UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1.  Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(c)	02/10/36	2,713	$2,439,047
Alternative Loan Trust,
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,399	1,333,732
Series 2006-11CB, Class 1A1
6.000%	05/25/36	1,568	1,383,057
Series 2006-25CB, Class A2
6.000%	10/25/36	1,441	1,309,777
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%	01/15/49	262	268,017
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class AM
6.266%(c)	03/15/49	1,911	1,910,202
Series 2015-SHP2, Class E, 144A
4.783%(c)	07/15/27	1,185	1,100,543
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	330	332,342
Series 2013-CR6, Class D, 144A
4.311%(c)	03/10/46	1,910	1,740,103
Series 2013-CR10, Class D, 144A
4.950%(c)	08/10/46	2,020	1,931,614
Series 2013-LC6, Class D, 144A
4.428%(c)	01/10/46	3,975	3,564,724
Series 2014-LC15, Class A2
2.840%	04/10/47	290	299,005
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class AM
5.509%	09/15/39	1,511	1,523,442
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.507%(c)	08/15/48	2,032	1,425,949
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4
5.987%(c)	08/10/45	1,552	1,598,974
Series 2012-GC6, Class D, 144A
5.818%(c)	01/10/45	524	513,217
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	806	796,895
Series 2014-GC22, Class D, 144A
4.801%(c)	06/10/47	600	469,326
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.669%(c)	11/15/48	1,790	1,591,743
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	1,195	1,199,933
Series 2007-CB18, Class A4
5.440%	06/12/47	901	916,491
Series 2007-LDPX, Class A3
5.420%	01/15/49	461	470,846
Series 2012-CBX, Class E, 144A
5.394%(c)	06/15/45	1,144	1,100,837
Series 2014-C20, Class D, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.724%(c)	07/15/47		100	$77,938
Series 2015-SGP, Class A, 144A
2.136%(c)	07/15/36		2,750	2,728,445
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class AJ
6.115%(c)	06/15/38		695	693,472
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		2,965	2,905,322
Series 2007-C1, Class A4
5.424%	02/15/40		1,452	1,477,275
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.166%	12/12/49		303	307,177
Series 2007-9, Class A4
5.700%	09/12/49		302	313,497
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 144A
4.093%(c)	08/15/26		1,700	1,650,306
Series 2015-XLF2, Class SNMD, 144A
2.169%(c)	11/15/26		1,450	1,276,891
Resource Capital Corp. (Cayman Islands),
Series 2014-CRE2, Class A, 144A
1.491%(c)	04/15/32		72	70,610
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47		2,155	1,553,711

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,429,649)				42,274,460

CORPORATE BONDS — 21.1%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,190	1,625,041
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,219	2,585,439
3.000%	05/03/22	EUR	685	902,967
National Capital Trust I,
Jr. Sub. Notes, RegS
5.620%(c)	09/29/49	GBP	274	398,253
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,120	2,560,151

				8,071,851

Brazil — 0.1%
Braskem Finance Ltd.,
Gtd. Notes
6.450%	02/03/24		665	623,437
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42		982	409,985

				1,033,422

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Canada — 0.6%
Bell Canada,
Gtd. Notes
3.350%	06/18/19	CAD	1,410	$1,135,480
Canadian National Railway Co.,
Sr. Unsec’d. Notes
5.550%	03/01/19		740	821,123
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		118	104,915
5.700%	10/15/19		527	528,854
Husky Energy, Inc.,
Sr. Unsec’d. Notes
7.250%	12/15/19		461	509,546
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD	1,840	1,495,674
Royal Bank of Canada,
Covered Bonds, RegS
1.625%	08/04/20	EUR	1,235	1,497,239
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24		995	840,775

				6,933,606

China
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		200	207,162

Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.684%(c)	12/29/49	GBP	1,430	2,065,311

France — 1.2%
BNP Paribas Home Loan SFH SA,
Covered Bonds, EMTN
3.750%	01/11/21	EUR	2,100	2,816,726
BNP Paribas SA,
Gtd. Notes
5.000%	01/15/21		1,045	1,167,751
Jr. Sub. Notes
4.730%(c)	04/29/49	EUR	1,050	1,194,797
5.019%(c)	04/29/49	EUR	450	523,833
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,980	2,022,423
BPCE SFH SA,
Covered Bonds, EMTN
1.000%	02/24/25	EUR	900	1,063,265
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR	400	491,676
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		1,170	1,167,169
Europcar Groupe SA,
Sec’d. Notes, RegS
5.750%	06/15/22	EUR	960	1,141,544

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
Loxam SAS,
Sr. Sub. Notes, RegS
7.000%	07/23/22	EUR	361	$428,611
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	12/29/49		1,615	1,566,550
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN
6.125%	11/25/33	EUR	602	1,089,419

				14,673,764

Germany — 0.7%
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
4.250%	07/13/22	EUR	1,735	2,409,960
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes, EMTN
3.375%	06/17/21	EUR	3,900	5,239,245
ZF North America Capital, Inc.,
Gtd. Notes
2.750%	04/27/23	EUR	1,400	1,597,046

				9,246,251

Italy — 0.6%
Banca Popolare di Milano Scarl,
Covered Bonds, EMTN
0.875%	09/14/22	EUR	1,355	1,558,266
Banco Popolare SC,
Covered Bonds, EMTN
0.750%	03/31/22	EUR	2,675	3,056,509
Intesa Sanpaolo SpA,
Sub. Notes, 144A
5.017%	06/26/24		1,980	1,854,157
UniCredit Luxembourg Finance SA,
Gtd. Notes, 144A
6.000%	10/31/17		250	257,945
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		1,130	1,067,850

				7,794,727

Mexico — 0.3%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		2,265	2,052,656
4.500%	01/23/26		1,770	1,648,755

				3,701,411

Netherlands — 1.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25		1,202	1,210,700
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		85	110,177
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22		2,775	2,842,621
Sub. Notes
4.375%	08/04/25		2,468	2,541,050

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18		3,990	$4,001,487
3.750%	03/07/17		2,270	2,320,485

				13,026,520

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20		1,050	1,077,563

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, RegS
4.375%	02/24/21	EUR	987	1,332,366

Spain — 1.1%
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	2,600	3,011,256
Banco Popular Espanol SA,
Covered Bonds
1.000%	04/07/25	EUR	2,700	3,070,585
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	2,800	3,152,303
Bankinter SA,
Covered Bonds
1.000%	02/05/25	EUR	500	577,589
Cirsa Funding Luxembourg SA,
Gtd. Notes, RegS
5.875%	05/15/23	EUR	630	698,419
Santander Issuances SAU,
Gtd. Notes
5.179%	11/19/25		2,800	2,705,783

				13,215,935

Sweden — 0.5%
Nordea Bank AB,
Jr. Sub. Notes, 144A
6.125%(c)	12/29/49		1,335	1,271,587
Sub. Notes, 144A
4.875%	05/13/21		1,980	2,144,718
Sub. Notes, EMTN
4.000%	03/29/21	EUR	1,190	1,538,387
Skandinaviska Enskilda Banken AB,
Sub. Notes, EMTN
4.000%(c)	09/12/22	EUR	1,235	1,464,663

				6,419,355

Switzerland — 0.8%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25		2,918	2,787,577
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR	985	1,175,475
Glencore Funding LLC,
Gtd. Notes, 144A
2.125%	04/16/18		398	371,633
4.000%	04/16/25		1,625	1,274,609

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
4.125%	05/30/23		400	$327,000
UBS AG,
Sr. Unsec’d. Notes, EMTN
6.375%	07/20/16	GBP	456	664,870
Sub. Notes
7.625%	08/17/22		1,975	2,262,027
UBS Group Funding Jersey Ltd,
Gtd. Notes, 144A
4.125%	09/24/25		1,542	1,544,199

				10,407,390

United Kingdom — 1.6%
Abbey National Treasury Services PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,093	2,535,562
4.250%	04/12/21	EUR	1,950	2,662,931
Barclays Bank PLC,
Sub. Notes, RegS
6.625%	03/30/22	EUR	690	927,702
Boparan Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	07/15/21	GBP	985	1,308,599
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		340	531,445
HBOS Capital Funding LP,
Gtd. Notes
4.939%(c)	05/29/49	EUR	145	164,996
Lloyds Banking Group PLC,
Sub. Notes, 144A
4.582%	12/10/25		1,282	1,256,869
Nationwide Building Society,
Sub. Notes, EMTN
4.125%(c)	03/20/23	EUR	1,235	1,457,646
Rio Tinto Finance USA Ltd.,
Gtd. Notes
3.750%	06/15/25		497	484,364
Royal Bank of Scotland Group PLC (The),
Jr. Sub. Notes
7.640%(c)	03/29/49		1,200	1,165,500
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		323	341,831
Sky Group Finance PLC,
Gtd. Notes, RegS
5.750%	10/20/17	GBP	1,325	2,025,210
Standard Chartered PLC,
Jr. Sub. Notes, 144A
6.409%(c)	01/29/49		2,500	2,386,450
Synlab Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	985	1,184,721
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP	445	896,088

				19,329,914

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States — 11.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		602	$619,911
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		161	163,910
3.600%	05/14/25		1,599	1,678,497
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,462	1,503,240
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		2,438	2,519,963
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		445	483,294
5.900%	11/01/21		895	1,022,346
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		366	372,354
6.375%	09/15/17		622	651,840
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,105	1,196,875
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	985	1,218,562
3.000%	02/15/22		690	704,039
3.400%	05/15/25		1,580	1,583,702
5.800%	02/15/19		895	996,590
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	04/01/44		1,725	1,879,676
Sub. Notes, MTN
4.000%	01/22/25		1,007	1,008,528
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/23/45		985	1,046,844
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		690	690,953
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		693	709,976
3.734%	12/15/24		593	631,311
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	100	108,183
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		1,007	1,014,553
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		1,080	1,111,481
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		390	357,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CBS Corp.,
Gtd. Notes
3.500%	01/15/25	1,725	$1,748,117
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	985	1,006,509
4.908%	07/23/25	985	1,038,994
Chesapeake Energy Corp.,
Gtd. Notes
3.878%(c)	04/15/19	1,415	548,313
7.250%	12/15/18	578	315,010
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	985	1,101,964
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	2,620	2,842,425
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23	270	250,619
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	390	429,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	1,535	1,145,673
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	540	474,636
eBay, Inc.,
Sr. Unsec’d. Notes
3.800%	03/09/22	737	758,725
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20	2,750	2,663,645
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21	790	759,104
4.900%	02/01/24	490	445,770
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	2,565	1,990,332
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	1,789	1,897,104
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	1,050	1,009,251
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	06/15/25	2,075	2,150,540
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,050	3,495,730
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	551	508,297
2.375%	03/15/18	870	769,950

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
11.000%	09/15/25	567	$569,835
GE Capital International Funding Co.,
Gtd. Notes, 144A
0.964%	04/15/16	2,328	2,328,128
General Dynamics Corp.,
Gtd. Notes
3.875%	07/15/21	540	587,899
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	791	814,730
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	2,205	2,231,370
3.250%	05/15/18	153	155,546
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26	2,397	2,547,134
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	2,025	2,071,869
5.750%	01/24/22	1,875	2,163,225
6.000%	06/15/20	1,280	1,459,316
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	400	460,744
Sub. Notes
5.150%	05/22/45	490	497,783
Halliburton Co.,
Sr. Unsec’d. Notes
3.375%	11/15/22	1,430	1,455,267
5.000%	11/15/45	1,430	1,397,595
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	1,625	1,817,931
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	45	49,145
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	483	488,099
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	940	953,621
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.900%	10/15/25	2,205	2,269,311
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	277	286,695
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,385	1,465,809
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	940	1,078,193
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18	835	928,362

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		416	$411,840
Sr. Sec’d. Notes, RegS
4.750%	02/15/23	EUR	1,040	1,198,211
Kinder Morgan, Inc.,
Gtd. Notes
2.250%	03/16/27	EUR	385	383,625
Gtd. Notes, 144A
5.000%	02/15/21		1,954	1,994,000
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		1,480	1,491,791
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.250%	07/17/25		2,173	2,146,907
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20		1,480	1,520,169
3.500%	07/15/22		1,285	1,348,587
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	140,912
3.600%	02/01/25		835	845,289
Level 3 Financing, Inc.,
Gtd. Notes, 144A
5.375%	01/15/24		722	731,025
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23		1,471	1,537,195
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		400	478,012
Markel Corp.,
Sr. Unsec’d. Notes
7.125%	09/30/19		85	97,754
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		540	782,825
McGraw Hill Financial, Inc.,
Gtd. Notes
4.400%	02/15/26		1,896	2,072,125
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		876	911,040
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,680	1,605,450
Sr. Unsec’d. Notes
4.750%	02/08/21		985	1,094,554
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	160,264
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24		2,415	2,533,077
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		2,006	2,232,213

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	361	$359,336
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	740	1,090,964
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25	995	1,075,744
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/21	2,198	2,257,825
3.850%	04/01/23	887	919,917
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	115	126,559
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	2,518	2,499,999
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	1,725	1,487,571
Republic Services, Inc.,
Gtd. Notes
3.800%	05/15/18	1,315	1,371,183
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,953	2,148,773
5.850%	08/15/45	790	964,717
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	964	1,026,660
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18	2,840	2,858,630
Seagate HDD Cayman,
Gtd. Notes
4.750%	01/01/25	635	495,971
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	966	973,085
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	579,527
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	1,090	1,121,193
3.600%	07/15/25	2,520	2,586,649
7.625%	04/15/31	295	376,552
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	619	642,986
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,190	1,229,407
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	505	353,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		390	$399,972
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18		445	483,158
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR	1,070	894,903
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		195	194,023
6.550%	09/15/43		1,725	2,272,217
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		1,385	1,379,466
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.300%	11/18/21		2,075	2,136,679
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		940	760,016
4.125%	11/15/20		275	249,769
4.500%	11/15/23		290	246,369
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	126,815
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
6.375%	05/15/25		1,599	1,563,182

				141,671,478

TOTAL CORPORATE BONDS (cost $257,938,923)				260,208,026

FOREIGN GOVERNMENT BONDS — 42.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.750%	04/21/37	AUD	3,960	3,341,329
4.250%	04/21/26	AUD	26,575	23,542,551
5.750%	05/15/21	AUD	45,600	41,117,354
Belgium Government Bond (Belgium),
Unsec’d. Notes
0.800%	06/22/25	EUR	10,365	12,239,477
Brazil Notas do Tesouro Nacional Series F (Brazil),
Notes
10.000%	01/01/27	BRL	41,121	9,410,684
Sr. Notes
10.000%	01/01/17	BRL	9,885	2,680,224
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		788	795,880
Bundesrepublik Deutschland (Germany),
Bonds
0.500%	02/15/25	EUR	31,121	36,862,620
2.500%	01/04/21	EUR	630	815,501
5.500%	01/04/31	EUR	2,730	5,335,741
6.250%	01/04/30	EUR	4,155	8,465,801

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
3.625%	02/26/18	EUR	360	$438,716
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes
1.750%	06/15/18	CAD	4,290	3,372,345
2.250%	12/15/25	CAD	5,875	4,683,624
3.350%	12/15/20	CAD	33,255	28,241,721
4.100%	12/15/18	CAD	2,795	2,337,750
Colombian TES (Colombia),
Bonds
7.750%	09/18/30	COP	4,427,800	1,391,260
France Government Bond OAT (France),
Bonds
0.500%	05/25/25	EUR	4,275	4,938,328
2.500%	05/25/30	EUR	1,770	2,459,724
3.000%	04/25/22	EUR	1,475	1,991,059
3.250%	10/25/21	EUR	7,565	10,228,714
3.250%	05/25/45	EUR	725	1,192,682
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23		1,845	1,462,163
8.500%	10/04/17		236	232,342
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25		6,215	6,243,185
Ireland Government Bond (Ireland),
Bonds
2.400%	05/15/30	EUR	2,075	2,751,917
5.400%	03/13/25	EUR	5,407	8,676,599
Unsec’d. Notes
3.400%	03/18/24	EUR	3,910	5,441,076
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.350%	04/15/22	EUR	15,085	17,940,990
3.250%	09/01/46	EUR	3,120	4,235,568
4.500%	05/01/23	EUR	875	1,251,441
4.500%	02/01/20	EUR	1,580	2,096,709
5.500%	11/01/22	EUR	3,675	5,468,499
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	15,270	20,309,269
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24		1,148	1,053,290
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	09/20/18	JPY	1,368,450	12,285,591
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	3,645,500	32,859,869
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/34	JPY	1,865,450	19,622,654
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	12/20/45	JPY	939,150	10,270,443
1.700%	09/20/44	JPY	315,900	3,660,056
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	03/20/54	JPY	68,700	834,075

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	244,615	$18,175,840
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	37,575	2,448,915
Netherlands Government Bond (Netherlands),
Bonds
1.750%	07/15/23	EUR	340	436,559
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
5.500%	04/15/23	NZD	2,710	2,228,044
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	5,570	1,769,287
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
2.875%	10/15/25	EUR	7,982	9,151,984
4.800%	06/15/20	EUR	6,870	8,847,721
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	268	208,181
Unsec’d. Notes
2.600%	06/02/25	CAD	622	495,550
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	980	789,350
South Africa Government Bond (South Africa),
Bonds
8.250%	09/15/17	ZAR	75,275	5,112,046
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
4.200%	01/31/37	EUR	1,000	1,482,994
4.400%	10/31/23	EUR	1,725	2,442,510
4.700%	07/30/41	EUR	5,080	8,145,284
4.850%	10/31/20	EUR	3,055	4,180,630
Sweden Government Bond (Sweden),
Bonds
3.500%	06/01/22	SEK	48,235	7,152,392
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	07/22/19	GBP	9,655	14,381,881
1.750%	09/07/22	GBP	2,330	3,496,121
2.000%	09/07/25	GBP	13,885	20,981,255
2.250%	09/07/23	GBP	8,925	13,788,155
4.250%	12/07/40	GBP	1,430	2,836,258
4.250%	06/07/32	GBP	1,135	2,146,173
4.500%	12/07/42	GBP	2,840	5,911,586
4.750%	12/07/30	GBP	5,830	11,491,462
5.000%	03/07/25	GBP	8,155	15,359,091
Unsec’d. Notes
3.250%	01/22/44	GBP	1,475	2,536,408

TOTAL FOREIGN GOVERNMENT BONDS (cost $507,035,494)				528,574,498

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1
1.383%(c)	05/25/24(x)		791	780,731
Series 2014-C04, Class 2M1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.533%(c)	11/25/24(x)	929	$933,800
Series 2015-C01, Class 1M1
1.933%(c)	02/25/25(x)	83	83,400
Series 2015-C02, Class 2M1
1.633%(c)	05/25/25(x)	208	207,555
Series 2015-C03, Class 1M1
1.933%(c)	07/25/25(x)	1,113	1,113,569
Series 2015-C03, Class 1M2
5.433%(c)	07/25/25(x)	1,607	1,606,995
Series 2015-C03, Class 2M1
1.933%(c)	07/25/25(x)	350	349,705
Series 2015-C03, Class 2M2
5.433%(c)	07/25/25(x)	1,000	1,005,579
Series 2015-C04, Class 2M1
2.133%(c)	04/25/28(x)	5,299	5,305,325
Series 2015-C04, Class 2M2
5.983%(c)	04/25/28(x)	2,400	2,420,390
Series 2016-C01, Class 1M2
7.183%(c)	08/25/28(x)	2,892	3,123,006
Series 2016-C01, Class 2M2
7.383%(c)	08/25/28(x)	818	885,111
Series 2016-C02, Class 1M2
6.435%(c)	09/25/28(x)	2,647	2,700,527
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
1.883%(c)	09/25/24(x)	1,001	1,003,551
Series 2014-HQ3, Class M1
2.083%(c)	10/25/24(x)	499	500,447
Series 2015-DNA2, Class M2
3.033%(c)	12/25/27(x)	1,694	1,694,467
Series 2015-DNA3, Class M3
5.133%(c)	04/25/28(x)	684	664,295
Series 2015-HQ1, Class M2
2.633%(c)	03/25/25(x)	2,420	2,427,969
Series 2015-HQA1, Class M2
3.083%(c)	03/25/28(x)	2,550	2,546,809
Series 2015-HQA2, Class M3
5.233%(c)	05/25/28(x)	498	479,787
Series 2016-DNA1, Class M2
3.333%(c)	07/25/28(x)	1,141	1,149,602
Series 2016-HQA1, Class M3
6.792%(c)	09/25/28(x)	1,182	1,228,034
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 144A
4.686%(c)	11/25/24	1,220	1,235,258
Series 2015-CH1, Class M1, 144A
2.433%(c)	10/25/25	1,215	1,203,280

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,309,346)			34,649,192

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal National Mortgage Assoc.
4.000%	12/01/44	4,927	5,362,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
3.500%	TBA	9,518	$10,059,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,323,765)			15,421,666

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bonds
3.000%	11/15/45	12,265	13,240,926
3.625%	08/15/43	1,620	1,967,540
5.375%	02/15/31	13,290	19,056,092
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	17,876	18,463,119
U.S. Treasury Notes
1.000%	03/31/17-05/31/18	46,415	46,613,346
1.000%	10/31/16	18,515	18,570,693
1.125%	12/31/19	61,781	61,964,428
1.375%	03/31/20-09/30/20	67,040	67,724,130
2.000%	08/31/21-08/15/25	34,439	35,530,611
2.250%	11/15/25	16,830	17,515,688
2.500%	05/15/24	35,065	37,289,453
2.625%	08/15/20	11,110	11,806,108

TOTAL U.S. TREASURY OBLIGATIONS (cost $343,409,014)			349,742,134

		Shares
PREFERRED STOCKS — 0.1%
United States
Allstate Corp. (The)		12,000	312,840
Citigroup Capital XIII, (Capital Security, fixed to floating preferred), 7.008%		53,000	1,393,370

TOTAL PREFERRED STOCKS (cost $1,667,709)			1,706,210

TOTAL LONG-TERM INVESTMENTS (cost $1,203,113,900)			1,232,576,186

SHORT-TERM INVESTMENT — 2.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $29,493,704)(w)		29,493,704	29,493,704

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.1% (cost $1,232,607,604)			1,262,069,890

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(l)
Put Options
Currency Option PLN vs EUR,
expiring 04/12/16, Strike Price 4.39	Deutsche Bank AG	PLN 88	$(71)
Currency Option SEK vs EUR,
expiring 04/18/16, Strike Price 9.46	JPMorgan Chase	SEK 1,883	(6,029)

			(6,100)

TOTAL OPTIONS WRITTEN (premiums received $127,891)			(6,100)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.1% (cost $1,232,479,713)			1,262,063,790
Liabilities in excess of other assets(z) — (2.1)%			(26,326,407)

NET ASSETS — 100.0%			$1,235,737,383

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(l)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
212	10 Year U.K. Gilt	Jun. 2016	$ 36,827,320	$ 36,909,545	$ 82,225
Short Positions:
74	2 Year U.S. Treasury Notes	Jun. 2016	16,192,144	16,187,500	4,644
145	5 Year U.S. Treasury Notes	Jun. 2016	17,551,912	17,568,789	(16,877)
59	10 Year Canadian Government Bonds	Jun. 2016	6,446,576	6,409,024	37,552
7	10 Year Japanese Bonds	Jun. 2016	9,433,382	9,410,458	22,924
272	10 Year U.S. Treasury Notes	Jun. 2016	35,472,953	35,466,250	6,703
50	20 Year U.S. Treasury Bonds	Jun. 2016	8,266,476	8,221,875	44,601
2	30 Year Euro BUXL	Jun. 2016	373,141	383,564	(10,423)

					89,124
					$171,349

(1)	Cash of $1,663,297 has been segregated with Morgan Stanley to cover requirements for open futures contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 01/26/17	BNP Paribas	ARS	1,580	$ 90,828	$ 87,152	$ (3,676)
Expiring 01/31/17	BNP Paribas	ARS	1,590	90,828	87,358	(3,470)
Expiring 02/03/17	BNP Paribas	ARS	1,599	90,828	87,681	(3,147)
Expiring 02/13/17	BNP Paribas	ARS	1,622	91,923	88,397	(3,526)
Expiring 02/13/17	BNP Paribas	ARS	1,618	91,923	88,147	(3,776)
Expiring 02/13/17	BNP Paribas	ARS	1,603	90,828	87,344	(3,484)
Expiring 02/13/17	BNP Paribas	ARS	1,599	90,828	87,097	(3,731)
Expiring 02/16/17	BNP Paribas	ARS	3,254	183,846	176,942	(6,904)
Expiring 02/16/17	BNP Paribas	ARS	1,632	91,923	88,721	(3,202)
Expiring 02/17/17	BNP Paribas	ARS	3,273	183,846	177,824	(6,022)
Expiring 02/21/17	BNP Paribas	ARS	9,928	551,537	538,035	(13,502)
Expiring 02/23/17	BNP Paribas	ARS	1,673	91,923	90,549	(1,374)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 02/24/17	BNP Paribas	ARS	3,207	$ 175,254	$ 173,468	$ (1,786)
Expiring 02/27/17	BNP Paribas	ARS	1,777	95,541	95,928	387
Expiring 02/28/17	BNP Paribas	ARS	940	50,132	50,707	575
Expiring 03/01/17	BNP Paribas	ARS	953	50,132	51,350	1,218
Expiring 03/02/17	BNP Paribas	ARS	1,076	55,180	57,969	2,789
Brazilian Real,
Expiring 04/04/16	Goldman Sachs & Co.	BRL	21,133	5,303,157	5,871,003	567,846
Expiring 04/04/16	Goldman Sachs & Co.	BRL	9,272	2,438,807	2,575,819	137,012
Expiring 04/04/16	Goldman Sachs & Co.	BRL	6,366	1,700,372	1,768,572	68,200
Expiring 05/03/16	Standard Chartered PLC	BRL	32,099	8,827,867	8,846,236	18,369
Japanese Yen,
Expiring 05/20/16	Hong Kong & Shanghai Bank	JPY	1,178,343	10,419,378	10,484,915	65,537
Norwegian Krone,
Expiring 04/06/16	BNP Paribas	NOK	97,930	11,334,198	11,834,533	500,335
Russian Ruble,
Expiring 04/07/16	Citigroup Global Markets	RUB	264,810	3,479,311	3,933,213	453,902
Expiring 04/07/16	Citigroup Global Markets	RUB	178,649	2,469,161	2,653,458	184,297
Expiring 04/07/16	Citigroup Global Markets	RUB	159,074	2,091,755	2,362,713	270,958
South Korean Won,
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	13,487,980	10,853,770	11,791,841	938,071
Turkish Lira,
Expiring 05/25/16	Hong Kong & Shanghai Bank	TRY	24,192	8,311,093	8,453,802	142,709

				$69,396,169	$72,690,774	3,294,605

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/10/16	BNP Paribas	AUD	90,485	$ 67,022,800	$ 69,128,324	$ (2,105,524)
Expiring 06/10/16	BNP Paribas	AUD	13,441	10,044,326	10,268,699	(224,373)
Brazilian Real,
Expiring 04/04/16	Goldman Sachs & Co.	BRL	4,673	1,216,242	1,298,069	(81,827)
Expiring 05/03/16	Goldman Sachs & Co.	BRL	33,074	8,963,542	9,114,847	(151,305)
Expiring 01/04/17	Goldman Sachs & Co.	BRL	9,885	2,149,614	2,542,372	(392,758)
British Pound,
Expiring 05/12/16	BNP Paribas	GBP	59,811	84,881,757	85,913,718	(1,031,961)
Expiring 05/12/16	Citigroup Global Markets	GBP	9,351	13,196,429	13,431,673	(235,244)
Expiring 05/12/16	Credit Suisse First Boston Corp.	GBP	7,427	10,634,011	10,667,866	(33,855)
Canadian Dollar,
Expiring 04/08/16	Citigroup Global Markets	CAD	4,409	3,299,590	3,394,879	(95,289)
Expiring 04/08/16	Goldman Sachs & Co.	CAD	67,561	49,334,872	52,020,329	(2,685,457)
Expiring 04/08/16	Goldman Sachs & Co.	CAD	16,064	11,733,532	12,369,109	(635,577)
Expiring 04/08/16	Hong Kong & Shanghai Bank	CAD	3,503	2,622,684	2,697,367	(74,683)
Expiring 04/08/16	JPMorgan Chase	CAD	28,836	21,527,191	22,202,790	(675,599)
Euro,
Expiring 05/13/16	Bank of America	EUR	7,920	8,885,438	9,024,494	(139,056)
Expiring 05/13/16	Bank of America	EUR	1,098	1,239,315	1,250,525	(11,210)
Expiring 05/13/16	Bank of New York Mellon	EUR	1,078	1,172,723	1,227,723	(55,000)
Expiring 05/13/16	Bank of New York Mellon	EUR	1,072	1,211,471	1,221,192	(9,721)
Expiring 05/13/16	Bank of New York Mellon	EUR	882	985,965	1,004,767	(18,802)
Expiring 05/13/16	Bank of New York Mellon	EUR	739	832,828	842,069	(9,241)
Expiring 05/13/16	Bank of New York Mellon	EUR	459	499,561	522,560	(22,999)
Expiring 05/13/16	BNP Paribas	EUR	883	980,097	1,005,487	(25,390)
Expiring 05/13/16	Citigroup Global Markets	EUR	185,234	200,977,084	211,056,557	(10,079,473)
Expiring 05/13/16	Credit Suisse First Boston Corp.	EUR	11,417	12,691,754	13,008,776	(317,022)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 05/13/16	Royal Bank of Scotland Group PLC	EUR	8,029	$9,153,864	$9,147,801	$6,063
Expiring 05/13/16	Standard Chartered PLC	EUR	14,833	16,454,782	16,900,400	(445,618)
Japanese Yen,
Expiring 05/20/16	Goldman Sachs & Co.	JPY	7,429,063	66,739,703	66,103,936	635,767
Expiring 05/20/16	Standard Chartered PLC	JPY	2,518,897	22,586,658	22,413,190	173,468
Mexican Peso,
Expiring 04/14/16	Hong Kong & Shanghai Bank	MXN	255,381	14,023,469	14,762,454	(738,985)
New Taiwanese Dollar,
Expiring 05/20/16	Royal Bank of Scotland Group PLC	TWD	92,392	2,812,123	2,872,240	(60,117)
Expiring 05/20/16	Standard Chartered PLC	TWD	342,512	10,518,071	10,647,812	(129,741)
Expiring 06/21/16	Goldman Sachs & Co.	TWD	82,774	2,504,313	2,574,255	(69,942)
Expiring 06/21/16	Standard Chartered PLC	TWD	662,174	20,087,357	20,593,521	(506,164)
New Zealand Dollar,
Expiring 04/22/16	BNP Paribas	NZD	3,175	2,099,294	2,192,214	(92,920)
Polish Zloty,
Expiring 05/19/16	Citigroup Global Markets	PLN	6,582	1,670,718	1,762,568	(91,850)
Singapore Dollar,
Expiring 04/08/16	Standard Chartered PLC	SGD	24,227	17,159,755	17,973,615	(813,860)
South African Rand,
Expiring 05/11/16	Royal Bank of Scotland Group PLC	ZAR	75,606	4,768,443	5,078,813	(310,370)
South Korean Won,
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	13,475,239	11,201,828	11,780,703	(578,875)
Swedish Krona,
Expiring 04/06/16	Standard Chartered PLC	SEK	59,045	6,947,890	7,274,618	(326,728)

				$724,831,094	$747,292,332	(22,461,238)

						$(19,166,633)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
05/13/16	Buy	EUR	3,337	SEK	30,891	$(9,578)	Credit Suisse First Boston Corp.
05/13/16	Buy	EUR	6,283	SEK	58,222	(23,860)	Credit Suisse First Boston Corp.
04/06/16	Buy	SEK	97,574	NOK	97,906	189,871	Credit Suisse First Boston Corp.

						$156,433

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
GBP	37,950	05/21/18	0.780%	6 Month LIBOR(2)	$—	$(25,786)	$(25,786)
GBP	37,950	02/20/19	0.878%	6 Month LIBOR(1)	—	11,478	11,478

					$—	$(14,308)	$(14,308)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.BBB.6	05/11/63	3.000%	11,150	$ (683,977)	$ (210,581)	$ (473,396)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	(521,418)	(110,120)	(411,298)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	(404,865)	(107,510)	(297,355)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	(368,060)	(80,225)	(287,835)	Morgan Stanley

				$(1,978,320)	$ (508,436)	$(1,469,884)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation (Depreciation)(4)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.S25	12/20/20	5.000%	12,320	$ (258,446)	$ 371,249	$ 629,695
CDX.NA.IG.24.V1	06/20/20	1.000%	48,590	424,033	279,680	(144,353)
CDX.NA.IG.25.V1	12/20/20	1.000%	30,300	211,632	158,353	(53,279)

				$ 377,219	$ 809,282	$ 432,063

Cash of $2,371,645 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$42,274,460	$—
Corporate Bonds	—	260,208,026	—
Foreign Government Bonds	—	528,574,498	—
Residential Mortgage-Backed Securities	—	34,649,192	—
U.S. Government Agency Obligations	—	15,421,666	—
U.S. Treasury Obligations	—	349,742,134	—
Preferred Stocks	1,706,210	—	—
Affiliated Mutual Fund	29,493,704	—	—
Options Written	—	(6,100)	—
Other Financial Instruments*
Futures	171,349	—	—
OTC Forward Foreign Currency Contracts	—	(19,166,633)	—
OTC Cross Currency Exchange Contracts	—	156,433	—
Centrally Cleared Interest Rate Swaps	—	(14,308)	—
OTC Credit Default Swaps	—	(1,978,320)	—
Centrally Cleared Credit Default Swaps	—	432,063	—

Total	$31,371,263	$1,210,293,111	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Foreign Government Bonds	42.8%
U.S. Treasury Obligations	28.3
Banks	7.6
Commercial Mortgage-Backed Securities	3.4
Residential Mortgage-Backed Securities	2.8
Affiliated Mutual Fund	2.4
U.S. Government Agency Obligations	1.2
Media	1.1
Telecommunications	1.1
Oil & Gas	1.0
Pipelines	1.0
Electric	0.7
Healthcare-Services	0.6
Insurance	0.6
Diversified Financial Services	0.5
Retail	0.5
Auto Manufacturers	0.5
Oil & Gas Services	0.5
Agriculture	0.5
Pharmaceuticals	0.4
Multi-National	0.4
Commercial Services	0.4
Foods	0.4
Mining	0.4
Computers	0.3
Biotechnology	0.3

Internet	0.3%
Trucking & Leasing	0.2
Real Estate Investment Trusts (REITs)	0.2
Housewares	0.2
Packaging & Containers	0.2
Healthcare-Products	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Semiconductors	0.1
Savings & Loans	0.1
Sovereign	0.1
Environmental Control	0.1
Water	0.1
Home Furnishings	0.1
Transportation	0.1
Miscellaneous Manufacturing	0.1
Chemicals	0.1
Leisure Time	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 81.9%
AFFILIATED MUTUAL FUNDS — 56.9%
AST AQR Emerging Markets Equity Portfolio*	11,232,394	$98,845,072
AST Blackrock Low Duration Bond Portfolio*	69,159	723,399
AST Boston Partners Large-Cap Value Portfolio*	1,852,194	32,005,908
AST ClearBridge Dividend Growth Portfolio*	2,662,245	36,233,158
AST Cohen & Steers Realty Portfolio*	21,391,741	228,249,871
AST Global Real Estate Portfolio*	30,533,137	353,268,400
AST Goldman Sachs Large-Cap Value Portfolio*	1,542,670	38,042,234
AST Goldman Sachs Mid-Cap Growth Portfolio*	14,129,874	102,017,693
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	73,869,589
AST Goldman Sachs Strategic Income Portfolio*	1,605,150	15,088,407
AST Herndon Large-Cap Value Portfolio*	1,482,966	17,854,913
AST High Yield Portfolio*	37,879,387	316,671,674
AST International Growth Portfolio*	17,639,157	235,835,530
AST International Value Portfolio*	19,824,312	334,634,388
AST Jennison Large-Cap Growth Portfolio*	953,431	20,832,458
AST Large-Cap Value Portfolio*	1,536,597	32,191,709
AST Loomis Sayles Large Cap Growth Portfolio*	798,637	28,151,961
AST Lord Abbett Core Fixed Income Portfolio*	4,290,261	52,426,991
AST MFS Growth Portfolio*	1,263,516	22,060,984
AST MFS Large-Cap Value Portfolio*	2,763,311	42,610,254
AST Mid-Cap Value Portfolio*	5,760,836	110,896,090
AST Money Market Portfolio*	246,715	246,715
AST Morgan Stanley Multi Asset Portfolio*	1,300,000	12,259,000
AST Neuberger Berman Long Short Portfolio*	1,000,000	9,690,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,037,131	108,477,699
AST Parametric Emerging Markets Equity Portfolio*	11,122,519	85,420,942
AST Prudential Core Bond Portfolio*	8,944,636	103,221,102
AST QMA Emerging Markets Equity Portfolio*	7,359,667	61,232,427
AST QMA International Core Equity Portfolio*	13,392,354	131,780,759
AST QMA US Equity Alpha Portfolio*	8,683,269	194,071,055
AST Small-Cap Growth Opportunities Portfolio*	649,476	8,579,582
AST Small-Cap Growth Portfolio*	334,628	10,139,242
AST Small-Cap Value Portfolio*	4,496,718	95,105,595
AST T. Rowe Price Large-Cap Growth Portfolio*	688,488	15,738,831
AST T. Rowe Price Natural Resources Portfolio*	819,655	14,917,726
AST Wellington Real Total Return Portfolio*	1,400,000	12,376,000
AST Western Asset Core Plus Bond Portfolio*	6,095,655	71,928,724

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,629,231,349)(w)		3,127,696,082

COMMON STOCKS — 7.7%
Aerospace & Defense — 0.1%
BWX Technologies, Inc.(u)	4,400	147,664
Curtiss-Wright Corp	4,100	310,247

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.(u)	3,900	$512,343
Honeywell International, Inc.(u)	6,488	726,980
Huntington Ingalls Industries, Inc.(u)	5,300	725,782
L-3 Communications Holdings, Inc.	900	106,650
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	580,608
Textron, Inc.(u)	3,860	140,736
United Technologies Corp.(u)	6,480	648,648

		3,899,658

Air Freight & Logistics
FedEx Corp.(u)	3,900	634,608

Airlines — 0.1%
Alaska Air Group, Inc.(u)	6,200	508,524
Delta Air Lines, Inc.(u)	9,652	469,859
Hawaiian Holdings, Inc.*(u)	2,000	94,380
JetBlue Airways Corp.*(u)	17,700	373,824
Southwest Airlines Co.(u)	15,900	712,320
United Continental Holdings, Inc.*(u)	8,190	490,253

		2,649,160

Auto Components
Cooper Tire & Rubber Co.(u)	3,600	133,272
Dana Holding Corp.(u)	18,200	256,438
Delphi Automotive PLC (United Kingdom)	2,390	179,298
Exide Technologies(original cost $2,609; purchased 07/14/15)*^(f)(g)	16,296	—
Lear Corp.(u)	500	55,585
Tenneco, Inc.*(u)	5,600	288,456
Visteon Corp.(u)	4,400	350,196

		1,263,245

Automobiles
Ferrari NV (Italy)*	6,636	276,721
General Motors Co.(u)	17,400	546,882
Thor Industries, Inc.(u)	9,900	631,323

		1,454,926

Banks — 0.1%
Bank of America Corp.(u)	89,127	1,204,997
Citigroup, Inc.(u)	18,910	789,493
Citizens Financial Group, Inc.(u)	18,500	387,575
Financial Institutions, Inc.(u)	3,600	104,652
First Banks, Inc.*^(g)	211	67,043
First Interstate Bancsystem, Inc. (Class A Stock)(u)	4,700	132,211
First Niagara Financial Group, Inc.	32,742	316,943
FirstMerit Corp.	13,740	289,227
Hilltop Holdings, Inc.*(u)	3,100	58,528
JPMorgan Chase & Co.(u)	9,300	550,746
KeyCorp	27,800	306,912
National Penn Bancshares, Inc	1,360	14,470
Regions Financial Corp.(u)	25,300	198,605
SunTrust Banks, Inc.(u)	12,000	432,960
Talmer Bancorp, Inc. (Class A Stock)	8,750	158,287
TCF Financial Corp.(u)	3,100	38,006
Wells Fargo & Co.(u)	5,003	241,945
Wilshire Bancorp, Inc.	6,783	69,865
Yadkin Financial Corp.	1	24
Zions Bancorporation	4,960	120,082

		5,482,571

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages
Boston Beer Co., Inc. (The) (Class A Stock)*	470	$86,983
Constellation Brands, Inc. (Class A Stock)	740	111,807
Molson Coors Brewing Co. (Class B Stock)(u)	12,180	1,171,472
PepsiCo, Inc.(u)	5,170	529,822

		1,900,084

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*(u)	723	100,656
Alkermes PLC*(u)	3,300	112,827
Amgen, Inc.(u)	3,700	554,741
Baxalta, Inc.	2,214	89,446
Biogen, Inc.*(u)	3,050	793,976
Celgene Corp.*(u)	9,047	905,514
Emergent Biosolutions, Inc.*(u)	4,700	170,845
Gilead Sciences, Inc.(u)	9,920	911,251
Regeneron Pharmaceuticals, Inc.*(u)	1,090	392,880
United Therapeutics Corp.*(u)	4,000	445,720
Vertex Pharmaceuticals, Inc.*(u)	7,980	634,330

		5,112,186

Building Products
Allegion PLC	1,690	107,670
American Woodmark Corp.*(u)	1,300	96,967
Armstrong World Industries, Inc.*(u)	1,500	72,555
Continental Building Products, Inc.*(u)	4,800	89,088
Gibraltar Industries, Inc.*(u)	1,400	40,040
Lennox International, Inc.	980	132,486
Masco Corp.(u)	20,500	644,725
Owens Corning(u)	10,800	510,624
Patrick Industries, Inc.*(u)	3,150	142,980
Universal Forest Products, Inc.(u)	1,600	137,312

		1,974,447

Capital Markets — 0.2%
1347 Capital Corp.*	30,036	297,507
Alignvest Acquisition Corp. (Canada) (Class A Stock)*	110,000	821,559
Ameriprise Financial, Inc.(u)	9,150	860,192
AR Capital Acquisition Corp.*	53,000	521,785
Arowana, Inc. (Australia)*	87,080	868,623
Atlantic Alliance Partnership Corp.*	50,000	521,500
Bank of New York Mellon Corp. (The)	3,120	114,910
BlackRock, Inc.(u)	1,200	408,684
CB Pharma Acquisition Corp.*	24,500	247,450
Charles Schwab Corp. (The)(u)	15,507	434,506
DT Asia Investments Ltd. (Hong Kong)*	15,871	161,091
Education Management Corp.(original cost $4,897; purchased 01/23/15)*^(f)(g)	2,180,960	174,477
FinTech Acquisition Corp.*(g)	69,553	699,008
Garnero Group Acquisition Co. (Brazil)*	172,260	1,712,264
Gibraltar Growth Corp. (Canada) (Class A Stock)*	126,000	926,506
Goldman Sachs Group, Inc. (The)(u)	900	141,282
Hydra Industries Acquisition Corp.*	120,000	1,183,200
INTL. FCStone, Inc.*(u)	2,600	69,498
Investment Technology Group, Inc.(u)	1,500	33,150
Jensyn Acquisition Corp., UTS*	26,000	260,260
Lazard Ltd. (Class A Stock)(u)	7,600	294,880
Morgan Stanley(u)	13,959	349,115

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Pacific Special Acquisition Corp. (China)*	41,500	$416,245
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)*^(f)(g)	1,248,607	73,118
Piper Jaffray Cos.*(u)	2,600	128,856
PJT Partners, Inc. (Class A Stock)	3,072	73,882
TPT Acquisition, Inc.(original cost $1,538; purchased 05/6/15)*^(f)(g)	2,050	—

		11,793,548

Chemicals — 0.1%
Airgas, Inc.	350	49,574
Albemarle Corp.	1,000	63,930
Axiall Corp.(u)	11,220	245,045
Cabot Corp.(u)	10,200	492,966
Canexus Corp. (Canada)	262,232	260,465
Celanese Corp. (Class A Stock)(u)	600	39,300
Chemours Co. (The)	8,006	56,042
Chemtura Corp.*(u)	3,900	102,960
Dow Chemical Co. (The)	3,830	194,794
E.I. du Pont de Nemours & Co.	7,751	490,793
Eastman Chemical Co.(u)	10,000	722,300
FutureFuel Corp.(u)	5,900	69,561
GCP Applied Technologies, Inc.*(u)	6,863	136,848
Huntsman Corp.(u)	40,200	534,660
Koppers Holdings, Inc.*(u)	2,600	58,422
LyondellBasell Industries NV (Class A Stock)(u)	6,600	564,828
Minerals Technologies, Inc.(u)	1,700	96,645
Monsanto Co.	2,260	198,292
Mosaic Co. (The)	6,370	171,990
MPM Holdings, Inc.*	13,077	91,539
Rayonier Advanced Materials, Inc.(u)	5,900	56,050
Sherwin-Williams Co. (The)(u)	2,100	597,807
Valspar Corp. (The)	2,086	223,244
Westlake Chemical Corp.(u)	8,900	412,070

		5,930,125

Commercial Services & Supplies
ADT Corp. (The)	2,997	123,656
Deluxe Corp.(u)	8,400	524,916
Herman Miller, Inc.(u)	2,200	67,958
Progressive Waste Solutions Ltd. (Canada), UTS	13,035	404,476
Steelcase, Inc. (Class A Stock)(u)	8,800	131,296
Tyco International PLC	3,934	144,417

		1,396,719

Communications Equipment
ARRIS International PLC*(u)	5,800	132,936
Brocade Communications Systems, Inc.(u)	35,500	375,590
F5 Networks, Inc.*(u)	2,100	222,285
Ixia*(u)	5,000	62,300
Juniper Networks, Inc.(u)	19,500	497,445
NETGEAR, Inc.*(u)	3,700	149,369
Polycom, Inc.*(u)	32,200	359,030
ShoreTel, Inc.*(u)	11,500	85,560
Telestone Technologies Corp. (China)*^	12,647	13

		1,884,528

Construction & Engineering — 0.3%
Argan, Inc.(u)	2,600	91,416

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Comfort Systems USA, Inc.(u)	2,000	$63,540
Eiffage SA (France)	76,297	5,854,624
EMCOR Group, Inc.(u)	2,600	126,360
Ferrovial SA (Spain)	352,948	7,574,615
Fluor Corp.	1,830	98,271
Fomento de Construcciones y Contratas SA (Spain)*	8,557	73,889
KBR, Inc.(u)	11,800	182,664

		14,065,379

Construction Materials
Headwaters, Inc.*(u)	13,700	271,808
Martin Marietta Materials, Inc.(u)	2,100	334,971
Vulcan Materials Co.(u)	5,380	567,967

		1,174,746

Consumer Finance
American Express Co.	2,470	151,658
Discover Financial Services	2,060	104,895
Navient Corp.(u)	40,800	488,376
Nelnet, Inc. (Class A Stock)(u)	14,800	582,676
OneMain Holdings, Inc.*(u)	7,100	194,753

		1,522,358

Containers & Packaging
Crown Holdings, Inc.*(u)	6,369	315,839
Greif, Inc. (Class A Stock)(u)	1,500	49,125
Owens-Illinois, Inc.*(u)	11,300	180,348
Packaging Corp. of America(u)	7,300	440,920
Sealed Air Corp.(u)	2,610	125,306
WestRock Co.	4,150	161,975

		1,273,513

Distributors
Genuine Parts Co.(u)	1,100	109,296
LKQ Corp.*(u)	4,700	150,071

		259,367

Diversified Consumer Services
Apollo Education Group, Inc.*	7,771	63,839

Diversified Financial Services — 0.1%
Electrum Special Acquisition Corp.*	110,000	1,061,500
Global Partner Acquisition Corp.*(g)	130,658	1,269,996
Intercontinental Exchange, Inc.(u)	1,720	404,441
Markit Ltd.*	2,100	74,235
Morningstar, Inc.(u)	2,300	203,021
Rescap Liquidating Trust, UTS*	20,432	158,348
Voya Financial, Inc.	5,270	156,888

		3,328,429

Diversified Telecommunication Services — 0.2%
Axia NetMedia Corp. (Canada)	23,132	74,628
Axtel SAB de CV (Mexico), UTS*	634,038	312,301
Cellnex Telecom SAU (Spain)	142,292	2,268,579
CenturyLink, Inc.(u)	7,700	246,092
HKBN Ltd. (Hong Kong)	2,844,107	3,511,060
Infrastrutture Wireless Italiane SpA (Italy)*	423,092	2,119,403
Infrastrutture Wireless Italiane SpA (Italy), 144A*(g)	251,747	1,261,081
Inteliquent, Inc.(u)	12,800	205,440

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.(u)	11,600	$627,328

		10,625,912

Electric Utilities — 0.7%
American Electric Power Co., Inc.(u)	117,789	7,821,190
Edison International(u)	110,857	7,969,509
Empire District Electric Co. (The)	3,336	110,255
Enel SpA (Italy)	765,186	3,392,246
Entergy Corp.(u)	3,900	309,192
Exelon Corp.(u)	101,180	3,628,315
FirstEnergy Corp.(u)	16,200	582,714
ITC Holdings Corp.	7,187	313,138
NextEra Energy, Inc.(u)	100,622	11,907,608
PPL Corp.(u)	23,013	876,105
Xcel Energy, Inc.(u)	10,715	448,101

		37,358,373

Electrical Equipment
Acuity Brands, Inc.(u)	3,200	698,048
Eaton Corp. PLC(u)	15,110	945,282
PowerSecure International, Inc.*	9,614	179,686
Regal Beloit Corp.(u)	600	37,854

		1,860,870

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*(u)	9,000	579,690
Avnet, Inc.(u)	2,800	124,040
CDW Corp.(u)	15,000	622,500
Checkpoint Systems, Inc.*	7,454	75,434
Gerber Scientific Escrow Shares*^(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)(u)	24,360	874,768
Insight Enterprises, Inc.*(u)	2,500	71,600
Jabil Circuit, Inc.(u)	23,800	458,626
Methode Electronics, Inc.(u)	7,100	207,604
Newport Corp.*	6,619	152,237
Rofin-Sinar Technologies, Inc.*	3,865	124,530
Sanmina Corp.*(u)	5,900	137,942
ScanSource, Inc.*(u)	1,800	72,684
TE Connectivity Ltd. (Switzerland)	6,420	397,526
Tech Data Corp.*(u)	700	53,739

		3,952,920

Energy Equipment & Services
Atwood Oceanics, Inc.(u)	8,900	81,613
Bristow Group, Inc.(u)	6,200	117,304
Ensco PLC (Class A Stock)(u)	67,300	697,901
Nabors Industries Ltd.(u)	41,700	383,640
Weatherford International PLC*(u)	47,400	368,772

		1,649,230

Food & Staples Retailing — 0.1%
Costco Wholesale Corp.(u)	1,183	186,417
Fresh Market, Inc. (The)*	5,248	149,725
Ingles Markets, Inc. (Class A Stock)(u)	2,700	101,250
Kroger Co. (The)(u)	21,710	830,408
Rite Aid Corp.*	36,835	300,205
Wal-Mart Stores, Inc.(u)	7,400	506,826

		2,074,831

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	15,300	555,543
Bunge Ltd.(u)	10,400	589,368

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
ConAgra Foods, Inc.(u)	17,330	$773,265
Ingredion, Inc.(u)	3,800	405,802
Lancaster Colony Corp.(u)	400	44,228
Mondelez International, Inc. (Class A Stock)(u)	3,465	139,016
Post Holdings, Inc.*(u)	2,560	176,051
Seaboard Corp.*(u)	30	90,090
Snyder’s-Lance, Inc.	9	283
Tyson Foods, Inc. (Class A Stock)(u)	10,000	666,600

		3,440,246

Gas Utilities — 0.3%
Atmos Energy Corp.	81,083	6,021,223
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	619,961	2,519,007
Questar Corp.	8,277	205,270
Snam SpA (Italy)	1,049,972	6,570,762
UGI Corp.(u)	17,200	692,988

		16,009,250

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	7,000	663,670
Alere, Inc.*	10,487	530,747
Atrion Corp.(u)	300	118,608
Baxter International, Inc.(u)	9,600	394,368
C.R. Bard, Inc.(u)	3,700	749,879
Edwards Lifesciences Corp.*(u)	8,200	723,322
Hill-Rom Holdings, Inc.(u)	1,200	60,360
Hologic, Inc.*(u)	14,700	507,150
ICU Medical, Inc.*(u)	400	41,640
Invacare Corp.(u)	3,200	42,144
LivaNova PLC*(u)	6,400	345,472
Masimo Corp.*(u)	3,300	138,072
Rotech Healthcare, Inc.(original cost $58,278; purchased 01/17/14)*^(f)(g)	5,517	59,933

		4,375,365

Health Care Providers & Services — 0.1%
Aetna, Inc.(u)	8,345	937,561
Anthem, Inc.	1,870	259,911
Centene Corp.*(u)	7,200	443,304
Express Scripts Holding Co.*(u)	7,500	515,175
Humana, Inc.	8,893	1,626,974
Magellan Health, Inc.*(u)	1,800	122,274
McKesson Corp.(u)	4,860	764,235
National Healthcare Corp.(u)	800	49,840
Universal Health Services, Inc. (Class B Stock)(u)	4,500	561,240
VCA, Inc.*(u)	4,600	265,374
WellCare Health Plans, Inc.*(u)	1,200	111,300

		5,657,188

Health Care Technology
Computer Programs & Systems, Inc.(u)	6,500	338,780

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	500	185,855
BJ’s Restaurants, Inc.*(u)	1,700	70,669
Bloomin’ Brands, Inc.(u)	12,600	212,562
Brinker International, Inc.(u)	2,700	124,065
Carnival Corp.(u)	6,680	352,504
Chipotle Mexican Grill, Inc.*(u)	1,090	513,357

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Denny’s Corp.*(u)	12,900	$133,644
DineEquity, Inc.(u)	3,000	280,290
Extended Stay America, Inc., UTS(u)	8,900	145,070
Hilton Worldwide Holdings, Inc.	15,480	348,610
Jack in the Box, Inc.(u)	7,700	491,799
Marriott Vacations Worldwide Corp.(u)	8,300	560,250
Norwegian Cruise Line Holdings Ltd.*	1,280	70,771
Pinnacle Entertainment, Inc.*(u)	2,800	98,280
Popeyes Louisiana Kitchen, Inc.*(u)	800	41,648
Royal Caribbean Cruises Ltd.	7,428	610,210
Royal Caribbean Cruises Ltd.(u)	6,100	501,115
Ruth’s Hospitality Group, Inc.(u)	6,700	123,347
Starbucks Corp.	3,310	197,607
Starwood Hotels & Resorts Worldwide, Inc.	3,910	326,211
Texas Roadhouse, Inc.(u)	1,300	56,654
Wyndham Worldwide Corp.(u)	6,900	527,367
Yum! Brands, Inc.(u)	7,160	586,046

		6,557,931

Household Durables — 0.1%
D.R. Horton, Inc.(u)	32,400	979,452
Harman International Industries, Inc.	1,200	106,848
Jarden Corp.*	5,629	331,830
La-Z-Boy, Inc.(u)	13,900	371,686
Meritage Homes Corp.*(u)	3,600	131,256
NACCO Industries, Inc. (Class A Stock)(u)	1,500	86,115
NVR, Inc.*(u)	150	259,860
PulteGroup, Inc.(u)	3,587	67,113
Taylor Morrison Home Corp. (Class A Stock)*(u)	3,400	48,008

		2,382,168

Household Products
Clorox Co. (The)(u)	1,400	176,484
Kimberly-Clark Corp.	2,470	332,240

		508,724

Independent Power & Renewable Electricity Producers — 0.1%
Abengoa Yield PLC (Spain)(a)	163,926	2,914,604
AES Corp.(u)	54,500	643,100
Capstone Infrastructure Corp. (Canada)	48,795	182,594
NRG Energy, Inc.(u)	53,500	696,035
NRG Yield, Inc. (Class A Stock)	107,349	1,456,726
NRG Yield, Inc. (Class C Stock)(a)	91,371	1,301,123
Talen Energy Corp.*(u)	9,200	82,800

		7,276,982

Industrial Conglomerates
Carlisle Cos., Inc.(u)	4,700	467,650

Insurance — 0.1%
Allstate Corp. (The)(u)	8,200	552,434
American Financial Group, Inc.(u)	10,000	703,700
Arthur J Gallagher & Co.(u)	9,190	408,771
Assured Guaranty Ltd.(u)	16,200	409,860
CHUBB Ltd.(u)	10,890	1,297,544
Fidelity & Guaranty Life	13,693	359,304
Lincoln National Corp.(u)	14,800	580,160
MetLife, Inc.(u)	11,875	521,788
National Interstate Corp.	1,971	58,972
Old Republic International Corp.(u)	20,800	380,224
Phoenix Cos., Inc. (The)*	4,022	148,170

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group(u)	2,700	$83,484
XL Group PLC (Ireland)	2,920	107,456

		5,611,867

Internet & Catalog Retail
Amazon.com, Inc.*(u)	1,900	1,127,916
Blue Nile, Inc.(u)	2,300	59,133
FTD Cos., Inc.*(u)	3,120	81,900
HSN, Inc.(u)	2,000	104,620
Nutrisystem, Inc.(u)	3,300	68,871

		1,442,440

Internet Software & Services — 0.2%
Akamai Technologies, Inc.*(u)	5,400	300,078
Alphabet, Inc. (Class C Stock)*(u)	2,782	2,072,450
eBay, Inc.*(u)	21,800	520,148
Facebook, Inc. (Class A Stock)*(u)	13,594	1,551,075
Global Sources Ltd. (Hong Kong)*(u)	6,291	50,957
GoDaddy, Inc. (Class A Stock)*(u)	2,500	80,825
j2 Global, Inc.(u)	1,600	98,528
Rackspace Hosting, Inc.*(u)	14,800	319,532
RetailMeNot, Inc.*(u)	8,000	64,080
Yahoo!, Inc.*(u)	140,560	5,174,014

		10,231,687

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	6,301	727,135
Alliance Data Systems Corp.*	530	116,600
Aspire Holdings Ltd.(original cost $1; purchased 3/23/16)*^(f)(g)	64,356	1
Black Knight Financial Services, Inc. (Class A Stock)*(u)	4,400	136,532
Booz Allen Hamilton Holding Corp.(u)	7,400	224,072
Broadridge Financial Solutions, Inc.(u)	2,000	118,620
CSRA, Inc.(u)	5,800	156,020
DST Systems, Inc.(u)	4,800	541,296
Fidelity National Information Services, Inc.(u)	8,822	558,521
First Data Corp. (Class A Stock)*	8,960	115,942
Fiserv, Inc.*(u)	2,900	297,482
Heartland Payment Systems, Inc	1,389	134,136
Leidos Holdings, Inc.(u)	2,900	145,928
MasterCard, Inc. (Class A Stock)(u)	1,400	132,300
PayPal Holdings, Inc.*	3,760	145,136
Syntel, Inc.*(u)	6,100	304,573
Travelport Worldwide Ltd.(u)	5,900	80,594
Vantiv, Inc. (Class A Stock)*	2,310	124,463
Visa, Inc. (Class A Stock)(u)	3,880	296,742
WEX, Inc.*	1,830	152,549
Wincor Nixdorf AG (Germany)*	6,466	358,687

		4,867,329

Leisure Products
Brunswick Corp.(u)	8,200	393,436

Life Sciences Tools & Services
Affymetrix, Inc.*	8,978	125,782
Bruker Corp.(u)	4,900	137,200
Charles River Laboratories International, Inc.*(u)	6,900	523,986
Illumina, Inc.*(u)	1,070	173,458

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
INC Research Holdings, Inc. (Class A Stock)*(u)	1,800	$74,178
PAREXEL International Corp.*(u)	5,100	319,923

		1,354,527

Machinery — 0.1%
Allison Transmission Holdings, Inc.(u)	2,300	62,054
Blount International, Inc.*(u)	30,838	307,763
Colfax Corp.*(u)	7,600	217,284
Cummins, Inc.	1,640	180,302
Hillenbrand, Inc.(u)	3,000	89,850
Hyster-Yale Materials Handling, Inc.(u)	2,500	166,500
Ingersoll-Rand PLC	3,300	204,633
Manitowoc Co., Inc. (The)	23,685	102,556
Manitowoc Foodservice, Inc.*	6,825	100,601
Meritor, Inc.*(u)	22,000	177,320
Pentair PLC (United Kingdom)	2,750	149,215
Rexnord Corp.*(u)	1,600	32,352
SPX Corp.	8,190	123,014
Stanley Black & Decker, Inc.	2,640	277,754
Timken Co. (The)(u)	4,800	160,752
Toro Co. (The)(u)	4,200	361,704
Trinity Industries, Inc.(u)	20,100	368,031
Wabash National Corp.*(u)	15,300	201,960

		3,283,645

Marine
Matson, Inc.(u)	3,500	140,595
Pangaea Logistics Solutions Ltd.*(u)	3,299	7,588

		148,183

Media — 0.3%
AMC Networks, Inc. (Class A Stock)*(u)	3,800	246,772
Carmike Cinemas, Inc.*	4,760	142,990
CBS Corp. (Class B Stock)(u)	5,890	324,480
Charter Communications, Inc. (Class A Stock)*(a)	17,023	3,445,966
Cinemark Holdings, Inc.(u)	15,500	555,365
Comcast Corp. (Class A Stock)	37,953	2,318,169
Crown Media Holdings, Inc. (Class A Stock)*	8,008	40,681
DISH Network Corp. (Class A Stock)*(u)	9,772	452,053
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*^(f)(g)	641	18,168
Journal Media Group, Inc.	15,565	186,157
MSG Networks, Inc. (Class A Stock)*(u)	8,041	139,029
News Corp. (Class A Stock)(u)	15,755	201,191
Sirius XM Holdings, Inc.*(u)	35,260	139,277
TEGNA, Inc.(u)	11,000	258,060
Time Warner Cable, Inc.	15,452	3,161,789
Time Warner, Inc.(u)	3,073	222,946
Time, Inc.(u)	6,300	97,272
Twenty-First Century Fox, Inc. (Class A Stock)	13,389	373,285
Twenty-First Century Fox, Inc. (Class B Stock)(u)	35,967	1,014,269
Viacom, Inc. (Class B Stock)(u)	12,300	507,744

		13,845,663

Metals & Mining
Claude Resources, Inc. (Canada)*	284,482	284,756
Jaguar Mining, Inc. (Canada)*	25,812	6,360

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Jaguar Mining, Inc. (Canada)(original cost $97,534; purchased 04/23/14- 08/14/14)*^(f)(g)	142,136	$18,102
Kaiser Aluminum Corp.(u)	600	50,724
Lake Shore Gold Corp. (Canada)*	65,718	95,636
Reliance Steel & Aluminum Co.(u)	2,700	186,813
Southern Arc Minerals, Inc. (Canada)*(g)	2,450	528
Steel Dynamics, Inc.(u)	28,900	650,539
True Gold Mining, Inc. (Canada)*	200,061	73,940
Worthington Industries, Inc.(u)	11,000	392,040

		1,759,438

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	3,100	263,221
Macy’s, Inc.(u)	13,800	608,442

		871,663

Multi-Utilities — 0.7%
CMS Energy Corp	7,440	315,754
Dominion Resources, Inc.	49,075	3,686,514
Engie SA (France)	144,880	2,244,719
MDU Resources Group, Inc.(u)	8,000	155,680
NiSource, Inc.	240,487	5,665,874
PG&E Corp.	177,492	10,599,822
Public Service Enterprise Group, Inc.(u)	13,400	631,676
Sempra Energy(u)	78,576	8,175,833
Vectren Corp.(u)	3,400	171,904
Veolia Environnement SA (France)	157,561	3,792,317

		35,440,093

Oil, Gas & Consumable Fuels — 0.7%
Alon USA Energy, Inc.(u)	5,100	52,632
Bankers Petroleum Ltd. (Canada)*	49,943	70,757
Cabot Oil & Gas Corp.(u)	13,890	315,442
Cheniere Energy Partners LP Holdings LLC	150,561	2,719,132
Columbia Pipeline Group, Inc.	11,464	287,746
CVR Energy, Inc.(u)	1,700	44,370
Delek US Holdings, Inc.(u)	6,400	97,536
Diamondback Energy, Inc.*	6,590	508,616
Enbridge, Inc. (Canada) (NYSE)	75,637	2,943,036
Enbridge, Inc. (Canada) (TSX)	65,486	2,549,353
Energy Fuels, Inc. (Canada)*	1,591	3,528
Energy Transfer Partners LP	101,845	3,293,667
Enterprise Products Partners LP	200,001	4,924,025
EOG Resources, Inc.	1,270	92,177
EQT GP Holdings LP, UTS	68,539	1,848,497
HollyFrontier Corp.(u)	14,900	526,268
Marathon Petroleum Corp.(u)	15,900	591,162
ONEOK Partners LP	78,519	2,465,497
ONEOK, Inc.(u)	4,700	140,342
Phillips 66(u)	7,300	632,107
Pioneer Natural Resources Co.	3,220	453,183
Plains All American Pipeline LP	103,503	2,170,458
Tesoro Corp.(u)	5,800	498,858
TransCanada Corp. (Canada), Sub Receipt*^	38,841	1,420,132
TransCanada Corp. (Canada) (NYSE)(a)	62,344	2,450,742
TransCanada Corp. (Canada) (TSX)	62,268	2,448,049
Valero Energy Corp.(u)	11,680	749,155
Western Refining, Inc.(u)	17,500	509,075

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.(u)	6,400	$310,912

		35,116,454

Paper & Forest Products
KapStone Paper and Packaging Corp.(u)	4,000	55,400
P.H. Glatfelter Co.(u)	2,900	60,117

		115,517

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	1,480	139,579
Herbalife Ltd.*	445	27,394

		166,973

Pharmaceuticals — 0.1%
Allergan PLC*(u)	2,052	549,999
Bristol-Myers Squibb Co.(u)	11,554	738,070
Eli Lilly & Co.(u)	1,710	123,137
Jazz Pharmaceuticals PLC*(u)	4,400	574,420
Mallinckrodt PLC*(u)	9,000	551,520
Meda AB (Sweden) (Class A Stock)	10,844	201,532
Pfizer, Inc.	11,530	341,749
Prestige Brands Holdings, Inc.*(u)	1,700	90,763
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(u)	7,000	76,510
Valeant Pharmaceuticals International, Inc.*(u)	2,950	77,585

		3,325,285

Professional Services
ICF International, Inc.*(u)	1,200	41,244
ManpowerGroup, Inc.(u)	6,700	545,514
Navigant Consulting, Inc.*(u)	4,000	63,240
On Assignment, Inc.*(u)	3,200	118,144
Resources Connection, Inc.(u)	3,000	46,680
Robert Half International, Inc.(u)	11,300	526,354
USG People NV (Netherlands)	8,884	175,514

		1,516,690

Real Estate Investment Trusts (REITs) — 0.6%
AG Mortgage Investment Trust, Inc.(u)	7,400	96,718
American Assets Trust, Inc.(u)	4,400	175,648
American Capital Agency Corp.(u)	7,900	147,177
American Tower Corp.	46,762	4,787,026
Annaly Capital Management, Inc.(u)	54,700	561,222
Apollo Residential Mortgage, Inc.(u)	8,687	116,580
Ashford Hospitality Trust, Inc.(u)	9,900	63,162
AvalonBay Communities, Inc.(u)	3,540	673,308
Brixmor Property Group, Inc.(u)	3,400	87,108
Care Capital Properties, Inc.(u)	2,269	60,900
CBL & Associates Properties, Inc.(u)	19,400	230,860
Chatham Lodging Trust(u)	4,800	102,864
Chimera Investment Corp.(u)	14,760	200,588
Crown Castle International Corp.	61,444	5,314,906
CyrusOne, Inc.	144,823	6,611,170
Digital Realty Trust, Inc.	50,483	4,467,241
Equinix, Inc.	810	267,875
Equity Commonwealth*(u)	4,300	121,346
Franklin Street Properties Corp.(u)	16,800	178,248
GEO Group, Inc. (The)(u)	9,900	343,233
Hospitality Properties Trust(u)	22,500	597,600
Invesco Mortgage Capital, Inc.(u)	31,200	380,016

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	9,800	$282,044
Lexington Realty Trust(u)	28,000	240,800
Nippon Prologis REIT, Inc. (Japan)	1,322	2,955,866
Nippon Prologis REIT, Inc. (Japan), 144A(g)	191	427,058
ProLogis, Inc.(u)	14,700	649,446
RLJ Lodging Trust(u)	12,900	295,152
Rouse Properties, Inc.	4,741	87,140
Ryman Hospitality Properties, Inc.(u)	2,300	118,404
SL Green Realty Corp.(u)	3,375	326,970
Starwood Property Trust, Inc.(u)	20,600	389,958
STORE Capital Corp.	1,090	28,209
Summit Hotel Properties, Inc.(u)	4,500	53,865
Two Harbors Investment Corp.(u)	14,400	114,336
Vornado Realty Trust	1,110	104,817
WP Carey, Inc.(u)	2,700	168,048

		31,826,909

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	21,200	610,984
Jones Lang LaSalle, Inc.(u)	4,100	481,012
Marcus & Millichap, Inc.*(u)	2,500	63,475
Realogy Holdings Corp.*(u)	1,900	68,609

		1,224,080

Road & Rail — 0.2%
AMERCO(u)	1,600	571,696
ArcBest Corp.(u)	5,000	107,950
Canadian National Railway Co. (Canada)	1,520	94,939
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	5,974	792,690
CSX Corp.	5,120	131,840
East Japan Railway Co. (Japan)	39,452	3,403,111
Jack Cooper Holdings(original cost $3; purchased 01/7/16)^(f)(g)	250	28,753
Norfolk Southern Corp.	40,125	3,340,406
Swift Transportation Co.*(u)	8,800	163,944
Union Pacific Corp.(u)	18,299	1,455,685

		10,091,014

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Energy Industries, Inc.*(u)	4,200	146,118
Atmel Corp.	53,576	435,037
Broadcom Ltd. (Singapore)(u)	14,072	2,174,124
Cascade Microtech, Inc.*	13,217	272,535
Cirrus Logic, Inc.*(u)	9,100	331,331
Fairchild Semiconductor International, Inc.*	12,024	240,480
Integrated Device Technology, Inc.*(u)	26,200	535,528
KLA-Tencor Corp.	3,806	277,115
Lam Research Corp.(u)	16,495	1,362,487
Marvell Technology Group Ltd. (Bermuda)	16,440	169,496
MKS Instruments, Inc.(u)	1,300	48,945
NXP Semiconductors NV (Netherlands)*(u)	11,690	947,708
ON Semiconductor Corp.*(u)	54,500	522,655
Qorvo, Inc.*	5,490	276,751
Skyworks Solutions, Inc.(u)	10,040	782,116
Teradyne, Inc.(u)	26,700	576,453
Tessera Technologies, Inc.(u)	12,500	387,500
Texas Instruments, Inc.(u)	12,190	699,950
Ultra Clean Holdings, Inc.*(u)	7,300	39,128

		10,225,457

	Shares	Value
COMMON STOCKS (Continued)
Software — 0.1%
Adobe Systems, Inc.*(u)	9,098	$853,392
ANSYS, Inc.*(u)	1,600	143,136
Aspen Technology, Inc.*(u)	8,000	289,040
AVG Technologies NV*(u)	10,400	215,800
CDK Global, Inc.(u)	11,100	516,705
Citrix Systems, Inc.*	1,010	79,366
Electronic Arts, Inc.*(u)	6,800	449,548
Intuit, Inc.(u)	5,500	572,055
Manhattan Associates, Inc.*(u)	9,700	551,639
Microsoft Corp.(u)	14,006	773,551
MicroStrategy, Inc. (Class A Stock)*(u)	1,200	215,664
Mobileye NV*	3,600	134,244
Nuance Communications, Inc.*(u)	21,600	403,704
Pegasystems, Inc.(u)	8,500	215,730
Progress Software Corp.*(u)	7,100	171,252
PTC, Inc.*(u)	1,900	63,004
Symantec Corp.(u)	8,100	148,878
Synopsys, Inc.*(u)	10,400	503,776
Workday, Inc. (Class A Stock)*	1,330	102,197

		6,402,681

Specialty Retail — 0.1%
AutoNation, Inc.*(u)	4,300	200,724
Barnes & Noble Education, Inc.*(u)	5,720	56,056
Best Buy Co., Inc.(u)	14,170	459,675
Dick’s Sporting Goods, Inc.(u)	5,800	271,150
DSW, Inc. (Class A Stock)(u)	12,500	345,500
Express, Inc.*(u)	14,600	312,586
Francesca’s Holdings Corp.*(u)	5,800	111,128
Gap, Inc. (The)(u)	12,400	364,560
GNC Holdings, Inc. (Class A Stock)(u)	15,700	498,475
Home Depot, Inc. (The)	2,850	380,276
Lowe’s Cos., Inc.(u)	21,391	1,620,368
Murphy USA, Inc.*(u)	4,100	251,945
O’Reilly Automotive, Inc.*	1,490	407,753
Penske Automotive Group, Inc.(u)	1,700	64,430
Rona, Inc. (Canada)	11,870	216,333
Ross Stores, Inc.(u)	5,300	306,870
Staples, Inc.(u)	59,600	657,388
TJX Cos., Inc. (The)(u)	2,730	213,896
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	3,400	658,716
Urban Outfitters, Inc.*(u)	4,700	155,523

		7,553,352

Technology Hardware, Storage & Peripherals
Apple, Inc.(u)	400	43,596
EMC Corp.	12,441	331,553
Hewlett Packard Enterprise Co.(u)	20,169	357,596
HP, Inc.(u)	13,900	171,248
NCR Corp.*(u)	5,700	170,601
SanDisk Corp.	3,294	250,608
Western Digital Corp.	3,330	157,309

		1,482,511

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	3,200	337,216
Michael Kors Holdings Ltd.*(u)	13,200	751,872
Oxford Industries, Inc.(u)	1,800	121,014
PVH Corp.(u)	3,000	297,180
Tumi Holdings, Inc.*	5,233	140,349

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Wolverine World Wide, Inc.(u)	4,500	$82,890

		1,730,521

Thrifts & Mortgage Finance
Anchor BanCorp Wisconsin, Inc.*	4,779	215,342
Astoria Financial Corp.	15,541	246,169
First Defiance Financial Corp.(u)	1,500	57,615
Walker & Dunlop, Inc.*(u)	2,100	50,967

		570,093

Tobacco
Altria Group, Inc.(u)	9,300	582,738
Philip Morris International, Inc.(u)	3,190	312,971

		895,709

Trading Companies & Distributors
DXP Enterprises, Inc.*(u)	7,000	122,920
HD Supply Holdings, Inc.*(u)	9,000	297,630
Kaman Corp.(u)	1,300	55,497
MRC Global, Inc.*(u)	30,700	403,398

		879,445

Transportation Infrastructure — 0.9%
Aeroports de Paris (France)	43,144	5,328,183
Ansaldo STS SpA (Italy)	2,017	24,074
Atlantia SpA (Italy)	314,069	8,701,979
Flughafen Zuerich AG (Switzerland)	6,584	5,890,030
Groupe Eurotunnel SE (France)	299,987	3,358,539
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	537,891	4,787,957
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	453,718	6,013,806
Sydney Airport (Australia)	1,756,679	8,998,616
Transurban Group (Australia)	739,336	6,422,190
Transurban Group (Australia), 144A(g)	234,392	2,036,030

		51,561,404

Water Utilities — 0.2%
American Water Works Co., Inc.	97,662	6,731,842
Guangdong Investment Ltd. (China)	1,227,877	1,552,609

		8,284,451

Wireless Telecommunication Services
Telephone & Data Systems, Inc.(u)	2,400	72,216
T-Mobile US, Inc.*(u)	16,590	635,397

		707,613

TOTAL COMMON STOCKS (cost $397,555,729)		424,525,986

EXCHANGE TRADED FUNDS — 1.6%
iShares iBoxx $ Investment Grade Corporate Bond(a)	85,000	10,099,700
iShares JPMorgan USD Emerging Markets Bond Fund	100	11,035
iShares MSCI Emerging Markets Index Fund	300,000	10,275,000
iShares MSCI Japan(a)	3,500,000	39,935,000
iShares U.S. Real Estate(a)	75,000	5,839,500

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
SPDR Barclays High Yield Bond	300,500	$10,292,125
SPDR Gold Shares*(a)	100,000	11,760,000

TOTAL EXCHANGE TRADED FUNDS (cost $86,598,820)		88,212,360

PREFERRED STOCKS — 0.1%
Consumer Finance
Navient Corp., 3.373%(c)	900	21,996

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*	33,606	3,058,146

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(original cost $81,795; purchased 11/05/10)*^(f)(g)	20,500	98

TOTAL PREFERRED STOCKS (cost $2,633,426)		3,080,240

	Units
RIGHTS*
Biotechnology
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)	11,080	9,521
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)	296,186	23,695
Prosensa Holdings, CVR (Netherlands) (original cost $15,402; purchased 01/16/15)^(f)	15,402	3,824

		37,040

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	9,912
Arowana, Inc. (Australia), expiring 01/01/17	80,000	20,000
Barington/Hilco Acquisition Corp., expiring 02/13/17(g)	58,260	12,468
CB Pharma Acquisition Corp., expiring 06/17/16	24,500	2,634
DT Asia Investments Ltd. (Hong Kong)	15,871	2,698
Garnero Group Acquisition Co. (Brazil), expiring 06/25/16	172,260	27,656
Hydra Industries Acquisition Corp.	120,000	31,206
Pacific Special Acquisition Corp., expiring 03/15/17	41,500	7,680

		114,254

Health Care Equipment & Supplies
American Medical Alert Corp., CVR(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	4,464

TOTAL RIGHTS (cost $235,873)		155,761

	Shares
UNAFFILIATED FUNDS — 0.2%
Adams Diversified Equity Fund, Inc. (Retail Shares)	4,830	61,099
Adams Natural Resources Fund, Inc.	1,846	33,210
Advent Claymore Convertible Securities & Income Fund	7,047	93,091
Advent Claymore Convertible Securities & Income Fund II(u)	39,798	216,103
AllianzGI Equity & Convertible Income Fund	1	18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
UNAFFILIATED FUNDS (Continued)
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	16,301	$199,850
Alpine Global Dynamic Dividend Fund	13,817	117,859
Alpine Global Premier Properties Fund(u)	50,567	282,670
Alpine Total Dynamic Dividend Fund	25,590	191,925
Apollo Senior Floating Rate Fund, Inc.	4,655	70,756
Apollo Tactical Income Fund, Inc.	3,156	42,953
Ares Dynamic Credit Allocation Fund, Inc.	20,992	280,873
Avenue Income Credit Strategies Fund	4,329	47,446
BlackRock Enhanced Equity Dividend Trust	3,047	22,974
BlackRock Floating Rate Income Strategies Fund, Inc.	2,940	38,426
BlackRock Limited Duration Income Trust	1,827	27,003
BlackRock Multi-Sector Income Trust	1,993	31,509
BlackRock MuniYield Michigan Quality Fund, Inc. (Retail Shares)(u)	5,052	73,557
BlackRock Resources & Commodities Strategy Trust(u)	57,544	414,892
Blackstone/GSO Long-Short Credit Income Fund(u)	11,019	149,858
Blackstone/GSO Strategic Credit Fund	12,551	171,070
Boulder Growth & Income Fund, Inc.	147	1,154
Brookfield Global Listed Infrastructure Income Fund, Inc.	9,347	106,088
Brookfield High Income Fund, Inc.	2,001	14,047
Calamos Global Dynamic Income Fund	12,251	86,124
Calamos Strategic Total Return Fund	2,438	23,185
CBRE Clarion Global Real Estate Income Fund(u)	37,194	290,485
Central Securities Corp. (Retail Shares)(u)	14,084	269,427
Clough Global Allocation Fund	492	5,707
Clough Global Equity Fund	3,016	32,814
Clough Global Opportunities Fund	10,187	97,591
Cohen & Steers Quality Income Realty Fund, Inc. (Retail Shares)(u)	21,614	268,230
Cohen & Steers REIT and Preferred Income Fund, Inc.(u)	10,575	200,079
Delaware Enhanced Global Dividend & Income Fund	8,477	77,565
Dividend and Income Fund	316	3,527
Eaton Vance Floating-Rate Income Plus Fund	672	9,798
Eaton Vance Floating-Rate Income Trust	3,396	44,691
Eaton Vance Limited Duration Income Fund(u)	5,811	76,589
Eaton Vance Senior Income Trust (Retail Shares)(u)	14,837	85,906
Eaton Vance Short Duration Diversified Income Fund(u)	6,760	90,178
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	431	5,301
First Trust Aberdeen Global Opportunity Income Fund(u)	20,642	226,236
First Trust Enhanced Equity Income Fund	394	5,020
First Trust High Income Long/Short Fund	13,420	196,200
First Trust Strategic High Income Fund II	2,729	31,029
Franklin Limited Duration Income Trust	26,791	303,810
Gabelli Dividend & Income Trust (The)(u)	4,612	85,230
Gabelli Healthcare & WellnessRx Trust (The)	4,103	40,374
GAMCO Natural Resources Gold & Income Trust	1,033	6,797

	Shares	Value
UNAFFILIATED FUNDS (Continued)
General American Investors Co., Inc.	5,136	$160,397
Guggenheim Enhanced Equity Income Fund	421	3,069
Invesco Dynamic Credit Opportunities Fund(u)	5,610	60,307
Invesco High Income Trust II (Retail Shares)	4,143	54,853
Ivy High Income Opportunities Fund	4,015	51,111
KKR Income Opportunities Fund	404	5,822
Lazard Global Total Return and Income Fund, Inc.	3,097	38,496
Liberty All Star Equity Fund (Retail Shares)(u)	63,908	317,623
LMP Capital and Income Fund, Inc.	8,442	104,428
LMP Corporate Loan Fund, Inc. (Retail Shares)	259	2,528
Macquarie Global Infrastructure Total Return Fund, Inc.(u)	6,463	129,842
Miller/Howard High Dividend Fund	2,133	24,743
Morgan Stanley Income Securities, Inc. (Retail Shares)	671	11,749
Neuberger Berman High Yield Strategies Fund, Inc.(u)	10,455	110,928
New America High Income Fund, Inc. (The)	1,303	10,515
Nuveen Credit Strategies Income Fund	34,802	275,284
Nuveen Diversified Dividend & Income Fund	3,345	36,594
Nuveen Dividend Advantage Municipal Fund 2 (Retail Shares)	7,370	109,445
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	13,436	180,177
Nuveen Michigan Quality Income Municipal Fund	20	287
Nuveen New Jersey Dividend Advantage Municipal Fund (Retail Shares)	12,893	182,436
Nuveen North Carolina Premium Income Municipal Fund (Retail Shares)	7,028	96,776
Nuveen Premium Income Municipal Fund, Inc. (Retail Shares)	2,410	35,114
Nuveen Quality Municipal Fund, Inc. (Retail Shares)	4,079	58,085
Nuveen Real Asset Income and Growth Fund	360	5,533
Nuveen Select Quality Municipal Fund, Inc. (Retail Shares)	4,323	63,375
Nuveen Senior Income Fund	2,417	14,260
Nuveen Short Duration Credit Opportunities Fund(u)	5,637	85,231
Pioneer Floating Rate Trust	3,384	37,867
Putnam High Income Securities Fund(u)	15,098	110,517
RMR Real Estate Income Fund (Retail Shares)(u)	11,450	221,672
Royce Micro-Cap Trust, Inc.	13,426	93,982
Royce Value Trust, Inc.	12,984	152,043
Sprott Focus Trust, Inc.	10,658	64,907
Stone Harbor Emerging Markets Total Income Fund	3,092	38,186
Swiss Helvetia Fund, Inc.(The)	3,014	30,682
Templeton Emerging Markets Fund	17	184
Templeton Global Income Fund (Retail Shares)	18,651	121,604
THL Credit Senior Loan Fund	319	5,101
Tortoise Energy Independence Fund, Inc.	8,302	94,892

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
UNAFFILIATED FUNDS (Continued)
Tri-Continental Corp.	5,964	$119,041
Voya Emerging Markets High Income Dividend Equity Fund	710	5,488
Voya Global Equity Dividend and Premium Opportunity Fund	2,213	15,690
Voya Infrastructure Industrials and Materials Fund	3,393	42,311
Voya Natural Resources Equity Income Fund	1,666	9,396
Wells Fargo Global Dividend Opportunity Fund	11,312	67,533
Wells Fargo Income Opportunities Fund(u)	1,454	11,007
Wells Fargo Multi-Sector Income Fund	7,662	93,630
Western Asset Global High Income Fund, Inc.	3,894	35,202
Western Asset Global Partners Income Fund, Inc. (Retail Shares)(u)	15,655	125,553
Western Asset High Income Opportunity Fund, Inc. (Retail Shares)(u)	26,478	124,182
Western Asset Managed High Income Fund, Inc. (Retail Shares)(u)	47,880	212,108
Western Asset Worldwide Income Fund, Inc. (Retail Shares)(u)	12,118	125,906

TOTAL UNAFFILIATED FUNDS (cost $10,366,497)		9,438,016

	Units
WARRANTS*
Aerospace & Defense
Ability, Inc. (Israel), expiring 12/17/18	103,539	65,230
Tempus Applied Solutions Holdings, Inc., expiring 12/19/17(g)	65,070	13,014

		78,244

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	5,353
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	49,394

		54,747

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16^(g)	11,250	5
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18^(g)	338	182

		187

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	6,072
Acasta Enterprises, Inc. (Canada), expiring 09/08/20	70,915	14,197
Alignvest Acquisition Corp. (Canada), expiring 06/15/23(g)	55,000	11,011
AR Capital Acquisition Corp., expiring 10/19/17	52,500	5,250
Arowana, Inc. (Australia), expiring 05/01/16	80,000	9,204
Barington/Hilco Acquisition Corp., expiring 02/11/18(g)	58,260	7,079
Boulevard Acquisition Corp. II, expiring 09/25/20	169,102	44,812
Capitol Acquisition Corp. III, expiring 10/19/20	175,000	52,500

	Units	Value
WARRANTS* (Continued)
Capital Markets (cont’d.)
CB Pharma Acquisition Corp., expiring 12/17/21	24,500	$1,960
Double Eagle Acquisition Corp., expiring 10/16/20	202,500	53,663
DT Asia Investments Ltd. (Hong Kong), expiring 10/22/19	15,871	667
Dundee Acquisition Ltd. (Canada), expiring 04/14/20(g)	70,000	13,205
Easterly Acquisition Corp., expiring 08/04/20(g)(u)	101,750	33,069
Education Management Corp., expiring 10/01/21(original cost $89,109; purchased 01/23/15)^(f)(g)	1,339,182	10,513
Garnero Group Acquisition Co. (Brazil), expiring 06/24/19	172,260	14,642
Gibraltar Growth Corp. (Canada), expiring 11/11/20(g)	126,000	19,403
Gores Holdings, Inc., expiring 10/16/20(u)	385,000	103,469
Harmony Merger Corp., expiring 01/01/21(u)	156,780	36,216
Hydra Industries Acquisition Corp., expiring 12/09/19	120,000	22,800
Pace Holdings Corp., expiring 10/29/20	45,000	12,937
Pacific Special Acquisition Corp. (China), expiring 10/27/20	41,500	3,679
Quinpario Acquisition Corp. 2, expiring 01/01/23	251,918	54,162

		530,510

Chemicals
AgroFresh Solutions, Inc., expiring 02/19/19	36,000	34,200
Delta Technology Holdings Ltd. (China), expiring 12/18/17	86,702	9,017

		43,217

Construction Materials
Tecnoglass, Inc., expiring 12/16/16	36,362	163,629

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	1,656

Diversified Financial Services
Electrawinds SE (Luxembourg), expiring 10/11/17^	57,500	327
Electrum Special Acquisition Corp., expiring 06/11/21(u)	110,000	22,000
Global Partner Acquisition Corp., expiring 08/13/20(u)	132,000	21,787
GP Investments Acquisition Corp., expiring 05/26/22(g)(u)	137,500	43,691
Hennessy Capital Acquisition Corp. II, expiring 09/11/20(g)	125,058	18,759
RMG Networks Holding Corp., expiring 04/08/18(g)	79,900	1,638

		108,202

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	660

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	687

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Units		Value
WARRANTS* (Continued)
Hotels, Restaurants & Leisure
Del Taco Restaurants, Inc., expiring 01/06/18			42,939	$105,201

Internet Software & Services
Net Element International, Inc., expiring 10/02/17(g)			28,804	75

Machinery
Blue Bird Corp., expiring 02/24/20			54,000	54,000
Jason Industries, Inc., expiring 09/27/18			163,030	19,564

				73,564

Media
Global Eagle Entertainment, Inc., expiring 05/13/16			47,671	139,676

Pharmaceuticals
Pluristem Therapeutics, Inc., expiring 09/19/17^(g)			6,750	810

TOTAL WARRANTS (cost $1,433,476)				1,301,065

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.860%(c)	04/18/22		764	753,186
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.901%(c)	07/22/21		1,005	988,841

				1,742,027

Collateralized Loan Obligations — 0.1%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.187%(c)	01/17/23	EUR	15	16,891
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.177%(c)	01/17/23	EUR	24	26,924
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.793%(c)	01/15/22		1,685	1,664,100
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.892%(c)	07/15/23		914	906,760
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
1.315%(c)	10/18/21		352	349,817
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.175%(c)	01/25/23	EUR	80	90,989
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.868%(c)	05/21/21		319	311,069
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.048%(c)	02/18/24	EUR	42	47,437
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.891%(c)	05/05/23		795	792,701

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.172%(c)	06/04/24	EUR	220	$248,880
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.858%(c)	05/15/19		276	274,784
Wood Street CLO BV (Netherlands),
Series I, Class A
0.231%(c)	11/22/21	EUR	72	81,451
Wood Street CLO II BV (Netherlands),
Series II-A, Class A1, 144A
0.117%(c)	03/29/21	EUR	7	7,767

				4,819,570

Non-Residential Mortgage-Backed Securities — 0.1%
Community Funding (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27		330	339,507
Magnus-Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, , ASSET 0, 144A^
7.000%	10/28/24	EUR	784	893,364
Motor PLC (Spain),
Series 2014-1A, Class A1, 144A
0.916%(c)	08/25/21		346	345,384
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.279%(c)	11/25/24		380	380,767
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		900	896,488
SLM Student Loan Trust,
Series 2008-5, Class A4
2.319%(c)	07/25/23		370	371,399
Series 2003-11, Class A6, 144A
1.384%(c)	12/15/25		390	373,074

				3,599,983

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D
0.736%(c)	03/25/36		520	327,180
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.636%(c)	04/25/37		476	472,130
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
0.516%(c)	01/25/37		1,074	639,295
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT4, Class M5
1.056%(c)	07/25/35		1,800	1,471,175
Series 2006-WFH2, Class A3
0.656%(c)	08/25/36		1,000	873,620
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
5.016%(c)	10/25/46		359	339,244
Series 2006-4, Class 2A2
0.616%(c)	07/25/36		149	145,887

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.896%(c)	05/25/36	1,000	$795,324
GSAA Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46	2,155	1,514,208
GSAMP Trust,
Series 2007-NC1, Class A2C
0.586%(c)	12/25/46	1,028	551,260
Mastr Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
0.546%(c)	08/25/36	1,676	767,037
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.826%(c)	08/25/36	800	680,300
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.686%(c)	11/25/36	1,500	986,499
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.528%(c)	05/25/31	1,048	834,962
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	709	708,882
VOLT XLII LLC,
Series 2016-NPL2, Class A1, 144A^
4.250%	03/26/46(g)	900	900,822
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
0.686%(c)	04/25/37	1,852	774,558

			12,782,383

TOTAL ASSET-BACKED SECURITIES (cost $23,787,064)			22,943,963

BANK LOANS(c)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16(g)	38	10,811

Diversified Financial Services
Ochard Acquisition Co. LLC,
Initial Term Loan
7.000%	02/08/19(g)	195	80,128

Energy Equipment & Services
Pacific Drilling SA,
Term Loan (original cost $71,675; purchased 09/09/15-09/10/15)(f)
4.500%	06/03/18	99	30,924

Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp.,
Tranche B
9.000%	09/15/16(g)	70	29,750

TOTAL BANK LOANS (cost $370,054)			151,613

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
1.468%(c)	05/16/16		750	$749,306
Intesa Sanpaolo SpA (Italy)
1.997%(c)	04/11/16		2,000	2,000,124

TOTAL CERTIFICATES OF DEPOSIT (cost $2,750,000)				2,749,430

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A^
8.916%(c)	12/15/19		1,000	939,868
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.590%(c)	06/24/50		194	195,136
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
6.164%(c)	08/15/29		1,480	1,369,171
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.593%(c)	02/15/41	GBP	543	757,798
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
1.186%(c)	06/15/33		600	587,356
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		67	67,790
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		474	473,683
Series 2010-UD1, Class A, 144A^
5.775%(c)	12/16/49		814	823,353
Credit Suisse Mortgage Trust,
Series 2015-TOWN^, Class MZ
9.157%	03/15/17		1,000	969,000
DECO Series (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27	EUR	1,479	1,661,695
Fannie Mae-Aces,
Series 2010-M7, Class FA
1.027%(c)	11/25/20		909	911,761
FHLMC Multifamily Structured Pass Through Certificates,
Series KF12, Class A
0.943%	09/25/22		3,597	3,607,729
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.312%(c)	11/10/45		1,326	122,155
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.829%(c)	10/25/18	GBP	69	97,651
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,285,376
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.097%(c)	12/16/49		56	58,255
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	637,441
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.568%(c)	01/15/45		1,260	$1,223,914
Series 2007-C32, Class A2
5.698%(c)	06/15/49		111	111,664

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $16,082,319)				15,900,796

CONVERTIBLE BONDS
Energy-Alternate Sources
Amyris, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	04/15/19		823	659,943

Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16		450	225

Leisure Products
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)^(d)(f)
24.000%	12/31/50(g)		500	13,898

Oil & Gas
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A(d)
2.000%	04/01/19		325	3,250

Real Estate Investment Trusts (REITs)
Lexington Realty Trust,
Gtd. Notes, 144A
6.000%	01/15/30		500	632,813

Telecommunications
Powerwave Technologies, Inc.,
Sub. Notes^(d)
3.875%	10/01/27		450	45

Textiles, Apparel & Luxury Goods
China Linen (China),
(original cost $200,000; purchased 11/02/10)^(d)(f)
6.250%	12/31/50(g)		200	478

TOTAL CONVERTIBLE BONDS (cost $2,917,956)				1,310,652

CORPORATE BONDS — 4.0%
Agriculture
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39		260	476,281
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45		230	280,867
6.150%	09/15/43		50	61,510

				818,658

Airlines — 0.1%
Manchester Airport Group Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.125%	04/02/24	GBP	130	204,344
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
4.100%	10/01/29		1,500	$1,507,500

				1,711,844

Apparel
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes(d)
10.000%	08/01/20		675	40,500

Auto Components
Exide Technologies Escrow Shares,
Notes^
2.526%	12/31/99(g)		2,750	—

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.462%(c)	03/12/19		200	195,085
1.549%(c)	11/04/19		500	482,470
1.724%	12/06/17		200	198,526
2.375%	01/16/18		400	400,714
Sr. Unsec’d. Notes, MTN
2.200%(c)	01/08/19(a)		1,900	1,897,363
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.209%(c)	11/27/17	EUR	1,500	1,672,221

				4,846,379

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23		60	61,350
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19		200	209,250

				270,600

Banks — 1.8%
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		3,330	2,424,640
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.750%	11/25/16	EUR	600	696,378
3.875%	10/24/18	EUR	1,400	1,715,509
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, EMTN
4.875%	09/15/54	EUR	100	115,917
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	406,350
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%(c)	12/29/49	EUR	200	208,122
9.000%(c)	05/29/49		1,000	1,027,500
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/18	EUR	900	1,004,141
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	EUR	800	213,926

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		1,325	$1,334,275
Banco Popular Espanol SA (Spain),
Covered Bonds, EMTN
3.500%	09/11/17	EUR	500	596,796
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17		200	203,200
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	09/11/49	EUR	100	101,785
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,080,000
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,870	1,720,400
6.100%(c)	12/29/49		250	246,250
6.250%(c)	09/29/49		640	627,200
6.500%(c)	10/29/49		230	237,406
Sr. Unsec’d. Notes
2.250%	04/21/20		2,019	1,999,505
4.100%	07/24/23		200	210,388
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		400	403,361
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24(a)		900	944,063
5.000%	01/21/44		300	331,096
6.875%	04/25/18		2,000	2,196,042
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		1,600	1,599,619
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.488%(c)	08/17/20		300	298,644
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		430	371,950
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		1,200	1,290,000
7.750%(c)	04/10/23		200	210,000
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	1,000	1,007,043
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	301,875
BNP Paribas SA (France),
Gtd. Notes, 144A
4.375%	09/28/25		220	219,792
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	193,500
7.625%(c)	12/29/49		240	241,320
BPCE SA (France),
Gtd. Notes
1.188%(c)	11/18/16		800	800,722
Gtd. Notes, MTN
1.272%(c)	06/17/17(a)		1,600	1,597,573
Sub. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.500%	03/15/25		200	$198,020
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19(a)		500	498,750
5.000%	08/01/23		510	512,550
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		450	465,525
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		1,860	1,715,850
5.950%(c)	12/29/49		2,140	2,059,750
6.300%(c)	12/29/49		200	192,097
8.400%(c)	04/29/49		800	878,000
Sr. Unsec’d. Notes
1.498%(c)	07/30/18		800	796,964
2.650%	10/26/20		100	100,943
4.650%	07/30/45		280	293,226
8.125%	07/15/39		84	124,263
Sr. Unsec’d. Notes, MTN
1.136%(c)	05/01/17		2,000	1,997,228
Sub. Notes
4.600%	03/09/26		350	358,867
5.300%	05/06/44		270	282,502
Commerzbank Finance & Covered Bond SA (Luxembourg),
Sec’d. Notes
4.250%	06/04/18	EUR	2,000	2,453,056
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
5.250%	08/04/45		250	270,365
Gtd. Notes
5.750%	12/01/43		300	349,516
Jr. Sub. Notes, EMTN
8.400%(c)	11/29/49		1,200	1,265,400
Jr. Sub. Notes, RegS
8.375%(c)	07/29/49		900	911,250
Sr. Unsec’d. Notes
0.951%(c)	04/28/17		1,900	1,899,949
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		200	199,516
Sub. Notes, 144A
4.375%	03/17/25		740	724,615
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19		300	302,842
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.875%	05/15/45		540	514,450
Credit Suisse Group Guernsey I Ltd. (Switzerland),
Gtd. Notes, RegS
7.875%(c)	02/24/41		600	607,800
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		2,800	2,797,320
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16		600	600,793
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,300	1,301,001

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.875%	11/16/16	CHF	200	$209,141
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		490	350,595
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		315	224,560
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.834%(c)	09/15/20		600	595,854
2.875%	02/25/21(a)		300	305,275
3.500%	01/23/25		500	504,666
4.750%	10/21/45		100	104,522
Sub. Notes
4.250%	10/21/25		90	91,511
5.150%	05/22/45		240	243,812
6.750%	10/01/37		550	656,940
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		260	245,700
Sr. Unsec’d. Notes
2.873%(c)	03/08/21		700	716,232
4.300%	03/08/26(a)		590	609,951
Sub. Notes
4.250%	08/18/25		220	217,332
5.250%	03/14/44		650	659,246
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.231%	11/13/19		510	527,144
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.850%	05/26/18(a)		320	315,680
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49		1,300	1,248,260
6.125%(c)	12/29/49		300	307,125
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,216,164
2.750%	06/23/20		1,300	1,331,265
Sr. Unsec’d. Notes, MTN
1.169%(c)	04/25/18		1,900	1,893,234
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		800	862,000
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	500	873,715
5.125%	03/07/25	GBP	300	528,289
Gtd. Notes
1.750%	05/14/18		350	349,194
3.500%	05/14/25		50	51,718
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		800	1,070,688
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/17	DKK	4,400	685,482
Realkredit Danmark A/S (Denmark),
Covered Bonds

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.000%	04/01/17	DKK	1,500	$233,641
Notes
1.000%	04/01/17	DKK	67,100	10,349,323
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,280	1,230,579
6.000%	12/19/23		510	516,528
6.100%	06/10/23		600	614,548
6.125%	12/15/22		160	169,723
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		1,000	1,057,600
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	203,330
6.299%	05/15/17		160	163,543
7.750%	05/29/18		1,330	1,420,413
Sub. Notes, RegS
6.000%(c)	06/03/21		2,170	2,128,770
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	12/29/49	GBP	800	1,054,204
Sub. Notes, 144A
4.750%	09/15/25		200	189,169
Shinhan Bank (South Korea),
Sub. Notes, 144A
3.875%	03/24/26		200	202,307
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49		310	272,282
Stadshypotek AB (Sweden),
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	701,551
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		800	720,266
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		700	801,731
Sub. Notes, EMTN
7.250%(c)	02/22/22		900	924,751
UBS Group Funding Jersey Ltd. (Switzerland),
Sr. Unsec’d. Notes, 144A
2.443%(c)	04/14/21(g)		200	199,999
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		4,430	4,374,625
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		140	149,492
5.900%(c)	12/29/49		100	101,344
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		600	629,021
Sub. Notes, MTN
4.650%	11/04/44		90	92,516
Westpac Banking Corp. (Australia),
Covered Bonds, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
1.850%	11/26/18	1,000	$1,007,337

			99,352,584

Beverages
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	210	220,839
4.700%	02/01/36	370	399,860
4.900%	02/01/46	730	815,820
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	200	215,804

			1,652,323

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45	160	173,013
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26	190	201,900

			374,913

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	280	308,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	250	233,750
7.750%	04/16/26(a)(g)	900	922,410
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24	280	203,000

			1,667,160

Chemicals
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	470	421,237
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	700	670,775

			1,092,012

Coal
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	380	50,350

Commercial Services
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18	450	450,000
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	220	220,000

			670,000

Computers
Compiler Finance Sub, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21(g)		410	$184,500
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		200	201,306
2.850%	10/05/18		200	203,358
Western Digital Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	04/01/24		425	426,063

				1,015,227

Construction & Engineering
MMC Energy, Inc.,
First Lien^(d)
8.875%	10/15/20(g)		950	—

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		1,700	1,691,500
5.500%	02/15/17(a)		1,700	1,731,144
8.000%	11/01/31		50	57,000
Sr. Unsec’d. Notes
3.600%	05/21/18		400	396,500
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18		500	549,149
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,494,754
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.240%(c)	12/21/65		630	510,300
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/16(a)		3,300	3,308,250
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18		450	482,063
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		300	300,300
7.250%	12/15/21		200	199,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		50	48,500
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		410	448,543

				11,217,003

Electric — 0.2%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	595,950
6.125%	06/16/45		640	635,200
Dayton Power & Light Co. (The),
First Mortgage
1.875%	09/15/16		1,707	1,713,995

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		500		$497,500
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300		352,110
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		310		286,322
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		600		728,740
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		760		819,888
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600		613,260
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140		1,203,549

					7,446,514

Engineering & Construction
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400		404,094
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.250%	06/27/29		465		194,137

					598,231

Foods
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	420		638,337
Gtd. Notes, 144A
5.200%	07/15/45		200		223,778
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19(a)		730		694,413
Virgolino de Oliveira Finance SA (Brazil),
Gtd. Notes, RegS(d)
10.500%	01/28/18		1,690		61,685

					1,618,213

Forest Products & Paper
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22(a)		526		556,965
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23(a)		680		684,050
Suzano Trading Ltd. (Brazil),
Gtd. Notes, RegS
5.875%	01/23/21		360		363,600
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sec’d. Notes(d)(u)
13.000%	08/01/20		—	(r)	2

					1,604,617

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29	300	$300,750

Healthcare-Products
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
10.750%	04/15/20	680	551,650
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21	30	26,550
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.625%	10/15/23	10	9,075
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	100	111,922
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	140	129,500

			828,697

Healthcare-Services
Centene Escrow Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21	50	52,125
6.125%	02/15/24	30	31,575
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	40	39,600
5.125%	07/15/24	70	70,700
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	30	30,900
Sr. Sec’d. Notes
3.750%	03/15/19(a)	1,100	1,126,840
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	170	189,784

			1,541,524

Holding Companies-Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	200	200,000
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	230	244,490

			444,490

Home Builders
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	112,200

Housewares
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	190	198,748

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		50	$52,200
4.350%	11/03/45		160	174,370
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		500	535,775

				762,345

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		80	92,175

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20(a)		915	878,180
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23		640	508,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		894	705,992

				2,092,172

Leisure Time
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20		70	70,350

Lodging
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)
10.750%	02/01/16		1,007	478,325
Whitbread Group PLC (United Kingdom),
Gtd. Notes
3.375%	10/16/25	GBP	450	658,019

				1,136,344

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	200,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	05/01/25		80	81,400
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		1,000	1,054,816
6.834%	10/23/55		610	658,290
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35		90	120,932
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		210	231,000
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	201,850
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.500%	07/21/25		440	$442,156
Time Warner Cable, Inc.,
Gtd. Notes
7.300%	07/01/38		210	246,330
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		500	530,000
5.500%	01/15/21	GBP	500	761,210

				4,528,484

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		280	280,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22(a)		589	568,556
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22(a)		1,186	1,144,834
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		180	179,550
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		360	318,600
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20		330	293,700

				2,785,240

Miscellaneous Manufacturing
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21		30	22,950
General Electric Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		130	169,377

				192,327

Multi-National
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	485,365
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23(g)	AUD	1,100	676,754
0.500%	08/10/23	AUD	700	426,363

				1,588,482

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		30	26,716
4.500%	07/15/44		200	156,888
5.550%	03/15/26		320	322,817
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		310	260,524
4.750%	04/15/43		140	125,667

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		270	$128,250
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	GBP	100	150,757
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(d)
13.750%	12/01/15		600	18,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		270	27,000
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24		1,280	288,000
Sec’d. Notes, 144A
8.000%	12/15/22		123	47,355
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
7.750%	04/15/23		110	74,800
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		140	47,600
6.125%	02/15/21		50	19,250
6.625%	08/15/20		50	19,500
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, RegS
4.500%	10/03/23		650	688,943
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		30	14,775
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		100	74,637
5.600%	07/15/41		10	7,832
5.850%	12/15/25		710	685,319
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		1,060	903,650
5.375%	06/26/26		380	345,800
5.875%	09/18/23		1,090	1,074,751
5.875%	05/28/45		1,150	905,280
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		40	22,400
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	87,400
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46		230	243,869
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18		1,100	1,191,729
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20		1,106	1,161,300
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	74,092

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		789	$839,054
Magnum Hunter Resources Corp.,
Gtd. Notes(d)
9.750%	05/15/20(g)		430	94,600
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	76,700
6.500%	03/15/21		230	138,863
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		90	66,600
6.875%	03/15/22		90	66,600
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		180	187,455
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22		157	49,455
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		338	74,448
Pacific Exploration & Production Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23(g)		2,280	387,600
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		240	238,800
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42		2,112	1,927,861
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.238%(c)	05/20/16		700	697,550
2.750%	01/15/18	EUR	100	102,698
3.002%(c)	03/17/17		1,000	965,100
3.522%(c)	03/17/20		800	616,000
4.375%	05/20/23(a)		1,120	817,264
4.875%	03/17/20		400	332,880
5.375%	01/27/21		470	388,516
5.625%	05/20/43		680	442,000
6.250%	03/17/24		200	159,940
6.750%	01/27/41(a)		2,671	1,920,449
6.850%	06/05/2115		1,090	760,275
7.250%	03/17/44		1,170	874,575
7.875%	03/15/19		1,000	959,000
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24		2,980	925,290
9.000%	11/17/21		5,290	1,963,913
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22(a)		1,906	1,891,705
4.875%	01/18/24		2,350	2,303,587
5.625%	01/23/46		800	672,320
6.375%	01/23/45		850	787,950
6.500%	06/02/41		1,759	1,656,099
Gtd. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.875%	08/04/26(a)	1,108	$1,199,410
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	400	411,800
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19	600	659,948
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	100	73,000
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21	450	431,775
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	90	78,300
Range Resources Corp.,
Gtd. Notes, 144A
4.875%	05/15/25	270	236,250
Reliance Holding USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22	624	696,292
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	200	174,000
7.250%	05/01/23	80	70,000
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18	355	375,856
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	120	118,200
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19	1,409	19,374
7.500%	09/15/20	825	11,344
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	130	70,200
7.750%	06/15/21	120	70,500
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
8.625%	11/01/18	160	107,200
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23	500	535,169
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	2,510	2,678,508
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	195,800
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	70	48,475
5.750%	03/15/21	190	126,350
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	200	155,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	720	$720,900
8.750%	04/04/24	750	742,500

			42,586,199

Oil & Gas Services
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18	210	159,075
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	110	110,170
4.850%	11/15/35	230	229,987
5.000%	11/15/45	300	293,202
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	360	371,675

			1,164,109

Packaging & Containers
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	344	332,183

Pharmaceuticals
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	70	72,731
4.700%	05/14/45	30	31,901
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	200	208,149
4.550%	03/15/35	10	10,303
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	350	285,250
6.125%	04/15/25	220	169,400

			777,734

Pipelines — 0.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	99,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	150	112,500
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.750%	01/15/26(a)	575	522,532
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	200	185,000
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	100	90,599
4.250%	09/01/24	100	94,701
Kinder Morgan, Inc.,
Gtd. Notes
1.500%	03/16/22	EUR 1,100	1,182,209

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.300%	12/01/34	70	$60,249
MPLX LP,
Gtd. Notes, 144A
4.875%	12/01/24	340	313,901
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	184,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.750%	03/15/24	150	147,375
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26(a)	700	739,374
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26	260	297,367
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	1,100	905,759

			4,936,266

Real Estate
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22	800	821,274

Refining & Marketing
Empresa Nacional del Petroleo,
Notes
4.375%	10/30/24	450	451,044

Retail
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	150	173,718
5.750%	05/15/41	100	122,209
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23	230	243,800
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	140	152,945

			692,672

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.900%	07/29/45	120	134,588
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	90	72,956
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	330	269,775
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.450%	05/20/25	170	175,947
4.800%	05/20/45	370	366,517

			1,019,783

Software
First Data Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Gtd. Notes, 144A
7.000%	12/01/23	140	$141,400
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	40	40,050
Microsoft Corp.,
Sr. Unsec’d. Notes
4.750%	11/03/55	90	100,015

			281,465

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.049%(c)	03/30/17	1,400	1,399,385
4.500%	05/15/35	230	226,803
4.750%	05/15/46	500	487,729
BellSouth Corp.,
Gtd. Notes, 144A
4.821%	04/26/21	2,300	2,305,750
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24	860	925,691
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	130	116,350
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24	640	630,209
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	100	64,500
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21	160	167,600
Oi Brasil Holdings Cooperatief UA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22(a)	583	155,894
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22	236	63,106
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21	256	280,640
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	80	83,800
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	190	141,075
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
11.500%	11/15/21	140	124,600
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	150	163,880
7.045%	06/20/36	300	379,756
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54	963	966,110
6.550%	09/15/43	2,018	2,658,164

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, RegS
7.504%	03/01/22			370	$389,887

					11,730,929

Transportation — 0.1%
Eversholt Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
6.359%	12/02/25		GBP	163	294,345
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17(g)		EUR	1,000	1,026,956
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			890	851,766
Pelabuhan Indonesia III PT (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	10/01/24			500	504,400
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18		NOK	1,500	99,701
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22			460	446,775

					3,223,943

Trucking & Leasing
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20			1,200	1,356,000

TOTAL CORPORATE BONDS (cost $238,137,466)					222,095,057

FOREIGN GOVERNMENT BONDS — 4.6%
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17(g)			1,710	1,722,566
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
8.280%	12/31/33			3,729	4,456,658
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
6.000%	09/30/20			570	563,354
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%(c)	02/11/20	EUR		100	112,828
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR		1,100	1,429,816
Brazil Letras do Tesouro Nacional (Brazil),
Bills
13.322%(s)	07/01/16	BRL		9,300	2,501,721
13.748%(s)	10/01/16	BRL		20,900	5,437,726
15.485%(s)	01/01/17	BRL		17,700	4,463,172
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL		4,262	1,049,350
Sr. Notes
9.762%	01/01/17	BRL		10,924	2,961,939

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/39	EUR	7,500	$14,924,369
4.750%	07/04/40	EUR	100	214,916
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	1,700	2,101,589
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	368,285
3.380%	11/21/24	CNY	2,000	297,802
3.390%	05/21/25	CNY	2,000	297,649
3.480%	06/29/27	CNY	5,500	819,486
4.290%	05/22/29	CNY	1,000	157,808
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21(a)		1,338	1,394,865
5.625%	02/26/44		2,030	2,019,850
6.125%	01/18/41		633	664,650
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		1,120	1,010,800
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		710	749,132
6.625%	07/14/20		300	329,550
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	373,571
1.750%	04/15/20	EUR	500	683,198
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,730	1,730,000
6.850%	01/27/45		1,010	999,900
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		360	320,472
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		470	406,550
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	612,471
5.875%	04/24/19		1,140	1,194,927
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24		500	529,613
Export-Import Bank of China (The) via Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.850%	09/16/20		1,410	1,438,424
France Government Bond OAT (France),
Bonds
1.800%	07/25/40	EUR	720	1,358,515
Unsec’d. Notes
2.250%	07/25/20	EUR	1,000	1,574,479
Gabonese Republic (Gabon),
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25		660	549,450
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.800%	08/08/17	JPY	44,000	$351,837
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		750	793,125
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		3,896	4,437,544
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24		2,486	2,791,798
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		1,120	1,094,175
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.875%	03/16/26		910	909,964
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	90	142,958
4.000%	02/01/37	EUR	4,600	6,904,486
5.000%	03/01/25	EUR	3,800	5,742,259
Bonds, TIPS
1.700%	09/15/18	EUR	300	360,448
2.350%	09/15/19	EUR	200	272,969
3.100%	09/15/26	EUR	100	150,375
3.750%	09/01/24	EUR	6,100	8,435,674
4.750%	09/01/44	EUR	700	1,195,438
5.000%	09/01/40	EUR	4,940	8,486,641
Sr. Unsec’d. Notes, TIPS
2.350%	09/15/24	EUR	440	578,838
4.750%	09/01/28	EUR	1,100	1,699,641
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24		700	642,250
6.375%	03/03/28		570	538,650
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		440	451,000
7.625%	07/09/25		420	465,150
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
6.125%	01/29/26		200	211,500
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24		2,500	2,390,825
Kenya Government International (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19		550	539,880
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21		1,680	1,947,920
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20		980	993,916
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	42,000	2,697,671
8.000%(c)	06/11/20	MXN	14,200	907,919
10.000%	12/05/24	MXN	17,630	1,309,977
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	93,806	6,113,718

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.500%	11/18/38	MXN	48,015	$3,364,480
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.520%(c)	01/04/18(g)	MXN	16,400	956,175
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	2,088	695,341
4.500%	12/04/25	MXN	1,160	413,165
Notes, TIPS
4.000%	11/08/46	MXN	1,450	481,981
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.250%	10/29/25		410	395,650
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	564,789
3.750%	11/20/20	AUD	100	102,993
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,100	792,135
2.500%	09/20/35	NZD	200	146,345
3.000%	09/20/30	NZD	300	236,986
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23(a)		480	441,600
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
6.875%	06/01/17		280	289,258
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		260	276,148
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		620	623,100
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40(a)		1,800	1,975,005
5.000%	01/13/37		3,050	3,831,901
6.375%	10/23/34		510	720,047
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	246,613
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		300	307,625
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,256,096
3.450%	06/02/45	CAD	700	574,639
3.500%	06/02/24	CAD	2,400	2,051,111
6.200%	06/02/31	CAD	100	109,191
Province of Quebec (Canada),
Debs.
6.000%	10/01/29	CAD	300	317,052
Notes
4.250%	12/01/21	CAD	600	530,254
Unsec’d. Notes
3.000%	09/01/23	CAD	700	581,236
3.500%	12/01/22	CAD	900	770,199
5.000%	12/01/38	CAD	300	300,480
5.000%	12/01/41	CAD	200	204,082

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,120	$1,151,360
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		2,710	2,323,825
5.000%	01/27/45		2,910	2,328,000
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25		240	225,600
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		2,125	1,912,500
Republic of Georgia (Georgia),
Unsec’d. Notes, RegS
6.875%	04/12/21		480	517,200
Republic of Ghana (Ghana),
Gov’t. Gtd. Notes, 144A
10.750%	10/14/30		600	585,570
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26		240	188,400
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23		350	277,375
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		1,310	1,320,566
5.250%	01/17/42		4,104	4,124,044
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,500	2,646,192
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23		200	202,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		2,832	3,186,000
6.550%	03/14/37(a)		1,510	1,879,950
7.125%	03/30/19		2	2,297
Republic of Poland (Poland),
Bonds
2.000%	04/25/21	PLN	290	77,112
2.500%	07/25/26	PLN	610	158,601
3.250%	07/25/25	PLN	4,480	1,252,269
4.000%	10/25/23	PLN	5,860	1,728,851
Sr. Unsec’d. Notes
5.000%	03/23/22(a)		3,573	3,989,076
Republic of Senegal (Senegal),
Bonds, RegS
6.250%	07/30/24		310	288,300
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		4,120	3,883,092
4.250%	04/14/26		810	788,584
6.250%	09/26/22		563	626,056
6.750%	05/30/40		2,759	3,235,203
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		320	352,542
Sr. Unsec’d. Notes, 2, RegS
4.875%	01/22/24		1,020	1,123,728
Russian Federal Bond (Russia),

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bonds
8.150%	02/03/27	RUB	202,440	$2,859,501
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23(a)		1,000	1,044,370
5.625%	04/04/42		1,800	1,819,598
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30(a)		3,023	3,689,490
Slovenia Government International (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		200	224,000
Spain Government (Spain),
Bonds
5.150%	10/31/44	EUR	2,400	4,143,093
Sr. Unsec’d. Notes
2.150%	10/31/25	EUR	400	486,562
2.750%	10/31/24	EUR	6,200	7,903,852
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		470	468,933
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		730	687,688
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24	GBP	400	640,000
4.000%	03/07/22	GBP	800	1,354,785
4.250%	06/07/32	GBP	300	567,270
4.250%	03/07/36	GBP	2,300	4,432,965
4.250%	12/07/40	GBP	1,300	2,578,416
4.750%	12/07/30	GBP	400	788,437
4.750%	12/07/38	GBP	200	417,540
Bonds, TIPS
0.125%	03/22/24	GBP	1,610	2,725,997
0.125%	03/22/44	GBP	840	1,709,370
0.125%	03/22/58	GBP	20	45,947
0.125%	03/22/68	GBP	40	109,059
0.375%	03/22/62	GBP	30	86,527
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/46	GBP	330	642,158
Unsec’d. Notes
3.250%	01/22/44	GBP	6,600	11,349,353
4.500%	09/07/34	GBP	500	984,148
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		230	234,600
4.600%	01/23/46(a)		4,460	4,348,500
6.050%	01/11/40		600	703,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,304,730
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		412	422,773
5.100%	06/18/50(a)		810	753,300
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		3,479	1,391,600
Sr. Unsec’d. Notes, RegS
7.750%(c)	10/13/19		5,808	2,178,000
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.800%	11/19/24(a)	820	$822,001
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20	190	210,545
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	550	452,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $263,660,133)			253,890,950

MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53	270	325,574

California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	808,494
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33	120	133,051

			941,545

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	800	784,392
6.314%	01/01/44	160	144,349
7.375%	01/01/33	600	612,624
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Unlimited
5.000%	12/01/44	170	195,491

			1,736,856

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27	290	342,789

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.823%	06/01/45	220	231,968

TOTAL MUNICIPAL BONDS (cost $3,289,881)			3,578,732

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-J12, Class 2A1
0.706%(c)	08/25/35	1,293	840,784
Series 2006-OA12, Class A1B
0.622%(c)	09/20/46	854	706,084
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.626%(c)	05/25/46	141	101,229
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47	844	462,924

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		258	$266,295
Series 2006-I, Class 4A1
3.232%(c)	10/20/46		116	84,522
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.069%(c)	03/25/35		1,629	1,496,408
Series 2005-H, Class 2A5
2.853%(c)	09/25/35		146	133,072
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.055%(c)	02/20/36	EUR	114	126,685
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		211	218,954
Series 2011-RR5, Class 12A1, 144A
5.248%(c)	03/26/37		140	134,779
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.237%(c)	03/25/35		28	27,465
Series 2005-10, Class A2
2.862%(c)	10/25/35		33	32,958
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.168%(c)	12/31/55	EUR	286	322,995
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.229%(c)	03/31/48	EUR	547	605,882
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		13	12,557
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
2.932%(c)	09/25/37		164	146,990
Claris ABS (Italy),
Series 2011-1, Class A
0.354%(c)	10/31/60	EUR	1,008	1,135,550
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.637%(c)	06/25/35		624	111,538
Series 2006-OA19, Class A1
0.612%(c)	02/20/47		870	642,709
Series 2007-OA4, Class A1
0.606%(c)	05/25/47		390	330,229
Series 2007-OA6, Class A1B
0.636%(c)	06/25/37		273	229,997
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.698%(c)	01/19/34		35	33,522
Series 2004-12, Class 12A1
2.741%(c)	08/25/34		85	72,320
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.292%(c)	02/20/44	GBP	521	753,019
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.788%(c)	06/15/40	GBP	327	415,958

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.044%(c)	12/10/44	EUR	258	$275,140
Series 2006-4X, Class A3C
0.747%(c)	12/10/44	GBP	618	831,489
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2(x)
3.427%(c)	07/25/24		840	771,686
Series 2015-C03, Class 2M2(x)
5.436%(c)	07/25/25		370	372,064
Fannie Mae REMICS,
Series 2010-123, Class FK
0.886%(c)	11/25/40		474	473,026
Series 2011-3, Class FA
1.116%(c)	02/25/41		148	149,929
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.928%(c)	11/29/37		363	361,583
Freddie Mac REMICS,
Series 3172, Class FK
0.886%(c)	08/15/33		111	111,523
Series 3397, Class FC
1.036%(c)	12/15/37		93	93,553
Freddie Mac Strips,
Series 278, Class F1
0.886%(c)	09/15/42		460	461,125
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.454%(c)	04/23/48	EUR	264	299,552
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.039%(c)	04/24/47	GBP	226	324,903
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
1.030%(c)	07/20/65		984	961,593
Series 2015-H26, Class FA
0.950%(c)	10/20/65		1,901	1,872,086
Series 2015-H30, Class FA
1.110%(c)	11/20/65		1,029	1,028,107
Series 2015-H30, Class FB
1.110%(c)	11/20/65		1,626	1,628,467
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33		43	41,832
Series 2005-AR1, Class 1A1
2.973%(c)	01/25/35		18	17,561
Series 2005-AR3, Class 6A1
2.869%(c)	05/25/35		176	161,612
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.710%(c)	02/19/36		211	145,035
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
1.231%(c)	03/25/34		1,546	1,264,350
Impac CMB Trust,
Series 2004-11, Class 2A1
1.096%(c)	03/25/35		162	147,823

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.746%(c)	07/25/47		1,417	$875,734
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.076%(c)	11/25/35		42	37,724
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.626%(c)	09/25/46		163	132,371
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.784%(c)	08/25/35		46	44,735
Series 2007-A1, Class 1A1
2.786%(c)	07/25/35		46	45,114
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.802%(c)	06/14/40		1,430	1,285,599
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.883%(c)	09/21/38		1,243	1,308,803
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.717%(c)	09/25/36		770	297,406
Series 2007-2, Class 2A12, IO
6.257%(c)	02/25/37		653	217,067
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
1.191%(c)	01/01/61	GBP	231	305,080
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.238%(c)	12/15/49	GBP	877	1,180,615
Marche M5 Srl (Italy),
Series 5, Class A
0.245%(c)	10/27/65	EUR	7	8,140
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.175%(c)	02/25/55	EUR	625	702,834
Marche Mutui Srl (Italy),
Series 6, Class A1
2.095%(c)	01/27/64	EUR	92	104,963
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
3.810%(c)	09/12/39	AUD	32	24,762
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		15	14,809
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.334%(c)	02/25/33		71	67,193
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.888%(c)	10/07/20		152	152,404
Series 2010-R2, Class 2A
0.908%(c)	11/05/20		1,580	1,578,111
Series 2010-R3, Class 1A
0.999%(c)	12/08/20		115	115,072
Series 2010-R3, Class 2A
0.998%(c)	12/08/20		1,075	1,076,571

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-R1, Class 1A
0.888%(c)	01/08/20		328	$327,826
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.748%(c)	12/01/50	GBP	1,100	1,339,126
Series 2007-2X, Class A2
0.718%(c)	12/15/50	GBP	471	651,619
Series 2007-3X, Class A3, RMBSNC 0
1.588%(c)	12/15/50	GBP	949	1,206,233
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	259	320,435
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
2.982%	05/13/45	AUD	304	231,589
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.929%(c)	01/25/36		2,140	1,696,525
Series 2007-QO2, Class A1
0.586%(c)	02/25/47		933	485,433
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.117%(c)	02/25/36		2,437	527,013
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		9	9,547
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.748%(c)	12/15/43	GBP	301	384,854
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.025%(c)	06/12/44	EUR	734	756,435
Series 2006-NS3X, Class A2A
0.739%(c)	06/12/44	GBP	938	1,181,845
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.782%(c)	07/20/33		124	115,647
Series 2007-3, Class 1A1
0.632%(c)	07/20/36		81	72,395
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
2.824%(c)	12/25/34		77	74,499
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
0.556%(c)	08/25/36		673	497,893
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.680%(c)	07/19/35		288	270,097
Series 2006-AR6, Class 2A1
0.626%(c)	07/25/46		218	168,572
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.490%(c)	11/07/40	AUD	52	40,350
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.234%(c)	10/25/43		73	70,706
Series 2007-3, Class 2A1
2.394%(c)	06/25/47		62	55,361
Series 2007-3, Class 4A1

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.750%(c)	06/25/47		93	$84,683
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.786%(c)	07/15/51	GBP	600	850,617
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.008%(c)	10/10/40	EUR	392	438,098
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR10, Class 3A1
2.579%(c)	08/25/35		5	5,037
Series 2005-AR14, Class 2A1
2.595%(c)	12/25/35		172	156,258
Series 2006-AR7, Class 3A
2.164%(c)	07/25/46		305	269,429
Series 2006-AR14, Class 1A4
2.193%(c)	11/25/36		349	299,939
Series 2007-HY5, Class 2A1
2.155%(c)	05/25/37		2,133	1,685,459
Washington Mutual Mortgage Pass-Through Trust,
Series 2005-11, Class A8
5.750%	01/25/36		950	831,832
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.862%(c)	03/25/35		245	243,600
Series 2006-AR6, Class 3A1
2.830%(c)	03/25/36		199	186,691

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,788,782)				46,350,214

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
2.500%	02/15/46		3,830	3,734,399
2.500%	02/15/45(h)		270	263,271
2.875%	08/15/45(h)		2,700	2,840,063
3.000%	11/15/44-11/15/45		1,100	1,187,480
3.000%	05/15/45(h)		910	981,414
U.S. Treasury Floating Rate Note
0.572%(c)	01/31/18(hh)		1,738	1,739,969
U.S. Treasury Inflation Indexed Bonds, TIPS
0.013%	01/15/22(h)		20,400	21,667,489
0.013%	07/15/24(hh)(k)		4,700	4,705,406
0.125%	04/15/17-07/15/22		54,850	57,101,348
0.125%	01/15/23(k)		20,300	21,005,813
0.250%	01/15/25		300	302,591
0.375%	07/15/23(h)		4,700	4,928,103
0.375%	07/15/25(h)		500	510,402
0.625%	07/15/21-02/15/43		16,850	17,770,200
0.750%	02/15/42-02/15/45		6,170	6,081,857
1.000%	02/15/46		580	604,804
1.125%	01/15/21		100	115,733
1.250%	07/15/20		9,200	10,743,148
1.375%	02/15/44(h)		12,930	14,714,212
1.625%	01/15/18		200	236,483
1.750%	01/15/28(h)		800	1,048,906
2.000%	01/15/26		5,010	7,001,195
2.125%	02/15/40-02/15/41		1,800	2,516,115
2.375%	01/15/17-01/15/27		9,160	12,918,267
2.375%	01/15/25(h)		5,750	8,605,580

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	07/15/16-01/15/29		22,770		$31,399,530
3.625%	04/15/28	(h)	9,730		19,622,104
3.875%	04/15/29		4,080		8,415,875
U.S. Treasury Notes
1.625%	02/15/26		1,760		1,734,425

TOTAL U.S. TREASURY OBLIGATIONS (cost $259,532,263)					264,496,182

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Bank
0.160%	04/26/16		300		299,967
Federal National Mortgage Assoc.
2.712%(c)	09/01/19		—	(r)	81
3.000%	TBA		2,000		2,047,344
3.000%	TBA		1,000		1,023,672
3.500%	TBA		200		209,344
3.500%	TBA		5,000		5,224,219
3.500%	TBA		2,000		2,096,953
4.000%	TBA		4,000		4,260,000
Government National Mortgage Assoc.
1.432%(c)	01/20/66		900		900,323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,014,166)					16,061,903

TOTAL LONG-TERM INVESTMENTS (cost $4,002,385,254)					4,503,939,002

			Shares
SHORT-TERM INVESTMENTS — 20.9%

AFFILIATED MUTUAL FUND — 15.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $850,060,184; includes $87,659,384 of cash collateral received for securities on loan)(b)(v)(w)			850,060,184		850,060,184

Interest rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.2%
U.S. Treasury Bills
0.191%	04/28/16(h)(k)		120		119,976
0.218%	04/14/16(k)		9,000		8,999,163
0.220%	04/28/16(h)		311		310,949
0.245%	04/28/16		17,000		16,996,655
0.250%	04/28/16		2,094		2,093,588
0.260%	04/07/16(h)		361		360,984
0.270%	04/21/16(h)		312		311,953
0.275%	06/23/16(k)		1,000		999,522
0.285%	06/16/16(k)		8,000		7,996,784
0.300%	06/23/16		7,124		7,120,594
0.325%	06/16/16(k)		6,000		5,997,588
0.345%	05/26/16		17,000		16,993,265
0.367%	05/26/16		18,000		17,992,868
0.370%	07/21/16		1,520		1,518,746
0.373%	08/18/16(k)		7,700		7,690,029

Interest rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.386%	09/15/16(k)	5,600	$5,591,477
0.391%	06/23/16	3,000	2,998,566
0.415%	06/23/16	18,000	17,991,396
0.430%	10/13/16	8,000	7,987,824
0.433%	07/21/16	3,000	2,997,525
0.435%	08/18/16(k)	2,000	1,997,410
0.450%	06/23/16	17,000	16,991,874
0.450%	09/15/16(k)	2,000	1,996,956
0.460%	07/21/16	17,000	16,985,975
0.480%	08/18/16	17,000	16,977,985
0.485%	09/15/16	17,000	16,974,126
0.488%	11/10/16	8,000	7,985,984
0.492%	10/13/16	17,000	16,974,126

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,850,309)			229,953,888

REPURCHASE AGREEMENTS(m) — 0.6%
Bank of Nova Scotia, 0.470%, dated 03/31/16, due 04/01/16 in the amount of $10,100,132		10,100	10,100,000
Citigroup Global Markets, Inc., 0.500%, dated 03/31/16, due 04/01/16 in the amount of $2,700,038		2,700	2,700,000
Merrill Lynch Pierce Fenner & Smith, 0.470%, dated 03/31/16, due 04/01/16 in the amount of $6,100,080		6,100	6,100,000
TD Securities USA LLC, 0.460%, dated 03/31/16, due 04/01/16 in the amount of $15,600,199		15,600	15,600,000

TOTAL REPURCHASE AGREEMENTS (cost $34,500,000)			34,500,000

		Shares
UNAFFILIATED MUTUAL FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $28,585,851)		28,585,851	28,585,851

		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.1%
EMC Corp.
1.001%	04/07/16	700	699,883
Entergy Corp.
1.122%	04/22/16	1,700	1,698,889
Pitney Bowes, Inc.
1.101%	04/19/16	2,500	2,498,625

TOTAL COMMERCIAL PAPER (cost $4,897,397)			4,897,397

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
90 Day Euro-dollar Time Deposit Options Futures,
expiring 03/19/16, Strike Price $99.75	135	337

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
5 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $120.50			25	$19,336
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $128.50			44	86,625
expiring 04/22/16, Strike Price $136.00			426	6,656
expiring 04/22/16, Strike Price $136.50			426	—
expiring 04/22/16, Strike Price $137.00			26	—
expiring 04/22/16, Strike Price $137.50			128	—
20 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $162.00			9	27,563
expiring 04/22/16, Strike Price $163.00			9	21,234
expiring 04/22/16, Strike Price $164.00			5	8,828
expiring 04/22/16, Strike Price $165.00			10	12,656
Australian Dollar Futures,
expiring 04/08/16, Strike Price $73.50			6	18,180
Canadian Dollar Futures,
expiring 04/08/16, Strike Price $75.00			5	10,500
CDX.NA.HY.25,
expiring 04/20/16, Strike Price $99.00	BNP Paribas		14	50,138
expiring 04/20/16, Strike Price $99.50	Credit Suisse First Boston Corp.		9	29,551
CDX.NA.IG.25,
expiring 04/20/16, Strike Price $105.00	Credit Suisse First Boston Corp.		55	38,313
Currency Option AUD vs USD,
expiring 05/27/16, @ FX Rate 0.90	Citigroup Global Markets	AUD	100	3
Currency Option EUR vs USD,
expiring 05/27/16, @ FX Rate 1.30	Citigroup Global Markets	EUR	800	49
Currency Option GBP vs USD,
expiring 05/26/16, @ FX Rate 1.63	Citigroup Global Markets	GBP	100	4
Currency Option USD vs EUR,
expiring 06/29/16, @ FX Rate 1.14	Barclays Capital Group		51	88,521
Currency Option USD vs JPY,
expiring 05/24/16, @ FX Rate 115.50	Goldman Sachs & Co.		39	19,627
Currency Option USD vs SAR,
expiring 01/14/17, @ FX Rate 3.84	Citigroup Global Markets		60	47,846
Euro Bund Futures,

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 04/22/16, Strike Price $167.00		EUR	56	$1,274
expiring 04/22/16, Strike Price $167.50		EUR	82	933
expiring 04/22/16, Strike Price $175.50		EUR	138	1,570

				489,744

Put Options
90 Day Sterling,
expiring 12/21/16, Strike Price $98.50		GBP	74,500	669
5 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $115.00			1,188	—
expiring 04/22/16, Strike Price $116.00			241	—
expiring 04/22/16, Strike Price $116.75			3	—
expiring 04/22/16, Strike Price $117.00			83	—
expiring 04/22/16, Strike Price $120.00			18	844
expiring 05/20/16, Strike Price $113.75			7,700	—
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $128.50			55	4,297
expiring 04/22/16, Strike Price $129.00			89	11,125
expiring 04/22/16, Strike Price $130.00			4	1,563
expiring 05/20/16, Strike Price $107.50			108	—
expiring 05/20/16, Strike Price $115.00			7,200	—
20 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $146.00			185	—
expiring 04/22/16, Strike Price $147.00			147	—
expiring 04/22/16, Strike Price $147.50			9	—
expiring 04/22/16, Strike Price $159.00			9	1,547
Australian Dollar Futures,
expiring 05/06/16, Strike Price $65.00			14	70
CDX.NA.HY.25,
expiring 12/20/20, Strike Price $88.00	Credit Suisse First Boston Corp.		10	18
CDX.NA.IG.25,
expiring 12/20/20, Strike Price $140.00	Credit Suisse First Boston Corp.		82	606
Currency Option USD vs BRL,
expiring 06/10/16, @ FX Rate 3.75	Barclays Capital Group		6	33,696

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Currency Option USD vs MXN,
expiring 04/08/16, @ FX Rate 17.25	Barclays Capital Group		15	$10,168
Euro Bund Futures,
expiring 04/22/16, Strike Price $162.50		EUR	18	8,603
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/16	Morgan Stanley		9,800	1
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/11/16	Citigroup Global Markets		26,000	3
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/29/16	Goldman Sachs & Co.		10,200	1
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Morgan Stanley		11,700	2,580
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Morgan Stanley		11,600	2,610
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		15,200	1,394
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		28,800	2,642
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets		44,700	1,840
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Deutsche Bank AG		40,600	1,672
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		50,400	2,075
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		69,300	2,853
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Morgan Stanley		24,500	1,009
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Royal Bank of Scotland Group PLC		60,200	2,479

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets	25,900	$131
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.	2,900	3,010
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	1,300	26,172
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	600	27,767
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	600	26,472
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley	700	50,306
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG	1,000	52,533
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	200	14,662
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	200	3,125
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	900	73,014
Japanese Yen Futures,
expiring 04/08/16, Strike Price $0.0085		1	6
expiring 04/08/16, Strike Price $0.0086		5	50
expiring 04/08/16, Strike Price $0.0087		15	600
expiring 04/08/16, Strike Price $0.0088		14	2,063
expiring 05/06/16, Strike Price $0.0088		10	6,500

			380,776

TOTAL OPTIONS PURCHASED (cost $1,342,978)			870,520

TOTAL SHORT-TERM INVESTMENTS (cost $1,149,236,719)			1,148,867,840

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.8% (cost $5,151,621,973)		$5,652,806,842

	Shares
SECURITIES SOLD SHORT(q) — (3.1)%
COMMON STOCKS — (3.0)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.*	4,900	(138,768)
B/E Aerospace, Inc.	3,700	(170,644)
Boeing Co. (The)	11,429	(1,450,797)
DigitalGlobe, Inc.*	17,700	(306,210)
Hexcel Corp.	6,800	(297,228)
Lockheed Martin Corp.	2,170	(480,655)
Raytheon Co.	770	(94,425)
Rockwell Collins, Inc.	5,600	(516,376)
Teledyne Technologies, Inc.*	2,100	(185,094)
TransDigm Group, Inc.*	2,400	(528,816)

		(4,169,013)

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	1,650	(174,026)

Airlines
American Airlines Group, Inc.	10,900	(447,009)
Spirit Airlines, Inc.*	3,800	(182,324)

		(629,333)

Auto Components
Autoliv, Inc. (Sweden)	4,020	(476,290)
Delphi Automotive PLC (United Kingdom)	7,500	(562,650)
Dorman Products, Inc.*	5,700	(310,194)
Drew Industries, Inc.	1,000	(64,460)
Gentex Corp.	9,400	(147,486)
Johnson Controls, Inc.	4,561	(177,742)
Lear Corp.	980	(108,947)

		(1,847,769)

Automobiles
Ford Motor Co.	15,730	(212,355)
General Motors Co.	4,860	(152,750)
Harley-Davidson, Inc.	3,100	(159,123)

		(524,228)

Banks — (0.1)%
Associated Banc-Corp.	7,394	(132,648)
Bank of Hawaii Corp.	8,361	(570,889)
Bank of the Ozarks, Inc.	8,500	(356,745)
BankUnited, Inc.	5,400	(185,976)
BB&T Corp.	8,370	(278,470)
Boston Private Financial Holdings, Inc.	9,710	(111,181)
Chemical Financial Corp.	4,134	(147,542)
Commerce Bancshares, Inc.	5,575	(250,596)
CVB Financial Corp.	9,600	(167,520)
Fifth Third Bancorp	14,760	(246,344)
First Horizon National Corp.	36,260	(475,006)
FNB Corp.	4,200	(54,642)
Huntington Bancshares, Inc.	23,632	(225,449)
KeyCorp	22,265	(245,806)
M&T Bank Corp.	5,680	(630,480)
MB Financial, Inc.	900	(29,205)
Old National Bancorp	10,064	(122,680)
People’s United Financial, Inc.	44,030	(701,398)
Pinnacle Financial Partners, Inc.	2,300	(112,838)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
PrivateBancorp, Inc.	4,200	$(162,120)
UMB Financial Corp.	4,900	(252,987)
United Bankshares, Inc.	6,400	(234,880)
US Bancorp	10,870	(441,213)
Valley National Bancorp	7,700	(73,458)
Webster Financial Corp.	5,600	(201,040)

		(6,411,113)

Beverages
Brown-Forman Corp. (Class B Stock)	4,155	(409,143)
Molson Coors Brewing Co. (Class B Stock)	5,300	(509,754)
Monster Beverage Corp.*	3,700	(493,506)

		(1,412,403)

Biotechnology — (0.1)%
AbbVie, Inc.	4,930	(281,602)
ACADIA Pharmaceuticals, Inc.*	15,100	(422,196)
Acceleron Pharma, Inc.*	3,500	(92,365)
Achillion Pharmaceuticals, Inc.*	13,700	(105,764)
Agios Pharmaceuticals, Inc.*	7,200	(292,320)
Alexion Pharmaceuticals, Inc.*	3,900	(542,958)
Alkermes PLC*	2,240	(76,586)
Alnylam Pharmaceuticals, Inc.*	8,700	(546,099)
Amgen, Inc.	544	(81,562)
Amicus Therapeutics, Inc.*	21,600	(182,520)
Anacor Pharmaceuticals, Inc.*	4,600	(245,870)
BioMarin Pharmaceutical, Inc.*	7,400	(610,352)
Bluebird Bio, Inc.*	2,500	(106,250)
Dynavax Technologies Corp.*	4,500	(86,580)
Ionis Pharmaceuticals, Inc.*	2,890	(117,045)
Ironwood Pharmaceuticals, Inc.*	13,600	(148,784)
Pluristem Therapeutics, Inc.*	988	(1,591)
Puma Biotechnology, Inc.*	1,800	(52,866)
Sarepta Therapeutics, Inc.*	9,100	(177,632)
Seattle Genetics, Inc.*	14,800	(519,332)
TESARO, Inc.*	8,000	(352,240)

		(5,042,514)

Building Products
Allegion PLC	2,800	(178,388)
Builders FirstSource, Inc.*	14,000	(157,780)
Fortune Brands Home & Security, Inc.	4,700	(263,388)
Trex Co., Inc.*	3,500	(167,755)

		(767,311)

Capital Markets
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(135,696)
BGC Partners, Inc. (Class A Stock)	8,100	(73,305)
Charles Schwab Corp. (The)	15,700	(439,914)
Federated Investors, Inc. (Class B Stock)	6,580	(189,833)
Franklin Resources, Inc.	6,711	(262,065)
Greenhill & Co., Inc.	4,300	(95,460)
Penson Worldwide, Inc.*^(g)	32,656	—
T. Rowe Price Group, Inc.	2,494	(183,209)
Virtus Investment Partners, Inc.	600	(46,866)
WisdomTree Investments, Inc.	27,200	(310,896)

		(1,737,244)

Chemicals — (0.1)%
AgroFresh Solutions, Inc.*	1,337	(8,557)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Air Products & Chemicals, Inc.	1,105	$(159,175)
Albemarle Corp.	10,300	(658,479)
American Vanguard Corp.	8,900	(140,442)
Ashland, Inc.	2,700	(296,892)
Dow Chemical Co. (The)	6,525	(331,863)
Ecolab, Inc.	5,050	(563,176)
FMC Corp.	12,940	(522,388)
International Flavors & Fragrances, Inc.	4,800	(546,096)
LyondellBasell Industries NV (Class A Stock)	5,590	(478,392)
Monsanto Co.	5,700	(500,118)
Mosaic Co. (The)	17,100	(461,700)
Platform Specialty Products Corp.*	28,300	(243,380)
Praxair, Inc.	2,230	(255,224)
Sensient Technologies Corp.	1,700	(107,882)
Sherwin-Williams Co. (The)	440	(125,255)
Westlake Chemical Corp.	3,520	(162,976)
WR Grace & Co.*	4,900	(348,782)

		(5,910,777)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	1,110	(45,799)
Clean Harbors, Inc.*	1,800	(88,812)
Covanta Holding Corp.	22,600	(381,036)
Healthcare Services Group, Inc.	10,900	(401,229)
Mobile Mini, Inc.	3,900	(128,778)
Stericycle, Inc.*	4,700	(593,093)
Tyco International PLC	5,400	(198,234)
Waste Connections, Inc.	6,275	(405,302)

		(2,242,283)

Communications Equipment — (0.1)%
Applied Optoelectronics, Inc.*	5,000	(74,550)
Cisco Systems, Inc.	30,450	(866,912)
Finisar Corp.*	28,300	(516,192)
Harris Corp.	3,200	(249,152)
Infinera Corp.*	4,500	(72,270)
Juniper Networks, Inc.	15,400	(392,854)
Motorola Solutions, Inc.	630	(47,691)
NetScout Systems, Inc.*	1,600	(36,752)
Palo Alto Networks, Inc.*	4,200	(685,188)
Sonus Networks, Inc.*	9,900	(74,547)
ViaSat, Inc.*	6,900	(507,012)

		(3,523,120)

Construction & Engineering
Granite Construction, Inc.	7,100	(339,380)

Construction Materials
US Concrete, Inc.*	1,600	(95,328)

Consumer Finance
First Cash Financial Services, Inc.	4,400	(202,664)
LendingClub Corp.*	44,500	(369,350)
PRA Group, Inc.*	2,900	(85,231)

		(657,245)

Containers & Packaging
AptarGroup, Inc.	1,600	(125,456)
Avery Dennison Corp.	3,300	(237,963)
Ball Corp.	9,515	(678,325)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
International Paper Co.	3,810	$(156,362)
Sonoco Products Co.	2,480	(120,454)

		(1,318,560)

Distributors
Core-Mark Holding Co., Inc.	800	(65,248)
KBS Fashion Group Ltd. (China)*	27	(12)

		(65,260)

Diversified Consumer Services
2U, Inc.*	2,000	(45,200)
H&R Block, Inc.	7,300	(192,866)
Houghton Mifflin Harcourt Co.*	17,400	(346,956)

		(585,022)

Diversified Financial Services
CBOE Holdings, Inc.	3,300	(215,589)
CME Group, Inc.	3,250	(312,163)
MarketAxess Holdings, Inc.	2,100	(262,143)
McGraw-Hill Cos., Inc. (The)	980	(97,000)

		(886,895)

Diversified Telecommunication Services
AT&T, Inc.	2,520	(98,708)
CenturyLink, Inc.	10,580	(338,137)
inContact, Inc.*	10,400	(92,456)
Verizon Communications, Inc.	24,220	(1,309,818)

		(1,839,119)

Electric Utilities — (0.1)%
Duke Energy Corp.	10,910	(880,219)
Eversource Energy	2,300	(134,182)
Fortis, Inc. (Canada)	5,404	(169,391)
Great Plains Energy, Inc.	10,200	(328,950)
NextEra Energy, Inc.	4,500	(532,530)
PNM Resources, Inc.	6,800	(229,296)
Southern Co. (The)	24,770	(1,281,352)
Xcel Energy, Inc.	12,500	(522,750)

		(4,078,670)

Electrical Equipment
Acuity Brands, Inc.	430	(93,800)
Rockwell Automation, Inc.	2,045	(232,619)

		(326,419)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	9,300	(537,726)
Belden, Inc.	5,800	(356,004)
Cognex Corp.	5,400	(210,330)
Corning, Inc.	25,100	(524,339)
FARO Technologies, Inc.*	3,400	(109,514)
FEI Co.	6,200	(551,862)
FLIR Systems, Inc.	10,100	(332,795)
Itron, Inc.*	2,200	(91,784)
National Instruments Corp.	3,600	(108,396)
OSI Systems, Inc.*	1,000	(65,490)
Universal Display Corp.*	5,500	(297,550)
VeriFone Systems, Inc.*	1,570	(44,337)

		(3,230,127)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	1,100	$(48,213)
Halliburton Co.	16,300	(582,236)
Helmerich & Payne, Inc.	10,150	(596,008)
Oceaneering International, Inc.	3,300	(109,692)
Patterson-UTI Energy, Inc.	32,600	(574,412)
Schlumberger Ltd.	9,970	(735,288)
Tenaris SA (Luxembourg), ADR	1,974	(48,876)
Weatherford International PLC*	10,620	(82,624)

		(2,777,349)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(97,392)
Costco Wholesale Corp.	2,800	(441,224)
CVS Health Corp.	7,680	(796,646)
Sysco Corp.	25,270	(1,180,867)
Walgreens Boots Alliance, Inc.	6,300	(530,712)
Wal-Mart Stores, Inc.	7,569	(518,401)
Whole Foods Market, Inc.	10,049	(312,624)

		(3,877,866)

Food Products — (0.1)%
B&G Foods, Inc.	4,600	(160,126)
General Mills, Inc.	5,400	(342,090)
Hain Celestial Group, Inc. (The)*	3,300	(135,003)
Kellogg Co.	8,430	(645,317)
Kraft Heinz Co. (The)	18,290	(1,436,862)
McCormick & Co. Inc.	1,800	(179,064)
Pinnacle Foods, Inc.	2,300	(102,764)
TreeHouse Foods, Inc.*	6,300	(546,525)
WhiteWave Foods Co. (The)*	5,700	(231,648)

		(3,779,399)

Gas Utilities
Laclede Group, Inc. (The)	2,100	(142,275)
Northwest Natural Gas Co.	5,600	(301,560)
ONE Gas, Inc.	5,925	(362,018)
Superior Plus Corp. (Canada)	40,119	(285,428)

		(1,091,281)

Health Care Equipment & Supplies — (0.1)%
Analogic Corp.	1,000	(79,010)
Baxter International, Inc.	14,730	(605,108)
Becton, Dickinson & Co.	720	(109,310)
C.R. Bard, Inc.	910	(184,430)
China Medical Technologies, Inc. (China), ADR*^	7,037	—
Cooper Cos., Inc. (The)	3,900	(600,483)
Cynosure, Inc. (Class A Stock)*	1,900	(83,828)
DENTSPLY SIRONA, Inc.	1	(62)
DexCom, Inc.*	8,000	(543,280)
Endologix, Inc.*	17,900	(149,644)
HeartWare International, Inc.*	6,900	(216,798)
IDEXX Laboratories, Inc.*	6,100	(477,752)
LDR Holding Corp.*	3,000	(76,470)
Medtronic PLC	14,366	(1,077,450)
Nevro Corp.*	4,400	(247,544)
ResMed, Inc.	2,600	(150,332)
Spectranetics Corp. (The)*	8,900	(129,228)
Varian Medical Systems, Inc.*	1,310	(104,826)
Wright Medical Group NV*	7,800	(129,480)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Zeltiq Aesthetics, Inc.*	7,200	$(195,552)
Zimmer Biomet Holdings, Inc.	1,010	(107,696)

		(5,268,283)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	9,400	(518,034)
Air Methods Corp.*	3,500	(126,770)
AMN Healthcare Services, Inc.*	6,500	(218,465)
Anthem, Inc.	79	(10,980)
Capital Senior Living Corp.*	3,800	(70,376)
Community Health Systems, Inc.*	11,500	(212,865)
DaVita HealthCare Partners, Inc.*	1,840	(135,019)
Envision Healthcare Holdings, Inc.*	15,000	(306,000)
ExamWorks Group, Inc.*	9,600	(283,776)
Express Scripts Holding Co.*	6,550	(449,920)
HCA Holdings, Inc.*	2,500	(195,125)
HealthSouth Corp.	7,100	(267,173)
Healthways, Inc.*	13,500	(136,215)
Laboratory Corp. of America Holdings*	820	(96,047)
Owens & Minor, Inc.	4,000	(161,680)
Patterson Cos., Inc.	800	(37,224)
Quest Diagnostics, Inc.	770	(55,017)
Surgical Care Affiliates, Inc.*	800	(37,024)
Team Health Holdings, Inc.*	5,400	(225,774)
Tenet Healthcare Corp.*	8,660	(250,534)
Universal Health Services, Inc. (Class B Stock)	710	(88,551)

		(3,882,569)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	5,510	(72,787)
athenahealth, Inc.*	480	(66,614)
Cerner Corp.*	3,030	(160,469)
Medidata Solutions, Inc.*	3,100	(120,001)
Veeva Systems, Inc. (Class A Stock)*	9,000	(225,360)

		(645,231)

Hotels, Restaurants & Leisure — (0.1)%
Buffalo Wild Wings, Inc.*	3,600	(533,232)
Choice Hotels International, Inc.	1,250	(67,563)
ClubCorp Holdings, Inc.	8,000	(112,320)
Darden Restaurants, Inc.	8,060	(534,378)
Del Taco Restaurants, Inc.*	17,442	(180,176)
Diamond Resorts International, Inc.*	4,700	(114,210)
Domino’s Pizza, Inc.	4,700	(619,742)
Dunkin’ Brands Group, Inc.	13,000	(613,210)
Fiesta Restaurant Group, Inc.*	1,200	(39,336)
Hyatt Hotels Corp. (Class A Stock)*	6,800	(336,532)
Interval Leisure Group, Inc.	806	(11,639)
Marriott International, Inc. (Class A Stock)	7,030	(500,395)
McDonald’s Corp.	3,320	(417,258)
MGM Resorts International*	17,500	(375,200)
Norwegian Cruise Line Holdings Ltd.*	5,800	(320,682)
Vail Resorts, Inc.	1,100	(147,070)

		(4,922,943)

Household Durables — (0.1)%
CalAtlantic Group, Inc.	9,180	(306,796)
Garmin Ltd.	3,050	(121,878)
Lennar Corp. (Class A Stock)	5,910	(285,808)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Household Durables (cont’d.)
M/I Homes, Inc.*	5,500	$(102,575)
Newell Rubbermaid, Inc.	19,449	(861,396)
PulteGroup, Inc.	30,100	(563,171)

		(2,241,624)

Household Products
Church & Dwight Co., Inc.	3,063	(282,347)
Clorox Co. (The)	2,370	(298,762)
Colgate-Palmolive Co.	3,760	(265,644)
Energizer Holdings, Inc.	5,300	(214,703)
Procter & Gamble Co. (The)	1,580	(130,050)

		(1,191,506)

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	20,300	(291,711)
Pattern Energy Group, Inc.	9,300	(177,351)

		(469,062)

Industrial Conglomerates
3M Co.	3,930	(654,856)
General Electric Co.	35,870	(1,140,307)

		(1,795,163)

Insurance — (0.1)%
Aflac, Inc.	1,060	(66,928)
AON PLC	2,690	(280,971)
Arch Capital Group Ltd. (Bermuda)*	8,770	(623,547)
Arthur J. Gallagher & Co.	9,000	(400,320)
Assurant, Inc.	2,220	(171,273)
Brown & Brown, Inc.	3,000	(107,400)
Chubb Ltd.	2,900	(345,535)
CNO Financial Group, Inc.	10,600	(189,952)
Genworth Financial, Inc. (Class A Stock)*	7,770	(21,212)
Marsh & McLennan Cos., Inc.	8,600	(522,794)
Mercury General Corp.	2,900	(160,950)
Primerica, Inc.	1,900	(84,607)
Progressive Corp. (The)	17,944	(630,552)
RenaissanceRe Holdings Ltd. (Bermuda)	3,600	(431,388)
RLI Corp.	1,700	(113,662)
Torchmark Corp.	16,821	(911,025)
Travelers Cos., Inc. (The)	1,120	(130,715)
W.R. Berkley Corp.	16,909	(950,286)
Willis Towers Watson PLC	400	(47,464)

		(6,190,581)

Internet & Catalog Retail
Expedia, Inc.	6,210	(669,562)
Liberty Ventures (Class A Stock)*	8,200	(320,784)
NetFlix, Inc.*	5,370	(548,975)
Priceline Group, Inc. (The)*	50	(64,448)
TripAdvisor, Inc.*	1,530	(101,745)

		(1,705,514)

Internet Software & Services — (0.1)%
Alibaba Group Holding Ltd. (China), ADR*	57,447	(4,540,036)
Alphabet, Inc. (Class A Stock)*	593	(452,400)
ChannelAdvisor Corp.*	9,000	(101,250)
Demandware, Inc.*	7,200	(281,520)
GrubHub, Inc.*	4,310	(108,310)
LinkedIn Corp. (Class A Stock)*	560	(64,036)
Marketo, Inc.*	15,100	(295,507)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
VeriSign, Inc.*	6,700	$(593,218)
Yahoo!, Inc.*	10,200	(375,462)

		(6,811,739)

IT Services — (0.1)%
Automatic Data Processing, Inc.	1,880	(168,655)
Blackhawk Network Holdings, Inc.*	3,500	(120,050)
EPAM Systems, Inc.*	3,900	(291,213)
Fidelity National Information Services, Inc.	8,800	(557,128)
Fiserv, Inc.*	710	(72,832)
FleetCor Technologies, Inc.*	4,200	(624,750)
Gartner, Inc.*	3,100	(276,985)
Global Payments, Inc.	10,426	(680,818)
International Business Machines Corp.	5,240	(793,598)
MAXIMUS, Inc.	3,500	(184,240)
Paychex, Inc.	1,600	(86,416)
PayPal Holdings, Inc.*	16,000	(617,600)
ServiceSource International, Inc.*	19,400	(82,644)

		(4,556,929)

Leisure Products
Hasbro, Inc.	4,450	(356,445)
Mattel, Inc.	38,350	(1,289,327)

		(1,645,772)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(171,248)
Bio-Techne Corp.	3,700	(349,724)
Fluidigm Corp.*	6,200	(50,034)
Illumina, Inc.*	3,500	(567,385)

		(1,138,391)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	1,800	(44,478)
AGCO Corp.	4,110	(204,267)
Altra Industrial Motion Corp.	4,300	(119,454)
Caterpillar, Inc.	3,330	(254,878)
Chart Industries, Inc.*	10,100	(219,372)
CIRCOR International, Inc.	2,100	(97,419)
Deere & Co.	3,110	(239,439)
Donaldson Co., Inc.	18,920	(603,737)
Flowserve Corp.	4,230	(187,854)
Illinois Tool Works, Inc.	2,186	(223,934)
Jason Industries, Inc.*	271	(949)
Manitowoc Co., Inc. (The)	27,200	(117,776)
Middleby Corp. (The)*	4,200	(448,434)
Nordson Corp.	2,000	(152,080)
Oshkosh Corp.	2,600	(106,262)
Pentair PLC (United Kingdom)	6,500	(352,690)
Proto Labs, Inc.*	3,700	(285,233)
RBC Bearings, Inc.*	1,100	(80,586)
WABCO Holdings, Inc.*	3,200	(342,144)
Woodward, Inc.	2,600	(135,252)

		(4,216,238)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	5,210	(338,337)
Cablevision Systems Corp. (Class A Stock)	7,300	(240,900)
Charter Communications, Inc. (Class A Stock)*	5,535	(1,120,450)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
Cinemark Holdings, Inc.	6,210	$(222,504)
Comcast Corp. (Class A Stock)	3	(183)
Discovery Communications, Inc. (Class A Stock)*	15,180	(434,603)
EW Scripps Co. (The) (Class A Stock)	6,100	(95,099)
Global Eagle Entertainment, Inc.*	30,587	(260,601)
IMAX Corp.*	7,100	(220,739)
Interpublic Group of Cos., Inc. (The)	11,486	(263,604)
Liberty Broadband Corp. (Class A Stock)*	1,200	(69,792)
Liberty Broadband Corp. (Class C Stock)*	1,000	(57,950)
Lions Gate Entertainment Corp.	20,600	(450,110)
News Corp. (Class A Stock)	24,680	(315,164)
News Corp. (Class B Stock)	4,577	(60,645)
Nexstar Broadcasting Group, Inc. (Class A Stock)	3,200	(141,664)
Omnicom Group, Inc.	4,890	(406,995)
Regal Entertainment Group (Class A Stock)	9,330	(197,236)
Scripps Networks Interactive, Inc. (Class A Stock)	7,045	(461,448)
Time Warner Cable, Inc.	400	(81,848)
Twenty-First Century Fox, Inc. (Class A Stock)	16,600	(462,808)
Twenty-First Century Fox, Inc. (Class B Stock)	29,793	(840,163)
Walt Disney Co. (The)	5,650	(561,102)

		(7,303,945)

Metals & Mining
Alcoa, Inc.	36,370	(348,425)
Allegheny Technologies, Inc.	18,000	(293,400)
Carpenter Technology Corp.	6,400	(219,072)
Commercial Metals Co.	2,700	(45,819)
Compass Minerals International, Inc.	4,590	(325,247)
Endeavour Mining Corp. (Monaco)*	8,803	(74,762)
Freeport-McMoRan, Inc.	16,080	(166,267)
Nucor Corp.	1,710	(80,883)
Royal Gold, Inc.	2,200	(112,838)
Silver Standard Resources, Inc. (Canada)*	52,630	(292,985)
Stillwater Mining Co.*	8,000	(85,200)
Tahoe Resources, Inc.	9,639	(96,631)

		(2,141,529)

Multiline Retail
Dollar Tree, Inc.*	7,900	(651,434)
Kohl’s Corp.	7,114	(331,584)
Target Corp.	2,270	(186,776)
Tuesday Morning Corp.*	13,400	(109,612)

		(1,279,406)

Multi-Utilities — (0.1)%
Alliant Energy Corp.	3,000	(222,840)
Ameren Corp.	2,700	(135,270)
Black Hills Corp.	1,200	(72,156)
Consolidated Edison, Inc.	4,480	(343,258)
Dominion Resources, Inc.	18,350	(1,378,452)
DTE Energy Co.	4,570	(414,316)
NorthWestern Corp.	4,700	(290,225)
WEC Energy Group, Inc.	9,100	(546,637)

		(3,403,154)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — (0.1)%
Amyris, Inc.*	3,142	$(3,488)
Anadarko Petroleum Corp.	1,390	(64,732)
Apache Corp.	2,100	(102,501)
Callon Petroleum Co.*	17,700	(156,645)
Carrizo Oil & Gas, Inc.*	12,800	(395,776)
Cimarex Energy Co.	6,000	(583,620)
Concho Resources, Inc.*	6,300	(636,552)
Devon Energy Corp.	3,380	(92,747)
Exxon Mobil Corp.	5,740	(479,807)
Matador Resources Co.*	4,700	(89,112)
Memorial Resource Development Corp.*	16,500	(167,970)
Newfield Exploration Co.*	8,300	(275,975)
Noble Energy, Inc.	2,310	(72,557)
Parsley Energy, Inc. (Class A Stock)*	19,000	(429,400)
PDC Energy, Inc.*	9,300	(552,885)
Pioneer Natural Resources Co.	3,700	(520,738)
Range Resources Corp.	3,260	(105,559)
Spectra Energy Corp.	19,900	(608,940)
Suncor Energy, Inc. (Canada)	1	(28)
Synergy Resources Corp.*	14,600	(113,442)
Whiting Petroleum Corp.*	13,200	(105,336)

		(5,557,810)

Paper & Forest Products
Louisiana-Pacific Corp.*	29,500	(505,040)

Personal Products
Coty, Inc. (Class A Stock)	4,920	(136,924)
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,300	(216,913)

		(353,837)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	4,300	(52,288)
ANI Pharmaceuticals, Inc.*	1,300	(43,758)
BioDelivery Sciences International, Inc.*	11,900	(38,437)
Johnson & Johnson	7,700	(833,140)
Merck & Co., Inc.	4,220	(223,280)
Mylan NV*	487	(22,572)
Nektar Therapeutics*	14,000	(192,500)
Pacira Pharmaceuticals, Inc.*	8,000	(423,840)
Pfizer, Inc.	3,413	(101,161)
Shire PLC (Ireland), ADR	329	(56,555)

		(1,987,531)

Professional Services — (0.1)%
Advisory Board Co. (The)*	9,700	(312,825)
Dun & Bradstreet Corp. (The)	2,600	(268,008)
FTI Consulting, Inc.*	1,100	(39,061)
Huron Consulting Group, Inc.*	3,000	(174,570)
IHS, Inc. (Class A Stock)*	588	(73,006)
Nielsen Holdings PLC	13,590	(715,649)
Verisk Analytics, Inc.*	7,500	(599,400)
WageWorks, Inc.*	1,700	(86,037)

		(2,268,556)

Real Estate Investment Trusts (REITs) — (0.2)%
American Homes 4 Rent (Class A Stock)	1	(16)
Apollo Commercial Real Estate Finance, Inc.	4,271	(69,617)
Crown Castle International Corp.	1,060	(91,690)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CyrusOne, Inc.	6,800	$(310,420)
DDR Corp.	19,500	(346,905)
Digital Realty Trust, Inc.	2,604	(230,428)
Education Realty Trust, Inc.	4,600	(191,360)
Equity One, Inc.	8,200	(235,012)
Federal Realty Investment Trust	4,980	(777,129)
Healthcare Realty Trust, Inc.	4,400	(135,916)
Healthcare Trust of America, Inc. (Class A Stock)	6,320	(185,934)
Host Hotels & Resorts, Inc.	11,350	(189,545)
Iron Mountain, Inc.	11,000	(373,010)
Kilroy Realty Corp.	6,400	(395,968)
Lexington Realty Trust	73,579	(632,779)
Macerich Co. (The)	3,200	(253,568)
National Retail Properties, Inc.	11,500	(531,300)
New Residential Investment Corp.	4,200	(48,846)
New York REIT, Inc.	10,900	(110,090)
Physicians Realty Trust	9,200	(170,936)
Potlatch Corp.	1,100	(34,650)
QTS Realty Trust, Inc. (Class A Stock)	2,800	(132,664)
Realty Income Corp.	9,600	(600,096)
Regency Centers Corp.	8,100	(606,285)
Retail Opportunity Investments Corp.	19,300	(388,316)
Sovran Self Storage, Inc.	1,000	(117,950)
STAG Industrial, Inc.	3,300	(67,188)
Ventas, Inc.	10,970	(690,671)
Washington Real Estate Investment Trust	4,000	(116,840)
Welltower, Inc.	4,130	(286,374)
Weyerhaeuser Co.	17,111	(530,099)

		(8,851,602)

Real Estate Management & Development
Howard Hughes Corp. (The)*	2,100	(222,369)

Road & Rail — (0.1)%
Canadian Pacific Railway Ltd. (Canada)	1,233	(163,815)
Genesee & Wyoming, Inc. (Class A Stock)*	7,200	(451,440)
Heartland Express, Inc.	41,035	(761,199)
Kansas City Southern	5,900	(504,155)
Knight Transportation, Inc.	17,779	(464,921)
Werner Enterprises, Inc.	8,591	(233,332)

		(2,578,862)

Semiconductors & Semiconductor Equipment — (0.2)%
Applied Materials, Inc.	11,020	(233,404)
Applied Micro Circuits Corp.*	27,100	(175,066)
Atmel Corp.	6,480	(52,618)
Cavium, Inc.*	7,900	(483,164)
Cypress Semiconductor Corp.	62,100	(537,786)
FormFactor, Inc.*	8,636	(62,784)
Inphi Corp.*	6,900	(230,046)
Intel Corp.	32,138	(1,039,664)
Lam Research Corp.	1,902	(157,105)
Lattice Semiconductor Corp.*	24,800	(140,864)
Linear Technology Corp.	6,895	(307,241)
M/A-COM Technology Solutions Holdings, Inc.*	6,700	(293,393)
Microchip Technology, Inc.	30,411	(1,465,810)
Micron Technology, Inc.*	25,990	(272,115)
Microsemi Corp.*	2,700	(103,437)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	4,708	$(167,746)
Qorvo, Inc.*	9,900	(499,059)
QUALCOMM, Inc.	7,610	(389,175)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	34,640	(907,568)
Ultratech, Inc.*	10,800	(235,872)
Veeco Instruments, Inc.*	14,100	(274,668)
Xilinx, Inc.	5,550	(263,237)

		(8,291,822)

Software — (0.1)%
Autodesk, Inc.*	9,100	(530,621)
FireEye, Inc.*	10,700	(192,493)
HubSpot, Inc.*	2,100	(91,602)
Interactive Intelligence Group, Inc.*	2,700	(98,334)
NetSuite, Inc.*	6,600	(452,034)
Oracle Corp.	10,030	(410,327)
Proofpoint, Inc.*	9,200	(494,776)
RingCentral, Inc. (Class A Stock)*	1,900	(29,925)
SAP SE (Germany), ADR	980	(78,812)
ServiceNow, Inc.*	9,900	(605,682)
Splunk, Inc.*	15,600	(763,308)
Tyler Technologies, Inc.*	800	(102,888)
Workday, Inc. (Class A Stock)*	10,000	(768,400)

		(4,619,202)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	3,800	(609,292)
AutoZone, Inc.*	590	(470,047)
Bed Bath & Beyond, Inc.*	12,860	(638,370)
CarMax, Inc.*	4,250	(217,175)
Children’s Place, Inc. (The)	4,600	(383,962)
DSW, Inc. (Class A Stock)	4,870	(134,607)
Five Below, Inc.*	2,400	(99,216)
Gap, Inc. (The)	4,740	(139,356)
L Brands, Inc.	3,800	(333,678)
Monro Muffler Brake, Inc.	7,200	(514,584)
Restoration Hardware Holdings, Inc.*	9,500	(398,050)
Select Comfort Corp.*	2,600	(50,414)
Signet Jewelers Ltd.	4,000	(496,120)
Stage Stores, Inc.	6,900	(55,614)
Tailored Brands, Inc.	7,100	(127,090)
Tiffany & Co.	7,500	(550,350)

		(5,217,925)

Technology Hardware, Storage & Peripherals
Diebold, Inc.	2,805	(81,093)
Electronics For Imaging, Inc.*	2,600	(110,214)
NetApp, Inc.	5,260	(143,545)
SanDisk Corp.	1,280	(97,382)
Seagate Technology PLC	6,770	(233,227)
Silicon Graphics International Corp.*	12,200	(86,864)
Western Digital Corp.	786	(37,131)

		(789,456)

Textiles, Apparel & Luxury Goods
Crocs, Inc.*	16,200	(155,844)
Deckers Outdoor Corp.*	4,000	(239,640)
Hanesbrands, Inc.	18,000	(510,120)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*	11,840	$(1,004,387)

		(1,909,991)

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	42,742	(679,598)
Northwest Bancshares, Inc.	5,100	(68,901)
PHH Corp.*	6,100	(76,494)

		(824,993)

Tobacco
Philip Morris International, Inc.	5,700	(559,227)
Vector Group Ltd.	12,075	(275,793)

		(835,020)

Trading Companies & Distributors
Fastenal Co.	4,560	(223,440)
MSC Industrial Direct Co., Inc. (Class A Stock)	7,200	(549,432)
WW Grainger, Inc.	3,800	(887,034)

		(1,659,906)

Water Utilities
Aqua America, Inc.	8,800	(280,016)

TOTAL COMMON STOCKS (proceeds received $165,915,976)		(166,902,571)

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT — (0.1)%
Federal National Mortgage Assoc. (proceeds received $2,240,938)
5.500% TBA	2,000	(2,242,785)

TOTAL SECURITIES SOLD SHORT (proceeds received $168,156,914)		(169,145,356)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro-dollar Time Deposit Options Futures,
expiring 06/13/16, Strike Price $99.00	55	(17,050)
expiring 06/18/16, Strike Price $99.25	33	(2,600)
5 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $121.00	53	(22,359)
expiring 05/20/16, Strike Price $121.00	71	(47,703)
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $129.50	26	(30,875)
expiring 04/22/16, Strike Price $130.00	2,300	(20,125)
expiring 04/22/16, Strike Price $130.00	100	(87,500)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 04/22/16, Strike Price $130.50			148	$(83,250)
expiring 04/22/16, Strike Price $131.00			30	(11,250)
expiring 05/20/16, Strike Price $130.00			18	(19,969)
expiring 05/20/16, Strike Price $131.00			100	(68,750)
expiring 05/20/16, Strike Price $132.00			65	(25,391)
20 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $167.00			39	(27,422)
expiring 05/20/16, Strike Price $167.00			64	(96,000)
expiring 05/20/16, Strike Price $171.00			3	(1,781)
Australian Dollar Futures,
expiring 06/03/16, Strike Price $77.00			6	(7,860)
expiring 06/03/16, Strike Price $78.00			4	(3,600)
British Pound Futures,
expiring 04/08/16, Strike Price $141.00			3	(7,125)
Canadian Dollar Futures,
expiring 04/08/16, Strike Price $76.00			6	(7,260)
expiring 05/06/16, Strike Price $77.00			8	(8,400)
expiring 05/06/16, Strike Price $78.00			8	(4,960)
expiring 06/03/16, Strike Price $78.00			9	(8,010)
Carmike Cinemas, Inc.,
expiring 09/16/16, Strike Price $30.00			1	(864)
CDX.O.IG.25.V1.5Y,
expiring 04/20/16, Strike Price $0.90	Barclays Capital Group		300	(448)
expiring 04/20/16, Strike Price $0.95	Barclays Capital Group		200	(605)
expiring 04/20/16, Strike Price $0.95	Morgan Stanley		400	(1,210)
Currency Option AUD vs USD,
expiring 04/04/16, @ FX Rate 0.74	Bank of America	AUD	700	(19,188)
expiring 04/04/16, @ FX Rate 0.74	Hong Kong & Shanghai Bank	AUD	400	(9,772)
expiring 04/21/16, @ FX Rate 0.75	Barclays Capital Group	AUD	700	(16,759)
expiring 04/22/16, @ FX Rate 0.75	Citigroup Global Markets	AUD	1,200	(26,380)
Currency Option EUR vs USD,
expiring 04/29/16, @ FX Rate 1.13	UBS AG	EUR	1,100	(22,044)
expiring 05/04/16, @ FX Rate 1.13	JPMorgan Chase	EUR	2,100	(15,210)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/05/16, @ FX Rate 1.14	Goldman Sachs & Co.	EUR	3,200	$(46,720)
Currency Option USD vs BRL,
expiring 06/10/16, @ FX Rate 3.85	Barclays Capital Group		6	(13,218)
Currency Option USD vs CAD,
expiring 04/01/16, @ FX Rate 1.37	Hong Kong & Shanghai Bank		800	—
expiring 04/01/16, @ FX Rate 1.37	Goldman Sachs & Co.		600	—
expiring 04/21/16, @ FX Rate 1.37	Citigroup Global Markets		1,300	(457)
Currency Option USD vs MXN,
expiring 04/01/16, @ FX Rate 18.15	Barclays Capital Group		12	—
expiring 04/08/16, @ FX Rate 18.60	Barclays Capital Group		15	(1,291)
expiring 04/14/16, @ FX Rate 18.30	Credit Suisse First Boston Corp.		1,000	(439)
expiring 04/20/16, @ FX Rate 18.20	Goldman Sachs & Co.		1,000	(1,155)
expiring 04/29/16, @ FX Rate 18.45	Goldman Sachs & Co.		1,100	(1,487)
expiring 05/05/16, @ FX Rate 18.25	Goldman Sachs & Co.		1,200	(3,477)
expiring 05/05/16, @ FX Rate 18.30	JPMorgan Chase		1,200	(3,168)
Currency Option USD vs RUB,
expiring 04/08/16, @ FX Rate 75.88	Citigroup Global Markets		15	(42)
expiring 12/08/16, @ FX Rate 87.00	Hong Kong & Shanghai Bank		800	(21,993)
Euro Bond Futures,
expiring 05/26/16, Strike Price $163.00		EUR	3,200	(50,250)
Euro Bund Futures,
expiring 04/22/16, Strike Price $164.50		EUR	3,700	(9,684)
expiring 04/22/16, Strike Price $165.00		EUR	4,600	(6,805)
Euro Futures,
expiring 04/08/16, Strike Price $1.11			875	(27,563)
expiring 05/06/16, Strike Price $1.13			625	(12,125)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.06	Deutsche Bank AG		400	—
Interest Rate Swap Options,
Pay a fixed rate of 2.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/19/16	Morgan Stanley		2,500	(18,977)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 2.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/25/16	Credit Suisse First Boston Corp.		2,400	$(18,973)
Pay a fixed rate of 0.45% and receive a floating rate based on 6 Month LIBOR, expiring 06/15/16	Citigroup Global Markets	EUR	2,100	(10,271)
Pay a fixed rate of 0.45% and receive a floating rate based on 6 Month LIBOR, expiring 06/15/16	Goldman Sachs & Co.	EUR	400	(1,956)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Credit Suisse First Boston Corp.		13,200	(33,451)
Pay a fixed rate of 1.45% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Bank of America		11,400	(25,927)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		2,900	(49,293)
iTraxx.O EU.25 5Y,
expiring 06/15/16, Strike Price $0.60	Barclays Capital Group	EUR	1,200	(1,174)

				(1,081,616)

Put Options
90 Day Sterling,
expiring 12/21/16, Strike Price $98.00		GBP	74,500	—
5 Year U.S. Treasury Notes Futures,
expiring 05/20/16, Strike Price $120.50			26	(7,109)
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $127.50			18	(563)
expiring 04/22/16, Strike Price $128.00			4	(189)
expiring 04/22/16, Strike Price $129.25			2,300	(3,953)
expiring 04/22/16, Strike Price $129.50			3,700	(7,516)
expiring 05/20/16, Strike Price $128.00			13	(2,439)
20 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $160.00			4	(1,063)
expiring 04/22/16, Strike Price $161.00			8	(3,375)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 05/20/16, Strike Price $160.00			17	$(14,344)
expiring 05/20/16, Strike Price $165.00			3	(7,922)
CDX.O.IG.25.V1.5Y,
expiring 04/20/16, Strike Price $0.90	Credit Suisse First Boston Corp.		100	(149)
expiring 04/20/16, Strike Price $1.50	Barclays Capital Group		100	(4)
expiring 04/20/16, Strike Price $1.50	Citigroup Global Markets		200	(7)
expiring 04/20/16, Strike Price $1.60	Bank of America		200	(4)
expiring 04/20/16, Strike Price $1.60	Barclays Capital Group		200	(4)
expiring 04/20/16, Strike Price $1.60	Citigroup Global Markets		300	(6)
expiring 05/18/16, Strike Price $1.70	Barclays Capital Group		300	(45)
expiring 05/18/16, Strike Price $1.70	Citigroup Global Markets		200	(30)
Currency Option EUR vs USD,
expiring 04/28/16, @ FX Rate 1.10	UBS AG Credit Suisse	EUR	3,100	(3,718)
expiring 05/03/16, @ FX Rate 1.10	First Boston Corp.	EUR	200	(305)
expiring 05/03/16, @ FX Rate 1.10	JPMorgan Chase	EUR	860	(1,312)
Currency Option USD vs CAD,
expiring 04/05/16, @ FX Rate 1.34	Morgan Stanley		1,200	(39,115)
Currency Option USD vs JPY,
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		1,600	(4,007)
expiring 09/08/16, @ FX Rate 97.00	Barclays Capital Group		2,300	(6,574)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		700	(9,318)
expiring 02/28/19, @ FX Rate 80.00	Bank of America		1,500	(20,274)
Currency Option USD vs MXN,
expiring 04/05/16, @ FX Rate 18.20	Goldman Sachs & Co.		1,600	(84,160)
expiring 04/14/16, @ FX Rate 18.20	Credit Suisse First Boston Corp.		900	(46,856)
Euro Bund Futures,
expiring 04/22/16, Strike Price $160.50		EUR	4,000	(4,552)
expiring 04/22/16, Strike Price $161.00		EUR	7,000	(11,151)
expiring 04/22/16, Strike Price $161.00		EUR	21	(3,345)
expiring 04/22/16, Strike Price $161.50		EUR	4,700	(11,231)
expiring 04/22/16, Strike Price $162.00		EUR	3,800	(12,972)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 05/26/16, Strike Price $161.00		EUR	1,900	$(10,378)
Euro Futures,
expiring 04/08/16, Strike Price $1.07			875	(44)
expiring 04/08/16, Strike Price $1.08			3,750	(189)
expiring 04/08/16, Strike Price $1.09			1,500	(75)
expiring 04/08/16, Strike Price $1.10			1,500	(150)
expiring 04/08/16, Strike Price $1.11			625	(156)
expiring 05/06/16, Strike Price $1.07			625	(219)
expiring 05/06/16, Strike Price $1.08			2,375	(1,425)
expiring 05/06/16, Strike Price $1.09			4,000	(4,000)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(352)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(91)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	600	(7,522)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		1,900	(19,501)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(463)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(108)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(65)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase		1,000	(12,583)
Interest Rate Swap Options,
Receive a fixed rate of 2.02% and pay a floating rate based on 3 Month LIBOR, expiring 04/11/16	JPMorgan Chase		2,300	(15)
Receive a fixed rate of 1.87% and pay a floating rate based on 3 Month LIBOR, expiring 04/18/16	Bank of America		5,100	(3,020)
Receive a fixed rate of 2.00% and pay a floating rate based on 3 Month LIBOR, expiring 04/25/16	Morgan Stanley		4,600	(1,161)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 0.95% and pay a floating rate based on 6 Month LIBOR, expiring 06/15/16	Citigroup Global Markets	EUR	2,100	$(3,197)
Receive a fixed rate of 0.95% and pay a floating rate based on 6 Month LIBOR, expiring 06/15/16	Goldman Sachs & Co.	EUR	400	(609)
Receive a fixed rate of 2.10% and pay a floating rate based on 3 Month LIBOR, expiring 06/23/16	Credit Suisse First Boston Corp.		13,200	(7,174)
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 06/24/16	Bank of America		11,400	(7,188)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		5,700	(15,762)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		2,600	(19,238)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		2,600	(19,238)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		3,300	(50,787)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		5,000	(59,227)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley		900	(14,484)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley		900	(14,970)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley		4,300	$(78,459)
iTraxx.O EU.24 5Y,
expiring 04/20/16, Strike Price $1.20	Barclays Capital Group	EUR	3,800	(52)
expiring 04/20/16, Strike Price $1.30	Goldman Sachs & Co.	EUR	3,200	(13)
iTraxx.O EU.25 5Y,
expiring 06/15/16, Strike Price $1.00	Barclays Capital Group	EUR	1,200	(2,136)
Japanese Yen Futures,
expiring 04/08/16, Strike Price $0.0086			5	(75)
expiring 05/06/16, Strike Price $0.0085			33	(3,250)
expiring 05/06/16, Strike Price $0.0087			6	(2,250)

				(667,238)

TOTAL OPTIONS WRITTEN (premiums received $2,115,438)				(1,748,854)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.7% (cost $4,981,349,621)				5,481,912,632
Other assets in excess of liabilities(z) — 0.3%				17,116,982

NET ASSETS — 100.0%				$5,499,029,614

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,448,066 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,950,394; cash collateral of $87,659,384 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,347,106. The aggregate value of $465,503 is approximately 0.00% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 1.375%-3.625%, maturity dates 4/30/20-8/15/43) with the aggregate value, including accrued interest, of $35,421,989. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)	The aggregate value of securities sold short is $169,145,356. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $306,649,723, exceeds the value of securities sold short as of March 31, 2016. Securities sold short are subject to contractual netting arrangements.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $140,686,270.
(v)	Includes an amount of $3,134,387 segregated as collateral for swap agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Financial futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
40	90 Day Euro Dollar	Jun. 2016	$9,875,188	$9,931,000	$55,812
9	90 Day Euro Dollar	Dec. 2016	2,233,350	2,231,438	(1,912)
87	90 Day Euro Dollar	Mar. 2017	21,489,200	21,560,775	71,575
33	90 Day Euro Dollar	Jun. 2017	8,135,763	8,174,100	38,337
56	90 Day Euro Euribor	Jun. 2016	15,957,716	15,970,460	12,744
53	2 Year U.S. Treasury Notes	Jun. 2016	11,593,750	11,593,750	—
46	5 Year Euro-Bobl	Jun. 2016	6,867,992	6,862,234	(5,758)
1,967	5 Year U.S. Treasury Notes	Jun. 2016	237,696,157	238,329,712	633,555
293	10 Year Euro-Bund	Jun. 2016	54,319,648	54,451,770	132,122
7	10 Year Mini Japanese Government Bonds	Jun. 2016	944,591	942,228	(2,363)
114	10 Year U.K. Gilt	Jun. 2016	19,908,166	19,847,586	(60,580)
1,456	10 Year U.S. Treasury Notes	Jun. 2016	189,688,653	189,848,750	160,097
283	20 Year U.S. Treasury Bonds	Jun. 2016	46,578,336	46,535,813	(42,523)
75	Amsterdam Index	Apr. 2016	7,519,218	7,505,035	(14,183)
10	ASX SPI 200 Index	Jun. 2016	970,929	970,833	(96)
13	Australian Dollar Currency	Jun. 2016	985,080	994,500	9,420
144	Bank Accept	Jun. 2016	27,519,134	27,470,876	(48,258)
40	Bank Accept	Sep. 2016	7,633,750	7,632,724	(1,026)
8	British Pound Currency	Jun. 2016	714,919	718,650	3,731
53	CAC40 10 Euro	Apr. 2016	2,661,667	2,643,637	(18,030)
108	Canadian Dollar Currency	Jun. 2016	8,175,580	8,323,560	147,980
28	DAX Index	Jun. 2016	7,938,953	7,965,316	26,363
53	Euro Currency	Jun. 2016	7,335,557	7,560,450	224,893
510	Euro STOXX 50 Index	Jun. 2016	17,335,181	17,009,479	(325,702)
42	Euro-BTP Italian Government Bond	Jun. 2016	6,635,371	6,720,497	85,126
12	FTSE/MIB Index	Jun. 2016	1,233,998	1,208,179	(25,819)
11	Hang Seng Index	Apr. 2016	1,472,036	1,475,227	3,191
25	IBEX 35 Index	Apr. 2016	2,530,649	2,472,065	(58,584)
70	Japanese Yen Currency	Jun. 2016	7,792,356	7,791,000	(1,356)
650	Mini MSCI EAFE Index	Jun. 2016	52,962,356	52,828,750	(133,606)
234	S&P 500 Index	Jun. 2016	117,806,800	120,012,750	2,205,950
4	S&P/TSX 60 Index	Jun. 2016	480,308	484,774	4,466
182	TOPIX Index	Jun. 2016	21,610,786	21,790,839	180,053

					3,255,619

Short Positions:
273	90 Day Euro Dollar	Sep. 2016	67,656,963	67,731,300	(74,337)
140	90 Day Euro Dollar	Dec. 2016	34,608,988	34,711,250	(102,262)
9	90 Day Euro Dollar	Dec. 2017	2,230,298	2,226,713	3,585
92	90 Day Euro Dollar	Mar. 2018	22,589,519	22,749,300	(159,781)
184	90 Day Euro Dollar	Jun. 2018	45,335,918	45,466,400	(130,482)
90	90 Day Euro Dollar	Sep. 2018	22,177,297	22,224,375	(47,078)
25	90 Day Euro Dollar	Dec. 2018	6,155,794	6,168,750	(12,956)
403	90 Day Sterling	Mar. 2018	71,541,378	71,764,804	(223,426)
217	90 Day Sterling	Jun. 2018	38,667,524	38,627,004	40,520
51	2 Year U.S. Treasury Notes	Jun. 2016	11,122,076	11,156,250	(34,174)
16	5 Year Euro-Bobl	Jun. 2016	2,386,955	2,386,864	91
40	10 Year Australian Treasury Bonds	Jun. 2016	30,243,917	30,300,625	(56,708)
103	10 Year Canadian Government Bonds	Jun. 2016	11,227,634	11,188,636	38,998
270	10 Year Euro-Bund	Jun. 2016	49,989,921	50,177,400	(187,479)
24	10 Year Japanese Bonds	Jun. 2016	32,204,451	32,264,427	(59,976)
170	10 Year U.K. Gilt	Jun. 2016	29,539,690	29,597,277	(57,587)
685	10 Year U.S. Treasury Notes	Jun. 2016	89,116,907	89,317,577	(200,670)
136	20 Year U.S. Treasury Bonds	Jun. 2016	22,494,446	22,363,501	130,945
65	30 Year Euro BUXL	Jun. 2016	12,429,035	12,465,834	(36,799)
43	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	7,399,188	7,418,844	(19,656)
22	DAX Index	Jun. 2016	6,239,346	6,258,463	(19,117)
6	Euro-BTP Italian Government Bond	Jun. 2016	945,597	960,071	(14,474)
90	FTSE 100 Index	Jun. 2016	7,844,267	7,901,790	(57,523)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Financial futures contracts outstanding at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
9	Hang Seng Index	Apr. 2016	$1,185,205	$1,207,004	$(21,799)
174	S&P 500 E-Mini Index	Jun. 2016	17,358,954	17,848,050	(489,096)
37	TOPIX Index	Jun. 2016	4,486,383	4,430,005	56,378

					(1,734,863)

					$1,520,756

Commodity futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
10	Brent Crude	Jun. 2016	$425,100	$403,300	$(21,800)
328	Brent Crude	Jul. 2016	13,612,900	13,372,560	(240,340)
57	Coffee ’C’	May 2016	2,541,162	2,724,244	183,082
149	Copper	May 2016	7,847,455	8,131,675	284,220
28	Copper	Dec. 2016	1,571,900	1,540,700	(31,200)
424	Corn	May 2016	7,739,675	7,451,800	(287,875)
32	Cotton No. 2	May 2016	938,712	935,040	(3,672)
89	Gasoline RBOB	May 2016	4,729,591	5,407,765	678,174
146	Gold 100 OZ	Jun. 2016	18,355,340	18,039,760	(315,580)
36	Hard Red Winter Wheat	May 2016	830,450	857,250	26,800
48	Lean Hogs	Jun. 2016	1,577,460	1,552,320	(25,140)
12	Lean Hogs	Oct. 2016	331,420	330,840	(580)
37	Live Cattle	Jun. 2016	1,880,299	1,835,570	(44,729)
8	Live Cattle	Dec. 2016	391,840	382,080	(9,760)
24	LME Copper	Jun. 2016	2,851,082	2,910,600	59,518
64	LME Nickel	May 2016	3,159,801	3,252,288	92,487
6	LME Nickel	Jun. 2016	303,386	305,370	1,984
26	LME Nickel	Dec. 2016	1,366,140	1,335,828	(30,312)
78	LME PRI Aluminum	May 2016	2,943,140	2,949,375	6,235
8	LME PRI Aluminum	Jun. 2016	313,080	303,300	(9,780)
28	LME PRI Aluminum	Dec. 2016	1,074,052	1,079,750	5,698
55	LME Zinc	May 2016	2,383,485	2,491,844	108,359
8	LME Zinc	Jun. 2016	348,000	362,950	14,950
40	LME Zinc	Dec. 2016	1,746,700	1,827,000	80,300
564	Natural Gas	May 2016	11,537,409	11,048,760	(488,649)
129	No. 2 Soft Red Winter Wheat	May 2016	2,996,675	3,054,075	57,400
100	NY Harbor ULSD	May 2016	4,526,721	4,979,100	452,379
94	Silver	May 2016	7,238,324	7,268,080	29,756
116	Soybean	May 2016	5,063,350	5,282,350	219,000
80	Soybean Meal	May 2016	2,131,930	2,162,400	30,470
126	Soybean Oil	May 2016	2,367,378	2,587,032	219,654
128	Sugar #11 (World)	May 2016	2,000,502	2,200,576	200,074
26	Sugar #11 (World)	Oct. 2016	416,186	454,563	38,377
18	Sugar #11 (World)	Mar. 2017	336,974	323,366	(13,608)
257	WTI Crude	May 2016	8,766,985	9,853,380	1,086,395

					2,352,287

Short Positions:
15	LME Copper	Jun. 2016	1,840,613	1,819,125	21,488
28	LME Nickel	May 2016	1,434,356	1,422,876	11,480
2	LME Nickel	Jun. 2016	112,110	101,790	10,320
7	LME PRI Aluminum	May 2016	263,665	264,687	(1,022)
5	LME PRI Aluminum	Dec. 2016	193,363	192,813	550
6	LME Zinc	May 2016	260,320	271,837	(11,517)
2	LME Zinc	Jun. 2016	93,653	90,738	2,915
3	LME Zinc	Dec. 2016	128,854	137,025	(8,171)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
4	Low Sulphur Gas Oil	May 2016	$151,300	$143,400	$7,900
1	NY Harbor ULSD	May 2016	50,543	49,791	752
18	WTI Crude	May 2016	699,120	690,120	9,000

					43,695

					$2,395,982

(1)	Cash of $3,666,354 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $16,033,358, $9,998,685 and $4,628,786 have been segregated with Goldman Sachs & Co., Credit Suisse First Boston Corp. and Morgan Stanley respectively to cover requirement for open contracts at March 31, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/16	UBS AG	AUD	6,615	$4,973,183	$5,069,784	$96,601
Expiring 05/13/16	Citigroup Global Markets	AUD	260	195,847	199,172	3,325
Expiring 06/15/16	Barclays Capital Group	AUD	6,311	4,686,721	4,820,634	133,913
Expiring 06/15/16	Barclays Capital Group	AUD	1,452	1,077,970	1,108,771	30,801
Expiring 06/15/16	Barclays Capital Group	AUD	216	164,890	165,295	405
Expiring 06/15/16	Morgan Stanley	AUD	10,811	7,721,472	8,257,692	536,220
Expiring 06/15/16	Morgan Stanley	AUD	6,710	4,792,527	5,125,345	332,818
Expiring 06/15/16	Morgan Stanley	AUD	6,594	4,748,347	5,036,173	287,826
Expiring 06/15/16	Morgan Stanley	AUD	6,304	4,710,164	4,815,178	105,014
Expiring 06/15/16	Morgan Stanley	AUD	4,437	3,253,093	3,389,159	136,066
Expiring 06/15/16	Morgan Stanley	AUD	4,129	3,080,204	3,153,576	73,372
Expiring 06/15/16	Morgan Stanley	AUD	3,642	2,771,961	2,781,403	9,442
Expiring 06/15/16	Morgan Stanley	AUD	2,816	2,132,941	2,151,140	18,199
Expiring 06/15/16	Morgan Stanley	AUD	2,651	2,032,829	2,024,774	(8,055)
Expiring 06/15/16	Morgan Stanley	AUD	2,627	1,989,811	2,006,627	16,816
Expiring 06/15/16	Morgan Stanley	AUD	2,268	1,694,378	1,732,154	37,776
Expiring 06/15/16	Morgan Stanley	AUD	1,685	1,213,223	1,286,764	73,541
Expiring 06/15/16	Morgan Stanley	AUD	1,275	950,927	973,579	22,652
Expiring 06/15/16	Morgan Stanley	AUD	1,168	895,349	891,801	(3,548)
Expiring 06/15/16	Morgan Stanley	AUD	1,077	819,512	822,303	2,791
Expiring 06/15/16	Morgan Stanley	AUD	884	669,639	675,353	5,714
Expiring 06/15/16	Morgan Stanley	AUD	762	558,430	581,787	23,357
Expiring 06/15/16	Morgan Stanley	AUD	756	572,891	577,732	4,841
Brazilian Real,
Expiring 04/01/16	Deutsche Bank AG	BRL	11,544	3,170,505	3,209,606	39,101
Expiring 04/04/16	Citigroup Global Markets	BRL	1,041	286,780	289,200	2,420
Expiring 04/04/16	Credit Suisse First Boston Corp.	BRL	11,544	3,142,455	3,206,949	64,494
Expiring 04/04/16	Goldman Sachs & Co.	BRL	3,341	835,023	928,051	93,028
Expiring 04/04/16	Goldman Sachs & Co.	BRL	402	107,000	111,550	4,550
Expiring 04/04/16	JPMorgan Chase	BRL	44,932	11,260,973	12,482,531	1,221,558
Expiring 04/04/16	JPMorgan Chase	BRL	6,036	1,695,910	1,676,724	(19,186)
Expiring 04/04/16	JPMorgan Chase	BRL	963	265,302	267,416	2,114
Expiring 04/04/16	Morgan Stanley	BRL	31,812	7,998,564	8,837,485	838,921
Expiring 04/04/16	Morgan Stanley	BRL	6,724	1,711,564	1,867,892	156,328
Expiring 04/04/16	Morgan Stanley	BRL	1,530	384,737	425,090	40,353
Expiring 04/12/16	Barclays Capital Group	BRL	1,505	360,450	417,075	56,625
Expiring 05/03/16	Hong Kong & Shanghai Bank	BRL	58,247	16,047,821	16,052,465	4,644
Expiring 05/13/16	Bank of America	BRL	5,743	1,565,773	1,578,087	12,314
Expiring 05/13/16	Bank of America	BRL	1,302	316,788	357,802	41,014
Expiring 05/13/16	Bank of America	BRL	1,180	287,524	324,275	36,751
Expiring 05/13/16	Bank of America	BRL	762	187,742	209,366	21,624
Expiring 10/04/16	Morgan Stanley	BRL	86,900	20,715,137	22,896,960	2,181,823

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/04/17	Deutsche Bank AG	BRL	7,500	$1,722,554	$1,928,962	$206,408
British Pound,
Expiring 04/04/16	Citigroup Global Markets	GBP	617	855,011	886,174	31,163
Expiring 04/04/16	Goldman Sachs & Co.	GBP	28,471	40,656,588	40,891,827	235,239
Expiring 04/04/16	Goldman Sachs & Co.	GBP	2,511	3,585,708	3,606,455	20,747
Expiring 04/04/16	Goldman Sachs & Co.	GBP	244	340,562	350,448	9,886
Expiring 04/04/16	JPMorgan Chase	GBP	244	347,142	350,448	3,306
Expiring 04/04/16	JPMorgan Chase	GBP	128	183,753	183,842	89
Expiring 04/12/16	Bank of America	GBP	4,339	6,290,791	6,232,098	(58,693)
Expiring 06/15/16	Barclays Capital Group	GBP	10,369	14,454,735	14,896,477	441,742
Expiring 06/15/16	Barclays Capital Group	GBP	4,505	6,423,229	6,471,661	48,432
Expiring 06/15/16	Barclays Capital Group	GBP	4,341	6,027,836	6,235,764	207,928
Expiring 06/15/16	Barclays Capital Group	GBP	3,482	4,966,406	5,002,457	36,051
Expiring 06/15/16	Barclays Capital Group	GBP	2,748	3,831,208	3,948,291	117,083
Expiring 06/15/16	Barclays Capital Group	GBP	1,716	2,404,097	2,464,554	60,457
Expiring 06/15/16	Barclays Capital Group	GBP	1,162	1,613,097	1,668,740	55,643
Expiring 06/15/16	Barclays Capital Group	GBP	933	1,330,474	1,340,132	9,658
Expiring 06/15/16	Barclays Capital Group	GBP	857	1,222,286	1,231,502	9,216
Expiring 06/15/16	Barclays Capital Group	GBP	429	601,652	616,782	15,130
Expiring 06/15/16	Morgan Stanley	GBP	4,613	6,433,503	6,627,355	193,852
Expiring 06/15/16	Morgan Stanley	GBP	4,554	6,596,406	6,542,457	(53,949)
Expiring 06/15/16	Morgan Stanley	GBP	3,347	4,721,950	4,807,920	85,970
Expiring 06/15/16	Morgan Stanley	GBP	1,339	1,940,110	1,924,243	(15,867)
Expiring 06/15/16	Morgan Stanley	GBP	778	1,097,860	1,117,848	19,988
Canadian Dollar,
Expiring 04/04/16	Citigroup Global Markets	CAD	8,629	6,549,252	6,644,117	94,865
Expiring 04/04/16	Citigroup Global Markets	CAD	719	538,504	553,612	15,108
Expiring 04/04/16	Goldman Sachs & Co.	CAD	1,277	944,245	983,258	39,013
Expiring 04/04/16	JPMorgan Chase	CAD	3,935	2,903,042	3,029,853	126,811
Expiring 04/04/16	JPMorgan Chase	CAD	2,136	1,579,796	1,644,668	64,872
Expiring 04/12/16	Citigroup Global Markets	CAD	8,890	6,400,597	6,845,157	444,560
Expiring 05/13/16	Bank of America	CAD	1,893	1,366,041	1,457,667	91,626
Expiring 06/15/16	Barclays Capital Group	CAD	13,820	10,310,856	10,641,533	330,677
Expiring 06/15/16	Barclays Capital Group	CAD	11,117	8,406,185	8,560,462	154,277
Expiring 06/15/16	Barclays Capital Group	CAD	8,766	6,659,721	6,749,792	90,071
Expiring 06/15/16	Barclays Capital Group	CAD	5,793	4,471,849	4,460,638	(11,211)
Expiring 06/15/16	Barclays Capital Group	CAD	5,400	4,049,027	4,157,843	108,816
Expiring 06/15/16	Barclays Capital Group	CAD	5,198	3,901,238	4,002,189	100,951
Expiring 06/15/16	Barclays Capital Group	CAD	3,935	2,935,532	3,029,677	94,145
Expiring 06/15/16	Barclays Capital Group	CAD	3,711	2,806,039	2,857,538	51,499
Expiring 06/15/16	Barclays Capital Group	CAD	3,621	2,693,925	2,788,028	94,103
Expiring 06/15/16	Barclays Capital Group	CAD	2,617	1,988,128	2,015,017	26,889
Expiring 06/15/16	Barclays Capital Group	CAD	1,699	1,311,572	1,308,284	(3,288)
Expiring 06/15/16	Barclays Capital Group	CAD	1,258	944,212	968,645	24,433
Expiring 06/15/16	Barclays Capital Group	CAD	1,061	795,579	816,960	21,381
Expiring 06/15/16	Barclays Capital Group	CAD	640	475,807	492,428	16,621
Expiring 06/15/16	Morgan Stanley	CAD	22,730	17,121,335	17,502,428	381,093
Expiring 06/15/16	Morgan Stanley	CAD	14,106	10,395,059	10,861,750	466,691
Expiring 06/15/16	Morgan Stanley	CAD	9,490	7,105,899	7,307,778	201,879
Expiring 06/15/16	Morgan Stanley	CAD	8,772	6,464,296	6,754,514	290,218
Expiring 06/15/16	Morgan Stanley	CAD	8,534	6,386,827	6,571,032	184,205
Expiring 06/15/16	Morgan Stanley	CAD	8,258	6,312,057	6,359,060	47,003
Expiring 06/15/16	Morgan Stanley	CAD	6,349	4,782,724	4,889,180	106,456
Expiring 06/15/16	Morgan Stanley	CAD	5,322	4,085,875	4,097,867	11,992
Expiring 06/15/16	Morgan Stanley	CAD	2,598	1,925,391	2,000,286	74,895
Expiring 06/15/16	Morgan Stanley	CAD	2,485	1,860,975	1,913,845	52,870
Expiring 06/15/16	Morgan Stanley	CAD	2,457	1,877,766	1,891,749	13,983
Expiring 06/15/16	Morgan Stanley	CAD	1,398	1,073,190	1,076,340	3,150
Expiring 06/15/16	Morgan Stanley	CAD	862	644,942	663,543	18,601

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/15/16	Morgan Stanley	CAD	670	$496,795	$516,120	$19,325
Expiring 06/15/16	Morgan Stanley	CAD	53	40,835	40,688	(147)
Expiring 06/15/16	UBS AG	CAD	800	597,420	616,017	18,597
Chinese Renminbi,
Expiring 04/12/16	Bank of America	CNH	9,280	1,435,866	1,434,889	(977)
Expiring 04/12/16	Barclays Capital Group	CNH	13,815	2,138,488	2,136,041	(2,447)
Expiring 04/12/16	Barclays Capital Group	CNH	3,236	495,939	500,356	4,417
Expiring 04/12/16	Citigroup Global Markets	CNH	5,358	821,212	828,462	7,250
Expiring 04/12/16	Citigroup Global Markets	CNH	4,173	644,429	645,236	807
Expiring 04/12/16	Citigroup Global Markets	CNH	3,931	607,057	607,817	760
Chinese Yuan,
Expiring 04/12/16	Barclays Capital Group	CNY	8,380	1,269,120	1,295,048	25,928
Expiring 04/12/16	Barclays Capital Group	CNY	1,470	223,812	227,174	3,362
Expiring 04/12/16	Citigroup Global Markets	CNY	2,630	400,213	406,441	6,228
Expiring 04/12/16	Citigroup Global Markets	CNY	1,930	291,321	298,263	6,942
Colombian Peso,
Expiring 04/12/16	Citigroup Global Markets	COP	4,386,582	1,288,451	1,461,460	173,009
Expiring 04/12/16	Citigroup Global Markets	COP	2,082,890	613,904	693,948	80,044
Expiring 07/14/16	Citigroup Global Markets	COP	1,622,633	534,904	533,642	(1,262)
Euro,
Expiring 04/04/16	Citigroup Global Markets	EUR	3,097	3,467,655	3,524,501	56,846
Expiring 04/04/16	Citigroup Global Markets	EUR	2,323	2,620,254	2,643,660	23,406
Expiring 04/04/16	Citigroup Global Markets	EUR	2,080	2,270,883	2,367,117	96,234
Expiring 04/04/16	Citigroup Global Markets	EUR	280	316,005	318,651	2,646
Expiring 04/04/16	Hong Kong & Shanghai Bank	EUR	1,800	1,984,567	2,048,467	63,900
Expiring 04/04/16	JPMorgan Chase	EUR	1,010	1,132,809	1,149,418	16,609
Expiring 04/04/16	UBS AG	EUR	76,608	85,785,210	87,182,308	1,397,098
Expiring 04/04/16	UBS AG	EUR	2,280	2,556,749	2,594,725	37,976
Expiring 04/05/16	Credit Suisse First Boston Corp.	EUR	3	2,864	2,987	123
Expiring 04/12/16	Bank of America	EUR	137	149,370	156,061	6,691
Expiring 04/12/16	Barclays Capital Group	EUR	2,020	2,288,311	2,299,380	11,069
Expiring 04/12/16	Barclays Capital Group	EUR	570	645,736	648,835	3,099
Expiring 04/12/16	Barclays Capital Group	EUR	280	317,530	318,725	1,195
Expiring 05/03/16	Citigroup Global Markets	EUR	3,361	3,827,518	3,828,270	752
Expiring 05/03/16	Citigroup Global Markets	EUR	178	201,664	202,747	1,083
Expiring 05/13/16	Bank of America	EUR	1,150	1,279,474	1,310,317	30,843
Expiring 05/13/16	Bank of America	EUR	570	625,837	649,461	23,624
Expiring 05/13/16	Bank of America	EUR	544	605,455	619,837	14,382
Expiring 05/13/16	Citigroup Global Markets	EUR	732	830,931	834,045	3,114
Expiring 05/13/16	Citigroup Global Markets	EUR	208	226,390	236,996	10,606
Expiring 05/13/16	Citigroup Global Markets	EUR	105	114,390	119,638	5,248
Expiring 05/13/16	Goldman Sachs & Co.	EUR	108	118,042	123,055	5,013
Expiring 05/13/16	Hong Kong & Shanghai Bank	EUR	561	611,426	639,207	27,781
Expiring 05/13/16	Hong Kong & Shanghai Bank	EUR	331	370,780	377,144	6,364
Expiring 06/15/16	Barclays Capital Group	EUR	60,721	67,156,778	69,261,089	2,104,311
Expiring 06/15/16	Barclays Capital Group	EUR	32,918	36,407,308	37,548,106	1,140,798
Expiring 06/15/16	Barclays Capital Group	EUR	8,303	9,047,270	9,470,916	423,646
Expiring 06/15/16	Barclays Capital Group	EUR	3,958	4,321,326	4,515,098	193,772
Expiring 06/15/16	Barclays Capital Group	EUR	1,937	2,111,041	2,209,892	98,851
Expiring 06/15/16	Barclays Capital Group	EUR	1,601	1,745,216	1,825,856	80,640
Expiring 06/15/16	Barclays Capital Group	EUR	1,088	1,187,275	1,240,513	53,238
Expiring 06/15/16	Barclays Capital Group	EUR	315	342,845	358,687	15,842
Expiring 06/15/16	Barclays Capital Group	EUR	114	129,486	130,194	708
Expiring 06/15/16	Citigroup Global Markets	EUR	46	51,919	52,795	876
Expiring 06/15/16	Citigroup Global Markets	EUR	35	39,687	40,106	419
Expiring 06/15/16	Citigroup Global Markets	EUR	23	25,356	25,983	627
Expiring 06/15/16	Citigroup Global Markets	EUR	10	10,764	11,024	260
Expiring 06/15/16	Citigroup Global Markets	EUR	9	9,880	10,015	135
Expiring 06/15/16	Citigroup Global Markets	EUR	8	9,279	9,452	173

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	EUR	4	$4,490	$4,576	$86
Expiring 06/15/16	Citigroup Global Markets	EUR	4	3,949	4,059	110
Expiring 06/15/16	Citigroup Global Markets	EUR	2	2,769	2,786	17
Expiring 06/15/16	Morgan Stanley	EUR	6,251	6,808,957	7,130,465	321,508
Expiring 06/15/16	Morgan Stanley	EUR	1,625	1,769,509	1,853,062	83,553
Expiring 06/15/16	Morgan Stanley	EUR	1,227	1,347,115	1,399,320	52,205
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	3,028	108
Indian Rupee,
Expiring 04/12/16	Bank of America	INR	300,671	4,436,971	4,529,991	93,020
Expiring 04/12/16	Bank of America	INR	30,601	461,414	461,042	(372)
Expiring 04/12/16	Barclays Capital Group	INR	84,270	1,263,987	1,269,633	5,646
Expiring 04/12/16	Barclays Capital Group	INR	83,338	1,220,000	1,255,594	35,594
Expiring 04/12/16	Barclays Capital Group	INR	1,681	25,370	25,327	(43)
Expiring 04/15/16	Citigroup Global Markets	INR	108,000	1,593,390	1,626,230	32,840
Expiring 04/15/16	Citigroup Global Markets	INR	7,245	105,991	109,093	3,102
Expiring 05/24/16	Citigroup Global Markets	INR	132,490	1,943,811	1,980,243	36,432
Expiring 05/24/16	Citigroup Global Markets	INR	10,377	152,239	155,092	2,853
Expiring 07/15/16	Citigroup Global Markets	INR	105,130	1,542,224	1,557,208	14,984
Indonesian Rupiah,
Expiring 04/12/16	Citigroup Global Markets	IDR	19,604,500	1,379,627	1,475,709	96,082
Expiring 06/15/16	Bank of America	IDR	20,384,234	1,539,362	1,518,096	(21,266)
Japanese Yen,
Expiring 04/04/16	BNP Paribas	JPY	208,905	1,853,995	1,856,418	2,423
Expiring 04/04/16	Citigroup Global Markets	JPY	314,000	2,789,353	2,790,337	984
Expiring 04/04/16	Citigroup Global Markets	JPY	16,656	147,701	148,015	314
Expiring 04/04/16	Goldman Sachs & Co.	JPY	57,400	511,679	510,080	(1,599)
Expiring 04/04/16	Hong Kong & Shanghai Bank	JPY	1,606,844	14,276,710	14,279,093	2,383
Expiring 04/04/16	Hong Kong & Shanghai Bank	JPY	40,560	360,373	360,433	60
Expiring 04/04/16	JPMorgan Chase	JPY	53,600	481,811	476,312	(5,499)
Expiring 04/04/16	Standard Chartered PLC	JPY	79,600	713,259	707,360	(5,899)
Expiring 04/04/16	UBS AG	JPY	63,500	563,252	564,287	1,035
Expiring 04/12/16	Bank of America	JPY	146,460	1,249,009	1,301,825	52,816
Expiring 05/02/16	Goldman Sachs & Co.	JPY	522,905	4,662,550	4,650,692	(11,858)
Expiring 05/02/16	JPMorgan Chase	JPY	216,400	1,929,716	1,924,651	(5,065)
Expiring 05/02/16	Standard Chartered PLC	JPY	364,500	3,242,190	3,241,846	(344)
Expiring 05/13/16	Bank of America	JPY	17,000	149,765	151,240	1,475
Expiring 05/13/16	Bank of America	JPY	8,000	70,523	71,171	648
Expiring 05/13/16	Citigroup Global Markets	JPY	43,933	384,100	390,850	6,750
Expiring 06/15/16	Barclays Capital Group	JPY	1,180,917	10,498,140	10,516,900	18,760
Expiring 06/15/16	Barclays Capital Group	JPY	549,596	4,846,179	4,894,541	48,362
Expiring 06/15/16	Barclays Capital Group	JPY	439,162	3,884,155	3,911,048	26,893
Expiring 06/15/16	Barclays Capital Group	JPY	299,925	2,661,667	2,671,041	9,374
Expiring 06/15/16	Barclays Capital Group	JPY	80,172	711,483	713,989	2,506
Expiring 06/15/16	Barclays Capital Group	JPY	28,081	248,359	250,079	1,720
Expiring 06/15/16	Morgan Stanley	JPY	3,650,678	32,657,852	32,511,872	(145,980)
Expiring 06/15/16	Morgan Stanley	JPY	294,007	2,591,910	2,618,336	26,426
Expiring 06/15/16	Morgan Stanley	JPY	273,477	2,431,203	2,435,502	4,299
Expiring 06/15/16	Morgan Stanley	JPY	255,129	2,277,358	2,272,105	(5,253)
Expiring 06/15/16	Morgan Stanley	JPY	209,637	1,869,411	1,866,963	(2,448)
Expiring 06/15/16	Morgan Stanley	JPY	136,950	1,209,068	1,219,637	10,569
Expiring 06/15/16	Morgan Stanley	JPY	127,086	1,134,407	1,131,790	(2,617)
Expiring 06/15/16	Morgan Stanley	JPY	124,664	1,099,015	1,110,220	11,205
Expiring 06/15/16	Morgan Stanley	JPY	87,896	774,218	782,776	8,558
Expiring 06/15/16	Morgan Stanley	JPY	73,639	654,651	655,808	1,157
Expiring 06/15/16	Morgan Stanley	JPY	62,502	557,355	556,625	(730)
Malaysian Ringgit,
Expiring 04/12/16	Bank of America	MYR	1,877	452,071	480,636	28,565
Expiring 04/12/16	Citigroup Global Markets	MYR	223	53,311	57,103	3,792
Expiring 05/24/16	Barclays Capital Group	MYR	998	238,000	254,766	16,766

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 05/24/16	Citigroup Global Markets	MYR	2,333	$542,000	$595,395	$53,395
Expiring 05/24/16	Citigroup Global Markets	MYR	874	210,000	222,891	12,891
Expiring 05/24/16	Deutsche Bank AG	MYR	2,318	536,000	591,402	55,402
Expiring 05/24/16	Goldman Sachs & Co.	MYR	3,956	927,000	1,009,452	82,452
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	304	71,000	77,505	6,505
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	292	69,000	74,565	5,565
Expiring 05/24/16	JPMorgan Chase	MYR	1,698	406,000	433,150	27,150
Expiring 05/24/16	JPMorgan Chase	MYR	964	235,000	245,978	10,978
Expiring 05/24/16	JPMorgan Chase	MYR	863	202,000	220,199	18,199
Expiring 05/24/16	Standard Chartered PLC	MYR	3,506	789,992	894,628	104,636
Expiring 05/24/16	Standard Chartered PLC	MYR	2,801	654,000	714,757	60,757
Expiring 05/24/16	Standard Chartered PLC	MYR	1,448	339,000	369,542	30,542
Expiring 05/24/16	Standard Chartered PLC	MYR	1,320	309,000	336,760	27,760
Expiring 05/24/16	Standard Chartered PLC	MYR	334	77,000	85,136	8,136
Expiring 05/24/16	Standard Chartered PLC	MYR	17	4,000	4,254	254
Expiring 05/24/16	UBS AG	MYR	4,895	1,138,000	1,249,092	111,092
Expiring 05/24/16	UBS AG	MYR	1,446	340,000	368,983	28,983
Expiring 05/24/16	UBS AG	MYR	867	208,000	221,326	13,326
Mexican Peso,
Expiring 04/12/16	Barclays Capital Group	MXN	21,472	1,236,902	1,241,428	4,526
Expiring 04/12/16	Barclays Capital Group	MXN	10,877	611,893	628,845	16,952
Expiring 04/12/16	Citigroup Global Markets	MXN	27,850	1,474,598	1,610,179	135,581
Expiring 04/12/16	Citigroup Global Markets	MXN	12,488	681,470	722,008	40,538
Expiring 05/13/16	Barclays Capital Group	MXN	3,253	179,915	187,532	7,617
Expiring 05/20/16	JPMorgan Chase	MXN	32,757	1,836,968	1,887,098	50,130
Expiring 05/20/16	JPMorgan Chase	MXN	26,533	1,488,903	1,528,539	39,636
Expiring 05/20/16	JPMorgan Chase	MXN	20,940	1,163,657	1,206,333	42,676
New Taiwanese Dollar,
Expiring 05/24/16	Bank of America	TWD	3,714	111,000	115,448	4,448
Expiring 05/24/16	Barclays Capital Group	TWD	24,327	721,000	756,281	35,281
Expiring 05/24/16	Citigroup Global Markets	TWD	6,819	203,000	211,987	8,987
Expiring 05/24/16	Credit Suisse First Boston Corp.	TWD	3,282	99,000	102,029	3,029
Expiring 05/24/16	Goldman Sachs & Co.	TWD	19,283	577,000	599,494	22,494
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	3,306	98,000	102,765	4,765
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	434	13,000	13,503	503
Expiring 05/24/16	JPMorgan Chase	TWD	6,903	206,000	214,607	8,607
Expiring 05/24/16	JPMorgan Chase	TWD	5,579	167,000	173,433	6,433
Expiring 05/24/16	JPMorgan Chase	TWD	4,217	127,626	131,094	3,468
Expiring 05/24/16	JPMorgan Chase	TWD	3,236	96,000	100,593	4,593
Expiring 05/24/16	Standard Chartered PLC	TWD	8,838	264,458	274,768	10,310
Expiring 05/24/16	Standard Chartered PLC	TWD	1,405	42,000	43,690	1,690
New Zealand Dollar,
Expiring 04/04/16	Standard Chartered PLC	NZD	21	13,846	14,512	666
Expiring 06/15/16	Barclays Capital Group	NZD	7,537	5,112,557	5,188,405	75,848
Expiring 06/15/16	Barclays Capital Group	NZD	6,962	4,609,549	4,792,720	183,171
Expiring 06/15/16	Barclays Capital Group	NZD	2,330	1,565,297	1,604,226	38,929
Expiring 06/15/16	Barclays Capital Group	NZD	2,018	1,368,805	1,389,112	20,307
Expiring 06/15/16	Barclays Capital Group	NZD	1,848	1,223,366	1,271,979	48,613
Expiring 06/15/16	Morgan Stanley	NZD	158,673	103,881,711	109,236,298	5,354,587
Expiring 06/15/16	Morgan Stanley	NZD	83,607	55,402,566	57,558,039	2,155,473
Expiring 06/15/16	Morgan Stanley	NZD	17,070	11,278,076	11,751,774	473,698
Expiring 06/15/16	Morgan Stanley	NZD	8,893	5,977,769	6,122,172	144,403
Expiring 06/15/16	Morgan Stanley	NZD	7,665	5,040,848	5,276,885	236,037
Expiring 06/15/16	Morgan Stanley	NZD	5,897	3,945,891	4,059,799	113,908
Expiring 06/15/16	Morgan Stanley	NZD	5,016	3,377,958	3,452,993	75,035
Expiring 06/15/16	Morgan Stanley	NZD	4,675	3,089,000	3,218,743	129,743
Expiring 06/15/16	Morgan Stanley	NZD	2,397	1,597,452	1,650,154	52,702
Expiring 06/15/16	Morgan Stanley	NZD	1,988	1,307,438	1,368,659	61,221
Expiring 06/15/16	Morgan Stanley	NZD	1,475	993,268	1,015,332	22,064

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 06/15/16	Morgan Stanley	NZD	1,295	$866,478	$891,491	$25,013
Expiring 06/15/16	Morgan Stanley	NZD	767	515,413	527,864	12,451
Norwegian Krone,
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	406,761	308,253	(98,508)
Expiring 05/13/16	Citigroup Global Markets	NOK	8,577	997,764	1,036,313	38,549
Expiring 06/15/16	Barclays Capital Group	NOK	792,170	92,232,871	95,696,554	3,463,683
Expiring 06/15/16	Barclays Capital Group	NOK	455,159	52,994,511	54,984,650	1,990,139
Expiring 06/15/16	Barclays Capital Group	NOK	42,450	4,909,307	5,128,142	218,835
Expiring 06/15/16	Barclays Capital Group	NOK	28,877	3,336,116	3,488,427	152,311
Expiring 06/15/16	Barclays Capital Group	NOK	22,913	2,673,253	2,767,930	94,677
Expiring 06/15/16	Barclays Capital Group	NOK	11,448	1,383,147	1,382,981	(166)
Expiring 06/15/16	Barclays Capital Group	NOK	11,067	1,279,883	1,336,935	57,052
Expiring 06/15/16	Barclays Capital Group	NOK	8,002	924,486	966,694	42,208
Expiring 06/15/16	Barclays Capital Group	NOK	5,526	644,690	667,523	22,833
Expiring 06/15/16	Barclays Capital Group	NOK	1,127	136,109	136,093	(16)
Expiring 06/15/16	Morgan Stanley	NOK	32,116	3,821,413	3,879,669	58,256
Expiring 06/15/16	Morgan Stanley	NOK	22,174	2,545,229	2,678,735	133,506
Expiring 06/15/16	Morgan Stanley	NOK	9,438	1,106,668	1,140,121	33,453
Expiring 06/15/16	Morgan Stanley	NOK	7,365	876,304	889,663	13,359
Expiring 06/15/16	Morgan Stanley	NOK	6,746	808,496	814,931	6,435
Expiring 06/15/16	Morgan Stanley	NOK	5,526	634,294	667,565	33,271
Peruvian Nuevo Sol,
Expiring 04/12/16	Barclays Capital Group	PEN	2,344	669,591	705,066	35,475
Expiring 04/12/16	Citigroup Global Markets	PEN	939	269,828	282,500	12,672
Polish Zloty,
Expiring 05/12/16	Goldman Sachs & Co.	PLN	922	227,916	247,032	19,116
Expiring 05/13/16	Bank of America	PLN	2,238	565,650	599,278	33,628
Russian Ruble,
Expiring 04/12/16	Bank of America	RUB	48,014	615,016	712,083	97,067
Expiring 04/12/16	Bank of America	RUB	30,704	393,288	455,360	62,072
Expiring 05/18/16	JPMorgan Chase	RUB	132,746	1,721,911	1,949,390	227,479
Expiring 07/14/16	Citigroup Global Markets	RUB	69,237	1,006,210	1,002,580	(3,630)
Singapore Dollar,
Expiring 04/12/16	Bank of America	SGD	273	202,763	202,534	(229)
Expiring 05/13/16	Citigroup Global Markets	SGD	1,500	1,077,586	1,112,650	35,064
Expiring 06/15/16	Barclays Capital Group	SGD	26,785	18,973,011	19,862,888	889,877
Expiring 06/15/16	Barclays Capital Group	SGD	7,278	5,381,150	5,396,744	15,594
Expiring 06/15/16	Barclays Capital Group	SGD	4,529	3,225,942	3,358,156	132,214
Expiring 06/15/16	Barclays Capital Group	SGD	1,471	1,087,428	1,090,579	3,151
Expiring 06/15/16	Barclays Capital Group	SGD	1,146	816,218	849,670	33,452
Expiring 06/15/16	Morgan Stanley	SGD	8,988	6,367,448	6,665,387	297,939
Expiring 06/15/16	Morgan Stanley	SGD	6,156	4,489,762	4,564,843	75,081
Expiring 06/15/16	Morgan Stanley	SGD	5,929	4,201,479	4,396,980	195,501
Expiring 06/15/16	Morgan Stanley	SGD	5,210	3,767,429	3,863,851	96,422
Expiring 06/15/16	Morgan Stanley	SGD	4,719	3,421,486	3,499,331	77,845
Expiring 06/15/16	Morgan Stanley	SGD	4,202	3,032,021	3,115,981	83,960
Expiring 06/15/16	Morgan Stanley	SGD	4,150	3,009,118	3,077,411	68,293
Expiring 06/15/16	Morgan Stanley	SGD	2,287	1,679,768	1,695,853	16,085
Expiring 06/15/16	Morgan Stanley	SGD	1,980	1,444,403	1,468,557	24,154
Expiring 06/15/16	Morgan Stanley	SGD	1,609	1,166,896	1,193,379	26,483
Expiring 06/15/16	Morgan Stanley	SGD	1,597	1,131,483	1,184,133	52,650
Expiring 06/15/16	Morgan Stanley	SGD	1,435	1,040,635	1,064,311	23,676
Expiring 06/15/16	Morgan Stanley	SGD	1,117	807,403	828,067	20,664
Expiring 06/15/16	Morgan Stanley	SGD	1,112	818,977	824,260	5,283
Expiring 06/15/16	Morgan Stanley	SGD	963	694,946	714,190	19,244
Expiring 06/15/16	Morgan Stanley	SGD	657	482,545	487,166	4,621
South African Rand,
Expiring 04/12/16	Citigroup Global Markets	ZAR	45,924	2,746,390	3,103,241	356,851

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/12/16	Standard Chartered PLC	ZAR	1,288	$86,638	$86,520	$(118)
South Korean Won,
Expiring 04/12/16	Bank of America	KRW	753,006	610,612	658,246	47,634
Expiring 04/12/16	Barclays Capital Group	KRW	1,894,785	1,528,916	1,656,339	127,423
Expiring 04/12/16	Barclays Capital Group	KRW	1,548,629	1,304,878	1,353,744	48,866
Expiring 04/12/16	Citigroup Global Markets	KRW	1,496,780	1,308,145	1,308,419	274
Expiring 05/24/16	Bank of America	KRW	629,271	522,000	549,438	27,438
Expiring 05/24/16	Citigroup Global Markets	KRW	1,003,808	832,000	876,459	44,459
Expiring 05/24/16	Citigroup Global Markets	KRW	125,424	104,000	109,512	5,512
Expiring 05/24/16	Citigroup Global Markets	KRW	1,207	1,000	1,053	53
Expiring 05/24/16	Credit Suisse First Boston Corp.	KRW	37,398	31,000	32,654	1,654
Expiring 05/24/16	Goldman Sachs & Co.	KRW	1,206	1,000	1,053	53
Expiring 05/24/16	Hong Kong & Shanghai Bank	KRW	560,139	465,000	489,076	24,076
Expiring 05/24/16	Hong Kong & Shanghai Bank	KRW	192,000	160,000	167,642	7,642
Expiring 05/24/16	Hong Kong & Shanghai Bank	KRW	114,789	95,000	100,226	5,226
Expiring 05/24/16	JPMorgan Chase	KRW	880,066	734,000	768,415	34,415
Expiring 05/24/16	JPMorgan Chase	KRW	217,906	181,000	190,261	9,261
Expiring 07/14/16	Bank of America	KRW	— (r)	—	—	—
Swedish Krona,
Expiring 06/15/16	Barclays Capital Group	SEK	55,654	6,505,919	6,874,899	368,980
Expiring 06/15/16	Barclays Capital Group	SEK	31,431	3,664,901	3,882,651	217,750
Expiring 06/15/16	Barclays Capital Group	SEK	27,057	3,321,809	3,342,335	20,526
Expiring 06/15/16	Barclays Capital Group	SEK	19,743	2,317,725	2,438,861	121,136
Expiring 06/15/16	Barclays Capital Group	SEK	14,950	1,767,839	1,846,742	78,903
Expiring 06/15/16	Barclays Capital Group	SEK	12,563	1,468,584	1,551,874	83,290
Expiring 06/15/16	Barclays Capital Group	SEK	12,534	1,538,833	1,548,342	9,509
Expiring 06/15/16	Barclays Capital Group	SEK	8,249	961,875	1,019,025	57,150
Expiring 06/15/16	Barclays Capital Group	SEK	5,098	598,473	629,752	31,279
Expiring 06/15/16	Barclays Capital Group	SEK	1,421	167,993	175,491	7,498
Expiring 06/15/16	Morgan Stanley	SEK	140,723	16,417,525	17,383,429	965,904
Expiring 06/15/16	Morgan Stanley	SEK	137,059	15,989,977	16,930,727	940,750
Expiring 06/15/16	Morgan Stanley	SEK	37,312	4,591,162	4,609,070	17,908
Expiring 06/15/16	Morgan Stanley	SEK	21,277	2,597,917	2,628,324	30,407
Expiring 06/15/16	Morgan Stanley	SEK	13,885	1,667,893	1,715,253	47,360
Expiring 06/15/16	Morgan Stanley	SEK	9,868	1,214,245	1,218,981	4,736
Expiring 06/15/16	Morgan Stanley	SEK	6,214	758,715	767,595	8,880
Expiring 06/15/16	Morgan Stanley	SEK	6,091	731,673	752,449	20,776
Thai Baht,
Expiring 05/24/16	Barclays Capital Group	THB	34,637	960,000	983,260	23,260
Expiring 05/24/16	Citigroup Global Markets	THB	1,292	36,000	36,688	688
Expiring 05/24/16	Goldman Sachs & Co.	THB	6,389	175,000	181,376	6,376
Expiring 05/24/16	JPMorgan Chase	THB	17,715	494,000	502,884	8,884
Expiring 05/24/16	JPMorgan Chase	THB	12,209	342,000	346,597	4,597
Expiring 05/24/16	JPMorgan Chase	THB	9,419	262,000	267,381	5,381
Expiring 05/24/16	JPMorgan Chase	THB	8,511	237,000	241,599	4,599
Expiring 05/24/16	Standard Chartered PLC	THB	33,224	928,000	943,161	15,161
Turkish Lira,
Expiring 04/12/16	Citigroup Global Markets	TRY	2,140	740,203	756,791	16,588

				$1,318,738,857	$1,361,278,726	42,539,869

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/16	JPMorgan Chase	AUD	6,615	$4,713,138	$5,069,785	$(356,647)
Expiring 05/03/16	UBS AG	AUD	6,615	4,966,542	5,062,981	(96,439)
Expiring 05/13/16	Citigroup Global Markets	AUD	222	154,463	169,830	(15,367)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/13/16	JPMorgan Chase	AUD	213	$150,656	$162,944	$(12,288)
Expiring 06/15/16	Barclays Capital Group	AUD	55,307	39,764,006	42,244,550	(2,480,544)
Expiring 06/15/16	Barclays Capital Group	AUD	17,669	12,703,385	13,495,843	(792,458)
Expiring 06/15/16	Barclays Capital Group	AUD	3,866	2,851,658	2,952,533	(100,875)
Expiring 06/15/16	Barclays Capital Group	AUD	3,346	2,531,693	2,555,829	(24,136)
Expiring 06/15/16	Barclays Capital Group	AUD	3,306	2,380,924	2,524,755	(143,831)
Expiring 06/15/16	Barclays Capital Group	AUD	1,647	1,214,669	1,257,637	(42,968)
Expiring 06/15/16	Barclays Capital Group	AUD	1,072	811,099	818,832	(7,733)
Expiring 06/15/16	Barclays Capital Group	AUD	890	641,115	679,845	(38,730)
Expiring 06/15/16	Morgan Stanley	AUD	10,470	7,794,531	7,997,205	(202,674)
Expiring 06/15/16	Morgan Stanley	AUD	5,004	3,753,101	3,822,449	(69,348)
Expiring 06/15/16	Morgan Stanley	AUD	4,692	3,477,698	3,583,553	(105,855)
Expiring 06/15/16	Morgan Stanley	AUD	4,083	2,974,127	3,118,480	(144,353)
Expiring 06/15/16	Morgan Stanley	AUD	3,767	2,676,234	2,877,041	(200,807)
Expiring 06/15/16	Morgan Stanley	AUD	3,397	2,528,711	2,594,463	(65,752)
Expiring 06/15/16	Morgan Stanley	AUD	1,705	1,263,810	1,302,278	(38,468)
Expiring 06/15/16	Morgan Stanley	AUD	1,378	1,003,865	1,052,589	(48,724)
Expiring 06/15/16	Morgan Stanley	AUD	1,179	883,933	900,266	(16,333)
Expiring 06/15/16	Morgan Stanley	AUD	973	691,359	743,234	(51,875)
Expiring 06/15/16	UBS AG	AUD	4,400	3,253,251	3,360,777	(107,526)
Brazilian Real,
Expiring 04/01/16	Citigroup Global Markets	BRL	11,544	3,469,944	3,209,607	260,337
Expiring 04/04/16	Citigroup Global Markets	BRL	19,200	5,668,733	5,333,891	334,842
Expiring 04/04/16	Citigroup Global Markets	BRL	1,041	292,509	289,200	3,309
Expiring 04/04/16	Deutsche Bank AG	BRL	11,544	3,169,634	3,206,949	(37,315)
Expiring 04/04/16	Deutsche Bank AG	BRL	6,021	1,489,869	1,672,553	(182,684)
Expiring 04/04/16	Goldman Sachs & Co.	BRL	3,742	1,051,497	1,039,601	11,896
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	58,247	16,166,298	16,181,464	(15,166)
Expiring 04/04/16	JPMorgan Chase	BRL	4,768	1,430,000	1,324,478	105,522
Expiring 04/04/16	JPMorgan Chase	BRL	2,231	700,000	619,662	80,338
Expiring 04/04/16	Morgan Stanley	BRL	38,535	10,827,875	10,705,377	122,498
Expiring 04/04/16	Morgan Stanley	BRL	1,530	429,954	425,090	4,864
Expiring 04/12/16	Barclays Capital Group	BRL	5,440	1,302,058	1,507,940	(205,882)
Expiring 04/12/16	Barclays Capital Group	BRL	361	88,014	100,067	(12,053)
Expiring 04/12/16	Citigroup Global Markets	BRL	5,712	1,446,076	1,583,337	(137,261)
Expiring 04/12/16	Citigroup Global Markets	BRL	3,740	1,028,886	1,036,709	(7,823)
Expiring 05/03/16	Credit Suisse First Boston Corp.	BRL	11,544	3,121,889	3,181,384	(59,495)
Expiring 05/13/16	Bank of America	BRL	8,384	2,111,124	2,304,094	(192,970)
Expiring 05/13/16	Bank of America	BRL	602	147,639	165,435	(17,796)
Expiring 07/05/16	Citigroup Global Markets	BRL	5,100	1,361,743	1,380,468	(18,725)
Expiring 07/05/16	Deutsche Bank AG	BRL	47,000	11,401,618	12,721,959	(1,320,341)
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	4,200	1,121,705	1,136,856	(15,151)
Expiring 10/04/16	Bank of America	BRL	4,100	1,036,531	1,080,293	(43,762)
Expiring 10/04/16	Bank of America	BRL	1,400	355,240	368,881	(13,641)
Expiring 10/04/16	Bank of America	BRL	10	2,418	2,635	(217)
Expiring 10/04/16	BNP Paribas	BRL	500	120,476	131,743	(11,267)
Expiring 10/04/16	Citigroup Global Markets	BRL	980	236,990	258,217	(21,227)
Expiring 10/04/16	Citigroup Global Markets	BRL	400	96,913	105,394	(8,481)
Expiring 10/04/16	Deutsche Bank AG	BRL	15,000	3,441,873	3,952,294	(510,421)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	15,800	3,828,076	4,163,084	(335,008)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	10,300	2,568,579	2,713,909	(145,330)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	8,300	1,954,321	2,186,937	(232,616)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,938,888	2,081,542	(142,654)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,937,699	2,081,541	(143,842)
Expiring 10/04/16	JPMorgan Chase	BRL	8,100	1,927,654	2,134,240	(206,586)
Expiring 10/04/16	JPMorgan Chase	BRL	1,400	330,579	368,881	(38,302)
Expiring 10/04/16	JPMorgan Chase	BRL	1,300	328,449	342,532	(14,083)
Expiring 10/04/16	JPMorgan Chase	BRL	500	120,773	131,743	(10,970)
Expiring 10/04/16	Morgan Stanley	BRL	23,900	5,761,813	6,297,323	(535,510)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/04/16	Morgan Stanley	BRL	10	$2,411	$2,635	$(224)
Expiring 01/04/17	BNP Paribas	BRL	17,000	3,952,110	4,372,314	(420,204)
Expiring 01/04/17	BNP Paribas	BRL	1,100	253,304	282,914	(29,610)
Expiring 01/04/17	Deutsche Bank AG	BRL	1,100	252,740	282,914	(30,174)
Expiring 01/04/17	Deutsche Bank AG	BRL	200	47,418	51,438	(4,020)
Expiring 01/04/17	Goldman Sachs & Co.	BRL	3,100	725,248	797,304	(72,056)
Expiring 01/04/17	JPMorgan Chase	BRL	2,700	635,145	694,427	(59,282)
British Pound,
Expiring 04/04/16	Citigroup Global Markets	GBP	867	1,213,259	1,245,240	(31,981)
Expiring 04/04/16	Citigroup Global Markets	GBP	338	475,730	485,457	(9,727)
Expiring 04/04/16	Citigroup Global Markets	GBP	300	416,386	430,879	(14,493)
Expiring 04/04/16	Citigroup Global Markets	GBP	54	75,767	77,559	(1,792)
Expiring 04/04/16	Deutsche Bank AG	GBP	4	5,559	5,746	(187)
Expiring 04/04/16	JPMorgan Chase	GBP	325	466,585	466,785	(200)
Expiring 04/04/16	Standard Chartered PLC	GBP	28,390	39,513,770	40,775,490	(1,261,720)
Expiring 04/04/16	Standard Chartered PLC	GBP	1,937	2,695,955	2,782,040	(86,085)
Expiring 04/12/16	Bank of America	GBP	2,469	3,537,089	3,546,220	(9,131)
Expiring 04/12/16	Bank of America	GBP	1,870	2,678,962	2,685,877	(6,915)
Expiring 04/12/16	Bank of America	GBP	903	1,315,030	1,296,603	18,427
Expiring 04/12/16	Bank of America	GBP	344	495,444	493,475	1,969
Expiring 04/12/16	Bank of America	GBP	45	65,109	64,634	475
Expiring 04/12/16	Bank of America	GBP	18	26,088	25,855	233
Expiring 04/12/16	Bank of America	GBP	11	15,990	15,801	189
Expiring 04/12/16	Bank of America	GBP	3	4,318	4,316	2
Expiring 05/03/16	Goldman Sachs & Co.	GBP	28,471	40,659,577	40,895,468	(235,891)
Expiring 05/03/16	Goldman Sachs & Co.	GBP	2,511	3,585,972	3,606,776	(20,804)
Expiring 05/13/16	Bank of America	GBP	346	501,011	497,349	3,662
Expiring 06/15/16	Barclays Capital Group	GBP	21,652	30,192,623	31,105,491	(912,868)
Expiring 06/15/16	Barclays Capital Group	GBP	14,893	20,768,210	21,396,133	(627,923)
Expiring 06/15/16	Barclays Capital Group	GBP	10,673	15,169,632	15,333,264	(163,632)
Expiring 06/15/16	Barclays Capital Group	GBP	7,922	11,428,706	11,380,843	47,863
Expiring 06/15/16	Barclays Capital Group	GBP	6,239	8,857,345	8,963,451	(106,106)
Expiring 06/15/16	Barclays Capital Group	GBP	4,715	6,727,821	6,773,248	(45,427)
Expiring 06/15/16	Barclays Capital Group	GBP	3,673	5,175,546	5,276,046	(100,500)
Expiring 06/15/16	Barclays Capital Group	GBP	3,050	4,334,412	4,381,166	(46,754)
Expiring 06/15/16	Barclays Capital Group	GBP	3,036	4,302,329	4,361,679	(59,350)
Expiring 06/15/16	Barclays Capital Group	GBP	2,388	3,377,657	3,431,084	(53,427)
Expiring 06/15/16	Barclays Capital Group	GBP	2,034	2,933,827	2,921,540	12,287
Expiring 06/15/16	Barclays Capital Group	GBP	1,863	2,644,351	2,676,029	(31,678)
Expiring 06/15/16	Barclays Capital Group	GBP	1,479	2,110,053	2,124,300	(14,247)
Expiring 06/15/16	Barclays Capital Group	GBP	1,430	2,026,524	2,053,979	(27,455)
Expiring 06/15/16	Barclays Capital Group	GBP	1,156	1,629,139	1,660,774	(31,635)
Expiring 06/15/16	Barclays Capital Group	GBP	811	1,146,275	1,164,406	(18,131)
Expiring 06/15/16	Barclays Capital Group	GBP	669	957,330	960,408	(3,078)
Expiring 06/15/16	Barclays Capital Group	GBP	170	243,249	244,031	(782)
Expiring 06/15/16	Barclays Capital Group	GBP	154	218,152	221,108	(2,956)
Expiring 06/15/16	Morgan Stanley	GBP	18,832	26,263,416	27,054,777	(791,361)
Expiring 06/15/16	Morgan Stanley	GBP	3,224	4,631,114	4,632,071	(957)
Expiring 06/15/16	Morgan Stanley	GBP	864	1,225,534	1,241,060	(15,526)
Expiring 06/15/16	Morgan Stanley	GBP	808	1,160,068	1,160,308	(240)
Expiring 06/15/16	Morgan Stanley	GBP	190	269,043	273,027	(3,984)
Expiring 06/15/16	UBS AG	GBP	2,688	3,814,095	3,860,912	(46,817)
Expiring 06/15/16	UBS AG	GBP	438	628,784	628,521	263
Expiring 06/15/16	UBS AG	GBP	125	177,589	179,578	(1,989)
Expiring 06/15/16	UBS AG	GBP	125	176,315	179,578	(3,263)
Expiring 06/15/16	UBS AG	GBP	125	176,038	179,577	(3,539)
Canadian Dollar,
Expiring 04/04/16	Citigroup Global Markets	CAD	16,005	11,572,357	12,323,456	(751,099)
Expiring 04/04/16	JPMorgan Chase	CAD	496	381,530	381,908	(378)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/04/16	JPMorgan Chase	CAD	195	$147,088	$150,145	$(3,057)
Expiring 04/12/16	Bank of America	CAD	10,466	7,556,679	8,058,652	(501,973)
Expiring 05/03/16	Citigroup Global Markets	CAD	8,629	6,549,526	6,644,367	(94,841)
Expiring 05/03/16	JPMorgan Chase	CAD	2,791	2,140,934	2,149,082	(8,148)
Expiring 06/15/16	Barclays Capital Group	CAD	58,721	43,471,080	45,216,034	(1,744,954)
Expiring 06/15/16	Barclays Capital Group	CAD	23,496	17,368,625	18,092,092	(723,467)
Expiring 06/15/16	Barclays Capital Group	CAD	19,766	14,632,952	15,220,327	(587,375)
Expiring 06/15/16	Barclays Capital Group	CAD	14,476	10,747,314	11,146,898	(399,584)
Expiring 06/15/16	Barclays Capital Group	CAD	6,171	4,561,513	4,751,517	(190,004)
Expiring 06/15/16	Barclays Capital Group	CAD	3,829	2,842,549	2,948,235	(105,686)
Expiring 06/15/16	Barclays Capital Group	CAD	3,802	2,872,253	2,927,687	(55,434)
Expiring 06/15/16	Barclays Capital Group	CAD	762	575,777	586,889	(11,112)
Expiring 06/15/16	Citigroup Global Markets	CAD	2,992	2,212,517	2,303,697	(91,180)
Expiring 06/15/16	Citigroup Global Markets	CAD	61	46,452	47,095	(643)
Expiring 06/15/16	Citigroup Global Markets	CAD	54	41,135	41,703	(568)
Expiring 06/15/16	Citigroup Global Markets	CAD	24	18,086	18,458	(372)
Expiring 06/15/16	Citigroup Global Markets	CAD	18	13,660	13,874	(214)
Expiring 06/15/16	Citigroup Global Markets	CAD	16	11,751	12,000	(249)
Expiring 06/15/16	Citigroup Global Markets	CAD	13	9,814	10,040	(226)
Expiring 06/15/16	Citigroup Global Markets	CAD	12	9,171	9,154	17
Expiring 06/15/16	Citigroup Global Markets	CAD	9	6,964	7,133	(169)
Expiring 06/15/16	Citigroup Global Markets	CAD	6	4,184	4,310	(126)
Expiring 06/15/16	Citigroup Global Markets	CAD	1	530	534	(4)
Expiring 06/15/16	Morgan Stanley	CAD	7,736	5,721,874	5,956,503	(234,629)
Expiring 06/15/16	Morgan Stanley	CAD	5,480	4,235,661	4,219,521	16,140
Expiring 06/15/16	Morgan Stanley	CAD	2,647	1,943,554	2,037,958	(94,404)
Expiring 06/15/16	Morgan Stanley	CAD	2,091	1,546,852	1,610,281	(63,429)
Expiring 06/15/16	Morgan Stanley	CAD	1,091	843,148	839,935	3,213
Expiring 06/15/16	Morgan Stanley	CAD	685	502,905	527,333	(24,428)
Chinese Renminbi,
Expiring 04/12/16	Barclays Capital Group	CNH	4,180	642,230	646,262	(4,032)
Expiring 05/13/16	Bank of America	CNH	4,169	639,501	643,855	(4,354)
Expiring 05/24/16	JPMorgan Chase	CNH	7,891	1,202,000	1,217,881	(15,881)
Expiring 05/24/16	Standard Chartered PLC	CNH	13,048	1,990,000	2,013,988	(23,988)
Expiring 07/14/16	Bank of America	CNH	9,280	1,429,342	1,428,378	964
Expiring 07/14/16	Barclays Capital Group	CNH	13,815	2,124,184	2,126,348	(2,164)
Expiring 01/06/17	Citigroup Global Markets	CNH	382	55,000	58,156	(3,156)
Expiring 01/06/17	Standard Chartered PLC	CNH	2,151	311,000	327,520	(16,520)
Chinese Yuan,
Expiring 04/12/16	Barclays Capital Group	CNY	26,652	3,973,166	4,118,810	(145,644)
Expiring 04/12/16	Citigroup Global Markets	CNY	30,520	4,564,762	4,716,573	(151,811)
Expiring 04/12/16	Citigroup Global Markets	CNY	15,722	2,353,996	2,429,737	(75,741)
Colombian Peso,
Expiring 04/12/16	Citigroup Global Markets	COP	4,846,840	1,468,739	1,614,801	(146,062)
Expiring 04/12/16	Citigroup Global Markets	COP	1,622,633	541,780	540,605	1,175
Danish Krone,
Expiring 04/03/17	Bank of America	DKK	4,419	666,030	685,163	(19,133)
Expiring 04/03/17	Bank of America	DKK	1,533	232,082	237,687	(5,605)
Expiring 04/03/17	JPMorgan Chase	DKK	68,472	10,349,386	10,617,002	(267,616)
Euro,
Expiring 04/04/16	BNP Paribas	EUR	1,009	1,107,585	1,148,279	(40,694)
Expiring 04/04/16	Citigroup Global Markets	EUR	3,277	3,642,328	3,729,348	(87,020)
Expiring 04/04/16	Citigroup Global Markets	EUR	3,021	3,351,219	3,438,010	(86,791)
Expiring 04/04/16	Citigroup Global Markets	EUR	1,228	1,346,024	1,397,510	(51,486)
Expiring 04/04/16	Citigroup Global Markets	EUR	410	446,454	466,595	(20,141)
Expiring 04/04/16	Goldman Sachs & Co.	EUR	1,334	1,471,039	1,518,141	(47,102)
Expiring 04/04/16	JPMorgan Chase	EUR	5,729	6,286,365	6,519,815	(233,450)
Expiring 04/04/16	Morgan Stanley	EUR	70,571	77,441,020	80,311,979	(2,870,959)
Expiring 04/04/16	Standard Chartered PLC	EUR	1,889	2,110,834	2,149,752	(38,918)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3		$3,486	$2,988	$498
Expiring 04/12/16	Barclays Capital Group	EUR	11,694		12,740,671	13,311,356	(570,685)
Expiring 04/12/16	Citigroup Global Markets	EUR	4,873		5,300,801	5,546,968	(246,167)
Expiring 05/03/16	UBS AG	EUR	76,608		85,858,983	87,258,136	(1,399,153)
Expiring 05/13/16	Bank of America	EUR	5,640		6,383,957	6,426,461	(42,504)
Expiring 05/13/16	Bank of America	EUR	1,295		1,417,744	1,475,056	(57,312)
Expiring 05/13/16	Citigroup Global Markets	EUR	2,303		2,602,224	2,623,954	(21,730)
Expiring 05/13/16	Citigroup Global Markets	EUR	608		692,541	692,759	(218)
Expiring 05/13/16	Citigroup Global Markets	EUR	517		575,255	589,072	(13,817)
Expiring 05/13/16	Citigroup Global Markets	EUR	470		529,859	535,521	(5,662)
Expiring 05/13/16	Citigroup Global Markets	EUR	350		395,208	398,792	(3,584)
Expiring 05/13/16	Citigroup Global Markets	EUR	285		322,812	324,731	(1,919)
Expiring 05/13/16	Citigroup Global Markets	EUR	255		286,132	290,549	(4,417)
Expiring 05/13/16	Citigroup Global Markets	EUR	240		273,027	273,458	(431)
Expiring 05/13/16	Citigroup Global Markets	EUR	215		237,394	244,972	(7,578)
Expiring 05/13/16	Citigroup Global Markets	EUR	168		185,337	191,420	(6,083)
Expiring 05/13/16	Goldman Sachs & Co.	EUR	300		337,074	341,822	(4,748)
Expiring 05/13/16	Standard Chartered PLC	EUR	5,771		6,422,748	6,575,511	(152,763)
Expiring 06/15/16	Barclays Capital Group	EUR	8,611		9,637,379	9,822,325	(184,946)
Expiring 06/15/16	Barclays Capital Group	EUR	2,548		2,851,140	2,905,855	(54,715)
Expiring 06/15/16	Barclays Capital Group	EUR	1,924		2,174,776	2,194,856	(20,080)
Expiring 06/15/16	Barclays Capital Group	EUR	1,921		2,174,773	2,191,086	(16,313)
Expiring 06/15/16	Barclays Capital Group	EUR	556		628,214	634,014	(5,800)
Expiring 06/15/16	Barclays Capital Group	EUR	442		500,406	504,160	(3,754)
Expiring 06/15/16	Citigroup Global Markets	EUR	320		348,274	364,398	(16,124)
Expiring 06/15/16	Citigroup Global Markets	EUR	267		291,298	304,336	(13,038)
Expiring 06/15/16	Citigroup Global Markets	EUR	179		194,431	203,969	(9,538)
Expiring 06/15/16	Citigroup Global Markets	EUR	35		38,654	39,309	(655)
Expiring 06/15/16	Citigroup Global Markets	EUR	21		24,106	24,087	19
Expiring 06/15/16	Citigroup Global Markets	EUR	7		8,081	8,347	(266)
Expiring 06/15/16	Citigroup Global Markets	EUR	5		5,827	5,922	(95)
Expiring 06/15/16	Citigroup Global Markets	EUR	5		5,769	5,945	(176)
Expiring 06/15/16	Citigroup Global Markets	EUR	—	(r)	461	462	(1)
Expiring 06/15/16	Morgan Stanley	EUR	27,053		29,908,663	30,858,213	(949,550)
Expiring 06/15/16	Morgan Stanley	EUR	23,529		26,012,391	26,838,241	(825,850)
Expiring 06/15/16	Morgan Stanley	EUR	8,565		9,581,744	9,769,056	(187,312)
Expiring 06/15/16	Morgan Stanley	EUR	3,595		4,032,695	4,100,684	(67,989)
Expiring 06/15/16	Morgan Stanley	EUR	3,581		4,031,161	4,085,102	(53,941)
Expiring 06/15/16	Morgan Stanley	EUR	3,405		3,765,114	3,884,398	(119,284)
Expiring 06/15/16	Morgan Stanley	EUR	2,935		3,248,242	3,347,819	(99,577)
Expiring 06/15/16	Morgan Stanley	EUR	2,537		2,838,300	2,893,785	(55,485)
Expiring 06/15/16	Morgan Stanley	EUR	1,641		1,841,556	1,872,216	(30,660)
Expiring 06/15/16	Morgan Stanley	EUR	1,597		1,756,456	1,821,057	(64,601)
Expiring 06/15/16	Morgan Stanley	EUR	1,034		1,163,843	1,179,416	(15,573)
Expiring 06/15/16	Morgan Stanley	EUR	928		1,025,774	1,058,272	(32,498)
Expiring 06/15/16	Morgan Stanley	EUR	784		867,678	894,277	(26,599)
Expiring 06/15/16	Morgan Stanley	EUR	736		825,251	839,164	(13,913)
Expiring 06/15/16	Morgan Stanley	EUR	541		595,285	617,179	(21,894)
Expiring 06/15/16	Morgan Stanley	EUR	430		482,557	490,591	(8,034)
Expiring 06/15/16	UBS AG	EUR	11,750		12,971,149	13,402,547	(431,398)
Expiring 06/15/16	UBS AG	EUR	1,125		1,256,004	1,283,223	(27,219)
Expiring 06/15/16	UBS AG	EUR	750		833,540	855,482	(21,942)
Expiring 06/15/16	UBS AG	EUR	500		558,282	570,321	(12,039)
Expiring 06/15/16	UBS AG	EUR	500		550,005	570,322	(20,317)
Expiring 06/15/16	UBS AG	EUR	375		417,989	427,741	(9,752)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3		3,501	3,028	473

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 04/12/16	Bank of America	INR	73,153	$1,056,972	$1,102,142	$(45,170)
Expiring 04/15/16	Citigroup Global Markets	INR	105,130	1,564,428	1,583,008	(18,580)
Expiring 04/15/16	Citigroup Global Markets	INR	10,115	147,103	152,315	(5,212)
Expiring 05/24/16	Citigroup Global Markets	INR	62,234	899,073	930,168	(31,095)
Expiring 05/24/16	JPMorgan Chase	INR	30,725	440,000	459,229	(19,229)
Expiring 05/24/16	JPMorgan Chase	INR	5,298	76,000	79,191	(3,191)
Expiring 05/24/16	JPMorgan Chase	INR	5,280	76,000	78,913	(2,913)
Expiring 05/24/16	JPMorgan Chase	INR	4,803	69,000	71,789	(2,789)
Expiring 05/24/16	Standard Chartered PLC	INR	23,865	342,000	356,691	(14,691)
Indonesian Rupiah,
Expiring 04/12/16	Bank of America	IDR	19,604,500	1,415,487	1,475,709	(60,222)
Japanese Yen,
Expiring 04/04/16	Bank of America	JPY	360	3,215	3,199	16
Expiring 04/04/16	Goldman Sachs & Co.	JPY	522,905	4,659,081	4,646,755	12,326
Expiring 04/04/16	Goldman Sachs & Co.	JPY	248,400	2,175,036	2,207,387	(32,351)
Expiring 04/04/16	JPMorgan Chase	JPY	967,100	8,503,740	8,594,059	(90,319)
Expiring 04/04/16	JPMorgan Chase	JPY	398,400	3,513,057	3,540,351	(27,294)
Expiring 04/04/16	Standard Chartered PLC	JPY	263,700	2,347,656	2,343,349	4,307
Expiring 04/04/16	Standard Chartered PLC	JPY	40,200	356,998	357,234	(236)
Expiring 04/12/16	Bank of America	JPY	17,000	145,924	151,107	(5,183)
Expiring 04/12/16	Barclays Capital Group	JPY	2,177,478	18,547,639	19,354,730	(807,091)
Expiring 05/02/16	Hong Kong & Shanghai Bank	JPY	1,606,844	14,285,925	14,291,192	(5,267)
Expiring 05/02/16	Hong Kong & Shanghai Bank	JPY	40,560	360,606	360,739	(133)
Expiring 05/13/16	Bank of America	JPY	382,580	3,347,889	3,403,599	(55,710)
Expiring 05/13/16	Citigroup Global Markets	JPY	26,000	233,372	231,307	2,065
Expiring 05/13/16	Citigroup Global Markets	JPY	18,000	159,585	160,136	(551)
Expiring 05/13/16	Citigroup Global Markets	JPY	16,000	141,023	142,343	(1,320)
Expiring 06/15/16	Barclays Capital Group	JPY	2,121,258	18,857,603	18,891,301	(33,698)
Expiring 06/15/16	Barclays Capital Group	JPY	553,910	4,896,745	4,932,960	(36,215)
Expiring 06/15/16	Barclays Capital Group	JPY	378,818	3,401,975	3,373,646	28,329
Expiring 06/15/16	Barclays Capital Group	JPY	184,280	1,629,093	1,641,141	(12,048)
Expiring 06/15/16	Barclays Capital Group	JPY	108,024	970,104	962,026	8,078
Expiring 06/15/16	Barclays Capital Group	JPY	101,558	915,631	904,447	11,184
Expiring 06/15/16	Barclays Capital Group	JPY	40,648	366,472	361,996	4,476
Expiring 06/15/16	Morgan Stanley	JPY	714,915	6,395,414	6,366,827	28,587
Expiring 06/15/16	Morgan Stanley	JPY	498,166	4,427,689	4,436,524	(8,835)
Expiring 06/15/16	Morgan Stanley	JPY	491,768	4,362,414	4,379,537	(17,123)
Expiring 06/15/16	Morgan Stanley	JPY	321,322	2,890,322	2,861,599	28,723
Expiring 06/15/16	Morgan Stanley	JPY	260,644	2,315,161	2,321,216	(6,055)
Expiring 06/15/16	Morgan Stanley	JPY	132,009	1,173,293	1,175,634	(2,341)
Expiring 06/15/16	Morgan Stanley	JPY	131,220	1,164,042	1,168,611	(4,569)
Expiring 06/15/16	Morgan Stanley	JPY	93,686	842,715	834,340	8,375
Expiring 06/15/16	Morgan Stanley	JPY	35,914	319,003	319,837	(834)
Expiring 06/15/16	UBS AG	JPY	1,950,000	17,380,019	17,366,129	13,890
Expiring 06/15/16	UBS AG	JPY	137,500	1,211,260	1,224,535	(13,275)
Expiring 06/15/16	UBS AG	JPY	62,500	550,549	556,607	(6,058)
Malaysian Ringgit,
Expiring 04/12/16	Citigroup Global Markets	MYR	2,100	512,195	537,739	(25,544)
Expiring 05/24/16	BNP Paribas	MYR	8,840	2,030,855	2,255,797	(224,942)
Expiring 05/24/16	BNP Paribas	MYR	13	3,000	3,392	(392)
Expiring 05/24/16	Citigroup Global Markets	MYR	3,409	772,719	869,743	(97,024)
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	2,877	677,161	734,194	(57,033)
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	676	155,455	172,594	(17,139)
Expiring 05/24/16	Standard Chartered PLC	MYR	4,063	935,179	1,036,852	(101,673)
Expiring 05/24/16	UBS AG	MYR	8,636	2,075,331	2,203,523	(128,192)
Expiring 05/24/16	UBS AG	MYR	1,466	331,000	373,955	(42,955)
Expiring 05/24/16	UBS AG	MYR	1,324	316,614	337,827	(21,213)
Mexican Peso,
Expiring 04/04/16	Barclays Capital Group	MXN	21,472	1,237,936	1,242,341	(4,405)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/11/16	Barclays Capital Group	MXN	12,404	$695,600	$717,214	$(21,614)
Expiring 04/12/16	Barclays Capital Group	MXN	19,925	1,154,413	1,151,986	2,427
Expiring 04/12/16	Charles Schwab	MXN	14,404	833,540	832,797	743
Expiring 04/12/16	Citigroup Global Markets	MXN	49,834	2,774,019	2,881,234	(107,215)
Expiring 04/12/16	Citigroup Global Markets	MXN	24,471	1,331,031	1,414,819	(83,788)
Expiring 05/13/16	Barclays Capital Group	MXN	3,253	175,408	187,532	(12,124)
Expiring 05/20/16	Barclays Capital Group	MXN	45,418	2,548,077	2,616,467	(68,390)
Expiring 05/20/16	Barclays Capital Group	MXN	34,198	1,918,593	1,970,088	(51,495)
Expiring 05/20/16	Barclays Capital Group	MXN	24,548	1,422,190	1,414,185	8,005
Expiring 05/20/16	Barclays Capital Group	MXN	22,168	1,258,000	1,277,053	(19,053)
Expiring 05/20/16	Barclays Capital Group	MXN	16,783	957,333	966,852	(9,519)
Expiring 05/20/16	BNP Paribas	MXN	24,629	1,366,054	1,418,852	(52,798)
Expiring 05/20/16	Citigroup Global Markets	MXN	28,158	1,599,223	1,622,154	(22,931)
Expiring 05/20/16	Citigroup Global Markets	MXN	26,659	1,522,441	1,535,799	(13,358)
Expiring 05/20/16	Citigroup Global Markets	MXN	10,321	586,177	594,582	(8,405)
Expiring 05/20/16	Goldman Sachs & Co.	MXN	2,151	123,000	123,886	(886)
New Taiwanese Dollar,
Expiring 05/24/16	Goldman Sachs & Co.	TWD	17,784	528,958	552,868	(23,910)
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	30,606	913,621	951,511	(37,890)
Expiring 05/24/16	JPMorgan Chase	TWD	36,679	1,110,135	1,140,299	(30,164)
Expiring 05/24/16	JPMorgan Chase	TWD	6,953	207,000	216,164	(9,164)
New Zealand Dollar,
Expiring 05/13/16	Bank of America	NZD	1,659	1,098,397	1,144,024	(45,627)
Expiring 06/15/16	Barclays Capital Group	NZD	154,566	103,978,881	106,408,817	(2,429,936)
Expiring 06/15/16	Barclays Capital Group	NZD	81,692	54,227,153	56,239,719	(2,012,566)
Expiring 06/15/16	Barclays Capital Group	NZD	7,664	5,285,759	5,275,996	9,763
Expiring 06/15/16	Barclays Capital Group	NZD	5,980	4,035,425	4,116,672	(81,247)
Expiring 06/15/16	Barclays Capital Group	NZD	2,104	1,386,232	1,448,635	(62,403)
Expiring 06/15/16	Barclays Capital Group	NZD	1,610	1,110,124	1,108,073	2,051
Expiring 06/15/16	Barclays Capital Group	NZD	981	661,755	675,078	(13,323)
Expiring 06/15/16	Barclays Capital Group	NZD	546	359,780	375,976	(16,196)
Expiring 06/15/16	Barclays Capital Group	NZD	151	101,483	104,007	(2,524)
Expiring 06/15/16	Morgan Stanley	NZD	14,470	9,943,500	9,961,602	(18,102)
Expiring 06/15/16	Morgan Stanley	NZD	7,953	5,340,680	5,474,984	(134,304)
Expiring 06/15/16	Morgan Stanley	NZD	6,203	4,166,426	4,270,622	(104,196)
Expiring 06/15/16	Morgan Stanley	NZD	5,112	3,439,414	3,519,043	(79,629)
Expiring 06/15/16	Morgan Stanley	NZD	4,220	2,899,807	2,905,086	(5,279)
Expiring 06/15/16	Morgan Stanley	NZD	3,432	2,340,422	2,362,994	(22,572)
Expiring 06/15/16	Morgan Stanley	NZD	1,837	1,233,636	1,264,659	(31,023)
Expiring 06/15/16	Morgan Stanley	NZD	1,635	1,097,970	1,125,429	(27,459)
Expiring 06/15/16	Morgan Stanley	NZD	1,463	984,303	1,007,092	(22,789)
Expiring 06/15/16	Morgan Stanley	NZD	1,011	689,216	695,863	(6,647)
Norwegian Krone,
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	308,253	121,606
Expiring 05/13/16	Bank of America	NOK	8,577	1,000,607	1,036,313	(35,706)
Expiring 06/15/16	Barclays Capital Group	NOK	29,722	3,505,827	3,590,460	(84,633)
Expiring 06/15/16	Barclays Capital Group	NOK	23,352	2,756,470	2,820,957	(64,487)
Expiring 06/15/16	Barclays Capital Group	NOK	6,878	811,253	830,837	(19,584)
Expiring 06/15/16	Barclays Capital Group	NOK	3,850	454,453	465,085	(10,632)
Expiring 06/15/16	Morgan Stanley	NOK	335,436	38,765,527	40,521,729	(1,756,202)
Expiring 06/15/16	Morgan Stanley	NOK	329,845	38,119,352	39,846,280	(1,726,928)
Expiring 06/15/16	Morgan Stanley	NOK	51,828	6,225,777	6,260,927	(35,150)
Expiring 06/15/16	Morgan Stanley	NOK	38,420	4,506,097	4,641,301	(135,204)
Expiring 06/15/16	Morgan Stanley	NOK	15,267	1,833,956	1,844,310	(10,354)
Expiring 06/15/16	Morgan Stanley	NOK	8,069	946,406	974,803	(28,397)
Peruvian Nuevo Sol,
Expiring 04/12/16	Citigroup Global Markets	PEN	3,283	946,941	987,566	(40,625)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 04/12/16	Bank of America	PLN	6,443		$1,597,809	$1,726,414	$(128,605)
Expiring 04/12/16	Barclays Capital Group	PLN	2,440		646,789	653,818	(7,029)
Expiring 04/12/16	Barclays Capital Group	PLN	2,360		571,778	632,381	(60,603)
Expiring 04/12/16	Barclays Capital Group	PLN	640		159,850	171,493	(11,643)
Expiring 04/12/16	Citigroup Global Markets	PLN	349		87,177	93,517	(6,340)
Expiring 04/12/16	Citigroup Global Markets	PLN	341		86,209	91,374	(5,165)
Expiring 05/12/16	Bank of America	PLN	897		221,853	240,309	(18,456)
Russian Ruble,
Expiring 04/12/16	Bank of America	RUB	9,481		122,604	140,609	(18,005)
Expiring 04/12/16	Citigroup Global Markets	RUB	69,237		1,030,317	1,026,833	3,484
Expiring 05/18/16	Goldman Sachs & Co.	RUB	148,296		2,068,000	2,177,740	(109,740)
Singapore Dollar,
Expiring 04/12/16	Bank of America	SGD	1,857		1,299,236	1,377,918	(78,682)
Expiring 04/12/16	Citigroup Global Markets	SGD	1,820		1,298,053	1,350,229	(52,176)
Expiring 05/13/16	Citigroup Global Markets	SGD	3,588		2,519,947	2,661,385	(141,438)
Expiring 05/13/16	Citigroup Global Markets	SGD	148		104,981	109,781	(4,800)
Expiring 06/15/16	Barclays Capital Group	SGD	22,972		16,271,972	17,035,164	(763,192)
Expiring 06/15/16	Morgan Stanley	SGD	82,796		58,654,281	61,398,775	(2,744,494)
Expiring 06/15/16	Morgan Stanley	SGD	8,926		6,339,235	6,619,462	(280,227)
Expiring 06/15/16	Morgan Stanley	SGD	8,011		5,796,639	5,940,720	(144,081)
Expiring 06/15/16	Morgan Stanley	SGD	5,695		4,189,542	4,223,188	(33,646)
Expiring 06/15/16	Morgan Stanley	SGD	4,694		3,446,231	3,480,657	(34,426)
Expiring 06/15/16	Morgan Stanley	SGD	3,974		2,875,289	2,946,757	(71,468)
Expiring 06/15/16	Morgan Stanley	SGD	2,784		2,027,324	2,064,348	(37,024)
Expiring 06/15/16	Morgan Stanley	SGD	2,336		1,659,057	1,732,396	(73,339)
Expiring 06/15/16	Morgan Stanley	SGD	2,152		1,583,001	1,595,538	(12,537)
Expiring 06/15/16	Morgan Stanley	SGD	2,009		1,429,930	1,490,079	(60,149)
Expiring 06/15/16	Morgan Stanley	SGD	1,939		1,423,463	1,437,683	(14,220)
Expiring 06/15/16	Morgan Stanley	SGD	1,658		1,219,834	1,229,630	(9,796)
Expiring 06/15/16	Morgan Stanley	SGD	568		417,852	421,161	(3,309)
Expiring 06/15/16	Morgan Stanley	SGD	543		386,415	402,669	(16,254)
Expiring 06/15/16	Morgan Stanley	SGD	378		275,456	280,486	(5,030)
South African Rand,
Expiring 04/12/16	Barclays Capital Group	ZAR	45,920		2,731,837	3,102,986	(371,149)
Expiring 05/12/16	Morgan Stanley	ZAR	2,161		149,172	145,153	4,019
South Korean Won,
Expiring 04/12/16	Bank of America	KRW	—	(r)	—	—	—
Expiring 04/12/16	Barclays Capital Group	KRW	195,777		171,283	171,139	144
Expiring 04/12/16	Citigroup Global Markets	KRW	3,866,963		3,194,517	3,380,330	(185,813)
Expiring 04/12/16	Citigroup Global Markets	KRW	1,630,460		1,337,320	1,425,278	(87,958)
Expiring 05/24/16	Barclays Capital Group	KRW	403,472		334,000	352,285	(18,285)
Expiring 05/24/16	JPMorgan Chase	KRW	1,682,257		1,398,094	1,468,835	(70,741)
Expiring 05/24/16	JPMorgan Chase	KRW	1,206,512		988,539	1,053,446	(64,907)
Expiring 05/24/16	JPMorgan Chase	KRW	443,143		368,288	386,923	(18,635)
Swedish Krona,
Expiring 06/15/16	Barclays Capital Group	SEK	570,030		66,452,170	70,415,352	(3,963,182)
Expiring 06/15/16	Barclays Capital Group	SEK	246,047		28,683,375	30,394,041	(1,710,666)
Expiring 06/15/16	Barclays Capital Group	SEK	32,031		3,920,066	3,956,714	(36,648)
Expiring 06/15/16	Barclays Capital Group	SEK	10,924		1,333,051	1,349,476	(16,425)
Expiring 06/15/16	Barclays Capital Group	SEK	10,862		1,329,327	1,341,755	(12,428)
Expiring 06/15/16	Barclays Capital Group	SEK	2,754		336,106	340,247	(4,141)
Expiring 06/15/16	Citigroup Global Markets	SEK	365		42,593	45,137	(2,544)
Expiring 06/15/16	Citigroup Global Markets	SEK	364		42,653	44,936	(2,283)
Expiring 06/15/16	Citigroup Global Markets	SEK	314		36,509	38,762	(2,253)
Expiring 06/15/16	Citigroup Global Markets	SEK	257		30,421	31,792	(1,371)
Expiring 06/15/16	Citigroup Global Markets	SEK	131		15,538	16,193	(655)
Expiring 06/15/16	Morgan Stanley	SEK	80,120		9,649,125	9,897,138	(248,013)
Expiring 06/15/16	Morgan Stanley	SEK	61,893		7,284,314	7,645,619	(361,305)
Expiring 06/15/16	Morgan Stanley	SEK	40,244		4,814,979	4,971,327	(156,348)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/15/16	Morgan Stanley	SEK	25,076	$3,020,026	$3,097,650	$(77,624)
Expiring 06/15/16	Morgan Stanley	SEK	21,243	2,569,705	2,624,115	(54,410)
Expiring 06/15/16	Morgan Stanley	SEK	20,197	2,455,617	2,494,941	(39,324)
Expiring 06/15/16	Morgan Stanley	SEK	20,127	2,374,666	2,486,234	(111,568)
Expiring 06/15/16	Morgan Stanley	SEK	15,671	1,844,338	1,935,818	(91,480)
Expiring 06/15/16	Morgan Stanley	SEK	11,157	1,334,816	1,378,159	(43,343)
Expiring 06/15/16	Morgan Stanley	SEK	8,667	1,022,589	1,070,633	(48,044)
Expiring 06/15/16	Morgan Stanley	SEK	7,641	902,157	943,940	(41,783)
Expiring 06/15/16	Morgan Stanley	SEK	6,709	811,603	828,788	(17,185)
Expiring 06/15/16	Morgan Stanley	SEK	2,783	338,366	343,785	(5,419)
Expiring 06/15/16	UBS AG	SEK	68,000	8,035,373	8,399,986	(364,613)
Expiring 06/15/16	UBS AG	SEK	2,000	240,424	247,058	(6,634)
Swiss Franc,
Expiring 04/04/16	Citigroup Global Markets	CHF	194	194,434	201,793	(7,359)
Expiring 06/15/16	UBS AG	CHF	4,625	4,682,307	4,826,961	(144,654)
Thai Baht,
Expiring 05/24/16	Deutsche Bank AG	THB	55,785	1,566,121	1,583,615	(17,494)
Expiring 05/24/16	JPMorgan Chase	THB	29,434	823,108	835,574	(12,466)
Expiring 05/24/16	JPMorgan Chase	THB	17,844	487,000	506,541	(19,541)
Expiring 05/24/16	UBS AG	THB	20,805	570,928	590,596	(19,668)
Turkish Lira,
Expiring 04/12/16	Citigroup Global Markets	TRY	2,140	694,850	756,790	(61,940)

				$1,751,843,270	$1,806,916,059	(55,072,789)

						$(12,532,920)

(r)	Less than $500 par.

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	32,940	01/04/21	12.487%	Brazilian interbank overnight lending rate(1)	$ (389,320)	$—	$ (389,320)	Bank of America
EUR	300	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,962)	—	(2,962)	JPMorgan Chase
EUR	300	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,962)	(35)	(2,927)	Deutsche Bank AG
EUR	100	10/15/17	0.570%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(964)	—	(964)	Deutsche Bank AG
EUR	100	10/15/17	0.550%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(918)	—	(918)	BNP Paribas
EUR	100	08/15/18	0.655%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,233)	(133)	(1,100)	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
EUR	300	09/15/18	0.605%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	$(3,167)	$—	$(3,167)	Deutsche Bank AG
EUR	200	09/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,426)	(172)	(2,254)	Goldman Sachs & Co.
EUR	200	09/15/18	0.615%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,181)	—	(2,181)	Credit Suisse First Boston Corp.
EUR	100	09/15/18	0.640%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,178)	—	(1,178)	Citigroup Global Markets
EUR	500	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(5,679)	379	(6,058)	Deutsche Bank AG
EUR	200	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,272)	—	(2,272)	Citigroup Global Markets
EUR	200	06/15/25	1.675%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	19,134	—	19,134	Citigroup Global Markets
GBP	2,590	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	143,293	—	143,293	Goldman Sachs & Co.
GBP	700	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	37,831	—	37,831	Citigroup Global Markets
GBP	500	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	42,461	—	42,461	Goldman Sachs & Co.
GBP	300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	28,025	—	28,025	Citigroup Global Markets
GBP	100	05/15/30	3.353%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,412	—	9,412	Credit Suisse First Boston Corp.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	1,300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$131,754	$ (1,199)	$132,953	Citigroup Global Markets
GBP	400	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	43,971	279	43,692	Citigroup Global Markets
GBP	300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	30,405	934	29,471	Goldman Sachs & Co.
GBP	200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	21,985	56	21,929	Bank of America
GBP	200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	20,270	940	19,330	BNP Paribas
GBP	100	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	10,993	(68)	11,061	Credit Suisse First Boston Corp.
GBP	1,200	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	89,108	(3,829)	92,937	Goldman Sachs & Co.
GBP	400	08/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	32,520	(4,559)	37,079	Bank of America
GBP	400	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	29,703	798	28,905	Deutsche Bank AG
GBP	200	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	14,851	(666)	15,517	Citigroup Global Markets
GBP	200	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	11,955	—	11,955	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	200	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$17,487	$—	$17,487	Goldman Sachs & Co.
GBP	100	04/15/35	3.335%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	7,823	54	7,769	Credit Suisse First Boston Corp.
GBP	100	11/15/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	27,180	394	26,786	Credit Suisse First Boston Corp.
GBP	600	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	55,166	6,582	48,584	Credit Suisse First Boston Corp.
GBP	100	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,194	1,097	8,097	Credit Suisse First Boston Corp.
MXN	4,000	02/09/29	7.380%	28 day Mexican interbank rate(1)	23,974	19,511	4,463	Hong Kong & Shanghai Bank
	23,250	02/26/18	0.771%	3 Month LIBOR(1)	(29,265)	—	(29,265)	Goldman Sachs & Co.
	2,700	04/15/16	1.730%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(74,287)	(5,730)	(68,557)	Goldman Sachs & Co.
	46,490	07/27/16	0.550%	3 Month LIBOR(2)	(7,317)	—	(7,317)	Goldman Sachs & Co.
	1,600	10/23/16	1.935%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(49,092)	(2,655)	(46,437)	Royal Bank of Scotland Group PLC
	2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(73,331)	—	(73,331)	Royal Bank of Scotland Group PLC
	1,300	11/05/16	1.860%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(36,847)	—	(36,847)	Deutsche Bank AG
	1,300	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(35,067)	(450)	(34,617)	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
1,200	11/29/16	1.845%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(33,114)	$—	$(33,114)	Deutsche Bank AG
700	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(18,882)	(153)	(18,729)	BNP Paribas
2,500	02/10/17	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(67,976)	—	(67,976)	Deutsche Bank AG
800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(43,685)	87	(43,772)	Goldman Sachs & Co.
1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(63,973)	—	(63,973)	Barclays Capital Group
4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(258,444)	8,389	(266,833)	Royal Bank of Scotland Group PLC
1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(74,661)	1,092	(75,753)	BNP Paribas
800	10/16/17	1.010%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	4,150	—	4,150	Bank of America
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(29,282)	(374)	(28,908)	Goldman Sachs & Co.
900	11/01/18	2.173%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(43,915)	—	(43,915)	Deutsche Bank AG
250	03/04/19	1.725%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(2,989)	—	(2,989)	Deutsche Bank AG
3,000	11/23/20	1.570%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	3,493	—	3,493	Bank of America
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(96,966)	—	(96,966)	Deutsche Bank AG

				$(588,217)	$20,569	$(608,786)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	43,300	09/21/18	1.000%	6 Month LIBOR(1)	$(99,722)	$(199,723)	$(100,001)
GBP	8,900	12/17/19	2.250%	6 Month LIBOR(1)	(633,028)	(689,471)	(56,443)
GBP	1,000	03/18/25	2.750%	6 Month LIBOR(1)	(109,443)	(176,728)	(67,285)
GBP	2,060	09/16/25	2.000%	6 Month LIBOR(1)	57,492	(170,413)	(227,905)
GBP	1,280	03/18/45	2.000%	6 Month LIBOR(1)	(45,427)	(161,207)	(115,780)
GBP	690	09/16/45	2.000%	6 Month LIBOR(1)	46,626	(88,973)	(135,599)
JPY	710,000	12/20/19	0.250%	6 Month LIBOR(1)	3,638	84,931	81,293
JPY	3,510,000	09/18/20	0.500%	6 Month LIBOR(1)	416,497	832,014	415,517
JPY	1,171,740	07/22/24	0.678%	6 Month LIBOR(2)	—	(525,443)	(525,443)
JPY	210,000	03/18/26	0.300%	6 Month LIBOR(1)	30,302	26,557	(3,745)
JPY	5,820,000	06/19/33	1.500%	6 Month LIBOR(1)	4,084,654	9,467,738	5,383,084
JPY	180,000	06/17/35	1.250%	6 Month LIBOR(1)	(9,781)	231,505	241,286
MXN	115,300	06/11/20	5.535%	28 Day Mexican Interbank Rate(1)	77,053	108,169	31,116
MXN	68,700	10/22/20	5.310%	28 Day Mexican Interbank Rate(1)	12,952	18,453	5,501
MXN	150,800	02/05/21	5.095%	28 Day Mexican Interbank Rate(1)	(101,809)	(65,836)	35,973
MXN	25,000	11/17/21	5.430%	28 Day Mexican Interbank Rate(1)	(41,814)	(726)	41,088
MXN	26,700	07/13/22	5.940%	28 Day Mexican Interbank Rate(1)	—	30,687	30,687
MXN	49,100	09/02/22	5.500%	28 Day Mexican Interbank Rate(1)	(91,297)	(15,207)	76,090
MXN	51,900	09/16/22	5.975%	28 Day Mexican Interbank Rate(1)	—	65,208	65,208
MXN	82,900	06/05/25	6.530%	28 Day Mexican Interbank Rate(1)	69,852	198,382	128,530
MXN	13,900	01/30/26	5.990%	28 Day Mexican Interbank Rate(1)	3,901	(3,702)	(7,603)
	198,920	06/15/16	0.420%	3 Month LIBOR(2)	—	(11,437)	(11,437)
	1,400	12/16/17	1.500%	3 Month LIBOR(2)	12,302	21,928	9,626
	1,100	12/16/17	1.500%	3 Month LIBOR(1)	(4,840)	(17,242)	(12,402)
	72,200	05/15/19	1.500%	3 Month LIBOR(1)	(22,241)	(205,985)	(183,744)
	4,800	12/16/20	2.000%	3 Month LIBOR(1)	(117,553)	(213,340)	(95,787)
	80,300	06/17/22	2.500%	3 Month LIBOR(1)	(2,193,337)	(6,283,188)	(4,089,851)
	5,200	08/31/22	1.897%	3 Month LIBOR(2)	—	(183,106)	(183,106)
	80,400	11/30/22	1.900%	3 Month LIBOR(2)	9,227	(2,720,026)	(2,729,253)
	3,700	12/16/22	2.250%	3 Month LIBOR(1)	34,601	(206,238)	(240,839)
	400	12/16/22	2.250%	3 Month LIBOR(1)	2,777	25,150	22,373
	7,900	06/17/25	2.750%	3 Month LIBOR(1)	(305,312)	(866,245)	(560,933)
	4,600	08/05/25	2.350%	3 Month LIBOR(1)	—	(311,645)	(311,645)
	800	09/16/25	2.233%	3 Month LIBOR(1)	—	(44,138)	(44,138)
	500	09/16/25	2.225%	3 Month LIBOR(1)	—	(27,248)	(27,248)
	700	10/02/25	2.350%	3 Month LIBOR(1)	—	(42,679)	(42,679)
	18,100	10/28/25	2.800%	3 Month LIBOR(1)	(234,621)	(569,891)	(335,270)
	1,700	12/16/25	2.500%	3 Month LIBOR(1)	18,627	(148,698)	(167,325)
	9,100	02/22/26	2.500%	3 Month LIBOR(1)	—	(141,649)	(141,649)
	3,250	03/16/26	2.400%	3 Month LIBOR(2)	—	34,482	34,482
	16,000	06/15/26	2.250%	3 Month LIBOR(1)	(48,580)	(853,937)	(805,357)
	5,900	06/15/26	2.250%	3 Month LIBOR(1)	19,778	(304,979)	(324,757)
	1,400	06/15/26	2.250%	3 Month LIBOR(1)	(18,682)	(74,720)	(56,038)
	1,584	02/15/41	2.720%	3 Month LIBOR(2)	(2,663)	(191,967)	(189,304)
	6,000	11/04/45	2.591%	3 Month LIBOR(2)	—	(655,130)	(655,130)
	200	06/15/46	2.500%	3 Month LIBOR(1)	16,140	14,974	(1,166)
	200	06/15/46	2.500%	3 Month LIBOR(1)	(17,940)	(16,299)	1,641

					$818,329	$(5,027,038)	$(5,845,367)

(1)	Portfolio pays the floating rate and receives the fixed rate.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AAA.8	10/17/57	0.500%	1,200	$(52,914)	$(63,017)	$10,103	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BMW Finance NV	12/20/20	1.000%	EUR	1,500	0.659%	$28,465	$(21,035)	$49,500	Barclays Capital Group
Chesapeake Energry Corp.	09/20/18	5.000%		200	32.414%	(94,875)	(15,263)	(79,612)	Morgan Stanley
Ford Motor Credit Co.	06/20/21	5.000%		800	1.771%	127,834	123,381	4,453	JPMorgan Chase
Italy Government	03/20/19	1.000%		1,200	0.831%	6,683	(20,829)	27,512	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%		700	0.752%	6,364	2,342	4,022	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%		200	0.752%	1,818	329	1,489	Barclays Capital Group
Peoples Republic of China	03/20/19	1.000%		200	0.752%	1,818	126	1,692	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%		100	0.752%	910	189	721	Morgan Stanley
Republic of Brazil	12/20/20	1.000%		125	3.263%	(12,268)	(20,372)	8,104	Deutsche Bank AG
Republic of Indonesia	12/20/19	1.000%		300	1.379%	(4,468)	(9,981)	5,513	Barclays Capital Group
Tesco PLC	12/20/20	1.000%	EUR	800	2.579%	(64,290)	(74,222)	9,932	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		300	1.119%	(1,073)	2,557	(3,630)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		200	1.119%	(716)	1,753	(2,469)	Citigroup Global Markets
United Mexican States	09/20/20	1.000%		1,800	1.385%	(29,101)	(32,234)	3,133	Barclays Capital Group
United Mexican States	09/20/20	1.000%		1,600	1.385%	(25,868)	(29,033)	3,165	Bank of America
Volkswagen International	12/20/16	1.000%	EUR	20	0.711%	(143)	(168)	25	Bank of America

						$(58,910)	$(92,460)	$33,550

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR 2,373	$263,515	$172,847	$(90,668)
Dow Jones CDX NA HY26	06/20/21	5.000%	450	8,775	12,901	4,126
Dow Jones CDX NA IG25 5Y Index	12/20/16	1.000%	400	996	2,068	1,072
Dow Jones CDX NA IG25 5Y Index	12/20/20	1.000%	6,840	(64,740)	36,668	101,408
Markit iTraxx Europe Crossover Index	12/20/20	5.000%	EUR 1,120	83,873	95,844	11,971

				$292,419	$320,328	$27,909

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX NA HY26 5Y Index	06/20/21	5.000%	6,225	$ —	$(80,672)	$(80,672)
Dow Jones CDX NA IG26 5Y Index	06/20/21	1.000%	50	—	(42)	(42)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(2) (cont’d.):
Markit CDX NA HY25	12/20/20	5.000%	93	$1,783	$2,550	$767

				$1,783	$(78,164)	$(79,947)

Cash of $3,024,993, $1,730,000, and $432,014 have been segregated with Goldman Sachs & Co., Morgan Stanley, and Citigroup Global Markets respectively, and U.S. Treasury Securities with a market value of $1,738,968 and $559,643 have been segregated with Morgan Stanley and Goldman Sachs, & Co., respectively to cover requirement for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016:

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements:
Bank of America	229	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	—	—	—
Bank of America	(4)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	(25,556)	—	(25,556)
Credit Suisse First Boston Corp.	20,000	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	$(352)	$—	$(352)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of FormFactor, Inc.	250	—	250
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(265,579)	—	(265,579)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of ADT Corp.	3,057	—	3,057
Deutsche Bank AG	(17)	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum	71	—	71
Deutsche Bank AG	600	Pay or receive amounts based on market value fluctuation of Aegean, Inc.	(128,888)	—	(128,888)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	(9,551)	—	(9,551)
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	332,115	—	332,115
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of AGL Resources, Inc.	18,569	—	18,569
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Airgas, Inc.	1,134	—	1,134
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(20,027)	—	(20,027)
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of Allergan PLC	156,117	—	156,117
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(154,923)	—	(154,923)
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of Anchor Bancorp Wisconsin, Inc.	10,972	—	10,972
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(3,177)	—	(3,177)
Deutsche Bank AG	15	Pay or receive amounts based on market value fluctuation of Apollo Education Group	(1,595)	—	(1,595)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(15,689)	—	(15,689)
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Ark Restaurants Corp.	(3,511)	—	(3,511)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG	AUD	107	Pay or receive amounts based on market value fluctuation of Asciano Ltd.	$25,322	$—	$25,322
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Astoria Financial Corp.	5,164	—	5,164
Deutsche Bank AG		22	Pay or receive amounts based on market value fluctuation of Atmel Corp.	393	—	393
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Baker Hughes, Inc.	(85,688)	—	(85,688)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Ball Corp.	(18,073)	—	(18,073)
Deutsche Bank AG		12	Pay or receive amounts based on market value fluctuation of Baxalta, Inc.	21,687	—	21,687
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of BB&T Corp.	22,763	—	22,763
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Blount International, Inc.	211	—	211
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(116,184)	—	(116,184)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	57,656	—	57,656
Deutsche Bank AG	GBP	196	Pay or receive amounts based on market value fluctuation of Cable & Wireless Communications PLC	308	—	308
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Cablevision Systems Corp.	3,249	—	3,249
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(283,343)	—	(283,343)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Cameron International Corp.	15,388	—	15,388
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Cameron International Corp.	24	—	24
Deutsche Bank AG	CAD	— (r)	Pay or receive amounts based on market value fluctuation of Canadian Pacific Railway Ltd.	(1,855)	—	(1,855)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley	4,618	—	4,618
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Centene Corp.	(305)	—	(305)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo Corp.	(128,827)	—	(128,827)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Chemical Financial Corp.	$(1,530)	$—	$(1,530)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of CIGNA Corp.	(28,873)	—	(28,873)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Cleco Corp.	8,394	—	8,394
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	18,300	—	18,300
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	(23,065)	—	(23,065)
Deutsche Bank AG	EUR	6	Pay or receive amounts based on market value fluctuation of Delhaize Group SA	73,076	—	73,076
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of DENTSPLY International, Inc.	(24)	—	(24)
Deutsche Bank AG		17	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(27,925)	—	(27,925)
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(61,951)	—	(61,951)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.^	22	—	22
Deutsche Bank AG	EUR	55	Pay or receive amounts based on market value fluctuation of Enel Green Power SpA	4,600	—	4,600
Deutsche Bank AG	EUR	(27)	Pay or receive amounts based on market value fluctuation of Enel SpA	(3,323)	—	(3,323)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Energy XXI Ltd.	(524,180)	—	(524,180)
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(1,627,096)	—	(1,627,096)
Deutsche Bank AG		(171)	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	989,452	—	989,452
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Fidelity & Guaranty Life	680	—	680
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of First Niagara Financial Group, Inc.	(595)	—	(595)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of FirstMerit Corp.	7,104	—	7,104
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of FNB Corp.	—	—	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Fresh Market, Inc. (The)	$303	$—	$303
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Global Payments, Inc.	(12,171)	—	(12,171)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of GTAdvanced Technologies, Inc.	(288,250)	—	(288,250)
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	8,211	—	8,211
Deutsche Bank AG		17	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	76,425	—	76,425
Deutsche Bank AG		19	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(95,562)	—	(95,562)
Deutsche Bank AG		(9)	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(39,946)	—	(39,946)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Heartland Payment Systems, Inc.	8,593	—	8,593
Deutsche Bank AG		550	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	100,259	—	100,259
Deutsche Bank AG	GBP	29	Pay or receive amounts based on market value fluctuation of Home Retail Group PLC	(151)	—	(151)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Humana, Inc.	(11,630)	—	(11,630)
Deutsche Bank AG		(9)	Pay or receive amounts based on market value fluctuation of Huntington Bancshares, Inc.	(7,531)	—	(7,531)
Deutsche Bank AG	TWD	144	Pay or receive amounts based on market value fluctuation of Inotera Memories, Inc.	6,655	—	6,655
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Interval Leisure Group, Inc.	(580)	—	(580)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Iron Mountain, Inc.	(16,397)	—	(16,397)
Deutsche Bank AG	EUR	34	Pay or receive amounts based on market value fluctuation of Italcementi SpA	19,779	—	19,779
Deutsche Bank AG	GBP	(9)	Pay or receive amounts based on market value fluctuation of J Sainsbury PLC	(1,244)	—	(1,244)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	$30,205	$—	$30,205
Deutsche Bank AG		(30)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(10,346)	—	(10,346)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Jarden Corp.	21,506	—	21,506
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Journal Media Group, Inc.	743	—	743
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of KeyCorp	1,242	—	1,242
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of KLA-Tencor Corp.	17,746	—	17,746
Deutsche Bank AG	EUR	(30)	Pay or receive amounts based on market value fluctuation of Koninklijke Ahold NV	(64,800)	—	(64,800)
Deutsche Bank AG	CAD	15	Pay or receive amounts based on market value fluctuation of Lake Shore Gold Corp.	415	—	415
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Lam Research Corp.	(15,074)	—	(15,074)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	3,025	—	3,025
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	4,530	—	4,530
Deutsche Bank AG	GBP	2	Pay or receive amounts based on market value fluctuation of London Stock Exchange Group PLC	8,515	—	8,515
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Marriott International, Inc.	3,328	—	3,328
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Media General, Inc.	15,127	—	15,127
Deutsche Bank AG		325	Pay or receive amounts based on market value fluctuation of Medicines Co. (The)	(102,766)	—	(102,766)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Medicines Co. (The)	15,227	—	15,227
Deutsche Bank AG		2,625	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(9,830)	—	(9,830)
Deutsche Bank AG		(103)	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(393,180)	—	(393,180)
Deutsche Bank AG		33	Pay or receive amounts based on market value fluctuation of National Penn Bancshares, Inc.	(41,720)	—	(41,720)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG	(7)	Pay or receive amounts based on market value fluctuation of New York Community Bancorp	$(3,532)	$—	$(3,532)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Newell Rubbermaid, Inc.	(21,756)	—	(21,756)
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Newport Corp.	737	—	737
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Nexstar Broadcasting Group	14,182	—	14,182
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(86,770)	—	(86,770)
Deutsche Bank AG	1,650	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(405,943)	—	(405,943)
Deutsche Bank AG	(27)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(19,207)	—	(19,207)
Deutsche Bank AG	132	Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	(30,623)	—	(30,623)
Deutsche Bank AG	(12)	Pay or receive amounts based on market value fluctuation of Old National Bancorp	(4,289)	—	(4,289)
Deutsche Bank AG	(16)	Pay or receive amounts based on market value fluctuation of Pfizer, Inc.	22,792	—	22,792
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Phoenix Cos., Inc. (The)	1,859	—	1,859
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Piedmont Natural Gas Co.	9,129	—	9,129
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of PowerSecure International, Inc.	140	—	140
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(134,375)	—	(134,375)
Deutsche Bank AG	32	Pay or receive amounts based on market value fluctuation of Property Development Center	1,213	—	1,213
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Prosensa	174	—	174
Deutsche Bank AG	150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(39,629)	—	(39,629)
Deutsche Bank AG	(30)	Pay or receive amounts based on market value fluctuation of Quantum Corp.	1,593	—	1,593
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of Questar Corp.	450	—	450

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG	AUD	39	Pay or receive amounts based on market value fluctuation of Recall Holdings Ltd.	$14,518	$—	$14,518
Deutsche Bank AG	GBP	62	Pay or receive amounts based on market value fluctuation of Rexam PLC	22,815	—	22,815
Deutsche Bank AG		46	Pay or receive amounts based on market value fluctuation of Rite Aid Corp.	8,460	—	8,460
Deutsche Bank AG	CAD	1	Pay or receive amounts based on market value fluctuation of Rona, Inc.	521	—	521
Deutsche Bank AG	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Royal Dutch Shell PLC	1	—	1
Deutsche Bank AG	GBP	9	Pay or receive amounts based on market value fluctuation of SABMiller PLC	(4,853)	—	(4,853)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of SanDisk Corp.	(10,407)	—	(10,407)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Schlumberger Ltd.	(10,655)	—	(10,655)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.^	(1,499)	—	(1,499)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Shire PLC	19,126	—	19,126
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Snyder’s-Lance, Inc.	253	—	253
Deutsche Bank AG		(28)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	73,056	—	73,056
Deutsche Bank AG	CHF	1	Pay or receive amounts based on market value fluctuation of Syngenta AG	6,256	—	6,256
Deutsche Bank AG	CAD	(2)	Pay or receive amounts based on market value fluctuation of Tahoe Resources, Inc.	(356)	—	(356)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Talmer Bancorp, Inc.	3,066	—	3,066
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Teco Energy, Inc.	12,398	—	12,398
Deutsche Bank AG	EUR	61	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	(7,666)	—	(7,666)
Deutsche Bank AG	EUR	(61)	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	10,233	—	10,233
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Time Warner Cable, Inc.	11,583	—	11,583

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty(1)(2)(3)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (cont’d.):
Deutsche Bank AG		20	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	$133,833	$—	$133,833
Deutsche Bank AG		(29)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	3,911	—	3,911
Deutsche Bank AG	EUR	42	Pay or receive amounts based on market value fluctuation of TNT Express NV	23,653	—	23,653
Deutsche Bank AG	EUR	3	Pay or receive amounts based on market value fluctuation of USG People NV	2,781	—	2,781
Deutsche Bank AG		1,250	Pay or receive amounts based on market value fluctuation of Virginia Media Finance	(58,574)	—	(58,574)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Western Digital Corp.	(4,502)	—	(4,502)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Yadkin Financial Corp.	6	—	6
Deutsche Bank AG	JPY	(303)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	(89,642)	—	(89,642)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	(448,482)	—	(448,482)

				$(3,534,354)	$—	$(3,534,354)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 8/12/19.

(2)	Credit Suisse First Boston Corp. total return swaps have termination dates of 7/7/16.

(3)	Deutsche Bank AG positions have a termination date of 4/17/16. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(4)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,977,756,266	$—	$—
Common Stocks	333,257,624	89,408,622	1,859,740
Exchange Traded Funds	88,212,360	—	—
Preferred Stocks	3,080,142	—	98
Rights	118,718	3	37,040
Unaffiliated Funds	9,438,016	—	—
Warrants	1,289,228	—	11,837
Asset-Backed Securities
Collateralized Debt Obligations	—	1,742,027	—
Collateralized Loan Obligations	—	4,819,570	—
Non-Residential Mortgage-Backed Securities	—	2,706,619	893,364
Residential Mortgage-Backed Securities	—	11,881,561	900,822
Bank Loans	—	151,613	—
Certificates of Deposit	—	2,749,430	—
Commercial Mortgage-Backed Securities	—	13,168,575	2,732,221
Convertible Bonds	—	1,296,231	14,421
Corporate Bonds	—	222,095,057	—
Foreign Government Bonds	—	253,890,950	—
Municipal Bonds	—	3,578,732	—
Residential Mortgage-Backed Securities	—	46,350,214	—
U.S. Government Agency Obligations	—	16,061,903	—
U.S. Treasury Obligations	—	494,450,070	—
Unaffiliated Mutual Fund	28,585,851	—	—
Repurchase Agreements	—	34,500,000	—
Commercial Paper	—	4,897,397	—
Options Purchased	253,629	616,891	—
Short Sales – Common Stocks	(166,902,571)	—	—
Short Sales – U.S. Government Agency Obligation	—	(2,242,785)	—
Options Written	(830,466)	(918,388)	—
Other Financial Instruments*
Financial Futures Contracts	1,520,756	—	—
Commodity Futures Contracts	2,395,982	—	—
OTC Forward Foreign Currency Contracts	—	(12,532,920)	—
OTC Interest Rate Swap Agreements	—	(588,217)	—
Centrally Cleared Interest Rate Swaps Agreements	—	(5,845,367)	—
OTC Credit Default Swaps Agreements	—	(111,824)	—
Centrally Cleared Credit Default Swaps Agreements	—	(52,038)	—
OTC Total Return Swap Agreements	—	(3,532,877)	(1,477)

Total	$4,278,175,535	$1,178,541,049	$6,448,066

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$(51,123)
Equity contracts	(765,194)
Foreign exchange contracts	(12,427,544)
Interest rate contracts	(7,321,611)
Commodity contracts	2,395,982

Total	$(18,169,490)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.3%
AFFILIATED MUTUAL FUNDS — 2.9%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$39,525,099
AST Small-Cap Growth Opportunities Portfolio*	4,213,663	55,662,489
AST Small-Cap Growth Portfolio*	1,904,972	57,720,653
AST Small-Cap Value Portfolio*	3,999,408	84,587,487

TOTAL AFFILIATED MUTUAL FUNDS (cost $200,005,968)(w)		237,495,728

COMMON STOCKS — 48.2%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	1,072,500	7,823,095
Boeing Co. (The)(a)	135,100	17,149,594
Elbit Systems Ltd. (Israel)	26,689	2,509,160
Meggitt PLC (United Kingdom)	464,600	2,708,425
Raytheon Co.	84,300	10,337,709
Safran SA (France)	137,739	9,614,199
United Technologies Corp.	142,000	14,214,200

		64,356,382

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	412,535	20,135,833
Royal Mail PLC (United Kingdom)	78,600	541,991
United Parcel Service, Inc. (Class B Stock)	169,104	17,835,399

		38,513,223

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,509,000	2,983,417
Deutsche Lufthansa AG (Germany)*	187,000	3,018,078
easyJet PLC (United Kingdom)	128,000	2,785,890
International Consolidated Airlines Group SA (United Kingdom)	155,100	1,229,935
Japan Airlines Co. Ltd. (Japan)(a)	88,800	3,255,405
Qantas Airways Ltd. (Australia)*	1,134,500	3,541,171
Ryanair Holdings PLC (Ireland), ADR	178,747	15,340,068
Southwest Airlines Co.	412,700	18,488,960

		50,642,924

Auto Components — 0.7%
Calsonic Kansei Corp. (Japan)	392,000	2,912,701
Cie Generale des Etablissements Michelin (France)	40,200	4,107,187
Continental AG (Germany)	52,352	11,873,976
Johnson Controls, Inc.	330,100	12,863,997
Keihin Corp. (Japan)	174,400	2,606,876
Showa Corp. (Japan)	178,800	1,559,776
Toyo Tire & Rubber Co. Ltd. (Japan)	97,300	1,453,822
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,256,398
Valeo SA (France)	99,210	15,427,043
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	3,026,379

		58,088,155

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	151,855	13,941,196
Daihatsu Motor Co. Ltd. (Japan)	207,600	2,923,714
Daimler AG (Germany)	107,900	8,257,887
Fuji Heavy Industries Ltd. (Japan)	327,500	11,565,086
General Motors Co.	343,300	10,789,919
Hero MotoCorp Ltd. (India)	236,385	10,512,993
Isuzu Motors Ltd. (Japan)	323,200	3,333,800
Nissan Motor Co. Ltd. (Japan)	635,100	5,871,656
Renault SA (France)	47,600	4,730,381

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tata Motors Ltd. (India)*	1,493,997	$8,707,118
Volkswagen AG (Germany)	29,800	4,329,188

		84,962,938

Banks — 2.3%
Aozora Bank Ltd. (Japan)(a)	586,000	2,045,410
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,694,339
Banco Santander SA (Spain)	327,500	1,438,344
Bank Hapoalim BM (Israel)	559,300	2,903,230
Bank of America Corp.	1,248,400	16,878,368
Barclays PLC (United Kingdom)	761,200	1,633,987
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	2,804,874
BNP Paribas SA (France)	89,000	4,471,422
Citigroup, Inc.	326,700	13,639,725
Credit Agricole SA (France)	267,600	2,893,799
CYBG PLC (United Kingdom)*	35,200	106,311
Danske Bank A/S (Denmark)	126,900	3,581,177
DBS Group Holdings Ltd. (Singapore)	353,200	4,023,645
DnB ASA (Norway)	227,300	2,684,025
Fifth Third Bancorp	812,200	13,555,618
Gunma Bank Ltd. (The) (Japan)	459,000	1,895,820
HSBC Holdings PLC (United Kingdom)	772,800	4,806,000
ING Groep NV (Netherlands), CVA	325,100	3,890,422
Intesa Sanpaolo SpA (Italy)	3,656,072	10,109,120
JPMorgan Chase & Co.	658,600	39,002,292
Keiyo Bank Ltd. (The) (Japan)	327,000	1,180,882
Lloyds Banking Group PLC (United Kingdom)	2,157,400	2,101,298
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	4,042,358
Mizuho Financial Group, Inc. (Japan)	2,654,300	3,955,658
National Australia Bank Ltd. (Australia)	140,800	2,827,110
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,137,363
Nordea Bank AB (Sweden)	293,400	2,814,265
Resona Holdings, Inc. (Japan)	1,007,500	3,592,275
Societe Generale SA (France)	100,100	3,698,903
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	3,706,672
Swedbank AB (Sweden) (Class A Stock)	172,100	3,696,108
U.S. Bancorp	141,200	5,731,308
Wells Fargo & Co.	334,100	16,157,076

		189,699,204

Beverages — 1.1%
Coca-Cola Co. (The)(a)	555,669	25,777,485
Monster Beverage Corp.*	196,431	26,199,967
PepsiCo, Inc.	183,100	18,764,088
SABMiller PLC (United Kingdom), ADR	275,622	16,840,504

		87,582,044

Biotechnology — 0.7%
AbbVie, Inc.	69,500	3,969,840
Actelion Ltd. (Switzerland)*	104,568	15,605,707
Alexion Pharmaceuticals, Inc.*	94,349	13,135,268
Amgen, Inc.	129,528	19,420,133
Gilead Sciences, Inc.	84,600	7,771,356

		59,902,304

Building Products — 0.1%
Daikin Industries Ltd. (Japan)(a)	156,700	11,703,073

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 1.9%
3i Group PLC (United Kingdom)	447,300	$2,924,773
Ameriprise Financial, Inc.	200,900	18,886,609
Bank of New York Mellon Corp. (The)	579,400	21,339,302
Charles Schwab Corp. (The)	663,263	18,584,629
Credit Suisse Group AG (Switzerland)*	312,900	4,418,760
Deutsche Bank AG (Germany)	116,700	1,981,242
Greenhill & Co., Inc.	66,051	1,466,332
Intermediate Capital Group PLC (United Kingdom)	316,700	2,810,828
Invesco Ltd.	268,000	8,246,360
Macquarie Group Ltd. (Australia)	194,773	9,858,244
Man Strategic Holdings PLC (United Kingdom)	1,118,400	2,444,456
Mediobanca SpA (Italy)	218,900	1,574,239
Morgan Stanley	896,100	22,411,461
Partners Group Holding AG (Switzerland)	33,928	13,630,538
SEI Investments Co	408,575	17,589,154
UBS Group AG (Switzerland)	418,200	6,727,181

		154,894,108

Chemicals — 0.9%
Akzo Nobel NV (Netherlands)	53,700	3,660,574
Arkema SA (France)	26,800	2,007,795
Asahi Kasei Corp. (Japan)	565,000	3,815,845
BASF SE (Germany)	85,500	6,429,233
Celanese Corp. (Class A Stock)	172,200	11,279,100
E.I. du Pont de Nemours & Co.	198,000	12,537,360
Ecolab, Inc.	186,104	20,754,318
Huabao International Holdings Ltd. (Hong Kong)*	5,026,000	1,897,702
Kaneka Corp. (Japan)	250,000	2,140,708
Mitsubishi Gas Chemical Co., Inc. (Japan)	716,000	3,845,311
Toagosei Co. Ltd. (Japan)	137,500	1,144,165
Ube Industries Ltd. (Japan)	1,130,000	1,997,569
Yara International ASA (Norway)	101,400	3,806,534

		75,316,214

Commercial Services & Supplies — 0.5%
Downer EDI Ltd. (Australia)	1,016,200	2,989,894
Mineral Resources Ltd. (Australia)	235,600	1,081,864
Programmed Maintenance Services Ltd. (Australia)	703,285	797,265
Securitas AB (Sweden) (Class B Stock)	140,000	2,315,110
Stericycle, Inc.*(a)	151,657	19,137,597
Toppan Forms Co. Ltd. (Japan)	25,600	284,828
Tyco International PLC	437,400	16,056,954

		42,663,512

Communications Equipment — 0.8%
Cisco Systems, Inc.	1,849,932	52,667,564
Juniper Networks, Inc.(a)	241,400	6,158,114
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	674,700	6,755,573

		65,581,251

Construction & Engineering — 0.2%
Astaldi SpA (Italy)(a)	99,700	460,808
Ausdrill Ltd. (Australia)*	991,000	367,049
Carillion PLC (United Kingdom)(a)	628,000	2,651,064
CIMIC Group Ltd. (Australia)	1	27
Kyowa Exeo Corp. (Japan)(a)	309,700	3,437,149

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	164,959	$12,243,957

		19,160,054

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	6,980,000	2,136,565
Fletcher Building Ltd. (New Zealand)	396,400	2,160,817
Vulcan Materials Co.	83,500	8,815,095

		13,112,477

Consumer Finance — 0.3%
American Express Co.	371,271	22,796,039
Cembra Money Bank AG (Switzerland)*	30,900	2,156,786

		24,952,825

Containers & Packaging — 0.2%
International Paper Co.	347,300	14,253,192
Rexam PLC (United Kingdom)	257,000	2,336,144
Smurfit Kappa Group PLC (Ireland)	123,200	3,169,143

		19,758,479

Diversified Financial Services — 0.5%
Challenger Ltd. (Australia)	633,100	4,062,783
FactSet Research Systems, Inc.	75,135	11,385,206
Fuyo General Lease Co. Ltd. (Japan)	44,400	1,894,756
IG Group Holdings PLC (United Kingdom)	703,302	8,067,385
ORIX Corp. (Japan)	851,800	12,132,369
Pargesa Holding SA (Switzerland)	5,100	325,042

		37,867,541

Diversified Telecommunication Services — 0.4%
BT Group PLC (United Kingdom)	292,400	1,846,253
Nippon Telegraph & Telephone Corp. (Japan)	217,200	9,382,499
Orange SA (France)	280,000	4,889,627
PCCW Ltd. (Hong Kong)	2,087,500	1,352,100
SBA Communications Corp. (Class A Stock)*	118,069	11,826,972
TDC A/S (Denmark)	562,000	2,746,803
TeliaSonera AB (Sweden)	618,300	3,203,770

		35,248,024

Electric Utilities — 0.7%
EDP - Energias de Portugal SA (Portugal)	516,500	1,833,807
Electricite de France SA (France)(a)	270,500	3,028,443
Enel SpA (Italy)	1,157,700	5,132,352
Entergy Corp.	161,900	12,835,432
Exelon Corp.	494,500	17,732,770
FirstEnergy Corp.	412,500	14,837,625
Iberdrola SA (Spain)	544,300	3,623,390

		59,023,819

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	554,000	2,604,093
TKH Group NV (Netherlands)	65,800	2,812,785

		5,416,878

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	353,819	20,457,815
Anritsu Corp. (Japan)	357,900	1,966,581
Enplas Corp. (Japan)	62,900	2,328,664
Hexagon AB (Sweden) (Class B Stock)	243,353	9,458,006
Keyence Corp. (Japan)	18,900	10,307,534

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	$1,667,317
Murata Manufacturing Co. Ltd. (Japan)(a)	69,900	8,434,611
National Instruments Corp.	305,419	9,196,166
TE Connectivity Ltd. (Switzerland)	193,400	11,975,328
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	2,479,461

		78,271,483

Energy Equipment & Services — 0.2%
AMEC Foster Wheeler PLC (United Kingdom)	130,100	839,445
Fred Olsen Energy ASA (Norway)*	54,244	182,891
Petrofac Ltd. (United Kingdom)	100,900	1,331,609
ProSafe SE (Norway)(a)	380,000	223,427
Schlumberger Ltd.	228,405	16,844,869

		19,422,241

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	283,194	12,603,360
Costco Wholesale Corp.	136,865	21,567,187
Delhaize Group (Belgium)	55,900	5,825,957
Distribuidora Internacional de Alimentacion SA (Spain)*	543,300	2,815,133
J Sainsbury PLC (United Kingdom)(a)	1,407,688	5,578,214
Koninklijke Ahold NV (Netherlands)	134,500	3,021,053
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	62,100	3,247,561
Metcash Ltd. (Australia)*(a)	2,040,500	2,716,024
METRO AG (Germany)	138,900	4,296,660
Sonae SGPS SA (Portugal)	842,836	1,014,482
Wal-Mart de Mexico SAB de CV (Mexico)	3,819,400	9,041,622
Wal-Mart Stores, Inc.	152,400	10,437,876
WM Morrison Supermarkets PLC (United Kingdom)(a)	1,935,900	5,513,181

		87,678,310

Food Products — 0.9%
Aryzta AG (Switzerland)*	22,000	909,157
Dairy Crest Group PLC (United Kingdom)	11,629	103,132
Danone SA (France), ADR	1,707,544	24,264,200
Ebro Foods SA (Spain)(a)	62,100	1,353,478
Marine Harvest ASA (Norway)*	145,000	2,232,394
Mead Johnson Nutrition Co.	224,599	19,084,177
Morinaga Milk Industry Co. Ltd. (Japan)	318,000	1,702,200
Origin Enterprises PLC (Ireland)*	132,900	1,016,247
Premier Foods PLC (United Kingdom)*	672,846	549,964
Prima Meat Packers Ltd. (Japan)	426,200	1,078,431
Tyson Foods, Inc. (Class A Stock)	247,800	16,518,348
Wilmar International Ltd. (Singapore)	1,391,400	3,469,671

		72,281,399

Gas Utilities
Gas Natural SDG SA (Spain)	192,200	3,880,278

Health Care Equipment & Supplies — 0.9%
Hoya Corp. (Japan)	270,800	10,293,280
Intuitive Surgical, Inc.*	36,734	22,078,971
Medtronic PLC	340,568	25,542,600
Varian Medical Systems, Inc.*	188,296	15,067,446

		72,982,297

Health Care Providers & Services — 0.7%
Aetna, Inc.	172,100	19,335,435

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
DaVita HealthCare Partners, Inc.*	190,741	$13,996,575
Express Scripts Holding Co.*(a)	253,137	17,387,980
Primary Health Care Ltd. (Australia)(a)	673,400	1,929,135
Ship Healthcare Holdings, Inc. (Japan)	111,900	2,817,285
Sigma Pharmaceuticals Ltd. (Australia)	3,055,700	2,483,075
Toho Holdings Co. Ltd. (Japan)	156,200	3,338,433

		61,287,918

Health Care Technology — 0.2%
Cerner Corp.*(a)	257,009	13,611,197

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	299,600	15,809,892
Compass Group PLC (United Kingdom)	1,014,715	17,887,731
Hilton Worldwide Holdings, Inc.	113,049	2,545,863
Las Vegas Sands Corp.	168,500	8,708,080
Plenus Co. Ltd. (Japan)	68,500	1,234,931
Starbucks Corp.	437,667	26,128,720
Yum! Brands, Inc.	209,153	17,119,173

		89,434,390

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	511,722	4,108,094
Bellway PLC (United Kingdom)	87,400	3,287,646
Berkeley Group Holdings PLC (United Kingdom)	85,500	3,942,297
Bovis Homes Group PLC (United Kingdom)	140,500	1,875,829
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	3,533,587

		16,747,453

Household Products — 0.7%
Procter & Gamble Co. (The)	511,178	42,075,061
Reckitt Benckiser Group PLC (United Kingdom)	134,078	12,932,673

		55,007,734

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,802,400	21,268,320

Industrial Conglomerates — 1.1%
Bidvest Group Ltd. (The) (South Africa)	319,916	8,073,424
Danaher Corp.(a)	246,231	23,357,473
General Electric Co.(a)	1,433,900	45,583,681
Nisshinbo Holdings, Inc. (Japan)	242,300	2,569,497
Rheinmetall AG (Germany)	46,900	3,739,728
Siemens AG (Germany)	37,200	3,934,308
Smiths Group PLC (United Kingdom)	126,000	1,942,938

		89,201,049

Insurance — 2.3%
Aegon NV (Netherlands)	398,200	2,188,428
AIA Group Ltd. (Hong Kong)	2,182,400	12,404,813
Allianz SE (Germany)	44,000	7,145,839
Aviva PLC (United Kingdom)	469,700	3,066,870
AXA SA (France)	228,600	5,360,387
Baloise Holding AG (Switzerland)	41,500	5,267,691
Beazley PLC (United Kingdom)	314,700	1,621,587
CNP Assurances (France)	167,700	2,611,533
Discovery Ltd. (South Africa)	410,257	3,372,624
Helvetia Holding AG (Switzerland)	5,800	3,314,271
Loews Corp.	298,000	11,401,480
Marsh & McLennan Cos., Inc.	414,700	25,209,613

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
MetLife, Inc.	526,400	$23,130,016
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	25,200	5,114,207
Old Mutual PLC (United Kingdom)	1,215,700	3,357,910
Prudential PLC (United Kingdom)	524,909	9,767,721
Sampo OYJ (Finland) (Class A Stock)	250,357	11,858,050
SCOR SE (France)	91,700	3,232,977
St James’s Place PLC (United Kingdom)	612,177	8,049,083
Swiss Life Holding AG (Switzerland)*	27,100	7,191,469
Swiss Re AG (Switzerland)	88,000	8,125,890
XL Group PLC (Ireland)	450,270	16,569,936
Zurich Insurance Group AG (Switzerland)*	32,100	7,444,356

		186,806,751

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	110,881	65,823,397
Home Retail Group PLC (United Kingdom)	676,000	1,608,608
TripAdvisor, Inc.*(a)	289,994	19,284,601

		86,716,606

Internet Software & Services — 2.5%
Akamai Technologies, Inc.*	235,423	13,082,456
Alibaba Group Holding Ltd. (China), ADR*(a)	367,476	29,041,628
Alphabet, Inc. (Class A Stock)*	42,631	32,523,190
Alphabet, Inc. (Class C Stock)*	44,738	33,327,573
Baidu, Inc. (China), ADR*	41,736	7,966,568
Facebook, Inc. (Class A Stock)*	600,945	68,567,825
NetEase, Inc. (China), ADR	67,128	9,638,238
Tencent Holdings Ltd. (China)	487,100	9,958,452

		204,105,930

IT Services — 1.8%
Amadeus IT Holding SA (Spain) (Class A Stock)	230,078	9,839,059
Atos SE (France)	41,100	3,338,095
Automatic Data Processing, Inc.(a)	65,838	5,906,327
Cap Gemini SA (France)	186,669	17,510,414
Cognizant Technology Solutions Corp. (Class A Stock)*	253,111	15,870,060
FleetCor Technologies, Inc.*	100,131	14,894,486
Genpact Ltd.*	630,411	17,140,875
Tieto OYJ (Finland)	43,500	1,133,408
Visa, Inc. (Class A Stock)(a)	805,498	61,604,487
Wincor Nixdorf AG (Germany)*	50,700	2,812,468

		150,049,679

Leisure Products — 0.4%
Heiwa Corp. (Japan)	143,400	2,972,630
Mattel, Inc.(a)	469,000	15,767,780
Shimano, Inc. (Japan)	71,700	11,244,488

		29,984,898

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.(a)	160,600	22,739,354

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	329,832	8,277,910
Bradken Ltd. (Australia)*	529,200	245,083
Bucher Industries AG (Switzerland)	13,500	3,277,696
Cummins, Inc.	73,300	8,058,602
Danieli & C Officine Meccaniche SpA (Italy)	67,900	1,426,728
Georg Fischer AG (Switzerland)	4,640	3,747,080

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Hong Leong Asia Ltd. (Singapore)	377,000	$208,190
Illinois Tool Works, Inc.(a)	135,400	13,870,376
Kone OYJ (Finland) (Class B Stock)	192,728	9,276,177
Makita Corp. (Japan)(a)	152,400	9,446,494
Rational AG (Germany)	9,396	5,022,322
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	689,453
SMC Corp. (Japan)	21,800	5,051,673
Tsubakimoto Chain Co. (Japan)	372,000	2,302,129
Vesuvius PLC (United Kingdom)	152,000	724,132
Wabtec Corp.	178,810	14,177,845

		85,801,890

Media — 1.2%
Comcast Corp. (Class A Stock)	361,500	22,080,420
JCDecaux SA (France)	240,951	10,545,759
News Corp. (Class A Stock)	651,500	8,319,655
RELX PLC (United Kingdom)	799,149	14,825,023
SKY Perfect JSAT Holdings, Inc. (Japan)	464,800	2,704,111
Trinity Mirror PLC (United Kingdom)	126,600	239,105
Twenty-First Century Fox, Inc. (Class B Stock)(a)	732,600	20,659,320
WPP PLC (United Kingdom)	671,508	15,629,647

		95,003,040

Metals & Mining — 0.1%
Aurubis AG (Germany)	24,400	1,212,450
Boliden AB (Sweden)	239,000	3,812,456
Mount Gibson Iron Ltd. (Australia)*(a)	1,000,000	152,755
Rio Tinto Ltd. (United Kingdom)	52,600	1,712,722
Shougang Fushan Resources Group Ltd. (China)	5,476,000	692,878
Sumitomo Metal Mining Co. Ltd. (Japan)	170,000	1,681,970
Voestalpine AG (Austria)	90,700	3,025,156

		12,290,387

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	1,580,580
Harvey Norman Holdings Ltd. (Australia)	662,400	2,382,901
Kohl’s Corp.(a)	185,400	8,641,494
Myer Holdings Ltd. (Australia)	2,114,200	1,903,937

		14,508,912

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	211,400	2,976,348
CenterPoint Energy, Inc.	218,100	4,562,652
Centrica PLC (United Kingdom)	935,900	3,057,448
E.ON SE (Germany)	196,300	1,877,018
Engie SA (France)	165,400	2,562,649
PG&E Corp.	638,700	38,143,164

		53,179,279

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.(a)	283,100	13,818,111
BP PLC (United Kingdom)	1,537,500	7,692,647
Canadian Natural Resources Ltd. (Canada)(a)	620,800	16,761,600
EQT Corp.	66,400	4,466,064
Exxon Mobil Corp.	280,800	23,472,072
Hess Corp.	123,900	6,523,335
JX Holdings, Inc. (Japan)	33,100	127,447
Occidental Petroleum Corp.	205,100	14,034,993

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
OMV AG (Austria)	117,100	$3,287,974
Repsol SA (Spain)	266,500	2,996,517
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	382,919	9,279,549
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	546,000	26,453,700
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	348,800	8,487,942
Statoil ASA (Norway)	125,200	1,955,418
Suncor Energy, Inc. (Canada)	303,248	8,445,413
Total SA (France)	401,132	18,252,084
Total SA (France), ADR(a)	279,700	12,703,974

		178,758,840

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	4,266,600	2,918,672
Mondi PLC (South Africa)	183,000	3,499,544
UPM-Kymmene OYJ (Finland)	226,000	4,085,997

		10,504,213

Personal Products — 0.5%
Asaleo Care Ltd. (Australia)	1,559,600	2,172,428
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	256,630	24,202,775
Kao Corp. (Japan)	207,000	11,037,644

		37,412,847

Pharmaceuticals — 2.8%
AstraZeneca PLC (United Kingdom)	96,900	5,410,086
Bayer AG (Germany)	58,100	6,808,191
Bristol-Myers Squibb Co.	320,027	20,443,325
GlaxoSmithKline PLC (United Kingdom)	263,300	5,330,033
Johnson & Johnson	254,300	27,515,260
KYORIN Holdings, Inc. (Japan)	95,200	1,812,762
Merck & Co., Inc.	571,777	30,252,721
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	78,200	1,801,588
Novartis AG (Switzerland), ADR(a)	193,209	13,996,060
Novo Nordisk A/S (Denmark), ADR	417,872	22,644,484
Novo Nordisk A/S (Denmark) (Class B Stock)	254,575	13,786,150
Pfizer, Inc.	1,414,100	41,913,924
Sanofi (France)	152,700	12,276,467
Sawai Pharmaceutical Co. Ltd. (Japan)	24,600	1,539,405
Stada Arzneimittel AG (Germany)	86,400	3,421,148
Teva Pharmaceutical Industries Ltd. (Israel)	83,800	4,507,090
Teva Pharmaceutical Industries Ltd. (Israel), ADR	303,598	16,245,529
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,343,744
Tsumura & Co. (Japan)(a)	75,100	1,801,431

		232,849,398

Professional Services — 0.2%
Experian PLC (Ireland)	588,729	10,508,463
SGS SA (Switzerland)	1,157	2,443,092

		12,951,555

Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.	22,538	2,048,479
American Campus Communities, Inc.	42,753	2,013,239
American Tower Corp.	29,707	3,041,106

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Apartment Investment & Management Co. (Class A Stock)	49,443	$2,067,706
AvalonBay Communities, Inc.	29,267	5,566,583
Boston Properties, Inc.	31,432	3,994,379
Camden Property Trust	51,353	4,318,274
Colony Starwood Homes	30,160	746,460
CubeSmart	85,728	2,854,742
DCT Industrial Trust, Inc.	25,223	995,552
DiamondRock Hospitality Co	153,593	1,554,361
Digital Realty Trust, Inc.	28,032	2,480,552
Douglas Emmett, Inc.	47,187	1,420,801
EastGroup Properties, Inc.	31,867	1,923,811
EPR Properties	29,401	1,958,695
Equinix, Inc.	6,292	2,080,827
Equity Commonwealth*	35,419	999,524
Equity Residential	87,117	6,536,388
Essex Property Trust, Inc.	22,013	5,147,960
General Growth Properties, Inc.	101,078	3,005,049
Healthcare Realty Trust, Inc.	47,142	1,456,216
Healthcare Trust of America, Inc. (Class A Stock)	50,609	1,488,917
Kilroy Realty Corp.	24,721	1,529,488
LaSalle Hotel Properties	57,910	1,465,702
Mid-America Apartment Communities, Inc.	17,202	1,758,216
New York REIT, Inc.	73,341	740,744
Nippon Prologis REIT, Inc. (Japan)	3,604	8,058,200
Omega Healthcare Investors, Inc.	28,707	1,013,357
Pennsylvania Real Estate Investment Trust	93,328	2,039,217
Physicians Realty Trust	82,074	1,524,935
ProLogis, Inc.	110,198	4,868,548
Public Storage	7,330	2,021,834
Ryman Hospitality Properties, Inc.	18,915	973,744
Simon Property Group, Inc.	33,992	7,059,798
SL Green Realty Corp.	21,009	2,035,352
Sovran Self Storage, Inc.	26,041	3,071,536
Spirit Realty Capital, Inc.	133,178	1,498,253
Sun Communities, Inc.	43,850	3,140,099
Sunstone Hotel Investors, Inc.	—	6
UDR, Inc.	78,991	3,043,523
Welltower, Inc.	51,884	3,597,637
Weyerhaeuser Co.	415,100	12,859,798

		119,999,608

Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	476,486	16,576,948
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,250,190
China Overseas Land & Investment Ltd. (China)	3,512,000	11,123,113
LendLease Group (Australia)	295,800	3,140,235
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,211,880

		34,302,366

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	129,500	17,183,355
FirstGroup PLC (United Kingdom)*	1,684,400	2,334,573
Go-Ahead Group PLC (United Kingdom)	74,300	2,812,098
National Express Group PLC (United Kingdom)	606,200	2,987,446
Sankyu, Inc. (Japan)	563,000	2,568,846

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Seino Holdings Co. Ltd. (Japan)	150,000	$1,613,725

		29,500,043

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	44,519	2,635,080
Applied Materials, Inc.	699,400	14,813,292
ARM Holdings PLC (United Kingdom)	302,452	4,404,079
ARM Holdings PLC (United Kingdom), ADR(a)	290,150	12,676,653
Infineon Technologies AG (Germany)	256,400	3,635,333
NXP Semiconductors NV (Netherlands)*	519,688	42,131,106
QUALCOMM, Inc.	701,578	35,878,699
Shinko Electric Industries Co. Ltd. (Japan)	208,700	1,173,188
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,679,000	18,350,240
Texas Instruments, Inc.	251,600	14,446,872

		150,144,542

Software — 1.8%
ANSYS, Inc.*	131,410	11,755,939
Autodesk, Inc.*	273,557	15,951,109
Micro Focus International PLC (United Kingdom)	180,516	4,064,501
Microsoft Corp.	933,810	51,574,326
NetSuite, Inc.*(a)	160,178	10,970,591
Oracle Corp.	758,890	31,046,190
salesforce.com, Inc.*	290,321	21,434,399

		146,797,055

Specialty Retail — 0.4%
Aoyama Trading Co. Ltd. (Japan)	36,300	1,393,095
Darty PLC (United Kingdom)	343,285	645,884
Geo Holdings Corp. (Japan)	36,400	604,880
Lowe’s Cos., Inc.	302,267	22,896,725
Nitori Holdings Co. Ltd. (Japan)	99,200	9,076,812
Shimachu Co. Ltd. (Japan)	92,800	2,213,879

		36,831,275

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	206,690	22,527,143
Eizo Corp. (Japan)	62,400	1,569,215
Lenovo Group Ltd. (China)	2,886,000	2,249,278
Ricoh Co. Ltd. (Japan)(a)	338,600	3,446,317
Samsung Electronics Co. Ltd. (South Korea)	11,037	12,666,139

		42,458,092

Textiles, Apparel & Luxury Goods — 0.2%
Under Armour, Inc. (Class A Stock)*(a)	170,127	14,431,873
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,606,025

		17,037,898

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	434,788	7,255,355
Paragon Group of Cos. PLC (The) (United Kingdom)	428,500	1,983,192

		9,238,547

Tobacco — 0.4%
Imperial Brands PLC (United Kingdom)	69,500	3,848,012

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.(a)	271,800	$26,666,298

		30,514,310

Trading Companies & Distributors — 0.5%
Fastenal Co.(a)	297,635	14,584,115
Marubeni Corp. (Japan)(a)	566,100	2,864,129
Mitsubishi Corp. (Japan)	169,900	2,874,959
Mitsui & Co. Ltd. (Japan)(a)	11,400	131,082
Seven Group Holdings Ltd. (Australia)	380,000	1,588,222
Sumitomo Corp. (Japan)	274,800	2,726,828
Wolseley PLC (Switzerland)	233,989	13,208,420

		37,977,755

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	108,300	2,889,528
NTT DoCoMo, Inc. (Japan)	138,300	3,143,755
T-Mobile US, Inc.*(a)	174,100	6,668,030

		12,701,313

TOTAL COMMON STOCKS (cost $3,614,704,729)		3,960,685,881

EXCHANGE TRADED FUNDS — 9.7%
iShares 20+ Year Treasury Bond Fund	18,728	2,446,064
iShares Core U.S. Aggregate Bond Fund	1,809,404	200,554,339
iShares JPMorgan USD Emerging Markets Bond Fund(a)	335,923	37,069,103
iShares MBS Fund	166,667	18,246,703
iShares MSCI EAFE Fund(a)	2,747,246	156,950,164
iShares Russell 1000 Growth Index Fund(a)	367,189	36,638,118
iShares Russell 1000 Value Index Fund(a)	351,766	34,757,998
iShares Russell 2000 Index Fund(a)	231,258	25,581,760
iShares TIPS Bond Fund	236,586	27,122,219
SPDR S&P 500 ETF Trust Fund(a)	1,105,033	227,150,584
Vanguard REIT Fund(a)	320,571	26,863,850

TOTAL EXCHANGE TRADED FUNDS (cost $725,784,481)		793,380,902

PREFERRED STOCK
Consumer Finance
Navient Corp., 3.373% (cost $20,250)	1,800	43,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 3.2%
Collateralized Debt Obligations
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.864%(c)	10/20/20	210	208,709
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.169%(c)	09/20/22	EUR 645	728,665

			937,374

Collateralized Loan Obligations — 1.7%
AIMCO (Cayman Islands),
Series 2015-AA, Class A1, 144A
2.029%(c)	01/15/28	5,750	5,696,762

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.187%(c)	01/17/23	EUR	30	$33,783
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.722%(c)	04/15/25		1,500	1,479,801
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
2.170%(c)	04/18/27		6,500	6,401,438
Series 2015-4A, Class B, 144A
3.050%(c)	04/18/27		2,500	2,432,450
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.118%(c)	02/17/26		500	495,416
Atrium VII (Cayman Islands),
Series 7AR, Class AR, 144A
1.718%(c)	11/16/22		1,927	1,918,507
Atrium X (Cayman Islands),
Series 2013-10A, Class A, 144A
1.740%(c)	07/16/25		4,000	3,944,452
Avery Point V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.080%(c)	07/17/26		1,000	992,197
Avery Point VI CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.071%(c)	08/05/27		5,000	4,881,466
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.724%(c)	04/20/25		5,500	5,425,421
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.120%(c)	04/17/26		500	490,895
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
2.150%(c)	04/18/27		4,000	3,930,466
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.223%(c)	01/20/28		5,000	4,914,587
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.150%(c)	07/18/27		4,500	4,439,600
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.370%(c)	04/17/25		1,750	1,612,859
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.171%(c)	04/22/27		8,250	8,130,745
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1AR, Class A1R, 144A
1.459%(c)	08/14/24		2,500	2,495,509
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.792%(c)	01/15/22		4,118	4,067,799
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.020%(c)	01/17/26		2,500	2,462,151
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.071%(c)	05/05/27		8,250	8,113,551

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.868%(c)	05/21/21		679	$661,022
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.162%(c)	04/15/27		800	786,193
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.124%(c)	07/20/27		4,750	4,639,321
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
2.121%(c)	04/18/26		1,350	1,331,363
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.899%(c)	10/23/25		4,000	3,961,130
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class BR, 144A
2.484%(c)	09/15/23		2,500	2,456,214
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.048%(c)	02/18/24	EUR	105	118,592
Neuberger Berman CLO XII Ltd. (Cayman Islands),
Series 2012-12AR, Class A2R, 144A
1.769%(c)	07/25/23		2,700	2,698,662
Series 2012-12AR, Class BR, 144A
2.719%(c)	07/25/23		750	740,445
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.141%(c)	07/22/27		3,250	3,224,222
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
2.124%(c)	07/20/27		4,750	4,674,459
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.172%(c)	06/04/24	EUR	367	414,800
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.868%(c)	02/20/25		500	495,434
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.142%(c)	04/15/26		7,750	7,702,240
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.179%(c)	10/25/26		500	493,830
Shackleton 2014-V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.120%(c)	05/07/26		3,750	3,704,631
Shackleton 2014-VI CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
2.100%(c)	07/17/26		7,250	7,142,730
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.858%(c)	05/15/19		276	274,784
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.124%(c)	07/20/27		4,500	4,398,785
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.742%(c)	07/15/25		2,750	2,711,739

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
2.254%(c)	04/20/26		13,250	$13,124,579
Voya CLO Ltd. (Cayman Islands),
Series 2012-3AR, Class BR, 144A
2.572%(c)	10/15/22		3,250	3,192,048
Series 2013-2A, Class A1, 144A
1.769%(c)	04/25/25		500	492,128
Wood Street CLO BV (Netherlands),
Series 10A, Class A1
0.339%	03/29/21	EUR	7	7,747
Series I, Class A
0.231%(c)	11/22/21	EUR	185	209,445

				144,016,398

Non-Residential Mortgage-Backed Securities — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 1A, Class A, 144A
2.990%	06/20/22		2,300	2,299,863
Ford Credit Auto Owner Trust,
Series 2016-A, Class A1
0.680%	02/15/17		1,618	1,618,019
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22		3,200	3,203,790
Motor PLC (United Kingdom),
Series 2014-1X, Class A1
0.916%(c)	08/25/21		292	292,231
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		3,500	3,486,341
Series 2015-2A, Class A, 144A
2.570%	07/18/25		3,600	3,551,156
Series 2016-2A, Class A, 144A
4.100%	03/20/28		4,600	4,629,118
Saxon Asset Securities Trust,
Series 2005-1, Class M2
1.156%(c)	05/25/35		500	324,444
SLM Student Loan Trust,
Series 2007-3, Class A3
0.659%(c)	04/25/19		519	511,490
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24		4,675	4,626,148

				24,542,600

Residential Mortgage-Backed Securities — 1.2%
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.823%(c)	03/25/36		2,900	2,497,131
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
1.136%(c)	06/25/34		75	68,682
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.883%(c)	07/25/35		7,400	6,632,859
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
1.243%(c)	06/25/34		2,130	1,972,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.408%(c)	12/25/34	3,380	$3,145,782
Series 2005-HE5, Class M2
1.468%(c)	06/25/35	7,022	6,795,779
Series 2007-AQ1, Class A1
0.546%(c)	04/25/31	289	289,327
Series 2007-HE3, Class 1A2
0.636%(c)	04/25/37	1,163	1,154,095
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.536%(c)	03/25/35	1,961	1,822,488
Citigroup Mortgage Loan Trust,
Series 12, Class 3A2, 144A
2.746%(c)	09/25/47	981	770,245
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.486%(c)	09/25/34	1,119	1,039,418
Series 2005-14, Class 3A3
0.783%(c)	04/25/36	2,776	2,733,769
Series 2006-4, Class 2A2
0.616%(c)	07/25/36	297	291,774
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.496%(c)	11/25/36	25	12,839
Series 2007-CB6, Class A1, 144A
0.556%(c)	07/25/37	56	32,682
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36	53	27,024
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.896%(c)	05/25/36	2,600	2,067,843
First NLC Trust,
Series 2005-4, Class A4
0.826%(c)	02/25/36	700	593,280
Series 2007-1, Class A1, 144A
0.506%(c)	08/25/37	191	89,189
GSAMP Trust,
Series 2003-FM1, Class M1
1.662%(c)	03/20/33	2,985	2,868,696
Series 2005-WMC1, Class M1
1.171%(c)	09/25/35	282	244,817
Series 2007-NC1, Class A2C
0.586%(c)	12/25/46	2,926	1,568,971
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.596%(c)	07/25/37	1,137	669,793
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.546%(c)	08/25/36	119	55,471
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3
1.216%(c)	08/25/35	2,000	1,422,292
Series 2006-11, Class 1A
0.596%(c)	12/25/36	7,937	4,752,074
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.866%(c)	06/25/35	1,100	1,070,547

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-NC2, Class A3
0.546%(c)	08/25/36	4,469	$2,045,432
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.826%(c)	08/25/36	4,200	3,571,574
Series 2006-RM4, Class A2A
0.516%(c)	09/25/37	4	1,392
Series 2007-HE2, Class A2A
0.556%(c)	02/25/37	13	5,372
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.333%(c)	05/25/34	2,015	1,899,455
Series 2006-WMC2, Class A2FP
0.486%(c)	07/25/36	77	31,760
Series 2007-HE6, Class A1
0.496%(c)	05/25/37	41	24,393
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.486%(c)	11/25/36	1	458
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-WF1, Class M2
0.726%(c)	03/25/36	700	500,945
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2
0.906%(c)	01/25/36	400	312,037
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.291%(c)	11/25/34	1,088	955,459
Series 2005-4, Class M1
0.873%(c)	11/25/35	1,200	1,120,541
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
1.471%(c)	02/25/35	5,400	5,198,333
Series 2005-WCW2, Class M1
0.933%(c)	07/25/35	3,000	2,962,565
Series 2005-WHQ4, Class M1
0.906%(c)	09/25/35	1,700	1,573,582
RAMP Trust,
Series 2005-EFC4, Class M3
0.913%(c)	09/25/35	6,600	5,877,160
RASC Trust,
Series 2002-KS4, Class AIIB
0.936%(c)	07/25/32	16	13,771
Series 2005-AHL1, Class M1
0.886%(c)	09/25/35	576	552,489
Series 2005-KS10, Class M2
0.876%(c)	11/25/35	2,000	1,692,985
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.566%(c)	05/25/37	267	170,837
Series 2007-HE1, Class A2A
0.496%(c)	12/25/36	70	21,426
Series 2007-NC1, Class A2A
0.486%(c)	12/25/36	2	1,076
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.686%(c)	11/25/36	4,000	2,630,665
Series 2006-NLC1, Class A1, 144A
0.496%(c)	11/25/36	28	8,893

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-OPT2, Class A3
0.616%(c)	05/25/36		1,646	$1,545,770
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3
1.153%(c)	05/25/35		2,500	2,286,287
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55		3,700	3,646,344
VOLT XXXIII LLC,
Series 2015-NPL5, Class A1, 144A
3.500%(c)	03/25/55		1,607	1,578,659
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%(c)	02/25/55		750	735,202
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45		4,563	4,522,506
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
1.093%(c)	10/25/35		6,283	5,894,006
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.496%(c)	10/25/36		87	41,565
Series 2007-HE2, Class 2A3
0.686%(c)	04/25/37		5,233	2,188,967

				98,301,285

TOTAL ASSET-BACKED SECURITIES (cost $269,925,763)				267,797,657

BANK LOANS(c) — 0.3%
Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17		2,319	2,316,986

Chemicals
Macdermid, Inc.,
Term Loan
5.500%	06/07/20		970	934,807

Healthcare-Services
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21		1,033	1,021,789

Internet
Western Digital Corp.,
Term Loan B^
4.500%	03/30/23		825	915,300
6.250%	04/30/23		875	863,789

				1,779,089

Oil & Gas
Motor Fuel Group (United Kingdom),
Term Loan
6.000%	07/15/22	GBP	850	1,191,814

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Term Loan
4.000%	04/01/22		990	932,766

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Tranche Term Loan B
3.750%	08/05/20		3,500	$3,283,749

				4,216,515

Retail — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.750%	02/11/22	EUR	1,000	1,139,147
Albertson’s Holdings LLC,
Term Loan
5.500%	08/25/21		1,097	1,097,229
Euro Garages (United Kingdom),
Term Loan
5.500%	01/31/23	GBP	1,000	1,422,601
Rite Aid Corp.,
Term Loan
4.875%	06/21/21		1,375	1,375,859
Staples, Inc.,
Term Loan
4.750%	02/02/22		925	922,192

				5,957,028

Semiconductors — 0.1%
Avago Technologies Finance Ltd.,
Term Loan
4.250%	12/31/22		2,775	2,759,199
NXP BV,
Term Loan
3.750%	12/07/20		723	724,656

				3,483,855

Telecommunications
LTS Buyer LLC,
Term Loan
4.000%	04/13/20		1,147	1,132,713

TOTAL BANK LOANS (cost $22,178,823)				22,034,596

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.590%(c)	06/24/50		194	195,136
Series 2010-UB5, Class A4A, 144A
5.652%(c)	02/17/51		1,637	1,653,888
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.294%(c)	02/10/48		76,865	1,717,003
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		63	62,985
Commercial Mortgage Pass-Through Certificates,
Series 2013-LC13, Class XA, IO
1.392%(c)	08/10/46		43,369	2,481,171
Series 2015-DC1, Class XA, IO
1.183%(c)	02/10/48		61,252	4,240,347
Commercial Mortgage Trust,
Series 2014-UBS4, Class A5
3.694%	08/10/47		6,005	6,383,367
Series 2015-PC1, Class A5

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.902%	07/10/50		4,580	$4,954,685
Series 2016-DC2, Class A5
3.765%	02/10/49		5,000	5,355,439
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		67	67,790
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		474	473,683
Series 2010-UD1, Class A, 144A^
5.775%(c)	12/16/49		592	598,802
CSMC Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,720	2,867,061
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		1,634	1,635,820
Eleven Madison Trust,
Series 2015-11MD, Class A, 144A
3.555%(c)	09/10/35		3,600	3,830,453
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.471%(c)	11/10/45		3,315	305,388
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.829%(c)	10/25/18	GBP	138	195,302
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5
3.576%	03/15/49		2,900	3,058,329
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43		1,262	1,263,937
Series 2006-LDP9, Class A3
5.336%	05/15/47		101	103,030
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,392,491
Series 2015-JP1, Class A5
3.914%	01/15/49		5,200	5,627,233
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,511,154
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
5.917%(c)	06/11/49		33	34,316
Series 2007-IQ16, Class A4
5.809%	12/12/49		1,264	1,317,432
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.097%(c)	12/16/49		113	116,511
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	743,681
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A4
5.308%	11/15/48		3,158	3,185,821

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.460%(c)	03/23/45		1,192	$1,201,455

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $64,527,294)				65,573,710

CORPORATE BONDS — 11.0%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
1.125%	12/15/21	EUR	600	694,207

Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	274,309

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	01/15/23		2,067	2,211,296
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,190	1,160,673
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		495	508,613
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		288	324,954
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,576,875
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		2,973	3,150,853
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates, 144A
4.200%	08/15/29		2,000	1,740,000
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates, 144A
4.500%	08/15/25		8,000	6,800,000
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,990	4,740,528
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		126	130,893

				22,344,685

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		530	531,735
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22		5,050	5,143,910
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		640	677,843

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, MTN
2.200%(c)	01/08/19		5,400	$5,392,505
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	22,008
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17		3,700	3,732,819
3.150%	01/15/20		4,610	4,624,024
3.450%	04/10/22		3,125	3,068,344
3.500%	07/10/19		2,500	2,563,533
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20		1,440	1,444,455
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,535,625
4.250%	11/15/19		250	256,563

				28,993,364

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		2,315	2,401,813
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21		620	637,050
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23		525	536,813
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	2,590,625
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		2,500	2,318,750

				8,485,051

Banks — 3.2%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.375%	03/16/20		2,500	2,500,555
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,431,019
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, EMTN
4.875%	09/15/16	EUR	200	231,834
Banco do Brasil SA (Brazil),
Jr. Sub. Notes, 144A
9.000%(c)	06/29/49		3,438	2,385,972
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	1,800	1,674,423
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17		800	812,800

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/29/49		795	$818,850
Sr. Unsec’d. Notes
4.100%	07/24/23		100	105,194
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17		7,000	7,440,223
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		1,000	1,036,442
4.000%	04/01/24		2,200	2,307,710
4.125%	01/22/24		1,100	1,165,215
5.000%	05/13/21		5,085	5,643,791
6.875%	04/25/18		1,400	1,537,229
Sub. Notes, EMTN
0.444%(c)	05/23/17	EUR	600	680,099
Sub. Notes, GMTN
4.450%	03/03/26		4,090	4,213,473
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,757,206
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		4,300	4,298,977
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.488%(c)	08/17/20		1,000	995,480
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	4,400	4,802,174
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		5,300	5,697,500
7.750%(c)	04/10/23		360	378,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		1,285	1,260,996
BPCE SA (France),
Gtd. Notes
1.188%(c)	11/18/16		3,000	3,002,706
Gtd. Notes, MTN
2.500%	07/15/19		200	202,277
Caixa Economica Federal (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	05/13/19		2,400	2,280,000
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25		4,905	4,855,832
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		6,416	6,637,352
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		2,700	2,793,150
6.625%	04/01/18		1,000	1,051,250
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49		2,395	2,292,015
6.125%(c)	12/29/49		1,020	1,022,519
8.400%(c)	04/29/49		2,400	2,634,000
Sr. Unsec’d. Notes
2.650%	10/26/20		600	605,659

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.700%	01/12/26		3,025	$3,104,309
3.750%	06/16/24		1,000	1,035,788
Sr. Unsec’d. Notes, MTN
1.136%(c)	05/01/17		7,500	7,489,605
Sub. Notes
4.300%	11/20/26		3,500	3,483,130
Sub. Notes, EMTN
0.478%(c)	05/31/17	EUR	800	908,046
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes
8.375%(c)	07/29/49		2,572	2,604,150
Jr. Sub. Notes, EMTN
8.400%(c)	11/29/49		2,200	2,319,900
Corpbanca SA (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,714,269
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19		3,100	3,174,890
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(c)	04/29/49	GBP	800	1,006,254
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		1,470	1,463,620
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		500	493,421
3.800%	09/15/22		925	920,629
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		2,250	2,253,998
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,110,441
Depfa ACS Bank (Ireland),
Covered Bonds, EMTN
3.875%	11/14/16	EUR	100	116,413
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,167,521
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,392,918
2.250%	01/30/19		1,300	1,324,770
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,000	2,090,548
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,800	1,801,386
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	5,100	6,255,292
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.250%	04/07/16		2,500	2,499,200

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,850	$1,789,690
Sr. Unsec’d. Notes
1.834%(c)	09/15/20		2,900	2,879,961
2.399%(c)	02/25/21		3,300	3,345,682
2.875%	02/25/21		1,000	1,017,582
3.500%	01/23/25		9,495	9,583,579
3.750%	02/25/26		235	241,010
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	308,303
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.873%(c)	03/08/21		3,000	3,069,564
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, RegS
5.750%	11/16/20		2,000	2,255,572
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	1,966,530
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,750	2,756,875
Sr. Unsec’d. Notes
2.115%(c)	03/01/21		13,400	13,602,957
3.125%	01/23/25		5,740	5,760,073
3.200%	01/25/23		2,265	2,323,460
3.900%	07/15/25		2,500	2,650,360
Sub. Notes
3.875%	09/10/24		1,250	1,281,939
4.250%	10/01/27		1,175	1,222,153
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		900	955,494
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		200	215,500
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.250%	03/16/20		2,580	2,581,367
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	1,500	2,621,146
Gtd. Notes
1.624%(c)	01/22/19		5,000	4,995,760
1.750%	05/14/18		1,500	1,496,544
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		5,700	7,628,652
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,249,214
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.515%(c)	03/01/21		1,000	1,019,991
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,535	1,513,126
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.800%	04/29/16		800	$801,620
4.300%	01/27/45		3,070	3,089,160
Sr. Unsec’d. Notes, GMTN
6.625%	04/01/18		1,800	1,966,563
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,492,167
National Bank of Greece SA (Greece),
Covered Bonds(g)
3.875%	10/07/16	EUR	900	1,002,344
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,423,903
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.000%	04/04/19	EUR	2,400	2,089,290
5.000%	04/23/19	EUR	700	607,196
PNC Bank NA,
Sr. Unsec’d. Notes
2.950%	02/23/25		2,425	2,431,409
Realkredit Danmark A/S (Germany),
Covered Bonds
2.000%	04/01/17	DKK	5,400	841,106
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS, EMTN
9.500%(c)	03/16/22		2,800	2,961,280
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,575	1,561,553
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,907,733
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	2,962,104
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,280	1,296,128
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,048,933
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.124%(c)	04/20/16		200	199,900
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	5,691,950
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25		2,400	2,419,483
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,216,141

				265,624,467

Beverages
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,115	2,285,689
4.900%	02/01/46		565	631,423

				2,917,112

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		720	$734,885
5.375%	05/15/43		1,180	1,343,793
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	980,993

				3,059,671

Building Materials — 0.2%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A(original cost $2,296,500; purchased 02/09/15-02/11/15)(f)(g)
5.375%	11/15/24		2,200	2,233,000
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		1,275	1,343,213
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,125	1,237,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A(g)
7.750%	04/16/26		5,000	5,124,500
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		1,300	1,352,000
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20		2,100	2,186,625

				13,476,838

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	152,070
5.250%	01/15/45		1,220	1,204,743
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23		1,605	1,833,713
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,131,440
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,612,204
4.625%	10/01/44		1,050	1,050,592
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,805,525
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	747,533
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR	4,100	4,529,403
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	536,014
5.750%	04/15/24		2,270	2,626,111

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Monsanto Co.,
Sr. Unsec’d. Notes
3.950%	04/15/45	320	$276,030
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18	2,745	2,948,391
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25	1,400	1,430,048

			22,883,817

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A(original cost $617,800; purchased 2/10/15)(f)(g)
4.500%	02/15/45	625	615,665
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18	1,000	1,131,250
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	3,750	3,993,750

			5,740,665

Computers — 0.1%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	3,925	3,950,626
2.850%	10/05/18	1,385	1,408,257
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	1,625	1,617,868

			6,976,751

Diversified Financial Services — 0.7%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17	2,600	2,587,000
3.500%	07/18/16	11,500	11,505,750
5.500%	02/15/17	2,400	2,443,968
Sr. Unsec’d. Notes
3.600%	05/21/18	7,000	6,938,750
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	1,180	1,059,050
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25	822	826,322
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	161	163,902
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20(h)	2,990	3,063,076
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	3,200	3,488,000
Sr. Unsec’d. Notes

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.750%	05/15/16	9,000	$9,022,500
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	2,100	2,081,690
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)(g)
2.851%	12/23/24	200	14,700
2.907%	11/16/24	400	29,600
5.625%	01/24/13	1,700	124,950
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	400	405,000
8.450%	06/15/18	750	803,437
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	400	400,400
7.250%	12/15/21	2,000	1,990,000
Rio Oil Finance Trust,
Sr. Sec’d. Notes
9.250%	07/06/24	800	496,000
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	3,800	2,356,000
9.750%	01/06/27	2,480	1,463,200
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	5,050	5,004,065

			56,267,360

Electric — 0.4%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	3,000	3,007,362
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21	2,325	2,604,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23	1,818	1,927,080
Sr. Unsec’d. Notes
5.500%	02/01/24	1,300	1,248,000
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	466,897
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,310	2,362,137
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	2,700	2,686,500
7.375%	11/01/22	700	647,500
7.625%	11/01/24	1,700	1,542,750
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	950	1,042,120
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,821,846

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25		780	$776,651
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		795	800,119
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		500	521,947
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25		2,500	2,241,250
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21		4,000	3,985,000
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	288,691
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		500	494,064
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,053,027
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19		697	696,928

				30,213,869

Electronics
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20	EUR	1,950	2,237,480

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		1,500	1,533,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		2,135	2,209,725
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		3,000	3,025,350
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,000	2,080,000

				8,848,825

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		2,500	2,425,000

Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		2,000	2,025,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,000	2,046,260

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20	1,800	$1,782,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(original cost $1,109,188; purchased 01/8/15-01/20/15)(f)(g)
8.250%	02/01/20	1,050	1,076,250
Sr. Unsec’d. Notes, 144A(original cost $2,050,000; purchased 05/20/15)(f)(g)
5.750%	06/15/25	2,050	1,793,750
JM Smucker Co. (The),
Gtd. Notes
3.000%	03/15/22	1,055	1,085,013
3.500%	03/15/25	425	443,031
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.000%	07/15/35	700	772,010
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	1,500	1,545,000
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	1,160	1,296,994
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	2,229	2,289,399

			16,154,707

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(original cost $1,847,864; purchased 2/11/15)(f)(g)
3.600%	03/01/25	1,820	1,882,805
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	1,410	1,357,912

			3,240,717

Gas
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(original cost $899,119; purchased 6/16/15)(f)(g)
6.375%	03/30/38	875	824,739
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	948,375

			1,773,114

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.950%	03/15/25	1,170	1,182,025
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,512,225
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	2,360	2,641,354

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	$1,318,227

			6,653,831

Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,020,166
6.750%	12/15/37	1,410	1,843,679
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	2,941,065
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,000	1,010,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,534,250
8.000%	11/15/19	3,200	3,116,000
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,393,371
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,375,000
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	375	386,250
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	298,875
5.750%	11/01/24	1,600	1,620,800
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	271,134
3.200%	02/01/22	1,225	1,241,847
4.625%	11/15/20	550	595,116
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	2,000	2,090,000
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,075	1,118,000
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	349,450
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20	1,040	1,043,832
3.500%	03/30/25	1,650	1,659,712
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24	1,040	1,105,804
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	2,400	2,268,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	500	$532,500
6.250%	11/01/18	1,000	1,065,000
Sr. Unsec’d. Notes
5.500%	03/01/19	1,500	1,485,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,670	1,864,351

			38,229,202

Holding Companies-Diversified
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	2,800	2,785,776

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	1,500	1,432,500
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	2,200	2,161,500
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	3,000	3,337,500
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22	2,000	1,920,000
8.500%	11/15/20	1,000	1,026,084

			9,877,584

Housewares — 0.1%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19	2,050	2,072,413
3.850%	04/01/23	1,500	1,555,667
4.200%	04/01/26	145	151,676
5.500%	04/01/46	310	336,783

			4,116,539

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25	840	864,019
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	3,175	2,836,139
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	660	692,162
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	400	394,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	1,780	1,702,645
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/25	945	908,529

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.300%	10/09/37	1,760	$1,983,752
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	3,360	3,387,696
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23	1,020	1,115,261
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	980	1,204,573
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	1,160	1,126,636
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,530	1,639,470
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A(original cost $580,539; purchased 2/12/15)(f)(g)
2.950%	11/01/19	570	578,474
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	08/25/45	750	812,300

			19,245,656

Internet — 0.2%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19	3,700	3,733,115
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	3,997,594
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	3,500	3,625,339
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,643,886

			12,999,934

Iron/Steel
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.125%	06/01/20	175	168,000
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18	900	917,309

			1,085,309

Leisure Time
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(original cost $1,676,194; purchased 2/11/15)(f)(g)
8.500%	10/15/22	1,505	1,422,225

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	1,500	1,597,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		1,700	$1,755,250
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26		1,400	1,460,847
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		2,500	2,553,657
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19		3,150	3,583,125

				10,950,379

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		2,460	2,711,978
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		4,400	4,329,952
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17		1,875	1,982,813
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23		2,425	2,467,437
5.375%	05/01/25		1,500	1,526,250
5.875%	04/01/24		800	838,000
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22		7,700	8,048,564
6.384%	10/23/35		790	872,128
6.484%	10/23/45		955	1,062,653
6.834%	10/23/55		250	269,791
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19		1,800	1,980,000
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		470	498,200
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		5,100	5,124,990
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,450	1,486,250
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A(g)
6.250%	05/06/18		1,000	1,074,395
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Georgia),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,000	1,160,660
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(original cost of restricted portion $937,719; purchased 4/13/15)(f)(g)
5.125%	02/15/25		925	913,438

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		900	$951,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25	GBP	1,440	2,026,829
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	2,700	4,042,671

				43,368,749

Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		1,620	1,620,000
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24		1,000	970,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		13,500	13,759,105
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		1,000	955,000
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
4.125%	05/20/21		1,110	1,175,350
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		1,350	1,196,757
6.750%	04/16/40		500	485,832

				20,162,044

Miscellaneous Manufacturing
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,444,149

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,212,000
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,385	1,290,266

				2,502,266

Oil & Gas — 1.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		885	851,414
CNOOC Curtis Funding No 1 Pty Ltd. (China),
Gtd. Notes
2.750%	10/03/20	EUR	1,300	1,558,941
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		3,500	3,502,985
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		3,500	2,612,285
7.950%	04/15/32		1,700	1,728,893

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	1,100	$1,001,000
5.875%	09/18/23	6,000	5,916,060
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,610	1,620,306
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	1,275	1,349,538
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22	5,024	1,582,560
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23	1,083	238,234
6.750%	10/01/23	879	193,468
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24	2,500	2,619,425
Pemex Mexicanos (Mexico),
Gtd. Notes
5.750%	03/01/18	1,100	1,157,750
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	4,096,835
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.000%	05/20/16	1,180	1,175,634
2.238%(c)	05/20/16	600	597,900
3.002%(c)	03/17/17	3,500	3,377,850
3.522%(c)	03/17/20	700	539,000
4.875%	03/17/20	200	166,440
5.375%	01/27/21	2,400	1,983,912
6.250%	03/17/24	4,800	3,838,560
6.750%	01/27/41	2,700	1,941,300
6.875%	01/20/40	3,000	2,160,000
7.875%	03/15/19	400	383,600
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	5,000	2,540,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	5,000	4,657,500
5.500%	01/21/21	1,310	1,359,125
6.000%	03/05/20	4,000	4,230,000
8.000%	05/03/19	10,000	11,139,500
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, RegS
4.125%	01/28/25	5,000	5,144,660
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22	2,000	1,935,000
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	10,600	11,311,631
Gtd. Notes, RegS
4.375%	04/10/24	1,700	1,814,129

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,000	$1,004,167
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		230	205,363

				91,534,965

Packaging & Containers
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	1,003,310
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		450	468,844
6.375%	08/15/25		350	367,937

				1,840,091

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		970	1,018,225
4.500%	05/14/35		1,625	1,688,390
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,800	1,873,337
4.550%	03/15/35		1,970	2,029,711
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	476,598
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		475	447,094
6.000%	02/01/25		500	468,750
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	1,793,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		325	250,250

				10,045,355

Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20		686	590,326
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20		700	673,750
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		680	527,651
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19		3,480	3,812,622
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21		3,700	3,561,613

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	$1,796,222
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	734,838
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	900	895,500
6.250%	10/15/22	1,000	990,000
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	2,799	2,398,116
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	675	543,170

			16,523,808

Real Estate
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.875%	06/04/25	1,800	1,786,070

Real Estate Investment Trusts (REITs) — 0.1%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,861,138
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	300	345,149
6.375%	04/15/21	2,325	2,687,444
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21	1,750	1,898,997
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	605	605,426
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	2,000	2,098,456

			9,496,610

Retail — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	2,575	2,639,375
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,125	2,127,667
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	1,740	1,787,156
4.875%	07/20/35	405	451,562
5.125%	07/20/45	510	590,642
5.300%	12/05/43	500	590,333
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17	1,680	1,734,251

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Dollar Tree Inc.,
Gtd. Notes, 144A
5.750%	03/01/23		800	$848,000
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
4.500%	08/01/23	EUR	575	686,191
5.500%	10/15/20		2,000	2,080,000
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,292,500
Landry’s, Inc.,
Gtd. Notes, 144A(original cost $2,135,000; purchased 11/13/15)(f)(g)
9.375%	05/01/20		2,000	2,100,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17		1,500	1,606,341
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37		220	277,361
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,562,500
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21	GBP	1,149	1,686,220

				25,060,099

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		3,900	4,134,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26		3,000	2,370,000
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,425	1,435,687

				7,939,687

Software — 0.1%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		3,075	3,105,750
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		1,050	1,104,075
Infor US, Inc.,
Sr. Sec’d. Notes, 144A(original cost $2,005,000; purchased 02/03/16)(f)(g)
5.750%	08/15/20		2,000	2,060,000

				6,269,825

Telecommunications — 0.5%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	3,582,362
7.125%	12/09/24	MXN	23,000	1,291,567

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		5,510	$5,522,910
4.500%	05/15/35		425	419,092
4.750%	05/15/46		570	556,010
BellSouth Corp.,
Gtd. Notes, 144A
4.821%	04/26/21		1,600	1,604,000
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	427,193
5.350%	05/20/24		655	705,032
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	608,897
5.125%	03/11/23		220	234,956
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		2,500	2,539,373
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		1,750	1,890,000
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		2,825	2,895,625
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	794,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		1,800	1,161,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
9.125%	03/01/17		2,200	2,238,500
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	1,002,500
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,260,194
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,400,000
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25		1,150	1,157,990
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	1,996,313
6.500%	01/15/26		1,600	1,662,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	103,902
4.862%	08/21/46		3,040	3,205,744
5.012%	08/21/54		2,375	2,382,669

				40,642,079

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		2,325	$2,385,634
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes(g)
4.028%	03/17/17	EUR	900	924,261
5.014%	12/27/17	EUR	1,000	1,022,690
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	7,562,000
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.650%	03/02/20		870	868,027

				12,762,612

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(original cost $2,530,736; purchased 2/5/15)(f)(g)
3.050%	01/09/20		2,490	2,475,887

TOTAL CORPORATE BONDS (cost $921,249,797)				903,852,740

FOREIGN GOVERNMENT BONDS — 4.4%
Argentina Bonos (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17		920	926,760
Athens Urban Transportation Organisation (Greece),
Gov’t. Gtd. Notes, MTN(g)
4.851%	09/19/16	EUR	1,300	1,378,836
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	3,836,153
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	EUR	450	730,080
4.250%	07/04/39	EUR	11,700	23,282,016
4.750%	07/04/40	EUR	4,200	9,026,475
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	4,200	5,192,161
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		675	627,750
11.750%	02/25/20		250	328,375
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
4.750%	06/25/19	EUR	2,700	3,235,170
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	996,190
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
1.750%	04/15/20	EUR	900	1,229,757
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,443,890

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	$2,854,500
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	372,947
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,766,360
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,731,185
5.375%	11/04/16		785	799,523
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,561,190
2.875%	01/21/25		1,000	1,019,910
4.000%	01/29/21		300	326,578
5.000%	04/11/22		2,600	2,995,452
Sr. Unsec’d. Notes, EMTN
6.460%	02/27/17	MXN	20,000	1,156,464
France Government Bond OAT (France),
Bonds, TIPS
0.250%	07/25/18	EUR	100	121,360
2.250%	07/25/20	EUR	2,000	3,148,957
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
9.250%	04/23/19		2,300	2,607,625
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/24	EUR	50	40,138
3.000%(c)	02/24/25	EUR	50	39,291
3.000%(c)	02/24/26	EUR	50	38,391
3.000%(c)	02/24/27	EUR	50	37,429
3.000%(c)	02/24/28	EUR	50	36,612
3.000%(c)	02/24/29	EUR	75	53,754
3.000%(c)	02/24/30	EUR	75	52,726
3.000%(c)	02/24/31	EUR	75	51,970
3.000%(c)	02/24/32	EUR	75	51,090
3.000%(c)	02/24/33	EUR	75	49,855
3.000%(c)	02/24/34	EUR	75	48,891
3.000%(c)	02/24/35	EUR	75	48,771
3.000%(c)	02/24/36	EUR	175	111,847
3.000%(c)	02/24/37	EUR	175	110,208
3.000%(c)	02/24/38	EUR	175	111,391
3.000%(c)	02/24/39	EUR	175	111,208
3.000%(c)	02/24/40	EUR	175	111,534
3.000%(c)	02/24/41	EUR	175	111,044
3.000%(c)	02/24/42	EUR	175	111,427
Bonds, RegS
3.000%(c)	02/24/23	EUR	50	40,974
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	1,000	999,169
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	639,000	5,109,639
4.500%	07/03/17	JPY	200,000	1,597,139
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,164,100
6.375%	03/29/21		3,780	4,294,307

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
7.625%	03/29/41		500	$708,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21	EUR	5,600	6,560,235
3.375%	07/30/25	EUR	1,125	1,276,156
Sr. Unsec’d. Notes, RegS
6.750%	01/15/44		800	966,980
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, EMTN
5.000%	04/10/17		500	516,565
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.750%	09/01/24	EUR	9,300	12,860,945
4.000%	02/01/37	EUR	2,100	3,152,048
5.000%	09/01/40	EUR	7,600	13,056,371
Bonds, 144A
4.750%	09/01/44	EUR	1,600	2,732,430
5.000%	03/01/25	EUR	15,300	23,120,147
Bonds, TIPS
1.700%	09/15/18	EUR	1,500	1,802,240
2.350%	09/15/19	EUR	600	818,908
2.550%	09/15/41	EUR	400	635,368
3.100%	09/15/26	EUR	100	150,375
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28	EUR	1,600	2,472,205
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	2,590	3,407,252
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18		1,800	1,962,450
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		1,000	1,009,933
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		3,300	3,770,250
Mexican Bonos (Mexico),
Bonds(g)
3.520%(c)	01/04/18	MXN	53,400	3,113,400
4.750%	06/14/18	MXN	15,469	900,363
7.500%	06/03/27	MXN	264,500	16,988,906
8.000%	06/11/20	MXN	45,000	2,877,209
Mexican Udibonos (Mexico),
Bonds
4.500%	11/22/35	MXN	225	80,429
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	466,314
4.000%	11/08/46	MXN	12,015	3,992,523
4.500%	12/04/25	MXN	4,384	1,561,620
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		3,700	3,690,750
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	3,816,651
2.500%	09/20/35	NZD	1,700	1,243,933
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,689,258

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, RegS
5.125%	10/15/24		4,500	$4,527,720
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,000	1,330,394
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	285,009
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	820,333
4.000%	10/07/19		600	650,121
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,280,481
3.450%	06/02/45	CAD	3,000	2,462,737
3.500%	06/02/24	CAD	3,000	2,563,888
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	204,082
Notes
4.250%	12/01/21	CAD	1,100	972,133
Notes, MTN
7.295%	07/22/26		2,400	3,172,776
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,305,402
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,369,243
3.750%	09/01/24	CAD	1,600	1,392,711
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		10,000	10,280,000
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,228,149
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	1,952,633
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,704,670
Republic of Panama (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		2,000	2,055,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	448,940
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,758,702
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,078,904
7.000%	06/05/20		600	679,104
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		5,000	5,764,750
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	4,600	6,282,734
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	100	121,640

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.750%	10/31/24	EUR	19,300	$24,603,926
4.700%	07/30/41	EUR	300	481,021
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	333,057
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	03/22/44	GBP	1,540	3,133,844
4.000%	03/07/22	GBP	3,300	5,588,487
4.250%	06/07/32	GBP	500	945,451
4.250%	12/07/40	GBP	3,100	6,148,531
Bonds, TIPS
0.125%	03/22/58	GBP	90	206,762
0.125%	03/22/68	GBP	180	490,763
0.375%	03/22/62	GBP	520	1,499,799
4.250%	03/07/36	GBP	400	770,951
Sr. Unsec’d. Notes
0.125%	03/22/46	GBP	1,520	2,957,820
Unsec’d. Notes
3.250%	01/22/44	GBP	13,800	23,730,466
3.500%	01/22/45	GBP	800	1,442,863
4.500%	09/07/34	GBP	200	393,659

TOTAL FOREIGN GOVERNMENT BONDS (cost $366,351,697)				359,048,439

MUNICIPAL BONDS — 0.3%
California — 0.1%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	4,038,201
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,262,327
State of California,
General Obligation Unlimited
7.600%	11/01/40		3,000	4,646,850
7.625%	03/01/40		200	305,832

				10,253,210

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57		4,000	4,790,600

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	717,408
City of Chicago,
General Obligation Unlimited
7.375%	01/01/33		1,700	1,735,768
7.750%	01/01/42		2,000	1,996,620

				4,449,796

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40		1,500	2,062,830
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42		435	590,952

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		4,000	$4,178,440

				6,832,222

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50		800	1,224,368

TOTAL MUNICIPAL BONDS (cost $26,405,149)				27,550,196

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.787%(c)	09/25/35		204	166,428
Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%	09/25/34		764	780,635
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47		2,089	1,145,127
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.623%(c)	03/27/36		4,305	4,003,644
Series 2015-R3, Class 2A1, 144A
0.563%(c)	02/27/37		4,195	3,837,262
Series 2015-R3, Class 6A1, 144A
0.603%(c)	05/28/36		4,619	4,374,510
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.701%(c)	10/03/39		638	635,063
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%(c)	10/25/36		35	28,393
Series 2006-J, Class 4A1
3.023%(c)	01/20/47		1,128	939,160
Series 2015-R2, Class 5A1, 144A
0.601%(c)	09/29/36		4,293	3,937,495
Series 2015-R4, Class 4A1, 144A
3.500%(c)	01/01/30		1,933	1,931,114
Series 2015-R6, Class 1A1, 144A
0.591%(c)	08/26/36		3,114	2,871,076
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.776%(c)	06/25/35		70	65,892
Series 2005-H, Class 2A1
2.849%(c)	09/25/35		37	33,468
Series 2005-H, Class 2A5
2.849%(c)	09/25/35		439	399,216
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.057%(c)	10/25/37	EUR	409	448,082
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
16.908%(c)	04/26/37		117	23,501
Series 2011-RR4, Class 8A2, 144A
9.914%(c)	02/26/36		1,987	733,727

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		422	$437,908
Series 2011-RR5, Class 12A1, 144A
5.248%(c)	03/26/37		210	202,169
Series 2011-RR5, Class 12A2, 144A
5.248%(c)	03/26/37		1,500	423,784
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.577%(c)	08/25/33		9	9,157
Series 2003-9, Class 2A1
3.003%(c)	02/25/34		96	93,209
Series 2004-2, Class 22A
2.822%(c)	05/25/34		20	18,831
Series 2004-10, Class 13A1
2.799%(c)	01/25/35		118	114,237
Series 2004-10, Class 21A1
3.137%(c)	01/25/35		169	169,534
Series 2004-10, Class 22A1
3.160%(c)	01/25/35		63	60,459
Series 2005-1, Class 2A1
3.237%(c)	03/25/35		43	41,197
Series 2005-2, Class A1
3.090%(c)	03/25/35		125	124,903
Series 2005-2, Class A2
2.924%(c)	03/25/35		31	31,148
Series 2005-4, Class 3A1
2.722%(c)	08/25/35		650	550,211
Series 2005-5, Class A1
2.380%(c)	08/25/35		11	11,033
Series 2005-5, Class A2
2.460%(c)	08/25/35		82	81,925
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.792%(c)	09/25/35		257	213,185
Series 2005-9, Class 24A1
2.871%(c)	11/25/35		122	89,540
Series 2005-10, Class 24A1
2.521%(c)	01/25/36		221	179,073
Series 2006-2, Class 23A1
2.893%(c)	03/25/36		234	175,022
Series 2006-4, Class 21A1
2.619%(c)	08/25/36		208	150,819
Series 2006-5, Class 2A2
3.111%(c)	08/25/36		316	231,167
Series 2006-6, Class 32A1
2.811%(c)	11/25/36		458	309,602
Series 2006-8, Class 3A1
0.596%(c)	02/25/34		86	74,913
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.775%(c)	01/26/36		1,398	1,070,497
Series 2007-R6, Class 2A1^
2.414%(c)	12/26/46		871	618,587
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.168%(c)	12/31/55	EUR	714	807,489

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.885%(c)	03/25/34	52	$51,597
Series 2005-6, Class A1
2.430%(c)	09/25/35	17	16,920
Series 2005-6, Class A2
2.650%(c)	09/25/35	30	29,772
Series 2005-10, Class 1A2A
2.747%(c)	12/25/35	66	50,115
Series 2005-11, Class A2A
2.730%(c)	10/25/35	1,342	1,319,511
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	14	12,324
Series 2005-56, Class 2A2
2.307%(c)	11/25/35	19	16,091
Series 2005-56, Class 2A3
1.767%(c)	11/25/35	19	15,617
Series 2005-62, Class 2A1
1.351%(c)	12/25/35	360	300,243
Series 2005-76, Class 2A1
1.351%(c)	02/25/36	20	17,353
Series 2005-81, Class A1
0.716%(c)	02/25/37	2,170	1,660,867
Series 2005-J12, Class 2A1
0.706%(c)	08/25/35	2,873	1,868,410
Series 2006-2CB, Class A14
5.500%	03/25/36	42	34,594
Series 2006-OA11, Class A1B
0.626%(c)	09/25/46	103	89,156
Series 2006-OA19, Class A1
0.612%(c)	02/20/47	2,741	2,024,535
Series 2006-OA22, Class A1
0.596%(c)	02/25/47	179	147,363
Series 2007-16CB, Class 5A1
6.250%	08/25/37	37	30,126
Series 2007-OA4, Class A1
0.606%(c)	05/25/47	780	660,459
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.761%(c)	08/25/34	104	90,114
Series 2004-12, Class 12A1
2.741%(c)	08/25/34	296	253,120
Series 2004-22, Class A3
2.661%(c)	11/25/34	23	21,469
Series 2004-HYB5, Class 2A1
2.595%(c)	04/20/35	72	71,384
Series 2005-2, Class 1A1
1.076%(c)	03/25/35	812	607,695
Series 2005-9, Class 1A1
0.733%(c)	05/25/35	839	712,152
Series 2005-HYB6, Class 5A1
2.937%(c)	10/20/35	163	146,968
Series 2005-HYB9, Class 5A1
2.602%(c)	02/20/36	367	320,184
Series 2005-R2, Class 1AF1, 144A
0.776%(c)	06/25/35	24	21,620

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Commercial Mortgage,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		244	$128,876
Series 2010-18R, Class 4A4, 144A
2.500%(c)	04/26/38		1,700	1,652,715
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.610%(c)	08/25/33		15	15,082
Series 2004-AR6, Class 9A2
1.176%(c)	10/25/34		80	74,042
Credit Suisse Mortgage Trust,
Series 12R, Class 1A1, 144A^
2.439%(c)	10/30/47		4,768	4,702,709
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2, Class A1
0.586%(c)	03/25/37		1,980	1,412,998
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		78	79,224
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.536%(c)	10/25/36		11	7,031
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36		85	68,559
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.788%(c)	06/15/40	GBP	1,241	1,580,641
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.747%(c)	12/10/44	GBP	1,597	2,148,012
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
1.933%(c)	02/25/25		682	682,361
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		126	139,198
Series 2006-16, Class FC
0.736%(c)	03/25/36		51	50,973
Series 2006-118, Class A2
0.479%(c)	12/25/36		83	82,390
Series 2011-3, Class FA
1.116%(c)	02/25/41		260	262,376
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.105%(c)	12/15/43	EUR	1,862	2,099,292
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
2.479%(c)	03/25/35		607	470,421
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR2, Class 2A1
2.708%(c)	06/25/35		771	726,627
Series 2007-AR1, Class 1A1
2.983%(c)	05/25/37		542	426,969
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		188	214,808

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		627		$703,921
Series 3172, Class FK
0.886%(c)	08/15/33		213		212,907
Series 3174, Class FM
0.676%(c)	05/15/36		—	(r)	150
Freddie Mac Strips,
Series 278, Class F1
0.886%(c)	09/15/42		1,150		1,152,813
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA3, Class M2(x)
3.286%(c)	04/25/28		1,500		1,510,110
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.039%(c)	04/24/47	GBP	181		259,922
Government National Mortgage Assoc.,
Series 2015-H30, Class FA
1.110%(c)	08/20/61		2,993		2,990,855
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.092%(c)	10/25/33		481		471,312
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
0.567%(c)	01/26/37		3,877		3,713,077
Series 2015-3R, Class 1A2, 144A
0.576%(c)	01/26/37		1,300		1,030,362
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33		9		8,366
Series 2005-AR1, Class 1A1
2.970%(c)	01/25/35		32		30,732
Series 2005-AR2, Class 2A1
2.992%(c)	04/25/35		293		290,305
Series 2005-AR3, Class 6A1
2.869%(c)	05/25/35		352		323,224
Series 2006-AR1, Class 2A1
2.910%(c)	01/25/36		187		172,549
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.681%(c)	05/19/33		17		16,339
Series 2004-1, Class 2A
2.735%(c)	04/19/34		103		101,659
Series 2005-2, Class 2A1A
0.652%(c)	05/19/35		685		559,854
Series 2005-4, Class 3A1
2.711%(c)	07/19/35		47		40,451
Series 2005-10, Class 2A1A
0.740%(c)	11/19/35		758		618,036
Series 2006-5, Class 2A1A
0.610%(c)	07/19/46		128		73,156
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.076%(c)	11/25/35		69		62,874
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1
1.276%(c)	05/25/34		872		764,101
Series 2005-AR12, Class 2A1A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.676%(c)	07/25/35	85	$72,714
Series 2006-AR12, Class A1
0.626%(c)	09/25/46	326	264,742
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.137%(c)	11/25/33	11	10,350
Series 2005-A2, Class 7CB1
2.857%(c)	04/25/35	77	77,335
Series 2005-A6, Class 2A1
2.784%(c)	08/25/35	46	44,735
Series 2005-ALT1, Class 3A1
2.645%(c)	10/25/35	117	94,440
Series 2006-A1, Class 3A2
2.764%(c)	02/25/36	55	47,447
Series 2007-A1, Class 1A1
2.786%(c)	07/25/35	46	45,114
Series 2007-S3, Class 1A90
7.000%	08/25/37	282	254,155
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.716%(c)	12/27/45	2,367	2,205,007
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.802%(c)	06/14/40	3,737	3,359,146
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.883%(c)	09/21/38	3,025	3,184,754
Lehman XS Trust,
Series 2007-12N, Class 2A1
0.616%(c)	07/25/37	2,225	1,525,934
LSTAR Securities Investment,
Series 2016-1, Class A1, 144A^
2.439%(c)	01/01/21	4,420	4,287,702
LSTAR Securities Investment Ltd.,
Series 2, Class A, 144A^
2.436%(c)	03/01/21	2,025	1,955,340
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.439%(c)	12/01/21	1,633	1,608,397
Series 2015-1, Class A, 144A
2.439%(c)	01/01/20	4,131	4,053,507
Series 2015-2, Class A, 144A
2.439%(c)	01/01/20	4,449	4,383,172
Series 2015-3, Class A, 144A
2.439%(c)	03/01/20	2,978	2,909,740
Series 2015-4, Class A1, 144A^
2.439%(c)	04/01/20	971	941,910
Series 2015-5, Class A1, 144A
2.439%(c)	04/01/20	1,538	1,502,084
Series 2015-6, Class A, 144A^
2.439%(c)	05/01/20	6,470	6,324,843
Series 2015-8, Class A1, 144A
2.439%(c)	08/01/20	3,412	3,343,417
Series 2015-9, Class A1, 144A
2.439%(c)	10/01/20	1,688	1,654,276
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.028%(c)	01/01/61	EUR 4,195	4,239,101

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.238%(c)	12/15/49	GBP	2,776	$3,738,613
Marche M5 Srl (Italy),
Series 5, Class A
0.381%	10/27/65	EUR	33	37,986
Marche Mutui Srl (Italy),
Series 4, Class A
0.175%(c)	02/25/55	EUR	1,790	2,012,139
Series 6, Class A1
2.095%(c)	01/27/64	EUR	413	474,129
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.258%(c)	12/25/33		113	109,043
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.334%(c)	02/25/33		75	71,145
Series 2005-2, Class 1A
1.904%(c)	10/25/35		55	52,530
Series 2005-A8, Class A3A2
0.686%(c)	08/25/36		7	6,881
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 2A
2.540%(c)	10/25/35		422	397,576
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.292%(c)	06/25/36		147	140,811
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.888%(c)	10/07/20		267	266,706
Series 2010-R2, Class 1A
0.808%(c)	11/06/17		226	225,626
Series 2010-R3, Class 1A
0.999%(c)	12/08/20		230	230,145
Series 2010-R3, Class 2A
0.998%(c)	12/08/20		1,732	1,734,477
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.028%(c)	12/01/50	EUR	704	671,171
Series 2007-1X, Class A3
0.748%(c)	12/01/50	GBP	3,200	3,895,639
Series 2007-2X, Class A2
0.718%(c)	12/15/50	GBP	1,461	2,020,018
Series 2007-3X, Class A2B
0.375%(c)	12/15/50	EUR	2,695	2,801,982
Series 2007-3X, Class A3
1.588%(c)	12/15/50	GBP	1,381	1,754,521
Series 2007-3X, Class BA
1.838%(c)	12/15/50	GBP	345	415,567
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.672%(c)	08/25/33		62	63,085
RBSSP Resecuritization Trust,
Series 12, Class 2009-17A1, 144A
2.632%(c)	10/25/35		3,251	3,271,046
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		145	128,841

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-QO6, Class A1
0.616%(c)	06/25/46		701	$283,781
Series 2007-QO2, Class A1
0.586%(c)	02/25/47		2,376	1,235,648
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.886%(c)	04/25/35		343	251,410
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.190%(c)	09/25/35		377	286,250
Series 2006-SA1, Class 2A1
3.876%(c)	02/25/36		90	79,865
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2C
0.071%(c)	08/10/38	EUR	1,384	1,448,785
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.748%(c)	12/15/43	GBP	1,924	2,463,064
Series 2007-1X, Class M1B
0.808%(c)	12/15/43	GBP	932	1,081,049
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.779%(c)	12/12/36	GBP	1,043	1,352,424
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.739%(c)	06/12/44	GBP	2,702	3,403,713
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.632%(c)	07/20/36		161	144,789
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.795%(c)	02/25/34		182	180,484
Series 2004-4, Class 3A2
2.718%(c)	04/25/34		26	25,583
Series 2004-18, Class 5A
2.824%(c)	12/25/34		46	44,699
Series 2005-1, Class 2A
2.626%(c)	02/25/35		4,625	4,539,930
Series 2005-18, Class 6A1
2.762%(c)	09/25/35		567	499,310
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
1.090%(c)	10/19/34		12	11,242
Series 2005-AR5, Class A2
0.680%(c)	07/19/35		198	186,274
Series 2006-AR3, Class 12A1
0.656%(c)	05/25/36		200	145,656
Series 2006-AR7, Class A1BG
0.556%(c)	08/25/36		3,327	2,460,177
Series 2007-AR4, Class A3
0.656%(c)	09/25/47		617	472,155
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.490%(c)	11/07/40	AUD	87	67,250
TBW Mortgage-Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	38,568

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
2.394%(c)	06/25/47		125	$110,722
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.786%(c)	07/15/51	GBP	1,500	2,126,542
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.698%(c)	03/20/37		246	233,650
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.886%(c)	04/25/35		1,054	771,034
Series 2006-AR5, Class 3A
1.291%(c)	07/25/46		52	32,075
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.551%(c)	11/25/42		2	1,570
Series 2005-AR10, Class 3A1
2.580%(c)	08/25/35		11	10,075
Series 2005-AR16, Class 1A3
2.571%(c)	12/25/35		750	699,769
Series 2006-AR2, Class 2A1
2.404%(c)	03/25/36		278	246,786
Series 2006-AR5, Class A12A
1.331%(c)	06/25/46		58	53,563
Series 2006-AR7, Class 3A
2.164%(c)	07/25/46		305	269,429
Series 2006-AR10, Class 1A2
2.432%(c)	09/25/36		78	70,125
Series 2006-AR13, Class 2A
2.155%(c)	10/25/46		30	26,740
Series 2006-AR15, Class 2A
2.155%(c)	11/25/46		104	91,586
Series 2006-AR19, Class 1A1A
1.081%(c)	01/25/47		183	162,702
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.753%(c)	09/25/34		43	43,628
Series 2005-AR4, Class 1A3
2.979%(c)	04/25/35		2,044	2,052,047
Series 2006-AR2, Class 2A1
2.837%(c)	03/25/36		431	424,439
Series 2006-AR2, Class 2A3
2.837%(c)	03/25/36		308	300,579
Series 2006-AR6, Class 3A1
2.830%(c)	03/25/36		199	186,690
Series 2006-AR8, Class 3A1
2.850%(c)	04/25/36		127	121,704
Series 2006-AR10, Class 5A6
2.807%(c)	07/25/36		758	724,375

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $180,159,744)				177,736,505

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corp.
2.500%(c)	03/01/35		6	5,574

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
1.522%(c)	11/01/42-03/01/44		131	$133,883
2.709%(c)	09/01/19		—	407
3.000%	TBA		11,000	11,260,390
3.500%	TBA		25,000	26,167,970
4.000%	TBA		10,000	10,650,000
4.295%	06/01/21		2,887	3,194,064
4.500%	03/01/25-11/01/25		155	165,498
5.000%	04/01/30		441	487,329
Government National Mortgage Assoc.
1.432%(c)	01/20/66		2,701	2,700,971
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30		1,520	2,237,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,612,230)				57,003,271

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds
2.750%	08/15/42-11/15/42	(h)	7,900	8,148,400
2.875%	08/15/45	(h)	3,000	3,155,625
3.000%	11/15/44	(h)	2,200	2,374,024
U.S. Treasury Floating Rate Note
0.468%(c)	10/31/17	(h)	175	174,987
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/22		157,020	163,752,943
0.125%	01/15/22	(hh)	33,850	35,953,162
0.125%	07/15/24	(h)(k)	12,700	12,714,607
0.125%	01/15/23	(hh)(k)	92,700	95,923,101
0.250%	01/15/25	(h)	3,400	3,429,362
0.375%	07/15/25	(h)	14,800	15,107,899
0.375%	07/15/23	(h)(hh)(k)	18,375	19,266,787
0.625%	07/15/21-01/15/26	(h)	115,350	125,291,879
0.750%	02/15/42-02/15/45		28,930	28,618,658
1.000%	02/15/46	(h)	1,760	1,835,268
1.125%	01/15/21		12,800	14,813,768
1.375%	01/15/20		6,700	7,857,774
1.375%	02/15/44	(h)	31,420	35,755,648
1.625%	01/15/18	(h)	500	591,207
1.750%	01/15/28	(h)	7,720	10,121,944
1.875%	07/15/19	(h)	700	844,308
2.000%	01/15/26		13,950	19,494,347
2.125%	02/15/40-02/15/41		8,200	11,465,945
2.125%	01/15/19	(h)(hh)(k)	3,800	4,526,524
2.375%	01/15/25	(h)(hh)(k)	35,200	52,681,115
2.375%	01/15/27	(h)	19,590	28,106,912
2.375%	01/15/17	(h)	3,600	4,358,304
2.500%	07/15/16-01/15/29		49,640	68,222,092
3.625%	04/15/28		9,540	19,238,938
3.875%	04/15/29	(h)	15,770	32,529,005
U.S. Treasury Notes
1.000%	03/15/18		1,090	1,095,322
1.125%	02/28/21		1,650	1,643,232
1.250%	03/31/21		10,000	10,008,980
1.375%	08/31/20		360	363,403
1.625%	02/15/26		1,500	1,478,203
2.125%	12/31/22		880	914,100
2.250%	11/15/25		10,000	10,407,420

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	02/15/46	8,640	$8,424,337
3.000%	11/15/45	6,630	7,157,549

TOTAL U.S. TREASURY OBLIGATIONS (cost $852,132,421)			867,847,079

TOTAL LONG-TERM INVESTMENTS (cost $7,300,058,346)			7,740,050,696

Shares
SHORT-TERM INVESTMENTS — 20.1%

AFFILIATED MUTUAL FUND — 17.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,455,871,313; includes $790,472,087 of cash collateral for securities on loan)(b)(w)	1,455,871,313	1,455,871,313

Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.5%
RBC Capital Markets LLC, 0.470%, dated 03/31/16, due 04/01/16 in the amount of $39,600,517 (cost $39,600,000)	39,600	39,600,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 1.3%
Brazil Letras do Tesouro Nacional
14.099%	07/01/16		BRL	203,100	$54,634,360
15.018%	10/01/16		BRL	159,400	41,472,416
15.252%	01/01/17		BRL	49,000	12,355,675

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $102,622,020)					108,462,451

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.080%	04/28/16			3,946	3,945,763
0.151%	04/28/16			381	380,957
0.220%	04/28/16			233	232,962
0.225%	04/28/16			464	463,922
0.252%	04/07/16	(h)		2,658	2,657,888
0.256%	04/07/16			502	501,979
0.260%	04/07/16-04/14/16			4,451	4,450,626
0.285%	06/16/16	(hh)		15,500	15,493,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,124,772)					28,127,866

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Discount Notes (cost $3,199,644)
0.160%	04/26/16	3,200	$3,199,644

CERTIFICATES OF DEPOSIT — 0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
1.468%(c)	05/16/16	3,250	3,246,994
Intesa Sanpaolo SpA (Italy)
1.997%(c)	04/11/16	10,800	10,800,669

TOTAL CERTIFICATES OF DEPOSIT (cost $14,050,962)			14,047,663

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency option AUD vs USD,
expiring 05/27/16, @ FX Rate 0.90	Citigroup Global Markets	AUD	1,000	33
Currency option EUR vs USD,
expiring 05/27/16, @ FX Rate 1.30	Citigroup Global Markets	EUR	300	18
Currency option GBP vs USD,
expiring 05/26/16, @ FX Rate 1.63	Citigroup Global Markets	GBP	300	12
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group		38,600	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group		19,300	41
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		9,990	53,116
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets		21,100	329,358
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		25,820	333,503

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		15,660	$347,067
NYMEX Crude Oil Futures,
expiring 08/17/17, Strike Price $58.00			13	33,670
expiring 08/17/17, Strike Price $60.00			5	11,050
expiring 08/17/17, Strike Price $62.00			15	28,500
expiring 11/15/17, Strike Price $56.00			12	43,080
expiring 11/15/17, Strike Price $57.00			5	16,650

				1,196,098

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.50		GBP	344,000	3,088
5 Year U.S. Treasury Notes Futures,
expiring 05/20/16, Strike Price $113.75			14,100	—
10 Year U.S. Treasury Notes Futures,
expiring 05/20/16, Strike Price $115.00			41,200	—
Euro-Bobl Option,
expiring 04/15/16, Strike Price $99.13			1,880	155,100
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/16	Morgan Stanley		39,400	4
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/11/16	Citigroup Global Markets		104,800	10
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		9,990	2,541
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/29/16	Goldman Sachs & Co.		40,900	4
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Morgan Stanley		50,400	11,112

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Morgan Stanley	50,100	$11,272
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.	75,100	6,890
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.	85,800	7,872
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets	127,500	5,250
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.	202,800	8,350
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.	304,600	12,541
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Morgan Stanley	54,500	2,244
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Royal Bank of Scotland Group PLC	129,300	5,324
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets	118,100	598
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.	13,300	13,806

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	3,500		$70,462
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	1,600		74,046
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	1,600		70,591
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley	3,400		244,344
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG	5,000		262,663
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	1,000		73,308
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	1,000		15,627
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	4,500		365,072
LME Copper Futures,
expiring 06/01/16, Strike Price $4,200.00	JPMorgan Chase	—	(r)	2,134

				1,424,253

TOTAL OPTIONS PURCHASED (cost $3,616,619)				2,620,351

TOTAL SHORT-TERM INVESTMENTS (cost $1,647,085,330)				1,651,929,288

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.4% (cost $8,947,143,676)				$9,391,979,984

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SECURITY SOLD SHORT — 0.0%
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
5.500%	TBA
(proceeds received $2,240,000)				2,000	(2,242,785)

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $130.00				6,400	(56,000)
CDX.O.IG.25.5Y,
expiring 04/20/16, Strike Price $0.90		Barclays Capital Group		1,500	(2,243)
expiring 04/20/16, Strike Price $0.90		Credit Suisse First Boston Corp.		700	(1,046)
expiring 04/20/16, Strike Price $0.95		Barclays Capital Group		800	(2,420)
expiring 04/20/16, Strike Price $0.95		Morgan Stanley		1,600	(4,840)
Currency option AUD vs USD,
expiring 04/04/16, @ FX Rate 0.74		Bank of America	AUD	1,900	(52,080)
expiring 04/04/16, @ FX Rate 0.74		Hong Kong & Shanghai Bank	AUD	3,000	(73,288)
expiring 04/22/16, @ FX Rate 0.75		Citigroup Global Markets	AUD	3,300	(72,544)
Currency option EUR vs USD,
expiring 04/29/16, @ FX Rate 1.13		UBS AG	EUR	3,000	(60,120)
expiring 05/04/16, @ FX Rate 1.13		JPMorgan Chase	EUR	6,000	(43,456)
expiring 05/05/16, @ FX Rate 1.14		Goldman Sachs & Co.	EUR	9,200	(134,320)
Currency option USD vs BRL,
expiring 01/11/18, @ FX Rate 6.30		Credit Suisse First Boston Corp.		5,400	(164,918)
Currency option USD vs CAD,
expiring 04/01/16, @ FX Rate 1.37		Hong Kong & Shanghai Bank		2,300	—
expiring 04/01/16, @ FX Rate 1.37		Goldman Sachs & Co.		1,800	—
expiring 04/21/16, @ FX Rate 1.37		Citigroup Global Markets		3,600	(1,265)
Currency option USD vs MXN,
expiring 04/14/16, @ FX Rate 18.30		Credit Suisse First Boston Corp.		2,500	(1,098)
expiring 04/20/16, @ FX Rate 18.20		Goldman Sachs & Co.		2,900	(3,350)
expiring 04/29/16, @ FX Rate 18.45		Goldman Sachs & Co.		3,000	(4,056)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/05/16, @ FX Rate 18.25	Goldman Sachs & Co.	3,400	$(9,854)
expiring 05/05/16, @ FX Rate 18.30	JPMorgan Chase	3,300	(8,711)
expiring 05/13/16, @ FX Rate 18.55	Goldman Sachs & Co.	300	(917)
Currency option USD vs RUB,
expiring 12/08/16, @ FX Rate 87.00	Hong Kong & Shanghai Bank	2,500	(68,729)
Euro Bond Futures,
expiring 05/02/16, Strike Price $163.00		9,500	(149,179)
Euro Bund Futures,
expiring 04/22/16, Strike Price $164.50		10,200	(26,695)
expiring 04/22/16, Strike Price $165.00		12,700	(18,787)
Henry Hub Natural Gas Futures,
expiring 04/26/16, Strike Price $2.20		50	(1,050)
expiring 04/26/16, Strike Price $2.25		40	(600)
Inflation Cap Option, Inflation on the CPI
Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.00	Deutsche Bank AG	1,800	—
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase	600	(274)
Interest Rate Swap Options,
Pay a fixed rate of 2.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/19/16	Morgan Stanley	11,700	(88,815)
Pay a fixed rate of 2.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/25/16	Credit Suisse First Boston Corp.	9,700	(76,684)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	57,900	—
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	9,990	(163,665)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	21,100	(206,477)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.45% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/16	Goldman Sachs & Co.	EUR	2,700	$(13,206)
Pay a fixed rate of 0.45% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/16	Morgan Stanley	EUR	4,300	(23,233)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Credit Suisse First Boston Corp.		44,100	(111,757)
Pay a fixed rate of 1.45% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Bank of America		66,400	(151,015)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		25,820	(194,970)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase		15,660	(220,448)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		13,300	(226,070)
iTraxx.O.EU.25.5Y,
expiring 06/15/16, Strike Price $0.60	Barclays Capital Group	EUR	3,900	(3,817)
NYMEX Crude Oil Futures,
expiring 08/17/16, Strike Price $53.00			5	(4,550)
expiring 08/17/16, Strike Price $55.00			28	(19,040)
expiring 11/16/16, Strike Price $53.00			12	(23,040)
expiring 11/16/16, Strike Price $54.00			5	(8,600)
S&P GSCI Copper,
expiring 05/03/16, Strike Price $0.84	Goldman Sachs & Co.		9,200	(1)
expiring 05/17/16, Strike Price $0.89	Goldman Sachs & Co.		4,160	—
expiring 06/17/16, Strike Price $0.91	Goldman Sachs & Co.		2,470	—
S&P GSCI Energy,
expiring 05/03/16, Strike Price $2.34	Goldman Sachs & Co.		2,150	—
expiring 05/17/16, Strike Price $2.88	Goldman Sachs & Co.		1,100	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
S&P GSCI Natural Gas,
expiring 05/03/16, Strike Price $2.48	Goldman Sachs & Co.		2,300	$—
expiring 05/17/16, Strike Price $1.59	Goldman Sachs & Co.		2,670	—

				(2,497,228)

Put Options
90 Day Sterling Futures,
expiring 12/31/16, Strike Price $98.00		GBP	344,000	—
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $129.25			6,800	(11,687)
expiring 04/22/16, Strike Price $129.50			10,600	(21,531)
CDX.O.IG.25.5Y,
expiring 04/20/16, Strike Price $1.50	Barclays Capital Group		700	(26)
expiring 04/20/16, Strike Price $1.50	Citigroup Global Markets		800	(29)
expiring 04/20/16, Strike Price $1.60	Bank of America		800	(16)
expiring 04/20/16, Strike Price $1.60	Barclays Capital Group		800	(16)
expiring 04/20/16, Strike Price $1.60	Citigroup Global Markets		1,500	(30)
expiring 05/18/16, Strike Price $1.70	Barclays Capital Group		1,400	(210)
expiring 05/18/16, Strike Price $1.70	Citigroup Global Markets		1,200	(180)
Currency option EUR vs USD,
expiring 04/28/16, @ FX Rate 1.10	UBS AG	EUR	9,000	(10,793)
expiring 05/03/16, @ FX Rate 1.10	Credit Suisse First Boston Corp.	EUR	400	(610)
expiring 05/03/16, @ FX Rate 1.10	JPMorgan Chase	EUR	3,130	(4,773)
Currency option USD vs CAD,
expiring 04/05/16, @ FX Rate 1.34	Morgan Stanley		3,500	(114,085)
Currency option USD vs JPY,
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		3,900	(9,768)
Currency option USD vs MXN,
expiring 04/05/16, @ FX Rate 18.20	Goldman Sachs & Co.		4,900	(257,741)
expiring 04/14/16, @ FX Rate 18.20	Credit Suisse First Boston Corp.		2,700	(140,568)
Euro Bund Futures,
expiring 04/22/15, Strike Price $161.50			13,700	(32,737)
expiring 04/22/16, Strike Price $160.50			11,500	(13,086)
expiring 04/22/16, Strike Price $161.00			20,200	(32,180)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 04/22/16, Strike Price $162.00			11,000	$(37,551)
expiring 05/02/16, Strike Price $161.00			5,500	(30,041)
Euro-Bobl Option,
expiring 04/15/16, Strike Price $98.88			1,880	(14,100)
Henry Hub Natural Gas Futures,
expiring 04/26/16, Strike Price $1.70			60	(1,260)
expiring 04/26/16, Strike Price $1.75			40	(1,120)
expiring 07/26/16, Strike Price $1.90			50	(3,500)
expiring 09/27/16, Strike Price $0.45			10	(1,760)
expiring 11/25/16, Strike Price $2.10			40	(2,400)
expiring 11/25/16, Strike Price $2.20			50	(4,000)
expiring 11/25/16, Strike Price $2.25			200	(19,400)
expiring 11/25/16, Strike Price $2.35			290	(37,120)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG		700	(2,415)
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		7,900	(81,082)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(720)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets		700	(151)
expiring 09/29/20, Strike Price $1.00	Citigroup Global Markets		400	(87)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase		3,500	(44,041)
Inflation Floor Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	2,300	(28,836)
Interest Rate Swap Options,
Receive a fixed rate of 2.02% and pay a floating rate based on 3 Month LIBOR, expiring 04/11/16	JPMorgan Chase		6,500	(42)
Receive a fixed rate of 1.98% and pay a floating rate based on 3 Month LIBOR, expiring 04/15/16	Citigroup Global Markets		7,300	(699)
Receive a fixed rate of 1.87% and pay a floating rate based on 3 Month LIBOR, expiring 04/18/16	Bank of America		14,300	(8,468)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.00% and pay a floating rate based on 3 Month LIBOR, expiring 04/25/16	Morgan Stanley		13,700	$(3,457)
Receive a fixed rate of 2.21% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets		9,990	(195)
Receive a fixed rate of 0.95% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/16	Goldman Sachs & Co.	EUR	2,700	(4,110)
Receive a fixed rate of 0.95% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/16	Morgan Stanley	EUR	4,300	(6,527)
Receive a fixed rate of 2.10% and pay a floating rate based on 3 Month LIBOR, expiring 06/23/16	Credit Suisse First Boston Corp.		44,100	(23,968)
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 06/24/16	Bank of America		66,400	(41,865)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		15,500	(42,862)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		7,200	(53,273)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		7,000	(51,793)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		15,800	(243,161)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		25,000		$(296,137)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley		4,700		(75,639)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley		4,700		(78,176)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley		21,300		(388,643)
iTraxx.O.EU.24.5Y,
expiring 04/20/16, Strike Price $1.30	Goldman Sachs & Co.	EUR	9,200		(37)
iTraxx.O.EU.25.5Y,
expiring 06/15/16, Strike Price $1.00	Barclays Capital Group	EUR	3,900		(6,940)
LME Copper Futures,
expiring 06/01/16, Strike Price $4,200.00	Citigroup Global Markets		—	(r)	(2,134)

					(2,287,776)

TOTAL OPTIONS WRITTEN (premiums received $5,164,288)					(4,785,004)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.3% (cost $8,939,739,388)					9,384,952,195
Liabilities in excess of other assets(z) — (14.3)%					(1,176,044,581)

NET ASSETS — 100.0%					$8,208,907,614

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,953,590 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $768,743,545; cash collateral of $790,472,087 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $18,685,659. The aggregate value of $16,168,856 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by U.S. Treasury Security (coupon rates 1.75%, maturity dates 09/30/2022) with the aggregate value, including accrued interest, of $40,558,538. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Notional amount is less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
44	90 Day Euro Dollar	Dec. 2016	$10,918,600	$10,909,250	$(9,350)
156	90 Day Euro Euribor	Jun. 2016	44,453,636	44,489,139	35,503
680	2 Year U.S. Treasury Notes	Jun. 2016	148,632,250	148,750,000	117,750
3,053	5 Year U.S. Treasury Notes	Jun. 2016	368,523,641	369,913,884	1,390,243
412	10 Year Euro-Bund	Jun. 2016	76,378,159	76,566,994	188,835
249	10 Year U.K. Gilt	Jun. 2016	43,483,627	43,351,306	(132,321)
3,587	10 Year U.S. Treasury Notes	Jun. 2016	465,898,352	467,711,173	1,812,821
122	20 Year U.S. Treasury Bonds	Jun. 2016	20,091,174	20,061,376	(29,798)
480	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	82,802,973	82,815,000	12,027
980	Mini MSCI EAFE Index	Jun. 2016	79,692,762	79,649,500	(43,262)
111	Russell 2000 Mini Index	Jun. 2016	11,962,105	12,316,560	354,455
1,962	S&P 500 E-Mini Index	Jun. 2016	197,142,827	201,252,150	4,109,323

					7,806,226

Short Positions:
313	90 Day Euro Dollar	Mar. 2017	77,478,875	77,569,225	(90,350)
50	90 Day Euro Dollar	Jun. 2017	12,374,575	12,385,000	(10,425)
50	90 Day Euro Dollar	Sep. 2017	12,362,500	12,378,750	(16,250)
94	90 Day Euro Dollar	Dec. 2017	23,253,055	23,256,775	(3,720)
170	90 Day Euro Dollar	Mar. 2018	41,614,876	42,036,750	(421,874)
539	90 Day Euro Dollar	Jun. 2018	132,803,495	133,186,900	(383,405)
967	90 Day Euro Dollar	Sep. 2018	238,355,688	238,788,563	(432,875)
205	90 Day Euro Dollar	Dec. 2018	50,477,899	50,583,750	(105,851)
987	90 Day Sterling	Mar. 2018	175,210,715	175,761,443	(550,728)
726	90 Day Sterling	Jun. 2018	129,381,804	129,231,358	150,446
31	5 Year Euro-Bobl	Jun. 2016	4,624,743	4,624,549	194
138	10 Year Canadian Government Bonds	Jun. 2016	15,123,419	14,990,599	132,820
24	10 Year Euro-Bund	Jun. 2016	4,441,096	4,460,213	(19,117)
62	20 Year U.S. Treasury Bonds	Jun. 2016	10,204,551	10,195,126	9,425
35	Euro-BTP Italian Government Bond	Jun. 2016	5,515,982	5,600,414	(84,432)

					(1,826,142)

					$5,980,084

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Commodity futures contracts open at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
26	Brent Crude	Jul. 2016	$972,140	$1,060,020	$87,880
9	Brent Crude	Aug. 2016	374,554	370,980	(3,574)
18	Brent Crude	Sep. 2016	725,987	751,320	25,333
48	Brent Crude	Dec. 2016	1,945,041	2,073,600	128,559
72	Brent Crude	Dec. 2017	3,283,171	3,384,000	100,829
28	Chicago Ethanol (Platts) Swap	Dec. 2016	1,626,765	1,605,240	(21,525)
422	CME Dollar Spot Index	Jun. 2016	80,646,295	80,504,928	(141,367)
116	CME Dollar Spot Index	Sep. 2016	22,137,876	22,134,899	(2,977)
37	Cocoa	Sep. 2016	1,094,941	1,089,650	(5,291)
20	Cocoa	Dec. 2016	609,092	602,936	(6,156)
27	Cocoa	Mar. 2017	865,454	783,540	(81,914)
11	Coffee ‘C’	Dec. 2016	544,946	548,213	3,267
1	Cotton No. 2	Mar. 2017	28,843	29,195	352
25	Gasoline RBOB	May 2016	1,559,395	1,519,035	(40,360)
6	Gold 100 OZ	Aug. 2016	750,871	742,200	(8,671)
12	Hard Red Winter Wheat	May 2016	272,294	285,750	13,456
8	Hard Red Winter Wheat	Jul. 2016	197,250	194,800	(2,450)
60	Henry Hub LD1 Fixed Price	Apr. 2017	385,233	394,650	9,417
30	Henry Hub LD1 Fixed Price	Apr. 2018	191,700	203,925	12,225
2	Henry Hub Natural Gas Swap	Nov. 2016	12,920	12,325	(595)
2	Henry Hub Natural Gas Swap	Dec. 2016	12,920	13,675	755
116	Henry Hub Natural Gas Swap	Apr. 2017	753,980	762,990	9,010
12	Henry Hub Natural Gas Swap	Mar. 2018	79,710	89,880	10,170
20	Henry Hub Natural Gas Swap	Apr. 2018	134,010	135,950	1,940
1	Henry Hub Natural Gas Swap	Jan. 2019	12,242	7,810	(4,432)
1	Henry Hub Natural Gas Swap	Feb. 2019	12,192	7,767	(4,425)
1	Henry Hub Natural Gas Swap	Mar. 2019	12,042	7,613	(4,429)
1	Henry Hub Natural Gas Swap	Apr. 2019	11,392	6,950	(4,442)
1	Henry Hub Natural Gas Swap	May 2019	11,428	6,945	(4,483)
1	Henry Hub Natural Gas Swap	Jun. 2019	11,482	7,027	(4,455)
1	Henry Hub Natural Gas Swap	Jul. 2019	11,552	7,117	(4,435)
1	Henry Hub Natural Gas Swap	Aug. 2019	11,608	7,163	(4,445)
1	Henry Hub Natural Gas Swap	Sep. 2019	11,622	7,140	(4,482)
1	Henry Hub Natural Gas Swap	Oct. 2019	11,705	7,195	(4,510)
1	Henry Hub Natural Gas Swap	Nov. 2019	11,950	7,387	(4,563)
1	Henry Hub Natural Gas Swap	Dec. 2019	12,428	7,757	(4,671)
12	Lean Hogs	Oct. 2016	333,399	330,840	(2,559)
24	Live Cattle	Aug. 2016	1,162,428	1,153,680	(8,748)
2	Live Cattle	Feb. 2017	94,942	94,940	(2)
8	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2016	17,450	14,720	(2,730)
8	LLS (Argus) vs. WTI Spread Calendar Swap	May 2016	17,450	13,920	(3,530)
8	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2016	17,450	13,520	(3,930)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2016	4,900	3,280	(1,620)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2016	4,900	3,180	(1,720)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2016	4,900	3,100	(1,800)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	4,900	3,100	(1,800)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	4,900	3,100	(1,800)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	4,900	3,100	(1,800)
18	LME Copper	Jul. 2016	2,225,625	2,180,475	(45,150)
17	LME Lead	Jul. 2016	754,456	724,413	(30,043)
14	LME Nickel	Jul. 2016	730,077	713,832	(16,245)
8	LME Zinc	Jul. 2016	364,675	363,650	(1,025)
7	Low Sulphur Gas Oil	Dec. 2016	284,642	276,325	(8,317)
23	Low Sulphur Gas Oil	Dec. 2017	995,342	993,600	(1,742)
8	Milling Wheat No. 2	Dec. 2016	77,833	76,126	(1,707)
32	Natural Gas	Jun. 2016	639,490	657,280	17,790
79	Natural Gas	Apr. 2017	2,108,794	2,078,490	(30,304)
8	Natural Gas	Apr. 2018	208,055	217,520	9,465

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Commodity futures contracts open at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
88	Platinum	Jul. 2016	$4,185,345	$4,301,000	$115,655
13	Red Spring Wheat	May 2016	325,323	344,175	18,852
2	Soybean	May 2017	92,945	92,900	(45)
3	Soybean Oil	Dec. 2016	53,693	62,694	9,001
25	Sugar #11 (World)	Jul. 2016	451,320	432,600	(18,720)
5	White Sugar	Aug. 2016	93,647	110,050	16,403
26	WTI Crude	Mar. 2017	1,245,556	1,139,580	(105,976)
15	WTI Crude	Jun. 2017	682,435	668,550	(13,885)
74	WTI Crude	Sep. 2017	3,157,573	3,342,580	185,007
60	WTI Crude	Mar. 2018	2,886,380	2,776,200	(110,180)
21	WTI Light Sweet Crude Oil	Jun. 2017	887,703	935,970	48,267

					39,603

Short Positions:
58	Brent Crude	Jun. 2016	2,118,869	2,339,140	(220,271)
22	Brent Crude	Jun. 2017	996,843	999,240	(2,397)
52	Brent Crude	Sep. 2017	2,200,679	2,408,120	(207,441)
2	Brent Crude	Mar. 2018	83,247	95,620	(12,373)
20	Brent Crude	Jun. 2018	903,919	972,800	(68,881)
6	Brent Crude	Dec. 2018	299,858	298,200	1,658
2	Brent Dubai Swap	Apr. 2016	9,400	8,002	1,398
2	Brent Dubai Swap	May 2016	9,400	7,940	1,460
2	Brent Dubai Swap	Jun. 2016	9,400	8,268	1,132
2	Cocoa	May 2016	56,027	59,000	(2,973)
20	Cocoa	Jul. 2016	627,463	621,607	5,856
11	Coffee ‘C’	May 2016	523,887	525,731	(1,844)
15	Coffee ‘C’	Sep. 2016	737,403	738,281	(878)
5	Copper	May 2016	271,296	272,875	(1,579)
89	Corn	Jul. 2016	1,681,389	1,583,087	98,302
63	Corn	Dec. 2016	1,188,984	1,161,563	27,421
1	Cotton No. 2	Dec. 2016	28,543	28,885	(342)
5	Gasoline RBOB	Jun. 2016	313,172	306,873	6,299
8	Gasoline RBOB	Jul. 2016	495,480	490,190	5,290
21	Gasoline RBOB	Aug. 2016	1,111,187	1,271,227	(160,040)
44	Gold 100 OZ	Jun. 2016	5,483,080	5,436,640	46,440
62	Henry Hub LD1 Fixed Price	Mar. 2017	424,860	437,410	(12,550)
31	Henry Hub LD1 Fixed Price	Mar. 2018	219,170	232,190	(13,020)
116	Henry Hub Natural Gas Swap	Mar. 2017	806,095	818,380	(12,285)
32	Henry Hub Natural Gas Swap	Oct. 2017	208,250	220,160	(11,910)
12	Lean Hogs	Jun. 2017	398,707	388,080	10,627
24	Live Cattle	Jun. 2016	1,219,910	1,190,640	29,270
2	Live Cattle	Dec. 2016	95,645	95,520	125
56	LME PRI Aluminum	Jul. 2016	2,074,881	2,131,500	(56,619)
27	Low Sulphur Gas Oil	Jul. 2016	1,009,814	995,625	14,189
22	Low Sulphur Gas Oil	Jun. 2017	937,028	916,850	20,178
8	Low Sulphur Gas Oil	Jun. 2018	349,918	358,400	(8,482)
41	Natural Gas	Jul. 2016	866,282	882,730	(16,448)
31	Natural Gas	Oct. 2016	709,131	709,590	(459)
9	Natural Gas	Dec. 2016	244,323	246,150	(1,827)
11	Natural Gas	Jan. 2017	316,540	315,480	1,060
67	Natural Gas	Mar. 2017	1,866,390	1,890,740	(24,350)
7	Natural Gas	Oct. 2017	186,300	192,640	(6,340)
1	Natural Gas	Mar. 2018	27,475	29,960	(2,485)
25	No. 2 Soft Red Winter Wheat	May 2016	581,006	591,875	(10,869)
57	No. 2 Soft Red Winter Wheat	Jun. 2016	1,360,902	1,370,137	(9,235)
3	No. 2 Soft Red Winter Wheat	Dec. 2016	75,473	75,600	(127)
18	NY Harbor ULSD	Jul. 2016	941,938	923,454	18,484
6	Silver	Jul. 2016	448,922	465,060	(16,138)
2	Soybean	Nov. 2016	92,582	92,475	107

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Commodity futures contracts open at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
1	Soybean Oil	May 2016	$18,744	$20,532	$(1,788)
2	Soybean Oil	Jul. 2016	40,286	41,328	(1,042)
1	WTI Crude	Jul. 2016	41,232	40,690	542
10	WTI Crude	Aug. 2016	413,464	413,600	(136)
42	WTI Crude	Dec. 2016	1,737,405	1,806,840	(69,435)
103	WTI Crude	Dec. 2017	4,625,898	4,721,520	(95,622)
30	WTI Crude	Jun. 2018	1,484,416	1,402,200	82,216
14	WTI Light Sweet Crude Oil	Sep. 2016	554,202	586,600	(32,398)

					(710,530)

					$(670,927)

(1)	Cash of $7,070,000 and $1,754,000 have been segregated by Citigroup Global Markets and Goldman Sachs & Co., respectively, and U.S. Treasury Obligations with an aggregate market value of $5,107,527 have been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/16	UBS AG	AUD	7,999	$6,013,680	$6,130,492	$116,812
Brazilian Real,
Expiring 04/01/16	Deutsche Bank AG	BRL	26,462	7,267,773	7,357,405	89,632
Expiring 04/04/16	Credit Suisse First Boston Corp.	BRL	26,462	7,203,474	7,351,314	147,840
Expiring 04/04/16	Deutsche Bank AG	BRL	26,462	7,435,432	7,351,314	(84,118)
Expiring 04/04/16	Goldman Sachs & Co.	BRL	30,692	7,671,814	8,526,515	854,701
Expiring 04/04/16	Goldman Sachs & Co.	BRL	22,758	6,394,749	6,322,404	(72,345)
Expiring 04/04/16	Goldman Sachs & Co.	BRL	12,442	3,109,926	3,456,397	346,471
Expiring 04/04/16	Goldman Sachs & Co.	BRL	1,310	349,000	363,841	14,841
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	28,753	8,079,231	7,987,829	(91,402)
Expiring 04/04/16	JPMorgan Chase	BRL	32,022	8,997,842	8,896,048	(101,794)
Expiring 04/04/16	Morgan Stanley	BRL	65,000	17,055,891	18,057,446	1,001,555
Expiring 05/03/16	Hong Kong & Shanghai Bank	BRL	28,753	7,921,858	7,924,151	2,293
British Pound,
Expiring 04/04/16	Citigroup Global Markets	GBP	1,969	2,728,552	2,828,001	99,449
Expiring 04/04/16	Goldman Sachs & Co.	GBP	53,106	75,835,368	76,274,151	438,783
Expiring 04/04/16	Goldman Sachs & Co.	GBP	9,196	13,131,888	13,207,869	75,981
Expiring 04/04/16	Goldman Sachs & Co.	GBP	875	1,221,617	1,256,729	35,112
Expiring 05/03/16	JPMorgan Chase	GBP	554	797,304	795,760	(1,544)
Canadian Dollar,
Expiring 04/04/16	Citigroup Global Markets	CAD	18,881	14,330,332	14,537,906	207,574
Expiring 04/04/16	Citigroup Global Markets	CAD	1,787	1,338,397	1,375,947	37,550
Expiring 04/04/16	Goldman Sachs & Co.	CAD	3,394	2,509,607	2,613,296	103,689
Expiring 04/04/16	JPMorgan Chase	CAD	11,281	8,322,545	8,686,092	363,547
Expiring 04/04/16	JPMorgan Chase	CAD	6,269	4,636,582	4,826,976	190,394
Expiring 04/15/16	JPMorgan Chase	CAD	624	465,700	480,386	14,686
Chinese Renminbi,
Expiring 10/11/16	Standard Chartered PLC	CNH	6,557	981,186	1,004,298	23,112
Chinese Yuan,
Expiring 09/26/16	Citigroup Global Markets	CNY	17,445	2,559,000	2,681,356	122,356
Expiring 09/26/16	UBS AG	CNY	1,476	216,000	226,892	10,892
Expiring 10/11/16	Goldman Sachs & Co.	CNY	18,921	2,785,345	2,907,302	121,957
Expiring 12/05/16	BNP Paribas	CNY	22,383	3,278,073	3,435,204	157,131
Expiring 12/05/16	Deutsche Bank AG	CNY	34,877	5,121,966	5,352,783	230,817
Expiring 12/05/16	JPMorgan Chase	CNY	60,179	8,793,556	9,235,986	442,430
Expiring 12/05/16	JPMorgan Chase	CNY	16,553	2,408,591	2,540,494	131,903
Expiring 12/07/16	BNP Paribas	CNY	20,007	2,927,508	3,070,400	142,892

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/04/16	Citigroup Global Markets	EUR	15,809	$17,259,805	$17,991,228	$731,423
Expiring 04/04/16	Citigroup Global Markets	EUR	8,587	9,614,709	9,772,324	157,615
Expiring 04/04/16	Citigroup Global Markets	EUR	5,738	6,472,243	6,530,057	57,814
Expiring 04/04/16	Citigroup Global Markets	EUR	2,441	2,658,034	2,777,949	119,915
Expiring 04/04/16	Citigroup Global Markets	EUR	2,409	2,619,450	2,741,531	122,081
Expiring 04/04/16	Citigroup Global Markets	EUR	1,798	1,998,940	2,046,191	47,251
Expiring 04/04/16	Citigroup Global Markets	EUR	1,326	1,447,688	1,509,037	61,349
Expiring 04/04/16	Citigroup Global Markets	EUR	1,181	1,286,005	1,344,022	58,017
Expiring 04/04/16	Citigroup Global Markets	EUR	957	1,040,604	1,089,102	48,498
Expiring 04/04/16	Goldman Sachs & Co.	EUR	400	434,740	455,215	20,475
Expiring 04/04/16	Hong Kong & Shanghai Bank	EUR	1,749	1,928,337	1,990,427	62,090
Expiring 04/04/16	JPMorgan Chase	EUR	2,407	2,616,045	2,739,255	123,210
Expiring 04/04/16	Morgan Stanley	EUR	3,159	3,581,246	3,595,059	13,813
Expiring 04/04/16	UBS AG	EUR	198,453	222,227,669	225,846,870	3,619,201
Expiring 04/04/16	UBS AG	EUR	16,165	18,101,761	18,396,566	294,805
Expiring 04/04/16	UBS AG	EUR	9,505	10,658,726	10,817,042	158,316
Expiring 04/28/16	Deutsche Bank AG	EUR	2,467	2,752,589	2,808,943	56,354
Expiring 05/03/16	Citigroup Global Markets	EUR	18,175	20,697,748	20,701,814	4,066
Indian Rupee,
Expiring 05/24/16	Citigroup Global Markets	INR	277,958	4,078,018	4,154,451	76,433
Expiring 05/24/16	Citigroup Global Markets	INR	26,696	391,670	399,011	7,341
Expiring 05/24/16	UBS AG	INR	80,107	1,150,958	1,197,302	46,344
Japanese Yen,
Expiring 04/04/16	BNP Paribas	JPY	595,070	5,281,141	5,288,044	6,903
Expiring 04/04/16	Citigroup Global Markets	JPY	1,644,500	14,608,571	14,613,722	5,151
Expiring 04/04/16	Hong Kong & Shanghai Bank	JPY	6,268,598	55,696,117	55,705,412	9,295
Expiring 04/04/16	Hong Kong & Shanghai Bank	JPY	130,622	1,160,572	1,160,766	194
Expiring 04/04/16	JPMorgan Chase	JPY	137,200	1,231,705	1,219,217	(12,488)
Expiring 04/04/16	JPMorgan Chase	JPY	135,000	1,189,097	1,199,667	10,570
Expiring 04/04/16	UBS AG	JPY	163,000	1,445,829	1,448,487	2,658
Expiring 05/02/16	Goldman Sachs & Co.	JPY	2,374,570	21,173,161	21,119,314	(53,847)
Expiring 05/02/16	JPMorgan Chase	JPY	627,000	5,591,184	5,576,509	(14,675)
Expiring 05/02/16	Standard Chartered PLC	JPY	997,900	8,876,219	8,875,276	(943)
Expiring 04/03/17	JPMorgan Chase	JPY	232,000	2,063,690	2,090,844	27,154
Expiring 04/06/17	JPMorgan Chase	JPY	1,690,000	15,049,927	15,230,713	180,786
Malaysian Ringgit,
Expiring 05/24/16	Citigroup Global Markets	MYR	12,235	2,842,000	3,121,977	279,977
Expiring 05/24/16	Citigroup Global Markets	MYR	2,571	618,000	655,937	37,937
Expiring 05/24/16	Deutsche Bank AG	MYR	11,588	2,680,000	2,957,011	277,011
Expiring 05/24/16	Deutsche Bank AG	MYR	288	69,000	73,456	4,456
Expiring 05/24/16	Goldman Sachs & Co.	MYR	22,119	5,183,000	5,644,002	461,002
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	4,544	1,068,000	1,159,587	91,587
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	1,873	446,000	477,988	31,988
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	851	201,000	217,211	16,211
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	531	124,000	135,361	11,361
Expiring 05/24/16	JPMorgan Chase	MYR	4,963	1,210,000	1,266,524	56,524
Expiring 05/24/16	JPMorgan Chase	MYR	2,508	587,000	639,885	52,885
Expiring 05/24/16	Standard Chartered PLC	MYR	34,046	7,671,415	8,687,507	1,016,092
Expiring 05/24/16	Standard Chartered PLC	MYR	3,810	892,000	972,136	80,136
Expiring 05/24/16	Standard Chartered PLC	MYR	2,476	594,000	631,676	37,676
Expiring 05/24/16	Standard Chartered PLC	MYR	2,311	541,000	589,740	48,740
Expiring 05/24/16	UBS AG	MYR	24,910	5,791,000	6,356,322	565,322
Expiring 05/24/16	UBS AG	MYR	7,952	1,858,000	2,029,186	171,186
Expiring 05/24/16	UBS AG	MYR	3,732	892,435	952,228	59,793
Expiring 05/24/16	UBS AG	MYR	2,965	711,000	756,551	45,551
Mexican Peso,
Expiring 04/22/16	JPMorgan Chase	MXN	1,634	87,194	94,363	7,169
Expiring 05/20/16	Barclays Capital Group	MXN	1,785	103,349	102,832	(517)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/20/16	Goldman Sachs & Co.	MXN	51,748	$2,888,674	$2,981,150	$92,476
Expiring 05/20/16	JPMorgan Chase	MXN	309,065	17,343,228	17,804,924	461,696
Expiring 05/20/16	JPMorgan Chase	MXN	239,278	13,418,387	13,784,566	366,179
Expiring 05/20/16	JPMorgan Chase	MXN	67,153	3,731,759	3,868,617	136,858
Expiring 05/20/16	JPMorgan Chase	MXN	30,937	1,764,703	1,782,250	17,547
Expiring 05/20/16	JPMorgan Chase	MXN	4,553	263,877	262,294	(1,583)
New Taiwanese Dollar,
Expiring 05/24/16	Citigroup Global Markets	TWD	25,629	763,000	796,778	33,778
Expiring 05/24/16	Credit Suisse First Boston Corp.	TWD	11,572	346,000	359,758	13,758
Expiring 05/24/16	Credit Suisse First Boston Corp.	TWD	9,978	301,000	310,208	9,208
Expiring 05/24/16	Goldman Sachs & Co.	TWD	91,070	2,725,000	2,831,235	106,235
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	45,939	1,375,000	1,428,177	53,177
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	8,466	251,000	263,204	12,204
Expiring 05/24/16	JPMorgan Chase	TWD	241,543	7,160,000	7,509,252	349,252
Expiring 05/24/16	JPMorgan Chase	TWD	11,494	343,000	357,332	14,332
Expiring 05/24/16	JPMorgan Chase	TWD	7,449	221,000	231,574	10,574
Expiring 05/24/16	Standard Chartered PLC	TWD	88,487	2,647,716	2,750,938	103,222
Expiring 05/24/16	Standard Chartered PLC	TWD	11,199	331,000	348,175	17,175
New Zealand Dollar,
Expiring 04/04/16	Standard Chartered PLC	NZD	6,808	4,626,720	4,704,689	77,969
Expiring 04/04/16	Standard Chartered PLC	NZD	164	108,129	113,332	5,203
Russian Ruble,
Expiring 04/15/16	Morgan Stanley	RUB	689,638	9,897,216	10,218,563	321,347
Expiring 04/15/16	Morgan Stanley	RUB	614,671	8,478,685	9,107,751	629,066
Expiring 05/18/16	Credit Suisse First Boston Corp.	RUB	567,815	7,668,000	8,338,406	670,406
Expiring 05/18/16	JPMorgan Chase	RUB	132,527	1,719,071	1,946,175	227,104
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	6,490	388,259	437,353	49,094
South Korean Won,
Expiring 05/24/16	Citigroup Global Markets	KRW	2,953,512	2,448,000	2,578,811	130,811
Expiring 05/24/16	Citigroup Global Markets	KRW	624,708	518,000	545,454	27,454
Expiring 05/24/16	Credit Suisse First Boston Corp.	KRW	895,149	742,000	781,585	39,585
Expiring 05/24/16	Hong Kong & Shanghai Bank	KRW	1,529,708	1,266,000	1,335,639	69,639
Expiring 05/24/16	Hong Kong & Shanghai Bank	KRW	657,600	548,000	574,173	26,173
Expiring 05/24/16	JPMorgan Chase	KRW	2,219,349	1,851,000	1,937,788	86,788
Expiring 05/24/16	JPMorgan Chase	KRW	2,171,353	1,803,000	1,895,881	92,881
Expiring 05/24/16	JPMorgan Chase	KRW	1,239,605	1,030,000	1,082,341	52,341
Expiring 05/24/16	JPMorgan Chase	KRW	1,012,480	841,000	884,030	43,030
Expiring 05/24/16	UBS AG	KRW	1,205	1,000	1,052	52
Thai Baht,
Expiring 05/24/16	Citigroup Global Markets	THB	3,985	111,000	113,122	2,122
Expiring 05/24/16	Deutsche Bank AG	THB	37,894	1,063,842	1,075,726	11,884
Expiring 05/24/16	Goldman Sachs & Co.	THB	18,328	502,000	520,291	18,291
Expiring 05/24/16	JPMorgan Chase	THB	55,440	1,546,000	1,573,803	27,803
Expiring 05/24/16	JPMorgan Chase	THB	32,380	907,000	919,191	12,191
Expiring 05/24/16	JPMorgan Chase	THB	25,920	721,000	735,808	14,808
Expiring 05/24/16	JPMorgan Chase	THB	23,342	650,000	662,612	12,612
Expiring 05/24/16	Standard Chartered PLC	THB	97,811	2,732,000	2,776,633	44,633

				$850,484,644	$869,546,472	19,061,828

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/16	JPMorgan Chase	AUD	7,999	$5,699,228	$6,130,493	$(431,265)
Expiring 05/03/16	UBS AG	AUD	7,999	6,005,649	6,122,266	(116,617)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/13/16	JPMorgan Chase	AUD	980	$693,158	$749,694	$(56,536)
Brazilian Real,
Expiring 04/01/16	Citigroup Global Markets	BRL	26,462	7,954,178	7,357,404	596,774
Expiring 04/04/16	Citigroup Global Markets	BRL	14,021	4,400,000	3,895,019	504,981
Expiring 04/04/16	Citigroup Global Markets	BRL	13,369	4,010,000	3,714,094	295,906
Expiring 04/04/16	Credit Suisse First Boston Corp.	BRL	12,973	3,645,342	3,604,102	41,240
Expiring 04/04/16	Deutsche Bank AG	BRL	26,462	7,265,777	7,351,314	(85,537)
Expiring 04/04/16	Goldman Sachs & Co.	BRL	35,200	10,164,597	9,778,801	385,796
Expiring 04/04/16	Goldman Sachs & Co.	BRL	32,002	8,992,086	8,890,357	101,729
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	28,753	7,980,343	7,987,829	(7,486)
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	4,633	1,440,000	1,286,935	153,065
Expiring 04/04/16	Morgan Stanley	BRL	65,000	18,264,070	18,057,445	206,625
Expiring 04/04/16	UBS AG	BRL	13,489	3,244,000	3,747,212	(503,212)
Expiring 05/03/16	Credit Suisse First Boston Corp.	BRL	26,462	7,156,330	7,292,710	(136,380)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	135,800	32,943,398	36,758,341	(3,814,943)
Expiring 07/05/16	Morgan Stanley	BRL	67,300	17,218,001	18,216,763	(998,762)
Expiring 10/04/16	Credit Suisse First Boston Corp.	BRL	21,100	5,086,789	5,559,561	(472,772)
Expiring 10/04/16	Deutsche Bank AG	BRL	45,700	11,072,346	12,041,324	(968,978)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	22,900	5,620,322	6,033,837	(413,515)
Expiring 10/04/16	JPMorgan Chase	BRL	22,900	5,616,875	6,033,836	(416,961)
Expiring 10/04/16	Morgan Stanley	BRL	46,800	11,137,554	12,331,159	(1,193,605)
Expiring 01/04/17	JPMorgan Chase	BRL	49,000	11,391,375	12,602,551	(1,211,176)
British Pound,
Expiring 04/04/16	Barclays Capital Group	GBP	51,143	71,181,850	73,454,768	(2,272,918)
Expiring 04/04/16	Citigroup Global Markets	GBP	2,408	3,369,697	3,458,519	(88,822)
Expiring 04/04/16	Citigroup Global Markets	GBP	765	1,061,784	1,098,740	(36,956)
Expiring 04/04/16	Deutsche Bank AG	GBP	10	13,896	14,362	(466)
Expiring 04/04/16	Goldman Sachs & Co.	GBP	921	1,306,565	1,322,798	(16,233)
Expiring 04/04/16	JPMorgan Chase	GBP	8,857	12,327,350	12,720,976	(393,626)
Expiring 04/04/16	JPMorgan Chase	GBP	1,042	1,482,468	1,496,585	(14,117)
Expiring 04/28/16	JPMorgan Chase	GBP	906	1,291,709	1,301,669	(9,960)
Expiring 04/28/16	JPMorgan Chase	GBP	871	1,221,634	1,250,891	(29,257)
Expiring 04/28/16	UBS AG	GBP	990	1,407,000	1,422,008	(15,008)
Expiring 05/03/16	Goldman Sachs & Co.	GBP	53,106	75,840,944	76,280,944	(440,000)
Expiring 05/03/16	Goldman Sachs & Co.	GBP	9,196	13,132,854	13,209,046	(76,192)
Canadian Dollar,
Expiring 04/04/16	Citigroup Global Markets	CAD	40,036	28,947,884	30,826,735	(1,878,851)
Expiring 04/04/16	JPMorgan Chase	CAD	1,059	814,597	815,403	(806)
Expiring 04/04/16	JPMorgan Chase	CAD	380	286,633	292,590	(5,957)
Expiring 04/04/16	UBS AG	CAD	137	103,356	105,486	(2,130)
Expiring 05/03/16	Citigroup Global Markets	CAD	18,881	14,330,930	14,538,451	(207,521)
Expiring 05/03/16	JPMorgan Chase	CAD	8,097	6,211,085	6,234,724	(23,639)
Chinese Renminbi,
Expiring 05/24/16	JPMorgan Chase	CNH	37,520	5,720,000	5,791,158	(71,158)
Expiring 05/24/16	JPMorgan Chase	CNH	27,558	4,198,000	4,253,464	(55,464)
Expiring 05/24/16	Standard Chartered PLC	CNH	5,770	880,000	890,608	(10,608)
Expiring 01/06/17	JPMorgan Chase	CNH	6,573	952,000	1,000,612	(48,612)
Expiring 01/06/17	JPMorgan Chase	CNH	4,911	707,000	747,568	(40,568)
Chinese Yuan,
Expiring 09/26/16	Goldman Sachs & Co.	CNY	18,921	2,789,451	2,908,248	(118,797)
Expiring 10/11/16	BNP Paribas	CNY	22,383	3,294,963	3,439,234	(144,271)
Expiring 10/11/16	BNP Paribas	CNY	20,007	2,943,877	3,074,133	(130,256)
Expiring 12/05/16	Morgan Stanley	CNY	133,991	20,140,000	20,564,466	(424,466)
Expiring 12/07/16	Hong Kong & Shanghai Bank	CNY	20,007	3,011,000	3,070,400	(59,400)
Danish Krone,
Expiring 05/13/16	Morgan Stanley	DKK	1,290	195,162	197,248	(2,086)
Expiring 04/03/17	Bank of America	DKK	5,518	835,473	855,652	(20,179)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/04/16	BNP Paribas	EUR	24,525	$26,912,822	$27,910,557	$(997,735)
Expiring 04/04/16	BNP Paribas	EUR	3,120	3,424,843	3,550,676	(125,833)
Expiring 04/04/16	Citigroup Global Markets	EUR	16,698	18,523,223	19,002,943	(479,720)
Expiring 04/04/16	Citigroup Global Markets	EUR	10,540	11,715,023	11,994,910	(279,887)
Expiring 04/04/16	Citigroup Global Markets	EUR	2,962	3,246,679	3,370,865	(124,186)
Expiring 04/04/16	Citigroup Global Markets	EUR	1,721	1,912,861	1,958,562	(45,701)
Expiring 04/04/16	Goldman Sachs & Co.	EUR	3,573	3,940,047	4,066,207	(126,160)
Expiring 04/04/16	Goldman Sachs & Co.	EUR	2,007	2,181,283	2,284,041	(102,758)
Expiring 04/04/16	JPMorgan Chase	EUR	14,637	16,061,009	16,657,449	(596,440)
Expiring 04/04/16	Morgan Stanley	EUR	187,123	205,340,360	212,952,911	(7,612,551)
Expiring 04/04/16	Standard Chartered PLC	EUR	5,178	5,786,077	5,892,756	(106,679)
Expiring 04/28/16	Bank of America	EUR	3,389	3,683,067	3,859,499	(176,432)
Expiring 04/28/16	BNP Paribas	EUR	954	1,051,809	1,085,952	(34,143)
Expiring 04/28/16	Citigroup Global Markets	EUR	995	1,098,679	1,133,152	(34,473)
Expiring 04/28/16	JPMorgan Chase	EUR	511	567,100	581,881	(14,781)
Expiring 05/03/16	Citigroup Global Markets	EUR	1,095	1,246,990	1,247,235	(245)
Expiring 05/03/16	UBS AG	EUR	198,453	222,418,780	226,043,303	(3,624,523)
Expiring 05/03/16	UBS AG	EUR	16,165	18,117,328	18,412,567	(295,239)
Hungarian Forint,
Expiring 05/12/16	JPMorgan Chase	HUF	2,927	9,970	10,602	(632)
Indian Rupee,
Expiring 05/24/16	JPMorgan Chase	INR	137,565	1,970,000	2,056,095	(86,095)
Expiring 05/24/16	JPMorgan Chase	INR	43,975	633,000	657,258	(24,258)
Expiring 05/24/16	JPMorgan Chase	INR	40,095	576,000	599,279	(23,279)
Expiring 05/24/16	JPMorgan Chase	INR	25,237	362,000	377,198	(15,198)
Expiring 05/24/16	Standard Chartered PLC	INR	109,834	1,574,000	1,641,612	(67,612)
Japanese Yen,
Expiring 04/04/16	Citigroup Global Markets	JPY	870,898	7,722,746	7,739,167	(16,421)
Expiring 04/04/16	Citigroup Global Markets	JPY	130,622	1,158,302	1,160,765	(2,463)
Expiring 04/04/16	Goldman Sachs & Co.	JPY	2,374,570	21,157,408	21,101,433	55,975
Expiring 04/04/16	Goldman Sachs & Co.	JPY	416,500	3,646,951	3,701,195	(54,244)
Expiring 04/04/16	JPMorgan Chase	JPY	2,667,500	23,521,785	23,704,533	(182,748)
Expiring 04/04/16	JPMorgan Chase	JPY	1,823,800	16,036,730	16,207,058	(170,328)
Expiring 04/04/16	Standard Chartered PLC	JPY	790,100	7,034,066	7,021,163	12,903
Expiring 05/02/16	BNP Paribas	JPY	130,622	1,161,321	1,161,749	(428)
Expiring 05/02/16	Hong Kong & Shanghai Bank	JPY	6,268,598	55,732,067	55,752,616	(20,549)
Malaysian Ringgit,
Expiring 05/24/16	BNP Paribas	MYR	45,965	10,559,477	11,729,067	(1,169,590)
Expiring 05/24/16	BNP Paribas	MYR	9,762	2,203,000	2,490,856	(287,856)
Expiring 05/24/16	Citigroup Global Markets	MYR	11,703	2,653,182	2,986,321	(333,139)
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	23,342	5,493,527	5,956,215	(462,688)
Expiring 05/24/16	Hong Kong & Shanghai Bank	MYR	1,506	346,108	384,267	(38,159)
Expiring 05/24/16	Standard Chartered PLC	MYR	23,365	5,377,526	5,962,175	(584,649)
Expiring 05/24/16	Standard Chartered PLC	MYR	2,242	508,000	571,980	(63,980)
Expiring 05/24/16	UBS AG	MYR	28,651	6,885,697	7,311,021	(425,324)
Mexican Peso,
Expiring 04/22/16	Hong Kong & Shanghai Bank	MXN	5,100	283,600	294,602	(11,002)
Expiring 05/20/16	BNP Paribas	MXN	142,155	8,116,928	8,189,407	(72,479)
Expiring 05/20/16	BNP Paribas	MXN	75,205	4,171,266	4,332,485	(161,219)
Expiring 05/20/16	BNP Paribas	MXN	48,845	2,774,133	2,813,911	(39,778)
Expiring 05/20/16	Citigroup Global Markets	MXN	226,407	12,925,135	13,043,080	(117,945)
Expiring 05/20/16	Citigroup Global Markets	MXN	133,932	7,757,968	7,715,689	42,279
Expiring 05/20/16	Goldman Sachs & Co.	MXN	23,148	1,324,000	1,333,542	(9,542)
Expiring 05/20/16	JPMorgan Chase	MXN	30,590	1,743,815	1,762,259	(18,444)
Expiring 05/20/16	Morgan Stanley	MXN	507,219	28,466,183	29,220,377	(754,194)
Expiring 05/20/16	Morgan Stanley	MXN	150,312	8,432,975	8,659,316	(226,341)
Expiring 05/24/16	Royal Bank of Canada	MXN	62,629	3,571,000	3,606,613	(35,613)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 05/24/16	Barclays Capital Group	TWD	163,130	$4,937,346	$5,071,501	$(134,155)
Expiring 05/24/16	Goldman Sachs & Co.	TWD	89,838	2,672,168	2,792,958	(120,790)
Expiring 05/24/16	Hong Kong & Shanghai Bank	TWD	71,913	2,146,664	2,235,691	(89,027)
Expiring 05/24/16	JPMorgan Chase	TWD	196,583	5,949,832	6,111,498	(161,666)
Expiring 05/24/16	JPMorgan Chase	TWD	33,993	1,012,000	1,056,802	(44,802)
New Zealand Dollar,
Expiring 04/04/16	Standard Chartered PLC	NZD	6,808	4,488,683	4,704,688	(216,005)
Expiring 05/03/16	Standard Chartered PLC	NZD	6,808	4,619,601	4,697,395	(77,794)
Russian Ruble,
Expiring 04/15/16	Deutsche Bank AG	RUB	426,960	5,839,568	6,326,388	(486,820)
Expiring 04/15/16	JPMorgan Chase	RUB	445,171	5,668,443	6,596,228	(927,785)
Expiring 04/15/16	JPMorgan Chase	RUB	432,178	5,863,613	6,403,698	(540,085)
Expiring 05/18/16	Goldman Sachs & Co.	RUB	54,715	763,000	803,489	(40,489)
Expiring 06/15/16	Morgan Stanley	RUB	689,638	9,741,682	10,058,379	(316,697)
South African Rand,
Expiring 05/12/16	Morgan Stanley	ZAR	7,904	545,518	530,819	14,699
Expiring 05/12/16	Morgan Stanley	ZAR	3,561	245,800	239,177	6,623
South Korean Won,
Expiring 05/24/16	JPMorgan Chase	KRW	7,449,171	6,190,875	6,504,122	(313,247)
Expiring 05/24/16	JPMorgan Chase	KRW	4,491,770	3,680,270	3,921,915	(241,645)
Expiring 05/24/16	JPMorgan Chase	KRW	725,054	598,057	633,069	(35,012)
Expiring 05/24/16	JPMorgan Chase	KRW	544,235	452,304	475,190	(22,886)
Thai Baht,
Expiring 05/24/16	JPMorgan Chase	THB	298,838	8,356,778	8,483,340	(126,562)

				$1,353,890,628	$1,393,087,252	(39,196,624)

						$(20,134,796)

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
	46,100	02/22/26	2.500%	3 month LIBOR(1)	$(717,584)	$—	$(717,584)	Morgan Stanley
EUR	3,800	09/15/16	0.305%	Eurozone HICP Ex Tobacco Index(2)	(29,406)	237	(29,643)	Citigroup Global Markets
EUR	1,400	10/15/17	0.532%	Eurozone HICP Ex Tobacco Index(2)	(12,047)	702	(12,749)	UBS AG
EUR	700	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(6,911)	—	(6,911)	JPMorgan Chase
EUR	400	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(3,949)	(46)	(3,903)	Deutsche Bank AG
EUR	300	10/15/17	0.550%	Eurozone HICP Ex Tobacco Index(2)	(2,754)	—	(2,754)	BNP Paribas
EUR	100	10/15/17	0.570%	Eurozone HICP Ex Tobacco Index(2)	(964)	—	(964)	Deutsche Bank AG
EUR	200	08/15/18	0.655%	Eurozone HICP Ex Tobacco Index(2)	(2,466)	(263)	(2,203)	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
EUR	900	09/15/18	0.610%	Eurozone HICP Ex Tobacco Index(2)	$(9,659)	$—	$(9,659)	UBS AG
EUR	400	09/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(4,853)	(344)	(4,509)	Goldman Sachs & Co.
EUR	400	09/15/18	0.623%	Eurozone HICP Ex Tobacco Index(2)	(4,468)	38	(4,506)	Morgan Stanley
EUR	300	09/15/18	0.605%	Eurozone HICP Ex Tobacco Index(2)	(3,167)	—	(3,167)	Deutsche Bank AG
EUR	100	09/15/18	0.640%	Eurozone HICP Ex Tobacco Index(2)	(1,178)	—	(1,178)	Citigroup Global Markets
EUR	800	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(9,086)	388	(9,474)	Deutsche Bank AG
EUR	300	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(3,407)	—	(3,407)	Citigroup Global Markets
GBP	7,070	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	391,150	—	391,150	Goldman Sachs & Co.
GBP	770	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	42,601	—	42,601	Goldman Sachs & Co.
GBP	1,000	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	54,044	—	54,044	Citigroup Global Markets
GBP	2,100	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	178,335	—	178,335	Morgan Stanley
GBP	1,300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	121,440	—	121,440	Citigroup Global Markets
GBP	500	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	47,062	—	47,062	Credit Suisse First Boston Corp.
GBP	2,600	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	263,509	(2,411)	265,920	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	1,200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$131,912	$830	$131,082	Citigroup Global Markets
GBP	1,200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	121,619	3,737	117,882	Goldman Sachs & Co.
GBP	1,100	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	111,484	5,148	106,336	BNP Paribas
GBP	900	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	98,934	249	98,685	Bank of America
GBP	5,300	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	393,562	(16,957)	410,519	Goldman Sachs & Co.
GBP	1,800	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	133,663	3,167	130,496	Deutsche Bank AG
GBP	1,500	08/15/30	3.330%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	111,386	(4,948)	116,334	Citigroup Global Markets
GBP	1,000	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	59,773	—	59,773	JPMorgan Chase
GBP	400	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	23,909	—	23,909	Citigroup Global Markets
GBP	200	12/15/30	3.300%	UK Retail Price Index(1)	10,635	881	9,754	BNP Paribas
GBP	700	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	61,204	—	61,204	Goldman Sachs & Co.
GBP	300	11/15/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	81,540	78	81,462	Credit Suisse First Boston Corp.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	1,700	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$156,303	$20,574	$135,729	Bank of America
	8,400	04/15/16	1.730%	CPI Urban Consumers(2)	(231,114)	(17,840)	(213,274)	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumers(2)	(104,320)	(10,030)	(94,290)	Royal Bank of Scotland Group PLC
	9,000	11/05/16	1.860%	CPI Urban Consumers(2)	(255,096)	—	(255,096)	Deutsche Bank AG
	6,800	11/29/16	1.830%	CPI Urban Consumers(2)	(183,425)	(3,554)	(179,871)	Deutsche Bank AG
	3,500	11/29/16	1.845%	CPI Urban Consumers(2)	(96,581)	—	(96,581)	Deutsche Bank AG
	3,400	11/29/16	1.825%	CPI Urban Consumers(2)	(91,713)	(1,023)	(90,690)	BNP Paribas
	2,300	02/12/17	2.425%	CPI Urban Consumers(2)	(125,593)	—	(125,593)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(534,117)	19,486	(553,603)	Royal Bank of Scotland Group PLC
	1,700	10/16/17	1.010%	CPI Urban Consumers(2)	8,820	—	8,820	Bank of America
	3,600	11/02/17	1.130%	CPI Urban Consumers(2)	15,138	—	15,138	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.033%	CPI Urban Consumers(2)	(559,906)	—	(559,906)	Goldman Sachs & Co.
	1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(82,966)	(1,059)	(81,907)	Goldman Sachs & Co.
	2,000	11/01/18	2.173%	CPI Urban Consumers(2)	(97,588)	—	(97,588)	Deutsche Bank AG
	800	03/04/19	1.725%	US CPI Urban Consumers NSA Index(2)	(9,564)	—	(9,564)	Deutsche Bank AG
	13,500	11/23/20	1.570%	CPI Urban Consumers(2)	15,717	—	15,717	Bank of America
	11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(1,283,671)	173,576	(1,457,247)	BNP Paribas
	2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(256,734)	39,860	(296,594)	Deutsche Bank AG
	300	08/26/25	1.730%	CPI Urban Consumers(2)	458	—	458	Bank of America

					$(2,090,089)	$210,476	$(2,300,565)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
6,600	12/16/17	1.500%	3 month LIBOR(1)	$57,993	$103,374	$45,381
13,000	06/15/21	2.000%	3 month LIBOR(1)	(422,500)	(489,274)	(66,774)
10,000	06/15/21	2.000%	3 month LIBOR(1)	(324,970)	(371,589)	(46,619)
11,100	12/16/22	2.250%	3 month LIBOR(1)	77,072	680,109	603,037
12,200	08/05/25	2.350%	3 month LIBOR(1)	—	(826,536)	(826,536)
3,700	09/16/25	2.232%	3 month LIBOR(1)	—	(204,142)	(204,142)
2,100	09/16/25	2.225%	3 month LIBOR(1)	—	(114,441)	(114,441)
40,100	10/28/25	2.800%	3 month LIBOR(1)	(234,207)	(1,262,576)	(1,028,369)
14,050	03/16/26	2.400%	3 month LIBOR(1)	—	149,067	149,067

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	51,300	06/15/26	2.250%	3 month LIBOR(1)	$(155,473)	$(2,737,936)	$(2,582,463)
	35,400	06/15/26	2.250%	3 month LIBOR(1)	(791,576)	(1,889,336)	(1,097,760)
	600	06/15/46	2.500%	3 month LIBOR(1)	48,420	44,923	(3,497)
	600	06/15/46	2.500%	3 month LIBOR(1)	(53,820)	(48,896)	4,924
CAD	1,600	12/15/25	2.300%	3 month Canadian Bankers Acceptance(1)	(37,595)	(101,050)	(63,455)
EUR	2,210	02/23/26	0.324%	1 Day EONIA(2)	(1,788)	(10,450)	(8,662)
EUR	1,500	03/16/46	1.500%	6 month Euribor(1)	61,244	(212,548)	(273,792)
GBP	8,800	06/17/18	1.500%	6 month LIBOR(1)	17,012	(173,293)	(190,305)
GBP	105,400	09/21/18	1.000%	6 month LIBOR(2)	(159,362)	(486,162)	(326,800)
GBP	13,800	12/17/19	2.250%	6 month LIBOR(1)	(968,467)	(1,070,562)	(102,095)
GBP	4,440	09/16/25	2.000%	6 month LIBOR(1)	160,964	(367,299)	(528,263)
GBP	5,840	03/18/45	2.000%	6 month LIBOR(1)	19,108	(729,192)	(748,300)
GBP	1,870	09/16/45	2.000%	6 month LIBOR(1)	120,663	(241,129)	(361,792)
JPY	7,535,000	12/20/19	0.250%	6 month LIBOR(1)	17,937	920,361	902,424
JPY	2,130,000	09/18/20	0.500%	6 month LIBOR(1)	207,703	504,012	296,309
JPY	120,000	09/18/23	1.000%	6 month LIBOR(1)	(46,163)	(76,963)	(30,800)
JPY	11,020,000	06/19/33	1.500%	6 month LIBOR(1)	7,749,895	17,890,489	10,140,594
MXN	189,300	07/28/17	4.388%	28 day Mexican interbank rate(1)	—	(9,051)	(9,051)
MXN	102,100	02/09/18	4.630%	28 day Mexican interbank rate(1)	3,511	7,436	3,925
MXN	19,500	02/05/20	5.270%	28 day Mexican interbank rate(1)	(9,488)	10,324	19,812
MXN	52,100	02/06/20	5.310%	28 day Mexican interbank rate(1)	(509)	31,909	32,418
MXN	93,100	06/02/20	5.615%	28 day Mexican interbank rate(1)	65,792	109,200	43,408
MXN	106,100	06/11/20	5.535%	28 day Mexican interbank rate(1)	73,866	99,538	25,672
MXN	170,700	10/22/20	5.310%	28 day Mexican interbank rate(1)	32,224	45,824	13,600
MXN	155,200	02/05/21	5.095%	28 day Mexican interbank rate(1)	(104,808)	(69,249)	35,559
MXN	36,600	10/08/21	5.608%	28 day Mexican interbank rate(1)	(32,550)	22,848	55,398
MXN	102,900	11/17/21	5.430%	28 day Mexican interbank rate(1)	(142,481)	(2,967)	139,514
MXN	196,300	07/13/22	5.940%	28 day Mexican interbank rate(1)	27,390	225,610	198,220
MXN	225,000	09/29/22	5.780%	28 day Mexican interbank rate(1)	(21,744)	142,687	164,431
MXN	129,900	12/27/24	5.795%	28 day Mexican interbank rate(1)	14,649	(68,977)	(83,626)
MXN	252,400	01/23/25	5.665%	28 day Mexican interbank rate(1)	(595,642)	(254,445)	341,197
MXN	263,900	06/05/25	6.530%	28 day Mexican interbank rate(1)	222,601	634,936	412,335
MXN	41,300	09/20/29	6.710%	28 day Mexican interbank rate(1)	88,366	75,904	(12,462)
	50,500	02/08/18	0.884%	3 month LIBOR(2)	—	22,973	22,973
	102,480	06/26/18	2.233%	3 month LIBOR(2)	(19,914)	(204,730)	(184,816)
	19,800	12/16/20	2.000%	3 month LIBOR(1)	(484,119)	(880,029)	(395,910)
	131,425	12/31/21	1.787%	3 month LIBOR(2)	(67,161)	(4,412,232)	(4,345,071)
	15,300	12/31/21	1.850%	3 month LIBOR(2)	—	(570,396)	(570,396)
	58,900	05/31/22	1.741%	3 month LIBOR(2)	399,343	(1,822,074)	(2,221,417)
	30,050	05/31/22	2.237%	3 month LIBOR(2)	(78,799)	(1,874,897)	(1,796,098)
	54,300	08/31/22	2.013%	3 month LIBOR(2)	(165,854)	(2,351,571)	(2,185,717)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	21,100	08/31/22	1.788%	3 month LIBOR(2)	$—	$(612,293)	$(612,293)
	18,720	11/30/22	1.982%	3 month LIBOR(2)	—	(748,654)	(748,654)
	81,900	12/16/22	2.250%	3 month LIBOR(1)	864,901	(5,190,655)	(6,055,556)
	2,300	10/02/25	2.350%	3 month LIBOR(1)	—	(174,940)	(174,940)
	10,400	12/16/25	2.500%	3 month LIBOR(1)	199,147	(909,681)	(1,108,828)
	3,805	04/28/26	1.909%	3 month LIBOR(1)	—	89,312	89,312
	18,600	06/15/26	2.250%	3 month LIBOR(1)	62,350	(961,458)	(1,023,808)
	8,700	06/15/26	2.250%	3 month LIBOR(1)	(192,079)	(449,714)	(257,635)
ZAR	64,300	08/26/20	7.855%	3 month JIBAR(1)	(5,339)	(51,892)	(46,553)
ZAR	30,000	01/08/25	7.540%	3 month JIBAR(1)	—	(132,458)	(132,458)
ZAR	4,000	01/12/25	7.430%	3 month JIBAR(1)	—	(19,625)	(19,625)
ZAR	37,600	01/13/25	7.440%	3 month JIBAR(1)	19,104	(182,861)	(201,965)
ZAR	8,700	01/11/26	9.330%	3 month JIBAR(1)	(77)	29,603	29,680
ZAR	8,600	01/11/26	9.330%	3 month JIBAR(1)	(76)	29,284	29,360

					$5,494,694	$(11,498,500)	$(16,993,194)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.6.AA	05/11/36	1.500%	2,000	$(64,366)	$(443)	$(63,923)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	6,000	(193,098)	(375,020)	181,922	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(64,366)	(443)	(63,923)	Goldman Sachs & Co.
CMBX.NA.AAA.8	10/17/57	0.500%	5,000	(222,631)	(378,686)	156,055	Bank of America
CMBX.NA.AAA.8	10/17/57	0.500%	5,000	(224,822)	(320,139)	95,317	Deutsche Bank AG
CMBX.NA.AAA.8	10/17/57	0.500%	3,300	(148,383)	(172,053)	23,670	Deutsche Bank AG
CMBX.NA.AAA.8	10/17/57	0.500%	1,000	(44,964)	(51,756)	6,792	Goldman Sachs & Co.
CMBX.NA.AAA.8	10/17/57	0.500%	600	(26,979)	(41,882)	14,903	Bank of America

				$(989,609)	$(1,340,422)	$350,813

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2016(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BMW Finance NV	12/20/20	1.000%	EUR	3,000	0.659%	$56,930	$(46,565)	$103,495	Citigroup Global Markets
Chesapeake Energy Corp.	09/20/17	5.000%		1,600	33.227%	(536,617)	(38,182)	(498,435)	JPMorgan Chase
Chesapeake Energy Corp.	09/20/18	5.000%		100	32.414%	(47,438)	(10,028)	(37,410)	Goldman Sachs &Co.
Chesapeake Energy Corp.	09/20/18	5.000%		100	32.414%	(47,438)	(5,569)	(41,869)	Morgan Stanley
Chesapeake Energy Corp.	09/20/20	5.000%		200	31.963%	(122,521)	(19,227)	(103,294)	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		8,200	2.044%	(219,480)	(399,179)	179,699	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	2.044%	(214,126)	(416,429)	202,303	JPMorgan Chase

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2016(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Federal Republic of Brazil	12/20/18	1.000%		7,100	2.044%	$(190,037)	$(314,358)	$124,321	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	2.044%	(69,591)	(113,619)	44,028	Goldman Sachs &Co.
Federal Republic of Brazil	12/20/18	1.000%		500	2.044%	(13,383)	(19,296)	5,913	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	2.044%	(5,353)	(9,512)	4,159	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	2.044%	(5,353)	(9,593)	4,240	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	2.044%	(2,677)	(4,481)	1,804	Credit Suisse First Boston Corp.
Ford Motor Credit Co.	06/20/21	5.000%		2,400	1.771%	383,502	370,142	13,360	JPMorgan Chase
Italy Govt.	03/20/19	1.000%		3,000	0.831%	16,707	(55,224)	71,931	Barclays Capital Group
Italy Govt.	03/20/19	1.000%		2,800	0.831%	15,594	(48,601)	64,195	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.831%	4,455	(14,357)	18,812	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.831%	4,455	(15,096)	19,551	Hong Kong & Shanghai Bank
Petrobras International Finance Co.	03/20/20	1.000%		3,700	8.561%	(942,740)	(675,603)	(267,137)	Hong Kong & Shanghai Bank
Republic of China	03/20/19	1.000%		3,400	0.752%	30,911	11,566	19,345	Barclays Capital Group
Spain Govt.	03/20/19	1.000%		3,800	0.598%	46,843	(23,540)	70,383	Bank of America
Spain Govt.	03/20/19	1.000%		2,000	0.598%	24,654	(15,204)	39,858	Hong Kong & Shanghai Bank
Tesco PLC	12/20/20	1.000%	EUR	2,200	2.579%	(176,796)	(204,376)	27,580	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		5,500	1.119%	(19,678)	47,913	(67,591)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		4,000	1.119%	(14,311)	33,866	(48,177)	Hong Kong & Shanghai Bank
United Mexican States	09/20/20	1.000%		10,500	1.385%	(169,759)	(191,695)	21,936	Hong Kong & Shanghai Bank
United Mexican States	12/20/20	1.000%		7,100	1.461%	(143,565)	(302,778)	159,213	Bank of America
United Mexican States	12/20/20	1.000%		3,600	1.461%	(72,794)	(154,361)	81,567	Deutsche Bank AG
Volkswagen International	12/20/16	1.000%	EUR	3,000	0.711%	8,064	(27,386)	35,450	JPMorgan Chase
Volkswagen International	12/20/16	1.000%	EUR	120	0.711%	323	(1,008)	1,331	Bank of America
Volkswagen International	12/20/17	1.000%	EUR	700	1.012%	(36)	(13,989)	13,953	BNP Paribas

						$(2,421,255)	$(2,685,769)	$264,514

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	*	$ (1,686)	$—	$(1,686)	Goldman Sachs &Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.098%	(12,151)	82,545	(94,696)	Citigroup Global Markets
Italy Govt.	09/20/20	1.000%	4,380	*	(31,834)	20,321	(52,155)	JPMorgan Chase
Spain Govt.	12/20/20	1.000%	9,070	0.888%	48,878	(18,396)	67,274	JPMorgan Chase

					$ 3,207	$84,470	$(81,263)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(2):
CDX.IG.25.5Y	12/20/20	10,600	1.000%	$(68,535)	$(56,631)	$11,904
CDX.NA.HY.26.V1	06/20/21	13,900	5.000%	(298,850)	(398,447)	(99,597)
CDX.NA.IG.24.V1	06/20/20	41,000	1.000%	(590,834)	(235,993)	354,841

				$(958,219)	$(691,071)	$267,148

Cash of $12,317,000 and $2,469,000 have been segregated by Citigroup Global Markets and Morgan Stanley, respectively, and U.S. Treasury Securities with market values of $15,493,769, and $6,423,699 have been segregated with Goldman Sachs & Co. and Morgan Stanley, respectively, to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Currency swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
1,114	3 month LIBOR	EUR	960	3 month LIBOR	Citigroup Global Markets	01/16/17	$21,139	$—	$21,139
707	3 month LIBOR	EUR	600	3 month LIBOR	Citigroup Global Markets	01/16/17	24,281	—	24,281
2,179	3 month LIBOR	EUR	1,955	3 month LIBOR	JPMorgan Chase	02/22/20	(47,754)	—	(47,754)
2,064	3 month LIBOR	JPY	232,000	3 month LIBOR	JPMorgan Chase	04/03/20	2,292	—	2,292
15,050	3 month LIBOR	JPY	1,690,000	3 month LIBOR	JPMorgan Chase	04/06/20	33,712	—	33,712
607	3 month LIBOR	EUR	540	3 month LIBOR	JPMorgan Chase	08/22/21	(11,060)	—	(11,060)

							$22,610	$—	$22,610

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/15/16	1,608	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	$329	$28,539	$(28,210)
Bank of America	08/15/16	71,063	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42.5bps.	2,833,034	—	2,833,034
BNP Paribas	12/31/16	(12)	Pay $1.24 strike price and receive variance based on energy petroleum crack spread.	(11,266)	(6,780)	(4,486)
BNP Paribas	12/31/17	12	Pay $16.10 strike price and receive variance based on energy petroleum crack spread.	3,374	—	3,374
BNP Paribas	12/31/17	(8)	Pay $5.85 strike price and receive variance based on forward crack spread.	(5,747)	—	(5,747)
BNP Paribas	12/31/16	(60)	Pay $6.40 strike and receive variance based on forward crack spread.	(26,439)	(19,905)	(6,534)
BNP Paribas	09/30/16	54	Pay $6.63 strike price and receive variance based on forward crack spread.	102	32,670	(32,568)
BNP Paribas	08/15/16	83,119	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	18,326	—	18,326
BNP Paribas	08/15/16	9,171	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	1,875	1,454	421
BNP Paribas	08/15/16	4,320	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	8,715	—	8,715
Citigroup Global Markets	08/15/16	50,163	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	14,926	—	14,926

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Citigroup Global Markets	08/15/16	20,833	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	$4,260	$—	$4,260
Citigroup Global Markets	08/15/16	3,871	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	15,854	—	15,854
Citigroup Global Markets	08/15/16	3,865	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	17,007	—	17,007
Citigroup Global Markets	08/15/16	(3,823)	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	(9,408)	—	(9,408)
Citigroup Global Markets	08/15/16	(3,826)	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	(16,134)	—	(16,134)
Credit Suisse First Boston Corp.	01/12/41	6,367	Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on the 1 month LIBOR.	(58,796)	(18,141)	(40,655)
Credit Suisse First Boston Corp.	11/15/16	87,810	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +34bps.	3,463,288	—	3,463,288
Deutsche Bank AG	06/11/16	2,000	Pay 1 day overnight Index spread +30 bps based on the overnight fed funds effective rate and receive fixed payments based on U.S. Treasury Strip.	3,792	—	3,792
Deutsche Bank AG	06/11/16	2,000	Pay 1 day overnight Index spread +30 bps based on the overnight fed funds effective rate and receive fixed payments based on U.S. Treasury Strip.	(1,544)	—	(1,544)
Deutsche Bank AG	06/11/16	1,000	Pay 1 day overnight Index spread +30 bps based on the overnight fed funds effective rate and receive fixed payments based on U.S. Treasury Strip.	8,676	—	8,676
Deutsche Bank AG	06/11/16	1,000	Pay 1 day overnight Index spread +30 bps based on the overnight fed funds effective rate and receive fixed payments based on U.S. Treasury Strip.	4,888	—	4,888
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike and receive variance based on GOLDLNPM.	29,692	—	29,692
Goldman Sachs & Co.	03/24/20	7	Pay $0.077841 strike and receive variance based on GOLDLNPM.	21,804	—	21,804
Goldman Sachs & Co.	04/06/20	4	Pay $0.0784 strike and receive variance based on GOLDLNPM.	5,957	—	5,957
Goldman Sachs & Co.	04/09/20	4	Pay $0.0784 strike and receive variance based on GOLDLNPM.	5,957	—	5,957
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike and receive variance based on GOLDLNPM.	9,747	—	9,747

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	04/14/20	4	Pay $0.078961 strike and receive variance based on GOLDLNPM.	$6,113	$—	$6,113
Goldman Sachs & Co.	04/22/20	25	Pay $0.07980625 strike and receive variance based on GOLDLNPM.	44,234	—	44,234
Goldman Sachs & Co.	04/27/20	10	Pay $0.085849 strike and receive variance based on GOLDLNPM.	24,156	—	24,156
Goldman Sachs & Co.	04/28/20	8	Pay $0.087025 strike and receive variance based on GOLDLNPM.	20,960	—	20,960
Goldman Sachs & Co.	07/11/16	— (r)	Pay $1,002 strike and receive variance based on GOLDLNPM.	(66,830)	—	(66,830)
Goldman Sachs & Co.	12/31/16	2	Pay $35.5 strike price and receive variance based on metal Iron Ore.	11,540	—	11,540
Goldman Sachs & Co.	09/30/16	(2)	Pay $35.80 strike price and receive variance based on metal Iron Ore.	(22,195)	(2,220)	(19,975)
Goldman Sachs & Co.	12/31/16	13	Pay $5.70 strike price and receive variance based on forward crack spread.	3,274	—	3,274
Goldman Sachs & Co.	07/11/16	— (r)	Pay $860.47 strike price and receive variance based on PLTMLNPM.	58,413	—	58,413
Goldman Sachs & Co.	08/15/16	3,706	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	(35,563)	(5,068)	(30,495)
Goldman Sachs & Co.	08/15/16	2,462	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	4,968	—	4,968
Goldman Sachs & Co.	08/15/16	(163)	Receive fixed payments on the JPMorgan NIC P Custom Index and pay variable payments based on the U.S. Treasury Bill.	1,532	—	1,532
Goldman Sachs & Co.	06/15/16	10,215	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +46bps.	1,065,113	—	1,065,113
JPMorgan Chase	04/29/20	5	Pay $0.01089 strike and receive variance based on GOLDLNPM.	20,866	—	20,866
JPMorgan Chase	07/24/20	7	Pay $0.09 strike and receive variance based on GOLDLNPM.	17,267	—	17,267
JPMorgan Chase	05/07/20	10	Pay $0.111556 strike and receive variance based on GOLDLNPM.	64,857	—	64,857
JPMorgan Chase	12/31/16	90	Pay $3.70 strike price and receive variance based on EURMARG.	56,366	—	56,366
JPMorgan Chase	12/31/17	(2)	Pay $5.85 strike price and receive variance based on forward crack spread.	(1,642)	—	(1,642)
JPMorgan Chase	12/31/16	(14)	Pay $6.50 strike and receive variance based on forward crack spread.	(7,750)	(9,000)	1,250
JPMorgan Chase	09/30/16	(18)	Pay $7.69 strike price and receive variance based on forward crack spread.	(19,000)	—	(19,000)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
JPMorgan Chase	08/15/16	16,053	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	$3,283	$—	$3,283
JPMorgan Chase	08/15/16	11,192	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	228,619	115,135	113,484
JPMorgan Chase	08/15/16	9,464	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on the U.S. Treasury Bill.	(83,551)	(3,617)	(79,934)
JPMorgan Chase	08/15/16	8,722	Receive fixed payments on the JPMorgan NIC P Custom Index and pay variable payments based on the U.S. Treasury Bill.	81,385	—	81,385
Morgan Stanley	04/21/16	910	Pay $0.05405625 strike and receive variance based on GOLDLNPM.	26,034	—	26,034
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	19,284	—	19,284
Morgan Stanley	04/26/16	(25)	Pay $0.236196 strike price and receive variance based on natural gas.	(4,955)	—	(4,955)
Morgan Stanley	04/26/16	50	Pay $0.237169 strike price and receive variance based on natural gas.	9,620	—	9,620
Morgan Stanley	12/31/17	(10)	Pay $5.78 strike price and receive variance based on forward crack spread.	(5,903)	—	(5,903)
Morgan Stanley	12/31/17	(5)	Pay $5.80 strike price and receive variance based on forward crack spread.	(3,047)	—	(3,047)

				$7,859,717	$113,067	$7,746,650

(r) Notional	amount is less than $500 par.

(1) Upfront/recurring	fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreement outstanding at March 31, 2016:

Broker	Interest Rate	Trade Date	Value at March 31, 2016	Maturity Date	Cost

JPMorgan Chase Securities LLC	0.75%	01/05/2016	$6,500,000	06/10/2016	$6,500,000
Citigroup Global Markets	0.75%	12/10/2015	4,671,000	12/10/2017	4,671,000

			$11,171,000		$11,171,000

The aggregate value of Reverse Repurchase Agreements is $11,171,000. Corporate Bonds, with a market value of $11,720,719 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2016. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$237,495,728	$—	$—
Common Stocks	2,733,434,363	1,227,251,518	—
Exchange Traded Funds	793,380,902	—	—
Preferred Stock	43,992	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	937,374	—
Collateralized Loan Obligations	—	144,016,398	—
Non-Residential Mortgage-Backed Securities	—	24,542,600	—
Residential Mortgage-Backed Securities	—	98,301,285	—
Bank Loans	—	21,119,296	915,300
Commercial Mortgage-Backed Securities	—	64,974,908	598,802
Corporate Bonds	—	903,852,740	—
Foreign Government Bonds	—	359,048,439	—
Municipal Bonds	—	27,550,196	—
Residential Mortgage-Backed Securities	—	157,297,017	20,439,488
U.S. Government Agency Obligations	—	60,202,915	—
U.S. Treasury Obligations	—	895,974,945	—
Affiliated Mutual Fund	1,455,871,313	—	—
Foreign Treasury Obligations	—	108,462,451	—
Repurchase Agreement	—	39,600,000	—
Certificates of Deposit	—	14,047,663	—
Options Purchased	291,138	2,329,213	—
Short Sales – U.S. Government Agency Obligation	—	(2,242,785)	—
Options Written	(571,014)	(4,213,990)	—
Other Financial Instruments*
Financial Futures Contracts	5,980,084	—	—
Commodity Futures Contracts	(670,927)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(20,134,796)	—
Reverse Repurchase Agreement	—	(11,208,000)	—
OTC Interest Rate Swap Agreements	—	(2,090,089)	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,993,194)	—
OTC Credit Default Swap Agreements	—	(3,407,657)	—
Centrally Cleared Credit Default Swap Agreements	—	267,148	—
OTC Total Return Swap Agreements	—	7,859,717	—
OTC Currency Swap Agreements	—	22,610	—

Total	$5,225,255,579	$4,097,367,922	$21,953,590

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$(3,162,359)
Equity contracts	11,723,155
Foreign exchange contracts	(21,371,777)
Interest rate contracts	(18,396,624)
Commodity contracts	(124,152)

Total	$(31,331,757)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 87.1%
Brazil — 4.5%
AMBEV SA, ADR(a)	181,757	$941,501
Banco Bradesco SA, ADR(a)	134,132	999,283
Banco do Brasil SA	37,300	202,494
BM&FBovespa SA	68,400	291,052
BRF SA	94,000	1,342,951
JBS SA	621,900	1,892,171
Kroton Educacional SA	29,500	94,186
Natura Cosmeticos SA	7,800	57,985
Porto Seguro SA	34,300	259,278

		6,080,901

Chile — 1.5%
Banco de Chile	7,330,987	788,363
Banco Santander Chile, ADR	50,000	967,500
Cencosud SA	35,666	89,956
Corpbanca SA	10,189,265	93,177
Latam Airlines Group SA, ADR*	21,006	147,042

		2,086,038

China — 21.0%
Air China Ltd. (Class H Stock)	456,000	323,609
Alibaba Group Holding Ltd., ADR*(a)	16,032	1,267,009
ANTA Sports Products Ltd.	216,000	475,512
AviChina Industry & Technology Co. Ltd. (Class H Stock)	45,000	33,838
Baidu, Inc., ADR*	5,243	1,000,784
Bank of China Ltd. (Class H Stock)	1,631,000	677,136
Bank of Communications Co. Ltd. (Class H Stock)	999,000	657,312
Belle International Holdings Ltd.	1,399,000	810,979
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,848,000	648,602
China CITIC Bank Corp. Ltd. (Class H Stock)*	498,000	305,248
China Communications Services Corp. Ltd. (Class H Stock)	284,000	129,680
China Construction Bank Corp. (Class H Stock)	3,611,000	2,311,598
China Everbright International Ltd.	132,000	147,408
China Galaxy Securities Co. Ltd. (Class H Stock)	92,500	90,091
China Life Insurance Co. Ltd. (Class H Stock)	91,000	223,610
China Mengniu Dairy Co. Ltd.	213,000	339,217
China Merchants Holdings International Co. Ltd.	62,000	184,354
China Mobile Ltd.	212,000	2,347,893
China Overseas Land & Investment Ltd.	230,000	728,450
China Resources Land Ltd.	166,000	425,890
China Shenhua Energy Co. Ltd. (Class H Stock)	205,500	323,331
China Vanke Co. Ltd. (Class H Stock)	95,600	234,596
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	263,000	139,227
CNOOC Ltd.	457,000	533,340
Country Garden Holdings Co. Ltd.	523,000	207,887
Ctrip.com International Ltd., ADR*(a)	6,159	272,597
Dalian Wanda Commercial Properties Co. Ltd. (Class H Stock), 144A	55,700	330,064

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Dongfeng Motor Group Co. Ltd. (Class H Stock)	762,000	$952,953
Evergrande Real Estate Group Ltd.	263,000	203,060
Far East Horizon Ltd.	158,000	121,722
Geely Automobile Holdings Ltd.	2,120,000	1,051,479
GOME Electrical Appliances Holding Ltd.	8,729,000	1,260,665
Great Wall Motor Co. Ltd. (Class H Stock)	683,500	555,040
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,724,000	1,525,914
JD.com, Inc., ADR*(a)	7,244	191,966
Longfor Properties Co. Ltd.	153,000	217,662
NetEase, Inc., ADR	1,681	241,358
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	2,305,000	978,765
PetroChina Co. Ltd. (Class H Stock)	180,000	119,134
PICC Property & Casualty Co. Ltd. (Class H Stock)	120,000	220,952
Qihoo 360 Technology Co. Ltd., ADR*	1,763	133,195
Sihuan Pharmaceutical Holdings Group Ltd.	493,000	141,087
Sino-Ocean Land Holdings Ltd.	226,000	107,099
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	454,000	230,458
Sinopharm Group Co. Ltd. (Class H Stock)	226,800	1,024,966
Tencent Holdings Ltd.	137,300	2,807,012
Weichai Power Co. Ltd. (Class H Stock)	759,000	850,276
Zhejiang Expressway Co. Ltd. (Class H Stock)	62,000	66,532
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	79,500	464,631

		28,635,188

Hong Kong — 0.6%
Nine Dragons Paper Holdings Ltd.	798,000	604,589
Shimao Property Holdings Ltd.	159,000	235,787

		840,376

Hungary — 0.3%
OTP Bank PLC	10,241	256,922
Richter Gedeon Nyrt	6,406	127,615

		384,537

India — 6.7%
Dr. Reddy’s Laboratories Ltd., ADR(a)	39,913	1,803,668
Infosys Ltd., ADR	147,301	2,801,665
Reliance Industries Ltd., GDR	25,866	798,187
State Bank of India, GDR, RegS	42,325	1,242,816
Tata Motors Ltd., ADR*	21,525	625,301
Wipro Ltd., ADR(a)	149,017	1,874,634

		9,146,271

Indonesia — 2.4%
Astra Agro Lestari Tbk PT	71,400	97,919
Bank Central Asia Tbk PT	349,700	350,601
Bank Negara Indonesia Persero Tbk PT	1,220,800	478,588
Bank Rakyat Indonesia Persero Tbk PT	624,900	537,755
Indofood Sukses Makmur Tbk PT	435,800	237,429
Matahari Department Store Tbk PT	214,300	296,541
Telekomunikasi Indonesia Persero Tbk PT	854,600	215,414
Unilever Indonesia Tbk PT	68,300	220,966
United Tractors Tbk PT	748,800	863,739

		3,298,952

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia — 3.0%
AirAsia Bhd	2,417,302	$1,134,022
AMMB Holdings Bhd	46,300	54,580
Astro Malaysia Holdings Bhd	116,500	89,265
Axiata Group Bhd	145,400	219,461
Genting Bhd	201,300	505,739
Genting Malaysia Bhd	120,500	140,191
IHH Healthcare Bhd	226,500	380,838
Malayan Banking Bhd	90,100	208,241
MISC Bhd	25,300	57,714
Petronas Chemicals Group Bhd	560,000	963,117
Public Bank Bhd	19,800	95,268
SapuraKencana Petroleum Bhd	68,400	32,600
Tenaga Nasional Bhd	33,800	120,753
UMW Holdings Bhd	21,200	37,289

		4,039,078

Mexico — 4.5%
Alfa SAB de CV (Class A Stock)	197,800	398,069
Arca Continental SAB de CV	77,900	540,746
Cemex SAB de CV, ADR*	57,431	418,098
Fibra Uno Administracion SA de CV, REIT	178,600	415,458
Fomento Economico Mexicano SAB de CV, ADR	6,112	588,647
Gruma SAB de CV (Class B Stock)	105,800	1,677,831
Grupo Lala SAB de CV	37,700	102,470
Grupo Televisa SAB, ADR	16,351	448,998
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	152,200	367,701
OHL Mexico SAB de CV*	104,300	165,109
Wal-Mart de Mexico SAB de CV	403,100	954,254

		6,077,381

Netherlands — 0.4%
Steinhoff International Holdings NV	83,382	546,353

Peru — 0.4%
Credicorp Ltd.	3,151	412,812
Southern Copper Corp.(a)	6,656	184,438

		597,250

Poland — 2.0%
Alior Bank SA*	2,113	36,725
Energa SA	42,371	148,625
Eurocash SA	73,559	1,050,590
PGE Polska Grupa Energetyczna SA	220,873	825,866
Polskie Gornictwo Naftowe I Gazownictwo SA	331,231	471,524
Powszechna Kasa Oszczednosci Bank Polski SA*	21,406	159,219

		2,692,549

Romania — 0.2%
New Europe Property Investments PLC	16,618	211,409

Russia — 2.6%
Gazprom PAO, ADR	199,294	858,957
Lukoil PJSC, ADR	17,076	656,011
NovaTek OAO, GDR, RegS	4,316	388,008
Rosneft OAO, GDR, RegS	39,709	179,524
Severstal PAO, GDR, RegS	5,845	62,244
Sistema JSFC, GDR, RegS	153,379	990,828
Surgutneftegas OAO, ADR	71,921	421,457

		3,557,029

	Shares	Value
COMMON STOCKS (Continued)
South Africa — 5.7%
Barclays Africa Group Ltd.	8,011	$80,923
Foschini Group Ltd. (The)	49,587	474,384
Growthpoint Properties Ltd., REIT	143,490	238,760
Hyprop Investments Ltd., UTS, REIT	22,604	179,607
Imperial Holdings Ltd.	27,207	277,196
Investec Ltd.	82,049	610,155
Mondi Ltd.	32,394	623,359
MTN Group Ltd.	109,639	1,001,267
Naspers Ltd. (Class N Stock)	6,854	955,446
Netcare Ltd.	210,175	513,576
Pick’n Pay Stores Ltd.	46,905	222,889
Redefine Properties Ltd., REIT	195,025	157,720
Remgro Ltd.	20,354	344,571
Resilient REIT Ltd.	26,045	239,013
RMB Holdings Ltd.	153,692	636,417
Sasol Ltd.	10,845	321,819
Telkom SA SOC Ltd.	173,330	674,938
Truworths International Ltd.	26,171	173,845

		7,725,885

South Korea — 14.2%
AMOREPACIFIC Group	1,500	192,121
Celltrion, Inc.*	5,572	534,536
CJ CheilJedang Corp.	830	252,476
CJ Corp.	1,243	212,527
Coway Co. Ltd.	2,786	234,656
Dongbu Insurance Co. Ltd.	3,938	261,909
Hana Financial Group, Inc.	14,922	323,760
Hanmi Science Co. Ltd.	1,555	202,349
Hanwha Chemical Corp.	12,471	272,466
Hanwha Corp.	51,794	1,608,522
Hanwha Life Insurance Co. Ltd.	95,405	559,173
Hyundai Department Store Co. Ltd.	899	108,154
Hyundai Development Co-Engineering & Construction	11,844	476,262
Hyundai Engineering & Construction Co. Ltd.	1,732	63,877
KB Financial Group, Inc.	2,636	73,194
Kia Motors Corp.	30,549	1,290,421
Korean Air Lines Co. Ltd.*	19,198	519,945
KT&G Corp.	3,785	364,458
LG Chem Ltd.	3,090	886,803
LG Household & Health Care Ltd.	45	37,209
Lotte Chemical Corp.	5,290	1,582,082
NCSoft Corp.	1,072	237,839
Orion Corp.	573	458,340
Samsung Card Co. Ltd.	2,903	95,608
Samsung Electronics Co. Ltd.	4,116	4,723,551
Shinhan Financial Group Co. Ltd.	1,931	67,971
Shinsegae Co. Ltd.	7,010	1,245,352
SK Hynix, Inc.	37,944	934,093
SK Innovation Co. Ltd.	7,091	1,068,720
SK Networks Co. Ltd.	30,609	171,269
S-Oil Corp.	2,647	226,974
Woori Bank	7,998	66,142

		19,352,759

Taiwan — 12.0%
Casetek Holdings Ltd.	43,000	233,579
China Airlines Ltd.*	838,000	299,177
China Development Financial Holding Corp.	781,000	208,657

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
China Life Insurance Co. Ltd.	1,386,700	$1,067,324
Compal Electronics, Inc.	581,000	364,558
CTBC Financial Holding Co. Ltd.	548,108	289,436
Eclat Textile Co. Ltd.	15,000	197,632
Eva Airways Corp.*	691,000	386,285
Far EasTone Telecommunications Co. Ltd.	295,000	660,704
Feng TAY Enterprise Co. Ltd.	126,000	669,418
Foxconn Technology Co. Ltd.	31,310	70,238
Fubon Financial Holding Co. Ltd.	1,223,000	1,557,729
Hon Hai Precision Industry Co. Ltd.	903,017	2,376,973
HTC Corp.	50,000	142,991
Innolux Corp.	2,581,000	901,219
Inotera Memories, Inc.*	89,000	80,545
Largan Precision Co. Ltd.	2,000	155,018
MediaTek, Inc.	20,000	153,417
Pegatron Corp.	24,000	55,872
POU Chen Corp.	448,000	570,571
Powertech Technology, Inc.	541,000	1,226,069
Siliconware Precision Industries Co. Ltd.	95,000	153,435
Taiwan Fertilizer Co. Ltd.	29,000	43,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,399	3,783,254
Zhen Ding Technology Holding Ltd.	281,000	628,645

		16,276,624

Thailand — 2.9%
Bangkok Bank PCL, NVDR	112,500	575,095
Bumrungrad Hospital PCL, NVDR	47,900	288,389
Delta Electronics Thailand PCL, NVDR	146,800	362,713
Kasikornbank PCL, NVDR	18,600	91,334
Krung Thai Bank PCL, NVDR	635,800	337,595
PTT Global Chemical PCl, NVDR	639,600	1,099,760
Siam Cement PCL (The), NVDR	4,500	59,534
Thai Union Group PCL, NVDR	1,982,800	1,177,780

		3,992,200

Turkey — 2.2%
Arcelik A/S	7,545	51,300
Eregli Demir ve Celik Fabrikalari TAS	36,668	55,201
Ford Otomotiv Sanayi A/S	8,169	107,698
TAV Havalimanlari Holding A/S	128,338	765,923
Tofas Turk Otomobil Fabrikasi A/S	92,029	746,506
Tupras Turkiye Petrol Rafinerileri A/S*	6,813	191,893
Turk Hava Yollari AO*	104,625	289,454
Turkiye Garanti Bankasi A/S	164,304	480,706
Turkiye Halk Bankasi A/S	47,334	176,023
Turkiye Is Bankasi (Class C Stock)	47,666	78,892
Turkiye Sise ve Cam Fabrikalari A/S	51,949	67,513

		3,011,109

TOTAL COMMON STOCKS (cost $128,622,919)		118,551,889

PREFERRED STOCKS — 2.0%
Brazil
Braskem SA (PRFC A)	122,100	789,177
Centrais Eletricas Brasileiras SA (PRFC B)	13,200	38,509
Itau Unibanco Holding SA, ADR (PRFC)(a)	61,115	524,978
Itausa - Investimentos Itau SA (PRFC)	117,600	264,920

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Petroleo Brasileiro SA (PRFC)*	468,800	$1,074,329

TOTAL PREFERRED STOCKS (cost $2,114,610)		2,691,913

	Units
RIGHTS(l)*
Taiwan
Fubon Financial Holding Co. Ltd., expiring 04/13/16 (cost $0)	53,778	—

TOTAL LONG-TERM INVESTMENTS (cost $130,737,529)		121,243,802

SHORT-TERM INVESTMENT — 12.9%

	Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $19,881,867; includes $7,702,351 of cash collateral for securities on loan)(b)(v)(w)	19,881,867	19,881,867

TOTAL INVESTMENTS — 102.0% (cost $148,296,866)		141,125,669
Liabilities in excess of other assets(z) — (2.0)%		(5,035,336)

NET ASSETS — 100.0%		$136,090,333

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,399,216; cash collateral of $7,702,351 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.
(v)	Includes an amount of $2,322,530 segregated as collateral for swap agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
83	BIST National 30 Index	Apr. 2016	$270,801	$300,374	$29,573
26	FTSE Bursa Malaysia KLCI Index	Apr. 2016	568,976	570,614	1,638
120	Hang Seng China Enterprises Index	Apr. 2016	6,731,100	6,962,687	231,587
2	MSCI Taiwan Stock Index	Apr. 2016	63,941	64,400	459

					263,257

Short Positions:
191	FTSE/JSE Top 40 Index	Jun. 2016	6,098,608	6,053,654	44,954
8	MEX Bolsa Index	Jun. 2016	206,511	212,642	(6,131)
10	SGX CNX Nifty 50 Index	Apr. 2016	154,376	155,750	(1,374)
87	SGX MSCI Singapore Index	Apr. 2016	2,052,767	2,058,412	(5,645)

					31,804

					$295,061

(1)	Cash of $902,193 has been segregated with Barclays Bank to cover requirements for open contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/15/16	Citigroup Global Markets	BRL	9,140	$2,341,182	$2,488,351	$147,169
Expiring 06/15/16	Citigroup Global Markets	BRL	8,700	2,285,303	2,368,560	83,257
Expiring 06/15/16	Citigroup Global Markets	BRL	5,620	1,517,319	1,530,035	12,716
Expiring 06/15/16	Citigroup Global Markets	BRL	5,050	1,357,878	1,374,854	16,976
Expiring 06/15/16	Citigroup Global Markets	BRL	4,960	1,337,038	1,350,352	13,314
Expiring 06/15/16	Citigroup Global Markets	BRL	4,870	1,302,349	1,325,849	23,500
Expiring 06/15/16	Citigroup Global Markets	BRL	4,630	1,256,037	1,260,510	4,473
Expiring 06/15/16	Citigroup Global Markets	BRL	4,140	1,068,807	1,127,108	58,301
Expiring 06/15/16	Citigroup Global Markets	BRL	3,270	866,334	890,252	23,918
Expiring 06/15/16	Citigroup Global Markets	BRL	3,230	849,888	879,363	29,475
Expiring 06/15/16	Citigroup Global Markets	BRL	2,910	749,493	792,242	42,749
Expiring 06/15/16	Citigroup Global Markets	BRL	2,570	691,499	699,678	8,179
Expiring 06/15/16	Citigroup Global Markets	BRL	2,170	590,250	590,778	528
Expiring 06/15/16	Citigroup Global Markets	BRL	1,170	322,310	322,310	—
Expiring 06/15/16	Citigroup Global Markets	BRL	270	72,352	73,507	1,155
Chilean Peso,
Expiring 06/15/16	Citigroup Global Markets	CLP	2,034,479	2,934,073	3,016,023	81,950
Expiring 06/15/16	Citigroup Global Markets	CLP	1,983,296	2,815,193	2,940,147	124,954
Colombian Peso,
Expiring 06/15/16	Citigroup Global Markets	COP	1,940,000	597,552	641,085	43,533
Expiring 06/15/16	Citigroup Global Markets	COP	1,240,000	386,358	409,765	23,407
Expiring 06/15/16	Citigroup Global Markets	COP	1,140,000	370,011	376,720	6,709
Expiring 06/15/16	Citigroup Global Markets	COP	1,070,000	337,593	353,588	15,995
Expiring 06/15/16	Citigroup Global Markets	COP	1,000,000	323,449	330,456	7,007
Expiring 06/15/16	Citigroup Global Markets	COP	890,000	275,556	294,106	18,550
Expiring 06/15/16	Citigroup Global Markets	COP	870,000	281,760	287,497	5,737
Expiring 06/15/16	Citigroup Global Markets	COP	860,000	266,896	284,192	17,296
Expiring 06/15/16	Citigroup Global Markets	COP	830,000	256,485	274,278	17,793
Expiring 06/15/16	Citigroup Global Markets	COP	650,000	204,928	214,797	9,869
Expiring 06/15/16	Citigroup Global Markets	COP	310,000	95,901	102,441	6,540
Expiring 06/15/16	Citigroup Global Markets	COP	270,000	79,779	89,223	9,444
Czech Koruna,
Expiring 06/15/16	Citigroup Global Markets	CZK	42,638	1,719,293	1,797,460	78,167
Expiring 06/15/16	Citigroup Global Markets	CZK	35,671	1,433,325	1,503,750	70,425

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	CZK	30,691	$1,241,886	$1,293,793	$51,907
Hong Kong Dollar,
Expiring 06/15/16	Citigroup Global Markets	HKD	18,665	2,400,621	2,407,162	6,541
Expiring 06/15/16	Citigroup Global Markets	HKD	4,100	529,145	528,763	(382)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,600	205,892	206,347	455
Expiring 06/15/16	Citigroup Global Markets	HKD	1,600	206,372	206,346	(26)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,500	193,257	193,450	193
Expiring 06/15/16	Citigroup Global Markets	HKD	1,400	180,527	180,553	26
Expiring 06/15/16	Citigroup Global Markets	HKD	1,400	180,589	180,553	(36)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,300	167,325	167,656	331
Expiring 06/15/16	Citigroup Global Markets	HKD	1,200	154,590	154,760	170
Expiring 06/15/16	Citigroup Global Markets	HKD	800	103,220	103,174	(46)
Expiring 06/15/16	Citigroup Global Markets	HKD	600	77,429	77,380	(49)
Expiring 06/15/16	Citigroup Global Markets	HKD	400	51,564	51,587	23
Expiring 06/15/16	Citigroup Global Markets	HKD	300	38,718	38,690	(28)
Expiring 06/15/16	Citigroup Global Markets	HKD	100	12,902	12,902	—
Hungarian Forint,
Expiring 06/15/16	Citigroup Global Markets	HUF	474,810	1,661,170	1,719,257	58,087
Expiring 06/15/16	Citigroup Global Markets	HUF	467,733	1,660,372	1,693,632	33,260
Expiring 06/15/16	Citigroup Global Markets	HUF	451,129	1,604,735	1,633,510	28,775
Expiring 06/15/16	Citigroup Global Markets	HUF	446,753	1,575,383	1,617,664	42,281
Expiring 06/15/16	Citigroup Global Markets	HUF	237,771	830,324	860,952	30,628
Expiring 06/15/16	Citigroup Global Markets	HUF	235,370	830,233	852,260	22,027
Indian Rupee,
Expiring 06/15/16	Citigroup Global Markets	INR	79,178	1,139,828	1,178,900	39,072
Expiring 06/15/16	Citigroup Global Markets	INR	61,285	875,157	912,486	37,329
Expiring 06/15/16	Citigroup Global Markets	INR	59,814	868,388	890,591	22,203
Expiring 06/15/16	Citigroup Global Markets	INR	51,000	750,559	759,353	8,794
Expiring 06/15/16	Citigroup Global Markets	INR	25,000	370,317	372,232	1,915
Expiring 06/15/16	Citigroup Global Markets	INR	21,000	306,264	312,674	6,410
Expiring 06/15/16	Citigroup Global Markets	INR	20,000	294,834	297,785	2,951
Expiring 06/15/16	Citigroup Global Markets	INR	16,000	234,485	238,229	3,744
Expiring 06/15/16	Citigroup Global Markets	INR	7,000	102,265	104,225	1,960
Expiring 06/15/16	Citigroup Global Markets	INR	5,000	73,151	74,446	1,295
Expiring 06/15/16	Citigroup Global Markets	INR	3,000	43,889	44,668	779
Indonesian Rupiah,
Expiring 06/15/16	Citigroup Global Markets	IDR	8,637,040	644,221	643,235	(986)
Expiring 06/15/16	Citigroup Global Markets	IDR	6,078,539	444,502	452,694	8,192
Expiring 06/15/16	Citigroup Global Markets	IDR	6,069,446	449,258	452,017	2,759
Expiring 06/15/16	Citigroup Global Markets	IDR	5,904,261	431,284	439,714	8,430
Israeli Shekel,
Expiring 06/15/16	Citigroup Global Markets	ILS	4,900	1,263,282	1,306,934	43,652
Expiring 06/15/16	Citigroup Global Markets	ILS	880	227,436	234,714	7,278
Malaysian Ringgit,
Expiring 06/15/16	Citigroup Global Markets	MYR	8,770	2,115,095	2,234,113	119,018
Expiring 06/15/16	Citigroup Global Markets	MYR	7,187	1,723,472	1,830,864	107,392
Expiring 06/15/16	Citigroup Global Markets	MYR	7,143	1,722,881	1,819,528	96,647
Expiring 06/15/16	Citigroup Global Markets	MYR	4,822	1,148,417	1,228,226	79,809
Expiring 06/15/16	Citigroup Global Markets	MYR	4,817	1,136,248	1,226,992	90,744
Expiring 06/15/16	Citigroup Global Markets	MYR	2,500	625,277	636,834	11,557
Expiring 06/15/16	Citigroup Global Markets	MYR	2,100	530,083	534,940	4,857
Expiring 06/15/16	Citigroup Global Markets	MYR	1,800	458,981	458,981	—
Expiring 06/15/16	Citigroup Global Markets	MYR	1,100	268,585	280,207	11,622
Mexican Peso,
Expiring 06/15/16	Citigroup Global Markets	MXN	25,900	1,434,312	1,488,665	54,353
Expiring 06/15/16	Citigroup Global Markets	MXN	22,200	1,241,317	1,275,999	34,682
Expiring 06/15/16	Citigroup Global Markets	MXN	18,100	1,011,601	1,040,342	28,741
Expiring 06/15/16	Citigroup Global Markets	MXN	13,800	764,567	793,189	28,622

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	MXN	12,700	$710,671	$729,963	$19,292
Expiring 06/15/16	Citigroup Global Markets	MXN	8,700	481,463	500,054	18,591
Expiring 06/15/16	Citigroup Global Markets	MXN	7,600	422,799	436,828	14,029
Expiring 06/15/16	Citigroup Global Markets	MXN	1,200	69,565	69,565	—
New Taiwanese Dollar,
Expiring 06/15/16	Citigroup Global Markets	TWD	10,900	334,511	338,961	4,450
Expiring 06/15/16	Citigroup Global Markets	TWD	4,800	147,240	149,268	2,028
Peruvian Nuevo Sol,
Expiring 06/15/16	Citigroup Global Markets	PEN	50	14,749	14,931	182
Expiring 06/15/16	Citigroup Global Markets	PEN	20	5,814	5,973	159
Expiring 06/15/16	Citigroup Global Markets	PEN	20	5,900	5,973	73
Expiring 06/15/16	Citigroup Global Markets	PEN	20	5,984	5,984	—
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,818	2,987	169
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,941	2,986	45
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,960	2,986	26
Philippine Peso,
Expiring 06/15/16	Citigroup Global Markets	PHP	39,000	818,471	843,450	24,979
Expiring 06/15/16	Citigroup Global Markets	PHP	18,000	385,275	389,284	4,009
Expiring 06/15/16	Citigroup Global Markets	PHP	16,000	339,848	346,030	6,182
Expiring 06/15/16	Citigroup Global Markets	PHP	11,000	234,243	237,896	3,653
Expiring 06/15/16	Citigroup Global Markets	PHP	9,000	188,226	194,642	6,416
Expiring 06/15/16	Citigroup Global Markets	PHP	8,000	169,098	173,015	3,917
Expiring 06/15/16	Citigroup Global Markets	PHP	3,000	62,435	64,881	2,446
Polish Zloty,
Expiring 06/15/16	Citigroup Global Markets	PLN	2,180	544,267	583,727	39,460
Expiring 06/15/16	Citigroup Global Markets	PLN	2,000	528,585	535,530	6,945
Expiring 06/15/16	Citigroup Global Markets	PLN	1,100	289,959	294,541	4,582
Expiring 06/15/16	Citigroup Global Markets	PLN	920	229,668	246,343	16,675
Expiring 06/15/16	Citigroup Global Markets	PLN	680	170,164	182,080	11,916
Expiring 06/15/16	Citigroup Global Markets	PLN	470	117,459	125,850	8,391
Singapore Dollar,
Expiring 06/15/16	Citigroup Global Markets	SGD	150	106,657	111,234	4,577
Expiring 06/15/16	Citigroup Global Markets	SGD	110	78,379	81,572	3,193
Expiring 06/15/16	Citigroup Global Markets	SGD	100	72,181	74,157	1,976
South African Rand,
Expiring 06/15/16	Citigroup Global Markets	ZAR	11,748	729,692	783,519	53,827
Expiring 06/15/16	Citigroup Global Markets	ZAR	5,200	316,057	346,808	30,751
South Korean Won,
Expiring 06/15/16	Citigroup Global Markets	KRW	1,170,000	1,020,403	1,020,403	—
Expiring 06/15/16	Citigroup Global Markets	KRW	1,120,000	965,963	977,398	11,435
Expiring 06/15/16	Citigroup Global Markets	KRW	680,000	581,025	593,420	12,395
Expiring 06/15/16	Citigroup Global Markets	KRW	600,000	513,393	523,606	10,213
Expiring 06/15/16	Citigroup Global Markets	KRW	590,000	508,861	514,879	6,018
Expiring 06/15/16	Citigroup Global Markets	KRW	280,000	240,548	244,350	3,802
Expiring 06/15/16	Citigroup Global Markets	KRW	220,000	188,907	191,989	3,082
Thai Baht,
Expiring 06/15/16	Citigroup Global Markets	THB	2,800	80,163	79,449	(714)
Expiring 06/15/16	Citigroup Global Markets	THB	1,500	42,709	42,562	(147)
Expiring 06/15/16	Citigroup Global Markets	THB	1,100	31,249	31,212	(37)
Expiring 06/15/16	Citigroup Global Markets	THB	1,000	28,819	28,375	(444)
Expiring 06/15/16	Citigroup Global Markets	THB	700	19,542	19,862	320
Expiring 06/15/16	Citigroup Global Markets	THB	600	16,888	17,025	137
Expiring 06/15/16	Citigroup Global Markets	THB	600	16,974	17,025	51
Expiring 06/15/16	Citigroup Global Markets	THB	200	5,606	5,675	69
Expiring 06/15/16	Citigroup Global Markets	THB	200	5,660	5,675	15
Expiring 06/15/16	Citigroup Global Markets	THB	100	2,825	2,838	13
Turkish Lira,
Expiring 06/15/16	Citigroup Global Markets	TRY	6,818	2,236,412	2,369,785	133,373

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	TRY	5,364	$ 1,766,486	$ 1,864,487	$ 98,001
Expiring 06/15/16	Citigroup Global Markets	TRY	4,164	1,400,358	1,447,299	46,941
Expiring 06/15/16	Citigroup Global Markets	TRY	3,996	1,324,992	1,388,813	63,821
Expiring 06/15/16	Citigroup Global Markets	TRY	3,347	1,105,362	1,163,446	58,084
Expiring 06/15/16	Citigroup Global Markets	TRY	3,326	1,104,722	1,156,042	51,320
Expiring 06/15/16	Citigroup Global Markets	TRY	3,311	1,103,945	1,150,845	46,900
Expiring 06/15/16	Citigroup Global Markets	TRY	1,328	443,332	461,489	18,157
Expiring 06/15/16	Citigroup Global Markets	TRY	950	317,387	330,198	12,811
Expiring 06/15/16	Citigroup Global Markets	TRY	890	296,283	309,344	13,061
Expiring 06/15/16	Citigroup Global Markets	TRY	750	246,003	260,683	14,680
Expiring 06/15/16	Citigroup Global Markets	TRY	280	93,718	97,322	3,604
Expiring 06/15/16	Citigroup Global Markets	TRY	250	83,234	86,895	3,661
Expiring 06/15/16	Citigroup Global Markets	TRY	240	82,054	83,418	1,364
Expiring 06/15/16	Citigroup Global Markets	TRY	100	34,084	34,758	674
Expiring 06/15/16	Citigroup Global Markets	TRY	30	10,172	10,428	256
Expiring 06/15/16	Citigroup Global Markets	TRY	10	3,431	3,476	45

				$89,101,990	$92,148,934	3,046,944

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/15/16	Citigroup Global Markets	BRL	18,914	$ 4,630,034	$ 5,149,239	$ (519,205)
Expiring 06/15/16	Citigroup Global Markets	BRL	6,631	1,608,348	1,805,345	(196,997)
Expiring 06/15/16	Citigroup Global Markets	BRL	1,950	491,562	530,884	(39,322)
Expiring 06/15/16	Citigroup Global Markets	BRL	440	114,702	119,789	(5,087)
Chilean Peso,
Expiring 06/15/16	Citigroup Global Markets	CLP	360,000	526,001	533,684	(7,683)
Expiring 06/15/16	Citigroup Global Markets	CLP	330,000	479,668	489,210	(9,542)
Expiring 06/15/16	Citigroup Global Markets	CLP	290,000	421,188	429,912	(8,724)
Expiring 06/15/16	Citigroup Global Markets	CLP	10,000	14,652	14,825	(173)
Colombian Peso,
Expiring 06/15/16	Citigroup Global Markets	COP	1,610,000	484,456	532,034	(47,578)
Czech Koruna,
Expiring 06/15/16	Citigroup Global Markets	CZK	16,000	651,198	674,496	(23,298)
Expiring 06/15/16	Citigroup Global Markets	CZK	8,400	345,132	354,110	(8,978)
Expiring 06/15/16	Citigroup Global Markets	CZK	7,600	317,785	320,386	(2,601)
Expiring 06/15/16	Citigroup Global Markets	CZK	4,900	199,787	206,564	(6,777)
Expiring 06/15/16	Citigroup Global Markets	CZK	3,300	135,452	139,115	(3,663)
Expiring 06/15/16	Citigroup Global Markets	CZK	1,000	40,869	42,156	(1,287)
Expiring 06/15/16	Citigroup Global Markets	CZK	300	12,439	12,647	(208)
Hong Kong Dollar,
Expiring 06/15/16	Citigroup Global Markets	HKD	2,900	373,479	374,003	(524)
Expiring 06/15/16	Citigroup Global Markets	HKD	2,400	308,779	309,520	(741)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,800	232,035	232,140	(105)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,500	193,231	193,449	(218)
Expiring 06/15/16	Citigroup Global Markets	HKD	1,000	128,946	128,966	(20)
Expiring 06/15/16	Citigroup Global Markets	HKD	600	77,201	77,380	(179)
Expiring 06/15/16	Citigroup Global Markets	HKD	500	64,341	64,485	(144)
Expiring 06/15/16	Citigroup Global Markets	HKD	400	51,612	51,586	26
Hungarian Forint,
Expiring 06/15/16	Citigroup Global Markets	HUF	297,000	1,058,986	1,075,418	(16,432)
Expiring 06/15/16	Citigroup Global Markets	HUF	208,000	736,619	753,154	(16,535)
Expiring 06/15/16	Citigroup Global Markets	HUF	196,000	711,028	709,704	1,324
Expiring 06/15/16	Citigroup Global Markets	HUF	164,000	584,121	593,833	(9,712)
Expiring 06/15/16	Citigroup Global Markets	HUF	163,000	592,984	590,212	2,772

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	HUF	118,000	$427,752	$427,752	$—
Expiring 06/15/16	Citigroup Global Markets	HUF	49,000	174,104	177,426	(3,322)
Expiring 06/15/16	Citigroup Global Markets	HUF	47,000	171,328	170,184	1,144
Expiring 06/15/16	Citigroup Global Markets	HUF	45,000	160,060	162,942	(2,882)
Expiring 06/15/16	Citigroup Global Markets	HUF	40,000	141,063	144,837	(3,774)
Expiring 06/15/16	Citigroup Global Markets	HUF	15,000	53,409	54,314	(905)
Israeli Shekel,
Expiring 06/15/16	Citigroup Global Markets	ILS	3,100	805,714	826,836	(21,122)
Expiring 06/15/16	Citigroup Global Markets	ILS	2,400	623,084	640,131	(17,047)
Expiring 06/15/16	Citigroup Global Markets	ILS	100	26,106	26,672	(566)
Malaysian Ringgit,
Expiring 06/15/16	Citigroup Global Markets	MYR	2,800	690,014	713,254	(23,240)
Expiring 06/15/16	Citigroup Global Markets	MYR	2,200	518,863	560,414	(41,551)
Expiring 06/15/16	Citigroup Global Markets	MYR	1,400	351,958	356,627	(4,669)
Expiring 06/15/16	Citigroup Global Markets	MYR	1,220	290,175	310,775	(20,600)
Expiring 06/15/16	Citigroup Global Markets	MYR	900	215,723	229,260	(13,537)
Expiring 06/15/16	Citigroup Global Markets	MYR	300	73,583	76,420	(2,837)
Expiring 06/15/16	Citigroup Global Markets	MYR	300	73,314	76,421	(3,107)
Expiring 06/15/16	Citigroup Global Markets	MYR	100	23,613	25,474	(1,861)
Mexican Peso,
Expiring 06/15/16	Citigroup Global Markets	MXN	84,536	4,661,965	4,858,880	(196,915)
Expiring 06/15/16	Citigroup Global Markets	MXN	71,917	3,994,462	4,133,614	(139,152)
Expiring 06/15/16	Citigroup Global Markets	MXN	60,836	3,333,156	3,496,712	(163,556)
Expiring 06/15/16	Citigroup Global Markets	MXN	25,600	1,459,820	1,471,422	(11,602)
Expiring 06/15/16	Citigroup Global Markets	MXN	21,824	1,212,664	1,254,375	(41,711)
Expiring 06/15/16	Citigroup Global Markets	MXN	18,073	999,208	1,038,809	(39,601)
Expiring 06/15/16	Citigroup Global Markets	MXN	13,000	738,012	747,207	(9,195)
Expiring 06/15/16	Citigroup Global Markets	MXN	10,600	604,158	609,260	(5,102)
Expiring 06/15/16	Citigroup Global Markets	MXN	5,100	278,753	293,135	(14,382)
Expiring 06/15/16	Citigroup Global Markets	MXN	4,600	252,026	264,396	(12,370)
Expiring 06/15/16	Citigroup Global Markets	MXN	3,300	182,639	189,676	(7,037)
Expiring 06/15/16	Citigroup Global Markets	MXN	2,300	126,958	132,198	(5,240)
New Taiwanese Dollar,
Expiring 06/15/16	Citigroup Global Markets	TWD	56,981	1,711,891	1,771,943	(60,052)
Expiring 06/15/16	Citigroup Global Markets	TWD	45,020	1,369,556	1,399,987	(30,431)
Expiring 06/15/16	Citigroup Global Markets	TWD	42,629	1,281,488	1,325,645	(44,157)
Expiring 06/15/16	Citigroup Global Markets	TWD	28,374	859,768	882,362	(22,594)
Expiring 06/15/16	Citigroup Global Markets	TWD	9,300	287,465	289,206	(1,741)
Expiring 06/15/16	Citigroup Global Markets	TWD	8,000	248,857	248,857	—
Expiring 06/15/16	Citigroup Global Markets	TWD	4,300	132,167	133,719	(1,552)
Peruvian Nuevo Sol,
Expiring 06/15/16	Citigroup Global Markets	PEN	189	53,777	56,442	(2,665)
Expiring 06/15/16	Citigroup Global Markets	PEN	30	8,708	8,959	(251)
Expiring 06/15/16	Citigroup Global Markets	PEN	20	5,690	5,973	(283)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,951	2,987	(36)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,946	2,986	(40)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,911	2,986	(75)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,844	2,986	(142)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,793	2,986	(193)
Expiring 06/15/16	Citigroup Global Markets	PEN	10	2,789	2,986	(197)
Philippine Peso,
Expiring 06/15/16	Citigroup Global Markets	PHP	80,637	1,679,230	1,743,928	(64,698)
Expiring 06/15/16	Citigroup Global Markets	PHP	60,323	1,260,923	1,304,596	(43,673)
Expiring 06/15/16	Citigroup Global Markets	PHP	60,070	1,265,431	1,299,134	(33,703)
Expiring 06/15/16	Citigroup Global Markets	PHP	40,311	844,742	871,808	(27,066)
Expiring 06/15/16	Citigroup Global Markets	PHP	40,159	846,425	868,511	(22,086)
Polish Zloty,
Expiring 06/15/16	Citigroup Global Markets	PLN	7,719	1,951,305	2,066,878	(115,573)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 06/15/16	Citigroup Global Markets	PLN	5,700	$ 1,447,136	$ 1,526,260	$ (79,124)
Expiring 06/15/16	Citigroup Global Markets	PLN	2,300	586,152	615,859	(29,707)
Singapore Dollar,
Expiring 06/15/16	Citigroup Global Markets	SGD	3,850	2,787,320	2,855,020	(67,700)
Expiring 06/15/16	Citigroup Global Markets	SGD	2,900	2,107,857	2,150,535	(42,678)
Expiring 06/15/16	Citigroup Global Markets	SGD	2,840	2,043,158	2,106,041	(62,883)
Expiring 06/15/16	Citigroup Global Markets	SGD	1,640	1,185,995	1,216,164	(30,169)
Expiring 06/15/16	Citigroup Global Markets	SGD	1,190	880,317	880,317	—
Expiring 06/15/16	Citigroup Global Markets	SGD	1,140	837,293	845,382	(8,089)
Expiring 06/15/16	Citigroup Global Markets	SGD	1,090	795,472	808,304	(12,832)
Expiring 06/15/16	Citigroup Global Markets	SGD	940	695,848	697,070	(1,222)
Expiring 06/15/16	Citigroup Global Markets	SGD	920	679,190	682,239	(3,049)
Expiring 06/15/16	Citigroup Global Markets	SGD	330	243,811	244,716	(905)
Expiring 06/15/16	Citigroup Global Markets	SGD	330	237,868	244,716	(6,848)
Expiring 06/15/16	Citigroup Global Markets	SGD	48	33,830	35,298	(1,468)
Expiring 06/15/16	Citigroup Global Markets	SGD	42	30,044	31,443	(1,399)
South African Rand,
Expiring 06/15/16	Citigroup Global Markets	ZAR	10,100	620,708	673,607	(52,899)
Expiring 06/15/16	Citigroup Global Markets	ZAR	8,900	565,817	593,575	(27,758)
Expiring 06/15/16	Citigroup Global Markets	ZAR	8,900	540,342	593,575	(53,233)
Expiring 06/15/16	Citigroup Global Markets	ZAR	6,200	399,118	413,502	(14,384)
Expiring 06/15/16	Citigroup Global Markets	ZAR	5,100	327,422	340,139	(12,717)
Expiring 06/15/16	Citigroup Global Markets	ZAR	3,300	211,781	220,090	(8,309)
Expiring 06/15/16	Citigroup Global Markets	ZAR	600	37,851	40,016	(2,165)
South Korean Won,
Expiring 06/15/16	Citigroup Global Markets	KRW	1,640,000	1,377,534	1,431,189	(53,655)
Expiring 06/15/16	Citigroup Global Markets	KRW	1,390,000	1,165,921	1,213,020	(47,099)
Expiring 06/15/16	Citigroup Global Markets	KRW	1,270,000	1,026,674	1,108,299	(81,625)
Expiring 06/15/16	Citigroup Global Markets	KRW	563,937	453,352	492,134	(38,782)
Expiring 06/15/16	Citigroup Global Markets	KRW	562,524	455,197	490,901	(35,704)
Expiring 06/15/16	Citigroup Global Markets	KRW	421,151	340,925	367,528	(26,603)
Expiring 06/15/16	Citigroup Global Markets	KRW	368,914	304,401	321,943	(17,542)
Expiring 06/15/16	Citigroup Global Markets	KRW	319,284	265,427	278,631	(13,204)
Expiring 06/15/16	Citigroup Global Markets	KRW	279,174	228,422	243,628	(15,206)
Expiring 06/15/16	Citigroup Global Markets	KRW	200,000	163,687	174,535	(10,848)
Thai Baht,
Expiring 06/15/16	Citigroup Global Markets	THB	30,092	842,910	853,842	(10,932)
Expiring 06/15/16	Citigroup Global Markets	THB	3,600	102,608	102,148	460
Expiring 06/15/16	Citigroup Global Markets	THB	2,100	59,777	59,586	191
Expiring 06/15/16	Citigroup Global Markets	THB	2,000	56,699	56,749	(50)
Expiring 06/15/16	Citigroup Global Markets	THB	1,500	42,613	42,613	—
Expiring 06/15/16	Citigroup Global Markets	THB	1,300	36,243	36,887	(644)
Expiring 06/15/16	Citigroup Global Markets	THB	1,200	34,375	34,050	325
Expiring 06/15/16	Citigroup Global Markets	THB	1,200	33,609	34,050	(441)
Expiring 06/15/16	Citigroup Global Markets	THB	800	22,868	22,700	168
Expiring 06/15/16	Citigroup Global Markets	THB	300	8,493	8,513	(20)
Expiring 06/15/16	Citigroup Global Markets	THB	100	2,828	2,837	(9)
Turkish Lira,
Expiring 06/15/16	Citigroup Global Markets	TRY	320	108,372	111,224	(2,852)
Expiring 06/15/16	Citigroup Global Markets	TRY	90	29,668	31,282	(1,614)
Expiring 06/15/16	Citigroup Global Markets	TRY	80	26,333	27,807	(1,474)
Expiring 06/15/16	Citigroup Global Markets	TRY	20	6,729	6,951	(222)
Expiring 06/15/16	Citigroup Global Markets	TRY	10	3,278	3,475	(197)

				$76,568,249	$79,643,924	(3,075,675)

						$ (28,731)

(1)  The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)(2)
OTC swap agreements:
Goldman Sachs & Co.	05/05/16	HKD	30,227	Pay or receive amounts based on market value fluctuation of HSCEI China Index	$107,028	$—	$107,028
Goldman Sachs & Co.	05/05/16	ILS	7,879	Pay or receive amounts based on market value fluctuation of Tel Aviv 25 Index	(51,216)	—	(51,216)
Morgan Stanley	04/20/16	BRL	(2,267)	Pay or receive amounts based on market value fluctuation of Bovespa Index	2,671	—	2,671
Morgan Stanley	06/20/16	BRL	(2,892)	Pay or receive amounts based on market value fluctuation of MSCI Brazil Net Return Index	(6,400)	—	(6,400)
Morgan Stanley	06/20/16	PLN	18	Pay or receive amounts based on market value fluctuation of MSCI Poland Net Return Index	175	—	175
Morgan Stanley	06/21/16	SGD	(766)	Pay or receive amounts based on market value fluctuation of MSCI Singapore Net Return Index	(3,782)	—	(3,782)
Morgan Stanley	06/20/16	ZAR	(5,180)	Pay or receive amounts based on market value fluctuation of MSCI South Africa Net Return Index	1,090	—	1,090
Morgan Stanley	06/20/16	TRY	14	Pay or receive amounts based on market value fluctuation of MSCI Turkey Net Return Index	281	—	281
Morgan Stanley	04/25/16	TWD	106,137	Pay or receive amounts based on market value fluctuation of TAIEX Index	6,170	—	6,170
Morgan Stanley	06/10/16	KRW	6,609,171	Pay or receive amounts based on market value fluctuation of the KOSPI 200 Index	145,881	—	145,881
Morgan Stanley	06/22/16	PLN	114	Pay or receive amounts based on market value fluctuation of WIG 20 Index	1,470	—	1,470

					$203,368	$—	$203,368

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$ 6,080,901	$ —	$ —
Chile	2,086,038	—	—
China	3,247,996	25,387,192	—
Hong Kong	—	840,376	—
Hungary	—	384,537	—
India	9,146,271	—	—
Indonesia	—	3,298,952	—
Malaysia	1,401,669	2,637,409	—
Mexico	6,077,381	—	—
Netherlands	—	546,353	—
Peru	597,250	—	—
Poland	—	2,692,549	—
Romania	211,409	—	—
Russia	3,557,029	—	—
South Africa	—	7,725,885	—
South Korea	—	19,352,759	—
Taiwan	3,783,254	12,493,370	—
Thailand	—	3,992,200	—
Turkey	—	3,011,109	—
Preferred Stocks
Brazil	2,691,913	—	—
Rights
Taiwan	—	—	—
Affiliated Mutual Fund	17,559,337	—	—
Other Financial Instruments*
Futures Contracts	295,061	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(28,731)	—
OTC Total Return Swap Agreements	—	203,368	—

Total	$56,735,509	$82,537,328	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (5.7% represents investments purchased with collateral from securities on loan)	12.9%
Banks	11.9
Oil, Gas & Consumable Fuels	5.6
Food Products	5.6
Semiconductors & Semiconductor Equipment	4.7
Chemicals	4.3
Technology Hardware, Storage & Peripherals	4.1
Internet Software & Services	4.0
Automobiles	3.9
Wireless Telecommunication Services	3.8
IT Services	3.4
Electronic Equipment, Instruments & Components	3.3
Insurance	2.6
Airlines	2.3
Diversified Financial Services	2.2
Real Estate Management & Development	2.1
Pharmaceuticals	2.1
Textiles, Apparel & Luxury Goods	2.0
Food & Staples Retailing	1.7
Industrial Conglomerates	1.7
Health Care Providers & Services	1.6
Beverages	1.5
Specialty Retail	1.4
Machinery	1.3

Multiline Retail	1.2%
Media	1.1
Capital Markets	1.0
Real Estate Investment Trusts (REITs)	0.9
Paper & Forest Products	0.9
Transportation Infrastructure	0.9
Electric Utilities	0.8
Diversified Telecommunication Services	0.8
Household Durables	0.6
Hotels, Restaurants & Leisure	0.5
Household Products	0.4
Construction & Engineering	0.4
Construction Materials	0.4
Electrical Equipment	0.3
Internet & Catalog Retail	0.3
Tobacco	0.3
Metals & Mining	0.2
Personal Products	0.2
Distributors	0.2
Software	0.2
Trading Companies & Distributors	0.1
Commercial Services & Supplies	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace & Defense — 3.9%
Boeing Co. (The)(a)	164,786	$20,917,935
General Dynamics Corp.	193,685	25,444,398
L-3 Communications Holdings, Inc.	136,502	16,175,487
Northrop Grumman Corp.	142,657	28,231,820
Raytheon Co.	112,913	13,846,521
Textron, Inc.	168,880	6,157,365

		110,773,526

Airlines — 3.6%
American Airlines Group, Inc.	158,541	6,501,766
Delta Air Lines, Inc.	793,281	38,616,919
Southwest Airlines Co.	519,465	23,272,032
United Continental Holdings, Inc.*	581,140	34,787,040

		103,177,757

Automobiles — 0.5%
General Motors Co.	488,755	15,361,570

Banks — 3.8%
Citigroup, Inc.	586,173	24,472,723
Citizens Financial Group, Inc.	107,624	2,254,723
Comerica, Inc.	133,552	5,057,614
JPMorgan Chase & Co.	256,968	15,217,645
PNC Financial Services Group, Inc. (The)	409,483	34,629,977
SunTrust Banks, Inc.	308,825	11,142,406
Wells Fargo & Co.	301,886	14,599,207

		107,374,295

Beverages — 2.0%
Coca-Cola Co. (The)	222,216	10,308,600
Dr. Pepper Snapple Group, Inc.	129,300	11,562,006
PepsiCo, Inc.	350,504	35,919,650

		57,790,256

Biotechnology — 1.6%
AbbVie, Inc.	97,660	5,578,339
Amgen, Inc.	50,260	7,535,482
Baxalta, Inc.	89,408	3,612,083
Biogen, Inc.*	28,061	7,304,840
Gilead Sciences, Inc.	248,014	22,782,566

		46,813,310

Building Products — 0.7%
Masco Corp.	677,604	21,310,646

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)	21,741	3,412,902
Invesco Ltd.	68,192	2,098,268
Morgan Stanley	249,368	6,236,694

		11,747,864

Chemicals — 1.8%
Dow Chemical Co. (The)	232,447	11,822,254
E.I. du Pont de Nemours & Co.	137,977	8,736,704
LyondellBasell Industries NV (Class A Stock)	296,234	25,351,706
Mosaic Co. (The)(a)	215,396	5,815,692

		51,726,356

Commercial Services & Supplies — 0.3%
Cintas Corp.	32,574	2,925,471
Pitney Bowes, Inc.(a)	44,571	960,059
Republic Services, Inc.	92,512	4,408,197

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.(a)	10,224	$603,216

		8,896,943

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,169,844	33,305,459
Juniper Networks, Inc.	36,621	934,202

		34,239,661

Construction & Engineering — 0.4%
Fluor Corp.(a)	12,581	675,600
Jacobs Engineering Group, Inc.*	96,057	4,183,282
Quanta Services, Inc.*	263,507	5,944,718

		10,803,600

Consumer Finance — 1.6%
Capital One Financial Corp.	197,535	13,691,151
Discover Financial Services	392,463	19,984,216
Navient Corp.	126,877	1,518,718
Synchrony Financial*	367,026	10,518,965

		45,713,050

Containers & Packaging — 1.3%
Avery Dennison Corp.	116,556	8,404,853
International Paper Co.	311,618	12,788,803
Owens-Illinois, Inc.*	297,317	4,745,179
Sealed Air Corp.	165,652	7,952,953
WestRock Co.	85,726	3,345,886

		37,237,674

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	280,578	39,808,407
McGraw Hill Financial, Inc.	43,971	4,352,250

		44,160,657

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	648,272	25,392,814
CenturyLink, Inc.(a)	144,569	4,620,425
Level 3 Communications, Inc.*	94,042	4,970,120
Verizon Communications, Inc.	727,662	39,351,961

		74,335,320

Electric Utilities — 3.1%
American Electric Power Co., Inc.	347,246	23,057,134
Entergy Corp.	109,789	8,704,072
Exelon Corp.	858,047	30,769,565
FirstEnergy Corp.	339,293	12,204,369
Pinnacle West Capital Corp.	168,141	12,622,345

		87,357,485

Electrical Equipment — 0.1%
Eaton Corp. PLC	32,308	2,021,188

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	43,500	1,906,605
Cameron International Corp.*	29,776	1,996,481
Ensco PLC (Class A Stock)	657,403	6,817,269
Transocean Ltd. (Switzerland)(a)	123,788	1,131,422

		11,851,777

Food & Staples Retailing — 2.0%
CVS Health Corp.	46,704	4,844,606
Kroger Co. (The)	252,506	9,658,355
Sysco Corp.	68,337	3,193,388

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.(a)	584,240	$40,014,598

		57,710,947

Food Products — 4.1%
Archer-Daniels-Midland Co.	444,917	16,154,936
Campbell Soup Co.(a)	92,552	5,903,892
ConAgra Foods, Inc.	566,981	25,298,692
General Mills, Inc.	117,521	7,444,955
Kraft Heinz Co. (The)	96,506	7,581,511
Mead Johnson Nutrition Co.	67,270	5,715,932
Mondelez International, Inc. (Class A Stock)	541,923	21,741,951
Tyson Foods, Inc. (Class A Stock)	428,171	28,541,879

		118,383,748

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	33,711	1,410,131
Baxter International, Inc.(a)	14,810	608,395
Edwards Lifesciences Corp.*	61,347	5,411,419

		7,429,945

Health Care Providers & Services — 5.8%
Aetna, Inc.	125,963	14,151,943
AmerisourceBergen Corp.	95,226	8,241,810
Anthem, Inc.	160,883	22,361,128
Cardinal Health, Inc.	60,466	4,955,189
CIGNA Corp.	41,824	5,739,926
Express Scripts Holding Co.*(a)	171,714	11,795,035
HCA Holdings, Inc.*	271,626	21,200,409
Humana, Inc.	18,880	3,454,096
McKesson Corp.(a)	103,718	16,309,655
Quest Diagnostics, Inc.(a)	206,244	14,736,134
UnitedHealth Group, Inc.	243,510	31,388,439
Universal Health Services, Inc. (Class B Stock)	79,556	9,922,224

		164,255,988

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	262,034	13,827,534
Darden Restaurants, Inc.	210,846	13,979,090
Starwood Hotels & Resorts Worldwide, Inc.	27,004	2,252,944
Wyndham Worldwide Corp.	68,316	5,221,392
Yum! Brands, Inc.	164,508	13,464,980

		48,745,940

Household Durables — 0.9%
D.R. Horton, Inc.	576,651	17,432,160
Leggett & Platt, Inc.(a)	130,830	6,332,172
Whirlpool Corp.	7,850	1,415,669

		25,180,001

Household Products — 1.4%
Kimberly-Clark Corp.	91,211	12,268,792
Procter & Gamble Co. (The)	337,100	27,746,701

		40,015,493

Industrial Conglomerates — 0.4%
General Electric Co.	332,200	10,560,638

Insurance — 5.1%
Aflac, Inc.	29,337	1,852,338
Allstate Corp. (The)	457,987	30,854,584
American International Group, Inc.	346,802	18,744,648
Assurant, Inc.	181,976	14,039,448

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	338,264	$15,587,205
Lincoln National Corp.	273,232	10,710,694
MetLife, Inc.	21,883	961,539
Progressive Corp. (The)	163,227	5,735,797
Travelers Cos., Inc. (The)	177,473	20,712,874
Unum Group	242,951	7,512,045
XL Group PLC (Ireland)	526,744	19,384,179

		146,095,351

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	52,938	31,426,114
Netflix, Inc.*(a)	5,493	561,549
Priceline Group, Inc. (The)*	5,004	6,449,956

		38,437,619

Internet Software & Services — 4.6%
Akamai Technologies, Inc.*	25,124	1,396,141
Alphabet, Inc. (Class A Stock)*	44,880	34,238,952
Alphabet, Inc. (Class C Stock)*	42,454	31,626,107
eBay, Inc.*	1,241,199	29,615,008
Facebook, Inc. (Class A Stock)*	293,275	33,462,677

		130,338,885

IT Services — 2.8%
Accenture PLC (Class A Stock)	81,861	9,446,759
Cognizant Technology Solutions Corp. (Class A Stock)*	215,458	13,509,217
CSRA, Inc.	79,382	2,135,376
Fidelity National Information Services, Inc.	44,205	2,798,619
International Business Machines Corp.	114,806	17,387,369
MasterCard, Inc. (Class A Stock)	4,630	437,535
Teradata Corp.*	146,414	3,841,903
Total System Services, Inc.	391,596	18,632,138
Xerox Corp.	1,125,983	12,565,970

		80,754,886

Leisure Products — 0.4%
Hasbro, Inc.	124,004	9,932,720

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	342,016	13,629,338

Machinery — 0.3%
Cummins, Inc.(a)	70,936	7,798,704

Media — 2.0%
Comcast Corp. (Class A Stock)	211,143	12,896,614
Interpublic Group of Cos., Inc. (The)	286,502	6,575,221
News Corp. (Class A Stock)	378,270	4,830,508
TEGNA, Inc.(a)	160,939	3,775,629
Time Warner Cable, Inc.(a)	46,215	9,456,513
Time Warner, Inc.	66,538	4,827,332
Viacom, Inc. (Class B Stock)	388,885	16,053,173

		58,414,990

Multiline Retail — 0.8%
Dollar General Corp.	34,913	2,988,553
Macy’s, Inc.	169,457	7,471,359
Target Corp.	144,788	11,913,157

		22,373,069

Multi-Utilities — 1.5%
Ameren Corp.	39,366	1,972,237

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	50,395	$1,054,263
NiSource, Inc.	222,709	5,247,024
PG&E Corp.	104,321	6,230,050
Public Service Enterprise Group, Inc.	591,776	27,896,321
SCANA Corp.	10,702	750,745

		43,150,640

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	47,811	4,561,169
Exxon Mobil Corp.	273,109	22,829,181
Kinder Morgan, Inc.	383,857	6,855,686
Marathon Petroleum Corp.	634,277	23,582,419
Phillips 66	124,238	10,757,768
Pioneer Natural Resources Co.(a)	23,157	3,259,116
Tesoro Corp.	257,411	22,139,920
Valero Energy Corp.	378,791	24,295,655
Williams Cos., Inc. (The)	107,487	1,727,316

		120,008,230

Pharmaceuticals — 3.4%
Allergan PLC*	62,294	16,696,661
Eli Lilly & Co.	51,955	3,741,280
Johnson & Johnson	285,619	30,903,976
Mallinckrodt PLC*	149,335	9,151,249
Merck & Co., Inc.	371,746	19,669,081
Pfizer, Inc.	526,033	15,591,618
Zoetis, Inc.	25,971	1,151,294

		96,905,159

Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	24,039	2,477,940
Equifax, Inc.	41,724	4,768,636
Robert Half International, Inc.	181,121	8,436,616

		15,683,192

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	116,609	11,937,263
AvalonBay Communities, Inc.(a)	35,151	6,685,720
Boston Properties, Inc.	41,583	5,284,368
Crown Castle International Corp.	91,665	7,929,023
Equinix, Inc.	13,983	4,624,318
Equity Residential	67,000	5,027,010
ProLogis, Inc.	92,700	4,095,486
Public Storage	39,979	11,027,408
Simon Property Group, Inc.	69,516	14,437,778
Ventas, Inc.	75,482	4,752,347
Welltower, Inc.	68,000	4,715,120

		80,515,841

Road & Rail — 0.1%
Norfolk Southern Corp.	47,762	3,976,187

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	34,186	2,023,469
Applied Materials, Inc.	26,637	564,172
First Solar, Inc.*(a)	64,949	4,447,058
Intel Corp.	647,544	20,948,048
Lam Research Corp.(a)	59,029	4,875,795
Micron Technology, Inc.*	937,835	9,819,132
NVIDIA Corp.	24,504	873,078
QUALCOMM, Inc.	291,588	14,911,810
Texas Instruments, Inc.	113,676	6,527,276

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	84,831	$4,023,534

		69,013,372

Software — 4.7%
Activision Blizzard, Inc.	105,189	3,559,596
Adobe Systems, Inc.*	7,641	716,726
CA, Inc.(a)	147,142	4,530,502
Citrix Systems, Inc.*	303,152	23,821,684
Electronic Arts, Inc.*	87,731	5,799,896
Microsoft Corp.	1,211,976	66,937,434
Oracle Corp.	428,488	17,529,444
Symantec Corp.	545,836	10,032,466

		132,927,748

Specialty Retail — 3.6%
Best Buy Co., Inc.	437,039	14,177,545
Gap, Inc. (The)(a)	116,943	3,438,124
Home Depot, Inc. (The)	165,037	22,020,887
L Brands, Inc.	20,485	1,798,788
Lowe’s Cos., Inc.	373,609	28,300,882
Ross Stores, Inc.	72,199	4,180,322
Staples, Inc.	881,649	9,724,588
TJX Cos., Inc. (The)	68,059	5,332,423
Urban Outfitters, Inc.*	425,470	14,078,802

		103,052,361

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	861,394	93,883,332
EMC Corp.	305,258	8,135,126
Hewlett Packard Enterprise Co.	327,689	5,809,926
HP, Inc.	1,024,601	12,623,084
NetApp, Inc.(a)	41,602	1,135,319

		121,586,787

Textiles, Apparel & Luxury Goods — 2.1%
Michael Kors Holdings Ltd.*	243,048	13,844,014
NIKE, Inc. (Class B Stock)	341,925	21,018,130
PVH Corp.	152,994	15,155,586
Ralph Lauren Corp.	101,635	9,783,385

		59,801,115

Tobacco — 1.9%
Altria Group, Inc.	575,860	36,083,388
Philip Morris International, Inc.(a)	182,556	17,910,569

		53,993,957

TOTAL LONG-TERM INVESTMENTS (cost $2,573,474,218)		2,763,365,786

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $170,224,804; includes $83,847,362 of cash collateral for securities on loan)(b)(w)	170,224,804	170,224,804

TOTAL INVESTMENTS — 102.8% (cost $2,743,699,022)		2,933,590,590
Liabilities in excess of other assets(z) — (2.8)%		(79,045,035)

NET ASSETS — 100.0%		$2,854,545,555

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,514,741; cash collateral of $83,847,362 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
623	S&P 500 E-Mini	Jun. 2016	$ 63,339,670	$ 63,904,225	$ 564,555

(1)   Cash of $1,959,370 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

(2)   The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$110,773,526	$ —	$ —
Airlines	103,177,757	—	—
Automobiles	15,361,570	—	—
Banks	107,374,295	—	—
Beverages	57,790,256	—	—
Biotechnology	46,813,310	—	—
Building Products	21,310,646	—	—
Capital Markets	11,747,864	—	—
Chemicals	51,726,356	—	—
Commercial Services & Supplies	8,896,943	—	—
Communications Equipment	34,239,661	—	—
Construction & Engineering	10,803,600	—	—
Consumer Finance	45,713,050	—	—
Containers & Packaging	37,237,674	—	—
Diversified Financial Services	44,160,657	—	—
Diversified Telecommunication Services	74,335,320	—	—
Electric Utilities	87,357,485	—	—
Electrical Equipment	2,021,188	—	—
Energy Equipment & Services	11,851,777	—	—
Food & Staples Retailing	57,710,947	—	—
Food Products	118,383,748	—	—
Health Care Equipment & Supplies	7,429,945	—	—
Health Care Providers & Services	164,255,988	—	—
Hotels, Restaurants & Leisure	48,745,940	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Household Durables	$25,180,001	$—	$—
Household Products	40,015,493	—	—
Industrial Conglomerates	10,560,638	—	—
Insurance	146,095,351	—	—
Internet & Catalog Retail	38,437,619	—	—
Internet Software & Services	130,338,885	—	—
IT Services	80,754,886	—	—
Leisure Products	9,932,720	—	—
Life Sciences Tools & Services	13,629,338	—	—
Machinery	7,798,704	—	—
Media	58,414,990	—	—
Multiline Retail	22,373,069	—	—
Multi-Utilities	43,150,640	—	—
Oil, Gas & Consumable Fuels	120,008,230	—	—
Pharmaceuticals	96,905,159	—	—
Professional Services	15,683,192	—	—
Real Estate Investment Trusts (REITs)	80,515,841	—	—
Road & Rail	3,976,187	—	—
Semiconductors & Semiconductor Equipment	69,013,372	—	—
Software	132,927,748	—	—
Specialty Retail	103,052,361	—	—
Technology Hardware, Storage & Peripherals	121,586,787	—	—
Textiles, Apparel & Luxury Goods	59,801,115	—	—
Tobacco	53,993,957	—	—
Affiliated Mutual Fund	170,224,804	—	—
Other Financial Instruments*
Futures Contracts	564,555	—	—

Total	$2,934,155,145	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contacts which are recorded at fair value.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	39,699,381	$412,873,564
AST AQR Emerging Markets Equity Portfolio*	1,109,078	9,759,888
AST AQR Large-Cap Portfolio*	70,322,233	958,492,033
AST BlackRock / Loomis Sayles Bond Portfolio*	12,366,708	159,406,868
AST BlackRock Low Duration Bond Portfolio*	9,063,676	94,806,052
AST Boston Partners Large-Cap Value Portfolio*	10,240,935	176,963,354
AST ClearBridge Dividend Growth Portfolio*	30,121,585	409,954,772
AST Cohen & Steers Realty Portfolio*	641,345	6,843,156
AST Goldman Sachs Global Income Portfolio*	24,482,524	254,373,426
AST Goldman Sachs Large-Cap Value Portfolio*	8,919,826	219,962,899
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,229,584	30,537,598
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	66,316,217
AST Goldman Sachs Strategic Income Portfolio*	10,262,683	96,469,221
AST Herndon Large-Cap Value Portfolio*	7,548,721	90,886,596
AST High Yield Portfolio*	23,621,315	197,474,197
AST International Growth Portfolio*	32,265,149	431,385,043
AST International Value Portfolio*	25,228,955	425,864,763
AST Jennison Large-Cap Growth Portfolio*	8,866,116	193,724,629
AST Large-Cap Value Portfolio*	7,184,553	150,516,382
AST Loomis Sayles Large-Cap Growth Portfolio*	9,004,253	317,399,916
AST Lord Abbett Core Fixed Income Portfolio*	25,847,729	315,859,251
AST MFS Growth Portfolio*	14,663,609	256,026,618
AST MFS Large-Cap Value Portfolio*	15,995,489	246,650,443
AST Mid-Cap Value Portfolio*	825,921	15,898,981
AST Money Market Portfolio*	50,820,154	50,820,154
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	615,548	16,539,785
AST Parametric Emerging Markets Equity Portfolio*	1,113,537	8,551,964
AST Prudential Core Bond Portfolio*	74,953,353	864,961,693
AST QMA Emerging Markets Equity Portfolio*	711,229	5,917,428
AST QMA International Core Equity Portfolio*	21,664,902	213,182,634
AST QMA Large-Cap Portfolio*	68,761,240	961,282,131
AST Small-Cap Growth Opportunities Portfolio*	6,055,466	79,992,702
AST Small-Cap Growth Portfolio*	2,773,676	84,042,398
AST Small-Cap Value Portfolio*	5,932,647	125,475,479
AST T. Rowe Price Large-Cap Growth Portfolio*	6,506,774	148,744,854
AST Templeton Global Bond Portfolio*	23,137	238,085
AST Wellington Management Global Bond Portfolio*	48,180,606	503,005,523
AST Western Asset Core Plus Bond Portfolio*	49,218,946	580,783,564
AST Western Asset Emerging Markets Debt Portfolio*	4,762,861	47,009,438

		Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $8,205,270,620)(w)			$9,228,993,699

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $976,862,206)(w)		976,862,206	976,862,206

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.273%	06/16/16	1,600	1,599,357
0.285%	06/16/16	33,100	33,086,694
0.288%	06/16/16	500	499,799

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,178,872)			35,185,850

TOTAL SHORT-TERM INVESTMENTS (cost $1,012,041,078)			1,012,048,056

TOTAL INVESTMENTS — 99.6% (cost $9,217,311,698)			10,241,041,755

Other assets in excess of liabilities(z) — 0.4%			42,372,119

NET ASSETS — 100.0%			$10,283,413,874

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
921	2 Year U.S. Treasury Notes	Jun. 2016	$201,468,389	$201,468,750	$361
1,668	10 Year U.S. Treasury Notes	Jun. 2016	217,720,775	217,491,562	(229,213)
100	CAC40 10 Euro	Apr. 2016	5,065,941	4,987,995	(77,946)
20	DAX Index	Jun. 2016	5,668,902	5,689,512	20,610
1,843	Euro STOXX 50 Index	Jun. 2016	62,644,587	61,467,587	(1,177,000)
268	FTSE 100 Index	Jun. 2016	23,361,374	23,529,773	168,399
259	Mini MSCI EAFE Index	Jun. 2016	21,056,600	21,050,225	(6,375)
322	Russell 2000 Mini Index	Jun. 2016	34,681,010	35,729,120	1,048,110
1,870	S&P 500 E-Mini Index	Jun. 2016	187,846,214	191,815,250	3,969,036
377	S&P 500 Index	Jun. 2016	189,352,963	193,353,875	4,000,912
189	TOPIX Index	Jun. 2016	22,441,970	22,628,948	186,978

					$7,903,872

(1)	U.S. Treasury securities with a combined market value of $35,185,850 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,205,855,905	$—	$—
U.S. Treasury Obligations	—	35,185,850	—
Other Financial Instruments*
Futures Contracts	7,903,872	—	—

Total	$10,213,759,777	$35,185,850	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$8,132,724
Interest rate contracts	(228,852)

Total	$7,903,872

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.2%
COMMON STOCKS — 20.4%
Aerospace & Defense — 0.5%
Airbus Group SE (France)	9,580	$634,748
Boeing Co. (The)	3,314	420,679
General Dynamics Corp.	1,229	161,454
Honeywell International, Inc.	20,413	2,287,277
Lockheed Martin Corp.(a)	1,392	308,328
Northrop Grumman Corp.	1,037	205,222
Raytheon Co.	14,550	1,784,267
Rockwell Collins, Inc.	1,256	115,816
Safran SA (France)	1,745	121,801
TransDigm Group, Inc.*(a)	513	113,034
United Technologies Corp.	49,068	4,911,707

		11,064,333

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	1,784	132,426
Deutsche Post AG (Germany)	10,702	297,023
FedEx Corp.	7,428	1,208,684
United Parcel Service, Inc. (Class B Stock)	3,461	365,032

		2,003,165

Airlines — 0.2%
ANA Holdings, Inc. (Japan)	41,000	115,482
Delta Air Lines, Inc.	21,700	1,056,356
International Consolidated Airlines Group SA (United Kingdom)	12,750	101,451
Japan Airlines Co. Ltd. (Japan)(a)	3,300	120,978
Southwest Airlines Co.	42,625	1,909,600
United Continental Holdings, Inc.*	9,079	543,469

		3,847,336

Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	2,700	101,628
Autoliv, Inc. (Sweden)	901	106,750
Bridgestone Corp. (Japan)	5,200	194,079
Cie Generale des Etablissements Michelin (France)	1,175	120,048
Continental AG (Germany)	1,011	229,305
Delphi Automotive PLC (United Kingdom)	1,381	103,603
Denso Corp. (Japan)	5,100	204,717
Goodyear Tire & Rubber Co. (The)	26,934	888,283
Johnson Controls, Inc.	2,836	110,519
Lear Corp.	18,302	2,034,633
Magna International, Inc. (Canada)	45,559	1,958,467
Sumitomo Electric Industries Ltd. (Japan)	8,300	100,645
Toyota Industries Corp. (Japan)	2,100	94,311
Valeo SA (France)	750	116,624

		6,363,612

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	2,548	233,922
Daimler AG (Germany)	7,947	608,206
Ferrari NV (Italy)*	4,016	167,330
Fiat Chrysler Automobiles NV (United Kingdom)	8,266	66,705
Fuji Heavy Industries Ltd. (Japan)	4,200	148,316
General Motors Co.	3,267	102,682
Harley-Davidson, Inc.	2,430	124,732
Honda Motor Co. Ltd. (Japan)	14,300	390,978
Mazda Motor Corp. (Japan)	138,700	2,152,878
Nissan Motor Co. Ltd. (Japan)	22,800	210,792

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Peugeot SA (France)*	6,459	$110,501
Renault SA (France)	1,162	115,477
Suzuki Motor Corp. (Japan)	3,900	104,281
Tesla Motors, Inc.*(a)	505	116,034
Toyota Motor Corp. (Japan)	25,700	1,363,010

		6,015,844

Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia)	21,519	385,758
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,403	260,189
Banco Santander SA (Spain)	95,776	420,638
Bank of America Corp.	289,559	3,914,838
BNP Paribas SA (France)	2,685	134,896
CaixaBank SA (Spain)	28,804	84,902
Citigroup, Inc.	148,241	6,189,062
Citizens Financial Group, Inc.	126,603	2,652,333
Commerzbank AG (Germany)*	10,953	95,035
Commonwealth Bank of Australia (Australia)	15,948	914,282
CYBG PLC (United Kingdom)*	4,850	14,647
DBS Group Holdings Ltd. (Singapore)	9,500	108,224
Erste Group Bank AG (Austria)*	3,685	103,427
HSBC Holdings PLC (United Kingdom)	57,397	356,949
ING Groep NV (Netherlands), CVA	216,052	2,585,462
Intesa Sanpaolo SpA (Italy)	84,959	234,914
Japan Post Bank Co. Ltd. (Japan)	9,900	121,932
JPMorgan Chase & Co.	112,153	6,641,700
KBC Groep NV (Belgium)	48,354	2,490,126
Lloyds Banking Group PLC (United Kingdom)	4,983,754	4,854,153
Mitsubishi UFJ Financial Group, Inc. (Japan)	114,700	531,475
Mizuho Financial Group, Inc. (Japan)	173,600	258,713
National Australia Bank Ltd. (Australia)	19,399	389,511
Nordea Bank AB (Sweden)	20,215	193,900
Oversea-Chinese Banking Corp. Ltd. (Singapore)	18,100	118,622
Skandinaviska Enskilda Banken AB (Sweden)	10,941	104,336
Societe Generale SA (France)	25,200	931,192
Sumitomo Mitsui Financial Group, Inc. (Japan)	11,000	333,934
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	30,000	87,824
SunTrust Banks, Inc.	42,736	1,541,915
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,216	142,288
Swedbank AB (Sweden) (Class A Stock)	5,096	109,444
U.S. Bancorp	79,040	3,208,233
UniCredit SpA (Italy)	23,755	85,637
United Overseas Bank Ltd. (Singapore)	8,300	116,100
Wells Fargo & Co.	23,978	1,159,576
Westpac Banking Corp. (Australia)	27,929	648,707

		42,524,874

Beverages — 0.3%
Anheuser-Busch InBev NV (Belgium)	5,822	723,308
Asahi Group Holdings Ltd. (Japan)	4,700	146,286
Brown-Forman Corp. (Class B Stock)(a)	1,102	108,514
Coca-Cola Co. (The)	20,947	971,731
Coca-Cola Enterprises, Inc.	2,233	113,302

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	802	$121,174
Diageo PLC (United Kingdom)	4,077	109,932
Dr. Pepper Snapple Group, Inc.	17,593	1,573,166
Kirin Holdings Co. Ltd. (Japan)	8,500	119,074
Molson Coors Brewing Co. (Class B Stock)	6,566	631,518
Monster Beverage Corp.*	732	97,634
PepsiCo, Inc.	6,768	693,585
Pernod Ricard SA (France)	998	111,130
SABMiller PLC (United Kingdom)	5,162	315,283

		5,835,637

Biotechnology — 0.6%
AbbVie, Inc.	47,985	2,740,903
Actelion Ltd. (Switzerland)*	822	122,675
Alexion Pharmaceuticals, Inc.*	8,856	1,232,932
Alkermes PLC*	44,216	1,511,745
Alnylam Pharmaceuticals, Inc.*	1,262	79,216
Amgen, Inc.	18,454	2,766,809
Baxalta, Inc.	3,010	121,604
Biogen, Inc.*	1,045	272,034
BioMarin Pharmaceutical, Inc.*	1,126	92,872
Celgene Corp.*	3,654	365,729
CSL Ltd. (Australia)	3,215	249,842
Gilead Sciences, Inc.	28,599	2,627,104
Incyte Corp.*	966	70,006
Regeneron Pharmaceuticals, Inc.*	291	104,888
Vertex Pharmaceuticals, Inc.*	1,258	99,998

		12,458,357

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	15,063	296,553
Cie de Saint-Gobain (France)	2,603	114,335
Daikin Industries Ltd. (Japan)	2,900	216,585
Geberit AG (Switzerland)	696	260,057
Owens Corning	16,170	764,518

		1,652,048

Capital Markets — 0.5%
Affiliated Managers Group, Inc.*	734	119,202
American Capital Ltd.*(a)	348,966	5,318,242
Ameriprise Financial, Inc.	1,055	99,181
Amundi SA (France), 144A*	2,386	113,402
Bank of New York Mellon Corp. (The)	2,995	110,306
Charles Schwab Corp. (The)	4,715	132,114
Credit Suisse Group AG (Switzerland)*	15,714	221,912
Daiwa Securities Group, Inc. (Japan)	23,000	141,367
Deutsche Bank AG (Germany)	11,806	200,433
Franklin Resources, Inc.	3,137	122,500
Goldman Sachs Group, Inc. (The)	15,111	2,372,124
Henderson Group PLC (United Kingdom)	73,346	274,662
Macquarie Group Ltd. (Australia)	3,975	201,191
Morgan Stanley	4,165	104,167
Nomura Holdings, Inc. (Japan)	37,100	165,702
Northern Trust Corp.	1,536	100,101
State Street Corp.	1,665	97,436
T. Rowe Price Group, Inc.	1,565	114,965
TD Ameritrade Holding Corp.	3,148	99,256
UBS Group AG (Switzerland)	35,752	575,108
Uranium Participation Corp. (Canada)*	8,500	29,844

		10,713,215

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 0.4%
Advanced Emissions Solutions, Inc.*	2,840	$18,886
Air Liquide SA (France)	1,874	210,246
Air Products & Chemicals, Inc.	1,022	147,219
Akzo Nobel NV (Netherlands)	1,753	119,497
Asahi Kasei Corp. (Japan)	18,000	121,567
BASF SE (Germany)	9,514	715,412
Celanese Corp. (Class A Stock)	1,678	109,909
CF Industries Holdings, Inc.	2,736	85,746
CHR Hansen Holding A/S (Denmark)	1,879	126,008
Dow Chemical Co. (The)	23,236	1,181,783
E.I. du Pont de Nemours & Co.	3,656	231,498
Eastman Chemical Co.	15,152	1,094,429
Ecolab, Inc.	1,473	164,269
Evonik Industries AG (Germany)	4,135	123,667
GCP Applied Technologies, Inc.*	1,179	23,509
Givaudan SA (Switzerland)	175	342,965
International Flavors & Fragrances, Inc.	945	107,513
Linde AG (Germany)	2,949	428,485
LyondellBasell Industries NV (Netherlands) (Class A Stock)	1,764	150,963
Mitsubishi Chemical Holdings Corp. (Japan)	17,900	93,458
Monsanto Co.	2,072	181,797
Nitto Denko Corp. (Japan)	2,400	133,736
Novozymes A/S (Denmark) (Class B Stock)	3,545	159,193
PPG Industries, Inc.	1,384	154,302
Praxair, Inc.	1,701	194,679
Sherwin-Williams Co. (The)	463	131,802
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	5,500	284,064
Sika AG (Switzerland)	32	126,676
Sumitomo Chemical Co. Ltd. (Japan)	20,000	90,528
Symrise AG (Germany)	1,678	112,346
Syngenta AG (Switzerland)	964	399,768
Toray Industries, Inc. (Japan)	19,000	162,149
WR Grace & Co.*	1,179	83,921

		7,811,990

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	21,473	198,930
Cintas Corp.	1,236	111,005
Republic Services, Inc.	2,560	121,984
Secom Co. Ltd. (Japan)	3,500	259,711
Securitas AB (Sweden) (Class B Stock)	7,432	122,899
Sohgo Security Services Co. Ltd. (Japan)	2,500	135,359
Stericycle, Inc.*	942	118,871
Tyco International PLC	3,507	128,742
Waste Management, Inc.	2,385	140,715

		1,338,216

Communications Equipment — 0.3%
Alcatel-Lucent SA (France)*	29,392	109,518
Brocade Communications Systems, Inc.	97,031	1,026,588
Cisco Systems, Inc.	206,431	5,877,091
Nokia OYJ (Finland)	34,369	203,885
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	37,014	370,610

		7,587,692

Construction & Engineering
AECOM*(a)	12,617	388,477
EMCOR Group, Inc.	4,800	233,280
Ferrovial SA (Spain)	8,748	187,741

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	1,773	$131,600

		941,098

Construction Materials
HeidelbergCement AG (Germany)	2,354	201,162
James Hardie Industries PLC (Ireland)	9,860	134,986
LafargeHolcim Ltd. (Switzerland)*	6,858	322,049
Vulcan Materials Co.	1,169	123,411

		781,608

Consumer Finance — 0.2%
American Express Co.	5,017	308,044
Capital One Financial Corp.	30,466	2,111,598
Discover Financial Services	2,073	105,557
SLM Corp.*	217,422	1,382,804

		3,908,003

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	17,435	191,454
Avery Dennison Corp.(a)	7,800	562,458
Huhtamaki OYJ (Finland)	3,079	114,160
International Paper Co.	51,732	2,123,081
Packaging Corp. of America	18,355	1,108,642

		4,099,795

Distributors
Genuine Parts Co.(a)	1,297	128,870

Diversified Consumer Services — 0.3%
H&R Block, Inc.(a)	147,093	3,886,197
Service Corp. International	108,059	2,666,896

		6,553,093

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc. (Class B Stock)*	6,199	879,514
CME Group, Inc.	1,361	130,724
Deutsche Boerse AG (Germany)	2,562	218,139
Euronext NV (Netherlands), 144A	2,283	94,687
Intercontinental Exchange, Inc.	482	113,337
Investor AB (Sweden) (Class B Stock)	6,085	215,100
Markit Ltd.*	16,708	590,628
McGraw Hill Financial, Inc.	1,957	193,704
Moody’s Corp.	1,386	133,832
Nasdaq, Inc.	6,131	406,976
ORIX Corp. (Japan)	13,000	185,162

		3,161,803

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	35,452	1,388,655
BT Group PLC (United Kingdom)	15,807	99,808
CenturyLink, Inc.(a)	4,407	140,848
Deutsche Telekom AG (Germany)	32,181	576,953
Elisa OYJ (Finland)	2,999	116,455
Koninklijke KPN NV (Netherlands)	29,811	124,836
Level 3 Communications, Inc.*	18,596	982,799
Nippon Telegraph & Telephone Corp. (Japan)	8,900	384,458
Orange SA (France)	13,048	227,857
SBA Communications Corp. (Class A Stock)*	1,162	116,398
Singapore Telecommunications Ltd. (Singapore)	125,300	354,681
Swisscom AG (Switzerland)	417	226,331

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telecom Italia SpA (Italy)*(a)	124,491	$134,179
Telefonica Deutschland Holding AG (Germany)	27,466	148,475
Telefonica SA (Spain)	42,144	471,028
TeliaSonera AB (Sweden)	29,245	151,535
Telstra Corp. Ltd. (Australia)	77,146	314,830
Verizon Communications, Inc.	82,024	4,435,858

		10,395,984

Electric Utilities — 0.2%
Acciona SA (Spain)	1,314	101,545
American Electric Power Co., Inc.	2,384	158,298
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	13,000	127,130
Chubu Electric Power Co., Inc. (Japan)	8,300	115,829
CLP Holdings Ltd. (Hong Kong)	16,500	149,348
Duke Energy Corp.	2,358	190,243
Edison International	1,873	134,650
Endesa SA (Spain)	6,577	126,037
Enel SpA (Italy)	69,937	310,047
Entergy Corp.	1,712	135,727
Eversource Energy	2,246	131,032
Exelon Corp.	4,354	156,134
FirstEnergy Corp.	3,587	129,024
Fortum OYJ (Finland)(a)	7,823	118,312
Kansai Electric Power Co., Inc. (The) (Japan)*	9,900	87,593
NextEra Energy, Inc.	1,763	208,633
Power Assets Holdings Ltd. (Hong Kong)	14,000	143,285
PPL Corp.	3,392	129,133
Southern Co. (The)	3,908	202,161
Terna Rete Elettrica Nazionale SpA (Italy)	35,565	202,786
Tokyo Electric Power Co., Inc. (Japan)*	18,900	103,830
Xcel Energy, Inc.	3,139	131,273

		3,292,050

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)*	25,202	490,968
Acuity Brands, Inc.(a)	479	104,489
AMETEK, Inc.	2,094	104,658
Eaton Corp. PLC	2,208	138,132
Emerson Electric Co.(a)	2,469	134,264
Legrand SA (France)	1,956	109,329
Mitsubishi Electric Corp. (Japan)	21,000	220,036
Nidec Corp. (Japan)(a)	2,700	184,740
Rockwell Automation, Inc.	1,100	125,125
Schneider Electric SE (France)	3,070	193,473
Vestas Wind Systems A/S (Denmark)	2,441	171,992

		1,977,206

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	2,130	123,157
CDW Corp.	21,631	897,687
Hexagon AB (Sweden) (Class B Stock)	3,176	123,436
Hitachi Ltd. (Japan)	38,000	178,100
Keyence Corp. (Japan)	400	218,149
Kyocera Corp. (Japan)	3,200	140,900
Murata Manufacturing Co. Ltd. (Japan)	1,700	205,134
Omron Corp. (Japan)	47,100	1,400,877
TDK Corp. (Japan)	1,700	94,326
TE Connectivity Ltd. (Switzerland)	1,765	109,289

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	1,595	$110,055

		3,601,110

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.	8,877	81,402
Baker Hughes, Inc.	2,402	105,280
Cameron International Corp.*	1,729	115,929
Halliburton Co.	3,010	107,517
Saipem SpA (Italy)*	13,481	5,391
Schlumberger Ltd.	12,706	937,068
Tenaris SA (Luxembourg)	9,347	115,976
Weatherford International PLC (Switzerland)*	50,277	391,155

		1,859,718

Food & Staples Retailing — 0.4%
Aeon Co. Ltd. (Japan)	11,800	170,463
Carrefour SA (France)	4,673	128,382
Costco Wholesale Corp.	2,089	329,185
CVS Health Corp.	40,627	4,214,238
Koninklijke Ahold NV (Netherlands)	6,899	154,961
Kroger Co. (The)	4,197	160,535
Lawson, Inc. (Japan)	1,400	117,195
Metro AG (Germany)	3,922	121,321
Seven & i Holdings Co. Ltd. (Japan)	10,300	438,859
Sysco Corp.	2,714	126,825
Tesco PLC (United Kingdom)*	49,708	136,522
Walgreens Boots Alliance, Inc.	4,012	337,971
Wal-Mart Stores, Inc.	9,427	645,655
Wesfarmers Ltd. (Australia)	15,338	486,839
Woolworths Ltd. (Australia)	14,405	243,801

		7,812,752

Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	6,000	135,281
ConAgra Foods, Inc.	2,819	125,784
Danone SA (France)	1,801	127,785
General Mills, Inc.	1,907	120,808
Hershey Co. (The)	1,250	115,113
J.M. Smucker Co. (The)	915	118,804
Kellogg Co.	1,562	119,571
Kraft Heinz Co. (The)	2,734	214,783
Mead Johnson Nutrition Co.	1,450	123,207
MEIJI Holdings Co. Ltd. (Japan)	1,400	112,502
Mondelez International, Inc. (Class A Stock)	6,193	248,463
Nestle SA (Switzerland)	28,965	2,161,391
Pilgrim’s Pride Corp.*	14,963	380,060
Tyson Foods, Inc. (Class A Stock)	20,993	1,399,393

		5,502,945

Gas Utilities
APA Group (Australia)	17,965	121,164
Gas Natural SDG SA (Spain)	8,771	177,076
Hong Kong & China Gas Co. Ltd. (Hong Kong)	58,000	108,423
Osaka Gas Co. Ltd. (Japan)	32,000	122,834
Snam SpA (Italy)	37,559	235,046
Tokyo Gas Co. Ltd. (Japan)	33,000	153,828

		918,371

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	2,766	115,702

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Ansell Ltd. (Australia)	156,563	$2,069,348
Becton, Dickinson and Co.	728	110,525
Edwards Lifesciences Corp.*	1,395	123,053
Essilor International SA (France)	890	109,662
Hoya Corp. (Japan)	3,400	129,236
Intuitive Surgical, Inc.*	208	125,018
Medtronic PLC	4,493	336,975
Olympus Corp. (Japan)	2,900	112,590
Stryker Corp.	1,208	129,606
Sysmex Corp. (Japan)	1,900	118,780
Terumo Corp. (Japan)	3,700	132,412

		3,612,907

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	30,917	1,703,836
Aetna, Inc.	40,408	4,539,838
AmerisourceBergen Corp.	1,098	95,032
Anthem, Inc.	827	114,945
Cardinal Health, Inc.	1,288	105,552
Centene Corp.*(a)	20,942	1,289,399
Cigna Corp.	38,025	5,218,551
Express Scripts Holding Co.*(a)	1,569	107,775
Fresenius Medical Care AG & Co. KGaA (Germany)	1,466	129,339
Fresenius SE & Co. KGaA (Germany)	2,393	174,432
HCA Holdings, Inc.*	1,701	132,763
Humana, Inc.	5,880	1,075,746
Laboratory Corp. of America Holdings*	10,786	1,263,364
McKesson Corp.	1,249	196,405
UnitedHealth Group, Inc.	40,944	5,277,682
Universal Health Services, Inc. (Class B Stock)	8,578	1,069,848

		22,494,507

Health Care Technology
Cerner Corp.*	1,848	97,870

Hotels, Restaurants & Leisure — 0.2%
Amaya Gaming Group Inc. (Canada)*	18,376	246,192
Amaya, Inc. (Canada)*(a)	40,785	546,417
Carnival Corp.	50,367	2,657,867
Chipotle Mexican Grill, Inc.*(a)	195	91,839
Las Vegas Sands Corp.(a)	3,514	181,604
Marriott International, Inc. (Class A Stock)	1,676	119,298
McDonald’s Corp.	2,556	321,238
Melco Crown Entertainment Ltd. (Hong Kong), ADR	7,172	118,410
MGM Resorts International*	5,280	113,203
Norwegian Cruise Line Holdings Ltd.*	1,909	105,549
Oriental Land Co. Ltd. (Japan)	2,000	141,599
Royal Caribbean Cruises Ltd.(a)	1,184	97,266
Starbucks Corp.	6,353	379,274
Starwood Hotels & Resorts Worldwide, Inc.	1,644	137,159
Yum! Brands, Inc.	1,675	137,099

		5,394,014

Household Durables — 0.2%
Casio Computer Co. Ltd. (Japan)(a)	5,100	102,856
D.R. Horton, Inc.	27,006	816,391
Electrolux AB (Sweden) (Class B Stock)	4,845	127,229
Lennar Corp. (Class A Stock)(a)	13,127	634,821
Mohawk Industries, Inc.*	577	110,149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Nikon Corp. (Japan)	8,600	$131,504
NVR, Inc.*	288	498,932
Panasonic Corp. (Japan)	27,900	252,684
Sekisui House Ltd. (Japan)	9,400	158,593
Sony Corp. (Japan)	14,600	375,383
Toll Brothers, Inc.*	12,855	379,351
Whirlpool Corp.	770	138,862

		3,726,755

Household Products — 0.1%
Church & Dwight Co., Inc.	1,321	121,770
Clorox Co. (The)	1,348	169,929
Colgate-Palmolive Co.	4,925	347,951
Henkel AG & Co. KGaA (Germany)	1,596	156,499
Kimberly-Clark Corp.	2,146	288,658
Pigeon Corp. (Japan)	4,800	125,073
Procter & Gamble Co. (The)	15,114	1,244,033
Reckitt Benckiser Group PLC (United Kingdom)	1,204	116,133
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	8,218	256,326
Unicharm Corp. (Japan)	6,500	141,475

		2,967,847

Industrial Conglomerates — 0.2%
3M Co.	3,764	627,195
CK Hutchison Holdings Ltd. (Hong Kong)	20,000	259,841
Danaher Corp.	2,831	268,549
General Electric Co.	52,987	1,684,457
Jardine Matheson Holdings Ltd. (Hong Kong)	4,300	242,305
Jardine Strategic Holdings Ltd. (Hong Kong)	8,800	262,548
Koninklijke Philips NV (Netherlands)	4,302	122,536
Roper Technologies, Inc.	610	111,490
Siemens AG (Germany)	7,443	787,179
Toshiba Corp. (Japan)*	47,000	91,386

		4,457,486

Insurance — 0.6%
Aflac, Inc.	1,815	114,599
AIA Group Ltd. (Hong Kong)	94,600	537,709
Allianz SE (Germany)	3,555	577,351
Allstate Corp. (The)	1,781	119,986
American International Group, Inc.	38,880	2,101,464
AMP Ltd. (Australia)	42,502	188,392
AON PLC	2,052	214,331
Arch Capital Group Ltd.*	1,603	113,973
Assicurazioni Generali SpA (Italy)	9,203	136,233
AXA SA (France)	169,505	3,974,683
CHUBB Ltd. (Switzerland)	512	61,005
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	10,700	129,678
Delta Lloyd NV (Netherlands)*(a)	41,321	191,536
Hannover Rueck SE (Germany)	1,070	124,358
Hartford Financial Services Group, Inc. (The)	2,538	116,951
Insurance Australia Group Ltd. (Australia)	28,683	122,502
Japan Post Holdings Co. Ltd. (Japan)	14,800	197,971
Japan Post Insurance Co. Ltd. (Japan)	4,500	103,853
Markel Corp.*	126	112,338
Marsh & McLennan Cos., Inc.	3,234	196,595

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
MetLife, Inc.	2,390	$105,017
MS&AD Insurance Group Holdings, Inc. (Japan)	4,600	128,208
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,261	255,913
Poste Italiane SpA (Italy), 144A*	17,726	134,013
Progressive Corp. (The)	3,608	126,785
QBE Insurance Group Ltd. (Australia)	16,426	137,267
Sampo OYJ (Finland) (Class A Stock)	3,841	181,927
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	3,700	104,863
Suncorp Group Ltd. (Australia)	18,171	165,785
Swiss Re AG (Switzerland)	2,730	252,087
Tokio Marine Holdings, Inc. (Japan)	7,400	250,031
Travelers Cos., Inc. (The)	13,985	1,632,190
Willis Towers Watson PLC (United Kingdom)	848	100,624
Zurich Insurance Group AG (Switzerland)*	1,300	301,485

		13,311,703

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	2,086	1,238,333
Expedia, Inc.	857	92,402
Netflix, Inc.*	2,334	238,605
Priceline Group, Inc. (The)*	909	1,171,665
Rakuten, Inc. (Japan)	12,000	115,836
TripAdvisor, Inc.*(a)	1,300	86,450

		2,943,291

Internet Software & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	4,688	3,576,476
Alphabet, Inc. (Class C Stock)*	10,738	7,999,273
Baidu, Inc. (China), ADR*	560	106,893
eBay, Inc.*	3,945	94,128
Facebook, Inc. (Class A Stock)*	22,433	2,559,606
LinkedIn Corp. (Class A Stock)*	487	55,688
United Internet AG (Germany)	2,817	141,140
Yahoo!, Inc.*	3,381	124,455

		14,657,659

IT Services — 0.4%
Accenture PLC (Class A Stock)	1,999	230,685
Alliance Data Systems Corp.*	417	91,740
Amadeus IT Holding SA (Spain) (Class A Stock)	5,808	248,373
Amdocs Ltd. (Guernsey)	25,393	1,534,245
Automatic Data Processing, Inc.	1,307	117,251
Cap Gemini SA (France)	1,187	111,346
Cognizant Technology Solutions Corp. (Class A Stock)*	36,600	2,294,820
DST Systems, Inc.	1,679	189,341
Fidelity National Information Services, Inc.	1,812	114,718
Fiserv, Inc.*	1,189	121,968
FleetCor Technologies, Inc.*	789	117,364
Fujitsu Ltd. (Japan)	22,000	81,351
International Business Machines Corp.	4,619	699,548
MasterCard, Inc. (Class A Stock)	8,287	783,122
NTT Data Corp. (Japan)	3,200	160,475
Obic Co. Ltd. (Japan)	2,200	116,300
PayPal Holdings, Inc.*	3,075	118,695
Total System Services, Inc.	14,335	682,059

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	8,283	$633,484

		8,446,885

Leisure Products
Shimano, Inc. (Japan)	1,000	156,827
Vista Outdoor, Inc.*	4,159	215,894

		372,721

Life Sciences Tools & Services
Agilent Technologies, Inc.	2,736	109,030
Eurofins Scientific SE (Luxembourg)	317	116,060
ICON PLC*	2,648	198,865
Illumina, Inc.*	608	98,563
Mettler-Toledo International, Inc.*	332	114,460
Quintiles Transnational Holdings, Inc.*	1,620	105,462
Thermo Fisher Scientific, Inc.	1,385	196,102
Waters Corp.*	848	111,868

		1,050,410

Machinery — 0.5%
Atlas Copco AB (Sweden) (Class A Stock)	10,600	266,032
Caterpillar, Inc.	2,372	181,553
Crane Co.	42,213	2,273,592
Cummins, Inc.	1,282	140,943
Deere & Co.	1,724	132,731
FANUC Corp. (Japan)	2,200	340,711
Illinois Tool Works, Inc.	1,547	158,475
Ingersoll-Rand PLC	2,087	129,415
Komatsu Ltd. (Japan)	10,000	170,009
Kone OYJ (Finland) (Class B Stock)	3,580	172,309
Kubota Corp. (Japan)	11,000	150,147
MAN SE (Germany)	1,639	177,253
Mitsubishi Heavy Industries Ltd. (Japan)	40,000	148,607
PACCAR, Inc.	2,403	131,420
Parker-Hannifin Corp.	6,467	718,354
Sandvik AB (Sweden)	16,393	169,306
Schindler Holding AG (Switzerland), (XBRN)	665	122,512
Schindler Holding AG (Switzerland), (SWX)	686	125,616
SMC Corp. (Japan)	600	139,037
Stanley Black & Decker, Inc	1,039	109,313
Timken Co. (The)	87,242	2,921,735
Volvo AB (Sweden) (Class B Stock)	15,548	170,293
WABCO Holdings, Inc.*	6,188	661,621
Wabtec Corp.	1,594	126,388

		9,837,372

Marine
Kuehne & Nagel International AG (Switzerland)	1,941	275,848

Media — 0.7%
Cablevision Systems Corp. (Class A Stock)	3,688	121,704
CBS Corp. (Class B Stock)	2,385	131,390
Charter Communications, Inc. (Class A Stock)*	775	156,883
Comcast Corp. (Class A Stock)	132,662	8,102,995
Dentsu, Inc. (Japan)	4,000	200,666
DISH Network Corp. (Class A Stock)*	1,922	88,912
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,792	107,492
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,115	116,999

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Omnicom Group, Inc.	18,961	$1,578,124
ProSiebenSat.1 Media SE (Germany)	4,434	227,619
Publicis Groupe SA (France)	1,719	120,538
SES SA (Luxembourg)	10,986	321,395
Time Warner Cable, Inc.	5,409	1,106,789
Time Warner, Inc.	27,492	1,994,545
Twenty-First Century Fox, Inc. (Class A Stock)	4,085	113,890
Viacom, Inc. (Class B Stock)	4,784	197,484
Vivendi SA (France)	8,177	171,365
Walt Disney Co. (The)	8,456	839,765

		15,698,555

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg)(a)	30,081	135,707
Concrete Investments II SCA (Luxembourg)*^	2,494	—
Newcrest Mining Ltd. (Australia)*	12,029	155,666
Newmont Mining Corp.	6,069	161,314
Nippon Steel & Sumitomo Metal Corp. (Japan)	6,000	115,030
Nucor Corp.	2,780	131,494
Rio Tinto PLC (United Kingdom)	62,437	1,750,146
ThyssenKrupp AG (Germany)	5,914	122,493

		2,571,850

Multiline Retail
Dollar General Corp.	1,574	134,734
Dollar Tree, Inc.*	1,444	119,072
Target Corp.	1,896	156,003

		409,809

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	9,140	128,684
Ameren Corp.	2,663	133,416
CMS Energy Corp.	3,171	134,577
Consolidated Edison, Inc.	1,782	136,537
Dominion Resources, Inc.(a)	3,763	282,677
DTE Energy Co.	1,411	127,921
DUET Group (Australia)	65,847	111,480
E.ON SE (Germany)	20,133	192,511
Engie SA (France)	6,435	99,702
PG&E Corp.	2,372	141,656
Public Service Enterprise Group, Inc.	35,444	1,670,830
Sempra Energy	1,641	170,746
Suez Environnement Co. (France)	5,952	108,959
Veolia Environnement SA (France)	4,675	112,522
WEC Energy Group, Inc.	2,237	134,377

		3,686,595

Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp.	8,606	400,782
Apache Corp.(a)	2,467	120,414
BP PLC (United Kingdom), ADR	25,585	772,155
California Resources Corp	231	238
Cheniere Energy, Inc.*	2,843	96,179
Chevron Corp.	14,859	1,417,549
Cimarex Energy Co.(a)	1,063	103,398
Concho Resources, Inc.*	1,029	103,970
ConocoPhillips	5,273	212,344
Devon Energy Corp.	3,504	96,150
EOG Resources, Inc.	2,195	159,313

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	2,312	$155,505
Exxon Mobil Corp.	20,546	1,717,440
Hess Corp.	10,493	552,456
HollyFrontier Corp.	3,000	105,960
INPEX Corp. (Japan)	11,900	90,117
Kinder Morgan, Inc.	9,816	175,314
Lundin Petroleum AB (Sweden)*	7,568	127,924
Marathon Oil Corp.	35,293	393,164
Marathon Petroleum Corp.	2,272	84,473
Noble Energy, Inc.	3,403	106,888
Occidental Petroleum Corp.	2,457	168,133
Oil Search Ltd. (Australia)	24,349	126,795
Phillips 66	1,368	118,455
Pioneer Natural Resources Co.(a)	772	108,651
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	41,813	1,013,284
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	290,810	7,021,868
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	57,474	1,398,612
Spectra Energy Corp.	4,811	147,217
Statoil ASA (Norway), ADR	15,040	234,022
Suncor Energy, Inc. (Canada)	41,397	1,151,251
Tesoro Corp.	3,466	298,111
Total SA (France)	8,620	392,222
Valero Energy Corp.	8,835	566,677
Williams Cos., Inc. (The)	4,423	71,078
Woodside Petroleum Ltd. (Australia)	5,599	112,001

		19,920,110

Paper & Forest Products
Domtar Corp.	17,001	688,540
Stora Enso OYJ (Finland) (Class R Stock)	12,037	107,546
UPM-Kymmene OYJ (Finland)	6,040	109,201

		905,287

Personal Products — 0.1%
Beiersdorf AG (Germany)	3,366	303,190
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,462	137,881
Kao Corp. (Japan)	6,500	346,593
Kose Corp. (Japan)	1,300	126,383
L’Oreal SA (France)	1,909	341,495
Shiseido Co. Ltd. (Japan)	5,400	120,301
Unilever NV (United Kingdom), CVA	12,493	561,671
Unilever PLC (United Kingdom)	2,651	119,540

		2,057,054

Pharmaceuticals — 1.7%
Allergan PLC*	20,918	5,606,652
Astellas Pharma, Inc. (Japan)	14,200	188,711
AstraZeneca PLC (United Kingdom)	133,560	7,456,874
Bayer AG (Germany)	6,805	797,414
Bristol-Myers Squibb Co.	16,106	1,028,852
Daiichi Sankyo Co. Ltd. (Japan)	5,700	126,512
Eisai Co. Ltd. (Japan)	1,800	108,219
Eli Lilly & Co.	4,521	325,557
Endo International PLC*	1,834	51,627
GlaxoSmithKline PLC (United Kingdom)	11,299	228,728
Jazz Pharmaceuticals PLC*	806	105,223
Johnson & Johnson	16,955	1,834,531

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Mallinckrodt PLC*	1,516	$92,900
Merck & Co., Inc.	16,857	891,904
Mylan NV (Netherlands)*(a)	2,068	95,852
Novartis AG (Switzerland)	17,523	1,267,823
Novo Nordisk A/S (Denmark) (Class B Stock)	48,546	2,628,940
Ono Pharmaceutical Co. Ltd. (Japan)	3,000	126,908
Perrigo Co. PLC(a)	748	95,692
Pfizer, Inc.	101,031	2,994,559
Roche Holding AG (Switzerland)	5,301	1,301,609
Sanofi (France)	7,200	578,851
Shionogi & Co. Ltd. (Japan)	2,600	122,203
Shire PLC (Ireland)	46,165	2,633,002
Takeda Pharmaceutical Co. Ltd. (Japan)	6,100	278,102
Teva Pharmaceutical Industries Ltd. (Israel), ADR	92,030	4,924,525
Zoetis, Inc.	2,378	105,417

		35,997,187

Professional Services — 0.1%
Adecco SA (Switzerland)	2,503	162,823
Equifax, Inc.	1,056	120,690
IHS, Inc. (Class A Stock)*	952	118,200
Nielsen Holdings PLC(a)	2,423	127,595
Recruit Holdings Co. Ltd. (Japan)	4,700	143,306
SGS SA (Switzerland)	144	304,067
Verisk Analytics, Inc.*	1,447	115,644

		1,092,325

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.	1,246	113,249
American Tower Corp.	2,639	270,154
Ascendas Real Estate Investment Trust (Singapore)	69,900	123,974
AvalonBay Communities, Inc.	753	143,221
Boston Properties, Inc.	1,608	204,345
Camden Property Trust	1,498	125,967
CapitaLand Mall Trust (Singapore)	82,100	127,235
Digital Realty Trust, Inc.	1,582	139,991
Equinix, Inc.	385	127,323
Equity Residential	2,039	152,986
Essex Property Trust, Inc.	475	111,084
Extra Space Storage, Inc.	1,284	120,003
Federal Realty Investment Trust	765	119,378
General Growth Properties, Inc.	4,235	125,907
Goodman Group (Australia)	24,116	123,335
HCP, Inc.(a)	3,081	100,379
Kilroy Realty Corp.	1,749	108,211
Klepierre (France)	2,494	119,133
Link REIT (The) (Hong Kong)	18,500	109,902
Macerich Co. (The)	1,415	112,125
Prologis, Inc.	3,346	147,826
Public Storage	908	250,454
Realty Income Corp.(a)	2,236	139,772
Scentre Group (Australia)	68,215	232,204
Simon Property Group, Inc.	1,831	380,280
SL Green Realty Corp.	1,595	154,524
Stockland (Australia)	36,232	118,536
UDR, Inc.	3,050	117,517
Unibail-Rodamco SE (France)	444	121,770
Ventas, Inc.	2,050	129,068

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	2,096	$197,925
Welltower, Inc.	1,728	119,820
Westfield Corp. (Australia)	27,736	212,366
Weyerhaeuser Co.	3,710	114,936

		5,114,900

Real Estate Management & Development — 0.1%
CapitaLand Ltd. (Singapore)	48,500	110,304
CBRE Group, Inc. (Class A Stock)*	3,139	90,466
Cheung Kong Property Holdings Ltd. (Hong Kong)	17,000	109,553
Daito Trust Construction Co. Ltd. (Japan)	1,000	141,836
Daiwa House Industry Co. Ltd. (Japan)	5,900	165,839
Deutsche Wohnen AG (Germany)	4,134	128,297
Global Logistic Properties Ltd. (Singapore)	77,500	110,535
Henderson Land Development Co. Ltd. (Hong Kong)	18,000	110,686
Hongkong Land Holdings Ltd. (Hong Kong)	52,200	312,417
Mitsubishi Estate Co. Ltd. (Japan)	14,000	259,840
Mitsui Fudosan Co. Ltd. (Japan)	10,000	249,077
Sumitomo Realty & Development Co. Ltd. (Japan)	5,000	146,156
Sun Hung Kai Properties Ltd. (Hong Kong)	13,000	159,075
Vonovia SE (Germany)	4,614	165,647
Wharf Holdings Ltd. (The) (Hong Kong)	21,000	115,027

		2,374,755

Road & Rail — 0.3%
Central Japan Railway Co. (Japan)	1,500	265,277
CSX Corp.	4,248	109,386
East Japan Railway Co. (Japan)	3,800	327,786
Kansas City Southern	1,515	129,457
Norfolk Southern Corp.	8,816	733,932
Union Pacific Corp.	68,862	5,477,972
West Japan Railway Co. (Japan)	2,200	135,844

		7,179,654

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	1,975	116,900
ASML Holding NV (Netherlands)	35,864	3,609,161
Broadcom Ltd. (Singapore)	829	128,081
Infineon Technologies AG (Germany)	7,583	107,515
Intel Corp.	58,058	1,878,176
Lam Research Corp.(a)	8,200	677,320
Microchip Technology, Inc.(a)	2,424	116,837
Micron Technology, Inc.*	11,176	117,013
NVIDIA Corp.	19,027	677,932
QUALCOMM, Inc.	2,883	147,437
Skyworks Solutions, Inc.(a)	1,436	111,864
STMicroelectronics NV (Netherlands)	16,635	92,595
Sumco Corp. (Japan)	64,800	406,855
Texas Instruments, Inc.	3,275	188,051
Tokyo Electron Ltd. (Japan)	1,800	117,233

		8,492,970

Software — 0.5%
Activision Blizzard, Inc.	68,271	2,310,291
Adobe Systems, Inc.*	1,369	128,412
Autodesk, Inc.*	1,828	106,591
Citrix Systems, Inc.*	1,425	111,977
Dassault Systemes (France)	1,382	109,498
Electronic Arts, Inc.*	1,544	102,074

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Intuit, Inc.	1,140	$118,571
Microsoft Corp.	101,526	5,607,281
Nintendo Co. Ltd. (Japan)	1,300	184,793
Oracle Corp.	20,335	831,905
Red Hat, Inc.*	1,431	106,624
salesforce.com, Inc.*	2,364	174,534
SAP SE (Germany)	9,950	800,662
ServiceNow, Inc.*	1,305	79,840
Trend Micro, Inc. (Japan)	2,600	95,160

		10,868,213

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	715	114,643
AutoZone, Inc.*	6,842	5,450,953
Best Buy Co., Inc.	3,717	120,579
CarMax, Inc.*(a)	1,903	97,243
Fast Retailing Co. Ltd. (Japan)	800	255,619
GNC Holdings, Inc. (Class A Stock)	12,800	406,400
Hennes & Mauritz AB (Sweden) (Class B Stock)	13,171	438,386
Home Depot, Inc. (The)	28,411	3,790,879
Industria de Diseno Textil SA (Spain)	13,998	469,209
Kingfisher PLC (United Kingdom)	250,974	1,353,647
L Brands, Inc.	1,152	101,157
Lowe’s Cos., Inc.	43,370	3,285,278
O’Reilly Automotive, Inc.*	429	117,400
Ross Stores, Inc.	21,883	1,267,025
Signet Jewelers Ltd. (United Kingdom)	955	118,449
Tiffany & Co.(a)	1,502	110,217
TJX Cos., Inc. (The)	2,069	162,106
Tractor Supply Co.	1,281	115,879
Ulta Salon Cosmetics & Fragrance, Inc.*	602	116,631

		17,891,700

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	100,750	10,980,742
Canon, Inc. (Japan)	10,500	313,141
EMC Corp.	57,146	1,522,941
FUJIFILM Holdings Corp. (Japan)	3,700	146,251
Hewlett Packard Enterprise Co.	7,670	135,989
HP, Inc.	9,146	112,679
NEC Corp. (Japan)	35,000	87,989
SanDisk Corp.	1,476	112,294
Seagate Technology PLC(a)	3,260	112,307
Western Digital Corp.(a)	86,733	4,097,267

		17,621,600

Textiles, Apparel & Luxury Goods — 0.1%
Adidas AG (Germany)	2,754	321,560
Christian Dior SE (France)	639	115,707
Cie Financiere Richemont SA (Switzerland)	6,434	424,969
Fossil Group, Inc.*	5,000	222,100
Kering (France)	655	116,946
Luxottica Group SpA (Italy)	3,146	173,307
LVMH Moet Hennessy Louis Vuitton SE (France)	2,267	387,378
Moncler SpA (Italy)	7,900	133,270
NIKE, Inc. (Class B Stock)	7,106	436,806
Pandora A/S (Denmark)	1,271	166,168
Swatch Group AG (The) (Switzerland)	431	148,699
Under Armour, Inc. (Class A Stock)*(a)	1,370	116,217

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	1,780	$115,273

		2,878,400

Tobacco — 0.7%
Altria Group, Inc.	56,073	3,513,534
British American Tobacco PLC (United Kingdom)	5,787	338,399
Imperial Brands PLC (United Kingdom)	168,090	9,306,653
Japan Tobacco, Inc. (Japan)	10,800	449,525
Philip Morris International, Inc.	7,331	719,244
Reynolds American, Inc.	2,478	124,668

		14,452,023

Trading Companies & Distributors
ITOCHU Corp. (Japan)	13,400	164,670
Mitsubishi Corp. (Japan)	14,500	245,361
Mitsui & Co. Ltd. (Japan)(a)	18,200	209,272
Sumitomo Corp. (Japan)	12,000	119,075
W.W. Grainger, Inc.	574	133,989

		872,367

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	12,146	199,431
Aena SA (Spain), 144A*	959	123,652
Atlantia SpA (Italy)	7,081	196,195
Sydney Airport (Australia)	24,787	126,972
Transurban Group (Australia)	30,455	264,545

		910,795

Water Utilities
American Water Works Co., Inc.(a)	1,953	134,620

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	18,300	488,258
NTT DoCoMo, Inc. (Japan)	17,100	388,707
SoftBank Group Corp. (Japan)	10,800	516,565
T-Mobile US, Inc.*(a)	13,026	498,896
Vodafone Group PLC (United Kingdom)	672,598	2,137,280

		4,029,706

TOTAL COMMON STOCKS (cost $430,643,945)		442,958,475

EXCHANGE TRADED FUNDS — 7.6%
Consumer Staples Select Sector SPDR Fund(a)	242,248	12,851,256
Energy Select Sector SPDR Fund	256,398	15,876,164
Financial Select Sector SPDR Fund(a)	1,090,748	24,552,738
Health Care Select Sector SPDR Fund(a)	305,289	20,692,488
iShares 0-5 Year TIPS Bond ETF*	1	101
iShares 10-20 Year Treasury Bond ETF	1	142
iShares 3-7 Year Treasury Bond ETF	1	126
iShares 7-10 Year Treasury Bond ETF	1	110
iShares Agency Bond ETF	1	115
iShares Barclays 1-3 Year Treasury Bond Fund	1	85
iShares Barclays 20+ Year Treasury Bond Fund(a)	54,129	7,069,789
iShares Barclays TIPS Bond Fund	1	115
iShares Core U.S. Treasury Bond ETF	1	26
iShares iBoxx $ High Yield Corporate Bond Fund(a)	54,802	4,476,775
iShares MSCI Eurozone ETF(a)	1,935,397	66,558,303

		Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares MSCI Hong Kong ETF(a)		272,576	$5,388,828
iShares Short Treasury Bond ETF		1	110
SPDR S&P Oil & Gas Exploration & Production ETF(a)		33,200	1,007,620
Utilities Select Sector SPDR Fund(a)		106,439	5,281,503

TOTAL EXCHANGE TRADED FUNDS (cost $191,941,591)			163,756,394

PREFERRED STOCKS — 0.4%
Automobiles
Volkswagen AG (Germany) (PRFC),		1,251	158,786

Consumer Finance — 0.2%
Ally Financial, Inc., 1.750%		228,315	4,274,047
Ally Financial, Inc., Series A, 8.500%		3,465	88,219

			4,362,266

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.125%		64,707	1,585,969

Financial Services
RBS Capital Funding Trust VII, Series G, 6.080%		14,930	360,112

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada)*^		3,087	2,287,054

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC),		2,432	267,539

Metals & Mining
Concrete Investments II SCA (Luxembourg)*^		2,494	297,912

TOTAL PREFERRED STOCKS (cost $11,602,844)			9,319,638

		Units
RIGHTS*
Insurance
Delta Lloyd NV (Netherlands) (cost $0)		—	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Collateralized Loan Obligations — 0.2%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class C, 144A
3.824%(c)	01/20/26	250	$217,644
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
4.071%(c)	07/28/26	250	218,582
Atlas Senior. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.620%(c)	07/16/26	250	237,487
Series 2014-1A, Class D, 144A
4.070%(c)	07/16/26	250	215,829
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
4.124%(c)	07/20/26	500	401,295
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
4.168%(c)	05/20/26	250	225,361

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.421%(c)	07/22/26	250	$236,899
LCM X LP (Cayman Islands),
Series 10A, Class ER, 144A
5.821%(c)	04/15/22	1,000	886,036
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8A, Class CR, 144A
3.095%(c)	04/22/22	250	242,958
Series 2012-8A, Class DR, 144A
4.145%(c)	04/22/22	250	235,162
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
4.224%(c)	07/20/26	250	222,054
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class ER, 144A
6.121%(c)	05/05/23	250	221,419

			3,560,726

Non-Residential Mortgage-Backed Securities — 2.1%
Access Group, Inc.,
Series 2004-A, Class A2
0.879%(c)	04/25/29	739	730,123
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A, 144A
0.990%	08/10/18	22	21,760
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class D
3.030%	07/09/18	900	907,381
Series 2012-4, Class D
2.680%	10/09/18	1,200	1,206,034
Series 2013-1, Class D
2.090%	02/08/19	1,800	1,801,145
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,099,723
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	68	68,231
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	749,676
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,971,849
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.809%(c)	04/25/24	1,400	1,390,304
Conn’s Receivables Funding,
Series 2016-A, Class A, 144A
4.680%	04/16/18	2,200	2,201,086
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	755,087
Drive Auto Receivables Trust,
Series 2015-DA, Class A3, 144A
1.590%	12/17/18	600	600,027
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	4	3,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-1A, Class B, 144A
2.410%	05/15/18	175	$175,049
Series 2014-1A, Class A, 144A
1.290%	05/15/18	94	94,171
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	6	5,816
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	104	103,234
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	862,175
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4
0.940%(c)	09/27/35	879	850,070
NRZ Advance Receivables Trust/Advance Receivables-Backed Trust,
Series 2015-T1, Class AT1, 144A
2.315%	08/15/46	500	499,382
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A
4.320%	07/18/25(g)	100	92,756
Series 2015-2A, Class D, 144A
5.640%	07/18/25(g)	100	92,209
Santander Drive Auto Receivables Trust,
Series 2012-2, Class D
3.870%	02/15/18	277	279,019
Series 2012-3, Class D
3.640%	05/15/18	540	545,739
Series 2012-4, Class C
2.940%	12/15/17	715	716,678
Series 2012-4, Class D
3.500%	06/15/18	1,360	1,373,969
Series 2012-AA, Class C, 144A
1.780%	11/15/18	1,506	1,508,353
Series 2012-AA, Class D, 144A
2.460%	12/17/18	600	602,723
Series 2013-2, Class C
1.950%	03/15/19	1,000	1,002,761
Series 2013-3, Class C
1.810%	04/15/19	450	451,005
Series 2013-3, Class D
2.420%	04/15/19	2,300	2,300,167
Series 2013-4, Class C
3.250%	01/15/20	600	606,900
Series 2013-A, Class B, 144A
1.890%	10/15/19	239	238,843
Series 2013-A, Class C, 144A
3.120%	10/15/19	900	911,420
Series 2014-1, Class B
1.590%	10/15/18	525	525,590
Series 2014-1, Class C
2.360%	04/15/20	780	782,513
Series 2014-1, Class D
2.910%	04/15/20	1,000	1,000,346
Series 2014-2, Class C
2.330%	11/15/19	430	432,023
Series 2014-5, Class C
2.460%	06/15/20	1,950	1,961,909

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-2, Class C
2.440%	04/15/21	475	$474,283
Series 2015-3, Class C
2.740%	01/15/21	500	500,070
SLC Private Student Loan Trust,
Series 2010-B, Class A2, 144A
3.936%(c)	07/15/42	1,638	1,665,408
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
1.074%(c)	09/15/20	898	890,057
Series 2003-B, Class A2
1.034%(c)	03/15/22	859	845,201
Series 2003-C, Class A2
1.024%(c)	09/15/20	190	186,807
Series 2004-B, Class A2
0.834%(c)	06/15/21	468	464,800
Series 2005-B, Class A2
0.814%(c)	03/15/23	509	502,360
Series 2006-A, Class A4
0.824%(c)	12/15/23	1,842	1,815,783
Series 2006-B, Class A4
0.814%(c)	03/15/24	1,149	1,135,924
Series 2006-C, Class A4
0.804%(c)	03/15/23	1,767	1,738,837
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.450%(c)	05/16/44	440	449,928
Series 2012-A, Class A1, 144A
1.836%(c)	08/15/25	438	438,095
Series 2012-D, Class A1, 144A
1.486%(c)	06/15/23	93	92,608
Series 2012-D, Class A2, 144A
2.950%	02/15/46	1,000	1,007,769
Series 2012-E, Class A1, 144A
1.186%(c)	10/16/23	333	332,166
Series 2013-A, Class A1, 144A
1.036%(c)	08/15/22	482	480,565
Series 2013-B, Class A1, 144A
1.086%(c)	07/15/22	645	641,240
SLM Student Loan Trust,
Series 2012-5, Class A2
0.736%(c)	06/25/19	534	528,654
Series 2013-C, Class A1, 144A
1.286%(c)	02/15/22	340	339,466
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	157	155,630

			46,206,794

Residential Mortgage-Backed Securities — 0.2%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.766%(c)	12/25/35	85	84,688
Countrywide Asset-Backed Certificates Trust,
Series 2004-12, Class MV3
1.426%(c)	03/25/35	617	610,033
Series 2004-15, Class MV2
0.976%(c)	05/25/35	13	13,328
Series 2004-6, Class 2A5

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.216%(c)	11/25/34	204	$197,197
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
1.081%(c)	05/25/35	102	101,496
Home Equity Asset Trust,
Series 2005-5, Class M1
1.156%(c)	11/25/35	447	446,475
Park Place Securities, Inc./Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.381%(c)	02/25/35	200	199,340
Series 2005-WCW3, Class A2C
0.816%(c)	08/25/35	36	35,897
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
1.142%(c)	12/10/18	2,180	2,165,953

			3,854,407

TOTAL ASSET-BACKED SECURITIES (cost $54,020,917)			53,621,927

BANK LOANS(c) — 1.1%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	423	367,500

Air Freight & Logistics — 0.1%
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	228	188,302
Ceva Intercompany B.V.,
Dutch Term Loan B.V.
6.500%	03/19/21	236	194,602
Ceva Logistics Canada,
Canadian Term Loan
6.500%	03/19/21	41	33,552
Ceva Logistics U.S. Holdings, Inc.,
U.S. Term Loan
6.500%	03/12/21	325	268,416

			684,872

Airlines
Northwest Airlines, Inc.,
Participation Loan B757-200^
2.128%	09/10/18	67	64,667
2.128%	03/10/17	66	63,858
Participation Loan B757-300^
2.128%	09/10/18	67	65,071
2.748%	03/10/17	87	86,020

			279,616

Auto Related
Kar Auction Services, Inc.,
Tranche Term Loan B-3
4.250%	03/01/23	209	209,000

Biotechnology
DPX Holdings B.V.,
2015 Incremental Dollar Term Loan
4.250%	03/11/21	272	261,328

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals
MacDermid, Inc.,
Tranche Term Loan B-3
5.500%	06/07/20	204	$196,549

Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	406	390,928
Hertz Corp. (The),
Tranche Term Loan B-2
3.000%	03/11/18	544	540,480
Jaguar Holding Co.,
Initial Term Loan
4.250%	08/05/22	642	635,333

			1,566,741

Diversified Consumer Services
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/15/21	556	540,515

Diversified Telecommunication Services — 0.1%
Lightsquared LLC,
Term Loan
9.750%	12/07/20	1,370	1,212,558

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	12/19/16	321	320,313

Foods
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	577	573,437

Health Care Providers & Services — 0.1%
Ortho-Clinical Diagnostics Holdings Sarl,
Initial Term Loan
4.750%	06/30/21	744	683,036
Surgery Center Holdings, Inc.,
Initial Term Loan (First Lien)
5.250%	11/03/20	147	145,463

			828,499

Healthcare – Products
Immucor, Inc.,
Term Loan B-2
5.000%	08/19/18	314	302,210

Healthcare Equipment & Supplies
CNT Holdings III,
Term Loan (First Lien)
4.250%	01/20/23	234	233,902

Healthcare Services
Capsugel Holdings US, Inc.,
New Dollar Term Loan
4.000%	08/01/18	349	347,758

Healthcare-Products
Alere, Inc.,
Term Loan B
4.250%	06/18/22	125	123,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare-Products (cont’d.)
DJO Finance LLC,
Initial Term Loan
4.250%	06/30/20	271	$264,574
Sterigenics-Nordion Holdings LLC,
Initial Term Loan
4.250%	05/15/22	104	102,647

			491,131

Healthcare-Services
Envision Healthcare Corp.,
Tranche Term Loan B-2
4.500%	10/28/22	220	220,447

Hotels, Restaurants & Leisure — 0.1%
Amaya Holdings BV,
Initial Term Loan B (First Lien)
5.000%	08/01/21	660	605,176
Initial Term Loan B (Second Lien)
8.000%	08/01/22	158	153,266

			758,442

Insurance
AssuredPartners, Inc.,
Term Loan (First Lien)
5.750%	10/14/22	215	214,383

Internet
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	06/01/22	93	91,214

Internet Software & Services
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649	643,951

Lodging — 0.1%
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	2,049	1,887,327
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	253	252,354

			2,139,681

Media — 0.1%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	251	246,340
Term Loan (Second Lien)
7.500%	07/25/22	577	518,407
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/31/20	878	872,638
iHeartCommunications, Inc.,
Tranche Term Loan D
7.185%	01/22/19	1,399	955,599
Univision Communications, Inc.,
2013 Incremental Term Loan C-3
4.000%	03/01/20	5	4,930
Replacement Term Loan (First Lien) C-4
4.000%	03/01/20	78	77,097

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
			$2,675,011

Metals — 0.1%
Fortescue Metals Group Ltd,
Term Loan
4.250%	06/30/19	882	743,355

Miscellaneous Manufacturing
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	633	595,941

Oil & Gas Exploration & Production
MEG Energy Corp.,
New Term Loan
3.750%	03/31/20	111	88,861

Oil, Gas & Consumable Fuels
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	424	423,496

Packaging & Containers
Novelis, Inc.,
Initial Term Loan
4.000%	05/18/22	228	221,547
Reynolds Group Holdings, Inc.,
Term Loan
4.500%	12/01/18	284	283,844

			505,391

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B (Series C-2)
4.750%	12/11/19	93	87,228
Tranche Term Loan B (Series E-1)
4.750%	08/05/20	355	333,170
Tranche Term Loan B (Series F-1)
5.000%	03/11/22	296	278,577

			698,975

Real Estate
Realogy Group LLC,
Extended Synthetic Commitment
4.400%	10/10/16	14	13,357
Vizient, Inc.,
Initial Term Loan
6.250%	02/15/23	282	283,175

			296,532

Semiconductors
NXP B.V. (NXP Funding LLC),
Tranche Loan B
3.750%	11/15/20	602	603,559

Semiconductors & Semiconductor Equipment
Microsemi Corp.,
Closing Date Term Loan B
5.250%	12/17/22	117	117,144
On Semiconductor Corp.,
Closing Date Term Loan
5.250%	03/15/23	332	332,332

			449,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software — 0.2%
Avago, Inc.,
Dollar Term Loan B-1
4.250%	11/11/22	1,323	$1,315,467
Epicor Software Corp.,
Term Loan B
4.750%	06/15/22	180	170,133
First Data Corp.,
2018 Second New Term Loan B
3.939%	09/24/18	75	74,750
2021 Extended Dollar Term Loan
4.439%	03/24/18	874	871,305
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	613	594,153
Informatica Corp.,
Dollar Term Loan
4.250%	08/05/22	555	543,551
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	02/25/23	520	518,514

			4,087,873

Telecommunications
Commscope, Inc.,
Tranche Term Loan 5 (2015)
3.828%	12/29/22	137	136,366
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
3.750%	06/30/19	218	203,097

			339,463

Transportation
Air Medical Group Holdings, Inc.,
Initial Term Loan
4.250%	04/15/22	268	260,857

TOTAL BANK LOANS (cost $24,987,898)			24,252,837

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A4
5.356%	10/10/45	624	626,821
Series 2007-1, Class A4
5.451%	01/15/49	1,749	1,786,783
Series 2007-3, Class A4
5.543%(c)	06/10/49	402	411,521
Series 2007-3, Class AMF
5.317%	06/10/49	1,300	1,333,873
Series 2007-4, Class A4
5.741%(c)	02/10/51	432	447,547
Series 2007-5, Class A4
5.492%	02/10/51	887	916,875
Series 2006-4, Class A4
5.634%	07/10/46	391	391,681
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(c)	06/11/50	800	828,738

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.705%(c)	12/10/49	2,100	$2,164,828
Series 2008-C7, Class A4
6.137%(c)	12/10/49	596	623,224
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	1,382	1,385,669
Series 2007-CD4, Class A4
5.322%	12/11/49	1,693	1,725,722
Commercial Mortgage Trust,
Series 2006-C7, Class AM
5.869%(c)	06/10/46	470	470,968
Series 2012-LC4, Class A4
3.288%	12/10/44	200	211,528
Series 2013-LC6, Class AM
3.282%	01/10/46	190	195,090
Series 2014-CR17, Class A5
3.977%	05/10/47	360	393,347
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	372,225
Series 2015-C2, Class A4
3.504%	06/15/57	200	210,118
Series LS1, Class A1A
6.097%(c)	12/10/49	1,997	2,100,608
Series 2008-LS1, Class A4B
6.097%(c)	12/10/49	203	211,730
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class AM
6.143%(c)	06/15/38	1,880	1,884,432
Series 2006-C5, Class A3
5.311%	12/15/39	279	280,469
Series 2006-C5, Class AM
5.343%	12/15/39	2,000	2,024,013
Series 2007-C1, Class A3
5.383%	02/15/40	2,368	2,401,711
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	290,119
Series 2007-C2, Class AM
5.587%(c)	01/15/49	321	328,527
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,776,448
Series K038, Class A2
3.389%	03/25/24	700	760,599
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	171,585
Series 2013-GC16, Class A3
4.244%	11/10/46	250	277,734
Series 2007-GG10, Class A4
5.794%(c)	08/10/45	1,055	1,087,121
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	276,208
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	142,790
Series 2013-C15, Class B

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.927%	11/15/45	270	$296,618
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16, Class A4
5.552%	05/12/45	155	155,767
Series 2006-CB17, Class A4
5.429%	12/12/43	1,614	1,631,419
Series 2006-LDP8, Class A1A
5.397%	05/15/45	122	122,637
Series 2006-LDP8, Class A4
5.399%	05/15/45	217	217,506
Series 2006-LDP9, Class A3
5.336%	05/15/47	1,661	1,685,941
Series 2006-LPD7, Class AM
5.935%(c)	04/15/45	800	801,099
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,060	1,101,651
Series 2011-C5, Class A3
4.171%	08/15/46	190	208,792
Series 2012-CBX, Class AS
4.271%	06/15/45	170	185,363
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.900%(c)	07/15/44	361	372,234
Series 2007-C3, Class AM
5.900%(c)	07/15/44	390	403,162
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class AM
5.378%	11/15/38	170	172,353
Series 2007-C1, Class A4
5.424%	02/15/40	559	568,918
Series 2007-C2, Class A3
5.430%	02/15/40	1,395	1,424,678
Series 2007-C7, Class A3
5.866%(c)	09/15/45	423	444,354
Series 2007-C7, Class AM
6.153%(c)	09/15/45	350	360,971
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class A4
5.742%(c)	08/12/43	151	151,507
Series 2006-C2, Class AM
5.782%(c)	08/12/43	2,325	2,336,532
Series 2008-C1, Class A4
5.690%	02/12/51	352	368,831
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4
5.947%(c)	06/12/46	32	31,658
Series 2007-7, Class A4
5.741%(c)	06/12/50	1,624	1,677,143
Series 2007-8, Class A3
5.864%(c)	08/12/49	2,293	2,376,191
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.081%(c)	07/15/46	500	549,556
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	164,333
Morgan Stanley Capital I Trust,
Series 2006-T23, Class AJ
5.891%(c)	08/12/41	100	99,607

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-HQ11, Class A1A
5.422%(c)	02/12/44	575	$587,319
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	152,465
Series 2007-IQ15, Class A4
5.917%(c)	06/11/49	1,664	1,726,097
Series 2007-IQ16, Class A4
5.809%	12/12/49	531	553,322
Series 2007-T25, Class A3
5.514%(c)	11/12/49	499	505,970
Series 2007-T27, Class A4
5.645%(c)	06/11/42	975	1,013,772
Series 2007-T27, Class AM
5.645%(c)	06/11/42	430	445,698
Series 2012-C4, Class A4
3.244%	03/15/45	330	346,025
Series 2015-MS1, Class A4
3.779%	05/15/48	450	482,188
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.794%(c)	08/12/45	665	680,685
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	332,479
Series 2013-C6, Class A4
3.244%	04/10/46	650	676,737
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	320	319,674
Series 2006-C28, Class A4
5.572%	10/15/48	420	423,000
Series 2006-C28, Class AM
5.603%(c)	10/15/48	1,630	1,650,698
Series 2007-C34, Class A3
5.678%	05/15/46	625	643,118
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class AS
3.872%	05/15/48	125	128,085
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class A3
2.875%	12/15/45	595	611,868
Series 2012-C10, Class AS
3.241%	12/15/45	390	400,773
Series 2012-C8, Class AS
3.660%	08/15/45	340	357,614
Series 2013-C15, Class A4
4.153%(c)	08/15/46	450	497,254

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $60,691,587)			58,954,314

CONVERTIBLE BONDS — 0.1%
Oil & Gas — 0.1%
Whiting Petroleum Corp.,
Gtd. Notes, 144A
1.250%	04/01/20	1,553	903,652

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20	100	$110,878

TOTAL CONVERTIBLE BONDS (cost $1,494,480)			1,014,530

CORPORATE BONDS — 23.1%
Advertising — 0.2%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22(a)	689	639,047
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	559	577,167
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	25	26,070
Gtd. Notes, 144A
5.750%	02/01/26	305	320,250
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	553	564,751
6.750%	04/01/20	120	124,050
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	1,100	1,126,792
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	400	410,000
5.625%	02/15/24	236	245,735
5.875%	03/15/25	25	26,063

			4,059,925

Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20(a)	595	470,050
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	260	259,529
2.700%	04/27/20	70	70,198
4.854%	04/27/35	80	83,153
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	156	155,220
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17	95	94,674
3.950%	11/15/16	100	101,304
4.750%	07/15/20	500	523,246
4.950%	02/15/21	966	1,014,204
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	11/23/18	250	252,855
2.500%	11/23/20	460	471,160
3.800%	03/01/45	180	174,929
4.070%	12/15/42	408	412,253

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19		147	$159,495
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.984%(c)	12/15/16		1,500	1,500,558
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		324	324,972
6.000%	07/15/22		2,091	2,083,159
6.500%	07/15/24		756	750,103

				8,901,062

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44(a)		1,200	1,466,173
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19		575	584,410
4.125%	03/04/43		500	517,603
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		330	336,589
3.250%	06/12/20(a)		73	76,340
4.000%	06/12/22		170	184,740
4.450%	06/12/25		255	280,562
4.850%	09/15/23		750	847,268
5.850%	08/15/45		585	714,379
6.150%	09/15/43		100	123,020
6.875%	05/01/20		500	589,179

				5,720,263

Airlines — 0.1%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,258	1,283,468
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		950	998,687
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		565	565,226
8.500%	10/23/16		175	175,809

				3,023,190

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)		466	470,660
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		150	154,125

				624,785

Auto Manufacturers — 0.3%
Fiat Chrysler Finance Europe (United Kingdom),
Gtd. Notes, GMTN
4.750%	07/15/22	EUR	100	122,171
6.625%	03/15/18	EUR	100	123,647

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		400	$400,268
1.724%	12/06/17		800	794,102
3.000%	06/12/17		400	405,281
3.336%	03/18/21(a)		685	704,895
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	93,486
5.200%	04/01/45(a)		300	282,022
6.250%	10/02/43		100	106,804
6.750%	04/01/46(a)		250	284,192
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19(a)		1,245	1,259,889
3.450%	04/10/22		775	760,949
4.200%	03/01/21		800	826,302
5.250%	03/01/26(a)		635	664,163

				6,828,171

Auto Parts & Equipment — 0.2%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21		130	133,900
Dakar Finance SA (France),
Sr. Unsec’d. Notes, RegS, PIK
9.000%	11/15/20	EUR	100	111,032
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, RegS
9.000%	07/15/20	EUR	100	120,162
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		710	747,275
7.000%	05/15/22		25	26,813
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		250	254,375
4.750%	05/15/23		245	246,225
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.250%	11/15/19		237	247,961
6.750%	11/15/22(a)		721	784,087
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21	EUR	125	152,556
6.875%	08/15/18	EUR	275	324,079
UCI International, Inc.,
Gtd. Notes(i)
8.625%	02/15/19		1,400	269,500
ZF North America Capital, Inc. (Germany),
Gtd. Notes
2.750%	04/27/23	EUR	100	114,075

				3,532,040

Banks — 2.9%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%(c)	11/26/25	EUR	100	109,239

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49	EUR	200	$210,171
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, RegS
4.750%	01/15/18	EUR	400	106,963
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17	EUR	300	80,222
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	200	186,047
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)		310	292,950
6.100%(c)	12/29/49		303	298,455
6.250%(c)	09/29/49		1,430	1,401,400
6.300%(c)	12/29/49		235	242,050
6.500%(c)	10/29/49(a)		704	726,669
Sr. Unsec’d. Notes
2.650%	04/01/19(a)		1,275	1,297,380
5.875%	01/05/21		300	343,039
Sub. Notes
6.110%	01/29/37		150	172,481
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18		1,110	1,108,668
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49		150	136,875
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18		500	507,513
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18		900	902,082
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	200	218,281
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	03/16/18		900	883,988
2.750%	11/08/19		635	630,688
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		1,100	1,101,265
2.400%	12/12/18		1,000	1,016,387
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	193,500
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17		1,000	995,743
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23		623	626,115
5.250%	03/15/18		80	82,760
6.000%	04/01/36		450	423,000
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		521	538,975
6.625%	04/01/18		174	182,917

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		700	$676,375
5.950%(c)	12/29/49		1,185	1,139,435
6.125%(c)	12/29/49(a)		320	320,790
Sr. Unsec’d. Notes
2.500%	07/29/19(a)		1,100	1,114,784
4.500%	01/14/22		500	547,381
Commerzbank AG (Germany),
Sub. Notes, EMTN
7.750%	03/16/21	EUR	100	137,709
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		250	257,400
Gtd. Notes
3.875%	02/08/22		600	639,977
Jr. Sub. Notes
5.500%(c)	01/22/49	EUR	200	219,146
Sr. Unsec’d. Notes
2.250%	01/14/19		500	507,655
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		400	405,570
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	547,697
3.750%	03/26/25(a)		500	477,652
3.800%	09/15/22(a)		790	786,267
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		900	901,599
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		500	497,403
2.600%	11/13/18		490	491,229
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17		1,966	1,971,387
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49		1,067	1,042,993
Sr. Unsec’d. Notes
2.550%	10/23/19		755	766,424
2.625%	01/31/19(a)		400	407,908
2.875%	02/25/21(a)		875	890,384
2.900%	07/19/18		600	614,011
3.625%	01/22/23(a)		200	206,285
5.750%	01/24/22		600	692,232
6.250%	02/01/41(a)		800	994,670
Sub. Notes
6.750%	10/01/37		450	537,496
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21		1,050	1,071,518
4.300%	03/08/26(a)		1,065	1,101,012
Sub. Notes
4.250%	08/18/25		1,000	987,871
6.500%	09/15/37		150	176,176

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSH Nordbank AG (Germany),
Sub. Notes, EMTN
0.621%(c)	02/14/17	EUR	202	$208,997
Ibercaja Banco SA (Spain),
Sub. Notes
5.000%(c)	07/28/25	EUR	100	105,374
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(c)	12/29/49	EUR	400	433,085
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49(a)		1,020	974,100
5.150%(c)	12/29/49(a)		375	360,075
5.300%(c)	12/29/49(a)		574	575,435
7.900%(c)	04/29/49(a)		300	300,000
Sr. Unsec’d. Notes
1.625%	05/15/18(a)		1,200	1,202,462
2.250%	01/23/20		1,000	1,007,910
2.550%	03/01/21		1,100	1,109,753
3.200%	01/25/23		200	205,162
3.250%	09/23/22(a)		400	417,173
4.350%	08/15/21		400	437,084
5.600%	07/15/41		300	368,374
Sub. Notes
3.375%	05/01/23		500	502,070
3.875%	09/10/24		700	717,886
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.750%	05/14/18		1,125	1,122,408
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21(a)		800	815,073
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49(a)		779	736,155
Sr. Unsec’d. Notes
2.800%	06/16/20(a)		995	1,013,121
4.750%	03/22/17		200	206,563
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19(a)		1,275	1,293,859
4.000%	07/23/25		365	381,657
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18		275	277,024
5.625%	09/23/19		400	445,107
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,340,617
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17(a)		1,600	1,598,416
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	12/29/49	GBP	200	263,551
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
2.450%	03/30/21		1,600	1,614,746
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
1.500%	03/13/17(a)		1,563	1,569,547

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes
6.875%(c)	12/29/49		200	$200,478
UniCredit SpA (Italy),
Sub. Notes, EMTN
6.950%	10/31/22	EUR	100	127,928
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		1,415	1,510,937
5.900%(c)	12/29/49		385	390,174
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21(a)		1,500	1,554,930
Sub. Notes, GMTN
4.900%	11/17/45		145	155,635
Sub. Notes, MTN
4.100%	06/03/26		280	293,873
4.650%	11/04/44		275	282,688

				62,263,686

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		770	791,242
3.300%	02/01/23(a)		900	935,661
4.700%	02/01/36		300	324,211
4.900%	02/01/46(a)		1,145	1,279,608
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42(a)		200	190,012
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		84	85,890
6.000%	05/01/22		150	168,750
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	624,995
3.600%	08/13/42		200	196,981
4.000%	03/05/42		300	310,323
4.450%	04/14/46		500	557,476
7.900%	11/01/18(a)		1,500	1,747,161

				7,212,310

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16		500	501,428
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	185,247
6.875%	03/01/18		696	762,213
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,400	1,421,004
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23		194	166,355
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	816,079

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
2.550%	09/01/20		890	$916,535
3.050%	12/01/16		400	405,437
4.500%	02/01/45		500	529,605
4.750%	03/01/46		80	87,567

				5,791,470

Building Materials — 0.2%
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		127	132,080
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
4.375%	03/05/23	EUR	100	106,053
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		1,104	1,029,480
HeidelbergCement AG (Germany),
Gtd. Notes, EMTN
2.250%	03/30/23	EUR	75	85,236
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		294	307,230
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		240	236,400
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19	EUR	100	118,800
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22		917	912,415
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21		184	188,370
5.375%	11/15/24		25	25,375
5.500%	02/15/23		300	306,750
6.000%	10/15/25		750	793,125
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)		258	268,320
5.875%	11/01/21(a)		318	332,310
Sr. Unsec’d. Notes
9.750%	01/15/18		224	250,544
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		13	15,405

				5,107,893

Chemicals — 0.3%
Axalta Coating Systems US Holdings, Inc.,
Gtd. Notes, 144A
7.375%	05/01/21(a)		396	419,760
Chemours Co. (The),
Gtd. Notes, 144A
6.625%	05/15/23(a)		163	132,845
7.000%	05/15/25(a)		256	204,800
Huntsman International LLC,
Gtd. Notes
5.125%	04/15/21	EUR	325	364,733

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Gtd. Notes, 144A
5.125%	11/15/22		51	$49,470
INEOS Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR	100	110,473
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,000	1,068,352
5.750%	04/15/24(a)		800	925,502
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		566	408,935
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21	EUR	109	123,411
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	426,382
2.750%	07/15/21		200	204,328
3.950%	04/15/45		150	129,389
4.400%	07/15/44(a)		205	190,307
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		92	89,470
5.250%	08/01/23		85	83,087
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)		924	777,893
10.375%	05/01/21		72	69,660
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	332,575
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, RegS
6.375%	05/01/22	EUR	100	114,901
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		295	182,163
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21		248	257,920

				6,666,356

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		1,620	1,167,404
8.000%	04/01/23		73	54,546
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		216	150,120

				1,372,070

Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43	GBP	175	242,295

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24(a)		340	$351,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22(a)		110	104,156
5.250%	03/15/25		862	788,730
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		200	197,460
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		301	282,940
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21	EUR	180	214,551
ExamWorks Group, Inc.,
Gtd. Notes
5.625%	04/15/23		446	454,920
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19(a)		400	405,796
7.375%	01/15/21		185	188,700
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,462	1,501,182
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19(a)		265	194,775
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		225	225,563
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		606	640,845
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21		245	251,959
4.800%	04/01/26		825	851,271
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		270	287,955
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		283	281,526
5.750%	11/15/24		694	694,000
6.125%	06/15/23(a)		170	175,525
7.625%	04/15/22		59	62,835
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25		900	906,655
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, RegS
6.000%	11/01/22	EUR	125	151,057
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		81	71,280

				9,527,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21(a)	1,400	$1,467,941
4.650%	02/23/46	365	398,454
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.850%	10/05/18	1,000	1,016,792
4.900%	10/15/25(a)	1,000	1,029,166
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	263	261,685
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	800	796,489
4.750%	01/01/25	225	175,738
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	384	384,960
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	321	327,420

			5,858,645

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23	481	500,240
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22	375	337,500
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
6.375%	10/01/23	104	110,240
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20(a)	1,827	1,938,904
Gtd. Notes, 144A
5.750%	04/15/24	762	782,955
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	2,533	2,659,650

			6,329,489

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	10/30/20	1,275	1,306,875
4.625%	07/01/22(a)	680	693,600
5.000%	10/01/21	755	781,425
Aircastle Ltd. (Bangladesh),
Sr. Unsec’d. Notes
5.000%	04/01/23	98	98,490
5.125%	03/15/21	265	275,931
5.500%	02/15/22(a)	495	516,344
6.250%	12/01/19	30	32,587
7.625%	04/15/20(a)	22	24,860
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	468	438,750

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		3,462	$3,946,680
Sr. Unsec’d. Notes
4.625%	03/30/25(a)		220	216,975
5.125%	09/30/24(a)		435	444,787
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16		290	290,025
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	810,769
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20		430	275,200
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23		461	459,847
5.375%	11/15/22		459	484,819
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.500%	11/01/22	GBP	100	141,714
GE Capital International Funding Co.,
Gtd. Notes, 144A
0.964%	04/15/16(a)		1,343	1,343,074
4.418%	11/15/35		300	325,918
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		200	260,580
Sr. Unsec’d. Notes, MTNA
6.750%	03/15/32(a)		200	272,080
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		1,097	1,053,120
5.875%	02/01/22		644	611,156
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	08/01/22		25	21,500
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	509,177
3.750%	12/01/25		290	296,041
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		110	112,750
5.875%	08/15/22		730	792,050
8.250%	12/15/20(a)		230	268,525
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	378,833
7.375%	04/01/20		410	354,650
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	994,772
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(i)
2.450%	02/05/14	EUR	558	54,741
4.750%	01/16/14	EUR	253	25,438
5.375%	10/17/13	EUR	30	3,032

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24		1,400	$1,497,168
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, RegS, PIK
8.250%	05/30/21	EUR	300	345,638
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23		30	25,500
5.875%	10/25/24		55	46,613
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		30	25,800
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.545%(s)	10/03/22		910	789,662
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		800	812,683
3.750%	08/15/21		395	405,478
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22(a)		1,100	1,122,738
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20		740	758,384
2.800%	12/14/22		670	698,723
3.150%	12/14/25(a)		1,160	1,210,895
4.300%	12/14/45		340	371,963

				27,028,360

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		200	192,500
5.500%	03/15/24(a)		46	44,965
7.375%	07/01/21(a)		35	39,200
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		135	132,338
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	444,809
6.125%	04/01/36		200	247,605
6.500%	09/15/37		250	326,003
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		205	215,250
6.000%	01/15/22		140	146,650
Sr. Unsec’d. Notes
5.375%	01/15/23(a)		629	609,740
5.500%	02/01/24		673	646,080
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	207,554
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	366,844
4.450%	03/15/21		500	540,610

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	500	$547,134
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42	400	388,344
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19(a)	710	706,450
7.375%	11/01/22(a)	30	27,750
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	300	293,288
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	239,443
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19	700	707,616
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22(a)	185	172,050
6.250%	05/01/24(a)	186	170,655
7.875%	05/15/21(a)	381	379,571
8.250%	09/01/20	35	35,263
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	145	134,850
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	100	129,883
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	400	419,503
3.250%	06/15/23	500	517,936
3.750%	08/15/42	400	381,126
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	1,000	1,009,233
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	101,344
4.400%	01/15/21	500	538,739
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	60	60,278
4.150%	09/15/21	250	261,366
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	50	51,127
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	100	104,497
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	99,441
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	496,771

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16		10,415	$312,450
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45(a)		320	336,128
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20	EUR	120	142,693
Westar Energy, Inc.,
First Mortgage
4.250%	12/01/45		280	296,337
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		400	399,946

				13,621,360

Electrical Components & Equipment
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23	EUR	149	169,141
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		266	158,935

				328,076

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		575	573,991
2.550%	01/30/19		700	705,583
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	EUR	410	478,553
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21	EUR	100	119,889
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	560,209
2.375%	12/17/18		250	252,813
6.550%	10/01/17		200	213,688

				2,904,726

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.875%	10/15/24		268	276,040
MMC Energy, Inc.,
First Lien^
2.511%	10/15/99		566	—
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21	EUR	155	158,722
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22		801	811,013

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
Swissport Investments SA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.750%	12/15/21	EUR	175	$209,587

				1,455,362

Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		165	170,775
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, RegS
7.000%	02/28/42	GBP	100	148,903
Gala Electric Casinos PLC (United Kingdom),
Sec’d. Notes, RegS
11.500%	06/01/19	GBP	81	120,959
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18	GBP	130	191,924
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	11/01/18		160	164,400
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		200	203,460
Sr. Sec’d. Notes, RegS
4.750%	02/15/23	EUR	125	144,016
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21	EUR	100	101,842
Intralot Finance Luxembourg SA (Greece),
Gtd. Notes, RegS
9.750%	08/15/18	EUR	375	437,381
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20	EUR	100	116,901
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		411	419,220
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		237	243,517
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18	EUR	200	232,951
Vougeot Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	07/15/20	GBP	108	160,730

				2,856,979

Environmental Control
Advanced Disposal Services, Inc.,
Gtd. Notes
8.250%	10/01/20		325	331,467
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18	EUR	107	113,471

				444,938

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		658	$678,563
Gtd. Notes, 144A
5.125%	01/15/24		335	353,006
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18	GBP	155	230,966

				1,262,535

Foods — 0.6%
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18	GBP	113	164,932
8.750%	06/15/20	GBP	200	307,428
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
3.311%	01/25/23	EUR	100	117,376
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,300	1,305,515
3.200%	01/25/23		627	631,204
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		235	205,625
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20		325	328,713
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26(a)		425	435,433
4.450%	05/30/16		400	402,302
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25(a)		1,100	1,170,443
5.200%	07/15/45(a)		800	895,111
Kroger Co.(The),
Sr. Unsec’d. Notes
1.200%	10/17/16		725	726,257
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19		300	306,293
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24		82	85,829
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		461	487,507
Gtd. Notes, 144A
6.750%	12/01/21		137	144,364
7.750%	03/15/24		614	673,865
8.000%	07/15/25		482	535,020
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20	EUR	150	174,782
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	EUR	313	359,150

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		261	$277,313
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		141	145,935
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19		365	367,235
2.600%	10/01/20		710	723,854
3.300%	07/15/26		305	309,363
3.750%	10/01/25(a)		1,145	1,204,229
4.500%	04/01/46		30	30,508
Tesco PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
5.000%	03/24/23	GBP	100	144,501
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)		184	195,040
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19(a)		385	394,844
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		48	49,320
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		200	215,250

				13,514,541

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	649,823
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	441,600

				1,091,423

Healthcare-Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22		1,025	1,043,145
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18		427	445,147
Gtd. Notes, 144A
6.375%	07/01/23		357	374,850
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	115,184
2.675%	12/15/19		215	220,267
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	508,859
2.850%	05/15/20		145	147,262
3.850%	05/15/25		900	933,287
Covidien International Finance SA,
Gtd. Notes
6.550%	10/15/37		325	433,011

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		562	$419,393
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16		50	50,188
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		1,080	955,800
Fresenius US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.500%	01/15/23		197	199,955
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		560	583,800
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18	GBP	113	161,160
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		142	150,165
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		214	200,518
5.750%	08/01/22		125	115,156
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		465	481,188
3.150%	03/15/22(a)		585	620,459
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
2.000%	09/15/18		385	389,215
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		106	105,735
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19		235	237,510
3.375%	05/15/24		1,000	1,033,371
3.375%	11/01/25(a)		290	297,453
3.500%	03/15/26		850	880,885
4.375%	05/15/44		500	514,005
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17		250	249,836
2.150%	12/14/18		255	256,406
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18		370	370,879
2.700%	04/01/20		905	917,689

				13,411,778

Healthcare-Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		175	176,750
5.625%	02/15/23		310	314,650
Gtd. Notes, 144A
6.500%	03/01/24		82	85,280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22		1,085	$1,117,550
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.591%(c)	07/15/19	GBP	196	240,897
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		428	432,280
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21(a)		470	489,975
6.125%	02/15/24		278	292,595
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25(a)		754	746,460
5.125%	07/15/24		859	867,590
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		205	208,075
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		35	38,447
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		40	43,000
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,301	1,315,233
5.875%	05/01/23(a)		655	686,931
5.875%	02/15/26(a)		562	578,860
7.500%	02/15/22		420	475,650
Sr. Sec’d. Notes
4.750%	05/01/23		94	95,645
5.000%	03/15/24		1,200	1,227,750
5.250%	04/15/25		308	317,240
5.250%	06/15/26		227	232,675
5.875%	03/15/22		987	1,068,427
6.500%	02/15/20		128	140,480
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24		619	627,047
HealthSouth Corp.,
Gtd. Notes
5.750%	09/15/25(a)		359	362,769
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	614,662
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		364	378,560
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22(a)		185	192,400
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		150	150,000
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23		147	148,103

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	07/01/22	EUR	125	$150,345
Synlab Unsecured Bondco PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
8.250%	07/01/23	EUR	100	114,359
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21		150	150,375
4.500%	04/01/21		132	132,660
6.000%	10/01/20		354	377,010
Sr. Sec’d. Notes, 144A
4.134%(c)	06/15/20		316	313,630
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		302	289,165
8.125%	04/01/22		149	153,284
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		150	155,819
3.100%	03/15/26		275	281,322
4.750%	07/15/45(a)		300	344,007
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18	GBP	250	351,880
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		178	184,230

				16,664,067

Holding Companies-Diversified
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19		203	190,820
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		231	243,613

				434,433

Home Builders — 0.2%
Beazer Homes USA, Inc.,
Sec’d. Notes
6.625%	04/15/18		167	169,923
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	01/15/21(a)		387	449,887
KB Home,
Gtd. Notes
4.750%	05/15/19		25	24,906
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	49,560
4.500%	11/15/19		229	238,160
4.750%	04/01/21		210	212,625
4.750%	11/15/22		203	203,507
4.875%	12/15/23		299	299,000
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		420	432,075
6.375%	05/15/33		510	520,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
TRI Pointe Holdings, Inc.,
Gtd. Notes
4.375%	06/15/19		245	$243,163
5.875%	06/15/24		240	238,500
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	225,738

				3,307,244

Home Furnishings
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17		475	474,855

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19		495	503,380
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		96	100,080
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		541	574,813
6.125%	12/15/24		600	640,500
6.625%	11/15/22		495	535,214

				2,353,987

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19		225	228,272
3.850%	04/01/23(a)		415	430,401

				658,673

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	907,392
3.625%	11/15/24		1,000	1,041,847
6.450%	08/15/40		250	312,524
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21(a)		215	219,813
Aon PLC,
Gtd. Notes
2.800%	03/15/21(a)		1,160	1,172,373
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	622,625
3.125%	03/15/26		705	722,869
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%(c)	11/29/49	EUR	100	110,078
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		700	769,958
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		930	974,137

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		25	$25,563
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	515,813
HUB International Ltd.,
Sec’d. Notes, 144A
9.250%	02/15/21		437	453,387
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		539	530,915
Loews Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/26		800	815,739
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	252,061
5.350%	06/01/21		100	111,710
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	625,590
3.300%	03/14/23		140	142,772
3.500%	03/10/25		120	122,007
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	305,538
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	914,183
4.600%	05/13/46(a)		300	307,547
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24	GBP	125	163,899
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	64,514
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/20		187	182,793
7.000%	03/15/21		138	142,899
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		450	497,081
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		193	192,035
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	341,288

				13,560,950

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Gtd. Notes
3.600%	11/28/24		1,300	1,311,006
Sr. Unsec’d. Notes
2.500%	11/28/19		940	948,413
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	202,345

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
3.250%	08/06/18		300	$307,507
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23(a)		524	539,982
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	804,212
2.500%	03/09/18		800	812,976
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22(a)		370	387,368
5.875%	02/15/25		30	31,575
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)		1,205	1,202,735
6.375%	05/15/25(a)		455	444,763
10.125%	07/01/20		1,247	1,334,290
Gtd. Notes, 144A
6.375%	05/15/25		701	685,298

				9,012,470

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/18		475	479,750
6.500%	03/01/21(a)		345	339,825
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19	EUR	185	157,252
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		205	207,050
5.250%	04/15/23		285	285,713
5.500%	10/01/24		101	102,263
6.375%	08/15/22		309	318,270
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		99	84,274

				1,974,397

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
5.875%	05/15/23	EUR	175	194,005
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		135	137,349
5.375%	04/15/23		517	530,571

				861,925

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		652	694,380
Gtd. Notes, 144A
6.375%	04/01/26		339	351,713
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Sr. Sec’d. Notes
8.000%	10/01/20(a)		795	$778,305
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25(a)		182	187,915
Sr. Sec’d. Notes
5.625%	03/01/23		67	68,340
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		520	538,824
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20(a)		279	285,975
6.000%	03/15/23(a)		365	377,775
6.625%	12/15/21(a)		496	531,960
6.750%	10/01/20(a)		870	941,340
7.750%	03/15/22(a)		205	228,319
8.625%	02/01/19		62	70,525
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		1,039	1,100,041
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		275	278,380

				6,433,792

Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19(a)		445	409,956

Machinery-Diversified
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	504,791

Media — 1.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		485	493,487
Sr. Sec’d. Notes, RegS
5.250%	02/15/23	EUR	100	116,214
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)		457	437,577
7.750%	05/15/22(a)		930	915,194
Gtd. Notes, RegS
6.250%	02/15/25	EUR	167	170,808
7.250%	05/15/22	EUR	212	238,401
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		1,180	1,211,713
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		585	571,837
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		548	549,370
5.000%	04/01/24		181	181,679

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	1,110	$1,143,300
6.500%	04/30/21	135	139,794
Gtd. Notes, 144A
5.125%	05/01/23	954	970,695
5.875%	04/01/24(a)	1,041	1,090,447
5.875%	05/01/27	1,359	1,386,180
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	255	260,568
4.908%	07/23/25	800	843,853
CCOH Safari LLC,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26(a)	479	495,765
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
2.503%	12/31/14(g)	69	—
2.525%	04/15/20(g)	356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25(a)	371	365,435
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	520	484,075
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	2,201	2,189,995
6.500%	11/15/22	353	336,233
7.625%	03/15/20	1,063	975,303
CSC Holdings LLC,
Sr. Unsec’d. Notes
5.250%	06/01/24	1,051	936,704
DISH DBS Corp.,
Gtd. Notes
4.625%	07/15/17	179	182,580
5.000%	03/15/23	420	370,650
5.125%	05/01/20	36	35,730
5.875%	11/15/24	1,063	975,303
6.750%	06/01/21	60	61,950
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	230	240,495
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	218	161,320
9.000%	03/01/21	53	36,901
9.000%	09/15/22	605	420,475
10.625%	03/15/23	310	214,675
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	400	412,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	400	406,161
Jr. Sub. Notes, 144A
5.250%	03/29/49	100	103,000
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25(a)	1,020	1,102,773

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
10.125%	01/15/23		995	$1,064,650
10.875%	10/15/25		200	217,400
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		971	995,275
Numericable-SFR SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		2,055	2,003,625
6.250%	05/15/24		355	344,173
Sr. Sec’d. Notes, RegS
5.625%	05/15/24	EUR	300	343,846
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22		100	90,000
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		235	235,000
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	201,747
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		160	157,400
6.000%	07/15/24		475	499,937
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		100	103,000
5.500%	09/15/24		228	234,840
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22	EUR	232	284,453
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16		225	224,948
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		400	355,083
5.000%	02/01/20		300	325,641
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		600	605,171
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)		81	77,659
Trader Corp (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		680	705,500
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22(a)		679	663,369
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		205	204,487
5.500%	01/15/23		765	784,125
Sr. Sec’d. Notes, RegS
3.500%	01/15/27	EUR	151	166,325
4.000%	01/15/25	EUR	154	178,742
5.750%	01/15/23	EUR	154	187,496

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		390	$397,800
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		996	991,020
5.125%	02/15/25		1,419	1,401,263
6.750%	09/15/22		60	63,600
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, RegS
4.000%	01/15/27	EUR	200	221,254
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18		925	931,569
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		580	587,250
Gtd. Notes, RegS
7.000%	04/15/23	GBP	102	150,892
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21	GBP	742	1,110,387
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,091	1,077,363
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		615	602,700
Sr. Unsec’d. Notes, RegS
4.625%	01/15/25	EUR	145	160,871

				40,178,501

Metal Fabricate/Hardware
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		524	461,120

Mining — 0.3%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)		972	921,884
5.900%	02/01/27		27	25,650
5.950%	02/01/37		32	27,200
6.150%	08/15/20(a)		135	140,400
6.750%	01/15/28		58	56,533
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	09/27/22		400	325,000
Gtd. Notes, EMTN
3.250%	04/03/23	EUR	100	90,371
3.500%	03/28/22	EUR	100	92,848
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24		612	439,110
8.000%	01/15/23		1,035	857,756
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21		118	79,060
7.250%	05/15/22(a)		277	185,590

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		535	$493,537
2.375%	03/15/18		1,697	1,501,845
3.100%	03/15/20		200	150,000
3.550%	03/01/22		245	170,887
5.400%	11/14/34		115	70,437
5.450%	03/15/43		963	589,837
Joseph T. Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		210	180,600
Teck Resources Ltd. (Canada),
Gtd. Notes
2.500%	02/01/18		95	83,125
3.000%	03/01/19(a)		223	178,400
3.750%	02/01/23		115	75,829
4.500%	01/15/21		146	102,200
5.400%	02/01/43		115	63,250

				6,901,349

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18		331	304,520
7.500%	03/15/25		298	226,480
Gates Global LLC/Gates Global Co.,
Gtd. Notes, RegS
5.750%	07/15/22	EUR	180	166,119
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,115,092
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	76,694

				1,888,905

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		616	622,160
5.500%	12/01/24		811	835,330
6.000%	08/15/22		480	507,298

				1,964,788

Oil & Gas — 1.5%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		95	83,709
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		114	123,437
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		373	332,165
6.200%	03/15/40		103	99,091
6.450%	09/15/36		158	157,771
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		500	506,061

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	817	$314,545
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	275	242,344
7.500%	09/15/20	123	114,697
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	48	42,677
3.800%	09/15/23	135	121,311
5.200%	09/15/43	25	20,413
5.700%	10/15/19	59	59,208
6.750%	11/15/39	218	208,723
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16	475	475,201
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18	200	198,673
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
1.625%	04/30/17	1,100	1,097,741
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	433	424,340
6.500%	01/15/22	66	65,835
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	890	703,100
4.500%	04/15/23	440	367,950
4.900%	06/01/44	215	160,175
5.000%	09/15/22(a)	423	364,573
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	348	333,210
7.750%	02/15/23	175	169,313
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	334	139,445
5.500%	05/01/22	458	206,100
6.375%	08/15/21	71	33,370
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21(a)	552	568,560
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	193	169,116
5.150%	11/15/41	364	274,365
6.500%	08/15/34	333	283,050
6.500%	02/01/38	622	522,094
6.625%	08/15/37	214	180,419
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	528,862
4.114%	03/01/46(a)	475	503,643
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	27	25,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.750%	11/01/20	398	$398,000
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17	225	222,349
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	277	233,373
5.750%	10/01/25	175	150,500
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	96	104,874
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.200%	06/01/45	380	265,353
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	1,200	1,198,591
3.400%	12/15/20	1,100	1,081,939
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	359	211,810
6.500%	03/15/21	708	427,455
7.000%	03/31/24	1,827	1,077,930
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22	484	130,680
7.625%	05/01/21	141	39,480
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22	1,065	899,925
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24	162	151,875
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	365	270,100
6.875%	03/15/22	319	236,060
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	600	605,730
3.500%	06/15/25(a)	690	706,637
4.400%	04/15/46	395	397,561
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	390	388,050
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	235	234,413
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22(a)	300	297,750
5.500%	01/21/21	100	103,750
5.500%	06/27/44	400	332,360
Gtd. Notes, 144A
5.500%	02/04/19	525	549,937
6.875%	08/04/26(a)	414	448,155
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	380	330,600

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.375%	10/01/22(a)	457	$401,017
6.875%	03/01/21	75	68,813
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23	365	309,337
5.750%	06/01/21	107	94,427
Gtd. Notes, 144A
4.875%	05/15/25	55	48,125
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	338	332,930
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	1,428	771,120
7.750%	06/15/21	5	2,937
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23	213	200,753
8.250%	05/15/20	1,179	1,181,947
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16	1,500	1,502,148
2.125%	05/11/20	350	353,245
4.375%	05/11/45(a)	400	401,149
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	306	211,810
6.125%	11/15/22(a)	757	551,853
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	500	504,229
2.750%	11/10/21	1,035	1,048,698
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19	500	508,297
Transocean, Inc.,
Gtd. Notes
3.750%	10/15/17	323	306,850
6.000%	03/15/18(a)	438	411,720
6.500%	11/15/20(a)	138	96,600
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37	680	737,572
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	151	115,730
5.750%	03/15/21	475	350,918
6.250%	04/01/23	630	520,931
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17	60	59,100
6.000%	01/15/22	104	75,920
7.500%	08/01/20(a)	90	70,200
8.250%	08/01/23(a)	230	178,250

			33,132,260

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.,
Gtd. Notes
6.500%	11/15/20		173	$138,400
6.625%	05/01/21		175	139,125
Halliburton Co.,
Sr. Unsec’d. Notes
3.375%	11/15/22		230	234,064
5.000%	11/15/45(a)		465	454,463
Weatherford International LLC,
Sr. Unsec’d. Notes
6.800%	06/15/37		95	70,775
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		49	39,323
5.125%	09/15/20		248	212,040
5.950%	04/15/42		226	157,070
6.000%	03/15/18		377	363,805
6.500%	08/01/36		100	73,000
7.000%	03/15/38		128	94,080

				1,976,145

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		895	926,325
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21(a)		825	783,750
6.750%	01/31/21		290	280,575
Sr. Sec’d. Notes, RegS
4.250%	01/15/22	EUR	130	149,776
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		61	60,085
4.375%	12/15/20		307	319,472
4.375%	12/15/23	EUR	109	132,558
5.000%	03/15/22		240	250,800
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16(a)		158	157,506
6.000%	06/15/17		324	321,367
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		106	108,120
Crown European Holdings SA,
Gtd. Notes, RegS
3.375%	05/15/25	EUR	119	134,226
Horizon Holdings I SASU (France),
Sr. Unsec’d. Notes, RegS
7.250%	08/01/23	EUR	100	119,480
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22	EUR	100	119,087
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		490	498,330
8.750%	12/15/20(a)		935	943,695

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19		330	$334,125
9.875%	08/15/19		344	356,255
Sr. Sec’d. Notes
5.750%	10/15/20		1,389	1,425,461
Sealed Air Corp,
Sr. Unsec’d. Notes, RegS
4.500%	09/15/23	EUR	106	127,855
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		335	348,400
5.125%	12/01/24		599	621,463
6.500%	12/01/20		82	92,660
6.875%	07/15/33		184	194,580
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19	EUR	100	115,924

				8,921,875

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	325,783
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	900,513
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,096,744
4.250%	03/01/45		700	675,959
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		400	531,758
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	06/23/20(a)		470	469,191
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,357,344
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19(a)		162	162,810
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	350,874
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		305	303,475
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.750%	01/15/22		146	148,921
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23(a)		1,186	1,116,323
6.000%	02/01/25		1,247	1,169,063
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22		321	329,827

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23		250	$251,066
3.700%	03/01/46(a)		545	572,209
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17		500	520,308
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		135	137,380
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.400%	05/06/44		700	801,798
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43(a)		500	547,343
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		777	633,255
5.500%	03/01/23		19	14,939
5.625%	12/01/21		622	489,825
5.875%	05/15/23(a)		108	84,645
6.125%	04/15/25(a)		24	18,480
6.375%	10/15/20(a)		1,772	1,470,760
6.750%	08/15/21		120	97,800
7.000%	10/01/20		983	825,720
7.500%	07/15/21		310	258,267
Gtd. Notes, RegS
4.500%	05/15/23	EUR	275	229,998
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		245	251,698

				16,144,076

Pipelines — 0.6%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	794,299
4.350%	10/15/24		600	538,883
5.850%	11/15/43		100	87,234
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27		448	359,520
5.875%	01/15/24(a)		796	680,580
7.500%	10/15/20		157	151,113
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.000%	04/15/19		71	75,754
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		85	74,800
6.750%	08/01/22		135	124,875
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.625%	09/01/41		100	86,794
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19(a)		140	137,830

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26		600	$648,858
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		346	334,323
7.768%	12/15/37		261	214,020
9.625%	06/01/19		182	178,360
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		300	270,571
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		90	74,700
7.500%	09/01/23		170	165,325
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		480	468,000
6.850%	07/15/18		45	44,887
6.875%	04/15/40		517	434,280
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		470	451,787
5.625%	04/15/23		402	381,900
5.625%	03/01/25		573	546,499
5.750%	05/15/24		1,778	1,697,990
6.250%	03/15/22		111	108,641
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		347	363,916
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23(a)		278	243,945
5.250%	05/01/23		19	17,527
6.375%	08/01/22		283	273,095
6.875%	02/01/21		96	94,080
Gtd. Notes, 144A
6.750%	03/15/24		58	56,985
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
6.250%	10/15/22		507	501,930
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26		720	760,499
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		131	97,923
4.550%	06/24/24		462	351,120

				11,892,843

Real Estate — 0.1%
Aroundtown Property Holdings PLC (Cyprus),
Unsec’d. Notes
3.000%	12/09/21	EUR	200	218,022
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17		306	302,940

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21(a)		975	$1,006,687
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18		235	230,887
Tesco Property Finance 4 PLC (United Kingdom),
Mortgage-Backed, RegS
5.801%	10/13/40	GBP	99	125,422

				1,883,958

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		600	598,900
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		1,200	1,206,104
3.400%	02/15/19		325	333,170
3.450%	09/15/21		400	409,017
5.050%	09/01/20		200	217,211
5.900%	11/01/21		200	228,457
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		364	336,700
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		52	52,520
5.000%	10/15/22		50	52,125
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		145	155,179
5.250%	01/15/23		208	224,380
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		38	39,567
5.375%	04/01/23		160	165,600
5.875%	01/15/26		471	496,669
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		841	817,873
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		160	155,600
5.875%	10/15/24		255	257,231
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18		600	646,102
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20		195	205,481
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/23		351	358,897
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20		100	113,022

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	$297,005
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17		300	318,463

				7,685,273

Retail — 1.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		1,116	1,160,640
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		500	529,539
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24(a)		493	497,930
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17		725	727,357
2.500%	04/15/21		840	842,343
3.250%	04/15/25(a)		650	650,816
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23(a)		244	247,050
CVS Health Corp,
Sr. Unsec’d. Notes
2.250%	12/05/18(a)		500	512,151
6.125%	08/15/16		400	407,705
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20		136	142,290
5.750%	03/01/23(a)		2,074	2,198,440
Douglas GmbH (Germany),
Sr. Sec’d. Notes, RegS
6.250%	07/15/22	EUR	107	130,218
Family Dollar Stores, Inc.,
Sr. Sec’d. Notes
5.000%	02/01/21		396	416,949
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19	EUR	210	174,201
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		590	595,911
5.875%	12/16/36		700	910,857
5.950%	04/01/41		300	396,772
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35		963	1,045,048
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20		115	119,109
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18		195	198,955
2.625%	01/15/22		800	827,630
3.250%	06/10/24		800	828,734
3.700%	01/30/26(a)		320	338,925

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
4.875%	12/09/45		415	$453,374
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)		948	815,280
New Look Secured PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	07/01/22	GBP	200	282,079
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, RegS
8.000%	07/01/23	GBP	100	138,885
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		200	219,246
4.875%	01/14/21		400	437,515
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23(a)		179	183,027
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24		269	266,983
5.750%	10/01/22(a)		683	696,660
Pizzaexpress Financing 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.625%	08/01/21	GBP	140	205,008
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24	GBP	32	39,809
5.943%	09/30/22	GBP	116	155,068
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.091%(c)	10/15/27	GBP	186	226,146
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21		387	408,769
9.250%	03/15/20		333	350,066
Gtd. Notes, 144A
6.125%	04/01/23		1,509	1,599,540
Sr. Unsec’d. Notes
7.700%	02/15/27(a)		678	813,600
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22		250	261,563
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19	EUR	230	277,421
Travis Perkins PLC (United Kingdom),
Gtd. Notes
4.375%	09/15/21	GBP	140	202,305
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
5.659%	06/30/27	GBP	343	482,153
6.464%	03/30/32	GBP	100	121,403
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19		100	108,260
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		805	806,787
2.700%	11/18/19		1,100	1,122,777

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
4.800%	11/18/44	400	$397,528
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16	300	300,197
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21	93	88,350
3.875%	11/01/23	35	32,375

			25,391,744

Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	65	42,575
7.500%	08/15/22	105	71,925
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	356,434
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20	505	522,622
3.300%	10/01/21	200	214,835
4.250%	12/15/42	300	309,645
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	170	172,744
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	251,366
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24	190	152,950
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,522	1,537,220
4.625%	06/15/22(a)	415	425,894
5.750%	03/15/23	223	235,823
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	648,260
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	465	468,487
5.625%	11/01/24(a)	140	145,600
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	213,000

			5,769,380

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	12/15/21	160	168,000

Software — 0.6%
Ensemble S Merger Sub, Inc.,
Sr. Notes, 144A
9.000%	09/30/23	392	384,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	2,582	$2,607,820
Sec’d. Notes, 144A
5.750%	01/15/24	2,962	2,961,704
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	929	930,161
5.375%	08/15/23(a)	1,102	1,129,550
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	177	181,867
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	430	321,425
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	917	834,470
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23(a)	499	481,535
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45(a)	520	576,766
MSCI, Inc.,
Gtd. Notes, 144A
5.750%	08/15/25	262	275,755
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20(a)	332	336,773
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	1,119	1,124,595
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23	612	631,890

			12,778,471

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	340	351,050

Telecommunications — 1.9%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29(a)	1,672	1,776,500
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18	1,600	1,634,456
2.450%	06/30/20	215	217,864
4.125%	02/17/26	1,200	1,267,285
4.750%	05/15/46(a)	905	882,789
5.150%	03/15/42	600	604,771
5.550%	08/15/41(a)	500	536,697
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17	225	224,915
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	773,213

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	96	$97,249
6.450%	06/15/21	464	470,088
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19	1,000	1,028,853
2.450%	06/15/20	1,100	1,142,346
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	500	532,500
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25(a)	571	576,353
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	450	454,500
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	379	389,423
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	235	205,037
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	369	286,861
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	985	881,575
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	500	462,195
6.875%	01/15/25	902	761,626
7.125%	03/15/19	130	133,575
7.125%	01/15/23	295	261,075
7.625%	04/15/24	321	284,887
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22	196	184,607
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	737	444,043
7.250%	10/15/20	601	387,645
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	897	923,910
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/25	900	887,469
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	584	590,570
5.375%	08/15/22	1,130	1,147,526
5.375%	05/01/25	772	781,650
5.625%	02/01/23	233	239,407
6.125%	01/15/21	90	94,275
Gtd. Notes, 144A
5.250%	03/15/26	323	325,423
5.375%	01/15/24	327	331,087

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		481	$500,240
Orange SA (France),
Jr. Sub. Notes, EMTN
4.000%(c)	10/29/49	EUR	200	231,609
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		189	185,693
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19	EUR	220	256,597
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		2,010	1,467,300
6.900%	05/01/19		275	238,563
8.750%	03/15/32		124	97,030
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		1,396	1,462,310
Sr. Unsec’d. Notes
6.000%	12/01/16		427	424,331
7.000%	08/15/20(a)		220	174,900
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		55	40,837
7.250%	09/15/21		281	214,614
7.625%	02/15/25		55	40,837
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		620	589,329
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	131,058
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)		200	205,000
Sr. Unsec’d. Notes, EMTN
5.875%	05/19/23	GBP	450	711,064
6.375%	06/24/19	GBP	200	315,048
Telefonica Europe BV (Spain),
Gtd. Notes
4.200%(c)	12/29/49	EUR	200	227,012
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.750%	08/15/24	EUR	137	171,092
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23(a)		354	361,523
6.125%	01/15/22(a)		73	75,373
6.375%	03/01/25(a)		550	563,063
6.500%	01/15/24		522	542,880
6.500%	01/15/26		618	641,947
6.625%	11/15/20		80	82,600
6.633%	04/28/21		144	150,480
6.731%	04/28/22		405	423,144
6.836%	04/28/23		75	79,125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17		800	$802,294
2.000%	11/01/16		1,600	1,611,200
3.000%	11/01/21(a)		565	587,047
3.650%	09/14/18		800	841,653
4.600%	04/01/21		400	444,243
4.750%	11/01/41		400	410,981
5.012%	08/21/54		100	100,323
5.050%	03/15/34(a)		500	541,931
6.550%	09/15/43		950	1,251,366
6.900%	04/15/38		200	250,936
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17		800	798,215
2.950%	02/19/23		475	473,603
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20(a)		200	202,000
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	220	248,148

				41,392,784

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		319	320,595

Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		50	50,376

Transportation — 0.2%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		232	217,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	317,425
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		405	405,000
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19		1,016	843,280
Jack Copper Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		891	454,266
Onorato Armatori SpA (Italy),
Sr. Sec’d. Notes, RegS
7.750%	02/15/23	EUR	200	238,391
Silk Bidco AS (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22	EUR	100	118,911
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22(a)		894	868,297
Gtd. Notes, RegS
5.750%	06/15/21	EUR	100	108,431

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19(a)		434	$449,190

				4,020,691

TOTAL CORPORATE BONDS (cost $507,142,790)				500,665,033

FOREIGN GOVERNMENT BONDS — 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	175	216,340
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	525	653,750
1.500%	04/15/16	EUR	5	6,522
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19		1,100	1,122,110
4.000%	01/29/21		100	108,859
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.100%	09/15/16	EUR	5	6,133
2.550%	09/15/41	EUR	65	103,247
Sr. Unsec’d. Notes
1.250%	09/15/32	EUR	66	78,553
2.600%	09/15/23	EUR	35	53,016
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	425	559,105
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/10/24	JPY	66,400	617,116
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46(a)		200	195,000
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21(a)		475	491,625
Sr. Unsec’d. Notes, MTNA
6.750%	09/27/34(a)		500	643,750
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30	NZD	534	421,834
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		509	533,177
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24(a)		332	333,660
4.500%	01/28/26(a)		1,100	1,124,750
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.550%	11/30/19	EUR	250	291,051
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		700	698,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,200,340)				8,257,848

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	$141,636
City of San Francisco Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40	200	253,974
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	189,313
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40	200	235,606
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	610,948

			1,431,477

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	175	186,452

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	225	225,385

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	119,568
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	218,190

			337,758

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	598,872

New York
City of New York,
General Obligation Unlimited
5.846%	06/01/40	215	282,000
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	208,922

			490,922

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	144,224

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	263,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	$276,436

TOTAL MUNICIPAL BONDS (cost $3,760,822)			3,955,410

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	166	164,732
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	130	133,727
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	60	60,386
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.036%	01/25/24(x)	462	461,440
Series 2014-C03, Class 1M1
1.636%	07/25/24(x)	1,270	1,265,993
Series 2014-C03, Class 2M1
1.636%	07/25/24(x)	678	675,529
Series 2014-C04, Class 1M1
2.386%	11/25/24(x)	702	705,159
Series 2015-C01, Class 1M1
1.936%	02/25/25(x)	1,174	1,175,177
Series 2015-C02, Class 2M1
1.636%	05/25/25(x)	499	498,132
Series 2015-C03, Class 2M1
1.936%	07/25/25(x)	1,109	1,108,587
Series 2015-C04, Class 1M1
2.036%	04/25/28(x)	776	775,436
Series 2015-C04, Class 2M1
2.127%	04/25/28(x)	1,937	1,938,939
Fannie Mae REMICS,
Series 2014-92, Class FB
0.748%(c)	01/25/45	1,722	1,717,074
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.886%	11/25/23(x)	2,103	2,103,986
Series 2014-DN3, Class M2
2.836%	08/25/24(x)	2,608	2,630,202
Series 2014-DN4, Class M2
2.836%	10/25/24(x)	218	220,441
Series 2014-HQ2, Class M1
1.886%	09/25/24(x)	340	341,344
Series 2014-HQ3, Class M2
3.086%	10/25/24(x)	1,700	1,717,347
Series 2015-DN1, Class M2
2.836%	01/25/25(x)	2,300	2,329,351
Series 2015-DNA2, Class M1
1.586%	12/25/27(x)	233	232,796
Series 2016-HQA1, Class M1
2.189%	09/25/28(x)	2,200	2,204,905
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.839%(c)	10/20/38	1,545	1,547,569

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.726%(c)	12/25/35		55	$54,674

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $24,088,150)				24,062,926

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29		780	527,273
Fannie Mae Principal Strip, Notes, MTN
3.838%(s)	03/23/28		250	175,899
Federal Farm Credit Banks
1.690%	04/09/20		6,000	6,000,252
2.000%	04/04/22		447	457,164
Federal Home Loan Banks
3.375%	12/08/23		500	552,521
4.000%	09/01/28		245	281,563
5.375%	08/15/24		750	941,496
Federal Home Loan Mortgage Corp.
0.850%	05/18/17		500	500,033
1.774%(c)	06/01/43		55	56,028
2.466%(c)	05/01/43		56	57,198
2.500%	TBA		3,550	3,644,235
2.505%(c)	08/01/43		20	20,695
2.961%(c)	08/01/41		182	190,543
3.000%	03/01/27-04/01/45		6,701	6,918,064
3.000%	TBA		1,350	1,382,273
3.000%	TBA		389	406,657
3.500%	03/01/32-03/01/46		9,128	9,581,898
3.500%	TBA		1,468	1,536,643
3.500%	TBA		565	596,270
4.000%	06/01/44-10/01/45		10,087	10,781,820
4.000%	TBA		725	754,228
4.500%	06/01/38-01/01/42		2,681	2,939,230
4.500%	TBA		700	760,363
4.500%	TBA		1,000	1,033,242
5.000%	01/01/37-03/01/38		467	516,202
5.000%	TBA		150	164,814
5.000%	TBA		400	412,359
5.500%	06/01/35-08/01/38		442	495,648
5.500%	TBA		1,900	2,111,375
6.000%	09/01/36		232	265,905
Federal National Mortgage Assoc.
1.000%	09/27/17		34	34,128
1.894%(c)	04/01/43		113	115,947
1.933%(c)	05/01/43		416	425,531
2.057%(c)	06/01/43		194	199,379
2.477%(c)	08/01/42		248	255,742
2.497%(s)	10/09/19	(a)	8,700	8,265,705
2.500%	09/01/28-04/01/45		2,779	2,836,873
2.827%(c)	08/01/41		271	285,954
3.000%	01/01/27-05/01/45		15,115	15,646,779
3.500%	11/01/30-03/01/46		15,823	16,669,501
3.500%	TBA		9,398	9,853,793
4.000%	05/01/26-03/01/46		11,645	12,471,577
4.000%	TBA		9,640	10,299,850

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA		100		$104,191
4.500%	06/01/44		565		616,792
4.500%	TBA		20,075		21,819,016
4.500%	TBA		18,228		19,834,343
5.000%	12/01/39-05/01/41		2,740		3,039,388
5.000%	TBA		4,300		4,752,172
5.000%	TBA		7,810		8,639,813
5.000%	TBA		400		412,680
5.500%	04/01/36-08/01/37		662		748,569
5.500%	TBA		500		560,696
6.000%	03/01/34		2,451		2,839,077
6.320%	12/20/27		251		345,712
Financing Corp., Debs.
0.078%(s)	12/06/16		500		497,527
1.739%(s)	11/02/18		2,000		1,947,306
Government National Mortgage Assoc.
3.000%	05/15/43-08/20/45		7,192		7,460,161
3.000%	TBA		400		413,625
3.500%	12/20/42-03/20/46		9,777		10,351,366
3.500%	TBA		4,320		4,565,700
3.500%	TBA		800		844,125
4.000%	12/15/40-03/20/46		1,405		1,506,446
4.000%	TBA		4,629		4,948,148
4.000%	TBA		1,650		1,764,211
4.500%	08/15/39-09/20/43		2,209		2,405,847
4.500%	TBA		1,000		1,087,031
5.000%	10/20/39		560		620,630
5.000%	TBA		1,000		1,083,281
5.000%	TBA		2,000		2,205,312
5.500%	07/20/40		981		1,080,021
6.000%	09/20/38-10/20/38		474		540,820
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500		619,609

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $236,279,638)					239,076,265

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
3.000%	05/15/45		350		377,467
6.250%	05/15/30		—	(r)	153
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/24		14,240		14,766,052
0.250%	01/15/25		1,010		1,018,722
0.375%	07/15/23-07/15/25		2,980		3,096,899
0.625%	07/15/21-02/15/43		4,053		4,175,014
0.750%	02/15/42-02/15/45		1,728		1,741,790
1.000%	02/15/46		380		396,251
1.125%	01/15/21		1,805		2,088,973
1.250%	07/15/20		760		887,477
1.375%	07/15/18-02/15/44		1,955		2,265,560
1.750%	01/15/28		1,200		1,573,359
2.000%	01/15/26	(k)	790		1,103,981
2.125%	02/15/40-02/15/41		1,283		1,791,544
2.375%	01/15/25-01/15/27		2,630		3,887,554
2.500%	07/15/16-01/15/29		954		1,321,084
3.375%	04/15/32		100		193,190
3.625%	04/15/28		720		1,451,995
3.875%	04/15/29		900		1,856,443

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
1.125%	03/31/20	3,569	$3,575,274
1.375%	07/31/18	20,512	20,786,020
2.000%	08/15/25	5,500	5,605,705
2.125%	05/15/25	1,775	1,829,844
U.S. Treasury Strip Coupon
2.045%(s)	05/15/25	3,420	2,870,232

TOTAL U.S. TREASURY OBLIGATIONS (cost $77,266,495)			78,660,583

TOTAL LONG-TERM INVESTMENTS (cost $1,632,121,497)			1,608,556,180

		Shares
SHORT-TERM INVESTMENTS — 37.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $822,783,472; includes $215,960,794 of cash collateral received for securities on loan)(b)(w)		822,783,472	822,783,472

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option AUD vs USD,
expiring 04/19/16, @ FX Rate 0.77	JPMorgan Chase	AUD 6	3,881
Currency Option EUR vs GBP,
expiring 04/19/16, @ FX Rate 0.79	Deutsche Bank AG	EUR 4	4,140
Currency Option EUR vs USD,
expiring 05/03/16, Strike Price $1.16	Deutsche Bank AG	EUR 4	2,198
Currency Option GBP vs JPY,
expiring 05/12/16, @ FX Rate 188.50	Barclays Capital Group	GBP 3	16
Currency Option NZD vs USD,
expiring 04/09/16, Strike Price $0.68	Citigroup Global Markets	NZD 7	7,602
expiring 04/09/16, @ FX Rate 0.70	BNP Paribas	NZD 7	1,418
Currency Option TRY vs USD,
expiring 04/27/16, Strike Price $131.00	JPMorgan Chase	TRY 14	4,594
Interest Rate Swap Options,
Receive a fixed rate of 2.68% and pay a floating rate based on 3 Month LIBOR, expiring 01/17/21	Deutsche Bank AG	3	48,489

			72,338

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options
Currency Option AUD vs NOK,
expiring 07/04/16, Strike Price $6.24	UBS AG	AUD	6	$8,317
Currency Option AUD vs USD,
expiring 04/19/16, @ FX Rate 0.74	JPMorgan Chase	AUD	6	442
Currency Option CHF vs NOK,
expiring 08/07/16, Strike Price $7.72	Deutsche Bank AG	CHF	9	1,725
Currency Option EUR vs GBP,
expiring 04/19/06, @ FX Rate 0.77	Deutsche Bank AG	EUR	4	85
Currency Option EUR vs MXN,
expiring 04/13/16, @ FX Rate 18.50	Deutsche Bank AG	EUR	4	14
Currency Option EUR vs USD,
expiring 04/06/16, @ FX Rate 1.07	Citigroup Global Markets	EUR	4	—
expiring 07/13/16, Strike Price $1.11	BNP Paribas	EUR	9	9,874
expiring 05/03/16, Strike Price $1.11	Deutsche Bank AG	EUR	4	858
Currency Option GBP vs JPY,
expiring 05/17/16, @ FX Rate 157.00	Barclays Capital Group	GBP	5	4,807
expiring 05/17/16, @ FX Rate 175.00	Deutsche Bank AG	GBP	3	36,159
Currency Option GBP vs USD,
expiring 04/06/16, @ FX Rate 1.38	Deutsche Bank AG	GBP	4	—
Currency Option NZD vs USD,
expiring 04/09/16, @ FX Rate 0.63	BNP Paribas	NZD	7	—
expiring 04/09/16, @ FX Rate 0.65	Deutsche Bank AG	NZD	7	—
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 11/11/16, Strike Price $238.32	Deutsche Bank AG		14	230
expiring 11/15/16, Strike Price $238.32	Deutsche Bank AG		6	109
Interest Rate Swap Options,
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month LIBOR, expiring 01/17/21	Deutsche Bank AG		3	29,874

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 2.95% and receive a floating rate based on 3 Month LIBOR, expiring 06/08/16	Deutsche Bank AG	3	$36
Pay a fixed rate of 160.00% and receive a floating rate based on 3 Month LIBOR, expiring 04/27/16	JPMorgan Chase	6	1,594

			94,124

TOTAL OPTIONS PURCHASED (cost $202,926)			166,462

TOTAL SHORT-TERM INVESTMENTS (cost $822,986,398)			822,949,934

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.1% (cost $2,455,107,895)			2,431,506,114

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal Home Loan Mortgage Corp.
4.000%	TBA	525	(560,314)
Federal National Mortgage Assoc.
2.500%	TBA	1,400	(1,437,189)
3.000%	TBA	14,783	(15,163,765)
3.000%	TBA	4,029	(4,208,904)
3.500%	TBA	1,991	(2,102,516)
Government National Mortgage Assoc.
3.000%	TBA	11,825	(12,249,268)
4.500%	TBA	550	(590,477)

TOTAL SECURITIES SOLD SHORT (proceeds received $35,996,132)			(36,312,433)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option AUD vs NOK,
expiring 07/04/16, Strike Price $6.60	UBS AG	AUD	6	(3,866)
Currency Option AUD vs USD,
expiring 04/19/16, Strike Price $0.79	Hong Kong & Shanghai Bank	AUD	12	(1,823)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Currency Option EUR vs MXN,
expiring 04/13/16, @ FX Rate 21.50	Deutsche Bank AG	EUR	4	$(9)
Currency Option EUR vs USD,
expiring 07/13/16, Strike Price $1.18	BNP Paribas	EUR	9	(8,123)
Currency Option GBP vs JPY,
expiring 05/17/16, @ FX Rate 188.50	Deutsche Bank AG	GBP	3	(16)
Currency Option NZD vs USD,
expiring 04/09/16, @ FX Rate 0.68	BNP Paribas	NZD	7	(8,168)
expiring 04/09/16, @ FX Rate 0.70	Deutsche Bank AG	NZD	7	(1,418)
Currency Option TRY vs USD,
expiring 04/27/16, Strike Price $132.00	JPMorgan Chase	TRY	14	(1,750)
Currency Option USD vs JPY,
expiring 05/02/16, Strike Price $115.00	Barclays Capital Group		5	(1,397)
Interest Rate Swap Options,
Pay a fixed rate of 1.90% and receive a floating rate based on 3 Month LIBOR, expiring 02/18/17	Deutsche Bank AG		10	(32,231)
Pay a fixed rate of 2.10% and receive a floating rate based on 3 Month LIBOR, expiring 03/21/17	Deutsche Bank AG		3	(13,132)

				(71,933)

Put Options
Currency Option AUD vs NOK,
expiring 07/04/16, Strike Price $6.03	UBS AG	AUD	6	(3,671)
Currency Option GBP vs JPY,
expiring 05/17/16, @ FX Rate 150.00	Barclays Capital Group	GBP	5	(1,322)
expiring 05/17/16, Strike Price $175.00	Barclays Capital Group	GBP	3	(36,159)
Currency Option NZD vs USD,
expiring 04/09/16, @ FX Rate 0.65	BNP Paribas	NZD	7	—
Currency Option USD vs JPY,
expiring 05/02/16, Strike Price $108.75	Barclays Capital Group		5	(937)
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3 Month LIBOR, expiring 01/17/17	Deutsche Bank AG		21	(5,853)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.90% and pay a floating rate based on 3 Month LIBOR, expiring 02/18/17	Deutsche Bank AG	10	$(2,643)
Receive a fixed rate of 3.10% and pay a floating rate based on 3 Month LIBOR, expiring 03/11/17	Deutsche Bank AG	6	(1,156)
Receive a fixed rate of 3.10% and pay a floating rate based on 3 Month LIBOR, expiring 03/11/17	Deutsche Bank AG	3	(568)
Receive a fixed rate of 3.10% and pay a floating rate based on 3 Month LIBOR, expiring 03/21/17	Deutsche Bank AG	3	(618)

			(52,927)

TOTAL OPTIONS WRITTEN (premiums received $176,871)			(124,860)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.4% (cost $2,418,934,892)			2,395,068,821
Liabilities in excess of other assets(z) — (10.4)%			(226,016,502)

NET ASSETS — 100.0%			$2,169,052,319

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,864,582 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $210,141,464; cash collateral of $215,960,794 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
74	2 Year U.S. Treasury Notes	Jun. 2016	$16,165,791	$16,187,500	$21,709
280	5 Year U.S. Treasury Notes	Jun. 2016	33,713,886	33,925,937	212,051
1,595	10 Year Euro-Bund	Jun. 2016	295,910,151	296,418,338	508,187
294	10 Year U.S. Treasury Notes	Jun. 2016	38,314,962	38,334,844	19,882
70	20 Year U.S. Treasury Bonds	Jun. 2016	11,479,711	11,510,626	30,915
2	30 Year Euro BUXL	Jun. 2016	370,228	383,564	13,336
102	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	17,562,261	17,598,188	35,927
106	ASX SPI 200 Index	Jun. 2016	10,343,643	10,290,828	(52,815)
134	Australian Dollar Currency	Jun. 2016	10,025,880	10,251,000	225,120
151	British Pound Currency	Jun. 2016	13,430,348	13,564,519	134,171
294	Canadian Dollar Currency	Jun. 2016	22,204,660	22,658,580	453,920
219	Euro STOXX 50 Index	Jun. 2016	7,437,897	7,304,070	(133,827)
169	FTSE 100 Index	Jun. 2016	14,718,113	14,837,805	119,692
363	Japanese Yen Currency	Jun. 2016	40,172,863	40,401,900	229,037
2,078	Mini MSCI Emerging Markets Index	Jun. 2016	83,728,870	86,642,210	2,913,340
618	NASDAQ 100 E-Mini Index	Jun. 2016	53,697,501	55,326,450	1,628,949
264	Nikkei 225 Index	Jun. 2016	38,812,192	39,314,407	502,215
495	S&P 500 E-Mini Index	Jun. 2016	50,326,942	50,774,625	447,683
200	S&P/TSX 60 Index	Jun. 2016	24,296,756	24,238,691	(58,065)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
111	Swiss Franc Currency	Jun. 2016	$13,967,963	$14,491,050	$523,087

					7,774,514

Short Positions:
8	5 Year Euro-Bobl	Jun. 2016	1,196,209	1,193,432	2,777
2,690	5 Year U.S. Treasury Notes	Jun. 2016	325,292,556	325,931,330	(638,774)
9	10 Year Euro-Bund	Jun. 2016	1,665,684	1,672,579	(6,895)
1	10 Year Japanese Bonds	Jun. 2016	1,343,018	1,344,351	(1,333)
1,597	10 Year U.S. Treasury Notes	Jun. 2016	208,458,334	208,233,829	224,505
85	10 Year U.S. Ultra Treasury Bonds	Jun. 2016	11,950,237	11,963,750	(13,513)
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	1,905,173	1,897,843	7,330
766	Euro Currency	Jun. 2016	106,782,446	109,269,900	(2,487,454)
6	Euro-BTP Italian Government Bond	Jun. 2016	941,409	960,070	(18,661)
30	Russell 2000 Mini Index	Jun. 2016	3,243,750	3,328,800	(85,050)
114	S&P 500 E-Mini Index	Jun. 2016	11,479,609	11,693,550	(213,941)

					(3,231,009)

					$4,543,505

(1) Cash of $28,972,150 and U.S. Treasury Obligation with a market value of $132,757 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/18/16	Deutsche Bank AG	AUD	185	$ 141,599	$ 141,694	$ 95
British Pound,
Expiring 04/05/16	Morgan Stanley	GBP	100	141,213	143,627	2,414
Euro,
Expiring 04/25/16	Citigroup Global Markets	EUR	110	119,965	125,262	5,297
Expiring 04/25/16	Deutsche Bank AG	EUR	100	109,117	113,874	4,757
Japanese Yen,
Expiring 06/15/16	Deutsche Bank AG	JPY	58,351	520,000	519,659	(341)
New Zealand Dollar,
Expiring 04/06/16	Deutsche Bank AG	NZD	205	139,482	141,652	2,170
Expiring 04/06/16	Hong Kong & Shanghai Bank	NZD	205	135,614	141,650	6,036
Expiring 04/06/16	JPMorgan Chase	NZD	175	114,305	120,922	6,617
Expiring 04/06/16	Westpac Banking Corp.	NZD	205	139,124	141,651	2,527

				$1,560,419	$1,589,991	29,572

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/18/16	Standard Chartered PLC	AUD	185	$ 141,636	$ 141,694	$ (58)
British Pound,
Expiring 04/05/16	Citigroup Global Markets	GBP	146	208,871	209,695	(824)
Expiring 04/05/16	Citigroup Global Markets	GBP	57	81,585	81,867	(282)
Expiring 04/05/16	Royal Bank of Scotland Group PLC	GBP	4,838	6,703,828	6,948,658	(244,830)
Expiring 04/05/16	Standard Chartered PLC	GBP	52	73,611	74,686	(1,075)
Expiring 05/04/16	Credit Suisse First Boston Corp.	GBP	84	121,452	120,657	795
Expiring 05/04/16	Morgan Stanley	GBP	4,993	7,179,460	7,171,915	7,545
Canadian Dollar,
Expiring 04/05/16	Westpac Banking Corp.	CAD	3,824	2,823,057	2,944,390	(121,333)
Expiring 05/04/16	Morgan Stanley	CAD	3,824	2,956,528	2,944,497	12,031
Euro,
Expiring 04/05/16	Bank of America	EUR	6	6,671	6,828	(157)
Expiring 04/05/16	Citigroup Global Markets	EUR	206	230,541	234,442	(3,901)
Expiring 04/05/16	Morgan Stanley	EUR	12,773	13,919,276	14,536,578	(617,302)
Expiring 04/05/16	Morgan Stanley	EUR	1,821	1,984,420	2,072,426	(88,006)
Expiring 04/05/16	Morgan Stanley	EUR	118	129,980	134,292	(4,312)
Expiring 04/25/16	Deutsche Bank AG	EUR	97	104,704	110,213	(5,509)
Expiring 04/25/16	Goldman Sachs & Co.	EUR	113	122,461	128,923	(6,462)
Expiring 05/04/16	Hong Kong & Shanghai Bank	EUR	1,812	2,066,006	2,063,985	2,021
Expiring 05/04/16	Hong Kong & Shanghai Bank	EUR	50	56,976	56,953	23
Expiring 05/04/16	Westpac Banking Corp.	EUR	13,076	14,908,994	14,894,411	14,583
Japanese Yen,
Expiring 04/05/16	Bank of America	JPY	19,457	171,469	172,909	(1,440)
Expiring 04/05/16	Hong Kong & Shanghai Bank	JPY	19,457	171,706	172,909	(1,203)
Expiring 04/05/16	UBS AG	JPY	38,914	344,456	345,818	(1,362)
Expiring 05/09/16	Barclays Capital Group	JPY	38,864	345,668	345,716	(48)
Expiring 05/09/16	Morgan Stanley	JPY	38,864	346,544	345,716	828
Expiring 06/15/16	Hong Kong & Shanghai Bank	JPY	50,102	450,481	446,196	4,285
Mexican Peso,
Expiring 04/05/16	Hong Kong & Shanghai Bank	MXN	605	33,319	35,001	(1,682)
New Zealand Dollar,
Expiring 04/05/16	Standard Chartered PLC	NZD	558	367,176	385,587	(18,411)
Expiring 04/06/16	Citigroup Global Markets	NZD	175	114,040	120,923	(6,883)
Expiring 04/06/16	Deutsche Bank AG	NZD	205	136,479	141,651	(5,172)
Expiring 04/06/16	Hong Kong & Shanghai Bank	NZD	205	135,127	141,651	(6,524)
Expiring 04/06/16	JPMorgan Chase	NZD	205	138,286	141,651	(3,365)
Expiring 05/04/16	UBS AG	NZD	554	383,601	382,228	1,373

				$56,958,409	$58,055,066	(1,096,657)

						$(1,067,085)

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/18/16	Buy	EUR	105	GBP	83	$384	Hong Kong & Shanghai Bank
04/18/16	Buy	GBP	83	EUR	105	(976)	Goldman Sachs & Co.
04/18/16	Buy	GBP	83	EUR	105	(469)	Hong Kong & Shanghai Bank
05/16/16	Buy	GBP	80	JPY	13,714	(7,102)	Barclays Capital Group
05/16/16	Buy	GBP	100	JPY	15,755	3,474	Deutsche Bank AG
05/16/16	Buy	GBP	75	JPY	13,519	(12,545)	Goldman Sachs & Co.
05/16/16	Buy	JPY	13,724	GBP	80	7,185	Barclays Capital Group

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
05/16/16	Buy	JPY	15,633	GBP	100	$ (4,559)	Barclays Capital Group
05/16/16	Buy	JPY	13,557	GBP	80	5,705	Deutsche Bank AG

						$ (8,903)

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	357	01/18/21	0.740%	EURO CPI(2)	$ 9,152	$ —	$ 9,152	Deutsche Bank AG
EUR	357	01/18/21	0.740%	EURO CPI(2)	8,218	—	8,218	Deutsche Bank AG
EUR	357	01/18/21	0.740%	EURO CPI(2)	(3,656)	—	(3,656)	Deutsche Bank AG
EUR	357	01/18/21	0.740%	EURO CPI(2)	(3,983)	—	(3,983)	Deutsche Bank AG
	16,610	03/03/18	1.350%	USCPIU(1)	90,091	—	90,091	Goldman Sachs & Co.
	7,830	03/21/18	1.659%	USCPIU(1)	(600)	—	(600)	JPMorgan Chase
	4,125	09/22/20	1.430%	USCPIU(2)	(13,992)	—	(13,992)	Deutsche Bank AG
	2,000	11/20/25	1.865%	USCPIU(1)	(12,350)	—	(12,350)	Bank of America
	2,000	11/27/25	1.938%	USCPIU(1)	(25,856)	—	(25,856)	Goldman Sachs & Co.
	6,030	02/10/26	1.547%	USCPIU(2)	(185,713)	—	(185,713)	JPMorgan Chase
	1,320	02/16/46	1.670%	USCPIU(2)	(128,790)	—	(128,790)	Citigroup Global Markets

					$(267,479)	$ —	$(267,479)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
760	08/31/20	1.130%	6 Month LIBOR(1)	$ —	$ 604	$ 604
760	01/14/21	1.510%	6 Month LIBOR(1)	—	(13,659)	(13,659)
350	08/15/41	2.070%	6 Month LIBOR(1)	—	5,660	5,660

				$ —	$ (7,395)	$ (7,395)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.25.V1	12/20/20	5.000%	14,180	$ (175,483)	$ 608,181	$ 783,664
CDX.NA.IG.26.V1	06/20/21	1.000%	32,500	328,751	28,719	(300,032)

				$ 153,268	$ 636,900	$ 483,632

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	300	*	$ 34,693	$ —	$ 34,693	Deutsche Bank AG

Cash of $1,629,377 has been segregated with Barclays Capital Group and Goldman Sachs & Co. to cover requirement for open centrally cleared interest rate and credit default swap contracts as of March 31, 2016.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
			Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month
Bank of America	09/01/16	170	U.S. Treasury Bill Rate Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month	$ 72,831	$ —	$ 72,831
Deutsche Bank AG	06/22/16	117	LIBOR +23bps Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month	6,328,883	—	6,328,883
JPMorgan Chase	09/01/16	1,160	U.S. Treasury Bill Rate	(3,661)	—	(3,661)

				$6,398,053	$ —	$6,398,053

(1)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$308,422,227	$134,536,248	$—
Exchange Traded Funds	163,756,394	—	—
Preferred Stocks	2,034,300	4,700,372	2,584,966
Rights	—	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	3,560,726	—
Non-Residential Mortgage-Backed Securities	—	46,206,794	—
Residential Mortgage-Backed Securities	—	3,854,407	—
Bank Loans	—	23,973,221	279,616
Commercial Mortgage-Backed Securities	—	58,954,314	—
Convertible Bonds	—	1,014,530	—
Corporate Bonds	—	500,665,033	—
Foreign Government Bonds	—	8,257,848	—
Municipal Bonds	—	3,955,410	—
Residential Mortgage-Backed Securities	—	24,062,926	—
U.S. Government Agency Obligations	—	239,076,265	—
U.S. Treasury Obligations	—	78,660,583	—
Affiliated Mutual Fund	822,783,472	—	—
Options Purchased	—	166,462	—
Short Sales – U.S. Government Agency Obligations	—	(36,312,433)	—
Options Written	—	(124,860)	—
Other Financial Instruments*
Futures	4,543,505	—	—
OTC Forward Foreign Currency Contracts	—	(1,067,085)	—
OTC Cross Currency Exchange Contracts	—	(8,903)	—
OTC Interest Rate Swaps	—	(267,479)	—
Centrally Cleared Interest Rate Swaps	—	(7,395)	—
OTC Credit Default Swaps	—	34,693	—
Centrally Cleared Credit Default Swaps	—	483,632	—
OTC Total Return Swaps	—	6,398,053	—

Total	$1,301,539,898	$1,100,773,362	$2,864,582

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$518,325
Equity contracts	11,466,234
Foreign exchange contracts	(2,021,659)
Interest rate contracts	161,668

Total	$10,124,568

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.6%
EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF(a)	27,032	$ 2,849,714
iShares Core S&P 500 ETF	325,440	67,252,176
iShares Core U.S. Aggregate Bond ETF	1,226,707	135,968,204
iShares iBoxx $ High Yield Corporate Bond ETF(a)	111,938	9,144,215
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	51,840	6,159,629
iShares Intermediate Credit Bond ETF(a)	110,061	12,073,692
iShares MSCI EAFE ETF(a)	830,377	47,439,438
iShares Russell 2000 ETF(a)	128,610	14,226,838

TOTAL EXCHANGE TRADED FUNDS (cost $296,911,782)		295,113,906

SHORT-TERM INVESTMENT — 32.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $104,554,975; includes $70,969,961 of cash collateral for securities on loan)(b)(w)	104,554,975	104,554,975

Value
TOTAL INVESTMENTS — 124.1% (cost $401,466,757)	$399,668,881
Liabilities in excess of other assets(z) — (24.1)%	(77,743,673)

NET ASSETS — 100.0%	$321,925,208

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,046,568; cash collateral of $70,969,961 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
100	10 Year Euro-Bund	Jun. 2016	$18,559,051	$18,584,222	$25,171
166	S&P 500 E-Mini	Jun. 2016	16,891,360	17,027,450	136,090

					161,261

Short Positions:
122	10 Year U.S. Treasury Notes	Jun. 2016	15,925,798	15,907,656	18,142
91	Euro Currency	Jun. 2016	12,735,339	12,981,150	(245,811)

					(227,669)

					$(66,408)

(1)    Cash of $1,532,350 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$104,554,975	$—	$—
Exchange Traded Funds	295,113,906	—	—
Other Financial Instruments*
Futures	(66,408)	—	—

Total	$399,602,473	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BLACKROCK iSHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$136,090
Foreign exchange contracts	(245,811)
Interest rate contracts	43,313

Total	$(66,408)

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.0%

ASSET-BACKED SECURITIES — 8.8%

Collateralized Loan Obligations — 3.0%
Ares XXIII CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR1, 144A	2.515%	(c)	04/19/23	5,225	$5,215,291
Atrium VII (Cayman Islands), Series 7A, Class BR, 144A	2.071%	(c)	11/16/22	1,735	1,713,386
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.944%	(c)	07/20/23	1,850	1,840,165
Cent CLO LP (Cayman Islands), Series 2012-16A, Class A2R, 144A	2.579%	(c)	08/01/24	3,500	3,512,177
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.486%	(c)	11/27/24	2,000	1,949,417
Flatiron CLO Ltd. (Cayman Islands), Series 2011-1A, Class A, 144A	2.172%	(c)	01/15/23	6,577	6,551,156
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	2.038%	(c)	11/20/23	5,400	5,377,196

					26,158,788

Non-Residential Mortgage-Backed Securities — 5.2%
Avalon IV Capital Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	2.139%	(c)	04/17/23	950	940,437
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	5,920	5,919,139
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	3,000	2,998,585
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,289,424
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,352,216
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.636%	(c)	12/15/28	900	875,619
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,941,647
SLC Student Loan Trust, Series 2006-2, Class A5	0.734%	(c)	09/15/26	2,300	2,219,474
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3	1.034%	(c)	06/15/33	6,683	6,160,707
SLM Student Loan Trust, Series 2005-3, Class A5	0.709%	(c)	10/25/24	1,963	1,921,508
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	1.036%	(c)	07/17/23	5,210	5,185,195
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	4,297	4,270,816
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,542,963

					44,617,730

Residential Mortgage-Backed Securities — 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.381%	(c)	09/25/34	1,123	1,026,003
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.436%	(c)	10/25/37	2,442	2,231,875
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	1.136%	(c)	07/25/32	3	2,165
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	1.176%	(c)	08/25/32	98	84,919
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.556%	(c)	07/25/37	718	418,332

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First NLC Trust, Series 2007-1, Class A1, 144A	0.506%	(c)	08/25/37	1,505	$702,358
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.796%	(c)	11/25/34	120	100,851
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.566%	(c)	05/25/37	1,051	672,672

					5,239,175

TOTAL ASSET-BACKED SECURITIES (cost $77,904,042)					76,015,693

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	1.656%	(c)	01/15/28	4,600	4,561,030
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.180%	(c)	02/10/51	2,052	2,177,387
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class A, 144A	2.136%	(c)	07/15/30	3,250	3,224,222
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM	5.343%		12/15/39	3,000	3,036,020
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	3,403	3,423,061
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,829,398
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A	5.397%		05/15/45	3,932	3,941,917
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%		12/15/44	2,204	2,289,566
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	4,214	4,391,441
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	1.588%	(c)	08/14/31	4,079	4,062,516
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	4,088	4,200,128
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class A4FL, 144A	0.591%	(c)	10/15/48	4,195	4,163,917
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C31, Class A5FL, 144A	0.651%	(c)	04/15/47	4,600	4,477,025

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,283,687

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $54,475,468)					54,061,315

CORPORATE OBLIGATIONS — 25.4%

Agriculture — 0.8%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.850%		06/15/18	1,700	1,713,894
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.375%		02/25/19	495	496,577
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%		02/25/21	505	507,556
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	3,800	3,875,878

					6,593,905

Airlines — 0.6%
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	162	169,702

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Airlines (cont’d.)
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates^	9.750%	04/22/20	2,966	$3,321,392
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%	04/01/21	1,252	1,383,556

				4,874,650

Auto Manufacturers — 2.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%	12/06/17	3,800	3,771,986
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	7,200	7,212,852
General Motors Financial Co., Inc., Gtd. Notes	3.000%	09/25/17	4,900	4,943,463
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	1,110	1,123,274
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	1,600	1,626,629
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.400%	10/30/18	750	755,004
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.000%	03/08/19	1,220	1,229,653
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	4.600%	04/12/16	1,700	1,701,457
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%	05/22/18	1,881	1,854,640

				24,218,958

Banks — 5.7%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	3,700	3,971,843
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	2,400	2,440,584
Bank of America Corp., Sr. Unsec’d. Notes	2.650%	04/01/19	2,575	2,620,199
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%	09/15/17	4,000	4,261,016
Capital One NA, Sr. Unsec’d. Notes	2.350%	08/17/18	3,200	3,216,474
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	3,400	3,459,500
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT	2.300%	12/03/18	1,160	1,166,555
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%	05/25/16	900	900,693
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%	05/25/16	500	502,705
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%	06/26/17	500	519,955
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	2,976	3,045,493
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	01/18/18	1,000	1,072,391
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.625%	05/15/18	6,332	6,344,993
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	200	226,190
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.375%	07/23/19	5,079	5,132,385
Royal Bank of Canada (Canada), Covered Bonds	1.200%	09/19/17	10,000	9,990,100
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	1.250%	07/20/16	200	200,355

				49,071,431

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	1.900%	02/01/19	3,905	3,960,763
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	2,385	2,450,795

				6,411,558

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	1,470	1,503,781
Amgen, Inc., Sr. Unsec’d. Notes	5.700%	02/01/19	1,985	2,213,878
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,055	1,085,752

				4,803,411

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Computers — 0.6%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	5,149	$5,235,462

Diversified Financial Services — 2.3%
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		09/04/18	5,310	5,276,478
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17	2,100	2,089,500
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17	2,100	2,138,472
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	806	819,512
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	1,500	1,440,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	200	203,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	500	501,250
Lehman Brothers Holdings, Inc., MTN(d)	3.011%	(s)	12/23/10	4,200	308,700
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	4,400	4,386,391
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	345,737
Visa, Inc., Sr. Unsec’d. Notes	2.200%		12/14/20	2,010	2,059,934

					19,568,974

Food — 0.5%
Kraft Heinz Foods Co., Gtd. Notes, 144A	2.000%		07/02/18	4,450	4,491,176

Healthcare-Products — 0.3%
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	2,140	2,163,429
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	798,436

					2,961,865

Healthcare-Services — 0.7%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	4,500	4,747,500
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	1,000	1,024,400

					5,771,900

Home Builders — 0.5%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	2,500	2,500,000
Lennar Corp., Gtd. Notes	4.500%		06/15/19	1,500	1,548,750

					4,048,750

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	3,050	3,269,701
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21	2,505	2,561,079
Berkshire Hathaway Finance Corp., Gtd. Notes	1.700%		03/15/19	370	375,134
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19	2,000	2,018,032
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	4,300	4,366,242

					12,590,188

Lodging — 0.3%
MGM Resorts International, Gtd. Notes	6.875%		04/01/16	200	200,000
MGM Resorts International, Gtd. Notes	7.500%		06/01/16	2,800	2,821,000

					3,021,000

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Machinery-Diversified — 0.6%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,800	$5,160,000

Media — 1.3%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	3.579%	07/23/20	2,165	2,212,277
Comcast Corp., Gtd. Notes	5.150%	03/01/20	1,255	1,412,137
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	2,200	2,244,000
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	5,265	5,319,635

				11,188,049

Oil & Gas — 0.2%
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	2,180	2,177,441

Oil & Gas Services — 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%	12/21/18	1,650	1,660,824

Pharmaceuticals — 1.7%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800%	05/14/18	7,275	7,323,859
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	900	909,750
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	600	602,558
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	4,200	4,456,301
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	1,250	1,248,798

				14,541,266

Real Estate Investment Trusts (REITs) — 0.5%
Ventas Realty LP/ Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	4,400	4,405,667

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	1.900%	07/20/18	2,000	2,029,186
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,665	1,706,690
McDonald’s Corp., Sr. Unsec’d. Notes	2.750%	12/09/20	920	952,870
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	2,200	2,206,816

				6,895,562

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	1,060	1,074,120
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,175	2,278,313
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.350%	06/09/17	6,909	6,928,815
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%	09/15/16	300	302,310
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	2,436	2,562,833
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	224	253,792

				13,400,183

Trucking & Leasing — 0.7%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	3.875%	09/27/16	3,300	3,316,500
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	1,000	1,007,254

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20	1,561	$1,552,152

					5,875,906

TOTAL CORPORATE OBLIGATIONS (cost $217,620,083)					218,968,126

FOREIGN GOVERNMENT BONDS — 1.8%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	6.000%		04/07/26	343	348,145
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN	4.750%		06/25/19	EUR 1,210	1,449,836
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.750%		01/08/26	219	229,754
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16	2,461	2,504,904
Mexican Bonos (Mexico), Bonds	5.750%		03/05/26	MXN 3,300	188,135
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN 1,700	103,122
Mexican Bonos (Mexico), Bonds	7.750%		05/29/31	MXN 3,300	215,364
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN 6,800	505,266
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN 4,000	260,696
Mexican Udibonos (Mexico), Bonds	3.500%		12/14/17	MXN 344	112,379
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	2.875%		07/21/26	EUR 2,045	2,310,847
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR 5,495	6,949,745
Russian Federal Bond-OFZ (Russia), Bonds	7.000%		08/16/23	RUB 1,710	22,856

TOTAL FOREIGN GOVERNMENT BONDS (cost $14,996,496)					15,201,049

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	951	945,479
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.839%	(c)	04/25/22	677	665,816
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.746%	(c)	09/20/34	176	173,703
Banc of America Funding Corp., Series 2005-D, Class A1	2.826%	(c)	05/25/35	239	242,902
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35	347	344,139
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	913	829,738
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.801%	(c)	04/25/33	47	47,188
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.971%	(c)	01/25/34	201	202,938
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.003%	(c)	02/25/34	221	214,380
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.341%	(c)	11/25/34	2,671	2,485,108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.380%	(c)	08/25/35	229	229,857
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.792%	(c)	09/25/35	1,520	1,259,728
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.521%	(c)	01/25/36	2,042	1,656,429

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.775%	(c)	01/26/36	2,595	$1,988,066
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1^	2.414%	(c)	12/26/46	2,790	1,980,699
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.430%	(c)	09/25/35	409	406,089
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.070%	(c)	09/25/35	86	82,992
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	51	52,020
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.463%	(c)	01/25/34	219	217,784
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	1.116%	(c)	02/25/35	595	511,777
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	536	540,683
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.726%	(c)	04/25/35	900	743,108
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.390%	(c)	04/25/35	895	731,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.776%	(c)	06/25/35	1,028	908,051
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.331%	(c)	06/25/33	572	556,305
Fannie Mae REMICS, Series 1988-22, Class A	1.914%	(c)	08/25/18	1	876
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	17	19,184
Fannie Mae REMICS, Series 2004-11, Class A	0.556%	(c)	03/25/34	201	199,986
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.455%	(c)	05/25/35	179	189,100
Fannie Mae REMICS, Series 2007-114, Class A6	0.636%	(c)	10/27/37	6,475	6,446,334
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,131	1,342,996
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	734	870,709
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.722%	(c)	07/25/44	885	930,105
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.485%	(c)	10/25/44	3,148	3,199,682
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.476%	(c)	12/25/36	1,449	1,439,651
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	2,357	2,506,419
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	3.172%	(c)	06/25/34	159	160,834
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	3.160%	(c)	06/25/34	522	503,648
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28	446	521,482
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.896%	(c)	06/25/45	362	311,127
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.277%	(c)	06/25/34	55	52,291
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	2.805%	(c)	11/25/35	508	454,922
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.852%	(c)	04/25/36	1,896	1,669,786
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.007%	(c)	08/19/34	822	776,628
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.706%	(c)	10/25/35	511	465,796

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	2.681%	(c)	11/25/33		331	$331,933
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	2.796%	(c)	07/25/35		392	389,172
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.439%	(c)	10/25/35		683	641,820
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, MTN, 144A	5.112%		03/25/34		1,130	1,087,717
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.808%	(c)	11/06/17		2,654	2,651,108
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34		123	117,956
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.680%	(c)	07/19/35		508	448,783
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.564%	(c)	09/25/33		1,239	1,215,914
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.666%	(c)	04/25/45		884	819,339
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.351%	(c)	02/25/46		1,069	965,083
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.351%	(c)	08/25/46		604	492,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.786%	(c)	12/25/33		81	81,349
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.761%	(c)	02/25/35		523	514,184

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $52,664,715)						49,834,282

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
Federal Home Loan Mortgage Corp.	2.574%	(c)	01/01/34		35	37,354
Federal Home Loan Mortgage Corp.	2.710%	(c)	12/01/26		9	9,398
Federal Home Loan Mortgage Corp.	2.754%	(c)	07/01/29		28	29,021
Federal Home Loan Mortgage Corp.	3.000%		TBA	(t)	11,155	11,661,330
Federal Home Loan Mortgage Corp.	3.500%		TBA	(t)	5,000	5,276,730
Federal National Mortgage Assoc.	2.180%	(c)	01/01/25		4	3,657
Federal National Mortgage Assoc.	2.500%		TBA	(t)	6,000	6,159,375
Federal National Mortgage Assoc.	2.520%	(c)	04/01/32		7	7,592
Federal National Mortgage Assoc.	2.645%	(c)	12/01/29		27	27,954
Federal National Mortgage Assoc.	2.709%	(c)	06/01/45		6,066	6,257,493
Federal National Mortgage Assoc.	3.000%		TBA	(t)	6,010	6,277,633
Federal National Mortgage Assoc.	3.164%	(c)	06/01/45		4,943	5,162,943
Federal National Mortgage Assoc.	3.500%		TBA	(t)	5,000	5,280,050
Federal National Mortgage Assoc.	4.000%		12/01/41		475	510,480
Federal National Mortgage Assoc.	4.000%		TBA	(t)	3,000	3,125,734
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41		573	625,499
Federal National Mortgage Assoc.	4.500%		TBA	(t)	3,000	3,104,004
Federal National Mortgage Assoc.	5.000%	(c)	04/01/24		5	5,073
Government National Mortgage Assoc.	1.750%	(c)	05/20/24-06/20/26		102	105,363
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-11/20/29		91	94,253
Government National Mortgage Assoc.	2.500%	(c)	09/20/17		2	2,150

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $53,309,824)						53,763,086

U.S. TREASURY OBLIGATIONS — 47.7%
U.S. Treasury Notes	0.500%		02/28/17-04/30/17		39,000	38,952,420
U.S. Treasury Notes	0.750%		03/15/17-02/15/19		197,920	197,962,012

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.875%	04/15/17	46,500	$46,610,810
U.S. Treasury Notes	1.000%	03/15/19	80,810	81,125,644
U.S. Treasury Notes	1.250%	12/15/18	8,260	8,353,569
U.S. Treasury Notes	1.375%	09/30/20	6,055	6,105,614
U.S. Treasury Notes	1.625%	07/31/19	22,060	22,542,563
U.S. Treasury Notes	1.750%	10/31/20	9,000	9,221,130
U.S. Treasury Notes	2.250%	11/15/25	500	520,371

TOTAL U.S. TREASURY OBLIGATIONS (cost $410,152,805)				411,394,133

TOTAL LONG-TERM INVESTMENTS (cost $881,123,433)				879,237,684

SHORT-TERM INVESTMENTS — 5.3%

			Shares

AFFILIATED MUTUAL FUND — 5.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $45,567,736)(w)			45,567,736	45,567,736

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
Currency Option USD vs BRL,
expiring 05/18/16, @ FX Rate 3.85	Goldman Sachs & Co.	12	1,255
Currency Option USD vs CNH,
expiring 05/16/16, @ FX Rate 6.62	Deutsche Bank AG	20	226
Currency Option USD vs KRW,
expiring 05/19/16, @ FX Rate 1,165.00	Deutsche Bank AG	15	1,516
Currency Option USD vs TRY,
expiring 04/22/16, FX Rate 2.90	BNP Paribas	10	3
expiring 04/22/16, @ FX Rate 2.95	BNP Paribas	17	233

			3,233

Put Options
Currency Option USD vs MXN,
expiring 04/26/16, @ FX Rate 17.30	Deutsche Bank AG	21	399

TOTAL OPTIONS PURCHASED (cost $9,432)			3,632

TOTAL SHORT-TERM INVESTMENTS (cost $45,577,168)			45,571,368

TOTAL INVESTMENTS — 107.3% (cost $926,700,601)			924,809,052
Liabilities in excess of other assets(z) — (7.3)%			(63,111,554)

NET ASSETS — 100.0%			$861,697,498

See the Glossary for abbreviations used in the quarterly schedule of porfolio holdings.

*	Non - income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,302,091 and 0.6% of net assets.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(j)	The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $39,165,000 is approximately 4.5% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
177	90 Day Euro Dollar	Dec. 2016	$43,887,212	$43,884,938	$(2,274)
835	2 Year U.S. Treasury Notes	Jun. 2016	182,337,669	182,656,250	318,581

					316,307

Short Positions:
177	90 Day Euro Dollar	Dec. 2017	43,794,287	43,792,013	2,274
405	5 Year U.S. Treasury Notes	Jun. 2016	48,714,611	49,071,445	(356,834)
57	10 Year U.S. Treasury Notes	Jun. 2016	7,370,475	7,432,266	(61,791)
31	10 Year U.S. Ultra Treasury Bonds	Jun. 2016	4,315,252	4,363,250	(47,998)

					(464,349)

					$(148,042)

(1)	Cash of $243,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/16	BNP Paribas	BRL	115	$30,850	$32,019	$1,169
British Pound,
Expiring 04/29/16	Hong Kong & Shanghai Bank	GBP	1,490	2,131,649	2,140,199	8,550
Canadian Dollar,
Expiring 04/11/16	Citigroup Global Markets	CAD	174	134,000	134,172	172
Chilean Peso,
Expiring 04/14/16	BNP Paribas	CLP	54,474	79,800	81,214	1,414
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	36,020	53,200	53,702	502
Colombian Peso,
Expiring 04/22/16	Credit Suisse First Boston Corp.	COP	207,550	66,667	69,130	2,463
Euro,
Expiring 04/14/16	Goldman Sachs & Co.	EUR	99	109,416	112,699	3,283
Expiring 04/29/16	Hong Kong & Shanghai Bank	EUR	3,840	4,256,955	4,373,297	116,342
Japanese Yen,
Expiring 04/18/16	Deutsche Bank AG	JPY	4,050	35,619	36,005	386
Expiring 04/18/16	Hong Kong & Shanghai Bank	JPY	18,692	166,000	166,176	176
Expiring 04/18/16	Morgan Stanley	JPY	18,848	166,000	167,565	1,565
Expiring 04/18/16	Morgan Stanley	JPY	5,680	50,297	50,497	200
Expiring 04/18/16	Morgan Stanley	JPY	5,613	49,703	49,899	196
Mexican Peso,
Expiring 04/01/16	Deutsche Bank AG	MXN	1,526	84,000	88,310	4,310
Expiring 04/04/16	Goldman Sachs & Co.	MXN	2,984	166,000	172,645	6,645
Expiring 04/05/16	BNP Paribas	MXN	1,739	100,000	100,610	610
Expiring 04/06/16	State Street Bank	MXN	1,948	108,257	112,700	4,443

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/22/16	Citigroup Global Markets	MXN	4,215	$243,265	$243,479	$ 214
Expiring 04/28/16	BNP Paribas	MXN	4,173	240,000	240,910	910
Expiring 04/28/16	Hong Kong & Shanghai Bank	MXN	18	1,067	1,066	(1)
Expiring 04/29/16	Citigroup Global Markets	MXN	37,424	2,110,000	2,160,318	50,318
Expiring 07/06/16	Hong Kong & Shanghai Bank	MXN	2,085	115,537	119,607	4,070
Expiring 07/20/16	Hong Kong & Shanghai Bank	MXN	2,020	111,812	115,730	3,918
Polish Zloty,
Expiring 04/15/16	JPMorgan Chase	PLN	1,208	294,311	323,658	29,347
Expiring 04/15/16	Royal Bank of Scotland Group PLC	PLN	1,219	295,412	326,516	31,104
Russian Ruble,
Expiring 04/07/16	Deutsche Bank AG	RUB	6,164	85,000	91,556	6,556
Expiring 04/15/16	Deutsche Bank AG	RUB	4,484	62,000	66,448	4,448
Expiring 04/15/16	JPMorgan Chase	RUB	12,347	172,000	182,949	10,949
Expiring 04/18/16	JPMorgan Chase	RUB	7,114	103,000	105,318	2,318
Expiring 04/25/16	Deutsche Bank AG	RUB	5,848	86,000	86,392	392
Expiring 05/04/16	Deutsche Bank AG	RUB	5,335	79,222	78,619	(603)
South African Rand,
Expiring 04/01/16	Bank of New York Mellon	ZAR	1,334	85,000	90,370	5,370
Expiring 04/11/16	BNP Paribas	ZAR	1,449	93,750	97,954	4,204
Turkish Lira,
Expiring 04/13/16	BNP Paribas	TRY	293	103,000	103,731	731

				$12,068,789	$12,375,460	306,671

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/16	BNP Paribas	BRL	124	$30,850	$34,478	$ (3,628)
British Pound,
Expiring 04/29/16	JPMorgan Chase	GBP	1,490	2,110,187	2,140,199	(30,012)
Canadian Dollar,
Expiring 04/11/16	UBS AG	CAD	179	134,000	138,019	(4,019)
Chilean Peso,
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	63,706	93,100	94,979	(1,879)
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	27,285	39,900	40,678	(778)
Colombian Peso,
Expiring 04/22/16	Credit Suisse First Boston Corp.	COP	204,275	66,667	68,039	(1,372)
Expiring 05/02/16	Credit Suisse First Boston Corp.	COP	302,900	100,000	100,831	(831)
Euro,
Expiring 04/04/16	Bank of New York Mellon	EUR	100	108,519	113,804	(5,285)
Expiring 04/05/16	Hong Kong & Shanghai Bank	EUR	5,880	6,594,743	6,691,856	(97,113)
Expiring 04/05/16	Morgan Stanley	EUR	1,106	1,205,255	1,258,707	(53,452)
Expiring 04/14/16	UBS AG	EUR	99	107,376	112,699	(5,323)
Expiring 04/29/16	Hong Kong & Shanghai Bank	EUR	3,840	4,178,039	4,373,297	(195,258)
Expiring 05/04/16	Deutsche Bank AG	EUR	69	79,222	78,596	626
Expiring 05/04/16	Morgan Stanley	EUR	9,465	10,791,804	10,781,248	10,556
Mexican Peso,
Expiring 04/01/16	Citigroup Global Markets	MXN	1,510	84,000	87,381	(3,381)
Expiring 04/04/16	Goldman Sachs & Co.	MXN	1,735	99,600	100,361	(761)
Expiring 04/05/16	Goldman Sachs & Co.	MXN	1,736	100,000	100,433	(433)
Expiring 04/06/16	Bank of New York Mellon	MXN	6,246	342,236	361,345	(19,109)
Expiring 04/22/16	Goldman Sachs & Co.	MXN	1,769	100,000	102,154	(2,154)
Expiring 04/28/16	Citigroup Global Markets	MXN	2,210	119,554	127,602	(8,048)
Expiring 04/28/16	JPMorgan Chase	MXN	1,804	100,433	104,162	(3,729)
Expiring 04/29/16	State Street Bank	MXN	37,725	2,110,000	2,177,731	(67,731)
Expiring 05/04/16	Morgan Stanley	MXN	3,631	197,613	209,489	(11,876)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/23/16	Citigroup Global Markets	MXN	3,206	$ 183,632	$ 184,619	$ (987)
Expiring 05/26/16	Bank of New York Mellon	MXN	1,432	82,450	82,452	(2)
Expiring 06/06/16	Citigroup Global Markets	MXN	4,298	247,618	247,236	382
Expiring 06/06/16	JPMorgan Chase	MXN	3,824	219,451	219,977	(526)
Expiring 07/06/16	BNP Paribas	MXN	2,020	112,675	115,919	(3,244)
Expiring 07/06/16	BNP Paribas	MXN	2,004	111,760	114,978	(3,218)
Expiring 07/06/16	UBS AG	MXN	1,921	105,888	110,219	(4,331)
Expiring 07/08/16	State Street Bank	MXN	1,907	105,120	109,382	(4,262)
Expiring 07/20/16	State Street Bank	MXN	2,073	112,821	118,809	(5,988)
Expiring 07/20/16	State Street Bank	MXN	1,943	104,659	111,366	(6,707)
Polish Zloty,
Expiring 04/15/16	Hong Kong & Shanghai Bank	PLN	2,581	644,190	691,579	(47,389)
Russian Ruble,
Expiring 04/01/16	Deutsche Bank AG	RUB	2,663	37,500	39,623	(2,123)
Expiring 04/07/16	Deutsche Bank AG	RUB	6,091	85,000	90,471	(5,471)
Expiring 04/15/16	Deutsche Bank AG	RUB	15,422	225,250	228,508	(3,258)
Expiring 04/15/16	Deutsche Bank AG	RUB	600	8,750	8,897	(147)
Expiring 04/18/16	Deutsche Bank AG	RUB	2,583	37,500	38,233	(733)
Expiring 04/18/16	Deutsche Bank AG	RUB	2,267	32,750	33,560	(810)
Expiring 04/25/16	JPMorgan Chase	RUB	6,027	86,000	89,035	(3,035)
Expiring 05/20/16	Morgan Stanley	RUB	1,438	17,597	21,107	(3,510)
South African Rand,
Expiring 04/01/16	JPMorgan Chase	ZAR	1,368	85,000	92,624	(7,624)
Expiring 04/11/16	Bank of New York Mellon	ZAR	1,451	93,750	98,036	(4,286)
Expiring 04/25/16	BNP Paribas	ZAR	1,290	84,000	86,952	(2,952)
South Korean Won,
Expiring 04/18/16	Hong Kong & Shanghai Bank	KRW	198,768	166,000	173,727	(7,727)
Expiring 04/18/16	JPMorgan Chase	KRW	197,001	166,000	172,182	(6,182)
Expiring 04/18/16	JPMorgan Chase	KRW	119,590	100,000	104,524	(4,524)

				$32,148,459	$32,782,103	(633,644)

						$(326,973)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
04/18/16	Buy	EUR	70	PLN	301	(955)	State Street Bank
04/04/16	Buy	EUR	325	RUB	25,316	(6,279)	Citigroup Global Markets
04/04/16	Buy	RUB	6,096	EUR	72	8,477	BNP Paribas
04/04/16	Buy	RUB	21,244	EUR	253	27,903	Deutsche Bank AG

						$29,146

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements:
CNY 2,855	11/12/17	2.255%	7 Day China Fixing Repo Rates(1)	$ 33	$ 1	$ 32	Deutsche Bank AG

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements (cont’d.):
COP	2,775,632	05/23/16	6.440%	90 Day Colombian Interbank Rate(1)	$ 327	$ —	$ 327	Credit Suisse First Boston Corp.
COP	1,861,704	08/22/16	6.640%	90 Day Colombian Interbank Rate(1)	4,726	—	4,726	Credit Suisse First Boston Corp.
MXN	1,742	07/17/25	6.325%	28 day Mexican interbank rate(1)	2,660	—	2,660	Citigroup Global Markets
MXN	5,260	08/06/25	6.330%	28 day Mexican interbank rate(1)	7,534	(56)	7,590	Citigroup Global Markets
MXN	6,621	08/11/25	4.066%	28 day Mexican interbank rate(2)	(9,483)	69	(9,552)	Deutsche Bank AG
MXN	1,784	08/11/25	4.066%	28 day Mexican interbank rate(2)	(2,578)	18	(2,596)	Bank of America
MXN	1,784	08/11/25	4.066%	28 day Mexican interbank rate(2)	(2,578)	18	(2,596)	Bank of America
MXN	5,061	01/30/26	5.960%	28 day Mexican interbank rate(1)	(2,120)	(73)	(2,047)	Citigroup Global Markets
MXN	4,270	02/23/26	6.240%	28 day Mexican interbank rate(1)	3,787	(15)	3,802	Goldman Sachs & Co.
MXN	3,662	02/23/26	6.225%	28 day Mexican interbank rate(1)	2,988	(12)	3,000	Citigroup Global Markets

					$ 5,296	$ (50)	$ 5,346

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
11,000	02/29/20	1.359%	3 Month LIBOR(2)	$ —	$ (131,486)	$ (131,486)
10,910	02/29/20	1.374%	3 Month LIBOR(2)	—	(136,562)	(136,562)
5,880	02/29/20	1.318%	3 Month LIBOR(2)	—	(60,514)	(60,514)
5,440	02/29/20	1.350%	3 Month LIBOR(2)	—	(65,950)	(65,950)
5,440	02/29/20	1.320%	3 Month LIBOR(2)	—	(59,655)	(59,655)
4,840	02/29/20	1.318%	3 Month LIBOR(2)	—	(50,077)	(50,077)
21,755	05/31/20	1.622%	3 Month LIBOR(1)	—	471,567	471,567

				$ —	$ (32,677)	$ (32,677)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	06/20/21	1.000%	104	3.500%	$ (12,245)	$ (11,898)	$ (347)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	97	1.959%	(4,494)	(5,394)	900	Barclays Capital Group

					$ (16,739)	$ (17,292)	$ 553

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Malaysian Federation	03/20/21	1.000%	408	1.519%	$ 10,304	$ 11,592	$ (1,288)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	365	1.045%	709	2,993	(2,284)	JPMorgan Chase
Republic of South Africa	06/20/21	1.000%	335	2.948%	31,034	39,008	(7,974)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	250	2.948%	23,166	27,693	(4,527)	JPMorgan Chase
Republic of South Africa	06/20/21	1.000%	205	2.948%	18,986	21,813	(2,827)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	180	2.948%	16,679	20,167	(3,488)	Bank of America
Republic of South Africa	06/20/21	1.000%	115	2.948%	10,650	12,384	(1,734)	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%	105	2.948%	9,725	12,170	(2,445)	Goldman Sachs & Co.
Republic of South Africa	06/20/21	1.000%	100	2.948%	9,266	11,193	(1,927)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	85	2.948%	7,872	9,820	(1,948)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	2	2.948%	185	221	(36)	Citigroup Global Markets

					$138,576	$169,054	$(30,478)

Cash of $238,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 26,158,788	$ —
Non-Residential Mortgage-Backed Securities	—	44,617,730	—
Residential Mortgage-Backed Securities	—	5,239,175	—
Commercial Mortgage-Backed Securities	—	54,061,315	—
Corporate Obligations	—	215,646,734	3,321,392
Foreign Government Bonds	—	15,201,049	—
Residential Mortgage-Backed Securities	—	47,853,583	1,980,699
U.S. Government Agency Obligations	—	53,763,086	—
U.S. Treasury Obligations	—	411,394,133	—
Affiliated Mutual Fund	45,567,736	—	—
Options Purchased	—	3,632	—
Other Financial Instruments*
Futures Contracts	(148,042)	—	—
OTC Forward Foreign Currency Contracts	—	(326,973)	—
OTC Cross Currency Exchange Contracts	—	29,146	—
OTC interest rate swaps	—	5,296	—
Centrally cleared interest rate swaps	—	(32,677)	—
OTC credit default swaps	—	121,837	—

Total	$45,419,694	$ 873,735,854	$5,302,091

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and Over-The-Counter swap contracts which are recorded at fair value.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.6%
EXCHANGE TRADED FUNDS
iShares 10+ Year Credit Bond ETF	37,047	$2,196,146
iShares 1-3 Year Credit Bond ETF	50,388	5,311,903
iShares CMBS ETF	30,174	1,569,651
iShares Core High Dividend ETF	24,117	1,881,367
iShares Emerging Markets Dividend ETF	19,409	636,421
iShares Europe ETF	20,197	789,905
iShares iBoxx $ High Yield Corporate Bond ETF	96,170	7,856,127
iShares Intermediate Credit Bond ETF	11,425	1,253,323
iShares International Developed Real Estate ETF	16,298	476,228
iShares International Select Dividend ETF	54,460	1,578,795
iShares Select Dividend ETF	11,622	949,169
iShares US Energy ETF	18,043	627,536
iShares US Preferred Stock ETF	64,096	2,501,667
iShares US Real Estate ETF	6,147	478,605

TOTAL LONG-TERM INVESTMENTS (cost $28,375,944)		28,106,843

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,629,340)(w)	3,629,340	3,629,340

TOTAL INVESTMENTS — 101.2% (cost $32,005,284)		31,736,183

Liabilities in excess of other assets(z) — (1.2)%		(373,926)

NET ASSETS — 100.0%		$31,362,257

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Position:
9	10 Year Australian Treasury Bonds	Jun. 2016	$6,807,678	$6,817,641	$9,963

Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2016	2,397,763	2,406,250	(8,487)
13	10 Year U.S. Treasury Notes	Jun. 2016	1,696,906	1,695,078	1,828
2	20 Year U.S. Treasury Bonds	Jun. 2016	326,250	328,875	(2,625)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	346,234	345,063	1,171
2	Euro Currency	Jun. 2016	275,851	285,300	(9,449)
10	Euro STOXX 50	Jun. 2016	340,438	333,519	6,919
1	S&P 500 E-Mini	Jun. 2016	100,520	102,575	(2,055)

					(12,698)

					$(2,735)

(1)  Cash of $106,070 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2016.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$28,106,843	$ —	$ —
Affiliated Mutual Fund	3,629,340	—	—
Other Financial Instruments*
Futures Contracts	(2,735)	—	—

Total	$31,733,448	$ —	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	4,864
Foreign exchange contracts	(9,449)
Interest rate contracts	1,850

Total	$(2,735)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 109.9%

ASSET-BACKED SECURITIES — 7.3%

Collateralized Loan Obligations — 2.0%
ACAS CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	2.943%	(c)	09/20/23	1,050	$1,037,004
ALM VII R Ltd., Series 2013-7RA, Class A2, 144A	2.469%	(c)	04/24/24	1,857	1,825,138
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 144A	2.469%	(c)	04/24/24	2,627	2,582,006
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.051%	(c)	07/28/26	4,330	4,298,022
AMMC CLO 17 Ltd. (Cayman Islands), Series 2015-17A, Class B, 144A	2.786%	(c)	11/15/27	330	322,800
AMMC CLO IX Ltd. (Cayman Islands), Series 2011-9A, Class B1R, 144A^	3.129%	(c)	01/15/22	2,130	2,130,000
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	2.168%	(c)	04/15/27	610	605,650
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.380%	(c)	07/13/25	800	770,890
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.478%	(c)	07/15/23	985	978,403
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class A, 144A	2.023%	(c)	01/17/23	2,000	1,973,556
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class A, 144A	1.728%	(c)	04/15/25	6,370	6,243,176
Apidos CLO XV (Cayman Islands), Series 2013-15A, Class A1, 144A	1.984%	(c)	10/20/25	500	492,013
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class A1, 144A	2.083%	(c)	01/19/25	1,949	1,926,017
Apidos CLO XVIII (Cayman Islands), Series 2014-18A, Class A1, 144A	2.047%	(c)	07/22/26	250	246,426
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.921%	(c)	10/12/23	250	248,339
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class CR, 144A	3.331%	(c)	10/12/23	300	286,250
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.734%	(c)	04/20/25	2,420	2,387,185
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 144A	1.835%	(c)	01/22/25	250	247,128
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.089%	(c)	07/20/26	250	248,456
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.114%	(c)	10/20/27	4,000	3,952,074
Cent CLO 20 Ltd. (Cayman Islands), Series 2013-20A, Class A, 144A	2.118%	(c)	01/25/26	380	374,708
CIFC Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.895%	(c)	03/01/21	53	53,282
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.881%	(c)	05/10/21	3,214	3,180,192
CIFC Funding Ltd. (Cayman Islands), Series 2011-1A, Class A1R, 144A	1.933%	(c)	01/19/23	3,255	3,251,044
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	1.986%	(c)	12/05/24	260	258,461
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.486%	(c)	11/27/24	1,140	1,111,168
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.133%	(c)	04/18/25	1,350	1,343,950
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.105%	(c)	05/24/26	2,500	2,484,162

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	3.134%	(c)	04/20/23	540	$512,834
Galaxy XV CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 144A	1.878%	(c)	04/15/25	1,010	998,017
Highbridge Loan Management Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.873%	(c)	09/20/22	790	779,763
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.071%	(c)	05/05/27	3,800	3,737,151
Invitation Homes 2014-SFR2 Trust, Series 2014-SFR2, Class E, 144A	3.846%	(c)	09/17/31	370	352,541
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.908%	(c)	08/15/22	2,500	2,484,794
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.232%	(c)	09/14/23	500	498,927
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.636%	(c)	04/26/26	500	486,419
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(c)	04/17/27	130	127,876
Octagon Investment Partners XX Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.058%	(c)	08/12/26	470	465,400
OHA Credit Partners IX Ltd. (Cayman Islands), Series 2013-9A, Class A1, 144A	2.034%	(c)	10/20/25	1,250	1,237,959
OHA Credit Partners VIII Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.754%	(c)	04/20/25	2,711	2,669,164
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(c)	07/22/25	290	286,221
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1A, 144A	2.053%	(c)	07/17/26	1,900	1,883,469
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1B, 144A	2.123%	(c)	07/17/26	250	248,502
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	2.066%	(c)	04/30/27	1,000	989,929
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class CR, 144A	3.484%	(c)	12/15/22	250	246,068
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.868%	(c)	02/20/25	1,000	990,868
Sheridan Square CLO Ltd (Cayman Islands), Series 2013-1A, Class A2, 144A	1.798%	(c)	04/15/25	1,400	1,374,150
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(c)	10/20/23	250	249,603
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.005%	(c)	01/21/26	2,500	2,471,085
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994%	(c)	10/20/26	600	588,095
Symphony CLO Ltd. (Cayman Islands), Series 2012-10A, Class AR, 144A	1.908%	(c)	07/23/23	600	596,108
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134%	(c)	07/20/27	1,000	979,106
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.728%	(c)	04/15/27	450	436,500
Voya CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.482%	(c)	03/14/22	1,000	981,940
Voya CLO Ltd. (Cayman Islands), Series 2012-2A, Class BR, 144A	2.578%	(c)	10/15/22	760	758,146
Voya CLO Ltd. (Cayman Islands), Series 2012-3A, Class AR, 144A	1.948%	(c)	10/15/22	1,000	989,633

					73,277,768

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities — 3.0%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	12,535	$12,607,553
AmeriCredit Automobile Receivables, Series 2015-4, Class B	2.110%		01/08/21	570	572,792
AmeriCredit Automobile Receivables, Series 2015-4, Class C	2.880%		07/08/21	360	364,187
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,990,302
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,884,828
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%		01/15/20	1,500	1,509,027
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	3,323	3,301,068
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,039,610
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	1,996,104
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	1,757	1,757,045
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	3,185	3,176,157
Litigation Fee Residual Funding,^	4.000%		10/01/27	1,773	1,766,340
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,564,690
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,000	6,914,472
Navient Private Education Loan Trust, Series 2016-AA, Class A2B, 144A	2.583%	(c)	12/15/45	3,370	3,282,725
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%		12/16/58	900	758,117
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	2.183%	(c)	07/15/19	290	287,073
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 144A	2.430%		06/18/24	430	428,920
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,133,549
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,633,876
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,363,316
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,270,753
OneMain Financial Issuance Trust, Series 2015-2A, Class D, 144A	5.640%		07/18/25	670	617,797
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,272,313
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,723,421
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.683%	(c)	07/17/26	1,000	978,459
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	2.166%	(c)	01/30/27	3,070	3,047,470
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	13,525	13,588,632
Santander Drive Auto Receivables Trust, Series 2014-S3, Class R, 144A	1.430%		02/19/19	30	29,952

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2014-S4, Class R, 144A	1.430%		04/16/19	52	$51,579
Santander Drive Auto Receivables Trust, Series 2014-S5, Class R, 144A	1.430%		06/18/19	49	49,429
SLC Private Student Loan Trust, Series 2006-A, Class C	1.078%	(c)	07/15/36	1,200	1,040,008
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	0.964%	(c)	03/15/24	5,543	5,060,434
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	0.834%	(c)	06/15/23	1,632	1,540,145
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,583,044
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 144A	1.633%	(c)	07/15/27	430	418,106
SMB Private Education Loan Trust, Series 2015-B, Class A3, 144A	2.183%	(c)	05/17/32	1,140	1,082,911
SMB Private Education Loan Trust, Series 2015-B, Class B, 144A	3.500%		12/17/40	970	918,030
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	2,943	2,972,833
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	98,432
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,532,197
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,639,596
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	835,522

					108,682,814

Residential Mortgage-Backed Securities — 2.3%
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.686%	(c)	06/17/31	780	764,611
American Homes 4 Rent Trust, Series 2015-SFR2, Class D, 144A	5.036%		10/17/25	600	580,786
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	301	292,231
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M2	1.239%	(c)	01/25/36	170	157,938
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.989%	(c)	06/25/36	5,100	4,366,194
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.539%	(c)	05/25/37	1,631	1,582,916
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	6,091	6,009,234
Colony American Homes, Series 2015-1A, Class A, 144A	1.636%	(c)	07/17/32	769	751,365
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 144A	0.733%	(c)	12/15/33	494	409,656
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,668	3,611,280
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	1.173%	(c)	05/25/40	1,104	988,940
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.679%	(c)	06/25/32	897	887,673

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.799%	(c)	11/25/35	4,400	$3,054,742
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.609%	(c)	02/25/37	21,290	11,146,243
Home Partners of America Trust, Series 2016-1, Class A, 144A	2.086%	(c)	03/17/33	1,905	1,865,552
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.586%	(c)	12/17/30	908	897,544
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	1.736%	(c)	08/17/32	959	945,138
LCM IX LP (Cayman Islands), Series -9A, Class A, 144A	1.830%	(c)	07/14/22	461	459,669
LCM IX LP (Cayman Islands), Series -9A, Class C, 144A	3.480%	(c)	07/14/22	500	489,094
LCM XIV LP (Cayman Islands), Series -14A, Class A, 144A	1.778%	(c)	07/15/25	250	246,781
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.739%	(c)	06/25/37	12,293	7,366,288
Lehman XS Trust, Series 2007-2N, Class 3A3	0.609%	(c)	02/25/37	10,524	5,822,403
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3	0.629%	(c)	03/25/46	2,972	1,129,771
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.689%	(c)	07/25/37	8,600	5,618,768
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 144A	4.375%		11/27/30	1,115	1,112,013
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.836%	(c)	02/17/32	6,000	5,921,201
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.436%	(c)	02/17/32	347	333,222
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	640	639,292
RCO Mortgage LLC, Series 2015-NQM1, Class A, 144A	3.936%	(c)	11/25/45	654	652,045
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.436%	(c)	09/17/31	294	286,226
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.669%	(c)	01/25/37	28,527	16,089,351
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	1.691%	(c)	05/17/32	350	340,982
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	541	538,841

					85,357,990

TOTAL ASSET-BACKED SECURITIES (cost $274,504,010)					267,318,572

BANK LOANS(c) — 0.2%

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	4,290	3,997,744
Level 3 Financing, Inc., Tranche Term Loan B	4.000%		01/15/20	2,890	2,882,775

					6,880,519

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Hotels, Restaurants & Leisure
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,024	$1,864,211

TOTAL BANK LOANS (cost $9,087,033)					8,744,730

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.297%		11/25/46	188	88,429
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49	507	518,167
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	760	756,496
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.633%	(c)	02/15/28	440	415,479
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	721,126
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(c)	08/10/35	4,630	390,148
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	331	337,434
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	54	56,532
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,037	1,061,640
BWAY Mortgage Trust, Series 2015-1740, Class XA, IO, 144A	1.023%	(c)	01/13/35	19,044	940,193
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,390	1,399,148
CD Mortgage Trust, Series 2007-CD5, Class AMA	6.326%	(c)	11/15/44	953	1,002,781
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3	3.865%		01/10/48	260	279,992
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.865%	(c)	01/10/48	1,390	161,522
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class AFL, 144A	2.083%	(c)	02/15/33	2,080	2,080,000
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class CFL, 144A	3.933%	(c)	02/15/33	1,010	1,012,785
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 144A	5.183%	(c)	02/15/33	650	655,922
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, IO	1.461%	(c)	03/10/47	3,271	219,070
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C^	4.836%	(c)	04/15/49	140	138,400
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO^	1.718%	(c)	04/15/49	2,030	243,054
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635%	(c)	05/10/35	770	693,524
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.603%	(c)	04/10/46	1,660	1,510,958
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA, IO	1.457%	(c)	05/10/47	2,420	181,375
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.583%	(c)	09/15/27	1,330	1,313,363
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, IO	1.006%	(c)	02/10/47	12,711	481,348
Commercial Mortgage Trust, Series 2015-CR22, Class C	4.265%	(c)	03/10/48	230	219,796

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2016-DC2, Class B	4.798%	(c)	02/10/49	190	$203,712
Commercial Mortgage Trust, Series 2016-DC2, Class C	4.798%	(c)	02/10/49	385	349,072
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.240%	(c)	02/10/49	5,420	403,490
Commercial Mortgage Trust, Series 2007-C9, Class A4	6.006%	(c)	12/10/49	8,089	8,400,089
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	969	1,007,513
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	7,770	7,929,746
Commercial Mortgage Trust, Series 2013-CR13, Class XA, IO	1.135%	(c)	12/10/23	1,305	60,915
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.886%	(c)	07/13/31	2,000	1,939,422
Commercial Mortgage Trust, Series 2014-KYO, Class F, 144A	3.936%	(c)	06/11/27	2,450	2,421,833
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(c)	02/10/35	50,000	389,445
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.162%	(c)	03/10/48	8,779	534,756
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.152%	(c)	05/10/48	7,089	420,457
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.124%	(c)	08/10/48	3,237	218,448
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,500	1,730,835
Commercial Mortgage Trust, Series 2015-LC19, Class XA, IO	1.371%	(c)	02/10/48	11,609	940,695
Commercial Mortgage Trust, Series 2015-LC21, Class XA, IO	1.024%	(c)	07/10/48	1,262	64,965
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(c)	02/10/34	495	434,763
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	922,851
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(c)	02/10/34	3,930	158,259
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(c)	02/10/37	2,680	186,794
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(c)	02/10/34	1,300	1,272,931
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,559	3,615,117
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	843	854,978
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	3,233	3,335,506
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.268%	(c)	02/15/41	740	772,109
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class E, 144A	3.583%	(c)	09/15/38	220	212,625
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 144A	1.753%	(c)	04/15/29	760	749,038
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.216%	(c)	11/15/48	24,429	1,640,290
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 144A	3.944%	(c)	04/15/50	630	474,285

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC, Series 2010-RR2, Class 2A, 144A	6.140%	(c)	09/15/39	3,315	$3,409,246
CSMC Trust, Series 2015-GLPA, Class XA, IO, 144A^	0.395%	(c)	11/15/37	4,740	106,650
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	730,551
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4^	3.276%		02/10/26	430	442,896
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(c)	09/10/35	170	180,882
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.666%	(c)	07/25/22	12,896	365,380
FHLMC Multifamily Structured Pass Through Certificates, Series -K721, Class X1, IO	0.459%	(c)	08/25/22	3,337	63,139
FHLMC Multifamily Structured Pass-Through Certificates, Series -K028, Class X1, IO	0.481%	(c)	02/25/23	29,668	571,427
FHLMC Multifamily Structured Pass-Through Certificates, Series -K031, Class X1, IO	0.371%	(c)	04/25/23	15,228	221,965
FHLMC Multifamily Structured Pass-Through Certificates, Series -K033, Class X1, IO	0.429%	(c)	07/25/23	10,984	217,128
FHLMC Multifamily Structured Pass-Through Certificates, Series -K035, Class X1, IO	0.572%	(c)	08/25/23	13,534	344,100
FHLMC Multifamily Structured Pass-Through Certificates, Series -K036, Class X1, IO	0.921%	(c)	10/25/23	7,158	330,965
FHLMC Multifamily Structured Pass-Through Certificates, Series -K038, Class X1, IO	1.348%	(c)	03/25/24	4,430	328,395
FHLMC Multifamily Structured Pass-Through Certificates, Series -K040, Class X1, IO	0.875%	(c)	09/25/24	10,369	524,771
FHLMC Multifamily Structured Pass-Through Certificates, Series -K046, Class X1, IO	0.501%	(c)	03/25/25	11,933	347,847
FHLMC Multifamily Structured Pass-Through Certificates, Series -K052, Class A2	3.151%		11/25/25	424	449,931
FHLMC Multifamily Structured Pass-Through Certificates, Series -K052, Class X1, IO	0.813%	(c)	11/25/25	4,631	232,163
FHLMC Multifamily Structured Pass-Through Certificates, Series -K053, Class X1, IO	1.031%	(c)	12/25/25	1,990	137,033
FREMF Mortgage Trust, Series 2015-K50, Class B, 144A	3.779%	(c)	10/25/48	670	575,878
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(c)	12/15/19	540	505,976
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(c)	12/15/19	950	873,417
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.733%	(c)	12/15/16	3,111	3,084,460
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/19	2,415	2,211,293
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	4,289	89,832
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,324	76,911
GS Mortgage Securities Trust, Series 2015-GC32, Class A4	3.764%		07/10/48	130	139,223
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.987%	(c)	08/10/45	9,226	9,503,250
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.489%	(c)	08/10/44	2,025	2,165,483
Hilton USA Trust, Series 2013-HLT, Class EFX, 144A	4.602%	(c)	11/05/30	100	100,588
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.121%	(c)	09/15/47	2,309	131,883

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C	4.816%	(c)	08/15/47	300	$293,355
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D, 144A	4.816%	(c)	08/15/47	1,195	941,314
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA, IO	1.261%	(c)	08/15/47	1,542	101,693
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.713%	(c)	09/15/47	210	163,798
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.523%	(c)	02/15/48	40,691	3,125,381
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.343%	(c)	10/15/48	2,339	159,557
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, IO	1.205%	(c)	12/15/48	4,079	301,157
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class XA, IO	1.303%	(c)	07/15/47	1,279	69,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%		10/05/28	380	376,727
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM	5.593%		05/12/45	951	956,267
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4	6.147%	(c)	04/17/45	1,004	1,003,829
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	6,615	6,715,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	4,459	4,537,085
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM	5.464%	(c)	01/15/49	2,527	2,506,373
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	1.935%	(c)	02/12/51	574	552,420
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.683%	(c)	01/15/32	720	709,151
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.733%	(c)	01/15/32	900	876,278
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	2.133%	(c)	07/15/36	1,000	992,162
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(c)	09/05/32	1,040	978,081
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	7,528	7,686,634
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	9,259	9,737,153
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 144A	2.233%	(c)	09/15/28	328	325,479
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,969,735
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A	6.026%	(c)	06/12/50	31	32,352
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,346,808
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	490	498,328

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.810%	(c)	06/12/50	812	$838,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	224,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, IO	3.531%		10/15/48	210	220,965
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, IO	1.305%	(c)	12/15/47	13,890	861,116
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, IO	1.304%	(c)	10/15/48	2,784	219,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	70	45,681
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO	1.498%	(c)	10/15/48	1,180	117,702
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,856,438
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,948	1,994,624
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	1,214	1,264,735
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	121,831
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 144A	3.183%	(c)	08/15/26	200	199,604
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 144A^	2.000%		07/27/49	1,043	1,034,930
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.987%	(c)	08/12/45	83	85,086
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,343,822
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,713,869
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A^	0.500%		12/25/44	1,060	1,063,480
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,190	2,139,111
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B	5.672%	(c)	10/15/48	390	380,081
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,279,992
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,053,636
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,089,622
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	779	801,424
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C	4.756%	(c)	12/15/48	100	95,174
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.986%	(c)	03/15/59	4,100	495,650
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, IO	1.340%	(c)	05/15/48	2,363	173,186
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.495%	(c)	05/15/48	1,040	39,263
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, IO	1.175%	(c)	09/15/58	915	62,780
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.202%	(c)	05/15/47	1,269	78,325

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.424%	(c)	06/15/44	1,350	$1,398,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $173,640,690)					170,235,860

CORPORATE BONDS — 32.4%

Advertising
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%		02/15/23	572	564,719
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		03/15/22	915	941,608
Omnicom Group, Inc., Gtd. Notes	3.650%		11/01/24	503	518,304

					2,024,631

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%		12/15/20	456	463,251
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850%		12/15/25	232	238,724
Bae Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A(a)	4.750%		10/07/44	68	70,948
Boeing Co. (The), Sr. Unsec’d. Notes	2.200%		10/30/22	114	113,327
Boeing Co. (The), Sr. Unsec’d. Notes	2.600%		10/30/25	162	164,719
Embraer Netherlands Finance BV (Brazil), Gtd. Notes(a)	5.050%		06/15/25	6,310	5,544,913
Harris Corp., Sr. Unsec’d. Notes	2.700%		04/27/20	448	449,269
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35	611	635,080
Harris Corp., Sr. Unsec’d. Notes(a)	5.054%		04/27/45	495	527,407
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	153	158,689
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	3.550%		01/15/26	514	544,461
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%		03/01/35	641	623,442
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42	242	244,523
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	164	176,410
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	4.700%		05/15/46	337	376,810
Northrop Grumman Corp., Sr. Unsec’d. Notes(a)	3.850%		04/15/45	687	679,838
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18	2,618	2,624,100
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45	733	760,753

					14,396,664

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.625%		01/14/20	997	1,030,518
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	577	596,014
Altria Group, Inc., Gtd. Notes	4.250%		08/09/42	445	462,696
Altria Group, Inc., Gtd. Notes(a)	5.375%		01/31/44	1,174	1,434,406
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%		08/21/17	2,194	2,199,391
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.750%		02/25/26	4,161	4,230,505
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		03/04/43	854	884,067
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%		11/15/43	265	303,320
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	746	760,896
Reynolds American, Inc., Gtd. Notes(a)	3.250%		06/12/20	328	343,008
Reynolds American, Inc., Gtd. Notes(a)	6.150%		09/15/43	4,995	6,144,839

					18,389,660

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%		11/01/28		1,568	$1,528,458
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%		03/01/20		1,006	985,880
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20		898	915,612
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%		09/15/28		580	550,975

						3,980,925

Apparel — 0.1%
NIKE, Inc., Sr. Unsec’d. Notes	3.875%		11/01/45		710	743,028
Wolverine World Wide, Inc., Gtd. Notes	6.125%		10/15/20		1,245	1,294,800

						2,037,828

Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%		05/18/20		2,036	2,057,512
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17		4,597	4,563,111
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19		19,130	19,216,946
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		1,355	1,359,906
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.336%		03/18/21		3,122	3,212,675
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.250%		09/20/22		1,437	1,537,041
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35		8,255	7,717,278
General Motors Co., Sr. Unsec’d. Notes	5.200%		04/01/45		6,075	5,710,937
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17		1,216	1,223,401
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16		1,190	1,192,146
General Motors Financial Co., Inc., Gtd. Notes(a)	3.100%		01/15/19		412	416,927
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		1,006	987,761
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20		1,616	1,646,887
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		979	950,817
General Motors Financial Co., Inc., Gtd. Notes(a)	4.750%		08/15/17		1,497	1,545,356
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		10/30/20		5,345	5,426,105
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		05/17/21		1,770	1,833,552

						60,598,358

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/15/25		857	839,710
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20		1,240	1,265,983
Delphi Automotive PLC (United Kingdom), Gtd. Notes(a)	4.250%		01/15/26		950	991,628
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%		11/15/23		2,030	2,075,675
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, RegS, PIK	5.750%		11/15/21	EUR	100	122,045

						5,295,041

Banks — 4.8%
Banco Bilbao Vizcaya Argentaria SA (Spain), Jr. Sub. Notes, RegS	7.000%	(c)	12/29/49	EUR	200	210,171
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN	4.000%		01/21/19	EUR	100	26,741
Banco Popolare SC (Italy), Sr. Unsec’d. Notes, EMTN	3.500%		03/14/19	EUR	100	116,500

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Banco Popular Espanol SA (Spain), Jr. Sub. Notes, EMTN	11.500%	(c)	10/29/49	EUR	100	$111,230
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17		6,610	6,715,760
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		3,785	3,928,603
Banco Santander SA (Spain), Jr. Sub. Notes	6.250%	(c)	03/12/49	EUR	100	101,965
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		2,003	2,031,222
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.300%		10/03/18		3,735	3,839,345
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,340,494
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20		2,897	2,869,027
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	5,959,201
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		1,969	1,985,544
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	3.875%		08/01/25		1,546	1,602,339
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44		232	252,803
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		05/13/21		7,515	8,340,823
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,564,680
Bank of Ireland (Ireland), Jr. Sub. Notes	7.375%	(c)	12/29/49	EUR	200	218,477
Bank of Ireland (Ireland), Sub. Notes, EMTN	4.250%	(c)	06/11/24	EUR	100	113,644
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,878,475
Bankia SA (Spain), Sub. Notes, MTN	4.000%	(c)	05/22/24	EUR	100	109,140
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.875%		06/08/20		12,245	12,055,362
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,323	1,345,942
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		5,680	5,765,200
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49		200	193,500
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18		584	593,148
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21		40	43,833
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19		250	249,302
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21		3,349	3,367,232
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.500%		02/15/19		2,445	2,529,353
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18		1,778	1,776,201
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.500%		09/26/18		2,159	2,192,020
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.500%		07/29/19		2,077	2,104,915
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23		2,163	2,162,522
Citigroup, Inc., Sub. Notes(a)	3.875%		03/26/25		1,875	1,857,891
Citigroup, Inc., Sub. Notes(a)	4.050%		07/30/22		8,895	9,257,053
Citizens Bank NA, Sr. Unsec’d. Notes	2.300%		12/03/18		703	706,973
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25		1,582	1,628,826
Credit Suisse (Switzerland), Sr. Unsec’d. Notes(a)	3.000%		10/29/21		842	858,864
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20		1,874	1,849,342
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	4.875%		05/15/45		625	595,428
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20		637	646,259

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45		731	$764,055
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20		1,331	1,341,962
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.625%		01/31/19		2,719	2,772,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%		01/23/25		791	798,379
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25		2,223	2,274,451
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.750%		01/24/22		5,915	6,824,254
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		461	482,019
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37		2,645	3,159,283
HSH Nordbank AG (Germany), Sub. Notes, EMTN	0.621%	(c)	02/14/17	EUR	50	51,732
Intesa Sanpaolo SpA (Italy), Sub. Notes, EMTN	2.855%		04/23/25	EUR	100	110,723
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19		1,012	1,029,341
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20		2,075	2,102,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		128	131,078
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.900%		07/15/25		1,087	1,152,377
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%		08/15/21		3,275	3,578,622
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,779,662
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17		2,733	2,739,013
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		2,784	2,855,134
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		990	1,029,729
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	5.300%		12/01/45		239	234,153
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		2,648	2,696,225
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		1,590	1,656,724
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45		1,399	1,407,731
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		8,145	9,322,897
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.700%		10/23/24		7,796	8,051,865
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.875%		01/27/26		1,457	1,519,956
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25		1,406	1,470,163
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A(a)	4.750%		09/15/25		822	777,485
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A(a)	5.625%		09/15/45		1,935	1,816,675
State Street Capital Trust IV, Ltd. Gtd. Notes	1.634%	(c)	06/01/77		344	251,412
UBS Group AG (Switzerland), Jr. Sub. Notes	7.000%	(c)	12/29/49		200	204,310
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A(a)	4.125%		09/24/25		861	862,228
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		2,263	2,322,884
Wells Fargo & Co, Sr. Unsec’d. Notes, MTN(a)	3.550%		09/29/25		1,310	1,373,362
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45		1,628	1,628,192
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN(a)	2.600%		07/22/20		939	960,861
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.550%		12/07/20		874	890,019
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.900%		11/17/45		499	535,598

						175,055,609

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21		1,463	1,503,360

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	3.300%	02/01/23		1,520	$1,580,227
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26		2,325	2,445,000
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36		705	761,896
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.900%	02/01/46		1,190	1,329,899
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	3.750%	07/15/42		418	397,125
Molson Coors Brewing Co., Gtd. Notes	5.000%	05/01/42		296	307,946
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46		1,210	1,349,092

					9,674,545

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20		1,388	1,405,010
Amgen, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/01/45		365	372,546
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42		1,246	1,465,241
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20		2,221	2,285,740
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22		1,153	1,219,523
Biogen, Inc., Sr. Unsec’d. Notes(a)	4.050%	09/15/25		734	784,412
Biogen, Inc., Sr. Unsec’d. Notes(a)	5.200%	09/15/45		317	351,614
Celgene Corp., Sr. Unsec’d. Notes(a)	3.250%	08/15/22		1,336	1,379,586
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45		3,350	3,622,469
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20		316	323,320
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.650%	03/01/26		238	252,907
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.500%	02/01/45		735	778,519
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35		270	293,033
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46		649	710,390
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		1,968	2,155,228

					17,399,538

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	6.000%	10/15/25		345	364,837
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%	04/01/21	EUR	100	114,069
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%	05/18/25		1,030	1,072,808
HeidelbergCement AG (Germany), Gtd. Notes, EMTN	2.250%	03/30/23	EUR	50	56,824
Owens Corning, Gtd. Notes	4.200%	12/01/24		1,950	1,947,481
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41		7,505	6,116,575

					9,672,594

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35		664	576,995
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41		5,725	4,857,376
CF Industries, Inc., Gtd. Notes(a)	3.450%	06/01/23		655	633,555
CF Industries, Inc., Gtd. Notes(a)	5.375%	03/15/44		912	838,921
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42		355	340,758
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44		637	637,359
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42		675	640,159
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		857	865,724
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250%	03/01/22		5,730	5,417,956

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(a)	5.875%	09/17/44		4,760	$4,266,150
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		3,945	4,102,011
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23		3,610	3,591,950
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42		271	258,874
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	4.450%	12/03/25		1,080	1,103,180

					28,130,968

Coal
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22		620	446,784

Commercial Services — 0.3%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42		280	276,445
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22		7,460	6,676,700
Cognita Financing PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.750%	08/15/21	GBP	100	144,641
EC Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.125%	07/15/21	EUR	100	119,195
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22		923	1,003,163
TMF Group Holding BV (Netherlands), Gtd. Notes, RegS	9.875%	12/01/19	EUR	100	121,187
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26		2,018	2,082,261

					10,423,592

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19		2,480	2,549,495
Apple, Inc., Sr. Unsec’d. Notes(a)	3.250%	02/23/26		4,048	4,226,379
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45		587	530,152
Apple, Inc., Sr. Unsec’d. Notes(a)	4.650%	02/23/46		5,436	5,934,231
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	2.850%	10/05/18		1,975	2,008,164
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	3.600%	10/15/20		8,603	8,945,752
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	6.200%	10/15/35		3,575	3,517,607
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.750%	12/01/20		189	195,560
IHS, Inc., Gtd. Notes	5.000%	11/01/22		1,221	1,265,261
International Business Machines Corp., Sr. Unsec’d. Notes	3.450%	02/19/26		6,750	7,085,428

					36,258,029

Diversified Financial Services — 2.2%
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19		7,896	7,856,520
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%	04/01/23		785	788,925
Aircastle Ltd., Sr. Unsec’d. Notes(a)	5.500%	02/15/22		950	990,964
Ally Financial, Inc., Gtd. Notes(a)	2.750%	01/30/17		6,700	6,666,500
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20		10,540	11,673,050
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	3.750%	11/18/19		1,851	1,832,490
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19		1,833	1,855,825
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%	07/02/18		2,690	2,857,404
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19		250	249,143
GE Capital International Funding Co. Unlimited Co, Gtd. Notes, 144A	3.373%	11/15/25		3,250	3,468,059

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc., Gtd. Notes	2.750%		12/01/20		550	$561,569
Intercontinental Exchange, Inc., Gtd. Notes(a)	3.750%		12/01/25		454	463,457
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	3.875%		04/15/18		1,090	1,096,213
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19		4,560	4,816,500
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		408	363,485
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24		1,417	1,515,348
Mercury Bondco PLC (Italy), Sr. Sec’d. Notes, RegS, PIK	8.250%		05/30/21	EUR	100	115,213
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43		3,730	3,592,550
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		06/17/19		775	747,875
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		7,310	7,182,075
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25		1,435	1,391,950
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A(a)	9.250%	(c)	07/06/24		4,050	2,511,000
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20		1,850	1,776,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,112,500
Springleaf Finance Corp., Gtd. Notes(a)	5.250%		12/15/19		5,696	5,439,680
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		1,068	1,070,281
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		506	501,397
Synchrony Financial, Sr. Unsec’d. Notes(a)	4.500%		07/23/25		1,223	1,257,961
Visa, Inc., Sr. Unsec’d. Notes	2.800%		12/14/22		2,109	2,199,413
Visa, Inc., Sr. Unsec’d. Notes(a)	3.150%		12/14/25		1,668	1,741,184
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35		217	233,191

						81,927,722

Electric — 1.4%
AES Corp., Sr. Unsec’d. Notes	3.635%	(c)	06/01/19		5,195	5,013,175
Alabama Power Co., Sr. Unsec’d. Notes	2.800%		04/01/25		233	235,209
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20		542	552,255
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25		548	578,468
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44		588	647,259
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24		1,277	1,350,605
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44		769	875,513
Consumers Energy Co., First Mortgage	3.950%		05/15/43		561	576,668
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19		1,310	1,324,832
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42		647	666,700
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19		404	407,114
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24		1,704	1,751,262
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41		1,557	1,664,294
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		547	539,426
Duke Energy Corp., Sr. Unsec’d. Notes	3.050%		08/15/22		71	71,671
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.750%		04/15/24		893	933,626
Duke Energy Corp., Sr. Unsec’d. Notes	4.800%		12/15/45		725	771,417
Duke Energy Florida LLC, First Mortgage	3.850%		11/15/42		302	293,200
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19		3,045	3,029,775
EDP Finance BV (Portugal), Sr. Unsec’d. Notes, 144A	5.250%		01/14/21		4,195	4,376,098
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24		1,395	1,442,673
Entergy Arkansas, Inc., First Mortgage	3.700%		06/01/24		1,987	2,121,194
Exelon Corp., Sr. Unsec’d. Notes(a)	2.850%		06/15/20		1,605	1,637,893

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	2.750%		03/15/18		2,665	$2,690,384
Florida Power & Light Co., First Mortgage	3.800%		12/15/42		524	533,953
Gas Natural Fenosa Finance BV (Spain), Gtd. Notes	3.375%	(c)	12/29/49	EUR	100	102,127
NiSource Finance Corp., Gtd. Notes	3.850%		02/15/23		1,044	1,094,811
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.300%		03/15/45		402	432,934
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44		717	816,013
PacifiCorp, First Mortgage	3.350%		07/01/25		1,482	1,562,584
PacifiCorp, First Mortgage	3.600%		04/01/24		3,097	3,313,400
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19		942	954,569
Progress Energy, Inc., Sr. Unsec’d. Notes	4.875%		12/01/19		213	233,596
Public Service Co. of Colorado, First Mortgage	2.500%		03/15/23		1,112	1,112,906
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.300%		05/20/45		1,267	1,365,920
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A(a)	3.850%		06/01/25		1,916	1,979,448
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A(a)	4.250%		01/14/25		3,060	3,036,423
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%		07/26/23		360	371,532
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.450%		02/15/24		857	898,163
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45		796	836,118
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44		546	595,562

						52,790,770

Electrical Components & Equipment — 0.1%
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23		1,040	1,003,600
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%		04/15/20		2,460	2,454,364
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%		04/15/25		1,415	1,374,415

						4,832,379

Electronics — 0.1%
Flextronics International Ltd., Gtd. Notes	4.750%		06/15/25		2,405	2,350,887
Trionista Holdco GmbH (Germany), Sr. Sec’d. Notes, RegS	5.000%		04/30/20	EUR	100	116,720

						2,467,607

Energy-Alternate Sources
CE Energy AS (Czech Republic), Sr. Sec’d. Notes, RegS	7.000%		02/01/21	EUR	78	93,638

Engineering & Construction
Obrascon Huarte Lain SA (Spain), Sr. Unsec’d. Notes	5.500%		03/15/23	EUR	100	90,645

Entertainment — 0.1%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000%		02/28/42	GBP	100	148,903
Gala Electric Casinos PLC (United Kingdom), Sec’d. Notes, RegS	11.500%		06/01/19	GBP	64	95,243
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%		09/01/18	GBP	25	37,195
Intralot Capital Luxembourg SA (Greece), Gtd. Notes, RegS	6.000%		05/15/21	EUR	100	101,842
PortAventura Entertainment Barcelona BV (Spain), Sr. Sec’d. Notes, RegS	7.250%		12/01/20	EUR	100	116,901

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22		1,415	$1,464,525
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23		970	989,400
Vougeot Bidco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.875%	07/15/20	GBP	100	148,824

					3,102,833

Environmental Control — 0.1%
Bilbao Luxembourg SA (Luxembourg), Sr. Sec’d. Notes, RegS, PIK	10.500%	12/01/18	EUR	100	105,939
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%	03/15/25		1,233	1,239,550
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25		665	681,513
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35		724	702,777

					2,729,779

Food Service
Brakes Capital (United Kingdom), Sr. Sec’d. Notes, RegS	7.125%	12/15/18	GBP	100	149,010

Foods — 0.2%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%	06/15/20	GBP	100	153,714
Kraft Foods Group, Inc., Gtd. Notes(a)	3.500%	06/06/22		1,810	1,902,572
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39		332	424,147
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	3.950%	07/15/25		1,675	1,782,265
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18		3,070	3,257,270
Sysco Corp., Gtd. Notes	4.500%	04/01/46		401	407,795
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	100	144,501

					8,072,264

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21		4,180	4,464,662
International Paper Co., Sr. Unsec’d. Notes(a)	3.650%	06/15/24		816	828,078
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		597	574,946

					5,867,686

Gas
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22		532	525,854

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.550%	03/15/22		2,000	2,035,404
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.450%	05/15/17		997	998,596
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17		399	400,677
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19		1,358	1,391,266
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%	11/08/21		692	714,862
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44		179	193,349
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18		994	1,011,613
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20		1,103	1,120,205
Boston Scientific Corp., Sr. Unsec’d. Notes	3.850%	05/15/25		1,435	1,488,073
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20		924	956,166
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22		636	671,307
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24		1,271	1,364,727
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44		1,408	1,573,330

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Medtronic, Inc., Gtd. Notes	4.625%		03/15/45		997	$1,115,860
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%		09/15/20		883	902,945
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%		09/15/25		251	261,463
Stryker Corp., Sr. Unsec’d. Notes(a)	3.375%		11/01/25		459	470,796
Stryker Corp., Sr. Unsec’d. Notes	3.500%		03/15/26		677	701,599
Stryker Corp., Sr. Unsec’d. Notes	4.625%		03/15/46		583	622,606
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%		02/15/22		951	969,417
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.650%		12/15/25		280	284,792
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%		04/01/25		534	539,551
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.250%		08/15/35		867	846,576

						20,635,180

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		228	219,866
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42		753	765,400
Anthem, Inc., Sr. Unsec’d. Notes	2.300%		07/15/18		3,248	3,284,956
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		08/15/44		596	592,199
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%		11/15/45		400	404,988
Care UK Health & Social Care PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.588%	(c)	07/15/19	GBP	100	122,907
Centene Corp., Sr. Unsec’d. Notes, 144A(a)	5.625%		02/15/21		3,105	3,236,963
Cigna Corp., Sr. Unsec’d. Notes(a)	3.250%		04/15/25		2,321	2,314,589
Dignity Health, Sec’d. Notes	5.267%		11/01/64		895	969,733
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21		700	752,500
HCA, Inc., Gtd. Notes(a)	7.500%		02/15/22		6,270	7,100,775
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%		01/15/20		3,900	3,870,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%		02/01/20		845	848,550
MEDNAX, Inc., Gtd. Notes, 144A(a)	5.250%		12/01/23		950	988,000
Molina Healthcare, Inc., Gtd. Notes, 144A	5.375%		11/15/22		1,360	1,397,400
Ochsner Clinic Foundation, Sec’d. Notes	5.897%		05/15/45		350	405,958
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21		646	677,274
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.000%		11/10/25		525	543,490
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%		07/15/45		350	387,399
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%		07/01/22	EUR	100	120,276
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%		07/15/20		540	560,949
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%		12/15/21		661	686,432
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.350%		07/15/22		534	568,074
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		1,071	1,077,526
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35		176	196,483

						32,093,437

Holding Companies-Diversified
ProGroup AG (Germany), Sr. Sec’d. Notes, RegS	5.125%		05/01/22	EUR	100	119,764

Home Builders — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%		10/15/20		364	300,300
KB Home, Gtd. Notes	4.750%		05/15/19		1,910	1,902,837

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25		1,250	$1,237,500

					3,440,637

Home Furnishings
Magnolia BC SA (Luxembourg), Sr. Sec’d. Notes, RegS	9.000%	08/01/20	EUR	100	120,891

Household Products/Wares — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%	05/22/19		1,894	1,926,064
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%	03/01/25		510	518,616
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.750%	02/15/26		568	580,547

					3,025,227

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19		2,095	2,117,905
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		1,029	1,076,379

					3,194,284

Insurance — 0.8%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23		625	642,547
American International Group, Inc., Sr. Unsec’d. Notes	3.375%	08/15/20		1,095	1,131,295
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25		831	830,009
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35		711	635,116
American International Group, Inc., Sr. Unsec’d. Notes(a)	3.900%	04/01/26		7,457	7,480,251
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55		685	599,016
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%	07/16/44		314	296,142
Aon PLC, Gtd. Notes(a)	4.750%	05/15/45		1,175	1,192,085
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26		2,645	2,712,040
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25		424	407,636
Loews Corp., Sr. Unsec’d. Notes	2.625%	05/15/23		725	715,125
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26		172	176,088
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%	04/09/19		1,924	1,966,176
MetLife, Inc., Sr. Unsec’d. Notes	4.050%	03/01/45		1,299	1,228,831
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%	04/10/17		5,464	5,472,393
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(a)	2.300%	04/10/19		3,438	3,497,618
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43		871	981,755
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18		1,159	1,162,762

					31,126,885

Internet — 0.4%
Alibaba Group Holding Ltd. (China), Gtd. Notes(a)	4.500%	11/28/34		1,180	1,205,899
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%	12/05/19		1,547	1,609,397
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18		10,505	10,793,142

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		05/02/19		1,440	$1,491,568
United Group BV (Serbia), Sr. Sec’d. Notes, RegS	7.875%		11/15/20	EUR	100	120,913

						15,220,919

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.750%	(c)	03/01/41		620	530,100
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	(c)	10/15/39		5,191	4,516,170
Nucor Corp., Sr. Unsec’d. Notes	5.200%		08/01/43		535	544,419
Steel Dynamics, Inc., Gtd. Notes(a)	5.250%		04/15/23		1,290	1,293,225
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22		481	495,430

						7,379,344

Leisure Time — 0.1%
Cirsa Funding Luxembourg SA (Spain), Gtd. Notes, RegS	5.875%		05/15/23	EUR	100	110,860
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.250%		11/15/23		3,020	3,072,548

						3,183,408

Machinery-Construction & Mining — 0.2%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20		6,015	5,909,737

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.350%		06/12/24		1,721	1,796,414
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%		03/01/25		985	999,347

						2,795,761

Media — 2.2%
21st Century Fox America, Inc., Gtd. Notes	3.700%		09/15/24		550	579,045
21st Century Fox America, Inc., Gtd. Notes(a)	3.700%		10/15/25		263	275,378
21st Century Fox America, Inc., Gtd. Notes(a)	4.750%		09/15/44		385	398,532
21st Century Fox America, Inc., Gtd. Notes(a)	4.950%		10/15/45		113	120,812
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%		02/15/23	EUR	100	116,214
Altice SA (Luxembourg), Gtd. Notes, RegS	6.250%		02/15/25	EUR	100	102,280
CBS Corp., Gtd. Notes	2.300%		08/15/19		1,113	1,124,503
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.250%		09/30/22		3,180	3,275,400
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%		01/15/24		3,630	3,779,737
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	3.579%		07/23/20		1,251	1,278,318
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%		07/23/22		1,392	1,455,013
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	4.908%		07/23/25		1,320	1,392,357
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35		1,264	1,395,404
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.484%		10/23/45		3,990	4,439,777
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%		11/15/22		2,115	2,104,425
Comcast Corp., Gtd. Notes	2.750%		03/01/23		3,821	3,948,499
Comcast Corp., Gtd. Notes	3.150%		03/01/26		5,060	5,268,270
Comcast Corp., Gtd. Notes(a)	3.375%		08/15/25		1,652	1,757,226
Comcast Corp., Gtd. Notes	4.250%		01/15/33		335	356,772
Comcast Corp., Gtd. Notes	4.400%		08/15/35		771	835,309
Comcast Corp., Gtd. Notes(a)	4.600%		08/15/45		495	549,160

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25		780	$736,308
Discovery Communications LLC, Gtd. Notes	4.875%	04/01/43		274	240,834
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		3,389	3,494,140
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23		4,985	4,399,263
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24		2,070	1,899,225
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20		7,359	7,978,363
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49		1,372	1,413,160
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		1,091	1,175,072
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22		1,385	1,419,625
Numericable-SFR SA (France), Sr. Sec’d. Notes, REGS	5.625%	05/15/24	EUR	100	114,615
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.375%	05/15/22	EUR	100	115,782
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19		821	824,826
Telenet Finance V Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.750%	08/15/24	EUR	100	124,885
Telenet Finance VI Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	4.875%	07/15/27	EUR	200	226,329
Time Warner Cable, Inc., Gtd. Notes(a)	4.000%	09/01/21		244	255,325
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21		2,036	2,151,213
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42		83	73,680
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20		841	912,879
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41		699	693,206
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40		3,720	3,849,891
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37		780	854,753
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39		2,020	2,273,585
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19		1,131	1,140,747
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25		677	694,905
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44		1,036	1,013,213
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	116,066
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19		1,438	1,464,505
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%	03/01/21		863	930,201
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.250%	04/01/44		1,345	1,209,728
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	6.375%	04/15/23		4,380	4,555,200
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		180	187,650
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	4.875%	01/15/27	GBP	100	136,802
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%	04/15/21	GBP	90	134,756
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, RegS	4.625%	01/15/25	EUR	100	110,945

					81,474,108

Mining — 0.5%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	3.625%	05/14/20		1,852	1,584,608
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%	05/14/25		4,539	3,687,937

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Anglo American Capital PLC (United Kingdom), Gtd. Notes, EMTN	3.500%	03/28/22	EUR	100	$92,848
Freeport-McMoRan, Inc., Gtd. Notes(a)	2.375%	03/15/18		2,625	2,323,125
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22		4,520	3,152,700
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18		2,080	2,050,843
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%	04/23/45		7,965	7,060,869

					19,952,930

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22		3,565	2,673,750
Eaton Corp., Gtd. Notes	2.750%	11/02/22		2,483	2,484,234
Gates Global LLC/Gates Global Co., Gtd. Notes, RegS	5.750%	07/15/22	EUR	100	92,288
General Electric Co, Sr. Unsec’d. Notes, GMTN(a)	3.100%	01/09/23		728	770,892
General Electric Co, Sr. Unsec’d. Notes, GMTN	3.150%	09/07/22		429	457,389
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44		1,755	1,959,022
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%	05/01/20		939	942,602
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44		156	160,653
Textron, Inc., Sr. Unsec’d. Notes	3.875%	03/01/25		1,075	1,083,516

					10,624,346

Oil & Gas — 3.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.500%	07/15/44		893	700,503
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.600%	03/15/46		2,060	2,103,087
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	7.950%	06/15/39		593	652,530
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19		2,497	2,527,271
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22		180	69,300
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20		2,507	2,540,659
Chevron Corp., Sr. Unsec’d. Notes	2.193%	11/15/19		420	427,994
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22		2,445	2,587,250
Continental Resources, Inc., Gtd. Notes(a)	3.800%	06/01/24		655	517,450
Continental Resources, Inc., Gtd. Notes	4.900%	06/01/44		893	665,285
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21		3,640	4,063,150
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	5.375%	06/26/26		3,900	3,549,000
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24		2,040	1,132,200
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44		1,430	707,850
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19		2,224	2,257,200
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	4.114%	03/01/46		2,189	2,320,997
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%	09/15/44		581	464,950
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21		325	196,219
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24		3,754	2,214,860
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23		6,065	4,705,427
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26		5,600	5,096,000
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21		2,705	2,683,360
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	5.625%	05/20/43		7,220	6,358,921

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.450%	05/30/44		5,380	$5,227,531
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.375%	01/27/21		5,230	4,323,275
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.750%	01/27/41		6,180	4,443,420
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/15		6,210	4,331,475
Petrobras Global Finance BV (Brazil), Gtd. Notes, EMTN	6.250%	12/14/26	GBP	100	99,185
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		4,795	5,341,390
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	02/04/21		2,210	2,356,965
Phillips 66, Gtd. Notes	4.875%	11/15/44		509	509,926
Phillips 66, Gtd. Notes	5.875%	05/01/42		2,875	3,123,975
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23		2,150	1,870,500
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22		1,950	1,711,125
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23		2,145	1,817,888
Rowan Cos., Inc., Gtd. Notes(a)	4.750%	01/15/24		6,170	4,236,489
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20		2,909	2,935,969
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42		655	586,219
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35		1,516	1,553,345
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24		1,300	899,847
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25		1,420	986,460
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22		1,275	929,475
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21		630	464,625
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23		1,845	1,300,725
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20		2,399	2,461,376
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43		7,245	7,206,145
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.650%	03/15/25		1,816	1,784,057
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25		163	151,420

					109,194,270

Oil & Gas Services
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A(a)	3.000%	12/21/20		1,713	1,736,699

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, RegS	4.250%	01/15/22	EUR	100	115,213
Novelis, Inc., Gtd. Notes(a)	8.750%	12/15/20		2,997	3,024,872
Sealed Air Corp., Gtd. Notes, 144A(a)	4.875%	12/01/22		4,650	4,836,000
SGD Group SAS (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/19	EUR	100	115,924
WestRock RKT Co, Gtd. Notes	4.000%	03/01/23		2,385	2,443,134

					10,535,143

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20		1,977	2,012,728
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		725	737,809
AbbVie, Inc., Sr. Unsec’d. Notes(a)	4.400%	11/06/42		981	991,106
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		560	581,845
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18		2,176	2,201,703
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		5,922	6,089,048

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		2,735	$2,817,898
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45		5,860	6,162,991
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17		1,507	1,502,539
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	3.250%	03/01/25		307	311,310
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45		307	296,456
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.375%	11/16/25		1,163	1,204,675
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	11/16/45		393	418,394
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44		753	854,623
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45		570	580,049
Express Scripts Holding Co., Gtd. Notes(a)	1.250%	06/02/17		1,044	1,041,875
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22		731	762,161
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22		961	1,006,622
Johnson & Johnson, Sr. Unsec’d. Notes(a)	2.450%	03/01/26		3,179	3,190,645
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23		736	704,122
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	3.000%	11/20/25		655	683,351
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45		251	268,628
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20		1,500	1,667,810
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.300%	06/15/43		688	753,144
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44		501	566,394
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,145	2,200,556
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21		452	471,071
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.625%	12/01/21		4,012	3,159,450
Valeant Pharmaceuticals International, Inc., Gtd. Notes, RegS	4.500%	05/15/23	EUR	100	83,636
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23		675	667,497

					43,990,136

Pipelines — 1.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41		8,220	7,070,696
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42		655	594,650
Enterprise Products Operating LLC, Gtd. Notes(a)	3.700%	02/15/26		1,843	1,807,675
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		700	707,538
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43		1,449	1,293,167
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21		3,267	3,144,808
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24		8,880	8,439,028
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%	11/01/42		914	718,010
Kinder Morgan Energy Partners LP, Gtd. Notes	5.625%	09/01/41		230	199,627
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19		446	439,088
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23		335	339,879
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22		1,305	1,226,414
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	02/01/21		1,749	1,681,226
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23		377	358,150
Sabine Pass LNG LP, Sr. Sec’d. Notes(a)	7.500%	11/30/16		2,184	2,247,336
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	3.500%	03/15/25		1,354	1,307,773
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.450%	01/15/23		1,337	1,193,774

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Gtd. Notes	4.125%	11/15/19		3,995	$3,772,798
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22		2,020	1,999,800
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18		641	640,096
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22		764	722,967
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34		654	624,836
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		988	884,374

					41,413,710

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23		2,350	2,403,394
Prologis LP, Gtd. Notes	3.750%	11/01/25		211	220,166

					2,623,560

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	3.300%	02/15/21		771	784,201
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21		742	758,727
American Tower Corp., Sr. Unsec’d. Notes(a)	3.500%	01/31/23		208	209,972
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26		132	139,581
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24		201	220,572
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/25		129	133,644
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21		1,145	1,162,063
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23		435	469,256
ERP Operating LP, Sr. Unsec’d. Notes	3.375%	06/01/25		648	667,595
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21		9,150	8,909,813
Omega Healthcare Investors, Inc., Gtd. Notes	4.500%	04/01/27		612	585,682
Simon Property Group LP, Sr. Unsec’d. Notes	2.500%	07/15/21		401	409,755
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24		867	907,066
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44		705	726,166

					16,084,093

Retail — 0.9%
Asbury Automotive Group, Inc., Gtd. Notes(a)	6.000%	12/15/24		1,395	1,408,950
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25		3,450	3,722,981
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.000%	12/05/23		917	1,010,884
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		1,962	2,187,569
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45		2,170	2,513,125
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		582	687,148
CVS Health Corp., Sr. Unsec’d. Notes, 144A	4.750%	12/01/22		1,795	2,014,236
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19		3,425	3,288,000
Hema Bondco I BV (Netherlands), Sr. Sec’d. Notes, RegS	6.250%	06/15/19	EUR	100	82,953
Home Depot Inc. (The), Sr. Unsec’d. Notes(a)	3.350%	09/15/25		201	217,808
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		306	340,334
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.400%	09/15/40		330	413,091
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25		221	236,959
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44		618	663,943
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45		166	184,442
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34		676	548,908

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp., Sr. Unsec’d. Notes	2.750%	12/09/20		309	$320,040
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	3.700%	01/30/26		296	313,506
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45		291	306,221
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35		222	238,562
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45		259	282,949
New Look Sr. Issuer PLC (United Kingdom), Sec’d. Notes, RegS	8.000%	07/01/23	GBP	100	138,885
Punch Taverns Finance B Ltd (United Kingdom), Sr. Sec’d. Notes	5.267%	03/30/24	GBP	64	79,618
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19		525	526,626
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		984	1,032,462
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23		2,270	2,269,362
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25		1,225	1,258,564
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24		573	628,498
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42		320	342,598
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset Backed	6.464%	03/30/32	GBP	100	121,403
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.800%	11/18/44		2,910	2,892,013
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%	04/11/23		828	851,779
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43		624	661,028

					31,785,445

Semiconductors — 0.2%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25		178	192,251
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45		179	200,878
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19		1,455	1,478,487
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		7,700	6,294,750
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45		559	553,738

					8,720,104

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		132	136,425
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35		1,316	1,288,806
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.450%	11/03/45		105	116,462
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21		3,689	3,861,903
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30		1,480	1,491,889
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55		241	242,751

					7,138,236

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		2,992	3,004,516
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19		992	1,012,833
AT&T, Inc., Sr. Unsec’d. Notes	2.375%	11/27/18		820	837,659
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20		2,072	2,099,601
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22		1,577	1,599,930
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,008	2,012,705
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.600%	02/17/23		8,780	9,121,331
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21		1,180	1,255,659
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42		1,322	1,210,040
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21		3,016	3,299,607
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.750%	05/15/46		4,605	4,491,980
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		380	407,889
AT&T, Inc., Sr. Unsec’d. Notes	6.375%	03/01/41		661	769,643

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		6,500	$6,941,883
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%		06/10/25		2,790	2,833,940
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.625%		04/01/20		2,240	2,269,142
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.800%		03/15/22		665	639,797
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36		8,875	8,568,280
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%		01/15/25		2,000	1,688,750
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	7.125%		01/15/23		4,525	4,004,625
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20		820	831,552
Level 3 Financing, Inc., Gtd. Notes	5.625%		02/01/23		2,630	2,702,325
Level 3 Financing, Inc., Gtd. Notes, 144A	5.375%		01/15/24		1,105	1,118,813
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24		1,155	1,039,731
Orange SA (France), Jr. Sub. Notes, EMTN	4.000%	(c)	10/29/49	EUR	100	115,804
Orange SA (France), Sr. Unsec’d. Notes(a)	5.500%		02/06/44		715	851,812
Rogers Communications, Inc. (Canada), Gtd. Notes	3.625%		12/15/25		228	237,358
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44		201	221,413
Telecom Italia Finance SA (Italy), Gtd. Notes, EMTN	7.750%		01/24/33	EUR	100	154,186
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	3.250%		01/16/23	EUR	100	119,001
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21		5,949	6,758,391
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20		1,912	1,967,329
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21		2,108	2,237,423
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		2,242	2,035,985
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34		13,661	13,810,547
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%		08/21/46		1,268	1,337,133
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.050%		03/15/34		589	638,395
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		09/26/22		844	824,589
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	112,795
Windstream Services LLC, Gtd. Notes	7.500%		04/01/23		4,510	3,371,225

						98,555,617

Transportation — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%		03/15/23		960	998,813
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21		310	331,417
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45		371	380,675
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45		235	261,727
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes(a)	2.750%		03/01/26		1,804	1,847,493

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
CSX Corp., Sr. Unsec’d. Notes(a)	3.350%	11/01/25		498	$512,817
CSX Corp., Sr. Unsec’d. Notes(a)	4.100%	03/15/44		398	392,671
FedEx Corp., Gtd. Notes	3.900%	02/01/35		104	100,677
FedEx Corp., Gtd. Notes	4.100%	02/01/45		722	686,792
FedEx Corp., Gtd. Notes(a)	4.550%	04/01/46		822	844,774
FedEx Corp., Gtd. Notes(a)	4.750%	11/15/45		536	567,264
FedEx Corp., Gtd. Notes	4.900%	01/15/34		793	856,848
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		679	701,067
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, RegS	7.750%	02/15/23	EUR	100	119,195
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19		1,024	1,024,962
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	100	118,911
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	312,121
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		1,286	1,205,648
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45		101	103,587
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65		550	544,970

					11,912,429

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,965	1,973,017
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	805,931
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(a)	3.375%	02/01/22		1,514	1,503,176

					4,282,124

TOTAL CORPORATE BONDS (cost $1,212,088,179)					1,184,703,377

FOREIGN GOVERNMENT BONDS — 3.2%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		1,037	889,227
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		271	233,737
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	6.000%	04/07/26		1,566	1,589,490
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24		3,839	3,858,195
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.500%	01/28/26		10,670	10,910,075
Deutsche Bundesrepublik Inflation Linked Bond, TIPS (Germany), Bonds	0.100%	04/15/26	EUR	7,415	9,150,812
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/24	EUR	62	49,763
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/25	EUR	62	48,712
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/26	EUR	62	47,596
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/27	EUR	62	46,404
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/28	EUR	62	45,391
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	62	44,429
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/30	EUR	62	43,579

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/31	EUR	62	$42,954
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/32	EUR	62	42,227
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/33	EUR	62	41,207
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/34	EUR	62	40,410
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	62	40,310
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/36	EUR	62	39,619
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	62	39,038
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	62	39,457
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	62	39,392
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	62	39,508
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/41	EUR	62	39,334
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/42	EUR	62	39,470
Hellenic Republic Government Bond (Greece), Bonds, RegS	3.000%	02/24/23	EUR	62	50,798
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	04/15/23		939	917,349
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.750%	01/08/26		1,233	1,293,549
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/17/42		4,890	4,913,883
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.375%	10/17/23		521	571,543
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		1,409	1,582,318
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.950%	01/08/46		724	802,408
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.625%	02/17/37		304	352,432
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	43,570	2,535,951
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	21,000	1,197,224
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	537,800	32,689,657
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	8,850	536,841
Mexican Bonos (Mexico), Bonds	7.750%	05/29/31	MXN	21,400	1,396,604
Mexican Bonos (Mexico), Bonds	10.000%	12/05/24	MXN	35,400	2,630,357
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	24,500	1,596,764
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.000%	12/07/23	MXN	75,000	4,938,063
Mexican Udibonos (Mexico), Bonds	3.500%	12/14/17	MXN	1,817	594,059
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.000%	10/02/23		8,514	8,918,415
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/15	EUR	2,965	2,929,372
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,862,040
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	76,000	1,625,963
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	114,000	2,585,150

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	244,000	$5,887,429
Russian Federal Bond-OFZ (Russia), Bonds	7.000%		08/16/23	RUB	9,650	128,983
Slovenia Government Bond (Slovenia), Sr. Unsec’d. Notes	4.625%		09/09/24	EUR	655	952,050
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24		1,293	1,448,160
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.500%		10/26/22		630	712,572
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		4,548	4,932,761

TOTAL FOREIGN GOVERNMENT BONDS (cost $123,969,796)						118,023,031

MUNICIPAL BONDS — 1.6%

Arizona
Arizona Health Facilities Authority, Revenue Bonds	1.229%	(c)	01/01/37		570	501,868

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40		645	888,152
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50		700	1,029,336
City of San Jose California Airport, Revenue Bonds	5.000%		03/01/37		395	408,292
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34		365	470,511
County of Sacramento CA Airport System Revenue, Revenue Bonds	5.250%		07/01/39		250	268,643
Golden State Tobacco Securitization Corp., Revenue Bonds	5.000%		06/01/40		175	203,471
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42		590	843,948
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%		07/01/50		285	410,594
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34		1,150	1,451,403
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41		730	1,025,256
Orange County Sanitation District, Revenue Bonds	5.000%		02/01/34		250	300,915
Orange County Sanitation District, Revenue Bonds	5.000%		02/01/35		340	417,010
Orange County Sanitation District, Revenue Bonds	5.000%		02/01/36		375	457,733
Regents of the University of California Medical Center Pooled Revenue, Series F, Revenue Bonds, BABs	6.583%		05/15/49		740	1,006,622
State of California, General Obligation Unlimited, BABs	4.988%		04/01/39		405	424,869
State of California, General Obligation Unlimited, BABs	7.500%		04/01/34		4,075	5,932,752
State of California, General Obligation Unlimited, BABs	7.550%		04/01/39		305	465,848
University of California, Revenue Bonds	4.767%		05/15/15		840	853,608

						16,858,963

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Delaware
Delaware Transportation Authority, Revenue Bonds	5.000%	06/01/55	290	$328,709

District of Columbia
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%	10/01/35	250	300,827
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%	10/01/36	510	610,220
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	400,294

				1,311,341

Florida
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	493,747
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	355,053

				848,800

Georgia
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/33	445	532,491
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	451,782

				984,273

Hawaii — 0.1%
State of Hawaii, General Obligation Unlimited	5.000%	04/01/19	390	435,993
State of Hawaii, General Obligation Unlimited	5.000%	04/01/20	390	448,590
State of Hawaii, General Obligation Unlimited	5.000%	04/01/21	390	460,075
State of Hawaii, General Obligation Unlimited	5.000%	04/01/22	390	470,317
State of Hawaii, General Obligation Unlimited	5.000%	04/01/23	390	478,573

				2,293,548

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,925,391

Louisiana
New Orleans Aviation Board, Revenue Bonds	5.000%	01/01/40	350	389,816

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/22	350	426,555
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/29	285	359,357
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/25	335	427,909
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/26	390	505,768
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	315	405,625
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	364,923
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/44	1,390	1,549,989

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts (cont’d.)
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	500	$571,725

				4,611,851

Nevada
Clark County School District, General Obligation Ltd.	5.000%	06/15/26	345	432,771
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	345	428,566
Las Vegas Valley Water District, General Obligation Ltd.	5.000%	06/01/41	595	701,321

				1,562,658

New Jersey
New Jersey Educational Facilities Authority, Revenue Bonds	5.000%	07/01/23	455	569,883
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	793,505

				1,363,388

New York — 0.3%
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	419,442
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	598,065
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds	5.000%	07/15/36	260	308,126
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	456,846
New York City Water & Sewer System, Revenue Bonds, BABs	5.882%	06/15/44	450	612,931
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	540,794
New York State Thruway Authority, Revenue Bonds	5.000%	05/01/19	345	386,721
New York State Thruway Authority, Revenue Bonds	5.000%	01/01/31	335	398,992
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/24	740	920,220
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/25	505	636,295
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/26	895	1,142,029
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/27	295	371,432
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/28	650	812,435
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/44	440	507,923
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	809,849
Westchester County Local Development Corp., Revenue Bonds	5.000%	11/01/46	200	225,804

				9,147,904

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina — 0.1%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	$536,310
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/40	135	153,592
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	1,000	1,287,090
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	490	630,674
State of North Carolina, General Obligation Unlimited	5.000%	06/01/26	1,000	1,306,090

				3,913,756

Ohio — 0.1%
State of Ohio, General Obligation Unlimited	5.000%	12/15/23	675	844,891
State of Ohio, General Obligation Unlimited	5.000%	09/15/24	880	1,109,891
State of Ohio, General Obligation Unlimited	5.000%	12/15/24	475	601,507
State of Ohio, General Obligation Unlimited	5.000%	09/15/25	380	484,443

				3,040,732

Pennsylvania
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	500	561,355

South Carolina
City of Charleston SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	01/01/45	300	352,419

Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds	5.000%	07/01/40	225	259,285
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds	5.000%	07/01/46	470	538,982

				798,267

Texas
City Public Service Board of San Antonio TX, Revenue Bonds, BABs	5.808%	02/01/41	820	1,087,599
University of Houston System, Revenue Bonds	3.250%	02/15/19	330	350,150

				1,437,749

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%	06/15/27	1,500	1,891,245

Virginia
Virginia Public School Authority, Revenue Bonds	5.000%	08/01/25	260	333,164
Virginia Public School Authority, Revenue Bonds	5.000%	08/01/26	260	337,277
Virginia Public School Authority, Revenue Bonds	5.000%	08/01/27	170	218,642

				889,083

Washington — 0.1%
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/23	320	393,750
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/24	305	380,957

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%		04/01/25	285	$360,605
Grant County Public Utility District No 2, Revenue Bonds	4.584%		01/01/40	160	167,854
State of Washington, General Obligation Unlimited	5.000%		07/01/28	330	404,936

					1,708,102

Wisconsin — 0.1%
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/34	1,000	1,206,510
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		08/15/39	440	496,373

					1,702,883

TOTAL MUNICIPAL BONDS (cost $57,092,079)					58,424,101

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.930%	(c)	09/25/35	2,624	2,145,070
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	7,216	7,230,619
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	3,437	2,833,390
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.619%	(c)	05/25/47	4,348	3,400,334
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%	(c)	11/25/45	453	455,204
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.233%	(c)	03/26/37	1,190	1,145,625
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.948%	(c)	07/25/34	925	885,079
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.799%	(c)	01/26/36	3,514	2,691,536
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.679%	(c)	11/25/36	1,600	1,383,816
COLT LLC, Series 2015-1, Class A1V, 144A	3.433%	(c)	12/26/45	758	750,782
CSMC, Series 2015-10R, Class 4A1, 144A	4.750%	(c)	07/27/37	733	764,864
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	3,735	3,192,388
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.629%	(c)	08/25/47	6,905	5,423,225
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.678%	(c)	12/25/42	394	452,650
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	785,579
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,353,219
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	973,541
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	902	996,078
Fannie Mae REMICS, Series 2003-119, Class FK	0.939%	(c)	05/25/18	1,391	1,394,494
Fannie Mae REMICS, Series 2004-92, Class F	0.739%	(c)	08/25/34	2,198	2,202,565
Fannie Mae REMICS, Series 2006-118, Class A1	0.499%	(c)	12/25/36	416	406,548
Fannie Mae REMICS, Series 2007-73, Class A1	0.499%	(c)	07/25/37	1,630	1,532,339
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.750%	(c)	07/25/44	838	880,981
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.550%	(c)	10/25/44	779	792,302

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.479%	(c)	12/25/36	2,514	$2,496,895
Freddie Mac REMICS, Series -4068, Class ME	4.000%		06/15/42	500	543,514
Government National Mortgage Assoc., Series 2012-H08, Class FA	1.038%	(c)	01/20/62	10,569	10,503,235
Government National Mortgage Assoc., Series 2012-H10, Class FA	0.988%	(c)	12/20/61	1,231	1,220,953
Government National Mortgage Assoc., Series 2012-H20, Class BA	0.998%	(c)	09/20/62	7,650	7,588,602
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.953%	(c)	10/20/62	1,394	1,380,532
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.778%	(c)	12/20/62	1,792	1,767,671
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.938%	(c)	07/20/63	2,700	2,669,526
Government National Mortgage Assoc., Series 2013-H18, Class FA	0.938%	(c)	06/20/63	5,866	5,810,215
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.938%	(c)	06/20/64	3,356	3,306,191
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.938%	(c)	07/20/64	1,178	1,161,221
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.738%	(c)	04/20/61	8,601	8,518,395
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,699	6,749,986
Government National Mortgage Assoc., Series 2015-H11, Class FA	0.688%	(c)	04/20/65	1,786	1,772,776
Government National Mortgage Association, Series 2016-H01, Class HZ	4.512%	(c)	10/20/65	1,008	1,193,971
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.135%	(c)	10/25/33	1,213	1,189,157
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	1,995	1,882,490
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	3,502	2,973,430
LSTAR Securities Investment Ltd 2016-2, Series 2016-2, Class A, 144A^	2.434%	(c)	03/01/21	3,540	3,418,224
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A^	2.438%	(c)	11/01/20	810	789,354
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A^	3.938%	(c)	11/01/20	180	173,250
Merrill Lynch Mortgage Investors Trust MLMI, Series 2003-A3, Class 1A	2.561%	(c)	05/25/33	1,525	1,465,108
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.649%	(c)	02/25/36	2,010	1,813,974
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(c)	09/25/57	4,160	4,185,844
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	11,660	7,052,093
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.190%	(c)	09/25/35	3,529	2,680,340
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.668%	(c)	01/25/35	3,075	2,896,870
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.836%	(c)	10/25/46	4,804	4,551,004
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.577%	(c)	11/25/42	184	169,553

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-4, Class 3A1	6.500%		05/25/36	715	$508,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.853%	(c)	12/25/34	1,232	1,202,474

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $143,174,973)					137,707,365

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corp.	2.500%		02/01/30-09/01/30	5,938	6,107,989
Federal Home Loan Mortgage Corp.	2.500%		TBA	7,555	7,755,549
Federal Home Loan Mortgage Corp.	2.676%	(c)	11/01/35	116	122,536
Federal Home Loan Mortgage Corp.	2.738%	(c)	06/01/44	5,451	5,622,588
Federal Home Loan Mortgage Corp.	3.000%		05/01/27-08/01/30	7,781	8,171,596
Federal Home Loan Mortgage Corp.	3.000%		TBA	9,290	9,492,132
Federal Home Loan Mortgage Corp.	3.000%		TBA	7,061	7,229,802
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,251	2,353,174
Federal Home Loan Mortgage Corp.	3.500%		08/01/42-03/01/46	106,257	111,593,707
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000	4,221,384
Federal Home Loan Mortgage Corp.	4.000%		08/01/40-01/01/46	14,429	15,444,405
Federal Home Loan Mortgage Corp.	4.000%		TBA	12,586	13,432,605
Federal Home Loan Mortgage Corp.	4.500%		12/01/39-07/01/45	11,018	12,020,453
Federal Home Loan Mortgage Corp.	4.500%		TBA	2,123	2,306,072
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	4,880	5,384,786
Federal Home Loan Mortgage Corp.	5.000%		TBA	2,377	2,611,756
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	11,645	13,021,212
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	12,446	14,159,468
Federal National Mortgage Assoc.	2.500%		04/01/30-11/01/30	9,607	9,889,171
Federal National Mortgage Assoc.	2.500%		TBA	450	461,953
Federal National Mortgage Assoc.	3.000%		11/01/26-07/01/45	122,060	126,856,265
Federal National Mortgage Assoc.	3.000%		TBA	9,330	9,550,858
Federal National Mortgage Assoc.	3.500%		08/01/30-03/01/46	37,077	38,989,935
Federal National Mortgage Assoc.	3.500%		TBA	42,215	44,187,234
Federal National Mortgage Assoc.	3.500%		TBA	31,675	33,210,496
Federal National Mortgage Assoc.	3.500%		TBA	8,509	8,985,588
Federal National Mortgage Assoc.	4.000%		04/01/21-01/01/46	68,652	73,869,089
Federal National Mortgage Assoc.	4.000%		TBA	18,030	19,235,756
Federal National Mortgage Assoc.	4.500%		05/01/22-11/01/45	32,881	35,993,680
Federal National Mortgage Assoc.	4.500%		TBA	20,976	22,824,510
Federal National Mortgage Assoc.	4.500%		TBA	3,100	3,207,471
Federal National Mortgage Assoc.	5.000%		02/01/35-12/01/43	22,810	25,288,206
Federal National Mortgage Assoc.	5.000%		TBA	2,100	2,166,568
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40	2,547	2,863,229
Federal National Mortgage Assoc.	5.500%		TBA	8,356	9,370,354
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41	22,966	26,201,356
Government National Mortgage Assoc.	3.000%		07/20/45-09/20/45	24,691	25,610,361
Government National Mortgage Assoc.	3.000%		TBA	3,494	3,619,361
Government National Mortgage Assoc.	3.000%		TBA	4,800	4,963,500
Government National Mortgage Assoc.	3.500%		12/20/41-01/20/46	38,940	41,210,618
Government National Mortgage Assoc.	3.500%		TBA	22,532	23,764,218
Government National Mortgage Assoc.	3.500%		TBA	4,800	5,064,750
Government National Mortgage Assoc.	4.000%		01/15/41-10/20/45	36,781	39,366,205
Government National Mortgage Assoc.	4.000%		TBA	3,904	4,174,230
Government National Mortgage Assoc.	4.411%		04/20/62	2,398	2,539,179
Government National Mortgage Assoc.	4.500%		12/20/39-11/20/44	17,986	19,385,964
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,870,312
Government National Mortgage Assoc.	4.542%		09/20/62	1,632	1,744,658
Government National Mortgage Assoc.	4.554%		12/20/64	5,213	5,841,738
Government National Mortgage Assoc.	4.573%		10/20/64	1,878	2,061,686

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.604%	06/20/62		4,862	$5,181,157
Government National Mortgage Assoc.	4.606%	02/20/64		3,470	3,870,543
Government National Mortgage Assoc.	4.642%	08/20/64		4,933	5,502,581
Government National Mortgage Assoc.	4.676%	04/20/62		4,897	5,213,428
Government National Mortgage Assoc.	4.694%	05/20/65		1,481	1,661,166
Government National Mortgage Assoc.	4.700%	05/20/61		2,033	2,133,379
Government National Mortgage Assoc.	5.000%	04/15/38-09/15/40		12,229	13,603,224
Government National Mortgage Assoc.	6.000%	05/15/37		8	9,488
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42		5,150	5,135,575
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%	09/15/65		6,980	7,362,483
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%	01/15/48		2,245	2,668,178
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39		3,065	3,911,820

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $970,748,235)					980,672,735

U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bonds	2.500%	02/15/45-02/15/46	(v)	27,900	27,203,739
U.S. Treasury Bonds	2.875%	08/15/45		37,283	39,217,056
U.S. Treasury Bonds	3.000%	11/15/44-11/15/45		38,924	42,014,886
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25		17,190	17,338,449
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45		23,480	22,853,803
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44		52,590	59,846,897
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25		11,260	16,851,970
U.S. Treasury Notes	0.022%	11/15/25		4,935	5,136,062
U.S. Treasury Notes(a)	0.750%	01/31/18-02/15/19	(v)	199,970	199,778,508
U.S. Treasury Notes	0.875%	11/30/17		63,616	63,772,559
U.S. Treasury Notes	1.000%	12/31/17-03/15/19	(v)	161,789	162,528,668
U.S. Treasury Notes	1.125%	01/15/19-02/28/21	(v)	83,916	84,226,701
U.S. Treasury Notes	1.250%	03/31/21	(v)	143	143,128
U.S. Treasury Notes	1.375%	01/31/21		33,566	33,807,272
U.S. Treasury Notes	1.500%	02/28/23-03/31/23		19,344	19,280,852
U.S. Treasury Notes	1.625%	11/30/20-02/15/26	(v)	119,618	120,802,683
U.S. Treasury Notes	1.750%	12/31/20-01/31/23		72,387	73,874,374
U.S. Treasury Notes	2.000%	11/30/22-08/15/25		56,586	58,087,307
U.S. Treasury Notes	2.125%	12/31/22		36,947	38,378,696

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,072,139,895)					1,085,143,610

				Shares

PREFERRED STOCKS — 0.2%

Banks — 0.2%
Citigroup Capital XIII, 7.008%(c)				127,000	3,338,830
GMAC Capital Trust I, Series 2, 6.402%(c)				114,000	2,794,140
RBS Capital Funding Trust V (Netherlands), 5.900%				2,869	69,229
RBS Capital Funding Trust VII (Netherlands), 6.080%				2,439	58,829

TOTAL PREFERRED STOCKS (cost $6,525,108)					6,261,028

TOTAL LONG-TERM INVESTMENTS (cost $4,042,969,998)					4,017,234,409

SHORT-TERM INVESTMENTS — 15.3%

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

AFFILIATED MUTUAL FUND — 10.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $393,730,721; includes $330,023,351 of cash collateral received for securities on loan)(b)(w)	393,730,721	393,730,721

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.9%
Federal Home Loan Bank	0.226%	04/08/16	2,000	1,999,872
Federal Home Loan Bank	0.372%	05/23/16	2,000	1,999,133
Federal Home Loan Bank, Disc. Notes	0.380%	06/16/16	9,510	9,503,780
Federal Home Loan Bank, Disc. Notes	0.390%	06/01/16	10,000	9,994,750
Federal Home Loan Bank, Disc. Notes	0.395%	05/25/16	39,000	38,982,172
Federal National Mortgage Assoc.	0.201%	05/02/16	4,000	3,998,839
Federal National Mortgage Assoc.	0.236%	06/01/16	2,000	1,998,950

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $68,470,013)				68,477,496

			Principal Amount (000)#	Value

BORROWED BOND AGREEMENTS(f) — 2.2%
Bank of America, 0.400%, dated 03/31/16, due 04/01/16 in the amount of $12,032,473			12,032	$12,032,339
Credit Suisse, (0.150)%, dated 03/31/16, due 04/01/16 in the amount of $59,475,752			59,476	59,476,000
Deutsche Bank AG, 0.200%, dated 03/29/16, due in the amount of $7,634,250			7,634	7,634,250

TOTAL BORROWED BOND AGREEMENTS (cost $79,142,589)				79,142,589

	Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills	0.127%	04/28/16	4,500	4,499,114
U.S. Treasury Bills	0.168%	04/28/16	9,995	9,993,744

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,493,317)				14,492,858

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*

Call Options
Currency Option USD vs BRL,
expiring 05/01/16, @ FX Rate 3.75	Goldman Sachs & Co.		6	5,775
expiring 05/18/16, @ FX Rate 3.85	Goldman Sachs & Co.		7	7,856
Currency Option USD vs CNH,
expiring 05/21/16, @ FX Rate 6.62	Deutsche Bank AG		13	1,429
expiring 08/03/16, @ FX Rate 6.75	Hong Kong & Shanghai Bank		293	213,629
expiring 12/20/16, @ FX Rate 6.75	Deutsche Bank AG		16	26,585
Currency Option USD vs GBP,
expiring 07/27/16, @ FX Rate 1.47	Deutsche Bank AG	GBP	210	512,142
Currency Option USD vs KRW,
expiring 05/24/16, @ FX Rate 1,165.00	Deutsche Bank AG		9	9,577
Currency Option USD vs SAR,
expiring 08/21/16, @ FX Rate 3.78	BNP Paribas		99	36,886

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS PURCHASED* (Continued)

Call Options (cont’d)
expiring 08/21/16, @ FX Rate 3.78	Citigroup Global Markets		97	$36,419
Currency Option USD vs TRY,
expiring 04/27/16, @ FX Rate 2.90	BNP Paribas		7	20
expiring 04/27/16, @ FX Rate 2.95	BNP Paribas		11	1,489
Currency Option USD vs ZAR,
expiring 05/03/16, @ FX Rate 17.00	Goldman Sachs & Co.		9	692
Eurodollars 1 Year Mid-Curve Options,
expiring 12/21/16, Strike Price $99.13			4,380	744,600

				1,597,099

Put Options
Currency Option USD vs EUR,
expiring 04/06/16, @ FX Rate 1.05	Deutsche Bank AG	EUR	17	—
expiring 04/06/16, @ FX Rate 1.09	Hong Kong & Shanghai Bank	EUR	11	—
expiring 07/27/16, @ FX Rate 1.07	JPMorgan Chase	EUR	252	187,533
Currency Option USD vs MXN,
expiring 04/20/16, @ FX Rate 18.00	Goldman Sachs & Co.		11	44,978
expiring 05/01/16, @ FX Rate 17.30	Deutsche Bank AG		13	2,539

				235,050

TOTAL OPTIONS PURCHASED (cost $2,441,634)				1,832,149

TOTAL SHORT-TERM INVESTMENTS (cost $558,278,274)				557,675,813

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 125.2% (cost $4,601,248,272)				4,574,910,222

SECURITIES SOLD SHORT — (6.7)%

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.500%	TBA	56,903	(59,563,762)
Federal Home Loan Mortgage Corp.	5.500%	TBA	7,170	(7,967,663)
Federal National Mortgage Assoc.	3.000%	TBA	23,830	(24,444,879)
Federal National Mortgage Assoc.	3.000%	TBA	37,866	(39,552,218)
Federal National Mortgage Assoc.	4.000%	TBA	11,430	(12,212,241)
Federal National Mortgage Assoc.	4.000%	TBA	2,600	(2,708,969)
Federal National Mortgage Assoc.	4.500%	TBA	31,588	(34,332,209)
Federal National Mortgage Assoc.	5.000%	TBA	3,203	(3,543,319)
Federal National Mortgage Assoc.	5.000%	TBA	8,910	(9,846,942)
Federal National Mortgage Assoc.	6.000%	TBA	24,719	(28,161,071)
Government National Mortgage Assoc.	4.000%	TBA	7,595	(8,118,640)
Government National Mortgage Assoc.	4.500%	TBA	10,021	(10,758,483)
Government National Mortgage Assoc.	5.000%	TBA	3,214	(3,481,666)

TOTAL SECURITIES SOLD SHORT (proceeds received $243,836,865)				(244,692,062)

BORROWED BONDS — (2.2)%
U.S. Treasury Notes	0.750%	02/28/18	59,476	(59,489,917)
U.S. Treasury Notes	1.250%	12/15/18	7,540	(7,625,413)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date

BORROWED BONDS (Continued)
U.S. Treasury Notes	2.250%	11/15/25	11,514	$(11,983,312)

TOTAL BORROWED BONDS (proceeds received $77,658,711)				(79,098,642)

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN*

Call Options
Currency Option USD vs CNH,
expiring 12/20/16, @ FX Rate 7.10	Deutsche Bank AG	16	(14,464)
Currency Option USD vs GBP,
expiring 07/27/16, @ FX Rate 1.50	JPMorgan Chase	GBP 200	(425,620)
expiring 08/27/16, @ FX Rate 1.53	Deutsche Bank AG	GBP 210	(154,741)
expiring 09/27/16, @ FX Rate 1.56	Deutsche Bank AG	GBP 210	(77,972)
Currency Option USD vs MXN,
expiring 04/20/16, @ FX Rate 19.00	Goldman Sachs & Co.	11	(72)
Eurodollars 4 Year Mid-Curve Options,
expiring 12/21/16, Strike Price $98.38		2,920	(620,500)

			(1,293,369)

Put Options
Currency Option USD vs BRL,
expiring 05/01/16, @ FX Rate 3.55	Goldman Sachs & Co.	6	(8,295)
Currency Option USD vs EUR,
expiring 04/06/16, @ FX Rate 1.05	Hong Kong & Shanghai Bank	EUR 17	—
Currency Option USD vs ZAR,
expiring 05/03/16, @ FX Rate 15.50	Goldman Sachs & Co.	9	(47,794)

			(56,089)

TOTAL OPTIONS WRITTEN (premiums received $1,208,852)			(1,349,458)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 116.3% (cost $4,278,543,844)			4,249,770,060
Liabilities in excess of other assets(z) — (16.3)%			(595,679,018)

NET ASSETS — 100.0%			$3,654,091,042

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,306,578 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $323,184,940; cash collateral of $330,023,351 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Borrowed bond agreements are collateralized by U.S. Treasury Securities (coupon rates 0.75%-2.25%, maturity dates 02/28/18-11/15/ 25), with the aggregate value of $79,098,642. Borrowed bond agreements are subject to contractual netting arrangements. For further detail on individual borrowed bond agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
707	2 Year U.S. Treasury Notes	Jun. 2016	$154,225,484	$154,656,250	$430,766
299	20 Year U.S. Treasury Bonds	Jun. 2016	49,281,253	49,166,813	(114,440)
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	3,107,243	3,105,563	(1,680)

					314,646

Short Positions:
3	5 Year Euro-Bobl	Jun. 2016	448,834	447,537	1,297
78	5 Year U.S. Treasury Notes	Jun. 2016	9,349,618	9,450,797	(101,179)
64	10 Year Euro-Bund	Jun. 2016	11,867,981	11,893,902	(25,921)
12	10 Year Japanese Bonds	Jun. 2016	16,177,351	16,132,214	45,137
311	10 Year U.S. Treasury Notes	Jun. 2016	40,155,058	40,551,484	(396,426)

					(477,092)

					$(162,446)

(1) Cash of $1,748,170 has been segregated with Bank of America to cover requirements for open contracts as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	BNP Paribas	AUD	14,080	$10,827,196	$10,754,488	$ (72,708)
Brazilian Real,
Expiring 04/04/16	BNP Paribas	BRL	902	241,370	250,515	9,145
Expiring 04/29/16	Goldman Sachs & Co.	BRL	8,344	2,273,000	2,302,189	29,189
Expiring 05/02/16	Deutsche Bank AG	BRL	1,230	336,000	339,055	3,055
Canadian Dollar,
Expiring 04/11/16	Citigroup Global Markets	CAD	1,091	839,000	840,076	1,076
Chilean Peso,
Expiring 04/14/16	BNP Paribas	CLP	340,769	499,200	508,046	8,846
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	225,329	332,800	335,938	3,138
Chinese Yuan,
Expiring 07/29/16	JPMorgan Chase	CNY	108,483	16,200,000	16,700,789	500,789
Colombian Peso,
Expiring 04/22/16	Credit Suisse First Boston Corp.	COP	1,309,641	420,667	436,207	15,540
Euro,
Expiring 04/04/16	Bank of America	EUR	624	696,275	710,135	13,860
Expiring 04/14/16	Goldman Sachs & Co.	EUR	621	686,334	706,930	20,596
Indian Rupee,
Expiring 04/12/16	JPMorgan Chase	INR	32,066	471,000	483,110	12,110
Expiring 04/29/16	JPMorgan Chase	INR	152,177	2,273,000	2,285,377	12,377
Japanese Yen,
Expiring 04/18/16	Deutsche Bank AG	JPY	32,908	289,419	292,556	3,137
Expiring 04/18/16	Deutsche Bank AG	JPY	12,689	111,600	112,810	1,210
Expiring 04/18/16	Hong Kong & Shanghai Bank	JPY	116,769	1,037,000	1,038,100	1,100
Expiring 04/18/16	Morgan Stanley	JPY	117,745	1,037,000	1,046,778	9,778
Expiring 04/18/16	Morgan Stanley	JPY	35,330	312,849	314,093	1,244
Expiring 04/18/16	Morgan Stanley	JPY	34,912	309,151	310,372	1,221
Mexican Peso,
Expiring 04/01/16	Deutsche Bank AG	MXN	9,482	522,000	548,780	26,780
Expiring 04/04/16	Goldman Sachs & Co.	MXN	18,694	1,040,000	1,081,634	41,634
Expiring 04/05/16	BNP Paribas	MXN	10,973	631,000	634,848	3,848
Expiring 04/06/16	Citigroup Global Markets	MXN	22,221	1,287,278	1,285,450	(1,828)
Expiring 04/06/16	State Street Bank	MXN	10,297	572,187	595,669	23,482
Expiring 04/21/16	State Street Bank	MXN	4,185	231,732	241,775	10,043
Expiring 04/22/16	Citigroup Global Markets	MXN	26,875	1,551,019	1,552,381	1,362
Expiring 04/28/16	BNP Paribas	MXN	23,577	1,356,000	1,361,141	5,141

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/16	Hong Kong & Shanghai Bank	MXN	1,583	$ 91,490	$ 91,375	$ (115)
Expiring 07/06/16	Hong Kong & Shanghai Bank	MXN	11,019	610,724	632,235	21,511
Expiring 07/20/16	Hong Kong & Shanghai Bank	MXN	10,674	590,954	611,663	20,709
Russian Ruble,
Expiring 04/01/16	Deutsche Bank AG	RUB	2,495	36,400	37,128	728
Expiring 04/15/16	Deutsche Bank AG	RUB	6,230	91,000	92,316	1,316
Expiring 04/29/16	Deutsche Bank AG	RUB	158,155	2,273,000	2,333,630	60,630
South African Rand,
Expiring 04/01/16	Bank of America	ZAR	8,289	528,000	561,355	33,355
Expiring 04/11/16	BNP Paribas	ZAR	8,205	530,750	554,552	23,802
Expiring 04/29/16	BNP Paribas	ZAR	35,259	2,273,000	2,374,635	101,635
Turkish Lira,
Expiring 04/13/16	BNP Paribas	TRY	1,880	660,000	664,684	4,684
Expiring 04/29/16	Barclays Capital Group	TRY	6,558	2,273,000	2,307,631	34,631

				$56,342,395	$57,330,446	988,051

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Morgan Stanley	AUD	14,430	$10,887,291	$11,021,823	$(134,532)
Expiring 06/15/16	Westpac Banking Corp.	AUD	14,080	10,577,811	10,754,488	(176,677)
Brazilian Real,
Expiring 04/04/16	BNP Paribas	BRL	971	241,370	269,759	(28,389)
British Pound,
Expiring 04/05/16	JPMorgan Chase	GBP	1,162	1,610,138	1,668,942	(58,804)
Expiring 04/05/16	Morgan Stanley	GBP	51	72,483	73,250	(767)
Expiring 04/05/16	Standard Chartered PLC	GBP	53	75,026	76,122	(1,096)
Expiring 04/29/16	Morgan Stanley	GBP	1,592	2,273,000	2,286,534	(13,534)
Expiring 05/04/16	Royal Bank of Scotland Group PLC	GBP	1,069	1,537,120	1,535,505	1,615
Canadian Dollar,
Expiring 04/11/16	UBS AG	CAD	1,122	839,000	864,161	(25,161)
Chilean Peso,
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	398,525	582,400	594,153	(11,753)
Expiring 04/14/16	Credit Suisse First Boston Corp.	CLP	170,684	249,600	254,469	(4,869)
Chinese Yuan,
Expiring 06/01/16	Hong Kong & Shanghai Bank	CNY	13,412	2,000,000	2,068,413	(68,413)
Expiring 06/01/16	Standard Chartered PLC	CNY	65,721	9,960,000	10,135,424	(175,424)
Expiring 07/29/16	Bank of America	CNY	45,806	6,785,000	7,051,671	(266,671)
Expiring 07/29/16	Hong Kong & Shanghai Bank	CNY	78,898	11,600,000	12,146,188	(546,188)
Expiring 07/29/16	Standard Chartered PLC	CNY	47,719	7,165,000	7,346,230	(181,230)
Colombian Peso,
Expiring 04/22/16	Credit Suisse First Boston Corp.	COP	1,288,973	420,667	429,323	(8,656)
Expiring 05/02/16	Credit Suisse First Boston Corp.	COP	1,944,618	642,000	647,338	(5,338)
Danish Krone,
Expiring 04/29/16	Royal Bank of Scotland Group PLC	DKK	15,103	2,273,000	2,308,168	(35,168)
Euro,
Expiring 04/04/16	Bank of America	EUR	624	677,155	710,135	(32,980)
Expiring 04/04/16	BNP Paribas	EUR	427	465,768	485,607	(19,839)
Expiring 04/04/16	State Street Bank	EUR	130	142,751	147,477	(4,726)
Expiring 04/05/16	Citigroup Global Markets	EUR	75	84,622	85,355	(733)
Expiring 04/05/16	Morgan Stanley	EUR	11,685	12,733,635	13,298,356	(564,721)
Expiring 04/14/16	UBS AG	EUR	621	673,540	706,930	(33,390)
Expiring 04/15/16	State Street Bank	EUR	787	857,760	895,381	(37,621)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/21/16	Bank of America	EUR	2,431	$ 2,752,160	$ 2,767,961	$ (15,801)
Expiring 04/29/16	Standard Chartered PLC	EUR	2,026	2,273,000	2,307,522	(34,522)
Expiring 05/04/16	Morgan Stanley	EUR	11,800	13,454,124	13,440,964	13,160
Expiring 06/22/16	Morgan Stanley	EUR	556	632,039	634,677	(2,638)
Expiring 06/22/16	Morgan Stanley	EUR	259	295,836	295,787	49
Indian Rupee,
Expiring 04/12/16	JPMorgan Chase	INR	31,736	471,000	478,142	(7,142)
Japanese Yen,
Expiring 05/02/16	Deutsche Bank AG	JPY	257,474	2,273,000	2,289,962	(16,962)
Mexican Peso,
Expiring 04/01/16	Citigroup Global Markets	MXN	9,383	522,000	543,012	(21,012)
Expiring 04/04/16	Goldman Sachs & Co.	MXN	10,867	624,000	628,767	(4,767)
Expiring 04/04/16	Goldman Sachs & Co.	MXN	5,692	324,510	329,345	(4,835)
Expiring 04/05/16	Goldman Sachs & Co.	MXN	10,954	631,000	633,734	(2,734)
Expiring 04/05/16	Morgan Stanley	MXN	76,572	4,215,288	4,429,945	(214,657)
Expiring 04/06/16	Bank of America	MXN	32,518	1,781,639	1,881,119	(99,480)
Expiring 04/21/16	JPMorgan Chase	MXN	4,685	259,328	270,621	(11,293)
Expiring 04/21/16	Morgan Stanley	MXN	10,189	564,149	588,584	(24,435)
Expiring 04/22/16	Barclays Capital Group	MXN	13,219	736,089	763,559	(27,470)
Expiring 04/22/16	Goldman Sachs & Co.	MXN	11,035	624,000	637,441	(13,441)
Expiring 04/28/16	Citigroup Global Markets	MXN	11,506	622,383	664,281	(41,898)
Expiring 04/28/16	JPMorgan Chase	MXN	9,393	522,843	542,256	(19,413)
Expiring 05/04/16	JPMorgan Chase	MXN	73,351	4,237,147	4,232,231	4,916
Expiring 05/04/16	Morgan Stanley	MXN	18,901	1,028,754	1,090,581	(61,827)
Expiring 05/23/16	Citigroup Global Markets	MXN	20,399	1,168,566	1,174,844	(6,278)
Expiring 05/26/16	Bank of America	MXN	11,659	671,242	671,258	(16)
Expiring 06/06/16	Citigroup Global Markets	MXN	22,221	1,280,139	1,278,163	1,976
Expiring 06/06/16	JPMorgan Chase	MXN	24,800	1,423,107	1,426,517	(3,410)
Expiring 07/06/16	BNP Paribas	MXN	10,681	595,646	612,796	(17,150)
Expiring 07/06/16	BNP Paribas	MXN	10,594	590,805	607,816	(17,011)
Expiring 07/06/16	UBS AG	MXN	10,153	559,616	582,504	(22,888)
Expiring 07/08/16	State Street Bank	MXN	10,077	555,559	578,081	(22,522)
Expiring 07/20/16	State Street Bank	MXN	10,960	596,364	628,018	(31,654)
Expiring 07/20/16	State Street Bank	MXN	10,272	553,169	588,618	(35,449)
Russian Ruble,
Expiring 04/01/16	Deutsche Bank AG	RUB	2,585	36,400	38,461	(2,061)
Expiring 04/15/16	Deutsche Bank AG	RUB	6,244	91,000	92,525	(1,525)
Expiring 04/18/16	Deutsche Bank AG	RUB	2,507	36,400	37,112	(712)
Expiring 05/20/16	Morgan Stanley	RUB	10,251	125,440	150,460	(25,020)
Saudi Arabian Riyal,
Expiring 11/23/16	BNP Paribas	SAR	24,982	6,550,000	6,621,501	(71,501)
Expiring 11/23/16	Citigroup Global Markets	SAR	25,350	6,650,000	6,719,067	(69,067)
Expiring 11/23/16	Citigroup Global Markets	SAR	18,729	4,928,000	4,964,161	(36,161)
South African Rand,
Expiring 04/01/16	JPMorgan Chase	ZAR	8,496	528,000	575,357	(47,357)
Expiring 04/11/16	Bank of America	ZAR	8,212	530,750	555,017	(24,267)
Expiring 04/25/16	BNP Paribas	ZAR	8,216	535,000	553,800	(18,800)
South Korean Won,
Expiring 04/18/16	Hong Kong & Shanghai Bank	KRW	1,241,704	1,037,000	1,085,273	(48,273)
Expiring 04/18/16	JPMorgan Chase	KRW	1,230,660	1,037,000	1,075,620	(38,620)
Expiring 04/18/16	JPMorgan Chase	KRW	743,850	622,000	650,139	(28,139)
Swedish Krona,
Expiring 04/29/16	Barclays Capital Group	SEK	18,762	2,273,000	2,313,496	(40,496)

				$157,244,629	$160,892,297	(3,647,668)

						$(2,659,617)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
COP	15,424,666	05/23/16	6.440%	Colombia Overnight Interbank(1)	$ 1,817	$ —	$ 1,817	Credit Suisse First Boston Corp.
COP	10,345,813	08/22/16	6.640%	Colombia Overnight Interbank(1)	2,710	—	2,710	Credit Suisse First Boston Corp.
MXN	6,132	12/07/17	4.300%	28 day Mexican interbank rate(2)	1,296	43	1,253	Bank of America
MXN	69,892	12/18/17	4.295%	28 day Mexican interbank rate(2)	14,408	94	14,314	Bank of America
MXN	12,048	03/21/18	4.066%	28 day Mexican interbank rate(2)	136	612	(476)	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 day Mexican interbank rate(1)	6,624	(72)	6,696	Citigroup Global Markets
MXN	4,154	12/05/18	4.770%	28 day Mexican interbank rate(2)	(372)	32	(404)	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%	28 day Mexican interbank rate(2)	(169)	32	(201)	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%	28 day Mexican interbank rate(2)	204	32	172	Bank of America
MXN	38,518	01/01/21	5.405%	28 day Mexican interbank rate(1)	18,354	(336)	18,690	Goldman Sachs & Co.
MXN	18,660	07/17/25	6.320%	28 day Mexican interbank rate(1)	27,998	(96)	28,094	Morgan Stanley
MXN	9,298	07/17/25	6.325%	28 day Mexican interbank rate(1)	14,160	(48)	14,208	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 day Mexican interbank rate(1)	38,558	(140)	38,698	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	(39,856)	—	(39,856)	Bank of America
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	(39,856)	—	(39,856)	Bank of America
MXN	1,127	12/05/25	6.270%	28 day Mexican interbank rate(1)	1,265	(34)	1,299	Bank of America
MXN	26,610	01/30/26	5.960%	28 day Mexican interbank rate(1)	(10,464)	(371)	(10,093)	Citigroup Global Markets
MXN	26,694	02/23/26	6.240%	28 day Mexican interbank rate(1)	23,681	(83)	23,764	Goldman Sachs & Co.
MXN	22,889	02/23/26	6.225%	28 day Mexican interbank rate(1)	18,812	(77)	18,889	Citigroup Global Markets

					$ 79,306	$(412)	$ 79,718

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	37,670	01/15/26	2.832%	6 Month Australian Bank Bill Rate(1)	$ 23,622	$ 740,041	$ 716,419
	103,121	01/12/17	1.256%	3 Month LIBOR(2)	—	(578,664)	(578,664)
	620	08/25/25	2.130%	3 Month LIBOR(1)	—	29,118	29,118
	437	09/11/25	2.272%	3 Month LIBOR(2)	—	(25,753)	(25,753)
	26,810	01/19/26	1.954%	3 Month LIBOR(2)	(53,800)	(826,746)	(772,946)

					$ (30,178)	$ (662,004)	$ (631,826)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.8.BBB	10/17/57	3.000%	330	$(57,167)	$(34,405)	$(22,762)	Barclays Capital Group
CMBX.NA.8.BBB	10/17/57	3.000%	170	(29,449)	(18,135)	(11,314)	Credit Suisse First Boston Corp.

				$(86,616)	$(52,540)	$(34,076)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)			Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Brazil Federative Republic	06/20/21	1.000%		667		3.500%	$ (78,540)	$ (76,302)	$ (2,238)	Barclays Capital Group
CNH Industrial NV	12/20/20	5.000%	EUR	21		2.937%	2,229	2,361	(132)	BNP Paribas
Fiat Chrysler Automobiles NV	12/20/20	5.000%	EUR	27		3.326%	2,322	2,524	(202)	Bank of America
Fiat Chrysler Automobiles NV	12/20/20	5.000%	EUR	— (r	)	3.326%	22	24	(2)	Bank of America
Republic of Indonesia	06/20/21	1.000%		551		1.959%	(25,487)	(29,211)	3,724	Barclays Capital Group
United Mexican States	06/20/20	1.000%		1,765		1.302%	(21,202)	(18,087)	(3,115)	Bank of America
United Mexican States	09/20/20	1.000%		1,765		1.383%	(28,536)	(20,290)	(8,246)	JPMorgan Chase

							$(149,192)	$(138,981)	$(10,211)

(r)	Less than $500 par.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	12,740	1.198%	$ 121,596	$ 138,983	$ (17,387)	JPMorgan Chase
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	10,783	1.198%	102,953	121,347	(18,394)	BNP Paribas
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	4,030	1.198%	38,465	45,366	(6,901)	BNP Paribas
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	3,970	1.198%	37,905	44,677	(6,772)	BNP Paribas
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	3,940	0.241%	(7,929)	44,353	(52,282)	BNP Paribas
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	3,020	1.198%	28,827	56,629	(27,802)	Deutsche Bank AG
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	2,287	1.198%	21,829	25,225	(3,396)	JPMorgan Chase

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
Australia & New Zealand Banking Group Ltd	06/20/21	1.000%	1,280	1.198%	$ 12,215	$ 23,995	$ (11,780)	Goldman Sachs & Co.
Commonwealth Bank of Australia	06/20/21	1.000%	5,027	1.182%	44,002	53,012	(9,010)	JPMorgan Chase
Commonwealth Bank of Australia	06/20/21	1.000%	3,168	1.182%	27,732	59,403	(31,671)	Deutsche Bank AG
Commonwealth Bank of Australia	06/20/21	1.000%	1,142	1.182%	9,994	21,294	(11,300)	Deutsche Bank AG
Commonwealth Bank of Australia	06/20/21	1.000%	690	1.182%	6,042	7,765	(1,723)	BNP Paribas
Credit Agricole SA	06/20/21	1.000% EUR	768	0.814%	(8,668)	(6,500)	(2,168)	Barclays Capital Group
HSBC Bank PLC	06/20/21	1.000% EUR	6,720	1.059%	20,717	71,975	(51,258)	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	6,589	1.059%	20,306	423	19,883	Bank of America
HSBC Bank PLC	06/20/21	1.000% EUR	5,800	1.059%	17,882	(12,856)	30,738	Bank of America Credit Suisse
HSBC Bank PLC	06/20/21	1.000% EUR	5,370	1.059%	(20,286)	25,550	(45,836)	First Boston Corp.
HSBC Bank PLC	06/20/21	1.000% EUR	3,750	1.059%	11,561	36,296	(24,735)	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	3,640	1.059%	11,223	(15,343)	26,566	JPMorgan Chase
HSBC Bank PLC	06/20/21	1.000% EUR	3,386	1.059%	10,436	(4,387)	14,823	JPMorgan Chase
HSBC Bank PLC	06/20/21	1.000% EUR	2,400	1.059%	7,400	(5,894)	13,294	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	2,284	1.059%	7,042	(5,061)	12,103	Bank of America
HSBC Bank PLC	06/20/21	1.000% EUR	1,790	1.059%	5,518	(3,966)	9,484	Bank of America
HSBC Bank PLC	06/20/21	1.000% EUR	1,195	1.059%	3,685	(2,935)	6,620	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	966	1.059%	2,978	(2,372)	5,350	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	611	1.059%	1,884	(1,501)	3,385	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	602	1.059%	1,856	(1,478)	3,334	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	324	1.059%	999	(796)	1,795	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000% EUR	84	1.059%	259	(354)	613	JPMorgan Chase
Loews Corporation	12/20/20	1.000%	1,070	0.326%	(33,740)	(40,404)	6,664	Barclays Capital Group
Malaysian Federation	06/20/21	1.000%	2,240	1.519%	56,626	63,579	(6,953)	Barclays Capital Group
National Australia Bank Limited	06/20/21	1.000%	3,600	1.186%	32,094	39,704	(7,610)	JPMorgan Chase
National Australia Bank Limited	06/20/21	1.000%	670	1.186%	5,973	7,542	(1,569)	BNP Paribas
Republic of Philippines	06/20/21	1.000%	2,054	1.045%	3,941	11,653	(7,712)	JPMorgan Chase
Republic of South Africa	12/20/20	1.000%	1,270	0.380%	(36,820)	(18,382)	(18,438)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	2,120	2.948%	196,342	241,496	(45,154)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	1,575	2.948%	145,867	170,485	(24,618)	JPMorgan Chase

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):

Republic of South Africa	06/20/21	1.000%	1,290	2.948%	$ 119,472	$ 137,265	$ (17,793)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	1,095	2.948%	101,413	119,914	(18,501)	Bank of America
Republic of South Africa	06/20/21	1.000%	702	2.948%	65,015	75,594	(10,579)	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%	665	2.948%	61,589	77,079	(15,490)	Goldman Sachs & Co.
Republic of South Africa	06/20/21	1.000%	635	2.948%	58,810	69,472	(10,662)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	530	2.948%	49,085	61,230	(12,145)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	22	2.948%	2,037	2,379	(342)	Citigroup Global Markets
Standard Chartered Bank	06/20/21	1.000% EUR	4,090	1.529%	122,182	229,504	(107,322)	JPMorgan Chase
Standard Chartered Bank	06/20/21	1.000% EUR	3,570	1.529%	106,648	177,196	(70,548)	Citigroup Global Markets
Standard Chartered Bank	06/20/21	1.000% EUR	3,560	1.529%	106,349	83,656	22,693	Bank of America
Standard Chartered Bank	06/20/21	1.000% EUR	2,878	1.529%	85,975	160,351	(74,376)	BNP Paribas
Standard Chartered Bank	06/20/21	1.000% EUR	2,800	1.529%	83,645	65,821	17,824	Bank of America
Standard Chartered Bank	06/20/21	1.000% EUR	2,160	1.529%	64,526	108,071	(43,545)	Citigroup Global Markets
Standard Chartered Bank	06/20/21	1.000% EUR	1,750	1.529%	52,278	41,138	11,140	Bank of America
Standard Chartered Bank	06/20/21	1.000% EUR	1,450	1.529%	43,316	34,073	9,243	Bank of America
Standard Chartered Bank	06/20/21	1.000% EUR	565	1.529%	16,878	16,116	762	BNP Paribas
Standard Chartered Bank	06/20/21	1.000% EUR	520	1.529%	15,534	12,219	3,315	Bank of America
Standard Chartered Bank	06/20/21	1.000% EUR	449	1.529%	13,413	12,896	517	BNP Paribas
United Mexican States	06/20/20	1.000%	1,765	1.302%	21,202	15,519	5,683	JPMorgan Chase
United Mexican States	09/20/20	1.000%	1,765	1.383%	28,536	23,388	5,148	Bank of America
Valero Energy Corp.	12/20/20	1.000%	1,045	1.291%	13,477	25,388	(11,911)	Morgan Stanley

					$2,140,086	$2,736,792	$(596,706)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	$ (155,395)	$ (167,075)	$ 11,680	Morgan Stanley
CMBX.NA.8.AAA	10/17/57	2.000%	540	(54,657)	(56,784)	2,127	Goldman Sachs & Co.
CMBX.NA.8.BBB	10/17/57	1.500%	400	(28,642)	(40,387)	11,745	Goldman Sachs & Co.
CMBX.NA.9.BBB	09/17/58	3.000%	2,690	(519,242)	(688,242)	169,000	UBS AG

				$ (757,936)	$ (952,488)	$194,552

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Depreciation
Centrally cleared credit default swaps on credit indices– Buy Protection(2):
CDX.NA.HY.25.V1	12/20/20	5.000%	30,120	$ 299,964	$ 919,102	$ 619,138

Cash of $2,652,430 has been segregated with JPMorgan Chase to cover the requirements for open centrally cleared swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Reverse Repurchase Agreements outstanding at March 31, 2016:

Broker	Interest Rate	Trade Date	Value at March 31, 2016	Maturity Date	Cost
Deutsche Bank AG	0.100%	03/31/2016	$75,933,179	04/01/2016	$75,933,179
Barclays Capital Group	0.150%	03/31/2016	23,319,713	04/01/2016	23,319,713
Bank of America	0.650%	03/31/2016	13,982,500	04/01/2016	13,982,500
J.P. Morgan Securities LLC	0.490%	03/31/2016	85,531,250	04/01/2016	85,531,250
Bank of America	(0.060)%	03/31/2016	28,800,275	04/01/2016	28,800,275
Bank of America	(0.070)%	03/31/2016	34,311,233	04/01/2016	34,311,233

			$261,878,150		$261,878,150

The aggregate value of Reverse Repurchase Agreements is $261,878,150 U.S. Treasury Securities, with a market value of $262,644,665 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2016. Reverse repurchase agreements are subject to contractual netting arrangements.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$71,147,768	$2,130,000
Non-Residential Mortgage-Backed Securities	—	106,916,474	1,766,340
Residential Mortgage-Backed Securities	—	85,357,990	—
Bank Loans	—	8,744,730	—
Commercial Mortgage-Backed Securities	—	167,206,450	3,029,410
Corporate Bonds	—	1,184,703,377	—
Foreign Government Bonds	—	118,023,031	—
Municipal Bonds	—	58,424,101	—
Residential Mortgage-Backed Securities	—	133,326,537	4,380,828
U.S. Government Agency Obligations	—	1,049,150,231	—
Borrowed Bond Agreements	—	79,142,589	—
U.S. Treasury Obligations	—	1,099,636,468	—
Preferred Stocks	6,261,028	—	—
Affiliated Mutual Fund	393,730,721	—	—
Options Purchased	744,600	1,087,549	—
Short Sales – U.S. Government Agency Obligations	—	(244,692,062)	—
Borrowed Bonds	—	(79,098,642)	—
Options Written	(620,500)	(728,958)	—
Reverse Repurchase Agreements	—	(261,878,150)	—
Other Financial Instruments*
Futures Contracts	(162,446)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,659,617)	—
OTC Interest Rate Swap Agreements	—	79,306	—
Centrally Cleared Interest Rate Swap Agreements	—	(631,826)	—
OTC Credit Default Swap Agreements	—	1,146,342	—
Centrally Cleared Credit Default Swap Agreements	—	619,138	—

Total	$399,953,403	$3,575,022,826	$11,306,578

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$1,765,480
Foreign exchange contracts	(2,301,026)
Interest rate contracts	(590,866)

Total	$(1,126,412)

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 3.6%

Non-Residential Mortgage-Backed Securities — 3.6%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	13	$13,114
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	119	119,387
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.706%	(c)	02/15/18	27	27,493
Chase Issuance Trust, Series 2014-A4, Class A4	0.752%	(c)	04/16/18	500	500,045
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	181	180,912
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	5	4,644
Fifth Third Auto Trust, Series 2014-3, Class A2B	0.666%	(c)	05/15/17	159	158,840
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	300	300,001
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.666%	(c)	01/16/18	10	10,445

TOTAL ASSET-BACKED SECURITIES (cost $1,314,044)					1,314,881

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A1A	5.617%	(c)	07/10/46	105	105,753
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	90	91,330
Commercial Mortgage Trust, Series 2006-C7, Class AM	5.870%	(c)	06/10/46	75	75,154
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	350	352,975
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	149	149,759
JPMorgan Chase Commercial Mortgage Securities Trust,	5.935%	(c)	04/15/45	300	300,412
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1A	5.409%	(c)	07/12/46	143	144,348
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	110	111,870
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1	0.726%		08/10/49	62	61,296
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	507	510,454
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	357	362,850
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	95	95,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,415,209)					2,361,943

CORPORATE BONDS — 6.3%

Banks — 2.8%
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	109,582
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	104,002
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	112,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	109,271

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.625%	09/14/16	500	$501,714
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	75	80,389

				1,017,520

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	64,747

Engineering & Construction — 0.2%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	80,480

Food
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,041

Healthcare-Products — 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	100	100,546

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	54,202
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	67,861

				122,063

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	96,484

Machinery-Diversified — 0.4%
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	150	150,134

Media — 0.2%
Comcast Corp., Gtd. Notes	4.950%	06/15/16	65	65,535

Mining — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	23,625

Miscellaneous Manufacturing — 0.6%
General Electric Co., Gtd. Notes, MTN	3.100%	01/09/23	65	68,830
General Electric Co., Gtd. Notes, MTN	4.625%	01/07/21	25	28,268
General Electric Co., Gtd. Notes, MTN	4.650%	10/17/21	10	11,408
General Electric Co., Gtd. Notes, MTN	5.300%	02/11/21	100	116,135

				224,641

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	136,476

Telecommunications — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	100	106,231

Transportation — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	75	84,046

TOTAL CORPORATE BONDS (cost $2,180,467)				2,282,569

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.4%
Federal Home Loan Banks	0.625%	11/23/16	60	60,028
Federal Home Loan Mortgage Corp.(hh)	0.875%	10/14/16	500	501,212

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	2,230	$2,247,501
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	45	45,055
Federal National Mortgage Assoc.	1.250%		09/28/16	500	501,782
Federal National Mortgage Assoc.	1.500%		11/30/20	2,410	2,434,117
Federal National Mortgage Assoc.	1.625%		01/21/20	10	10,172
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	110	115,103
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	250	238,614
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.770%	(s)	07/15/20	520	487,184

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,577,345)					6,640,768

U.S. TREASURY OBLIGATIONS — 62.6%
U.S. Treasury Bonds	2.500%		02/15/45	590	575,296
U.S. Treasury Bonds	2.750%		11/15/42	845	871,176
U.S. Treasury Bonds	2.875%		05/15/43	80	84,297
U.S. Treasury Bonds	2.875%		08/15/45	650	683,719
U.S. Treasury Bonds	3.000%		05/15/45	600	647,086
U.S. Treasury Notes	1.125%		02/28/21	1,075	1,070,590
U.S. Treasury Notes	1.375%		04/30/20	705	712,298
U.S. Treasury Notes	1.500%		05/31/19	4,480	4,560,152
U.S. Treasury Notes	1.500%		02/28/23	1,600	1,595,563
U.S. Treasury Notes(k)	1.625%		04/30/19	3,040	3,106,144
U.S. Treasury Notes	1.750%		02/28/22	1,290	1,313,835
U.S. Treasury Notes	1.750%		03/31/22	2,080	2,117,132
U.S. Treasury Notes	2.000%		10/31/21	110	113,717
U.S. Treasury Notes	2.000%		11/30/22	455	468,810
U.S. Treasury Notes	2.000%		08/15/25	285	290,477
U.S. Treasury Notes	2.125%		09/30/21	2,490	2,592,033
U.S. Treasury Notes	2.125%		12/31/21	835	868,433
U.S. Treasury Notes	2.250%		11/15/25	140	145,704
U.S. Treasury Notes	2.625%		11/15/20	680	723,244
U.S. Treasury Notes	3.125%		05/15/21	55	60,060
U.S. Treasury Strips Principal	2.480%	(s)	05/15/43	25	12,015
U.S. Treasury Strips Principal	2.739%	(s)	05/15/45	10	4,485
U.S. Treasury Strips Principal	3.005%	(s)	11/15/44	5	2,278
U.S. Treasury Strips Principal	3.087%	(s)	05/15/44	35	16,271

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,194,918)					22,634,815

TOTAL LONG-TERM INVESTMENTS (cost $34,681,983)					35,234,976

SHORT-TERM INVESTMENTS — 1.5%

COMMERCIAL PAPER(n) — 0.7%
JPMorgan Chase & Co.(cost $250,000)	0.693%		04/27/16	250	250,052

				Shares
AFFILIATED MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $297,217)(w)				297,217	297,217

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	6,000	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	3,000	59

TOTAL OPTIONS PURCHASED (cost $3,285)			59

TOTAL SHORT-TERM INVESTMENTS (cost $550,502)			547,328

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 98.9% (cost $35,232,485)			35,782,304

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $1,860)	Barclays Capital Group	9,000	—

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 98.9% (cost $35,230,625)			$35,782,304
Other assets in excess of liabilities(z) — 1.1%			413,432

NET ASSETS — 100.0%			$36,195,736

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
52	2 Year U.S. Treasury Notes	Jun. 2016	$11,367,722	$ 11,375,000	$ 7,278
2	U.S. Long Bonds	Jun. 2016	330,675	328,875	(1,800)

					5,478

Short Positions:
142	5 Year U.S. Treasury Notes	Jun. 2016	17,170,455	17,205,297	(34,842)
43	10 Year U.S. Treasury Notes	Jun. 2016	5,604,386	5,606,797	(2,411)

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions (cont’d.):
22	U.S. Ultra Bonds	Jun. 2016	$3,832,201	$ 3,795,688	$ 36,513

					(740)

					$ 4,738

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Treasury Obligation with a market value of $275,875 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,900	08/11/16	1.460%	3 Month LIBOR(2)	$ (7,658)	$ —	$ (7,658)	Hong Kong & Shanghai Bank
5,500	12/31/16	1.652%	3 Month LIBOR(1)	393,273	—	393,273	JPMorgan Chase

				$385,615	$ —	$385,615

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Depreciation(3)
Centrally cleared swap agreements:
2,100	10/01/20	2.523%	3 Month LIBOR(2)	$ —	$ (129,041)	$ (129,041)

U.S. Government Agency Obligations with a combined market value of $240,534 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 1,314,881	$ —
Commercial Mortgage-Backed Securities	—	2,361,943	—
Corporate Bonds	—	2,282,569	—
U.S. Government Agency Obligations	—	6,640,768	—
U.S. Treasury Obligations	—	22,634,815	—
Commercial Paper	—	250,052	—
Affiliated Mutual Fund	297,217	—	—
Options Purchased	—	59	—
Option Written	—	—	—
Other Financial Instruments*
Futures Contracts	4,738	—	—
OTC Interest Rate Swap Agreements	—	385,615	—
Centrally Cleared Interest Rate Swap Agreements	—	(129,041)	—

Total	$301,955	$35,741,661	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.3%

ASSET-BACKED SECURITIES — 7.5%

Collateralized Loan Obligations — 0.7%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768%	(c)	08/14/24	400	$399,281
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	500	486,537

					885,818

Non-Residential Mortgage-Backed Securities — 6.8%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	79	78,687
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	151	151,123
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	137	137,108
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.676%	(c)	05/15/20	1,000	999,056
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	93	93,144
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.188%	(c)	04/08/19	300	300,204
BA Credit Card Trust, Series 2007-A1, Class A1	5.170%		06/15/19	1,000	1,032,737
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	48	48,085
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.716%	(c)	06/15/18	843	842,785
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,028
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,501,598
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	769	768,876
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	399,915
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	1,000	1,000,000
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	215	215,234
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	423	423,016
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.686%	(c)	04/17/17	255	254,828

					8,847,424

TOTAL ASSET-BACKED SECURITIES (cost $9,741,783)					9,733,242

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.4%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557%	(c)	04/10/49	515	524,823
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,263	1,292,425
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	700	711,769
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	434	454,173
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%		10/15/49	300	303,468

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A1	0.754%		04/10/46	409	$406,443
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	171	170,123
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%		02/10/47	732	729,493
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	360	365,319
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.892%	(c)	07/10/38	93	93,249
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	381	384,310
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,733,205
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	1,100	1,109,351
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	808	812,977
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.935%	(c)	04/17/45	365	365,501
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	55	55,623
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	960	980,207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	97	97,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%		10/15/46	633	629,921
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	308	308,791
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,464,288
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.303%	(c)	10/15/44	59	58,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	572	580,561
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	522	526,582
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703%	(c)	06/15/49	1,110	1,147,158

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,476,196)					17,305,872

CORPORATE BONDS — 16.2%

Banks — 5.7%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,379,188
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	383,536
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	325	355,798
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,283,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	393,969
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	425	471,594
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	382,448
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	81,611
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	6.300%		04/23/19	400	452,380
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	850	947,292

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	1,175	$1,259,424

				7,390,541

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	371,057

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	1,320	1,322,721
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	370	372,416
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	70	71,175

				1,766,312

Diversified Financial Services — 0.7%
GE Capital International Funding Co., Gtd. Notes, MTN, 144A(a)	0.964%	04/15/16	969	969,053

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	302,151

Engineering & Construction — 0.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	447,672

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	120,771

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	233,294
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,372

				323,666

Healthcare Products — 0.8%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	970,269

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	298,110
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	316,686

				614,796

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	407,373
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	406,217

				813,590

Machinery-Diversified — 0.9%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	147,343
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	378,999
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	630	630,561

				1,156,903

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%		08/15/17	25	$23,625

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%		01/07/21	75	84,804
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	30	34,225

					119,029

Oil & Gas — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%		05/05/17	770	773,721
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	200	213,804

					987,525

Pharmaceuticals — 0.4%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%		05/08/17	560	563,748

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	136,476

Retail — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	425	476,866

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	570	572,384
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	600	638,471
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	1,345	1,383,922
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	350	371,810

					2,966,587

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	5.900%		06/15/19	350	392,217

TOTAL CORPORATE BONDS (cost $20,266,132)					20,912,854

SOVEREIGN BONDS — 2.3%
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,976
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,804,526

TOTAL SOVEREIGN BONDS (cost $2,969,784)					3,004,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Federal National Mortgage Assoc.	1.500%		11/30/20	1,220	1,232,209
Federal National Mortgage Assoc. Interest Strips, IO	5.122%	(s)	11/15/21	820	744,562
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	4,719	4,651,037
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	425	444,718
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%		09/18/23	975	1,201,364

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	2,260	$2,820,027
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.859%	(s)	10/15/19	4,387	4,187,194

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,710,644)					15,281,111

U.S. TREASURY OBLIGATIONS — 39.1%
U.S. Treasury Bonds	2.500%		02/15/45	445	433,910
U.S. Treasury Bonds	2.500%		02/15/46	650	633,769
U.S. Treasury Bonds	2.750%		11/15/42	2,130	2,195,981
U.S. Treasury Bonds	3.000%		05/15/45	1,725	1,860,373
U.S. Treasury Bonds	3.000%		11/15/45	460	496,602
U.S. Treasury Notes	0.500%		06/30/16	15	15,007
U.S. Treasury Notes	0.750%		06/30/17	5,185	5,189,864
U.S. Treasury Notes	0.875%		10/15/17	3,540	3,548,574
U.S. Treasury Notes(a)	1.125%		02/28/21	1,565	1,558,580
U.S. Treasury Notes	1.375%		04/30/20	2,750	2,778,467
U.S. Treasury Notes	1.500%		02/28/23	4,520	4,507,466
U.S. Treasury Notes(a)	1.625%		02/15/26	315	310,423
U.S. Treasury Notes(k)	1.750%		02/28/22	2,835	2,887,382
U.S. Treasury Notes	1.750%		03/31/22	3,055	3,109,538
U.S. Treasury Notes	1.750%		05/15/23	2,970	3,010,838
U.S. Treasury Notes	2.000%		10/31/21	765	790,849
U.S. Treasury Notes	2.000%		11/30/22	1,425	1,468,252
U.S. Treasury Notes	2.000%		08/15/25	870	886,721
U.S. Treasury Notes(hh)	2.125%		09/30/21	1,085	1,129,460
U.S. Treasury Notes(hh)	2.125%		12/31/21	1,905	1,981,274
U.S. Treasury Notes	2.125%		05/15/25	1,395	1,438,103
U.S. Treasury Notes	2.375%		08/15/24	2,310	2,432,719
U.S. Treasury Notes	2.625%		11/15/20	1,960	2,084,644
U.S. Treasury Notes	3.125%		05/15/19	5,155	5,510,009
U.S. Treasury Notes	3.125%		05/15/21	380	414,957

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,888,241)					50,673,762

TOTAL LONG-TERM INVESTMENTS (cost $115,052,780)					116,911,343

				Shares
SHORT-TERM INVESTMENTS — 6.6%

AFFILIATED MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,564,021; includes $2,513,804 of cash collateral for securities on loan)(b)(w)				8,564,021	8,564,021

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	18,200	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	9,100	178

TOTAL OPTIONS PURCHASED (cost $9,964)			178

TOTAL SHORT-TERM INVESTMENTS (cost $8,573,985)			8,564,199

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 96.9% (cost $123,626,765)			125,475,542

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $5,642)	Barclays Capital Group	27,300	(1)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 96.9% (cost $123,621,123)			125,475,541
Other assets in excess of liabilities(z) — 3.1%			4,036,407

NET ASSETS — 100.0%			$129,511,948

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,464,677; cash collateral of $ 2,513,804 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)

Long Position:
189	2 Year U.S. Treasury Notes	Jun. 2016	$ 41,296,310	$ 41,343,750	$ 47,440

Short Positions:
201	5 Year U.S. Treasury Notes	Jun. 2016	24,297,744	24,353,977	(56,233)
15	10 Year U.S. Treasury Notes	Jun. 2016	1,951,851	1,955,859	(4,008)

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016 (continued)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions (cont’d.):
21	U.S. Long Bonds	Jun. 2016	$ 3,453,052	$ 3,453,188	$ (136)
18	U.S. Ultra Bonds	Jun. 2016	3,126,135	3,105,562	20,573

					(39,804)
					$ 7,636

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Cash of $220,000 and a U.S. Treasury Obligation with a market value of $162,956 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
33,200	12/31/17	1.975%	3 Month LIBOR(1)	$ 3,408,129	$ —	$ 3,408,129	Citigroup Global Markets
16,000	12/31/17	2.268%	3 Month LIBOR(1)	2,314,678	—	2,314,678	Bank of America
674	05/17/18	0.989%	3 Month LIBOR(2)	(3,743)	—	(3,743)	Credit Suisse First Boston Corp.
1,900	10/25/22	1.801%	3 Month LIBOR(1)	66,435	—	66,435	Credit Suisse First Boston Corp.
7,525	02/14/23	2.069%	3 Month LIBOR(1)	354,646	—	354,646	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 Month LIBOR(2)	(133,208)	—	(133,208)	Bank of Nova Scotia

				$ 6,006,937	$ —	$ 6,006,937

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
4,180	03/06/17	1.123%	3 Month LIBOR(2)	$ (19,676)	$ (14,909)	$ 4,767
10,080	05/31/22	2.200%	3 Month LIBOR(2)	(9,731)	(535,420)	(525,689)
1,235	08/31/22	1.745%	3 Month LIBOR(2)	157	(31,346)	(31,503)
15,600	11/15/22	1.639%	3 Month LIBOR(2)	(175,528)	(276,351)	(100,823)
700	03/21/23	2.038%	3 Month LIBOR(2)	(25,604)	(30,242)	(4,638)
1,650	04/03/23	1.995%	3 Month LIBOR(2)	(55,562)	(66,399)	(10,837)
100	04/08/25	2.020%	3 Month LIBOR(2)	151	(3,681)	(3,832)
630	11/12/25	2.263%	3 Month LIBOR(2)	155	(36,976)	(37,131)
2,895	01/08/26	2.210%	3 Month LIBOR(2)	93	(155,139)	(155,232)

				$(285,545)	$(1,150,463)	$(864,918)

U. S. Treasury Obligations with a combined market value of $1,363,108 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 885,818	$ —
Non-Residential Mortgage-Backed Securities	—	8,847,424	—
Commercial Mortgage-Backed Securities	—	17,305,872	—
Corporate Bonds	—	20,912,854	—
Sovereign Bonds	—	3,004,502	—
U.S. Government Agency Obligations	—	15,281,111	—
U.S. Treasury Obligations	—	50,673,762	—
Affiliated Mutual Fund	8,564,021	—	—
Options Purchased	—	178	—
Option Written	—	(1)	—

Other Financial Instruments*
Futures Contracts	7,636	—	—
OTC Interest Rate Swap Agreements	—	6,006,937	—
Centrally Cleared Interest Rate Swap Agreements	—	(864,918)	—

Total	$8,571,657	$122,053,539	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.9%

ASSET-BACKED SECURITIES — 13.0%

Collateralized Loan Obligations
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768%	(c)	08/14/24	400	$399,281
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	500	486,537

					885,818

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	242	241,796
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	247	246,796
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,002,532
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.676%	(c)	05/15/20	1,000	999,056
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	155	155,241
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	400	400,238
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	700	700,209
BA Credit Card Trust, Series 2015-A1, Class A	0.766%	(c)	06/15/20	600	600,423
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	64	64,114
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.716%	(c)	06/15/18	867	867,366
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	1,900	1,892,133
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,502,569
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	66	65,831
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.694%	(c)	12/17/18	1,700	1,699,830
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	256	256,292
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	275	274,474
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	400	399,250
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	399,915
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	499,878
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	1,000	1,000,000
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.882%	(c)	10/20/19	900	894,334
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	499	498,555
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	593	592,222
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.686%	(c)	04/17/17	382	382,242
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136%	(c)	12/17/18	235	235,358
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	300	300,056

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	$501,555
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	700	689,952

					17,362,217

TOTAL ASSET-BACKED SECURITIES (cost $18,150,338)					18,248,035

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	1,175	1,174,668
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,377	1,409,918
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	924	937,795
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,644,273
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,250,234
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	798	804,784
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	779	790,528
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.892%	(c)	07/10/38	140	139,873
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,106	1,112,495
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,033,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,012	1,017,268
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	500	518,034
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	194	194,653
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,270,219
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	1,757	1,757,518
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	715	725,702
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	712	718,066
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	1,155	1,169,050
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703%	(c)	06/15/49	971	1,003,763
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	1,017,325

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,950,460)					23,689,792

CORPORATE BONDS — 19.7%

Banks — 7.5%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,750	1,849,486
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	300	328,745

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	280	$306,533
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,910	1,900,081
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	300	337,688
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	625	693,521
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	300	327,813
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	850	961,307
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	1,175	1,309,492
PNC Bank NA, Sub. Notes(a)	2.950%	01/30/23	610	614,531
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	1,884,048

				10,513,245

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	656,871

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes(a)(h)	1.000%	05/03/18	1,910	1,913,937
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	440	442,873
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(a)	2.850%	10/05/18	80	81,343

				2,438,153

Diversified Financial Services — 0.7%
GE Capital International Funding Co., Gtd. Notes, MTN, 144A	0.964%	04/15/16	874	874,048
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	65	73,497
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	30	34,225

				981,770

Electric — 0.4%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	138,082
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	415,457

				553,539

Engineering & Construction — 0.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	638,813

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	171,093

Food — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	233,294

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	201,358

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	162,606
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	435,443

				598,049

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	$589,618
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	916,889

				1,506,507

Machinery-Diversified — 1.0%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	194,703
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	324,856
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	920,820

				1,440,379

Media — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	487,393

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	248,783

Oil & Gas — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	1,345	1,351,499

Pharmaceuticals — 0.6%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	805	810,388

Retail — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	450,137
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	448,815

				898,952

Telecommunications — 2.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	2.375%	09/08/16	820	823,430
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,138,606
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,030	1,059,806
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	318,694

				3,340,536

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	504,279

TOTAL CORPORATE BONDS (cost $26,658,701)				27,574,901

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,007,750
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	175,880

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)				1,183,630

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

SOVEREIGN BONDS — 3.1%
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	$199,976
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	4,080	4,108,605

TOTAL SOVEREIGN BONDS (cost $4,257,907)					4,308,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.1%
Federal National Mortgage Assoc.	1.500%		11/30/20	1,475	1,489,760
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	240	236,544
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	500	479,159
Government National Mortgage Assoc.	4.000%		02/15/39	16	17,474
Government National Mortgage Assoc.	4.000%		12/15/40	142	154,467
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	630	659,229
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	335	356,529
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%		09/18/23	1,335	1,644,944
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,180,130
Residual Funding Corp. Strips Principal, Sr. Unsec’d Notes, PO	1.562%	(s)	10/15/19	3,951	3,771,052
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.736%	(s)	07/15/20	11,655	10,919,488

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,580,266)					23,908,776

U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bonds	2.500%		02/15/45	510	497,290
U.S. Treasury Bonds	2.500%		02/15/46	705	687,402
U.S. Treasury Bonds	2.750%		11/15/42	385	396,926
U.S. Treasury Bonds	3.000%		05/15/45	810	873,566
U.S. Treasury Bonds	3.000%		11/15/45	560	604,559
U.S. Treasury Notes	0.750%		06/30/17	185	185,174
U.S. Treasury Notes	1.000%		03/15/19	120	120,469
U.S. Treasury Notes(a)	1.125%		02/28/21	2,395	2,385,176
U.S. Treasury Notes	1.375%		04/30/20	3,310	3,344,265
U.S. Treasury Notes	1.500%		02/28/23	3,760	3,749,574
U.S. Treasury Notes(a)	1.625%		02/15/26	340	335,059
U.S. Treasury Notes	1.750%		02/28/22	620	631,456
U.S. Treasury Notes	1.750%		03/31/22	2,975	3,028,110
U.S. Treasury Notes	2.000%		11/30/22	2,630	2,709,826
U.S. Treasury Notes(hh)	2.000%		08/15/25	1,080	1,100,757
U.S. Treasury Notes	2.125%		09/30/21	115	119,712
U.S. Treasury Notes(hh)	2.125%		12/31/21	1,695	1,762,866
U.S. Treasury Notes	2.125%		05/15/25	1,880	1,938,088
U.S. Treasury Notes	2.625%		11/15/20	3,585	3,812,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,811,005)					28,283,259

TOTAL LONG-TERM INVESTMENTS (cost $125,573,831)					127,196,974

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 5.8%

AFFILIATED MUTUAL FUND — 5.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,083,222; includes $5,724,088 of cash collateral for securities on loan)(b)(w)	8,083,222	$8,083,222

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	22,000	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	11,000	215

TOTAL OPTIONS PURCHASED (cost $12,045)			215

TOTAL SHORT-TERM INVESTMENTS (cost $8,095,267)			8,083,437

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 96.7% (cost $133,669,098)			135,280,411

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $6,820)	Barclays Capital Group	33,000	(1)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 96.7% (cost $133,662,278)			135,280,410
Other assets in excess of liabilities(z) — 3.3%			4,660,079

NET ASSETS — 100.0%			$139,940,489

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,615,501; cash collateral of $5,724,088 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
69	10 Year U.S. Treasury Notes	Jun. 2016	$8,905,140	$8,996,953	$91,813
15	U.S. Ultra Bonds	Jun. 2016	2,561,848	2,587,969	26,121

					117,934

Short Positions:
36	2 Year U.S. Treasury Notes	Jun. 2016	7,858,433	7,875,000	(16,567)
39	5 Year U.S. Treasury Notes	Jun. 2016	4,718,677	4,725,398	(6,721)
51	U.S. Long Bonds	Jun. 2016	8,421,058	8,386,312	34,746

					11,458

					$129,392

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Cash of $320,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
7,800	01/20/17	1.120%	3 Month LIBOR(2)	$(32,326)	$—	$(32,326)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 Month LIBOR(2)	(28,507)	—	(28,507)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 Month LIBOR(2)	(28,426)	—	(28,426)	Bank of Nova Scotia
5,700	12/12/17	0.736%	3 Month LIBOR(2)	(2,457)	—	(2,457)	Bank of Nova Scotia
1,008	05/17/18	0.989%	3 Month LIBOR(2)	(5,598)	—	(5,598)	Credit Suisse First Boston Corp.
44,500	12/31/18	2.808%	3 Month LIBOR(1)	8,385,666	—	8,385,666	JPMorgan Chase
6,800	12/31/18	3.376%	3 Month LIBOR(1)	1,708,070	—	1,708,070	Citigroup Global Markets
5,000	08/08/19	1.271%	3 Month LIBOR(2)	(51,042)	—	(51,042)	Credit Suisse First Boston Corp.
5,300	01/19/22	2.015%	3 Month LIBOR(2)	(236,232)	—	(236,232)	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 Month LIBOR(2)	(147,683)	—	(147,683)	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 Month LIBOR(2)	(102,224)	—	(102,224)	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 Month LIBOR(2)	(196,453)	—	(196,453)	Bank of Nova Scotia
3,300	10/25/22	1.801%	3 Month LIBOR(1)	115,387	—	115,387	Credit Suisse First Boston Corp.

				$9,378,175	$—	$9,378,175

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2016	(Depreciation)(3)
Centrally cleared swap agreements:
17,200	06/27/16	0.853%	3 Month LIBOR(1)	$193	$8,795	$8,602
9,150	09/06/16	1.170%	3 Month LIBOR(1)	—	19,329	19,329
6,050	08/22/18	1.745%	3 Month LIBOR(1)	177	121,993	121,816
31,800	10/03/18	1.745%	3 Month LIBOR(1)	—	662,601	662,601
13,200	11/23/18	1.741%	3 Month LIBOR(1)	296,780	284,968	(11,812)
4,200	06/03/21	2.105%	3 Month LIBOR(2)	175	(189,800)	(189,975)
1,575	10/06/21	2.060%	3 Month LIBOR(2)	—	(68,589)	(68,589)
6,395	10/14/21	2.405%	3 Month LIBOR(1)	—	397,953	397,953
13,895	05/31/22	2.200%	3 Month LIBOR(2)	(15,811)	(738,062)	(722,251)
2,280	05/31/22	2.217%	3 Month LIBOR(2)	162	(123,413)	(123,575)
4,150	09/23/23	2.855%	3 Month LIBOR(2)	183	(417,743)	(417,926)
780	11/12/25	2.263%	3 Month LIBOR(2)	156	(45,781)	(45,937)
3,595	01/08/26	2.210%	3 Month LIBOR(2)	99	(192,651)	(192,750)

				$282,114	$(280,400)	$(562,514)

U.S. Treasury Obligations with a combined market value of $1,103,880 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$885,818	$—
Non-Residential Mortgage-Backed Securities	—	17,362,217	—
Commercial Mortgage-Backed Securities	—	23,689,792	—
Corporate Bonds	—	27,574,901	—
Non-Corporate Foreign Agencies	—	1,183,630	—
Sovereign Bonds	—	4,308,581	—
U.S. Government Agency Obligations	—	23,908,776	—
U.S. Treasury Obligations	—	28,283,259	—
Affiliated Mutual Fund	8,083,222	—	—
Options Purchased	—	215	—
Options Written	—	(1)	—
Other Financial Instruments*
Futures Contracts	129,392	—	—
OTC Interest Rate Swap Agreements	—	9,378,175	—
Centrally Cleared Interest Rate Swap Agreements	—	(562,514)	—

Total	$8,212,614	$136,012,849	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 72.9%

ASSET-BACKED SECURITIES — 12.9%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	91	$90,674
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	110	109,687
American Express Credit Account Master Trust, Series 2014-1, Class A	0.806%	(c)	12/15/21	500	499,063
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	62	62,096
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	200	200,119
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	498,986
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	198,204
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	300	300,089
BA Credit Card Trust, Series 2015-A1, Class A	0.766%	(c)	06/15/20	200	200,141
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	399,219
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	900	896,274
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,028
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	33	32,916
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.694%	(c)	12/17/18	1,000	999,900
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	500,532
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	121	120,608
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	118	117,632
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	200	199,625
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	200	199,801
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	299,936
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	400	400,000
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.882%	(c)	10/20/19	400	397,482
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	200	198,463
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	214	213,667
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	254	253,809
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.140%	(c)	12/17/18	157	156,906
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	200	200,037
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,622

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	300	$295,694

TOTAL ASSET-BACKED SECURITIES (cost $8,762,937)					8,843,210

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	504	503,429
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	689	704,959
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	539	564,137
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	700	710,343
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	906,388
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,619,677
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	600	625,117
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	389	395,263
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	156,142
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	709	713,138
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	155	159,369
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	516,813
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	545	547,760
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	907,041
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	801	810,046
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	640,612
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,005,098
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	500	506,349
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	357	362,850
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	123	124,465
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.946%	(c)	02/15/51	356	366,948

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,125,816)					12,845,944

CORPORATE BONDS — 14.7%

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	240,428

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks — 6.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	325	$373,182
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	250	254,228
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	328,429
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	736,157
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	346,116
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	35	38,837
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	210,188
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	286,807
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	197,916
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	150	156,295
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	205	233,955
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	251,857
Royal Bank of Canada (Canada), Covered Bonds	2.100%	10/14/20	50	50,257
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	675	726,704

				4,190,928

Biotechnology — 0.2%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	102,915

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	44,160
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	256,126
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	373,923

				674,209

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	760	761,566
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	220	221,436
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	40	40,672

				1,023,674

Diversified Financial Services — 0.3%
GE Capital International Funding Co., Gtd. Notes, MTN, 144A	0.964%	04/15/16	209	209,012

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	110,466

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	148,057

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,380

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	232,369
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	64,322
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	220,518
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	197,967

				715,176

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	60	$64,768

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	130	132,002

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	150	172,931

Office/Business Equipment — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	180	186,587

Oil & Gas — 0.5%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	350	374,157

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	261,663

Retail — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	430,516
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%		02/01/19	305	330,823

					761,339

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	110	117,053
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	515	529,903

					646,956

TOTAL CORPORATE BONDS (cost $9,832,390)					10,085,648

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	402	401,900
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	100	109,925

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $500,796)					511,825

SOVEREIGN BOND — 1.7%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost $1,173,734)	2.000%		10/23/22	1,180	1,188,273

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal National Mortgage Assoc	1.500%		11/30/20	735	742,355
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	705	675,614
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	290	303,455
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,445	1,780,483
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	561,510

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	09/15/24	1,190	$1,251,329

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,178,794)				5,314,746

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bonds	2.500%	02/15/45	260	253,520
U.S. Treasury Bonds	2.500%	02/15/46	355	346,139
U.S. Treasury Bonds	2.750%	11/15/42	580	597,967
U.S. Treasury Bonds	3.000%	05/15/45	1,140	1,229,464
U.S. Treasury Bonds	3.000%	11/15/45	280	302,280
U.S. Treasury Notes	0.875%	10/15/17	10	10,024
U.S. Treasury Notes	1.375%	02/29/20	720	727,903
U.S. Treasury Notes	1.375%	04/30/20	1,055	1,065,921
U.S. Treasury Notes	1.500%	02/28/23	1,285	1,281,437
U.S. Treasury Notes	1.750%	02/28/22	500	509,238
U.S. Treasury Notes	1.750%	03/31/22	420	427,498
U.S. Treasury Notes	2.000%	10/31/21	745	770,173
U.S. Treasury Notes	2.000%	11/30/22	145	149,401
U.S. Treasury Notes	2.000%	08/15/25	525	535,090
U.S. Treasury Notes	2.125%	12/31/21	760	790,430
U.S. Treasury Notes	2.125%	05/15/25	455	469,059
U.S. Treasury Notes	2.625%	11/15/20	1,775	1,887,879

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,125,067)				11,353,423

TOTAL LONG-TERM INVESTMENTS (cost $49,699,534)				50,143,069

			Shares

SHORT-TERM INVESTMENTS

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,127)(w)			10,127	10,127

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	10,600	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	5,300	104

TOTAL OPTIONS PURCHASED (cost $5,803)			104

TOTAL SHORT-TERM INVESTMENTS (cost $15,930)			10,231

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 72.9% (cost $49,715,464)			50,153,300

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $3,286)	Barclays Capital Group	15,900	—

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 72.9% (cost $49,712,178)			50,153,300
Other assets in excess of liabilities(z) — 27.1%			18,633,947

NET ASSETS — 100.0%			$68,787,247

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
5	2 Year U.S. Treasury Notes	Jun. 2016	$1,090,351	$1,093,750	$3,399
56	10 Year U.S. Treasury Notes	Jun. 2016	7,229,994	7,301,875	71,881

					75,280

Short Positions:
13	5 Year U.S. Treasury Notes	Jun. 2016	1,570,270	1,575,133	(4,863)
10	U.S. Long Bonds	Jun. 2016	1,650,093	1,644,375	5,718
8	U.S. Ultra Bonds	Jun. 2016	1,384,011	1,380,250	3,761

					4,616

					$79,896

(1)	Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
402	05/17/18	0.989%	3 Month LIBOR(2)	$ (2,232)	$ —	$ (2,232)	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 Month LIBOR(2)	(29,170)	—	(29,170)	JPMorgan Chase
3,075	07/23/19	1.220%	3 Month LIBOR(2)	(26,882)	—	(26,882)	Bank of Nova Scotia
79,000	12/31/19	1.891%	3 Month LIBOR(1)	8,629,937	—	8,629,937	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR(1)	3,358,888	—	3,358,888	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	5,175,531	—	5,175,531	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(79,033)	—	(79,033)	Bank of America
1,900	04/16/20	1.359%	3 Month LIBOR(2)	(31,017)	—	(31,017)	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	(14,180)	—	(14,180)	JPMorgan Chase
13,500	01/13/22	1.690%	3 Month LIBOR(2)	(347,274)	—	(347,274)	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 Month LIBOR(1)	95,414	—	95,414	Bank of Nova Scotia

				$16,729,982	$ —	$16,729,982

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
2,100	12/11/17	0.734%	3 Month LIBOR(2)	$ 1,905	$ 3,080	$ 1,175
3,500	01/15/18	0.915%	3 Month LIBOR(2)	(6,912)	(5,328)	1,584
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(39,058)	(39,217)
17,750	06/03/19	1.614%	3 Month LIBOR(2)	230	(352,607)	(352,837)
6,200	10/16/19	1.834%	3 Month LIBOR(2)	178	(176,061)	(176,239)
13,905	12/31/19	3.018%	3 Month LIBOR(2)	—	(3,198,261)	(3,198,261)
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(334,786)	(334,786)
1,565	09/15/20	1.583%	3 Month LIBOR(2)	—	(31,068)	(31,068)
460	10/01/20	2.523%	3 Month LIBOR(2)	—	(28,266)	(28,266)
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	(167,571)	(167,744)
8,800	04/08/22	0.750%	3 Month LIBOR(1)	(319,802)	(283,538)	36,264
6,785	05/31/22	2.200%	3 Month LIBOR(2)	(6,374)	(360,399)	(354,025)
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(830,453)	(830,669)
380	11/12/25	2.263%	3 Month LIBOR(2)	153	(22,303)	(22,456)
1,745	01/08/26	2.210%	3 Month LIBOR(2)	84	(93,512)	(93,596)

				$(329,990)	$(5,920,131)	$(5,590,141)

Cash of $1,120,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 8,843,210	$ —
Commercial Mortgage-Backed Securities	—	12,845,944	—
Corporate Bonds	—	10,085,648	—
Non-Corporate Foreign Agencies	—	511,825	—
Sovereign Bond	—	1,188,273	—
U.S. Government Agency Obligations	—	5,314,746	—
U.S. Treasury Obligations	—	11,353,423	—
Affiliated Mutual Fund	10,127	—	—
Options Purchased	—	104	—
Option Written	—	—	—
Other Financial Instruments*
Futures Contracts	79,896	—	—
OTC Interest Rate Swap Agreements	—	16,729,982	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,590,141)	—

Total	$90,023	$61,283,014	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts recorded at fair value.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%

ASSET-BACKED SECURITIES — 17.4%

Collateralized Loan Obligations
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768%	(c)	08/14/24	400	$399,281
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020%	(c)	01/17/26	385	379,171
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	500	486,537

					1,264,989

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	274	274,217
Ally Auto Receivables Trust 2014-3, Series 3, Class A2	0.810%		09/15/17	242	241,796
Ally Master Owner Trust, Series 2014-4, Class A1	0.836%	(c)	06/17/19	700	696,852
Ally Master Owner Trust, Series 2014-5, Class A1	0.926%	(c)	10/15/19	600	598,198
American Express Credit Account Master Trust, Series 2013-1, Class A	0.856%	(c)	02/16/21	1,800	1,803,732
American Express Credit Account Master Trust, Series 2014-1, Class A	0.806%	(c)	12/15/21	1,000	998,126
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	217	217,337
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	400	400,238
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	800	792,816
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	797,851
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	700	700,209
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	900	898,243
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	1,200	1,195,032
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,402,398
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	66	65,831
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.694%	(c)	12/17/18	600	599,940
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	531,908
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.866%	(c)	07/15/21	700	700,560
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	816,786
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	75	75,380
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	472	470,526
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	500	499,063
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	400	399,601
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	65	64,908
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	405,244

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	$605,423
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.786%	(c)	08/15/19	1,000	996,540
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.036%	(c)	08/15/20	400	398,073
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	805	805,000
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.882%	(c)	10/20/19	1,000	993,704
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	400	396,927
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%		09/25/19	900	899,590
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	500,016
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	25	25,240
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	499	498,555
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.696%	(c)	08/16/21	400	397,986
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.836%	(c)	01/15/20	700	698,523
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136%	(c)	12/17/18	235	235,358
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	400	400,074
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,555
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	600	591,388

					24,590,744

TOTAL ASSET-BACKED SECURITIES (cost $25,870,370)					25,855,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	1,091	1,090,763
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,607	1,644,905
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,204,652
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	704,968
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.833%	(c)	06/10/46	140	140,090
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	763	768,619
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,125,826
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,250,234
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	900	907,652
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	876	889,343

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	$96,855
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	148	147,083
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	400	403,129
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,634,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7	5.935%	(c)	04/15/45	1,400	1,401,923
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,008,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	175,618
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,246	1,252,023
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	403,915
JPMorgan Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,033,626
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	801	810,046
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	194	194,653
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,365,549
Morgan Stanley Capital I Trust, Series 2005-MS1, Class A2	3.261%		05/15/48	700	752,002
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,406,979
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	301,529
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,100	1,113,968
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	190	191,484
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	190,660
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	200,375
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,236,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,163,185)					27,047,926

CORPORATE BONDS — 18.8%

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	237,509

Banks — 9.4%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	518,624
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.625%		07/01/20	650	730,413
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	1.969%	(c)	06/20/17	675	681,448
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	227,740

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of Nova Scotia (The) (Canada), Covered Bonds, 144A	2.150%		08/03/16	2,540	$2,552,116
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	383,167
Citigroup, Inc., Sub. Notes(a)	3.875%		03/26/25	355	351,761
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	298,442
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	324,538
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	980	1,087,440
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	550	598,483
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	275,888
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	1,444,577
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	143,077
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.125%		04/25/18	220	221,525
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	550	612,954
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	200	200,739
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	575	583,694
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	263,470
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	242,447
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	1,090	1,095,606
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	2.500%		03/04/21	915	926,556
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	26,796
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	95	97,424

					13,888,925

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	207,430

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	185,357
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	245	252,142
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	279,278

					716,777

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	536	583,090
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	190	199,337

					782,427

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%		05/03/18	430	430,886
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	530	533,460
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(a)	2.850%		10/05/18	100	101,679

					1,066,025

Diversified Financial Services — 0.6%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	408,563
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	478,305

					886,868

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 0.2%
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	250	$251,195

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(a)	2.000%	10/20/17	85	85,351

Healthcare-Services — 1.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	363,860
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,352,891
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	429,836

				2,146,587

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	662,357
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	278,729
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	391,554
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	4.250%	06/15/23	65	66,992
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	434,358
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	162,489

				1,996,479

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	26,986

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	111,694

Oil & Gas — 0.7%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	753,041
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	256,565

				1,009,606

Oil & Gas Services — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	675,099

Pharmaceuticals — 0.6%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	478,869
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	60,043
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	404,932

				943,844

Pipelines — 0.1%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	21,513
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	138,272
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	52,333

				212,118

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,603
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	735	756,269

				782,872

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation — 1.2%
CSX Corp., Sr. Unsec’d. Notes	7.375%		02/01/19	1,000	$1,150,792
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	600	666,518

					1,817,310

TOTAL CORPORATE BONDS (cost $27,342,294)					27,845,102

SOVEREIGN — 0.2%
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A (cost $199,564)	0.375%		04/25/16	200	199,976

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Federal Home Loan Banks(a)(hh)	1.000%		06/21/17	3,000	3,011,322
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	62,903
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	1,005	1,006,235
Federal National Mortgage Assoc	1.125%		07/20/18	805	810,693
Federal National Mortgage Assoc	1.500%		11/30/20	3,825	3,863,277
Federal National Mortgage Assoc.(a)	1.625%		01/21/20	1,445	1,469,803
Federal National Mortgage Assoc.(k)	5.375%		06/12/17	740	781,467
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	20	19,713
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	1,640	1,619,726
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.722%	(s)	09/26/19	4,400	4,216,599
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	585	612,141
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	5,011	6,174,394
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	452	423,476
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,545	1,624,625
Ukraine Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	1,110	1,129,252

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,316,619)					26,825,626

U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bonds	2.500%		02/15/45	600	585,047
U.S. Treasury Bonds	2.500%		02/15/46	785	765,406
U.S. Treasury Bonds	2.750%		11/15/42	2,220	2,288,769
U.S. Treasury Bonds	2.875%		05/15/43	520	547,930
U.S. Treasury Bonds	3.000%		05/15/45	2,680	2,890,318
U.S. Treasury Bonds	3.000%		11/15/45	630	680,129
U.S. Treasury Notes	1.375%		04/30/20	485	490,021
U.S. Treasury Notes	1.500%		02/28/23	3,075	3,066,473
U.S. Treasury Notes	1.750%		02/28/22	1,545	1,573,548
U.S. Treasury Notes	1.750%		03/31/22	3,295	3,353,822
U.S. Treasury Notes	2.000%		10/31/21	1,740	1,798,793
U.S. Treasury Notes	2.000%		11/30/22	2,140	2,204,953
U.S. Treasury Notes	2.125%		09/30/21	1,885	1,962,242
U.S. Treasury Notes	2.125%		12/31/21	2,125	2,210,083
U.S. Treasury Notes	2.125%		05/15/25	960	989,662
U.S. Treasury Notes	2.625%		11/15/20	4,020	4,275,648
U.S. Treasury Notes	3.125%		05/15/21	1,995	2,178,524
U.S. Treasury Notes	3.625%		02/15/21	2,295	2,554,353

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	$29,592

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,516,030)					34,445,313

TOTAL LONG-TERM INVESTMENTS (cost $140,408,062)					142,219,676

				Shares

SHORT-TERM INVESTMENTS — 3.8%

AFFILIATED MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,693,078; includes $5,692,886 of cash collateral for securities on loan)(b)(w)				5,693,078	5,693,078

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group			24,600	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group			12,300	241

TOTAL OPTIONS PURCHASED (cost $13,468)					241

TOTAL SHORT-TERM INVESTMENTS (cost $5,706,546)					5,693,319

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.7% (cost $146,114,608)					147,912,995

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $7,626)	Barclays Capital Group			36,900	(1)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.7% (cost $146,106,982)					147,912,994

Other assets in excess of other liabilities(z) — 0.3%					418,227

NET ASSETS — 100.0%					$148,331,221

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,580,348; cash collateral of $5,692,886 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
31	10 Year U.S. Treasury Notes	Jun. 2016	$4,001,095	$4,042,109	$41,014

Short Positions:
59	2 Year U.S. Treasury Notes	Jun. 2016	12,904,151	12,906,250	(2,099)
123	5 Year U.S. Treasury Notes	Jun. 2016	14,835,413	14,903,180	(67,767)
29	U.S. Long Bonds	Jun. 2016	4,789,336	4,768,688	20,648
19	U.S. Ultra Bonds	Jun. 2016	3,295,260	3,278,094	17,166

					(32,052)

					$8,962

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Government Agency Obligation with a market value of $443,535 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
75	02/21/17	1.179%	3 Month LIBOR(2)	$ (342)	$ —	$ (342)	JPMorgan Chase
100	05/17/18	0.989%	3 Month LIBOR(2)	(555)	—	(555)	Credit Suisse First Boston Corp.
9,000	12/31/20	0.000%	3 Month LIBOR(1)	779,609	—	779,609	Citigroup Global Markets
5,900	12/31/20	2.744%	3 Month LIBOR(1)	1,411,117	—	1,411,117	Bank of America
4,900	12/31/20	0.000%	3 Month LIBOR(1)	568,952	—	568,952	Citigroup Global Markets
2,640	12/31/20	2.037%	3 Month LIBOR(1)	330,102	—	330,102	Citigroup Global Markets
2,400	12/31/20	0.000%	3 Month LIBOR(1)	188,737	—	188,737	Citigroup Global Markets

				$3,277,620	$ —	$ 3,277,620

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
2,540	06/28/16	0.847%	3 Month LIBOR(2)	$ (24,634)	$ (1,239)	$23,395
1,556	06/10/18	1.205%	3 Month LIBOR(2)	—	(11,230)	(11,230)
3,167	08/02/18	1.614%	3 Month LIBOR(2)	(64,080)	(53,331)	10,749
200	08/16/18	1.641%	3 Month LIBOR(2)	(3,857)	(3,537)	320
1,700	09/16/18	1.861%	3 Month LIBOR(2)	158	(39,718)	(39,876)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	(110,648)	(115,253)	(4,605)
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(159,402)	(159,593)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(117,036)	(117,226)
14,850	06/03/19	1.614%	3 Month LIBOR(2)	110	(294,998)	(295,108)
10,000	06/17/20	1.843%	3 Month LIBOR(1)	195	307,804	307,609
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	149,453	149,453
2,500	06/20/20	1.818%	3 Month LIBOR(1)	—	74,563	74,563
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	111,574	111,574

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2016	(Depreciation)(3)
Centrally cleared swap agreements:
8,150	08/06/20	2.341%	3 Month LIBOR(1)	$—	$426,845	$426,845
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	223,306	223,131
7,550	08/21/20	2.440%	3 Month LIBOR(1)	163	429,896	429,733
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	573,744	573,532
37,000	09/03/20	1.599%	3 Month LIBOR(1)	300	774,186	773,886
2,250	12/10/20	2.275%	3 Month LIBOR(1)	163	115,890	115,727
4,785	01/06/21	1.750%	3 Month LIBOR(1)	169	132,651	132,482
27,370	01/08/21	1.683%	3 Month LIBOR(1)	556,636	672,363	115,727
14,135	05/31/22	2.200%	3 Month LIBOR(2)	(13,996)	(750,810)	(736,814)
1,775	08/31/22	1.745%	3 Month LIBOR(2)	160	(45,052)	(45,212)
550	05/29/23	2.150%	3 Month LIBOR(1)	—	27,467	27,467
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(356,344)	(356,530)
1,990	04/08/25	2.020%	3 Month LIBOR(2)	166	(73,257)	(73,423)
840	11/12/25	2.263%	3 Month LIBOR(2)	156	(49,302)	(49,458)
3,880	01/08/26	2.210%	3 Month LIBOR(2)	101	(207,923)	(208,024)

				$342,216	$1,741,310	$1,399,094

U.S. Government Agency Obligations with a combined market value of $1,443,424 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,264,989	$—
Non-Residential Mortgage-Backed Securities	—	24,590,744	—
Commercial Mortgage-Backed Securities	—	27,047,926	—
Corporate Bonds	—	27,845,102	—
Sovereign	—	199,976	—
U.S. Government Agency Obligations	—	26,825,626	—
U.S. Treasury Obligations	—	34,445,313	—
Affiliated Mutual Fund	5,693,078	—	—
Options Purchased	—	241	—
Options Written	—	(1)	—
Other Financial Instruments*
Futures Contracts	8,962	—	—
OTC interest rate swaps	—	3,277,620	—
Centrally cleared interest rate swaps	—	1,399,094	—

Total	$5,702,040	$146,896,630	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.7%

ASSET-BACKED SECURITIES — 13.6%

Collateralized Loan Obligations — 0.5%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.768%	(c)	08/14/24	600	$598,922
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	750	729,806

					1,328,728

Non-Residential Mortgage-Backed Securities — 13.1%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	144	144,259
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	384	383,903
Ally Master Owner Trust, Series 2014-4, Class A1	0.840%	(c)	06/17/19	800	796,402
Ally Master Owner Trust, Series 2014-5, Class A1	0.930%	(c)	10/15/19	800	797,597
American Express Credit Account Master Trust, Series 2013-1, Class A	0.860%	(c)	02/16/21	1,000	1,002,073
American Express Credit Account Master Trust, Series 2014-1, Class A	0.810%	(c)	12/15/21	800	798,501
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	802,025
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.840%	(c)	04/09/18	163	162,846
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.860%	(c)	04/09/18	279	279,433
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	800	800,477
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	693,714
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	897,582
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	995,151
BA Credit Card Trust, Series 2014-A3, Class A	0.730%	(c)	01/15/20	500	500,149
BA Credit Card Trust, Series 2015-A1, Class A	0.770%	(c)	06/15/20	1,100	1,100,776
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,400	1,397,267
Chase Issuance Trust, Series 2007-C1, Class C1	0.900%	(c)	04/15/19	1,600	1,593,376
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	115	115,204
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.690%	(c)	12/17/18	1,100	1,099,890
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,106,369
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.870%	(c)	07/15/21	1,100	1,100,880
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	918,884
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	166	165,836
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	1,500	1,497,188
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	599,402
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	139	139,313

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	361	$360,923
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	509,875
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	303,933
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	706,327
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.830%	(c)	04/20/18	1,300	1,300,000
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.880%	(c)	10/20/19	1,600	1,589,927
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	62	61,750
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	600	595,390
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	700	699,299
Hertz Vehicle Financing LLC, Series 20161A, Class A, 144A	2.320%		03/25/20	1,200	1,200,037
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	783	783,444
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.700%	(c)	08/16/21	600	596,980
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.690%	(c)	04/17/17	552	552,128
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.840%	(c)	01/15/20	1,100	1,097,680
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.140%	(c)	12/17/18	392	392,264
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.190%	(c)	12/17/18	700	700,130
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	802,488
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.780%	(c)	07/22/19	800	788,517
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.670%	(c)	01/16/18	313	313,346
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.650%	(c)	03/15/17	472	471,482

					33,714,417

TOTAL ASSET-BACKED SECURITIES (cost $35,043,884)					35,043,145

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,700	1,705,807
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	188	188,955
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	2,755	2,819,837
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	699,752
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	926,797
Commercial Mortgage Trust, Series 2006-C7, Class A1A	6.000%	(c)	06/10/46	168	168,108

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	944	$957,305
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	1,144	1,152,929
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,057,920
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,533,435
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,459,071
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,284,901
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,900	1,979,538
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,590	1,603,517
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,202	1,220,689
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	1,460	1,482,238
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	1,781	1,824,287
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	953	956,007
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	829	834,371
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	800	823,885
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,313,162
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,200,496
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	317,085
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,820	1,834,239
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	393	394,758
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	2,025	2,034,537
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	122	120,969
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	55	55,623
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,000	1,036,067
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,320	1,342,436
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	256	255,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	292	291,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,310,930
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	246	247,032
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,700	1,704,943

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%	08/10/49	180	$180,248
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	2,000	2,010,195
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%	11/15/48	1,200	1,214,598
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%	04/15/47	753	773,194
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	1,000	1,001,876

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $45,514,489)				45,319,429

CORPORATE BONDS — 15.6%

Banks — 5.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	715	817,575
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	520	529,511
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	145	149,200
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	400	438,327
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.700%	03/30/21	520	523,791
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%	06/16/24	775	802,736
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	994,807
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	450,250
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	377,275
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	521,798
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	790	803,537
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	600	625,623
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	437,084
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	330	359,090
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	919,430
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	650	681,780
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%	09/17/18	240	240,887
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	584,110
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%	10/30/24	375	391,802
Royal Bank of Canada (Canada), Covered Bonds(a)	2.100%	10/14/20	1,830	1,839,412
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	560,298
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	153,827

				13,202,150

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	392,436

Biotechnology — 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,052,028
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	654,203
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,180,230

				2,886,461

Chemicals — 0.5%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,206,512

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	$293,782

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	799,916
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	900	905,876
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	170	172,855

				1,878,647

Diversified Financial Services — 0.8%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN(h)	2.250%	08/15/19	1,030	1,042,826
GE Capital International Funding Co., Gtd. Notes, 144A	0.964%	04/15/16	628	628,035
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	274	280,697

				1,951,558

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	431,644
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	330,008

				761,652

Food — 0.2%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	379	423,055

Healthcare-Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	433,615
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	196,060
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.875%	09/29/21	1,615	1,693,184
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	452,409

				2,775,268

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	885,707
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	393,910

				1,279,617

Machinery-Diversified — 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	205,227
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	433,142
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	615,292

				1,253,661

Mining — 0.2%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	09/20/21	240	249,097

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	$359,100

				608,197

Miscellaneous Manufacturing — 0.2%
General Electric Co., Gtd. Notes, GMTN	4.625%	01/07/21	90	101,765
General Electric Co., Series G, Gtd. Notes, GMTN	6.000%	08/07/19	95	109,523
General Electric Co., Gtd. Notes, MTN	4.650%	10/17/21	35	39,929
General Electric Co., Gtd. Notes, MTN	5.300%	02/11/21	215	249,690

				500,907

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	190	190,918
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	725	626,578

				817,496

Pharmaceuticals — 0.2%
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	600	627,630

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	220,586
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	725	723,677
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	311,164
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	497,160

				1,752,587

Retail — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,030,164
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	525,210
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	625	674,026
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	656,392

				2,885,792

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	550	575,778
Oracle Corp., Sr. Unsec’d. Notes(a)	3.400%	07/08/24	600	638,268

				1,214,046

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	622,509
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	632,076
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,000	1,154,213

				2,408,798

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	518,507

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	5.900%		06/15/19	475	$532,294

					1,050,801

TOTAL CORPORATE BONDS (cost $38,846,274)					40,171,053

NON-CORPORATE FOREIGN AGENCY — 0.3%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $889,752)	1.125%		05/23/18	892	891,779

SOVEREIGN BONDS — 1.1%
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,976
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%		05/02/17	500	501,628
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,140	2,155,004

TOTAL SOVEREIGN BONDS (cost $2,714,009)					2,856,608

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.5%
Federal Home Loan Banks(k)	0.500%		09/28/16	1,060	1,059,943
Federal Home Loan Banks	0.625%		11/23/16	195	195,092
Federal Home Loan Mortgage Corp.(hh)	2.375%		01/13/22	5,580	5,849,938
Federal National Mortgage Assoc.	1.500%		11/30/20	2,910	2,939,120
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.770%	(s)	09/26/19	1,260	1,207,481
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	980	1,025,467
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes(a)	3.000%		06/30/25	620	659,845
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.090%	(s)	08/15/24	4,955	4,077,648
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	4,690	5,852,182
Residual Funding Corp., Strips Principal, Unsec’d. Notes	2.560%	(s)	01/15/21	7,885	7,307,747
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	5,050	5,310,262
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	1,855	1,887,175

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,898,337)					37,371,900

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bonds	2.500%		02/15/45	1,025	999,455
U.S. Treasury Bonds	2.500%		02/15/46	1,335	1,301,677
U.S. Treasury Bonds	2.750%		11/15/42	3,010	3,103,241
U.S. Treasury Bonds(hh)	2.875%		05/15/43	1,010	1,064,248
U.S. Treasury Bonds	3.000%		05/15/45	4,510	4,863,931
U.S. Treasury Bonds	3.000%		11/15/45	1,085	1,171,333
U.S. Treasury Notes(a)	0.750%		02/28/18	1,300	1,300,304
U.S. Treasury Notes	1.000%		12/31/17	890	894,276
U.S. Treasury Notes	1.375%		04/30/20	3,665	3,702,940
U.S. Treasury Notes	1.500%		02/28/23	7,190	7,170,062

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.750%	02/28/22	3,790	$3,860,028
U.S. Treasury Notes	1.750%	03/31/22	13,535	13,776,627
U.S. Treasury Notes	2.000%	10/31/21	2,235	2,310,518
U.S. Treasury Notes	2.000%	11/30/22	6,655	6,856,993
U.S. Treasury Notes	2.125%	09/30/21	4,535	4,720,831
U.S. Treasury Notes	2.125%	12/31/21	5,375	5,590,210
U.S. Treasury Notes	2.125%	05/15/25	8,285	8,540,990
U.S. Treasury Notes	2.375%	08/15/24	1,425	1,500,703
U.S. Treasury Notes	2.625%	11/15/20	9,345	9,939,286
U.S. Treasury Notes	3.625%	02/15/21	4,275	4,758,109

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,445,167)				87,425,762

TOTAL LONG-TERM INVESTMENTS (cost $244,351,912)				249,079,676

			Shares

SHORT-TERM INVESTMENTS — 5.0%

AFFILIATED MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $12,945,712; includes $8,618,788 of cash collateral for securities on loan)(b)(w)			12,945,712	12,945,712

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	42,200	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	21,100	413

TOTAL OPTIONS PURCHASED (cost $23,104)			413

TOTAL SHORT-TERM INVESTMENTS (cost $12,968,816)			12,946,125

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.7% (cost $257,320,728)			262,025,801

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $13,082)	Barclays Capital Group	63,300	$(2)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.7% (cost $257,307,646)			262,025,799
Liabilities in excess of other assets(z) — (1.7)%			(4,502,343)

NET ASSETS — 100.0%			$257,523,456

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,445,963; cash collateral of $8,618,788 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Indicates a restricted security; the original cost of the restricted security is $308,080. The value of $293,782 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions:
105	2 Year U.S. Treasury Notes	Jun. 2016	$22,936,960	$22,968,750	$(31,790)
316	5 Year U.S. Treasury Notes	Jun. 2016	38,217,754	38,287,843	(70,089)
75	10 Year U.S. Treasury Notes	Jun. 2016	9,747,429	9,779,297	(31,868)
72	U.S. Long Bonds	Jun. 2016	11,904,024	11,839,500	64,524
25	U.S. Ultra Bonds	Jun. 2016	4,331,557	4,313,281	18,276

					$(50,947)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Government Agency obligation with a market value of $959,948 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
9,100	09/25/17	0.820%	3 Month LIBOR(2)	$ (3,124)	$ —	$ (3,124)	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 Month LIBOR(1)	15,163	—	15,163	Credit Suisse First Boston Corp.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
892	05/17/18	0.989%	3 Month LIBOR(2)	$ (4,953)	$ —	$ (4,953)	Credit Suisse First Boston Corp.
2,500	10/11/18	1.770%	3 Month LIBOR(1)	71,558	—	71,558	JPMorgan Chase
4,750	08/08/19	1.271%	3 Month LIBOR(2)	(48,490)	—	(48,490)	Credit Suisse First Boston Corp.
8,805	10/06/21	1.965%	3 Month LIBOR(1)	413,729	—	413,729	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	255,603	—	255,603	Bank of America
3,300	10/25/22	1.801%	3 Month LIBOR(1)	115,387	—	115,387	Credit Suisse First Boston Corp.
670	10/06/26	2.312%	3 Month LIBOR(1)	48,206	—	48,206	JPMorgan Chase
5,970	03/30/27	2.674%	3 Month LIBOR(2)	(591,650)	—	(591,650)	Bank of Nova Scotia

				$ 271,429	$ —	$ 271,429

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
9,600	09/06/18	1.704%	3 Month LIBOR(2)	$ —	$ (185,797)	$ (185,797)
5,450	06/03/19	1.614%	3 Month LIBOR(2)	174	(108,265)	(108,439)
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(282,912)	(283,101)
7,180	01/06/21	1.750%	3 Month LIBOR(1)	163	199,045	198,882
13,485	01/08/21	1.683%	3 Month LIBOR(1)	223	331,268	331,045
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	2,308,350	2,307,930
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	1,147,389	1,135,075
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	704,425	704,425
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	256,382	256,382
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	1,457,972	1,457,612
7,800	04/08/22	1.780%	3 Month LIBOR(1)	197	215,374	215,177
40,000	09/03/22	1.919%	3 Month LIBOR(1)	366	1,435,499	1,435,133
9,330	04/08/25	2.020%	3 Month LIBOR(2)	225	(343,463)	(343,688)
1,450	11/12/25	2.263%	3 Month LIBOR(2)	160	(85,105)	(85,265)
6,640	01/08/26	2.210%	3 Month LIBOR(2)	124	(355,827)	(355,951)

				$14,915	$6,694,335	$6,679,420

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation(4)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	6,300	$ (122,909)	$ (33,711)	$ 89,198

A U.S. Government Agency obligation and U.S. Treasury security with a combined market value of $3,871,602 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,328,728	$—
Non-Residential Mortgage-Backed Securities	—	33,714,417	—
Commercial Mortgage-Backed Securities	—	45,319,429	—
Corporate Bonds	—	40,171,053	—
Non-Corporate Foreign Agencies	—	891,779	—
Sovereign Bonds	—	2,856,608	—
U.S. Government Agency Obligations	—	37,371,900	—
U.S. Treasury Obligations	—	87,425,762	—
Affiliated Mutual Fund	12,945,712	—	—
Options Purchased	—	413	—
Option Written	—	(2)	—
Other Financial Instruments*
Futures Contracts	(50,947)	—	—
OTC Interest Rate Swap Agreements	—	271,429	—
Centrally Cleared Interest Rate Swap Agreements	—	6,679,420	—
Centrally Cleared Credit Default Swap Agreements	—	89,198	—

Total	$12,894,765	$256,120,134	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.4%

ASSET-BACKED SECURITIES — 11.6%

Collateralized Loan Obligations — 0.8%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.768%	(c)	08/14/24	600	$598,922
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092%	(c)	04/15/26	550	546,027
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	750	729,806

					1,874,755

Non-Residential Mortgage-Backed Securities — 10.8%
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	121	120,898
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	110	109,687
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	543	542,286
Ally Master Owner Trust, Series 2014-4, Class A1	0.836%	(c)	06/17/19	400	398,201
Ally Master Owner Trust, Series 2014-5, Class A1	0.926%	(c)	10/15/19	300	299,099
American Express Credit Account Master Trust, Series 2014-1, Class A	0.806%	(c)	12/15/21	500	499,063
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	401,013
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.188%	(c)	04/08/19	500	500,339
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	600	600,358
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	185	184,742
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	398,926
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	298,545
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	397,587
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	599,964
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	400	400,119
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	399,219
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	400	399,362
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.036%	(c)	04/15/19	1,000	1,001,481
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	900	896,274
Chase Issuance Trust, Series 2014-A4, Class A4	0.752%	(c)	04/16/18	1,500	1,500,136
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	33	32,916
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	400	399,294
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.694%	(c)	12/17/18	400	399,960
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	106,382
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.712%	(c)	05/26/20	200	199,741

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.866%	(c)	07/15/21	400	$400,320
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	408,393
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	288	287,952
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	118	117,632
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	700	698,688
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	599,402
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	504,519
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,251,183
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.832%	(c)	04/20/18	1,000	1,000,000
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.882%	(c)	10/20/19	400	397,482
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	300	297,695
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	1,000	1,000,031
Hertz Vehicle Financing LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	499,499
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	285	284,889
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	0.986%	(c)	07/16/18	1,000	1,000,332
John Deere Owner Trust, Series 2015-A, Class A2B	0.706%	(c)	02/15/18	281	281,242
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.696%	(c)	08/16/21	200	198,993
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.956%	(c)	01/16/18	500	500,310
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	423	423,016
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.140%	(c)	12/17/18	235	235,358
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	500	500,093
SunTrust Auto Receivables Trust, Series 2015-1A, Class A2, 144A	0.990%		06/15/18	462	462,277
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,622
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	300	300,515
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	400	394,259

					23,330,294

TOTAL ASSET-BACKED SECURITIES (cost $25,195,961)					25,205,049

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	756	755,144

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,175	$1,179,014
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM	5.835%	(c)	09/11/42	1,075	1,130,145
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	2,296	2,349,864
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	1,300	1,321,857
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	944,484
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	210	216,304
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	2,300	2,333,983
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	1,550	1,573,339
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	256,971
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,031,930
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	455,886
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	937,974
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,000	1,008,501
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	1,146	1,173,460
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	432	435,014
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	133	132,911
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	550	566,421
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,261,725
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,287,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	549	549,538
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.935%	(c)	04/15/45	1,600	1,602,198
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,008,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	193	193,431
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,324	1,330,274
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,814,082
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,650	1,709,511
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,610	1,637,365
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	110	109,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,260,507

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,100	$1,103,199
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	644,573
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,291,622
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	469	468,671
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM	6.018%	(c)	06/15/45	396	397,902
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,200	1,215,237
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	900	910,948
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,282,401

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,217,125)					39,881,955

CORPORATE BONDS — 8.8%

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	561,000

Banks — 3.7%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	706,176
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	158,527
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	290,628
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	219,164
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	990	997,217
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	410,536
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	581,962
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	450	506,531
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	125	144,215
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	422,388
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	218,542
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	141,369
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	772,616
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	200	200,739
PNC Bank NA, Sr. Unsec’d. Notes	2.450%		11/05/20	770	783,106
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	1,225	1,231,300
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	150	153,828

					7,938,844

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	80	80,668

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	100	109,034
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	755	798,560
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	385	430,088

					1,337,682

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals — 0.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	$147,200
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	683,002

				830,202

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	600	603,917
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	110	111,847

				715,764

Diversified Financial Services — 0.1%
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	206	211,035

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	134,889

Environmental Control
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	40,257

Food — 0.1%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	104	116,089

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	573,205
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	135,505
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	141,378

				850,088

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	150,085
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	495,316
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	336,137
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	145,077
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	519,663
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	175,710
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	264,293

				2,086,281

Machinery-Diversified — 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	68,409
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	216,571
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	151,124

				436,104

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	309,698

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	155	164,132
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	45	50,883

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	60	$68,450
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21	72	83,617

					367,082

Oil & Gas
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%		05/05/17	100	100,483

Oil & Gas Services — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	575	583,732

Pipelines — 0.3%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	600	627,992

Retail
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	100	112,204

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	210	210,878
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	305	324,552
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	200	212,463
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	380	438,601

					1,186,494

Transportation — 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22	200	218,001
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	168,093

					386,094

TOTAL CORPORATE BONDS (cost $18,271,178)					19,012,682

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal National Mortgage Assoc.(hh)	1.125%		07/20/18	555	558,925
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	1,960	1,979,614
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	948,132
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.333%	(s)	09/26/19	3,710	3,555,360
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	520	544,125
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	275	292,673
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,615	1,989,951
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	150	185,612
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	1,525	1,902,895
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	995	932,209
Residual Funding Corp., Strips Principal, Unsec’d Notes, PO	2.559%	(s)	01/15/21	4,880	4,522,740

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,310	$1,377,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,207,162)					18,789,749

U.S. TREASURY OBLIGATIONS — 46.9%
U.S. Treasury Bonds	2.500%		02/15/45	740	721,558
U.S. Treasury Bonds	2.500%		02/15/46	1,120	1,092,044
U.S. Treasury Bonds(hh)	2.750%		11/15/42	2,995	3,087,776
U.S. Treasury Bonds	2.875%		05/15/43	730	769,209
U.S. Treasury Bonds	3.000%		05/15/45	3,320	3,580,544
U.S. Treasury Bonds	3.000%		11/15/45	735	793,484
U.S. Treasury Notes	1.500%		02/28/23	14,920	14,878,627
U.S. Treasury Notes	1.750%		02/28/22	16,270	16,570,621
U.S. Treasury Notes	1.750%		03/31/22	19,035	19,374,813
U.S. Treasury Notes	1.750%		05/15/23	500	506,875
U.S. Treasury Notes	2.000%		10/31/21	5,625	5,815,063
U.S. Treasury Notes	2.000%		11/30/22	11,460	11,807,834
U.S. Treasury Notes	2.125%		09/30/21	6,835	7,115,078
U.S. Treasury Notes	2.125%		12/31/21	3,965	4,123,755
U.S. Treasury Notes	2.125%		05/15/25	1,375	1,417,485
U.S. Treasury Notes	2.625%		11/15/20	8,625	9,173,498
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	758,739

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,379,720)					101,587,003

TOTAL LONG-TERM INVESTMENTS (cost $201,271,146)					204,476,438

				Shares
SHORT-TERM INVESTMENTS — 0.1%

AFFILIATED MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $291,673)(w)				291,673	291,673

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group			28,600	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group			14,300	280

TOTAL OPTIONS PURCHASED (cost $15,659)					280

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

			Value
TOTAL SHORT-TERM INVESTMENTS (cost $307,332)			291,953

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 94.5% (cost $201,578,478)			204,768,391

	Counterparty	Notional Amount (000)#

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $8,866)	Barclays Capital Group	42,900	(1)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 94.5% (cost $201,569,612)			204,768,390
Other assets in excess of liabilities(z) — 5.5%			11,926,334

NET ASSETS — 100.0%			$216,694,724

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
151	10 Year U.S. Treasury Notes	Jun. 2016	$19,497,955	$19,688,984	$191,029

Short Positions:
42	2 Year U.S. Treasury Notes	Jun. 2016	9,164,393	9,187,500	(23,107)
790	5 Year U.S. Treasury Notes	Jun. 2016	95,530,128	95,719,609	(189,481)
45	U.S. Long Bonds	Jun. 2016	7,439,224	7,399,688	39,536
45	U.S. Ultra Bonds	Jun. 2016	7,809,596	7,763,906	45,690

					(127,362)

					$63,667

(1)  The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,203,142 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements:
18,640	11/30/16	0.936%	3 Month LIBOR	(2)	$(77,007)	$—	$ (77,007)	JPMorgan Chase
18,640	11/30/16	0.935%	3 Month LIBOR	(2)	(77,213)	—	(77,213)	JPMorgan Chase
4,900	10/26/17	0.861%	3 Month LIBOR	(1)	16,886	—	16,886	Credit Suisse First Boston Corp.
1,118	05/17/18	0.989%	3 Month LIBOR	(2)	(6,208)	—	(6,208)	Credit Suisse First Boston Corp.
4,000	08/08/19	1.271%	3 Month LIBOR	(2)	(40,834)	—	(40,834)	Credit Suisse First Boston Corp.
2,950	10/02/19	1.188%	3 Month LIBOR	(2)	(31,057)	—	(31,057)	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 Month LIBOR	(2)	(37,156)	—	(37,156)	Bank of Nova Scotia
15,000	05/21/22	1.893%	3 Month LIBOR	(1)	613,247	—	613,247	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 Month LIBOR	(1)	399,053	—	399,053	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 Month LIBOR	(1)	346,161	—	346,161	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 Month LIBOR	(1)	1,424,930	—	1,424,930	Citigroup Global Markets
3,500	12/31/22	4.063%	3 Month LIBOR	(1)	1,585,299	—	1,585,299	Citigroup Global Markets
2,500	12/31/22	3.843%	3 Month LIBOR	(1)	1,074,078	—	1,074,078	JPMorgan Chase
3,565	02/14/23	2.069%	3 Month LIBOR	(1)	168,015	—	168,015	Bank of Nova Scotia
27,700	11/30/26	2.550%	3 Month LIBOR	(1)	2,602,452	—	2,602,452	JPMorgan Chase

					$7,960,646	$—	$7,960,646

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
1,000	08/06/18	1.693%	3 Month LIBOR(1)	$—	$18,662	$18,662
30,000	09/03/20	1.600%	3 Month LIBOR(2)	272	(629,675)	(629,947)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	145,404	145,236
26,000	05/26/22	1.997%	3 Month LIBOR(1)	306	1,047,456	1,047,150
1,990	08/31/22	1.745%	3 Month LIBOR(2)	161	(50,509)	(50,670)
100,000	09/03/22	1.919%	3 Month LIBOR(1)	690	3,588,748	3,588,058
4,270	02/12/24	2.078%	3 Month LIBOR(2)	176	(187,650)	(187,826)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(87,595)	(87,753)
5,900	04/08/25	2.020%	3 Month LIBOR(2)	197	(217,195)	(217,392)
4,525	01/08/26	2.210%	3 Month LIBOR(2)	107	(242,488)	(242,595)
8,000	05/06/29	3.139%	3 Month LIBOR(2)	189	(1,246,413)	(1,246,602)

				$2,424	$2,138,745	$2,136,321

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,078,557 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,874,755	$—
Non-Residential Mortgage-Backed Securities	—	23,330,294	—
Commercial Mortgage-Backed Securities	—	39,881,955	—
Corporate Bonds	—	19,012,682	—
U.S. Government Agency Obligations	—	18,789,749	—
U.S. Treasury Obligations	—	101,587,003	—
Affiliated Mutual Fund	291,673	—	—
Options Purchased	—	280	—
Option Written	—	(1)	—
Other Financial Instruments*
Futures Contracts	63,667	—	—
OTC Interest Rate Swap Agreements	—	7,960,646	—
Centrally Cleared Interest Rate Swap Agreements	—	2,136,321	—

Total	$355,340	$214,573,684	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 86.1%

ASSET-BACKED SECURITIES — 9.8%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.836%	(c)	06/17/19	700	$696,852
American Express Credit Account Master Trust, Series 2014-1, Class B	0.936%	(c)	12/15/21	300	297,143
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	278	277,114
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	498,657
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	400	398,344
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	405,244
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	593	592,222
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	500	492,823

TOTAL ASSET-BACKED SECURITIES (cost $3,666,598)					3,658,399

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.8%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3	2,566
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	63	62,985
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%		12/11/49	344	352,480
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%		12/11/49	440	447,398
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	62,292
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	314,828
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	350	355,171
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class AM	5.475%		03/10/39	400	406,023
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,842
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	315,431
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	241,410
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.935%	(c)	02/15/51	1	1,156
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	234	234,754
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	604,694
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.947%	(c)	06/12/46	24	23,743
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	601	607,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	420,169
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	160,153

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	$1,005,098
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	420	423,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.946%	(c)	02/15/51	94	96,565
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	500,938

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,853,402)					6,692,230

CORPORATE BONDS — 20.9%

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	362,201

Banks — 6.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	300	302,521
Citigroup, Inc., Sub. Notes(a)	3.875%		03/26/25	95	94,133
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	248,702
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	460,498
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	55,178
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	261,076
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	372,000
PNC Bank NA, Sub. Notes(a)	2.950%		01/30/23	250	251,857
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	295	302,528

					2,348,493

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%		07/15/22	80	80,668

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%		05/15/22	50	53,498

Chemicals — 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,720
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	199,210
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	259,997
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	275	288,514

					762,441

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	120	120,783
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(a)	2.850%		10/05/18	20	20,336

					141,119

Diversified Financial Services — 0.9%
GE Capital International Funding Co., Gtd. Notes, 144A	3.373%		11/15/25	215	229,425
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%		01/09/23	84	88,949

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	$5,704

				324,078

Electric — 0.8%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	293,075

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	309,032

Insurance — 2.4%
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	4.250%	06/15/23	285	293,734
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	340	369,204
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	148,475
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,311
Swiss Re Treasury (US) Corp. (Switzerland), Sr. Unsec’d. Notes, 144A	2.875%	12/06/22	55	55,223

				886,947

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	50,669

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	177,696

Oil & Gas — 0.8%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	293,980

Oil & Gas Services — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	355,315

Pharmaceuticals — 1.4%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	297,389
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	225,162

				522,551

Pipelines — 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	298,614
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	225,030

				523,644

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	50,727
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	265	305,866

				356,593

TOTAL CORPORATE BONDS (cost $7,603,866)				7,842,000

SOVEREIGN BOND — 1.2%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 437,664)	2.000%	10/23/22	440	443,085

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal National Mortgage Assoc.	1.125%		10/19/18	30	$30,209
Federal National Mortgage Assoc.(a)	1.125%		12/14/18	90	90,564
Federal National Mortgage Assoc.	1.500%		11/30/20	160	161,601
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.604%	(s)	09/26/19	842	806,904
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	200	209,279
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	202	189,252
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	556,056
Ukraine Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	375	381,504

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,369,485)					2,425,369

U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Bonds	2.500%		02/15/45	130	126,760
U.S. Treasury Bonds	2.500%		02/15/46	180	175,507
U.S. Treasury Bonds	2.750%		11/15/42	480	494,869
U.S. Treasury Bonds	2.875%		05/15/43	130	136,982
U.S. Treasury Bonds	3.000%		05/15/45	195	210,303
U.S. Treasury Bonds	3.000%		11/15/45	160	172,731
U.S. Treasury Notes	1.000%		03/15/19	270	271,055
U.S. Treasury Notes(a)	1.125%		02/28/21	10	9,960
U.S. Treasury Notes	1.375%		04/30/20	895	904,265
U.S. Treasury Notes	1.500%		02/28/23	1,805	1,799,995
U.S. Treasury Notes(a)	1.625%		02/15/26	90	88,692
U.S. Treasury Notes	1.750%		02/28/22	1,465	1,492,069
U.S. Treasury Notes	1.750%		03/31/22	480	488,569
U.S. Treasury Notes	2.000%		11/30/22	615	633,666
U.S. Treasury Notes	2.125%		08/31/20	1,635	1,702,061
U.S. Treasury Notes	2.125%		09/30/21	1,040	1,082,616
U.S. Treasury Notes	2.125%		12/31/21	125	130,005
U.S. Treasury Notes	2.125%		05/15/25	410	422,668
U.S. Treasury Notes	2.625%		11/15/20	835	888,102

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,997,050)					11,230,875

TOTAL LONG-TERM INVESTMENTS (cost $31,928,065)					32,291,958

				Shares
SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,940,489; includes $1,144,090 of cash collateral for securities on loan)(b)(w)				1,940,489	1,940,489

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	6,000	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	3,000	59

TOTAL OPTIONS PURCHASED (cost $3,285)			59

TOTAL SHORT-TERM INVESTMENTS (cost $1,943,774)			1,940,548

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 91.3% (cost $33,871,839)			34,232,506

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $1,860)	Barclays Capital Group	9,000	—

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 91.3% (cost $33,869,979)			34,232,506
Other assets in excess of liabilities(z) — 8.7%			3,273,025

NET ASSETS — 100.0%			$37,505,531

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,121,910; cash collateral of $1,144,090 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2016	$ 1,308,695	$ 1,312,500	$(3,805)
18	5 Year U.S. Treasury Notes	Jun. 2016	2,177,864	2,180,953	(3,089)
50	10 Year U.S. Treasury Notes	Jun. 2016	6,512,179	6,519,531	(7,352)
8	U.S. Long Bonds	Jun. 2016	1,325,760	1,315,500	10,260
2	U.S. Ultra Bonds	Jun. 2016	345,838	345,062	776

					$(3,210)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
990	11/30/16	0.935%	3 Month LIBOR(2)	$(4,101)	$—	$(4,101)	JPMorgan Chase
990	11/30/16	0.936%	3 Month LIBOR(2)	(4,090)	—	(4,090)	JPMorgan Chase
960	03/29/17	1.267%	3 Month LIBOR(2)	(5,031)	—	(5,031)	Bank of Nova Scotia
500	04/13/17	1.168%	3 Month LIBOR(1)	4,214	—	4,214	Bank of Nova Scotia
750	09/25/17	0.820%	3 Month LIBOR(2)	(257)	—	(257)	Bank of Nova Scotia
438	05/17/18	0.989%	3 Month LIBOR(2)	(2,432)	—	(2,432)	Credit Suisse First Boston Corp.
11,800	12/31/23	0.000%	3 Month LIBOR(1)	1,294,371	—	1,294,371	Credit Suisse First Boston Corp.
5,000	12/31/23	2.355%	3 Month LIBOR(1)	851,101	—	851,101	Barclays Capital Group
3,750	12/31/23	0.000%	3 Month LIBOR(1)	476,903	—	476,903	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	181,852	—	181,852	JPMorgan Chase
1,500	12/31/23	0.000%	3 Month LIBOR(1)	141,297	—	141,297	Barclays Capital Group
1,400	12/31/23	0.000%	3 Month LIBOR(1)	241,014	—	241,014	Barclays Capital Group
1,100	12/31/23	0.000%	3 Month LIBOR(1)	143,661	—	143,661	Barclays Capital Group
800	12/31/23	0.000%	3 Month LIBOR(1)	132,102	—	132,102	Barclays Capital Group
430	12/31/23	0.000%	3 Month LIBOR(1)	66,539	—	66,539	Barclays Capital Group

				$3,517,143	$—	$3,517,143

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
8,650	06/28/16	0.847%	3 Month LIBOR(2)	$(28,312)	$(4,218)	$24,094
346	08/02/18	1.614%	3 Month LIBOR(2)	(6,997)	(5,827)	1,170
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(357,464)	(357,683)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	229,533	229,320
1,400	01/06/21	1.750%	3 Month LIBOR(1)	156	38,811	38,655
1,960	01/08/21	1.683%	3 Month LIBOR(1)	161	48,149	47,988
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(474,500)	(474,713)
645	05/31/22	2.217%	3 Month LIBOR(2)	153	(34,913)	(35,066)
390	08/31/22	1.745%	3 Month LIBOR(2)	152	(9,899)	(10,051)
3,100	10/09/22	1.728%	3 Month LIBOR(2)	167	(73,470)	(73,637)
1,700	12/21/22	1.949%	3 Month LIBOR(2)	159	(63,778)	(63,937)
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(254,902)	(254,961)
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	886,810	886,810
210	11/12/25	2.263%	3 Month LIBOR(2)	151	(12,326)	(12,477)
965	01/08/26	2.210%	3 Month LIBOR(2)	78	(51,713)	(51,791)

				$(33,428)	$(139,707)	$(106,279)

Cash of $500,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$3,658,399	$—
Commercial Mortgage-Backed Securities	—	6,692,230	—
Corporate Bonds	—	7,842,000	—
Sovereign Bond	—	443,085	—
U.S. Government Agency Obligations	—	2,425,369	—
U.S. Treasury Obligations	—	11,230,875	—
Affiliated Mutual Fund	1,940,489	—	—
Options Purchased	—	59	—
Option Written	—	—	—

Other Financial Instruments*
Futures Contracts	(3,210)	—	—
OTC interest rate swaps	—	3,517,143	—
Centrally cleared interest rate swaps	—	(106,279)	—

Total	$1,937,279	$35,702,881	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 88.5%

ASSET-BACKED SECURITIES — 10.9%

Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2014-1, Class B	0.936%	(c)	12/15/21	200	$198,095
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	198,204
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	300	298,758
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	19	18,545
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	100	100,904
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.786%	(c)	08/15/19	300	298,962
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	300	295,694

TOTAL ASSET-BACKED SECURITIES (cost $1,415,105)					1,409,162

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.4%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	115	117,493
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	40	40,283
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	104,943
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	100	101,478
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	53,808
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	60	64,287
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	105,144
GS Mortgage Securities Trust 2013-GCJ14, Series GC14, Class A3	3.526%		08/10/46	75	78,411
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	55	54,954
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.935%	(c)	04/15/45	100	100,137
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	78	78,251
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	100,979
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	154,725
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	208,367
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	80	82,885
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761%	(c)	05/12/39	145	144,855
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	157,563
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	50	50,822
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,102

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.303%	(c)	10/15/44	35	$35,271
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	100	101,270
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	100	101,216
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	35,122
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,038

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,118,963)					2,112,404

CORPORATE BONDS — 21.0%

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	155	184,069

Banks — 5.9%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	115	132,049
Citigroup, Inc., Sub. Notes(a)	3.875%		03/26/25	100	99,088
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,256
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	160	177,541
JP Morgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	190	193,256
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	85,593
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	45	48,755
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	15,383

					762,921

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%		07/15/22	10	10,083

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	16,355

Chemicals — 1.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	97,907
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	105	110,160

					208,067

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	40	40,261
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(a)	2.850%		10/05/18	10	10,168

					50,429

Diversified Financial Services — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%		01/09/23	110	116,481

Electric — 1.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	185,100

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	$119,625

Insurance — 2.9%
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	4.250%		06/15/23	210	216,436
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%		06/24/21	130	141,166
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	10,156

					367,758

Oil & Gas — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	20	21,380

Oil & Gas Services — 0.4%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	45	45,683

Pharmaceuticals — 2.6%
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	125	129,770
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	114,782
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	95	95,068

					339,620

Pipelines — 1.3%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	149,307
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,467

					159,774

Telecommunications — 0.9%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	100	115,421

TOTAL CORPORATE BONDS (cost $2,602,326)					2,702,766

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal National Mortgage Assoc.	1.125%		10/19/18	15	15,105
Federal National Mortgage Assoc.	1.125%		12/14/18	35	35,219
Federal National Mortgage Assoc.	1.500%		11/30/20	150	151,501
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	128	119,922

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $317,523)					321,747

U.S. TREASURY OBLIGATIONS — 37.7%
U.S. Treasury Bonds	2.500%		02/15/45	40	39,003
U.S. Treasury Bonds	2.500%		02/15/46	65	63,378
U.S. Treasury Bonds	2.875%		05/15/43	45	47,417
U.S. Treasury Bonds	3.000%		05/15/45	25	26,962
U.S. Treasury Notes(a)	1.125%		02/28/21	5	4,979
U.S. Treasury Notes	1.375%		04/30/20	315	318,261
U.S. Treasury Notes	1.500%		02/28/23	1,125	1,121,880
U.S. Treasury Notes(a)	1.625%		02/15/26	25	24,637
U.S. Treasury Notes	1.750%		02/28/22	1,385	1,410,591
U.S. Treasury Notes	1.750%		03/31/22	600	610,711
U.S. Treasury Notes	2.000%		10/31/21	55	56,858
U.S. Treasury Notes	2.000%		11/15/21	155	160,304
U.S. Treasury Notes	2.000%		11/30/22	565	582,149

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.125%	09/30/21	115	$119,712
U.S. Treasury Notes	2.125%	12/31/21	65	67,603
U.S. Treasury Notes	2.125%	05/15/25	70	72,163
U.S. Treasury Notes	2.625%	11/15/20	95	101,041
U.S. Treasury Notes	3.125%	05/15/21	30	32,760

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,762,333)				4,860,409

TOTAL LONG-TERM INVESTMENTS (cost $11,216,250)				11,406,488

			Shares
SHORT-TERM INVESTMENTS — 7.1%

AFFILIATED MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $916,032; includes $603,879 of cash collateral for securities on loan)(b)(w)			916,032	916,032

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group		2,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group		1,100	22

TOTAL OPTIONS PURCHASED (cost $1,204)				22

TOTAL SHORT-TERM INVESTMENTS (cost $917,236)				916,054

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 95.6% (cost $12,133,486)				12,322,542

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $682)	Barclays Capital Group	3,300	$—

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 95.6% (cost $12,132,804)			12,322,542
Other assets in excess of liabilities(z) — 4.4%			570,292

NET ASSETS — 100.0%			$12,892,834

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $591,040; cash collateral of $603,879 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
1	U.S. Ultra Bonds	Jun. 2016	$173,002	$172,531	$(471)

Short Positions:
4	2 Year U.S. Treasury Notes	Jun. 2016	873,744	875,000	(1,256)
28	5 Year U.S. Treasury Notes	Jun. 2016	3,387,350	3,392,594	(5,244)
15	10 Year U.S. Treasury Notes	Jun. 2016	1,956,859	1,955,859	1,000
3	U.S. Long Bonds	Jun. 2016	495,722	493,312	2,410

					(3,090)

					$(3,561)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
2,500	06/10/20	1.833%	3 Month LIBOR(2)	$37	$ (76,592)	$ (76,629)
535	01/06/21	1.750%	3 Month LIBOR(1)	152	14,831	14,679
675	01/08/21	1.683%	3 Month LIBOR(1)	154	16,582	16,428
405	05/31/22	2.200%	3 Month LIBOR(2)	564	(21,512)	(22,076)
245	05/31/22	2.217%	3 Month LIBOR(2)	151	(13,262)	(13,413)
155	08/31/22	1.745%	3 Month LIBOR(2)	151	(3,934)	(4,085)
11,800	06/10/25	2.467%	3 Month LIBOR(1)	199	909,808	909,609

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements (cont’d.):
330	01/08/26	2.210%	3 Month LIBOR(2)	$72	$(17,684)	$(17,756)

				$1,480	$808,237	$806,757

Cash of $850,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,409,162	$—
Commercial Mortgage-Backed Securities	—	2,112,404	—
Corporate Bonds	—	2,702,766	—
U.S. Government Agency Obligations	—	321,747	—
U.S. Treasury Obligations	—	4,860,409	—
Affiliated Mutual Fund	916,032	—	—
Options Purchased	—	22	—
Option Written	—	—	—
Other Financial Instruments*
Futures Contracts	(3,561)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	806,757	—

Total	$912,471	$12,213,267	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.2%

ASSET-BACKED SECURITIES — 17.2%

Collateralized Loan Obligations — 0.6%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768%	(c)	08/14/24	1,300	$1,297,665
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	1,500	1,459,612

					2,757,277

Non-Residential Mortgage-Backed Securities — 16.6%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	13	13,114
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	151	151,123
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	165	164,530
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	1,175	1,174,953
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	777	777,203
Ally Master Owner Trust, Series 2014-5, Class A1	0.926%	(c)	10/15/19	500	498,498
American Express Credit Account Master Trust, Series 2013-1, Class A	0.856%	(c)	02/16/21	200	200,415
American Express Credit Account Master Trust, Series 2013-2, Class B	1.136%	(c)	05/17/21	2,100	2,095,590
American Express Credit Account Master Trust, Series 2014-1, Class B	0.936%	(c)	12/15/21	200	198,095
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,253
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.838%	(c)	04/09/18	130	130,277
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	155	155,241
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	463	461,856
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,967	1,949,336
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	696,606
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	1,800	1,789,142
BA Credit Card Trust, Series 2014-A1, Class A	0.816%	(c)	06/15/21	500	499,600
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	1,800	1,800,537
BA Credit Card Trust, Series 2015-A1, Class A	0.766%	(c)	06/15/20	600	600,423
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	500	499,024
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	2,300	2,296,331
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.962%	(c)	01/22/18	2,700	2,702,639
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.706%	(c)	02/15/18	137	137,464
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.716%	(c)	06/15/18	983	983,249
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.886%	(c)	11/15/18	2,239	2,239,664
Chase Issuance Trust, Series 2007-B1, Class B1	0.686%	(c)	04/15/19	300	298,834
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	1,370	1,364,328

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Chase Issuance Trust, Series 2015-A1, Class A1	0.756%	(c)	02/18/20	900	$900,623
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	165	164,578
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	1,300	1,297,707
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.866%	(c)	07/15/21	200	200,160
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	1,300	1,308,818
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	724	723,648
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	275	274,474
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	2,700	2,694,938
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	1,200	1,198,803
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	56	55,725
Ford Credit Auto Owner Trust, Series 2012-B, Class B	1.670%		11/15/17	983	983,919
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	1,900	1,899,594
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	199,951
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	202,622
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	504,519
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	1,900	1,919,277
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.036%	(c)	08/15/20	4,600	4,577,843
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.812%	(c)	07/20/19	2,200	2,190,518
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.882%	(c)	10/20/19	1,000	993,704
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.932%	(c)	01/20/20	700	697,542
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	1,042	1,041,692
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.012%	(c)	06/20/18	1,000	1,000,351
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	1,900	1,885,402
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.606%	(c)	04/15/18	4	4,282
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	1,600	1,598,397
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,500	2,500,078
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	209	209,364
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	570	569,778
John Deere Owner Trust, Series 2015-A, Class A2B	0.706%	(c)	02/15/18	492	492,173

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	2,200	$2,198,806
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.696%	(c)	08/16/21	300	298,490
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.956%	(c)	01/16/18	1,600	1,600,991
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	1,186	1,184,444
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.686%	(c)	04/17/17	170	169,886
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	1,507	1,504,785
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	1,537	1,535,429
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136%	(c)	12/17/18	862	862,981
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	1,300	1,300,241
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	4,700	4,685,465
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	300,933
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A	1.600%		04/15/21	800	801,138
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	600	601,030
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	701	700,680
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.782%	(c)	07/22/19	100	98,565
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	1,860	1,858,383
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.666%	(c)	01/16/18	125	125,338
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.646%	(c)	03/15/17	47	47,148

					76,143,538

TOTAL ASSET-BACKED SECURITIES (cost $78,986,602)					78,900,815

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	2,183	2,181,527
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	718	717,596
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557%	(c)	04/10/49	911	928,532
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	468	485,538
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	126	125,970
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	5,854	5,992,153
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	102,453
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	2,700	2,781,046

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.095%	(c)	12/10/49	77	$80,793
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	5	5,198
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,275
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.833%	(c)	06/10/46	28	28,018
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	6,000	6,088,651
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.892%	(c)	07/10/38	225	225,351
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	763	768,619
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	55	54,965
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	39	39,343
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,173	1,166,920
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	2,200	2,338,807
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	116,371
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,046,774
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	545,021
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,900	2,992,598
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	82,888
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	2,000	2,155,541
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,350,806
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	3,000	3,126,581
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	2,600	2,727,440
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,340	1,361,538
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	1,715	1,729,579
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	1,906	1,908,665
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	670	725,820
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	1,120	1,228,326
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	399	398,732
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	164,777
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	21,402
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	26,295

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,100	$2,166,151
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	94,776
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	158,543
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,051,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	3,000	3,025,369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.699%	(c)	02/12/49	4,082	4,197,481
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	4,283	4,303,828
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	29	28,601
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,168	3,234,683
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	3,000	3,108,201
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761%	(c)	05/12/39	100	99,899
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	5.954%	(c)	06/12/46	55	55,033
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	4,365	4,403,539
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	4,500	4,576,485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	156	155,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	1,700	1,767,119
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,500	4,730,019
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%	(c)	07/12/44	35	35,225
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	308	308,791
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,500	3,510,177
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	3,000	3,222,867
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	1,672	1,658,396
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.303%	(c)	10/15/44	59	58,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.896%	(c)	05/15/43	26	25,473
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	21	21,451
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	3,800	3,848,252
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	2,200	2,289,505
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,645,754

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	50	$51,510

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,386,254)				99,703,877

CORPORATE BONDS — 14.0%

Agriculture — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	3.500%	06/15/22	1,295	1,377,398
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22	745	809,594

				2,186,992

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	400	401,448
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	1,330	1,383,991
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%	09/15/19	55	56,021

				1,841,460

Banks — 4.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	2,470	2,616,436
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	345	351,310
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%	02/04/24	10	10,593
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	535	529,637
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.550%	04/08/19	25	25,374
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%	06/16/24	1,265	1,310,272
Citigroup, Inc., Sub. Notes(a)	3.875%	03/26/25	105	104,042
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	125	124,398
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	840	856,558
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.625%	01/31/19	75	76,483
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	1,550	1,564,460
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.750%	01/24/22	25	28,843
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	1,165	1,203,753
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	415	422,111
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.125%	01/23/25	2,175	2,182,607
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	130	135,552
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	261,076
Morgan Stanley, Sr. Unsec’d. Notes(a)	3.750%	02/25/23	20	20,839
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	350	361,487
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	25	28,531
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.500%	01/24/19	50	50,873
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	2,080	2,181,697
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	100	102,908
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	120	123,749
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	365	366,349
PNC Bank NA, Sr. Unsec’d. Notes	2.950%	02/23/25	345	345,912
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%	10/30/24	250	261,201
Royal Bank of Canada (Canada), Covered Bonds	2.100%	10/14/20	3,700	3,719,029
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%	01/30/24	25	27,139
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	2.500%	03/04/21	45	45,568

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.000%	02/19/25	340	$342,760
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%	09/09/24	30	30,952
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.300%	07/22/27	1,035	1,098,181

				20,910,680

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	50	50,417

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	350	358,043
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	350	368,210
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	2,430	2,570,201
Celgene Corp., Sr. Unsec’d. Notes(a)	3.550%	08/15/22	2,385	2,500,618
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	770	818,228
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	400	429,174

				7,044,474

Chemicals — 0.1%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	450	472,113

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	625	654,789
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	650	693,260
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	2.450%	10/05/17	1,885	1,897,307
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	2.850%	10/05/18	355	360,961

				3,606,317

Diversified Financial Services — 0.1%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	130	131,619
Discover Financial Services, Sr. Unsec’d. Notes(a)	3.750%	03/04/25	205	199,534
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	25	26,733

				357,886

Electric — 0.4%
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	250	257,122
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	150	165,004
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	130,413
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	265	280,194
PacifiCorp, First Mortgage	3.350%	07/01/25	780	822,412

				1,655,145

Food — 0.1%
JM Smucker Co. (The), Gtd. Notes	3.500%	03/15/25	505	526,426

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes(a)	3.800%	01/15/26	720	734,181

Healthcare-Products — 0.8%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	691,993
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	655	696,710

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	1,975	$2,107,998

					3,496,701

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	25	25,462
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	320	335,492
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.350%		07/15/22	1,060	1,127,638

					1,488,592

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes(a)	2.300%		07/16/19	35	35,360
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	1,205	1,203,564
American International Group, Inc., Sr. Unsec’d. Notes	4.125%		02/15/24	400	416,803
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	4.250%		06/15/23	25	25,766
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25	245	235,544

					1,917,037

Media — 0.5%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%		07/23/22	2,210	2,310,042

Miscellaneous Manufacturing
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	3.100%		01/09/23	250	264,730

Oil & Gas
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	49,542
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.784%	(c)	03/15/19	50	49,487
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	150	129,637

					228,666

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	25,380

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%		11/06/22	290	299,896
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%		05/14/25	1,260	1,322,643
Actavis Funding SCS, Gtd. Notes(a)	3.450%		03/15/22	1,285	1,334,032
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%		09/15/25	1,420	1,500,815
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	55,110
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,090	1,115,814
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	53,638

					5,681,948

Pipelines — 0.3%
Enterprise Products Operating LLC, Gtd. Notes(a)	3.700%		02/15/26	295	289,346
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%		02/15/25	1,090	1,088,011
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	35,377

					1,412,734

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	2,300	$2,415,966
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	555	598,914
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.000%	12/05/23	25	27,560
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	400	431,376
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	25	28,051

				3,501,867

Software — 0.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	310	319,369
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	135	141,763
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	810	829,748
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	400	425,512

				1,716,392

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	1,450	1,453,397
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	600	692,528

				2,145,925

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%	09/01/24	600	638,897
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	150	160,363

				799,260

TOTAL CORPORATE BONDS (cost $62,313,848)				64,375,365

NON-CORPORATE FOREIGN AGENCY — 0.3%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A (cost $1,414,476)	2.375%	03/16/26	1,420	1,438,115

SOVEREIGN BONDS — 0.6%
Austria Government International Bond (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%	06/17/16	600	601,327
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.875%	03/17/17	1,000	1,000,933
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500%	06/22/18	600	604,836
Netherlands Government Bond (Netherlands), Unsec’d. Notes, RegS	1.000%	02/24/17	600	601,170

TOTAL SOVEREIGN BONDS (cost $2,803,285)				2,808,266

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Federal Home Loan Banks	0.500%	09/28/16	1,200	1,199,935
Federal Home Loan Banks(hh)(k)	1.000%	12/19/17	10,800	10,841,418
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	250	262,094
Federal National Mortgage Assoc.(hh)	1.125%	07/20/18	6,025	6,067,609
Federal National Mortgage Assoc.(a)(k)	1.125%	12/14/18	2,835	2,852,767
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,820	1,838,213
Federal National Mortgage Assoc.	1.625%	01/21/20	20	20,343
Federal National Mortgage Assoc.	1.875%	02/19/19	25	25,677

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.604%	(s)	09/26/19	533	$510,783
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	13,248	13,945,388
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	4,950	5,179,655
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,325	1,410,152
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	300	246,881
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	7,060	8,699,106
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	4,260	5,315,628
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.978%	(s)	07/15/20	18,071	16,930,593
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	1.883%	(s)	01/15/21	915	848,014
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,415	1,487,925
Ukraine Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	5,155	5,244,413

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $81,585,476)					82,926,594

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bonds	2.500%		02/15/45	2,025	1,974,533
U.S. Treasury Bonds	2.500%		02/15/46	2,335	2,276,716
U.S. Treasury Bonds	2.750%		11/15/42	660	680,445
U.S. Treasury Bonds(hh)	2.875%		05/15/43	13,125	13,829,957
U.S. Treasury Bonds	3.000%		05/15/45	5,870	6,330,661
U.S. Treasury Bonds	3.000%		11/15/45	2,240	2,418,237
U.S. Treasury Notes	1.000%		10/31/16	15	15,045
U.S. Treasury Notes	1.000%		09/15/18	5	5,024
U.S. Treasury Notes	1.750%		02/28/22	18,685	19,030,243
U.S. Treasury Notes	1.750%		03/31/22	32,650	33,232,868
U.S. Treasury Notes	2.125%		12/31/22	505	524,569
U.S. Treasury Notes	2.125%		05/15/25	15,365	15,839,748
U.S. Treasury Strips Coupon(a)	2.363%	(s)	08/15/30	1,210	872,985
U.S. Treasury Strips Coupon	2.519%	(s)	08/15/25	740	617,063
U.S. Treasury Strips Coupon	3.103%	(s)	11/15/34	550	345,331

TOTAL U.S. TREASURY OBLIGATIONS (cost $94,868,026)					97,993,425

TOTAL LONG-TERM INVESTMENTS (cost $422,357,967)					428,146,457

				Shares
SHORT-TERM INVESTMENTS — 9.7%

AFFILIATED MUTUAL FUND — 9.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $44,404,564; includes $15,652,183 of cash collateral received for securities on loan)(b)(w)				44,404,564	44,404,564

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	83,000	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	41,500	812

TOTAL OPTIONS PURCHASED (cost $45,442)			812

TOTAL SHORT-TERM INVESTMENTS (cost $44,450,006)			44,405,376

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.9% (cost $466,807,973)			472,551,833

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $25,730)	Barclays Capital Group	124,500	(3)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.9% (cost $466,782,243)			472,551,830
Liabilities in excess of other assets(z) — (2.9)%			(13,186,460)

NET ASSETS — 100.0%			$459,365,370

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,341,761; cash collateral of $15,652,183 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
58	5 Year U.S. Treasury Notes	Jun. 2016	$6,980,023	$7,027,516	$47,493

Short Positions:
45	2 Year U.S. Treasury Notes	Jun. 2016	9,815,452	9,843,750	(28,298)
446	10 Year U.S. Treasury Notes	Jun. 2016	58,214,206	58,154,219	59,987
162	U.S. Long Bonds	Jun. 2016	26,777,973	26,638,875	139,098
132	U.S. Ultra Bonds	Jun. 2016	22,913,828	22,774,125	139,703

					310,490

					$357,983

(1)  The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2)  U.S. Government Agency Obligations with a combined market value of $2,234,903 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
75,000	06/12/17	0.980%	3 Month LIBOR(2)	$319	$(188,871)	$(189,190)
50,000	06/12/18	1.355%	3 Month LIBOR(2)	262	(524,369)	(524,631)
60,000	06/12/20	1.896%	3 Month LIBOR(2)	393	(1,995,746)	(1,996,139)
20,335	01/06/21	1.750%	3 Month LIBOR(1)	232	563,731	563,499
26,765	01/08/21	1.683%	3 Month LIBOR(1)	295	657,501	657,206
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	(3,412,027)	(3,412,627)
29,965	05/31/22	2.200%	3 Month LIBOR(2)	(1,024)	(1,591,653)	(1,590,629)
9,080	05/31/22	2.217%	3 Month LIBOR(2)	199	(491,488)	(491,687)
30,000	06/12/22	2.242%	3 Month LIBOR(2)	312	(1,669,114)	(1,669,426)
40,000	08/10/22	2.053%	3 Month LIBOR(2)	366	(1,771,433)	(1,771,799)
6,085	08/31/22	1.745%	3 Month LIBOR(2)	183	(154,446)	(154,629)
104,000	10/09/22	1.728%	3 Month LIBOR(2)	712	(2,464,795)	(2,465,507)
8,040	02/12/24	2.078%	3 Month LIBOR(2)	198	(353,328)	(353,526)
850	09/06/24	2.735%	3 Month LIBOR(2)	157	(81,653)	(81,810)
19,000	10/07/24	2.606%	3 Month LIBOR(1)	302	1,632,960	1,632,658
15,000	10/09/24	2.582%	3 Month LIBOR(1)	270	1,259,909	1,259,639
11,000	01/06/25	2.240%	3 Month LIBOR(1)	238	614,834	614,596
22,000	01/22/25	1.916%	3 Month LIBOR(1)	326	627,522	627,196
19,000	03/02/25	2.119%	3 Month LIBOR(1)	302	863,908	863,606
6,800	03/12/25	2.243%	3 Month LIBOR(1)	204	381,032	380,828
212,000	05/12/25	2.229%	3 Month LIBOR(1)	1,823	11,592,367	11,590,544
158,000	06/12/25	2.556%	3 Month LIBOR(1)	1,414	13,147,923	13,146,509
125,000	09/03/25	2.217%	3 Month LIBOR(1)	1,050	6,850,579	6,849,529
2,860	11/12/25	2.263%	3 Month LIBOR(2)	171	(167,862)	(168,033)
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	2,582,766	2,582,502
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	1,641,520	1,641,300
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	1,356,530	1,356,343
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	496,552	496,375
13,030	01/08/26	2.210%	3 Month LIBOR(2)	175	(698,258)	(698,433)
10,000	10/09/29	2.892%	3 Month LIBOR(1)	250	1,271,638	1,271,388
16,200	03/12/30	2.441%	3 Month LIBOR(1)	262	1,147,597	1,147,335
12,000	06/17/30	2.692%	3 Month LIBOR(1)	270	1,236,536	1,236,266
23,500	10/26/30	2.268%	3 Month LIBOR(2)	362	(1,181,589)	(1,181,951)

				$11,471	$31,178,773	$31,167,302

A U.S. Treasury Obligation and U.S. Government Agency Obligations with a combined market value of $23,056,586 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$3,487	$—	$3,487
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	157	—	157
Deutsche Bank AG	06/11/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	5,894	—	5,894
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive various payments based on U.S. Treasury Strip	(1,493)	—	(1,493)

				$8,045	$—	$8,045

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,757,277	$—
Non-Residential Mortgage-Backed Securities	—	76,143,538	—
Commercial Mortgage-Backed Securities	—	99,703,877	—
Corporate Bonds	—	64,375,365	—
Non-Corporate Foreign Agency	—	1,438,115	—
Sovereign Bonds	—	2,808,266	—
U.S. Government Agency Obligations	—	82,926,594	—
U.S. Treasury Obligations	—	97,993,425	—
Affiliated Mutual Fund	44,404,564	—	—
Options Purchased	—	812	—
Option Written	—	(3)	—
Other Financial Instruments*
Futures Contracts	357,983	—	—
Centrally Cleared Interest Rate Swap Agreements	—	31,167,302	—
OTC Total Return Swap Agreements	—	8,045	—

Total	$44,762,547	$459,322,613	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.5%

ASSET-BACKED SECURITIES — 15.9%

Collateralized Loan Obligations — 0.8%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768%	(c)	08/14/24	200	$199,641
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A2, 144A	1.919%	(c)	10/23/25	325	320,903
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.020%	(c)	11/07/25	250	243,269

					763,813

Non-Residential Mortgage-Backed Securities — 15.1%
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	543	542,286
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	120	119,570
American Express Credit Account Master Trust, Series 2013-2, Class B	1.136%	(c)	05/17/21	400	399,160
American Express Credit Account Master Trust, Series 2014-1, Class B	0.936%	(c)	12/15/21	175	173,333
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.858%	(c)	04/09/18	16	15,524
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	298,190
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	299,982
BA Credit Card Trust, Series 2014-A3, Class A	0.726%	(c)	01/15/20	200	200,060
BA Credit Card Trust, Series 2015-A1, Class A	0.766%	(c)	06/15/20	50	50,035
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	800	798,724
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.962%	(c)	01/22/18	600	600,586
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.716%	(c)	06/15/18	140	140,464
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.886%	(c)	11/15/18	466	466,596
Chase Issuance Trust, Series 2013-A3, Class A3	0.716%	(c)	04/15/20	200	200,001
Chase Issuance Trust, Series 2015-A1, Class A1	0.756%	(c)	02/18/20	100	100,069
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	201,357
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	279	278,906
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	300	299,438
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	300	299,701
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	302,711
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	707,102
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.686%	(c)	01/15/18	45	45,447
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.036%	(c)	08/15/20	1,000	995,183
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.812%	(c)	07/20/19	800	796,552
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	139	138,892

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.012%	(c)	06/20/18	600	$600,211
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.936%	(c)	05/15/20	300	297,695
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	499,499
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	500,016
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	71	71,222
John Deere Owner Trust, Series 2015-A, Class A2B	0.706%	(c)	02/15/18	70	70,310
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	400	399,783
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.956%	(c)	01/16/18	300	300,186
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	524	523,404
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	384	383,857
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136%	(c)	12/17/18	235	235,358
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186%	(c)	12/17/18	300	300,056
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	1,000	996,908
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	200,343
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	47	46,712
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	647	646,394

					14,541,823

TOTAL ASSET-BACKED SECURITIES (cost $15,306,673)					15,305,636

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	168	167,810
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	48	47,840
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,148	1,174,933
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	600	618,010
Commercial Mortgage Trust, Series 2006-GG7, Class A4	5.892%	(c)	07/10/38	8	7,771
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	201	200,043
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	412,158
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	425,238
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	224,549
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	309,579

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	$231,721
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	103,908
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	625,316
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	629,409
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	46	46,950
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	700	705,951
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	396	396,138
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	200	216,663
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	180	197,410
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	133	132,911
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	61,791
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	630,862
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	400	412,600
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	63,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	384	384,676
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.935%	(c)	04/17/45	600	600,824
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	501	505,438
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.699%	(c)	02/12/49	680	699,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	935	939,017
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335%		11/15/38	401	407,130
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	5.347%		11/15/38	650	655,915
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	211	215,646
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	625	647,542
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761%	(c)	05/12/39	50	49,950
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	5.954%	(c)	06/12/46	50	50,030
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	900	907,946
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,000	1,016,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	155,922
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	840,892

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AM	5.478%	(c)	02/12/44	250	$253,496
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	700	702,035
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	644,573
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	334	331,680
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.896%	(c)	05/15/43	59	59,098
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	63	63,312
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	800	810,158
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	275	282,375
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	818,967
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	520,342
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	102,860

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,823,703)					20,709,146

CORPORATE BONDS — 13.1%

Agriculture — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	292,498
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	168,439

					460,937

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	280	291,367
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	335	331,583

					622,950

Banks — 3.7%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	619,682
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	25	24,749
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	130	134,652
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	247,719
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	200	203,942
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	525	529,898
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	56,830
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	582,028
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	100	104,013
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	75	77,462
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	505	529,692
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	200	200,739
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	20	20,162
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	215	228,124

					3,559,692

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology — 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	300	$303,927
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	510	539,425
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	518,996
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	210	223,153

				1,585,501

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	105	110,005
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	100	106,655
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	395	397,580
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	75	76,259

				690,499

Diversified Financial Services
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	19,467

Electric — 0.2%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	63,440
PacifiCorp, First Mortgage	3.350%	07/01/25	160	168,700

				232,140

Food — 0.4%
JM Smucker Co. (The), Gtd. Notes	3.500%	03/15/25	35	36,485
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	300	319,212

				355,697

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	125	127,462

Healthcare-Products — 0.7%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	100	106,460
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	135	143,597
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	426,936

				676,993

Healthcare-Services — 0.2%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	215	228,719

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	315	314,625
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	20	19,228

				333,853

Media — 0.8%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	455	475,597
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	318,799

				794,396

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	25	25,853
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	250	262,429
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	88,243

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%		09/15/25	290	$306,504
Merck & Co., Inc., Sr. Unsec’d. Notes	2.350%		02/10/22	300	305,734
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	70	71,658

					1,060,421

Pipelines — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	3.700%		02/15/26	35	34,329
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	250	249,544

					283,873

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	375	393,908
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	175	188,847

					582,755

Software — 0.2%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	15	15,453
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25	85	89,258
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	100	102,438

					207,149

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	115	115,269
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25	225	233,850
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/24	325	340,993

					690,112

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%		09/01/24	100	106,483

TOTAL CORPORATE BONDS (cost $12,135,185)					12,619,099

NON-CORPORATE FOREIGN AGENCY — 0.3%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A (cost $318,760)	2.375%		03/16/26	320	324,082

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Federal Home Loan Banks	1.000%		12/19/17	1,760	1,766,750
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	650	681,444
Federal National Mortgage Assoc.(k)	1.125%		07/20/18	1,405	1,414,936
Government National Mortgage Assoc.	3.500%		TBA	2,000	2,113,750
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	425	444,718
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	270	287,352
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	560	690,014
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	205	255,799
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.981%	(s)	07/15/20	2,750	2,576,456
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.581%	(s)	10/15/19	650	620,396

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Ukraine Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%	05/29/20	840	$854,570

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,552,690)				11,706,185

U.S. TREASURY OBLIGATIONS — 29.5%
U.S. Treasury Bonds	2.500%	02/15/45	695	677,679
U.S. Treasury Bonds	2.500%	02/15/46	485	472,894
U.S. Treasury Bonds	2.750%	11/15/42	1,220	1,257,792
U.S. Treasury Bonds(hh)	2.875%	05/15/43	2,880	3,034,688
U.S. Treasury Bonds	3.000%	05/15/45	1,030	1,110,831
U.S. Treasury Bonds	3.000%	11/15/45	190	205,118
U.S. Treasury Notes(hh)	1.750%	02/28/22	5,220	5,316,450
U.S. Treasury Notes	1.750%	03/31/22	8,715	8,870,580
U.S. Treasury Notes	2.000%	11/30/22	1,345	1,385,823
U.S. Treasury Notes	2.125%	05/15/25	4,390	4,525,642
U.S. Treasury Notes	2.625%	11/15/20	1,440	1,531,575

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,490,760)				28,389,072

TOTAL LONG-TERM INVESTMENTS (cost $87,627,771)				89,053,220

			Shares
SHORT-TERM INVESTMENTS — 9.2%

AFFILIATED MUTUAL FUND — 9.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,887,648)(w)			8,887,648	8,887,648

	Counterparty		Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group		17,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group		8,600	168

TOTAL OPTIONS PURCHASED (cost $9,417)				168

TOTAL SHORT-TERM INVESTMENTS (cost $8,897,065)				8,887,816

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.7% (cost $96,524,836)				97,941,036

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $5,332)	Barclays Capital Group	25,800	$(1)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.7% (cost $96,519,504)			97,941,035
Liabilities in excess of other assets(z) — (1.7)%			(1,594,622)

NET ASSETS — 100.0%			$96,346,413

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
6	2 Year U.S. Treasury Notes	Jun. 2016	$1,308,415	$1,312,500	$4,085

Short Positions:
65	5 Year U.S. Treasury Notes	Jun. 2016	7,867,029	7,875,664	(8,635)
79	10 Year U.S. Treasury Notes	Jun. 2016	10,306,384	10,300,859	5,525
36	U.S. Long Bonds	Jun. 2016	5,959,582	5,919,750	39,832
25	U.S. Ultra Bonds	Jun. 2016	4,338,080	4,313,281	24,799

					61,521

					$65,606

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Government Agency Obligation with a market value of $785,516 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(2)	$184	$(37,774)	$(37,958)
9,000	06/12/18	1.355%	3 Month LIBOR(2)	170	(94,386)	(94,556)
15,000	06/12/20	1.896%	3 Month LIBOR(2)	211	(498,937)	(499,148)
4,205	01/06/21	1.750%	3 Month LIBOR(1)	167	116,572	116,405
5,280	01/08/21	1.683%	3 Month LIBOR(1)	179	129,707	129,528
4,045	05/31/22	2.200%	3 Month LIBOR(2)	2,686	(214,859)	(217,545)
1,875	05/31/22	2.217%	3 Month LIBOR(2)	160	(101,491)	(101,651)
14,000	06/12/22	2.242%	3 Month LIBOR(2)	226	(778,919)	(779,145)
7,000	08/10/22	2.053%	3 Month LIBOR(2)	188	(310,001)	(310,189)

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements (cont’d.):
1,270	08/31/22	1.745%	3 Month LIBOR(2)	$157	$(32,234)	$(32,391)
14,100	10/09/22	1.728%	3 Month LIBOR(2)	226	(334,169)	(334,395)
460	02/12/24	2.078%	3 Month LIBOR(2)	153	(20,215)	(20,368)
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	81,767	81,603
3,200	03/12/25	2.243%	3 Month LIBOR(1)	175	179,309	179,134
40,000	05/12/25	2.229%	3 Month LIBOR(1)	425	2,187,239	2,186,814
34,000	06/12/25	2.556%	3 Month LIBOR(1)	422	2,829,300	2,828,878
14,100	09/03/25	2.217%	3 Month LIBOR(1)	186	772,745	772,559
5,000	12/31/26	0.000%	3 Month LIBOR(1)	190	508,261	508,071
15,000	05/12/30	2.441%	3 Month LIBOR(1)	257	1,059,073	1,058,816
11,000	06/17/30	2.692%	3 Month LIBOR(1)	260	1,133,491	1,133,231
4,800	10/26/30	2.268%	3 Month LIBOR(2)	193	(241,346)	(241,539)

				$6,979	$6,333,133	$6,326,154

U.S. Treasury Obligations with a combined market value of $5,818,455 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$763,813	$—
Non-Residential Mortgage-Backed Securities	—	14,541,823	—
Commercial Mortgage-Backed Securities	—	20,709,146	—
Corporate Bonds	—	12,619,099	—
Non-Corporate Foreign Agency	—	324,082	—
U.S. Government Agency Obligations	—	11,706,185	—
U.S. Treasury Obligations	—	28,389,072	—
Affiliated Mutual Fund	8,887,648	—	—
Options Purchased	—	168	—
Option Written	—	(1)	—
Other Financial Instruments*
Futures Contracts	65,606	—	—
Centrally Cleared Interest Rate Swap Agreements	—	6,326,154	—

Total	$8,953,254	$95,379,541	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.7%

ASSET-BACKED SECURITIES — 5.9%

Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	50	$50,030
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.716%	(c)	06/15/18	70	70,232
Ford Credit Auto Lease, Series 2016-A, Class A2B	0.981%	(c)	11/15/18	50	50,003
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%		07/16/18	100	100,058
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	50	50,092

TOTAL ASSET-BACKED SECURITIES (cost $320,138)					320,415

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.4%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.618%	(c)	04/10/49	50	51,146
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	49	49,935
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	60	61,009
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	59	61,319
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	50	50,425
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	50	51,056
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	50	50,739
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	50	50,753
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX	5.475%		03/10/39	50	50,803
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	122,086
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	80	82,422
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	50	51,803
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	50	50,341

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $783,722)					783,837

CORPORATE BONDS — 7.7%

Auto Manufacturers — 0.3%
General Motors Financial Co, Inc., Gtd. Notes	4.300%		07/13/25	15	14,847

Banks — 2.9%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	25	25,911
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	25	25,655
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	25	26,213
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	25	26,504
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/23/25	25	26,141

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co, Sr. Unsec’d. Notes, MTN	3.550%	09/29/25	25	$26,209

				156,633

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	3.300%	02/01/23	15	15,594

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	25	25,327

Diversified Financial Services — 0.5%
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	25	26,097

Foods — 0.3%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	15	15,961

Healthcare-Services — 0.7%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	25,302
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	15	15,345

				40,647

Media — 0.4%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	15	15,822
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	5,206

				21,028

Pharmaceuticals — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	25	26,243

Retail — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	25	26,978

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	25,983
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	25	26,230

				52,213

TOTAL CORPORATE BONDS (cost $406,622)				421,568

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.3%
Federal Home Loan Mortgage Corp., Notes	1.375%	05/01/20	1,000	1,007,848
Federal National Mortgage Association, Notes(hh)(k)	1.875%	12/28/20	1,000	1,025,968

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,991,962)				2,033,816

U.S. TREASURY OBLIGATION — 28.4%
U.S. Treasury Notes (cost 1,546,166)	1.500%	02/28/23	1,550	1,545,702

TOTAL LONG-TERM INVESTMENTS (cost $5,048,610)				5,105,338

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 6.0%

AFFILIATED MUTUAL FUND — 6.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $329,203)(w)	329,203	329,203

TOTAL SHORT-TERM INVESTMENTS (cost $329,203)		329,203

TOTAL INVESTMENTS — 99.7% (cost $5,377,813)		5,434,541
Other assets in excess of liabilities(z) — 0.3%		15,033

NET ASSETS — 100.0%		$5,449,574

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
1	10 Year U.S. Treasury Notes	Jun. 2016	$ 129,205	$ 130,391	$ 1,186

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) A U.S. Government Agency Obligation with a market value of $307,791 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
2,420	12/31/20	1.678%	3 Month LIBOR(2)	$1,128	$(59,135)	$(60,263)
2,000	12/31/22	1.903%	3 Month LIBOR(2)	1,098	(69,115)	(70,213)
600	12/31/24	2.072%	3 Month LIBOR(2)	420	(25,985)	(26,405)
6,300	12/31/27	2.255%	3 Month LIBOR(1)	1,821	341,399	339,578

				$4,467	$187,164	$182,697

A U.S. Government Agency Obligation with a market value of $328,310 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$320,415	$—
Commercial Mortgage-Backed Securities	—	783,837	—
Corporate Bonds	—	421,568	—
U.S. Government Agency Obligations	—	2,033,816	—
U.S. Treasury Obligation	—	1,545,702	—
Affiliated Mutual Fund	329,203	—	—
Other Financial Instruments*
Futures Contracts	1,186	—	—
Centrally Cleared Interest Rate Swap Agreements	—	182,697	—

Total	$330,389	$5,288,035	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Aerospace & Defense — 4.5%
General Dynamics Corp.	67,339	$8,846,324
Honeywell International, Inc.	29,608	3,317,576
Lockheed Martin Corp.(a)	29,037	6,431,696
Raytheon Co.	57,314	7,028,416
Textron, Inc.	108,881	3,969,801

		29,593,813

Airlines — 2.9%
Delta Air Lines, Inc.	268,409	13,066,150
United Continental Holdings, Inc.*	99,995	5,985,701

		19,051,851

Auto Components — 0.6%
Lear Corp.	35,736	3,972,771

Banks — 12.3%
Bank of America Corp.	976,200	13,198,224
BB&T Corp.(a)	127,658	4,247,182
Citigroup, Inc.	368,071	15,366,964
Fifth Third Bancorp	203,248	3,392,209
JPMorgan Chase & Co.	439,860	26,048,509
Wells Fargo & Co.	394,431	19,074,683

		81,327,771

Biotechnology — 1.5%
Gilead Sciences, Inc.	106,216	9,757,002

Chemicals — 3.9%
Dow Chemical Co. (The)	166,820	8,484,465
Huntsman Corp.	198,228	2,636,432
LyondellBasell Industries NV (Class A Stock Stock)	54,079	4,628,081
Methanex Corp. (Canada)	111,981	3,596,830
PPG Industries, Inc.	61,175	6,820,401

		26,166,209

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.	37,572	397,512
Cisco Systems, Inc.	357,401	10,175,206
Harris Corp.	87,555	6,817,032

		17,389,750

Consumer Finance — 5.9%
Ally Financial, Inc.*	298,376	5,585,599
Capital One Financial Corp.	277,168	19,210,514
Discover Financial Services	215,811	10,989,096
Navient Corp.	254,315	3,044,151

		38,829,360

Containers & Packaging — 1.8%
Crown Holdings, Inc.*(a)	122,224	6,061,088
International Paper Co.	89,768	3,684,079
WestRock Co.	56,686	2,212,455

		11,957,622

Diversified Financial Services — 4.8%
Berkshire Hathaway, Inc. (Class B Stock)*	226,462	32,130,429

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	312,660	16,908,653

Electronic Equipment, Instruments & Components — 1.1%
Flextronics International Ltd.*	618,829	7,463,078

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.7%
CVS Health Corp.	45,207	$4,689,322

Food Products — 0.9%
Tyson Foods, Inc. (Class A Stock)	88,360	5,890,078

Health Care Equipment & Supplies — 0.5%
Zimmer Biomet Holdings, Inc.	32,077	3,420,371

Health Care Providers & Services — 5.0%
Anthem, Inc.(a)	41,762	5,804,500
Cardinal Health, Inc.	63,386	5,194,483
Cigna Corp.	57,524	7,894,594
Express Scripts Holding Co.*(a)	85,713	5,887,626
McKesson Corp.	26,020	4,091,645
UnitedHealth Group, Inc.	34,670	4,468,963

		33,341,811

Hotels, Restaurants & Leisure — 0.5%
Six Flags Entertainment Corp.	60,688	3,367,577

Household Durables — 1.1%
D.R. Horton, Inc.	67,560	2,042,339
PulteGroup, Inc.(a)	277,876	5,199,060

		7,241,399

Independent Power & Renewable Electricity Producers — 1.2%
AES Corp.	649,452	7,663,534

Insurance — 5.7%
Allstate Corp. (The)	101,882	6,863,790
AON PLC	49,481	5,168,290
Chubb Ltd.	84,786	10,102,252
MetLife, Inc.	153,373	6,739,210
Travelers Cos., Inc. (The)	28,141	3,284,336
XL Group PLC (Ireland)	152,885	5,626,167

		37,784,045

Internet Software & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	5,875	4,482,038
eBay, Inc.*	293,130	6,994,082

		11,476,120

IT Services — 0.7%
Computer Sciences Corp.(a)	139,243	4,788,567

Media — 6.3%
CBS Corp. (Class B Stock)	200,738	11,058,656
Comcast Corp. (Class A Stock)	102,035	6,232,298
Liberty Global PLC (United Kingdom), (Series C)*	194,515	7,305,983
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*(a)	62,190	2,355,757
Liberty Media Corp. (Class C Stock)*	70,502	2,685,421
Omnicom Group, Inc.	47,584	3,960,416
Time Warner, Inc.	110,720	8,032,735

		41,631,266

Metals & Mining — 0.7%
Barrick Gold Corp. (Canada)	339,301	4,607,708

Multiline Retail — 1.3%
Target Corp.	105,570	8,686,300

Oil, Gas & Consumable Fuels — 10.5%
California Resources Corp.	24,222	24,949
Canadian Natural Resources Ltd. (Canada)(a)	258,210	6,971,669
Cimarex Energy Co.(a)	41,496	4,036,316

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.*(a)	59,463	$4,589,354
Energen Corp.	71,374	2,611,575
EOG Resources, Inc.(a)	165,706	12,026,941
EQT Corp.	17,487	1,176,176
Marathon Petroleum Corp.	49,914	1,855,803
Occidental Petroleum Corp.	217,922	14,912,402
Phillips 66	174,332	15,095,408
QEP Resources, Inc.(a)	219,322	3,094,633
Valero Energy Corp.	46,017	2,951,530

		69,346,756

Pharmaceuticals — 6.0%
Johnson & Johnson	238,880	25,846,816
Merck & Co., Inc.	213,289	11,285,121
Teva Pharmaceutical Industries Ltd. (Israel), ADR	47,245	2,528,080

		39,660,017

Real Estate Investment Trusts (REITs) — 0.4%
American Homes 4 Rent (Class A Stock)	161,123	2,561,856

Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	63,449	3,643,242

Software — 4.9%
Activision Blizzard, Inc.	101,715	3,442,036
Microsoft Corp.	350,348	19,349,720
Oracle Corp.	232,407	9,507,770

		32,299,526

Specialty Retail — 0.4%
Best Buy Co., Inc.	76,940	2,495,934

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	46,666	5,086,127
Hewlett Packard Enterprise Co.	460,702	8,168,246

		13,254,373

TOTAL LONG-TERM INVESTMENTS (cost $585,834,140)		632,398,111

SHORT-TERM INVESTMENT — 11.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $75,284,542; includes $52,957,343 of cash collateral received for securities on loan)(b)(w)	75,284,542	75,284,542

TOTAL INVESTMENTS — 106.8% (cost $661,118,682)		707,682,653
Liabilities in excess of other assets — (6.8)%		(45,115,876)

NET ASSETS — 100.0%		$662,566,777

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,584,102; cash collateral of $52,957,343 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,593,813	$—	$—
Airlines	19,051,851	—	—
Auto Components	3,972,771	—	—
Banks	81,327,771	—	—
Biotechnology	9,757,002	—	—
Chemicals	26,166,209	—	—
Communications Equipment	17,389,750	—	—
Consumer Finance	38,829,360	—	—
Containers & Packaging	11,957,622	—	—
Diversified Financial Services	32,130,429	—	—
Diversified Telecommunication Services	16,908,653	—	—
Electronic Equipment, Instruments & Components	7,463,078	—	—
Food & Staples Retailing	4,689,322	—	—
Food Products	5,890,078	—	—
Health Care Equipment & Supplies	3,420,371	—	—
Health Care Providers & Services	33,341,811	—	—
Hotels, Restaurants & Leisure	3,367,577	—	—
Household Durables	7,241,399	—	—
Independent Power & Renewable Electricity Producers	7,663,534	—	—
Insurance	37,784,045	—	—
Internet Software & Services	11,476,120	—	—
IT Services	4,788,567	—	—
Media	41,631,266	—	—
Metals & Mining	4,607,708	—	—
Multiline Retail	8,686,300	—	—
Oil, Gas & Consumable Fuels	69,346,756	—	—
Pharmaceuticals	39,660,017	—	—
Real Estate Investment Trusts (REITs)	2,561,856	—	—
Semiconductors & Semiconductor Equipment	3,643,242	—	—
Software	32,299,526	—	—
Specialty Retail	2,495,934	—	—
Technology Hardware, Storage & Peripherals	13,254,373	—	—
Affiliated Mutual Fund	75,284,542	—	—

Total	$707,682,653	$—	$—

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	27,692,856	$288,005,700
AST AQR Emerging Markets Equity Portfolio*	1,647,995	14,502,359
AST AQR Large-Cap Portfolio*	102,354,128	1,395,086,769
AST BlackRock / Loomis Sayles Bond Portfolio*	8,626,546	111,196,172
AST BlackRock Low Duration Bond Portfolio*	6,446,615	67,431,596
AST Boston Partners Large-Cap Value Portfolio*	14,980,831	258,868,754
AST ClearBridge Dividend Growth Portfolio*	44,501,314	605,662,884
AST Cohen & Steers Realty Portfolio*	925,236	9,872,264
AST Goldman Sachs Global Income Portfolio*	17,095,831	177,625,679
AST Goldman Sachs Large-Cap Value Portfolio*	13,043,899	321,662,560
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,035,043	43,573,012
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	87,061,517
AST Goldman Sachs Strategic Income Portfolio*	7,221,573	67,882,788
AST Herndon Large-Cap Value Portfolio*	11,071,168	133,296,865
AST High Yield Portfolio*	15,088,326	126,138,404
AST International Growth Portfolio*	47,281,396	632,152,265
AST International Value Portfolio*	37,004,117	624,629,493
AST Jennison Large-Cap Growth Portfolio*	12,696,792	277,424,901
AST Large-Cap Value Portfolio*	10,496,215	219,895,709
AST Loomis Sayles Large-Cap Growth Portfolio*	13,267,950	467,695,242
AST Lord Abbett Core Fixed Income Portfolio*	17,906,374	218,815,892
AST MFS Growth Portfolio*	21,382,163	373,332,568
AST MFS Large-Cap Value Portfolio*	23,323,271	359,644,831
AST Mid-Cap Value Portfolio*	1,216,847	23,424,305
AST Money Market Portfolio*	11,086,315	11,086,315
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	867,072	23,298,220
AST Parametric Emerging Markets Equity Portfolio*	1,868,343	14,348,871
AST Prudential Core Bond Portfolio*	52,437,531	605,129,113
AST QMA Emerging Markets Equity Portfolio*	1,045,681	8,700,070
AST QMA International Core Equity Portfolio*	31,620,331	311,144,061
AST QMA Large-Cap Portfolio*	100,187,447	1,400,620,505
AST Small-Cap Growth Opportunities Portfolio*	8,582,831	113,379,196
AST Small-Cap Growth Portfolio*	3,939,598	119,369,826
AST Small-Cap Value Portfolio*	8,888,714	187,996,308
AST T. Rowe Price Large-Cap Growth Portfolio*	9,442,409	215,853,476
AST Templeton Global Bond Portfolio*	79,450	817,536
AST Wellington Management Global Bond Portfolio*	33,433,011	349,040,638
AST Western Asset Core Plus Bond Portfolio*	34,482,141	406,889,269

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	3,217,467	$31,756,400

TOTAL LONG-TERM INVESTMENTS (cost $9,489,997,852)(w)		10,704,312,333

SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund (cost $1,337,905,182)(w)	1,337,905,182	1,337,905,182

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.225%	06/16/16	1,800	1,799,276
0.274%	06/16/16	1,200	1,199,518
0.285%	06/16/16	55,000	54,977,890

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,965,069)			57,976,684

TOTAL SHORT-TERM INVESTMENTS (cost $1,395,870,251)			1,395,881,866

TOTAL INVESTMENTS — 99.3% (cost $10,885,868,103)			12,100,194,199
Other assets in excess of liabilities(z) — 0.7%			79,323,543

NET ASSETS — 100.0%			$12,179,517,742

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,060	2 Year U.S. Treasury Notes	Jun. 2016	$231,862,478	$231,875,000	$12,522
1,764	10 Year U.S. Treasury Notes	Jun. 2016	230,191,113	230,009,063	(182,050)
233	CAC40 10 Euro	Apr. 2016	11,803,644	11,622,029	(181,615)
34	DAX Index	Jun. 2016	9,637,133	9,672,170	35,037
2,742	Euro STOXX 50 Index	Jun. 2016	93,198,385	91,450,962	(1,747,423)
407	FTSE 100 Index	Jun. 2016	35,485,103	35,733,648	248,545
445	Mini MSCI EAFE Index	Jun. 2016	36,178,328	36,167,375	(10,953)
542	Russell 2000 Mini Index	Jun. 2016	58,359,810	60,140,320	1,780,510
3,325	S&P 500 E-Mini Index	Jun. 2016	334,085,681	341,061,875	6,976,194
639	S&P 500 Index	Jun. 2016	320,945,738	327,727,125	6,781,387
286	TOPIX Index	Jun. 2016	33,968,310	34,242,747	274,437

					$13,986,591

(1) U.S. Treasury securities with a combined market value of $57,976,684 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,042,217,515	$—	$—
U.S. Treasury Obligations	—	57,976,684	—
Other Financial Instruments*
Futures Contracts	13,986,591	—	—

Total	$12,056,204,106	$57,976,684	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$14,156,119
Interest rate contracts	(169,528)

Total	$13,986,591

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS
Aerospace & Defense — 1.5%
Raytheon Co.	172,650	$21,172,070

Air Freight & Logistics — 3.4%
C.H. Robinson Worldwide, Inc.	311,700	23,137,491
United Parcel Service, Inc. (Class B Stock)	222,330	23,449,145

		46,586,636

Banks — 2.1%
JPMorgan Chase & Co.	475,190	28,140,752

Beverages — 4.1%
Anheuser-Busch InBev NV (Belgium), ADR	100,000	12,466,000
Coca-Cola Co. (The)(a)	600,000	27,834,000
PepsiCo, Inc.	150,000	15,372,000

		55,672,000

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	711,280	26,196,442
Blackstone Group LP (The)(a)	902,720	25,321,296

		51,517,738

Chemicals — 6.3%
E.I. du Pont de Nemours & Co.	194,070	12,288,512
Ecolab, Inc.	245,070	27,330,206
PPG Industries, Inc.	300,000	33,447,000
Praxair, Inc.(a)	115,090	13,172,051

		86,237,769

Commercial Services & Supplies — 2.0%
Waste Management, Inc.(a)	456,540	26,935,860

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	28,376,000

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	458,250	24,782,160

Electric Utilities — 2.7%
Brookfield Infrastructure Partners LP(a)	588,970	24,813,306
NextEra Energy, Inc.	97,310	11,515,665

		36,328,971

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	341,430	25,180,463

Food & Staples Retailing — 5.3%
Costco Wholesale Corp.	128,830	20,301,031
CVS Health Corp.(a)	225,000	23,339,250
Sysco Corp.	160,000	7,476,800
Wal-Mart Stores, Inc.	310,900	21,293,541

		72,410,622

Food Products — 2.4%
Nestle SA (Switzerland), ADR	437,440	32,637,398

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	102,790	13,249,631

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	47,040	5,911,987

Household Products — 3.9%
Kimberly-Clark Corp.	273,430	36,779,069
Procter & Gamble Co. (The)	206,210	16,973,145

		53,752,214

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	47,160	$1,412,442
Brookfield Renewable Energy Partners LP (Canada), (TSX)	241,760	7,308,179

		8,720,621

Industrial Conglomerates — 4.4%
3M Co.	180,070	30,005,064
General Electric Co.	968,830	30,799,106

		60,804,170

Insurance — 4.3%
MetLife, Inc.	617,570	27,136,026
Travelers Cos., Inc. (The)	270,210	31,536,209

		58,672,235

IT Services — 1.8%
Automatic Data Processing, Inc.(a)	269,040	24,135,578

Machinery — 0.5%
Pentair PLC (Switzerland)(a)	125,000	6,782,500

Media — 6.5%
Comcast Corp. (Class A Stock)	512,560	31,307,165
Time Warner, Inc.	382,700	27,764,885
Walt Disney Co. (The)(a)	302,600	30,051,206

		89,123,256

Multi-Utilities — 1.8%
WEC Energy Group, Inc.	418,750	25,154,313

Oil, Gas & Consumable Fuels — 3.7%
Exxon Mobil Corp.	341,250	28,525,087
Spectra Energy Corp.(a)	741,400	22,686,840

		51,211,927

Paper & Forest Products — 1.6%
International Paper Co.(a)	547,330	22,462,423

Pharmaceuticals — 6.9%
Johnson & Johnson	302,790	32,761,878
Merck & Co., Inc.	546,620	28,921,664
Pfizer, Inc.	600,000	17,784,000
Zoetis, Inc.	334,690	14,836,808

		94,304,350

Real Estate Investment Trusts (REITs) — 5.3%
American Tower Corp.	359,680	36,820,442
Healthcare Trust of America, Inc. (Class A Stock)	507,290	14,924,472
Weyerhaeuser Co.	650,000	20,137,000

		71,881,914

Road & Rail — 1.8%
Union Pacific Corp.	301,260	23,965,233

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	559,070	18,085,915
Texas Instruments, Inc.	170,000	9,761,400

		27,847,315

Software — 3.0%
Microsoft Corp.	734,980	40,592,945

Specialty Retail — 2.8%
Home Depot, Inc. (The)	282,320	37,669,958

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	225,020	$24,524,930

TOTAL LONG-TERM INVESTMENTS (cost $1,108,405,893)		1,276,745,939

SHORT-TERM INVESTMENT —14.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $201,864,909; includes $113,645,502 of cash collateral for securities on loan)(b)(w)	201,864,909	201,864,909

TOTAL INVESTMENTS — 108.2% (cost $1,310,270,802)		1,478,610,848
Liabilities in excess of other assets — (8.2)%		(111,989,529)

NET ASSETS — 100.0%		$1,366,621,319

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,491,771; cash collateral of $113,645,502 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,172,070	$—	$—
Air Freight & Logistics	46,586,636	—	—
Banks	28,140,752	—	—
Beverages	55,672,000	—	—
Capital Markets	51,517,738	—	—
Chemicals	86,237,769	—	—
Commercial Services & Supplies	26,935,860	—	—
Diversified Financial Services	28,376,000	—	—
Diversified Telecommunication Services	24,782,160	—	—
Electric Utilities	36,328,971	—	—
Energy Equipment & Services	25,180,463	—	—
Food & Staples Retailing	72,410,622	—	—
Food Products	32,637,398	—	—
Health Care Providers & Services	13,249,631	—	—
Hotels, Restaurants & Leisure	5,911,987	—	—
Household Products	53,752,214	—	—
Independent Power & Renewable Electricity Producers	8,720,621	—	—
Industrial Conglomerates	60,804,170	—	—
Insurance	58,672,235	—	—
IT Services	24,135,578	—	—
Machinery	6,782,500	—	—
Media	89,123,256	—	—
Multi-Utilities	25,154,313	—	—
Oil, Gas & Consumable Fuels	51,211,927	—	—
Paper & Forest Products	22,462,423	—	—
Pharmaceuticals	94,304,350	—	—
Real Estate Investment Trusts (REITs)	71,881,914	—	—
Road & Rail	23,965,233	—	—
Semiconductors & Semiconductor Equipment	27,847,315	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Software	$40,592,945	$—	$—
Specialty Retail	37,669,958	—	—
Technology Hardware, Storage & Peripherals	24,524,930	—	—
Affiliated Mutual Fund	201,864,909	—	—

Total	$1,478,610,848	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Diversified REITs — 2.1%
Duke Realty Corp.	529,030	$11,924,336
Empire State Realty Trust, Inc. (Class A Stock)	198,281	3,475,866

		15,400,202

Health Care Providers & Services — 0.7%
Brookdale Senior Living, Inc.*	293,178	4,655,667

Health Care REITs — 10.7%
HCP, Inc.	910,988	29,679,989
Healthcare Trust of America, Inc. (Class A Stock)	454,365	13,367,418
Omega Healthcare Investors, Inc.	338,885	11,962,642
Ventas, Inc.	354,600	22,325,616

		77,335,665

Hotel & Resort REITs — 2.0%
Host Hotels & Resorts, Inc.	838,270	13,999,109

Hotels, Restaurants & Leisure — 1.4%
Extended Stay America, Inc., UTS	228,668	3,727,288
La Quinta Holdings, Inc.*(a)	493,032	6,162,900

		9,890,188

Industrial REITs — 1.5%
Prologis, Inc.	245,086	10,827,900

Office REITs — 11.7%
Alexandria Real Estate Equities, Inc.	36,045	3,276,130
Douglas Emmett, Inc.	406,689	12,245,406
Kilroy Realty Corp.	350,724	21,699,294
SL Green Realty Corp.	182,796	17,709,276
Vornado Realty Trust	314,222	29,671,983

		84,602,089

Residential REITs — 24.0%
American Campus Communities, Inc.	190,942	8,991,459
Apartment Investment & Management Co. (Class A Stock)	717,193	29,993,011
Education Realty Trust, Inc.(a)	213,618	8,886,509
Equity Residential	279,272	20,953,778
Essex Property Trust, Inc.	122,991	28,762,675
Mid-America Apartment Communities, Inc.	120,282	12,294,023
Sun Communities, Inc.	180,939	12,957,042
UDR, Inc.	1,300,612	50,112,580

		172,951,077

Retail REITs — 25.2%
Brixmor Property Group, Inc.	768,753	19,695,452
DDR Corp.	1,244,903	22,146,824
General Growth Properties, Inc.	608,563	18,092,578
Pennsylvania Real Estate Investment Trust(a)	472,240	10,318,444
Regency Centers Corp.	150,567	11,269,940
Retail Properties of America, Inc. (Class A Stock)	705,912	11,188,705
Simon Property Group, Inc.	429,440	89,190,394

		181,902,337

Specialized REITs — 16.9%
American Tower Corp.	52,290	5,352,927
CubeSmart	724,750	24,134,175
Digital Realty Trust, Inc.	157,551	13,941,688

	Shares	Value
COMMON STOCKS (Continued)
Specialized REITs (cont’d.)
DuPont Fabros Technology, Inc.	130,557	$5,291,475
Equinix, Inc.	62,531	20,679,627
Public Storage	162,494	44,820,720
QTS Realty Trust, Inc. (Class A Stock)	163,412	7,742,461

		121,963,073

TOTAL LONG-TERM INVESTMENTS (cost $616,770,318)		693,527,307

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $33,308,511; includes $12,716,324 of cash collateral for securities on loan)(b)(w)	33,308,511	33,308,511

TOTAL INVESTMENTS — 100.8% (cost $650,078,829)		726,835,818
Liabilities in excess of other assets — (0.8)%		(5,691,584)

NET ASSETS — 100.0%		$721,144,234

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,472,744; cash collateral of $12,716,324 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$15,400,202	$—	$—
Health Care Providers & Services	4,655,667	—	—
Health Care REITs	77,335,665	—	—
Hotel & Resort REITs	13,999,109	—	—
Hotels, Restaurants & Leisure	9,890,188	—	—
Industrial REITs	10,827,900	—	—
Office REITs	84,602,089	—	—
Residential REITs	172,951,077	—	—
Retail REITs	181,902,337	—	—
Specialized REITs	121,963,073	—	—
Affiliated Mutual Fund	33,308,511	—	—

Total	$726,835,818	$—	$—

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 73.2%
EXCHANGE TRADED FUNDS — 35.6%
iShares iBoxx $ High Yield Corporate Bond ETF			11,615	$948,829
iShares iBoxx $ Investment Grade Corporate Bond ETF			4,906	582,931
iShares JPMorgan USD Emerging Markets Bond ETF			4,222	465,898
iShares MSCI Canada ETF			3,898	92,422
iShares US Real Estate ETF			7,473	581,848
PowerShares Senior Loan Portfolio			7,000	158,900

TOTAL EXCHANGE TRADED FUNDS (cost $2,820,592)				2,830,828

UNAFFILIATED FUND — 6.9%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $608,915)			109,423	549,304

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 16.6%
Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	30	40,801
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46	EUR	40	65,697
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	50	61,811
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	15	18,679
France Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	170	210,452
3.250%	05/25/45	EUR	25	41,127
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	40	63,537
3.100%	09/15/26	EUR	5	7,519
Bonds, TIPS
2.100%	09/15/21	EUR	15	20,496
2.350%	09/15/19	EUR	15	20,473
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	17,500	202,757
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	500	30,392
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	30	21,604
4.500%	04/15/27	NZD	110	87,058
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
5.850%	01/31/22	EUR	30	44,375
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	65	9,536

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes
3.500%	01/22/45	GBP	17	$30,661
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/44	GBP	95	193,321
0.750%	03/22/34	GBP	69	146,429

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,220,504)				1,316,725

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal National Mortgage Assoc.
2.500%	TBA		65	66,726
3.500%	TBA		65	68,151
4.000%	TBA		65	69,448
5.000%	TBA		65	71,906
Government National Mortgage Assoc.
3.500%	TBA		90	95,119

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $369,781)				371,350

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
2.500%	02/15/45		20	19,502
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		270	272,332
0.625%	01/15/24		115	121,574
0.750%	02/15/42-02/15/45		240	239,340
1.375%	02/15/44		85	96,729

TOTAL U.S. TREASURY OBLIGATIONS (cost $713,598)				749,477

TOTAL LONG-TERM INVESTMENTS (cost $5,733,390)				5,817,684

			Shares
SHORT-TERM INVESTMENT — 29.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,381,201)(w)			2,381,201	2,381,201

TOTAL INVESTMENTS — 103.1% (cost $8,114,591)				8,198,885
Liabilities in excess of other assets(z) — (3.1)%				(248,464)

NET ASSETS — 100.0%				$7,950,421

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	3 Year Australian Treasury Bonds	Jun. 2016	$467,402	$ 467,378	$(24)
2	5 Year U.S. Treasury Notes	Jun. 2016	242,422	242,328	(94)
1	10 Year Mini Japanese Government Bonds	Jun. 2016	134,799	134,604	(195)
1	10 Year U.K. Gilt	Jun. 2016	173,125	174,102	977
5	10 Year U.S. Treasury Notes	Jun. 2016	654,219	651,953	(2,266)
1	20 Year U.S. Treasury Bonds	Jun. 2016	165,094	164,438	(656)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	173,406	172,531	(875)
1	Euro-BTP Italian Government Bond	Jun. 2016	156,564	160,012	3,448
2	Euro-OAT	Jun. 2016	356,550	360,123	3,573
12	Mini MSCI EAFE Index	Jun. 2016	979,838	975,300	(4,538)
9	Mini MSCI Emerging Markets Index	Jun. 2016	363,466	375,255	11,789
14	S&P 500 E-Mini	Jun. 2016	1,405,544	1,436,050	30,506
1	Short-Term Euro-BTP Italian Government Bond	Jun. 2016	127,980	128,333	353

					41,998

Short Position:
1	10 Year U.S. Treasury Notes	Jun. 2016	130,828	130,391	437

					$42,435

(1)  Cash of $144,000 has been segregated with J.P. Morgan to cover requirement for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/16	Citigroup Global Markets	AUD	60	$45,076	$45,934	$(858)
Expiring 04/28/16	Citigroup Global Markets	AUD	35	26,691	26,795	(104)
British Pound,
Expiring 04/28/16	Barclays Capital Group	GBP	27	39,105	38,782	323
Expiring 04/28/16	Standard Chartered PLC	GBP	208	301,317	298,765	2,552
Expiring 04/28/16	Standard Chartered PLC	GBP	77	111,545	110,600	945
Expiring 04/28/16	Standard Chartered PLC	GBP	53	75,024	76,128	(1,104)
Expiring 04/28/16	Standard Chartered PLC	GBP	24	34,767	34,473	294
Canadian Dollar,
Expiring 04/28/16	Citigroup Global Markets	CAD	70	53,868	53,900	(32)
Expiring 04/28/16	Citigroup Global Markets	CAD	50	37,689	38,501	(812)
Danish Krone,
Expiring 04/28/16	Credit Suisse First Boston Corp.	DKK	60	9,126	9,169	(43)
Euro,
Expiring 04/28/16	Standard Chartered PLC	EUR	358	405,682	407,707	(2,025)
Expiring 04/28/16	Standard Chartered PLC	EUR	225	254,968	256,241	(1,273)
Expiring 04/28/16	Standard Chartered PLC	EUR	177	200,575	201,576	(1,001)
Expiring 04/28/16	Standard Chartered PLC	EUR	70	78,264	79,719	(1,455)
Hong Kong Dollar,
Expiring 04/28/16	Standard Chartered PLC	HKD	450	58,043	58,022	21
Japanese Yen,
Expiring 04/28/16	Standard Chartered PLC	JPY	23,500	208,752	208,984	(232)
Expiring 04/28/16	Standard Chartered PLC	JPY	21,554	194,046	191,679	2,367
Expiring 04/28/16	Standard Chartered PLC	JPY	500	4,501	4,446	55
Mexican Peso,
Expiring 04/28/16	Standard Chartered PLC	MXN	527	30,160	30,425	(265)
New Zealand Dollar,
Expiring 04/28/16	UBS AG	NZD	122	83,368	84,201	(833)
Expiring 04/28/16	UBS AG	NZD	26	17,767	17,945	(178)
Norwegian Krone,
Expiring 04/28/16	Hong Kong & Shanghai Bank	NOK	30	3,598	3,625	(27)

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 04/28/16	Citigroup Global Markets	SGD	45	$33,311	$33,383	$(72)
Swedish Krona,
Expiring 04/28/16	Hong Kong & Shanghai Bank	SEK	175	21,430	21,578	(148)
Expiring 04/28/16	Hong Kong & Shanghai Bank	SEK	76	9,307	9,371	(64)
Swiss Franc,
Expiring 04/28/16	Standard Chartered PLC	CHF	65	67,384	67,684	(300)
Expiring 04/28/16	Standard Chartered PLC	CHF	20	20,519	20,826	(307)

				$2,425,883	$2,430,459	$(4,576)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$2,830,828	$—	$—
Unaffiliated Fund	549,304	—	—
Foreign Government Bonds	—	1,316,725	—
U.S. Government Agency Obligations	—	371,350	—
U.S. Treasury Obligations	—	749,477	—
Affiliated Mutual Fund	2,381,201	—	—
Other Financial Instruments*
Futures Contracts	42,435	—	—
OTC Forward Foreign Currency Contracts	—	(4,576)	—

Total	$5,803,768	$2,432,976	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Current Period	Derivative Fair Value at 03/31/16
Equity contracts	$37,757
Foreign exchange contracts	(4,576)
Interest rate contracts	4,678

Total	$37,859

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 34.8%
Aerospace & Defense — 1.4%
Boeing Co. (The)	338	$42,906
General Dynamics Corp.	280	36,783

		79,689

Airlines — 0.8%
Alaska Air Group, Inc.	540	44,291

Auto Components — 0.7%
Lear Corp.	340	37,798

Banks — 1.9%
JPMorgan Chase & Co.	650	38,493
SunTrust Banks, Inc.	1,060	38,245
Wells Fargo & Co.	730	35,303

		112,041

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	370	33,085

Biotechnology — 2.0%
AbbVie, Inc.	690	39,413
Amgen, Inc.	230	34,484
Gilead Sciences, Inc.	450	41,337

		115,234

Capital Markets — 0.7%
Ameriprise Financial, Inc.	430	40,424

Chemicals — 0.4%
LyondellBasell Industries NV (Class A Stock)	297	25,417

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,380	39,288

Containers & Packaging — 0.5%
Sealed Air Corp.	600	28,806

Diversified Financial Services — 0.7%
Nasdaq, Inc.	600	39,828

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	700	27,419
Verizon Communications, Inc.	500	27,040

		54,459

Electric Utilities — 0.6%
Xcel Energy, Inc.	790	33,038

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	967	40,131

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	460	33,925

Food & Staples Retailing — 1.4%
CVS Health Corp.	410	42,529
Kroger Co. (The)	1,010	38,633

		81,162

Food Products — 0.5%
Campbell Soup Co.	450	28,705

Health Care Equipment & Supplies — 0.7%
STERIS PLC	588	41,777

Health Care Providers & Services — 1.2%
Aetna, Inc.	320	35,952
Cardinal Health, Inc.	430	35,239

		71,191

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd.	470	$38,611

Household Durables — 0.6%
D.R. Horton, Inc.	1,198	36,215

Household Products — 0.6%
Kimberly-Clark Corp.	270	36,318

Industrial Conglomerates — 0.7%
General Electric Co.	1,280	40,691

Insurance — 0.7%
Hartford Financial Services Group, Inc. (The)	910	41,933

Internet Software & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	52	39,671

IT Services — 1.3%
Amdocs Ltd.	650	39,273
Broadridge Financial Solutions, Inc.	612	36,298

		75,571

Machinery — 0.7%
Stanley Black & Decker, Inc.	400	42,084

Media — 1.2%
Comcast Corp. (Class A Stock)	570	34,815
Interpublic Group of Cos., Inc. (The)	1,550	35,573

		70,388

Multiline Retail — 0.7%
Target Corp.	470	38,672

Multi-Utilities — 0.6%
CMS Energy Corp.	790	33,527

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	344	32,817
Exxon Mobil Corp.	396	33,102
Tesoro Corp.	360	30,964

		96,883

Pharmaceuticals — 1.3%
Johnson & Johnson	336	36,355
Pfizer, Inc.	1,266	37,524

		73,879

Real Estate Investment Trusts (REITs) — 1.5%
Omega Healthcare Investors, Inc.	1,133	39,995
ProLogis, Inc.	1,005	44,401

		84,396

Semiconductors & Semiconductor Equipment — 1.5%
Lam Research Corp.	530	43,778
Skyworks Solutions, Inc.	560	43,624

		87,402

Software — 1.4%
Electronic Arts, Inc.*	610	40,327
Microsoft Corp.	725	40,042

		80,369

Specialty Retail — 0.6%
Lowe’s Cos., Inc.	475	35,981

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	370	40,326

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.6%
Reynolds American, Inc.		690	$34,714

TOTAL COMMON STOCKS (cost $1,980,073)			2,007,920

EXCHANGE TRADED FUNDS — 19.2%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF		7,990	230,272
iShares MSCI EAFE ETF		7,165	409,336
Vanguard FTSE Developed Markets ETF		13,060	468,332

TOTAL EXCHANGE TRADED FUNDS (cost $1,192,680)			1,107,940

UNAFFILIATED FUNDS — 10.6%
ASG Global Alternatives Fund		15,732	153,388
Aston/River Road Long-Short Fund		21,135	232,272
Touchstone Merger Arbitrage Fund*		20,515	225,050

TOTAL UNAFFILIATED FUNDS (cost $636,708)			610,710

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
ASSET-BACKED SECURITIES — 1.8%
Non-Residential Mortgage-Backed Securities — 1.8%
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	14	13,815
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	23	24,705
Series 2014-20L, Class 1
2.700%	12/01/34	38	38,590
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	30	30,041

TOTAL ASSET-BACKED SECURITIES (cost $106,051)			107,151

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431%	10/15/49	29	28,693
Series 2007-C6, Class A4
5.705%(c)	12/10/49	30	30,926
COMM Mortgage Trust,
Series 2014-CR20, Class AM
3.938%	11/10/47	30	31,872
Government National Mortgage Assoc.,
Series 2011-42, Class B
3.708%(c)	07/16/47	26	27,388
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A4
5.440%	06/12/47	27	27,223
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	30,173

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $177,612)			176,275

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS — 15.2%
Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	10	$9,945
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	15	18,729

			28,674

Banks — 3.0%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	20	20,030
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	32,458
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23	20	20,944
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	10	10,337
CoBank ACB,
Sub. Notes, 144A
7.875%	04/16/18	20	20,032
Cooperative Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,487
Morgan Stanley,
Sub. Notes
5.000%	11/24/25	20	21,644
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25	10	9,664
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	15	15,202

			170,798

Chemicals — 0.3%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,584

Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
6.300%	07/01/17	10	10,564

Computers — 0.4%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	23,047

Diversified Financial Services — 3.1%
Abay Leasing 2014 LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	45	46,369
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	5	5,014

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	54	$54,391
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	50	52,951
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	21,315

			180,040

Engineering & Construction — 0.4%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/42	25	24,889

Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	10	9,825

Insurance — 1.2%
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	25	27,212
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	31,557
ZFS Finance USA Trust II (Switzerland),
Jr. Sub. Notes, 144A
6.450%(c)	12/15/65	10	9,980

			68,749

Machinery-Diversified — 0.5%
Cummins, Inc.,
Sr. Unsec’d. Notes
7.125%	03/01/28	20	26,126

Miscellaneous Manufacturing — 0.4%
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	24	24,720

Oil & Gas — 0.5%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	30	30,769

Oil & Gas Services — 0.3%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	15	18,505

Real Estate Investment Trusts (REITs) — 1.0%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	15	15,300
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	20	20,711

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21	20	$21,996

			58,007

Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35	20	22,299

Software — 1.1%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,862
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	20	20,804
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,427

			62,093

Telecommunications — 0.3%
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	10	10,025
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22	10	10,250

			20,275

Transportation — 1.4%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	25	28,471
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	25	25,465
Union Pacific Railroad Co. Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	24	24,583

			78,519

TOTAL CORPORATE BONDS (cost $866,283)			876,483

MUNICIPAL BONDS — 1.0%
California — 0.6%
State of California,
General Obligation Unlimited, BABs
7.950%	03/01/36	30	36,401

Illinois — 0.2%
Chicago Transit Authority,
Revenue Bonds, BABs
5.470%	12/01/23	10	11,066

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
MUNICIPAL BONDS (Continued)
Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	10	$10,548

TOTAL MUNICIPAL BONDS (cost $56,133)			58,015

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	41	40,909

(cost $40,407)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	31	32,955
Federal National Mortgage Assoc.
4.500%	08/01/40-08/01/41	59	64,802
Government National Mortgage Assoc.
3.500%	11/20/42	15	15,529
Overseas Private Investment Corp., Gov’t. Gtd. Notes
2.330%(s)	06/10/18	15	15,340

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,233)			128,626

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds
3.750%	11/15/43	55	68,312
4.500%	02/15/36	40	54,883
5.250%	11/15/28	50	68,387
U.S. Treasury Notes
2.375%	05/31/18	40	41,377
2.625%	08/15/20	145	154,085
2.750%	02/15/24	15	16,243
3.250%	03/31/17	145	148,761

TOTAL U.S. TREASURY OBLIGATIONS (cost $539,022)			552,048

TOTAL LONG-TERM INVESTMENTS (cost $5,722,202)			5,666,077

	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $142,687)(w)	142,687	$142,687

TOTAL INVESTMENTS — 100.6% (cost $5,864,889)		5,808,764
Liabilities in excess of other assets — (0.6)%		(36,489)

NET ASSETS — 100.0%		$5,772,275

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,007,920	$—	$—
Exchange Traded Funds	1,107,940	—	—
Unaffiliated Funds	610,710	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	107,151	—
Commercial Mortgage-Backed Securities	—	176,275	—
Corporate Bonds	—	876,483	—
Municipal Bonds	—	58,015	—
Residential Mortgage-Backed Securities	—	40,909	—
U.S. Government Agency Obligations	—	128,626	—
U.S. Treasury Obligations	—	552,048	—
Affiliated Mutual Fund	142,687	—	—

Total	$3,869,257	$1,939,507	$—

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	4,825,754	$50,187,845
AST AQR Emerging Markets Equity Portfolio*	17,327	152,475
AST AQR Large-Cap Portfolio*	977,095	13,317,800
AST Blackrock / Loomis Sayles Bond Portfolio*	1,504,689	19,395,441
AST Blackrock Low Duration Bond Portfolio*	1,122,016	11,736,288
AST Boston Partners Large-Cap Value Portfolio*	141,559	2,446,136
AST ClearBridge Dividend Growth Portfolio*	407,414	5,544,905
AST Cohen & Steers Realty Portfolio*	5,089	54,295
AST Goldman Sachs Global Income Portfolio*	2,978,994	30,951,749
AST Goldman Sachs Large-Cap Value Portfolio*	123,204	3,038,221
AST Goldman Sachs Mid-Cap Growth Portfolio*	55,854	403,265
AST Goldman Sachs Strategic Income Portfolio*	1,259,870	11,842,779
AST Herndon Large Cap Value Portfolio*	104,930	1,263,353
AST High Yield Portfolio*	2,657,705	22,218,417
AST International Growth Portfolio*	468,971	6,270,143
AST International Value Portfolio*	365,507	6,169,759
AST Jennison Large-Cap Growth Portfolio*	122,603	2,678,876
AST Large-Cap Value Portfolio*	99,084	2,075,817
AST Loomis Sayles Large-Cap Growth Portfolio*	123,465	4,352,157
AST Lord Abbett Core Fixed Income Portfolio*	3,124,006	38,175,349
AST MFS Growth Portfolio*	200,698	3,504,190
AST MFS Large-Cap Value Portfolio*	219,724	3,388,142
AST Mid-Cap Value Portfolio*	10,874	209,326
AST Money Market Portfolio*	9,049,789	9,049,789
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	7,961	213,902
AST Parametric Emerging Markets Equity Portfolio*	17,759	136,391
AST Prudential Core Bond Portfolio*	9,143,235	105,512,934
AST QMA Emerging Markets Equity Portfolio*	11,336	94,316
AST QMA International Core Equity Portfolio*	311,993	3,070,007
AST QMA Large-Cap Portfolio*	962,394	13,454,261
AST Small-Cap Growth Opportunities Portfolio*	82,970	1,096,035
AST Small-Cap Growth Portfolio*	37,106	1,124,323
AST Small-Cap Value Portfolio*	126,703	2,679,768
AST T. Rowe Price Large-Cap Growth Portfolio*	93,126	2,128,862
AST Wellington Management Global Bond Portfolio*	5,832,856	60,895,020

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*		6,010,825	$70,927,739
AST Western Asset Emerging Markets Debt Portfolio*		584,453	5,768,556

TOTAL LONG-TERM INVESTMENTS (cost $504,586,953)(w)			515,528,631

SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUND — 4.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $24,376,825)(w)		24,376,825	24,376,825

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $299,797)
0.323%	06/16/16	300	299,879

TOTAL SHORT-TERM INVESTMENTS (cost $24,676,622)			24,676,704

TOTAL INVESTMENTS — 100.0% (cost $529,263,575)			$540,205,335
Liabilities in excess of other assets(z)			(113,541)

NET ASSETS — 100.0%			$540,091,794

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
42	2 Year U.S. Treasury Notes	Jun. 2016	$9,187,886	$9,187,500	$(386)
72	10 Year U.S. Treasury Notes	Jun. 2016	9,399,756	9,388,125	(11,631)
7	Mini MSCI EAFE Index	Jun. 2016	569,097	568,925	(172)

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
2	Russell 2000 Mini Index	Jun. 2016	$215,410	$221,920	$6,510
23	S&P 500 E-Mini Index	Jun. 2016	2,310,408	2,359,225	48,817

					$43,138

(1)	A U.S. Treasury obligation with a market value of $299,879 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$539,905,456	$—	$—
U.S. Treasury Obligation	—	299,879	—
Other Financial Instruments*
Futures Contracts	43,138	—	—

Total	$539,948,594	$299,879	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$55,155
Interest rate contracts	(12,017)

Total	$43,138

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 57.0%
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	492,518	$3,592,555
Boeing Co. (The)(a)	77,869	9,884,691
Engility Holdings, Inc.*	31,000	581,560
Finmeccanica SpA (Italy)*	453,158	5,738,141
General Dynamics Corp.	43,181	5,672,688
Huntington Ingalls Industries, Inc.	32,961	4,513,679
Meggitt PLC (United Kingdom)	145,911	850,601
Moog, Inc. (Class A Stock)*	10,600	484,208
Rolls-Royce Holdings PLC (United Kingdom)*	279,410	2,730,753
Senior PLC (United Kingdom)	139,700	457,368
Teledyne Technologies, Inc.*	6,300	555,282
United Technologies Corp.	81,028	8,110,903
Zodiac Aerospace (France)	144,938	2,894,544

		46,066,973

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	69,390	1,067,218
C.H. Robinson Worldwide, Inc.	65,800	4,884,334
FedEx Corp.	67,014	10,904,518
Hub Group, Inc. (Class A Stock)*	11,270	459,703
United Parcel Service, Inc. (Class B Stock)	33,662	3,550,331

		20,866,104

Airlines — 0.3%
Copa Holdings SA (Panama) (Class A Stock)	3,270	221,543
Delta Air Lines, Inc.	216,836	10,555,576
Southwest Airlines Co.	88,746	3,975,821

		14,752,940

Auto Components — 0.8%
Bridgestone Corp. (Japan)	104,000	3,881,579
Continental AG (Germany)	34,552	7,836,752
Cooper Tire & Rubber Co.	31,830	1,178,347
Delphi Automotive PLC (United Kingdom)	50,891	3,817,843
Denso Corp. (Japan)	30,800	1,236,329
ElringKlinger AG (Germany)	16,300	445,110
Exedy Corp. (Japan)	30,400	671,584
Gentherm, Inc.*	11,710	487,019
HI-LEX Corp. (Japan)	19,900	545,744
Hyundai Wia Corp. (South Korea)	7,317	672,243
Johnson Controls, Inc.	111,453	4,343,323
Kinugawa Rubber Industrial Co. Ltd. (Japan)	110,000	750,429
Motorcar Parts of America, Inc.*	32,740	1,243,465
NHK Spring Co. Ltd. (Japan)	87,900	840,565
Tenneco, Inc.*	123,755	6,374,620
Valeo SA (France)	11,759	1,828,511

		36,153,463

Automobiles — 0.5%
Brilliance China Automotive Holdings Ltd. (China)	390,000	404,090
Great Wall Motor Co. Ltd. (China) (Class H Stock)	215,000	174,592
Honda Motor Co. Ltd. (Japan)	306,700	8,385,515
Hyundai Motor Co. (South Korea)	1,795	239,554
Renault SA (France)	50,281	4,996,813
Suzuki Motor Corp. (Japan)	116,800	3,123,078

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	82,200	$4,359,510
Yamaha Motor Co. Ltd. (Japan)	148,000	2,459,864

		24,143,016

Banks — 4.0%
Australia & New Zealand Banking Group Ltd. (Australia)	504,364	9,041,435
Banca Popolare dell’Emilia Romagna SC (Italy)	81,600	387,808
Banco Bilbao Vizcaya Argentaria SA (Spain)	509,157	3,362,106
Banco Popolare Sc (Italy)*	168,597	1,157,717
Bank Hapoalim BM (Israel)	482,440	2,504,263
Bank Leumi Le-Israel BM (Israel)*	223,785	803,640
Bank of China Ltd. (China) (Class H Stock)	701,000	291,032
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	919,600	791,358
Bankinter SA (Spain)	487,365	3,433,860
Banque Cantonale Vaudoise (Switzerland)*	1,470	1,024,343
Barclays PLC (United Kingdom)	250,800	538,366
Boston Private Financial Holdings, Inc.	107,960	1,236,142
Camden National Corp.	6,500	273,000
Capitec Bank Holdings Ltd. (South Africa)	9,024	349,370
China Construction Bank Corp. (China) (Class H Stock)	1,056,000	676,003
Citigroup, Inc.	324,297	13,539,400
Commercial International Bank Egypt SAE (Egypt), GDR	74,220	263,529
Dah Sing Financial Holdings Ltd. (Hong Kong)	148,800	915,671
Danske Bank A/S (Denmark)	191,291	5,398,321
E. Sun Financial Holding Co. Ltd. (Taiwan)	903,000	504,969
Erste Group Bank AG (Austria)*	110,440	3,099,731
Financial Institutions, Inc.	23,900	694,773
FinecoBank Banca Fineco SpA (Italy)	92,469	777,652
First Citizens BancShares, Inc. (Class A Stock)	4,270	1,072,069
First Foundation, Inc.*	9,900	222,057
First Northwest Bancorp*	58,600	754,182
FirstMerit Corp.	55,090	1,159,645
Great Western Bancorp, Inc.	68,700	1,873,449
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	102,600	581,436
Hang Seng Bank Ltd. (Hong Kong)	444,200	7,859,670
Hanmi Financial Corp.	41,540	914,711
HDFC Bank Ltd. (India), ADR	4,134	254,778
HSBC Holdings PLC (United Kingdom)	1,289,475	8,019,173
Independent Bank Corp.	37,030	538,787
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	723,000	405,006
Intesa Sanpaolo SpA (Italy)	2,416,116	6,680,614
Investors Bancorp, Inc.	107,853	1,255,409
JPMorgan Chase & Co.	267,291	15,828,973
Jyske Bank A/S (Denmark)	13,800	622,069
Kasikornbank PCL (Thailand)	100,100	497,824
KBC Groep NV (Belgium)	81,144	4,178,741
Komercni Banka A/S (Czech Republic)	1,625	358,656
Lloyds Banking Group PLC (United Kingdom)	8,777,432	8,549,178
M&T Bank Corp.	34,040	3,778,440
Metropolitan Bank & Trust Co. (Philippines)	88,518	158,479

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,687,100	$7,817,356
Mizrahi Tefahot Bank Ltd. (Israel)	375,799	4,408,645
Nordea Bank AB (Sweden)	733,078	7,031,615
Opus Bank	19,080	648,720
Regions Financial Corp.	781,814	6,137,240
Sberbank of Russia (Russia)*	279,256	456,286
Seven Bank Ltd. (Japan)(a)	1,271,200	5,425,575
Shinhan Financial Group Co. Ltd. (South Korea)	8,771	308,738
Shinsei Bank Ltd. (Japan)	1,407,000	1,836,304
Societe Generale SA (France)	165,164	6,103,153
SpareBank 1 SR-Bank ASA (Norway)	63,500	310,884
Suruga Bank Ltd. (Japan)	52,000	912,522
Swedbank AB (Sweden) (Class A Stock)	207,230	4,450,577
Synovus Financial Corp.	20,081	580,542
TCF Financial Corp.	32,600	399,676
U.S. Bancorp	88,300	3,584,097
Unione di Banche Italiane SpA (Italy)	269,580	995,654
United Community Banks, Inc.	61,100	1,128,517
United Overseas Bank Ltd. (Singapore)	372,200	5,206,333
Virgin Money Holdings UK PLC (United Kingdom)	103,000	545,588
Wells Fargo & Co.	123,347	5,965,061
Western Alliance Bancorp*	28,180	940,648
Westpac Banking Corp. (Australia)	150,533	3,496,433
Wintrust Financial Corp.	12,500	554,250
Yadkin Financial Corp.	44,900	1,062,783

		186,935,032

Beverages — 1.9%
AMBEV SA (Brazil)	66,300	345,915
Anheuser-Busch InBev NV (Belgium)	79,003	9,815,102
Asahi Group Holdings Ltd. (Japan)	224,500	6,987,494
Britvic PLC (United Kingdom)	133,265	1,358,167
Coca-Cola Amatil Ltd. (Australia)	123,076	833,397
Coca-Cola Bottling Co. Consolidated	5,100	814,776
Coca-Cola Co. (The)	102,360	4,748,480
Coca-Cola East Japan Co. Ltd. (Japan)	33,600	556,908
Coca-Cola Enterprises, Inc.	213,360	10,825,886
Cott Corp. (Canada)(a)	94,500	1,313,359
Diageo PLC (United Kingdom)	485,428	13,089,066
Dr. Pepper Snapple Group, Inc.	32,070	2,867,699
Fomento Economico Mexicano SAB de CV (Mexico) (UTS)	22,200	213,967
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	9,600	367,876
Molson Coors Brewing Co. (Class B Stock)	47,200	4,539,696
Monster Beverage Corp.*	36,600	4,881,708
PepsiCo, Inc.	163,590	16,764,703
Pernod Ricard SA (France)	11,845	1,318,975
Suntory Beverage & Food Ltd. (Japan)	106,300	4,782,121

		86,425,295

Biotechnology — 1.0%
Ablynx NV (Belgium)*	39,600	568,932
Alder Biopharmaceuticals, Inc.*(a)	31,900	781,231
Alexion Pharmaceuticals, Inc.*	56,176	7,820,823
Amicus Therapeutics, Inc.*	112,600	951,470
Anthera Pharmaceuticals, Inc.*(a)	76,800	278,016
Biogen, Inc.*	2,700	702,864

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
BioMarin Pharmaceutical, Inc.*	47,991	$3,958,298
Blueprint Medicines Corp.*(a)	12,600	227,430
Celator Pharmaceuticals, Inc.*	50,800	560,324
DBV Technologies SA (France)*	10,700	696,645
DBV Technologies SA (France), ADR*	41,000	1,334,550
Gilead Sciences, Inc.	153,394	14,090,773
Global Blood Therapeutics, Inc.*(a)	4,400	69,784
Loxo Oncology, Inc.*(a)	25,000	683,500
Medivation, Inc.*	105,504	4,851,074
Medy-Tox, Inc. (South Korea)	1,637	631,523
Neurocrine Biosciences, Inc.*	26,170	1,035,023
Radius Health, Inc.*	16,700	525,048
Seres Therapeutics, Inc.*(a)	12,000	318,720
Swedish Orphan Biovitrum AB (Sweden)*	80,000	1,120,000
TESARO, Inc.*	6,000	264,180
Vertex Pharmaceuticals, Inc.*	43,536	3,460,677

		44,930,885

Building Products — 0.3%
American Woodmark Corp.*	7,580	565,392
Armstrong World Industries, Inc.*	7,700	372,449
Builders FirstSource, Inc.*	64,466	726,532
Cie de Saint-Gobain (France)	106,804	4,691,292
Lennox International, Inc.	21,010	2,840,342
Masco Corp.	108,558	3,414,149
TOTO Ltd. (Japan)	52,600	1,637,269
Wienerberger AG (Austria)	39,100	750,855

		14,998,280

Capital Markets — 0.6%
Ashmore Group PLC (United Kingdom)(a)	169,324	697,856
BinckBank NV (Netherlands)	83,100	618,588
Brewin Dolphin Holdings PLC (United Kingdom)	110,200	410,655
CETIP SA - Mercados Organizados (Brazil)	14,911	166,293
Cowen Group, Inc. (Class A Stock)*(a)	194,000	739,140
Credit Suisse Group AG (Switzerland)*	224,377	3,168,642
E*Trade Financial Corp.*	58,450	1,431,441
GAM Holding AG (Switzerland)*	46,872	677,259
GCA Savvian Corp. (Japan)	106,800	1,121,237
Julius Baer Group Ltd. (Switzerland)*	76,058	3,259,614
Macquarie Group Ltd. (Australia)	102,141	5,169,766
Magellan Financial Group Ltd. (Australia)	87,340	1,512,019
National Holdings Corp.*	61,396	146,736
Om Asset Management PLC	42,900	572,715
Partners Group Holding AG (Switzerland)	9,170	3,684,038
Schroders PLC (United Kingdom)	34,523	1,327,220
UBS Group AG (Switzerland)	264,965	4,262,237
Vontobel Holding AG (Switzerland)	21,653	938,801

		29,904,257

Chemicals — 1.4%
Arkema SA (France)	15,546	1,164,671
Ashland, Inc.	11,210	1,232,652
Clariant AG (Switzerland)*	226,818	4,102,967
Croda International PLC (United Kingdom)	75,830	3,301,839
Daicel Corp. (Japan)	121,400	1,654,854
Dow Chemical Co. (The)	51,579	2,623,308
Eastman Chemical Co.	69,338	5,008,284
Elementis PLC (United Kingdom)	185,406	637,495
Ferro Corp.*	67,670	803,243

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
FMC Corp.	14,500	$585,365
Frutarom Industries Ltd. (Israel)	14,500	760,356
Incitec Pivot Ltd. (Australia)	1,392,661	3,398,918
LG Chem Ltd. (South Korea)	2,722	781,190
Linde AG (Germany)	6,698	973,210
LyondellBasell Industries NV (Class A Stock)	111,557	9,547,048
Methanex Corp. (Canada)	16,700	536,715
Mitsubishi Chemical Holdings Corp. (Japan)	346,600	1,809,633
Mitsui Chemicals, Inc. (Japan)	598,000	1,990,526
Nihon Parkerizing Co. Ltd. (Japan)	98,100	887,290
Nippon Paint Holdings Co. Ltd. (Japan)	74,800	1,654,506
Nufarm Ltd. (Australia)	125,248	719,335
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,500	92,475
Sumitomo Chemical Co. Ltd. (Japan)	503,000	2,276,782
Symrise AG (Germany)	55,147	3,692,209
Syngenta AG (Switzerland)	24,886	10,320,145
Tokyo Ohka Kogyo Co. Ltd. (Japan)	9,900	247,534
Yara International ASA (Norway)	84,351	3,166,518

		63,969,068

Commercial Services & Supplies — 0.4%
Aeon Delight Co. Ltd. (Japan)	39,900	1,280,899
Brambles Ltd. (Australia)	285,969	2,649,266
Copart, Inc.*	23,300	949,941
Deluxe Corp.	60,888	3,804,891
Edenred (France)	123,911	2,402,269
InnerWorkings, Inc.*	48,930	388,993
KAR Auction Services, Inc.	14,060	536,248
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	11,458	642,174
Multi-Color Corp.	34,240	1,826,704
Progressive Waste Solutions Ltd. (Canada)	31,900	991,817
Prosegur Cia de Seguridad SA (Spain)	90,200	507,359
Regus PLC (United Kingdom)	345,040	1,566,106
Sato Holdings Corp. (Japan)	41,500	883,705
Shanks Group PLC (United Kingdom)	304,960	362,455
Team, Inc.*	46,950	1,426,341

		20,219,168

Communications Equipment — 0.4%
Calix, Inc.*	38,800	275,092
Ciena Corp.*(a)	27,000	513,540
Cisco Systems, Inc.	535,647	15,249,870
Ruckus Wireless, Inc.*	51,600	506,196
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	267,236	2,675,755

		19,220,453

Construction & Engineering — 0.3%
Arcadis NV (Netherlands)	47,100	877,101
Balfour Beatty PLC (United Kingdom)*	153,600	561,919
Boustead Projects Ltd. (Singapore)*	202,158	97,205
Bouygues SA (France)	67,141	2,729,240
EMCOR Group, Inc.	17,350	843,210
Gamuda Bhd (Malaysia)	240,500	303,283
Hyundai Development Co.- Engineering & Construction (South Korea)	4,391	176,567
Monadelphous Group Ltd. (Australia)	27,909	152,072
Shimizu Corp. (Japan)	164,000	1,388,979

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	388,000	$2,562,226
Vinci SA (France)	65,555	4,865,770

		14,557,572

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	118,076	458,298
BBMG Corp. (China) (Class H Stock)	119,000	92,080
CRH PLC (Ireland)	80,689	2,278,889
Eagle Materials, Inc.	6,900	483,759
James Hardie Industries PLC (Ireland), CDI	418,909	5,734,959
LafargeHolcim Ltd. (Switzerland)*	40,978	1,924,312

		10,972,297

Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	19,600	461,429
Capital One Financial Corp.	90,023	6,239,494
Discover Financial Services	185,901	9,466,079
Gentera SAB de CV (Mexico)	50,800	100,264
Sun Hung Kai & Co. Ltd. (Hong Kong)	622,000	374,574

		16,641,840

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	50,939	2,526,065
FP Corp. (Japan)	16,600	709,391
Graphic Packaging Holding Co.	74,450	956,683
International Paper Co.	73,889	3,032,404
Nampak Ltd. (South Africa)	87,000	125,245
Packaging Corp. of America	9,600	579,840

		7,929,628

Distributors — 0.2%
Genuine Parts Co.(a)	72,562	7,209,760

Diversified Consumer Services — 0.1%
Carriage Services, Inc.(a)	27,550	595,355
New Oriental Education & Technology Group, Inc. (China), ADR	9,000	311,310
Service Corp. International	33,730	832,456
ServiceMaster Global Holdings, Inc.*	25,400	957,072

		2,696,193

Diversified Financial Services — 0.9%
African Bank Investments Ltd. (South Africa)*^	219,400	—
Berkshire Hathaway, Inc. (Class B Stock)*	103,320	14,659,042
CBOE Holdings, Inc.	65,801	4,298,779
Challenger Ltd. (Australia)	575,392	3,692,455
Deutsche Boerse AG (Germany)	22,671	1,930,304
FirstRand Ltd. (South Africa)	123,149	402,158
Fubon Financial Holding Co. Ltd. (Taiwan)	194,000	247,097
IG Group Holdings PLC (United Kingdom)	36,046	413,474
London Stock Exchange Group PLC (United Kingdom)	23,096	932,965
Nasdaq, Inc.	142,833	9,481,254
ORIX Corp. (Japan)	503,000	7,164,336
Ricoh Leasing Co. Ltd. (Japan)	36,700	1,089,573

		44,311,437

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	85,652	3,354,989
BCE, Inc. (Canada)	97,500	4,443,523
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,107,657	7,014,145

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
BT Group PLC (United Kingdom)	245,061	$1,547,348
China Telecom Corp. Ltd. (China) (Class H Stock)	400,000	211,769
Cogent Communications Holdings, Inc.	29,030	1,133,041
Deutsche Telekom AG (Germany)	456,037	8,175,995
HKT Trust & HKT Ltd. (Hong Kong)	4,286,000	5,900,788
Iliad SA (France)	8,976	2,306,167
Infrastrutture Wireless Italiane SpA (Italy)*	106,600	533,993
Inmarsat PLC (United Kingdom)	98,080	1,383,506
Lumos Networks Corp.*	21,300	273,492
Nippon Telegraph & Telephone Corp. (Japan)	177,700	7,676,197
Orange SA (France)	267,941	4,679,041
PCCW Ltd. (Hong Kong)	7,249,000	4,695,268
SBA Communications Corp. (Class A Stock)*	9,470	948,610
Singapore Telecommunications Ltd. (Singapore)	1,268,100	3,589,552
Spark New Zealand Ltd. (New Zealand)	1,776,159	4,477,583
Telecom Italia SpA (Italy)*(a)	3,531,399	3,806,220
Telefonica Deutschland Holding AG (Germany)	449,454	2,429,655
TeliaSonera AB (Sweden)	409,008	2,119,307
Telkom SA SOC Ltd. (South Africa)	22,820	88,860
Telstra Corp. Ltd. (Australia)	2,234,838	9,120,292
TELUS Corp. (Canada)(a)	152,300	4,958,032
Verizon Communications, Inc.	346,143	18,719,413

		103,586,786

Electric Utilities — 1.6%
American Electric Power Co., Inc.	218,347	14,498,241
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	544,000	5,319,908
Duke Energy Corp.	54,370	4,386,572
Edison International	202,492	14,557,150
Eversource Energy	34,970	2,040,150
Exelon Corp.	124,400	4,460,984
Iberdrola SA (Spain)	756,047	5,032,984
Kansai Electric Power Co., Inc. (The) (Japan)*	283,900	2,511,889
Korea Electric Power Corp. (South Korea)	2,494	130,649
Light SA (Brazil)	94,000	257,506
OGE Energy Corp.	113,400	3,246,642
Okinawa Electric Power Co., Inc. (The) (Japan)	36,600	984,735
Portland General Electric Co.	9,920	391,741
Power Assets Holdings Ltd. (Hong Kong)	453,500	4,641,395
PPL Corp.	108,650	4,136,306
Red Electrica Corp. SA (Spain)	25,955	2,248,377
Spark Infrastructure Group (Australia)	974,854	1,546,741
Xcel Energy, Inc.	126,847	5,304,742

		75,696,712

Electrical Equipment — 0.1%
EnerSys	11,340	631,865
Franklin Electric Co., Inc.	14,500	466,465
LS Industrial Systems Co. Ltd. (South Korea)	10,518	438,576
Nidec Corp. (Japan)(a)	30,400	2,080,040
OSRAM Licht AG (Germany)	12,610	648,228
PKC Group OYJ (Finland)(a)	46,600	825,088

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Preformed Line Products Co.	7,180	$262,214
Prysmian SpA (Italy)	24,900	563,373
Zumtobel Group AG (Austria)	40,300	672,892

		6,588,741

Electronic Equipment, Instruments & Components — 0.4%
Azbil Corp. (Japan)	28,300	723,615
CDW Corp.	34,990	1,452,085
FUJIFILM Holdings Corp. (Japan)	60,800	2,403,260
Hitachi Ltd. (Japan)	721,000	3,379,219
Ingenico Group SA (France)	4,996	572,701
Ingram Micro, Inc. (Class A Stock)	79,461	2,853,444
Keyence Corp. (Japan)	5,100	2,781,398
Kudelski SA (Switzerland)*	73,921	1,260,069
Murata Manufacturing Co. Ltd. (Japan)(a)	11,100	1,339,402
Oxford Instruments PLC (United Kingdom)	50,947	489,708
PAX Global Technology Ltd. (Hong Kong)	363,000	363,114
Sunny Optical Technology Group Co. Ltd. (China)	162,000	455,821
Tech Data Corp.*	31,750	2,437,447

		20,511,283

Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway)	71,900	230,320
Amec Foster Wheeler PLC (United Kingdom)	403,012	2,600,356
Boustead Singapore Ltd. (Singapore)	682,890	443,166
Essential Energy Services Trust (Canada)	162,600	81,378
Forum Energy Technologies, Inc.*	24,300	320,760
Helix Energy Solutions Group, Inc.*	60,960	341,376
John Wood Group PLC (United Kingdom)	29,214	257,264
Nabors Industries Ltd.	338,490	3,114,108
Pason Systems, Inc. (Canada)	21,900	278,229
Schlumberger Ltd.(a)	170,416	12,568,180
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,200	377,071
Western Energy Services Corp. (Canada)	50,700	97,984

		20,710,192

Food & Staples Retailing — 1.5%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	108,100	4,810,918
BGF Retail Co. Ltd. (South Korea)	1,344	192,747
China Resources Beer Holdings Company Ltd. (China)	58,000	108,034
Costco Wholesale Corp.	36,180	5,701,244
CP ALL PCL (Thailand)	149,100	193,898
CVS Health Corp.	185,986	19,292,328
George Weston Ltd. (Canada)	54,400	4,870,554
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)(a)	30,700	520,511
Kroger Co. (The)	257,030	9,831,397
Loblaw Cos. Ltd. (Canada)	90,700	5,078,502
Natural Grocers By Vitamin Cottage, Inc.*(a)	25,470	541,747
North West Co., Inc. (The) (Canada)	37,900	843,941
Raia Drogasil SA (Brazil)	20,300	294,537
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	12,100	469,523
San-A Co. Ltd. (Japan)	24,800	1,171,263
Seven & I Holdings Co. Ltd. (Japan)	99,300	4,230,943
Sundrug Co. Ltd. (Japan)(a)	21,800	1,629,408

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.	98,400	$4,598,232
United Natural Foods, Inc.*(a)	7,900	318,370
Wal-Mart Stores, Inc.	47,770	3,271,767
Woolworths Ltd. (Australia)	127,838	2,163,625

		70,133,489

Food Products — 2.1%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	250	1,549,009
ConAgra Foods, Inc.	115,533	5,155,082
Dairy Crest Group PLC (United Kingdom)	110,503	979,995
Danone SA (France)	142,388	10,102,771
Dean Foods Co.(a)	42,600	737,832
General Mills, Inc.	141,279	8,950,025
Gruma SAB de CV (Mexico) (Class B Stock)	23,000	364,746
Hershey Co. (The)(a)	47,480	4,372,433
Hormel Foods Corp.(a)	108,740	4,701,918
Inventure Foods, Inc.*(a)	39,200	221,480
J.M. Smucker Co. (The)	36,180	4,697,611
Kellogg Co.	58,670	4,491,189
Kerry Group PLC (Ireland) (Class A Stock)*	56,668	5,270,006
McCormick & Co., Inc.(a)	47,000	4,675,560
Mead Johnson Nutrition Co.(a)	109,892	9,337,523
Nestle SA (Switzerland)	212,756	15,876,016
NH Foods Ltd. (Japan)	220,000	4,842,406
Nissin Foods Holdings Co. Ltd. (Japan)	24,400	1,146,048
Ottogi Corp. (South Korea)	565	448,683
Saputo, Inc. (Canada)	63,700	2,042,324
Snyder’s-Lance, Inc.	19,490	613,545
SunOpta, Inc. (Canada)*	65,400	291,684
Super Group Ltd. (Singapore)	429,700	315,256
Toyo Suisan Kaisha Ltd. (Japan)	170,800	6,131,087
TreeHouse Foods, Inc.*	11,600	1,006,300

		98,320,529

Gas Utilities — 0.4%
Atmos Energy Corp.	66,693	4,952,623
Aygaz A/S (Turkey)	51,100	221,244
Laclede Group, Inc. (The)	15,300	1,036,575
New Jersey Resources Corp.	35,000	1,275,050
Snam SpA (Italy)	782,608	4,897,588
South Jersey Industries, Inc.	197,446	5,617,339

		18,000,419

Health Care Equipment & Supplies — 1.7%
Ansell Ltd. (Australia)	100,714	1,331,173
Becton, Dickinson and Co.(a)	23,100	3,507,042
Boston Scientific Corp.*	272,584	5,127,305
C.R. Bard, Inc.	45,222	9,165,143
Cooper Cos., Inc. (The)(a)	24,800	3,818,456
Hoya Corp. (Japan)	156,000	5,929,659
Intuitive Surgical, Inc.*	7,500	4,507,875
LDR Holding Corp.*	11,900	303,331
Medtronic PLC	176,535	13,240,125
Merit Medical Systems, Inc.*	34,810	643,637
Nagaileben Co. Ltd. (Japan)	20,000	411,159
Olympus Corp. (Japan)	148,500	5,765,394
ResMed, Inc.	73,600	4,255,552
Sartorius Stedim Biotech (France)	5,600	2,130,633
Sonova Holding AG (Switzerland)	32,876	4,195,794

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Sysmex Corp. (Japan)	91,100	$5,695,199
Teleflex, Inc.(a)	7,020	1,102,210
William Demant Holding A/S (Denmark)*	41,875	4,205,949
Zimmer Biomet Holdings, Inc.	40,800	4,350,504

		79,686,140

Health Care Providers & Services — 2.0%
Addus HomeCare Corp.*	42,500	730,575
Aetna, Inc.	57,497	6,459,788
Air Methods Corp.*(a)	34,270	1,241,259
Almost Family, Inc.*	10,200	379,848
Amplifon SpA (Italy)	54,000	467,920
Amsurg Corp.*	15,100	1,126,460
As One Corp. (Japan)	15,300	578,242
Capital Senior Living Corp.*	40,200	744,504
Cardinal Health, Inc.	99,308	8,138,291
Civitas Solutions, Inc.*	36,500	636,195
DaVita HealthCare Partners, Inc.*	60,500	4,439,490
Diplomat Pharmacy, Inc.*	14,400	394,560
Envision Healthcare Holdings, Inc.*	32,300	658,920
Express Scripts Holding Co.*(a)	47,800	3,283,382
Fresenius SE & Co. KGaA (Germany)	94,185	6,865,397
Hanger, Inc.*	26,410	171,665
HCA Holdings, Inc.*	122,280	9,543,954
HealthSouth Corp.	40,800	1,535,304
Henry Schein, Inc.*	31,500	5,437,845
Laboratory Corp. of America Holdings*	33,900	3,970,707
McKesson Corp.	52,859	8,312,078
MEDNAX, Inc.*	79,000	5,104,980
Miraca Holdings, Inc. (Japan)	100,900	4,142,177
Molina Healthcare, Inc.*(a)	19,330	1,246,592
PharMerica Corp.*	37,400	826,914
Providence Service Corp. (The)*	21,260	1,085,748
Raffles Medical Group Ltd. (Singapore)	459,702	1,537,567
Ryman Healthcare Ltd. (New Zealand)	882,477	5,092,226
Ship Healthcare Holdings, Inc. (Japan)	19,900	501,019
Surgical Care Affiliates, Inc.*	13,430	621,540
Team Health Holdings, Inc.*	20,780	868,812
Tsukui Corp. (Japan)	52,200	683,248
U.S. Physical Therapy, Inc.	13,270	659,917
UnitedHealth Group, Inc.	35,400	4,563,060
Universal Health Services, Inc. (Class B Stock)	26,067	3,251,076

		95,301,260

Health Care Technology
CompuGroup Medical SE (Germany)	35,400	1,495,095

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	78,969	3,340,517
Cafe de Coral Holdings Ltd. (Hong Kong)	174,000	505,911
Carrols Restaurant Group, Inc.*	58,180	840,119
Chipotle Mexican Grill, Inc.*(a)	9,770	4,601,377
ClubCorp Holdings, Inc.	47,100	661,284
Denny’s Corp.*	71,850	744,366
Fiesta Restaurant Group, Inc.*	22,063	723,225
Flight Centre Travel Group Ltd. (Australia)(a)	68,436	2,266,653
Genting Hong Kong Ltd. (Hong Kong)	1,194,900	376,394
Hilton Worldwide Holdings, Inc.	25,500	574,260
InterContinental Hotels Group PLC (United Kingdom)	54,880	2,258,107

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Interval Leisure Group, Inc.(a)	48,540	$700,918
Jollibee Foods Corp. (Philippines)	32,440	159,893
Krispy Kreme Doughnuts, Inc.*	41,000	639,190
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	186,000	4,406,717
Melia Hotels International SA (Spain)(a)	119,400	1,401,831
Oriental Land Co. Ltd. (Japan)	19,700	1,394,753
Restaurant Group PLC (The) (United Kingdom)	60,100	338,297
Ruth’s Hospitality Group, Inc.	56,110	1,032,985
Vail Resorts, Inc.	20,442	2,733,095
Whitbread PLC (United Kingdom)	31,544	1,790,627
William Hill PLC (United Kingdom)	345,599	1,616,945
Wyndham Worldwide Corp.	86,749	6,630,226

		39,737,690

Household Durables — 0.8%
Cairn Homes PLC (Ireland)*	623,665	821,443
Casio Computer Co. Ltd. (Japan)(a)	99,400	2,004,686
De’ Longhi SpA (Italy)	27,900	634,179
Dorel Industries, Inc. (Canada) (Class B Stock)	14,300	320,408
Ethan Allen Interiors, Inc.(a)	26,600	846,412
Helen of Troy Ltd.*	13,700	1,420,553
Installed Building Products, Inc.*	60,600	1,612,566
Libbey, Inc.	6,800	126,480
Nien Made Enterprise Co. Ltd. (Taiwan)*	38,299	273,231
Redrow PLC (United Kingdom)	146,683	845,901
Sony Corp. (Japan)	197,300	5,072,809
Taylor Wimpey PLC (United Kingdom)	2,138,955	5,829,419
Techtronic Industries Co. Ltd. (Hong Kong)	1,865,000	7,388,180
Tupperware Brands Corp.(a)	6,000	347,880
Whirlpool Corp.(a)	41,591	7,500,521

		35,044,668

Household Products — 0.6%
Colgate-Palmolive Co.	56,380	3,983,247
Procter & Gamble Co. (The)	84,147	6,926,140
PZ Cussons PLC (United Kingdom)	85,459	370,530
Reckitt Benckiser Group PLC (United Kingdom)	92,422	8,914,688
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	198,851	6,202,317

		26,396,922

Independent Power & Renewable Electricity Producers
Boralex, Inc. (Canada) (Class A Stock)	61,900	767,346
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	1,174,000	364,897

		1,132,243

Industrial Conglomerates — 0.7%
Alliance Global Group, Inc. (Philippines)	978,300	350,747
Carlisle Cos., Inc.	27,588	2,745,006
CK Hutchison Holdings Ltd. (Hong Kong)	392,864	5,104,106
Danaher Corp.	116,453	11,046,732
General Electric Co.(a)	152,837	4,858,688
Koninklijke Philips NV (Netherlands)	180,027	5,127,779
Roper Technologies, Inc.	16,300	2,979,151

		32,212,209

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 2.0%
Aflac, Inc.	129,049	$8,148,154
AIA Group Ltd. (Hong Kong)	1,375,400	7,817,806
Assurant, Inc.	12,800	987,520
Aviva PLC (United Kingdom)	627,452	4,096,899
AXA SA (France)	268,866	6,304,575
Baloise Holding AG (Switzerland)	9,150	1,161,431
Cathay Financial Holding Co. Ltd. (Taiwan)	128,000	153,143
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	211,200	793,152
CHUBB Ltd.	36,700	4,372,805
Dongbu Insurance Co. Ltd. (South Korea)	3,129	208,104
Euler Hermes Group (France)	8,900	806,541
First American Financial Corp.	31,400	1,196,654
Hartford Financial Services Group, Inc. (The)	149,928	6,908,682
Insurance Australia Group Ltd. (Australia)	449,552	1,919,986
Intact Financial Corp. (Canada)	63,900	4,473,861
James River Group Holdings Ltd.	16,900	545,194
Lancashire Holdings Ltd. (United Kingdom)	42,389	335,142
MetLife, Inc.	191,735	8,424,836
National Western Life Group, Inc. (Class A Stock)	2,600	599,638
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	22,500	107,973
Principal Financial Group, Inc.	114,745	4,526,690
Prudential PLC (United Kingdom)	227,643	4,236,074
Reinsurance Group of America, Inc.	45,142	4,344,918
Sampo OYJ (Finland) (Class A Stock)	73,194	3,466,802
SCOR SE (France)	12,800	451,277
Sony Financial Holdings, Inc. (Japan)	116,400	1,488,361
St James’s Place PLC (United Kingdom)	49,000	644,266
Travelers Cos., Inc. (The)	58,885	6,872,468
Zurich Insurance Group AG (Switzerland)*	27,446	6,365,040

		91,757,992

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*	27,787	16,495,475
Cj O Shopping Co. Ltd. (South Korea)	1,687	292,125
Vipshop Holdings Ltd. (China), ADR*	16,200	208,656

		16,996,256

Internet Software & Services — 1.3%
58.com, Inc. (China), ADR*	3,300	183,645
Alibaba Group Holding Ltd. (China), ADR*	7,500	592,725
Alphabet, Inc. (Class A Stock)*	24,291	18,531,604
Alphabet, Inc. (Class C Stock)*	17,867	13,310,022
Baidu, Inc. (China), ADR*	2,300	439,024
Bankrate, Inc.*	31,340	287,388
Cornerstone OnDemand, Inc.*	36,200	1,186,274
Criteo SA (France), ADR*	12,888	533,821
Demandware, Inc.*(a)	14,100	551,310
Facebook, Inc. (Class A Stock)*	121,984	13,918,374
GMO internet, Inc. (Japan)	62,600	835,995
Gogo, Inc.*	55,900	615,459
Internet Initiative Japan, Inc. (Japan)	20,300	416,853
IntraLinks Holdings, Inc.*	90,870	716,056
Mail.ru Group Ltd. (Russia), GDR, RegS*	7,997	172,788
MaxPoint Interactive, Inc.*	52,100	92,217
Points International Ltd. (Canada)*	17,465	152,120
Rightmove PLC (United Kingdom)	14,300	863,525
Rocket Internet SE (Germany)*(a)	66,863	1,866,410

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China)	74,200	$1,516,972
United Internet AG (Germany)	67,277	3,370,785

		60,153,367

IT Services — 1.0%
Accenture PLC (Class A Stock)	40,400	4,662,160
Alten SA (France)	20,200	1,237,907
Amadeus IT Holding SA (Spain) (Class A Stock)	111,325	4,760,704
Cielo SA (Brazil)	30,060	291,768
Cognizant Technology Solutions Corp. (Class A Stock)*	104,897	6,577,042
CSRA, Inc.	15,800	425,020
EPAM Systems, Inc.*	13,700	1,022,979
EVERTEC, Inc. (Puerto Rico)	53,100	742,338
ExlService Holdings, Inc.*	21,800	1,129,240
Gartner, Inc.*(a)	48,200	4,306,670
Genpact Ltd.*	41,900	1,139,261
Global Payments, Inc.	65,812	4,297,524
Leidos Holdings, Inc.	6,200	311,984
MAXIMUS, Inc.	19,700	1,037,008
Nomura Research Institute Ltd. (Japan)	46,150	1,554,193
Obic Co. Ltd. (Japan)	42,800	2,262,568
Perficient, Inc.*	22,500	488,700
Total System Services, Inc.	102,786	4,890,558
Virtusa Corp.*	34,320	1,285,627
Visa, Inc. (Class A Stock)	34,563	2,643,378
WNS Holdings Ltd. (India), ADR*	26,200	802,768
Zuken, Inc. (Japan)	40,900	430,808

		46,300,205

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	38,400	1,114,737
Brunswick Corp.	81,740	3,921,885
Merida Industry Co. Ltd. (Taiwan)	22,000	97,319
Vista Outdoor, Inc.*	18,000	934,380

		6,068,321

Life Sciences Tools & Services — 0.1%
Bruker Corp.	44,266	1,239,448
Tecan Group AG (Switzerland)	9,860	1,499,086

		2,738,534

Machinery — 0.5%
Alfa Laval AB (Sweden)(a)	348,111	5,685,686
Andritz AG (Austria)	40,146	2,199,364
CIRCOR International, Inc.	4,600	213,394
Deutz AG (Germany)	128,200	604,894
Global Brass & Copper Holdings, Inc.	21,840	544,908
Glory Ltd. (Japan)	93,100	3,162,104
Interpump Group SpA (Italy)	17,714	258,776
ITT Corp.	23,900	881,671
Luxfer Holdings PLC (United Kingdom), ADR	6,800	72,148
Makita Corp. (Japan)(a)	57,000	3,533,137
Minebea Co. Ltd. (Japan)	161,000	1,255,229
NGK Insulators Ltd. (Japan)	67,000	1,236,383
Nippon Thompson Co. Ltd. (Japan)	72,000	257,201
NN, Inc.	56,500	772,920
OC Oerlikon Corp. AG (Switzerland)*	40,260	415,223
Sandvik AB (Sweden)	211,984	2,189,362

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Singamas Container Holdings Ltd. (Hong Kong)	2,466,000	$267,578
THK Co. Ltd. (Japan)	36,500	671,903

		24,221,881

Media — 1.4%
Aimia, Inc. (Canada)	45,600	296,685
Altice NV (Netherlands) (Class A Stock)*	161,907	2,875,993
Altice NV (Netherlands) (Class B Stock)*	83,525	1,500,485
Axel Springer SE (Germany)	41,114	2,213,092
Cinemark Holdings, Inc.	19,300	691,519
Comcast Corp. (Class A Stock)	153,693	9,387,568
CTS Eventim AG & Co. KGaA (Germany)	17,851	632,974
Daiichikosho Co. Ltd. (Japan)	24,200	1,053,252
Dentsu, Inc. (Japan)	46,600	2,337,759
GFK SE (Germany)	11,900	446,998
Informa PLC (United Kingdom)	107,576	1,070,553
Interpublic Group of Cos., Inc. (The)	132,182	3,033,577
IPSOS (France)	29,900	697,299
ITV PLC (United Kingdom)	2,188,853	7,563,605
John Wiley & Sons, Inc. (Class A Stock)	16,700	816,463
MDC Partners, Inc. (Class A Stock)	52,400	1,236,640
Media Nusantara Citra Tbk PT (Indonesia)	2,310,700	379,601
Mediaset Espana Comunicacion SA (Spain)	83,800	961,834
Megacable Holdings SAB de CV (Mexico) (UTS)	46,300	192,145
Naspers Ltd. (South Africa) (Class N Stock)	8,902	1,240,937
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,452,000	333,347
Pico Far East Holdings Ltd. (Hong Kong)	2,274,000	606,803
ProSiebenSat.1 Media SE (Germany)	70,863	3,637,751
Quebecor, Inc. (Canada) (Class B Stock)	38,400	1,008,231
RELX NV (United Kingdom)	127,782	2,227,825
Singapore Press Holdings Ltd. (Singapore)	446,400	1,324,053
Smiles SA (Brazil)	24,100	257,043
Starz (Class A Stock)*	100,710	2,651,695
Technicolor SA (France)	69,200	431,731
Time Warner, Inc.	142,191	10,315,957
Vivendi SA (France)	226,025	4,736,805

		66,160,220

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)(a)	131,100	4,743,322
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	239,100	194,069
Compass Minerals International, Inc.(a)	16,300	1,155,018
Copper Mountain Mining Corp. (Canada)*(a)	103,100	40,486
Detour Gold Corp. (Canada)*	42,800	673,925
Dominion Diamond Corp. (Canada)	54,700	606,491
Dowa Holdings Co. Ltd. (Japan)	103,000	573,032
Franco-Nevada Corp. (Canada)	89,300	5,484,172
Fresnillo PLC (Mexico)	160,053	2,185,794
Gem Diamonds Ltd. (United Kingdom)	135,500	214,072
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	105,300	254,029
MMC Norilsk Nickel PJSC (Russia), ADR	8,480	110,070
Newcrest Mining Ltd. (Australia)*	143,846	1,861,502
POSCO (South Korea)	2,658	507,035
Randgold Resources Ltd. (United Kingdom)	111,075	10,105,889
Real Industry, Inc.*	28,300	246,210
Rio Tinto Ltd. (United Kingdom)	96,183	3,131,840

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (United Kingdom)	131,071	$3,673,997
Steel Dynamics, Inc.	18,100	407,431
Tahoe Resources, Inc.	36,500	365,913

		36,534,297

Multiline Retail — 0.3%
B&M European Value Retail SA (Luxembourg)	150,182	572,463
Dollar General Corp.	61,100	5,230,160
Dollarama, Inc. (Canada)	9,300	654,419
Don Quijote Holdings Co. Ltd. (Japan)	54,600	1,896,308
Lifestyle International Holdings Ltd. (Hong Kong)	374,000	503,687
Target Corp.	62,624	5,152,703

		14,009,740

Multi-Utilities — 0.9%
Alliant Energy Corp.	54,371	4,038,678
Centrica PLC (United Kingdom)	730,374	2,386,024
CMS Energy Corp.	126,846	5,383,344
E.ON SE (Germany)	650,592	6,220,952
PG&E Corp.	170,751	10,197,250
Public Service Enterprise Group, Inc.	90,100	4,247,314
Sempra Energy	36,180	3,764,529
Suez Environnement Co. (France)	179,085	3,278,394
YTL Corp. Bhd (Malaysia)	521,600	219,258

		39,735,743

Oil, Gas & Consumable Fuels — 1.9%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	91,700	694,169
Ardmore Shipping Corp. (Ireland)	46,928	396,542
BP PLC (United Kingdom)	412,910	2,065,932
California Resources Corp.	6,316	6,505
Callon Petroleum Co.*(a)	72,200	638,970
Carrizo Oil & Gas, Inc.*	29,000	896,680
Chevron Corp.	114,393	10,913,092
China Petroleum & Chemical Corp. (China) (Class H Stock)	240,000	155,904
CNOOC Ltd. (China)	736,000	858,946
Cosan SA Industria e Comercio (Brazil)	22,500	196,362
DHT Holdings, Inc.	57,900	333,504
Diamondback Energy, Inc.*	16,900	1,304,342
EOG Resources, Inc.	75,101	5,450,831
Euronav NV (Belgium)	62,700	640,639
Exxon Mobil Corp.	94,405	7,891,314
Lukoil PJSC (Russia), ADR	5,079	195,121
Lundin Petroleum AB (Sweden)*	241,159	4,076,388
Marathon Petroleum Corp.	182,694	6,792,563
NovaTek OAO (Russia), GDR, RegS	5,512	495,529
Occidental Petroleum Corp.	67,469	4,616,904
Oil Search Ltd. (Australia)	577,876	3,009,232
PDC Energy, Inc.*	18,300	1,087,935
Petroleo Brasileiro SA (Brazil)*	64,700	190,736
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	592,951	14,317,334
San-Ai Oil Co. Ltd. (Japan)	111,000	805,114
Statoil ASA (Norway)	230,853	3,605,545
Total SA (France)	243,308	11,070,865
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	11,842	333,538

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	91,627	$5,876,956
Whiting Petroleum Corp.*	23,300	185,934
World Fuel Services Corp.	8,220	399,328

		89,502,754

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	44,700	614,356
Empresas CMPC SA (Chile)	73,651	171,852
KapStone Paper and Packaging Corp.	19,300	267,305
Mondi PLC (South Africa)	78,426	1,499,755
Nine Dragons Paper Holdings Ltd. (Hong Kong)	274,000	207,591

		2,760,859

Personal Products — 0.8%
Amorepacific Corp. (South Korea)	1,211	409,525
AMOREPACIFIC Group (South Korea)	1,529	195,835
Estee Lauder Cos., Inc. (The) (Class A Stock)	152,097	14,344,268
LG Household & Health Care Ltd. (South Korea)	131	108,318
L’Oreal SA (France)	18,261	3,266,651
Unilever NV (United Kingdom), CVA	219,553	9,870,850
Unilever PLC (United Kingdom)	215,589	9,721,470

		37,916,917

Pharmaceuticals — 3.4%
Akorn, Inc.*(a)	6,600	155,298
Allergan PLC*	16,900	4,529,707
Astellas Pharma, Inc. (Japan)	839,000	11,149,898
Bayer AG (Germany)	66,094	7,744,932
Bristol-Myers Squibb Co.	65,800	4,203,304
Cempra, Inc.*	14,070	246,506
Chugai Pharmaceutical Co. Ltd. (Japan)	48,700	1,506,941
Eli Lilly & Co.	57,800	4,162,178
Endo International PLC*	84,832	2,388,020
GlaxoSmithKline PLC (United Kingdom)	438,137	8,869,291
Hikma Pharmaceuticals PLC (Jordan)	102,553	2,912,135
Horizon Pharma PLC*	20,900	346,313
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	58,900	430,336
Johnson & Johnson	130,891	14,162,406
Medicines Co. (The)*(a)	11,800	374,886
Mitsubishi Tanabe Pharma Corp. (Japan)	271,900	4,724,437
Novartis AG (Switzerland)	249,424	18,046,309
Novo Nordisk A/S (Denmark) (Class B Stock)	177,357	9,604,518
Pfizer, Inc.	175,080	5,189,371
Sagent Pharmaceuticals, Inc.*	15,780	192,043
Sanofi (France)	154,990	12,460,574
Santen Pharmaceutical Co. Ltd. (Japan)	47,800	718,457
Shionogi & Co. Ltd. (Japan)	135,000	6,345,163
Shire PLC (Ireland)	146,555	8,358,704
Shire PLC (Ireland), ADR(a)	39,666	6,818,585
Teligent, Inc.*(a)	70,800	346,920
Teva Pharmaceutical Industries Ltd. (Israel)	72,117	3,878,732
Teva Pharmaceutical Industries Ltd. (Israel), ADR	295,068	15,789,089
UCB SA (Belgium)	30,578	2,334,183

		157,989,236

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.5%
Capita PLC (United Kingdom)	176,166	$2,630,079
CBIZ, Inc.*	110,960	1,119,586
Huron Consulting Group, Inc.*	17,300	1,006,687
ICF International, Inc.*	25,000	859,250
ManpowerGroup, Inc.	77,605	6,318,599
Meitec Corp. (Japan)	49,400	1,725,369
Robert Half International, Inc.	54,737	2,549,649
Sai Global Ltd. (Australia)	225,690	651,997
Seek Ltd. (Australia)	210,615	2,614,639
Sthree PLC (United Kingdom)	75,410	339,814
Teleperformance (France)	20,900	1,835,721

		21,651,390

Real Estate Investment Trusts (REITs) — 2.5%
Agree Realty Corp.	6,300	242,361
Alexandria Real Estate Equities, Inc.	4,500	409,005
Alstria Office REIT-AG (Germany)*	76,200	1,097,825
Annaly Capital Management, Inc.	411,200	4,218,912
Armada Hoffler Properties, Inc.	95,654	1,076,107
Ashford Hospitality Prime, Inc.	18,200	212,394
AvalonBay Communities, Inc.	5,950	1,131,690
Boardwalk Real Estate Investment Trust (Canada)	15,100	602,140
Boston Properties, Inc.	20,000	2,541,600
British Land Co. PLC (The) (United Kingdom)	325,826	3,270,608
Brixmor Property Group, Inc.	5,300	135,786
Cedar Realty Trust, Inc.	66,770	482,747
Chesapeake Lodging Trust	8,700	230,202
Coresite Realty Corp.	49,670	3,477,397
Cousins Properties, Inc.	27,900	289,602
Daiwa Office Investment Corp. (Japan)	178	1,105,954
DCT Industrial Trust, Inc.	145,464	5,741,465
Dream Industrial Real Estate Investment Trust (Canada)	23,100	143,002
DuPont Fabros Technology, Inc.	37,400	1,515,822
Empire State Realty Trust, Inc. (Class A Stock)	60,800	1,065,824
Equinix, Inc.	1,400	462,994
Equity LifeStyle Properties, Inc.	23,530	1,711,337
Equity Residential	13,900	1,042,917
Essex Property Trust, Inc.	8,200	1,917,652
Eurocommercial Properties NV (Netherlands), CVA	18,915	883,643
Extra Space Storage, Inc.	67,500	6,308,550
Federal Realty Investment Trust	9,300	1,451,265
FelCor Lodging Trust, Inc.	190,140	1,543,937
Forest City Realty Trust, Inc. (Class A Stock)	90,740	1,913,707
Fortune Real Estate Investment Trust (Hong Kong)	533,000	571,304
Gaming and Leisure Properties, Inc.	4,200	129,864
General Growth Properties, Inc.	19,100	567,843
Geo Group, Inc. (The)	11,900	412,573
Goodman Group (Australia)	201,716	1,031,626
Great Portland Estates PLC (United Kingdom)	80,741	842,911
Hansteen Holdings PLC (United Kingdom)	321,207	490,857
Healthcare Realty Trust, Inc.	47,200	1,458,008
Healthcare Trust of America, Inc. (Class A Stock)	10,610	312,146

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.	55,600	$928,520
Investa Office Fund (Australia)	159,538	511,860
Kite Realty Group Trust	9,325	258,396
Liberty Property Trust	11,900	398,174
Macerich Co. (The)	7,500	594,300
Mack-Cali Realty Corp.	284,493	6,685,585
Medical Properties Trust, Inc.	66,500	863,170
Merlin Properties Socimi SA (Spain)	54,700	633,990
Mid-America Apartment Communities, Inc.	16,100	1,645,581
National Retail Properties, Inc.	12,100	559,020
New York REIT, Inc.(a)	13,600	137,360
Nippon Prologis REIT, Inc. (Japan)	1,425	3,186,165
NorthStar Realty Europe Corp.	9,116	105,746
NorthStar Realty Finance Corp.	27,450	360,144
Outfront Media, Inc.	25,700	542,270
Parkway Properties, Inc.	42,300	662,418
Pennsylvania Real Estate Investment Trust(a)	35,700	780,045
ProLogis, Inc.	6,600	291,588
Public Storage	28,110	7,753,581
Ramco-Gershenson Properties Trust	19,258	347,222
Redwood Trust, Inc.(a)	58,080	759,686
Sabra Health Care REIT, Inc.	68,500	1,376,165
Segro PLC (United Kingdom)	217,597	1,279,926
Simon Property Group, Inc.	24,800	5,150,712
SL Green Realty Corp.	7,500	726,600
STORE Capital Corp.	102,000	2,639,760
Sun Communities, Inc.	34,652	2,481,430
Taubman Centers, Inc.	3,450	245,743
Terreno Realty Corp.	20,500	480,725
UDR, Inc.	171,305	6,600,382
Urban Edge Properties	53,125	1,372,750
Ventas, Inc.(a)	100,700	6,340,072
VEREIT, Inc.	152,400	1,351,788
Warehouses De Pauw CVA (Belgium)	7,610	722,620
Welltower, Inc.	8,050	558,187
Westfield Corp. (Australia)	469,056	3,591,414
WP Carey, Inc.	14,000	871,360
WP GLIMCHER, Inc.	33,100	314,119

		116,152,151

Real Estate Management & Development — 0.7%
Aeon Mall Co. Ltd. (Japan)	91,800	1,358,198
CapitaLand Ltd. (Singapore)	653,100	1,485,357
Castellum AB (Sweden)	84,900	1,347,791
Cheung Kong Property Holdings Ltd. (Hong Kong)	351,864	2,267,509
China Vanke Co. Ltd. (China) (Class H Stock)	184,000	451,524
Daito Trust Construction Co. Ltd. (Japan)	56,600	8,027,936
Goldcrest Co. Ltd. (Japan)	23,700	354,079
Grand City Properties SA (Germany)	52,641	1,207,327
Hongkong Land Holdings Ltd. (Hong Kong)	221,800	1,328,582
Hysan Development Co. Ltd. (Hong Kong)	1,490,000	6,349,916
Leopalace21 Corp. (Japan)	453,600	2,737,599
Mitsui Fudosan Co. Ltd. (Japan)	92,000	2,291,505
PSP Swiss Property AG (Switzerland)*	5,621	540,486
Sino Land Co. Ltd. (Hong Kong)	940,000	1,493,132
Tokyo Tatemono Co. Ltd. (Japan)	83,700	1,041,129

		32,282,070

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.3%
ComfortDelGro Corp. Ltd. (Singapore)	164,300	$356,100
Covenant Transportation Group, Inc. (Class A Stock)*	22,700	549,113
East Japan Railway Co. (Japan)	79,000	6,814,502
Genesee & Wyoming, Inc. (Class A Stock)*	6,210	389,367
Heartland Express, Inc.	59,100	1,096,305
J.B. Hunt Transport Services, Inc.	54,370	4,580,129
Knight Transportation, Inc.(a)	19,100	499,465
MTR Corp. Ltd. (Hong Kong)	249,500	1,236,548
Roadrunner Transportation Systems, Inc.*	38,600	480,956

		16,002,485

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Semiconductor Engineering, Inc. (Taiwan)	101,000	116,991
Cavium, Inc.*	47,490	2,904,488
Cirrus Logic, Inc.*	31,100	1,132,351
Disco Corp. (Japan)	18,700	1,582,224
Hermes Microvision, Inc. (Taiwan)	12,000	342,500
Monolithic Power Systems, Inc.	115,189	7,330,628
NXP Semiconductors NV (Netherlands)*	33,610	2,724,763
SK Hynix, Inc. (South Korea)	3,561	87,663
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	391,000	1,950,243
Vanguard International Semiconductor Corp. (Taiwan)	157,000	245,279

		18,417,130

Software — 1.5%
Cadence Design Systems, Inc.*	119,519	2,818,258
Callidus Software, Inc.*	76,160	1,270,349
Capcom Co. Ltd. (Japan)	38,600	940,404
Citrix Systems, Inc.*	60,112	4,723,601
Constellation Software, Inc. (Canada)	3,300	1,351,227
Ebix, Inc.	17,000	693,430
Fidessa Group PLC (United Kingdom)	17,753	620,189
Imperva, Inc.*(a)	19,200	969,600
Micro Focus International PLC (United Kingdom)	52,200	1,175,336
Microsoft Corp.	215,350	11,893,781
NCSoft Corp. (South Korea)	6,904	1,531,756
NICE-Systems Ltd. (Israel), ADR	13,100	848,749
Nintendo Co. Ltd. (Japan)	21,400	3,041,973
Oracle Corp.	263,123	10,764,362
Park City Group, Inc.*(a)	39,100	353,464
Paycom Software, Inc.*(a)	34,500	1,228,200
Paylocity Holding Corp.*	21,600	707,184
Playtech PLC (United Kingdom)	51,637	642,738
QLIK Technologies, Inc.*	39,000	1,127,880
Red Hat, Inc.*	41,870	3,119,734
Rovi Corp.*(a)	28,270	579,818
salesforce.com, Inc.*	64,442	4,757,753
SAP SE (Germany)	119,297	9,599,659
SDL PLC (United Kingdom)	50,849	301,438
Square Enix Holdings Co. Ltd. (Japan)	76,700	2,071,938
Synchronoss Technologies, Inc.*(a)	24,400	789,096
Trend Micro, Inc. (Japan)	86,600	3,169,551

		71,091,468

Specialty Retail — 1.1%
Burlington Stores, Inc.*	22,100	1,242,904

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Dick’s Sporting Goods, Inc.	53,862	$2,518,049
Dufry AG (Switzerland)*	11,862	1,456,819
Fast Retailing Co. Ltd. (Japan)	3,800	1,214,193
Foot Locker, Inc.(a)	65,000	4,192,500
GameStop Corp. (Class A Stock)(a)	84,379	2,677,346
Home Depot, Inc. (The)	119,198	15,904,589
Industria de Diseno Textil SA (Spain)	118,515	3,972,585
L Brands, Inc.	21,100	1,852,791
Nitori Holdings Co. Ltd. (Japan)	94,800	8,674,211
Ross Stores, Inc.	84,200	4,875,180
Sac’s Bar Holdings, Inc. (Japan)	39,400	544,951
Seobu T&D (South Korea)*	40,629	788,898
Xebio Holdings Co. Ltd. (Japan)	22,200	354,467

		50,269,483

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	62,000	455,609
Apple, Inc.	339,414	36,992,726
Electronics For Imaging, Inc.*	32,160	1,363,262
EMC Corp.	186,255	4,963,696
NEC Corp. (Japan)	707,000	1,777,386
Samsung Electronics Co. Ltd. (South Korea)	1,461	1,676,654
Wincor Nixdorf AG (Germany)*	11,700	649,031

		47,878,364

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG (Germany)	46,483	5,427,407
Carter’s, Inc.	6,800	716,584
Cosmo Lady China Holdings Co. Ltd. (China)	120,000	97,072
Eclat Textile Co. Ltd. (Taiwan)	14,321	188,686
Fila Korea Ltd. (South Korea)	9,064	754,791
Gildan Activewear, Inc. (Canada) (TSX)(a)	134,000	4,085,775
Gildan Activewear, Inc. (Canada) (NYSE)	20,500	625,455
LVMH Moet Hennessy Louis Vuitton SE (France)	25,026	4,276,364
NIKE, Inc. (Class B Stock)	210,850	12,960,950
Skechers U.S.A., Inc. (Class A Stock)*	26,250	799,313
Steven Madden Ltd.*(a)	41,570	1,539,753
Ted Baker PLC (United Kingdom)	13,800	539,704
VF Corp.	55,420	3,588,999
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,112,000	3,823,087

		39,423,940

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	35,554	1,149,492
Beneficial Bancorp, Inc.*	56,100	768,009
Entegra Financial Corp.*	19,200	333,504
Essent Group Ltd.*	40,500	842,400
EverBank Financial Corp.	99,150	1,496,173
Kearny Financial Corp.	119,500	1,475,825
PB Bancorp, Inc.	42,800	359,092
TFS Financial Corp.	58,350	1,013,539

		7,438,034

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	96,292	5,630,748
Imperial Brands PLC (United Kingdom)	207,570	11,492,545
Japan Tobacco, Inc. (Japan)	323,300	13,456,604

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Reynolds American, Inc.	215,530	$10,843,314
Vector Group Ltd.	32,285	737,389

		42,160,600

Trading Companies & Distributors — 0.4%
Brammer PLC (United Kingdom)	69,482	173,890
Fly Leasing Ltd. (Ireland), ADR	51,700	657,107
ITOCHU Corp. (Japan)	328,700	4,039,341
MISUMI Group, Inc. (Japan)	279,900	4,001,756
Ramirent OYJ (Finland)	86,600	565,555
Rexel SA (France)	364,641	5,197,880
Travis Perkins PLC (United Kingdom)	55,444	1,452,399
WESCO International, Inc.*(a)	7,450	407,292
Wolseley PLC (Switzerland)	51,329	2,897,465

		19,392,685

Transportation Infrastructure — 0.1%
BBA Aviation PLC (United Kingdom)	375,180	1,078,466
DP World Ltd. (United Arab Emirates)	10,039	188,633
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	25,000	222,534
Kamigumi Co. Ltd. (Japan)	140,000	1,317,023

		2,806,656

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	75,120	5,178,022
Beijing Enterprises Water Group Ltd. (China)*	270,000	169,404
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	14,500	96,219
CT Environmental Group Ltd. (China)	1,184,000	348,063
Pennon Group PLC (United Kingdom)	25,918	301,420

		6,093,128

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico) (Class L Stock)	369,100	287,125
China Mobile Ltd. (China)	18,000	199,349
Far EasTone Telecommunications Co. Ltd. (Taiwan)	88,000	197,091
Intouch Holdings PCL (Thailand), NVDR	98,700	178,855
KDDI Corp. (Japan)	380,800	10,160,041
MTN Group Ltd. (South Africa)	23,527	214,858
Rogers Communications, Inc. (Canada) (Class B Stock)	111,300	4,456,285
SK Telecom Co. Ltd. (South Korea)	851	154,209
SoftBank Group Corp. (Japan)	116,800	5,586,550
StarHub Ltd. (Singapore)	1,264,300	3,143,548
Vodafone Group PLC (United Kingdom)	3,611,332	11,475,541

		36,053,452

TOTAL COMMON STOCKS (cost $2,575,641,338)		2,657,417,397

EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI Emerging Markets ETF	38,000	1,301,500
iShares MSCI India ETF	119,700	3,246,264

TOTAL EXCHANGE TRADED FUNDS (cost $5,250,278)		4,547,764

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	24,842	3,153,135

	Shares	Value
PREFERRED STOCKS (Continued)
Banks
Banco Bradesco SA (Brazil) (PRFC)	59,800	$448,377
Itau Unibanco Holding SA (Brazil) (PRFC)	55,020	476,040

		924,417

Chemicals
Braskem SA (Brazil) (PRFC A)	16,700	107,938
Fuchs Petrolub SE (Germany) (PRFC)	25,100	1,118,438
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	13,415	276,550

		1,502,926

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	22,800	2,077,246

TOTAL PREFERRED STOCKS (cost $7,036,903)		7,657,724

	Units
RIGHTS*(l)
Diversified Financial Services
Fubon Financial Holding Co. Ltd., expiring 04/13/16	8,530	—

Household Durables
Cairn Homes PLC (Ireland), expiring 04/13/16*	107,636	4,593

TOTAL RIGHTS (cost $ — )		4,593

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Non-Residential Mortgage-Backed Securities — 0.8%
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,160,718
American Credit Acceptance Receivables Trust,
Series 2015-3, Class A, 144A
1.950%	09/12/19	1,495	1,492,223
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	1,057	1,058,727
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	683	682,314
Citi Held For Asset Issuance,
Series 2015-PM2, Class A, 144A
2.350%	03/15/22	1,368	1,351,981
Series 2015-PM3, Class A, 144A
2.560%	05/16/22	662	662,040
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	724	721,794
Series 2015-C, Class A, 144A
1.770%	06/17/19	3,390	3,383,143
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	1,680	1,686,710
Drive Auto Receivables Trust,
Series 2015-DA, Class A2A, 144A
1.230%	06/15/18	1,408	1,407,442

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	551	$550,262
Series 2015-2A, Class A, 144A
1.540%	11/15/19	2,206	2,197,646
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20	1,093	1,089,919
Series 2016-1, Class A, 144A
2.770%	12/15/20	3,399	3,389,192
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,421,692
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,195,130
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	959,639
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	830,400
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	957,983
Nationstar HECM Loan Trust,
Series 2015-1A, Class A, 144A
3.844%	05/25/18(g)	2,910	2,908,930
Series 2015-2A, Class A, 144A
2.883%	11/25/25	1,187	1,184,633
Series 2016-1A, Class A, 144A^
2.981%	02/25/26	951	951,138
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	390	389,020
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	364	364,638
Series 2014-4, Class B
1.820%	05/15/19	720	720,574
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	1,975	1,967,000
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	613,957

			36,298,845

Residential Mortgage-Backed Securities
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
0.726%(c)	08/25/36	2,100	2,015,623
Vericrest Opportunity Loan Transferee,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	709	708,882

			2,724,505

TOTAL ASSET-BACKED SECURITIES (cost $39,023,244)			39,023,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 2.0%
Aerospace & Defense
Doncaster,
Term Loan B
4.500%	04/10/20	434	$401,723
TransDigm, Inc.,
Term Loan C
2.680%	02/28/20	838	826,912

			1,228,635

Air Freight & Logistics
YRC Worldwide, Inc.,
Initial Term Loan
8.000%	02/12/19	84	66,138

Beverages
Blue Ribbon, LLC,
Initial Term Loan (First Lien)
5.500%	11/05/21	456	452,658

Biotechnology
AMAG Pharmaceuticals, Inc.,
Initial Term Loan
4.750%	08/17/21	279	273,872
Concordia Healthcare Corp.,
Initial Dollar Term Loan
5.250%	10/20/21	135	131,086
Grifols Worldwide Operations Ltd.,
US Tranche Term Loan B
3.433%	03/07/21	486	485,689

			890,647

Building Products
Builders FirstSource, Inc.,
Initial Term Loan
6.000%	07/31/22	249	246,366
Filtration Group Corp.,
Term Loan (First Lien)
4.250%	11/15/20	124	123,110
Jeld-Wen, Inc.,
Term Loan B-1
4.750%	06/26/22	124	123,792
Nortek, Inc.,
Incremental Term Loan 1
3.500%	10/30/20	248	240,361
Royal Holdings,
Initial Term Loan (First Lien)
4.500%	06/17/22	213	206,933
Initial Term Loan (Second Lien)
8.500%	06/19/23	125	117,500

			1,058,062

Capital Markets
GCA Savvian Corp.,
Term Loan (First Lien)
5.750%	03/01/23	225	225,564
Gemini HDPE LLC,
Advance Term Loan
4.750%	07/24/21	404	398,808

			624,372

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals — 0.1%
American Rock Salt Co. LLC,
Closing Date Term Loan
4.750%	05/16/21	737	$669,942
Chromaflo Technologies Corp.,
Term Loan B (First Lien)
4.500%	12/02/19	247	235,713
GCP Applied Technologies Inc.,
Term Loan
5.250%	02/03/22	125	125,104
Kraton Performance Polymers, Inc.,
Initial Term Loan
6.000%	01/06/22	175	164,646
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	648	642,266
Initial Term Loan (Second Lien)
9.750%	04/30/20	630	625,096
MacDermid, Inc.,
Tranche Term Loan B-2
5.500%	06/07/20	247	237,887
Tranche Term Loan B-3
5.500%	07/07/20	374	360,143
Metal Services LLC,
New Term Loan
6.000%	06/30/17	122	116,049
OCI Beaumont LLC,
Term Loan B-3
7.750%	08/20/19	363	364,719
Orion Engineered Carbons GmbH,
Initial Dollar Term Loan
5.000%	07/25/21	455	456,016
Schulman (A.), Inc.,
Initial US Term Loan B
4.000%	05/11/22	179	174,184
Styrolution US Holding LLC,
Dollar Tranche Term Loan B-1 (First Lien)
6.500%	10/31/19	494	495,337
Trinseo Group,
Term Loan B
4.250%	10/28/21	164	162,671
Tronox, Inc.,
Term Loan B
4.500%	03/19/20	243	225,549

			5,055,322

Commercial Services
McGraw Hill Financial, Inc.,
Term Loan B
4.750%	03/22/19	275	272,391

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	403	398,917
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	247	238,188
Brickman Group Ltd. (The),
Initial Term Loan (First Lien)
4.000%	12/18/20	124	121,686

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	450	$429,460
Hertz Corp. (The),
Tranche Term Loan B-2
3.000%	03/11/18	458	455,221
KAR Auction Services, Inc.,
Tranche Term Loan B-3
4.250%	03/09/23	180	180,000
Laureate Education, Inc.,
New Extended Term Loan (2018 Series)
5.000%	06/16/18	1,221	1,050,349
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	652	634,416
TransUnion LLC,
2015 Term Loan B-2
3.500%	04/09/21	495	489,588

			3,997,825

Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
4.250%	06/24/22	402	400,624
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	09/24/21	493	487,617
Initial Term Loan (Second Lien)
7.750%	09/24/22	250	232,500
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	970	965,015
Term Loan E
3.750%	01/06/21	453	451,168
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	478	461,391
Caraustar Industries, Inc.,
Incremental Term Loan
8.000%	05/01/19	244	238,004
Charter NEX Films, Inc.,
Initial Term Loan (First Lien)
5.250%	01/30/22	239	236,477
Consolidated Container Co. LLC,
Term Loan B
7.750%	01/03/20	750	570,000
Goodpack Ltd.,
Initial Term Loan (First Lien)
4.750%	09/09/21	411	349,223
Novolex,
Term Loan (First Lien)
6.000%	12/04/21	371	370,167
Owens Illinois, Inc.,
Facility Term Loan B
3.500%	08/05/22	247	246,824

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	04/08/21	298	$287,916

			5,296,926

Distributors
Aramark Corp.,
US Term Loan F
3.250%	02/19/21	486	484,474

Diversified Consumer Services
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/11/21	372	361,952
KC MergerSub, Inc.,
Initial Term Loan (First Lien)
6.000%	08/13/22	249	245,641
Initial Term Loan (Second Lien)
10.250%	08/13/23	75	72,375
Nord Anglia Education Finance LLC,
Initial Term Loan
5.000%	03/21/21	356	348,108
Servicemaster Co. LLC (The),
Initial Term Loan
4.250%	06/30/21	494	493,532

			1,521,608

Diversified Financial Services
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
New Loan
3.500%	04/30/20	250	249,895
CPI Acquisition, Inc.,
Term Loan (First Lien)
5.500%	08/14/22	180	178,026
Fly Funding II Sarl,
Term Loan
3.500%	08/09/19	355	351,561
T-Mobile USA, Inc.,
Senior Lien Term Loan
3.500%	11/03/22	249	250,233
TransFirst, Inc.,
Term Loan B-1
4.750%	11/12/21	25	24,762
WP Mustang Holdings LLC,
Term Loan (First Lien)
5.500%	05/29/21	365	361,118

			1,415,595

Diversified Telecommunication Services — 0.1%
Altice Financing,
Dollar Denominated Tranche Loan
5.250%	01/30/22	248	247,763
Term Loan
5.500%	06/24/19	1,960	1,960,390
FairPoint Communications, Inc.,
Term Loan
7.500%	02/14/19	369	365,227
Level 3 Financing, Inc.,
2020 Tranche Term Loan B
4.000%	01/15/20	400	400,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
2022 Tranche Term Loan B-2
3.500%	05/31/22	500	$498,750
Mitel US Holdings, Inc.,
2015 Term Loan
5.500%	04/13/22	168	167,560
Numericable US LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	270	267,733
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	234	231,625
Term Loan B-6
4.750%	01/22/23	125	123,828
Securus Technologies Holdings, Inc.,
2015 Incremental Term Loan (Term Loan)
5.250%	04/30/20	25	23,017
Initial Term Loan (First Lien)
4.750%	04/17/20	489	451,092
Initial Term Loan (Second Lien)
9.000%	04/17/21	125	115,375
Virgin Media Investments Holdings Ltd.,
Facility Loan F
3.500%	06/30/23	337	333,504

			5,186,564

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/18	30	29,085
Term Loan B
6.375%	08/13/19	456	437,602
Atlantic Power Ltd. Partnership,
Term Loan
4.750%	02/20/21	235	234,538
Empire Generating Co. LLC,
Advance Term Loan B
5.250%	03/13/21	280	231,986
Advance Term Loan C
5.250%	03/13/21	20	17,014
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	315	314,475
Essential Power LLC,
Term Loan
4.750%	08/08/19	481	461,422
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	145	95,163
InterGen NV,
Advance Term Loan
5.500%	06/13/20	490	431,950
Longview Power LLC,
Advance Term Loan B
7.000%	04/08/21	248	218,350

			2,471,585

Electrical Equipment
AlixPartners, LLP,
Initial Term Loan
4.500%	07/23/22	214	212,766

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electrical Equipment (cont’d.)
Generac Power Systems, Inc.,
Term Loan
3.500%	05/31/20	399	$395,669

			608,435

Electronic Equipment, Instruments & Components
Cable Wire,
Term Loan B-2
—%(p)	12/02/22	69	68,406
—%(p)	12/02/22	56	56,004
CDW Corp.,
Term Loan
3.250%	04/29/20	490	488,027

			612,437

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	07/31/20	246	85,971
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/16/21	373	170,385
Moxie Patriot LLC,
Advance Construction Term Loan B-1
6.750%	12/18/20	500	445,000
Panda Sherman Power LLC,
Construction Term Loan Advance
9.000%	09/14/18	245	207,167
Panda Stonewall Power Project,
Advance Conversion Term Loan B-1
6.500%	10/31/17	345	320,850

			1,229,373

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Term Loan B-2
5.500%	08/11/21	1,678	1,678,050
Term Loan B-3
5.125%	08/11/21	238	237,500
BJ’s Wholesale Club, Inc.,

—%(p)	09/26/19	250	243,750
GOBP Holdings Inc.,
Initial Term Loan (First Lien)
4.750%	10/15/21	494	480,583
Performance Food Group, Inc.,
Initial Term Loan (Second Lien)
6.000%	11/14/19	308	307,643

			2,947,526

Food Products — 0.1%
B&G Foods, Inc.,
Tranche Term Loan B
3.750%	10/22/22	213	214,326
Candy Intermediate Holdings, Inc.,
Initial Term Loan
7.500%	06/18/18	490	489,836
Green Mountain Coffee Roasters, Inc.,
USD Term Loan B
5.250%	03/03/23	213	213,533

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
JBS USA LLC,
2015 Incremental Term Loan
4.000%	10/30/22	249	$247,712
New HB Acquisition LLC,
Term Loan B (First Lien)
4.500%	07/29/22	109	109,279
Term Loan B (Second Lien)
8.500%	07/29/23	15	14,400
Pinnacle Foods Finance LLC,
Tranche Term Loan I
3.750%	01/13/23	85	85,045
Post Holdings, Inc.,
Incremental Term Loan (Series A)
3.750%	05/28/21	73	73,346
Shearer’s Foods LLC,
Term Loan (First Lien)
4.938%	06/19/21	315	310,472
Term Loan (Second Lien)
7.750%	06/19/22	340	312,800

			2,070,749

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan B
6.375%	06/11/22	139	137,678
ConvaTec, Inc.,
Dollar Term Loan
4.250%	12/22/16	118	116,937
Hill-Rom Holdings, Inc.,
Initial Term Loan B
3.500%	09/08/22	233	233,125
Integra Telecom Holdings, Inc.,
Term Loan B-1
5.250%	08/08/20	497	467,265
Lully Finance,
Initial Term Loan B-1 (First Lien)
5.000%	10/17/22	284	279,766
Initial Term Loan B-1 (Second Lien)
9.500%	10/16/23	75	67,500
Tekni-Plex,
Initial Term Loan (Second Lien)
8.750%	06/01/23	125	116,875
Tranche Term Loan B-1 (First Lien)
4.500%	06/01/22	372	365,364

			1,784,510

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term Loan
—%(p)	08/20/19	250	249,375
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	201	201,245
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.750%	12/31/19	273	268,195
2021 Incremental Term Loan H
4.000%	01/27/21	968	950,409

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
DaVita Healthcare Partners, Inc.,
Tranche Term Loan B
3.500%	06/19/21	366	$365,977
Drumm Investors LLC (Golden Living),
Term Loan
6.750%	05/04/18	153	148,080
Envision Healthcare Corp.,
Tranche Term Loan B-2
4.500%	11/06/22	249	249,375
HCA, Inc.,
Tranche Term Loan B-4
3.381%	05/01/18	246	245,480
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	293	240,553
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	156	150,916
Life Time Fitness, Inc.,
Closing Date Term Loan
4.250%	06/04/22	303	298,645
U.S. Renal Care, Inc.,
Term Loan (Second Lien)
9.000%	11/17/23	250	245,938
Term Loan B
5.250%	11/17/22	623	621,100

			4,235,288

Healthcare Equipment & Services
DJO Finance LLC,
Initial Term Loan
4.250%	06/08/20	284	277,848

Healthcare Equipment & Supplies
CNT Holdings III Corp.,
Term Loan (First Lien)
5.250%	01/22/23	250	249,896

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness USA, Inc.,
Term Loan
4.750%	05/20/21	442	427,756
American Casino & Entertainment LLC,
Term Loan
4.750%	06/18/22	218	219,010
Aristocrat Leisure Ltd.,
Initial Term Loan
4.750%	09/29/21	469	469,752
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	604	555,878
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
6.250%	04/10/21	1,277	1,037,766
CCM Merger, Inc.,
Term Loan
4.500%	08/30/21	336	335,264
Cirque du Soleil,
Initial Term Loan (First Lien)
5.000%	06/25/22	124	118,208

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Initial Term Loan (Second Lien)
9.250%	06/25/23	45	$40,388
Eldorado Resorts, Inc.,
Initial Term Loan
4.250%	07/16/22	203	203,632
Four Seasons Holdings, Inc. (Canada),
2013 Term Loan (First Lien)
3.500%	06/27/20	196	195,136
Term Loan (Second Lien)
6.250%	12/28/20	250	246,458
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	08/05/22	237	236,687
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21	213	209,546
MGM Resorts International,
Term Loan B
3.500%	12/20/19	124	123,360
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/15/18	596	574,473
Red Lobster Management LLC,
Initial Term Loan (First Lien)
6.250%	07/28/21	261	258,741
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	249	240,644
Initial Term Loan B-2
6.000%	09/17/21	741	716,207
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	423	421,059
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
5.250%	06/30/20	240	237,839

			6,867,804

Household Durables
At Home Holding III, Inc.,
Term Loan
5.000%	05/19/22	114	109,572

Household Products
Spectrum Brands, Inc.,
USD Term Loan
3.500%	06/23/22	256	256,658

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Term Loan
4.000%	10/09/19	772	767,014
Dynegy, Inc.,
Term Loan
—%(p)	04/23/20	250	245,469
ExGen Renewables LLC,
Term Loan B
5.250%	02/06/21	430	428,998

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
TerraForm AP Acquisition Holdings LLC,
Term Loan
6.250%	06/27/22	240	$215,694
Terra-Gen Finance Co. LLC,
Term Loan
5.250%	11/26/21	241	203,765
TPF Generation Holdings LLC,
Term Loan
4.750%	12/31/17	372	330,924

			2,191,864

Insurance
AssuredPartners, Inc.,
Term Loan (First Lien)
5.750%	10/16/22	249	248,128
Asurion LLC,
Incremental Tranche Term Loan B-1
5.000%	05/24/19	304	299,444
Incremental Tranche Term Loan B-4
5.000%	03/03/21	165	153,811
5.000%	08/04/22	662	648,133
HUB International Ltd.,
New Initial Term Loan
4.000%	10/02/20	497	483,412

			1,832,928

Internet
Zayo Group,
2016 Incremental Facility Term Loan
4.500%	05/06/21	70	69,978

Internet Services
Ellucian, Inc.,
Closing Date Term Loan
4.750%	09/30/22	548	537,371

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	05/19/22	689	677,054
Leighton Services,
USD Term Loan B
5.500%	05/07/22	172	171,445
Merrill Communications LLC,
Initial Term Loan
6.250%	05/29/22	344	278,384
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/10/21	314	300,514
Term Loan (Second Lien)
8.250%	06/10/22	140	112,700
ProQuest LLC,
Initial Term Loan
5.750%	09/24/21	494	477,693
TTM Technology, Inc.,
Term Loan B
6.000%	05/07/21	469	444,256

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Internet Software & Services (cont’d.)
ViaWest, Inc.,
Term Loan
4.500%	03/26/22	189	$185,746

			2,647,792

IT Services — 0.1%
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.250%	03/15/19	243	236,683
First Data Corp.,
Term Loan C-1
3.932%	03/24/18	1,211	1,207,527
Global Payments, Inc.,
Initial Term Loan
6.433%	03/31/23	220	221,100
Healthport Technologies,
Initial Term Loan
5.250%	12/01/21	248	243,783
Presidio, Inc.,
Refinancing Term Loan
5.250%	02/02/22	237	231,258
Science Applications International Corp.,
Incremental Tranche Term Loan B
3.750%	04/21/22	233	233,918

			2,374,269

Leisure Products
SRAM LLC,
Term Loan (First Lien)
5.250%	04/10/20	450	368,701

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/05/19	140	138,164
Term Loan B (First Lien)
5.500%	11/05/19	326	322,383

			460,547

Machinery
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/03/21	123	116,264
SIG Combibloc Group,
Initial Dollar Term Loan
4.250%	03/11/22	357	354,805
TNT Crane & Rigging, Inc.,
Initial Term Loan (First Lien)
9.000%	11/27/20	112	82,570
Term Loan (Second Lien)
5.250%	11/27/21	500	347,500

			901,139

Marine
Commercial Barge Line Co.,
Initial Term Loan (First Lien)
9.750%	11/06/20	250	222,500

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Marine (cont’d.)
Penn Products Terminals LLC,
Tranche Term Loan B
4.750%	04/02/22	121	$110,216

			332,716

Media — 0.1%
Acosta, Inc.,
Tranche Term Loan B-1
4.250%	09/26/21	248	242,576
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	69	67,963
Term Loan (Second Lien)
7.500%	07/25/22	125	122,594
AMC Entertainment, Inc.,
Initial Term Loan
4.000%	12/10/22	125	124,869
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/06/20	435	432,837
Charter Communications Operating LLC,
Term Loan
5.250%	01/23/23	125	125,022
Term Loan E
3.000%	07/01/20	980	975,409
Creative Artists Agency,
Incremental Term Loan
5.500%	12/17/21	296	295,262
CSC Holdings LLC,
Initial Term Loan
5.000%	09/25/22	250	245,469
Getty Images, Inc.,
Initial Term Loan
4.750%	09/28/19	360	268,206
iHeartCommunications, Inc.,
Tranche Term Loan D
7.183%	01/30/19	750	512,188
ION Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	247	242,966
Liberty Cablevision of Puerto Rico LLC,
Initial Term Loan (Second Lien)
7.750%	06/30/23	250	230,000
Term Loan B (First Lien)
4.500%	01/07/22	125	119,000
Outfront Media Capital LLC,
Term Loan
3.000%	01/31/21	469	465,527
Regal Cinemas Corp.,
Term Loan
3.750%	03/27/22	104	104,310
Research Now Group, Inc.,
Term Loan (First Lien)
5.500%	03/19/21	89	86,873
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B-9
4.750%	08/14/20	495	489,328

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Varsity Brands,
Initial Term Loan (First Lien)
5.000%	12/10/21	371	$368,770
Wide Open West Finance LLC,
Replacement Term Loan B
4.500%	04/01/19	248	245,102

			5,764,271

Metals & Mining
Essar Steel Algoma Inc.,
Initial Term Loan
9.000%	08/07/19	495	79,200
FMG Resources Pty Ltd.,
Term Loan
4.250%	06/30/19	367	309,705
John Maneely Co.,
Term Loan
4.750%	04/01/17	241	239,982
LBM Holdings LLC,
Initial Term Loan (First Lien)
6.250%	08/18/22	249	237,556
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	124	45,380

			911,823

Multiline Retail — 0.1%
Family Tree Escrow LLC,
Term Loan B-1
3.500%	06/09/22	346	346,108
J.C. Penney Co., Inc.,
Term Loan
6.000%	05/22/18	1,469	1,469,245
Sears Holdings Corp.,
2015 Term Loan
5.500%	06/30/18	745	702,721

			2,518,074

Multi-Utilities
Alliant Holdings I LLC,
Initial Term Loan
4.500%	07/27/22	497	490,656

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/26/18	548	545,287
Bright Horizons Family Solutions, Inc.,
Term Loan B-1
4.250%	01/30/20	247	246,309
Chelsea Petroleum,
Tranche Term Loan B
5.250%	10/28/22	123	114,062
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/12/21	250	144,750
CITGO Holding, Inc.,
Term Loan
9.500%	05/09/18	118	117,910

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Crestwood Holdings LLC,
Term Loan B-1
7.000%	06/19/19	361	$169,702
Houston Fuel Oil Terminal Co. LLC,
Tranche Term Loan B
4.250%	07/31/21	607	546,039
Murray Energy Corp.,
Term Loan B-1
7.000%	04/09/17	204	125,175
Term Loan B-2
7.500%	04/09/20	744	379,331
OSG Bulk Ships, Inc.,
Initial Term Loan
5.250%	07/07/19	223	202,154
Southcross Energy Partners LP,
Initial Term Loan
5.250%	07/29/21	69	48,830
Term Loan
7.500%	07/29/21	123	10,777
Veresen Midtsream LP,
Tranche Term Loan B-1
5.250%	02/27/22	173	159,390

			2,809,716

Pharmaceuticals — 0.1%
Alvogen Pharma US, Inc.,
Term Loan (First Lien)
6.000%	04/02/22	142	139,830
Endo Pharmaceutical Holdings, Inc.,
2015 Incremental Term Loan B
3.750%	06/24/22	374	367,692
Horizon Pharma PLC,
2015 Term Loan
4.500%	04/28/21	358	343,426
Pharmaceutical Product Development, Inc.,
Initial Term Loan
4.250%	08/06/22	497	491,595
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan A (Series A-3)
2.890%	10/20/18	118	111,723
Tranche Term Loan B (Series D-2)
5.250%	02/13/19	464	438,113
Tranche Term Loan B (Series E-1)
3.750%	08/05/20	523	490,778
Tranche Term Loan B (Series F-1)
4.000%	04/01/22	299	282,065
Vizient, Inc.,
Initial Term Loan
6.250%	02/13/23	375	376,563

			3,041,785

Professional Services
Ceridian HCM Holding, Inc.,
Initial Term Loan
4.500%	09/15/20	222	214,966

Real Estate Investment Trusts (REITs)
Communications Sales & Leasing, Inc.,
Term Loan
5.000%	10/16/22	124	119,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
NorthStar Realty Finance Corp.,
Initial Term Loan
4.625%	01/30/23	200	$198,036
Schumacher Homes,
Initial Term Loan (First Lien)
5.000%	07/29/22	249	244,397

			562,060

Real Estate Management & Development
DTZ Worldwide Ltd.,
Additional Term Loan 2015-1
4.250%	11/04/21	741	730,160
Initial Term Loan (Second Lien)
9.250%	11/04/22	125	123,438
Realogy Group LLC,
2014 Initial Term Loan B
3.750%	03/05/20	733	731,144
Wash MultiFamily Acquisition, Inc.,
Initial US Term Loan (First Lien)
4.250%	05/04/22	287	279,310
Initial US Term Loan (Second Lien)
8.000%	05/04/23	35	34,038

			1,898,090

Restaurants
Burger King,
Term Loan B-2
3.750%	12/12/21	753	751,989

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Dollar Loan B-1
4.250%	12/31/22	500	497,153
Microsemi Corp.,
Closing Date Term Loan B
5.250%	12/16/22	232	232,428
NXP Semiconductors NV,
Tranche Term Loan B
3.750%	12/07/20	249	249,881
ON Semiconductor Corp.,
Closing Date Term Loan
5.250%	03/31/23	250	250,250

			1,229,712

Software — 0.1%
BMC Foreign Holding Co.,
USD Initial Foreign Term Loan
5.000%	09/10/20	130	108,296
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	1,111	922,309
Epicor Software Corp.,
Term Loan B
4.750%	05/21/22	372	350,973
Informatica Corp.,
Dollar Term Loan
4.500%	08/05/22	498	487,663
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	03/11/21	491	472,521

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Lawson Software, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	382	$369,738
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	386	341,184
SolarWinds Holdings, Inc.,
Initial US Term Loan (First Lien)
6.500%	02/03/23	250	246,875
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	03/03/23	125	124,643
SS&C Technologies Holdings, Inc.,
Term Loan B-1
4.000%	06/29/22	199	199,739
Term Loan B-2
4.000%	06/29/22	29	28,953

			3,652,894

Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.000%	06/16/22	352	333,995
Bass Pro Group, LLC,
2015 New Term Loan
4.000%	06/05/20	125	119,074
David’s Bridal, Inc.,
Initial Term Loan
5.250%	10/11/19	125	112,188
J. Crew Group, Inc.,
Initial Term Loan
4.000%	03/05/21	266	206,566
Party City Holdings, Inc.,
Term Loan
4.250%	08/06/22	368	364,333
Petco Animal Supplies, Inc.,
Tranche Term Loan B-1
5.750%	01/26/23	250	249,102
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	03/10/22	620	617,133
Sports Authority, Inc. (The),
Term Loan B
7.500%	11/16/17	453	63,469
Staples, Inc.,
Term Loan
4.750%	02/02/22	250	249,241

			2,315,101

Technology Hardware, Storage & Peripherals
Oberthur Technologies Holding SAS,
Tranche Term Loan B-2
4.500%	10/10/19	411	402,451
Western Digital Corp.,
Term Loan
—%(p)	03/30/23	200	197,438

			599,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Thrifts & Mortgage Finance
Ocwen Loan Servicing LLC,
Initial Term Loan
5.500%	02/15/18	135	$132,045

Tobacco
Reynolds American, Inc.,
Incremental US Term Loan
4.500%	12/28/18	512	511,349

Trading Companies & Distributors
GYP Holdings III Corp.,
Term Loan (First Lien)
4.750%	04/01/21	247	234,488
Univar, Inc.,
Initial Dollar Term Loan
4.250%	06/25/22	124	122,276

			356,764

Transportation
Navios Maritime Partners LP (Mauritania),
Term Loan
5.250%	06/27/18	124	107,957

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	03/31/21	491	412,155

Wireless Telecommunication Services — 0.1%
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	993	988,778
Digicel International Finance Ltd.,
Tranche Term Loan D-1
3.810%	03/31/17	34	32,608
Tranche Term Loan D-2
3.827%	03/31/19	249	237,952
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	949	884,640
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20	808	798,362

			2,942,340

TOTAL BANK LOANS (cost $99,219,742)			94,213,839

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.543%(c)	06/10/49	699	716,046
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	3,919	4,042,190
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	374	379,312
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.836%(c)	12/15/27	2,836	2,815,108

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	$738,977
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	696,876
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,045	1,058,562
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.844%(c)	06/10/46	111	110,887
Series 2006-C8, Class A1A
5.292%	12/10/46	1,147	1,162,806
Series 2014-CR15, Class A2
2.928%	02/10/47	923	951,561
Series 2014-CR19, Class XA, IO
1.443%(c)	08/10/47	5,404	358,304
Series 2014-CR20, Class XA, IO
1.354%(c)	11/10/47	4,554	312,970
Series 2014-UBS3, Class A2, IO
2.844%	06/10/47	960	990,653
Series 2014-UBS4, Class XA, IO
1.424%(c)	08/10/47	4,554	311,852
Series 2014-UBS6, Class XA, IO
1.215%(c)	12/10/47	3,052	183,310
Credit Suisse Mortgage Capital Certificates,
Series 2015-TOWN, Class A, 144A
1.686%(c)	03/15/17	3,042	3,019,435
Series 2015-TOWN, Class B, 144A
2.336%(c)	03/15/17	274	266,472
Series 2015-TOWN, Class C, 144A
2.686%(c)	03/15/17	267	257,952
Series 2015-TOWN, Class D, 144A
3.636%(c)	03/15/17	404	390,843
FHLMC Multifamily Structured Pass-Through Certificates,
Series K030, Class A2
3.250%(c)	04/25/23	1,931	2,083,925
Series K032, Class A2
3.310%(c)	05/25/23	4,621	5,006,599
Series K034, Class A2
3.531%(c)	07/25/23	4,643	5,094,549
Series K035, Class A2
3.458%(c)	08/25/23	390	426,102
Series K036, Class A2
3.527%(c)	10/25/23	1,022	1,120,848
Series K038, Class A2
3.389%	03/25/24	622	675,846
Series K716, Class A2
3.130%	06/25/21	2,186	2,336,690
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class AFX, 144A
3.235%	12/15/19	3,000	3,098,711
GCCFC Commercial Mortgage Trust,
Series 2006-GG7, Class A4
5.892%(c)	07/10/38	603	603,942
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(c)	12/10/49	846	866,783

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2006-GG8, Class A4
5.560%	11/10/39	535	$538,419
Series 2014-GSFL, Class A, 144A
1.436%(c)	07/15/31	827	826,484
Series 2015-GC34, Class XA, IO
1.533%(c)	10/10/48	4,190	381,748
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,078,367
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.686%(c)	11/15/29	1,314	1,302,027
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
5.935%(c)	04/17/45	800	800,060
Series 2012-CBX, Class XA, IO
1.875%(c)	06/15/45	12,919	809,030
Series 2014-BXH, Class A, 144A
1.336%(c)	04/15/27	2,000	1,958,879
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.900%(c)	07/15/44	5,635	5,818,426
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	927	934,015
Series 2007-C7, Class A3
5.866%(c)	09/15/45	808	850,069
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.305%(c)	10/15/48	4,790	378,187
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	110	110,340
Series 2007-T27, Class A1A
5.645%(c)	06/11/42	912	947,176
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	799,241
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572%	10/15/48	5,095	5,137,756
Series 2006-C29, Class A1A
5.297%	11/15/48	6,175	6,270,055
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,307,663
Series 2007-C31, Class A4
5.509%	04/15/47	9,250	9,384,428
Series 2007-C33, Class A4
5.946%(c)	02/15/51	8,657	8,919,740
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.276%(c)	11/15/48	4,489	346,578

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,109,480)			96,976,799

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS — 10.0%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	$1,066,696
3.800%	10/07/24	963	987,421
4.750%	10/07/44(a)	208	217,016

			2,271,133

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,802,503
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	976,953
3.500%	06/15/22(a)	710	755,176
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	501,341
3.750%	07/21/22	1,215	1,268,465
4.250%	07/21/25	500	531,803
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20(a)	303	316,863
4.000%	06/12/22	945	1,026,935
4.450%	06/12/25	987	1,085,939
5.700%	08/15/35(a)	391	457,261
5.850%	08/15/45	1,000	1,221,161

			9,944,400

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,438,674
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	906	908,966
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19(a)	1,000	1,003,621
3.000%	06/12/17	1,000	1,013,202
4.250%	09/20/22	1,200	1,283,542
5.875%	08/02/21(a)	750	859,606
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	84,137
5.200%	04/01/45(a)	1,202	1,129,967
6.600%	04/01/36	380	418,148
6.750%	04/01/46(a)	612	695,702
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18	960	959,783
3.150%	01/15/20	950	952,890
3.200%	07/13/20(a)	900	897,988
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,065	2,078,247
3.000%	10/30/20	1,060	1,076,084

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	$1,710,762

			17,511,319

Banks — 2.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19	4,700	4,779,477
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	1,500	1,588,929
Sub. Notes
3.950%	04/21/25(a)	1,000	994,956
6.110%	01/29/37	1,468	1,688,018
Sub. Notes, MTN
4.200%	08/26/24	1,382	1,407,277
4.250%	10/22/26(a)	520	527,752
4.450%	03/03/26(a)	620	638,717
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25(a)	1,040	1,038,265
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	471,144
2.350%	09/08/19	720	725,931
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	974	967,386
3.250%	01/12/21(a)	1,040	1,035,544
4.375%	01/12/26	200	196,264
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	723,229
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	781	797,734
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	950	960,092
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,070	1,075,825
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.550%	04/08/19(a)	1,180	1,197,634
8.125%	07/15/39	167	247,046
Sub. Notes
4.400%	06/10/25(a)	1,970	2,008,833
4.600%	03/09/26(a)	420	430,640
5.500%	09/13/25	1,857	2,032,132
6.675%	09/13/43	500	606,015
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT
2.500%	03/14/19	630	635,490
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	948,600
Citizens Financial Group, Inc.,
Sub. Notes
4.350%	08/01/25	965	998,970

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	$873,082
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN
2.550%	03/15/21(a)	1,690	1,714,583
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	821,257
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22(a)	1,170	1,164,472
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21(a)	700	714,020
Sub. Notes
6.000%	02/15/18	870	927,347
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19(a)	1,130	1,143,802
Sub. Notes
4.500%	04/01/25	500	434,575
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,890,133
4.200%	08/08/23(a)	284	296,858
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	483,519
3.200%	08/09/21	1,500	1,498,350
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,290,643
8.250%	03/01/38	1,230	1,792,074
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,320,063
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,824,532
3.500%	01/23/25	250	252,332
3.750%	02/25/26(a)	750	769,181
4.750%	10/21/45	540	564,418
6.250%	02/01/41(a)	691	859,146
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,549,896
Sub. Notes
5.150%	05/22/45	325	330,162
6.750%	10/01/37	150	179,165
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,370,822
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	1,187	1,192,149
Sub. Notes, 144A
5.017%	06/26/24	600	561,866
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	3,631	3,693,217

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.350%	01/28/19	3,424	$3,488,330
4.625%	05/10/21	700	776,098
5.400%	01/06/42	751	896,879
5.600%	07/15/41	125	153,489
Sub. Notes
3.875%	09/10/24	723	741,473
4.125%	12/15/26(a)	952	988,223
5.625%	08/16/43	125	143,959
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19	630	635,709
2.500%	12/15/19	710	719,069
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,520,607
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21(a)	1,260	1,283,740
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	1,970	1,955,956
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.450%	04/16/19	1,200	1,211,906
Morgan Stanley,
Sr. Unsec’d. Notes
2.500%	01/24/19	945	961,504
2.650%	01/27/20(a)	710	720,497
4.300%	01/27/45(a)	260	261,623
6.375%	07/24/42	612	802,342
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24	900	929,538
3.875%	01/27/26(a)	770	803,271
Sub. Notes
3.950%	04/23/27(a)	100	100,106
4.875%	11/01/22	1,930	2,091,048
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19	470	478,449
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	250	261,201
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19	1,418	1,439,440
2.250%	07/02/19	1,500	1,523,765
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24(a)	171	179,855
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	950	948,369
Sub. Notes
6.450%	06/26/37	559	669,369
Sub. Notes, BKNT
7.500%	05/15/18	1,750	1,928,438
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/08/21	633	638,265

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.350%	10/30/20(a)	1,050	$1,063,180
Sub. Notes, MTN
4.650%	01/27/26	791	804,576
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	1,220	1,172,896
6.000%	12/19/23(a)	2,443	2,474,270
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,865	1,895,390
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	642,083
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18(a)	2,000	2,013,866
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	710	709,089
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19	720	730,875
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19	1,500	1,526,921
Sub. Notes
5.375%	11/02/43	767	866,947
Sub. Notes, MTN
4.100%	06/03/26	100	104,955
4.300%	07/22/27	710	753,341
4.650%	11/04/44	1,050	1,079,356
4.900%	11/17/45	250	268,336

			108,592,163

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	1,441	1,446,649
2.650%	02/01/21	1,310	1,346,139
3.300%	02/01/23(a)	1,310	1,361,906
3.650%	02/01/26(a)	2,569	2,701,594
4.000%	01/17/43	160	157,445
4.700%	02/01/36(a)	1,259	1,360,607
4.900%	02/01/46(a)	1,259	1,407,010
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	2,362	2,414,739

			12,196,089

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17	960	961,887
2.125%	05/01/20	960	971,765
2.200%	05/22/19(a)	410	419,422
3.875%	11/15/21(a)	1,500	1,625,787
5.375%	05/15/43(a)	376	428,192

			4,407,053

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Building Materials
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	$614,575

Chemicals — 0.1%
Albemarle Corp.,
Gtd. Notes
3.000%	12/01/19	710	714,251
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	973,016
2.450%	05/01/20	1,355	1,337,820
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	865,962
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34(a)	976	922,588

			4,813,637

Coal
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	125	16,563

Commercial Services — 0.1%
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	65,475
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	653,488
McGraw Hill Financial, Inc.,
Gtd. Notes
3.300%	08/14/20	970	1,003,476
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22	855	929,258
5.250%	07/15/44	340	378,379

			3,030,076

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	436	423,932
4.375%	05/13/45	233	243,966
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
3.600%	10/15/20(a)	1,315	1,367,391
4.400%	10/15/22(a)	1,160	1,211,942
6.200%	10/15/35(a)	234	230,243
6.350%	10/15/45	234	229,971

			3,707,445

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.634%(c)	12/15/19	750	738,750

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.3%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18	765	$757,350
3.875%	04/01/21(a)	2,470	2,510,138
4.750%	03/01/20(a)	500	522,250
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19(a)	1,710	1,704,138
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	447,945
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)	124	120,694
3.950%	11/06/24	250	247,571
5.200%	04/27/22	1,740	1,860,592
6.450%	06/12/17	800	838,583
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	516	526,853
3.750%	12/01/25(a)	839	856,478
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
4.875%	08/01/25	556	591,662
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	710	759,278
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	357,889
3.000%	08/15/19	526	534,339
3.750%	08/15/21(a)	795	816,089
4.250%	08/15/24(a)	500	508,435
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	813,439
4.300%	12/14/45	212	231,930
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	728,173

			15,733,826

Diversified Machinery
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	03/06/23	630	640,406
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	531,298

			1,171,704

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
3.635%(c)	06/01/19	190	183,350
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,720,588
2.950%	12/15/22	500	506,331

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	$999,541
2.400%	02/01/20	710	723,434
4.500%	02/01/45	296	315,123
5.150%	11/15/43	380	439,541
6.125%	04/01/36	675	835,668
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	382,420
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	217,911
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66	4,346	3,672,370
Sr. Unsec’d. Notes
1.250%	03/15/17	1,000	999,718
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43	742	844,931
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	108,741
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,696,593
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	499,478
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22(a)	710	752,903
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	617,097
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	300	299,522
2.850%	06/15/20(a)	442	451,058
Sr. Unsec’d. Notes, 144A
3.950%	06/15/25	973	1,008,422
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18(a)	1,853	1,870,650
4.250%	03/15/23	1,500	1,561,458
7.375%	11/15/31	200	242,913
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	102,897
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	976,649
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	446,196
5.250%	02/15/43	250	284,545
5.450%	09/15/20	1,230	1,373,492

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	$435,436
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	165,175
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	317,687
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,006,454
5.625%	07/15/22	1,500	1,679,793
6.500%	12/15/20	50	57,976
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	946,769
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	513,271
4.350%	05/15/44	200	206,116
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	3,709,800
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	637,841

			35,809,858

Electronics
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	494	503,395
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17	820	876,122

			1,379,517

Engineering & Construction
SBA Tower Trust,
Mortgage, 144A^
3.156%	10/15/45	780	780,296

Food
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	1,339	1,344,680
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42	61	66,401
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19(a)	500	512,784

			1,923,865

Gas — 0.1%
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	901,207
2.850%	11/15/20	1,040	1,057,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
3.550%	06/15/24	150	$152,222
4.050%	12/01/23	395	415,221
6.150%	06/15/18	2,000	2,167,220

			4,693,276

Healthcare – Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	434	444,631
3.734%	12/15/24	1,000	1,064,605
4.685%	12/15/44	402	434,225
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	950	983,071
3.150%	03/15/22(a)	900	954,552
4.625%	03/15/45	217	242,870
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	963,301
5.300%	02/01/44	32	35,787
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17	950	949,683

			6,072,725

Healthcare – Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	200	204,033
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	1,000	1,005,435
4.350%	08/15/20	1,299	1,397,862
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	500,519
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	481	518,427
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.134%(c)	06/15/20	405	401,963
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	635,512
2.700%	07/15/20	710	737,544
2.875%	12/15/21	470	488,083
3.350%	07/15/22(a)	554	589,350
3.750%	07/15/25	1,000	1,077,483
4.250%	03/15/43	424	446,833
4.625%	07/15/35	845	943,339
4.750%	07/15/45(a)	1,115	1,278,560

			10,224,943

Holding Companies–Diversified
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
1.625%	02/09/18	430	428,553
2.250%	02/10/20	480	477,562

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies–Diversified (cont’d.)
			$906,115

Insurance — 0.8%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19	454	455,873
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19(a)	204	206,101
3.300%	03/01/21(a)	663	677,843
4.125%	02/15/24	393	409,509
6.250%	05/01/36	661	767,034
6.400%	12/15/20	190	220,785
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,155,843
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	856,387
4.450%	05/24/43	500	469,063
4.750%	05/15/45(a)	1,180	1,197,157
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21(a)	420	428,915
2.750%	03/15/23	630	642,503
4.500%	02/11/43(a)	125	136,588
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,013,601
3.350%	05/03/26(a)	108	112,751
4.350%	11/03/45	243	264,824
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64	150	143,634
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	877	832,933
5.125%	04/15/22	1,664	1,861,562
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	950,506
5.000%	06/01/21	669	725,416
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23	767	809,846
4.800%	07/15/21	1,609	1,775,565
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,153,256
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	790,716
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	316,343
3.600%	11/13/25	2,850	2,920,253
4.125%	08/13/42	442	422,060
4.600%	05/13/46(a)	250	256,289

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	1,660	$1,688,786
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,311,901
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39(a)	500	721,509
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	1,445,566
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44	75	79,780
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,422	1,523,742
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	417,110
4.125%	11/01/24	595	614,903
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25	295	284,645
4.000%	03/15/24	3,660	3,626,877
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	823	920,580
Sr. Unsec’d. Notes
5.700%	07/15/43	350	396,747

			35,005,302

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	1,022	1,041,019
4.800%	12/05/34	1,000	1,123,269

			2,164,288

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41	1,183	1,413,033
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25(a)	720	759,468
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	1,268	1,390,892
4.600%	08/15/45(a)	500	554,707
5.150%	03/01/20(a)	1,642	1,847,593
6.950%	08/15/37	626	879,068
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	1,071	941,360
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	240	238,800

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	1,400	$1,242,790
5.850%	05/01/17(a)	2,065	2,152,626
6.750%	07/01/18(a)	1,464	1,610,726
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,192,786
4.900%	06/15/42	511	520,655
6.200%	03/15/40	1,208	1,386,107
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	950	952,421
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44	200	214,501

			18,297,533

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	390	369,892
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	05/14/20(a)	1,150	983,963
4.125%	04/15/21	500	415,000
4.125%	09/27/22	500	406,250
Sr. Unsec’d. Notes, 144A
1.572%(c)	04/15/16	1,000	996,414
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(c)	10/19/75(a)	281	283,459
6.750%(c)	10/19/75(a)	587	587,000
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	701,100
3.550%	03/01/22(a)	720	502,200
5.450%	03/15/43	1,442	883,225
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21(a)	1,500	1,556,859

			7,685,362

Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44(a)	170	189,763
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,227,106
5.750%	06/15/43	150	178,675
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	406,782

			2,002,326

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17(a)	2,068	$2,080,429

Oil & Gas — 0.8%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.804%(c)	08/01/19	125	38,125
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21(a)	261	263,768
5.950%	09/15/16	3,337	3,394,937
6.375%	09/15/17(a)	2,498	2,617,842
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44(a)	800	672,321
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.535%	11/04/24	250	255,414
3.561%	11/01/21	1,500	1,579,355
3.814%	02/10/24(a)	1,700	1,767,432
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24	517	464,231
3.900%	02/01/25(a)	1,209	1,086,637
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	777	779,734
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	156	76,440
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	250	241,250
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	115	125,748
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20	478	469,491
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18(a)	1,500	1,399,934
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	840	854,870
2.726%	03/01/23	840	854,315
4.114%	03/01/46(a)	250	265,075
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16	3,454	3,440,536
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44(a)	1,050	894,291
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.950%	04/01/25	146	94,900

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	150	$150,972
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	916	787,232
4.875%	03/17/20	552	459,374
5.375%	01/27/21(a)	1,460	1,206,880
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	2,614	2,171,972
6.000%	03/05/20(a)	1,000	1,057,500
6.375%	01/23/45	123	114,021
Gtd. Notes, 144A
6.875%	08/04/26(a)	585	633,263
Phillips 66,
Gtd. Notes
2.950%	05/01/17	1,974	2,010,383
4.650%	11/15/34	135	133,914
4.875%	11/15/44	1,241	1,243,257
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	1,190	1,201,032
3.250%	05/11/25(a)	1,000	1,009,436
4.125%	05/11/35	1,233	1,263,374
4.375%	05/11/45(a)	349	350,003
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.950%	01/23/25	613	419,905

			35,849,164

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
2.700%	11/15/20	1,040	1,055,833
3.375%	11/15/22	1,000	1,017,669
3.800%	11/15/25	781	782,207
4.850%	11/15/35(a)	682	681,960
5.000%	11/15/45(a)	1,059	1,035,002
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	1,392	1,281,655
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	751	521,945

			6,376,271

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,748	1,756,090
2.500%	05/14/20	1,190	1,211,506
3.200%	11/06/22	1,383	1,430,195
3.600%	05/14/25(a)	575	603,587
4.500%	05/14/35	582	604,703
4.700%	05/14/45	578	614,629
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	725	733,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
2.450%	06/15/19	750	$758,125
3.000%	03/12/20	479	492,512
3.800%	03/15/25	103	107,197
4.550%	03/15/35	1,231	1,268,312
4.750%	03/15/45(a)	164	172,480
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18	445	447,079
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	188,250
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	725,237
6.125%	11/15/41	150	168,593
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	475,656
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	420	430,390
3.500%	12/15/21	293	298,658
4.900%	12/15/44	231	218,076
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	424,291

			13,129,130

Pipelines — 0.5%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	560	512,128
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	661	656,916
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.000%	12/15/20	250	196,250
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	2,994	1,541,910
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	216	169,490
5.350%	03/15/20	1,435	1,234,867
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	707,521
5.600%	04/01/44	894	657,944
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	05/15/44	200	141,202
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.083%(c)	06/02/17	1,000	958,500
3.500%	06/10/24(a)	600	540,662
4.500%	06/10/44	250	198,939
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	625,005

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	$308,821
4.900%	05/15/46(a)	500	480,595
5.100%	02/15/45	404	392,128
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25(a)(g)	1,950	1,851,671
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	928	946,833
5.950%	02/15/18	607	635,375
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19(a)	470	462,716
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	189,684
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	608	575,682
5.150%	06/01/42	392	305,015
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	894,682
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19	788	796,535
4.625%	03/01/34	700	668,785
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	665,216
4.000%	07/01/22	1,214	1,086,669
5.375%	06/01/21	321	310,609
5.450%	04/01/44	200	158,895
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	327,405
4.550%	06/24/24	860	653,600
5.750%	06/24/44	1,385	921,025
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	1,786	1,457,569
4.300%	03/04/24	710	590,446

			22,821,290

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	780	796,648
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	997,539

			1,794,187

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	314,422

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
3.625%	10/01/20	1,370	$1,430,477
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,252,803
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	982,282
4.550%	10/01/29	450	447,929
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	650,567
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	990,991
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,031	968,501
3.700%	06/15/21	920	913,717
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,521,701
3.625%	02/01/25	689	666,570
4.625%	07/15/22	175	185,665
7.500%	04/01/17	750	790,121
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20	780	797,396
3.950%	07/01/22	715	728,027
Duke Realty LP,
Gtd. Notes
3.750%	12/01/24	96	95,166
3.875%	02/15/21	940	970,509
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	714,665
3.000%	04/15/23	1,500	1,521,732
4.500%	07/01/44	210	222,891
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	485,253
5.500%	03/15/17	420	435,157
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
4.500%	12/01/44	250	262,017
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24(a)	750	723,859
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,000	1,010,557
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21(a)	710	725,074
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	516,988

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25	200	$199,302
4.400%	02/15/24	2,440	2,569,588
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,453,545
7.750%	08/15/19	1,548	1,698,975
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	940	990,484
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25	490	475,740
4.500%	04/01/27	1,150	1,100,547
4.950%	04/01/24	481	489,891
5.250%	01/15/26	1,085	1,106,353
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24	650	658,574
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	710	725,545
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	708	708,498
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	393	427,721
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	790	794,554
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	1,000	1,048,641
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17	713	710,035
3.750%	05/01/24	600	599,516
4.125%	01/15/26	496	509,322
4.375%	02/01/45	251	230,254
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	990	991,774
Welltower, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25(a)	950	950,519
4.700%	09/15/17	650	675,532

			39,439,947

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25(a)	150	150,188
3.700%	04/15/22	2,066	2,158,063
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18	960	974,009
2.800%	07/20/20	1,103	1,144,752

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
3.500%	07/20/22(a)	800	$857,528
4.875%	07/20/35	1,399	1,559,842
5.125%	07/20/45(a)	408	472,514
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	166,830
5.875%	12/16/36	336	437,211
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20	288	298,290
Sr. Unsec’d. Notes, MTN
3.700%	01/30/26(a)	620	656,668
4.700%	12/09/35	365	392,230
4.875%	12/09/45	523	571,361
6.300%	03/01/38	788	992,263
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	748,102

			11,579,851

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	451,050

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45(a)	235	260,654
4.750%	11/03/55	117	130,019
4.875%	12/15/43	385	446,697
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	1,200	1,224,176
3.250%	05/15/30	200	201,607
5.375%	07/15/40	215	255,431

			2,518,584

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.450%	06/30/20	960	972,788
3.000%	06/30/22	720	730,469
3.400%	05/15/25	1,000	1,002,343
4.450%	04/01/24	350	378,839
4.500%	05/15/35(a)	405	399,370
4.750%	05/15/46(a)	1,349	1,315,891
5.550%	08/15/41(a)	2,108	2,262,713
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,447,155
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	370	460,883
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	200	213,000
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	61,588

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23(a)	914	$984,834
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	2,171	2,396,834
4.862%	08/21/46(a)	301	317,411
5.012%	08/21/54	2,160	2,166,975
6.400%	09/15/33	500	614,999
6.550%	09/15/43	1,927	2,538,297

			18,264,389

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	410,432
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	91,345
4.100%	03/15/44(a)	447	441,015

			942,792

TOTAL CORPORATE BONDS (cost $466,813,266)			466,941,223

FOREIGN GOVERNMENT BONDS — 0.1%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,155,600
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	881,790

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,030,075)			2,037,390

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	708,180
State of California,
General Obligation Unlimited
7.500%	04/01/34	1,000	1,455,890
7.550%	04/01/39	1,975	3,016,556
7.600%	11/01/40	100	154,895

			5,335,521

Illinois
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	500	451,090
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,473,682

			1,924,772

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,500,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	$251,254
New York City Water & Sewer System,
Revenue Bonds
6.011%	06/15/42	350	479,083
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	248,888

			2,480,131

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	200	306,092

TOTAL MUNICIPAL BONDS (cost $9,545,539)			10,046,516

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp.,
Series 2010-R3, Class 1A1, 144A
2.837%(c)	12/26/35	512	514,094
Series 2015-R3, Class 10A1, 144A
0.576%(c)	06/27/36(g)	2,561	2,457,791
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
2.764%(c)	03/27/36	2,594	2,574,396
Series 2012-RR5, Class 8A5, 144A
0.632%(c)	07/26/36	366	347,218
Series 2012-RR10, Class 5A5, 144A
0.692%(c)	04/26/36(g)	398	390,040
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	2,754	2,754,453
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.208%(c)	10/26/37	900	884,802
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	109	109,146
Series 2011-2R, Class 2A1, 144A
2.781%(c)	07/27/36	1,485	1,475,453
Series 2014-3R, Class 2A1, 144A
1.136%(c)	05/27/37	1,211	1,141,899
Series 2015-1R, Class 6A1, 144A
0.716%(c)	05/27/37	1,930	1,767,236
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.287%(c)	06/25/35	3,422	817,632
Series 2006-116, Class SG, IO
6.207%(c)	12/25/36	2,790	642,310
Series 2007-40, Class SE, IO
6.007%(c)	05/25/37	1,770	261,401
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,322	144,871
Series 2015-28, Class JE
3.000%	05/25/45	1,845	1,923,182

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-28, Class P
2.500%	05/25/45	2,490	$2,544,209
Series 2015-70, Class JC
3.000%	10/25/45	1,511	1,577,392
Freddie Mac REMICS,
Series 2935, Class ZK
5.500%	02/15/35	707	791,025
Series 3115, Class SM, IO
6.167%(c)	02/15/36	2,441	367,114
Series 3955, Class YI, IO
3.000%	11/15/21	533	29,627
Series 4386, Class AZ
4.500%	11/15/40	1,240	1,407,013
Series 4471, Class PA
4.000%	12/15/40	2,194	2,339,600
Government National Mortgage Assoc.,
Series 2010-85, Class SE, IO
6.118%(c)	07/20/40	311	52,530
Series 2010-98, Class HS, IO
6.168%(c)	08/20/40	344	62,446
Series 2011-94, Class SA, IO
5.668%(c)	07/20/41	203	30,076
Series 2011-H05, Class FB
0.930%(c)	12/20/60	1,412	1,397,822
Series 2013-124, Class ES
8.091%(c)	04/20/39	608	681,934
Series 2013-124, Class ST
8.224%(c)	08/20/39	1,143	1,323,705
Series 2013-147, Class AS, IO
5.718%(c)	10/20/43	481	68,266
Series 2013-160, Class MS, IO
5.768%(c)	09/20/32	856	169,226
Series 2015-H13, Class FL
0.710%(c)	05/20/63	3,141	3,127,779
Series 2015-H13, Class HA
2.500%	08/20/64	5,073	5,172,750
Series 2015-H17, Class HA
2.500%	05/20/65	3,587	3,659,257
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.764%(c)	02/26/37	2,253	2,250,391
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
2.880%(c)	03/26/37	635	630,360
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
2.758%(c)	07/26/45	1,548	1,545,766
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
1.076%(c)	09/25/43	1,566	1,500,634
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	861	867,551
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 2A1, 144A
4.031%(c)	06/27/36	276	272,742

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.794%(c)	06/25/35	2,070	$2,137,758

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,928,542)			52,212,897

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Federal Home Loan Banks
0.875%	05/24/17	585	586,332
Federal Home Loan Mortgage Corp.
1.250%	10/02/19	1,217	1,222,239
2.359%(c)	10/01/42	415	427,828
2.362%(c)	10/01/42	523	539,510
3.000%	01/01/43-06/01/45	11,037	11,316,736
3.000%	TBA	5,750	5,887,461
3.291%(c)	07/01/41	1,388	1,459,563
3.427%(c)	12/01/40	1,001	1,045,698
3.500%	04/01/43-12/01/45	9,149	9,595,087
3.500%	TBA	14,200	14,863,986
4.000%	07/01/42-11/01/43	13,713	14,755,015
4.500%	03/01/41-04/01/41	375	408,717
6.250%	07/15/32	285	416,725
Federal National Mortgage Assoc.
1.125%	04/27/17	1,204	1,209,641
1.375%	02/26/21	14,113	14,111,857
1.500%	11/30/20	627	633,274
1.875%	09/18/18	1,294	1,325,519
2.500%	12/01/27-01/01/28	717	739,599
2.500%	TBA	3,700	3,798,281
2.500%	TBA	2,900	2,977,031
2.691%(c)	02/01/42	530	555,381
2.763%(c)	01/01/42	897	941,926
3.000%	07/01/43	392	403,145
3.000%	TBA	8,300	8,513,984
3.000%	TBA	3,700	3,864,765
3.000%	TBA	3,700	3,864,765
3.000%	TBA	22,950	23,541,679
3.460%(c)	12/01/40	1,120	1,177,970
3.500%	01/01/29-03/01/46	44,466	46,955,726
3.500%	TBA	13,100	13,735,043
3.500%	TBA	14,100	14,795,574
4.000%	11/01/31-01/01/46	35,424	38,074,294
4.000%	TBA	8,600	9,188,563
4.000%	TBA	2,600	2,777,938
4.500%	07/01/25-10/01/44	19,847	21,596,300
4.500%	TBA	200	217,625
4.500%	TBA	2,300	2,502,688
5.000%	09/01/23-11/01/44	4,803	5,318,640
5.000%	TBA	3,200	3,540,000
5.253%	08/01/41	289	325,483
5.500%	11/01/29-04/01/39	4,000	4,543,776
6.500%	10/01/37	1,647	1,913,871
7.250%	05/15/30	398	617,557
Government National Mortgage Assoc.
3.000%	06/20/42-10/20/45	3,484	3,616,218

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	TBA	3,300	$3,418,400
3.000%	TBA	11,100	11,498,256
3.500%	11/20/41-07/20/43	13,548	14,354,808
3.500%	TBA	6,800	7,186,750
3.500%	TBA	13,400	14,162,125
4.000%	10/20/40-10/20/41	8,153	8,785,401
4.000%	TBA	7,300	7,790,754
4.500%	08/15/39-08/20/41	7,737	8,429,028
4.500%	06/15/40(h)	1,439	1,569,108
5.000%	11/15/33-06/15/40	763	853,105
6.000%	05/15/40	1,180	1,332,069
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	420	443,015

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $375,607,961)			379,725,829

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
2.500%	02/15/46	11,881	11,584,438
3.000%	11/15/44-11/15/45	16,219	17,509,211
3.625%	02/15/44	10,797	13,098,289
3.750%	11/15/43	8,317	10,329,972
4.375%	02/15/38	951	1,285,374
4.500%	02/15/36	9,731	13,351,613
6.125%	11/15/27	2,966	4,274,516
U.S. Treasury Inflation Indexed Bonds, TIPS
1.000%	02/15/46	582	606,890
U.S. Treasury Notes
0.625%	08/31/17	6,365	6,357,292
0.750%	02/28/18(a)	21,423	21,428,013
0.875%	12/31/16-03/31/18	47,858	47,970,823
1.000%	03/15/19(a)	51,457	51,657,991
1.250%	03/31/21	12,244	12,254,995
1.375%	07/31/18	9,645	9,773,848
1.500%	08/31/18-03/31/23	35,705	35,936,357
1.625%	02/15/26	12,721	12,536,151
1.750%	02/28/22	26,500	26,989,641
2.000%	11/30/20	13,161	13,633,454
2.125%	01/31/21	8,084	8,429,462
2.250%	03/31/21	28,000	29,356,264
2.375%	08/15/24	33,550	35,332,344
2.500%	08/15/23	1,477	1,573,986
2.750%	11/15/23	12,167	13,178,382

TOTAL U.S. TREASURY OBLIGATIONS (cost $390,396,715)			398,449,306

TOTAL LONG-TERM INVESTMENTS (cost $4,122,603,083)			4,209,254,627

		Shares
SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MUTUAL FUND — 17.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $814,836,801; includes $235,988,246 of cash collateral for securities on loan)(b)(w)		814,836,801	814,836,801

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.059%	04/28/16	210	$209,959
0.180%	06/30/16	300	299,842
0.199%	06/30/16	70	69,963
0.271%	06/02/16	1,040	1,039,720
0.282%	06/02/16	250	249,933
0.288%	06/02/16	750	749,798
0.298%	06/09/16	330	329,885
0.305%	04/28/16	2,630	2,629,482
0.306%	06/09/16	460	459,839
0.310%	05/26/16	540	539,786
0.311%	04/28/16	5,840	5,838,851
0.315%	05/05/16-05/26/16	380	379,863
0.322%	06/09/16	180	179,937
0.327%	04/28/16	3,610	3,609,290
0.331%	06/02/16	590	589,841
0.337%	05/05/16	3,680	3,679,154
0.340%	05/05/16	380	379,913

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,233,335)			21,235,056

TOTAL SHORT-TERM INVESTMENTS (cost $836,070,136)			836,071,857

TOTAL INVESTMENTS — 108.2% (cost $4,958,673,219)			5,045,326,484
Liabilities in excess of other assets(z) — (8.2)%			(382,504,752)

NET ASSETS — 100.0%			$4,662,821,732

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregated value of Level 3 securities is $1,731,434 and 0.04% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,973,904; cash collateral of $235,988,246 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Positions:
1,621	Mini MSCI EAFE Index	Jun. 2016	$131,565,380	$131,746,775	$181,395
2,732	Mini MSCI Emerging Markets Index	Jun. 2016	109,585,920	113,910,740	4,324,820
118	Russell 2000 Mini Index	Jun. 2016	13,068,870	13,093,280	24,410
1,984	S&P 500 E-Mini	Jun. 2016	198,266,361	203,508,800	5,242,439

					$9,773,064

(1) U.S. Treasury Securities with an aggregate market value of $21,235,056 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of March 31, 2016.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
20,000	06/15/18	1.250%	3 Month LIBOR(2)	$(84,718)	$(139,833)	$(55,115)
5,900	06/15/21	2.000%	3 Month LIBOR(2)	(164,822)	(222,055)	(57,233)
2,800	06/15/26	2.500%	3 Month LIBOR(2)	(111,910)	(149,439)	(37,529)
2,400	06/15/26	2.250%	3 Month LIBOR(1)	89,657	124,059	34,402
300	06/15/46	2.500%	3 Month LIBOR(1)	18,776	24,448	5,672

				$(253,017)	$(362,820)	$(109,803)

U.S. Government Agency Obligation with a market value of $614,233 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts as of March 31, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,478,879,228	$1,178,538,169	$—
Exchange Traded Funds	4,547,764	—	—
Preferred Stocks	1,308,905	6,348,819	—
Rights	—	4,593	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	35,347,707	951,138
Residential Mortgage-Backed Securities	—	2,724,505	—
Bank Loans	—	94,213,839	—
Commercial Mortgage-Backed Securities	—	96,976,799	—
Corporate Bonds	—	466,160,927	780,296
Foreign Government Bonds	—	2,037,390	—
Municipal Bonds	—	10,046,516	—
Residential Mortgage-Backed Securities	—	52,212,897	—
U.S. Government Agency Obligations	—	379,725,829	—
U.S. Treasury Obligations	—	419,684,362	—
Affiliated Mutual Fund	814,836,801	—	—
Other Financial Instruments*
Futures Contracts	9,773,064	—	—
Centrally cleared interest rate swaps	—	(109,803)	—

Total	$2,309,345,762	$2,743,912,549	$1,731,434

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 90.0%
UNAFFILIATED MUTUAL FUNDS — 22.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $1,606,005)		1,606,005	$1,606,005

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) —5.4%
Australia Government Bond, Sr. Unsec’d. Notes (Australia) (cost $361,155)
4.750%	06/15/16	AUD 510	393,120

FOREIGN TREASURY OBLIGATIONS(n) — 14.3%
Canadian Treasury Bills (Canada)
0.444%	08/25/16	CAD 381	292,793
German Treasury Bills (Germany)
0.540%	08/10/16	EUR 330	376,123
United Kingdom Treasury Bills (United Kingdom)
0.481%	07/25/16	GBP 250	358,487

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,010,287)			1,027,403

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 48.0%
U.S. Treasury Bills
0.169%	07/21/16	960	$959,208
0.320%	07/21/16	2,200	2,198,185
0.390%	07/21/16	300	299,753

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,456,976)			3,457,146

TOTAL INVESTMENTS — 90.0% (cost $6,434,423)			6,483,674
Other assets in excess of liabilities(z) — 10.0%			717,995

NET ASSETS — 100.0%			$7,201,669

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Barclays Capital Group	AUD	408	$302,605	$311,251	$8,646
Expiring 06/15/16	Morgan Stanley	AUD	2,054	1,467,088	1,568,970	101,882
Expiring 06/15/16	Morgan Stanley	AUD	442	318,468	337,772	19,304
Expiring 06/15/16	Morgan Stanley	AUD	427	318,909	326,019	7,110
Expiring 06/15/16	Morgan Stanley	AUD	279	212,331	213,054	723
Expiring 06/15/16	Morgan Stanley	AUD	278	203,749	212,271	8,522
Expiring 06/15/16	Morgan Stanley	AUD	242	180,786	185,092	4,306
Expiring 06/15/16	Morgan Stanley	AUD	196	148,599	149,867	1,268
Expiring 06/15/16	Morgan Stanley	AUD	174	131,884	132,999	1,115
Expiring 06/15/16	Morgan Stanley	AUD	173	132,612	132,087	(525)
British Pound,
Expiring 06/15/16	Barclays Capital Group	GBP	692	964,813	994,298	29,485
Expiring 06/15/16	Barclays Capital Group	GBP	309	440,017	443,335	3,318
Expiring 06/15/16	Barclays Capital Group	GBP	292	405,749	419,745	13,996
Expiring 06/15/16	Barclays Capital Group	GBP	237	338,463	340,920	2,457
Expiring 06/15/16	Barclays Capital Group	GBP	117	163,370	167,478	4,108
Expiring 06/15/16	Morgan Stanley	GBP	331	479,968	476,043	(3,925)
Expiring 06/15/16	Morgan Stanley	GBP	221	311,426	317,096	5,670
Canadian Dollar,
Expiring 06/15/16	Barclays Capital Group	CAD	931	694,467	716,739	22,272
Expiring 06/15/16	Barclays Capital Group	CAD	775	585,910	596,663	10,753
Expiring 06/15/16	Barclays Capital Group	CAD	614	466,349	472,656	6,307
Expiring 06/15/16	Barclays Capital Group	CAD	411	316,904	316,110	(794)
Expiring 06/15/16	Barclays Capital Group	CAD	376	282,233	289,818	7,585
Expiring 06/15/16	Barclays Capital Group	CAD	360	270,095	277,084	6,989

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/15/16	Barclays Capital Group	CAD	180	$133,782	$138,455	$4,673
Expiring 06/15/16	Morgan Stanley	CAD	1,554	1,170,325	1,196,375	26,050
Expiring 06/15/16	Morgan Stanley	CAD	644	482,024	495,718	13,694
Expiring 06/15/16	Morgan Stanley	CAD	583	436,445	449,033	12,588
Expiring 06/15/16	Morgan Stanley	CAD	572	437,371	440,628	3,257
Expiring 06/15/16	Morgan Stanley	CAD	367	281,769	282,596	827
Expiring 06/15/16	Morgan Stanley	CAD	162	119,679	124,334	4,655
Euro,
Expiring 06/15/16	Barclays Capital Group	EUR	602	655,434	686,125	30,691
Expiring 06/15/16	Barclays Capital Group	EUR	275	299,987	313,439	13,452
Expiring 06/15/16	Barclays Capital Group	EUR	139	151,573	158,577	7,004
Expiring 06/15/16	Morgan Stanley	EUR	3,112	3,440,936	3,550,180	109,244
Expiring 06/15/16	Morgan Stanley	EUR	430	468,399	490,516	22,117
Japanese Yen,
Expiring 06/15/16	Barclays Capital Group	JPY	382,005	3,395,954	3,402,023	6,069
Expiring 06/15/16	Barclays Capital Group	JPY	31,415	277,846	279,770	1,924
Expiring 06/15/16	Barclays Capital Group	JPY	20,290	180,064	180,698	634
Expiring 06/15/16	Morgan Stanley	JPY	38,630	340,267	344,028	3,761
Expiring 06/15/16	Morgan Stanley	JPY	20,273	178,725	180,547	1,822
Expiring 06/15/16	Morgan Stanley	JPY	18,430	163,844	164,134	290
Expiring 06/15/16	Morgan Stanley	JPY	18,299	163,340	162,963	(377)
Expiring 06/15/16	Morgan Stanley	JPY	14,665	130,772	130,601	(171)
New Zealand Dollar,
Expiring 06/15/16	Barclays Capital Group	NZD	530	359,531	364,865	5,334
Expiring 06/15/16	Barclays Capital Group	NZD	472	312,262	324,670	12,408
Expiring 06/15/16	Barclays Capital Group	NZD	164	110,330	113,074	2,744
Expiring 06/15/16	Morgan Stanley	NZD	3,079	2,040,258	2,119,636	79,378
Expiring 06/15/16	Morgan Stanley	NZD	1,178	778,556	811,257	32,701
Expiring 06/15/16	Morgan Stanley	NZD	634	425,994	436,285	10,291
Expiring 06/15/16	Morgan Stanley	NZD	541	355,686	372,341	16,655
Expiring 06/15/16	Morgan Stanley	NZD	406	271,651	279,493	7,842
Expiring 06/15/16	Morgan Stanley	NZD	353	237,516	242,792	5,276
Norwegian Krone,
Expiring 06/15/16	Barclays Capital Group	NOK	34,600	4,028,482	4,179,766	151,284
Expiring 06/15/16	Barclays Capital Group	NOK	3,049	352,621	368,339	15,718
Expiring 06/15/16	Barclays Capital Group	NOK	1,937	223,764	233,980	10,216
Expiring 06/15/16	Barclays Capital Group	NOK	1,732	202,039	209,194	7,155
Expiring 06/15/16	Barclays Capital Group	NOK	843	101,811	101,799	(12)
Expiring 06/15/16	Morgan Stanley	NOK	2,581	307,120	311,802	4,682
Expiring 06/15/16	Morgan Stanley	NOK	1,514	173,736	182,849	9,113
Singapore Dollar,
Expiring 06/15/16	Barclays Capital Group	SGD	505	373,603	374,686	1,083
Expiring 06/15/16	Barclays Capital Group	SGD	307	218,786	227,753	8,967
Expiring 06/15/16	Morgan Stanley	SGD	420	306,031	311,149	5,118
Expiring 06/15/16	Morgan Stanley	SGD	398	282,323	295,460	13,137
Expiring 06/15/16	Morgan Stanley	SGD	328	237,866	243,278	5,412
Expiring 06/15/16	Morgan Stanley	SGD	327	236,100	242,143	6,043
Expiring 06/15/16	Morgan Stanley	SGD	291	210,045	215,861	5,816
Expiring 06/15/16	Morgan Stanley	SGD	271	196,378	200,835	4,457
Expiring 06/15/16	Morgan Stanley	SGD	151	110,538	111,596	1,058
Swedish Krona,
Expiring 06/15/16	Barclays Capital Group	SEK	3,480	406,792	429,862	23,070
Expiring 06/15/16	Barclays Capital Group	SEK	1,967	229,344	242,970	13,626
Expiring 06/15/16	Barclays Capital Group	SEK	1,731	212,552	213,865	1,313
Expiring 06/15/16	Barclays Capital Group	SEK	1,329	156,061	164,218	8,157
Expiring 06/15/16	Barclays Capital Group	SEK	1,068	126,238	131,872	5,634
Expiring 06/15/16	Morgan Stanley	SEK	2,625	322,956	324,216	1,260
Expiring 06/15/16	Morgan Stanley	SEK	1,626	198,542	200,866	2,324

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/15/16	Morgan Stanley	SEK	972	$116,690	$120,003	$3,313

				$36,267,533	$37,270,882	1,003,349

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Barclays Capital Group	AUD	5,911	$4,249,703	$4,514,807	$(265,104)
Expiring 06/15/16	Barclays Capital Group	AUD	252	186,198	192,785	(6,587)
Expiring 06/15/16	Barclays Capital Group	AUD	247	187,200	188,985	(1,785)
Expiring 06/15/16	Barclays Capital Group	AUD	234	168,524	178,704	(10,180)
Expiring 06/15/16	Morgan Stanley	AUD	735	547,010	561,233	(14,223)
Expiring 06/15/16	Morgan Stanley	AUD	323	242,089	246,562	(4,473)
Expiring 06/15/16	Morgan Stanley	AUD	318	235,599	242,770	(7,171)
Expiring 06/15/16	Morgan Stanley	AUD	302	219,788	230,456	(10,668)
Expiring 06/15/16	Morgan Stanley	AUD	265	188,465	202,606	(14,141)
British Pound,
Expiring 06/15/16	Barclays Capital Group	GBP	2,425	3,381,297	3,483,530	(102,233)
Expiring 06/15/16	Barclays Capital Group	GBP	758	1,077,370	1,088,991	(11,621)
Expiring 06/15/16	Barclays Capital Group	GBP	560	807,750	804,367	3,383
Expiring 06/15/16	Barclays Capital Group	GBP	437	620,652	628,087	(7,435)
Expiring 06/15/16	Barclays Capital Group	GBP	336	480,096	483,338	(3,242)
Expiring 06/15/16	Barclays Capital Group	GBP	279	393,339	400,977	(7,638)
Expiring 06/15/16	Barclays Capital Group	GBP	161	227,231	230,825	(3,594)
Expiring 06/15/16	Barclays Capital Group	GBP	103	146,235	148,216	(1,981)
Expiring 06/15/16	Barclays Capital Group	GBP	51	73,023	73,258	(235)
Expiring 06/15/16	Morgan Stanley	GBP	553	771,626	794,876	(23,250)
Expiring 06/15/16	Morgan Stanley	GBP	223	319,933	319,999	(66)
Expiring 06/15/16	Morgan Stanley	GBP	220	311,894	315,845	(3,951)
Expiring 06/15/16	Morgan Stanley	GBP	212	300,497	304,563	(4,066)
Canadian Dollar,
Expiring 06/15/16	Barclays Capital Group	CAD	2,901	2,147,482	2,233,683	(86,201)
Expiring 06/15/16	Barclays Capital Group	CAD	1,588	1,173,884	1,222,781	(48,897)
Expiring 06/15/16	Barclays Capital Group	CAD	995	738,798	766,266	(27,468)
Expiring 06/15/16	Barclays Capital Group	CAD	262	198,028	201,850	(3,822)
Expiring 06/15/16	Morgan Stanley	CAD	804	592,412	619,009	(26,597)
Expiring 06/15/16	Morgan Stanley	CAD	521	385,227	401,023	(15,796)
Expiring 06/15/16	Morgan Stanley	CAD	383	295,880	294,753	1,127
Expiring 06/15/16	Morgan Stanley	CAD	187	137,555	144,236	(6,681)
Euro,
Expiring 06/15/16	Barclays Capital Group	EUR	1,184	1,309,011	1,350,028	(41,017)
Expiring 06/15/16	Barclays Capital Group	EUR	595	666,174	678,958	(12,784)
Expiring 06/15/16	Barclays Capital Group	EUR	129	145,303	146,645	(1,342)
Expiring 06/15/16	Barclays Capital Group	EUR	116	131,651	132,639	(988)
Expiring 06/15/16	Morgan Stanley	EUR	605	677,103	690,340	(13,237)
Expiring 06/15/16	Morgan Stanley	EUR	249	280,610	284,365	(3,755)
Expiring 06/15/16	Morgan Stanley	EUR	247	277,116	281,788	(4,672)
Expiring 06/15/16	Morgan Stanley	EUR	240	265,207	273,609	(8,402)
Expiring 06/15/16	Morgan Stanley	EUR	185	204,292	210,555	(6,263)
Expiring 06/15/16	Morgan Stanley	EUR	114	127,439	129,561	(2,122)
Expiring 06/15/16	Morgan Stanley	EUR	104	114,620	118,836	(4,216)
Japanese Yen,
Expiring 06/15/16	Barclays Capital Group	JPY	37,829	334,424	336,897	(2,473)
Expiring 06/15/16	Barclays Capital Group	JPY	26,355	236,681	234,710	1,971
Expiring 06/15/16	Barclays Capital Group	JPY	7,071	63,752	62,973	779
Expiring 06/15/16	Morgan Stanley	JPY	279,057	2,496,355	2,485,196	11,159

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/15/16	Morgan Stanley	JPY	33,795	$300,372	$300,969	$(597)
Expiring 06/15/16	Morgan Stanley	JPY	33,332	296,254	296,845	(591)
Expiring 06/15/16	Morgan Stanley	JPY	32,996	292,700	293,849	(1,149)
Expiring 06/15/16	Morgan Stanley	JPY	22,082	198,629	196,655	1,974
Expiring 06/15/16	Morgan Stanley	JPY	18,037	160,212	160,631	(419)
New Zealand Dollar,
Expiring 06/15/16	Barclays Capital Group	NZD	2,803	1,860,835	1,929,897	(69,062)
Expiring 06/15/16	Barclays Capital Group	NZD	533	367,905	367,225	680
Expiring 06/15/16	Barclays Capital Group	NZD	411	277,285	282,868	(5,583)
Expiring 06/15/16	Barclays Capital Group	NZD	143	93,948	98,177	(4,229)
Expiring 06/15/16	Morgan Stanley	NZD	1,014	697,053	698,322	(1,269)
Expiring 06/15/16	Morgan Stanley	NZD	547	367,099	376,331	(9,232)
Expiring 06/15/16	Morgan Stanley	NZD	419	281,334	288,370	(7,036)
Expiring 06/15/16	Morgan Stanley	NZD	356	239,337	244,878	(5,541)
Expiring 06/15/16	Morgan Stanley	NZD	251	170,892	172,540	(1,648)
Norwegian Krone,
Expiring 06/15/16	Barclays Capital Group	NOK	1,884	222,238	227,603	(5,365)
Expiring 06/15/16	Barclays Capital Group	NOK	1,350	159,315	163,042	(3,727)
Expiring 06/15/16	Morgan Stanley	NOK	3,951	456,604	477,290	(20,686)
Expiring 06/15/16	Morgan Stanley	NOK	3,826	459,536	462,130	(2,594)
Expiring 06/15/16	Morgan Stanley	NOK	2,075	243,369	250,671	(7,302)
Singapore Dollar,
Expiring 06/15/16	Barclays Capital Group	SGD	2,863	2,027,696	2,122,800	(95,104)
Expiring 06/15/16	Morgan Stanley	SGD	908	642,963	673,048	(30,085)
Expiring 06/15/16	Morgan Stanley	SGD	614	435,670	454,929	(19,259)
Expiring 06/15/16	Morgan Stanley	SGD	590	426,652	437,257	(10,605)
Expiring 06/15/16	Morgan Stanley	SGD	374	274,786	276,993	(2,207)
Expiring 06/15/16	Morgan Stanley	SGD	348	255,536	258,089	(2,553)
Expiring 06/15/16	Morgan Stanley	SGD	209	151,965	154,740	(2,775)
Expiring 06/15/16	Morgan Stanley	SGD	155	110,617	115,270	(4,653)
Expiring 06/15/16	Morgan Stanley	SGD	149	109,731	110,600	(869)
Swedish Krona,
Expiring 06/15/16	Barclays Capital Group	SEK	27,573	3,214,334	3,406,036	(191,702)
Expiring 06/15/16	Barclays Capital Group	SEK	2,420	296,188	298,957	(2,769)
Expiring 06/15/16	Barclays Capital Group	SEK	756	92,206	93,342	(1,136)
Expiring 06/15/16	Morgan Stanley	SEK	5,690	685,265	702,878	(17,613)
Expiring 06/15/16	Morgan Stanley	SEK	4,410	519,055	544,800	(25,745)
Expiring 06/15/16	Morgan Stanley	SEK	2,819	337,302	348,255	(10,953)
Expiring 06/15/16	Morgan Stanley	SEK	1,597	188,376	197,226	(8,850)
Expiring 06/15/16	Morgan Stanley	SEK	1,560	188,667	192,662	(3,995)
Expiring 06/15/16	Morgan Stanley	SEK	1,465	178,092	180,944	(2,852)
Expiring 06/15/16	Morgan Stanley	SEK	1,176	137,220	145,293	(8,073)

				$45,551,761	$46,938,893	(1,387,132)

						$(383,783)

(1)  The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Mutual Funds	$1,606,005	$—	$—
Foreign Government Bond	—	393,120	—
Foreign Treasury Obligations	—	1,027,403	—
U.S. Treasury Obligations	—	3,457,146	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	(383,783)	—

Total	$1,606,005	$4,493,886	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 65.7%
COMMON STOCKS — 42.8%
China — 1.2%
China Life Insurance Co. Ltd. (Class H Stock)	34,000	$83,546
China Mobile Ltd.	1,500	16,612
China Telecom Corp. Ltd., ADR	1,005	52,773
Kunlun Energy Co. Ltd.	81,500	70,904

		223,835

Denmark — 0.2%
FLSmidth & Co. A/S	810	33,921

France — 3.8%
AXA SA	5,160	120,996
BNP Paribas SA	2,610	131,128
Cie Generale des Etablissements Michelin	830	84,800
Credit Agricole SA	8,960	96,893
Sanofi	1,450	116,574
Technip SA	600	33,252
Total SA	2,450	111,478

		695,121

Germany — 2.3%
Deutsche Lufthansa AG*	9,570	154,455
Merck KGaA	1,180	98,157
Metro AG	1,800	55,680
Siemens AG	1,110	117,395

		425,687

Ireland — 0.6%
CRH PLC	4,162	117,547

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	2,936	157,105

Italy — 1.1%
Eni SpA	5,520	83,367
UniCredit SpA	33,244	119,845

		203,212

Japan — 1.5%
Konica Minolta, Inc.	2,600	22,052
Nissan Motor Co. Ltd.	13,500	124,811
SoftBank Group Corp.	1,800	86,094
Toshiba Corp.*	25,000	48,610

		281,567

Netherlands — 2.2%
Aegon NV	16,798	92,318
Akzo Nobel NV	860	58,624
ING Groep NV, CVA	6,660	79,699
Royal Dutch Shell PLC (Class A Stock)	108	2,608
Royal Dutch Shell PLC (Class B Stock)	6,888	167,617

		400,866

Portugal — 0.5%
Galp Energia SGPS SA	6,670	83,755

Russia — 0.1%
MMC Norilsk Nickel PJSC, ADR	1,934	25,103

Singapore — 1.0%
DBS Group Holdings Ltd.	5,500	62,656
Singapore Telecommunications Ltd.	40,600	114,925

		177,581

	Shares	Value
COMMON STOCKS (Continued)
South Korea — 2.9%
Hyundai Motor Co.	1,101	$146,936
KB Financial Group, Inc., ADR	3,082	85,032
Samsung Electronics Co. Ltd.	262	300,673

		532,641

Spain — 0.7%
Telefonica SA	11,088	123,927

Sweden — 0.4%
Getinge AB (Class B Stock)	2,960	68,093
Telefonaktiebolaget LM Ericsson (Class B Stock)	290	2,904

		70,997

Switzerland — 2.0%
Credit Suisse Group AG*	7,995	112,905
Glencore PLC*	53,390	120,045
Roche Holding AG	480	117,859
Swiss Re AG	90	8,311

		359,120

Thailand — 0.1%
Bangkok Bank PCL	1,800	9,201

Turkey — 0.3%
Turkcell Iletisim Hizmetleri A/S, ADR	4,953	52,056

United Kingdom — 4.7%
BAE Systems PLC	14,299	104,301
BP PLC	18,486	92,492
GlaxoSmithKline PLC	2,632	53,280
HSBC Holdings PLC	18,400	114,445
Kingfisher PLC	13,057	70,424
Serco Group PLC*	6,758	9,943
Sky PLC	6,901	101,407
Standard Chartered PLC	17,645	119,333
Tesco PLC*	39,643	108,879
Vodafone Group PLC	27,370	86,972

		861,476

United States — 16.3%
Allergan PLC*	582	155,993
Alphabet, Inc. (Class A Stock)*	170	129,693
American International Group, Inc.	2,190	118,369
Amgen, Inc.	1,060	158,926
Apache Corp.	2,510	122,513
Baker Hughes, Inc.	1,490	65,307
Capital One Financial Corp.	1,920	133,075
Chesapeake Energy Corp.	17,560	72,347
Chevron Corp.	1,250	119,250
Cisco Systems, Inc.	3,700	105,339
Citigroup, Inc.	4,440	185,370
Comcast Corp. (Class A Stock)	2,670	163,084
Eli Lilly & Co.	770	55,448
Gilead Sciences, Inc.	860	79,000
Halliburton Co.	3,360	120,019
Hewlett Packard Enterprise Co.	2,180	38,651
HP, Inc.	2,340	28,829
JPMorgan Chase & Co.	2,250	133,245
Medtronic PLC	1,030	77,250
Michael Kors Holdings Ltd.*	760	43,290
Microsoft Corp.	3,450	190,543
Morgan Stanley	3,920	98,039
Navistar International Corp.*	3,890	48,703

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Oracle Corp.	3,850	$157,503
QIAGEN NV*	2,290	50,921
SunTrust Banks, Inc.	3,430	123,754
Twenty-First Century Fox, Inc. (Class A Stock)	3,120	86,986
United Parcel Service, Inc. (Class B Stock)	960	101,251

		2,962,698

TOTAL COMMON STOCKS (cost $8,493,696)		7,797,416

EXCHANGE TRADED FUNDS — 0.6%
iShares 1-3 Year Treasury Bond ETF	842	71,595
iShares Russell 2000 ETF	410	45,354

TOTAL EXCHANGE TRADED FUNDS (cost $111,116)		116,949

PREFERRED STOCK — 0.2%
Brazil
Petroleo Brasileiro SA (PRFC), ADR* (cost $62,854)	7,880	35,696

UNAFFILIATED MUTUAL FUND — 22.1%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $4,302,523)	436,738	4,017,991

TOTAL LONG-TERM INVESTMENTS (cost $12,970,189)		11,968,052

SHORT-TERM INVESTMENT — 34.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,294,765)(w)	6,294,765	6,294,765

TOTAL INVESTMENTS — 100.2% (cost $19,264,954)		18,262,817
Liabilities in excess of other assets(z) — (0.2)%		(41,184)

NET ASSETS — 100.0%		$18,221,633

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
13	2 Year U.S. Treasury Notes	Jun. 2016	$2,836,531	$2,843,750	$7,219
19	Euro STOXX 50 Index	Jun. 2016	644,280	633,686	(10,594)
10	U.S. Dollar Index	Jun. 2016	972,560	945,780	(26,780)

					(30,155)

Short Positions:
11	10 Year U.S. Treasury Notes	Jun. 2016	1,431,016	1,434,297	(3,281)
4	Mini MSCI Emerging Markets Index	Jun. 2016	158,020	166,780	(8,760)
39	S&P 500 E-Mini	Jun. 2016	3,857,700	4,000,425	(142,725)

					(154,766)

					$(184,921)

(1)  Cash of $289,558 has been segregated with JPMorgan Chase to cover requirements for open contracts at March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
OTC swap agreements:
Barclays Capital Group	05/26/16	258	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$ (669)	$ —	$ (669)
Barclays Capital Group	05/26/16	520	Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	(2,546)	—	(2,546)
Societe Generale	04/25/16	440	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.005%	(15)	—	(15)

				$(3,230)	$ —	$(3,230)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China	$ 52,773	$ 171,062	$ —
Denmark	—	33,921	—
France	—	695,121	—
Germany	—	425,687	—
Ireland	—	117,547	—
Israel	157,105	—	—
Italy	—	203,212	—
Japan	—	281,567	—
Netherlands	—	400,866	—
Portugal	—	83,755	—
Russia	25,103	—	—
Singapore	—	177,581	—
South Korea	85,032	447,609	—
Spain	—	123,927	—
Sweden	—	70,997	—
Switzerland	—	359,120	—
Thailand	—	9,201	—
Turkey	52,056	—	—
United Kingdom	—	861,476	—
United States	2,911,777	50,921	—
Exchange Traded Funds	116,949	—	—
Preferred Stocks
Brazil	35,696	—	—
Unaffiliated Fund	4,017,991	—	—
Affiliated Mutual Fund	6,294,765	—	—
Other Financial Instruments*
Futures Contracts	(184,921)	—	—
OTC Total Return Swap Agreements	—	(3,230)	—

Total	$13,564,326	$4,510,340	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund	34.5%
Unaffiliated Mutual Fund	22.1
Banks	6.9
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.1
Insurance	2.3
Technology Hardware, Storage & Peripherals	2.1
Media	1.9
Software	1.9
Diversified Telecommunication Services	1.6
Automobiles	1.5
Wireless Telecommunication Services	1.3
Biotechnology	1.3
Energy Equipment & Services	1.2
Capital Markets	1.2
Industrial Conglomerates	0.9
Food & Staples Retailing	0.9
Airlines	0.9

Health Care Equipment & Supplies	0.8%
Metals & Mining	0.8
Consumer Finance	0.7
Internet Software & Services	0.7
Construction Materials	0.6
Exchange Traded Funds	0.6
Communications Equipment	0.6
Aerospace & Defense	0.6
Air Freight & Logistics	0.6
Auto Components	0.5
Specialty Retail	0.4
Chemicals	0.3
Life Sciences Tools & Services	0.3
Machinery	0.3
Textiles, Apparel & Luxury Goods	0.2
Construction & Engineering	0.2
Commercial Services & Supplies	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$(192,089)
Interest rate contracts	3,938

Total	$(188,151)

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Australia — 6.5%
Charter Hall Office, REIT (Escrow Shares)*	230,500	$—
Dexus Property Group, REIT	561,131	3,407,532
Goodman Group, REIT	444,891	2,275,285
Investa Office Fund, REIT	667,428	2,141,371
LendLease Group	134,864	1,431,726
Mirvac Group, REIT	1,532,314	2,270,415
Scentre Group, REIT	1,291,416	4,395,982
Stockland, REIT	989,739	3,238,023
Vicinity Centres, REIT	1,543,840	3,773,193
Westfield Corp., REIT	1,016,079	7,779,796

		30,713,323

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT(a)	89,560	3,571,367
Brookfield Canada Office Properties, REIT	65,369	1,468,695
Canadian Apartment Properties REIT, REIT	123,147	2,738,391
Chartwell Retirement Residences, REIT	222,397	2,414,474
China Overseas Land & Investment Ltd.	136,000	430,736
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	289,400	414,686

		11,038,349

France — 3.0%
Fonciere des Regions, REIT	23,197	2,187,607
Klepierre, REIT	68,902	3,291,308
Mercialys SA	56,836	1,318,114
Unibail-Rodamco SE, REIT	27,608	7,571,656

		14,368,685

Germany — 3.0%
ADO Properties SA, 144A*	63,997	2,194,865
Alstria Office REIT-AG, REIT*	119,209	1,717,462
LEG Immobilien AG*	25,769	2,424,725
TLG Immobilien AG	108,823	2,371,975
VIB Vermoegen AG	63,611	1,251,504
Vonovia SE	122,913	4,412,691

		14,373,222

Hong Kong — 5.1%
Henderson Land Development Co. Ltd.	621,510	3,821,798
Hongkong Land Holdings Ltd.	436,600	2,615,234
Link REIT (The), REIT	796,000	4,728,758
Sun Hung Kai Properties Ltd.	1,005,000	12,297,703
Wharf Holdings Ltd. (The)	140,000	766,847

		24,230,340

Ireland — 1.3%
Green REIT PLC, REIT	1,063,419	1,704,578
Hibernia REIT PLC, REIT	1,772,025	2,625,342
Irish Residential Properties REIT PLC, REIT	1,295,304	1,628,692

		5,958,612

Japan — 15.1%
Activia Properties, Inc., REIT	1,204	6,241,610
Advance Residence Investment Corp.	318	804,564
Daito Trust Construction Co. Ltd.	30,000	4,255,090
Daiwa House Industry Co. Ltd.	270,200	7,594,868
Daiwa House REIT Investment Corp., REIT	86	376,837
Frontier Real Estate Investment Corp.	17	81,685
GLP J-Reit, REIT	2,858	3,255,651

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hoshino Resorts REIT, Inc.	73	$891,171
Invincible Investment Corp.	3,812	2,853,080
Japan Excellent, Inc.	541	730,211
Japan Hotel REIT Investment Corp.	374	329,145
Japan Real Estate Investment Corp., REIT	297	1,714,551
Japan Retail Fund Investment Corp., REIT	1,783	4,280,900
Kenedix Retail REIT Corp., REIT	1,359	3,293,738
LaSalle Logiport REIT*	400	386,334
Mitsubishi Estate Co. Ltd.	431,000	7,999,346
Mitsui Fudosan Co. Ltd.	778,000	19,378,161
Nippon Building Fund, Inc.	137	811,022
Nippon Prologis REIT, Inc.	626	1,399,676
Sumitomo Realty & Development Co. Ltd.	152,200	4,448,996

		71,126,636

Netherlands — 0.4%
Eurocommercial Properties NV, REIT	35,727	1,669,041

Singapore — 2.7%
Ascendas Real Estate Investment Trust, REIT	1,041,710	1,847,569
Cache Logistics Trust, REIT	1,945,800	1,221,641
Keppel REIT, REIT	4,845,650	3,575,672
Mapletree Commercial Trust, REIT	2,304,000	2,412,474
Suntec Real Estate Investment Trust, REIT	2,816,900	3,500,630

		12,557,986

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	140,665	2,093,625

Sweden — 1.6%
Atrium Ljungberg AB (Class B Stock)	96,404	1,664,872
Fabege AB	92,960	1,566,372
Hufvudstaden AB (Class A Stock)	109,952	1,739,023
Kungsleden AB	199,554	1,411,270
Pandox AB*	62,657	1,089,050

		7,470,587

Switzerland — 0.3%
PSP Swiss Property AG*	16,026	1,540,975

United Kingdom — 6.5%
Big Yellow Group PLC, REIT	191,090	2,117,231
British Land Co. PLC (The), REIT	468,092	4,698,659
Derwent London PLC, REIT	46,013	2,079,311
Empiric Student Property PLC, REIT	1,254,716	1,973,277
Great Portland Estates PLC, REIT	273,545	2,855,724
Hammerson PLC, REIT	339,079	2,812,925
Kennedy Wilson Europe Real Estate PLC	90,308	1,515,489
Land Securities Group PLC, REIT	378,365	5,965,868
Segro PLC, REIT	439,517	2,585,280
Shaftesbury PLC, REIT	129,806	1,693,379
Tritax Big Box REIT PLC, REIT	1,168,200	2,256,670

		30,553,813

United States — 49.2%
Acadia Realty Trust, REIT	111,853	3,929,396
Apartment Investment & Management Co. (Class A Stock), REIT	146,867	6,141,978
Camden Property Trust, REIT	58,458	4,915,733
Chesapeake Lodging Trust, REIT	156,673	4,145,568
Community Healthcare Trust, Inc.	85,417	1,579,360
Coresite Realty Corp.(a)	40,821	2,857,878
Duke Realty Corp., REIT	323,864	7,299,895

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Empire State Realty Trust, Inc. (Class A Stock), REIT	328,300	$5,755,099
Equinix, Inc., REIT	7,506	2,482,309
Equity LifeStyle Properties, Inc., REIT	81,154	5,902,330
Equity One, Inc., REIT	196,252	5,624,582
Equity Residential, REIT	187,499	14,068,050
Essex Property Trust, Inc.	46,916	10,971,776
Extra Space Storage, Inc., REIT	107,416	10,039,099
Federal Realty Investment Trust(a)	61,265	9,560,403
First Industrial Realty Trust, Inc., REIT	118,749	2,700,352
First Potomac Realty Trust, REIT	389,267	3,526,759
General Growth Properties, Inc., REIT	391,516	11,639,771
Healthcare Realty Trust, Inc., REIT	143,292	4,426,290
Hudson Pacific Properties, Inc., REIT	248,931	7,199,084
Monogram Residential Trust, Inc., REIT(a)	313,495	3,091,061
National Retail Properties, Inc., REIT(a)	148,401	6,856,126
New York REIT, Inc., REIT(a)	827,600	8,358,760
Parkway Properties, Inc., REIT	155,787	2,439,624
Physicians Realty Trust, REIT	264,887	4,921,600
Public Storage, REIT	27,603	7,613,735
Retail Properties of America, Inc. (Class A Stock), REIT	388,564	6,158,739
RMR Group, Inc. (The) (Class A Stock)*	77	1,926
Simon Property Group, Inc., REIT	89,998	18,691,685
SL Green Realty Corp., REIT	62,420	6,047,250
Sovran Self Storage, Inc., REIT	70,480	8,313,116
STORE Capital Corp., REIT	245,199	6,345,750
Sun Communities, Inc.	51,666	3,699,802
Sunstone Hotel Investors, Inc., REIT(a)	421,336	5,898,704
Taubman Centers, Inc., REIT	79,675	5,675,250
Tier REIT, Inc., REIT(a)	90,615	1,217,866
Welltower, Inc., REIT	177,514	12,308,821

		232,405,527

TOTAL LONG-TERM INVESTMENTS (cost $427,525,198)		$460,100,721

	Shares	Value
SHORT-TERM INVESTMENTS — 6.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $30,137,942; includes $20,439,101 of cash collateral for securities on loan)(b)(w)	30,137,942	$30,137,942

TOTAL INVESTMENTS — 103.8% (cost $457,663,140)		490,238,663
Liabilities in excess of other assets — (3.8)%		(18,139,260)

NET ASSETS — 100.0%		$472,099,403

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,019,552; cash collateral of $20,439,101 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$30,713,323	$—
Canada	10,192,927	845,422	—
France	—	14,368,685	—
Germany	3,446,369	10,926,853	—
Hong Kong	2,615,234	21,615,106	—
Ireland	4,254,034	1,704,578	—
Japan	386,334	70,740,302	—
Netherlands	—	1,669,041	—
Singapore	—	12,557,986	—
Spain	2,093,625	—	—
Sweden	—	7,470,587	—
Switzerland	—	1,540,975	—
United Kingdom	4,229,947	26,323,866	—
United States	232,405,527	—	—
Affiliated Mutual Fund	30,137,942	—	—

Total	$289,761,939	$200,476,724	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Retail REITs	25.8%
Residential REITs	13.2
Diversified Real Estate Activities	13.1
Diversified REITs	10.8
Office REITs	10.2
Specialized REITs	7.1
Affiliated Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	6.4
Health Care REITs	4.9
Real Estate Operating Companies	4.9
Industrial REITs	3.8
Hotel & Resort REITs	2.4
Health Care Facilities	0.5
Real Estate Development	0.5
Hotels, Resorts & Cruise Lines	0.2

103.8
Liabilities in excess of other assets	(3.8)

100.0%

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 72.4%
AFFILIATED MUTUAL FUND — 2.7%
AST Goldman Sachs Strategic Income Portfolio* (cost $637,083)(w)	65,657	$617,179

EXCHANGE TRADED FUNDS — 22.2%
iShares Core MSCI EAFE ETF	58,745	3,121,709
iShares Core MSCI Emerging Markets ETF JDR	14,621	608,526
iShares Global Infrastructure ETF	24,106	942,304
iShares MSCI India ETF	7,267	197,081
SPDR S&P Bank ETF	7,226	219,454

TOTAL EXCHANGE TRADED FUNDS (cost $5,230,266)		5,089,074

UNAFFILIATED FUNDS — 47.5%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)*	77,535	687,739
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	27,789	1,166,860
Goldman Sachs Core Fixed Income Fund (Institutional Shares)*	157,088	1,660,418
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)*	102,924	1,261,854
Goldman Sachs Emerging Markets Equity Fund*	33,208	526,340
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)*	80,385	620,569
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)*	23,007	203,843
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)*	33,366	315,979
Goldman Sachs High Yield Fund (Institutional Shares)*	27,316	164,989
Goldman Sachs International Real Estate Securities Fund*	77,819	473,919
Goldman Sachs International Small Cap Insights Fund*	172,844	1,794,122

	Shares	Value
UNAFFILIATED FUNDS (Continued)
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)*	133,383	$848,315
Goldman Sachs Long Short Fund*	36,827	314,875
Goldman Sachs Managed Futures Strategy Fund*	34,539	359,893
Goldman Sachs Real Estate Securities Fund (Institutional Shares)*	21,799	457,784

TOTAL UNAFFILIATED FUNDS (cost $10,945,151)		10,857,499

TOTAL LONG-TERM INVESTMENTS (cost $16,812,500)		16,563,752

SHORT-TERM INVESTMENT — 27.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,307,763)(w)	6,307,763	6,307,763

TOTAL INVESTMENTS — 100.0% (cost $23,120,263)		22,871,515
Liabilities in excess of other assets(z) — 0.0%		(3,562)

NET ASSETS — 100.0%		$22,867,953

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Deprecation)(1)
Long Positions:
21	Euro STOXX 50	Jun. 2016	$713,618	$700,390	$(13,228)
3	Russell 2000 Mini Index	Jun. 2016	320,517	332,880	12,363
33	S&P 500 E-Mini	Jun. 2016	3,266,295	3,384,975	118,680
4	TOPIX Index	Jun. 2016	479,767	478,920	(847)

					116,968

Short Position:
2	30 Year Euro BUXL	Jun. 2016	371,867	383,564	(11,697)

					$105,271

(1)  Cash of $293,366 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2016.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Deutsche Bank AG	AUD	10	$ 7,522	$7,638	$116
Expiring 06/15/16	UBS AG	AUD	180	136,910	137,487	577
Brazilian Real,
Expiring 04/04/16	Barclays Capital Group	BRL	480	119,829	133,347	13,518
Expiring 04/04/16	Morgan Stanley	BRL	20	4,996	5,556	560
British Pound,
Expiring 06/15/16	Deutsche Bank AG	GBP	10	14,260	14,367	107
Canadian Dollar,
Expiring 06/15/16	JPMorgan Chase	CAD	10	7,486	7,700	214
Expiring 06/15/16	Morgan Stanley	CAD	170	126,428	130,903	4,475
Chilean Peso,
Expiring 06/15/16	JPMorgan Chase	CLP	90,000	130,020	133,421	3,401
Danish Krone,
Expiring 06/15/16	Deutsche Bank AG	DKK	30	4,523	4,592	69
Euro,
Expiring 06/15/16	Bank of America	EUR	120	134,887	136,877	1,990
Expiring 06/15/16	Deutsche Bank AG	EUR	50	56,200	57,032	832
Indian Rupee,
Expiring 06/15/16	JPMorgan Chase	INR	500	7,301	7,445	144
Expiring 06/15/16	Morgan Stanley	INR	2,000	29,022	29,778	756
Expiring 06/15/16	State Street Bank	INR	24,500	352,614	364,787	12,173
Indonesian Rupiah,
Expiring 06/15/16	JPMorgan Chase	IDR	90,000	6,714	6,703	(11)
Expiring 06/15/16	Morgan Stanley	IDR	90,000	6,643	6,703	60
Expiring 06/15/16	State Street Bank	IDR	3,330,000	243,992	247,999	4,007
Expiring 06/15/16	State Street Bank	IDR	90,000	6,742	6,703	(39)
Japanese Yen,
Expiring 06/15/16	Deutsche Bank AG	JPY	4,000	35,407	35,622	215
Polish Zloty,
Expiring 06/15/16	JPMorgan Chase	PLN	540	139,582	144,593	5,011
Expiring 06/15/16	JPMorgan Chase	PLN	510	128,118	136,561	8,443
Russian Ruble,
Expiring 06/15/16	Citigroup Global Markets	RUB	9,250	133,671	134,912	1,241
South Korean Won,
Expiring 06/15/16	Citigroup Global Markets	KRW	10,000	8,631	8,727	96
Swedish Krona,
Expiring 06/15/16	Deutsche Bank AG	SEK	1,125	131,067	138,971	7,904
Expiring 06/15/16	Deutsche Bank AG	SEK	75	9,086	9,265	179
Swiss Franc,
Expiring 06/15/16	Deutsche Bank AG	CHF	20	20,632	20,874	242
Turkish Lira,
Expiring 06/15/16	Morgan Stanley	TRY	390	132,678	135,555	2,877

				$2,134,961	$2,204,118	69,157

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	JPMorgan Chase	AUD	30	$ 22,254	$ 22,915	$ (661)
Expiring 06/15/16	Morgan Stanley	AUD	660	479,662	504,117	(24,455)
Expiring 06/15/16	Morgan Stanley	AUD	360	261,634	274,973	(13,339)
Brazilian Real,
Expiring 04/04/16	JPMorgan Chase	BRL	500	132,240	138,903	(6,663)
British Pound,
Expiring 06/15/16	BNP Paribas	GBP	190	269,951	272,957	(3,006)

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/15/16	JPMorgan Chase	GBP	5	$7,074	$7,183	$(109)
Expiring 06/15/16	Morgan Stanley	GBP	970	1,366,694	1,393,520	(26,826)
Chilean Peso,
Expiring 06/15/16	Morgan Stanley	CLP	5,000	7,112	7,412	(300)
Expiring 06/15/16	Standard Chartered PLC	CLP	85,000	121,264	126,009	(4,745)
Chinese Renminbi,
Expiring 06/15/16	JPMorgan Chase	CNH	70	10,672	10,791	(119)
Expiring 06/15/16	Morgan Stanley	CNH	80	12,085	12,333	(248)
Expiring 06/15/16	UBS AG	CNH	1,600	242,498	246,660	(4,162)
Chinese Yuan,
Expiring 06/16/16	State Street Bank	CNY	10	1,531	1,541	(10)
Danish Krone,
Expiring 06/15/16	JPMorgan Chase	DKK	50	7,466	7,654	(188)
Expiring 06/15/16	Morgan Stanley	DKK	930	135,986	142,369	(6,383)
Euro,
Expiring 06/15/16	JPMorgan Chase	EUR	70	77,947	79,845	(1,898)
Expiring 06/15/16	Morgan Stanley	EUR	1,930	2,099,405	2,201,440	(102,035)
Expiring 06/15/16	Morgan Stanley	EUR	120	130,533	136,877	(6,344)
Hong Kong Dollar,
Expiring 06/15/16	Deutsche Bank AG	HKD	20	2,578	2,579	(1)
Expiring 06/15/16	JPMorgan Chase	HKD	1,630	209,777	210,216	(439)
Expiring 06/15/16	JPMorgan Chase	HKD	80	10,315	10,317	(2)
Hungarian Forint,
Expiring 06/15/16	JPMorgan Chase	HUF	38,000	135,633	137,595	(1,962)
Israeli Shekel,
Expiring 06/15/16	JPMorgan Chase	ILS	160	41,221	42,675	(1,454)
Expiring 06/15/16	JPMorgan Chase	ILS	40	10,282	10,669	(387)
Japanese Yen,
Expiring 06/15/16	Bank of America	JPY	15,000	133,899	133,586	313
Expiring 06/15/16	Deutsche Bank AG	JPY	180,000	1,591,606	1,603,027	(11,421)
Expiring 06/15/16	JPMorgan Chase	JPY	9,000	79,788	80,151	(363)
Malaysian Ringgit,
Expiring 06/15/16	Morgan Stanley	MYR	30	7,185	7,642	(457)
Expiring 06/15/16	UBS AG	MYR	510	121,608	129,914	(8,306)
New Taiwanese Dollar,
Expiring 06/15/16	JPMorgan Chase	TWD	300	9,127	9,329	(202)
Expiring 06/15/16	Morgan Stanley	TWD	300	9,013	9,329	(316)
Expiring 06/15/16	UBS AG	TWD	5,400	162,050	167,926	(5,876)
New Zealand Dollar,
Expiring 06/15/16	JPMorgan Chase	NZD	10	6,565	6,884	(319)
Expiring 06/15/16	Morgan Stanley	NZD	190	125,763	130,803	(5,040)
Expiring 06/15/16	Morgan Stanley	NZD	20	13,238	13,769	(531)
Norwegian Krone,
Expiring 06/15/16	Morgan Stanley	NOK	350	40,335	42,281	(1,946)
Polish Zloty,
Expiring 06/15/16	Morgan Stanley	PLN	30	7,875	8,033	(158)
Singapore Dollar,
Expiring 06/15/16	JPMorgan Chase	SGD	120	86,111	88,988	(2,877)
Expiring 06/15/16	JPMorgan Chase	SGD	10	7,223	7,416	(193)
South Korean Won,
Expiring 06/15/16	JPMorgan Chase	KRW	10,000	8,344	8,727	(383)
Expiring 06/15/16	Morgan Stanley	KRW	20,000	16,174	17,453	(1,279)
Expiring 06/15/16	State Street Bank	KRW	240,000	194,002	209,442	(15,440)
Swedish Krona,
Expiring 06/15/16	Deutsche Bank AG	SEK	1,725	200,969	213,088	(12,119)
Expiring 06/15/16	JPMorgan Chase	SEK	75	9,034	9,265	(231)
Swiss Franc,
Expiring 06/15/16	Deutsche Bank AG	CHF	650	655,533	678,384	(22,851)

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/15/16	Deutsche Bank AG	CHF	300	$302,554	$313,101	$(10,547)
Expiring 06/15/16	JPMorgan Chase	CHF	10	10,169	10,437	(268)

				$9,593,979	$9,900,525	(306,546)

						$(237,389)

 Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$617,179	$—	$—
Exchange Traded Funds	5,089,074	—	—
Unaffiliated Funds	10,857,499	—	—
Affiliated Mutual Fund	6,307,763	—	—
Other Financial Instruments*
Futures Contracts	105,271	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(237,389)	—

Total	$22,976,786	$(237,389)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts.	116,968
Foreign exchange contracts	(237,389)
Interest rate contracts	(11,697)

Total	$(132,118)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

LONG-TERM INVESTMENTS — 101.1%
Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 10.7%
Collateralized Debt Obligations — 0.1%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 144A
0.841%(c)	07/22/21	453	$446,591

Collateralized Loan Obligations — 5.5%
ARES XII CLO Ltd. (Cayman Islands),
Series 2007-12A, Class A, 144A
1.259%(c)	11/25/20	327	322,449
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.496%(c)	11/21/22	881	870,518
Duane Street CLO IV Ltd.,
Series 2007-4A, Class A1R, 144A
0.878%(c)	11/14/21	6,982	6,862,546
Gale Force 3 CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
0.860%(c)	04/19/21	2,786	2,756,875
Grayson CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.861%(c)	11/01/21	3,383	3,291,596
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.772%(c)	04/15/25	2,250	2,178,343
Series 2014-1A, Class A1, 144A
2.150%(c)	04/18/26	3,750	3,646,269
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
2.084%(c)	07/21/26	700	690,853
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class ACOM, 144A
1.569%(c)	11/22/23	3,340	3,290,886
OHA Credit Partners VIII Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.744%(c)	04/20/25	7,150	7,039,662
Red River CLO Ltd. (Cayman Islands),
Series 1A, Class A, 144A
0.886%(c)	07/27/18	546	545,406
Shinnecock CLO (Cayman Islands),
Series 2006-1A, Class A2, 144A
1.022%(c)	07/15/18	7,500	7,406,597
Trinitas CLO I Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.152%(c)	04/15/26	1,700	1,669,931
Zais CLO 1 Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.472%(c)	04/15/26	1,800	1,619,498

			42,191,429

Non-Residential Mortgage-Backed Securities — 4.1%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class ACOM, 144A
1.847%(c)	04/18/24	5,950	5,659,640
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 144A
1.419%(c)	02/25/43	1,269	1,235,557
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.371%(c)	10/28/41	1,406	1,308,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SLM Student Loan Trust,
Series 2003-1, Class A5A, 144A
0.744%(c)	12/15/32	3,062	$2,762,936
Series 2005-4, Class A3
0.739%(c)	01/25/27	2,829	2,654,398
Series 2007-1, Class A5
0.709%(c)	01/26/26	2,050	1,946,513
Series 2007-2, Class A4
0.679%(c)	07/25/22	3,150	2,889,104
Series 2008-2, Class A3
1.369%(c)	04/25/23	254	243,854
Series 2008-4, Class A4
2.269%(c)	07/25/22	1,350	1,344,488
Series 2008-5, Class A4
2.319%(c)	07/25/23	4,965	4,983,778
Series 2012-3, Class A
1.086%(c)	12/26/25	3,625	3,482,795
SunTrust Student Loan Trust,
Series 2006-1A, Class A4, 144A
0.811%(c)	10/28/37	3,250	2,996,961

			31,508,603

Residential Mortgage-Backed Securities — 1.0%
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
0.726%(c)	08/25/36	2,400	1,812,906
Soundview Home Equity Loan Trust,
Series 2007-NS1, Class A3
0.636%(c)	01/25/37	2,200	1,835,337
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1
0.686%(c)	09/25/36	4,600	3,673,040

			7,321,283

TOTAL ASSET-BACKED SECURITIES (cost $81,900,723)			81,467,906

CORPORATE BONDS — 25.2%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, EMTN
1.375%	03/22/22	EUR 250	274,413
2.000%	03/22/27	EUR 250	267,976
SGSP Australia Assets Pty Ltd.,
Gtd. Notes, EMTN
3.300%	04/09/23	400	392,195
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.750%	09/17/24	200	203,561

			1,138,145

Belgium — 1.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21	2,200	2,260,691
3.300%	02/01/23	600	623,774
3.650%	02/01/26	3,750	3,943,549

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Belgium (cont’d.)
KBC Bank NV,
Sub. Notes
8.000%(c)	01/25/23		1,800	$1,939,500

				8,767,514

France — 1.5%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A
1.875%	03/28/19		3,700	3,717,812
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	1,400	1,521,375
5.000%(c)	01/22/49	EUR	100	107,975
Pernod-Ricard SA,
Sr. Unsec’d. Notes, 144A
4.250%	07/15/22		1,350	1,450,883
5.750%	04/07/21		2,900	3,302,224
TOTAL SA,
Jr. Sub. Notes, EMTN
2.250%(c)	12/29/49	EUR	1,000	1,070,197
2.625%(c)	12/29/49	EUR	400	413,969

				11,584,435

Germany — 2.4%
Bayer AG,
Jr. Sub. Notes
2.375%(c)	04/02/75	EUR	700	776,430
3.750%(c)	07/01/74	EUR	250	294,080
BMW US Capital LLC,
Gtd. Notes, EMTN
1.125%	09/18/21	EUR	450	531,002
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25		2,900	2,896,175
KFW,
Gov’t. Gtd. Notes, GMTN
0.007%(s)	12/07/18	EUR	12,000	13,780,863

				18,278,550

Ireland — 0.5%
Bank of Ireland,
Sr. Unsec’d. Notes, EMTN
1.250%	04/09/20	EUR	1,800	2,071,189
Sub. Notes, EMTN
4.250%(c)	06/11/24	EUR	1,250	1,420,553

				3,491,742

Italy — 1.8%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
4.125%	05/04/26	EUR	200	244,877
Autostrada Brescia Verona Vicenza Padova SpA,
Sr. Sec’d. Notes
2.375%	03/20/20	EUR	100	117,781
Banca Monte dei Paschi di Siena SpA,
Gov’t. Liquid Gtd. Notes
3.500%	03/20/17	EUR	6,600	7,715,063
Banco Popolare SC,
Sr. Unsec’d. Notes, EMTN
2.750%	07/27/20	EUR	1,050	1,201,560

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		250	$269,976
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/20	EUR	350	403,145
Sub. Notes, EMTN
6.625%	09/13/23	EUR	1,250	1,704,582
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	1,700	1,917,508

				13,574,492

Japan — 0.4%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, EMTN
0.875%	03/11/22	EUR	300	340,558
Meiji Yasuda Life Insurance Co.,
Sub. Notes, 144A
5.200%(c)	10/20/45		800	862,560
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		1,050	1,069,783
3.850%	03/01/26		1,000	1,040,160

				3,313,061

Luxembourg — 0.3%
Altice Financing SA,
Sr. Sec’d. Notes, RegS
5.250%	02/15/23	EUR	1,700	1,975,637

Mexico — 0.1%
Trust F/1401,
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		400	407,000

Netherlands — 1.1%
ABN AMRO Bank NV,
Sub. Notes, EMTN, RegS
2.875%(c)	06/30/25	EUR	2,150	2,495,454
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		1,150	1,184,039
Sub. Notes
3.875%	07/25/23	EUR	1,050	1,348,020
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		2,500	2,724,220
Sub. Notes, EMTN
3.625%(c)	02/25/26	EUR	350	423,044
4.125%(c)	11/21/23		350	352,999

				8,527,776

Portugal — 1.1%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
2.625%	01/18/22	EUR	700	832,455
Sr. Unsec’d. Notes, MTN
4.125%	01/20/21	EUR	5,950	7,557,660

				8,390,115

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Spain — 0.1%
BBVA Subordinated Capital SAU,
Gtd. Notes
3.500%(c)	04/11/24	EUR	900	$1,053,457

Switzerland — 0.7%
Credit Suisse AG,
Sub. Notes
5.750%(c)	09/18/25	EUR	1,100	1,348,847
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	01/15/19		350	320,250
UBS Group AG,
Jr. Sub. Notes
7.000%(c)	12/29/49		1,900	1,940,945
UBS Group Funding Jersey Ltd,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,502,139

				5,112,181

United Kingdom — 2.2%
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		6,300	6,896,301
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	950	1,072,854
Hammerson PLC,
Sr. Unsec’d. Notes
2.000%	07/01/22	EUR	100	118,238
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.000%(c)	12/29/49	GBP	500	683,114
Royal Bank of Scotland Group PLC,
Sub. Notes
6.100%	06/10/23		2,150	2,202,129
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		200	211,520
Santander UK Group Holdings PLC,
Sub. Notes, 144A
4.750%	09/15/25		2,675	2,530,135
5.625%	09/15/45		400	375,540
Standard Life PLC,
Gtd. Notes
6.546%(c)	11/29/49	GBP	1,500	2,224,385
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23		200	208,000

				16,522,216

United States — 11.8%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		600	631,685
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22		400	407,067
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		250	257,052
3.450%	03/15/22		3,200	3,322,102

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.800%	03/15/25	650	$676,483
4.850%	06/15/44	50	53,247
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	100	89,052
4.500%	07/15/44	100	78,444
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	50	48,107
4.250%	01/15/44	200	168,080
Automatic Data Processing, Inc.,
Sr. Unsec’d. Notes
3.375%	09/15/25	3,850	4,115,946
Bank of America Corp.,
Jr. Sub. Notes
6.250%(c)	09/29/49	850	833,000
Sr. Unsec’d. Notes
2.600%	01/15/19	2,450	2,491,429
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	150	155,466
5.650%	05/01/18	250	268,368
Branch Banking & Trust Co.,
Sub. Notes
3.625%	09/16/25	850	890,335
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,397,361
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	1,100	1,113,758
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	400	408,735
4.908%	07/23/25	1,100	1,160,298
Chubb INA Holdings, Inc.,
Gtd. Notes
2.875%	11/03/22	500	515,954
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	250	274,229
Danaher Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/25	850	904,128
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	150	126,299
5.600%	07/15/41	50	39,160
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	4,350	4,381,894
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	650	666,477
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	300	299,453
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.500%	10/15/22	800	853,125

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	10/15/25	1,250	$1,349,834
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.459%	03/27/20	4,400	4,370,837
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21	600	669,854
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	200	139,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	2,600	2,966,176
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	650	660,818
3.450%	04/10/22	700	687,309
Halliburton Co.,
Sr. Unsec’d. Notes
3.375%	11/15/22	700	712,368
3.800%	11/15/25	700	701,081
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	04/15/25	1,850	1,905,500
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	1,550	1,556,088
5.375%	02/01/21	600	655,262
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	350	352,842
3.900%	07/15/25	950	1,007,137
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	200	204,094
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	200	205,428
3.950%	07/15/25	1,750	1,862,068
5.000%	07/15/35	100	110,287
5.200%	07/15/45	850	951,056
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	750	777,655
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,350	1,561,784
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20	100	103,573
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	750	796,336
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	650	693,772
Morgan Stanley,
Sr. Unsec’d. Notes
4.300%	01/27/45	200	201,248

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	$181,520
3.700%	10/23/24		2,550	2,633,691
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		400	445,107
Sub. Notes
3.950%	04/23/27		550	550,581
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41		150	191,781
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		2,750	2,730,340
4.250%	01/17/23		250	253,325
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	02/25/21		750	753,797
2.750%	02/25/26		1,150	1,169,210
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	434,682
4.450%	06/12/25		5,300	5,831,283
5.850%	08/15/45		1,600	1,953,858
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/25		2,550	2,615,532
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		1,450	1,472,988
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		250	267,887
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	12/15/25		3,150	3,203,909
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20		900	976,922
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21		850	882,704
US Bank NA,
Sr. Unsec’d. Notes
2.800%	01/27/25		400	408,116
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		2,700	2,653,328
3.750%	05/01/24		250	249,799
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		550	565,916
3.500%	11/01/24		4,650	4,878,827
4.500%	09/15/20		300	331,207
4.522%	09/15/48		650	651,106
5.150%	09/15/23		500	577,107
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		350	365,005
3.150%	12/14/25		450	469,744

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.800%	11/18/44		50	$49,691

				89,577,604

Venezuela
Petroleos de Venezuela SA,
Sr. Unsec’d Notes
5.375%	04/12/27		20	6,348
Sr. Unsec’d. Notes, RegS
6.000%	05/16/24		340	105,570

				111,918

TOTAL CORPORATE BONDS (cost $187,167,024)				191,825,843

FOREIGN GOVERNMENT BONDS — 40.0%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	4,365	3,301,721
3.250%	04/21/25	AUD	4,765	3,890,980
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, RegS, 144A
4.150%	03/15/37(g)	EUR	1,140	2,053,616
4.850%	03/15/26(g)	EUR	780	1,273,448
Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,890	3,368,583
Brazil Notas do Tesouro Nacional (Brazil),
Notes
16.663%	08/15/50	BRL	1,600	1,206,090
Bundesrepublik Deutschland (Germany),
Bonds
1.000%	08/15/25	EUR	2,260	2,786,552
2.250%	09/04/20	EUR	2,400	3,054,714
2.500%	08/15/46(g)	EUR	670	1,100,431
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD	1,800	1,439,875
Canadian Government Bond (Canada),
Bonds
1.500%	03/01/20	CAD	10,280	8,185,294
4.000%	06/01/41	CAD	2,250	2,404,481
Unsec’d. Notes
2.750%	06/01/22	CAD	2,580	2,210,327
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26		2,144	2,166,512
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		480	490,800
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,133,961
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		380	380,000
5.875%	04/18/24		320	328,000
6.850%	01/27/45		2,260	2,237,400

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
7.450%	04/30/44		100	$105,000
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
2.350%	07/29/44	EUR	400	580,012
Gov’t. Gtd. Notes, MTN
1.200%	02/17/45	EUR	3,160	3,542,446
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS, 144A
3.375%	04/15/20(g)	EUR	2,060	2,692,479
France Government Bond OAT (France),
Bonds
1.000%	05/25/19	EUR	12,290	14,573,302
1.750%	11/25/24	EUR	6,030	7,740,516
4.500%	04/25/41	EUR	1,400	2,697,904
4.750%	04/25/35	EUR	3,090	5,732,468
Bonds, RegS
1.000%	11/25/18	EUR	2,300	2,712,996
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	211,500
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.750%	01/08/26		1,800	1,888,393
Sr. Unsec’d. Notes, RegS
4.125%	01/15/25		1,210	1,215,487
5.125%	01/15/45		1,360	1,352,670
5.875%	01/15/24		200	224,602
6.750%	01/15/44		640	773,584
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	707,049
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.150%	11/12/17	EUR	3,100	3,644,243
2.350%	09/15/19	EUR	5,200	7,097,201
4.250%	09/01/19	EUR	5,820	7,555,053
Bonds, 144A
4.750%	09/01/44	EUR	3,970	6,779,841
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	7,480	9,840,248
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	3,033,950	27,308,920
0.100%	12/20/20	JPY	2,268,800	20,441,677
0.200%	09/20/18	JPY	3,117,700	27,989,907
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,817,756
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/45	JPY	762,900	8,330,859
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35	JPY	1,895,350	19,307,831
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.320%	03/10/25	JPY	1,067,100	9,946,967
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.125%	07/21/25		750	772,313

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
8.500%	12/13/18	MXN	1,463	$92,630
10.000%	12/05/24	MXN	46,951	3,488,656
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	2,405	156,974
8.500%	11/18/38	MXN	2,036	142,680
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		1,260	1,285,200
4.600%	01/23/46		1,790	1,745,250
Netherlands Government Bond (Netherlands),
Bonds, RegS, 144A
0.250%	07/15/25	EUR	670	763,081
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	4,680	1,486,582
Province of British Columbia Canada (Canada),
Sr. Unsec’d. Notes, MTN
4.650%	12/18/18	CAD	1,300	1,099,087
Province of Ontario Canada (Canada),
Notes
4.650%	06/02/41	CAD	2,700	2,634,951
Unsec’d. Notes
2.600%	06/02/25	CAD	5,000	3,983,523
South Africa Government Bond (South Africa),
Bonds
8.250%	03/31/32	ZAR	12,360	740,240
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, RegS, 144A
5.900%	07/30/26	EUR	8,800	14,232,246
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, RegS, 144A
0.550%	11/30/19	EUR	5,550	6,461,335
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.125%	06/03/25		236	215,881
Switzerland Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	1,061,318
4.000%	04/08/28	CHF	300	472,893
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		520	563,992
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	07/22/20	GBP	3,780	5,715,897
3.500%	07/22/68	GBP	1,160	2,383,473
4.250%	03/07/36	GBP	2,270	4,375,144
Unsec’d. Notes
4.500%	09/07/34	GBP	4,780	9,408,456
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19		3,890	1,458,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $286,360,506)				304,564,248

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS — 0.8%
Puerto Rico — 0.8%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,
6.000%	07/01/39		1,120	$677,779
8.000%	07/01/35		2,405	1,659,474
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/33		5	3,256
5.250%	07/01/42		900	585,018
6.000%	07/01/38		5	3,444
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,
5.233%(t)	08/01/32		860	346,356
5.250%	08/01/41		340	139,033
5.375%	08/01/36		235	96,428
5.375%	08/01/39		3,150	1,292,099
5.500%	08/01/28		25	10,306
6.500%	08/01/44		2,605	1,099,466

TOTAL MUNICIPAL BONDS (cost $6,357,520)				5,912,659

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
Aire Valley Mortgages PLC (United Kingdom),
Series 2007-1X, Class 2A2
0.026%(c)	09/20/66	EUR	7,203	7,956,169
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
2.984%(c)	04/25/37		2,121	1,907,944
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.596%(c)	03/25/37		594	457,950
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A
0.666%(c)	07/25/46		3,326	2,774,063
JPMorgan Alternative Loan Trust,
Series 2008-R2, Class A1, 144A
6.000%	11/25/36		2,311	1,962,078
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1
0.666%(c)	02/25/36		516	421,993
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR9, Class 1A
1.351%(c)	08/25/46		3,511	2,858,398

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,149,953)				18,338,595

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Federal Home Loan Banks, Bonds
2.625%	09/12/25		3,700	3,836,822
Federal National Mortgage Assoc.
3.000%	TBA		17,000	17,438,280
3.500%	TBA		2,000	2,096,953
5.000%	10/01/23-02/01/38		874	965,942
Government National Mortgage Assoc.
4.000%	10/20/43-10/20/45		24,677	26,398,709

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA	37,000	$39,550,976

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,703,154)			90,287,682

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
2.500%	02/15/46	3,900	3,802,652
2.750%	11/15/42	17,500	18,042,098
3.000%	11/15/44	4,640	5,007,033
3.125%	08/15/44	4,560	5,044,500
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	1,560	1,561,794
0.375%	07/15/23-07/15/25	8,640	9,016,897
1.375%	02/15/44	1,690	1,923,203
2.125%	02/15/40	1,100	1,539,955
U.S. Treasury Notes
1.000%	12/15/17	31,380	31,519,735

TOTAL U.S. TREASURY OBLIGATIONS (cost $76,595,322)			77,457,867

TOTAL LONG-TERM INVESTMENTS (cost $746,234,202)			769,854,800

	Shares	Value
SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,043,254)(w)	23,043,254	$23,043,254

TOTAL INVESTMENTS — 104.1% (cost $769,277,456)		792,898,054
Liabilities in excess of other assets(z) — (4.1)%		(31,586,618)

NET ASSETS — 100.0%		$761,311,436

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2016.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
67	2 Year U.S. Treasury Notes	Jun. 2016	$14,643,269	$14,656,250	$12,981
95	5 Year Euro-Bobl	Jun. 2016	14,200,112	14,172,005	(28,107)
83	10 Year Australian Treasury Bonds	Jun. 2016	62,818,992	62,873,797	54,805
131	10 Year Euro-Bund	Jun. 2016	24,270,036	24,345,331	75,295
19	10 Year Japanese Bonds	Jun. 2016	25,524,101	25,542,672	18,571
54	10 Year U.K. Gilt	Jun. 2016	9,374,357	9,401,488	27,131

					160,676

Short Positions:
96	5 Year U.S. Treasury Notes	Jun. 2016	11,530,221	11,631,750	(101,529)
463	10 Year U.S. Treasury Notes	Jun. 2016	60,214,333	60,370,859	(156,526)
156	20 Year U.S. Treasury Bonds	Jun. 2016	25,701,441	25,652,250	49,191
29	30 Year Euro BUXL	Jun. 2016	5,424,517	5,561,680	(137,163)
39	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	6,717,410	6,728,719	(11,309)

					(357,336)

					$(196,660)

(1)	Cash of $1,641,382 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/26/16	Bank of America	AUD	2,317	$1,774,023	$1,773,977	$(46)
Expiring 04/26/16	Barclays Capital Group	AUD	2,309	1,724,560	1,767,852	43,292
Expiring 04/26/16	RBC Dominion Securities	AUD	1,637	1,224,500	1,253,629	29,129
Expiring 04/26/16	Royal Bank of Canada	AUD	1,158	886,346	886,606	260
Expiring 04/26/16	Standard Chartered PLC	AUD	1,174	885,008	898,856	13,848
Expiring 04/26/16	UBS AG	AUD	1,151	861,015	881,247	20,232
Expiring 04/26/16	Westpac Banking Corp.	AUD	995	751,330	762,075	10,745
Brazilian Real,
Expiring 04/04/16	Bank of America	BRL	3,171	865,000	880,874	15,874
Expiring 04/04/16	Bank of America	BRL	1,904	518,000	528,905	10,905
Expiring 04/04/16	JPMorgan Chase	BRL	3,216	856,000	893,517	37,517
Expiring 04/04/16	Morgan Stanley	BRL	3,357	852,000	932,522	80,522
Expiring 04/04/16	Morgan Stanley	BRL	3,230	866,000	897,298	31,298
Expiring 04/04/16	Morgan Stanley	BRL	3,175	866,165	882,105	15,940
Expiring 04/04/16	Morgan Stanley	BRL	1,267	345,000	351,955	6,955
Expiring 04/04/16	RBC Dominion Securities	BRL	3,398	845,744	944,014	98,270
Expiring 04/04/16	UBS AG	BRL	3,395	846,000	943,227	97,227
Expiring 04/04/16	UBS AG	BRL	3,260	861,000	905,503	44,503
Expiring 04/04/16	UBS AG	BRL	3,244	864,000	901,196	37,196
British Pound,
Expiring 04/07/16	Bank of America	GBP	619	863,000	889,055	26,055
Expiring 04/07/16	Bank of America	GBP	268	378,960	384,425	5,465
Expiring 04/07/16	Citigroup Global Markets	GBP	246	350,298	353,683	3,385
Expiring 04/07/16	JPMorgan Chase	GBP	587	825,838	843,090	17,252
Expiring 04/07/16	Morgan Stanley	GBP	267	369,601	383,520	13,919
Expiring 04/07/16	RBC Dominion Securities	GBP	374	520,979	536,927	15,948
Expiring 04/26/16	BNP Paribas	GBP	762	1,081,004	1,094,084	13,080
Expiring 04/26/16	Citigroup Global Markets	GBP	292	414,377	419,981	5,604
Expiring 04/26/16	State Street Bank	GBP	320	450,966	458,938	7,972
Canadian Dollar,
Expiring 04/26/16	Barclays Capital Group	CAD	1,153	882,000	887,836	5,836
Expiring 04/26/16	RBC Dominion Securities	CAD	2,248	1,732,000	1,730,855	(1,145)
Expiring 04/26/16	RBC Dominion Securities	CAD	1,154	888,000	888,710	710
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	5,627	835,610	869,997	34,387
Expiring 05/19/16	Barclays Capital Group	CNH	1,485	224,808	229,239	4,431
Expiring 07/11/16	JPMorgan Chase	CNH	17,660	2,584,000	2,718,638	134,638
Expiring 07/12/16	JPMorgan Chase	CNH	11,786	1,726,888	1,814,223	87,335
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,372	1,671,221	1,750,447	79,226
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,659	1,429,559	1,486,662	57,103
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,746	847,069	884,116	37,047
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,720,950	1,804,028	83,078
Expiring 07/22/16	Standard Chartered PLC	CNH	11,637	1,719,963	1,790,395	70,432
Expiring 07/26/16	Deutsche Bank AG	CNH	5,871	869,572	903,046	33,474
Expiring 07/26/16	Deutsche Bank AG	CNH	1,479	218,389	227,562	9,173
Expiring 08/02/16	Deutsche Bank AG	CNH	6,260	926,432	962,641	36,209
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,712	1,289,059	1,339,640	50,581
Expiring 08/03/16	Deutsche Bank AG	CNH	3,055	451,492	469,774	18,282
Expiring 08/05/16	Barclays Capital Group	CNH	5,992	884,958	921,239	36,281
Expiring 08/16/16	Barclays Capital Group	CNH	7,334	1,089,424	1,126,910	37,486
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,728	860,966	880,048	19,082
Expiring 09/01/16	Barclays Capital Group	CNH	6,096	888,869	935,837	46,968
Expiring 09/01/16	BNP Paribas	CNH	10,628	1,560,208	1,631,713	71,505
Expiring 09/01/16	Citigroup Global Markets	CNH	12,010	1,772,000	1,843,847	71,847
Expiring 09/01/16	Citigroup Global Markets	CNH	10,844	1,584,865	1,664,800	79,935
Expiring 09/01/16	Deutsche Bank AG	CNH	6,044	888,000	927,932	39,932
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	6,119	889,000	939,442	50,442

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,946	$899,000	$912,858	$ 13,858
Expiring 09/01/16	JPMorgan Chase	CNH	6,023	886,000	924,714	38,714
Expiring 09/01/16	Morgan Stanley	CNH	3,403	499,056	522,487	23,431
Expiring 09/01/16	Standard Chartered PLC	CNH	6,098	889,000	936,184	47,184
Expiring 09/01/16	Standard Chartered PLC	CNH	6,017	886,000	923,838	37,838
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,109	889,000	937,950	48,950
Colombian Peso,
Expiring 04/04/16	Citigroup Global Markets	COP	1,233,828	384,580	411,161	26,581
Expiring 04/04/16	Credit Suisse First Boston Corp.	COP	1,100,427	338,000	366,706	28,706
Expiring 04/04/16	Royal Bank of Scotland Group PLC	COP	1,116,683	340,000	372,123	32,123
Expiring 04/11/16	Royal Bank of Scotland Group PLC	COP	2,159,736	687,000	719,570	32,570
Expiring 04/11/16	Royal Bank of Scotland Group PLC	COP	537,911	166,330	179,219	12,889
Expiring 04/15/16	Royal Bank of Scotland Group PLC	COP	1,102,441	345,000	367,265	22,265
Expiring 05/02/16	Credit Suisse First Boston Corp.	COP	2,686,608	887,000	894,337	7,337
Expiring 05/04/16	Royal Bank of Canada	COP	1,066,223	355,000	354,812	(188)
Expiring 05/13/16	Credit Suisse First Boston Corp.	COP	3,450,938	1,132,569	1,146,638	14,069
Euro,
Expiring 04/26/16	Credit Suisse First Boston Corp.	EUR	766	866,545	872,304	5,759
Expiring 04/26/16	Hong Kong & Shanghai Bank	EUR	1,574	1,765,320	1,792,437	27,117
Expiring 04/26/16	Hong Kong & Shanghai Bank	EUR	777	863,824	884,831	21,007
Expiring 04/26/16	JPMorgan Chase	EUR	1,548	1,759,717	1,762,482	2,765
Expiring 04/26/16	Morgan Stanley	EUR	773	871,457	880,276	8,819
Expiring 04/26/16	Standard Chartered PLC	EUR	4,566	5,106,888	5,200,127	93,239
Expiring 04/26/16	Standard Chartered PLC	EUR	1,588	1,773,288	1,808,380	35,092
Expiring 04/26/16	Standard Chartered PLC	EUR	780	888,025	888,248	223
Expiring 04/26/16	State Street Bank	EUR	779	866,148	887,109	20,961
Expiring 04/26/16	State Street Bank	EUR	750	847,795	853,550	5,755
Expiring 04/26/16	UBS AG	EUR	781	866,605	889,385	22,780
Expiring 04/26/16	UBS AG	EUR	768	867,241	874,582	7,341
Hungarian Forint,
Expiring 04/26/16	Deutsche Bank AG	HUF	823,082	2,913,563	2,982,160	68,597
Indian Rupee,
Expiring 04/04/16	JPMorgan Chase	INR	58,135	869,703	877,212	7,509
Expiring 04/07/16	Barclays Capital Group	INR	58,016	840,000	874,907	34,907
Expiring 04/07/16	BNP Paribas	INR	58,112	841,000	876,359	35,359
Expiring 04/07/16	Standard Chartered PLC	INR	120,119	1,737,831	1,811,459	73,628
Expiring 04/18/16	Barclays Capital Group	INR	58,255	863,000	876,682	13,682
Expiring 04/18/16	Standard Chartered PLC	INR	58,110	863,000	874,500	11,500
Indonesian Rupiah,
Expiring 04/04/16	JPMorgan Chase	IDR	11,289,103	842,470	850,834	8,364
Expiring 04/07/16	Deutsche Bank AG	IDR	11,350,775	854,000	855,083	1,083
Expiring 04/07/16	JPMorgan Chase	IDR	11,072,808	833,482	834,143	661
Expiring 04/11/16	Deutsche Bank AG	IDR	19,818,306	1,511,000	1,492,035	(18,965)
Expiring 04/14/16	Citigroup Global Markets	IDR	11,316,441	863,000	851,569	(11,431)
Expiring 04/18/16	Deutsche Bank AG	IDR	11,491,690	866,000	864,219	(1,781)
Expiring 04/18/16	Westpac Banking Corp.	IDR	11,289,103	850,403	848,983	(1,420)
Expiring 04/21/16	Deutsche Bank AG	IDR	11,399,570	871,000	856,891	(14,109)
Expiring 04/25/16	JPMorgan Chase	IDR	7,834,540	596,236	588,547	(7,689)
Expiring 05/02/16	Citigroup Global Markets	IDR	11,804,122	887,000	885,772	(1,228)
Japanese Yen,
Expiring 04/26/16	Bank of America	JPY	1,440,955	12,710,700	12,813,564	102,864
Expiring 04/26/16	Bank of America	JPY	195,487	1,732,000	1,738,354	6,354
Expiring 04/26/16	Credit Suisse First Boston Corp.	JPY	39,712	354,039	353,131	(908)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit,
Expiring 04/01/16	BNP Paribas	MYR	3,528	$854,000	$904,100	$ 50,100
Expiring 04/01/16	Citigroup Global Markets	MYR	3,535	846,000	906,016	60,016
Expiring 04/08/16	Morgan Stanley	MYR	3,249	787,178	832,249	45,071
Expiring 04/08/16	Westpac Banking Corp.	MYR	2,887	737,926	739,439	1,513
Expiring 04/11/16	Standard Chartered PLC	MYR	7,020	1,717,000	1,797,675	80,675
Expiring 04/20/16	JPMorgan Chase	MYR	3,529	863,000	903,054	40,054
Expiring 04/21/16	JPMorgan Chase	MYR	3,537	866,000	905,075	39,075
Expiring 04/25/16	BNP Paribas	MYR	3,511	879,094	898,165	19,071
Expiring 05/04/16	Hong Kong & Shanghai Bank	MYR	3,451	888,000	882,031	(5,969)
Mexican Peso,
Expiring 04/26/16	BNP Paribas	MXN	521	29,377	30,087	710
Expiring 04/26/16	Deutsche Bank AG	MXN	212,740	11,905,554	12,284,032	378,478
Expiring 04/26/16	Deutsche Bank AG	MXN	15,281	887,000	882,329	(4,671)
Expiring 04/26/16	JPMorgan Chase	MXN	15,414	882,000	890,003	8,003
Expiring 04/26/16	JPMorgan Chase	MXN	15,352	878,000	886,455	8,455
Expiring 04/26/16	JPMorgan Chase	MXN	15,270	863,000	881,735	18,735
Expiring 04/26/16	JPMorgan Chase	MXN	15,203	866,000	877,852	11,852
Expiring 04/26/16	Morgan Stanley	MXN	15,494	863,000	894,632	31,632
Expiring 04/26/16	Royal Bank of Canada	MXN	15,354	888,000	886,540	(1,460)
Expiring 04/26/16	State Street Bank	MXN	15,351	863,000	886,398	23,398
New Taiwanese Dollar,
Expiring 04/18/16	Hong Kong & Shanghai Bank	TWD	28,230	865,000	877,312	12,312
Expiring 04/19/16	Morgan Stanley	TWD	985	29,925	30,617	692
Expiring 04/21/16	BNP Paribas	TWD	112,214	3,465,000	3,487,399	22,399
Expiring 04/26/16	Hong Kong & Shanghai Bank	TWD	57,178	1,774,000	1,777,088	3,088
New Zealand Dollar,
Expiring 04/26/16	Bank of America	NZD	5,163	3,442,719	3,563,745	121,026
Expiring 04/26/16	Barclays Capital Group	NZD	1,305	864,989	900,772	35,783
Expiring 04/26/16	BNP Paribas	NZD	567	378,048	391,183	13,135
Expiring 04/26/16	Citigroup Global Markets	NZD	1,285	886,110	886,967	857
Expiring 04/26/16	Citigroup Global Markets	NZD	827	550,606	570,856	20,250
Expiring 04/26/16	Citigroup Global Markets	NZD	612	413,164	422,389	9,225
Expiring 04/26/16	JPMorgan Chase	NZD	1,284	886,326	886,277	(49)
Expiring 04/26/16	Morgan Stanley	NZD	1,290	862,246	890,418	28,172
Expiring 04/26/16	Standard Chartered PLC	NZD	736	485,656	508,202	22,546
Expiring 04/26/16	Westpac Banking Corp.	NZD	1,294	886,701	893,180	6,479
Expiring 04/26/16	Westpac Banking Corp.	NZD	1,271	868,271	877,304	9,033
Expiring 04/26/16	Westpac Banking Corp.	NZD	781	517,971	538,811	20,840
Norwegian Krone,
Expiring 04/26/16	BNP Paribas	NOK	10,018	1,175,676	1,210,521	34,845
Polish Zloty,
Expiring 04/26/16	JPMorgan Chase	PLN	30,740	7,771,419	8,235,177	463,758
Russian Ruble,
Expiring 04/04/16	Bank of America	RUB	131,167	1,759,000	1,949,973	190,973
Expiring 04/04/16	Citigroup Global Markets	RUB	63,382	852,000	942,265	90,265
Expiring 04/08/16	Citigroup Global Markets	RUB	128,911	1,702,173	1,914,126	211,953
Expiring 04/11/16	BNP Paribas	RUB	105,198	1,530,422	1,560,624	30,202
Expiring 04/11/16	Morgan Stanley	RUB	50,056	689,000	742,582	53,582
Expiring 04/11/16	Morgan Stanley	RUB	13,807	195,276	204,832	9,556
Expiring 04/14/16	Credit Suisse First Boston Corp.	RUB	48,586	691,000	720,133	29,133
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	133,302	1,862,079	1,973,391	111,312
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	24,859	346,000	368,007	22,007
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	19,504	282,576	288,737	6,161
Expiring 04/20/16	Citigroup Global Markets	RUB	164,143	2,216,028	2,428,516	212,488
Expiring 04/21/16	Morgan Stanley	RUB	59,617	871,000	881,780	10,780
Expiring 04/22/16	Citigroup Global Markets	RUB	80,938	1,159,391	1,196,771	37,380
Expiring 04/25/16	Credit Suisse First Boston Corp.	RUB	24,771	354,000	365,943	11,943
Expiring 04/26/16	Citigroup Global Markets	RUB	131,839	1,938,026	1,947,070	9,044
Expiring 04/29/16	Morgan Stanley	RUB	60,510	887,000	892,846	5,846

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 04/26/16	Barclays Capital Group	ZAR	5,280	$345,000	$355,829	$10,829
Expiring 04/26/16	Citigroup Global Markets	ZAR	5,361	345,000	361,245	16,245
Expiring 04/26/16	Standard Chartered PLC	ZAR	10,840	706,000	730,488	24,488
Expiring 04/26/16	State Street Bank	ZAR	66,946	4,292,220	4,511,365	219,145
South Korean Won,
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	4,998,092	4,130,996	4,369,573	238,577
Expiring 04/25/16	Hong Kong & Shanghai Bank	KRW	2,053,977	1,796,220	1,794,886	(1,334)
Turkish Lira,
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	2,535	864,000	892,944	28,944
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	2,515	863,000	885,770	22,770
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	2,534	887,000	892,281	5,281
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	2,525	863,000	889,138	26,138
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	2,507	866,000	882,993	16,993

				$198,788,194	$204,908,808	6,120,614

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/26/16	Citigroup Global Markets	AUD	4,787	$3,553,554	$3,665,315	$ (111,761)
Expiring 04/26/16	Hong Kong & Shanghai Bank	AUD	554	413,164	424,030	(10,866)
Expiring 04/26/16	State Street Bank	AUD	12,845	9,531,122	9,834,722	(303,600)
Expiring 04/26/16	UBS AG	AUD	1,157	889,866	885,840	4,026
Expiring 04/26/16	Westpac Banking Corp.	AUD	1,922	1,460,710	1,471,851	(11,141)
Expiring 04/28/16	Westpac Banking Corp.	AUD	10,463	7,833,656	8,010,010	(176,354)
Brazilian Real,
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	3,170	871,000	880,591	(9,591)
Expiring 04/04/16	Morgan Stanley	BRL	7,101	1,773,542	1,972,730	(199,188)
Expiring 04/04/16	Morgan Stanley	BRL	3,186	878,000	885,157	(7,157)
Expiring 04/04/16	Morgan Stanley	BRL	3,128	863,000	869,014	(6,014)
Expiring 04/04/16	UBS AG	BRL	3,319	854,000	921,907	(67,907)
British Pound,
Expiring 04/07/16	Citigroup Global Markets	GBP	1,555	2,212,791	2,233,642	(20,851)
Expiring 04/07/16	Royal Bank of Scotland Group PLC	GBP	18,419	26,348,714	26,454,168	(105,454)
Canadian Dollar,
Expiring 04/06/16	Hong Kong & Shanghai Bank	CAD	28,400	20,431,577	21,867,357	(1,435,780)
Expiring 04/26/16	Barclays Capital Group	CAD	1,175	886,000	904,463	(18,463)
Expiring 04/26/16	Citigroup Global Markets	CAD	4,014	3,007,413	3,090,632	(83,219)
Expiring 04/26/16	Credit Suisse First Boston Corp.	CAD	730	550,117	561,968	(11,851)
Expiring 04/26/16	RBC Dominion Securities	CAD	2,290	1,718,000	1,763,052	(45,052)
Expiring 04/26/16	State Street Bank	CAD	1,131	849,806	870,795	(20,989)
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	5,632	835,610	870,773	(35,163)
Expiring 04/26/16	JPMorgan Chase	CNH	40,957	6,264,660	6,329,884	(65,224)
Expiring 05/19/16	Barclays Capital Group	CNH	1,485	224,808	229,239	(4,431)
Expiring 06/15/16	Bank of America	CNH	5,600	846,000	863,267	(17,267)
Expiring 07/11/16	JPMorgan Chase	CNH	17,667	2,584,000	2,719,700	(135,700)
Expiring 07/12/16	JPMorgan Chase	CNH	11,790	1,726,888	1,814,956	(88,068)
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,371	1,671,221	1,750,222	(79,001)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,656	1,429,559	1,486,211	(56,652)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,745	847,069	883,920	(36,851)
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,720,950	1,804,028	(83,078)
Expiring 07/22/16	Standard Chartered PLC	CNH	11,630	1,719,963	1,789,337	(69,374)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/26/16	Deutsche Bank AG	CNH	5,867	$869,572	$902,551	$ (32,979)
Expiring 07/26/16	Deutsche Bank AG	CNH	1,479	218,389	227,427	(9,038)
Expiring 08/02/16	Deutsche Bank AG	CNH	6,256	926,434	962,002	(35,568)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,708	1,289,059	1,338,978	(49,919)
Expiring 08/03/16	Deutsche Bank AG	CNH	3,053	451,492	469,496	(18,004)
Expiring 08/05/16	Barclays Capital Group	CNH	5,989	884,958	920,695	(35,737)
Expiring 08/16/16	Barclays Capital Group	CNH	7,330	1,089,424	1,126,241	(36,817)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,724	860,966	879,387	(18,421)
Expiring 09/01/16	Barclays Capital Group	CNH	11,977	1,763,000	1,838,778	(75,778)
Expiring 09/01/16	Barclays Capital Group	CNH	10,766	1,616,465	1,652,826	(36,361)
Expiring 09/01/16	Citigroup Global Markets	CNH	16,688	2,551,986	2,562,101	(10,115)
Expiring 09/01/16	Deutsche Bank AG	CNH	26,452	3,973,000	4,061,150	(88,150)
Expiring 09/01/16	Deutsche Bank AG	CNH	6,037	882,000	926,775	(44,775)
Expiring 09/01/16	Deutsche Bank AG	CNH	4,462	678,000	685,103	(7,103)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	18,053	2,633,383	2,771,659	(138,276)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	9,724	1,474,000	1,492,876	(18,876)
Expiring 09/01/16	JPMorgan Chase	CNH	6,463	983,000	992,250	(9,250)
Expiring 09/01/16	JPMorgan Chase	CNH	5,868	875,000	900,908	(25,908)
Expiring 09/01/16	JPMorgan Chase	CNH	5,704	884,000	875,757	8,243
Expiring 09/01/16	Standard Chartered PLC	CNH	11,435	1,765,000	1,755,510	9,490
Expiring 09/01/16	Standard Chartered PLC	CNH	11,417	1,768,000	1,752,821	15,179
Expiring 09/01/16	Standard Chartered PLC	CNH	3,278	492,000	503,180	(11,180)
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,447	982,000	989,748	(7,748)
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,056	884,000	929,727	(45,727)
Danish Krone,
Expiring 04/20/16	UBS AG	DKK	6,912	1,018,634	1,056,089	(37,455)
Euro,
Expiring 04/26/16	Bank of America	EUR	764	866,972	870,027	(3,055)
Expiring 04/26/16	Barclays Capital Group	EUR	781	887,534	889,386	(1,852)
Expiring 04/26/16	BNP Paribas	EUR	774	864,167	881,414	(17,247)
Expiring 04/26/16	Citigroup Global Markets	EUR	1,601	1,786,503	1,823,106	(36,603)
Expiring 04/26/16	Deutsche Bank AG	EUR	778	887,573	885,970	1,603
Expiring 04/26/16	JPMorgan Chase	EUR	785	885,900	893,941	(8,041)
Expiring 04/26/16	JPMorgan Chase	EUR	773	865,636	880,276	(14,640)
Expiring 04/26/16	RBC Dominion Securities	EUR	7,337	8,157,497	8,354,954	(197,457)
Expiring 04/26/16	State Street Bank	EUR	311	345,314	354,158	(8,844)
Expiring 04/26/16	UBS AG	EUR	787	885,888	896,218	(10,330)
Expiring 04/26/16	Westpac Banking Corp.	EUR	764	866,911	870,027	(3,116)
Expiring 05/19/16	JPMorgan Chase	EUR	155,041	173,979,160	176,689,794	(2,710,634)
Hong Kong Dollar,
Expiring 04/26/16	Hong Kong & Shanghai Bank	HKD	13,748	1,772,000	1,772,556	(556)
Indian Rupee,
Expiring 04/04/16	Bank of America	INR	57,732	852,000	871,119	(19,119)
Expiring 04/04/16	BNP Paribas	INR	58,003	852,000	875,213	(23,213)
Expiring 04/07/16	Hong Kong & Shanghai Bank	INR	149,282	2,162,566	2,251,253	(88,687)
Expiring 04/07/16	Westminster Research Associates LLC	INR	150,167	2,184,169	2,264,602	(80,433)
Expiring 04/18/16	BNP Paribas	INR	57,599	860,845	866,817	(5,972)
Expiring 04/18/16	Citigroup Global Markets	INR	63,203	950,558	951,145	(587)
Indonesian Rupiah,
Expiring 04/07/16	Citigroup Global Markets	IDR	22,423,582	1,652,438	1,689,227	(36,789)
Expiring 04/11/16	JPMorgan Chase	IDR	17,215,511	1,293,038	1,296,082	(3,044)
Expiring 04/18/16	Westpac Banking Corp.	IDR	12,529,859	955,238	942,293	12,945
Expiring 04/18/16	Westpac Banking Corp.	IDR	12,276,004	907,787	923,202	(15,415)
Expiring 04/25/16	Deutsche Bank AG	IDR	11,808,098	861,905	887,049	(25,144)
Expiring 04/29/16	JPMorgan Chase	IDR	11,807,102	886,000	886,423	(423)
Expiring 05/02/16	JPMorgan Chase	IDR	11,072,808	831,292	830,895	397

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel,
Expiring 05/10/16	Standard Chartered PLC	ILS	2,582	$664,037	$687,813	$ (23,776)
Japanese Yen,
Expiring 04/26/16	BNP Paribas	JPY	207,650	1,831,097	1,846,510	(15,413)
Expiring 04/26/16	Citigroup Global Markets	JPY	43,386	382,326	385,810	(3,484)
Expiring 04/26/16	Morgan Stanley	JPY	195,500	1,732,000	1,738,462	(6,462)
Expiring 04/26/16	UBS AG	JPY	705,896	6,347,005	6,277,119	69,886
Expiring 05/06/16	RBC Dominion Securities	JPY	12,901,425	113,862,562	114,756,320	(893,758)
Malaysian Ringgit,
Expiring 04/01/16	Hong Kong & Shanghai Bank	MYR	2,218	527,042	568,333	(41,291)
Expiring 04/01/16	Morgan Stanley	MYR	1,334	318,000	341,895	(23,895)
Expiring 04/08/16	Citigroup Global Markets	MYR	6,136	1,500,394	1,571,689	(71,295)
Expiring 04/11/16	Westpac Banking Corp.	MYR	1,842	444,453	471,641	(27,188)
Expiring 04/20/16	Morgan Stanley	MYR	3,515	859,913	899,559	(39,646)
Expiring 04/20/16	Morgan Stanley	MYR	3,212	803,465	822,025	(18,560)
Expiring 04/20/16	Westpac Banking Corp.	MYR	7,349	1,763,250	1,880,688	(117,438)
Expiring 04/20/16	Westpac Banking Corp.	MYR	2,887	737,775	738,732	(957)
Expiring 04/25/16	JPMorgan Chase	MYR	3,537	882,000	904,744	(22,744)
Expiring 04/28/16	Citigroup Global Markets	MYR	3,574	886,000	914,124	(28,124)
Mexican Peso,
Expiring 04/26/16	JPMorgan Chase	MXN	15,403	861,000	889,379	(28,379)
Expiring 04/26/16	JPMorgan Chase	MXN	15,314	863,000	884,249	(21,249)
Expiring 04/26/16	RBC Dominion Securities	MXN	15,256	888,000	880,903	7,097
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	15,416	886,000	890,165	(4,165)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	15,207	871,000	878,083	(7,083)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	15,076	871,000	870,529	471
Expiring 05/10/16	RBC Dominion Securities	MXN	68,479	3,798,995	3,948,816	(149,821)
New Taiwanese Dollar,
Expiring 04/11/16	Morgan Stanley	TWD	28,137	859,000	874,361	(15,361)
Expiring 04/12/16	JPMorgan Chase	TWD	33,643	1,008,483	1,045,463	(36,980)
Expiring 04/14/16	Citigroup Global Markets	TWD	29,681	893,204	922,367	(29,163)
Expiring 04/14/16	Westpac Banking Corp.	TWD	26,661	813,966	828,527	(14,561)
Expiring 04/18/16	Barclays Capital Group	TWD	28,134	858,276	874,333	(16,057)
Expiring 04/19/16	Citigroup Global Markets	TWD	119,900	3,651,033	3,726,184	(75,151)
Expiring 04/26/16	Barclays Capital Group	TWD	98,751	2,996,169	3,069,144	(72,975)
New Zealand Dollar,
Expiring 04/26/16	Barclays Capital Group	NZD	1,279	861,862	882,826	(20,964)
Expiring 04/26/16	Citigroup Global Markets	NZD	512	353,730	353,314	416
Expiring 04/26/16	Morgan Stanley	NZD	1,319	884,693	910,436	(25,743)
Expiring 04/26/16	Westpac Banking Corp.	NZD	6,286	4,238,220	4,338,613	(100,393)
Expiring 04/26/16	Westpac Banking Corp.	NZD	1,292	863,892	891,799	(27,907)
Expiring 04/26/16	Westpac Banking Corp.	NZD	1,278	887,047	882,136	4,911
Polish Zloty,
Expiring 04/20/16	Deutsche Bank AG	PLN	5,794	1,462,982	1,552,321	(89,339)
Russian Ruble,
Expiring 04/04/16	Morgan Stanley	RUB	62,710	846,000	932,272	(86,272)
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	23,919	348,000	354,102	(6,102)
Expiring 04/22/16	Credit Suisse First Boston Corp.	RUB	23,917	351,000	353,645	(2,645)
Expiring 04/22/16	Morgan Stanley	RUB	23,987	353,000	354,676	(1,676)
Expiring 04/29/16	JPMorgan Chase	RUB	60,029	888,000	885,743	2,257
Singapore Dollar,
Expiring 04/26/16	Citigroup Global Markets	SGD	8,345	6,031,818	6,190,888	(159,070)
Expiring 04/26/16	Hong Kong & Shanghai Bank	SGD	1,215	886,000	901,185	(15,185)
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	5,239	345,000	353,035	(8,035)
Expiring 04/26/16	Standard Chartered PLC	ZAR	7,875	532,500	530,666	1,834
Expiring 04/26/16	Standard Chartered PLC	ZAR	5,324	348,000	358,780	(10,780)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/26/16	Standard Chartered PLC	ZAR	5,277	$355,000	$355,630	$(630)
Expiring 05/10/16	Barclays Capital Group	ZAR	11,858	735,063	796,718	(61,655)
South Korean Won,
Expiring 04/08/16	Citigroup Global Markets	KRW	1,031,822	856,000	902,069	(46,069)
Expiring 04/08/16	JPMorgan Chase	KRW	1,033,072	856,000	903,161	(47,161)
Expiring 04/08/16	UBS AG	KRW	879,220	757,883	768,657	(10,774)
Expiring 04/11/16	Citigroup Global Markets	KRW	1,038,991	859,000	908,264	(49,264)
Expiring 04/15/16	Morgan Stanley	KRW	1,027,833	863,000	898,416	(35,416)
Expiring 04/25/16	Citigroup Global Markets	KRW	1,069,966	870,471	934,999	(64,528)
Expiring 04/25/16	Deutsche Bank AG	KRW	2,063,756	1,772,000	1,803,431	(31,431)
Expiring 04/25/16	Morgan Stanley	KRW	1,022,679	882,000	893,677	(11,677)
Expiring 04/28/16	BNP Paribas	KRW	2,475,499	2,120,360	2,163,066	(42,706)
Swedish Krona,
Expiring 04/19/16	JPMorgan Chase	SEK	34	3,924	4,158	(234)
Expiring 04/26/16	Citigroup Global Markets	SEK	3,165	378,894	390,273	(11,379)
Expiring 04/26/16	JPMorgan Chase	SEK	4,620	555,176	569,584	(14,408)
Expiring 04/26/16	UBS AG	SEK	4,904	588,084	604,570	(16,486)
Swiss Franc,
Expiring 04/06/16	State Street Bank	CHF	1,485	1,508,331	1,544,769	(36,438)
Thai Baht,
Expiring 04/26/16	Deutsche Bank AG	THB	77,452	2,225,633	2,200,265	25,368
Turkish Lira,
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	13,570	4,582,279	4,779,453	(197,174)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	300	103,850	105,492	(1,642)
United Arab Emirates Dirham,
Expiring 08/11/16	BNP Paribas	AED	5,775	1,568,479	1,570,768	(2,289)
Expiring 08/11/16	Citigroup Global Markets	AED	9,996	2,713,000	2,718,804	(5,804)
Expiring 08/11/16	Citigroup Global Markets	AED	8,752	2,374,000	2,380,370	(6,370)
Expiring 12/07/16	BNP Paribas	AED	6,283	1,701,162	1,706,886	(5,724)
Expiring 12/07/16	BNP Paribas	AED	6,283	1,701,162	1,706,886	(5,724)
Expiring 12/07/16	BNP Paribas	AED	2,359	638,893	640,774	(1,881)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	6,262	1,695,060	1,701,132	(6,072)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	3,142	850,581	853,559	(2,978)

				$553,168,887	$563,500,198	(10,331,311)

						$(4,210,697)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risks exposure as of March 31, 2016.

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
04/26/16	Buy	CHF	850	EUR	776	$1,536	UBS AG
06/15/16	Buy	CHF	854	EUR	783	(2,268)	UBS AG
03/23/16	Buy	EUR	563	SEK	5,234	(4,606)	Citigroup Global Markets
03/23/16	Buy	EUR	787	SEK	6,685	(7,210)	Deutsche Bank AG
04/13/16	Buy	EUR	7,223	GBP	111	11,369	State Street Bank
04/26/16	Buy	EUR	779	PLZ	478	(2,756)	Bank of America
04/26/16	Buy	EUR	532	SEK	44,748	1,779	Barclays Capital Group
04/26/16	Buy	EUR	1,532	GBP	747	20,697	Barclays Capital Group
04/26/16	Buy	EUR	793	GBP	623	7,803	BNP Paribas
04/26/16	Buy	EUR	760	CHF	762	(527)	Citigroup Global Markets
04/26/16	Buy	EUR	776	SEK	6,610	(5,758)	Citigroup Global Markets
04/26/16	Buy	EUR	781	GBP	609	14,586	Citigroup Global Markets

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2016 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/26/16	Buy	EUR	788	CHF	794	$(1,309)	Credit Suisse First Boston Corp.
04/26/16	Buy	EUR	773	NOK	4,517	2,448	Royal Bank of Scotland Group PLC
04/26/16	Buy	EUR	781	SEK	7,214	11	Royal Bank of Scotland Group PLC
04/26/16	Buy	EUR	792	EUR	136	33,696	Royal Bank of Scotland Group PLC
04/26/16	Buy	EUR	779	SEK	7,191	462	State Street Bank
04/26/16	Buy	EUR	782	SEK	4,497	(1,573)	State Street Bank
04/26/16	Buy	EUR	778	PLZ	476	43,684	UBS AG
04/26/16	Buy	EUR	793	PLZ	475	(5,757)	UBS AG
06/15/16	Buy	EUR	778	CHF	769	10,115	Credit Suisse First Boston Corp.
04/26/16	Buy	GBP	625	EUR	491	(3,609)	Credit Suisse First Boston Corp.
04/26/16	Buy	GBP	627	EUR	491	(695)	RBC Dominion Securities
04/26/16	Buy	GBP	1,241	EUR	976	(7,816)	Royal Bank of Scotland Group PLC
04/26/16	Buy	GBP	618	EUR	482	1,954	State Street Bank
04/26/16	Buy	HUF	245,172	EUR	111	51	Bank of America
04/26/16	Buy	HUF	249,539	EUR	184	(10,691)	Bank of America
04/26/16	Buy	HUF	13,366	EUR	6	(170)	BNP Paribas
04/26/16	Buy	HUF	246,967	EUR	485	859	BNP Paribas
04/26/16	Buy	NOK	7,262	EUR	475	7,512	Hong Kong & Shanghai Bank
04/26/16	Buy	NOK	14,682	EUR	1,418	11,324	Royal Bank of Scotland Group PLC
06/15/16	Buy	NOK	14,713	EUR	1,420	4,843	UBS AG
04/26/16	Buy	PLN	3,366	EUR	714	14,551	Bank of America
04/26/16	Buy	PLN	3,414	EUR	728	10,339	Bank of America
04/26/16	Buy	PLN	779	EUR	110	18,307	Royal Bank of Scotland Group PLC
04/26/16	Buy	PLN	(3,338)	GBP	376	(31,967)	UBS AG
04/26/16	Buy	PLN	849	EUR	112	5,049	UBS AG
04/26/16	Buy	PLN	3,398	EUR	723	12,950	UBS AG
04/26/16	Buy	SEK	96,563	EUR	10,069	114,333	Bank of America
04/26/16	Buy	SEK	637	EUR	42	448	Citigroup Global Markets
04/26/16	Buy	SEK	51,987	EUR	5,410	73,731	Hong Kong & Shanghai Bank
04/26/16	Buy	SEK	(7,309)	PLZ	2,095	(35,779)	Royal Bank of Scotland Group PLC
04/26/16	Buy	SEK	115,214	EUR	12,405	78,590	State Street Bank
06/02/16	Buy	SEK	7,323	EUR	122,384	12,303	UBS AG

						$392,839

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risks exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:

BRL	110,000	01/04/21	15.570%	Brazilian interbank lending rate(1)	$1,464,521	$—	$1,464,521	Morgan Stanley
BRL	110,000	01/04/21	14.500%	Brazilian interbank lending rate(2)	(571,513)	—	(571,513)	Morgan Stanley

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):

KRW	5,330,250	07/29/17	1.625%	3 Month KWCDC(1)	$10,795	$—	$10,795	Citigroup Global Markets

					$903,803	$—	$903,803

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
AUD	12,580	06/15/21	2.500%	6 Month BBSW(1)	$32,937	$72,583	$39,646
AUD	8,470	03/24/26	3.100%	6 Month BBSW(1)	27,266	44,935	17,669
AUD	38,110	06/15/26	3.000%	6 Month BBSW(1)	776,669	958,693	182,024
AUD	7,380	06/16/26	3.000%	6 Month BBSW(1)	115,292	185,567	70,275
CAD	96,730	06/15/21	1.000%	3 Month CDOR(1)	2,570	7,406	4,836
CHF	2,950	06/15/26	(0.100)%	6 Month LIBOR(1)	15,213	8,395	(6,818)
EUR	28,490	02/17/19	(0.086)%	6 Month EURIBOR(2)	2,384	(129,390)	(131,774)
EUR	11,940	02/09/20	0.010%	6 Month EURIBOR(2)	(7,627)	(24,465)	(16,838)
EUR	30,370	02/26/20	0.050%	6 Month EURIBOR(1)	13,099	18,578	5,479
EUR	5,270	06/15/21	0.500%	6 Month EURIBOR(1)	140,335	135,909	(4,426)
EUR	4,020	02/09/23	0.050%	6 Month EURIBOR(1)	5,064	35,920	30,856
EUR	25,280	06/15/23	0.750%	6 Month EURIBOR(1)	840,979	990,938	149,959
EUR	45,995	05/11/25	1.568%	6 Month EURIBOR(1)	(1,354,199)	1,784,808	3,139,007
EUR	6,630	05/11/25	1.568%	6 Month EURIBOR(1)	205,553	262,379	56,826
EUR	12,005	09/16/25	2.000%	6 Month EURIBOR(1)	227,969	714,998	487,029
EUR	32,340	01/06/26	1.550%	6 Month EURIBOR(1)	298,986	978,609	679,623
EUR	57,540	06/15/26	1.000%	6 Month EURIBOR(1)	2,721,858	2,802,705	80,847
EUR	2,890	12/15/26	1.500%	6 Month EURIBOR(2)	(42,407)	(48,397)	(5,990)
EUR	15,735	05/11/35	1.695%	6 Month EURIBOR(2)	(106,577)	(992,287)	(885,710)
EUR	5,260	12/19/45	1.250%	6 Month EURIBOR(1)	(673)	64,946	65,619
EUR	530	06/15/46	1.500%	6 Month EURIBOR(2)	(60,784)	(74,898)	(14,114)
GBP	5,710	02/16/21	1.160%	6 Month LIBOR(2)	(6,841)	(7,812)	(971)
GBP	10,020	06/15/21	1.750%	6 Month LIBOR(2)	(528,706)	(505,628)	23,078
GBP	8,030	12/11/22	1.940%	6 Month LIBOR(2)	(36,820)	(363,113)	(326,293)
GBP	930	06/15/23	2.000%	6 Month LIBOR(1)	77,595	71,008	(6,587)
GBP	5,590	02/16/25	1.570%	6 Month LIBOR(1)	22,934	34,276	11,342
GBP	7,420	09/16/25	2.750%	6 Month LIBOR(2)	(164,295)	(476,431)	(312,136)
GBP	14,100	12/11/27	2.190%	6 Month LIBOR(1)	116,135	1,013,296	897,161
GBP	7,190	12/11/32	2.250%	6 Month LIBOR(2)	(65,732)	(666,264)	(600,532)
GBP	1,630	02/16/33	1.820%	6 Month LIBOR(2)	(9,611)	(10,612)	(1,001)
GBP	8,910	01/05/46	2.250%	6 Month LIBOR(2)	(376,863)	(865,111)	(488,248)
GBP	12,710	06/15/46	2.000%	6 Month LIBOR(2)	(1,625,179)	(1,526,319)	98,860
JPY	4,486,920	06/15/23	0.100%	6 Month LIBOR(2)	(201,428)	(227,045)	(25,617)
JPY	2,287,570	12/16/25	1.000%	6 Month LIBOR(2)	(646,790)	(681,335)	(34,545)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements (cont’d.):
JPY	543,490	03/30/26	0.900%	6 Month LIBOR(2)	$(10,526)	$(20,178)	$(9,652)
JPY	2,073,030	12/17/35	2.000%	6 Month LIBOR(2)	(1,816,353)	(2,043,450)	(227,097)
JPY	218,890	06/15/36	0.500%	6 Month LIBOR(2)	1,961	(48)	(2,009)
JPY	2,257,460	12/19/45	2.000%	6 Month LIBOR(2)	(1,460,184)	(2,093,941)	(633,757)
MXN	56,000	11/07/16	3.911%	28 Day Mexican Interbank Rate(1)	—	(7,224)	(7,224)
MXN	23,800	11/08/16	3.920%	28 Day Mexican Interbank Rate(1)	—	(3,022)	(3,022)
MXN	48,150	11/09/16	3.900%	28 Day Mexican Interbank Rate(1)	—	(6,519)	(6,519)
NOK	15,870	06/17/25	2.500%	6 Month NIBOR(2)	(20,237)	(66,897)	(46,660)
NZD	18,610	06/15/26	3.000%	3 Month New Zealand Bank Bill(2)	127,105	7,556	(119,549)
PLN	3,900	01/20/26	3.295%	6 Month WIBOR(1)	—	28,315	28,315
PLN	7,680	01/22/26	3.125%	6 Month WIBOR(1)	—	40,572	40,572
PLN	3,890	01/25/26	3.155%	6 Month WIBOR(1)	—	21,825	21,825
SEK	270,630	06/15/18	0.050%	3 Month STIBOR(1)	261,075	235,604	(25,471)
SEK	282,730	06/15/21	0.500%	3 Month STIBOR(2)	(253,865)	(252,602)	1,263
SEK	119,330	06/15/26	1.250%	3 Month STIBOR(2)	(52,239)	(81,415)	(29,176)
	36,920	06/15/21	2.000%	3 Month LIBOR(2)	(1,102,094)	(1,389,538)	(287,444)
	23,880	06/15/26	2.500%	3 Month LIBOR(2)	(862,352)	(1,274,501)	(412,149)
	12,150	12/15/26	2.500%	4 Month LIBOR(1)	111,071	146,443	35,372
	16,350	12/17/35	3.000%	3 Month LIBOR(1)	616,420	649,632	33,212
	16,290	12/19/45	2.750%	3 Month LIBOR(1)	337,145	327,157	(9,988)
	930	06/15/46	2.500%	3 Month LIBOR(1)	72,849	75,788	2,939
ZAR	13,530	08/24/25	9.145%	3 Month JIBAR(2)	6,577	1,681	(4,896)
ZAR	97,560	12/10/25	10.658%	3 Month JIBAR(1)	—	152,978	152,978
ZAR	18,530	12/11/25	10.445%	3 Month JIBAR(1)	—	42,495	42,495
ZAR	16,460	01/20/26	10.130%	3 Month JIBAR(1)	—	27,375	27,375

					$(3,635,341)	$(1,895,072)	$1,740,269

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(4)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

Republic of China	12/20/20	1.000%	27,520	1.095%	$110,040	$216,981	$(106,941)	Citigroup Global Markets

Cash of $7,755,255 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Collateralized Debt Obligations	$—	$446,591	$—
Collateralized Loan Obligations	—	42,191,429	—
Non-Residential Mortgage-Backed Securities	—	31,508,603	—
Residential Mortgage-Backed Securities	—	7,321,283	—
Corporate Bonds	—	191,825,843	—
Foreign Government Bonds	—	304,564,248	—
Municipal Bonds	—	5,912,659	—
Residential Mortgage-Backed Securities	—	18,338,595	—
U.S. Government Agency Obligations	—	90,287,682	—
U.S. Treasury Obligations	—	77,457,867	—
Affiliated Mutual Fund	23,043,254	—	—
Other Financial Instruments*
Futures Contracts	(196,660)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,210,697)	—
OTC Cross Currency Exchange Contracts	—	392,839	—
OTC Interest Rate Swap Agreements	—	903,803	—
Centrally Cleared Interest Rate Swaps Agreements	—	1,740,269	—
OTC Credit Default Swaps Agreements	—	110,040	—

Total	$22,846,594	$768,791,054	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Foreign Government Bonds	40.0%
U.S. Government Agency Obligations	11.8
U.S. Treasury Obligations	10.2
Banks	9.4
Collateralized Loan Obligations	5.5
Non-Residential Mortgage-Backed Securities	4.1
Residential Mortgage-Backed Securities	3.4
Affiliated Mutual Fund	3.0
Agriculture	2.4
Beverages	1.5

Pharmaceuticals	1.2%
Electric	1.2
Telecommunications	0.9
Municipal Bonds	0.8
Healthcare Equipment & Services	0.8
Auto Manufacturers	0.8
Real Estate Investment Trusts (REITs)	0.7
Diversified Financial Services	0.6
Consumer Finance	0.6
Software	0.5
Insurance	0.5
Wireless Telecommunication Services	0.5
Media	0.4
Foods	0.4
Chemicals	0.4

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Trucking & Leasing	0.4%
Pipelines	0.3
Oil & Gas	0.3
Healthcare Providers & Services	0.3
Healthcare-Products	0.2
Energy Equipment & Services	0.2
Oil, Gas & Consumable Fuels	0.2
Healthcare-Services	0.2
Food Products	0.1

Automobiles	0.1%
Collateralized Debt Obligations	0.1
Cable Television	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 2.1%
United Technologies Corp.	397,380	$39,777,738

Airlines — 0.8%
United Continental Holdings, Inc.*	249,324	14,924,535

Banks — 14.3%
Bank of America Corp.	6,356,599	85,941,218
JPMorgan Chase & Co.	1,375,664	81,466,822
M&T Bank Corp.	256,374	28,457,514
Wells Fargo & Co.	1,672,204	80,867,785

		276,733,339

Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.*(a)	212,379	16,882,007

Capital Markets — 2.4%
Invesco Ltd.	648,070	19,941,114
Morgan Stanley	1,051,679	26,302,492

		46,243,606

Chemicals — 1.8%
E.I. du Pont de Nemours & Co.(a)	553,555	35,051,103

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,495,092	42,565,269

Consumer Finance — 2.8%
American Express Co.	405,072	24,871,421
Synchrony Financial*	1,044,412	29,932,848

		54,804,269

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,554,485	60,889,177

Electric Utilities — 4.3%
Duke Energy Corp.	370,675	29,906,059
FirstEnergy Corp.	777,456	27,965,092
NextEra Energy, Inc.	209,159	24,751,876

		82,623,027

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	126,264	9,311,970

Food & Staples Retailing — 3.2%
Wal-Mart Stores, Inc.	653,333	44,746,777
Whole Foods Market, Inc.(a)	525,629	16,352,318

		61,099,095

Food Products — 0.7%
Mondelez International, Inc. (Class A Stock)	325,595	13,062,871

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	641,364	26,828,256
Medtronic PLC	533,900	40,042,500

		66,870,756

Health Care Providers & Services — 1.3%
Aetna, Inc.	224,066	25,173,815

Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International*	420,008	9,004,971

Household Durables — 1.1%
Newell Rubbermaid, Inc.(a)	489,675	21,687,706

Household Products — 3.6%
Procter & Gamble Co. (The)	851,805	70,112,070

Industrial Conglomerates — 4.5%
General Electric Co.	2,732,741	86,873,837

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 5.3%
Hartford Financial Services Group, Inc. (The)	539,882	$24,877,763
Lincoln National Corp.	877,123	34,383,222
MetLife, Inc.	988,752	43,445,763

		102,706,748

Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (The)*	14,741	19,000,559

Internet Software & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	30,551	23,307,358
eBay, Inc.*	647,031	15,438,160

		38,745,518

Media — 2.0%
CBS Corp. (Class B Stock)	142,282	7,838,315
Viacom, Inc. (Class B Stock)	750,109	30,964,500

		38,802,815

Multi-Utilities — 1.7%
PG&E Corp.	556,156	33,213,636

Oil, Gas & Consumable Fuels — 9.6%
Apache Corp.(a)	399,311	19,490,370
BP PLC (United Kingdom), ADR(a)	1,579,055	47,655,880
Chevron Corp.	469,165	44,758,341
Exxon Mobil Corp.	695,433	58,131,244
Southwestern Energy Co.*(a)	1,885,907	15,219,269

		185,255,104

Pharmaceuticals — 8.1%
Allergan PLC*	177,315	47,525,739
Johnson & Johnson	195,293	21,130,703
Mylan NV*(a)	732,670	33,959,255
Pfizer, Inc.	1,845,257	54,693,417

		157,309,114

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	139,724	14,303,546

Road & Rail — 1.2%
Union Pacific Corp.	297,181	23,640,749

Semiconductors & Semiconductor Equipment — 4.3%
Intel Corp.	1,208,593	39,097,984
Maxim Integrated Products, Inc.	287,567	10,576,714
QUALCOMM, Inc.	658,883	33,695,277

		83,369,975

Software — 4.9%
Microsoft Corp.	907,566	50,124,870
Oracle Corp.	661,660	27,068,511
Symantec Corp.	924,017	16,983,432

		94,176,813

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	64,093	10,276,672
Lowe’s Cos., Inc.	276,457	20,941,618

		31,218,290

Technology Hardware, Storage & Peripherals — 0.7%
EMC Corp.	539,206	14,369,840

TOTAL LONG-TERM INVESTMENTS (cost $1,830,458,342)		1,869,803,868

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $197,053,377; includes $145,492,481 of cash collateral for securities on loan)(b)(w)	197,053,377	$197,053,377

TOTAL INVESTMENTS — 106.9% (cost $2,027,511,719)		2,066,857,245
Liabilities in excess of other assets — (6.9)%		(133,176,716)

NET ASSETS — 100.0%		$1,933,680,529

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,760,769; cash collateral of $145,492,481 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,777,738	$—	$—
Airlines	14,924,535	—	—
Banks	276,733,339	—	—
Biotechnology	16,882,007	—	—
Capital Markets	46,243,606	—	—
Chemicals	35,051,103	—	—
Communications Equipment	42,565,269	—	—
Consumer Finance	54,804,269	—	—
Diversified Telecommunication Services	60,889,177	—	—
Electric Utilities	82,623,027	—	—
Energy Equipment & Services	9,311,970	—	—
Food & Staples Retailing	61,099,095	—	—
Food Products	13,062,871	—	—
Health Care Equipment & Supplies	66,870,756	—	—
Health Care Providers & Services	25,173,815	—	—
Hotels, Restaurants & Leisure	9,004,971	—	—
Household Durables	21,687,706	—	—
Household Products	70,112,070	—	—
Industrial Conglomerates	86,873,837	—	—
Insurance	102,706,748	—	—
Internet & Catalog Retail	19,000,559	—	—
Internet Software & Services	38,745,518	—	—
Media	38,802,815	—	—
Multi-Utilities	33,213,636	—	—
Oil, Gas & Consumable Fuels	185,255,104	—	—
Pharmaceuticals	157,309,114	—	—
Real Estate Investment Trusts (REITs)	14,303,546	—	—
Road & Rail	23,640,749	—	—
Semiconductors & Semiconductor Equipment	83,369,975	—	—
Software	94,176,813	—	—
Specialty Retail	31,218,290	—	—
Technology Hardware, Storage & Peripherals	14,369,840	—	—
Affiliated Mutual Fund	197,053,377	—	—

Total	$2,066,857,245	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Auto Components — 0.7%
BorgWarner, Inc.	241,991	$9,292,454

Banks — 1.9%
Eagle Bancorp, Inc.*(a)	243,375	11,682,000
First Republic Bank	177,623	11,836,797

		23,518,797

Beverages — 1.7%
Brown-Forman Corp. (Class B Stock)(a)	215,639	21,233,972

Biotechnology — 2.5%
Alkermes PLC*	179,189	6,126,472
Cepheid, Inc.*(a)	256,196	8,546,698
Medivation, Inc.*	190,216	8,746,132
Vertex Pharmaceuticals, Inc.*	97,873	7,779,925

		31,199,227

Building Products — 1.4%
Fortune Brands Home & Security, Inc.(a)	305,633	17,127,673

Capital Markets — 1.3%
Affiliated Managers Group, Inc.*	96,870	15,731,688

Chemicals — 5.5%
Ashland, Inc.(a)	146,656	16,126,294
Axalta Coating Systems Ltd.*	360,004	10,512,117
RPM International, Inc.	332,481	15,736,326
Sherwin-Williams Co. (The)	91,346	26,003,466

		68,378,203

Consumer Finance — 0.4%
SLM Corp.*	735,060	4,674,982

Distributors — 0.7%
LKQ Corp.*	259,903	8,298,703

Diversified Financial Services — 1.8%
Intercontinental Exchange, Inc.	95,527	22,462,219

Diversified Telecommunication Services — 3.2%
Level 3 Communications, Inc.*	262,233	13,859,014
SBA Communications Corp. (Class A Stock)*	253,354	25,378,470

		39,237,484

Electrical Equipment — 4.1%
AMETEK, Inc.	368,691	18,427,176
Hubbell, Inc.	105,695	11,196,271
Sensata Technologies Holding NV*	534,922	20,776,370

		50,399,817

Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp. (Class A Stock)	573,305	33,148,495

Energy Equipment & Services — 0.4%
Dril-Quip, Inc.*	90,726	5,494,367

Food & Staples Retailing — 1.5%
Whole Foods Market, Inc.(a)	595,170	18,515,739

Food Products — 6.0%
Blue Buffalo Pet Products, Inc.*(a)	711,844	18,265,917
Hain Celestial Group, Inc. (The)*	195,397	7,993,691
McCormick & Co., Inc.(a)	279,430	27,797,696
Mead Johnson Nutrition Co.	11,833	1,005,450
TreeHouse Foods, Inc.*	219,029	19,000,766

		74,063,520

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.6%
C.R. Bard, Inc.	78,993	$16,009,511
DexCom, Inc.*	122,027	8,286,854
Teleflex, Inc.(a)	54,158	8,503,348

		32,799,713

Health Care Providers & Services — 3.7%
Adeptus Health, Inc. (Class A Stock)*(a)	111,854	6,212,371
Cardinal Health, Inc.	159,688	13,086,432
Henry Schein, Inc.*	153,339	26,470,912

		45,769,715

Health Care Technology — 1.4%
Cerner Corp.*	319,234	16,906,633

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.*(a)	29,216	13,759,859
Panera Bread Co. (Class A Stock)*	145,845	29,873,431

		43,633,290

Internet & Catalog Retail — 1.7%
Expedia, Inc.	195,922	21,124,310

Internet Software & Services — 1.5%
LinkedIn Corp. (Class A Stock)*	119,921	13,712,966
Match Group, Inc.*(a)	437,008	4,833,308

		18,546,274

IT Services — 7.5%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	641,524	19,906,490
Fidelity National Information Services, Inc.	367,485	23,265,475
FleetCor Technologies, Inc.*	139,972	20,820,835
Global Payments, Inc.	152,303	9,945,386
Sabre Corp.(a)	672,841	19,458,562

		93,396,748

Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	407,457	16,237,161
Mettler-Toledo International, Inc.*	52,609	18,137,479

		34,374,640

Machinery — 5.8%
Graco, Inc.	258,128	21,672,427
Middleby Corp. (The)*(a)	260,991	27,866,009
Xylem, Inc.	539,696	22,073,566

		71,612,002

Oil, Gas & Consumable Fuels — 0.3%
Concho Resources, Inc.*	34,201	3,455,669

Pharmaceuticals — 1.7%
Zoetis, Inc.	486,752	21,577,716

Real Estate Investment Trust (REIT) — 2.5%
Equinix, Inc.	95,670	31,639,026

Road & Rail — 1.2%
Kansas City Southern(a)	169,327	14,468,992

Semiconductors & Semiconductor Equipment — 1.0%
Qorvo, Inc.*	257,484	12,979,768

Software — 5.3%
Electronic Arts, Inc.*	306,106	20,236,668
Intuit, Inc.(a)	243,616	25,338,500
ServiceNow, Inc.*	194,924	11,925,450

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Splunk, Inc.*(a)	176,684	$8,645,148

		66,145,766

Specialty Retail — 11.9%
Advance Auto Parts, Inc.	102,804	16,483,593
Five Below, Inc.*(a)	223,292	9,230,891
L Brands, Inc.	205,776	18,069,191
O’Reilly Automotive, Inc.*	24,251	6,636,529
Restoration Hardware Holdings, Inc.*(a)	237,886	9,967,423
Ross Stores, Inc.	463,121	26,814,706
Tractor Supply Co.	354,840	32,098,826
Ulta Salon Cosmetics & Fragrance, Inc.*	144,173	27,932,077

		147,233,236

Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. (Class A Stock)*(a)	186,050	2,547,025

Textiles, Apparel & Luxury Goods — 5.2%
Kate Spade & Co.*(a)	939,992	23,988,596
PVH Corp.	223,898	22,179,336
Under Armour, Inc. (Class A Stock)*(a)	222,514	18,875,863

		65,043,795

Trading Companies & Distributors — 1.3%
W.W. Grainger, Inc.(a)	68,172	15,913,390

TOTAL LONG-TERM INVESTMENTS (cost $1,156,982,270)		1,201,945,048

	Shares	Value
SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $272,767,777; includes $237,811,258 of cash collateral received for securities on loan)(b)(w)	272,767,777	$272,767,777

TOTAL INVESTMENTS — 118.9% (cost $1,429,750,047)		1,474,712,825
Liabilities in excess of other assets — (18.9)%		(234,061,124)

NET ASSETS — 100.0%		$1,240,651,701

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $ 233,722,972; cash collateral of $237,811,258 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$9,292,454	$—	$—
Banks	23,518,797	—	—
Beverages	21,233,972	—	—
Biotechnology	31,199,227	—	—
Building Products	17,127,673	—	—
Capital Markets	15,731,688	—	—
Chemicals	68,378,203	—	—
Consumer Finance	4,674,982	—	—
Distributors	8,298,703	—	—
Diversified Financial Services	22,462,219	—	—
Diversified Telecommunication Services	39,237,484	—	—
Electrical Equipment	50,399,817	—	—
Electronic Equipment, Instruments & Components	33,148,495	—	—
Energy Equipment & Services	5,494,367	—	—
Food & Staples Retailing	18,515,739	—	—
Food Products	74,063,520	—	—
Health Care Equipment & Supplies	32,799,713	—	—
Health Care Providers & Services	45,769,715	—	—
Health Care Technology	16,906,633	—	—
Hotels, Restaurants & Leisure	43,633,290	—	—
Internet & Catalog Retail	21,124,310	—	—
Internet Software & Services	18,546,274	—	—
IT Services	93,396,748	—	—
Life Sciences Tools & Services	34,374,640	—	—
Machinery	71,612,002	—	—
Oil, Gas & Consumable Fuels	3,455,669	—	—
Pharmaceuticals	21,577,716	—	—
Real Estate Investment Trust (REIT)	31,639,026	—	—
Road & Rail	14,468,992	—	—
Semiconductors & Semiconductor Equipment	12,979,768	—	—
Software	66,145,766	—	—
Specialty Retail	147,233,236	—	—
Technology Hardware, Storage & Peripherals	2,547,025	—	—
Textiles, Apparel & Luxury Goods	65,043,795	—	—
Trading Companies & Distributors	15,913,390	—	—
Affiliated Mutual Fund	272,767,777	—	—

Total	$1,474,712,825	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.7%
AFFILIATED MUTUAL FUND — 1.1%
AST Goldman Sachs Strategic Income Portfolio* (cost $28,896,401)	2,945,607	27,688,702

COMMON STOCKS — 27.8%
Aerospace & Defense — 0.4%
Airbus Group SE (France)	8,668	574,321
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,088	7,071
BAE Systems PLC (United Kingdom)	45,415	331,269
Boeing Co. (The)	7,451	945,830
BWX Technologies, Inc.	3,572	119,876
CAE, Inc. (Canada)	9,000	104,085
Chemring Group PLC (United Kingdom)	13,256	25,226
Cobham PLC (United Kingdom)	30,490	94,947
Cubic Corp.	1,189	47,512
Ducommun, Inc.*	819	12,490
Elbit Systems Ltd. (Israel)	1,599	150,330
Embraer SA (Brazil), ADR	3,875	102,145
Finmeccanica SpA (Italy)*	11,966	151,520
General Dynamics Corp.	4,463	586,304
HEICO Corp.	1,356	81,536
Honeywell International, Inc.	10,593	1,186,946
Huntington Ingalls Industries, Inc.	1,415	193,770
KLX, Inc.*	3,549	114,065
L-3 Communications Holdings, Inc.	2,559	303,242
Lockheed Martin Corp.	2,544	563,496
MacDonald Dettwiler & Associates Ltd. (Canada)	1,000	63,523
Meggitt PLC (United Kingdom)	18,974	110,611
MTU Aero Engines AG (Germany)	1,806	172,863
Northrop Grumman Corp.	2,932	580,243
Orbital ATK, Inc.	1,655	143,886
QinetiQ Group PLC (United Kingdom)	131,753	430,826
Raytheon Co.	6,117	750,128
Rockwell Collins, Inc.	1,898	175,015
Rolls-Royce Holdings PLC (United Kingdom)*	37,761	369,049
Saab AB (Sweden) (Class B Stock)	2,865	98,166
Safran SA (France)	6,383	445,534
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	3,286	149,053
Teledyne Technologies, Inc.*	703	61,962
Thales SA (France)	2,352	205,529
Triumph Group, Inc.	2,843	89,498
United Technologies Corp.	15,020	1,503,502
Vectrus, Inc.*	522	11,876
Zodiac Aerospace (France)	8,641	172,569

		11,229,814

Air Freight & Logistics — 0.1%
Bollore SA (France)	32,978	127,845
bpost SA (Belgium)	9,303	258,177
C.H. Robinson Worldwide, Inc.	2,085	154,770
Deutsche Post AG (Germany)	26,913	746,942
Echo Global Logistics, Inc.*	1,844	50,083
Expeditors International of Washington, Inc.	3,266	159,413
FedEx Corp.	5,450	886,824
Globaltrans Investment PLC (Cyprus), GDR*	4,529	19,589
Hub Group, Inc. (Class A Stock)*	2,163	88,229
Hyundai Glovis Co. Ltd. (South Korea)	776	128,062

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Integer.pl SA (Poland)*	156	$3,408
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	14,183
Oesterreichische Post AG (Austria)	1,821	73,948
Royal Mail PLC (United Kingdom)	36,176	249,454
Shenzhen Chiwan Petroleum (China)^	6,700	14,408
TNT Express NV (Netherlands)	12,730	114,207
United Parcel Service, Inc. (Class B Stock)	2,196	231,612
Yamato Holdings Co. Ltd. (Japan)	11,000	219,307

		3,540,461

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	284,295	95,230
Alaska Air Group, Inc.	2,797	229,410
ANA Holdings, Inc. (Japan)	53,000	149,282
Bangkok Airways Co. Ltd. (Thailand)	19,000	13,502
Cathay Pacific Airways Ltd. (Hong Kong)	112,000	193,985
Cebu Air, Inc. (Philippines)	8,340	16,214
China Airlines Ltd. (Taiwan)*	107,000	38,200
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	780	16,435
Deutsche Lufthansa AG (Germany)*	14,961	241,462
easyJet PLC (United Kingdom)	6,851	149,110
Eva Airways Corp. (Taiwan)*	54,395	30,408
Grupo Aeromexico SAB de CV (Mexico)*	7,900	19,154
Hainan Airlines Co. Ltd. (China)	23,700	15,358
Japan Airlines Co. Ltd. (Japan)(a)	4,600	168,636
Nok Airlines PCL (Thailand)*	18,400	3,975
Pegasus Hava Tasimaciligi A/S (Turkey)*	676	4,125
SAS AB (Sweden)*(a)	7,793	22,148
Singapore Airlines Ltd. (Singapore)	15,100	127,946
Southwest Airlines Co.	16,394	734,451
Spirit Airlines, Inc.*	1,863	89,387
Thai Airways International PCL (Thailand)*	60,400	25,410
Turk Hava Yollari AO (Turkey)*	14,559	40,279

		2,424,107

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)	1,000	3,996
Aisin Seiki Co. Ltd. (Japan)	8,700	327,467
ARB Corp. Ltd. (Australia)	3,887	44,717
Autoliv, Inc. (Sweden)	1,340	158,763
Bridgestone Corp. (Japan)	26,000	970,395
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	2,338	6,479
Chaowei Power Holdings Ltd. (China)*	37,000	23,039
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	54,350	109,243
China First Capital Group Ltd. (China)*	24,000	12,313
China XD Plastics Co. Ltd. (China)*	2,500	8,050
Cie Generale des Etablissements Michelin (France)	7,040	719,269
Cooper Tire & Rubber Co.	1,611	59,639
Cub Elecparts, Inc. (Taiwan)	1,149	14,013
Denso Corp. (Japan)	18,900	758,657
Depo Auto Parts Ind Co. Ltd. (Taiwan)	6,000	19,676
Double Coin Holdings Ltd. (China)	4,400	5,680
Drew Industries, Inc.	1,146	73,871
E-Lead Electronic Co. Ltd. (Taiwan)	4,000	4,673
Exedy Corp. (Japan)	2,400	53,020
FCC Co. Ltd. (Japan)	3,900	65,819
Federal Corp. (Taiwan)	54,495	25,233

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Fuyao Glass Industry Group Co. Ltd. (China), 144A*	33,200	$80,410
Gajah Tunggal Tbk PT (Indonesia)	135,300	7,505
Halla Holdings Corp. (South Korea)	1,591	75,117
Hankook Tire Co. Ltd. (South Korea)	4,256	202,442
Hiroca Holdings Ltd. (Taiwan)	3,000	11,503
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	3,000	13,037
Hu Lane Associate, Inc. (Taiwan)	2,000	9,536
Hunan Tyen Machinery Co. Ltd. (China)*	14,200	7,725
Hyundai Mobis Co. Ltd. (South Korea)	3,738	814,427
Hyundai Wia Corp. (South Korea)	1,287	118,242
Iron Force Industrial Co. Ltd. (Taiwan)	1,000	6,076
Kenda Rubber Industrial Co. Ltd. (Taiwan)	20,593	32,754
KYB Corp. (Japan)	119,000	352,512
Macauto Industrial Co. Ltd. (Taiwan)	1,000	5,250
Mahle-Metal Leve SA (Brazil)	400	2,636
Mando Corp. (South Korea)	781	106,905
Metair Investments Ltd. (South Africa)	7,688	10,311
Minth Group Ltd. (China)	28,000	65,187
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	17,000	16,983
Nemak SAB de CV (Mexico), 144A	27,500	39,538
Nifco, Inc. (Japan)	3,000	144,061
Piolax, Inc. (Japan)	700	34,696
Sanok Rubber Co. SA (Poland)	770	11,867
SL Corp. (South Korea)	2,002	28,255
Somboon Advance Technology PCL (Thailand)	33,000	13,508
Sumitomo Riko Co. Ltd. (Japan)	4,100	35,702
Sumitomo Rubber Industries Ltd. (Japan)	9,400	145,242
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	91,291
Tong Yang Industry Co. Ltd. (Taiwan)	11,000	16,512
Toyo Tire & Rubber Co. Ltd. (Japan)	3,000	44,825
Tupy SA (Brazil)	2,500	11,451
Unipres Corp. (Japan)	1,900	33,067
Visteon Corp.	945	75,213
Weifu High-Technology Group Co. Ltd. (China)	8,200	16,767
Xinyi Glass Holdings Ltd. (Hong Kong)	126,000	84,187
Yokohama Rubber Co. Ltd. (The) (Japan)	11,200	184,114

		6,412,866

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	301,600	164,857
Baic Motor Corp. Ltd. (China) (Class H Stock), 144A	114,500	87,655
China Motor Corp. (Taiwan)	45,000	32,265
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	50,700	94,796
Daihatsu Motor Co. Ltd. (Japan)	10,600	149,284
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	292,000	365,174
Ferrari NV (Italy)*	2,751	114,258
Ford Otomotiv Sanayi A/S (Turkey)	1,705	22,478
Fuji Heavy Industries Ltd. (Japan)	22,200	783,954
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	28,000	29,122
Honda Motor Co. Ltd. (Japan)	84,400	2,307,589
Hyundai Motor Co. (South Korea)	8,636	1,152,530
Jiangling Motors Corp. Ltd. (China)	3,800	11,002
Kia Motors Corp. (South Korea)	16,692	705,087

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Mitsubishi Motors Corp. (Japan)	40,300	$300,836
Nissan Motor Co. Ltd. (Japan)	132,800	1,227,769
Oriental Holdings Bhd (Malaysia)	15,700	27,806
Piaggio & C SpA (Italy)	25,175	53,247
Qingling Motors Co. Ltd. (China) (Class H Stock)	94,000	29,569
Sanyang Motor Co. Ltd. (Taiwan)*	41,000	27,351
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	2,377	19,281
Toyota Motor Corp. (Japan)	110,400	5,855,109
Yulon Motor Co. Ltd. (Taiwan)	59,000	57,340
Yulon Nissan Motor Co. Ltd. (Taiwan)	1,000	6,409

		13,624,768

Banks — 2.6%
77 Bank Ltd. (The) (Japan)	31,000	109,531
ABN AMRO Group NV (Netherlands), GDR, CVA, 144A*(g)	8,200	168,001
AFFIN Holdings Bhd (Malaysia)	24,100	14,454
Agricultural Bank of China Ltd. (China) (Class H Stock)	1,650,000	593,604
Aichi Bank Ltd. (The) (Japan)	400	16,738
Ajman Bank PJSC (United Arab Emirates)*	112,702	64,983
Al Khalij Commercial Bank QSC (Qatar)	4,587	21,869
Albaraka Turk Katilim Bankasi AS (Turkey)	35,812	20,986
Alior Bank SA (Poland)*	3,091	53,723
Aozora Bank Ltd. (Japan)	68,000	237,351
Associated Banc-Corp.	9,933	178,198
Asya Katilim Bankasi A/S (Turkey)*	60,998	15,586
Awa Bank Ltd. (The) (Japan)	13,000	62,925
Banca Carige SpA (Italy)*	29,219	18,934
Banca Popolare di Milano Scarl (Italy)	175,516	122,540
Banca Popolare di Sondrio Scarl (Italy)	26,648	93,226
Banco Bilbao Vizcaya Argentaria SA (Spain)	199,456	1,317,064
Banco Davivienda SA (Colombia)	3,794	33,761
Banco de Bogota SA (Colombia)	3,177	63,529
Banco de Chile (Chile)	589,696	63,415
Banco de Credito e Inversiones (Chile)	1,356	54,825
Banco de Sabadell SA (Spain)	248,476	446,227
Banco Industrial e Comercial SA (Brazil)*	2,700	6,233
Banco Santander Brasil SA (Brazil), ADR	11,000	51,150
Bancolombia SA (Colombia)	7,095	57,933
BancorpSouth, Inc.	3,832	81,660
Bangkok Bank PCL (Thailand)	31,100	160,650
Bank Bukopin Tbk (Indonesia)	183,100	8,213
Bank Central Asia Tbk PT (Indonesia)	147,000	147,379
Bank Hapoalim BM (Israel)	79,636	413,377
Bank Mandiri Persero Tbk PT (Indonesia)	180,400	140,065
Bank Negara Indonesia Persero Tbk PT (Indonesia)	214,000	83,894
Bank of China Ltd. (China) (Class H Stock)	4,353,000	1,807,219
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	62,000	50,338
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,384,000	910,630
Bank of East Asia Ltd. (The) (Hong Kong)	86,236	322,328
Bank of Hawaii Corp.	2,046	139,701
Bank of Iwate Ltd. (The) (Japan)	1,900	68,792
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)*	9,000	7,077
Bank of Montreal (Canada)	17,900	1,087,024
Bank of Nova Scotia (The) (Canada)	35,700	1,744,661

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of Okinawa Ltd. (The) (Japan)	1,200	$39,324
Bank of the Ozarks, Inc.(a)	2,533	106,310
Bank of the Philippine Islands (Philippines)	35,330	66,763
Bank of the Ryukyus Ltd. (Japan)	7,400	83,034
Bank of Yokohama Ltd. (The) (Japan)^	46,000	210,405
Bank of Zhengzhou Co. Ltd. (China)*	42,000	24,851
Bank Pan Indonesia Tbk PT (Indonesia)*	147,000	7,759
Bank Pekao SA (Poland)	4,170	183,848
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	224,600	16,370
Bank Tabungan Negara Persero Tbk PT (Indonesia)	158,900	20,896
Bank Zachodni WBK SA (Poland)*	1,267	104,028
Bankia SA (Spain)	197,313	185,750
BankUnited, Inc.	3,935	135,521
Banque Cantonale Vaudoise (Switzerland)*	148	103,131
Banregio Grupo Financiero SAB de CV (Mexico)	2,300	13,399
Barclays Africa Group Ltd. (South Africa)	8,867	89,570
BB&T Corp.(a)	20,964	697,472
BBCN Bancorp, Inc.	4,167	63,297
BBVA Banco Continental SA (Peru)	14,348	15,126
BDO Unibank, Inc. (Philippines)	36,720	81,546
Berkshire Hills Bancorp, Inc.	2,226	59,857
Berner Kantonalbank AG (Switzerland)	939	188,474
BIMB Holdings Bhd (Malaysia)	8,300	8,190
BOC Hong Kong Holdings Ltd. (Hong Kong)	123,500	368,924
CaixaBank SA (Spain)	145,162	427,876
Canadian Imperial Bank of Commerce (Canada)	8,900	664,853
Capitec Bank Holdings Ltd. (South Africa)	731	28,301
Cardinal Financial Corp.	1,642	33,415
Chang Hwa Commercial Bank Ltd. (Taiwan)	274,667	140,815
Chemical Financial Corp.	2,545	90,831
Chiba Bank Ltd. (The) (Japan)	57,000	283,898
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	660,000	404,546
China Construction Bank Corp. (China) (Class H Stock)	4,550,000	2,912,703
Chugoku Bank Ltd. (The) (Japan)	11,900	123,845
CIT Group, Inc.	8,300	257,549
Citizens Financial Group, Inc.	24,516	513,610
Columbia Banking System, Inc.	2,263	67,709
Commerce Bancshares, Inc.	4,204	188,970
Commercial Bank QSC (The) (Qatar)	8,979	102,681
Commonwealth Bank of Australia (Australia)	30,675	1,758,565
Community Bank System, Inc.	1,993	76,153
Corpbanca SA (Chile)	5,981,752	54,701
Credicorp Ltd. (Peru), (LMA)	97	12,678
Credicorp Ltd. (Peru), (NYSE)	1,492	195,467
Credit Bank of Moscow (Russia)*	130,400	7,531
Credito Valtellinese Scarl (Italy)*	103,697	67,812
CTBC Financial Holding Co. Ltd. (Taiwan)	771,017	407,147
Cullen/Frost Bankers, Inc.(a)	2,487	137,059
CYBG PLC (United Kingdom)*	50,191	151,587
Daishi Bank Ltd. (The) (Japan)	28,000	96,171
Danske Bank A/S (Denmark)	22,956	647,829
DBS Group Holdings Ltd. (Singapore)	82,070	934,939
Doha Bank QSC (Qatar)	7,677	78,295
Dubai Islamic Bank PJSC (United Arab Emirates)	152,875	246,765

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
E. Sun Financial Holding Co. Ltd. (Taiwan)	353,807	$197,853
East West Bancorp, Inc.	6,282	204,039
East West Banking Corp. (Philippines)*	42,300	14,120
Espirito Santo Financial Group SA (Luxembourg)*^	11,519	—
Far Eastern International Bank (Taiwan)	161,169	47,727
Fifth Third Bancorp	24,279	405,217
First Financial Holding Co. Ltd. (Taiwan)	421,235	208,052
First Niagara Financial Group, Inc.	17,216	166,651
First Republic Bank	2,905	193,589
FirstMerit Corp.	8,003	168,463
FNB Corp.	8,038	104,574
Fukuoka Financial Group, Inc. (Japan)	62,000	201,963
Fulton Financial Corp.	9,513	127,284
Glacier Bancorp, Inc.	3,663	93,113
Grupo Aval Acciones y Valores SA (Colombia)	101,191	38,783
Grupo Elektra SAB de CV (Mexico)	1,775	34,660
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	50,500	286,185
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	37,900	75,856
Grupo Security SA (Chile)	160,782	46,562
GSD Holding A/S (Turkey)	18,506	7,425
Gunma Bank Ltd. (The) (Japan)	30,000	123,910
Hachijuni Bank Ltd. (The) (Japan)	26,000	112,010
Hancock Holding Co.	4,723	108,440
Hang Seng Bank Ltd. (Hong Kong)	18,100	320,261
Harbin Bank Co. Ltd. (China), 144A	166,000	48,238
Hilltop Holdings, Inc.*	5,608	105,879
Hiroshima Bank Ltd. (The) (Japan)	42,000	153,247
Hokkoku Bank Ltd. (The) (Japan)	18,000	47,308
Hong Leong Bank Bhd (Malaysia)	22,800	78,948
HSBC Holdings PLC (United Kingdom)	519,878	3,233,092
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	373,168	185,493
Huishang Bank Corp. Ltd. (China) (Class H Stock)	93,000	44,964
Hyakugo Bank Ltd. (The) (Japan)	21,000	78,667
Hyakujushi Bank Ltd. (The) (Japan)	25,000	70,128
Iberiabank Corp.	2,022	103,668
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,015,000	2,249,098
ING Bank Slaski SA (Poland)	1,276	41,380
Intercorp Financial Services, Inc. (Peru)	611	15,788
Investors Bancorp, Inc.	9,270	107,903
Itau Unibanco Holding SA (Brazil)	1,900	14,029
Itausa - Investimentos Itau SA (Brazil)	18,416	40,923
Iyo Bank Ltd. (The) (Japan)	17,300	113,106
Japan Post Bank Co. Ltd. (Japan)	5,700	70,203
Joyo Bank Ltd. (The) (Japan)	30,000	102,834
Juroku Bank Ltd. (The) (Japan)	24,000	71,575
Jyske Bank A/S (Denmark)	4,755	214,343
Keiyo Bank Ltd. (The) (Japan)	18,000	65,003
Kiatnakin Bank PCL (Thailand)	27,200	32,473
King’s Town Bank Co. Ltd. (Taiwan)	78,000	53,638
Kiyo Bank Ltd. (The) (Japan)	4,100	46,484
Komercni Banka A/S (Czech Republic)	698	154,057
Kyushu Financial Group, Inc. (Japan)	18,690	107,327
Laurentian Bank of Canada (Canada)	4,600	168,593
LegacyTexas Financial Group, Inc.	3,151	61,917

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
LH Financial Group PCL (Thailand)	262,106	$13,994
Luzerner Kantonalbank AG (Switzerland)	424	174,712
M&T Bank Corp.	4,419	490,509
Malayan Banking Bhd (Malaysia)	90,600	209,397
Masraf Al Rayan QSC (Qatar)	11,030	108,097
MB Financial, Inc.	2,850	92,483
Mega Financial Holding Co. Ltd. (Taiwan)	509,228	362,191
Metropolitan Bank & Trust Co. (Philippines)	41,326	73,988
Mie Bank Ltd. (The) (Japan)	152,000	269,991
Mizrahi Tefahot Bank Ltd. (Israel)	15,601	183,021
Mizuho Financial Group, Inc. (Japan)	1,425,000	2,123,653
Musashino Bank Ltd. (The) (Japan)	3,000	75,477
Nanto Bank Ltd. (The) (Japan)	14,000	38,031
National Australia Bank Ltd. (Australia)	67,730	1,359,944
National Bank Holdings Corp.	5,881	119,914
National Bank of Canada (Canada)(a)	10,900	356,605
Nedbank Group Ltd. (South Africa)	5,569	73,078
Nishi-Nippon City Bank Ltd. (The) (Japan)	129,000	227,826
Nordea Bank AB (Sweden)	87,034	834,822
North Pacific Bank Ltd. (Japan)	43,100	108,973
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	96,550
Oita Bank Ltd. (The) (Japan)	14,000	43,606
Old National Bancorp	7,707	93,948
OTP Bank PLC (Hungary)	8,315	208,603
Oversea-Chinese Banking Corp. Ltd. (Singapore)	108,505	711,108
People’s United Financial, Inc.(a)	8,854	141,044
Philippine National Bank (Philippines)*	3,000	3,422
Pinnacle Financial Partners, Inc.	979	48,030
PNC Financial Services Group, Inc. (The)	15,309	1,294,682
Popular, Inc. (Puerto Rico)	4,320	123,595
Prosperity Bancshares, Inc.(a)	3,210	148,912
Public Bank Bhd (Malaysia)	28,500	137,128
Qatar International Islamic Bank QSC (Qatar)	1,505	27,766
Qatar Islamic Bank SAQ (Qatar)	2,123	60,407
Qatar National Bank SAQ (Qatar)	7,366	284,748
Resona Holdings, Inc. (Japan)	130,600	465,659
Rizal Commercial Banking Corp. (Philippines)	33,500	21,863
Royal Bank of Canada (Canada)	34,900	2,010,831
San-In Godo Bank Ltd. (The) (Japan)	19,400	119,910
Security Bank Corp. (Philippines)	8,450	32,106
Sekerbank TAS (Turkey)*	29,964	17,031
Senshu Ikeda Holdings, Inc. (Japan)	32,800	117,915
Seven Bank Ltd. (Japan)	23,400	99,873
Shengjing Bank Co. Ltd. (China), 144A(g)	80,000	109,022
Shiga Bank Ltd. (The) (Japan)	28,000	117,815
Shinhan Financial Group Co. Ltd. (South Korea)	26,901	946,911
Shinsei Bank Ltd. (Japan)	79,000	103,105
Shizuoka Bank Ltd. (The) (Japan)	31,000	223,515
Signature Bank*	1,097	149,324
SinoPac Financial Holdings Co. Ltd. (Taiwan)	662,419	204,785
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	116,675	33,085
Spar Nord Bank A/S (Denmark)	14,993	143,003
Sparebank 1 Nord Norge (Norway)	12,684	57,482
SpareBank 1 SMN (Norway)	11,692	74,473
SpareBank 1 SR Bank ASA (Norway)	17,745	86,876

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
St Galler Kantonalbank AG (Switzerland)	277	$117,463
Sterling Bancorp	5,814	92,617
Suruga Bank Ltd. (Japan)	8,900	156,182
Svenska Handelsbanken AB (Sweden) (Class A Stock)	38,601	489,697
Sydbank A/S (Denmark)	6,047	173,140
Taichung Commercial Bank Co. Ltd. (Taiwan)	132,161	38,762
Taishin Financial Holding Co. Ltd. (Taiwan)	555,000	195,578
Taiwan Business Bank (Taiwan)*	365,065	96,773
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	570,875	255,487
Talmer Bancorp, Inc. (Class A Stock)	3,784	68,453
TCF Financial Corp.	9,237	113,246
Thanachart Capital PCL (Thailand)	44,600	47,858
Tisco Financial Group PCL (Thailand)	21,900	28,292
TMB Bank PCL (Thailand)	832,800	59,655
Tochigi Bank Ltd. (The) (Japan)	9,000	34,129
Toho Bank Ltd. (The) (Japan)	20,000	64,079
Tokyo TY Financial Group, Inc. (Japan)	2,000	46,469
TOMONY Holdings, Inc. (Japan)	6,600	19,509
Toronto-Dominion Bank (The) (Canada)(a)	45,700	1,972,621
Trustmark Corp.	5,797	133,505
Turkiye Garanti Bankasi A/S (Turkey)	61,164	178,948
U.S. Bancorp(a)	33,260	1,350,023
UMB Financial Corp.	2,341	120,866
Umpqua Holdings Corp.	10,094	160,091
Union Bank of Taiwan (Taiwan)	219,437	62,314
United Bankshares, Inc.	2,958	108,559
United Overseas Bank Ltd. (Singapore)	51,600	721,781
Valiant Holding AG (Switzerland)	1,231	131,153
Valley National Bancorp	4,717	45,000
Virgin Money Holdings UK PLC (United Kingdom)	7,079	37,497
VTB Bank PJSC (Russia), GDR	60,975	135,872
Wells Fargo & Co.	111,707	5,402,151
Westpac Banking Corp. (Australia)	63,973	1,485,902
Wintrust Financial Corp.	2,425	107,525
Yamaguchi Financial Group, Inc. (Japan)	40,000	363,164
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	47,668

		66,731,851

Beverages — 0.5%
AMBEV SA (Brazil), ADR(a)	23,300	120,694
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	5,076	38,627
Anheuser-Busch InBev NV (Belgium)	12,830	1,593,962
Anhui Gujing Distillery Co. Ltd. (China)	2,200	7,235
Arca Continental SAB de CV (Mexico)	4,900	34,014
Asahi Group Holdings Ltd. (Japan)	10,400	323,697
Britvic PLC (United Kingdom)	7,558	77,027
Brown-Forman Corp. (Class B Stock)(a)	1,575	155,090
Capevin Holdings Ltd. (South Africa)	11,630	6,995
Carabao Group PLC (Thailand)*	3,900	4,462
Carlsberg A/S (Denmark) (Class B Stock)	3,571	339,550
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,600	5,733
Cia Cervecerias Unidas SA (Chile)	1,754	19,765
Coca-Cola Amatil Ltd. (Australia)	11,539	78,135
Coca-Cola Co. (The)	46,856	2,173,650
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	46,409
Coca-Cola Enterprises, Inc.	3,793	192,457

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	21,400	$177,855
Coca-Cola Icecek A/S (Turkey)	1,217	17,750
Coca-Cola West Co. Ltd. (Japan)	3,800	93,957
Constellation Brands, Inc. (Class A Stock)	2,692	406,734
Cott Corp. (Canada)(a)	4,700	65,321
Davide Campari-Milano SpA (Italy)	6,769	67,562
Diageo PLC (United Kingdom)	31,224	841,923
Distell Group Ltd. (South Africa)	854	9,071
Dr. Pepper Snapple Group, Inc.	2,866	256,278
Emperador, Inc. (Philippines)	40,000	6,585
Fomento Economico Mexicano SAB de CV (Mexico), ADR	3,170	305,303
Fraser & Neave Holdings Bhd (Malaysia)	1,600	8,489
Guinness Anchor Bhd (Malaysia)	3,100	11,144
Heineken Holding NV (Netherlands)	1,407	109,541
Heineken NV (Netherlands)	2,298	207,918
Hey Song Corp. (Taiwan)	50,000	54,876
Hite Jinro Co. Ltd. (South Korea)	2,870	72,530
Ito En Ltd. (Japan)	2,700	85,254
Kirin Holdings Co. Ltd. (Japan)	18,500	259,161
Molson Coors Brewing Co. (Class B Stock)	4,144	398,570
Monster Beverage Corp.*	1,150	153,387
Organizacion Cultiba SAB de CV (Mexico)	4,300	6,003
PepsiCo, Inc.	18,077	1,852,531
Pernod Ricard SA (France)	4,622	514,673
Remy Cointreau SA (France)	1,117	84,711
SABMiller PLC (United Kingdom)	14,518	886,725
Sapporo Holdings Ltd. (Japan)	25,000	124,338
Suntory Beverage & Food Ltd. (Japan)	1,500	67,481
Takara Holdings, Inc. (Japan)	7,000	57,583
Thai Beverage PCL (Thailand)	183,000	97,017
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	50,000	15,469
Treasury Wine Estates Ltd. (Australia)	16,916	124,907
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	30,450
Vina Concha y Toro SA (Chile)	11,049	19,215
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	5,100	15,958

		12,723,772

Biotechnology — 0.2%
3SBio, Inc. (China), 144A*	6,000	8,101
AbbVie, Inc.	4,811	274,804
Amgen, Inc.	10,984	1,646,831
Baxalta, Inc.	8,335	336,734
Bioton SA (Poland)*	4,156	13,297
China Biologic Products, Inc. (China)*	200	22,896
CSL Ltd. (Australia)	3,759	292,116
Gilead Sciences, Inc.	31,224	2,868,237
Grifols SA (Spain)	4,755	105,644
Medigen Biotechnology Corp. (Taiwan)*	3,000	6,592
Mycenax Biotech, Inc. (Taiwan)*	6,000	10,606
Myriad Genetics, Inc.*	1,185	44,355
OBI Pharma, Inc. (Taiwan)*	1,000	12,320
PharmaEngine, Inc. (Taiwan)	2,000	15,410
Shanghai Haohai Biological Technology Co. Ltd. (China), 144A*	1,300	7,385
Sinovac Biotech Ltd. (China)*	1,500	9,585
Sirtex Medical Ltd. (Australia)	594	13,162

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*(a)	983	$109,536

		5,797,611

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,000	41,959
Asahi Glass Co. Ltd. (Japan)	52,000	284,535
Assa Abloy AB (Sweden) (Class B Stock)	17,091	336,479
Bolina Holding Co. Ltd. (China)	6,000	1,417
Central Glass Co. Ltd. (Japan)	21,000	113,937
China Fangda Group Co. Ltd. (China)	4,200	3,561
Dynasty Ceramic PCL (Thailand)	27,500	3,455
Geberit AG (Switzerland)	616	230,165
Insteel Industries, Inc.	458	14,001
Inwido AB (Sweden)	28,762	353,853
LIXIL Group Corp. (Japan)	9,800	199,893
National Central Cooling Co. (United Arab Emirates)	247,627	80,801
Nichiha Corp. (Japan)	5,900	89,212
Noritz Corp. (Japan)	4,600	74,820
Sankyo Tateyama, Inc. (Japan)	1,700	22,026
Sanwa Holdings Corp. (Japan)	10,000	74,393
Schweiter Technologies AG (Switzerland)	531	489,485
Sekisui Jushi Corp. (Japan)	2,600	34,807
Simpson Manufacturing Co., Inc.	2,468	94,204
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	3,000	4,179
TOTO Ltd. (Japan)	5,800	180,535
Villeroy & Boch AG (Germany)	4,101	67,268
Xxentria Technology Materials Corp. (Taiwan)	4,251	11,529
Yuanda China Holdings Ltd. (China)	318,000	9,982
Zehnder Group AG (Switzerland)	2,544	102,650

		2,919,146

Capital Markets — 0.2%
Administradora de Fondos de Pensiones Habitat SA (Chile)	9,376	12,107
Alaris Royalty Corp. (Canada)	1,700	36,651
Asia Plus Group Holdings PCL (Thailand)	76,900	7,432
AURELIUS SE & Co. KGaA (Germany)	1,334	80,947
Banca Generali SpA (Italy)	2,932	86,105
Bank of New York Mellon Corp. (The)	29,800	1,097,534
Brait SE (South Africa)*	2,829	31,976
BTG Pactual Group (Brazil), UTS	4,200	20,441
Capital Securities Corp. (Taiwan)	231,000	63,001
CETIP SA-Mercados Organizados (Brazil)	1,400	15,613
China Bills Finance Corp. (Taiwan)	76,000	29,039
China Financial International Investments Ltd. (Hong Kong)*	50,000	4,581
China Huarong Asset Management Co., Ltd. (China)*	161,000	59,981
China International Capital Corp. Ltd. (China), 144A*	25,200	38,268
CI Financial Corp. (Canada)	5,000	110,491
Close Brothers Group PLC (United Kingdom)	8,984	162,507
Coronation Fund Managers Ltd. (South Africa)	1,926	9,557
Corp. Actinver SAB de CV (Mexico)*	4,800	3,834
Country Group Development PCL (Thailand)*	185,400	6,271

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Federated Investors, Inc. (Class B Stock)	3,250	$93,763
GIMV NV (Belgium)	2,970	163,859
GP Investments Ltd. (Brazil), BDR*	4,400	8,847
Grupo Financiero Interacciones SA de CV (Mexico)	2,200	12,466
Guoco Group Ltd. (Hong Kong)	6,000	64,202
Haitong International Securities Group Ltd. (Hong Kong)	102,000	59,001
Hengtou Securities (Hong Kong)*	35,000	15,746
IGM Financial, Inc. (Canada)	2,600	78,315
Interactive Brokers Group, Inc. (Class A Stock)(a)	2,920	114,814
Intermediate Capital Group PLC (United Kingdom)	59,243	525,803
Investec Ltd. (South Africa)	9,747	72,483
Investment Technology Group, Inc.	1,999	44,178
Jafco Co. Ltd. (Japan)*	2,100	64,472
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	161,833	35,862
KCG Holdings, Inc. (Class A Stock)*	1,274	15,224
Kyokuto Securities Co. Ltd. (Japan)	19,900	238,887
LPL Financial Holdings, Inc.	1,473	36,530
Magellan Financial Group Ltd. (Australia)	2,037	35,264
Masterlink Securities Corp. (Taiwan)	95,514	27,378
Northern Trust Corp.	4,841	315,488
OSK Holdings Bhd (Malaysia)	66,600	28,678
Partners Group Holding AG (Switzerland)	334	134,184
Peregrine Holdings Ltd. (South Africa)	1,602	2,957
President Securities Corp. (Taiwan)	74,000	31,504
SEI Investments Co.	2,700	116,235
Sun Hung Kai & Co. Ltd. (Hong Kong)	136,000	81,900
SVG Capital PLC (United Kingdom)*	8,219	59,213
Toyo Securities Co. Ltd. (Japan)	49,000	122,194
Tullett Prebon PLC (United Kingdom)	10,702	54,076
Waterland Financial Holdings Co. Ltd. (Taiwan)	262,177	64,944
Zeder Investments Ltd. (South Africa)	18,931	7,692

		4,602,495

Chemicals — 0.6%
Achem Technology Corp. (Taiwan)	23,000	9,039
ADEKA Corp. (Japan)	8,100	118,004
Aeci Ltd. (South Africa)	3,353	20,667
African Oxygen Ltd. (South Africa)	6,435	7,785
Air Liquide SA (France)	4,818	540,537
Air Products & Chemicals, Inc.	1,856	267,357
Air Water, Inc. (Japan)	7,000	103,766
Airgas, Inc.	809	114,587
Akzo Nobel NV (Netherlands)	4,668	318,204
Alpek SAB de CV (Mexico)	8,100	12,776
American Vanguard Corp.*	1,159	18,289
Asahi Kasei Corp. (Japan)	51,000	344,439
Asia Polymer Corp. (Taiwan)	15,750	8,908
Axalta Coating Systems Ltd.*	2,400	70,080
BASF SE (Germany)	19,950	1,500,154
Calgon Carbon Corp.	1,719	24,100
China BlueChemical Ltd. (China) (Class H Stock)	210,000	53,181
China General Plastics Corp. (Taiwan)	19,000	9,473
China Steel Chemical Corp. (Taiwan)	3,000	10,582
China Synthetic Rubber Corp. (Taiwan)	42,250	32,015

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
China Zenith Chemical Group Ltd. (Hong Kong)*	150,000	$6,278
Chr Hansen Holding A/S (Denmark)	949	63,641
Chugoku Marine Paints Ltd. (Japan)	8,000	52,751
Ciech SA (Poland)*	428	8,035
Croda International PLC (United Kingdom)	2,780	121,049
DuluxGroup Ltd. (Australia)	18,009	86,556
E.I. du Pont de Nemours & Co.	11,108	703,359
Ecolab, Inc.	2,617	291,848
Eternal Materials Co. Ltd. (Taiwan)	23,990	24,498
Formosa Chemicals & Fibre Corp. (Taiwan)	98,890	246,372
Formosa Plastics Corp. (Taiwan)	122,600	303,997
Formosan Rubber Group, Inc. (Taiwan)*	38,000	20,830
Fujimi, Inc. (Japan)	4,000	53,247
Fujimori Kogyo Co. Ltd. (Japan)	500	11,745
Givaudan SA (Switzerland)	112	219,498
Grupa Azoty SA (Poland)*	1,394	35,978
Gubre Fabrikalari TAS (Turkey)	1,774	3,821
Hitachi Chemical Co. Ltd. (Japan)	2,800	50,315
Ho Tung Chemical Corp. (Taiwan)*	77,900	18,089
Incitec Pivot Ltd. (Australia)	24,678	60,229
International Flavors & Fragrances, Inc.(a)	837	95,225
K+S AG (Germany)	9,620	224,377
Kaneka Corp. (Japan)	16,000	137,005
Kansai Paint Co. Ltd. (Japan)	8,400	134,832
Kolon Industries, Inc. (South Korea)	2,097	132,833
Koninklijke DSM NV (Netherlands)	4,729	260,006
Kuraray Co. Ltd. (Japan)	18,000	219,976
Kureha Corp. (Japan)	25,000	79,304
LCY Chemical Corp. (Taiwan)*	16,000	16,546
Lenzing AG (Austria)	1,080	85,497
Linde AG (Germany)	4,688	681,160
Lintec Corp. (Japan)	3,600	64,314
Monsanto Co.	6,363	558,290
Nantex Industry Co. Ltd. (Taiwan)	9,792	8,171
Nippon Kayaku Co. Ltd. (Japan)	9,000	90,854
Nippon Paint Holdings Co. Ltd. (Japan)	1,300	28,755
Nippon Shokubai Co. Ltd. (Japan)	2,800	142,629
Nippon Synthetic Chemical Industry Co. Ltd. (The) (Japan)	11,000	69,730
Nitto Denko Corp. (Japan)	4,200	234,039
NOF Corp. (Japan)	11,000	77,913
Novozymes A/S (Denmark) (Class B Stock)	2,481	111,413
Nufarm Ltd. (Australia)	8,936	51,322
Nuplex Industries Ltd. (New Zealand)	74,324	266,961
Ocean Plastics Co. Ltd. (Taiwan)*	6,000	5,008
OCI NV (Netherlands)*	2,665	52,071
Omnia Holdings Ltd. (South Africa)	1,214	11,186
Oriental Union Chemical Corp. (Taiwan)*	21,000	13,282
Petkim Petrokimya Holding A/S (Turkey)*	283	401
Phosagro OAO (Russia), GDR, RegS	1,003	14,041
Potash Corp. of Saskatchewan, Inc. (Canada)	16,500	280,897
Praxair, Inc.	2,856	326,869
San Fang Chemical Industry Co. Ltd. (Taiwan)	9,000	10,990
Scientex Bhd (Malaysia)	3,800	12,625
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	81,648
Sensient Technologies Corp.	2,659	168,740
Sesoda Corp. (Taiwan)	7,812	7,189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	377	$107,321
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	11,600	599,116
Shinkong Synthetic Fibers Corp. (Taiwan)	130,000	36,718
Showa Denko KK (Japan)	151,000	155,780
Sinon Corp. (Taiwan)	21,000	9,437
Soda Sanayii A/S (Turkey)	3,653	6,597
Solar Applied Materials Technology Co. (Taiwan)	21,000	12,310
Soulbrain Co. Ltd. (South Korea)	2,287	83,144
Stella Chemifa Corp. (Japan)	2,100	44,702
Sumitomo Bakelite Co. Ltd. (Japan)	23,000	90,013
Symrise AG (Germany)	1,676	112,212
Syngenta AG (Switzerland)	1,587	658,124
Synthomer PLC (United Kingdom)	11,128	58,211
Synthos SA (Poland)	8,974	9,221
Taiwan Fertilizer Co. Ltd. (Taiwan)	31,000	46,904
Taiwan Styrene Monomer (Taiwan)*	16,000	8,778
Teijin Ltd. (Japan)	45,000	156,703
Tenma Corp. (Japan)	16,000	261,936
Tessenderlo Chemie NV (Belgium)*	649	24,612
Tikkurila OYJ (Finland)	5,316	96,552
Toagosei Co. Ltd. (Japan)	9,000	74,891
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,600	90,012
Toray Industries, Inc. (Japan)	53,000	452,310
Tosoh Corp. (Japan)	37,000	155,384
Toyobo Co. Ltd. (Japan)	67,000	100,518
TSRC Corp. (Taiwan)	25,150	21,305
UPC Technology Corp. (Taiwan)	73,000	20,495
Uralkali OJSC (Russia)*	24,060	60,890
USI Corp. (Taiwan)	59,000	23,648
Valspar Corp. (The)	1,091	116,759
Yara International ASA (Norway)	5,422	203,541
Yingde Gases Group Co. Ltd. (China)	70,500	27,067
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	16,269
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,000	7,234

		14,670,892

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,545	82,229
ADT Corp. (The)	819	33,792
Aeon Delight Co. Ltd. (Japan)	100	3,210
Babcock International Group PLC (United Kingdom)	14,968	203,824
Berendsen PLC (United Kingdom)	1,950	33,635
Bilfinger SE (Germany)	2,297	96,699
Blue Label Telecoms Ltd. (South Africa)	16,167	16,699
Brady Corp. (Class A Stock)	2,528	67,852
Brambles Ltd. (Australia)	20,165	186,812
Cabcharge Australia Ltd. (Australia)	10,040	24,919
Cintas Corp.	1,628	146,211
Clean Harbors, Inc.*	1,697	83,730
Cleanaway Co. Ltd. (Taiwan)	2,000	11,087
Copart, Inc.*	2,738	111,628
Covanta Holding Corp.(a)	3,339	56,296
Dai Nippon Printing Co. Ltd. (Japan)	25,000	221,853
Daiseki Co. Ltd. (Japan)	1,300	21,251
Dongjiang Environmental Co. Ltd. (China)	1,800	2,556
dorma+kaba Holding AG (Switzerland) (Class B Stock)	359	228,958
Duskin Co. Ltd. (Japan)	14,400	258,558

Shares		Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Essendant, Inc.	2,283	$72,896
G4S PLC (United Kingdom)	34,101	93,053
Healthcare Services Group, Inc.	1,123	41,338
Herman Miller, Inc.	2,057	63,541
Intrum Justitia AB (Sweden)	2,829	99,694
KAR Auction Services, Inc.	2,450	93,443
KD Holding Corp. (Taiwan)	1,000	5,157
Kokuyo Co. Ltd. (Japan)	51,800	605,517
Lassila & Tikanoja OYJ (Finland)	4,596	83,624
Loomis AB (Sweden) (Class B Stock)	6,256	176,579
Matsuda Sangyo Co. Ltd. (Japan)	3,200	33,259
Mitie Group PLC (United Kingdom)	16,818	62,050
Nissha Printing Co. Ltd. (Japan)	1,600	23,411
Okamura Corp. (Japan)	17,000	162,129
Park24 Co. Ltd. (Japan)	1,300	36,372
Pilot Corp. (Japan)	600	22,880
Progressive Waste Solutions Ltd. (Canada)	2,200	68,401
Recall Holdings Ltd. (Australia)	8,345	47,932
Relia, Inc. (Japan)	2,700	24,973
Republic Services, Inc.	6,047	288,140
S-1 Corp. (South Korea)	987	76,355
Sato Holdings Corp. (Japan)	2,700	57,494
Secom Co. Ltd. (Japan)	3,200	237,450
Securitas AB (Sweden) (Class B Stock)	8,450	139,733
Shanghai Youngsun Investment Co. Ltd. (China)	3,900	10,440
Societe BIC SA (France)	802	120,505
Sohgo Security Services Co. Ltd. (Japan)	1,800	97,458
Steelcase, Inc. (Class A Stock)	4,012	59,859
Stericycle, Inc.*(a)	1,357	171,240
Taiwan Secom Co. Ltd. (Taiwan)	5,135	14,838
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	13,150	16,360
Team, Inc.*	355	10,785
Toppan Forms Co. Ltd. (Japan)	14,400	160,216
Toppan Printing Co. Ltd. (Japan)	27,000	226,374
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	60,215
Tyco International PLC	6,946	254,988
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	500	4,130
Waste Connections, Inc.(a)	2,652	171,293
Waste Management, Inc.(a)	6,368	375,712
YC Co. Ltd. (Taiwan)*	28,313	12,133
Yestar International Holdings Co. Ltd. (China)	10,000	4,214

		6,277,980

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	16,000	17,476
ADTRAN, Inc.	2,532	51,197
Advanced Ceramic X Corp. (Taiwan)	1,000	5,609
Brocade Communications Systems, Inc.	8,943	94,617
China All Access Holdings Ltd. (Hong Kong)	52,000	17,978
Cisco Systems, Inc.	109,610	3,120,597
Comtech Telecommunications Corp.	1,029	24,048
Denki Kogyo Co. Ltd. (Japan)	9,000	41,988
D-Link Corp. (Taiwan)*	80,905	25,907
Eastern Communications Co. Ltd. (China)	5,400	4,234
EchoStar Corp. (Class A Stock)*	1,426	63,158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
F5 Networks, Inc.*	1,471	$155,705
Harris Corp.	2,078	161,793
Hitron Technology, Inc. (Taiwan)	15,000	9,668
InterDigital, Inc.	866	48,193
Lumentum Holdings, Inc.*	1,663	44,851
Motorola Solutions, Inc.	3,261	246,858
NetScout Systems, Inc.*	3,452	79,292
Nokia OYJ (Finland)	85,915	509,669
QUALCOMM, Inc.	33,410	1,708,587
Senao Networks, Inc. (Taiwan)	1,000	6,499
Sercomm Corp. (Taiwan)	6,000	15,259
Shanghai Potevio Co. Ltd. (China)*	13,700	26,921
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	89,631	897,449
Trigiant Group Ltd. (China)	54,000	9,338
Unizyx Holding Corp. (Taiwan)	19,000	9,268
VTech Holdings Ltd. (Hong Kong)	8,000	94,963
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China), 144A	12,500	14,940
Zinwell Corp. (Taiwan)	6,000	11,647
ZTE Corp. (China) (Class H Stock)^	16,600	29,365

		7,547,074

Construction & Engineering — 0.3%
Arabtec Holding PJSC (United Arab Emirates)*	189,440	84,432
Arcadis NV (Netherlands)	4,901	91,267
Astaldi SpA (Italy)(a)	37,165	171,774
Aveng Ltd. (South Africa)*	26,505	7,002
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	21,867
BES Engineering Corp. (Taiwan)	153,000	30,181
Bouygues SA (France)	5,221	212,230
Budimex SA (Poland)	156	8,108
China Energy Engineering Corp. Ltd. (China)*	190,000	33,065
China U-Ton Holdings Ltd. (China)	10,000	1,239
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	18,375	10,308
Cie d’Entreprises CFE (Belgium)	1,488	140,805
COMSYS Holdings Corp. (Japan)	7,300	112,592
Consolidated Infrastructure Group Ltd. (South Africa)*	2,777	5,398
Continental Holdings Corp. (Taiwan)*	111,300	39,765
CTCI Corp. (Taiwan)	19,000	24,956
DA CIN Construction Co. Ltd. (Taiwan)	2,000	984
EMCOR Group, Inc.	1,785	86,751
Ferrovial SA (Spain)	11,341	243,389
Galliford Try PLC (United Kingdom)	30,885	635,457
Grana y Montero SAA (Peru)	18,828	15,596
Group Five Ltd. (South Africa)	5,076	7,268
Hazama Ando Corp. (Japan)	9,200	44,742
IJM Corp. Bhd (Malaysia)	76,400	69,087
Interserve PLC (United Kingdom)	24,373	151,856
JGC Corp. (Japan)	9,000	134,603
Kajima Corp. (Japan)	27,000	169,134
Kandenko Co. Ltd. (Japan)	6,000	42,717
Kinden Corp. (Japan)	6,900	84,575
Kumagai Gumi Co. Ltd. (Japan)	14,000	35,526
Kyowa Exeo Corp. (Japan)	6,900	76,578
Maeda Corp. (Japan)	14,000	104,198

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Maeda Road Construction Co. Ltd. (Japan)	13,000	$213,890
Mirait Holdings Corp. (Japan)	33,000	262,525
Murray & Roberts Holdings Ltd. (South Africa)	14,663	12,514
Nippo Corp. (Japan)	5,000	83,930
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	60,290
Nippon Road Co. Ltd. (The) (Japan)	14,000	65,012
Obayashi Corp. (Japan)	24,700	243,459
Orascom Construction Ltd. (United Arab Emirates)*	2,871	16,968
Pembangunan Perumahan Persero Tbk PT (Indonesia)	12,700	3,695
Penta-Ocean Construction Co. Ltd. (Japan)	19,300	80,774
Per Aarsleff Holding A/S (Denmark)	11,800	323,917
Porr AG (Austria)	1,311	37,221
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	2,700	35,787
PT Adhi Karya Persero Tbk (Indonesia)*	7,600	1,540
Raito Kogyo Co. Ltd. (Japan)	3,800	35,035
Raubex Group Ltd. (South Africa)	6,508	8,084
Rich Development Co. Ltd. (Taiwan)	52,000	16,103
Salini Impregilo SpA (Italy)	12,346	52,096
Shimizu Corp. (Japan)	27,000	228,673
SHO-BOND Holdings Co. Ltd. (Japan)	700	26,602
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	132,500	107,226
Sino-Thai Engineering & Construction PCL (Thailand)	20,900	13,486
Skanska AB (Sweden) (Class B Stock)	10,837	247,202
SNC-Lavalin Group, Inc. (Canada)	4,200	153,448
SOCAM Development Ltd. (Hong Kong)*	26,000	13,407
Strabag SE (Austria)	2,500	75,585
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	31,066
Taikisha Ltd. (Japan)	2,000	48,172
Taisei Corp. (Japan)	41,000	270,751
Tekfen Holding A/S (Turkey)	5,770	11,152
TOA ROAD Corp. (Japan)	10,000	33,312
Toda Corp. (Japan)	13,000	62,848
Totetsu Kogyo Co. Ltd. (Japan)	1,700	52,155
TTCL PCL (Thailand)	10,600	4,881
United Engineers Ltd. (Singapore)	64,900	112,571
United Integrated Services Co. Ltd. (Taiwan)	8,000	12,664
Vinci SA (France)	9,126	677,370
Waskita Karya Persero Tbk PT (Indonesia)	36,000	5,440
WCT Holdings Bhd (Malaysia)(g)	48,177	20,868
Wijaya Karya Persero Tbk PT (Indonesia)	20,100	3,953
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,225	9,874
WSP Global, Inc. (Canada)	3,000	88,932
YIT OYJ (Finland)(a)	42,634	241,448
Yokogawa Bridge Holdings Corp. (Japan)	4,000	42,958

		7,046,334

Construction Materials
Akcansa Cimento A/S (Turkey)	574	2,929
Asia Cement China Holdings Corp. (China)	37,500	7,533
Asia Cement Corp. (Taiwan)	120,000	109,642
Cementos Argos SA (Colombia)	7,044	26,997
Cementos Pacasmayo SAA (Peru)	9,844	15,419
China Resources Cement Holdings Ltd. (Hong Kong)	128,000	39,181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	458	$2,558
Dongpeng Holdings Co. Ltd. (China)	26,000	14,174
Eternit SA (Brazil)	6,800	3,139
Goldsun Building Materials Co. Ltd. (Taiwan)	128,000	37,512
Grupo Argos SA (Colombia)	884	5,892
Huaxin Cement Co. Ltd. (China)	11,300	8,283
Imerys SA (France)	2,479	172,655
Italcementi SpA (Italy)	6,931	81,234
Lafarge Malaysia Bhd (Malaysia)	5,000	11,534
Magnesita Refratarios SA (Brazil)*	1,920	7,476
Nuh Cimento Sanayi A/S (Turkey)	1,497	5,392
PPC Ltd. (South Africa)	1,533	1,266
Qatar National Cement Co. QSC (Qatar)	370	8,840
Rhi AG (Austria)	3,141	61,299
Siam Cement PCL (The) (Thailand)	8,050	106,995
Siam City Cement PCL (Thailand)	1,800	15,759
Sumitomo Osaka Cement Co. Ltd. (Japan)	38,000	149,267
Taiheiyo Cement Corp. (Japan)	42,000	96,668
Union Andina de Cementos SAA (Peru)	22,720	15,398
Universal Cement Corp. (Taiwan)	31,131	21,627

		1,028,669

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	1,900	44,730
Ally Financial, Inc.*	19,234	360,060
American Express Co.	15,874	974,664
Cash America International, Inc.	2,241	86,592
Credit China Holdings Ltd. (China)	28,000	11,688
Credit Saison Co. Ltd. (Japan)	10,900	189,613
Credito Real SAB de CV (Mexico)	8,100	17,140
Discover Financial Services	11,127	566,587
Encore Capital Group, Inc.*	860	22,136
First Cash Financial Services, Inc.	1,206	55,548
Gentera SAB de CV (Mexico)	17,000	33,553
Green Dot Corp. (Class A Stock)*	1,331	30,573
Group Lease PCL (Thailand)	9,400	5,371
Hitachi Capital Corp. (Japan)	2,200	47,848
KRUK SA (Poland)	331	15,968
LendingClub Corp.*	3,323	27,581
Muangthai Leasing Pcl (Thailand) (Class F Stock)	9,900	5,459
Navient Corp.	17,407	208,362
Nelnet, Inc. (Class A Stock)	1,524	60,000
PRA Group, Inc.*(a)	1,390	40,852
Samsung Card Co. Ltd. (South Korea)	2,665	87,770
SLM Corp.*	21,207	134,877
Synchrony Financial*	19,802	567,525
Taiwan Acceptance Corp. (Taiwan)	3,000	6,912

		3,601,409

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	149,046
AMVIG Holdings Ltd. (Hong Kong)	32,000	13,363
AptarGroup, Inc.	1,229	96,366
Ball Corp.(a)	1,109	79,061
Bemis Co., Inc.	2,129	110,240
CCL Industries, Inc. (Canada) (Class B Stock)	600	113,879
Cheng Loong Corp. (Taiwan)	103,000	37,122

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
CPMC Holdings Ltd. (China)	23,000	$11,390
DS Smith PLC (United Kingdom)	56,450	330,251
Fuji Seal International, Inc. (Japan)	1,500	53,111
Graphic Packaging Holding Co.	6,711	86,236
Great China Metal Industry (Taiwan)	14,000	12,081
Greatview Aseptic Packaging Co. Ltd. (China)*	39,000	18,552
Huajun Holdings Ltd. (Hong Kong)	28,000	2,777
Huhtamaki OYJ (Finland)	3,030	112,344
Klabin SA (Brazil)	3,000	16,245
Mayr Melnhof Karton AG (Austria)	769	92,201
Mpact Ltd. (South Africa)	3,307	11,599
Nampak Ltd. (South Africa)	13,636	19,630
Orora Ltd. (Australia)	24,924	47,708
Packaging Corp. of America	1,870	112,948
Papeles y Cartones de Europa SA (Spain)	11,961	76,096
Rengo Co. Ltd. (Japan)	15,000	75,689
Rexam PLC (United Kingdom)	19,567	177,865
Sealed Air Corp.	693	33,271
Sheen Tai Holdings Group Co. Ltd. (China)*	40,000	5,775
Silgan Holdings, Inc.	1,608	85,497
Smurfit Kappa Group PLC (Ireland)	2,799	72,000
Sonoco Products Co.	3,038	147,556
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	11,000	15,975
Vitro SAB de CV (Mexico)	1,400	4,668

		2,220,542

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	11,000	192,077
China Animation Characters Co. Ltd. (Hong Kong)*	8,000	2,909
Genuine Parts Co.	2,352	233,695
Happinet Corp. (Japan)	26,300	238,681
Inchcape PLC (United Kingdom)	38,481	399,116
Inter Cars SA (Poland)	404	24,676
John Menzies PLC (United Kingdom)	3,107	21,185
LKQ Corp.*	5,520	176,254
Paltac Corp. (Japan)	11,500	203,524
Pool Corp.	857	75,193
Test-Rite International Co. Ltd. (Taiwan)	18,000	11,077
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	51,000	44,235

		1,622,622

Diversified Consumer Services
Advtech Ltd. (South Africa)	14,289	13,308
Apollo Education Group, Inc.*	5,783	47,507
Benesse Holdings, Inc. (Japan)	1,800	51,826
China Distance Education Holdings Ltd. (China), ADR	400	5,888
China Maple Leaf Educational Systems Ltd. (China)	22,000	13,948
Curro Holdings Ltd. (South Africa)*	3,637	10,704
DeVry Education Group, Inc.	2,834	48,943
Estacio Participacoes SA (Brazil)	5,400	17,631
Fu Shou Yuan International Group Ltd. (China)	19,000	13,609
Graham Holdings Co. (Class B Stock)	113	54,240
Grand Canyon Education, Inc.*	1,557	66,546
H&R Block, Inc.(a)	4,087	107,979

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Houghton Mifflin Harcourt Co.*	4,247	$84,685
Invocare Ltd. (Australia)	4,714	45,362
Kroton Educacional SA (Brazil)	22,016	70,292
Lung Yen Life Service Corp. (Taiwan)	6,000	10,794
Meiko Network Japan Co. Ltd. (Japan)	10,400	113,366
Navitas Ltd. (Australia)	9,258	36,007
New Oriental Education & Technology Group, Inc. (China), ADR	3,100	107,229
Regis Corp.*	2,702	41,043
Ser Educacional SA (Brazil), 144A(g)	1,500	4,405
Service Corp. International	3,977	98,152
TAL Education Group (China), ADR*	800	39,744
Xueda Education Group (China), ADR*	1,000	5,390

		1,108,598

Diversified Financial Services — 0.5%
African Bank Investments Ltd. (South Africa)*^	34,595	—
Alexander Forbes Group Holdings Ltd. (South Africa)	17,147	7,782
ASX Ltd. (Australia)	1,606	50,945
Ayala Corp. (Philippines)	4,570	74,447
Banque Nationale de Belgique (Belgium)	29	100,953
Berkshire Hathaway, Inc. (Class B Stock)*	44,016	6,244,990
BM&FBovespa SA (Brazil)	23,600	100,421
Bolsas y Mercados Espanoles SHMSF SA (Spain)(a)	2,464	79,343
Bursa Malaysia Bhd (Malaysia)	6,400	14,591
CBOE Holdings, Inc.	1,142	74,607
China Success Finance Group Holdings Ltd. (China)	16,000	5,061
CME Group, Inc.	7,277	698,956
Corp Financiera Alba SA (Spain)	2,315	89,564
Corporacion Financiera Colombiana (Colombia)	2,094	27,022
Corporacion Financiera Colombiana (Colombia), (BVC)	19	243
Deutsche Boerse AG (Germany)	3,454	294,088
FactSet Research Systems, Inc.	425	64,400
Far East Horizon Ltd. (China)	115,000	88,595
First Pacific Co. Ltd. (Hong Kong)	210,000	156,798
Groupe Bruxelles Lambert SA (Belgium)	5,337	439,723
Grupo de Inversiones Suramericana SA (Colombia)	7,254	95,253
Grupo de Inversiones Suramericana SA (Colombia)	3,076	39,530
GT Capital Holdings, Inc. (Philippines)	1,345	40,568
Gulf General Investment Co. (United Arab Emirates)*	679,914	115,815
Haci Omer Sabanci Holding A/S (Turkey)	35,660	123,381
Intercontinental Exchange, Inc.	2,191	515,192
Inversiones La Construccion SA (Chile)	828	9,410
Investment AB Kinnevik (Sweden) (Class B Stock)	11,680	330,850
Investor AB (Sweden) (Class A Stock)	3,768	131,300
Japan Securities Finance Co. Ltd. (Japan)	6,000	24,053
JSE Ltd. (South Africa)	903	9,102
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	130,523
MarketAxess Holdings, Inc.	701	87,506
Markit Ltd.*	2,677	94,632

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
McGraw Hill Financial, Inc.	577	$57,111
Metro Pacific Investments Corp. (Philippines)	357,100	45,574
Moscow Exchange MICEX (Russia)	12,620	19,716
MSCI, Inc.	1,493	110,601
Nasdaq, Inc.	3,059	203,056
Onex Corp. (Canada)	1,600	97,521
Plus500 Ltd. (Israel)	2,137	18,889
PSG Group Ltd. (South Africa)	629	8,533
Qatar Industrial Manufacturing Co. QSC (Qatar)	565	5,896
Remgro Ltd. (South Africa)	8,244	139,562
Salam International Investment Ltd. (Qatar)*	4,194	15,307
Singapore Exchange Ltd. (Singapore)	20,700	121,979
Sofina SA (Belgium)	2,428	288,831
Transaction Capital Ltd. (South Africa)	6,908	5,545
Warsaw Stock Exchange (Poland)	593	6,229

		11,503,994

Diversified Telecommunication Services — 0.6%
Asia Satellite Telecommunications Holdings Ltd. (China)	9,500	12,908
AT&T, Inc.	90,327	3,538,109
BCE, Inc. (Canada)	3,925	178,880
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	112,492
CenturyLink, Inc.(a)	14,134	451,723
China Communications Services Corp. Ltd. (China) (Class H Stock)	256,000	116,895
China Telecom Corp. Ltd. (China) (Class H Stock)	1,454,000	769,782
China Unicom Hong Kong Ltd. (China)	334,000	439,886
Chorus Ltd. (New Zealand)	18,899	52,360
Chunghwa Telecom Co. Ltd. (Taiwan)	100,000	340,268
Citic Telecom International Holdings Ltd. (China)	62,000	23,339
Consolidated Communications Holdings, Inc.	1,789	46,085
Deutsche Telekom AG (Germany)	50,338	902,478
Elisa OYJ (Finland)	1,173	45,549
Empresa de Telecomunicaciones de Bogota (Colombia)*	33,253	6,594
Frontier Communications Corp.	14,698	82,162
HKT Trust & HKT Ltd. (Hong Kong)	88,000	121,155
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	140,000	49,318
Iliad SA (France)	486	124,866
Inmarsat PLC (United Kingdom)	5,719	80,672
Koninklijke KPN NV (Netherlands)	34,994	146,540
KT Corp. (South Korea)	9,029	234,562
Link Net Tbk PT (Indonesia)*	9,600	2,971
Magyar Telekom Telecommunications PLC (Hungary)*	25,366	41,923
Manitoba Telecom Services, Inc. (Canada)	2,800	69,615
Netia SA (Poland)	12,725	16,950
Nippon Telegraph & Telephone Corp. (Japan)	30,400	1,313,204
O2 Czech Republic A/S (Czech Republic)	2,093	22,057
Ooredoo QSC (Qatar)	4,243	108,366
Orange Polska SA (Poland)	29,767	53,701
Orange SA (France)	60,274	1,052,562

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Proximus SADP (Belgium)	2,747	$93,740
Rostelecom PJSC (Russia)	19,670	28,846
Singapore Telecommunications Ltd. (Singapore)	161,400	456,868
Spark New Zealand Ltd. (New Zealand)	28,497	71,839
Swisscom AG (Switzerland)	241	130,805
TDC A/S (Denmark)	49,894	243,859
Telecom Italia SpA (Italy)*	327,281	352,751
Telecom Italia SpA-RSP (Italy)	203,676	178,251
Telefonica Brasil SA (Brazil)	1,100	11,925
Telefonica Brasil SA (Brazil), ADR	5,300	66,197
Telefonica Deutschland Holding AG (Germany)	20,433	110,457
Telefonica SA (Spain)	78,987	882,810
Telekom Malaysia Bhd (Malaysia)	24,800	41,937
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	534,400	134,703
Telenor ASA (Norway)	9,654	156,096
TeliaSonera AB (Sweden)	74,882	388,007
Telkom SA SOC Ltd. (South Africa)	7,602	29,602
Telstra Corp. Ltd. (Australia)	38,137	155,636
TELUS Corp. (Canada)	4,100	133,373
Thaicom PLC (Thailand)*	16,300	13,321
Turk Telekomunikasyon A/S (Turkey)	6,144	14,565
Verizon Communications, Inc.	18,876	1,020,814
Xl Axiata Tbk PT (Indonesia)*	18,400	5,547

		15,279,921

Electric Utilities — 0.7%
Allete, Inc.	3,083	172,864
Alupar Investimento SA (Brazil)	1,600	6,550
American Electric Power Co., Inc.	7,061	468,850
CEZ A/S (Czech Republic)	12,399	218,382
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	156,468
Chubu Electric Power Co., Inc. (Japan)	18,700	260,965
Chugoku Electric Power Co., Inc. (The) (Japan)	12,600	169,994
Cia Energetica de Minas Gerais (Brazil)	3,600	7,819
Cia Paranaense de Energia (Brazil)	700	3,592
Cleco Corp.	1,640	90,544
CLP Holdings Ltd. (Hong Kong)	43,500	393,736
Contact Energy Ltd. (New Zealand)	35,197	121,631
CPFL Energia SA (Brazil)*	4,020	21,935
Duke Energy Corp.	15,290	1,233,597
E.CL SA (Chile)	19,097	31,275
Edison International	6,400	460,096
EDP - Energias de Portugal SA (Portugal)	74,976	266,198
EDP - Energias do Brasil SA (Brazil)	5,400	18,758
El Paso Electric Co.	2,026	92,953
Electricite de France SA (France)(a)	18,229	204,087
Elia System Operator SA (Belgium)	2,208	109,740
Emera, Inc. (Canada)	3,800	139,097
Empire District Electric Co. (The)	1,623	53,640
Endesa SA (Spain)	8,703	166,779
Enea SA (Poland)	16,268	51,876
Enel SpA (Italy)	231,386	1,025,788
Energa SA (Poland)	11,766	41,272
Enersis Americas SA (Chile)	204,629	56,672
Enersis Americas SA (Chile), ADR	6,010	83,539
Enersis Chile SA (Chile)*^	30,235	—

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Entergy Corp.	5,028	$398,620
Equatorial Energia SA (Brazil)	1,800	20,465
Eversource Energy	6,901	402,604
EVN AG (Austria)	5,896	67,696
Exelon Corp.	23,291	835,215
First Philippine Holdings Corp. (Philippines)	17,840	25,582
FirstEnergy Corp.	13,053	469,516
Fortis, Inc. (Canada)(a)	6,200	194,342
Fortum OYJ (Finland)(a)	12,496	188,985
Great Plains Energy, Inc.	7,441	239,972
Hawaiian Electric Industries, Inc.	4,594	148,846
Hokkaido Electric Power Co., Inc. (Japan)*	12,400	103,883
Hokuriku Electric Power Co. (Japan)	9,700	137,127
Iberdrola SA (Spain)	173,163	1,152,741
IDACORP, Inc.(a)	2,371	176,853
Infratil Ltd. (New Zealand)	21,537	48,804
Inter RAO JSC (Russia)*	939,000	25,691
Isagen SA ESP (Colombia)	15,780	21,431
ITC Holdings Corp.	3,626	157,985
Kansai Electric Power Co., Inc. (The) (Japan)*	23,800	210,577
Korea Electric Power Corp. (South Korea)	14,306	749,426
Kyushu Electric Power Co., Inc. (Japan)*	14,800	140,638
Light SA (Brazil)	2,900	7,944
Luz del Sur Saa (Peru)	1,530	4,562
Manila Electric Co. (Philippines)	4,110	28,832
Mosenergo PAO (Russia)	422,000	8,631
NextEra Energy, Inc.	4,937	584,245
OGE Energy Corp.	5,008	143,379
Okinawa Electric Power Co., Inc. (The) (Japan)	4,250	114,347
PGE Polska Grupa Energetyczna SA (Poland)	53,008	198,202
Pinnacle West Capital Corp.	2,629	197,359
PNM Resources, Inc.(a)	2,649	89,324
Portland General Electric Co.	1,685	66,541
Power Assets Holdings Ltd. (Hong Kong)	31,000	317,273
PPL Corp.	11,948	454,860
Red Electrica Corp. SA (Spain)	1,678	145,358
Shikoku Electric Power Co., Inc. (Japan)	6,800	91,128
Southern Co. (The)	10,347	535,250
SSE PLC (United Kingdom)	16,938	362,477
Tauron Polska Energia SA (Poland)	115,297	92,870
Tenaga Nasional Bhd (Malaysia)	83,600	298,667
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	73,787
Tohoku Electric Power Co., Inc. (Japan)	13,400	172,692
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,800	10,082
TrustPower Ltd. (New Zealand)	18,672	98,847
Unitil Corp.	1,234	52,433
Verbund AG (Austria)	7,874	100,461
Westar Energy, Inc.	2,848	141,289
Xcel Energy, Inc.	10,146	424,306
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	3,327	7,356

		16,868,198

Electrical Equipment — 0.2%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	1,000	960
AMETEK, Inc.	3,227	161,285

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Audix Corp. (Taiwan)	6,000	$6,247
Babcock & Wilcox Enterprises, Inc.*	3,799	81,299
Boer Power Holdings Ltd. (China)*	7,000	5,527
Chicony Power Technology Co. Ltd. (Taiwan)	3,000	3,556
China Electric Manufacturing Corp. (Taiwan)*	15,000	4,281
Detai New Energy Group Ltd. (Hong Kong)*	130,000	4,179
Emerson Electric Co.(a)	11,973	651,092
Endo Lighting Corp. (Japan)	2,700	24,539
Foshan Electrical and Lighting Co. Ltd. (China)	1,200	941
FSP Technology, Inc. (Taiwan)*	16,400	11,967
Futaba Corp. (Japan)	4,600	65,061
Gamesa Corp. Tecnologica SA (Spain)	5,146	101,270
Generac Holdings, Inc.*	1,066	39,698
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)*	15,000	18,172
Jiangnan Group Ltd. (China)	98,000	17,315
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	2,000	8,826
Legrand SA (France)	4,754	265,721
Longwell Co. (Taiwan)	11,000	11,585
Mabuchi Motor Co. Ltd. (Japan)	400	18,610
Nexans SA (France)*	3,914	175,625
Nidec Corp. (Japan)(a)	5,400	369,481
Nitto Kogyo Corp. (Japan)	19,400	309,020
OSRAM Licht AG (Germany)	2,771	142,446
Prysmian SpA (Italy)	5,224	118,195
Saft Groupe SA (France)	6,186	186,785
Sanyo Denki Co. Ltd. (Japan)	9,000	41,969
Schneider Electric SE (France)	15,542	979,467
SGL Carbon SE (Germany)*	1,755	18,007
Shihlin Electric & Engineering Corp. (Taiwan)	23,000	28,268
Sino-American Electronic Co. Ltd. (Taiwan)*	1,000	2,781
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	32,800	103,698
Tech Pro Technology Development Ltd. (Hong Kong)*	41,600	12,603
Teco Electric and Machinery Co. Ltd. (Taiwan)	76,000	61,958
Thermon Group Holdings, Inc.*	2,956	51,907
TKH Group NV (Netherlands)	1,624	69,422
Ushio, Inc. (Japan)	8,200	108,858
Voltronic Power Technology Corp. (Taiwan)	1,050	16,525
Well Shin Technology Co. Ltd. (Taiwan)	4,000	6,575
Zippy Technology Corp. (Taiwan)	4,000	5,566

		4,311,287

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	13,500	103,221
Action SA (Poland)	423	1,905
Amano Corp. (Japan)	4,800	75,694
Anritsu Corp. (Japan)	14,500	79,674
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	9,000	10,548
Azbil Corp. (Japan)	4,400	112,505
Benchmark Electronics, Inc.*	3,595	82,865
Canon Electronics, Inc. (Japan)	6,800	100,050
CDW Corp.	3,360	139,440

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Chang Wah Electromaterials, Inc. (Taiwan)	2,000	$5,685
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	17,000	22,487
Chimei Materials Technology Corp. (Taiwan)	31,000	18,876
China Railway Signal & Communication Corp. Ltd. (China), 144A*	170,000	95,190
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	25,263
Chroma ATE, Inc. (Taiwan)	11,000	23,641
Citizen Holdings Co. Ltd. (Japan)	29,000	164,324
Compeq Manufacturing Co. Ltd. (Taiwan)	40,000	25,584
Coxon Precise Industrial Co. Ltd. (Taiwan)	7,000	10,697
CyberPower Systems, Inc. (Taiwan)	2,000	5,685
Daiwabo Holdings Co. Ltd. (Japan)	33,000	61,573
DataTec Ltd. (South Africa)	5,259	16,375
Delta Electronics Thailand PCL (Thailand)	12,200	30,171
Delta Electronics, Inc. (Taiwan)	36,995	163,085
Dolby Laboratories, Inc. (Class A Stock)	2,470	107,346
Dongxu Optoelectronic Technology Co. Ltd. (China)	6,700	4,464
Dynamic Electronics Co. Ltd. (Taiwan)*	28,000	8,017
Elite Material Co. Ltd. (Taiwan)	10,000	19,049
Everspring Industry Co. Ltd. (Taiwan)*	3,000	1,940
FLIR Systems, Inc.	3,330	109,724
Flytech Technology Co. Ltd. (Taiwan)	3,000	10,298
Geovision, Inc. (Taiwan)	1,100	2,478
Hamamatsu Photonics KK (Japan)	6,000	165,354
Hana Microelectronics PCL (Thailand)	27,300	27,742
Hirose Electric Co. Ltd. (Japan)	1,235	136,108
Hollysys Automation Technologies Ltd. (China)*	1,600	33,680
Holy Stone Enterprise Co. Ltd. (Taiwan)	16,000	17,142
Hon Hai Precision Industry Co. Ltd. (Taiwan)	646,816	1,702,586
Horiba Ltd. (Japan)	1,400	52,198
Hosiden Corp. (Japan)	7,600	45,418
II-VI, Inc.*	2,599	56,424
INESA Electron Co. Ltd. (China)*	8,700	7,821
Ingenico Group (France)	1,190	136,412
ITEQ Corp. (Taiwan)	17,000	15,265
Itron, Inc.*	1,239	51,691
Japan Display, Inc. (Japan)*	55,700	108,745
Jenoptik AG (Germany)	12,296	196,762
Ju Teng International Holdings Ltd. (Hong Kong)	94,000	48,503
Kaga Electronics Co. Ltd. (Japan)	1,400	17,746
Kapsch TrafficCom AG (Austria)	1,779	60,214
KCE Electronics Public Co. (Thailand)*	7,400	16,617
Keyence Corp. (Japan)	800	436,298
Keysight Technologies, Inc.*	5,090	141,197
Kingboard Chemical Holdings Ltd. (Hong Kong)	68,500	118,158
Kingboard Laminates Holdings Ltd. (Hong Kong)	58,000	27,005
Kyocera Corp. (Japan)	15,400	678,080
Lelon Electronics Corp. (Taiwan)*	4,250	4,834
LG Display Co. Ltd. (South Korea)	16,043	371,413
Lotes Co. Ltd. (Taiwan)	4,000	13,284
Lumax International Corp. Ltd. (Taiwan)	3,000	4,307
Macnica Fuji Electronics Holdings, Inc. (Japan)	3,400	40,453
Maruwa Co. Ltd. (Japan)	14,700	358,190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
MIN AIK Technology Co. Ltd. (Taiwan)	7,000	$11,722
Multi-Fineline Electronix, Inc.*	2,306	53,522
Murata Manufacturing Co. Ltd. (Japan)(a)	4,600	555,067
Mycronic AB (Sweden)	7,245	65,368
National Instruments Corp.	2,186	65,820
Nippon Signal Company Ltd. (Japan)	2,600	21,494
OSI Systems, Inc.*	506	33,138
Paragon Technologies Co. Ltd. (Taiwan)*	5,000	4,127
Pinnacle Holdings Ltd. (South Africa)*	12,663	12,762
Plexus Corp.*	1,526	60,308
Promate Electronic Co. Ltd. (Taiwan)*	5,000	5,428
Ryosan Co. Ltd. (Japan)	5,700	142,231
Ryoyo Electro Corp. (Japan)	200	2,373
Samsung SDI Co. Ltd. (South Korea)	3,411	295,317
Sanshin Electronics Co. Ltd. (Japan)	6,100	48,128
Shimadzu Corp. (Japan)	7,000	109,819
Silitech Technology Corp. (Taiwan)	6,389	3,374
Simplo Technology Co. Ltd. (Taiwan)	10,000	35,884
Sinbon Electronics Co. Ltd. (Taiwan)	6,117	12,487
Sirtec International Co. Ltd. (Taiwan)	8,000	10,892
Spectris PLC (United Kingdom)	13,218	348,873
Sunny Optical Technology Group Co. Ltd. (China)	14,000	39,392
Supreme Electronics Co. Ltd. (Taiwan)	26,000	11,992
SVI PCL (Thailand)*	50,400	7,586
SYNNEX Corp.	652	60,369
Synnex Technology International Corp. (Taiwan)	57,000	58,736
Taiflex Scientific Co. Ltd. (Taiwan)	13,000	14,707
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	6,683
Taiwan PCB Techvest Co. Ltd. (Taiwan)	23,000	24,575
TDK Corp. (Japan)	5,800	321,818
Tech Data Corp.*	1,176	90,282
Test Research, Inc. (Taiwan)	7,000	10,720
Thinking Electronic Industrial Co. Ltd. (Taiwan)	5,000	8,206
Toyo Corp. (Japan)	2,800	28,730
Tripod Technology Corp. (Taiwan)	25,000	45,345
TXC Corp. (Taiwan)	15,000	20,412
Venture Corp. Ltd. (Singapore)	61,600	381,879
Wah Lee Industrial Corp. (Taiwan)	12,000	16,654
Wintek Corp. (Taiwan)*^	71,000	—
WPG Holdings Ltd. (Taiwan)	59,000	62,856
WT Microelectronics Co. Ltd. (Taiwan)	19,128	22,892
XAC Automation Corp. (Taiwan)	2,000	4,289
Yageo Corp. (Taiwan)*	31,521	52,058
Zenitron Corp. (Taiwan)*	20,000	11,345

		9,927,161

Energy Equipment & Services
Amec Foster Wheeler PLC (United Kingdom)	44,830	289,257
Fugro NV (Netherlands), CVA*	3,918	75,234
Hunting PLC (United Kingdom)	3,810	17,448
John Wood Group PLC (United Kingdom)	52,678	463,893
Mullen Group Ltd. (Canada)	2,900	32,132
Saipem SpA (Italy)*	55,508	22,198
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	39,897
SEACOR Holdings, Inc.*(a)	1,164	63,380

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Shawcor Ltd. (Canada)	2,400	$52,167
Tecnicas Reunidas SA (Spain)	902	25,303
Tenaris SA (Luxembourg)	13,484	167,307
Wah Seong Corp. Bhd (Malaysia)	36,947	7,052

		1,255,268

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	27,600	398,710
Ain Holdings, Inc. (Japan)	800	40,984
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	7,900	351,584
Almacenes Exito SA (Colombia)	7,361	38,271
Andersons, Inc. (The)	1,198	37,629
Arcs Co. Ltd. (Japan)	18,400	411,677
Axfood AB (Sweden)(a)	3,271	60,364
BIM Birlesik Magazalar A/S (Turkey)	1,212	26,280
Booker Group PLC (United Kingdom)	181,048	447,513
Casey’s General Stores, Inc.(a)	1,167	132,244
Casino Guichard Perrachon SA (France)	3,229	184,799
Cawachi Ltd. (Japan)	12,100	218,344
China Resources Beer Holdings Company Ltd. (China)	92,336	171,990
Clicks Group Ltd. (South Africa)	1,437	9,459
Cocokara Fine, Inc. (Japan)	2,100	91,094
Colruyt SA (Belgium)	999	58,096
Cosco Capital, Inc. (Philippines)	137,900	22,175
Cosmos Pharmaceutical Corp. (Japan)	200	33,256
Costco Wholesale Corp.	5,326	839,271
CP ALL PCL (Thailand)	49,400	64,242
CVS Health Corp.	22,156	2,298,242
Delhaize Group (Belgium)	2,909	303,179
Distribuidora Internacional de Alimentacion SA (Spain)*	7,721	40,007
Dixy Group PJSC (Russia)*	1,100	4,953
E-MART, Inc. (South Korea)	1,296	199,019
Emperia Holding SA (Poland)	631	9,989
Empire Co. Ltd. (Canada) (Class A Stock)	9,400	162,849
Eurocash SA (Poland)	1,280	18,281
FamilyMart Co. Ltd. (Japan)	1,200	62,323
George Weston Ltd. (Canada)	1,800	161,158
Greggs PLC (United Kingdom)	22,259	347,300
Grupo Comercial Chedraui SA de CV (Mexico)	6,000	19,066
Heiwado Co. Ltd. (Japan)	4,300	89,237
ICA Gruppen AB (Sweden)	2,728	90,165
InRetail Peru Corp. (Peru), 144A*	975	16,429
J Sainsbury PLC (United Kingdom)(a)	78,128	309,596
Jeronimo Martins SGPS SA (Portugal)	4,574	74,771
Kato Sangyo Co. Ltd. (Japan)	1,600	39,555
Kesko OYJ (Finland) (Class B Stock)	2,001	88,296
Koninklijke Ahold NV (Netherlands)	15,098	339,122
Kroger Co. (The)	16,058	614,219
Kusuri No Aoki Co. Ltd. (Japan)	900	49,156
Lawson, Inc. (Japan)	800	66,969
Lenta Ltd. (Russia), GDR*	3,314	20,845
Loblaw Cos. Ltd. (Canada)	4,795	268,483
Magnit PJSC (Russia), GDR, RegS	4,035	161,207
Massmart Holdings Ltd. (South Africa)	1,413	12,109
Matahari Putra Prima Tbk PT (Indonesia)	25,800	3,149
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	9,600	502,039
Metro, Inc. (Canada)	5,800	201,230

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Ministop Co. Ltd. (Japan)	5,400	$98,299
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	35,554
Okuwa Co. Ltd. (Japan)	2,000	17,859
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	9,800	23,211
Pick’n Pay Holdings Ltd. (South Africa)	1,643	3,167
Pick’n Pay Stores Ltd. (South Africa)	685	3,255
President Chain Store Corp. (Taiwan)	7,000	50,979
Puregold Price Club, Inc. (Philippines)	29,600	23,400
Raia Drogasil SA (Brazil)	1,100	15,960
Robinsons Retail Holdings, Inc. (Philippines)	15,370	24,711
Seven & I Holdings Co. Ltd. (Japan)	18,100	771,199
Shanghai Bailian Group Co. Ltd. (China)	7,600	12,867
Shoprite Holdings Ltd. (South Africa)	4,300	50,473
Shufersal Ltd. (Israel)	35,550	119,428
Siam Makro PCL (Thailand)	20,500	19,812
Sligro Food Group NV (Netherlands)	2,702	105,650
SPAR Group Ltd. (The) (South Africa)	1,373	18,507
Sprouts Farmers Market, Inc.*(a)	2,321	67,402
Sugi Holdings Co. Ltd. (Japan)	900	47,483
Sun Art Retail Group Ltd. (Hong Kong)	78,500	55,663
Sundrug Co. Ltd. (Japan)	200	14,949
Sysco Corp.	7,320	342,064
Taiwan TEA Corp. (Taiwan)	73,000	33,655
Tesco PLC (United Kingdom)*	162,856	447,280
Tsuruha Holdings, Inc. (Japan)	500	49,177
United Natural Foods, Inc.*(a)	2,114	85,194
UNY Group Holdings Co. Ltd. (Japan)	22,800	160,496
Valor Holdings Co. Ltd. (Japan)	3,300	83,203
Walgreens Boots Alliance, Inc.	16,265	1,370,164
Wal-Mart de Mexico SAB de CV (Mexico)	48,800	115,524
Wal-Mart Stores, Inc.	38,326	2,624,948
Wesfarmers Ltd. (Australia)	19,148	607,771
Whole Foods Market, Inc.(a)	6,932	215,655
WM Morrison Supermarkets PLC (United Kingdom)(a)	109,789	312,664
Woolworths Ltd. (Australia)	18,177	307,641
X5 Retail Group NV (Russia), GDR, RegS*	2,169	45,985

		18,592,174

Food Products — 0.9%
AAK AB (Sweden)	821	65,167
AGV Products Corp. (Taiwan)*	49,000	12,302
Ajinomoto Co., Inc. (Japan)	10,000	225,469
Alicorp SAA (Peru)*	9,314	16,833
Archer-Daniels-Midland Co.	21,549	782,444
Associated British Foods PLC (United Kingdom)	4,790	229,812
Astral Foods Ltd. (South Africa)	1,089	8,175
Austevoll Seafood ASA (Norway)	12,237	100,421
AVI Ltd. (South Africa)	2,609	15,353
B&G Foods, Inc.(a)	1,835	63,876
Barry Callebaut AG (Switzerland)*	66	71,558
Biostime International Holdings Ltd. (China)	6,000	22,069
BRF SA (Brazil)	5,900	84,292
Bumitama Agri Ltd. (Indonesia)	7,600	5,244
Bunge Ltd.	6,576	372,662
Calbee, Inc. (Japan)	1,400	55,547
Cal-Maine Foods, Inc.	845	43,864
Campbell Soup Co.(a)	2,840	181,164
Changshouhua Food Co. Ltd. (China)	26,000	14,479

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Charoen Pokphand Enterprise (Taiwan)	19,480	$15,020
Charoen Pokphand Foods PCL (Thailand)	129,000	89,471
Cherkizovo Group PJSC (Russia), GDR	2,375	21,755
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)	102,000	38,407
China Mengniu Dairy Co. Ltd. (China)	112,000	178,367
China Modern Dairy Holdings Ltd. (China)	183,000	40,195
China Shengmu Organic Milk Ltd. (China), 144A*	100,000	20,757
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	149,600
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	16	99,137
CJ CheilJedang Corp. (South Korea)	436	132,626
Clover Industries Ltd. (South Africa)	7,599	8,859
ConAgra Foods, Inc.	6,285	280,437
Corbion NV (Netherlands)	9,964	236,358
CP Pokphand Co. Ltd. (Hong Kong)	290,000	30,359
Cranswick PLC (United Kingdom)	5,440	166,655
Daesang Corp. (South Korea)	2,986	75,828
Dairy Crest Group PLC (United Kingdom)	10,638	94,343
Danone SA (France)	9,747	691,573
Darling Ingredients, Inc.*	6,051	79,692
Dean Foods Co.	1,536	26,604
Devro PLC (United Kingdom)	9,795	41,395
Dydo Drinco, Inc. (Japan)	1,100	51,262
Eagle High Plantations Tbk PT (Indonesia)*	280,700	6,120
Ebro Foods SA (Spain)(a)	25,566	557,214
Flowers Foods, Inc.(a)	2,484	45,855
Fresh Del Monte Produce, Inc.	2,864	120,488
Fuji Oil Holdings, Inc. (Japan)	3,900	70,201
Fujicco Co. Ltd. (Japan)	6,300	131,527
General Mills, Inc.	7,105	450,102
Genting Plantations Bhd (Malaysia)	6,200	17,798
GFPT PCL (Thailand)	34,700	11,935
GrainCorp Ltd. (Australia) (Class A Stock)	8,048	46,456
Great Wall Enterprise Co. Ltd. (Taiwan)	36,900	23,838
Greencore Group PLC (Ireland)	20,178	108,485
Gruma SAB de CV (Mexico) (Class B Stock)	2,100	33,303
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)*	15,000	44,374
Grupo Herdez SAB de CV (Mexico)	4,800	10,591
Grupo Lala SAB de CV (Mexico)	7,700	20,929
Grupo Nutresa SA (Colombia)	6,805	57,470
Hain Celestial Group, Inc. (The)*	2,502	102,357
Hershey Co. (The)	1,816	167,235
HKScan OYJ (Finland) (Class A Stock)	29,565	109,337
Hokuto Corp. (Japan)	2,800	55,383
Hormel Foods Corp.(a)	4,622	199,855
House Foods Group, Inc. (Japan)	6,200	115,896
Illovo Sugar Ltd. (South Africa)	10,108	14,100
Imperial Pacific International Holdings Ltd. (Hong Kong)*	180,000	3,623
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	13,200	15,105
Indofood Sukses Makmur Tbk PT (Indonesia)	98,200	53,500
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	5,000	21,390

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ingredion, Inc.	1,829	$195,319
IOI Corp. Bhd (Malaysia)	42,800	50,154
J.M. Smucker Co. (The)	1,881	244,229
Japfa Ltd. (Singapore)*	15,700	6,931
JBS SA (Brazil)	9,800	29,817
J-Oil Mills, Inc. (Japan)	106,000	323,866
Kagome Co. Ltd. (Japan)	2,000	39,094
Kellogg Co.	3,414	261,342
Kerry Group PLC (Ireland) (Class A Stock)*	4,221	392,544
Kewpie Corp. (Japan)	3,500	79,220
KEY Coffee, Inc. (Japan)	8,800	145,839
Khon Kaen Sugar Industry PCL (Thailand)	200,112	23,891
Kikkoman Corp. (Japan)	1,000	32,827
Kraft Heinz Co. (The)	4,944	388,401
Kuala Lumpur Kepong Bhd (Malaysia)	7,100	43,667
Kulim Malaysia Bhd (Malaysia)*	20,200	20,089
La Doria SpA (Italy)	31,554	472,629
Leroy Seafood Group ASA (Norway)	12,953	611,509
Leyou Technologies Holdings Ltd. (China)*	90,000	10,351
Lien Hwa Industrial Corp. (Taiwan)	56,760	35,714
Lotte Confectionery Co. Ltd. (South Korea)	47	105,540
M Dias Branco SA (Brazil)	800	15,127
Malindo Feedmill Tbk PT (Indonesia)*	54,400	5,271
Marine Harvest ASA (Norway)*	6,925	106,616
McCormick & Co., Inc.(a)	1,292	128,528
Mead Johnson Nutrition Co.	938	79,702
Megmilk Snow Brand Co. Ltd. (Japan)	3,400	85,421
MEIJI Holdings Co. Ltd. (Japan)	1,900	152,682
Mitsui Sugar Co. Ltd. (Japan)	17,000	75,755
Mondelez International, Inc. (Class A Stock)	29,615	1,188,154
Namchow Chemical Industrial Co. Ltd. (Taiwan)	5,000	9,688
Nestle SA (Switzerland)	59,912	4,470,680
NH Foods Ltd. (Japan)	9,000	198,098
Nichirei Corp. (Japan)	11,000	89,309
Nippon Flour Mills Co. Ltd. (Japan)	10,000	82,126
Nisshin Oillio Group Ltd. (The) (Japan)	75,000	306,025
Nisshin Seifun Group, Inc. (Japan)	9,120	144,836
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	89,241
NongShim Co. Ltd. (South Korea)	181	63,346
Oceana Group Ltd. (South Africa)	936	7,925
O’Key Group SA (Russia), GDR, RegS	4,081	7,183
Orion Corp. (South Korea)	120	95,987
Orkla ASA (Norway)	15,015	135,807
Parmalat SpA (Italy)	22,262	61,567
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	17,855
Pinnacle Foods, Inc.	2,473	110,494
Pioneer Foods Group Ltd. (South Africa)	1,170	11,020
Post Holdings, Inc.*(a)	1,564	107,556
PPB Group Bhd (Malaysia)	18,300	78,302
QL Resources Bhd (Malaysia)	13,400	14,934
RCL Foods Ltd. (South Africa)	4,774	4,527
Rhodes Food Group Pty Ltd. (South Africa)	857	1,228
Rock Field Co. Ltd. (Japan)	2,600	79,083
Ros Agro PLC (Russia), GDR	1,051	17,709
Salmar ASA (Norway)	3,844	94,181
Sanderson Farms, Inc.(a)	698	62,946
Sao Martinho SA (Brazil)	1,200	15,969
Saputo, Inc. (Canada)	5,200	166,720

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Sawit Sumbermas Sarana Tbk PT (Indonesia)	23,000	$3,339
Shenguan Holdings Group Ltd. (China)	76,000	7,851
Showa Sangyo Co. Ltd. (Japan)	8,000	33,108
SLC Agricola SA (Brazil)	1,600	7,146
Snyder’s-Lance, Inc.	1,498	47,157
Standard Foods Corp. (Taiwan)	6,592	16,349
Suedzucker AG (Germany)	5,490	96,605
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	6,962
Taiyen Biotech Co. Ltd. (Taiwan)	15,000	13,425
Tat Gida Sanayi A/S (Turkey)*	1,726	3,632
Tate & Lyle PLC (United Kingdom)	14,263	118,212
Tenwow International Holdings Ltd. (China)	34,000	9,069
Thai Union Group PCL (Thailand) (Class F Stock)	72,400	43,012
Thai Vegetable Oil PCL (Thailand)	10,700	7,117
Tianyi Summi Holdings Ltd. (Hong Kong)*	80,000	10,637
Tiga Pilar Sejahtera Food Tbk (Indonesia)*	44,300	3,960
Tiger Brands Ltd. (South Africa)	2,227	48,985
Tingyi Cayman Islands Holding Corp. (China)	74,000	82,681
Tongaat Hulett Ltd. (South Africa)	3,789	26,804
Toyo Suisan Kaisha Ltd. (Japan)	1,900	68,203
TreeHouse Foods, Inc.*(a)	1,117	96,900
TSH Resources Bhd (Malaysia)	43,800	24,009
Ttet Union Corp. (Taiwan)	3,000	7,357
Tyson Foods, Inc. (Class A Stock)	8,531	568,676
Ulker Biskuvi Sanayi A/S (Turkey)	1,518	11,257
Uni-President China Holdings Ltd. (China)	47,000	37,609
Uni-President Enterprises Corp. (Taiwan)	101,708	178,606
United Plantations Bhd (Malaysia)	2,100	14,511
Universal Robina Corp. (Philippines)	10,090	47,508
Vanguarda Agro SA (Brazil)*	300	477
Vilmorin & Cie SA (France)	656	48,520
Viscofan SA (Spain)	1,312	78,436
Want Want China Holdings Ltd. (China)	168,000	124,573
Warabeya Nichiyo Co. Ltd. (Japan)	6,700	147,457
Wawel SA (Poland)	22	5,896
Wei Chuan Foods Corp. (Taiwan)*	23,000	14,145
WH Group Ltd. (Hong Kong), 144A*	311,500	225,280
Wilmar International Ltd. (Singapore)	110,900	276,546
Yakult Honsha Co. Ltd. (Japan)	2,000	88,484
Yamazaki Baking Co. Ltd. (Japan)	4,000	84,194
Yashili International Holdings Ltd. (China)	23,000	5,202

		22,188,366

Gas Utilities — 0.1%
AGL Resources, Inc.	3,027	197,179
APA Group (Australia)	18,820	126,931
Ascopiave SpA (Italy)	40,776	106,347
Atmos Energy Corp.(a)	1,601	118,890
Aygaz A/S (Turkey)	2,530	10,954
China Gas Holdings Ltd. (Hong Kong)	52,000	76,751
China Oil & Gas Group Ltd. (Hong Kong)*	298,000	18,066
China Resources Gas Group Ltd. (China)	18,000	51,409
E1 Corp. (South Korea)	1,146	65,136
Empresa de Energia de Bogota SA (Colombia)	33,443	20,675
Enagas SA (Spain)	4,385	131,615
Gas Natural SDG SA (Spain)	9,802	197,890
Gasco SA (Chile)	1,947	15,200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Hong Kong & China Gas Co. Ltd. (Hong Kong)	121,638	$227,386
Infraestructura Energetica Nova SAB de CV (Mexico)	4,000	16,253
Korea District Heating Corp. (South Korea)	772	48,071
Korea Gas Corp. (South Korea)	3,968	133,245
Laclede Group, Inc. (The)	1,106	74,932
National Fuel Gas Co.	1,819	91,041
New Jersey Resources Corp.(a)	2,290	83,425
Northwest Natural Gas Co.	1,611	86,752
ONE Gas, Inc.(a)	1,249	76,314
Osaka Gas Co. Ltd. (Japan)	68,000	261,021
Petronas Gas Bhd (Malaysia)	4,500	25,369
Piedmont Natural Gas Co., Inc.	1,522	91,061
Questar Corp.	65	1,612
Rubis SCA (France)	1,817	145,758
Samchully Co. Ltd. (South Korea)	728	66,880
Snam SpA (Italy)	26,672	166,914
Southwest Gas Corp.	1,408	92,717
Toho Gas Co. Ltd. (Japan)	14,000	99,371
Tokyo Gas Co. Ltd. (Japan)	60,000	279,687
UGI Corp.	1,244	50,121

		3,254,973

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	19,578	818,948
ABIOMED, Inc.*	420	39,820
Ansell Ltd. (Australia)	5,906	78,062
Apex Biotechnology Corp. (Taiwan)	4,000	5,798
Baxter International, Inc.	7,616	312,865
Becton, Dickinson and Co.	2,277	345,694
Biosensors International Group Ltd. (Singapore)*	94,000	57,542
Boston Scientific Corp.*	17,812	335,044
C.R. Bard, Inc.	888	179,971
Cochlear Ltd. (Australia)	814	63,669
Coloplast A/S (Denmark) (Class B Stock)	1,279	96,786
Cooper Cos., Inc. (The)	1,049	161,515
DENTSPLY SIRONA, Inc.	3,112	191,793
DiaSorin SpA (Italy)	1,071	61,845
Edwards Lifesciences Corp.*	1,626	143,429
Elekta AB (Sweden) (Class B Stock)	7,565	56,464
Essilor International SA (France)	2,086	257,029
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,637	58,439
Getinge AB (Sweden) (Class B Stock)(a)	4,118	94,732
Ginko International Co. Ltd. (Taiwan)	1,000	9,975
GN Store Nord A/S (Denmark)(a)	5,013	104,664
Haemonetics Corp.*	1,817	63,559
Halyard Health, Inc.*	1,283	36,861
Hartalega Holdings Bhd (Malaysia)	11,700	14,544
Hill-Rom Holdings, Inc.	1,835	92,301
Hogy Medical Co. Ltd. (Japan)	900	48,297
Hologic, Inc.*	3,738	128,961
Hoya Corp. (Japan)	7,600	288,881
IDEXX Laboratories, Inc.*	718	56,234
Intai Technology Corp. (Taiwan)	1,000	5,173
Integra Lifesciences Holdings Corp.*	718	48,364
Intuitive Surgical, Inc.*	360	216,378
Kossan Rubber Industries (Malaysia)	6,100	9,459
LivaNova PLC*	1,162	62,725

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	1,599	$66,902
Medicalgorithmics SA (Poland)	94	7,200
Medtronic PLC	23,162	1,737,150
Microport Scientific Corp. (China)*	8,000	3,488
Newtree Group Holdings Ltd. (Macau)*	18,000	883
Nihon Kohden Corp. (Japan)	2,800	69,563
Nipro Corp. (Japan)	10,900	103,453
Olympus Corp. (Japan)	4,400	170,826
Pacific Hospital Supply Co. Ltd. (Taiwan)	3,000	7,585
Paramount Bed Holdings Co. Ltd. (Japan)	800	29,225
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*	4,000	8,684
ResMed, Inc.	2,273	131,425
SeaSpine Holdings Corp.*	239	3,499
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	140,000	89,286
Smith & Nephew PLC (United Kingdom)	14,073	231,539
Sonova Holding AG (Switzerland)	744	94,953
St. Jude Medical, Inc.	5,449	299,695
St. Shine Optical Co. Ltd. (Taiwan)	1,000	20,390
STERIS PLC	1,704	121,069
STRATEC Biomedical AG (Germany)	754	36,563
Stryker Corp.	3,565	382,489
Supermax Corp. Bhd (Malaysia)	19,600	12,964
Symmetry Surgical, Inc.*	623	6,143
Sysmex Corp. (Japan)	1,600	100,025
TaiDoc Technology Corp. (Taiwan)	2,000	6,866
Teleflex, Inc.(a)	639	100,329
Terumo Corp. (Japan)	6,300	225,458
Top Glove Corp. Bhd (Malaysia)	11,300	14,538
Varian Medical Systems, Inc.*	1,693	135,474
West Pharmaceutical Services, Inc.(a)	1,828	126,717
William Demant Holding A/S (Denmark)*	723	72,619
Zimmer Biomet Holdings, Inc.(g)	3,637	387,813

		9,350,634

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	1,378	75,942
Aetna, Inc.	6,405	719,602
Air Methods Corp.*(a)	1,358	49,187
Alfresa Holdings Corp. (Japan)	7,900	151,616
AmerisourceBergen Corp.	2,380	205,989
Amsurg Corp.*	1,376	102,650
Anthem, Inc.	7,353	1,021,993
Australian Pharmaceutical Industries Ltd. (Australia)	209,760	313,822
Bangkok Chain Hospital PCL (Thailand)	23,400	7,250
Bangkok Dusit Medical Services PCL (Thailand)	54,600	36,007
Banmedica SA (Chile)	6,618	11,065
BML, Inc. (Japan)	1,600	61,939
Bumrungrad Hospital PCL (Thailand)	3,600	21,694
Cardinal Health, Inc.	4,858	398,113
Centene Corp.*(a)	2,478	152,570
CHC Healthcare Group (Taiwan)	5,000	8,494
Chemed Corp.	435	58,921
China Jiuhao Health Industry Corp. Ltd. (China)	40,000	5,053
China National Accord Medicines Corp. Ltd. (China)	600	3,125

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
China NT Pharma Group Co. Ltd. (Hong Kong)*	18,500	$5,166
Chularat Hospital PCL (Thailand)	74,700	5,691
CIGNA Corp.	4,321	593,014
DaVita HealthCare Partners, Inc.*	3,436	252,134
Envision Healthcare Holdings, Inc.*	3,544	72,298
Excelsior Medical Co. Ltd. (Taiwan)	9,000	14,054
Express Scripts Holding Co.*(a)	14,373	987,281
Fagron (Belgium)	18,800	123,642
Fleury SA (Brazil)	1,300	7,773
Fresenius Medical Care AG & Co. KGaA (Germany)	4,231	373,285
Fresenius SE & Co. KGaA (Germany)	5,941	433,055
Golden Meditech Holdings Ltd. (Hong Kong)	148,686	20,333
HealthSouth Corp.	1,789	67,320
Henry Schein, Inc.*	852	147,081
Humana, Inc.	2,213	404,868
IHH Healthcare Bhd (Malaysia)	37,900	63,725
KPJ Healthcare Bhd (Malaysia)	9,650	10,561
Laboratory Corp. of America Holdings*	2,010	235,431
Life Healthcare Group Holdings Ltd. (South Africa)	5,575	13,456
LifePoint Health, Inc.*	1,323	91,618
Magellan Health, Inc.*	1,182	80,293
McKesson Corp.	4,397	691,428
Mediclinic International PLC (South Africa)*	3,999	51,400
Medipal Holdings Corp. (Japan)	7,000	110,724
MEDNAX, Inc.*	2,039	131,760
Miraca Holdings, Inc. (Japan)	1,800	73,894
Molina Healthcare, Inc.*(a)	842	54,301
Netcare Ltd. (South Africa)	10,658	26,043
Neuca SA (Poland)	64	5,355
Nichii Gakkan Co. (Japan)	3,800	26,279
Odontoprev SA (Brazil)	2,200	6,987
Oriola-KD OYJ (Finland)	30,662	151,075
Orpea (France)	1,483	123,355
Owens & Minor, Inc.(a)	543	21,948
Patterson Cos., Inc.	1,432	66,631
Primary Health Care Ltd. (Australia)	31,194	89,364
Qualicorp SA (Brazil)	2,800	11,603
Quest Diagnostics, Inc.(a)	3,261	232,998
Ramsay Health Care Ltd. (Australia)	1,561	73,293
Rhoen-Klinikum AG (Germany)	2,594	80,693
Ryman Healthcare Ltd. (New Zealand)	20,049	115,690
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	24,900	49,234
Ship Healthcare Holdings, Inc. (Japan)	2,800	70,495
Sienna Sr. Living, Inc. (Canada)	5,800	74,177
Siloam International Hospitals Tbk PT (Indonesia)	700	385
Sinopharm Group Co. Ltd. (China) (Class H Stock)	60,800	274,770
Sonic Healthcare Ltd. (Australia)	9,513	136,433
Summerset Group Holdings Ltd. (New Zealand)	15,544	47,577
Suzuken Co. Ltd. (Japan)	3,850	130,674
Team Health Holdings, Inc.*(a)	1,328	55,524
Toho Holdings Co. Ltd. (Japan)	4,300	91,903
UnitedHealth Group, Inc.	15,435	1,989,572
Universal Health International Group Holding Ltd. (China)	91,000	9,988

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	1,828	$227,988
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Hong Kong), 144A*	30,500	23,652
VCA, Inc.*	1,897	109,438
Vibhavadi Medical Center PCL (Thailand)	105,000	8,118
WellCare Health Plans, Inc.*(a)	934	86,629

		12,938,489

Health Care Technology
AGFA-Gevaert NV (Belgium)*	10,329	45,951
Allscripts Healthcare Solutions, Inc.*	3,375	44,584
Cegedim SA (France)*	268	7,776
Cerner Corp.*	3,599	190,603
HMS Holdings Corp.*	1,300	18,655
Quality Systems, Inc.	803	12,238

		319,807

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	5,100	47,876
Ajisen China Holdings Ltd. (Hong Kong)	39,000	14,490
Alsea SAB de CV (Mexico)	5,600	21,020
Ambassador Hotel (The) (Taiwan)	13,000	10,745
AmRest Holdings SE (Poland)*	436	24,422
Aramark	3,329	110,256
Aristocrat Leisure Ltd. (Australia)	8,326	65,680
Autogrill SpA (Italy)*	8,835	73,443
Berjaya Sports Toto Bhd (Malaysia)	10,377	8,405
Betsson AB (Sweden)*	4,982	77,198
BJ’s Restaurants, Inc.*	851	35,376
Bloomin’ Brands, Inc.	2,635	44,452
Bob Evans Farms, Inc.	1,195	55,795
Carnival Corp.	14,527	766,590
Carnival PLC	6,825	367,785
Carnival PLC, ADR	6,094	330,843
Central Plaza Hotel PCL (Thailand)	8,200	9,964
Cheesecake Factory, Inc. (The)(a)	1,295	68,752
China Lodging Group Ltd. (China), ADR	700	26,747
China Star Entertainment Ltd. (Hong Kong)*	40,000	3,050
Chipotle Mexican Grill, Inc.*(a)	284	133,755
City Lodge Hotels Ltd. (South Africa)	950	9,459
Compass Group PLC (United Kingdom)	23,676	417,368
Cracker Barrel Old Country Store, Inc.(a)	426	65,037
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	700	3,263
Darden Restaurants, Inc.	2,068	137,108
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	40,359
Dubai Parks & Resorts PJSC (United Arab Emirates)*	286,207	101,264
Dunkin’ Brands Group, Inc.(a)	1,205	56,840
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	10,994
Erawan Group PCL (The) (Thailand)	36,400	4,573
Famous Brands Ltd. (South Africa)	1,229	9,731
Formosa International Hotels Corp. (Taiwan)	2,000	12,054
Genting Malaysia Bhd (Malaysia)	83,700	97,377
Gourmet Master Co. Ltd. (Taiwan)	2,000	15,964
Greene King PLC (United Kingdom)	13,826	172,833
HIS Co. Ltd. (Japan)	1,300	36,252
Holiday Entertainment Co. Ltd. (Taiwan)	3,000	5,231

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Homeinns Hotel Group (China), ADR*	400	$14,260
Hoteles City Express SAB de CV (Mexico)*	8,900	10,947
Huangshan Tourism Development Co. Ltd. (China)	1,600	3,224
International Game Technology PLC	4,432	80,884
International Meal Co. Alimentacao SA (Brazil)*	1,500	1,827
Interval Leisure Group, Inc.	4,116	59,435
Jack in the Box, Inc.	1,179	75,303
Jinmao Investments and Jinmao China Investments Holdings Ltd. (China)	12,500	7,106
Jollibee Foods Corp. (Philippines)	4,730	23,314
Kangwon Land, Inc. (South Korea)	3,070	109,747
Kappa Create Co. Ltd. (Japan)	8,200	89,550
Kuoni Reisen Holding AG (Switzerland)*	368	138,115
Kura Corp. (Japan)	700	33,779
Ladbrokes PLC (United Kingdom)	25,434	42,528
Leofoo Development Co. Ltd. (Taiwan)	42,000	13,108
Magnum Bhd (Malaysia)	29,500	18,676
Major Cineplex Group PCL (Thailand)	12,300	10,576
Marriott Vacations Worldwide Corp.	1,456	98,280
Matsuya Foods Co. Ltd. (Japan)	6,300	155,406
McDonald’s Corp.	10,117	1,271,505
Melia Hotels International SA (Spain)	7,778	91,319
Minor International PCL (Thailand)	34,750	36,375
Mk Restaurants Group Pcl (Thailand)	9,500	14,380
NET Holding A/S (Turkey)*	11,913	13,022
Oriental Land Co. Ltd. (Japan)	2,100	148,679
OUE Ltd. (Singapore)	64,400	80,479
Panera Bread Co. (Class A Stock)*	334	68,413
Papa John’s International, Inc.	1,254	67,954
Plenus Co. Ltd. (Japan)	3,000	54,085
Rank Group PLC (United Kingdom)	15,672	57,034
Resorttrust, Inc. (Japan)	2,900	65,050
Restaurant Group PLC (The) (United Kingdom)	5,665	31,888
REXLot Holdings Ltd. (Hong Kong)^	675,000	—
Rezidor Hotel Group AB (Belgium)	11,644	55,077
Round One Corp. (Japan)	42,300	238,374
Saizeriya Co. Ltd. (Japan)	2,300	47,279
Shanghai Jinjiang International Travel Co. Ltd. (China)	4,300	18,868
Shangri-La Asia Ltd. (Hong Kong)	150,000	171,427
Six Flags Entertainment Corp.	1,294	71,804
SkiStar AB (Sweden)	6,837	98,114
Sodexo SA (France)	2,695	290,048
Spur Corp. Ltd. (South Africa)	4,777	9,116
St Marc Holdings Co. Ltd. (Japan)	6,300	173,703
Star Entertainment Grp Ltd. (The) (Australia)	20,447	88,926
Starbucks Corp.	11,056	660,043
Sun International Ltd. (South Africa)	2,512	11,676
Tatts Group Ltd. (Australia)	41,052	118,938
Texas Roadhouse, Inc.	1,589	69,249
Tokyo Dome Corp. (Japan)	9,000	40,763
Tokyotokeiba Co. Ltd. (Japan)	27,000	54,145
Travellers International Hotel Group, Inc. (Philippines)	50,000	4,072
Tsogo Sun Holdings Ltd. (South Africa)	18,634	29,783
TUI AG (Germany)	11,125	172,089
WATAMI Co. Ltd. (Japan)	2,900	25,756

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wendy’s Co. (The)	6,149	$66,963
Whitbread PLC (United Kingdom)	2,685	152,417
William Hill PLC (United Kingdom)	20,787	97,256
Wowprime Corp. (Taiwan)*	2,030	8,803
Wyndham Worldwide Corp.	1,775	135,663
Yum! Brands, Inc.	3,006	246,041
Zeal Network SE (Germany)	2,889	136,184
Zensho Holdings Co. Ltd. (Japan)	4,400	52,663

		9,823,839

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)*	29,994	18,739
Amica Wronki SA (Poland)	277	12,840
AmTRAN Technology Co. Ltd. (Taiwan)*	54,000	31,441
Arcelik A/S (Turkey)	4,878	33,166
Basso Industry Corp. (Taiwan)*	3,600	7,685
Bellway PLC (United Kingdom)	16,752	630,144
Berkeley Group Holdings PLC (United Kingdom)	5,411	249,494
Bovis Homes Group PLC (United Kingdom)	18,920	252,603
Casio Computer Co. Ltd. (Japan)	7,900	159,326
Consorcio ARA SAB de CV (Mexico)	39,600	14,830
Coway Co. Ltd. (South Korea)	1,038	87,428
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	7,000	20,188
De’Longhi (Italy)	3,307	75,169
Direcional Engenharia SA (Brazil)	2,300	3,755
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	38,090
Duni AB (Sweden)	6,060	100,586
Electrolux AB (Sweden) (Class B Stock)	4,894	128,516
Fabryki Mebli Forte SA (Poland)	695	10,710
Forbo Holding AG (Switzerland)*	225	272,323
Funai Electric Co. Ltd. (Japan)*	5,600	49,086
Garmin Ltd.(a)	2,667	106,573
GUD Holdings Ltd. (Australia)	10,585	56,371
Haier Electronics Group Co. Ltd. (Hong Kong)	44,000	76,711
Helbor Empreendimentos SA (Brazil)	3,800	1,638
Helen of Troy Ltd.*	1,174	121,732
Husqvarna AB (Sweden) (Class B Stock)	10,815	78,975
Jarden Corp.*	3,065	180,682
Kinpo Electronics (Taiwan)*	81,000	26,642
Leggett & Platt, Inc.	2,261	109,432
LG Electronics, Inc. (South Korea)	6,111	329,439
Metall Zug AG (Switzerland) (Class B Stock)	39	112,512
Misawa Homes Co. Ltd. (Japan)	4,500	29,783
Nikon Corp. (Japan)(a)	16,100	246,187
NVR, Inc.*	74	128,198
PanaHome Corp. (Japan)	7,000	52,488
Panasonic Corp. (Japan)	66,300	600,464
Rinnai Corp. (Japan)	900	79,505
Sampo Corp. (Taiwan)	50,000	20,900
Sangetsu Co. Ltd. (Japan)	3,400	61,531
SEB SA (France)	983	101,880
Sekisui Chemical Co. Ltd. (Japan)	18,000	221,597
Sekisui House Ltd. (Japan)	23,900	403,231
Steinhoff International Holdings NV (Netherlands)	64,930	425,448
Sumitomo Forestry Co. Ltd. (Japan)	13,300	152,676
Taiwan Sakura Corp. (Taiwan)	17,000	10,273

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Tamron Co. Ltd. (Japan)	11,100	$181,790
Tatung Co. Ltd. (Taiwan)*	232,000	38,705
Token Corp. (Japan)	540	44,081
TopBuild Corp.*	2,526	75,123
Tsann Kuen China Enterprise Co. Ltd. (China)	3,300	3,800
Tupperware Brands Corp.	1,179	68,358
Welling Holding Ltd. (China)	74,000	11,928
Wuxi Little Swan Co. Ltd. (China)	10,000	26,551
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	13,860

		6,395,183

Household Products — 0.2%
Church & Dwight Co., Inc.	1,790	165,002
Clorox Co. (The)	650	81,939
Colgate-Palmolive Co.	2,400	169,560
Earth Chemical Co. Ltd. (Japan)	1,500	60,530
Henkel AG & Co. KGaA (Germany)	2,102	206,116
HRG Group, Inc.*	4,000	55,720
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	10,000	24,159
LG Household & Health Care Ltd. (South Korea)	128	105,838
Pigeon Corp. (Japan)	2,100	54,720
Procter & Gamble Co. (The)	48,107	3,959,687
PZ Cussons PLC (United Kingdom)	13,379	58,008
Reckitt Benckiser Group PLC (United Kingdom)	7,496	723,037
Spectrum Brands Holdings, Inc.(a)	569	62,180
Svenska Cellulosa AB (Sweden) (Class B Stock)	12,360	385,518
Unicharm Corp. (Japan)	4,800	104,474
Unilever Indonesia Tbk PT (Indonesia)	2,300	7,441
Vinda International Holdings Ltd. (Hong Kong)	8,000	13,366

		6,237,295

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	31,300	29,881
AES Corp.	11,909	140,526
AES Gener SA (Chile)	51,394	25,973
AES Tiete Energia SA (Brazil), UTS	1,100	4,736
Calpine Corp.*(a)	6,507	98,711
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	187,000	21,229
China Power International Development Ltd. (China)	176,000	91,168
China Resources Power Holdings Co. Ltd. (China)	126,000	235,550
Colbun SA (Chile)	183,292	51,067
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	86,000	26,522
EDP Renovaveis SA (Spain)	10,208	77,814
Electric Power Development Co. Ltd. (Japan)	6,800	212,132
Electricity Generating PCL (Thailand)	9,400	47,695
Empresa Nacional de Electricidad SA (Chile)	15,813	21,996
Empresa Nacional de Electricidad SA (Chile), ADR	1,068	44,439

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Global Power Synergy Co. Ltd. (Thailand) (Class F Stock)	9,700	$7,238
Glow Energy PCL (Thailand)	14,200	37,135
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	30,420	17,963
Huadian Energy Co. Ltd. (China)*	36,600	19,142
Huaneng Power International, Inc. (China) (Class H Stock)	158,000	141,667
NRG Energy, Inc.	13,328	173,397
Ratchaburi Electricity Generating Holding PCL (Thailand)	19,800	28,563
Renewables Infrastructure Group Ltd. (The) (Guernsey)	169,993	249,035
SPCG PCL (Thailand)	14,600	8,674
Taiwan Cogeneration Corp. (Taiwan)	22,000	16,504
Talen Energy Corp.*	2,106	18,954
Tractebel Energia SA (Brazil)	2,200	22,394

		1,870,105

Industrial Conglomerates — 0.7%
3M Co.	8,438	1,406,024
Aboitiz Equity Ventures, Inc. (Philippines)	44,320	62,568
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)	9,825	3,068
Antarchile SA (Chile)	7,356	74,449
Beijing Enterprises Holdings Ltd. (China)	30,000	164,286
Berjaya Corp. Bhd (Malaysia)	65,600	6,805
Berli Jucker PCL (Thailand), NVDR	9,100	9,382
Bidvest Group Ltd. (The) (South Africa)	2,196	55,418
Boustead Holdings Bhd (Malaysia)	22,000	22,161
Carlisle Cos., Inc.	1,552	154,424
CITIC Ltd. (China)	440,000	669,453
CJ Corp. (South Korea)	474	81,044
CK Hutchison Holdings Ltd. (Hong Kong)	104,000	1,351,172
Daetwyler Holding AG (Switzerland)	137	20,411
Danaher Corp.	10,669	1,012,061
DCC PLC (United Kingdom)	4,786	422,090
DMCI Holdings, Inc. (Philippines)	137,350	39,976
Dogan Sirketler Grubu Holding A/S (Turkey)*	41,469	7,947
Enka Insaat ve Sanayi A/S (Turkey)	23,491	40,724
Far Eastern New Century Corp. (Taiwan)	212,680	173,695
General Electric Co.	179,819	5,716,446
Grupo KUO SAB De CV (Mexico)	6,700	12,194
HAP Seng Consolidated Bhd (Malaysia)	10,800	20,844
Hopewell Holdings Ltd. (Hong Kong)	54,000	174,370
Hosken Consolidated Investments Ltd. (South Africa)	1,545	11,771
Indus Holding AG (Germany)	2,041	100,508
Industries Qatar QSC (Qatar)	1,457	43,326
Jardine Matheson Holdings Ltd. (Hong Kong)	8,018	457,667
Jardine Strategic Holdings Ltd. (Hong Kong)	7,632	227,815
JG Summit Holdings, Inc. (Philippines)	52,640	90,742
KAP Industrial Holdings Ltd. (South Africa)	29,230	12,750
KOC Holding A/S (Turkey)	11,880	60,344
Koninklijke Philips NV (Netherlands)	23,749	676,452
Mannai Corp. QSC (Qatar)	353	8,918
NWS Holdings Ltd. (Hong Kong)	120,000	191,368
Quinenco SA (Chile)	20,801	38,193
Reunert Ltd. (South Africa)	3,054	14,331

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	1,685	$307,967
San Miguel Corp. (Philippines)	66,430	111,093
Shanghai Industrial Holdings Ltd. (China)	31,000	73,110
Shun Tak Holdings Ltd. (Hong Kong)	388,000	128,484
Siemens AG (Germany)	22,610	2,391,255
Sigdo Koppers SA (Chile)	3,244	4,286
Sime Darby Bhd (Malaysia)	68,200	139,021
SK Holdings Co. Ltd. (South Korea)	584	113,976
SM Investments Corp. (Philippines)	5,410	111,509
Smiths Group PLC (United Kingdom)	8,875	136,854
Toshiba Corp. (Japan)*	98,000	190,550
Yazicilar Holding A/S (Turkey) (Class A Stock)	3,133	14,703

		17,358,005

Insurance — 1.1%
Admiral Group PLC (United Kingdom)	4,300	122,167
Aflac, Inc.	11,555	729,583
AIA Group Ltd. (Hong Kong)	244,400	1,389,175
Alleghany Corp.*	680	337,416
Allianz SE (Germany)	15,669	2,544,731
Allied World Assurance Co. Holdings AG	3,839	134,135
Allstate Corp. (The)	12,309	829,257
American Financial Group, Inc.	2,763	194,432
Amtrust Financial Services, Inc.	2,600	67,288
AON PLC	3,641	380,302
Arch Capital Group Ltd.*	3,618	257,240
Argo Group International Holdings Ltd.	1,574	90,332
Arthur J Gallagher & Co.	2,623	116,671
Aspen Insurance Holdings Ltd. (Bermuda)	3,094	147,584
Assicurazioni Generali SpA (Italy)	57,551	851,933
Assurant, Inc.	2,315	178,602
Axis Capital Holdings Ltd.	5,270	292,274
BB Seguridade Participacoes SA (Brazil)	5,200	42,807
Beazley PLC (United Kingdom)	125,641	647,403
Brasil Insurance Participacoes e Administracao SA (Brazil)	100	617
Brown & Brown, Inc.	3,304	118,283
China Reinsurance (Group) Corp. (China) (Class H Stock)*	600,000	160,880
Chubb Ltd. (Switzerland)	8,715	1,038,392
Cincinnati Financial Corp.	2,804	183,269
CNinsure, Inc. (China), ADR*	2,200	17,644
Coface SA (France)*	29,221	240,961
Dongbu Insurance Co. Ltd. (South Korea)	2,080	138,337
Endurance Specialty Holdings Ltd.	2,698	176,287
esure Group PLC (United Kingdom)	4,244	16,671
Euler Hermes Group (France)	979	88,719
Everest Re Group Ltd.	1,625	320,824
Fairfax Financial Holdings Ltd. (Canada)	600	335,894
First American Financial Corp.	2,560	97,562
FNF Group	6,666	225,977
Gjensidige Forsikring ASA (Norway)*	4,521	77,018
Great Eastern Holdings Ltd. (Singapore)	2,000	33,372
Great-West Lifeco, Inc. (Canada)	6,700	184,376
Grupo Catalana Occidente SA (Spain)	4,011	113,691
Hannover Rueck SE (Germany)	2,315	269,055
Hanover Insurance Group, Inc. (The)	2,330	210,213
Hanwha Life Insurance Co. Ltd. (South Korea)	28,189	165,217
Hiscox Ltd. (United Kingdom)	46,180	641,719

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	$125,365
Insurance Australia Group Ltd. (Australia)	58,912	251,607
Intact Financial Corp. (Canada)	2,700	189,036
Japan Post Holdings Co. Ltd. (Japan)	8,800	117,712
KB Insurance Co. Ltd. (South Korea)	4,447	132,533
Kemper Corp.	2,112	62,452
Korean Reinsurance Co. (South Korea)	8,170	99,724
Lancashire Holdings Ltd. (United Kingdom)	25,488	201,516
Liberty Holdings Ltd. (South Africa)	2,259	22,121
Loews Corp.	14,077	538,586
Long Bon International Co. Ltd. (Taiwan)	13,000	7,622
Mapfre SA (Spain)	87,841	189,051
Markel Corp.*	316	281,736
Marsh & McLennan Cos., Inc.	5,315	323,099
Mercuries & Associates Holding Ltd. (Taiwan)	29,000	18,688
Mercuries Life Insurance Co. Ltd. (Taiwan)	59,372	29,147
Mercury General Corp.	2,084	115,662
MMI Holdings Ltd. (South Africa)	19,473	32,753
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	6,023	1,222,336
NN Group NV (Netherlands)	5,973	194,987
Old Republic International Corp.	7,075	129,331
Panin Financial Tbk PT (Indonesia)*	805,300	10,138
Porto Seguro SA (Brazil)	1,600	12,095
Poste Italiane SpA (Italy), 144A*(g)	19,533	147,675
Power Corp. of Canada (Canada)	13,500	311,423
Power Financial Corp. (Canada)	6,200	155,006
Powszechny Zaklad Ubezpieczen SA (Poland)	14,307	136,156
Primerica, Inc.(a)	2,483	110,568
ProAssurance Corp.	3,541	179,175
Progressive Corp. (The)	8,949	314,468
Qualitas Controladora SAB de CV (Mexico)*	1,800	2,104
Rand Merchant Investment Holdings Ltd. (South Africa)	8,834	24,860
Reinsurance Group of America, Inc.	2,367	227,824
RenaissanceRe Holdings Ltd. (Bermuda)	1,399	167,642
RSA Insurance Group PLC (United Kingdom)	27,509	187,471
Sampo OYJ (Finland) (Class A Stock)	10,331	489,323
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,265	326,707
Samsung Life Insurance Co. Ltd. (South Korea)	4,354	447,921
Santam Ltd. (South Africa)	101	1,606
SCOR SE (France)	6,797	239,635
Shin Kong Financial Holding Co. Ltd. (Taiwan)	790,727	158,735
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	22,929
Societa Cattolica di Assicurazioni Scrl (Italy)	9,791	66,737
Sony Financial Holdings, Inc. (Japan)	5,900	75,441
Stewart Information Services Corp.	1,044	37,876
Sul America SA (Brazil), UTS	2,700	12,037
Swiss Re AG (Switzerland)	10,211	942,880
Syarikat Takaful Malaysia Bhd (Malaysia)	2,100	2,185
Talanx AG (Germany)	2,031	69,214
Thai Reinsurance PCL (Thailand)*	111,400	8,993
Third Point Reinsurance Ltd. (Bermuda)*	3,991	45,378
Tokio Marine Holdings, Inc. (Japan)	11,800	398,698

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Topdanmark A/S (Denmark)*	5,550	$141,009
Torchmark Corp.	2,406	130,309
Travelers Cos., Inc. (The)	8,504	992,502
Tryg A/S (Denmark)	8,078	156,444
Unipol Gruppo Finanziario SpA (Italy)	38,304	154,776
UnipolSai SpA (Italy)	41,538	95,932
Unum Group	10,442	322,867
Validus Holdings Ltd.	3,384	159,691
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,763	58,364
W.R. Berkley Corp.	3,014	169,387
Willis Towers Watson PLC (United Kingdom)(a)	2,090	247,999
XL Group PLC (Ireland)	7,996	294,253

		26,749,807

Internet & Catalog Retail
ASKUL Corp. (Japan)	900	36,617
Ctrip.com International Ltd. (China), ADR*(a)	1,600	70,816
Home Retail Group PLC (United Kingdom)	53,823	128,077
HSN, Inc.	631	33,008
JD.com, Inc. (China), ADR*(a)	7,100	188,150
Lands’ End, Inc.*	1,232	31,428
Liberty Interactive Corp. QVC Group (Class A Stock)*	10,049	253,737
momo.com, Inc. (Taiwan)*	1,000	6,652
Rakuten, Inc. (Japan)	1,900	18,341
Takkt AG (Germany)	4,701	90,296
Vipshop Holdings Ltd. (China), ADR*	5,100	65,688

		922,810

Internet Software & Services — 0.3%
Addcn Technology Co. Ltd. (Taiwan)	1,000	8,077
Alibaba Group Holding Ltd. (China), ADR*(a)	16,700	1,319,801
Alphabet, Inc. (Class A Stock)*	1,525	1,163,423
Alphabet, Inc. (Class C Stock)*	1,491	1,110,720
Autohome, Inc. (China), ADR*	1,100	30,734
Baidu, Inc. (China), ADR*	3,700	706,256
Bankrate, Inc.*	2,194	20,119
Bitauto Holdings Ltd. (China), ADR*	900	22,311
Blucora, Inc.*	1,983	10,232
carsales.com Ltd. (Australia)	6,253	56,295
Cimpress NV (Netherlands)*	910	82,528
Criteo SA (France), ADR*	1,093	45,272
eBay, Inc.*	24,849	592,897
Gree, Inc. (Japan)	42,200	231,486
GrubHub, Inc.*	1,594	40,057
IAC/InterActiveCorp	1,421	66,901
j2 Global, Inc.(a)	685	42,182
Jiayuan.com International Ltd. (China), ADR*	600	4,470
Kakaku.com, Inc. (Japan)	2,600	48,207
Liquidity Services, Inc.*	762	3,947
Moneysupermarket.com Group PLC (United Kingdom)	84,279	384,121
NAVER Corp. (South Korea)	375	208,976
NetEase, Inc. (China), ADR	1,700	244,086
NIC, Inc.	1,542	27,802
Renren, Inc. (China), ADR*	6,100	19,947

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
SINA Corp. (China)*	1,800	$85,266
Sohu.com, Inc. (China)*	600	29,724
Tencent Holdings Ltd. (China)	54,800	1,120,351
WebMD Health Corp.*	680	42,588
Yahoo! Japan Corp. (Japan)(a)	22,500	95,765
Yandex NV (Russia) (Class A Stock)*	2,100	32,172
YY, Inc. (China), ADR*	1,300	80,067
Zillow Group, Inc. (Class C Stock)*	2,111	50,094

		8,026,874

IT Services — 0.5%
Accenture PLC (Class A Stock)	6,508	751,023
AGTech Holdings Ltd. (Hong Kong)*	36,000	8,874
Alliance Data Systems Corp.*	916	201,520
Amadeus IT Holding SA (Spain) (Class A Stock)	6,491	277,581
Amdocs Ltd.	2,807	169,599
Atea ASA (Norway)	44,057	420,227
Atos SE (France)	2,778	225,626
Automatic Data Processing, Inc.(a)	3,505	314,434
Bechtle AG (Germany)	570	58,745
Blackhawk Network Holdings, Inc.*	965	33,099
Booz Allen Hamilton Holding Corp.	1,898	57,471
Broadridge Financial Solutions, Inc.	1,960	116,248
CACI International, Inc. (Class A Stock)*	665	70,956
Cap Gemini SA (France)	3,380	317,060
Cardtronics, Inc.*	1,103	39,697
CGI Group, Inc. (Canada) (Class A Stock)*	6,300	301,090
Cielo SA (Brazil)	4,820	46,784
Computershare Ltd. (Australia)	10,602	79,351
Convergys Corp.(a)	3,879	107,720
CoreLogic, Inc.*	1,618	56,145
CSRA, Inc.	2,773	74,594
DH Corp. (Canada)	3,300	98,155
DST Systems, Inc.	709	79,954
DTS Corp. (Japan)	17,800	340,248
Engineering SpA (Italy)	4,991	371,814
EOH Holdings Ltd. (South Africa)	783	7,817
ExlService Holdings, Inc.*	797	41,285
Fidelity National Information Services, Inc.	4,218	267,042
Fiserv, Inc.*	2,331	239,114
Forrester Research, Inc.	1,005	33,778
Fujitsu Ltd. (Japan)	81,000	299,520
Gartner, Inc.*(a)	887	79,253
Genpact Ltd.*	4,035	109,712
Global Payments, Inc.	1,943	126,878
Heartland Payment Systems, Inc.	840	81,119
Indra Sistemas SA (Spain)*(a)	6,491	75,377
International Business Machines Corp.	13,515	2,046,847
interXion Holding NV (Netherlands)*	1,993	68,918
Iress Ltd. (Australia)	7,146	63,424
IT Holdings Corp. (Japan)	8,700	205,777
Itochu Techno-Solutions Corp. (Japan)	2,000	37,737
Jack Henry & Associates, Inc.	1,500	126,855
Leidos Holdings, Inc.	2,118	106,578
Luxoft Holding, Inc.*	300	16,509
Matrix IT Ltd. (Israel)	27,129	173,583
MAXIMUS, Inc.	1,520	80,013
NEC Networks & System Integration Corp. (Japan)	2,600	40,370
NET One Systems Co. Ltd. (Japan)	15,600	84,221

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
NeuStar, Inc. (Class A Stock)*(a)	3,496	$86,002
Nihon Unisys Ltd. (Japan)	4,300	56,901
Nomura Research Institute Ltd. (Japan)	2,160	72,742
NS Solutions Corp. (Japan)	2,000	39,230
NTT Data Corp. (Japan)	2,300	115,341
Obic Co. Ltd. (Japan)	1,600	84,582
Otsuka Corp. (Japan)	1,300	68,577
Paychex, Inc.	2,164	116,878
QIWI PLC (Russia), ADR	300	4,347
Science Applications International Corp.	1,593	84,971
SCSK Corp. (Japan)	1,600	62,544
SMS Management & Technology Ltd. (Australia)	9,900	14,027
Sonda SA (Chile)	14,933	28,763
Systex Corp. (Taiwan)*	11,000	20,443
Tieto OYJ (Finland)	2,614	68,109
Total System Services, Inc.	2,430	115,619
Vantiv, Inc. (Class A Stock)*	2,837	152,858
Visa, Inc. (Class A Stock)(a)	22,092	1,689,596
Western Union Co. (The)	8,341	160,898
Wirecard AG (Germany)(a)	2,154	81,395

		12,153,565

Leisure Products — 0.1%
Accell Group (Netherlands)	2,950	62,741
Amer Sports OYJ (Finland)	2,615	75,912
Bandai Namco Holdings, Inc. (Japan)	6,200	135,150
Daikoku Denki Co. Ltd. (Japan)	1,000	11,699
Fields Corp. (Japan)	1,900	31,718
Giant Manufacturing Co. Ltd. (Taiwan)	5,000	28,897
Goodbaby International Holdings Ltd. (China)*	31,000	16,731
Hasbro, Inc.	1,969	157,717
Heiwa Corp. (Japan)	27,500	570,065
KMC Kuei Meng International, Inc. (Taiwan)	1,000	3,886
Mars Engineering Corp. (Japan)	9,000	156,131
Mattel, Inc.	6,697	225,153
Sankyo Co. Ltd. (Japan)	1,200	44,684
Sega Sammy Holdings, Inc. (Japan)	5,900	64,282
Shimano, Inc. (Japan)	900	141,144
Sturm Ruger & Co., Inc.	593	40,549
Tomy Co. Ltd. (Japan)	8,900	64,956
Universal Entertainment Corp. (Japan)	400	6,639
Vista Outdoor, Inc.*	1,441	74,802
Yamaha Corp. (Japan)	4,400	132,360
Zhonglu Co. Ltd. (China)*	1,800	5,351

		2,050,567

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	110,494
Charles River Laboratories International, Inc.*	1,197	90,900
Eurofins Scientific SE (Luxembourg)	834	305,345
Gerresheimer AG (Germany)	7,981	624,439
ICON PLC*	1,600	120,160
Illumina, Inc.*	692	112,180
PAREXEL International Corp.*	1,147	71,951
PerkinElmer, Inc.	2,548	126,024
QIAGEN NV*	6,525	145,093
Tecan Group AG (Switzerland)	2,390	363,369
Thermo Fisher Scientific, Inc.	5,706	807,913

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
VWR Corp.*	2,974	$80,476
Waters Corp.*	1,098	144,848

		3,103,192

Machinery — 0.5%
AGCO Corp.	1,831	91,001
Alfa Laval AB (Sweden)	8,600	140,464
Allison Transmission Holdings, Inc.	4,467	120,520
Andritz AG (Austria)	2,035	111,486
Atlas Copco AB (Sweden) (Class A Stock)	8,867	222,538
Atlas Copco AB (Sweden) (Class B Stock)	6,614	155,649
Bando Chemical Industries Ltd. (Japan)	6,000	27,128
Biesse SpA (Italy)	16,326	265,140
Blount International, Inc.*	4,331	43,223
Bobst Group SA (Switzerland)	1,195	71,925
Bodycote PLC (United Kingdom)	22,935	198,340
Burckhardt Compression Holding AG (Switzerland)	183	62,707
C Sun Manufacturing Ltd. (Taiwan)	10,000	4,925
China Conch Venture Holdings Ltd. (China)	73,500	145,046
CLARCOR, Inc.	1,800	104,022
CNH INDUSTRIAL NV (United Kingdom)	32,714	222,102
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	38,268
CSBC Corp. Taiwan (Taiwan)	36,000	17,957
Deere & Co.	5,701	438,920
Donaldson Co., Inc.	3,166	101,027
Dover Corp.	2,723	175,171
Duro Felguera SA (Spain)	14,063	24,459
EVA Precision Industrial Holdings Ltd. (Hong Kong)	60,000	8,905
FANUC Corp. (Japan)	3,700	573,014
Fuji Machine Manufacturing Co. Ltd. (Japan)	13,500	137,607
Fujitec Co. Ltd. (Japan)	4,000	40,749
G Shank Enterprise Co. Ltd. (Taiwan)*	12,529	9,358
Georg Fischer AG (Switzerland)	679	548,333
Glory Ltd. (Japan)	5,400	183,409
Grupo Rotoplas SAB de CV (Mexico)*	4,600	8,909
Haitian International Holdings Ltd. (China)	19,000	32,643
Hillenbrand, Inc.	3,468	103,867
HMS Hydraulic Machines & Systems Group PLC (Russia), GDR	3,719	10,599
Hoshizaki Electric Co. Ltd. (Japan)	1,700	141,798
Hsin Yung Chien Co. Ltd. (Taiwan)	3,000	7,538
Huangshi Dongbei Electrical Appliance Co. Ltd. (China)*^	7,400	13,202
Illinois Tool Works, Inc.(a)	4,573	468,458
Interpump Group SpA (Italy)	4,970	72,604
Iochpe-Maxion SA (Brazil)	900	3,176
Kama Co. Ltd. (China)*	5,500	7,535
Kardex AG (Switzerland)*	4,218	347,222
King Slide Works Co. Ltd. (Taiwan)	1,000	11,541
Koenig & Bauer AG (Germany)*	2,088	76,607
Kone OYJ (Finland) (Class B Stock)	5,276	253,939
Krones AG (Germany)	800	96,219
Kurita Water Industries Ltd. (Japan)	9,600	218,664
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	55,614
Makino Milling Machine Co. Ltd. (Japan)	67,000	410,518
Makita Corp. (Japan)	800	49,588
MAN SE (Germany)	1,656	179,091

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Manitowoc Foodservice, Inc.*	5,239	$77,223
Minebea Co. Ltd. (Japan)	22,000	171,522
Mirle Automation Corp. (Taiwan)	6,550	7,681
Mueller Industries, Inc.	2,628	77,316
Nak Sealing Technologies Corp. (Taiwan)	2,000	5,097
Nippon Thompson Co. Ltd. (Japan)	4,000	14,289
Nitto Kohki Co. Ltd. (Japan)	15,700	311,009
NKT Holding A/S (Denmark)	8,530	491,766
Oiles Corp. (Japan)	5,560	83,049
OKUMA Corp. (Japan)	59,000	412,145
Pfeiffer Vacuum Technology AG (Germany)	5,250	587,651
Proto Labs, Inc.*(a)	599	46,177
QST International Corp. (Taiwan)*	1,000	2,464
Rechi Precision Co. Ltd. (Taiwan)	18,360	15,113
Rieter Holding AG (Switzerland)*	356	76,860
Rotork PLC (United Kingdom)	42,472	111,347
San Shing Fastech Corp. (Taiwan)	3,000	5,967
Schindler Holding AG (Switzerland), (XBRN)	546	100,589
Shanghai Diesel Engine Co. Ltd. (China)	7,900	6,857
Shanghai Highly Group Co. Ltd. (China)	4,300	3,668
Shanghai Mechanical and Electrical Industry Co. Ltd. (China)	3,800	9,249
Shanghai Shibei Hi-Tech Co. Ltd. (China)	15,400	20,528
Shanghai Zhenhua Heavy Industries Co. Ltd. (China)*	28,800	14,947
Shin Zu Shing Co. Ltd. (Taiwan)	6,000	21,420
Shinmaywa Industries Ltd. (Japan)	25,000	177,165
Sinmag Equipment Corp. (Taiwan)	1,000	3,617
Sinotruk Hong Kong Ltd. (China)	61,000	28,661
Sintokogio Ltd. (Japan)	9,400	83,069
SKF AB (Sweden) (Class B Stock)	14,365	258,952
SMC Corp. (Japan)	200	46,346
Snap-on, Inc.	409	64,209
Sodick Co. Ltd. (Japan)	11,100	82,930
Spirax-Sarco Engineering PLC (United Kingdom)	2,545	132,865
Stanley Black & Decker, Inc.	2,753	289,643
Star Micronics Co. Ltd. (Japan)	4,600	51,526
Syncmold Enterprise Corp. (Taiwan)	5,000	8,374
Tadano Ltd. (Japan)	13,000	120,633
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	9,240	6,888
Toro Co. (The)	1,669	143,734
Tsubakimoto Chain Co. (Japan)	1,000	6,188
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	124	3,696
United Tractors Tbk PT (Indonesia)	34,200	39,450
Vallourec SA (France)	9,550	62,127
Valmont Industries, Inc.	836	103,530
Volvo AB (Sweden) (Class B Stock)	32,358	354,408
Vossloh AG (Germany)*	1,276	83,676
WEG SA (Brazil)	6,320	24,449
Xylem, Inc.	4,395	179,756
Yangzijiang Shipbuilding Holdings Ltd. (China)	196,300	142,572
Yungtay Engineering Co. Ltd. (Taiwan)	13,000	18,559

		12,043,682

Marine
China Shipping Development Co. Ltd. (China) (Class H Stock)	38,000	25,182
Cia Sud Americana de Vapores SA (Chile)*	886,566	18,078

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Clarkson PLC (United Kingdom)	2,253	$71,619
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	107,800	40,010
Grindrod Ltd. (South Africa)	17,762	13,825
Kawasaki Kisen Kaisha Ltd. (Japan)	17,000	32,915
Kuehne & Nagel International AG (Switzerland)	1,022	145,243
Matson, Inc.	667	26,793
MISC Bhd (Malaysia)	26,300	59,995
Qatar Navigation QSC (Qatar)	1,291	32,434
Seaspan Corp. (Hong Kong)	1,200	22,008
Shih Wei Navigation Co. Ltd. (Taiwan)	20,999	7,827
Sincere Navigation Corp. (Taiwan)	19,000	11,716
Sinotrans Shipping Ltd. (China)	142,000	23,784
SITC International Holdings Co. Ltd. (China)	51,000	25,221
Stolt-Nielsen Ltd. (Norway)	3,470	39,082
Tianjin Tianhai Investment Co. Ltd. (China)*^	38,100	20,117
Trencor Ltd. (South Africa)	4,126	12,856
Wilh Wilhelmsen ASA (Norway)	10,038	49,716
Wisdom Marine Lines Co. Ltd. (Taiwan)*	10,912	12,475
Yang Ming Marine Transport Corp. (Taiwan)*	87,000	23,156

		714,052

Media — 0.7%
Aimia, Inc. (Canada)	6,900	44,893
ASATSU-DK, Inc. (Japan)	17,600	452,550
Asian Pay Television Trust (Singapore)	280,500	116,557
Avex Group Holdings, Inc. (Japan)	2,700	35,162
Axel Springer SE (Germany)	1,256	67,608
BEC World PCL (Thailand)	15,100	11,911
Bona Film Group Ltd. (China), ADR*	500	6,775
Cable One, Inc.	113	49,396
Carmike Cinemas, Inc.*	706	21,208
Caxton and CTP Publishers and Printers Ltd. (South Africa)	11,167	11,323
Cheil Worldwide, Inc. (South Korea)	3,891	57,894
Cinemark Holdings, Inc.	2,751	98,568
Cineplex, Inc. (Canada)	2,400	93,450
Cineworld Group PLC (United Kingdom)	12,068	92,977
Cogeco Communications, Inc. (Canada)	1,400	74,659
Comcast Corp. (Class A Stock)(a)	48,388	2,955,539
Corus Entertainment, Inc. (Canada) (Class B Stock)	6,700	60,668
CTC Media, Inc. (Russia)*	3,200	6,272
CyberAgent, Inc. (Japan)	1,000	46,489
Cyfrowy Polsat SA (Poland)*	9,023	58,650
Daiichikosho Co. Ltd. (Japan)	1,000	43,523
Dentsu, Inc. (Japan)	6,400	321,066
Discovery Communications, Inc. (Class A Stock)*	3,514	100,606
Discovery Communications, Inc. (Class C Stock)*	5,137	138,699
DISH Network Corp. (Class A Stock)*	3,840	177,638
Eutelsat Communications SA (France)	4,741	152,904
Fuji Media Holdings, Inc. (Japan)	5,700	62,551
Gannett Co., Inc.	4,974	75,306
Grupo Televisa SAB (Mexico), ADR	4,900	134,554
Hakuhodo DY Holdings, Inc. (Japan)	6,000	67,931
IPSOS (France)	7,062	164,693

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
JCDecaux SA (France)	2,493	$109,112
John Wiley & Sons, Inc. (Class A Stock)	2,291	112,007
Kinepolis Group NV (Belgium)	2,015	87,262
Lagardere SCA (France)	4,824	127,954
Liberty Broadband Corp. (Class A Stock)*	916	53,275
Liberty Broadband Corp. (Class C Stock)*	1,833	106,222
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,441	93,979
Liberty Global PLC (United Kingdom) (Class C Stock)*	7,683	288,573
Liberty Media Corp. (Class A Stock)*	4,451	171,942
Madison Square Garden Co. (The)*	432	71,868
Media General, Inc.*	3,026	49,354
Mediaset SpA (Italy)	123,988	511,132
Megacable Holdings SAB de CV (Mexico)	13,500	56,025
Meredith Corp.	1,303	61,893
Metropole Television SA (France)	2,166	39,462
MSG Networks, Inc. (Class A Stock)*	5,409	93,522
Multiplus SA (Brazil)	200	1,822
Naspers Ltd. (South Africa) (Class N Stock)	2,470	344,317
News Corp. (Class A Stock)	20,096	256,626
Nippon Television Holdings, Inc. (Japan)	1,100	18,132
NOS SGPS SA (Portugal)	14,636	97,478
Numericable-SFR SA (France)	2,323	97,777
Omnicom Group, Inc.	4,083	339,828
Pearson PLC (United Kingdom)	25,688	321,935
Publicis Groupe SA (France)	6,126	429,563
Quebecor, Inc. (Canada) (Class B Stock)	3,400	89,270
REA Group Ltd. (Australia)	1,518	62,831
RELX NV (United Kingdom)	9,918	172,916
RELX PLC (United Kingdom)	11,955	221,777
Scholastic Corp.	1,134	42,378
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,434	224,927
SES SA (Luxembourg)	9,319	272,627
Shaw Communications, Inc. (Canada) (Class B Stock)	8,100	156,480
Singapore Press Holdings Ltd. (Singapore)	46,600	138,219
SKY Network Television Ltd. (New Zealand)	26,549	91,209
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	86,103
Sky PLC (United Kingdom)	10,091	148,282
Smiles SA (Brazil)	300	3,200
Star Media Group Bhd (Malaysia)	33,100	20,361
Surya Citra Media Tbk PT (Indonesia)	37,200	8,800
Television Broadcasts Ltd. (Hong Kong)	31,900	114,813
Thomson Reuters Corp.	5,400	218,786
Time Warner Cable, Inc.(a)	3,024	618,771
Time Warner, Inc.	18,731	1,358,934
Time, Inc.(a)	6,389	98,646
Toei Co. Ltd. (Japan)	7,000	62,284
Toho Co. Ltd. (Japan)	5,600	147,204
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	15,493
TV Asahi Holdings Corp. (Japan)	3,500	62,788
Twenty-First Century Fox, Inc. (Class A Stock)	15,772	439,723
VGI Global Media PCL (Thailand)	21,000	2,853
Viacom, Inc. (Class B Stock)	6,079	250,941
Visi Media Asia Tbk PT (Indonesia)*	152,500	4,103
Vivendi SA (France)	31,773	665,867
Walt Disney Co. (The)	23,806	2,364,174

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Wolters Kluwer NV (Netherlands)	5,140	$204,868
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	54,262

		18,166,970

Metals & Mining — 0.3%
Acacia Mining PLC (United Kingdom)	19,988	80,512
Agnico Eagle Mines Ltd. (Canada)	4,338	156,953
Alamos Gold, Inc. (Canada)	14,621	77,453
Alrosa AO (Russia)	49,100	50,834
AMAG Austria Metall AG (Austria), 144A	1,807	63,681
AngloGold Ashanti Ltd. (South Africa), ADR*	7,405	101,374
APERAM SA (Luxembourg)	11,230	427,852
Aquarius Platinum Ltd. (South Africa)*	86,936	16,497
ArcelorMittal South Africa Ltd. (South Africa)*	11,823	6,246
Asahi Holdings, Inc. (Japan)	6,600	88,828
Asia Resources Holdings Ltd. (Hong Kong)*	150,000	5,330
Aurubis AG (Germany)	11,865	589,579
B2Gold Corp. (Canada)*	39,400	65,528
Barrick Gold Corp. (Canada)	22,500	305,602
Bengang Steel Plates Co. Ltd. (China)	13,500	4,539
Boryszew SA (Poland)	2,338	3,132
Centerra Gold, Inc. (Canada)	8,800	40,858
China Hanking Holdings Ltd. (China)*	8,000	1,115
China Metal Products (Taiwan)	17,220	15,861
China Metal Resources Utilization Ltd. (China), 144A	16,000	5,403
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	436,000	13,452
China Steel Corp. (Taiwan)	510,013	354,685
Chung Hung Steel Corp. (Taiwan)*	54,000	9,694
Cia de Minas Buenaventura SAA (Peru), ADR*	6,900	50,784
Cia Minera Milpo SAA (Peru)	26,830	16,971
Da Ming International Holdings Ltd. (China)	26,000	7,508
Detour Gold Corp. (Canada)*	3,900	61,409
Eldorado Gold Corp. (Canada)	51,400	161,472
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	38,200	57,507
Feng Hsin Steel Co. Ltd. (Taiwan)	14,000	18,287
Ferrexpo PLC (United Kingdom)	192,547	76,741
Franco-Nevada Corp. (Canada)	1,600	98,261
G J Steel Pcl (Thailand)*	526,770	3,294
Gerdau SA (Brazil)	5,900	7,778
Gerdau SA (Brazil), ADR	11,600	20,648
Gloria Material Technology Corp. (Taiwan)	26,000	14,463
Godo Steel Ltd. (Japan)	19,000	31,919
Gold Fields Ltd. (South Africa), ADR	21,307	83,950
Goldcorp, Inc. (Canada)	33,000	535,369
Granges AB (Sweden)	4,022	34,912
G-Resources Group Ltd. (Hong Kong)	657,000	13,004
Grupa Kety SA (Poland)	242	20,755
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,000	8,196
Hanson International Tbk PT (Indonesia)*	123,800	7,517
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	13,390	48,740
Hengshi Mining Investments Ltd. (China)*	16,000	2,786
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	17,811

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Inner Mongolia Eerduosi Resources Co. Ltd. (China) (Class B Stock)	36,800	$33,672
Kinross Gold Corp. (Canada)*	38,300	130,640
Magnitogorsk Iron & Steel Works OJSC (Russia), GDR	5,123	21,954
Maruichi Steel Tube Ltd. (Japan)	6,300	172,550
Minsur SA (Peru)	75,360	23,380
MMC Norilsk Nickel PJSC (Russia), ADR	11,150	144,727
Newcrest Mining Ltd. (Australia)*	23,847	308,602
Newmont Mining Corp.	12,706	337,725
Nippon Denko Co. Ltd. (Japan)	44,900	71,752
Nittetsu Mining Co. Ltd. (Japan)	18,000	67,183
Nord Gold NV (Russia)	1,846	5,270
Northern Star Resources Ltd. (Australia)	28,898	75,379
Novolipetsk Steel (Russia), RegS	3,037	37,963
OZ Minerals Ltd. (Australia)	120,149	460,060
Pan American Silver Corp. (Canada)	14,400	156,557
Paranapanema SA (Brazil)*	11,200	5,358
Petra Diamonds Ltd. (South Africa)	281,318	425,254
Philex Mining Corp. (Philippines)*	83,200	10,082
Polymetal International PLC (Russia)	3,541	34,412
Randgold Resources Ltd. (United Kingdom)	29	2,638
Randgold Resources Ltd. (United Kingdom), ADR	2,375	215,674
Regis Resources Ltd. (Australia)	87,227	161,710
Royal Bafokeng Platinum Ltd. (South Africa)*	636	1,649
Royal Gold, Inc.	2,089	107,145
Sandfire Resources NL (Australia)	56,995	248,683
Severstal PAO (Russia), GDR	3,660	38,976
Sibanye Gold Ltd. (South Africa), ADR	2,193	33,268
Silver Wheaton Corp. (Canada)	9,200	152,654
Sociedad Minera Cerro Verde SAA (Peru)*	294	5,998
SSAB AB (Sweden) (Class B Stock)*	6,648	19,930
St Barbara Ltd. (Australia)*	66,062	100,674
STP & I PCL (Thailand)	14,090	4,036
TA Chen Stainless Pipe Co. Ltd. (Taiwan)	44,172	20,716
Thye Ming Industrial Co. Ltd. (Taiwan)	5,000	4,684
Ton Yi Industrial Corp. (Taiwan)	30,000	13,986
Toyo Kohan Co. Ltd. (Japan)	5,000	15,022
Tubacex SA (Spain)	6,900	16,214
Tung Ho Steel Enterprise Corp. (Taiwan)	48,000	29,159
United Co. RUSAL PLC (Russia)	75,000	25,979
Usinas Siderurgicas de Minas Gerais SA (Brazil)	6,800	7,678
Voestalpine AG (Austria)	3,033	101,161
Yamana Gold, Inc. (Canada)	81,385	246,897
Yamato Kogyo Co. Ltd. (Japan)	20,800	450,658
YC INOX Co. Ltd. (Taiwan)	14,000	10,411
Yieh Phui Enterprise Co. Ltd. (Taiwan)	120,705	29,197
Yodogawa Steel Works Ltd. (Japan)	1,800	38,188
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	65,000	50,128

		8,560,723

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	15,900	11,131
Big Lots, Inc.	1,219	55,208
Can Do Co. Ltd. (Japan)	2,100	28,841
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	260,231

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Debenhams PLC (United Kingdom)	160,613	$173,296
Dillard’s, Inc. (Class A Stock)	1,040	88,306
Dollar General Corp.	6,043	517,281
Dollar Tree, Inc.*	3,494	288,115
Dollarama, Inc. (Canada)	2,400	168,882
Don Quijote Holdings Co. Ltd. (Japan)	2,400	83,354
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	8,830	104,327
Golden Eagle Retail Group Ltd. (China)	20,000	23,454
Grupo Famsa SAB de CV (Mexico)*	15,700	13,622
Grupo Sanborns SAB de CV (Mexico)	16,200	23,066
H2O Retailing Corp. (Japan)	5,700	98,328
Harvey Norman Holdings Ltd. (Australia)	19,970	71,840
Hyundai Department Store Co. Ltd. (South Korea)	1,052	126,560
Izumi Co. Ltd. (Japan)	2,200	94,948
J Front Retailing Co. Ltd. (Japan)	8,100	107,481
Kohl’s Corp.(a)	5,790	269,872
Lojas Renner SA (Brazil)	4,000	23,206
Lotte Shopping Co. Ltd. (South Korea)	1,319	289,686
Macy’s, Inc.	8,009	353,117
Marisa Lojas SA (Brazil)	610	1,184
Marks & Spencer Group PLC (United Kingdom)	47,839	278,774
Mitra Adiperkasa Tbk PT (Indonesia)*	14,800	5,358
Next PLC (United Kingdom)	1,385	107,256
Nordstrom, Inc.(a)	1,376	78,721
Parkson Holdings Bhd (Malaysia)*	36,468	9,630
Parkson Retail Group Ltd. (China)	154,500	16,550
Poya International Co. Ltd. (Taiwan)	1,000	10,635
Ramayana Lestari Sentosa Tbk PT (Indonesia)	88,600	4,741
Ripley Corp. SA (Chile)	35,350	16,056
Robinson Department Store PCL (Thailand)	11,300	16,141
Ryohin Keikaku Co. Ltd. (Japan)	300	63,381
SACI Falabella (Chile)	17,515	122,323
Springland International Holdings Ltd. (China)	81,000	16,094
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	34,015
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	6,907
Takashimaya Co. Ltd. (Japan)	30,000	250,764
Target Corp.	11,356	934,372

		5,247,054

Multi-Utilities — 0.3%
A2A SpA (Italy)	51,778	67,233
ACEA SpA (Italy)	7,862	120,396
AGL Energy Ltd. (Australia)	19,393	273,038
Alliant Energy Corp.	2,011	149,377
Ameren Corp.	5,875	294,337
Atco Ltd. (Canada) (Class I Stock)	3,000	90,733
Avista Corp.	3,703	151,008
Black Hills Corp.(a)	1,279	76,906
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	100,758
CenterPoint Energy, Inc.	6,219	130,101
Centrica PLC (United Kingdom)	76,877	251,146
CMS Energy Corp.	4,240	179,946
Consolidated Edison, Inc.(a)	5,739	439,722
Dominion Resources, Inc.(a)	5,818	437,048

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	2,936	$266,178
Engie SA (France)	62,013	960,808
Hera SpA (Italy)	42,679	127,404
Iren SpA (Italy)	201,890	361,422
National Grid PLC (United Kingdom)	57,801	817,845
NiSource, Inc.	5,654	133,208
NorthWestern Corp.(a)	1,674	103,370
PG&E Corp.	7,972	476,088
Public Service Enterprise Group, Inc.	9,486	447,170
Qatar Electricity & Water Co. QSC (Qatar)	443	25,546
SCANA Corp.	4,647	325,987
Sempra Energy	3,410	354,811
Suez Environnement Co. (France)	9,115	166,862
TECO Energy, Inc.	6,019	165,703
Vectren Corp.	2,294	115,985
Veolia Environnement SA (France)	9,250	222,637
WEC Energy Group, Inc.	4,291	257,760
YTL Corp. Bhd (Malaysia)	179,300	75,370
YTL Power International Bhd (Malaysia)	138,465	52,537

		8,218,440

Oil, Gas & Consumable Fuels — 0.7%
Agritrade Resources Ltd. (Hong Kong)	25,000	4,647
AltaGas Ltd. (Canada)	3,600	92,581
Bashneft PAO (Russia)*	540	20,961
Benakat Integra Tbk PT (Indonesia)*	1,812,900	6,836
Cabot Oil & Gas Corp.	3,821	86,775
Caltex Australia Ltd. (Australia)	3,782	98,639
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,047,200	680,263
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	138,500	217,914
Cosan Ltd. (Brazil), BDR	3,400	16,746
Cosan SA Industria e Comercio (Brazil)	1,300	11,345
Enbridge, Inc. (Canada)	6,200	241,364
Energy Absolute PCL (Thailand)	23,200	14,706
Eni SpA (Italy)	66,596	1,005,781
EQT Corp.	1,400	94,164
ERG SpA (Italy)	5,497	74,750
Esso SA Francaise (France)*	288	13,499
Exillon Energy PLC (Russia)*	1,609	1,687
Exxon Mobil Corp.	36,621	3,061,149
Formosa Petrochemical Corp. (Taiwan)	29,000	83,325
Gazprom Neft OAO (Russia), ADR	3,133	34,839
Gazprom PAO (Russia), ADR	270,760	1,166,976
Grupa Lotos SA (Poland)*	5,028	37,503
Idemitsu Kosan Co. Ltd. (Japan)	14,400	256,944
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	102,700	80,414
INPEX Corp. (Japan)	25,800	195,380
JX Holdings, Inc. (Japan)	24,100	92,794
Koninklijke Vopak NV (Netherlands)	1,755	87,285
Lubelski Wegiel Bogdanka SA (Poland)	583	6,000
Lukoil PJSC (Russia), ADR	22,661	870,570
Memorial Resource Development Corp.*	2,362	24,045
MOL Hungarian Oil & Gas PLC (Hungary)	3,383	203,351
Neste OYJ (Finland)(a)	3,091	101,577
Newocean Energy Holdings Ltd. (Hong Kong)	70,000	25,193
NovaTek OAO (Russia), GDR, RegS	1,290	115,971
OMV AG (Austria)	6,335	177,876

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Parkland Fuel Corp. (Canada)	3,300	$54,350
PetroChina Co. Ltd. (China) (Class H Stock)	626,000	414,321
Petron Corp. (Philippines)	127,500	28,525
Petronas Dagangan Bhd (Malaysia)	3,200	19,767
Peyto Exploration & Development Corp. (Canada)	2,900	64,509
Polski Koncern Naftowy ORLEN SA (Poland)	11,116	219,889
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	61,743	87,894
Qatar Gas Transport Co. Ltd. (Qatar)	3,436	22,459
QGEP Participacoes SA (Brazil)	3,100	3,578
Range Resources Corp.(a)	2,419	78,327
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	102,139	2,475,207
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	101,437
Saras SpA (Italy)*	232,222	372,432
Semirara Mining and Power Corp. (Philippines)	8,530	24,333
Shanxi Guoxin Energy Corp. Ltd. (China)	11,600	15,718
Ship Finance International Ltd. (Norway)(a)	2,230	30,975
Showa Shell Sekiyu KK (Japan)	22,500	201,822
Siamgas & Petrochemicals PCL (Thailand)	35,300	11,238
Sinopec Kantons Holdings Ltd. (China)	52,000	24,986
SK Gas Ltd. (South Korea)	1,019	71,104
Soco International PLC (United Kingdom)	9,650	21,972
Sona Petroleum Bhd (Malaysia)*	99,800	11,639
Southwestern Energy Co.*	6,384	51,519
Spectra Energy Corp.	6,006	183,784
Statoil ASA (Norway)	22,250	347,508
Sugih Energy Tbk PT (Indonesia)*	389,700	10,550
Surgutneftegas OAO (Russia), ADR	42,270	247,702
Thai Oil PCL (Thailand)	26,900	52,951
TonenGeneral Sekiyu KK (Japan)	9,000	81,406
Total SA (France)(g)	60,136	2,736,275
TransCanada Corp. (Canada)	7,600	298,792
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	980	27,602
Ultrapar Participacoes SA (Brazil)	1,400	27,107
United Energy Group Ltd. (Hong Kong)*	88,000	3,876
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,784	150,822
World Fuel Services Corp.	1,203	58,442

		17,938,668

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	71,928	313,222
Chung Hwa Pulp Corp. (Taiwan)	65,838	20,351
Clearwater Paper Corp.*	932	45,211
Duratex SA (Brazil)	4,290	9,139
Fibria Celulose SA (Brazil)	300	2,528
Fibria Celulose SA (Brazil), ADR	1,300	11,024
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	89,261
Holmen AB (Sweden) (Class B Stock)	4,100	134,108
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	10,221
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	74,000	50,622
Long Chen Paper Co. Ltd. (Taiwan)	54,000	21,564
Miquel y Costas & Miquel SA (Spain)	2,164	94,827
Mondi Ltd. (South Africa)	3,621	69,679

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Nippon Paper Industries Co. Ltd. (Japan)	11,100	$197,433
Oji Holdings Corp. (Japan)	40,000	160,658
Sappi Ltd. (South Africa)*	11,254	49,786
Schweitzer-Mauduit International, Inc.	1,196	37,650
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	26,000	19,016
Ta Ann Holdings Bhd (Malaysia)	6,400	8,284
YFY, Inc. (Taiwan)	137,000	44,067

		1,388,651

Personal Products — 0.2%
Aderans Co. Ltd. (Japan)	8,700	51,906
Amorepacific Corp. (South Korea)	352	119,036
Artnature, Inc. (Japan)	1,800	16,225
Beiersdorf AG (Germany)	1,385	124,753
Ci:z Holdings Co. Ltd. (Japan)	2,000	40,979
Edgewell Personal Care Co.	1,090	87,778
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	5,456	6,375
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,333	220,025
Fancl Corp. (Japan)	5,600	76,316
Hengan International Group Co. Ltd. (China)	16,500	143,713
Hypermarcas SA (Brazil)*	2,700	21,040
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	91,700	3,459
Kao Corp. (Japan)	5,000	266,610
Karex Bhd (Malaysia)	6,900	6,719
Kobayashi Pharmaceutical Co. Ltd. (Japan)	800	70,169
Kose Corp. (Japan)	300	29,165
L’Oreal SA (France)	3,138	561,347
Mandom Corp. (Japan)	700	31,117
Microbio Co. Ltd. (Taiwan)*	27,886	23,655
Natura Cosmeticos SA (Brazil)	700	5,204
Oriflame Holding AG (Switzerland)*	2,597	51,568
Pola Orbis Holdings, Inc. (Japan)	600	49,699
Real Nutriceutical Group Ltd. (Hong Kong)	160,000	15,690
Shiseido Co. Ltd. (Japan)	3,800	84,656
Unilever NV (United Kingdom), CVA	21,847	982,216
Unilever PLC (United Kingdom)	16,839	759,314
Unilever PLC (United Kingdom), ADR	15,337	692,926

		4,541,660

Pharmaceuticals — 1.4%
Adcock Ingram Holdings Ltd. (South Africa)	1,599	4,757
Allergan PLC*	5,423	1,453,527
Aspen Pharmacare Holdings Ltd. (South Africa)*	3,175	68,749
Astellas Pharma, Inc. (Japan)	46,900	623,278
AstraZeneca PLC (United Kingdom)	17,226	961,756
AstraZeneca PLC (United Kingdom), ADR	11,628	327,444
Bayer AG (Germany)	14,560	1,706,149
Bristol-Myers Squibb Co.	14,341	916,103
Catalent, Inc.*	2,160	57,607
Celltrion, Inc. (South Korea)*	1,465	140,541
Center Laboratories, Inc. (Taiwan)*	6,300	13,718
China Animal Healthcare Ltd. (China)*^	24,000	8,030
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	29,000	17,437

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)*	28,000	$6,056
China Medical System Holdings Ltd. (China)	26,000	36,088
China Shineway Pharmaceutical Group Ltd. (China)	16,000	19,321
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	61,887
Consun Pharmaceutical Group Ltd. (China)	18,000	9,384
CSPC Pharmaceutical Group Ltd. (China)	50,000	45,258
Daiichi Sankyo Co. Ltd. (Japan)(a)	17,000	377,317
Daito Pharmaceutical Co. Ltd. (Japan)	1,880	50,327
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	16,000	12,783
Eisai Co. Ltd. (Japan)	2,300	138,280
Eli Lilly & Co.	9,986	719,092
Formosa Laboratories, Inc. (Taiwan)	3,000	7,031
Galenica AG (Switzerland)	70	105,048
GlaxoSmithKline PLC (United Kingdom), ADR	23,268	943,517
H. Lundbeck A/S (Denmark)*	1,335	44,030
Hanmi Science Co. Ltd. (South Korea)	521	67,797
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	67,036
Indivior PLC (United Kingdom)	35,503	83,028
Johnson & Johnson	37,029	4,006,538
Kalbe Farma Tbk PT (Indonesia)	141,200	15,375
Kissei Pharmaceutical Co. Ltd. (Japan)	8,200	188,754
KYORIN Holdings, Inc. (Japan)	22,600	430,341
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,000	79,785
Luye Pharma Group Ltd. (China)*	27,000	20,885
Meda AB (Sweden) (Class A Stock)	4,598	85,452
Medicines Co. (The)*(a)	653	20,746
Mega Lifesciences PCL (Thailand)	9,200	4,446
Merck & Co., Inc.	46,192	2,444,019
Merck KGaA (Germany)	8,012	666,469
Mitsubishi Tanabe Pharma Corp. (Japan)	5,900	102,516
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	1,800	41,469
Nippon Shinyaku Co. Ltd. (Japan)	2,000	78,192
Novartis AG (Switzerland)	56,925	4,118,634
Novo Nordisk A/S (Denmark) (Class B Stock)	18,970	1,027,294
Oneness Biotech Co. Ltd. (Taiwan)	4,000	4,472
Ono Pharmaceutical Co. Ltd. (Japan)	4,500	190,362
Orion OYJ (Finland) (Class B Stock)	1,945	64,203
Otsuka Holdings Co. Ltd. (Japan)	13,900	504,871
Perrigo Co. PLC(a)	3,300	422,169
Pfizer, Inc.	114,471	3,392,920
Pharmstandard OJSC (Russia), GDR*	4,627	17,543
Phytohealth Corp. (Taiwan)*	9,000	12,827
Prestige Brands Holdings, Inc.*(a)	1,287	68,713
Recordati SpA (Italy)	9,725	243,259
Richter Gedeon Nyrt (Hungary)	4,578	91,199
Roche Holding AG (Switzerland)	8,780	2,155,844
Rohto Pharmaceutical Co. Ltd. (Japan)	3,800	69,217
Sanofi (France)	27,721	2,228,657
Santen Pharmaceutical Co. Ltd. (Japan)	5,500	82,668
Sawai Pharmaceutical Co. Ltd. (Japan)	1,800	112,639
SCI Pharmtech, Inc. (Taiwan)	2,000	4,980
ScinoPharm Taiwan Ltd. (Taiwan)	5,120	7,886
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (China)	18,000	28,664
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China)	8,000	6,164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Shionogi & Co. Ltd. (Japan)	4,400	$206,805
Shire PLC (Ireland)	5,868	334,679
Shire PLC (Ireland), ADR(a)	2,247	386,259
Sino Biopharmaceutical Ltd. (Hong Kong)	58,000	43,515
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	5,000	4,561
SSY Group Ltd. (Hong Kong)	72,000	22,862
Stada Arzneimittel AG (Germany)	1,991	78,837
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)*	4,000	4,328
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,500	86,279
Synmosa Biopharma Corp. (Taiwan)	7,000	7,522
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	158,510
Takeda Pharmaceutical Co. Ltd. (Japan)	11,300	515,173
Teva Pharmaceutical Industries Ltd. (Israel), ADR	24,650	1,319,022
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China)	2,300	2,139
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	24,000	38,575
Towa Pharmaceutical Co. Ltd. (Japan)	900	36,871
Tsumura & Co. (Japan)(a)	13,100	314,231
TTY Biopharm Co. Ltd. (Taiwan)	4,000	13,799
TWi Pharmaceuticals, Inc. (Taiwan)*	1,000	3,945
UCB SA (Belgium)	2,163	165,113
YungShin Global Holding Corp. (Taiwan)	11,400	17,781
Zoetis, Inc.	4,312	191,151

		36,084,505

Professional Services — 0.1%
51job, Inc. (China), ADR*	600	18,612
Adcorp Holdings Ltd. (South Africa)	4,904	4,978
Bureau Veritas SA (France)	4,185	93,047
Capita PLC (United Kingdom)	12,421	185,440
DKSH Holding AG (Switzerland)*	859	58,753
Equifax, Inc.	1,322	151,091
Experian PLC (Ireland)	13,741	245,269
FTI Consulting, Inc.*	1,977	70,203
Huron Consulting Group, Inc.*	369	21,472
IHS, Inc. (Class A Stock)*	1,249	155,076
Intertek Group PLC (United Kingdom)	3,657	166,045
McMillan Shakespeare Ltd. (Australia)	2,868	27,388
Meitec Corp. (Japan)	1,000	34,927
Nielsen Holdings PLC(a)	5,925	312,011
Recruit Holdings Co. Ltd. (Japan)	6,100	185,993
Robert Half International, Inc.	3,063	142,675
RPX Corp.*	2,808	31,618
SGS SA (Switzerland)	58	122,471
Sporton International, Inc. (Taiwan)	1,000	5,108
Stantec, Inc. (Canada)	3,500	88,932
Synergie SA (France)	6,044	163,805
Teleperformance (France)	1,940	170,397
Temp Holdings Co. Ltd. (Japan)	3,300	47,810
Verisk Analytics, Inc.*	435	34,765
Weathernews, Inc. (Japan)	1,400	46,959
Zhaopin Ltd. (China), ADR*	800	12,704

		2,597,549

Real Estate Investment Trusts (REITs) — 2.9%
Acadia Realty Trust	4,758	167,149

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Activia Properties, Inc. (Japan)	28	$145,154
Advance Residence Investment Corp. (Japan)	273	690,711
AEON REIT Investment Corp. (Japan), REIT	55	70,391
AG Mortgage Investment Trust, Inc.	3,230	42,216
Alexandria Real Estate Equities, Inc.	5,599	508,893
Allied Properties Real Estate Investment Trust (Canada)	2,700	72,700
Altisource Residential Corp.	2,463	29,556
American Assets Trust, Inc.	1,073	42,834
American Campus Communities, Inc.	11,677	549,870
American Capital Agency Corp.	18,722	348,791
American Capital Mortgage Investment Corp.	7,191	105,564
American Homes 4 Rent (Class A Stock)	15,787	251,013
American Tower Corp.	2,124	217,434
Annaly Capital Management, Inc.	45,322	465,004
Apartment Investment & Management Co. (Class A Stock)	7,804	326,363
Apollo Commercial Real Estate Finance, Inc.	6,105	99,511
Apple Hospitality REIT, Inc.	7,911	156,717
Argosy Property Ltd. (New Zealand)	70,951	58,065
ARMOUR Residential REIT, Inc.(a)	4,702	101,234
Arrowhead Properties Ltd. (South Africa)	11,447	6,606
Artis Real Estate Investment Trust (Canada)	13,900	137,314
Ascendas Real Estate Investment Trust (Singapore)	191,700	339,998
Asesor de Activos Prisma SAPI de CV (Mexico)*	12,000	9,446
Ashford Hospitality Prime, Inc.	1,406	16,408
Ashford Hospitality Trust, Inc.	4,263	27,198
AvalonBay Communities, Inc.	8,873	1,687,645
Axis Real Estate Investment Trust (Malaysia)	14,200	5,860
Befimmo SA (Belgium)	9,360	600,314
Beni Stabili SpA (Italy)	136,708	102,496
Big Yellow Group PLC (United Kingdom)	7,771	86,101
Blackstone Mortgage Trust, Inc.	2,623	70,454
Boardwalk Real Estate Investment Trust (Canada)(a)	4,200	167,483
Boston Properties, Inc.	9,297	1,181,463
Brandywine Realty Trust	9,059	127,098
British Land Co. PLC (The) (United Kingdom)	81,579	818,882
Brixmor Property Group, Inc.	853	21,854
BWP Trust (Australia)	26,789	70,142
Cambridge Industrial Trust (Singapore)	31,000	12,869
Camden Property Trust	5,788	486,713
Canadian Apartment Properties REIT (Canada)	6,400	142,315
Canadian Real Estate Investment Trust (Canada)	4,200	145,751
CapitaLand Commercial Trust Ltd. (Singapore)	254,400	277,663
Capitaland Malaysia Mall Trust (Malaysia)	25,900	9,560
CapitaLand Mall Trust (Singapore)	245,100	379,844
Capstead Mortgage Corp.	9,568	94,628
Care Capital Properties, Inc.	9,065	243,305
Cathay No. 1 REIT (Taiwan)	86,000	45,961

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CBL & Associates Properties, Inc.	8,209	$97,687
Cedar Realty Trust, Inc.	3,891	28,132
Champion REIT (Hong Kong)	730,000	371,820
Charter Hall Group (Australia)	7,930	28,197
Charter Hall Retail REIT (Australia)	43,788	153,900
Chesapeake Lodging Trust	1,477	39,081
Chimera Investment Corp.	13,401	182,120
Cofinimmo SA (Belgium)	1,942	237,858
Colony Capital, Inc.(a)	7,995	134,076
Colony Starwood Homes(a)	5,009	123,973
Columbia Property Trust, Inc.	12,154	267,266
Cominar Real Estate Investment Trust (Canada)	10,100	133,759
Concentradora Fibra Danhos SA de CV (Mexico)	22,400	46,739
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)*	19,300	17,817
Concentradora Hipotecaria SAPI de CV (Mexico)	12,000	17,142
Corporate Office Properties Trust	9,800	257,152
Corrections Corp. of America	2,034	65,190
Cousins Properties, Inc.	11,293	117,221
Crown Castle International Corp.	1,927	166,686
Cubesmart	8,670	288,711
CYS Investments, Inc.	9,221	75,059
Daiwa House Residential Investment Corp. (Japan)	27	56,307
Daiwa Office Investment Corp. (Japan)	28	173,970
DCT Industrial Trust, Inc.	4,456	175,878
DDR Corp.	15,423	274,375
Derwent London PLC (United Kingdom)	14,242	643,591
Dexus Property Group (Australia)	78,470	476,518
DiamondRock Hospitality Co.(a)	11,040	111,725
Digital Realty Trust, Inc.	8,783	777,208
Douglas Emmett, Inc.	7,084	213,299
Dream Office Real Estate Investment Trust (Canada)	5,700	91,068
Duke Realty Corp.	17,301	389,965
DuPont Fabros Technology, Inc.	5,085	206,095
EastGroup Properties, Inc.	1,793	108,243
Education Realty Trust, Inc.(a)	3,174	132,038
Emira Property Fund Ltd. (South Africa)	13,244	13,590
Emirates REIT (Ceic) Ltd. (United Arab Emirates)	6,874	8,318
EPR Properties(a)	1,088	72,483
Equinix, Inc.	362	119,717
Equity Commonwealth*	9,699	273,706
Equity LifeStyle Properties, Inc.	5,994	435,944
Equity One, Inc.	4,724	135,390
Equity Residential	25,642	1,923,919
Essex Property Trust, Inc.	3,978	930,295
Eurocommercial Properties NV (Netherlands), CVA	5,021	234,564
Extra Space Storage, Inc.	7,268	679,267
Federal Realty Investment Trust(a)	4,318	673,824
FelCor Lodging Trust, Inc.	7,068	57,392
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	12,900	12,805
Fibra Uno Administracion SA de CV (Mexico)	70,400	163,764
First Industrial Realty Trust, Inc.	5,631	128,049

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
First Potomac Realty Trust	2,943	$26,664
Fonciere des Regions (France)	4,261	401,836
Forest City Realty Trust, Inc. (Class A Stock)	10,973	231,421
Fortune Real Estate Investment Trust (Hong Kong)	173,000	185,433
Four Corners Property Trust, Inc.	1,296	23,263
Franklin Street Properties Corp.	4,980	52,838
Frasers Commercial Trust (Singapore)	12,000	11,592
Frontier Real Estate Investment Corp. (Japan)	44	211,420
Fukuoka REIT Corp. (Japan)	37	66,883
Gecina SA (France)	3,157	433,031
General Growth Properties, Inc.	35,860	1,066,118
Geo Group, Inc. (The)	2,338	81,058
Global Net Lease, Inc.	6,383	54,638
Global One Real Estate Investment Corp. (Japan)	38	151,705
Goodman Group (Australia)	79,080	404,435
Goodman Property Trust (New Zealand)	75,295	68,658
Government Properties Income Trust	6,499	116,007
GPT Group (The) (Australia)	143,442	549,134
Great Portland Estates PLC (United Kingdom)	57,226	597,421
Growthpoint Properties Ltd. (South Africa)	170,429	283,586
H&R Real Estate Investment Trust (Canada), UTS	13,900	224,648
Hammerson PLC (United Kingdom)	40,080	332,495
Hankyu REIT, Inc. (Japan)	118	144,068
Hansteen Holdings PLC (United Kingdom)	45,425	69,417
Hatteras Financial Corp.	8,584	122,751
HCP, Inc.	32,480	1,058,198
Healthcare Realty Trust, Inc.	10,577	326,724
Heiwa Real Estate REIT, Inc. (Japan)	115	92,906
Hersha Hospitality Trust	5,356	114,297
Highwoods Properties, Inc.(a)	4,702	224,803
Hoshino Resorts REIT, Inc. (Japan)	2	24,416
Hospitality Properties Trust	7,684	204,087
Hospitality Property Fund Ltd. (South Africa)	6,977	5,198
Host Hotels & Resorts, Inc.(a)	37,593	627,803
Hulic REIT, Inc. (Japan)	39	63,342
Hyprop Investments Ltd. (South Africa)	15,006	119,235
ICADE (France)	1,503	114,861
Ichigo Office REIT Investment (Japan)	51	39,367
IGB Real Estate Investment Trust (Malaysia)	32,400	12,706
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	296,056	269,433
Industrial & Infrastructure Fund Investment Corp. (Japan)	7	32,506
Intervest Offices & Warehouses NV (Belgium)*	5,183	147,916
Intu Properties PLC (United Kingdom)	42,272	189,541
Invesco Mortgage Capital, Inc.	11,733	142,908
Investa Office Fund (Australia)	61,476	197,239
Iron Mountain, Inc.(a)	1,808	61,309
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	34,399	22,223
Japan Excellent, Inc. (Japan)	119	160,619
Japan Hotel REIT Investment Corp. (Japan)	69	60,725
Japan Logistics Fund, Inc. (Japan)	196	409,465

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Japan Prime Realty Investment Corp. (Japan)	70	$285,087
Japan Real Estate Investment Corp. (Japan)	94	542,652
Japan Rental Housing Investments, Inc. (Japan)	165	121,752
Japan Retail Fund Investment Corp. (Japan)	200	480,191
Kenedix Office Investment Corp. (Japan)	37	212,103
Kenedix Residential Investment Corp. (Japan)	55	144,638
Keppel REIT (Singapore)	114,800	84,712
Kilroy Realty Corp.	6,078	376,046
Kimco Realty Corp.	21,112	607,603
Kite Realty Group Trust	4,245	117,629
Kiwi Property Group Ltd. (New Zealand)	77,954	77,908
KLCCP Stapled Group (Malaysia)	28,400	52,102
Klepierre (France)	9,445	451,168
Land Securities Group PLC (United Kingdom)	66,700	1,051,692
LaSalle Hotel Properties(a)	5,619	142,217
Liberty Property Trust	12,817	428,857
Link REIT (The) (Hong Kong)	203,000	1,205,952
Londonmetric Property PLC (United Kingdom)	145,916	331,615
LTC Properties, Inc.	1,906	86,227
Macerich Co. (The)	9,035	715,933
Mack-Cali Realty Corp.	8,918	209,573
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	23,600	31,895
Mapletree Logistics Trust (Singapore)	94,700	70,887
MCUBS MidCity Investment Corp. (Japan)	28	84,019
Mercialys SA (France)	1,750	40,585
Mid-America Apartment Communities, Inc.	5,723	584,948
Mirvac Group (Australia)	111,015	164,490
Monogram Residential Trust, Inc.	9,034	89,075
Mori Hills REIT Investment Corp. (Japan)	106	156,823
Mori Trust Sogo REIT, Inc. (Japan)	376	649,733
National Retail Properties, Inc.	2,562	118,364
National Storage Affiliates Trust	867	18,380
New Residential Investment Corp.	6,833	79,468
New York REIT, Inc.(a)	8,571	86,567
Nippon Accommodations Fund, Inc. (Japan)	14	53,972
Nippon Building Fund, Inc. (Japan)	102	603,827
Nomura Real Estate Master Fund, Inc. (Japan)	37	55,078
NorthStar Realty Europe Corp.	1,220	14,152
NSI NV (Netherlands)	71,854	341,104
Octodec Investments Ltd. (South Africa)	5,294	8,849
Omega Healthcare Investors, Inc.	2,009	70,918
Orix JREIT, Inc. (Japan)	191	296,066
Outfront Media, Inc.	4,563	96,279
Parkway Properties, Inc.	4,255	66,633
Pavilion Real Estate Investment Trust (Malaysia)	28,100	12,234
Pebblebrook Hotel Trust	3,644	105,931
Pennsylvania Real Estate Investment Trust(a)	3,806	83,161
PennyMac Mortgage Investment Trust	6,369	86,873
Piedmont Office Realty Trust, Inc. (Class A Stock)	13,523	274,652

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
PLA Administradora Industrial S de RL de CV (Mexico)*	16,700	$31,047
Post Properties, Inc.	4,473	267,217
Potlatch Corp.	2,906	91,539
Premier Investment Corp. (Japan)	121	149,467
Prologis Property Mexico SA de CV (Mexico), REIT*	12,700	20,170
ProLogis, Inc.	33,659	1,487,055
PS Business Parks, Inc.	1,046	105,133
Public Storage	8,358	2,305,387
Ramco-Gershenson Properties Trust	4,520	81,496
Rayonier, Inc.	3,143	77,569
Realty Income Corp.(a)	3,626	226,661
Rebosis Property Fund Ltd. (South Africa)	11,796	8,629
Redefine Properties Ltd. (South Africa)	124,109	100,369
Redwood Trust, Inc.	7,320	95,746
Regency Centers Corp.	4,995	373,876
REIT 1 Ltd. (Israel)	39,729	112,519
Resilient REIT Ltd. (South Africa)	3,508	32,193
Retail Opportunity Investments Corp.	4,996	100,520
Retail Properties of America, Inc. (Class A Stock)	8,732	138,402
Rexford Industrial Realty, Inc.(a)	10,668	193,731
RioCan Real Estate Investment Trust (Canada)	13,200	270,352
RLJ Lodging Trust(a)	11,514	263,440
Rouse Properties, Inc.(a)	1,944	35,731
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa)	132,398	43,314
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	40,197
Sabra Health Care REIT, Inc.	3,092	62,118
Saf Gayrimenkul Yatirim Ortakligi A/S (Turkey)	18,738	5,245
Safestore Holdings PLC (United Kingdom)	78,030	376,205
Scentre Group (Australia)	391,572	1,332,912
Segro PLC (United Kingdom)	38,457	226,208
Sekisui House SI Residential Investment Corp. (Japan)	59	60,612
Select Income REIT	7,421	171,054
Senior Housing Properties Trust	21,746	389,036
Seritage Growth Properties	1,128	56,366
Shaftesbury PLC (United Kingdom)	15,462	201,709
Silver Bay Realty Trust Corp.	2,127	31,586
Simon Property Group, Inc.	17,166	3,565,207
SL Green Realty Corp.	5,972	578,567
Smart Real Estate Investment Trust (Canada)	6,400	167,201
Sovran Self Storage, Inc.	2,887	340,522
Starhill Global REIT (Singapore)	41,000	23,723
Starwood Property Trust, Inc.	10,336	195,660
Stockland (Australia)	67,241	219,985
Sun Communities, Inc.	2,940	210,533
Sunstone Hotel Investors, Inc.	11,031	154,434
Suntec Real Estate Investment Trust (Singapore)	301,700	374,930
Sunway Real Estate Investment Trust (Malaysia)	39,200	16,076
Tanger Factory Outlet Centers, Inc.	7,266	264,410
Taubman Centers, Inc.	3,032	215,969

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand)	76,700	$33,793
Tier REIT, Inc., REIT	2,049	27,539
Tokyu REIT, Inc. (Japan)	416	570,166
Top REIT, Inc. (Japan)	46	181,604
Two Harbors Investment Corp.	17,129	136,004
UDR, Inc.	17,039	656,513
Unibail-Rodamco SE (France)	6,598	1,809,540
United Urban Investment Corp. (Japan)	211	340,831
Urban Edge Properties(a)	9,239	238,736
Vastned Retail NV (Netherlands)	3,502	156,452
Ventas, Inc.(a)	21,207	1,335,193
VEREIT, Inc.	27,560	244,457
Vicinity Centres (Australia)	65,744	160,680
Vornado Realty Trust(a)	9,977	942,128
Vukile Property Fund Ltd. (South Africa)	15,732	18,099
Warehouses De Pauw CVA (Belgium)	3,602	342,034
Washington Real Estate Investment Trust(a)	7,682	224,391
Weingarten Realty Investors	5,709	214,202
Welltower, Inc.	23,698	1,643,219
Wereldhave NV (Netherlands)	5,803	324,018
Westfield Corp. (Australia)	128,672	985,201
Weyerhaeuser Co.	8,406	260,418
Workspace Group PLC (United Kingdom)	20,822	233,888
WP Carey, Inc.	2,457	152,924
WP GLIMCHER, Inc.	15,284	145,045
Xenia Hotels & Resorts, Inc.	10,481	163,713
Yuexiu Real Estate Investment Trust (Hong Kong)	413,000	229,461

		74,672,678

Real Estate Management & Development — 0.9%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	8,849
AEON Mall Co. Ltd. (Japan)	9,180	135,820
Agung Podomoro Land Tbk PT (Indonesia)*	347,000	7,826
Alexander & Baldwin, Inc.	1,678	61,549
Aliansce Shopping Centers SA (Brazil)	500	1,805
Allreal Holding AG (Switzerland)*	1,805	261,303
Atrium European Real Estate Ltd. (Netherlands)*	24,747	98,728
Attacq Ltd. (South Africa)*	10,167	13,429
Ayala Land, Inc. (Philippines)	314,700	240,827
Azrieli Group Ltd. (Israel)	3,819	149,947
Bangkokland PCL (Thailand)*	716,800	30,155
Bayside Land Corp. (Israel)	603	208,027
Belle Corp. (Philippines)	159,900	10,390
BR Malls Participacoes SA (Brazil)	30,500	124,353
BR Properties SA (Brazil)	4,400	10,707
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	59,650	2,074,603
Buwog AG (Austria)*	5,984	128,303
C C Land Holdings Ltd. (Hong Kong)	80,000	23,823
CA Immobilien Anlagen AG (Austria)*	8,676	170,315
Capital & Counties Properties PLC (United Kingdom)	86,163	407,628
CapitaLand Ltd. (Singapore)	124,100	282,243
Carnival Group International Holdings Ltd. (Hong Kong)*	110,000	15,314
Castellum AB (Sweden)	50,017	794,022
Cathay Real Estate Development Co. Ltd. (Taiwan)	60,000	26,745

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Central China Real Estate Ltd. (China)	81,000	$15,488
Central Pattana PCL (Thailand)	39,200	57,385
China Aoyuan Property Group Ltd. (China)	183,000	37,370
China Jinmao Holdings Group Ltd. (China)	326,000	90,694
China Merchants Shekou Industrial Zone Co. Ltd. (China) (Class A Stock)*	23,324	54,298
China New City Commercial Development Ltd. (China)*	16,000	22,873
China SCE Property Holdings Ltd. (China)	143,000	30,601
China Vanke Co. Ltd. (China)	31,727	77,856
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	26,000	8,467
Chong Hong Construction Co. Ltd. (Taiwan)*	19,820	29,573
CIFI Holdings Group Co. Ltd. (China)	198,000	47,572
Conwert Immobilien Invest SE (Austria)*	4,102	65,717
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	9,200	13,786
Daibiru Corp. (Japan)	5,100	43,053
Daikyo, Inc. (Japan)	14,000	22,263
Daito Trust Construction Co. Ltd. (Japan)	1,300	184,387
Daiwa House Industry Co. Ltd. (Japan)	9,000	252,975
Da-Li Development Co. Ltd. (Taiwan)	5,599	3,664
Deutsche Euroshop AG (Germany)	2,478	116,029
Deutsche Wohnen AG (Germany)	8,337	258,736
Dios Fastigheter AB (Sweden)	30,145	221,180
Echo Investment SA (Poland)	12,360	21,201
Fabege AB (Sweden)	15,159	255,429
Farglory Land Development Co. Ltd. (Taiwan)	25,000	28,760
Fastighets AB Balder (Sweden) (Class B Stock)*	21,377	541,367
First Capital Realty, Inc. (Canada)	11,800	187,346
Founding Construction & Development Co. Ltd. (Taiwan)	16,000	8,676
Fullshare Holdings Ltd. (Hong Kong)*	32,500	8,174
Gazit-Globe Ltd. (Israel)	5,949	54,289
Global Logistic Properties Ltd. (Singapore)	153,300	218,646
Globe Trade Centre SA (Poland)*	10,286	19,442
Glorious Property Holdings Ltd. (Hong Kong)*	317,000	37,162
Grainger PLC (United Kingdom)	21,248	69,061
Greattown Holdings Ltd. (China)	19,900	17,512
Guangdong Land Holdings Ltd. (China)*	32,000	9,142
Guorui Properties Ltd. (China)	29,000	10,130
Hang Lung Group Ltd. (Hong Kong)	79,000	226,777
Hang Lung Properties Ltd. (Hong Kong)	253,000	483,032
Heiwa Real Estate Co. Ltd. (Japan)	16,100	200,209
Hemfosa Fastigheter AB (Sweden)	26,776	293,655
Henderson Land Development Co. Ltd. (Hong Kong)	51,500	316,684
Hongkong Land Holdings Ltd. (Hong Kong)	123,800	741,562
Hopefluent Group Holdings Ltd. (China)	46,000	11,147
Huaku Development Co. Ltd. (Taiwan)*	11,000	20,337
Huang Hsiang Construction Corp. (Taiwan)*	12,000	10,333
Hulic Co. Ltd. (Japan)	22,700	216,444
Hung Poo Real Estate Development Corp. (Taiwan)	28,000	23,158
Hung Sheng Construction Ltd. (Taiwan)	49,000	23,513
Hydoo International Holding Ltd. (China)	142,000	19,404
Hysan Development Co. Ltd. (Hong Kong)	81,000	345,197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Iguatemi Empresa de Shopping Centers SA (Brazil)	700	$4,822
Immofinanz AG (Austria)*	101,090	214,594
Intershop Holding AG (Switzerland)	414	203,222
KEE TAI Properties Co. Ltd. (Taiwan)*	32,000	16,356
Kenedix, Inc. (Japan)	9,300	40,609
Kennedy-Wilson Holdings, Inc.	2,004	43,888
Kerry Properties Ltd. (Hong Kong)	86,500	237,495
King’s Town Construction Co. Ltd. (Taiwan)	14,000	7,898
Klovern AB (Sweden) (Class B Stock)	131,012	148,123
Kungsleden AB (Sweden)	19,242	136,082
L.P.N. Development PCL (Thailand)	47,700	18,982
LendLease Group (Australia)	14,325	152,075
Logan Property Holdings Co. Ltd. (China)	80,000	29,776
Longfor Properties Co. Ltd. (China)	60,500	86,069
LPS Brasil Consultoria de Imoveis SA (Brazil)	1,200	851
LVGEM China Real Estate Investment Co. Ltd. (Hong Kong)*	52,000	15,686
Mah Sing Group Bhd (Malaysia)	29,400	10,700
MBK PCL (Thailand)	134,700	56,667
Mingfa Group International Co. Ltd. (Hong Kong)*	88,000	21,414
Mitsui Fudosan Co. Ltd. (Japan)	50,000	1,245,383
Mobimo Holding AG (Switzerland)*	1,143	278,217
Modernland Realty Tbk PT (Indonesia)	479,800	14,546
Multiplan Empreendimentos Imobiliarios SA (Brazil)	500	7,488
Nam Tai Property, Inc. (China)	2,185	13,416
New World China Land Ltd. (Hong Kong)	150,000	152,863
New World Development Co. Ltd. (Hong Kong)	449,000	427,738
Nexity SA (France)	1,885	98,103
NTT Urban Development Corp. (Japan)	5,600	54,807
Parque Arauco SA (Chile)	13,384	24,562
Ping An Securities Group (Holdings) Ltd. (Hong Kong)*	380,000	6,865
Prince Housing & Development Corp. (Taiwan)	102,000	37,853
Property Perfect PCL (Thailand)	303,000	7,321
PSP Swiss Property AG (Switzerland)*	4,012	385,773
Radium Life Tech Co. Ltd. (Taiwan)*	75,260	24,669
Realogy Holdings Corp.*	1,774	64,059
Red Star Macalline Group Corp. Ltd. (China), 144A*	112,200	125,534
Redco Properties Group Ltd. (China), 144A	14,000	10,117
Robinsons Land Corp. (Philippines)	149,500	90,690
Rojana Industrial Park PCL (Thailand)	27,780	4,304
S IMMO AG (Austria)*	19,358	179,172
Sansiri PCL (Thailand)	505,300	21,976
Savills PLC (United Kingdom)	8,385	91,219
Selvaag Bolig ASA (Norway)	4,383	13,401
Sentul City Tbk PT (Indonesia)	1,137,700	6,002
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China)	4,800	8,198
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China)^	5,800	19,424
Shenzhen SEG Co. Ltd. (China)*	22,000	16,488
Siam Future Development PCL (Thailand)	47,424	8,021
Silver Grant International Industries Ltd. (China)	86,000	10,081

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sino Land Co. Ltd. (Hong Kong)	222,000	$352,633
Sinyi Realty, Inc. (Taiwan)	11,000	9,385
SM Prime Holdings, Inc. (Philippines)	609,200	290,576
Sonae Sierra Brasil SA (Brazil)	1,000	4,414
SP Setia Bhd Group (Malaysia)	24,000	19,254
St. Joe Co. (The)*	3,613	61,963
Sun Hung Kai Properties Ltd. (Hong Kong)	93,704	1,146,611
Sunshine 100 China Holdings Ltd. (China), 144A*	51,000	22,659
Sunway Bhd (Malaysia)	23,000	18,511
Supalai PCL (Thailand)	38,300	20,358
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	37,000	399,080
Swire Properties Ltd. (Hong Kong)	59,800	161,866
Swiss Prime Site AG (Switzerland)*	5,815	512,331
TAG Immobilien AG (Germany)	11,335	153,135
Taiwan Land Development Corp. (Taiwan)	40,400	14,692
Technopolis OYJ (Finland)	15,888	67,796
Tian Shan Development Holding Ltd. (China)	10,000	4,127
TICON Industrial Connection PCL (Thailand) (Class F Stock)	14,900	5,082
Times Property Holdings Ltd. (China)	53,000	21,656
Tokyu Fudosan Holdings Corp. (Japan)	25,700	174,438
Tosei Corp. (Japan)	11,700	84,680
United Development Co. (Qatar)*	7,180	38,824
UOA Development Bhd (Malaysia)	22,700	12,335
Vista Land & Lifescapes, Inc. (Philippines)	214,500	21,721
Vonovia SE (Germany)	9,406	337,684
WHA Corp. PCL (Thailand)*	163,950	14,540
Wharf Holdings Ltd. (The) (Hong Kong)	86,000	471,063
Wheelock & Co. Ltd. (Hong Kong)	113,000	504,934
Wihlborgs Fastigheter AB (Sweden)	10,005	212,194
Wuzhou International Holdings Ltd. (China)*	74,000	7,536
Xinyuan Real Estate Co. Ltd. (China), ADR	5,100	22,593
Yanlord Land Group Ltd. (Singapore)	227,000	205,575
Yea Shin International Development Co. Ltd. (Taiwan)	6,000	2,843
Yida China Holdings Ltd. (Hong Kong)	94,000	33,580
Ying Li International Real Estate Ltd. (Singapore)*	120,700	12,639
Yungshin Construction & Development Co. Ltd. (Taiwan)	4,000	3,511
Yuzhou Properties Co. Ltd. (China)*	119,000	31,329
Zall Development Group Ltd. (China)	90,000	27,610
Zhong An Real Estate Ltd. (China)*	66,000	6,211

		21,764,035

Road & Rail — 0.4%
Asciano Ltd. (Australia)	23,154	159,102
Aurizon Holdings Ltd. (Australia)	21,704	65,952
BTS Group Holdings PCL (Thailand)	109,200	27,781
Canadian National Railway Co. (Canada)	13,300	831,128
Central Japan Railway Co. (Japan)	4,700	831,202
CJ Korea Express Corp. (South Korea)*	343	57,033
ComfortDelGro Corp. Ltd. (Singapore)	44,000	95,365
CSX Corp.	19,499	502,099
Dazhong Transportation Group Co. Ltd. (China)	12,000	15,420
DSV A/S (Denmark)	4,778	198,737
East Japan Railway Co. (Japan)	8,300	715,954

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Evergreen International Storage & Transport Corp. (Taiwan)	42,000	$17,607
FirstGroup PLC (United Kingdom)*	94,769	131,350
Guangshen Railway Co. Ltd. (China) (Class H Stock)	50,000	21,495
Hankyu Hanshin Holdings, Inc. (Japan)	24,000	153,053
Heartland Express, Inc.	3,609	66,947
Hitachi Transport System Ltd. (Japan)	3,900	65,107
J.B. Hunt Transport Services, Inc.	1,174	98,898
JSL SA (Brazil)	1,400	3,352
Keikyu Corp. (Japan)	4,000	35,183
Keio Corp. (Japan)	21,000	184,297
Keisei Electric Railway Co. Ltd. (Japan)	13,000	182,893
Kintetsu Group Holdings Co. Ltd. (Japan)	22,000	89,159
Knight Transportation, Inc.	2,742	71,703
Landstar System, Inc.	1,392	89,937
Localiza Rent A Car SA (Brazil)	1,300	10,734
MTR Corp. Ltd. (Hong Kong)	42,730	211,774
Nagoya Railroad Co. Ltd. (Japan)	29,000	135,412
Nankai Electric Railway Co. Ltd. (Japan)	13,000	70,534
National Express Group PLC (United Kingdom)	22,315	109,972
Nikkon Holdings Co. Ltd. (Japan)	5,100	92,304
Nippon Express Co. Ltd. (Japan)	36,000	163,673
Norfolk Southern Corp.	6,693	557,192
Northgate PLC (United Kingdom)	15,873	91,902
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	97,901
Old Dominion Freight Line, Inc.*(a)	1,295	90,158
PKP Cargo SA (Poland)	1,426	16,368
Sankyu, Inc. (Japan)	14,000	63,879
Seino Holdings Co. Ltd. (Japan)	52,300	562,652
Senko Co. Ltd. (Japan)	8,000	48,706
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China)	2,100	4,379
SMRT Corp. Ltd. (Singapore)	73,000	81,759
Tobu Railway Co. Ltd. (Japan)	24,000	119,647
Tokyu Corp. (Japan)	20,000	167,508
Union Pacific Corp.	14,071	1,119,348
Werner Enterprises, Inc.	2,409	65,428
West Japan Railway Co. (Japan)	4,900	302,561

		8,894,545

Semiconductors & Semiconductor Equipment — 0.4%
ams AG (Austria)	1,971	67,545
Ardentec Corp. (Taiwan)	26,400	18,046
ARM Holdings PLC (United Kingdom)	1,416	20,619
ARM Holdings PLC (United Kingdom), ADR(a)	8,848	386,569
ASM International NV (Netherlands)	11,380	508,889
ASML Holding NV (Netherlands)	7,190	723,563
BE Semiconductor Industries NV (Netherlands)	9,925	271,189
Chen Full International Co. Ltd. (Taiwan)	3,000	4,985
China Soft Power Technology Holdings Ltd. (Hong Kong)*	42,000	1,521
ChipMOS TECHNOLOGIES, Inc. (Taiwan)	15,000	15,683
Cirrus Logic, Inc.*	1,790	65,174
Disco Corp. (Japan)	1,100	93,072
Everlight Electronics Co. Ltd. (Taiwan)	17,000	28,308
Formosa Advanced Technologies Co. Ltd. (Taiwan)	11,000	7,915

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Genesis Photonics, Inc. (Taiwan)*	36,000	$7,325
Global Lighting Technologies, Inc. (Taiwan)	4,000	8,444
Global Mixed Mode Technology, Inc. (Taiwan)	4,000	8,709
Global Unichip Corp. (Taiwan)	1,000	2,612
Grand Plastic Technology Corp. (Taiwan)	1,000	7,630
Greatek Electronics, Inc. (Taiwan)	17,000	19,426
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	4,100
Himax Technologies, Inc. (Taiwan), ADR	1,800	20,232
Holtek Semiconductor, Inc. (Taiwan)	6,000	9,783
Intel Corp.	96,531	3,122,778
JA Solar Holdings Co. Ltd. (China), ADR*	3,500	30,135
King Yuan Electronics Co. Ltd. (Taiwan)*	52,000	46,173
Kinsus Interconnect Technology Corp. (Taiwan)	15,000	33,310
KLA-Tencor Corp.	1,583	115,258
Linear Technology Corp.	3,222	143,572
Lite-On Semiconductor Corp. (Taiwan)	25,000	16,916
Maxim Integrated Products, Inc.	4,654	171,174
Megachips Corp. (Japan)	3,400	38,190
Melexis NV (Belgium)	6,133	332,936
Mimasu Semiconductor Industry Co. Ltd. (Japan)	5,400	49,536
Phison Electronics Corp. (Taiwan)	4,000	32,562
Powertech Technology, Inc. (Taiwan)	23,000	52,125
Rambus, Inc.*	2,364	32,505
Richtek Technology Corp. (Taiwan)	2,000	12,056
Rohm Co. Ltd. (Japan)	5,700	239,724
Rudolph Technologies, Inc.*	3,709	50,665
Semiconductor Manufacturing International Corp. (China)*	1,148,000	101,968
Shinko Electric Industries Co. Ltd. (Japan)	42,500	238,910
Sigurd Microelectronics Corp. (Taiwan)*	25,000	18,442
Silicon Laboratories, Inc.*	1,311	58,943
Siliconware Precision Industries Co. Ltd. (Taiwan)	72,000	116,288
Sonix Technology Co. Ltd. (Taiwan)	4,000	4,388
STMicroelectronics NV (Switzerland), (CHI-X)	18,849	104,776
STMicroelectronics NV (Switzerland), (SGMX)	4,535	25,243
Sunplus Technology Co. Ltd. (Taiwan)	42,000	17,106
Synaptics, Inc.*	822	65,546
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	102,600	2,688,120
Taiwan Surface Mounting Technology Corp. (Taiwan)	21,000	18,652
Tessera Technologies, Inc.	1,964	60,884
Tokyo Electron Ltd. (Japan)	5,800	377,751
Topco Scientific Co. Ltd. (Taiwan)	6,657	12,392
Transcend Information, Inc. (Taiwan)	8,000	24,715
Trina Solar Ltd. (China), ADR*	4,300	42,742
Visual Photonics Epitaxy Co. Ltd. (Taiwan)*	5,000	8,614
Win Semiconductors Corp. (Taiwan)	19,806	39,204
Youngtek Electronics Corp. (Taiwan)	7,130	10,506

		10,856,144

Software — 0.6%
ACI Worldwide, Inc.*	2,732	56,798
Activision Blizzard, Inc.	6,995	236,711

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
ANSYS, Inc.*	1,308	$117,014
Asseco Poland SA (Poland)	3,343	54,206
Aveva Group PLC (United Kingdom)	2,861	64,658
CA, Inc.(a)	6,115	188,281
Capcom Co. Ltd. (Japan)	2,200	53,598
Cdk Global, Inc.	2,333	108,601
Cyberlink Corp. (Taiwan)	2,000	4,563
Dassault Systemes (France)	2,118	167,813
Electronic Arts, Inc.*	4,108	271,580
FleetMatics Group PLC*	1,254	51,050
Fuji Soft, Inc. (Japan)	2,200	47,978
Gamania Digital Entertainment Co. Ltd. (Taiwan)	3,000	3,498
Gemalto NV (Netherlands)	3,046	224,832
Globo PLC (United Kingdom)*^(g)	109,171	—
Konami Holdings Corp. (Japan)(a)	4,200	124,127
KongZhong Corp. (China), ADR*	1,100	7,898
Linx SA (Brazil)	300	4,038
Marvelous, Inc. (Japan)(a)	15,700	140,869
Mentor Graphics Corp.	4,228	85,955
Micro Focus International PLC (United Kingdom)	17,107	385,181
Microsoft Corp.	99,048	5,470,421
National Agricultural Holdings Ltd. (Hong Kong)*	8,000	2,509
Nemetschek SE (Germany)	477	22,987
NICE-Systems Ltd. (Israel), ADR	2,230	144,482
Nintendo Co. Ltd. (Japan)	500	71,074
NQ Mobile, Inc. (China), ADR*	5,600	25,648
Nsd Co. Ltd. (Japan)	6,000	88,588
Open Text Corp. (Canada)	3,000	155,411
Oracle Corp.	57,973	2,371,675
Sage Group PLC (The) (United Kingdom)	34,585	311,831
SAP SE (Germany)	17,772	1,430,087
Shanghai Baosight Software Co. Ltd. (China)	1,700	6,596
SimCorp A/S (Denmark)	2,189	100,904
Software AG (Germany)	9,427	368,192
Square Enix Holdings Co. Ltd. (Japan)	2,600	70,235
SS&C Technologies Holdings, Inc.	1,261	79,973
Symantec Corp.	16,299	299,576
Synopsys, Inc.*	3,576	173,221
Totvs SA (Brazil)	1,186	8,833
Trend Micro, Inc. (Japan)	1,800	65,880
UBISOFT Entertainment (France)*	4,352	136,470
VMware, Inc. (Class A Stock)*	3,914	204,741
X-Legend Entertainment Co. Ltd. (Taiwan)	250	525
Zynga, Inc. (Class A Stock)*	9,611	21,913

		14,031,021

Specialty Retail — 0.5%
Aaron’s, Inc.	3,304	82,930
Abercrombie & Fitch Co. (Class A Stock)	1,890	59,611
Ace Hardware Indonesia Tbk PT (Indonesia)	96,000	6,480
Adastria Co. Ltd. (Japan)	1,680	50,974
Advance Auto Parts, Inc.	982	157,454
Alpen Co. Ltd. (Japan)	4,000	65,904
American Eagle Outfitters, Inc.	3,625	60,429
AOKI Holdings, Inc. (Japan)	6,400	77,229
Aoyama Trading Co. Ltd. (Japan)	4,000	153,509

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ascena Retail Group, Inc.*	6,181	$68,362
Autobacs Seven Co. Ltd. (Japan)	3,600	60,733
AutoNation, Inc.*(a)	1,874	87,478
Barnes & Noble Education, Inc.*	1,673	16,395
Barnes & Noble, Inc.	2,503	30,937
Bed Bath & Beyond, Inc.*(a)	5,082	252,270
Best Buy Co., Inc.	6,458	209,498
Bic Camera, Inc. (Japan)	4,300	39,009
Buckle, Inc. (The)(a)	852	28,857
Byggmax Group AB (Sweden)	41,854	383,787
Cabela’s, Inc.*(a)	1,493	72,694
Cashbuild Ltd. (South Africa)	788	17,293
Cato Corp. (The) (Class A Stock)	1,561	60,177
Chico’s FAS, Inc.	3,436	45,596
Children’s Place, Inc. (The)	848	70,783
China Greenland Rundong Auto Group Ltd. (China)*	16,000	5,966
China Yongda Automobiles Services Holdings Ltd. (China)	40,500	23,890
Chiyoda Co. Ltd. (Japan)	2,300	66,152
Cia Hering (Brazil)	2,400	9,785
CST Brands, Inc.	1,705	65,284
DCM Holdings Co. Ltd. (Japan)	40,200	290,553
Dick’s Sporting Goods, Inc.	2,505	117,109
Dixons Carphone PLC (United Kingdom)	34,678	211,930
DSW, Inc. (Class A Stock)	1,735	47,955
EDION Corp. (Japan)	9,600	72,754
E-LIFE MALL Corp. (Taiwan)	4,000	7,335
Express, Inc.*	2,558	54,767
Fast Retailing Co. Ltd. (Japan)	800	255,619
Fielmann AG (Germany)	1,294	98,178
Finish Line, Inc. (The) (Class A Stock)	1,428	30,131
Foot Locker, Inc.(a)	2,449	157,961
Formosa Optical Technology Co. Ltd. (Taiwan)	2,000	4,878
GameStop Corp. (Class A Stock)	3,812	120,955
Gap, Inc. (The)(a)	6,323	185,896
Geo Holdings Corp. (Japan)	4,200	69,794
Giordano International Ltd. (Hong Kong)	66,000	30,226
GNC Holdings, Inc. (Class A Stock)	2,886	91,631
Groupe Fnac (France)*	3,159	198,460
Haverty Furniture Cos., Inc.	1,125	23,805
Hengdeli Holdings Ltd. (Hong Kong)	108,000	8,910
Hennes & Mauritz AB (Sweden) (Class B Stock)	10,707	356,374
Holdsport Ltd. (South Africa)	3,291	13,583
Home Depot, Inc. (The)	10,438	1,392,742
Home Product Center PCL (Thailand)	76,248	17,881
Honeys Co. Ltd. (Japan)	3,070	32,108
Industria de Diseno Textil SA (Spain)	11,473	384,571
Italtile Ltd. (South Africa)	6,522	5,301
JB Hi-Fi Ltd. (Australia)(a)	30,770	555,627
Kingfisher PLC (United Kingdom)	92,118	496,845
Kohnan Shoji Co. Ltd. (Japan)	7,000	104,081
Komeri Co. Ltd. (Japan)	1,800	36,781
Konaka Co. Ltd. (Japan)	3,100	15,171
Koradior Holdings Ltd. (China)	2,000	3,158
K’s Holdings Corp. (Japan)	3,100	102,698
Lewis Group Ltd. (South Africa)	6,222	19,808
Lookers PLC (United Kingdom)	6,174	14,034
Lowe’s Cos., Inc.	11,987	908,015

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Monro Muffler Brake, Inc.(a)	631	$45,098
Murphy USA, Inc.*	1,260	77,427
Nitori Holdings Co. Ltd. (Japan)	1,600	146,400
Office Depot, Inc.*	13,750	97,625
O’Reilly Automotive, Inc.*	1,175	321,551
Pou Sheng International Holdings Ltd. (Hong Kong)*	125,000	27,076
Premier Investments Ltd. (Australia)	40,738	527,706
Rent-A-Center, Inc.	2,167	34,347
Restoration Hardware Holdings, Inc.*(a)	809	33,897
Rona, Inc. (Canada)	2,300	41,918
Ross Stores, Inc.	6,116	354,116
Sanrio Co. Ltd. (Japan)	1,100	21,502
Senao International Co. Ltd. (Taiwan)	7,000	9,393
Shanghai La Chapelle Fashion Co. Ltd. (China), 144A	8,600	11,973
Shimachu Co. Ltd. (Japan)	700	16,699
Shimamura Co. Ltd. (Japan)	1,000	124,831
Siam Global House PCL (Thailand)*	29,190	8,463
Signet Jewelers Ltd.	1,348	167,192
Staples, Inc.	22,675	250,105
Super Group Ltd. (South Africa)*	6,102	18,037
Super Retail Group Ltd. (Australia)	23,268	152,460
Symphony Holdings Ltd. (Hong Kong)*	170,000	20,170
Tiphone Mobile Indonesia Tbk PT (Indonesia)	47,900	2,725
TJX Cos., Inc. (The)	9,071	710,713
Tractor Supply Co.	1,589	143,741
Truworths International Ltd. (South Africa)	1,287	8,549
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	4,124
Ulta Salon Cosmetics & Fragrance, Inc.*	672	130,193
Urban Outfitters, Inc.*	2,386	78,953
USS Co. Ltd. (Japan)	2,600	41,488
Valora Holding AG (Switzerland)	388	96,883
Vitamin Shoppe, Inc.*(a)	971	30,062
WH Smith PLC (United Kingdom)	3,152	82,107
Williams-Sonoma, Inc.	1,396	76,417
Xebio Holdings Co. Ltd. (Japan)	3,800	60,675
Yamada Denki Co. Ltd. (Japan)	33,600	158,827
Yellow Hat Ltd. (Japan)	1,900	38,161

		13,038,695

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	4,596	33,774
Apple, Inc.	118,887	12,957,494
Asustek Computer, Inc. (Taiwan)	32,000	287,148
Aten International Co. Ltd. (Taiwan)	3,000	6,966
BOE Technology Group Co. Ltd. (China) (Class B Stock)	41,500	11,019
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	105,854	9,508
Canon, Inc. (Japan)	38,600	1,151,166
Chicony Electronics Co. Ltd. (Taiwan)	15,180	39,056
China Digital TV Holding Co. Ltd. (China), ADR*	2,500	4,275
CMC Magnetics Corp. (Taiwan)*	113,852	12,305
DFI, Inc. (Taiwan)	4,000	6,125
Eizo Corp. (Japan)	3,600	90,532
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	35,216	21,984
EMC Corp.	42,285	1,126,895

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
FUJIFILM Holdings Corp. (Japan)	19,800	$782,641
Getac Technology Corp. (Taiwan)	34,000	23,865
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	33,089
Hewlett Packard Enterprise Co.	83,814	1,486,022
Hitachi Maxell Ltd. (Japan)*	3,200	48,673
Ibase Technology, Inc. (Taiwan)	3,150	5,371
IEI Integration Corp. (Taiwan)	11,660	13,467
Innodisk Corp. (Taiwan)	1,000	3,541
Inventec Corp. (Taiwan)	120,000	75,990
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	50,093
KYE Systems Corp. (Taiwan)	20,662	6,409
Lenovo Group Ltd. (China)	226,000	176,139
Lite-On Technology Corp. (Taiwan)	93,232	113,733
Melco Holdings, Inc. (Japan)	2,700	55,064
Micro-Star International Co. Ltd. (Taiwan)	27,000	41,591
Neopost SA (France)	4,620	96,927
NetApp, Inc.	9,366	255,598
Portwell, Inc. (Taiwan)	4,000	5,508
Primax Electronics Ltd. (Taiwan)	17,000	19,924
Quanta Computer, Inc. (Taiwan)	95,000	165,795
Quanta Storage, Inc. (Taiwan)	20,000	14,290
Ricoh Co. Ltd. (Japan)(a)	44,600	453,945
Riso Kagaku Corp. (Japan)	4,200	64,744
Ritek Corp. (Taiwan)*	354,000	30,011
Samsung Electronics Co. Ltd. (South Korea)	4,431	5,085,047
Seiko Epson Corp. (Japan)	6,600	106,147
Sunrex Technology Corp. (Taiwan)*	23,301	11,586
TCL Communication Technology Holdings Ltd. (China)	28,000	18,431
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	8,761
Wincor Nixdorf AG (Germany)*	1,513	83,930
Wistron Corp. (Taiwan)	155,000	95,730

		25,190,309

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	4,053	473,233
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,957	14,652
Anta Sports Products Ltd. (China)	19,000	41,827
Arezzo Industria e Comercio SA (Brazil)	200	1,299
Asics Corp. (Japan)	6,900	123,049
Belle International Holdings Ltd. (China)	266,000	154,196
Best Pacific International Holdings Ltd. (China)	16,000	8,828
Bijou Brigitte AG (Germany)	651	41,544
Bosideng International Holdings Ltd. (Hong Kong)	234,000	18,725
Boyner Perakende Ve Tekstil Yatirimlari A/S (Turkey)*	331	9,438
Brunello Cucinelli SpA (Italy)	2,715	51,408
Cabbeen Fashion Ltd. (China)	16,000	7,450
Carter’s, Inc.	1,261	132,884
CCC SA (Poland)	484	20,699
China Dongxiang Group Co. Ltd. (China)	162,000	32,812
China Lilang Ltd. (China)	17,000	10,414
Christian Dior SE (France)	1,090	197,372
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)*	64,000	10,444
Coach, Inc.	4,963	198,967
Cosmo Lady China Holdings Co. Ltd. (China), 144A	15,000	12,134

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Daphne International Holdings Ltd. (China)*	76,000	$10,105
De Licacy Industrial Co. Ltd. (Taiwan)*	7,000	7,868
Deckers Outdoor Corp.*(a)	695	41,637
Eclat Textile Co. Ltd. (Taiwan)	2,191	28,868
Feng TAY Enterprise Co. Ltd. (Taiwan)	4,622	24,556
Fila Korea Ltd. (South Korea)	1,003	83,523
Formosa Taffeta Co. Ltd. (Taiwan)	51,000	49,856
Forus SA (Chile)	2,409	6,832
Fuguiniao Co. Ltd. (China) (Class H Stock)	17,000	8,525
Gildan Activewear, Inc. (Canada)	5,900	179,896
Grendene SA (Brazil)	1,400	6,631
Guararapes Confeccoes SA (Brazil)	200	3,170
Gunze Ltd. (Japan)	24,000	67,886
Handsome Co. Ltd. (South Korea)	1,910	67,042
Hanesbrands, Inc.(a)	6,650	188,461
Hansae Co. Ltd. (South Korea)	1,102	54,636
Hermes International (France)	235	82,631
HOSA International Ltd. (China)	20,000	5,730
Hugo Boss AG (Germany)	1,874	122,511
Kering (France)	1,971	351,909
Kwong Fong Industries Corp. (Taiwan)*	23,760	13,987
Lealea Enterprise Co. Ltd. (Taiwan)	83,258	24,519
LF Corp. (South Korea)	2,090	47,332
Li Ning Co. Ltd. (China)*	32,791	15,186
Li Peng Enterprise Co. Ltd. (Taiwan)*	64,650	16,664
lululemon athletica, Inc.*	855	57,892
Luthai Textile Co. Ltd. (China) (Class B Stock)	10,300	13,672
Luxottica Group SpA (Italy)	1,488	81,971
LVMH Moet Hennessy Louis Vuitton SE (France)	4,000	683,507
Makalot Industrial Co. Ltd. (Taiwan)	2,504	15,067
MC Group PCL (Thailand)	18,200	6,725
Michael Kors Holdings Ltd.*	4,291	244,415
Nan Liu Enterprise Co. Ltd. (Taiwan)	1,000	4,397
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	12,949
NIKE, Inc. (Class B Stock)	16,498	1,014,132
Onward Holdings Co. Ltd. (Japan)	16,000	109,172
Pak Tak International (Hong Kong)*	30,000	3,709
Pan Brothers Tbk PT (Indonesia)	160,300	6,045
Peak Sport Products Co. Ltd. (China)	47,000	11,539
Pegas Nonwovens SA (Czech Republic)	669	20,955
POU Chen Corp. (Taiwan)	106,000	135,001
Prada SpA (Italy)	14,000	48,187
Puma SE (Germany)	269	59,320
PVH Corp.	2,319	229,720
Ralph Lauren Corp.	2,022	194,638
Safilo Group SpA (Italy)*	2,483	22,108
Samsonite International SA	32,400	108,594
Sanyo Shokai Ltd. (Japan)	46,000	104,324
Shanghai Haixin Group Co. (China) (Class B Stock)	18,300	14,457
Shenzhou International Group Holdings Ltd. (China)	12,000	65,370
Shinih Enterprise Co. Ltd. (Taiwan)	10,000	7,378
Sri Rejeki Isman Tbk PT (Indonesia)	288,200	7,016
Tack Fiori International Group Ltd. (Hong Kong)*	4,000	167
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	15,522
Tainan Spinning Co. Ltd. (Taiwan)	95,143	40,030
Taiwan Paiho Ltd. (Taiwan)	3,000	8,979

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Texwinca Holdings Ltd. (Hong Kong)	142,000	$138,726
Toung Loong Textile Manufacturing (Taiwan)	2,000	5,573
TSI Holdings Co. Ltd. (Japan)	7,800	51,921
VF Corp.	3,961	256,514
Victory City International Holdings Ltd. (Hong Kong)	136,000	9,841
Wacoal Holdings Corp. (Japan)	7,000	83,534
Weiqiao Textile Co. (China) (Class H Stock)	50,000	36,090
Wolverine World Wide, Inc.	3,701	68,172
XTEP International Holdings Ltd. (China)	38,500	20,768
Yondoshi Holdings, Inc. (Japan)	1,500	37,013
Youngone Corp. (South Korea)	830	34,932
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	120,331
Zig Sheng Industrial Co. Ltd. (Taiwan)	45,000	12,600

		7,294,309

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	80,103
BofI Holding, Inc.*	1,565	33,397
Capitol Federal Financial, Inc.	8,398	111,357
EverBank Financial Corp.	5,387	81,290
Genworth MI Canada, Inc. (Canada)(a)	3,900	91,918
Kearny Financial Corp.(a)	9,320	115,102
Malaysia Building Society Bhd (Malaysia)	74,300	26,090
New York Community Bancorp, Inc.	12,735	202,487
Northwest Bancshares, Inc.	11,817	159,648
Paragon Group of Cos. PLC (United Kingdom)	1,839	8,511
Provident Financial Services, Inc.	4,618	93,237
Washington Federal, Inc.	7,264	164,530

		1,167,670

Tobacco — 0.1%
Altria Group, Inc.	5,696	356,911
British American Tobacco PLC (United Kingdom)	15,726	919,590
Gudang Garam Tbk PT (Indonesia)	6,900	33,966
Imperial Brands PLC (United Kingdom)	12,710	703,716
Japan Tobacco, Inc. (Japan)	16,500	686,774
KT&G Corp. (South Korea)	2,606	250,932
Reynolds American, Inc.	6,462	325,103
Universal Corp.	1,887	107,200

		3,384,192

Trading Companies & Distributors — 0.1%
AKR Corporindo Tbk PT (Indonesia)	18,900	9,900
Barloworld Ltd. (South Africa)	4,531	23,099
BayWa AG (Germany)	2,226	75,183
Brenntag AG (Germany)	4,359	248,388
Bunzl PLC (United Kingdom)	7,141	207,137
Cramo OYJ (Finland)	1,013	20,837
Fastenal Co.	2,489	121,961
Ferreycorp SAA (Peru)	132,889	58,841
Fly Leasing Ltd. (Ireland), ADR	1,437	18,264
Hudaco Industries Ltd. (South Africa)	991	7,249
Inaba Denki Sangyo Co. Ltd. (Japan)	3,700	116,392
Inabata & Co. Ltd. (Japan)	5,300	52,563
Invicta Holdings Ltd. (South Africa)	3,332	11,801
Iwatani Corp. (Japan)	17,000	98,656
Kamei Corp. (Japan)	17,900	179,899

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Kanamoto Co. Ltd. (Japan)	700	$16,466
Kuroda Electric Co. Ltd. (Japan)	6,400	95,730
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,000	3,660
MISUMI Group, Inc. (Japan)	6,300	90,072
MSC Industrial Direct Co., Inc. (Class A Stock)	1,223	93,327
Nagase & Co. Ltd. (Japan)	7,700	84,553
Nishio Rent All Co. Ltd. (Japan)	2,100	49,735
NOW, Inc.*(a)	5,142	91,116
Prosperity International Holdings HK Ltd. (Hong Kong)*	360,000	10,115
Ramirent OYJ (Finland)	24,933	162,829
Solar A/S (Denmark) (Class B Stock)	615	31,288
Tomoe Engineering Co. Ltd. (Japan)	2,200	29,105
Toromont Industries Ltd. (Canada)	2,400	63,403
W.W. Grainger, Inc.	567	132,355
Wakita & Co. Ltd. (Japan)	7,900	65,895
Watsco, Inc.	364	49,045

		2,318,864

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	9,371	153,867
Aena SA (Spain), 144A*(g)	1,608	207,334
Aeroports de Paris (France)	1,258	155,360
Airports of Thailand PCL (Thailand)	5,800	66,276
Anhui Expressway Co. Ltd. (China)	12,000	9,353
Arteris SA (Brazil)	1,900	5,094
ASTM SpA (Italy)	9,608	110,897
Atlantia SpA (Italy)	6,849	189,767
Auckland International Airport Ltd. (New Zealand)	31,164	138,473
Bangkok Expressway & Metro PCL (Thailand)*	125,300	19,767
BBA Aviation PLC (United Kingdom)	35,778	102,845
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	84,000	89,713
CCR SA (Brazil)	4,600	17,936
China Dredging Environment Protection Holdings Ltd. (China)*	84,000	14,424
China Merchants Holdings International Co. Ltd. (China)	82,000	243,822
Cosco International Holdings Ltd. (China)	32,000	16,473
COSCO Pacific Ltd. (China)	96,000	125,847
EcoRodovias Infraestrutura e Logistica SA (Brazil)	2,400	3,991
Flughafen Wien AG (Austria)	563	61,439
Flughafen Zuerich AG (Switzerland)	167	149,398
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,666	100,887
Global Ports Investments PLC (Russia), GDR*	1,334	4,202
Grupo Aeroportuario del Centro Norte Sabde CV (Mexico)*	3,100	17,785
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	260	23,065
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	167	25,078
Guangdong Provincial Expressway Development Co. Ltd. (China)	44,900	23,329

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Hamburger Hafen und Logistik AG (Germany)	4,011	$59,065
HNA Infrastructure Co. Ltd. (China)	16,000	17,918
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,480
Hutchison Port Holdings Trust (Singapore), UTS	230,000	115,000
International Container Terminal Services, Inc. (Philippines)	14,080	20,690
Jasa Marga Persero Tbk PT (Indonesia)*	26,600	10,825
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	28,000	37,707
Jinzhou Port Co. Ltd. (China)	29,400	17,067
Kamigumi Co. Ltd. (Japan)	16,000	150,517
Macquarie Infrastructure Corp.	1,266	85,379
Mitsubishi Logistics Corp. (Japan)	6,000	78,709
Nissin Corp. (Japan)	29,000	79,282
Nusantara Infrastructure Tbk PT (Indonesia)*	268,100	2,505
Port of Tauranga Ltd. (New Zealand)	575	7,294
Prumo Logistica SA (Brazil)*	2,760	4,145
Qingdao Port International Co. Ltd. (China), 144A	112,000	52,169
Qinhuangdao Port Co. Ltd. (China)	88,000	34,051
Santos Brasil Participacoes SA (Brazil), UTS	1,100	4,026
SATS Ltd. (Singapore)	39,000	114,249
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	26,000	22,730
Sociedad Matriz SAAM SA (Chile)	224,795	16,748
Societa Iniziative Autostradali e Servizi SpA (Italy)	22,830	233,716
TAV Havalimanlari Holding A/S (Turkey)	2,591	15,463
Transurban Group (Australia)	22,686	197,060
Wesco Aircraft Holdings, Inc.*	3,156	45,415
Wilson Sons Ltd. (Brazil), BDR	1,100	9,744
Yuexiu Transport Infrastructure Ltd. (China)	48,000	32,369
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	116,000	124,479

		3,667,224

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	29,039	16,593
American States Water Co.	1,972	77,618
American Water Works Co., Inc.(a)	3,621	249,596
Aqua America, Inc.	3,148	100,169
Beijing Enterprises Water Group Ltd. (China)*	130,000	81,565
California Water Service Group	3,018	80,641
China Water Affairs Group Ltd. (Hong Kong)	38,000	15,639
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	5,500	36,300
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,400	12,288
CT Environmental Group Ltd. (China)	62,000	18,226
Guangdong Investment Ltd. (China)	80,000	101,157
Inversiones Aguas Metropolitanas SA (Chile)	6,548	10,399
Manila Water Co., Inc. (Philippines)	37,700	22,113
Pennon Group PLC (United Kingdom)	13,149	152,920
Severn Trent PLC (United Kingdom)	5,852	182,296

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Siic Environment Holdings Ltd. (Singapore)*	20,920	$10,622
TTW PCL (Thailand)	54,700	15,549
United Utilities Group PLC (United Kingdom)	20,023	265,045

		1,448,736

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	13,900	71,910
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	24,130	374,739
Axiata Group Bhd (Malaysia)	72,400	109,278
China Mobile Ltd. (China)	207,000	2,292,519
DiGi.Com Bhd (Malaysia)	4,100	5,192
Empresa Nacional de Telecomunicaciones SA (Chile)	2,127	18,778
Far EasTone Telecommunications Co. Ltd. (Taiwan)	29,000	64,951
Freenet AG (Germany)	5,391	161,014
Globe Telecom, Inc. (Philippines)	400	19,281
Indosat Tbk PT (Indonesia)*	42,400	19,736
KDDI Corp. (Japan)	48,100	1,283,346
Maxis Bhd (Malaysia)	13,000	21,153
MegaFon PJSC (Russia), GDR	952	10,473
Millicom International Cellular SA (Luxembourg), SDR	2,072	113,027
Mobistar SA (Belgium)*	2,070	46,288
NTT DoCoMo, Inc. (Japan)	33,100	752,410
Philippine Long Distance Telephone Co. (Philippines), ADR	1,375	59,551
Rogers Communications, Inc. (Canada) (Class B Stock)	5,500	220,212
SK Telecom Co. Ltd. (South Korea)	1,613	292,291
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	102,449	170,774
SoftBank Group Corp. (Japan)	9,500	454,385
Taiwan Mobile Co. Ltd. (Taiwan)	20,000	64,931
Tele2 AB (Sweden) (Class B Stock)	11,067	102,433
Tim Participacoes SA (Brazil), ADR	2,460	27,208
T-Mobile US, Inc.*	3,548	135,888
Tower Bersama Infrastructure Tbk PT (Indonesia)*	29,700	13,022
Turkcell Iletisim Hizmetleri A/S (Turkey)	12,747	53,561
VimpelCom Ltd. (Netherlands), ADR	4,300	18,318
Vodacom Group Ltd. (South Africa)	3,516	38,191
Vodafone Group PLC (United Kingdom), ADR	86,027	2,757,165

		9,772,025

TOTAL COMMON STOCKS (cost $688,003,090)		708,614,926

EXCHANGE TRADED FUNDS — 0.8%
iShares MSCI India Index*	499,914	3,349,424
SPDR Dow Jones International Real Estate	2,363	97,970
SPDR S&P Bank ETF	579,083	17,586,751
Vanguard REIT ETF(a)	1,173	98,297

TOTAL EXCHANGE TRADED FUNDS (cost $19,656,569)		21,132,442

	Shares	Value
PREFERRED STOCKS — 0.2%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	3,041	$242,775
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,519	140,792

		383,567

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	550	28,313
Banco ABC Brasil SA (Brazil) (PRFC Shares)	2,200	7,526
Banco Daycoval SA (Brazil) (PRFC)	3,200	7,654
Banco Pan SA (Brazil) (PRFC)	21,600	10,513
CoBank ACB (PRFC)*	20,606	2,096,018
Grupo Aval Acciones y Valores (Colombia) (PRFC)	70,941	27,544
Itau Unibanco Holding SA (Brazil) (PRFC)	34,060	294,691
Itausa - Investimentos Itau SA (Brazil), (PRFC)	49,100	110,609
Shinkin Central Bank (Japan) (PRFC A)	70	138,887

		2,721,755

Beverages
Coca-Cola Embonor SA (Chile) (PRFC B)	14,472	26,442
Embotelladora Andina SA (Chile) (PRFC B)	4,460	14,643
Embotelladora Andina SA (Chile) (PRFC A)	3,684	10,449

		51,534

Chemicals
Braskem SA (Brazil) (PRFC A)	2,500	16,158

Construction Materials
Cementos Argos SA (Colombia) (PRFC)	2,553	8,917
STO SE & Co. KGaA (Germany) (PRFC)	2,108	267,455

		276,372

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	3,400	9,919
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	1,000	13,458
Cia Paranaense de Energia (Brazil) (PRFC B)	3,000	23,737
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)*	4,900	10,916

		58,030

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	2,500	34,729
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	200	2,782

		37,511

Gas Utilities
Cia de Gas de Sao Paulo (Brazil) (PRFC A)	700	7,573

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,359	259,509

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,600	29,075

Machinery
Marcopolo SA (Brazil) (PRFC)	25,100	16,405

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Machinery (cont’d.)
Randon SA Implementos e Participacoes (Brazil) (PRFC)	5,725	$4,856

		21,261

Metals & Mining
Cia Ferro Ligas da Bahia - Ferbasa (Brazil) (PRFC)	1,500	3,162
Gerdau SA (Brazil) (PRFC)	13,600	24,850
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)	9,100	4,556

		32,568

Multiline Retail
Europris ASA (Norway), 144A*	8,981	42,220
Lojas Americanas SA (Brazil) (PRFC)	1,200	5,587

		47,807

Oil, Gas & Consumable Fuels
AK Transneft OAO (Russia) (PRFC)	155	425,185
Philex Petroleum Corp. (Philippines)*	14,144	720
Surgutneftegas OAO (Russia) (PRFC)	329,500	220,393

		646,298

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	7,700	27,197

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,065	1,031,110

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	5,330	11,562

TOTAL PREFERRED STOCKS (cost $5,644,274)		5,658,887

	Units
RIGHTS*
Food & Staples Retailing
Casa Ley, expiring 01/30/17^(g)	5,004	729
Property Development Centers, expiring 01/30/19^(g)	5,004	192

		921

Metals & Mining
Usinas Siderurgicas De Minas Gerais SA (Brazil), expiring 04/20/16(g)	816	102

Road & Rail
Cosan Logistica SA (Brazil), expiring 04/14/16(g)	1,127	6

Textiles, Apparel & Luxury Goods
De Licacy Industrial Co. Ltd. (Taiwan), expiring 04/02/16(g)	650	165

TOTAL RIGHTS (cost $5,323)		1,194

	Shares
UNAFFILIATED FUNDS — 0.5%
Chemtrade Logistics Income Fund	3,200	43,784
CPN Retail Growth Leasehold Property Fund	55,600	30,028
Delta Property Fund Ltd	21,598	9,754

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Goldman Sachs Local Emerging Markets Debt Fund*	1,857,012	$11,810,598
HBM Healthcare Investments AG (Class A Stock)*	1,461	151,141
Samui Airport Property Fund Leasehold	27,900	18,875
Solvalor 61	392	101,215

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $13,454,952)		12,165,395

	Units
WARRANTS*
Capital Markets
OSK Holdings Bhd (Malaysia), expiring 07/22/20(g)	19,700	1,616

Electronic Equipment, Instruments & Components
Ju Teng International Holdings Ltd. (Hong Kong), expiring 10/14/16(g)	9,000	110
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	157

		267

Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	225

Marine
Precious Shipping PCL (Thailand), expiring 06/15/18(g)	1,460	95

Pharmaceuticals
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	42

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	2,040

TOTAL WARRANTS (cost $138)		4,285

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.7%
Collateralized Loan Obligations — 1.9%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
1.130%(c)	10/14/22	971	957,535
Series 2013-2A, Class ACOM, 144A
1.328%(c)	10/14/22	7,314	7,140,314
Series 2014-4A, Class ACOM, 144A
2.101%(c)	05/01/26	9,400	9,059,720
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
2.084%(c)	07/28/26	7,450	7,346,576
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.886%(c)	02/01/22	2,662	2,628,709
Series 2006-1A, Class A1B, 144A
0.886%(c)	02/01/22	1,032	1,021,374
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
2.158%(c)	12/31/27	10,500	10,222,800

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.770%(c)	10/20/26	9,550	$9,332,260

			47,709,288

Non-Residential Mortgage-Backed Securities — 1.8%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
1.239%(c)	02/25/41	1,216	1,164,812
Ally Auto Receivables Trust,
Series 2015-SN1, Class A3
1.210%	12/20/17	2,750	2,749,988
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	6,400	6,420,647
Chase Education Loan Trust,
Series 2007-A, Class A3
0.700%(c)	12/28/23	779	762,585
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	3,700	3,725,097
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 144A
1.439%(c)	12/25/56	5,732	5,667,431
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
1.139%(c)	02/25/39	2,621	2,575,753
Educational Services of America, Inc.,
Series 2014-2, Class A, 144A
1.119%(c)	05/25/39	3,197	3,065,447
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	2,800	2,802,717
Nelnet Student Loan Trust,
Series 2006-1, Class A5
0.728%(c)	08/23/27	4,250	4,135,429
Series 2013-5A, Class A, 144A
1.069%(c)	01/25/37	1,068	1,033,167
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
0.804%(c)	07/30/18	759	755,252
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.384%(c)	10/28/41	1,949	1,813,316
SLC Student Loan Trust,
Series 2006-2, Class A5
0.734%(c)	09/15/26	4,250	4,101,202
SLM Student Loan Trust,
Series 2005-3, Class A5
0.728%(c)	10/25/24	2,249	2,201,727
South Carolina Student Loan Corp.,
Series 2014-1, Class A1
1.189%(c)	05/01/30	3,450	3,299,046

			46,273,616

TOTAL ASSET-BACKED SECURITIES (cost $94,944,466)			93,982,904

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 1.9%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19	886	$877,120

Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	1,179	1,177,698

Capital Markets
SS&C European Holdings,
Term Loan B-1
4.000%	07/08/22	33	33,199
SS&C Technologies,
Term Loan B-2
4.080%	07/08/22	229	229,026

			262,225

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	1,073	1,065,786

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	953	943,537

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/10/20	639	626,107

Containers & Packaging — 0.1%
Berry Plastics Corp.,
Term Loan
4.000%(p)	10/03/22	857	856,140
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.250%	03/11/22	794	792,590

			1,648,730

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	1,500	1,397,813

Electronic Equipment, Instruments & Components — 0.1%
Energy Solutions LLC,
Term Advance
6.750%	05/29/20(g)	1,196	1,100,106

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	590	572,717
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20	600	548,400
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19	619	618,939

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food & Staples Retailing (cont’d.)
Rite Aid Corporation,
Tranche Term Loan 2 (Second Lien)
4.880%	06/21/21	600	$600,375

			2,340,431

Food Products — 0.1%
Blue Buffalo Co., Ltd.,
Term Loan
3.750%(p)	08/08/19	622	621,811
Shearer’s Foods LLC,
Term Loan (First Lien)
4.940%	06/30/21(g)	591	582,135
Term Loan (Second Lien)
7.750%	06/30/22(g)	600	552,000
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	1,041	1,035,256

			2,791,202

Health Care Equipment & Supplies
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	184	168,361

Health Care Providers & Services — 0.2%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.500%	08/20/19	354	353,333
Term Loan B (Second Lien)
8.500%	03/20/20(g)	600	587,880
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	485	484,628
CHS/Community Health Systems, Inc.,
Incremental 2021 Term Loan H
4.000%	01/27/21	623	612,364
HCA Inc.,
Tranche Term Loan B-5
3.190%	03/01/23	953	956,804
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	1,202	1,189,583
U.S. Renal Care, Inc.,
Term Loan
5.250%(p)	11/17/22	923	919,227

			5,103,819

Healthcare Providers & Services — 0.1%
HCA, Inc.,
Tranche Term Loan B-5
3.170%	03/31/17	1,242	1,236,164

Hotels
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.250%	01/22/20	644	591,247

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co. (Canada),
Term Loan B-2
3.750%	12/10/21	1,130	1,128,385

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.500%	06/27/20	308	$305,619
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21	618	606,182
Marina District Finance Co., Inc.,
Incremental Term Facility
6.500%	08/15/18	354	353,101

			2,393,287

Household Products
Sun Products Corp. (The),
Term Loan
5.500%(p)	03/23/20	973	938,742

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19	985	978,335

Insurance
Asurion LLC,
Incremental Tranche Term Loan B-4
5.000%	08/04/22	320	313,189
Sedgwick Claims Management Services, Inc.,
Term Loan B (First Lien)
3.750%	03/01/21	247	238,813

			552,002

IT Services — 0.1%
First Data Corp.,
2021 New Dollar Term Loan
3.930%	03/24/21	287	284,926
Term Loan C-1
3.920%	03/24/18	626	620,014
Vantiv LLC,
Term Loan B
3.750%	06/13/21	1,498	1,495,985

			2,400,925

Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21	653	614,618
Rexnord LLC,
Term Loan B
4.000%	08/21/20	623	613,661

			1,228,279

Media — 0.2%
Charter Communications Holdings LLC,
Term Loan
3.250%(p)	08/24/21	550	548,232
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.920%	07/30/19	200	136,700
E.W. Scripps Co. (The),
Term Loan
3.500%	11/26/20	2,860	2,832,221

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	982	$731,354
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20	1,473	1,455,939

			5,704,446

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	315	306,267
Initial Term Loan (Second Lien)
7.750%	09/27/21(g)	350	318,500
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/01/18	965	963,466

			1,588,233

Multiline Retail
Dollar Tree, Inc.,
Term Loan B-1
3.500%	07/06/22	1,073	1,069,872

Oil, Gas & Consumable Fuels
Magnum Hunter Resources,
Term Loan (Second Lien)
10.000%	10/20/19(g)	298	126,541
Magnum Hunter Resources Corp.,
Term Loan
4.260%	09/17/16(g)	63	61,878
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	544	436,880

			625,299

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	605	604,516
Endo Luxembourg Finance Co. (Luxembourg),
2015 Incremental Term Loan B
3.750%	06/27/22	474	465,743
Valeant Pharmaceuticals,
Tranche Term Loan B Series F-1
4.000%	04/01/22	1,363	1,284,015

			2,354,274

Semiconductors & Semiconductor Equipment
Avago Technologies Cayman Finance Ltd.,
Term Dollar Loan B-1
4.250%	02/01/23	775	770,587

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	564	469,647
Checkout Holdings Corp.,
Term Loan B (First Lien)
4.500%	04/09/21(g)	374	318,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	491	$475,570
Initial Term Loan (Second Lien)
8.000%	04/11/22(g)	500	484,063

			1,748,156

Specialty Retail — 0.1%
J. Crew Group, Inc.,
Term Loan
4.000%	03/05/21	398	308,762
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	982	897,856
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	1,244	1,237,360

			2,443,978

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/16/20	622	620,650
HD Supply, Inc.,
Incremental Term Loan
3.750%	08/13/21	997	989,597
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	983	955,764
Univar USA, Inc.,
Initial Dollar Term Loans
4.250%	07/01/22	374	367,748

			2,933,759

TOTAL BANK LOANS (cost $50,535,112)			49,060,520

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	15,659	15,917,219
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	9,852	10,095,103
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	26,532,660
Series K035, Class A2
3.458%(c)	08/25/23	1,100	1,201,825
Series K044, Class A2
2.811%	01/25/25	2,300	2,391,301
Series K714, Class A2
3.034%(c)	10/25/20	6,500	6,884,999
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	9,913	10,003,329

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $73,684,107)			73,026,436

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 13.5%
Agriculture — 0.6%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25(a)	3,325	$3,639,715
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	2,600	2,607,472
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.750%	02/25/26	925	940,451
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	7,575	8,334,333

			15,521,971

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21(a)	1,700	1,749,375
5.875%	08/02/21(a)	2,750	3,151,888
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,194,556
3.500%	07/10/19	1,780	1,825,235
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17	MXN 720	40,978

			7,962,032

Banks — 3.6%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	12,675,443
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
3.000%	10/20/20(a)	3,050	3,081,308
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24(a)	2,700	2,832,189
4.125%	01/22/24	2,500	2,648,215
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18	2,750	2,764,385
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.625%(c)	12/29/49	1,075	1,080,913
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19	1,425	1,419,075
Sub. Notes
3.875%	04/10/25(a)	325	304,821
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19	1,625	1,640,392
Sub. Notes, 144A
6.500%	08/08/23	1,650	1,773,750
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
7.875%	04/17/19	IDR 2,000,000	151,702
Sr. Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
8.250%	06/17/32	IDR 3,200,000	$239,517
9.000%	03/19/29	IDR 4,100,000	327,239
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21	875	892,931
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23	2,975	3,000,496
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	2,050	2,058,893
5.250%	01/12/24	800	863,923
Sr. Unsec’d. Notes
3.875%	01/16/18	500	511,674
Sub. Notes, 144A
5.017%	06/26/24	1,400	1,311,020
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	2,200	2,205,500
Sr. Unsec’d. Notes
3.250%	09/23/22(a)	4,675	4,875,712
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A
8.375%	09/17/26	IDR 4,513,000	355,322
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 21,501,000	1,552,580
7.875%	04/17/19	IDR 2,000,000	151,702
9.000%	03/19/29	IDR 1,500,000	119,722
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23	2,000	2,155,000
KFW (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18	10,000	10,014,320
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	950	957,757
Macquarie Bank Ltd. (Australia),
Sub. Notes, 144A
6.625%	04/07/21(g)	1,375	1,564,555
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21(a)	250	254,710
3.850%	03/01/26	1,225	1,274,196
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24	1,475	1,547,117
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,725,152
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.856%(c)	03/29/49	2,800	2,352,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	1,475	1,418,050
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS, MTN
9.500%(c)	03/16/22	1,050	1,110,480

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	1,200	$1,189,754
Sub. Notes
8.750%	05/30/18	1,725	1,921,745
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20(a)	1,150	1,137,226
3.450%	08/27/18	700	711,897
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
4.750%	09/15/25(a)	2,400	2,270,028
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	1,125	1,141,769
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.000%	03/19/29	IDR 2,124,000	169,526
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29	IDR 1,000,000	79,814
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33	IDR 1,500,000	95,588
9.000%	03/19/29	IDR 5,373,000	428,843
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18(a)	2,600	2,618,026
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	3,356,157

			91,332,134

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	4,875	5,009,487
3.650%	02/01/26	3,925	4,127,581
4.900%	02/01/46	800	894,050
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22(a)	2,500	2,698,665
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	650	725,216
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,891,485

			16,346,484

Chemicals — 0.3%
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	2,450	2,512,105
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	500	573,906
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	1,113	1,189,076

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44(a)	1,325	$1,230,032
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	1,525	1,550,333

			7,055,452

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,931,536

Computers — 0.1%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.900%	10/15/25(a)	1,575	1,620,936

Diversified Financial Services — 0.6%
American Express Co.,
Sub. Notes
3.625%	12/05/24(a)	875	881,197
6.800%(c)	09/01/66(a)	2,925	2,932,313
GE Capital International Funding Co.,
Gtd. Notes, 144A
4.418%	11/15/35	1,583	1,719,760
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37	480	645,529
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16	725	735,875
7.125%	09/01/18	1,550	1,689,500
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	625	623,067
2.600%	01/15/19	850	851,816
3.000%	08/15/19	2,100	2,133,293
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,704,778

			14,917,128

Electric — 0.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,875	2,321,301
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,919	2,043,583
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25(a)	1,350	1,427,401
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,350	1,030,226
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	898,800

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	$1,819,150

			9,540,461

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21(a)	1,350	1,375,674

Foods — 0.1%
HJ Heinz Co.,
Gtd. Notes, 144A
2.800%	07/02/20	1,425	1,463,676
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25(a)	2,050	2,181,280

			3,644,956

Healthcare-Products — 0.3%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,300	2,356,341
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	850	879,590
3.150%	03/15/22	1,525	1,617,435
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	586,344
3.375%	11/01/25(a)	1,375	1,410,336
3.500%	03/15/26	550	569,984
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	12/15/25(a)	1,050	1,067,970

			8,488,000

Healthcare-Services — 0.3%
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	2,675	2,796,943
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,200,106
4.750%	07/15/45(a)	2,275	2,608,722

			6,605,771

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,819,250
6.000%	01/15/43	2,225	1,702,125

			3,521,375

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,325	2,400,702

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19	1,425	$1,445,722

			3,846,424

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25(a)	2,075	2,087,799
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,431,607
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes
4.350%	10/29/25	325	325,654
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	825	824,017
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67	925	804,750
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.200%(c)	10/20/45	900	970,380
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,072,890
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	01/15/20	2,575	2,583,382
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,180	1,264,428

			14,364,907

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	2,500	2,671,295

Iron/Steel — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16	2,900	2,889,786
2.500%	01/15/19	173	158,295

			3,048,081

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21	1,375	1,388,283

Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	1,300	1,328,244

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24(a)	2,600	2,737,303

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	350	$357,643
4.908%	07/23/25(a)	2,300	2,426,077
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25(a)	1,100	1,170,066
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	4,400	4,563,332
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20	450	488,461
5.500%	09/01/41	670	664,446

			12,407,328

Mining — 0.1%
Freeport-McMoRan, Inc.,
Gtd. Notes
4.000%	11/14/21	2,500	1,768,750

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	210	187,010
6.450%	09/15/36	1,150	1,148,333
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44(a)	1,845	1,550,540
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24(a)	1,915	1,849,959
4.150%	11/15/34	1,025	915,883
4.200%	03/15/21	825	861,560
4.950%	03/15/26	700	730,759
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	325	289,388
4.750%	05/15/42	935	685,701
5.600%	07/15/41(a)	550	430,760
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	1,825	1,842,429
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	10	3,174
9.000%	11/17/21	40	14,850
Gtd. Notes, RegS
5.500%	04/12/37	10	3,175
6.000%	05/16/24	180	55,890
6.000%	11/15/26	110	33,935
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.500%	02/04/19	80	83,800
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	1,450	1,442,354

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	$804,583

			12,934,083

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
3.375%	11/15/22	1,425	1,450,178

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	1,825	1,857,981
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	1,075	1,116,019
3.800%	03/15/25	1,460	1,519,485
4.850%	06/15/44	1,325	1,411,043
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,615,125
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	2,575	2,628,339
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19	3,500	3,713,584
5.000%	12/15/21	1,025	1,144,334

			16,005,910

Pipelines — 0.5%
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	1,300	1,291,969
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24(a)	875	788,466
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.750%	01/15/26(a)	525	477,094
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25(a)	2,275	1,765,304
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66	5,500	4,345,000
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19(a)	2,175	2,141,292
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	596,675
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	1,475	1,263,745

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	1,575	$1,273,432

			13,942,977

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23(a)	3,000	3,035,169

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21	1,075	1,093,406
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,000	916,291
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,183,913
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	2,900	2,775,738
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23(a)	3,000	2,996,802
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,331,502
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	375,264
3.600%	02/01/20	675	678,332
4.150%	02/01/22	925	917,791
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	825	822,410
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25(a)	1,250	1,228,393

			17,319,842

Retail — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.125%	05/15/21	1,275	1,394,483
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22(a)	1,700	1,822,247
4.000%	12/05/23(a)	2,250	2,480,359

			5,697,089

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25(a)	2,150	2,354,953

Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	2,500	2,583,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	$1,983,306
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25(a)	2,200	2,310,209
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,244,323

			9,121,651

Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	115,315
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/22	2,850	3,003,287
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,275	1,300,367
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,949,286
5.462%	02/16/21	2,225	2,527,722
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	3,481	3,581,733
4.500%	09/15/20	5,575	6,154,928
5.150%	09/15/23	6,965	8,039,094

			26,671,732

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22(a)	875	868,745
4.250%	01/17/23	1,075	1,089,300
4.875%	07/11/22	1,075	1,147,859

			3,105,904

TOTAL CORPORATE BONDS (cost $341,211,089)			342,326,710

FOREIGN GOVERNMENT BONDS — 2.4%
Argentina Bonar Bonds (Argentina),
Bonds
33.864%(c)	10/09/17	ARS 110	7,904
Sr. Unsec’d. Notes
32.661%(c)	03/28/17	ARS 2,670	181,844
Brazil Letras do Tesouro Nacional (Brazil),
Bills
13.456%(s)	01/01/17	BRL 852	214,837
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL 610	459,822
9.762%	01/01/23	BRL 2,224	525,487
9.762%	01/01/25	BRL 2,464	563,456
10.000%	01/01/18	BRL 4,507	1,193,711
10.000%	01/01/21	BRL 1,800	443,179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	510	$467,925
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 629,800	173,365
7.000%	05/04/22	COP 3,700,900	1,186,739
7.250%	06/15/16	COP 484,200	161,511
7.500%	08/26/26	COP 1,204,800	382,869
7.750%	09/18/30	COP 2,634,700	827,850
10.000%	07/24/24	COP 422,100	157,805
11.250%	10/24/18	COP 21,000	7,621
Czech Republic Government Bond (Czech Republic),
Bonds
0.360%(c)	10/27/16	CZK 8,640	364,209
0.500%	07/28/16	CZK 1,290	54,355
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP 1,700	39,329
Sr. Unsec’d. Notes
6.850%	01/27/45	160	158,400
Unsec’d. Notes
10.375%	03/04/22	DOP 13,600	298,026
11.375%	07/06/29	DOP 300	6,698
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	360	372,862
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/24	IDR 1,635,000	127,662
8.750%	05/15/31	IDR 1,800,000	142,241
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.654%	10/31/19	MYR 930	240,673
3.889%	07/31/20	MYR 100	26,061
4.048%	09/30/21	MYR 560	146,431
4.160%	07/15/21	MYR 130	34,231
4.262%	09/15/16	MYR 1,790	462,946
4.498%	04/15/30	MYR 540	142,886
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 17,658	1,027,772
5.750%	03/05/26	MXN 2,910	165,895
6.500%	06/10/21	MXN 8,818	535,982
6.500%	06/09/22	MXN 7,324	444,292
7.500%	06/03/27	MXN 759	48,719
7.750%	05/29/31	MXN 1,500	97,893
8.000%	06/11/20	MXN 4,128	263,904
8.500%	12/13/18	MXN 12,224	773,808
10.000%	12/05/24	MXN 4,130	306,838
10.000%	11/20/36	MXN 4,138	330,670
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 1,482	85,500
6.250%	06/16/16	MXN 2,456	142,832
7.750%	11/23/34	MXN 584	38,100
7.750%	11/13/42	MXN 2,879	187,656
8.000%	12/07/23	MXN 1,391	91,585
8.500%	05/31/29	MXN 2,363	163,616
8.500%	11/18/38	MXN 221	15,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN 265	$84,061
3.500%	12/14/17	MXN 37	12,160
4.000%	06/13/19	MXN 106	35,504
4.000%	11/08/46	MXN 197	65,365
4.500%	12/04/25	MXN 47	16,633
5.000%	06/16/16	MXN 311	98,385
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25(a)	2,580	2,631,600
4.600%	01/23/46	850	828,750
5.550%	01/21/45	60	66,450
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,110	3,102,225
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN 5,290	1,394,208
2.000%	04/25/21	PLN 4,900	1,302,924
2.500%	07/25/18	PLN 330	90,407
2.500%	07/25/26	PLN 480	124,801
4.000%	10/25/23	PLN 570	168,165
5.750%	10/25/21	PLN 470	149,294
5.750%	09/23/22	PLN 3,750	1,209,624
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26	1,238	1,250,999
3.625%	10/30/42	1,075	1,013,187
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	920	924,600
4.375%	03/21/23	COP 239,000	66,709
5.000%	06/15/45	460	427,800
7.750%	04/14/21	COP 440,000	148,504
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.125%	01/15/25	570	572,585
4.125%	01/15/25	550	552,494
4.750%	01/08/26	790	828,795
5.875%	01/15/24	240	269,522
Sr. Unsec’d. Notes, RegS, MTN
6.750%	01/15/44	540	652,711
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23(a)	700	866,188
5.500%	04/26/24	5,000	6,239,000
5.500%	09/18/33	2,159	2,919,095
Republic of Kazakhstan (Kazakhstan),
Sr. Unsec’d. Notes
5.125%	07/21/25	200	205,950
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	1,350	1,680,750
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN 482	134,101
6.950%	08/12/31	PEN 400	117,372
8.200%	08/12/26	PEN 7	2,297
Unsec’d. Notes
5.700%	08/12/24	PEN 1,045	295,799

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
3.900%	11/26/22	PHP 10,000	$213,942
4.950%	01/15/21	PHP 5,000	113,384
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON 610	169,351
5.900%	07/26/17	RON 570	154,637
Republic of Russia (Russia),
Bonds
6.200%	01/31/18	RUB 13,770	194,627
7.000%	01/25/23	RUB 31,100	417,666
7.000%	08/16/23	RUB 34,110	455,917
7.600%	07/20/22	RUB 850	11,803
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	145,271
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR 220	13,964
8.000%	01/31/30	ZAR 11,240	673,033
8.250%	03/31/32	ZAR 12,255	733,951
8.500%	01/31/37	ZAR 1,200	71,831
8.750%	01/31/44	ZAR 1,080	65,165
8.750%	02/28/48	ZAR 2,180	131,124
8.875%	02/28/35	ZAR 1,890	118,005
9.000%	01/31/40	ZAR 1,030	63,943
10.500%	12/21/26	ZAR 2,470	182,792
Sr. Unsec’d. Notes
5.875%	09/16/25	220	238,007
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.580%	12/17/27	THB 5,900	197,651
3.625%	06/16/23	THB 4,880	157,717
3.650%	12/17/21	THB 28,595	908,308
3.875%	06/13/19	THB 3,730	114,276
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 8,800	260,643
1.250%	03/12/28	THB 26,650	729,460
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24	780	845,988
6.750%	04/03/18	2,640	2,841,511
7.500%	07/14/17	2,710	2,892,090
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	90	30,150
7.650%	04/21/25	30	9,975
9.250%	09/15/27	20	8,000
9.250%	05/07/28	40	14,100
9.375%	01/13/34	20	7,100
11.750%	10/21/26	20	7,850
11.950%	08/05/31	30	11,850
12.750%	08/23/22	10	4,300
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19	110	41,250
8.250%	10/13/24	252	85,680
9.000%	05/07/23	19	6,650
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB 27,200	378,861

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.150%	02/03/27	RUB 22,320	$315,274
Unsec’d. Notes
8.500%	09/17/31	RUB 28,550	407,948
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR 6,169,000	492,375
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY 460	151,739
8.300%	06/20/18	TRY 1,405	485,153
8.500%	07/10/19	TRY 1,310	450,490
8.800%	11/14/18	TRY 1,550	539,211
9.000%	03/08/17	TRY 1,200	422,457
10.400%	03/27/19	TRY 560	202,562

TOTAL FOREIGN GOVERNMENT BONDS (cost $67,613,953)			62,031,536

MUNICIPAL BONDS — 0.4%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	5,040,321

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,267,371
6.630%	02/01/35	1,000	1,051,140

			3,318,511

South Carolina — 0.1%
South Carolina Student Loan Corp.,
Revenue Bonds
1.638%(c)	07/25/25	941	931,246

TOTAL MUNICIPAL BONDS (cost $9,387,734)			9,290,078

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	929	1,024,863
Series 4273, Class PD
6.500%	11/15/43	2,167	2,512,885
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.789%(c)	04/25/37	507	510,309
Series 2011-52, Class GB
5.000%	06/25/41	2,202	2,447,095
Series 2011-99, Class DB
5.000%	10/25/41	2,079	2,306,826
Series 2012-111, Class B
7.000%	10/25/42	369	421,295
Series 2012-153, Class B
7.000%	07/25/42	1,277	1,508,262
Paragon Mortgages No. 12 PLC (United Kingdom),
Series 12A, Class A2C
0.838%(c)	11/15/38	1,671	1,487,002

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.808%(c)	01/15/39	2,616	$2,320,880

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,359,849)			14,539,417

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Farm Credit Banks
3.280%	05/20/32	2,400	2,484,401
Federal Home Loan Banks, Bonds
2.125%	06/09/23	6,100	6,198,875
3.375%	09/08/23	3,400	3,749,034
5.375%	08/15/24	1,400	1,757,459
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	4,599	4,724,509
3.500%	06/01/42-04/01/43	9,687	10,159,478
5.000%	04/01/33-07/01/39	1,984	2,187,688
5.500%	01/01/36-08/01/40	3,214	3,596,508
7.000%	02/01/39	1,190	1,405,098
Federal National Mortgage Assoc.
3.000%	11/01/42-03/01/44	13,668	14,082,638
3.000%	TBA	60,000	61,546,872
3.500%	04/01/43-08/01/43	5,800	6,091,807
3.500%	TBA	4,000	4,193,906
4.000%	TBA	9,000	9,615,937
5.000%	02/01/23-01/01/45	18,824	20,842,700
5.500%	03/01/33-02/01/38	2,407	2,722,937
6.000%	02/01/26-05/01/41	2,943	3,360,944
6.250%	05/15/29	2,100	2,995,060
7.000%	03/01/39	730	866,312
Government National Mortgage Assoc.
4.000%	10/20/43-02/20/46	64,492	69,020,445
4.000%	TBA	52,000	55,585,156
5.000%	07/15/40	637	706,241
5.500%	11/15/32-01/15/35	3,015	3,434,262

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $287,488,796)			291,328,267

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bond
3.750%	11/15/43	100	124,203
U.S. Treasury Bonds
2.875%	08/15/45	8,400	8,835,750
5.250%	11/15/28(a)	5,500	7,522,537
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-01/15/22	17,300	18,180,582
0.375%	07/15/23	2,700	2,831,038
0.625%	01/15/24	6,520	6,892,717
1.375%	02/15/44	2,600	2,958,774
2.500%	01/15/29	3,400	4,711,418
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	01/15/23	900	931,292
2.125%	02/15/40	1,350	1,889,944
U.S. Treasury Notes
0.375%	10/31/16	5,700	5,696,882
0.750%	02/28/18-02/15/19(a)	53,800	53,769,669
1.500%	02/28/23-03/31/23(a)	32,550	32,454,608

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	06/30/20-07/31/20	46,900	$47,829,783
2.000%	07/31/22	100	103,121
2.125%	06/30/22-05/15/25	20,370	21,000,189
3.000%	11/15/44-05/15/45	600	647,211

TOTAL U.S. TREASURY OBLIGATIONS (cost $214,660,645)			216,379,718

TOTAL LONG-TERM INVESTMENTS (cost $1,909,546,498)			1,927,231,417

		Shares
SHORT-TERM INVESTMENTS — 35.3%
AFFILIATED MUTUAL FUND — 35.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $891,525,369; includes $174,182,728 of cash collateral for securities on loan)(b)(w)		891,525,369	891,525,369

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.1%
Euro STOXX 50 Index,
expiring 05/28/16, Strike Price $3,058.28	Barclays Capital Group	EUR	21	1,119,261
S&P 500 Index,
expiring 04/26/16, Strike Price $1,905.24	Deutsche Bank AG		18	2,762,921

				3,882,182

Put Options — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF,
expiring 10/05/16, Strike Price $75.68	Barclays Capital Group		1,081	1,606,838

TOTAL OPTIONS PURCHASED (cost $4,733,142)				5,489,020

TOTAL SHORT-TERM INVESTMENTS (cost $896,258,511)				897,014,389

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 111.0% (cost $2,805,805,009)				2,824,245,806

SECURITIES SOLD SHORT — (0.8)%

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT — (0.6)%
Federal Home Loan Mortgage Corp.
3.500%	TBA	9,000	(9,420,836)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT (Continued)
Federal National Mortgage Assoc.
3.000%	TBA(t)	6,000	$(6,142,031)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $15,451,250)			(15,562,867)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.2)%
Call Options — (0.1)%
Euro STOXX 50 Index,
expiring 05/28/16, Strike Price $3,270.24	Barclays Capital Group	EUR	21	(132,550)
S&P 500 Index,
expiring 04/26/16, Strike Price $1,999.09	Deutsche Bank AG		36	(2,414,832)

				(2,547,382)

Put Options — (0.1)%
Euro STOXX 50 Index,
expiring 05/28/16, Strike Price $2,956.84	Barclays Capital Group	EUR	11	(1,196,563)
iShares iBoxx $ High Yield Corporate Bond ETF,
expiring 10/05/16, Strike Price $70.77	Barclays Capital Group		1,081	(806,686)
S&P 500 Index,
expiring 04/26/16, Strike Price $1,865.82	Deutsche Bank AG		18	(19,569)

				(2,022,818)

TOTAL OPTIONS WRITTEN (premiums received $4,828,770)				(4,570,200)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 110.2% (cost $2,785,524,989)				2,804,112,739

Liabilities in excess of other assets(z) — (10.2)%				(260,148,937)

NET ASSETS — 100.0%				$2,543,963,802

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $319,972 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,109,394; cash collateral of $174,182,728 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(p)	Interest rate not available as of March 31, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $6,000,000 is approximately 0.2% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
256	2 Year U.S. Treasury Notes	Jun. 2016	$ 55,929,071	$ 56,000,000	$ 70,929
514	5 Year U.S. Treasury Notes	Jun. 2016	62,162,209	62,278,328	116,119
376	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	65,252,580	64,871,750	(380,830)
60	Amsterdam Index	Apr. 2016	6,053,186	6,004,028	(49,158)
89	ASX SPI 200 Index	Jun. 2016	8,772,220	8,640,412	(131,808)
238	CAC40 10 Euro	Apr. 2016	12,049,095	11,871,428	(177,667)
30	DAX Index	Jun. 2016	8,544,509	8,534,268	(10,241)
685	Euro STOXX 50 Index	Jun. 2016	23,266,039	22,846,065	(419,974)
223	FTSE 100 Index	Jun. 2016	19,463,116	19,578,879	115,763
33	FTSE/MIB Index	Jun. 2016	3,461,158	3,322,493	(138,665)
23	Hang Seng Index	Apr. 2016	3,054,916	3,084,565	29,649

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
4	IBEX 35 Index	Apr. 2016	$411,887	$395,530	$(16,357)
37	Mini MSCI Emerging Markets Index	Jun. 2016	1,528,716	1,542,715	13,999
548	MSCI Taiwan Stock Index	Apr. 2016	17,578,744	17,645,600	66,856
336	OMXS30 Index	Apr. 2016	5,706,838	5,564,648	(142,190)
1,373	Russell 2000 Mini Index	Jun. 2016	146,771,946	152,348,080	5,576,134
1,410	S&P 500 E-Mini Index	Jun. 2016	139,739,378	144,630,750	4,891,372
61	S&P/TSX 60 Index	Jun. 2016	7,412,705	7,392,800	(19,905)
1,189	SGX CNX Nifty 50 Index	Apr. 2016	18,417,610	18,518,675	101,065
2	SGX MSCI Singapore Index	Apr. 2016	47,590	47,320	(270)
512	TOPIX Index	Jun. 2016	61,418,344	61,301,701	(116,643)

					9,378,178

Short Positions:
821	10 Year U.S. Treasury Notes	Jun. 2016	106,872,178	107,050,703	(178,525)
54	20 Year U.S. Treasury Bonds	Jun. 2016	8,871,791	8,879,625	(7,834)
267	30 Year Euro BUXL	Jun. 2016	49,668,821	51,205,812	(1,536,991)

					(1,723,350)

					$7,654,828

(1)	Cash of $30,205,667 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Deutsche Bank AG	AUD	890	$672,880	$679,794	$6,914
Expiring 06/15/16	Morgan Stanley	AUD	8,740	6,351,882	6,675,726	323,844
Expiring 06/15/16	UBS AG	AUD	14,340	10,907,133	10,953,080	45,947
Brazilian Real,
Expiring 04/04/16	Bank of America	BRL	1,393	346,810	387,061	40,251
Expiring 04/04/16	Bank of America	BRL	451	123,000	125,257	2,257
Expiring 04/04/16	Bank of America	BRL	268	73,000	74,537	1,537
Expiring 04/04/16	Barclays Capital Group	BRL	38,460	9,601,318	10,684,452	1,083,134
Expiring 04/04/16	Barclays Capital Group	BRL	2,640	692,913	733,410	40,497
Expiring 04/04/16	JPMorgan Chase	BRL	447	119,000	124,216	5,216
Expiring 04/04/16	Morgan Stanley	BRL	461	117,000	128,058	11,058
Expiring 04/04/16	Morgan Stanley	BRL	459	123,000	127,445	4,445
Expiring 04/04/16	Morgan Stanley	BRL	450	122,761	125,020	2,259
Expiring 04/04/16	Morgan Stanley	BRL	180	49,000	49,988	988
Expiring 04/04/16	RBC Dominion Securities	BRL	465	115,739	129,187	13,448
Expiring 04/04/16	UBS AG	BRL	466	116,000	129,331	13,331
Expiring 04/04/16	UBS AG	BRL	451	120,000	125,166	5,166
Expiring 04/04/16	UBS AG	BRL	326	86,000	90,445	4,445
Expiring 06/02/16	JPMorgan Chase	BRL	1,360	371,076	371,494	418
British Pound,
Expiring 06/15/16	Deutsche Bank AG	GBP	12,740	17,928,492	18,302,515	374,023
Expiring 06/15/16	Deutsche Bank AG	GBP	850	1,223,601	1,221,126	(2,475)
Canadian Dollar,
Expiring 06/15/16	Barclays Capital Group	CAD	610	455,478	469,713	14,235
Expiring 06/15/16	Deutsche Bank AG	CAD	1,060	811,744	816,223	4,479
Expiring 06/15/16	JPMorgan Chase	CAD	400	299,335	308,009	8,674
Expiring 06/15/16	Morgan Stanley	CAD	13,570	10,091,954	10,449,186	357,232
Expiring 06/15/16	Morgan Stanley	CAD	10,960	8,150,907	8,439,430	288,523
Expiring 06/15/16	Morgan Stanley	CAD	160	122,409	123,204	795
Chilean Peso,
Expiring 04/22/16	Hong Kong & Shanghai Bank	CLP	23,710	32,844	35,323	2,479
Expiring 06/15/16	JPMorgan Chase	CLP	7,235,000	10,442,376	10,725,563	283,187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	716	$106,248	$110,620	$4,372
Expiring 05/19/16	Barclays Capital Group	CNH	204	30,856	31,464	608
Expiring 07/11/16	JPMorgan Chase	CNH	2,251	329,375	346,537	17,162
Expiring 07/12/16	JPMorgan Chase	CNH	1,509	221,042	232,221	11,179
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	1,446	212,495	222,569	10,074
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	1,224	181,139	188,375	7,236
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	724	106,782	111,452	4,670
Expiring 07/21/16	Standard Chartered PLC	CNH	1,478	216,944	227,417	10,473
Expiring 07/22/16	Standard Chartered PLC	CNH	1,468	216,951	225,835	8,884
Expiring 07/26/16	Deutsche Bank AG	CNH	742	109,874	114,104	4,230
Expiring 07/26/16	Deutsche Bank AG	CNH	185	27,299	28,446	1,147
Expiring 08/02/16	Deutsche Bank AG	CNH	802	118,717	123,357	4,640
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	1,120	165,766	172,270	6,504
Expiring 08/03/16	Deutsche Bank AG	CNH	400	59,033	61,423	2,390
Expiring 08/05/16	Barclays Capital Group	CNH	781	115,290	120,017	4,727
Expiring 08/16/16	Barclays Capital Group	CNH	974	144,672	149,650	4,978
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	780	117,260	119,859	2,599
Expiring 09/01/16	Barclays Capital Group	CNH	783	114,134	120,165	6,031
Expiring 09/01/16	BNP Paribas	CNH	1,804	264,836	276,974	12,138
Expiring 09/01/16	Citigroup Global Markets	CNH	1,841	269,021	282,589	13,568
Expiring 09/01/16	Citigroup Global Markets	CNH	1,559	230,000	239,326	9,326
Expiring 09/01/16	Citigroup Global Markets	CNH	783	114,000	120,277	6,277
Expiring 09/01/16	Deutsche Bank AG	CNH	776	114,000	119,126	5,126
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	782	115,000	120,025	5,025
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	780	118,000	119,819	1,819
Expiring 09/01/16	JPMorgan Chase	CNH	785	114,000	120,468	6,468
Expiring 09/01/16	Morgan Stanley	CNH	437	64,068	67,076	3,008
Expiring 09/01/16	Standard Chartered PLC	CNH	782	114,000	120,051	6,051
Expiring 09/01/16	Standard Chartered PLC	CNH	781	115,000	119,911	4,911
Colombian Peso,
Expiring 04/04/16	Citigroup Global Markets	COP	289,461	90,224	96,460	6,236
Expiring 04/04/16	Credit Suisse First Boston Corp.	COP	149,762	46,000	49,907	3,907
Expiring 04/04/16	Royal Bank of Scotland Group PLC	COP	154,365	47,000	51,441	4,441
Expiring 04/11/16	Royal Bank of Scotland Group PLC	COP	304,941	97,000	101,599	4,599
Expiring 04/11/16	Royal Bank of Scotland Group PLC	COP	74,768	23,119	24,910	1,791
Expiring 04/15/16	Royal Bank of Scotland Group PLC	COP	111,842	35,000	37,259	2,259
Expiring 05/02/16	Credit Suisse First Boston Corp.	COP	375,580	124,000	125,026	1,026
Expiring 05/04/16	Royal Bank of Scotland Group PLC	COP	153,176	51,000	50,973	(27)
Expiring 05/13/16	Credit Suisse First Boston Corp.	COP	593,588	194,811	197,231	2,420
Danish Krone,
Expiring 06/15/16	Deutsche Bank AG	DKK	1,100	166,487	168,393	1,906
Expiring 06/15/16	Morgan Stanley	DKK	12,100	1,769,742	1,852,329	82,587
Euro,
Expiring 06/15/16	Bank of America	EUR	9,880	11,105,733	11,269,547	163,814
Expiring 06/15/16	Deutsche Bank AG	EUR	25,130	27,344,707	28,664,342	1,319,635
Expiring 06/15/16	Deutsche Bank AG	EUR	2,430	2,741,302	2,771,760	30,458
Hong Kong Dollar,
Expiring 06/15/16	Deutsche Bank AG	HKD	21,500	2,767,623	2,772,783	5,160
Expiring 06/15/16	Deutsche Bank AG	HKD	2,700	348,518	348,210	(308)
Hungarian Forint,
Expiring 04/26/16	BNP Paribas	HUF	34,607	125,019	125,386	367
Expiring 04/26/16	Deutsche Bank AG	HUF	829,453	2,936,117	3,005,245	69,128

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 04/04/16	JPMorgan Chase	INR	7,931	$118,643	$119,667	$1,024
Expiring 04/07/16	Barclays Capital Group	INR	8,081	117,000	121,862	4,862
Expiring 04/07/16	BNP Paribas	INR	8,015	116,000	120,877	4,877
Expiring 04/07/16	Citigroup Global Markets	INR	6,663	100,398	100,488	90
Expiring 04/07/16	Standard Chartered PLC	INR	15,237	220,442	229,782	9,340
Expiring 04/18/16	Barclays Capital Group	INR	8,235	122,000	123,934	1,934
Expiring 04/18/16	Standard Chartered PLC	INR	8,215	122,000	123,626	1,626
Expiring 06/15/16	Barclays Capital Group	INR	149,500	2,191,921	2,225,944	34,023
Expiring 06/15/16	Citigroup Global Markets	INR	31,500	465,450	469,012	3,562
Expiring 06/15/16	JPMorgan Chase	INR	70,000	1,022,644	1,042,248	19,604
Expiring 06/15/16	State Street Bank	INR	1,989,000	28,626,531	29,614,740	988,209
Indonesian Rupiah,
Expiring 04/07/16	Deutsche Bank AG	IDR	1,568,374	118,000	118,150	150
Expiring 04/11/16	Deutsche Bank AG	IDR	2,793,712	213,000	210,327	(2,673)
Expiring 04/14/16	Citigroup Global Markets	IDR	1,599,775	122,000	120,384	(1,616)
Expiring 04/18/16	Deutsche Bank AG	IDR	1,632,192	123,000	122,747	(253)
Expiring 04/21/16	Deutsche Bank AG	IDR	1,583,637	121,000	119,040	(1,960)
Expiring 04/25/16	JPMorgan Chase	IDR	2,658,148	202,294	199,685	(2,609)
Expiring 05/02/16	Citigroup Global Markets	IDR	1,650,182	124,000	123,828	(172)
Expiring 05/02/16	Morgan Stanley	IDR	1,657,916	126,106	124,409	(1,697)
Expiring 05/02/16	Morgan Stanley	IDR	157,005	11,795	11,781	(14)
Expiring 06/15/16	Barclays Capital Group	IDR	19,080,000	1,423,881	1,420,965	(2,916)
Expiring 06/15/16	JPMorgan Chase	IDR	6,210,000	463,260	462,484	(776)
Expiring 06/15/16	State Street Bank	IDR	261,270,000	19,143,464	19,457,829	314,365
Expiring 06/15/16	State Street Bank	IDR	8,100,000	606,742	603,240	(3,502)
Israeli Shekel,
Expiring 06/15/16	Deutsche Bank AG	ILS	2,440	629,369	650,800	21,431
Japanese Yen,
Expiring 06/15/16	Deutsche Bank AG	JPY	134,000	1,202,664	1,193,365	(9,299)
Expiring 06/15/16	Morgan Stanley	JPY	2,412,000	21,343,520	21,480,567	137,047
Malaysian Ringgit,
Expiring 04/01/16	BNP Paribas	MYR	487	118,000	124,922	6,922
Expiring 04/01/16	Citigroup Global Markets	MYR	485	116,000	124,229	8,229
Expiring 04/08/16	Deutsche Bank AG	MYR	407	99,447	104,287	4,840
Expiring 04/08/16	Morgan Stanley	MYR	452	109,432	115,698	6,266
Expiring 04/11/16	Standard Chartered PLC	MYR	989	242,000	253,371	11,371
Expiring 04/20/16	JPMorgan Chase	MYR	499	122,000	127,662	5,662
Expiring 04/20/16	Morgan Stanley	MYR	859	219,383	219,774	391
Expiring 04/21/16	JPMorgan Chase	MYR	502	123,000	128,550	5,550
Expiring 04/25/16	BNP Paribas	MYR	480	120,213	122,821	2,608
Expiring 04/26/16	Hong Kong & Shanghai Bank	MYR	1,630	387,460	416,854	29,394
Expiring 04/28/16	Morgan Stanley	MYR	1,630	388,235	416,787	28,552
Expiring 05/04/16	Hong Kong & Shanghai Bank	MYR	3,827	906,170	978,160	71,990
Expiring 05/04/16	Hong Kong & Shanghai Bank	MYR	494	127,000	126,146	(854)
Expiring 05/06/16	Hong Kong & Shanghai Bank	MYR	371	85,384	94,814	9,430
Mexican Peso,
Expiring 04/26/16	BNP Paribas	MXN	72	4,052	4,150	98
Expiring 04/26/16	Deutsche Bank AG	MXN	4,867	272,391	281,050	8,659
Expiring 04/26/16	Deutsche Bank AG	MXN	2,136	124,000	123,347	(653)
Expiring 04/26/16	JPMorgan Chase	MXN	2,203	126,000	127,213	1,213
Expiring 04/26/16	JPMorgan Chase	MXN	2,202	126,000	127,143	1,143
Expiring 04/26/16	JPMorgan Chase	MXN	2,159	123,000	124,683	1,683
Expiring 04/26/16	JPMorgan Chase	MXN	2,159	122,000	124,649	2,649
Expiring 04/26/16	Morgan Stanley	MXN	2,190	122,000	126,472	4,472
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	2,196	127,000	126,791	(209)
Expiring 04/26/16	State Street Bank	MXN	2,170	122,000	125,308	3,308

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 04/18/16	Hong Kong & Shanghai Bank	TWD	2,285	$70,000	$70,996	$996
Expiring 04/21/16	BNP Paribas	TWD	15,901	491,000	494,174	3,174
Expiring 04/26/16	Hong Kong & Shanghai Bank	TWD	7,993	248,000	248,432	432
New Zealand Dollar,
Expiring 06/15/16	Deutsche Bank AG	NZD	20	13,466	13,768	302
Expiring 06/15/16	Morgan Stanley	NZD	230	152,239	158,340	6,101
Norwegian Krone,
Expiring 06/15/16	Deutsche Bank AG	NOK	800	95,297	96,643	1,346
Expiring 06/15/16	Morgan Stanley	NOK	4,150	477,936	501,333	23,397
Peruvian Nuevo Sol,
Expiring 04/22/16	Deutsche Bank AG	PEN	117	34,578	35,147	569
Expiring 04/22/16	Morgan Stanley	PEN	111	32,333	33,361	1,028
Philippine Peso,
Expiring 04/27/16	Hong Kong & Shanghai Bank	PHP	2,241	46,204	48,592	2,388
Polish Zloty,
Expiring 04/26/16	JPMorgan Chase	PLN	1,183	299,103	316,952	17,849
Expiring 06/15/16	Barclays Capital Group	PLN	4,380	1,104,201	1,172,811	68,610
Expiring 06/15/16	JPMorgan Chase	PLN	42,420	10,966,052	11,358,588	392,536
Expiring 06/15/16	JPMorgan Chase	PLN	37,800	9,495,770	10,121,514	625,744
Expiring 06/15/16	State Street Bank	PLN	180	47,296	48,198	902
Romanian Leu,
Expiring 04/26/16	Citigroup Global Markets	RON	217	53,909	55,152	1,243
Russian Ruble,
Expiring 04/04/16	Bank of America	RUB	17,971	241,000	267,165	26,165
Expiring 04/04/16	Citigroup Global Markets	RUB	8,704	117,000	129,396	12,396
Expiring 04/04/16	JPMorgan Chase	RUB	3,788	51,310	56,312	5,002
Expiring 04/08/16	Citigroup Global Markets	RUB	20,474	270,342	304,005	33,663
Expiring 04/11/16	BNP Paribas	RUB	3,591	52,235	53,266	1,031
Expiring 04/11/16	Morgan Stanley	RUB	7,047	97,000	104,544	7,544
Expiring 04/14/16	Credit Suisse First Boston Corp.	RUB	6,820	97,000	101,090	4,090
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	17,525	244,810	259,444	14,634
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	10,422	151,000	154,292	3,292
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	3,521	49,000	52,117	3,117
Expiring 04/20/16	Citigroup Global Markets	RUB	22,664	305,979	335,318	29,339
Expiring 04/21/16	Morgan Stanley	RUB	8,282	121,000	122,498	1,498
Expiring 04/22/16	Citigroup Global Markets	RUB	13,551	194,106	200,364	6,258
Expiring 04/25/16	Credit Suisse First Boston Corp.	RUB	3,499	50,000	51,687	1,687
Expiring 04/26/16	Citigroup Global Markets	RUB	21,864	321,404	322,904	1,500
Expiring 04/29/16	Morgan Stanley	RUB	8,459	124,000	124,817	817
Expiring 05/12/16	Citigroup Global Markets	RUB	3,036	39,764	44,656	4,892
Expiring 06/15/16	Citigroup Global Markets	RUB	766,000	11,069,364	11,172,120	102,756
Singapore Dollar,
Expiring 06/15/16	Deutsche Bank AG	SGD	1,600	1,148,592	1,186,502	37,910
Expiring 06/15/16	Deutsche Bank AG	SGD	260	191,129	192,807	1,678
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	1,930	126,201	130,077	3,876
Expiring 04/26/16	Citigroup Global Markets	ZAR	761	49,000	51,307	2,307
Expiring 04/26/16	Citigroup Global Markets	ZAR	750	49,000	50,538	1,538
Expiring 04/26/16	Deutsche Bank AG	ZAR	2,010	131,278	135,476	4,198
Expiring 04/26/16	Standard Chartered PLC	ZAR	1,535	100,000	103,468	3,468
Expiring 04/26/16	State Street Bank	ZAR	23,789	1,525,242	1,603,115	77,873
South Korean Won,
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	549,790	454,410	480,653	26,243
Expiring 04/25/16	Hong Kong & Shanghai Bank	KRW	151,446	132,440	132,342	(98)
Swedish Krona,
Expiring 06/15/16	Barclays Capital Group	SEK	9,975	1,173,788	1,232,204	58,416
Expiring 06/15/16	Deutsche Bank AG	SEK	1,350	164,605	166,765	2,160
Expiring 06/15/16	JPMorgan Chase	SEK	300	36,231	37,059	828

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/15/16	Morgan Stanley	SEK	81,150	$ 9,455,526	$ 10,024,395	$ 568,869
Expiring 06/15/16	Morgan Stanley	SEK	23,025	2,682,852	2,844,259	161,407
Expiring 06/15/16	UBS AG	SEK	1,350	164,560	166,764	2,204
Swiss Franc,
Expiring 06/15/16	Deutsche Bank AG	CHF	8,530	8,602,606	8,902,482	299,876
Expiring 06/15/16	Deutsche Bank AG	CHF	310	320,801	323,537	2,736
Thai Baht,
Expiring 05/12/16	Deutsche Bank AG	THB	25,591	714,633	726,697	12,064
Turkish Lira,
Expiring 04/26/16	Bank of America	TRY	427	145,644	150,267	4,623
Expiring 04/26/16	Bank of America	TRY	422	145,103	148,573	3,470
Expiring 04/26/16	Citigroup Global Markets	TRY	248	84,659	87,276	2,617
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	356	122,000	125,219	3,219
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	352	120,000	124,020	4,020
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	357	122,000	125,695	3,695
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	356	123,000	125,414	2,414
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	354	124,000	124,738	738
Expiring 06/15/16	Morgan Stanley	TRY	32,260	10,974,853	11,212,840	237,987

				$293,943,998	$303,429,330	9,485,332

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Barclays Capital Group	AUD	1,630	$ 1,194,792	$ 1,245,016	$ (50,224)
Expiring 06/15/16	JPMorgan Chase	AUD	150	111,494	114,572	(3,078)
Expiring 06/15/16	Morgan Stanley	AUD	27,420	19,927,759	20,943,755	(1,015,996)
Expiring 06/15/16	State Street Bank	AUD	1,340	1,008,024	1,023,509	(15,485)
Brazilian Real,
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	440	121,000	122,332	(1,332)
Expiring 04/04/16	JPMorgan Chase	BRL	41,100	10,984,899	11,417,862	(432,963)
Expiring 04/04/16	Morgan Stanley	BRL	797	219,833	221,401	(1,568)
Expiring 04/04/16	Morgan Stanley	BRL	504	139,000	139,969	(969)
Expiring 04/04/16	Morgan Stanley	BRL	457	126,000	127,027	(1,027)
Expiring 04/04/16	UBS AG	BRL	459	118,000	127,383	(9,383)
Expiring 05/03/16	Morgan Stanley	BRL	1,040	290,000	286,684	3,316
British Pound,
Expiring 06/15/16	BNP Paribas	GBP	15,560	22,107,586	22,353,778	(246,192)
Expiring 06/15/16	State Street Bank	GBP	1,795	2,554,615	2,578,729	(24,114)
Canadian Dollar,
Expiring 06/15/16	State Street Bank	CAD	1,540	1,166,287	1,185,833	(19,546)
Chilean Peso,
Expiring 06/15/16	Barclays Capital Group	CLP	330,000	475,984	489,210	(13,226)
Expiring 06/15/16	Standard Chartered PLC	CLP	6,905,000	9,850,917	10,236,353	(385,436)
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	716	106,248	110,719	(4,471)
Expiring 04/26/16	JPMorgan Chase	CNH	5,968	912,882	922,386	(9,504)
Expiring 05/19/16	Barclays Capital Group	CNH	204	30,856	31,464	(608)
Expiring 06/15/16	Bank of America	CNH	768	116,000	118,368	(2,368)
Expiring 06/15/16	Barclays Capital Group	CNH	10,680	1,616,712	1,646,454	(29,742)
Expiring 06/15/16	JPMorgan Chase	CNH	4,330	660,111	667,523	(7,412)
Expiring 06/15/16	State Street Bank	CNH	2,820	431,853	434,738	(2,885)
Expiring 06/15/16	UBS AG	CNH	127,510	19,325,553	19,657,244	(331,691)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/11/16	JPMorgan Chase	CNH	2,252	$329,375	$346,672	$(17,297)
Expiring 07/12/16	JPMorgan Chase	CNH	1,509	221,042	232,315	(11,273)
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	1,446	212,495	222,540	(10,045)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	1,224	181,139	188,317	(7,178)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	724	106,782	111,427	(4,645)
Expiring 07/21/16	Standard Chartered PLC	CNH	1,478	216,944	227,417	(10,473)
Expiring 07/22/16	Standard Chartered PLC	CNH	1,467	216,951	225,702	(8,751)
Expiring 07/26/16	Deutsche Bank AG	CNH	741	109,874	114,041	(4,167)
Expiring 07/26/16	Deutsche Bank AG	CNH	185	27,299	28,429	(1,130)
Expiring 08/02/16	Deutsche Bank AG	CNH	802	118,717	123,275	(4,558)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	1,120	165,766	172,185	(6,419)
Expiring 08/03/16	Deutsche Bank AG	CNH	399	59,033	61,387	(2,354)
Expiring 08/05/16	Barclays Capital Group	CNH	780	115,290	119,946	(4,656)
Expiring 08/16/16	Barclays Capital Group	CNH	973	144,672	149,561	(4,889)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	780	117,260	119,769	(2,509)
Expiring 09/01/16	Barclays Capital Group	CNH	2,677	401,874	410,914	(9,040)
Expiring 09/01/16	Barclays Capital Group	CNH	1,522	224,000	233,628	(9,628)
Expiring 09/01/16	Deutsche Bank AG	CNH	2,492	374,285	382,589	(8,304)
Expiring 09/01/16	Deutsche Bank AG	CNH	767	112,000	117,686	(5,686)
Expiring 09/01/16	Deutsche Bank AG	CNH	764	116,000	117,215	(1,215)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	2,308	336,671	354,349	(17,678)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	2,289	347,000	351,444	(4,444)
Expiring 09/01/16	JPMorgan Chase	CNH	1,525	232,000	234,183	(2,183)
Expiring 09/01/16	JPMorgan Chase	CNH	778	116,000	119,435	(3,435)
Expiring 09/01/16	JPMorgan Chase	CNH	549	85,000	84,207	793
Expiring 09/01/16	Standard Chartered PLC	CNH	1,568	242,000	240,699	1,301
Expiring 09/01/16	Standard Chartered PLC	CNH	1,543	239,000	236,948	2,052
Expiring 09/01/16	Standard Chartered PLC	CNH	773	116,000	118,636	(2,636)
Expiring 09/01/16	Westpac Banking Corp.	CNH	1,523	232,000	233,830	(1,830)
Expiring 09/01/16	Westpac Banking Corp.	CNH	774	113,000	118,845	(5,845)
Colombian Peso,
Expiring 04/22/16	Morgan Stanley	COP	2,250,898	674,932	749,715	(74,783)
Expiring 04/22/16	Morgan Stanley	COP	157,338	49,061	52,405	(3,344)
Expiring 04/28/16	Citigroup Global Markets	COP	547,337	162,390	182,273	(19,883)
Czech Koruna,
Expiring 04/20/16	Hong Kong & Shanghai Bank	CZK	9,990	404,812	420,477	(15,665)
Danish Krone,
Expiring 06/15/16	State Street Bank	DKK	1,610	241,947	246,467	(4,520)
Euro,
Expiring 04/26/16	BNP Paribas	EUR	110	125,019	125,266	(247)
Expiring 04/26/16	Citigroup Global Markets	EUR	75	83,000	85,850	(2,850)
Expiring 04/26/16	RBC Dominion Securities	EUR	1,372	1,524,948	1,561,860	(36,912)
Expiring 06/15/16	Barclays Capital Group	EUR	1,180	1,296,619	1,345,958	(49,339)
Expiring 06/15/16	Deutsche Bank AG	EUR	8,560	9,314,393	9,763,899	(449,506)
Expiring 06/15/16	JPMorgan Chase	EUR	140	155,958	159,690	(3,732)
Expiring 06/15/16	State Street Bank	EUR	3,750	4,208,475	4,277,409	(68,934)
Hong Kong Dollar,
Expiring 04/26/16	Hong Kong & Shanghai Bank	HKD	1,932	249,000	249,078	(78)
Expiring 06/15/16	State Street Bank	HKD	3,100	399,651	399,797	(146)
Hungarian Forint,
Expiring 06/15/16	JPMorgan Chase	HUF	3,060,000	10,931,004	11,080,059	(149,055)
Expiring 06/15/16	State Street Bank	HUF	58,000	207,988	210,014	(2,026)
Indian Rupee,
Expiring 04/04/16	Bank of America	INR	7,928	117,000	119,625	(2,625)
Expiring 04/04/16	BNP Paribas	INR	7,965	117,000	120,188	(3,188)
Expiring 04/07/16	Hong Kong & Shanghai Bank	INR	18,942	274,404	285,657	(11,253)
Expiring 04/07/16	Westpac Banking Corp.	INR	19,054	277,145	287,350	(10,205)
Expiring 04/18/16	BNP Paribas	INR	7,962	119,002	119,828	(826)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/18/16	Citigroup Global Markets	INR	6,663	$100,216	$100,278	$(62)
Indonesian Rupiah,
Expiring 04/04/16	Morgan Stanley	IDR	813,689	60,587	61,326	(739)
Expiring 04/07/16	Citigroup Global Markets	IDR	1,411,369	104,007	106,323	(2,316)
Expiring 04/11/16	JPMorgan Chase	IDR	2,326,420	174,735	175,146	(411)
Expiring 04/18/16	UBS AG	IDR	813,689	61,212	61,193	19
Expiring 04/18/16	Westpac Banking Corp.	IDR	1,606,754	122,494	120,834	1,660
Expiring 04/18/16	Westpac Banking Corp.	IDR	1,408,339	104,144	105,912	(1,768)
Expiring 04/25/16	Deutsche Bank AG	IDR	1,673,267	122,136	125,699	(3,563)
Expiring 04/29/16	JPMorgan Chase	IDR	10,729,478	752,523	805,520	(52,997)
Expiring 04/29/16	JPMorgan Chase	IDR	2,404,596	176,913	180,527	(3,614)
Expiring 04/29/16	JPMorgan Chase	IDR	479,747	36,000	36,017	(17)
Expiring 04/29/16	Standard Chartered PLC	IDR	2,032,085	149,583	152,560	(2,977)
Israeli Shekel,
Expiring 06/15/16	State Street Bank	ILS	280	73,139	74,682	(1,543)
Japanese Yen,
Expiring 06/15/16	Bank of America	JPY	1,260,000	11,247,520	11,221,192	26,328
Expiring 06/15/16	State Street Bank	JPY	290,000	2,564,359	2,582,655	(18,296)
Malaysian Ringgit,
Expiring 04/01/16	Hong Kong & Shanghai Bank	MYR	307	73,065	78,789	(5,724)
Expiring 04/01/16	Morgan Stanley	MYR	185	44,000	47,306	(3,306)
Expiring 04/11/16	Westpac Banking Corp.	MYR	248	59,738	63,392	(3,654)
Expiring 04/20/16	Morgan Stanley	MYR	447	111,911	114,496	(2,585)
Expiring 04/20/16	Morgan Stanley	MYR	379	92,606	96,876	(4,270)
Expiring 04/20/16	Westpac Banking Corp.	MYR	960	230,339	245,680	(15,341)
Expiring 04/25/16	JPMorgan Chase	MYR	505	126,000	129,249	(3,249)
Expiring 04/28/16	Citigroup Global Markets	MYR	214	53,000	54,682	(1,682)
Expiring 06/15/16	Barclays Capital Group	MYR	3,690	891,412	939,967	(48,555)
Expiring 06/15/16	JPMorgan Chase	MYR	1,110	266,315	282,755	(16,440)
Expiring 06/15/16	State Street Bank	MYR	750	187,664	191,050	(3,386)
Expiring 06/15/16	UBS AG	MYR	40,230	9,592,732	10,247,932	(655,200)
Mexican Peso,
Expiring 04/26/16	Citigroup Global Markets	MXN	1,138	66,086	65,727	359
Expiring 04/26/16	JPMorgan Chase	MXN	2,165	121,000	124,988	(3,988)
Expiring 04/26/16	JPMorgan Chase	MXN	923	52,000	53,280	(1,280)
Expiring 04/26/16	Morgan Stanley	MXN	851	49,174	49,119	55
Expiring 04/26/16	RBC Dominion Securities	MXN	1,563	91,000	90,273	727
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	2,158	124,000	124,583	(583)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	2,113	121,000	121,984	(984)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	MXN	2,094	121,000	120,935	65
Expiring 04/26/16	Standard Chartered PLC	MXN	608	34,666	35,085	(419)
New Taiwanese Dollar,
Expiring 04/11/16	Morgan Stanley	TWD	5,667	173,000	176,094	(3,094)
Expiring 04/12/16	JPMorgan Chase	TWD	6,286	188,421	195,330	(6,909)
Expiring 04/14/16	Citigroup Global Markets	TWD	3,744	112,666	116,345	(3,679)
Expiring 04/14/16	Westpac Banking Corp.	TWD	6,324	193,076	196,530	(3,454)
Expiring 04/18/16	Barclays Capital Group	TWD	3,838	117,084	119,274	(2,190)
Expiring 04/19/16	Citigroup Global Markets	TWD	8,298	252,664	257,865	(5,201)
Expiring 04/19/16	Hong Kong & Shanghai Bank	TWD	2,720	82,549	84,518	(1,969)
Expiring 04/26/16	Barclays Capital Group	TWD	13,382	406,018	415,907	(9,889)
Expiring 06/15/16	Barclays Capital Group	TWD	34,800	1,054,545	1,082,188	(27,643)
Expiring 06/15/16	JPMorgan Chase	TWD	13,800	419,900	429,144	(9,244)
Expiring 06/15/16	State Street Bank	TWD	6,600	203,484	205,243	(1,759)
Expiring 06/15/16	UBS AG	TWD	430,800	12,928,008	13,396,744	(468,736)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 06/15/16	Barclays Capital Group	NZD	1,350	$905,892	$929,389	$(23,497)
Expiring 06/15/16	JPMorgan Chase	NZD	510	335,343	351,103	(15,760)
Expiring 06/15/16	Morgan Stanley	NZD	14,540	9,624,171	10,009,859	(385,688)
Expiring 06/15/16	State Street Bank	NZD	30	20,124	20,653	(529)
Expiring 06/15/16	UBS AG	NZD	290	194,521	199,646	(5,125)
Norwegian Krone,
Expiring 06/15/16	State Street Bank	NOK	600	70,781	72,482	(1,701)
Philippine Peso,
Expiring 04/27/16	BNP Paribas	PHP	9,689	202,653	210,102	(7,449)
Polish Zloty,
Expiring 04/26/16	Morgan Stanley	PLN	603	160,808	161,575	(767)
Russian Ruble,
Expiring 04/04/16	Morgan Stanley	RUB	8,599	116,000	127,829	(11,829)
Expiring 04/11/16	Citigroup Global Markets	RUB	9,528	134,320	141,348	(7,028)
Expiring 04/18/16	Credit Suisse First Boston Corp.	RUB	3,299	48,000	48,842	(842)
Expiring 04/22/16	Credit Suisse First Boston Corp.	RUB	3,407	50,000	50,377	(377)
Expiring 04/22/16	Morgan Stanley	RUB	3,398	50,000	50,237	(237)
Expiring 04/29/16	JPMorgan Chase	RUB	8,585	127,000	126,677	323
Expiring 05/12/16	Credit Suisse First Boston Corp.	RUB	7,362	93,869	108,270	(14,401)
Expiring 05/12/16	Credit Suisse First Boston Corp.	RUB	2,874	34,930	42,266	(7,336)
Expiring 05/12/16	Credit Suisse First Boston Corp.	RUB	2,695	33,433	39,638	(6,205)
Expiring 05/12/16	Morgan Stanley	RUB	3,672	46,788	54,006	(7,218)
Expiring 05/12/16	Morgan Stanley	RUB	2,637	32,103	38,782	(6,679)
Singapore Dollar,
Expiring 04/26/16	Citigroup Global Markets	SGD	1,168	844,528	866,800	(22,272)
Expiring 04/26/16	Hong Kong & Shanghai Bank	SGD	171	125,000	127,142	(2,142)
Expiring 06/15/16	State Street Bank	SGD	260	189,653	192,807	(3,154)
South African Rand,
Expiring 04/26/16	Barclays Capital Group	ZAR	744	49,000	50,141	(1,141)
Expiring 04/26/16	Standard Chartered PLC	ZAR	1,131	76,500	76,237	263
Expiring 04/26/16	Standard Chartered PLC	ZAR	758	51,000	51,091	(91)
Expiring 04/26/16	Standard Chartered PLC	ZAR	734	48,000	49,487	(1,487)
South Korean Won,
Expiring 04/08/16	Citigroup Global Markets	KRW	143,443	119,000	125,404	(6,404)
Expiring 04/08/16	JPMorgan Chase	KRW	143,616	119,000	125,556	(6,556)
Expiring 04/08/16	UBS AG	KRW	111,286	95,928	97,292	(1,364)
Expiring 04/11/16	Citigroup Global Markets	KRW	146,354	121,000	127,939	(6,939)
Expiring 04/15/16	Morgan Stanley	KRW	145,302	122,000	127,007	(5,007)
Expiring 04/25/16	Citigroup Global Markets	KRW	134,962	109,798	117,937	(8,139)
Expiring 04/25/16	Deutsche Bank AG	KRW	293,491	252,000	256,470	(4,470)
Expiring 04/25/16	Morgan Stanley	KRW	146,097	126,000	127,668	(1,668)
Expiring 04/28/16	BNP Paribas	KRW	242,039	207,316	211,492	(4,176)
Expiring 06/15/16	Barclays Capital Group	KRW	2,130,000	1,755,253	1,858,801	(103,548)
Expiring 06/15/16	JPMorgan Chase	KRW	110,000	91,670	95,994	(4,324)
Expiring 06/15/16	State Street Bank	KRW	19,450,000	15,722,254	16,973,558	(1,251,304)
Expiring 06/15/16	State Street Bank	KRW	70,000	60,163	61,087	(924)
Swedish Krona,
Expiring 06/15/16	State Street Bank	SEK	3,525	426,705	435,441	(8,736)
Swiss Franc,
Expiring 06/15/16	Barclays Capital Group	CHF	2,580	2,617,517	2,692,662	(75,145)
Expiring 06/15/16	Deutsche Bank AG	CHF	22,040	22,227,601	23,002,426	(774,825)
Expiring 06/15/16	JPMorgan Chase	CHF	610	621,171	636,638	(15,467)
Expiring 06/15/16	State Street Bank	CHF	1,100	1,132,709	1,148,034	(15,325)
Expiring 06/15/16	UBS AG	CHF	200	206,009	208,734	(2,725)
Thai Baht,
Expiring 04/26/16	Deutsche Bank AG	THB	7,815	224,569	222,009	2,560

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	1,826	$616,449	$642,975	$(26,526)
Expiring 04/26/16	Royal Bank of Scotland Group PLC	TRY	42	14,674	14,906	(232)
United Arab Emirates Dirham,
Expiring 08/11/16	BNP Paribas	AED	964	262,000	262,247	(247)
Expiring 08/15/16	BNP Paribas	AED	6,358	1,727,000	1,729,142	(2,142)

				$237,291,516	$245,204,164	(7,912,648)

						$1,572,684

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/26/16	Buy	EUR	112	PLN	478	$ (396)	Bank of America
04/26/16	Buy	EUR	111	PLN	476	(1,176)	BNP Paribas
04/26/16	Buy	EUR	32	PLN	136	(114)	Royal Bank of Scotland
04/26/16	Buy	EUR	111	PLN	475	(806)	UBS AG
04/26/16	Buy	HUF	34,890	EUR	111	7	Bank of America
04/26/16	Buy	HUF	57,186	EUR	184	(2,450)	Bank of America
04/26/16	Buy	HUF	1,910	EUR	6	(24)	BNP Paribas
04/26/16	Buy	PLN	475	EUR	110	2,055	Bank of America
04/26/16	Buy	PLN	482	EUR	112	1,458	Bank of America
04/26/16	Buy	PLN	479	EUR	111	1,824	UBS AG

						$ 378

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	2,130	01/02/17	11.550%	Brazil Interbank	$(19,390)	$ —	$ (19,390)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	1,440	01/02/17	15.740%	Brazil Interbank	6,206	—	6,206	Citigroup Global Markets
				Deposit Rate(1)
BRL	40	01/02/17	11.700%	Brazil Interbank	(304)	—	(304)	Deutsche Bank AG
				Deposit Rate(1)
BRL	3,270	01/02/18	13.877%	Brazil Interbank	1,194	—	1,194	Deutsche Bank AG
				Deposit Rate(1)
BRL	290	01/02/18	11.500%	Brazil Interbank	(4,551)	—	(4,551)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	2,090	01/04/21	16.150%	Brazil Interbank	35,313	—	35,313	Morgan Stanley
				Deposit Rate(1)
BRL	570	01/04/21	11.410%	Brazil Interbank	12,913	—	12,913	Morgan Stanley
				Deposit Rate(2)
BRL	480	01/04/21	16.170%	Brazil Interbank	8,180	—	8,180	Deutsche Bank AG
				Deposit Rate(1)
BRL	840	01/02/23	14.558%	Brazil Interbank	4,987	—	4,987	Deutsche Bank AG
				Deposit Rate(1)
BRL	740	01/02/25	14.335%	Brazil Interbank	2,354	—	2,354	Deutsche Bank AG
				Deposit Rate(1)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
BRL	620	01/02/25	12.340%	Brazil Interbank	$12,472	$ —	$ 12,472	Deutsche Bank AG
				Deposit Rate(2)
COP	423,180	04/15/19	5.110%	90 day Colombian	4,867	—	4,867	Credit Suisse First Boston Corp.
				Interbank rate(2)
COP	224,740	04/22/19	5.190%	Colombia	2,428	—	2,428	JPMorgan Chase
				Interbank rate(2)
KRW	246,840	03/03/17	2.850%	3 month	2,910	—	2,910	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	840,670	03/07/17	2.875%	3 month	10,069	—	10,069	Citigroup Global Markets
				Certificate of
				Deposit(1)
KRW	1,319,500	10/06/17	2.239%	3 month	15,416	—	15,416	Citigroup Global Markets
				Certificate of
				Deposit(2)
KRW	915,800	10/06/17	2.245%	3 month	10,786	—	10,786	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	116,820	10/13/17	2.250%	3 month	1,384	(7)	1,391	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	221,190	10/14/17	2.240%	3 month	2,597	(13)	2,610	Citigroup Global Markets
				Certificate of
				Deposit(1)
KRW	202,870	10/14/17	2.250%	3 month	2,413	(12)	2,425	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	202,870	10/14/17	2.245%	3 month	2,406	(12)	2,418	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	445,020	10/15/17	2.252%	3 month	5,302	(26)	5,328	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	299,010	10/28/17	2.172%	3 month	3,254	—	3,254	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	533,310	02/07/19	1.461%	3 month	(71)	—	(71)	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	1,860,970	05/14/23	2.000%	3 month	(113,311)	—	(113,311)	Barclays Bank PLC
				Certificate of
				Deposit(1)
KRW	411,360	07/11/24	2.940%	3 month	39,997	—	39,997	Citigroup Global Markets
				Certificate of
				Deposit(1)
THB	11,140	11/26/16	1.800%	6 month Thailand	905	—	905	Citigroup Global Markets
				reference rate(1)
THB	7,690	02/04/21	1.903%	6 month Thailand	2,154	—	2,154	Citigroup Global Markets
				reference rate(1)
THB	3,360	02/15/21	1.815%	6 month Thailand	448	—	448	Citigroup Global Markets
				reference rate(1)
THB	4,390	02/16/21	1.830%	6 month Thailand	665	—	665	Credit Suisse First Boston Corp.
				reference rate(1)
THB	5,230	02/23/21	1.880%	6 month Thailand	1,102	—	1,102	Morgan Stanley
				reference rate(1)
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	(3,277)	—	(3,277)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	(1,306)	—	(1,306)	Deutsche Bank AG

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount Termination (000)# Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ZAR 18,000 04/30/20	6.000%	3 month JIBAR(1)	$(91,963)	$—	$(91,963)	Morgan Stanley

			$(41,451)	$(70)	$(41,381)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
HKD	2,840	09/21/21	2.000%	3 month HIHDR(2)	$1,789	$(1,531)	$(3,320)
MXN	18,530	10/14/16	3.680%	1 month Mexican	2	(3,314)	(3,316)
				Deposit Rate(1)
MXN	5,370	09/25/18	5.190%	28 day Mexican Interbank rate(2)	3	(3,704)	(3,707)
ZAR	3,310	06/13/19	7.640%	3 month LIBOR(1)	—	(2,299)	(2,299)
ZAR	1,200	09/05/19	7.280%	3 month JIBAR(1)	1	(1,876)	(1,877)
ZAR	3,620	09/08/19	7.310%	3 month JIBAR(1)	3	(5,476)	(5,479)
ZAR	1,120	12/18/24	7.890%	3 month JIBAR(2)	—	3,416	3,416

					$1,798	$(14,784)	$(16,582)

(1)  Portfolio pays the floating rate and receives the fixed rate.

(2)  Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CMBX.NA.AAA.6	05/11/63	0.500%	200	*	$(4,076)	$(5,029)	$953	Credit Suisse First Boston Corp.
CMBX.NA.AAA.6	05/11/63	0.500%	200	*	(4,076)	(4,787)	711	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	1,600	*	(49,726)	(44,287)	(5,439)	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	700	*	(21,757)	(25,681)	3,924	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	600	*	(18,649)	(21,672)	3,023	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	500	*	(15,539)	(19,286)	3,747	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(12,432)	(15,268)	2,836	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(12,432)	(15,124)	2,692	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(12,432)	(15,582)	3,150	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(12,432)	(15,582)	3,150	Barclays Capital Group

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	$(12,432)	$(14,520)	$2,088	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(12,432)	(14,777)	2,345	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	300	*	(9,324)	(10,055)	731	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,388)	1,172	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,031)	815	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,188)	972	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,260)	1,044	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,706)	1,490	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,404)	1,188	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(6,216)	(7,569)	1,353	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	1,800	*	(80,936)	(72,434)	(8,502)	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	1,800	*	(80,936)	(80,820)	(116)	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	1,000	*	(44,966)	(49,556)	4,590	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	900	*	(40,468)	(36,749)	(3,719)	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	800	*	(35,972)	(33,769)	(2,203)	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	700	*	(31,476)	(35,542)	4,066	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	500	*	(22,482)	(21,734)	(748)	Barclays Capital Group

					$(578,487)	$(603,800)	$25,313

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.700%	$ (728)	$ (202)	$ (526)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	0.700%	(728)	(213)	(515)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	03/20/19	1.000%	60	0.700%	$ (546)	$ (335)	$ (211)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.700%	(546)	(102)	(444)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.700%	(454)	(170)	(284)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(133)	(230)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(249)	(114)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(301)	(62)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(300)	(63)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(320)	(43)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(358)	(5)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.700%	(363)	(156)	(207)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.700%	(273)	(100)	(173)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.700%	(182)	(68)	(114)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.700%	(182)	(82)	(100)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.700%	(182)	(67)	(115)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.700%	(182)	(133)	(49)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.700%	(91)	(66)	(25)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.700%	(91)	(44)	(47)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.738%	(1,378)	—	(1,378)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.738%	(1,206)	(2,155)	949	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.738%	(947)	(747)	(200)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.738%	(775)	(482)	(293)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.738%	(689)	(476)	(213)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.738%	(603)	(214)	(389)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.738%	(517)	(389)	(128)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.738%	(517)	(780)	263	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.738%	(430)	(223)	(207)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.738%	(430)	(331)	(99)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%	50	0.738%	$(430)	$(352)	$(78)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	0.738%	(344)	(275)	(69)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.738%	(344)	(98)	(246)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(258)	(196)	(62)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(258)	(292)	34	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(258)	(326)	68	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(258)	(193)	(65)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.738%	(172)	(123)	(49)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.738%	(172)	(126)	(46)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.738%	(86)	(57)	(29)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	380	1.095%	1,520	641	879	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	340	1.095%	1,358	4,107	(2,749)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	320	1.095%	1,278	2,808	(1,530)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	300	1.095%	1,198	3,754	(2,556)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	260	1.095%	1,040	3,106	(2,066)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	240	1.095%	960	2,932	(1,972)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	1.095%	800	1,318	(518)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	1.095%	800	2,426	(1,626)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	170	1.095%	680	914	(234)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	150	1.095%	600	2,025	(1,425)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	100	1.095%	399	1,014	(615)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	60	1.095%	240	715	(475)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	40	1.095%	160	269	(109)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	1.095%	40	84	(44)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	1.095%	40	88	(48)	Deutsche Bank AG

					$(5,685)	$14,967	$(20,652)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Value at Trade Date	Value at March 31, 2016(4)	Unrealized Depreciation
Centrally cleared credit default swaps – Buy Protection(1):
CDX.IG.26	06/20/21	34,875	1.000%	$(338,478)	$(381,377)	$(42,899)

Cash of $386,116 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation

OTC currency swap agreements:
TRY	1,490	8.05%	668	3 Month LIBOR	Deutsche Bank AG	12/04/16	$(135,163)	$—	$(135,163)
TRY	514	8.08%	230	3 Month LIBOR	Deutsche Bank AG	12/05/16	(46,061)	—	(46,061)
ZAR	927	6.34%	89	3 Month LIBOR	Deutsche Bank AG	05/23/19	(26,284)	(85)	(26,199)
ZAR	580	6.34%	56	3 Month LIBOR	Citigroup Global Markets	05/13/24	(16,362)	(147)	(16,215)
ZAR	1,190	6.34%	115	3 Month LIBOR	Morgan Stanley	05/13/24	(33,490)	(246)	(33,244)

							$(257,360)	$(478)	$(256,882)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)
OTC swap agreements:
Deutsche Bank AG	04/06/16	COP 353,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	$6,887	$—	$6,887
Deutsche Bank AG	04/06/16	COP 39,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	627	—	627
Deutsche Bank AG	04/12/16	COP 50,900	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	345	—	345

				$7,859	$—	$7,859

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	– quoted prices generally in active markets for identical securities.

Level 2	– quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3	– unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$919,214,071	$—	$—
Common Stocks	341,485,523	366,810,352	319,051
Exchange Traded Funds	21,132,442	—	—
Preferred Stocks	3,338,403	2,320,484	—
Rights	108	165	921
Unaffiliated Funds	11,903,285	262,110	—
Warrants	4,285	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	47,709,288	—
Non-Residential Mortgage-Backed Securities	—	46,273,616	—
Bank Loans	—	49,060,520	—
Commercial Mortgage-Backed Securities	—	73,026,436	—
Corporate Bonds	—	342,326,710	—
Foreign Government Bonds	—	62,031,536	—
Municipal Bonds	—	9,290,078	—
Residential Mortgage-Backed Securities	—	14,539,417	—
U.S. Government Agency Obligations	—	291,328,267	—
U.S. Treasury Obligations	—	216,379,718	—
Options Purchased	4,369,759	1,119,261	—
Short Sales – U.S. Government Agency Obligations	—	(15,562,867)	—
Options Written	(3,241,087)	(1,329,113)	—
Other Financial Instruments*
Futures Contracts	7,654,828	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,572,684	—
OTC Cross Currency Exchange Contracts	—	378	—
OTC Interest Rate Swap Agreements	—	(41,451)	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,582)	—
OTC Credit Default Swap Agreements	—	(584,172)	—
Centrally Cleared Credit Default Swap Agreements	—	(42,899)	—
OTC Currency Swap Agreements	—	(257,360)	—
OTC Total Return Swap Agreements	—	7,859	—

Total	$1,305,861,617	$1,506,224,435	$319,972

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$(627,071)
Equity contracts	9,703,864
Foreign exchange contracts	1,573,062
Interest rate contracts	(917,653)

Total	$9,732,202

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 91.1%
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.(a)	55,686	$4,213,760
Esterline Technologies Corp.*	88,994	5,701,846
Moog, Inc. (Class A Stock)*	70,997	3,243,143

		13,158,749

Air Freight & Logistics — 0.5%
Forward Air Corp.	93,976	4,258,992

Auto Components — 0.4%
Cooper Tire & Rubber Co.	14,195	525,499
Tower International, Inc.	88,557	2,408,750

		2,934,249

Banks — 16.3%
Ameris Bancorp	48,198	1,425,697
BancorpSouth, Inc.	217,068	4,625,719
Bank of the Ozarks, Inc.(a)	117,073	4,913,554
Banner Corp.(g)	96,413	4,053,202
BNC Bancorp	72,727	1,535,994
Boston Private Financial Holdings, Inc.	222,390	2,546,365
Brookline Bancorp, Inc.	148,579	1,635,855
CoBiz Financial, Inc.	106,452	1,258,263
Columbia Banking System, Inc.	125,947	3,768,334
Community Bank System, Inc.(a)	96,779	3,697,926
ConnectOne Bancorp, Inc.	67,311	1,100,535
CVB Financial Corp.(a)	272,368	4,752,822
First Financial Bankshares, Inc.(a)	127,991	3,785,974
First Merchants Corp.	120,139	2,831,676
First Midwest Bancorp, Inc.	164,599	2,966,074
First of Long Island Corp. (The)	37,163	1,059,145
Flushing Financial Corp.	102,865	2,223,941
Glacier Bancorp, Inc.	164,129	4,172,159
Great Western Bancorp, Inc.	161,255	4,397,424
Heritage Financial Corp.	80,895	1,421,325
Home BancShares, Inc.	99,671	4,081,527
Independent Bank Corp.(a)	81,610	3,750,796
Independent Bank Group, Inc.	30,439	834,029
Lakeland Financial Corp.	41,177	1,885,083
LegacyTexas Financial Group, Inc.	187,745	3,689,189
MB Financial, Inc.(a)	170,810	5,542,785
PacWest Bancorp	116,898	4,342,761
Pinnacle Financial Partners, Inc.(a)	102,377	5,022,616
PrivateBancorp, Inc.	214,821	8,292,091
Prosperity Bancshares, Inc.	115,603	5,362,823
Renasant Corp.	106,273	3,497,444
Sandy Spring Bancorp, Inc.	47,969	1,334,977
South State Corp.	63,769	4,095,883
Southwest Bancorp, Inc.	45,686	687,574
State Bank Financial Corp.	124,739	2,464,843
Summit State Bank	5,721	78,034
Texas Capital Bancshares, Inc.*	38,757	1,487,494
Trico Bancshares	57,405	1,453,495
UMB Financial Corp.	31,114	1,606,416
Webster Financial Corp.	246,474	8,848,417
Wintrust Financial Corp.	19,949	884,539

		127,414,800

Biotechnology — 0.1%
Infinity Pharmaceuticals, Inc.*	124,159	654,318

Building Products — 0.9%
Armstrong World Industries, Inc.*	69,378	3,355,814

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Continental Building Products, Inc.*	133,130	$2,470,893
Masonite International Corp.*	15,587	1,020,949

		6,847,656

Capital Markets — 1.1%
Golub Capital BDC, Inc.	58,018	1,004,292
New Mountain Finance Corp.(a)	76,182	962,940
OM Asset Management PLC	200,302	2,674,032
Stifel Financial Corp.*	93,401	2,764,670
Virtu Financial, Inc. (Class A Stock)(a)	64,431	1,424,569

		8,830,503

Chemicals — 1.6%
Methanex Corp. (Canada)	5,522	177,367
Minerals Technologies, Inc.	46,332	2,633,974
PolyOne Corp.	82,756	2,503,369
Quaker Chemical Corp.	23,048	1,955,853
Trinseo SA*	20,701	762,004
WR Grace & Co.*	63,568	4,524,770

		12,557,337

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	158,679	5,126,918
Ceco Environmental Corp.	34,932	216,928
G&K Services, Inc. (Class A Stock)	32,972	2,415,199
Mobile Mini, Inc.(a)	91,537	3,022,552
Msa Safety, Inc.	45,818	2,215,300
Progressive Waste Solutions Ltd. (Canada)	128,411	3,984,593

		16,981,490

Communications Equipment — 1.6%
NetScout Systems, Inc.*	124,239	2,853,770
Polycom, Inc.*	390,984	4,359,472
RADWARE Ltd. (Israel)*	143,639	1,699,249
Viavi Solutions, Inc.*	540,582	3,708,392

		12,620,883

Construction & Engineering — 0.7%
EMCOR Group, Inc.	111,611	5,424,295

Construction Materials — 0.9%
Eagle Materials, Inc.	54,446	3,817,209
Summit Materials, Inc. (Class A Stock)*	178,940	3,480,383

		7,297,592

Containers & Packaging — 1.1%
Berry Plastics Group, Inc.*	157,371	5,688,962
Graphic Packaging Holding Co.	240,846	3,094,871

		8,783,833

Distributors — 0.5%
Core-Mark Holding Co., Inc.	47,895	3,906,316

Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	27,088	3,381,395

Electric Utilities — 2.4%
IDACORP, Inc.(a)	88,649	6,612,329
PNM Resources, Inc.	184,690	6,227,747
Portland General Electric Co.	152,645	6,027,951

		18,868,027

Electrical Equipment — 0.5%
EnerSys	32,656	1,819,592

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Thermon Group Holdings, Inc.*	104,436	$1,833,896

		3,653,488

Electronic Equipment, Instruments & Components — 1.9%
Anixter International, Inc.*	55,733	2,904,247
CTS Corp.	130,576	2,055,266
Littelfuse, Inc.	17,433	2,146,177
Newport Corp.*	170,624	3,924,352
Plexus Corp.*	90,886	3,591,815

		14,621,857

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	182,390	1,050,566

Food Products — 1.9%
J&J Snack Foods Corp.	10,738	1,162,711
Pinnacle Foods, Inc.	90,757	4,055,023
Post Holdings, Inc.*	22,102	1,519,954
Sanderson Farms, Inc.(a)	7,905	712,873
TreeHouse Foods, Inc.*	82,643	7,169,280

		14,619,841

Gas Utilities — 2.3%
New Jersey Resources Corp.	178,300	6,495,469
Southwest Gas Corp.	101,038	6,653,352
WGL Holdings, Inc.	69,601	5,037,024

		18,185,845

Health Care Equipment & Supplies — 1.5%
CONMED Corp.	88,082	3,694,159
Endologix, Inc.*(a)	366,808	3,066,515
Integra LifeSciences Holdings Corp.*	52,059	3,506,694
Wright Medical Group NV*	80,089	1,329,477

		11,596,845

Health Care Providers & Services — 1.7%
Air Methods Corp.*(a)	88,272	3,197,212
Amsurg Corp.*(a)	41,891	3,125,069
HealthSouth Corp.	51,038	1,920,560
Team Health Holdings, Inc.*	43,628	1,824,087
VCA, Inc.*	54,169	3,125,010

		13,191,938

Health Care Technology — 0.4%
HMS Holdings Corp.*	136,004	1,951,657
Press Ganey Holdings, Inc.*	42,183	1,268,865

		3,220,522

Hotels, Restaurants & Leisure — 2.0%
Diamond Resorts International, Inc.*(a)	91,307	2,218,760
Extended Stay America, Inc.	49,699	810,094
Jack in the Box, Inc.	66,244	4,231,004
Marriott Vacations Worldwide Corp.	41,278	2,786,265
Vail Resorts, Inc.	42,868	5,731,452

		15,777,575

Household Durables — 0.7%
CalAtlantic Group, Inc.(a)	79,311	2,650,574
Meritage Homes Corp.*	55,270	2,015,144
William Lyon Homes (Class A Stock)*(a)	61,793	895,381

		5,561,099

Household Products — 1.0%
Spectrum Brands Holdings, Inc.	71,839	7,850,566

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	140,217	$2,014,918

Insurance — 4.5%
American Equity Investment Life Holding Co.(a)	210,757	3,540,718
AMERISAFE, Inc.	36,073	1,895,275
Amtrust Financial Services, Inc.	102,597	2,655,210
CNO Financial Group, Inc.	410,818	7,361,859
Endurance Specialty Holdings Ltd.	54,636	3,569,916
Enstar Group Ltd. (Bermuda)*(g)	12,857	2,090,291
Maiden Holdings Ltd.(a)	314,773	4,073,163
National General Holdings Corp.	180,954	3,906,797
ProAssurance Corp.	55,347	2,800,558
RLI Corp.	52,650	3,520,179

		35,413,966

Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc.*	25,175	824,985
Everyday Health, Inc.*	48,858	273,605
Marketo, Inc.*	54,704	1,070,557

		2,169,147

IT Services — 0.9%
Convergys Corp.(a)	156,382	4,342,728
MAXIMUS, Inc.	54,567	2,872,407

		7,215,135

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	21,465	917,843

Machinery — 2.8%
Alamo Group, Inc.	12,240	681,890
Barnes Group, Inc.	94,767	3,319,688
CLARCOR, Inc.	51,248	2,961,622
Manitowoc Co., Inc. (The)(a)	206,727	895,128
Manitowoc Foodservice, Inc.*(a)	179,597	2,647,260
RBC Bearings, Inc.*	48,652	3,564,245
Standex International Corp.	18,550	1,443,375
Watts Water Technologies, Inc. (Class A Stock)	82,525	4,549,603
Woodward, Inc.	36,650	1,906,533

		21,969,344

Media — 1.2%
Live Nation Entertainment, Inc.*	281,310	6,276,026
Media General, Inc.*	16,445	268,218
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	60,087	2,660,051
Townsquare Media, Inc. (Class A Stock)*	45,260	507,365

		9,711,660

Metals & Mining — 1.4%
Commercial Metals Co.	156,778	2,660,523
Ferroglobe PLC	124,587	1,097,611
Kaiser Aluminum Corp.(a)	63,291	5,350,621
Royal Gold, Inc.	27,207	1,395,447
Worthington Industries, Inc.	16,974	604,953

		11,109,155

Multiline Retail — 0.3%
Big Lots, Inc.	46,430	2,102,815

Multi-Utilities — 1.5%
Black Hills Corp.(a)	89,213	5,364,378

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
NorthWestern Corp.	103,676	$6,401,993

		11,766,371

Oil, Gas & Consumable Fuels — 4.2%
Carrizo Oil & Gas, Inc.*(a)	95,091	2,940,214
Golar LNG Ltd. (Bermuda)*(a)	135,001	2,425,968
Memorial Resource Development Corp.*(a)	378,994	3,858,159
Parsley Energy, Inc. (Class A Stock)*(a)	171,678	3,879,923
PBF Energy, Inc. (Class A Stock)	102,823	3,413,724
PDC Energy, Inc.*(a)	66,186	3,934,758
Rice Energy, Inc.*	449,740	6,278,370
RSP Permian, Inc.*(a)	172,364	5,005,451
WPX Energy, Inc.*	122,343	855,178

		32,591,745

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	54,500	515,025

Pharmaceuticals — 0.6%
Catalent, Inc.*	64,509	1,720,455
Pacira Pharmaceuticals, Inc.*(a)	19,771	1,047,468
Prestige Brands Holdings, Inc.*	40,189	2,145,691

		4,913,614

Professional Services — 0.4%
On Assignment, Inc.*	76,078	2,808,800

Real Estate Investment Trusts (REITs) — 12.8%
Acadia Realty Trust	213,431	7,497,831
Apollo Commercial Real Estate Finance, Inc.(a)	291,636	4,753,667
Blackstone Mortgage Trust, Inc. (Class A Stock)	202,434	5,437,377
Care Capital Properties, Inc.	146,001	3,918,667
CBL & Associates Properties, Inc.	177,251	2,109,287
Chesapeake Lodging Trust	333,436	8,822,717
Corporate Office Properties Trust	7,968	209,080
CubeSmart	249,828	8,319,272
CyrusOne, Inc.	161,871	7,389,411
Highwoods Properties, Inc.(a)	142,411	6,808,670
Hudson Pacific Properties, Inc.	188,428	5,449,338
MFA Financial, Inc.	518,525	3,551,896
Pebblebrook Hotel Trust(a)	341,247	9,920,050
Post Properties, Inc.	64,467	3,851,259
PS Business Parks, Inc.	80,147	8,055,575
Sovran Self Storage, Inc.	53,861	6,352,905
Terreno Realty Corp.	229,547	5,382,877
Two Harbors Investment Corp.	333,766	2,650,102

		100,479,981

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	243,588	5,334,577

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp.	54,628	2,234,831
Cypress Semiconductor Corp.(a)	250,255	2,167,208
Entegris, Inc.*	396,581	5,401,433
Fairchild Semiconductor International, Inc.*	165,208	3,304,160
Intersil Corp. (Class A Stock)	463,858	6,201,781
MKS Instruments, Inc.	104,041	3,917,144
Semtech Corp.*	171,930	3,780,741
Silicon Laboratories, Inc.*	41,577	1,869,302

		28,876,600

	Shares	Value
COMMON STOCKS (Continued)
Software — 1.5%
Bottomline Technologies de, Inc.*	74,313	$2,265,803
CommVault Systems, Inc.*	77,465	3,344,164
Monotype Imaging Holdings, Inc.	44,239	1,058,197
Verint Systems, Inc.*	158,283	5,283,486

		11,951,650

Specialty Retail — 2.4%
Ascena Retail Group, Inc.*	26,874	297,226
Boot Barn Holdings, Inc.*(a)	176,358	1,657,765
Burlington Stores, Inc.*	122,082	6,865,892
CST Brands, Inc.	46,274	1,771,831
Lithia Motors, Inc. (Class A Stock)(a)	53,995	4,715,383
Monro Muffler Brake, Inc.	36,773	2,628,166
Office Depot, Inc.*	98,083	696,389

		18,632,652

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*	91,093	3,861,432

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	33,573	2,017,402
G-III Apparel Group Ltd.*	62,815	3,071,025
Steven Madden Ltd.*(a)	55,177	2,043,756

		7,132,183

Thrifts & Mortgage Finance — 1.9%
Dime Community Bancshares, Inc.	64,608	1,138,393
EverBank Financial Corp.	211,306	3,188,607
Oritani Financial Corp.	81,975	1,391,116
Provident Financial Services, Inc.	150,403	3,036,637
Radian Group, Inc.	302,247	3,747,863
WSFS Financial Corp.	62,553	2,034,224

		14,536,840

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	121,038	4,963,768
Kaman Corp.(a)	82,863	3,537,421
WESCO International, Inc.*(a)	52,426	2,866,129

		11,367,318

Water Utilities — 0.3%
California Water Service Group	94,578	2,527,124

TOTAL COMMON STOCKS (cost $649,705,187)		713,170,472

EXCHANGE TRADED FUND — 3.9%
iShares Russell 2000 Value Index Fund (cost $28,735,353)	332,476	30,990,088

TOTAL LONG-TERM INVESTMENTS (cost $678,440,540)		744,160,560

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 16.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $127,387,952; includes $88,168,784 of cash collateral for securities on loan)(b)(w)	127,387,952	$127,387,952

TOTAL INVESTMENTS — 111.3% (cost $805,828,492)		871,548,512
Liabilities in excess of other assets — (11.3)%		(88,535,893)

NET ASSETS — 100.0%		$783,012,619

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,104,565; cash collateral of $88,168,784 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 13,158,749	$ —	$ —
Air Freight & Logistics	4,258,992	—	—
Auto Components	2,934,249	—	—
Banks	127,414,800	—	—
Biotechnology	654,318	—	—
Building Products	6,847,656	—	—
Capital Markets	8,830,503	—	—
Chemicals	12,557,337	—	—
Commercial Services & Supplies	16,981,490	—	—
Communications Equipment	12,620,883	—	—
Construction & Engineering	5,424,295	—	—
Construction Materials	7,297,592	—	—
Containers & Packaging	8,783,833	—	—
Distributors	3,906,316	—	—
Diversified Financial Services	3,381,395	—	—
Electric Utilities	18,868,027	—	—
Electrical Equipment	3,653,488	—	—
Electronic Equipment, Instruments & Components	14,621,857	—	—
Food & Staples Retailing	1,050,566	—	—
Food Products	14,619,841	—	—
Gas Utilities	18,185,845	—	—
Health Care Equipment & Supplies	11,596,845	—	—
Health Care Providers & Services	13,191,938	—	—
Health Care Technology	3,220,522	—	—
Hotels, Restaurants & Leisure	15,777,575	—	—
Household Durables	5,561,099	—	—
Household Products	7,850,566	—	—
Independent Power & Renewable Electricity Producers	2,014,918	—	—
Insurance	35,413,966	—	—
Internet Software & Services	2,169,147	—	—
IT Services	7,215,135	—	—
Life Sciences Tools & Services	917,843	—	—
Machinery	21,969,344	—	—
Media	9,711,660	—	—
Metals & Mining	11,109,155	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Multiline Retail	$2,102,815	$—	$—
Multi-Utilities	11,766,371	—	—
Oil, Gas & Consumable Fuels	32,591,745	—	—
Paper & Forest Products	515,025	—	—
Pharmaceuticals	4,913,614	—	—
Professional Services	2,808,800	—	—
Real Estate Investment Trusts (REITs)	100,479,981	—	—
Real Estate Management & Development	5,334,577	—	—
Semiconductors & Semiconductor Equipment	28,876,600	—	—
Software	11,951,650	—	—
Specialty Retail	18,632,652	—	—
Technology Hardware, Storage & Peripherals	3,861,432	—	—
Textiles, Apparel & Luxury Goods	7,132,183	—	—
Thrifts & Mortgage Finance	14,536,840	—	—
Trading Companies & Distributors	11,367,318	—	—
Water Utilities	2,527,124	—	—
Exchange Traded Fund	30,990,088	—	—
Affiliated Mutual Fund	127,387,952	—	—

Total	$871,548,512	$—	$—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 62.5%
ASSET-BACKED SECURITIES — 19.4%
Collateralized Loan Obligations — 13.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A
2.101%(c)	05/01/26	5,850		$5,638,230
Series 2014-4A, Class C, 144A
3.166%(c)	05/01/26	350		271,561
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.778%(c)	07/15/26	950		898,626
Series 2014-1A, Class B, 144A
3.478%(c)	07/15/26	700		622,957
Series 2015-1A, Class A2, 144A
2.158%(c)	07/15/27	5,850		5,734,195
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.028%(c)	07/25/27	4,000		3,928,973
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class B1, 144A
2.833%(c)	07/19/26	2,150		2,117,200
Monroe Capital BSL CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
2.171%(c)	05/22/27	5,900		5,767,250
Series 2015-1A, Class B, 144A
2.818%(c)	05/22/27	350		336,613
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.457%(c)	03/20/25	2,700		2,597,400
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550		4,435,795
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.048%(c)	07/25/26	—	(r)	1
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.994%(c)	10/20/26	—	(r)	1
Series 2014-2A, Class B, 144A
2.614%(c)	10/20/26	917		874,246
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.665%(c)	07/15/26	9,300		8,879,640
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
1.737%(c)	07/16/27	4,300		4,164,120

				46,266,808

Non-Residential Mortgage-Backed Securities — 4.6%
Access Group, Inc.,
Series 2006-1, Class A2
0.739%(c)	08/25/23	373		370,626
Series 2015-1, Class A, 144A
1.139%(c)	07/25/56	1,444		1,392,194
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.749%(c)	11/25/26	153		151,214
Higher Education Funding I,
Series 2005-1, Class A4
0.769%(c)	02/25/30	800		787,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Nelnet Student Loan Trust,
Series 2005-4, Class A3
0.754%(c)	06/22/26	1,049	$1,034,076
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.384%(c)	10/28/41	964	897,311
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%(c)	12/15/23	181	180,343
Series 2015-2A, Class A, 144A
3.550%(c)	02/15/20	293	292,544
SLM Student Loan Trust,
Series 2003-14, Class A5
0.868%(c)	01/25/23	534	525,570
Series 2005-4, Class A3
0.758%(c)	01/25/27	853	800,533
Series 2005-5, Class A4
0.778%(c)	10/25/28	2,150	2,022,392
Series 2006-9, Class A4
0.708%(c)	10/25/22	135	134,687
Series 2006-10, Class A5A
0.738%(c)	04/25/27	2,120	2,068,899
Series 2007-1, Class A5
0.728%(c)	01/26/26	1,400	1,329,326
Series 2008-2, Class A3
1.388%(c)	04/25/23	677	650,278
Series 2008-4, Class A4
2.288%(c)	07/25/22	1,200	1,195,101
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%(c)	06/26/45	1,122	1,103,047
Wachovia Student Loan Trust,
Series 2005-1, Class A5
0.768%(c)	01/26/26	392	382,840

			15,318,128

Residential Mortgage-Backed Securities — 1.1%
Bayview Opportunity Master Fund IIIb RPL Trust,
Series 2015-3, Class A1, 144A
3.623%(c)	04/28/30	230	229,932
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.114%(c)	12/25/35	480	474,503
Series 2005-CB8, Class AF3
4.114%(c)	12/25/35	700	654,062
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.919%(c)	11/25/35	2,500	2,142,018
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 144A
2.636%(c)	05/17/32	100	93,188
Series 2015-SFR1, Class E, 144A
3.437%(c)	05/17/32	130	119,524

			3,713,227

TOTAL ASSET-BACKED SECURITIES (cost $66,509,294)			65,298,163

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 2.9%
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	398	$393,809

Electronic Equipment, Instruments & Components — 0.2%
EnergySolutions LLC,
Term Advance^(g)
6.750%	05/29/20	763	701,960

Food Products — 0.3%
Shearer’s Foods LLC,
Term Loan (Second Lien)^(g)
7.750%	06/30/22	500	460,000
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	488	485,337

			945,337

Healthcare Providers & Services
U.S. Renal Care,
Term Loan B
5.250%	11/17/22	1	934

Independent Power & Renewable Electricity Producers — 0.1%
EP Energy LLC,
Tranche Term Loan B-3
3.500%	05/24/18	300	197,250

Media — 0.6%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	500	305,833
Term Loan B (First Lien)
4.500%	04/09/21	1,260	1,073,763
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	753	560,699
WMG Acquisitions,
Tranche Refinancing Term Loan B
3.750%	07/01/20	220	216,858

			2,157,153

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (Second Lien)(g)
7.750%	09/27/21	205	186,550

Multiline Retail — 0.2%
Neiman Marcus Group,
Other Term Loan
4.250%	10/25/20	572	522,405

Oil, Gas & Consumable Fuels — 0.6%
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20	925	157,250
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	10,542
Magnum Hunter Resources Corp.,
2nd Lien Term Loan(g)
9.000%	09/17/16^	624	617,424
9.750%	10/20/19	2,971	1,262,645

			2,047,861

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals,
Tranche Term Loan B, Series F1
4.000%	03/11/22	347	$326,932

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	306	255,091
Renaissance Learning, Inc.,
Initial Term Loan (Second Lien)(g)
8.000%	04/11/22	50	48,406

			303,497

Technology Hardware, Storage & Peripherals — 0.1%
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien)
6.750%	02/28/22	300	277,500

Technology Services — 0.1%
First Data Corp.,
New 2022 Dollar Term Loan
4.168%	07/08/22	475	471,437

Textiles, Apparel & Luxury Goods — 0.3%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19	2,546	1,120,276

TOTAL BANK LOANS (cost $13,478,187)			9,652,901

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.386%(c)	06/15/28	600	559,214
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(c)	04/10/28	450	430,105
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.783%(c)	06/15/33	900	871,813
Series 2015-SSHP, Class D, 144A
3.483%(c)	09/15/17	300	278,767
Series 2015-SSHP, Class E, 144A
3.833%(c)	09/15/17	400	370,043
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.936%(c)	06/11/27	450	444,826
Series 2015-CR23, Class CMD, 144A(g)
3.807%(c)	05/10/48	700	626,437
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	329,208
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	4,000	4,124,504
Series K029, Class A2
3.320%(c)	02/25/23	5,000	5,416,568
FREMF Mortgage Trust,
Series 2014-K40, Class C, 144A
4.208%(c)	11/25/47	200	170,319

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-K41, Class B, 144A
3.961%(c)	10/25/24	550	$519,488
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.710%(c)	06/10/28	800	751,256
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.683%(c)	07/15/29	550	512,113
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.283%(c)	10/15/29	600	567,798
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.560%(c)	07/13/29	910	852,816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,643,346)			16,825,275

CONVERTIBLE BOND
Oil & Gas
Whiting Petroleum Corp.,
Gtd. Notes, 144A (cost $159,744)
1.250%	04/01/20	200	116,375

CORPORATE BONDS — 9.3%
Agriculture — 0.5%
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	1,350	1,648,567

Airlines — 0.2%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
6.750%	10/01/19	690	714,150

Banks — 1.9%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	1,175	1,176,782
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	150	150,937
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24	900	842,799
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	375	376,311
Sub. Notes
3.875%	09/10/24	575	589,692
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	425	444,395
Sub. Notes
3.950%	04/23/27(a)	1,000	1,001,057
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.856%(c)	03/29/49	1,200	1,008,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		695	$735,032

				6,325,005

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26(a)		1,075	1,130,484
4.700%	02/01/36		200	216,141

				1,346,625

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45		125	135,167

Diversified Financial Services — 0.2%
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66		300	300,750
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18(g)		468	280,800

				581,550

Electric — 0.4%
EDP - Energias de Portugal SA (Portugal),
Sub. Notes
5.375%(c)	09/16/75	EUR	500	556,150
Electricite de France SA (France),
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	100	108,670
4.250%(c)	12/29/49	EUR	100	113,244
RWE AG (Germany),
Jr. Sub. Notes
7.000%(c)	10/12/72		550	542,217

				1,320,281

Foods — 0.2%
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18(g)		300	228,375
Sysco Corp.,
Gtd. Notes
4.850%	10/01/45(a)		525	561,826

				790,201

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
6.375%(c)	03/29/67		650	565,500

Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44(a)		725	835,338

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19		138	140,760

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20		400	$408,735
4.908%	07/23/25		800	843,853
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		520	551,200
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17		775	807,886

				2,752,434

Miscellaneous Manufacturing — 0.1%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	5,000	309,426

Multi-National — 0.8%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	04/15/39	GBP	500	1,030,891
Sr. Unsec’d. Notes, EMTN
3.875%	06/08/37	GBP	1,000	1,779,075

				2,809,966

Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23		300	276,000
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		275	229,625
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		505	297,950
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		230	73,002
Gtd. Notes, RegS
5.500%	04/12/37		70	22,225
6.000%	05/16/24		2,040	633,420
6.000%	11/15/26		1,980	610,830
9.000%	11/17/21		20	7,425
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)		225	155,743
TOTAL SA (France),
Jr. Sub. Notes, EMTN
2.625%(c)	12/29/49	EUR	600	620,953
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21(a)		225	149,625

				3,076,798

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, RegS
9.250%	10/15/20	EUR	750	889,988

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.7%
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25(a)		1,380	$1,436,225
4.750%	03/15/45(a)		175	184,048
Bayer AG (Germany),
Jr. Sub. Notes
2.375%(c)	04/02/75	EUR	400	443,674
Merck KGaA (Germany),
Sub. Notes
2.625%(c)	12/12/74	EUR	150	171,334

				2,235,281

Pipelines — 0.2%
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66		964	761,560

Real Estate Investment Trusts (REITs) — 0.2%
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44		670	653,250

Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45(a)		1,075	1,244,981

Telecommunications — 0.6%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	488,224
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)		500	301,250
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)		175	127,750
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)		450	334,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46(a)		475	500,897
5.150%	09/15/23		300	346,264

				2,098,510

TOTAL CORPORATE BONDS (cost $32,422,794)				31,094,578

FOREIGN GOVERNMENT BONDS — 7.7%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	4,031	3,038,592
Sr. Notes
10.000%	01/01/17	BRL	1,068	289,578
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44		400	361,000
7.158%	03/12/45		810	733,050
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
3.875%	05/30/22	EUR	370	431,549

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	$640,000
6.850%	01/27/45		120	118,800
7.450%	04/30/44		940	987,000
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		290	290,000
5.875%	04/18/24		110	112,750
6.850%	01/27/45		640	633,600
7.450%	04/30/44		440	462,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.750%	01/08/26		610	639,955
Sr. Unsec’d. Notes, RegS
5.125%	01/15/45		200	198,922
5.875%	01/15/24		880	988,247
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	EUR	3,100	3,802,218
2.350%	09/15/19	EUR	3,160	4,312,914
Mexican Udibonos (Mexico),
Bonds, TIPS
5.000%	06/16/16	MXN	6,175	1,952,055
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
0.550%	11/30/19	EUR	3,920	4,563,682
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.125%	06/03/25		207	189,353
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19		760	285,000
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.375%	01/13/34		460	163,300
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		150	50,250
9.000%	05/07/23		130	45,500
9.250%	05/07/28		1,483	522,757

TOTAL FOREIGN GOVERNMENT BONDS (cost $27,137,471)				25,812,072

MUNICIPAL BONDS — 1.7%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited
5.000%	07/01/34		15	8,898
5.125%	07/01/31		75	44,591
5.250%	07/01/27		25	14,961
5.500%	07/01/26		15	9,005
5.500%	07/01/32		45	26,910
5.500%	07/01/39		110	65,727
5.625%	07/01/32		35	20,936
5.750%	07/01/28		320	192,960
5.750%	07/01/41		80	47,990
5.875%	07/01/36		40	24,212
6.000%	07/01/34		35	21,184
6.000%	07/01/39		855	517,412
8.000%	07/01/35		1,845	1,273,068

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	$175,813
5.750%	07/01/37		270	182,803
6.000%	07/01/38		95	65,442
6.000%	07/01/44		205	138,389
6.000%	07/01/47		75	50,350
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
2.476%(s)	08/01/32		515	207,411
5.000%	08/01/43		1,350	543,659
5.250%	08/01/41		3,285	1,343,302
5.250%	08/01/43		175	71,556
5.250%	08/01/40		40	24,806
5.375%	08/01/39		485	198,942
5.375%	08/01/38		170	69,744
5.500%	08/01/37		220	90,534
5.500%	08/01/28		485	199,927
5.750%	08/01/37		340	140,719
6.500%	08/01/44		20	8,441
8.020%(s)	08/01/37		190	16,994
8.020%(s)	08/01/38		150	12,565
8.050%(s)	08/01/35		70	6,955

TOTAL MUNICIPAL BONDS (cost $8,192,017)				5,816,206

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.066%(c)	09/20/66	EUR	1,355	1,499,131
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.559%(c)	06/25/36		1,835	1,574,710
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.619%(c)	03/25/37		2,201	1,823,825
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A^
2.750%(c)	04/20/20	EUR	1,919	2,139,990
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.579%(c)	07/25/47		1,672	1,317,038
Fannie Mae REMICS,
Series 2013-96, Class SW, IO(g)
5.661%(c)	09/25/43		1,679	269,239
Series 2013-96, Class SY(g)
5.711%(c)	07/25/42		1,317	192,065
Series 2014-19, Class MS, IO(g)
6.161%(c)	11/25/39		1,273	179,485
Series 2015-20, Class ES, IO(g)
5.711%(c)	04/25/45		919	206,612
Series 2015-22, Class DS, IO(g)
5.761%(c)	04/25/45		931	208,044
Series 2015-34, Class LS, IO(g)
5.661%(c)	06/25/45		1,848	402,351
Series 2015-79, Class SA, IO(g)
5.811%(c)	11/25/45		1,556	277,265

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-79, Class SE, IO(g)
5.811%(c)	11/25/45	916	$145,792
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.617%(c)	11/15/38	601	57,721
Series 4314, Class SE, IO(g)
5.617%(c)	03/15/44	2,589	443,531
Series 4431, Class ST, IO(g)
5.667%(c)	01/15/45	1,822	332,109
Series 4468, Class SY, IO(g)
5.667%(c)	05/15/45	918	186,329
Freddie Mac Strips,
Series 304, Class C45
3.000%	12/15/27	1,442	133,391
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3
3.733%(c)	10/25/27(x)	440	417,425
Series 2015-HQ1, Class M3
4.239%(c)	03/25/25(x)	500	476,456
Government National Mortgage Assoc.,
Series 2010-101, Class S, IO(g)
5.561%(c)	08/20/40	3,321	541,619
Series 2012-149, Class MS, IO(g)
5.811%(c)	12/20/42	1,232	200,312
Series 2013-113, Class SA, IO(g)
6.261%(c)	08/20/43	1,581	273,266
Series 2013-167, Class SG, IO(g)
5.711%(c)	11/20/43	868	138,990
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44	869	112,699
Series 2015-110, Class MS, IO(g)
5.271%(c)	08/20/45	3,067	467,704
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45	940	136,815
Series 2015-111, Class SM, IO(g)
5.761%(c)	08/20/45	917	151,918
Series 2015-112, Class SB, IO(g)
5.301%(c)	08/20/45	1,753	227,158
Series 2015-126, Class HS, IO(g)
5.761%(c)	09/20/45	1,858	323,894
Series 2015-129, Class IC, IO
4.500%	09/16/45	859	131,806
Series 2015-144, Class QS, IO(g)
5.261%(c)	10/20/45	975	120,670
Series 2015-159, Class HS, IO(g)
5.761%(c)	11/20/45	1,009	162,281
Series 2015-167, Class AS, IO(g)
5.811%(c)	11/20/45	1,766	251,746
Series 2015-168, Class SD, IO(g)
5.761%(c)	11/20/45	1,246	180,763
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45	2,348	474,877
Series 2016-1, Class ST, IO(g)
5.761%(c)	01/20/46	962	176,591
Series 2016-6, Class SB, IO(g)
5.211%(c)	01/20/46	2,400	323,240
Series 2010-9, Class XD, IO(g)
6.164%(c)	01/16/40	3,235	540,637

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-9, Class YD, IO(g)
6.364%(c)	01/16/40	1,266	$219,125
Series 2010-37, Class SG, IO(g)
5.261%(c)	03/20/40	626	87,857
Series 2011-50, Class PS, IO(g)
5.661%(c)	02/20/41	1,997	311,645
Series 2010-20, Class SE, IO(g)
5.811%(c)	02/20/40	2,036	344,981
Series 2014-56, Class ST, IO(g)
5.664%(c)	12/16/39	2,795	408,421
Series 2014-96, Class SE, IO(g)
5.161%(c)	07/20/44	1,288	179,128
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.599%(c)	03/25/37	1,944	1,498,745
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.709%(c)	12/25/35	2,082	1,734,962
Series 2007-3, Class 1BA2
1.399%(c)	03/25/37	2,076	1,581,766
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.434%(c)	12/01/21	612	603,149
Series 2015-3, Class A, 144A
2.434%(c)	03/01/20	478	467,322
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
1.117%(c)	01/25/47	1,362	1,038,056
Series 2007-OA4, Class A1A
1.137%(c)	04/25/47	5	3,407

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $27,222,355)			25,698,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal National Mortgage Assoc.
6.000%	02/01/23-05/01/41	4,904	5,597,154
6.000%	TBA(t)	1,000	1,140,498

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,675,752)			6,737,652

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19-01/15/23	4,850	5,095,479
0.375%	07/15/23	300	314,560
0.625%	01/15/24	4,600	4,862,960
1.375%	02/15/44	500	568,995
2.125%	02/15/40	900	1,259,963
U.S. Treasury Notes
1.500%	03/31/23	9,500	9,468,831

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,348,957)			21,570,788

		Shares
PREFERRED STOCKS — 0.5%
Diversified Financial Services
Citigroup Capital XIII, 6.988%(c)		24,598	646,681

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

			Shares	Value
PREFERRED STOCKS (Continued)
Diversified Financial Services (cont’d.)
GMAC Capital Trust I, Series 2, 6.402%(c)			44,216	$1,083,734

TOTAL PREFERRED STOCKS (cost $1,839,212)				1,730,415

TOTAL LONG-TERM INVESTMENTS (cost $221,629,129)				210,352,484

SHORT-TERM INVESTMENTS — 34.5%

AFFILIATED MUTUAL FUND — 13.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $44,881,649; includes $8,193,339 of cash collateral received for securities on loan)(b)(w)			44,881,649	44,881,649

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n) — 0.4%
Brazil Letras do Tesouro Nacional (cost $1,351,499)
13.456%	01/01/17	BRL	5,404	1,362,654

U.S. TREASURY OBLIGATION(n) — 20.8%
U.S. Treasury Bills (cost $69,963,687)
0.225%	06/23/16		70,000	69,966,540

TOTAL SHORT-TERM INVESTMENTS (cost $116,196,835)				116,210,843

Value
TOTAL INVESTMENTS — 97.0% (cost $337,825,964)	$326,563,327
Other assets in excess of liabilities(z) — 3.0%	10,142,280

NET ASSETS — 100.0%	$336,705,607

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,522,523 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,044,434; cash collateral of $8,193,339 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is approximately 0.3% of net assets.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
49	2 Year U.S. Treasury Notes	Jun. 2016	$10,709,256	$10,718,750	$9,494
55	5 Year U.S. Treasury Notes	Jun. 2016	6,658,794	6,664,023	5,229
42	20 Year U.S. Treasury Bonds	Jun. 2016	6,809,925	6,906,375	96,450

					111,173

Short Positions:
51	10 Year U.S. Treasury Notes	Jun. 2016	6,574,081	6,649,922	(75,841)
70	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	12,036,400	12,077,188	(40,788)

					(116,629)

					$(5,456)

(1)	Cash of $265,563 has been segregated with Barclays Capital Group to cover requirements for open contracts at March 31, 2016.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/26/16	Bank of America	AUD	1,433	$1,097,184	$1,097,156	$(28)
Expiring 04/26/16	Barclays Capital Group	AUD	2,118	1,581,905	1,621,616	39,711
Expiring 04/26/16	Barclays Capital Group	AUD	716	548,034	548,195	161
Expiring 04/26/16	Hong Kong & Shanghai Bank	AUD	874	654,718	669,342	14,624
Expiring 04/26/16	RBC Dominion Securities	AUD	1,613	1,206,000	1,234,689	28,689
Expiring 04/26/16	Standard Chartered PLC	AUD	729	549,549	558,148	8,599
Expiring 04/26/16	UBS AG	AUD	1,056	789,949	808,511	18,562
Expiring 04/26/16	Westpac Banking Corp.	AUD	618	466,453	473,124	6,671
Expiring 04/28/16	Westpac Banking Corp.	AUD	2,671	1,999,441	2,044,453	45,012
Brazilian Real,
Expiring 04/04/16	Bank of America	BRL	1,976	539,000	548,891	9,891
Expiring 04/04/16	Bank of America	BRL	1,746	475,000	484,999	9,999
Expiring 04/04/16	JPMorgan Chase	BRL	5,119	1,223,061	1,422,093	199,032
Expiring 04/04/16	JPMorgan Chase	BRL	2,942	783,000	817,318	34,318
Expiring 04/04/16	Morgan Stanley	BRL	3,065	778,000	851,528	73,528
Expiring 04/04/16	Morgan Stanley	BRL	2,777	697,739	771,470	73,731
Expiring 04/04/16	Morgan Stanley	BRL	2,010	539,000	558,480	19,480
Expiring 04/04/16	Morgan Stanley	BRL	1,976	538,893	548,810	9,917
Expiring 04/04/16	Morgan Stanley	BRL	1,164	317,000	323,391	6,391
Expiring 04/04/16	RBC Dominion Securities	BRL	3,104	772,593	862,364	89,771
Expiring 04/04/16	Royal Bank of Scotland	BRL	6,213	1,702,425	1,726,014	23,589
Expiring 04/04/16	UBS AG	BRL	3,102	773,000	861,837	88,837
Expiring 04/04/16	UBS AG	BRL	2,987	789,000	829,782	40,782
Expiring 04/04/16	UBS AG	BRL	2,959	788,000	821,925	33,925
British Pound,
Expiring 04/07/16	Citigroup Global Markets	GBP	14,654	20,990,547	21,047,485	56,938
Expiring 04/26/16	BNP Paribas	GBP	535	759,221	768,407	9,186
Expiring 04/26/16	Citigroup Global Markets	GBP	182	258,376	261,870	3,494
Expiring 04/26/16	State Street Bank	GBP	200	281,736	286,717	4,981
Canadian Dollar,
Expiring 04/06/16	Bank of America	CAD	6,299	4,526,987	4,850,189	323,202
Expiring 04/26/16	Barclays Capital Group	CAD	715	547,000	550,620	3,620
Expiring 04/26/16	Hong Kong & Shanghai Bank	CAD	1,896	1,427,026	1,460,171	33,145
Expiring 04/26/16	RBC Dominion Securities	CAD	1,399	1,078,000	1,077,288	(712)
Expiring 04/26/16	RBC Dominion Securities	CAD	714	549,000	549,439	439
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	5,316	789,416	821,902	32,486
Expiring 04/26/16	Standard Chartered PLC	CNH	34,357	5,277,531	5,309,803	32,272
Expiring 05/19/16	Barclays Capital Group	CNH	1,361	206,074	210,136	4,062
Expiring 07/11/16	JPMorgan Chase	CNH	16,730	2,448,000	2,575,552	127,552
Expiring 07/12/16	JPMorgan Chase	CNH	11,133	1,631,244	1,713,742	82,498
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,744	1,578,831	1,653,677	74,846
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,068	1,342,077	1,395,686	53,609
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,349	788,545	823,032	34,487
Expiring 07/21/16	Standard Chartered PLC	CNH	10,922	1,603,091	1,680,479	77,388
Expiring 07/22/16	Standard Chartered PLC	CNH	10,839	1,602,100	1,667,706	65,606
Expiring 07/26/16	Deustche Bank AG	CNH	5,461	808,880	840,018	31,138
Expiring 07/26/16	Deustche Bank AG	CNH	1,373	202,640	211,151	8,511
Expiring 08/02/16	Deustche Bank AG	CNH	5,811	859,862	893,470	33,608
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,086	1,196,395	1,243,340	46,945
Expiring 08/03/16	Deustche Bank AG	CNH	2,826	417,602	434,511	16,909
Expiring 08/05/16	Barclays Capital Group	CNH	5,537	817,705	851,229	33,524
Expiring 08/16/16	Barclays Capital Group	CNH	6,759	1,003,936	1,038,481	34,545
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,250	789,131	806,621	17,490
Expiring 09/01/16	Barclays Capital Group	CNH	5,789	844,201	888,809	44,608
Expiring 09/01/16	BNP Paribas	CNH	14,560	2,137,453	2,235,413	97,960
Expiring 09/01/16	Citigroup Global Markets	CNH	14,856	2,171,233	2,280,742	109,509

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/01/16	Citigroup Global Markets	CNH	11,441	$1,688,000	$1,756,442	$68,442
Expiring 09/01/16	Deustche Bank AG	CNH	5,745	844,000	881,953	37,953
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,809	844,000	891,889	47,889
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,695	861,000	874,272	13,272
Expiring 09/01/16	JPMorgan Chase	CNH	5,738	844,000	880,878	36,878
Expiring 09/01/16	Morgan Stanley	CNH	3,235	474,328	496,598	22,270
Expiring 09/01/16	Standard Chartered PLC	CNH	5,789	844,000	888,796	44,796
Expiring 09/01/16	Standard Chartered PLC	CNH	5,732	844,000	880,044	36,044
Expiring 09/01/16	Westpac Banking Corp.	CNH	5,800	844,000	890,472	46,472
Colombian Peso,
Expiring 04/04/16	Citigroup Global Markets	COP	1,125,280	350,746	374,988	24,242
Expiring 04/04/16	Deutsche Bank AG	COP	1,002,705	309,000	334,141	25,141
Expiring 04/04/16	Morgan Stanley	COP	1,020,830	310,000	340,181	30,181
Expiring 04/11/16	Morgan Stanley	COP	1,970,657	629,000	656,574	27,574
Expiring 04/15/16	Morgan Stanley	COP	1,005,207	317,000	334,873	17,873
Expiring 05/04/16	Morgan Stanley	COP	660,440	220,000	219,778	(222)
Expiring 05/13/16	Deutsche Bank AG	COP	3,148,815	1,035,624	1,046,252	10,628
Euro,
Expiring 04/26/16	Citigroup Global Markets	EUR	477	539,201	543,197	3,996
Expiring 04/26/16	Hong Kong & Shanghai Bank	EUR	976	1,094,633	1,111,448	16,815
Expiring 04/26/16	Hong Kong & Shanghai Bank	EUR	713	792,672	811,949	19,277
Expiring 04/26/16	Morgan Stanley	EUR	481	542,265	547,752	5,487
Expiring 04/26/16	Standard Chartered PLC	EUR	4,691	5,245,698	5,341,471	95,773
Expiring 04/26/16	Standard Chartered PLC	EUR	985	1,099,930	1,121,697	21,767
Expiring 04/26/16	Standard Chartered PLC	EUR	482	548,754	548,892	138
Expiring 04/26/16	State Street Bank	EUR	4,286	4,765,479	4,880,804	115,325
Expiring 04/26/16	State Street Bank	EUR	466	526,828	530,404	3,576
Expiring 04/26/16	UBS AG	EUR	486	539,270	553,446	14,176
Expiring 04/26/16	UBS AG	EUR	478	539,767	544,336	4,569
Expiring 05/19/16	JPMorgan Chase	EUR	4,123	4,626,817	4,698,904	72,087
Hungarian Forint,
Expiring 04/26/16	Deutsche Bank AG	HUF	673,811	2,385,173	2,441,330	56,157
Indian Rupee,
Expiring 04/04/16	BNP Paribas	INR	52,374	784,989	790,286	5,297
Expiring 04/04/16	JPMorgan Chase	INR	53,308	797,485	804,370	6,885
Expiring 04/07/16	Barclays Capital Group	INR	53,181	770,000	801,998	31,998
Expiring 04/07/16	BNP Paribas	INR	53,275	771,000	803,416	32,416
Expiring 04/07/16	Citigroup Global Markets	INR	61,865	932,115	932,950	835
Expiring 04/07/16	Standard Chartered PLC	INR	111,441	1,612,288	1,680,597	68,309
Expiring 04/18/16	Barclays Capital Group	INR	53,462	792,000	804,557	12,557
Expiring 04/18/16	Standard Chartered PLC	INR	53,329	792,000	802,554	10,554
Indonesian Rupiah,
Expiring 04/04/16	JPMorgan Chase	IDR	10,314,816	769,762	777,405	7,643
Expiring 04/07/16	Deutsche Bank AG	IDR	10,393,801	782,000	782,992	992
Expiring 04/11/16	Deutsche Bank AG	IDR	18,152,572	1,384,000	1,366,629	(17,371)
Expiring 04/14/16	Citigroup Global Markets	IDR	10,385,425	792,000	781,509	(10,491)
Expiring 04/18/16	Deutsche Bank AG	IDR	7,152,449	539,000	537,891	(1,109)
Expiring 04/18/16	Westpac Banking Corp.	IDR	10,314,816	777,011	775,714	(1,297)
Expiring 04/21/16	Deutsche Bank AG	IDR	7,093,647	542,000	533,221	(8,779)
Expiring 04/25/16	JPMorgan Chase	IDR	7,135,027	543,001	535,998	(7,003)
Expiring 05/02/16	Citigroup Global Markets	IDR	7,306,046	549,000	548,240	(760)
Japanese Yen,
Expiring 04/26/16	Bank of America	JPY	1,412,414	12,458,940	12,559,767	100,827
Expiring 04/26/16	Bank of America	JPY	121,672	1,078,000	1,081,955	3,955
Expiring 04/26/16	Citigroup Global Markets	JPY	24,626	219,594	218,980	(614)
Expiring 04/26/16	Morgan Stanley	JPY	61,833	544,393	549,840	5,447
Malaysian Ringgit,
Expiring 04/01/16	BNP Paribas	MYR	3,230	782,000	827,876	45,876

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 04/01/16	Citigroup Global Markets	MYR	3,230	$773,000	$827,837	$54,837
Expiring 04/08/16	Morgan Stanley	MYR	2,972	720,047	761,275	41,228
Expiring 04/11/16	Standard Chartered PLC	MYR	6,431	1,573,000	1,646,909	73,909
Expiring 04/20/16	Deutsche Bank AG	MYR	2,341	568,132	599,065	30,933
Expiring 04/20/16	JPMorgan Chase	MYR	3,239	792,000	828,759	36,759
Expiring 04/21/16	JPMorgan Chase	MYR	2,202	539,000	563,320	24,320
Expiring 04/25/16	BNP Paribas	MYR	3,223	806,928	824,433	17,505
Expiring 05/04/16	Hong Kong & Shanghai Bank	MYR	2,133	549,000	545,310	(3,690)
Mexican Peso,
Expiring 04/26/16	BNP Paribas	MXN	323	18,234	18,675	441
Expiring 04/26/16	Deutsche Bank AG	MXN	196,722	11,009,109	11,359,089	349,980
Expiring 04/26/16	Deutsche Bank AG	MXN	9,458	549,000	546,109	(2,891)
Expiring 04/26/16	JPMorgan Chase	MXN	14,014	792,000	809,194	17,194
Expiring 04/26/16	JPMorgan Chase	MXN	9,559	547,000	551,963	4,963
Expiring 04/26/16	JPMorgan Chase	MXN	9,512	544,000	549,239	5,239
Expiring 04/26/16	JPMorgan Chase	MXN	9,462	539,000	546,377	7,377
Expiring 04/26/16	Morgan Stanley	MXN	14,219	792,000	821,030	29,030
Expiring 04/26/16	Morgan Stanley	MXN	9,514	549,000	549,366	366
Expiring 04/26/16	State Street Bank	MXN	14,088	792,000	813,473	21,473
Expiring 05/10/16	Royal Bank of Scotland	MXN	103,055	5,742,012	5,942,633	200,621
New Taiwanese Dollar,
Expiring 04/18/16	Hong Kong & Shanghai Bank	TWD	17,591	539,000	546,672	7,672
Expiring 04/21/16	BNP Paribas	TWD	175,397	5,416,000	5,451,010	35,010
Expiring 04/26/16	Hong Kong & Shanghai Bank	TWD	35,390	1,098,000	1,099,912	1,912
New Zealand Dollar,
Expiring 04/26/16	Bank of America	NZD	4,732	3,155,326	3,266,249	110,923
Expiring 04/26/16	Barclays Capital Group	NZD	812	538,216	560,481	22,265
Expiring 04/26/16	BNP Paribas	NZD	522	347,958	360,048	12,090
Expiring 04/26/16	Citigroup Global Markets	NZD	795	548,216	548,746	530
Expiring 04/26/16	Citigroup Global Markets	NZD	760	506,165	524,780	18,615
Expiring 04/26/16	Citigroup Global Markets	NZD	559	377,720	386,154	8,434
Expiring 04/26/16	JPMorgan Chase	NZD	794	548,086	548,056	(30)
Expiring 04/26/16	Morgan Stanley	NZD	1,077	719,875	743,396	23,521
Expiring 04/26/16	Standard Chartered PLC	NZD	460	303,408	317,493	14,085
Expiring 04/26/16	Westpac Banking Corp.	NZD	800	548,192	552,198	4,006
Expiring 04/26/16	Westpac Banking Corp.	NZD	791	540,364	545,986	5,622
Expiring 04/26/16	Westpac Banking Corp.	NZD	487	322,970	335,964	12,994
Expiring 04/28/16	Citigroup Global Markets	NZD	3,791	2,559,277	2,616,518	57,241
Norwegian Krone,
Expiring 04/26/16	BNP Paribas	NOK	10,077	1,182,627	1,217,678	35,051
Polish Zloty,
Expiring 04/26/16	JPMorgan Chase	PLN	28,592	7,228,276	7,659,622	431,346
Russian Ruble,
Expiring 04/04/16	Bank of America	RUB	119,832	1,607,000	1,781,470	174,470
Expiring 04/04/16	Citigroup Global Markets	RUB	57,877	778,000	860,425	82,425
Expiring 04/04/16	JPMorgan Chase	RUB	25,064	339,519	372,615	33,096
Expiring 04/08/16	Citigroup Global Markets	RUB	121,657	1,606,392	1,806,419	200,027
Expiring 04/11/16	BNP Paribas	RUB	62,712	912,332	930,336	18,004
Expiring 04/11/16	Morgan Stanley	RUB	59,491	841,386	882,561	41,175
Expiring 04/11/16	Morgan Stanley	RUB	10,462	144,000	155,199	11,199
Expiring 04/14/16	UBS AG	RUB	44,482	633,000	659,295	26,295
Expiring 04/18/16	UBS AG	RUB	78,326	1,095,011	1,159,537	64,526
Expiring 04/18/16	UBS AG	RUB	42,746	620,489	632,814	12,325
Expiring 04/18/16	UBS AG	RUB	15,444	216,000	228,637	12,637
Expiring 04/20/16	Citigroup Global Markets	RUB	156,901	2,118,249	2,321,361	203,112
Expiring 04/21/16	Morgan Stanley	RUB	37,098	542,000	548,708	6,708
Expiring 04/22/16	Citigroup Global Markets	RUB	69,127	990,197	1,022,122	31,925
Expiring 04/25/16	UBS AG	RUB	15,363	220,000	226,951	6,951

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/26/16	Citigroup Global Markets	RUB	145,475	$2,138,473	$2,148,453	$9,980
Expiring 04/29/16	Morgan Stanley	RUB	37,452	549,000	552,618	3,618
Singapore Dollar,
Expiring 04/26/16	Hong Kong & Shanghai Bank	SGD	2,726	1,978,379	2,021,976	43,597
South African Rand,
Expiring 04/26/16	Barclays Capital Group	ZAR	4,852	317,000	326,950	9,950
Expiring 04/26/16	Citigroup Global Markets	ZAR	4,926	317,000	331,927	14,927
Expiring 04/26/16	Standard Chartered PLC	ZAR	6,725	438,000	453,192	15,192
Expiring 04/26/16	State Street Bank	ZAR	61,253	3,927,230	4,127,740	200,510
Expiring 05/10/16	Standard Chartered PLC	ZAR	6,293	390,118	422,822	32,704
South Korean Won,
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	2,966,245	2,451,645	2,593,234	141,589
Expiring 04/25/16	Hong Kong & Shanghai Bank	KRW	757,369	662,325	661,833	(492)
Swedish Krona,
Expiring 04/19/16	Bank of America	SEK	32,636	3,799,362	4,022,773	223,411
Turkish Lira,
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	2,860	981,635	1,007,093	25,458
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	2,312	788,000	814,398	26,398
Expiring 04/26/16	Hong Kong & Shanghai Bank	TRY	2,308	792,000	812,897	20,897
Expiring 04/26/16	Morgan Stanley	TRY	2,315	792,000	815,317	23,317
Expiring 04/26/16	Morgan Stanley	TRY	1,559	539,000	548,963	9,963
Expiring 04/26/16	UBS AG	TRY	1,569	549,000	552,536	3,536

				$230,808,427	$237,822,519	7,014,092

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/26/16	Citigroup Global Markets	AUD	4,474	$3,320,701	$3,425,138	$(104,437)
Expiring 04/26/16	Hong Kong & Shanghai Bank	AUD	506	377,720	387,654	(9,934)
Expiring 04/26/16	State Street Bank	AUD	12,726	9,442,369	9,743,142	(300,773)
Expiring 04/26/16	UBS AG	AUD	715	549,917	547,429	2,488
Expiring 04/26/16	Westpac Banking Corp.	AUD	1,193	906,605	913,520	(6,915)
Expiring 04/28/16	Westpac Banking Corp.	AUD	3,354	2,510,921	2,567,448	(56,527)
Brazilian Real,
Expiring 04/04/16	Hong Kong & Shanghai Bank	BRL	1,973	542,000	547,968	(5,968)
Expiring 04/04/16	JPMorgan Chase	BRL	25,596	6,115,545	7,110,745	(995,200)
Expiring 04/04/16	Morgan Stanley	BRL	7,014	1,751,742	1,948,482	(196,740)
Expiring 04/04/16	Morgan Stanley	BRL	2,871	792,000	797,519	(5,519)
Expiring 04/04/16	Morgan Stanley	BRL	1,974	544,000	548,434	(4,434)
Expiring 04/04/16	Standard Chartered PLC	BRL	2,181	599,599	605,908	(6,309)
Expiring 04/04/16	UBS AG	BRL	3,039	782,000	844,182	(62,182)
Expiring 06/02/16	Royal Bank of Scotland	BRL	17,082	4,605,927	4,667,755	(61,828)
British Pound,
Expiring 04/07/16	Citigroup Global Markets	GBP	14,610	20,927,748	20,984,515	(56,767)
Expiring 04/07/16	Citigroup Global Markets	GBP	2,197	3,125,874	3,155,328	(29,454)
Canadian Dollar,
Expiring 04/06/16	Bank of America	CAD	6,164	4,429,873	4,746,141	(316,268)
Expiring 04/06/16	JPMorgan Chase	CAD	350	262,408	269,113	(6,705)
Expiring 04/26/16	Barclays Capital Group	CAD	728	549,000	560,441	(11,441)
Expiring 04/26/16	Citigroup Global Markets	CAD	3,502	2,623,696	2,696,297	(72,601)
Expiring 04/26/16	Citigroup Global Markets	CAD	671	505,631	516,609	(10,978)
Expiring 04/26/16	RBC Dominion Securities	CAD	2,098	1,574,000	1,615,276	(41,276)
Expiring 04/26/16	State Street Bank	CAD	704	528,921	541,985	(13,064)
Chinese Renminbi,
Expiring 04/14/16	Hong Kong & Shanghai Bank	CNH	5,321	789,416	822,635	(33,219)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/26/16	JPMorgan Chase	CNH	33,484	$5,121,524	$5,174,846	$(53,322)
Expiring 05/19/16	Barclays Capital Group	CNH	1,361	206,074	210,136	(4,062)
Expiring 06/15/16	Bank of America	CNH	5,117	773,000	788,777	(15,777)
Expiring 07/11/16	JPMorgan Chase	CNH	16,737	2,448,000	2,576,558	(128,558)
Expiring 07/12/16	JPMorgan Chase	CNH	11,137	1,631,246	1,714,437	(83,191)
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,742	1,578,831	1,653,465	(74,634)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,065	1,342,077	1,395,262	(53,185)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,348	788,545	822,850	(34,305)
Expiring 07/21/16	Standard Chartered PLC	CNH	10,922	1,603,091	1,680,479	(77,388)
Expiring 07/22/16	Standard Chartered PLC	CNH	10,833	1,602,100	1,666,720	(64,620)
Expiring 07/26/16	Deutsche Bank AG	CNH	5,458	808,880	839,557	(30,677)
Expiring 07/26/16	Deutsche Bank AG	CNH	1,372	202,640	211,027	(8,387)
Expiring 08/02/16	Deutsche Bank AG	CNH	5,807	859,864	892,877	(33,013)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,082	1,196,395	1,242,725	(46,330)
Expiring 08/03/16	Deutsche Bank AG	CNH	2,824	417,602	434,254	(16,652)
Expiring 08/05/16	Barclays Capital Group	CNH	5,533	817,705	850,726	(33,021)
Expiring 08/16/16	Barclays Capital Group	CNH	6,755	1,003,936	1,037,864	(33,928)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,246	789,131	806,015	(16,884)
Expiring 09/01/16	Barclays Capital Group	CNH	23,527	3,532,556	3,612,018	(79,462)
Expiring 09/01/16	Barclays Capital Group	CNH	11,318	1,666,000	1,737,609	(71,609)
Expiring 09/01/16	Citigroup Global Markets	CNH	6,215	950,325	954,092	(3,767)
Expiring 09/01/16	Citigroup Global Markets	CNH	5,073	762,000	778,790	(16,790)
Expiring 09/01/16	Deutsche Bank AG	CNH	10,920	1,691,000	1,676,482	14,518
Expiring 09/01/16	Deutsche Bank AG	CNH	10,916	1,685,000	1,675,940	9,060
Expiring 09/01/16	Deutsche Bank AG	CNH	5,701	833,000	875,288	(42,288)
Expiring 09/01/16	Deutsche Bank AG	CNH	1,514	230,000	232,410	(2,410)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	20,642	3,129,000	3,169,070	(40,070)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	17,058	2,488,267	2,618,923	(130,656)
Expiring 09/01/16	JPMorgan Chase	CNH	13,694	2,086,000	2,102,458	(16,458)
Expiring 09/01/16	JPMorgan Chase	CNH	5,459	846,000	838,112	7,888
Expiring 09/01/16	JPMorgan Chase	CNH	5,412	807,000	830,894	(23,894)
Expiring 09/01/16	Standard Chartered PLC	CNH	6,928	1,040,000	1,063,633	(23,633)
Expiring 09/01/16	Westpac Banking Corp.	CNH	13,715	2,086,000	2,105,629	(19,629)
Expiring 09/01/16	Westpac Banking Corp.	CNH	5,672	828,000	870,830	(42,830)
Colombian Peso,
Expiring 04/28/16	Citigroup Global Markets	COP	596,141	176,870	198,526	(21,656)
Euro,
Expiring 04/26/16	Bank of America	EUR	475	539,021	540,920	(1,899)
Expiring 04/26/16	Barclays Capital Group	EUR	483	548,885	550,030	(1,145)
Expiring 04/26/16	BNP Paribas	EUR	710	792,711	808,532	(15,821)
Expiring 04/26/16	Citigroup Global Markets	EUR	995	1,110,529	1,133,282	(22,753)
Expiring 04/26/16	Deutsche Bank AG	EUR	481	548,744	547,753	991
Expiring 04/26/16	JPMorgan Chase	EUR	487	549,597	554,586	(4,989)
Expiring 04/26/16	JPMorgan Chase	EUR	481	538,643	547,753	(9,110)
Expiring 04/26/16	RBC Dominion Securities	EUR	6,267	6,968,012	7,136,677	(168,665)
Expiring 04/26/16	State Street Bank	EUR	194	215,313	220,828	(5,515)
Expiring 04/26/16	UBS AG	EUR	488	549,318	555,724	(6,406)
Expiring 04/26/16	Westpac Banking Corp.	EUR	475	538,983	540,920	(1,937)
Expiring 05/19/16	JPMorgan Chase	EUR	22,141	24,845,523	25,232,622	(387,099)
Hong Kong Dollar,
Expiring 04/26/16	Hong Kong & Shanghai Bank	HKD	8,523	1,098,500	1,098,845	(345)
Hungarian Forint,
Expiring 04/26/16	Hong Kong & Shanghai Bank	HUF	205,487	735,524	744,515	(8,991)
Indian Rupee,
Expiring 04/04/16	Bank of America	INR	52,717	778,000	795,458	(17,458)
Expiring 04/04/16	BNP Paribas	INR	52,965	778,000	799,197	(21,197)
Expiring 04/07/16	Hong Kong & Shanghai Bank	INR	139,467	2,020,389	2,103,246	(82,857)
Expiring 04/07/16	Westpac Banking Corp.	INR	140,294	2,040,571	2,115,716	(75,145)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/18/16	BNP Paribas	INR	52,374	$782,759	$788,190	$(5,431)
Expiring 04/18/16	Citigroup Global Markets	INR	61,865	930,433	931,007	(574)
Indonesian Rupiah,
Expiring 04/07/16	Citigroup Global Markets	IDR	21,525,750	1,586,275	1,621,591	(35,316)
Expiring 04/11/16	JPMorgan Chase	IDR	2,346,588	176,250	176,665	(415)
Expiring 04/18/16	Citigroup Global Markets	IDR	5,190,169	390,767	390,320	447
Expiring 04/18/16	Westpac Banking Corp.	IDR	11,895,615	906,885	894,595	12,290
Expiring 04/18/16	Westpac Banking Corp.	IDR	11,783,274	871,351	886,147	(14,796)
Expiring 04/25/16	Deutsche Bank AG	IDR	11,359,173	829,137	853,325	(24,188)
Expiring 04/29/16	JPMorgan Chase	IDR	7,316,139	549,000	549,262	(262)
Expiring 05/02/16	JPMorgan Chase	IDR	11,131,949	835,732	835,333	399
Japanese Yen,
Expiring 04/26/16	BNP Paribas	JPY	190,154	1,676,816	1,690,930	(14,114)
Expiring 04/26/16	Citigroup Global Markets	JPY	27,105	238,854	241,031	(2,177)
Expiring 04/26/16	Morgan Stanley	JPY	121,679	1,078,000	1,082,022	(4,022)
Expiring 04/26/16	UBS AG	JPY	691,915	6,221,290	6,152,788	68,502
Expiring 05/06/16	RBC Dominion Securities	JPY	31,443	277,503	279,681	(2,178)
Malaysian Ringgit,
Expiring 04/01/16	Hong Kong & Shanghai Bank	MYR	2,021	480,281	517,909	(37,628)
Expiring 04/01/16	Morgan Stanley	MYR	1,217	290,000	311,791	(21,791)
Expiring 04/08/16	Citigroup Global Markets	MYR	5,862	1,433,522	1,501,639	(68,117)
Expiring 04/11/16	Westpac Banking Corp.	MYR	1,683	406,220	431,069	(24,849)
Expiring 04/20/16	Morgan Stanley	MYR	3,232	790,713	827,169	(36,456)
Expiring 04/20/16	Morgan Stanley	MYR	2,945	736,510	753,523	(17,013)
Expiring 04/20/16	Westpac Banking Corp.	MYR	6,804	1,632,490	1,741,219	(108,729)
Expiring 04/20/16	Westpac Banking Corp.	MYR	2,890	738,698	739,656	(958)
Expiring 04/25/16	JPMorgan Chase	MYR	2,194	547,000	561,105	(14,105)
Expiring 04/28/16	Citigroup Global Markets	MYR	2,215	549,000	566,427	(17,427)
Mexican Peso,
Expiring 04/26/16	JPMorgan Chase	MXN	14,115	789,000	815,006	(26,006)
Expiring 04/26/16	JPMorgan Chase	MXN	14,054	792,000	811,501	(19,501)
Expiring 04/26/16	Morgan Stanley	MXN	9,560	550,000	552,034	(2,034)
Expiring 04/26/16	Morgan Stanley	MXN	9,469	542,000	546,727	(4,727)
Expiring 04/26/16	Morgan Stanley	MXN	9,391	542,000	542,252	(252)
Expiring 04/26/16	RBC Dominion Securities	MXN	9,432	549,000	544,612	4,388
Expiring 04/26/16	Standard Chartered PLC	MXN	66,773	3,737,848	3,855,595	(117,747)
Expiring 05/10/16	RBC Dominion Securities	MXN	108,335	6,010,092	6,247,112	(237,020)
Expiring 06/02/16	JPMorgan Chase	MXN	42,886	2,386,002	2,467,620	(81,618)
New Taiwanese Dollar,
Expiring 04/11/16	Morgan Stanley	TWD	9,401	287,000	292,132	(5,132)
Expiring 04/12/16	JPMorgan Chase	TWD	33,010	989,492	1,025,775	(36,283)
Expiring 04/14/16	Citigroup Global Markets	TWD	27,658	832,304	859,479	(27,175)
Expiring 04/14/16	Westpac Banking Corp.	TWD	47,927	1,463,196	1,489,372	(26,176)
Expiring 04/18/16	Barclays Capital Group	TWD	25,798	787,007	801,731	(14,724)
Expiring 04/19/16	Citigroup Global Markets	TWD	62,840	1,913,511	1,952,898	(39,387)
Expiring 04/19/16	Hong Kong & Shanghai Bank	TWD	22,551	684,518	700,842	(16,324)
Expiring 04/26/16	Barclays Capital Group	TWD	103,300	3,134,182	3,210,518	(76,336)
New Zealand Dollar,
Expiring 04/26/16	Barclays Capital Group	NZD	1,173	790,433	809,660	(19,227)
Expiring 04/26/16	Citigroup Global Markets	NZD	317	219,351	219,093	258
Expiring 04/26/16	Morgan Stanley	NZD	819	549,328	565,312	(15,984)
Expiring 04/26/16	State Street Bank	NZD	3,739	2,528,125	2,580,834	(52,709)
Expiring 04/26/16	Westpac Banking Corp.	NZD	6,060	4,086,038	4,182,827	(96,789)
Expiring 04/26/16	Westpac Banking Corp.	NZD	804	537,592	554,958	(17,366)
Expiring 04/26/16	Westpac Banking Corp.	NZD	790	548,331	545,295	3,036
Norwegian Krone,
Expiring 04/19/16	Bank of America	NOK	5,124	588,183	619,186	(31,003)
Expiring 04/26/16	Standard Chartered PLC	NOK	11,697	1,378,017	1,413,414	(35,397)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts open at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 04/04/16	Citigroup Global Markets	RUB	145,475	$2,151,042	$2,162,682	$(11,640)
Expiring 04/04/16	Morgan Stanley	RUB	57,299	773,000	851,828	(78,828)
Expiring 04/18/16	UBS AG	RUB	14,925	217,000	220,950	(3,950)
Expiring 04/20/16	Morgan Stanley	RUB	245,488	3,435,804	3,632,019	(196,215)
Expiring 04/22/16	Morgan Stanley	RUB	14,881	219,000	220,040	(1,040)
Expiring 04/22/16	UBS AG	RUB	14,894	218,000	220,231	(2,231)
Expiring 04/29/16	JPMorgan Chase	RUB	37,112	549,000	547,605	1,395
Singapore Dollar,
Expiring 04/26/16	Citigroup Global Markets	SGD	7,920	5,724,181	5,875,138	(150,957)
Expiring 04/26/16	Hong Kong & Shanghai Bank	SGD	753	549,000	558,409	(9,409)
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	4,814	317,000	324,383	(7,383)
Expiring 04/26/16	Standard Chartered PLC	ZAR	21,321	1,358,153	1,436,794	(78,641)
Expiring 04/26/16	Standard Chartered PLC	ZAR	4,880	330,000	328,864	1,136
Expiring 04/26/16	Standard Chartered PLC	ZAR	3,320	217,000	223,722	(6,722)
Expiring 04/26/16	Standard Chartered PLC	ZAR	3,271	220,000	220,391	(391)
South Korean Won,
Expiring 04/08/16	Citigroup Global Markets	KRW	943,828	783,000	825,140	(42,140)
Expiring 04/08/16	Hong Kong & Shanghai Bank	KRW	757,369	662,615	662,128	487
Expiring 04/08/16	JPMorgan Chase	KRW	944,971	783,000	826,139	(43,139)
Expiring 04/08/16	UBS AG	KRW	320,076	275,904	279,826	(3,922)
Expiring 04/11/16	Citigroup Global Markets	KRW	951,904	787,000	832,135	(45,135)
Expiring 04/15/16	Morgan Stanley	KRW	943,272	792,000	824,502	(32,502)
Expiring 04/25/16	Citigroup Global Markets	KRW	997,013	811,121	871,249	(60,128)
Expiring 04/25/16	Deutsche Bank AG	KRW	1,281,113	1,100,000	1,119,511	(19,511)
Expiring 04/25/16	Morgan Stanley	KRW	634,247	547,000	554,242	(7,242)
Expiring 04/28/16	BNP Paribas	KRW	409,759	350,974	358,043	(7,069)
Swedish Krona,
Expiring 04/19/16	Bank of America	SEK	26,994	3,142,558	3,327,347	(184,789)
Expiring 04/19/16	RBC Dominion Securities	SEK	3,200	377,920	394,383	(16,463)
Expiring 04/26/16	Citigroup Global Markets	SEK	2,914	348,737	359,211	(10,474)
Expiring 04/26/16	Hong Kong & Shanghai Bank	SEK	38,757	4,647,277	4,778,396	(131,119)
Expiring 04/26/16	JPMorgan Chase	SEK	2,886	346,840	355,841	(9,001)
Expiring 04/26/16	UBS AG	SEK	3,058	366,687	376,967	(10,280)
Thai Baht,
Expiring 04/26/16	Deutsche Bank AG	THB	43,919	1,262,028	1,247,643	14,385
Turkish Lira,
Expiring 04/26/16	RBC Dominion Securities	TRY	12,903	4,355,141	4,544,244	(189,103)
United Arab Emirates Dirham,
Expiring 12/07/16	Morgan Stanley	AED	42,425	11,477,000	11,524,658	(47,658)

				$273,046,553	$280,344,387	(7,297,834)

						$(283,742)

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/26/16	Buy	CHF	529	EUR	483	$956	UBS AG
04/26/16	Buy	CHF	779	EUR	708	4,631	UBS AG
06/15/16	Buy	CHF	783	EUR	718	(2,079)	UBS AG
04/26/16	Buy	EUR	483	PLN	2,060	(1,709)	Bank of America
04/26/16	Buy	EUR	953	GBP	747	12,875	Barclays Capital Group
04/26/16	Buy	EUR	4,859	SEK	44,748	16,238	Barclays Capital Group
04/26/16	Buy	EUR	492	GBP	387	4,841	BNP Paribas
04/26/16	Buy	EUR	3,574	PLN	15,334	(37,853)	BNP Paribas

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2016 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/26/16	Buy	EUR	481	NOK	4,517	$1,947	Citigroup Global Markets
04/26/16	Buy	EUR	483	SEK	4,461	25	Citigroup Global Markets
04/26/16	Buy	EUR	486	GBP	379	9,077	Citigroup Global Markets
04/26/16	Buy	EUR	547	SEK	5,086	(4,475)	Citigroup Global Markets
04/26/16	Buy	EUR	697	CHF	762	(483)	Citigroup Global Markets
04/26/16	Buy	EUR	711	SEK	6,610	(5,276)	Citigroup Global Markets
04/26/16	Buy	EUR	714	GBP	554	16,841	Citigroup Global Markets
04/26/16	Buy	EUR	723	CHF	794	(3,264)	Citigroup Global Markets
04/26/16	Buy	EUR	718	SEK	6,685	(6,578)	Deutsche Bank AG
04/26/16	Buy	EUR	49	PLN	2,095	451	Morgan Stanley
04/26/16	Buy	EUR	485	SEK	4,477	288	State Street Bank
04/26/16	Buy	EUR	486	SEK	4,497	(978)	State Street Bank
04/26/16	Buy	EUR	485	GBP	376	12,441	UBS AG
04/26/16	Buy	EUR	492	PLN	2,105	(3,572)	UBS AG
06/15/16	Buy	EUR	711	CHF	769	8,925	Citigroup Global Markets
04/26/16	Buy	GBP	388	EUR	491	(2,237)	Citigroup Global Markets
04/26/16	Buy	GBP	771	EUR	976	(4,689)	Citigroup Global Markets
04/26/16	Buy	GBP	389	EUR	491	(431)	RBC Dominion Securities
04/26/16	Buy	GBP	382	EUR	481	1,208	State Street Bank
04/26/16	Buy	HUF	151,504	EUR	482	32	Bank of America
04/26/16	Buy	HUF	155,312	EUR	500	(6,654)	Bank of America
04/26/16	Buy	HUF	8,274	EUR	26	(105)	BNP Paribas
04/26/16	Buy	HUF	152,584	EUR	485	531	BNP Paribas
04/26/16	Buy	NOK	13,451	EUR	1,418	10,605	Citigroup Global Markets
04/26/16	Buy	NOK	4,515	EUR	475	4,670	Hong Kong & Shanghai Bank
06/15/16	Buy	NOK	13,445	EUR	1,420	4,426	UBS AG
04/26/16	Buy	PLN	3,085	EUR	714	13,337	Bank of America
04/26/16	Buy	PLN	3,130	EUR	728	9,479	Bank of America
04/26/16	Buy	PLN	3,118	EUR	723	11,882	UBS AG
04/26/16	Buy	SEK	93,902	EUR	10,069	111,182	Bank of America
04/26/16	Buy	SEK	393	EUR	42	277	Citigroup Global Markets
04/26/16	Buy	SEK	50,554	EUR	5,410	71,699	Hong Kong & Shanghai Bank
04/26/16	Buy	SEK	491	EUR	4,531	(1,961)	Morgan Stanley
04/26/16	Buy	SEK	6,624	EUR	708	10,427	State Street Bank
04/26/16	Buy	SEK	111,903	EUR	12,048	76,332	State Street Bank
04/26/16	Buy	SEK	6,714	EUR	717	11,280	UBS AG

						$344,559

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
GBP	2,190	12/09/24	3.200%	12 Month UKRPI(2)	$(191,722)	$—	$(191,722)	Bank of America
GBP	2,190	12/09/29	3.377%	12 Month UKRPI(1)	285,192	—	285,192	Bank of America
GBP	1,700	12/09/39	3.600%	12 Month UKRPI(1)	379,045	—	379,045	Bank of America
GBP	1,700	12/09/44	3.600%	12 Month UKRPI(2)	(478,356)	—	(478,356)	Bank of America
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(1)	36,697	—	36,697	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%	3 Month KWCDC(1)	28,782	2	28,780	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.130%	3 Month KWCDC(1)	121,935	—	121,935	Citigroup Global Markets
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(1)	22,105	—	22,105	Citigroup Global Markets

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(1)	$46,359	$—	$46,359	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(1)	18,568	—	18,568	Barclays Capital Group
KRW	3,859,270	08/06/24	1.650%	3 Month KWCDC(2)	(383,351)	—	(383,351)	Bank of America
KRW	2,454,955	06/03/25	2.400%	3 Month KWCDC(2)	(72,571)	—	(72,571)	Bank of America
KRW	1,363,500	07/15/25	2.615%	3 Month KWCDC(2)	(50,017)	—	(50,017)	Barclays Capital Group
KRW	4,062,000	11/09/25	2.237%	3 Month KWCDC(1)	85,539	—	85,539	JPMorgan Chase

					$(151,795)	$2	$(151,797)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	8,570	06/15/21	2.500%	6 Month BBSW(1)	$22,438	$49,447	$27,009
AUD	5,630	03/24/26	3.100%	6 Month BBSW(1)	18,136	29,869	11,733
AUD	31,040	06/15/26	3.000%	6 Month BBSW(1)	629,800	780,841	151,041
AUD	3,930	06/16/26	3.000%	6 Month BBSW(1)	61,591	98,818	37,227
CAD	68,410	06/15/21	1.000%	3 Month CDOR(1)	2,603	5,238	2,635
EUR	18,710	02/17/19	0.086%	6 Month EURIBOR(2)	1,856	(84,973)	(86,829)
EUR	7,780	02/09/20	0.010%	6 Month EURIBOR(2)	(6,397)	(15,941)	(9,544)
EUR	20,370	02/26/20	0.050%	6 Month EURIBOR(1)	13,977	12,461	(1,516)
EUR	2,620	06/15/21	0.500%	6 Month EURIBOR(2)	(69,990)	(67,568)	2,422
EUR	2,620	02/09/23	0.500%	6 Month EURIBOR(1)	4,519	23,411	18,892
EUR	21,360	06/15/23	0.750%	6 Month EURIBOR(1)	691,330	837,280	145,950
EUR	28,920	05/11/25	1.568%	6 Month EURIBOR(1)	135,027	1,122,223	987,196
EUR	6,620	05/11/25	1.568%	6 Month EURIBOR(1)	205,248	261,984	56,736
EUR	7,930	09/16/25	2.000%	6 Month EURIBOR(1)	150,885	472,298	321,413
EUR	21,650	01/06/26	1.550%	6 Month EURIBOR(1)	153,497	655,129	501,632
EUR	41,040	06/15/26	1.000%	6 Month EURIBOR(1)	1,926,621	1,999,010	72,389
EUR	1,960	12/15/26	1.500%	6 Month EURIBOR(2)	(28,771)	(32,823)	(4,052)
EUR	10,620	05/11/35	1.695%	6 Month EURIBOR(2)	324,235	(669,722)	(993,957)
EUR	3,470	12/19/45	1.250%	6 Month EURIBOR(1)	(3,908)	42,845	46,753
GBP	4,600	02/16/21	1.160%	6 Month EURIBOR(2)	(8,805)	(6,293)	2,512
GBP	6,630	06/15/21	1.750%	6 Month EURIBOR(2)	(347,075)	(334,562)	12,513
GBP	5,130	12/11/22	1.940%	6 Month LIBOR(2)	(26,953)	(231,976)	(205,023)
GBP	4,530	02/16/25	1.570%	6 Month EURIBOR(1)	24,669	27,776	3,107
GBP	6,380	09/16/25	2.750%	6 Month LIBOR(2)	(141,953)	(409,654)	(267,701)
GBP	9,020	12/11/27	2.190%	6 Month LIBOR(1)	87,182	648,222	561,040
GBP	4,600	12/11/32	2.250%	6 Month LIBOR(2)	(52,758)	(426,261)	(373,503)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	1,310	02/16/33	1.820%	6 Month EURIBOR(2)	$(10,831)	$(8,529)	$2,302
GBP	1,112	06/08/37	0.742%	6 Month LIBOR(2)	(58,190)	(129,776)	(71,586)
GBP	600	04/15/39	0.746%	6 Month LIBOR(1)	(16,281)	(70,379)	(54,098)
GBP	6,310	01/05/46	2.250%	6 Month EURIBOR(2)	(284,682)	(612,666)	(327,984)
GBP	8,850	06/15/46	2.000%	6 Month EURIBOR(2)	(1,136,012)	(1,062,779)	73,233
JPY	4,073,430	06/15/23	0.100%	6 Month JPY LIBOR(2)	(179,633)	(206,122)	(26,489)
JPY	1,513,170	12/16/25	1.000%	6 Month JPY LIBOR(2)	(465,765)	(450,686)	15,079
JPY	1,376,200	12/17/35	2.000%	6 Month JPY LIBOR(2)	(1,238,070)	(1,356,563)	(118,493)
JPY	361,400	03/30/36	0.900%	6 Month JPY LIBOR(2)	(6,961)	(13,417)	(6,456)
JPY	71,080	06/15/36	0.500%	6 Month JPY LIBOR(2)	734	(16)	(750)
JPY	1,503,890	12/19/45	2.000%	6 Month JPY LIBOR(2)	(1,046,676)	(1,394,956)	(348,280)
NOK	15,690	06/17/25	2.500%	6 Month NIBOR(2)	(20,003)	(66,138)	(46,135)
NZD	12,730	06/15/26	3.000%	3 Month NFIX3FRA(2)	96,772	5,169	(91,603)
PLN	3,610	06/17/19	3.048%	6 Month WIBOR(1)	18,300	61,654	43,354
PLN	3,610	06/17/19	1.670%	6 Month WIBOR(2)	—	(55,192)	(55,192)
PLN	3,810	01/20/26	3.295%	6 Month WIBOR(1)	—	27,662	27,662
PLN	7,850	01/22/26	3.125%	6 Month WIBOR(1)	—	41,470	41,470
PLN	3,960	01/25/26	3.155%	6 Month WIBOR(1)	—	22,218	22,218
SEK	182,940	06/15/18	0.050%	3 Month STIBOR(1)	175,666	159,263	(16,403)
SEK	217,320	06/15/21	0.500%	3 Month STIBOR(1)	(193,998)	(194,162)	(164)
SEK	81,750	06/15/26	1.250%	3 Month STIBOR(2)	(38,278)	(55,775)	(17,497)
SEK	6,260	12/15/26	2.750%	3 Month STIBOR(1)	15,494	20,649	5,155
	45,100	06/15/18	1.250%	3 Month LIBOR(2)	(173,577)	(315,322)	(141,745)
	14,500	06/15/19	1.500%	3 Month LIBOR(2)	(132,665)	(215,844)	(83,179)
	92,480	06/15/21	2.000%	3 Month LIBOR(2)	(2,628,700)	(3,480,619)	(851,919)
	300	06/15/23	2.000%	3 Month LIBOR(2)	(7,689)	(11,219)	(3,530)
	36,460	06/15/26	2.250%	3 Month LIBOR(2)	(1,328,184)	(1,945,910)	(617,726)
	8,060	12/15/26	2.500%	3 Month LIBOR(1)	69,502	97,147	27,645
	10,820	12/17/35	3.000%	3 Month LIBOR(2)	441,337	429,909	(11,428)
	10,840	12/19/45	2.750%	3 Month LIBOR(1)	243,313	217,703	(25,610)
	310	06/15/46	2.500%	3 Month LIBOR(2)	23,874	25,263	1,389
ZAR	18,140	08/24/25	9.145%	3 Month JIBAR(1)	—	(2,254)	(2,254)
ZAR	10,040	10/27/25	9.200%	3 Month JIBAR(1)	—	(372)	(372)
ZAR	50,540	12/10/25	10.066%	3 Month JIBAR(1)	—	79,249	79,249
ZAR	18,780	12/11/25	10.455%	3 Month JIBAR(1)	—	43,068	43,068
ZAR	3,350	01/20/26	10.130%	3 Month JIBAR(1)	—	5,571	5,571

					$(4,114,199)	$(5,625,622)	$(1,511,423)

(1)  Portfolio pays the floating rate and receives the fixed rate.

(2)  Portfolio pays the fixed rate and receives the floating rate.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(2)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Peoples Republic of China	06/20/19	1.000%	38,800	0.738%	$(334,174)	$(188,309)	$(145,865)	JPMorgan Chase
Peoples Republic of China	06/20/19	1.000%	3,510	0.738%	(30,231)	(23,826)	(6,405)	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	2,250	0.738%	(19,378)	(34,628)	15,250	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	1,890	0.738%	(16,278)	(12,495)	(3,783)	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	1,690	0.738%	(14,555)	(10,953)	(3,602)	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	1,550	0.738%	(13,350)	(16,840)	3,490	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	1,370	0.738%	(11,799)	(17,809)	6,010	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	930	0.738%	(8,009)	(6,077)	(1,932)	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	900	0.738%	(7,751)	(5,781)	(1,970)	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	720	0.738%	(6,201)	(5,063)	(1,138)	JPMorgan Chase
Peoples Republic of China	06/20/19	1.000%	690	0.738%	(5,955)	(6,745)	790	Citigroup Global Markets
Peoples Republic of China	06/20/19	1.000%	350	0.738%	(3,014)	(2,137)	(877)	Bank of America
Peoples Republic of China	06/20/19	1.000%	150	0.738%	(1,292)	(1,018)	(274)	Bank of America
Peoples Republic of China	06/20/19	1.000%	150	0.738%	(1,292)	(945)	(347)	JPMorgan Chase

					$(473,279)	$(332,626)	$(140,653)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2016(4)	Unrealized Depreciation
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.25-V1	12/20/20	1.000%	8,550	$202,888	$(259,680)	$(462,568)

Cash of $6,529,311 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues and/or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(4)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/44	2,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	$(21,804)	$—	$(21,804)
Credit Suisse First Boston Corp.	01/12/44	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(10,902)	—	(10,902)
Credit Suisse First Boston Corp.	01/12/44	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(10,902)	—	(10,902)
Credit Suisse First Boston Corp.	01/12/44	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(10,902)	—	(10,902)
Credit Suisse First Boston Corp.	01/12/44	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(10,902)	—	(10,902)
JPMorgan Chase	01/12/44	3,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one month LIBOR.	(32,705)	—	(32,705)

				$(98,117)	$—	$(98,117)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	—	46,266,808	—
Non-Residential Mortgage-Backed Securities	—	15,318,128	—
Residential Mortgage-Backed Securities	—	3,713,227	—
Bank Loans	—	7,873,517	1,779,384
Commercial Mortgage-Backed Securities	—	16,825,275	—
Convertible Bond	—	116,375	—
Corporate Bonds	—	31,094,578	—
Foreign Government Bonds	—	25,812,072	—
Municipal Bonds	—	5,816,206	—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	$ —	$ 22,954,920	$2,743,139
U.S. Government Agency Obligations	—	6,737,652	—
U.S. Treasury Obligations	—	91,537,328	—
Preferred Stocks	1,730,415	—	—
Affiliated Mutual Fund	44,881,649	—	—
Foreign Treasury Obligation	—	1,362,654	—
Other Financial Instruments*
Futures Contracts	(5,456)	—	—
OTC Forward Foreign Currency Contracts	—	(283,742)	—
OTC Cross Currency Exchange Contracts	—	344,559	—
OTC Interest Rate Swap Agreements	—	(151,795)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,511,423)	—
OTC Credit Default Swap Agreements	—	(473,279)	—
Centrally Cleared Credit Default Swap Agreements	—	(462,568)	—
OTC Total Return Swap Agreements	—	(98,117)	—

Total	$46,606,608	$272,792,375	$4,522,523

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/15	$2,326,868	$2,741,261
Realized gain (loss)	(115,507)	—
Change in unrealized appreciation (depreciation)**	341,257	67,081
Purchases	427,653	—
Sales	(1,593,320)	—
Accrued discount/premium	8,180	4,564
Paydowns	(75,747)	(69,767)
Transfers in and/or out of Level 3	460,000	—

Balance as of 03/31/16	1,779,384	2,743,139

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $295,973 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$1,779,384	Market Approach	Single Broker Indicative Quote
Residential
Mortgage-Backed
Securities	2,743,139	Market Approach	Single Broker Indicative Quote

	$4,522,523

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$460,000	L2 to L3	Evaluate Bid to Single Broker Indicative Quote

Derivative Fair Value at 03/31/16
Credit contracts	$(935,847)
Foreign exchange contracts	60,817
Interest rate contracts	(1,766,791)

Total	$(2,641,821)

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Aerospace & Defense — 5.6%
Lockheed Martin Corp.	74,229	$16,441,724
Rockwell Collins, Inc.(a)	129,261	11,919,157

		28,360,881

Air Freight & Logistics — 3.4%
United Parcel Service, Inc. (Class B Stock)	162,537	17,142,777

Biotechnology — 4.8%
AbbVie, Inc.	255,964	14,620,664
Gilead Sciences, Inc.	106,225	9,757,829

		24,378,493

Capital Markets — 7.3%
Eaton Vance Corp.(a)	328,913	11,025,164
Federated Investors, Inc. (Class B Stock)	185,573	5,353,781
Franklin Resources, Inc.	262,363	10,245,275
Waddell & Reed Financial, Inc. (Class A Stock)	427,460	10,062,408

		36,686,628

Chemicals — 5.9%
CF Industries Holdings, Inc.(a)	212,450	6,658,183
LyondellBasell Industries NV (Class A Stock)	130,541	11,171,699
NewMarket Corp.	30,715	12,171,126

		30,001,008

Communications Equipment — 2.1%
Harris Corp.	138,220	10,761,809

Consumer Finance — 5.9%
American Express Co.	211,170	12,965,838
Discover Financial Services(a)	238,046	12,121,302
Synchrony Financial*	171,495	4,915,047

		30,002,187

Diversified Financial Services — 8.9%
CBOE Holdings, Inc.(a)	286,679	18,728,739
McGraw Hill Financial, Inc.	143,339	14,187,694
Moody’s Corp.(a)	126,702	12,234,345

		45,150,778

Energy Equipment & Services — 4.0%
Noble Corp. PLC (United Kingdom)(a)	1,188,953	12,305,664
Oceaneering International, Inc.	245,725	8,167,899

		20,473,563

Food Products — 1.1%
Campbell Soup Co.(a)	84,468	5,388,214

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	65,270	5,342,350

Independent Power & Renewable Electricity Producers — 2.1%
AES Corp.	915,071	10,797,838

IT Services — 8.6%
Accenture PLC (Class A Stock)	103,665	11,962,941
Alliance Data Systems Corp.*	34,555	7,602,100
MasterCard, Inc. (Class A Stock)	112,624	10,642,968
Western Union Co. (The)(a)	687,263	13,257,303

		43,465,312

Oil, Gas & Consumable Fuels — 9.7%
Devon Energy Corp.	321,234	8,814,661

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	345,551	$12,847,586
Tesoro Corp.	147,179	12,658,866
Valero Energy Corp.	230,367	14,775,739

		49,096,852

Pharmaceuticals — 2.7%
Jazz Pharmaceuticals PLC*	31,995	4,176,947
Mylan NV*(a)	200,931	9,313,152

		13,490,099

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	183,014	5,274,463

Specialty Retail — 4.9%
Ross Stores, Inc.	69,110	4,001,469
TJX Cos., Inc. (The)	264,922	20,756,639

		24,758,108

Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	145,899	15,901,532
Hewlett Packard Enterprise Co.	533,685	9,462,235
HP, Inc.	177,895	2,191,666
Western Digital Corp.(a)	270,042	12,756,784

		40,312,217

Tobacco — 7.5%
Altria Group, Inc.(a)	318,675	19,968,175
Philip Morris International, Inc.(a)	184,294	18,081,084

		38,049,259

Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	83,188	5,173,462

TOTAL LONG-TERM INVESTMENTS (cost $447,648,333)		484,106,298

SHORT-TERM INVESTMENT — 21.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $106,469,112; includes $84,958,289 of cash collateral for securities on loan)(b)(w)	106,469,112	106,469,112

TOTAL INVESTMENTS — 116.7% (cost $554,117,445)		590,575,410
Liabilities in excess of other assets — (16.7)%		(84,348,369)

NET ASSETS — 100.0%		$506,227,041

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,549,002; cash collateral of $84,958,289 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 28,360,881	$ —	$ —
Air Freight & Logistics	17,142,777	—	—
Biotechnology	24,378,493	—	—
Capital Markets	36,686,628	—	—
Chemicals	30,001,008	—	—
Communications Equipment	10,761,809	—	—
Consumer Finance	30,002,187	—	—
Diversified Financial Services	45,150,778	—	—
Energy Equipment & Services	20,473,563	—	—
Food Products	5,388,214	—	—
Hotels, Restaurants & Leisure	5,342,350	—	—
Independent Power & Renewable Electricity Producers	10,797,838	—	—
IT Services	43,465,312	—	—
Oil, Gas & Consumable Fuels	49,096,852	—	—
Pharmaceuticals	13,490,099	—	—
Real Estate Management & Development	5,274,463	—	—
Specialty Retail	24,758,108	—	—
Technology Hardware, Storage & Peripherals	40,312,217	—	—
Tobacco	38,049,259	—	—
Trading Companies & Distributors	5,173,462	—	—
Affiliated Mutual Fund	106,469,112	—	—

Total	$590,575,410	$ —	$ —

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.6%

BANK LOANS(c) — 3.4%

Auto Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%	12/31/18	641	$639,921

Biotechnology — 0.1%
Concordia Healthcare Corp., Initial Dollar Term loan	5.250%	10/21/22	748	728,253

Building Materials
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	95	94,940

Chemicals — 0.2%
MacDermid, Inc., Term Loan	5.500%	06/07/20	2,090	2,013,430

Diversified Financial Services — 0.1%
Stardust Finance Holdings, Inc., Term Loan (Senior Lien)	6.500%	02/26/22	815	803,082

Electric — 0.2%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Extending)	4.918%	10/10/17	3,975	1,152,687
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	4.918%	10/10/17	6,875	1,930,666

				3,083,353

Electronics
Onex Wizard Acquisition Co., Term Loan	4.250%	03/11/22	499	490,012

Energy-Alternate Sources — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	210	95,722
Floatel International Ltd., Initial Term Loan	6.000%	06/27/20	400	178,214
Gardner Denver, Inc., Initial Dollar Term loan	4.250%	07/30/20	123	111,385
NFR Energy LLC, Term Loan (Second Lien)	12.000%	12/31/18	667	16,667
Veresen Midstream Ltd., Tranche Term Loan B-1	5.250%	03/31/22	322	296,010

				697,998

Entertainment — 0.1%
CCM Merger, Inc., Term Loan	4.500%	08/06/21	680	677,759
Scientific Games International, Inc., Initial Term Loan	6.000%	09/30/20	246	237,621

				915,380

Food Products — 0.1%
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.000%	04/29/20	1,303	1,301,045

Foods — 0.1%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	830	825,236

Healthcare-Services — 0.1%
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	655,432

Leisure Time — 0.2%
Delta 2 Lux Sarl, Facility Loan (Second Lien)	7.750%	07/30/21	500	484,687
Delta 2 Lux Sarl, Facility Loan (Second Lien)	7.750%	07/29/22	650	630,094
Graton Economic Development Authority, Incremental Term Loan B	4.750%	09/09/22	485	483,524

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Leisure Time (cont’d.)
Intrawest Operations Group LLC, Term Loan	4.750%	12/09/20	175	$174,016
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	874	839,222

				2,611,543

Lodging
Station Casinos LLC, Term Loan B	4.250%	03/02/20	346	345,161

Media — 0.5%
Altice Financing SA, Term Loan	5.500%	07/02/19	513	513,316
CSC Holdings LLC, Initial Term Loan	5.000%	10/09/22	1,445	1,445,723
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	205	204,132
Gray Television, Inc., Term Loan	3.938%	06/13/21	165	165,000
iHeartCommunications, Inc., Tranche Term Loan D	7.183%	01/30/19	1,863	1,272,208
iHeartCommunications, Inc., Tranche Term Loan E	7.933%	07/30/19	797	544,620
Media General, Inc., Term Loan	4.000%	07/31/20	165	164,629
MTL Publishing LLC, Term Loan	4.000%	08/19/22	165	163,630
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	10.000%	07/22/20	156	144,013
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	320	316,258
Univision Communications, Inc., 2013 Replacement Term Loan (First Lien)	4.000%	03/01/20	999	987,939
UPC Financing Partnership, Facility AH Loan	3.344%	06/30/21	790	781,277
Vertis, Inc., Term Loan^(g)(i)	14.000%	12/21/16	1,758	—

				6,702,745

Metals & Mining — 0.1%
FMG Resources PTY Ltd., Term Loan	4.250%	06/30/19	743	625,879
Peabody Energy Corp., Term Loan	4.250%	09/24/20	643	235,241

				861,120

Mining
Coeur Mining, Inc., Term Loan	9.000%	06/15/20	620	601,703

Oil & Gas
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	199	197,881
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	805	134,837
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	173,900

				506,618

Packaging & Containers
Berry Plastics Corp., Term Loan F	4.000%	01/06/21	165	164,312
Berry Plastics Corp., Term Loan F	4.000%	09/16/22	208	208,250

				372,562

Retail — 0.4%
Albertsons Holdings LLC, Term Loan B-5	5.500%	12/16/22	1,578	1,576,072
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	951	737,906
JC Penney Co., Inc., Term Loan	6.000%	05/22/18	1,975	1,974,696
PetSmart, Inc., Tranche Term Loan B-1	4.250%	03/11/22	532	528,971
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	814	812,504

				5,630,149

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Ltd., Dollar Term Loan B-1	4.250%	11/10/22	1,260	$1,252,825
Micro Holding LP, Closing Date Term Loan B	5.250%	12/16/22	852	855,336
NXP BV, Tranche Term Loan B	3.750%	12/07/20	279	279,867
ON Semiconductor Corp., Term Loan	5.250%	03/03/23	316	316,316

				2,704,344

Software — 0.2%
First Data Corp., 2018 Second New Term Loan B	3.932%	09/24/18	724	721,500
Solera LLC/Solera Finance, Inc., Term Loan	5.750%	03/31/23	2,500	2,492,857

				3,214,357

Technology — 0.4%
Evergreen Skills Lux Sarl, Term Loan	9.250%	04/30/22	4,825	2,171,250
Kronos, Inc., Term Loan	9.750%	04/30/20	2,692	2,671,815
SolarWinds Holdings, Inc., Initial Term Loan (First Lien)	6.500%	01/29/23	100	98,750

				4,941,815

Telecommunications — 0.2%
Avaya, Inc., Term Loan B-7	6.250%	05/29/20	939	845,052
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	752	739,634
Riverbed Technology, Inc., Term Loan	6.000%	04/24/22	264	264,708
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	515	380,409
Windstream Services LLC, Term Loan	6.000%	03/14/21	473	458,984

				2,688,787

Transportation — 0.1%
Commercial Barge Line Co., Initial Term Loan (First Lien)	9.750%	11/15/20	510	453,900
Gruden Acquisition, Inc., Term Loan (Second Lien)	9.500%	07/29/22	471	386,220
OSG Bulk Ships, Inc., Initial Term Loan	5.250%	08/05/19	107	96,514

				936,634

TOTAL BANK LOANS (cost $58,917,451)				44,365,620

CONVERTIBLE BOND

Electric
NRG Yield, Inc., Gtd. Notes, 144A (cost 291,557)	3.250%	06/01/20	325	282,141

CORPORATE BONDS — 89.7%

Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	3,175	2,944,813
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625%	02/15/24	825	859,031

				3,803,844

Aerospace & Defense — 0.6%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	1,125	1,167,187
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,950	1,862,250
TransDigm, Inc., Gtd. Notes(a)	6.000%	07/15/22	2,528	2,518,520
TransDigm, Inc., Gtd. Notes(a)	6.500%	07/15/24	1,675	1,661,935

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
TransDigm, Inc., Gtd. Notes	7.500%	07/15/21	550	$576,125

				7,786,017

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes(a)	7.750%	02/15/21	650	682,500

Airlines — 0.3%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	263	273,246
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	727,465
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	330	346,658
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	592	620,547
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	458	476,184
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	2,101	2,164,947

				4,609,047

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	5.000%	05/01/25	975	984,750

Auto Manufacturers — 0.6%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	4.500%	04/15/20	1,619	1,643,285
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,448	2,434,536
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%	04/01/22	502	525,845
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.125%	12/15/18	1,473	1,507,984
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	754	773,793
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%	02/01/23	400	411,000

				7,296,443

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,125	1,161,563
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	500	518,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	219,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%	09/15/21	350	348,250
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%	02/15/21	1,075	1,104,563
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%	11/15/23	615	628,837
Lear Corp., Gtd. Notes	5.250%	01/15/25	2,925	3,031,031
Meritor, Inc., Gtd. Notes(a)	6.250%	02/15/24	2,457	2,165,231
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	2,900	2,689,750
MPG Holdco I, Inc., Gtd. Notes(a)	7.375%	10/15/22	1,218	1,205,820
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	2,975	2,989,875
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	8.750%	07/15/23	2,000	1,920,000
Titan International, Inc., Sr. Sec’d. Notes(a)	6.875%	10/01/20	1,060	858,600

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%		04/29/20	789	$797,876
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22	3,245	3,309,900
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	3,043	3,027,785

					25,976,831

Banks — 3.3%
Bank of America Corp., Jr. Sub. Notes(a)	5.200%	(c)	12/29/49	900	828,000
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	4,333	4,268,005
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	825	808,500
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	300	295,500
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%		11/21/22	455	489,125
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	745	743,488
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	674	672,315
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/15/22	2,775	2,807,940
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,400	1,448,300
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/20	3,129	3,246,338
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,069,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	683,313
Citigroup, Inc., Jr. Sub. Notes	5.800%	(c)	11/29/49	2,110	2,018,215
Citigroup, Inc., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,075	1,038,719
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%	(c)	12/29/49	4,400	4,235,000
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/29/49	1,290	1,293,186
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	6.625%	(c)	09/29/49	921	865,519
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	8.125%	(c)	12/29/49	555	553,657
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	1,150	1,112,510
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	850	816,170
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%	(c)	12/29/49	300	301,950
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	2,425	2,471,099
JPMorgan Chase & Co., Jr. Sub. Notes	6.125%	(c)	12/29/49	425	435,094
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	12/29/49	393	393,000
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	1,850	1,823,637
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes(a)	7.500%	(c)	12/29/49	520	483,600
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.000%	(c)	12/29/49	535	510,123
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	3,690	3,779,468
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,740	1,845,733
Societe Generale SA (France), Jr. Sub. Notes, 144A(a)	8.000%	(c)	12/29/49	985	955,450

					43,291,954

Beverages — 0.3%
Constellation Brands, Inc., Gtd. Notes(a)	4.750%		12/01/25	675	698,625
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22	1,625	1,649,375
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,375	1,443,750

					3,791,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology — 0.2%
Concordia Healthcare Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/23	2,384	$2,044,280

Building Materials — 2.1%
Builders FirstSource, Inc., Gtd. Notes, 144A(a)(g)	10.750%	08/15/23	2,725	2,745,437
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A(a)	9.875%	04/30/19	510	537,285
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%	04/01/24	830	784,267
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	2,300	2,530,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.700%	01/11/25	2,725	2,526,075
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%	05/05/25	287	268,345
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.250%	01/15/21	845	878,800
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	375	384,337
GCP Applied Technologies, Inc., Gtd. Notes, 144A(a)	9.500%	02/01/23	1,567	1,700,195
Griffon Corp., Gtd. Notes	5.250%	03/01/22	1,975	1,970,063
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	874	594,320
Headwaters, Inc., Gtd. Notes	7.250%	01/15/19	888	914,640
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	2,350	2,373,500
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	432	451,440
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	425	447,313
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	308,505
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%	02/15/21	208	212,940
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,785,000; purchased 02/09/15)(a)(f)(g)	5.375%	11/15/24	1,700	1,725,500
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/23	348	355,830
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	493	521,347
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	3,305	3,139,750
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	400	416,000
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	04/01/25	708	727,470
Vulcan Materials Co., Sr. Unsec’d. Notes	7.500%	06/15/21	565	669,525

				27,182,884

Chemicals — 3.2%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	1,875	1,846,875
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	500	507,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B, Gtd. Notes, 144A	7.375%	05/01/21	1,380	1,462,800
Axiall Corp., Gtd. Notes	4.875%	05/15/23	1,675	1,636,257
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	435	563,845
Blue Cube Spinco, Inc., Gtd. Notes, 144A(a)	9.750%	10/15/23	2,814	3,214,996
Blue Cube Spinco, Inc., Gtd. Notes, 144A(a)	10.000%	10/15/25	2,036	2,326,130

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/23	1,675	$1,365,125
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(a)(g)	7.000%	05/15/25	1,350	1,080,000
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	3,017	2,971,745
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	875	846,650
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	3,085	2,560,550
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,055,000
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	2,025	1,822,500
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(g)	9.000%	11/15/20	6,725	2,706,813
INEOS Group Holdings SA (Luxembourg), Sec’d. Notes, 144A(a)	5.875%	02/15/19	239	240,793
MMC Energy, Inc., First Lien^(i)	— %	10/15/20	500	—
Momentive Performance Materials, Inc., Sr. Sec’d. Notes	3.880%	10/24/21	825	596,063
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	240	233,400
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	185	180,837
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	475,300
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	405	340,959
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,200	1,161,000
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	1,071	1,065,645
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	8.000%	12/01/18	595	493,850
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%	01/15/21	330	234,300
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	6.500%	04/15/21	2,850	2,807,250
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $4,340,625; purchased 12/11/12 - 02/20/15)(a)(f)(g)	8.750%	12/15/20	4,325	3,027,500
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	1,443	1,109,306
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	1,114	835,500
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,361,250; purchased 10/10/13 - 03/16/16)(f)(g)	7.500%	02/15/19	3,500	2,161,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	862	532,285
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	389	404,560

				42,866,584

Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	145	46,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	8.500%	12/15/19	73	32,120
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22	355	255,820

				334,340

Commercial Services — 2.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	498,030
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,808	1,575,220

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	591	$593,955
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	1,204	830,760
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	1,690	1,690,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	1,144	1,184,040
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	6.500%	07/15/22	2,750	2,921,874
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	4.875%	11/15/17	1,250	1,265,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	625	591,797
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%	04/01/24	156	156,179
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $725,000; purchased 11/22/13)(f)(g)	8.500%	12/01/21	725	681,500
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	200,600
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,563	1,203,510
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	700	623,000
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	175	172,375
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	450	455,220
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	825	847,110
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $2,753,188; purchased 01/24/14 - 05/06/15)(a)(f)(g)	6.875%	02/15/21	2,900	2,001,000
Laureate Education, Inc., Gtd. Notes, 144A (original cost $5,011,063; purchased 11/01/13 - 02/09/15)(a)(f)(g)	10.000%	09/01/19	4,800	3,528,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	235	239,113
Modular Space Corp., Sec’d. Notes, 144A (original cost $525,000; purchased 02/19/14)(f)(g)	10.250%	01/31/19	525	291,375
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	466,690
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13 - 11/20/14)(f)(g)	7.875%	05/01/18	1,350	1,242,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	169	170,267
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,155,375
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	1,850	832,500
Team Health, Inc., Gtd. Notes, 144A(a)	7.250%	12/15/23	585	625,950
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	2,125	2,113,929
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	1,360	1,360,000
United Rentals North America, Inc., Gtd. Notes(a)	6.125%	06/15/23	1,424	1,470,280
United Rentals North America, Inc., Gtd. Notes(a)	7.375%	05/15/20	1,075	1,124,719
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	2,810	2,992,650
United Rentals North America, Inc., Sr. Sec’d. Notes	4.625%	07/15/23	500	496,875

				36,601,518

Computers — 0.9%
IHS, Inc., Gtd. Notes	5.000%	11/01/22	595	616,569

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Corp., Gtd. Notes	5.000%		07/15/22	126	$124,740
NCR Corp., Gtd. Notes	5.875%		12/15/21	64	65,440
NCR Corp., Gtd. Notes	6.375%		12/15/23	150	154,500
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	366	373,320
Western Digital Corp., Sr. Unsec’d. Notes, 144A	10.500%		04/01/24	10,988	11,015,470

					12,350,039

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%		05/15/21	690	665,850
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%		02/15/21	563	578,483

					1,244,333

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	3,500	3,150,000
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375%		10/01/23	1,300	1,378,000
Global Partners LP/GLP Finance Corp., Gtd. Notes(g)	7.000%		06/15/23	200	149,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	675	502,875
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	875	651,875
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%		09/01/22	4,430	4,496,450
HD Supply, Inc., Gtd. Notes(a)	7.500%		07/15/20	975	1,034,719
HD Supply, Inc., Gtd. Notes, 144A	5.750%		04/15/24	469	481,897
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	465	488,250
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%		07/15/23	630	615,037

					12,948,103

Diversified Financial Services — 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	475	472,625
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	450	459,841
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	316,575
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	241,570
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	130,350
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%		04/15/20	1,090	1,231,700
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	5.375%		08/01/22	500	468,750
Ally Financial, Inc., Gtd. Notes	3.250%		11/05/18	783	770,081
Ally Financial, Inc., Gtd. Notes(a)	8.000%		11/01/31	1,280	1,459,200
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		02/13/18	564	558,360
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%		05/21/18	622	616,557
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	725	717,750
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.125%		03/30/20	2,455	2,436,587
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		05/19/22	249	250,245
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	910	897,487
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	1,095	1,119,637
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	901,755
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	1,305	1,355,895
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	950	947,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	5.875%		02/01/22	1,436	1,362,764
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.240%	(c)	12/21/65	516	417,960

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.490%	(c)	12/21/65	4,186	$3,390,660
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	4.625%		04/15/21	1,694	1,736,350
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.250%		12/15/20	3,074	3,588,894
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	2,750	3,306,875
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	2,200	1,892,000
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	1,471	1,412,160
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	632	560,900
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		06/01/22	335	288,937
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	7.875%		10/01/20	750	718,125
Navient Corp., Sr. Unsec’d. Notes(a)	5.000%		10/26/20	375	340,313
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,850	1,840,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	1,075	1,076,075
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25	1,005	974,850
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	2,400	2,304,000

					40,564,203

Electric — 4.8%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%		03/15/24	2,450	2,394,875
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	625	603,125
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	4,304	4,820,480
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%		01/15/24	1,000	1,050,000
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	503	533,180
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	3,096	3,001,200
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	5,325	5,112,000
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	1,525	1,464,000
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	975	989,625
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	3,350	3,481,923
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	3,300	2,755,500
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	1,325	1,318,375
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	7,150	6,613,750
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	5,215	4,732,613
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%		06/15/17	1,465	1,098,750
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20	5,300	3,418,500
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,995,950; purchased 06/11/14)(f)(g)	7.000%		06/30/23	1,910	1,303,575
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%		06/30/23	500	341,250
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%		06/30/17	1,061	1,028,723
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates(g)	10.060%		12/30/28	195	189,013
NRG Energy, Inc., Gtd. Notes(a)	6.250%		07/15/22	1,849	1,719,570
NRG Energy, Inc., Gtd. Notes(a)	6.250%		05/01/24	4,675	4,289,313
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	2,250	2,098,823
NRG Energy, Inc., Gtd. Notes(a)	7.875%		05/15/21	1,625	1,618,906
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	1,975	1,989,813
NRG REMA LLC, Pass-Through Certificates^(g)	9.237%		07/02/17	306	299,999

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG REMA LLC, Pass-Through Certificates(g)	9.681%	07/02/26	2,565	$2,462,400
NRG Yield Operating LLC, Gtd. Notes(a)	5.375%	08/15/24	750	697,500
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%	11/30/29	100	103,250
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%	12/15/21	141	112,800
Talen Energy Supply LLC, Sr. Unsec’d. Notes(a)	6.500%	06/01/25	950	788,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%	07/15/19	300	260,250
Terraform Global Operating LLC, Gtd. Notes, 144A(a)	9.750%	08/15/22	510	382,500

				63,074,081

Electrical Components & Equipment — 0.4%
Anixter, Inc., Gtd. Notes, 144A	5.500%	03/01/23	460	465,750
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,475	1,482,375
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	275	265,375
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025	809,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(g)	8.500%	10/15/17	540	537,975
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	2,125	2,117,031

				5,678,256

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	5.875%	02/01/23	545	441,450
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	6.125%	06/15/25	273	212,940

				654,390

Engineering & Construction — 0.5%
AECOM, Gtd. Notes	5.750%	10/15/22	640	664,000
AECOM, Gtd. Notes	5.875%	10/15/24	3,300	3,399,000
MasTec, Inc., Gtd. Notes(a)	4.875%	03/15/23	1,976	1,694,420
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	806	793,910

				6,551,330

Entertainment — 3.2%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	2,650	2,709,625
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	1,175	1,207,313
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	930	978,825
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,685,738; purchased 03/14/12 - 09/30/15)(f)(g)	9.125%	05/01/19	4,575	4,735,125
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	232,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	605	626,175
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	384,294
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	2,050	2,067,323
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	2,526	2,585,992
Cinemark USA, Inc., Gtd. Notes, 144A	4.875%	06/01/23	1,325	1,336,196
Eldorado Resorts, Inc., Gtd. Notes(a)	7.000%	08/01/23	3,630	3,757,050
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	100	104,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	2,590	$2,590,000
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	700	721,000
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	600	628,500
Mood Media Corp., Gtd. Notes, 144A(g)	9.250%	10/15/20	900	598,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,141,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes(a)	5.875%	11/01/21	3,500	3,482,500
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22	755	781,425
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	02/01/25	1,493	1,500,465
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22	1,325	1,351,500
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	4,475	2,718,563
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	3,945	3,195,450
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	687	745,395
Six Flags Entertainment Corp., Gtd. Notes, 144A	5.250%	01/15/21	200	205,500
Speedway Motorsports, Inc., Gtd. Notes	5.125%	02/01/23	335	343,375
WMG Acquisition Corp., Gtd. Notes, 144A(a)	6.750%	04/15/22	691	684,090
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	600	609,000

				42,021,306

Environmental Control — 0.5%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	2,775	2,830,223
Casella Waste Systems, Inc., Gtd. Notes(a)	7.750%	02/15/19	1,130	1,146,244
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,400	1,415,750
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	973,655
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	5.875%	03/01/24	250	242,500
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	400	400,000

				7,008,372

Food Service
Aramark Services, Inc., Gtd. Notes, 144A	5.125%	01/15/24	180	189,675

Foods — 3.4%
Albertsons Holdings LLC/Safeway, Inc., Sec’d. Notes, 144A	7.750%	10/15/22	1,484	1,606,430
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	1,375	1,392,187
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000%	12/15/17	984	986,460
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	1,620	1,657,471
Dean Foods Co., Gtd. Notes, 144A	6.500%	03/15/23	2,625	2,700,469
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,466,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,960	1,989,400
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,130,938; purchased 09/13/13 - 02/09/15)(f)(g)	7.250%	06/01/21	2,100	2,091,600
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	458,160
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	1,949,172
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	1,400	1,435,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,872,500; purchased 05/20/15 - 03/04/16)(f)(g)	5.750%	06/15/25	3,000	$2,625,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.750%	06/15/25	814	712,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(f)(g)	5.875%	07/15/24	1,725	1,556,813
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	3,191	2,879,877
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,377,145
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A	5.875%	01/15/24	965	1,010,066
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	3,250	3,436,875
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	3,350	3,450,500
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	873	919,924
Post Holdings, Inc., Gtd. Notes, 144A(a)	7.750%	03/15/24	350	384,125
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	1,642	1,822,620
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	408,525
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	715	759,687
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	889,140
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,437	2,522,295
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	2,944	2,495,040
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	380	402,800
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	201	206,527

				45,591,808

Forest Products & Paper — 0.3%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	529,031
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	07/15/23	400	377,500
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	600	585,750
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	950	982,063
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,725	1,190,250

				3,664,594

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	2,000	2,030,000

Hand/Machine Tools — 0.1%
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,055	970,600

Healthcare-Products — 1.3%
Alere, Inc., Gtd. Notes	6.500%	06/15/20	346	352,574
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	196,350
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19	1,125	1,114,453
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	2,875	2,961,250
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,641	3,463,346
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	2,250	2,230,313

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Halyard Health, Inc., Gtd. Notes	6.250%	10/15/22	355	$353,669
Hill-Rom Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.750%	09/01/23	235	243,225
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	781,875
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	300	300,750
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	2,153	1,765,460
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	4.875%	04/15/20	525	491,925
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	935	825,137
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	1,386	1,257,795
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	641	590,521
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	249,375
Teleflex, Inc., Gtd. Notes	5.250%	06/15/24	180	184,275

				17,362,293

Healthcare-Services — 6.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	120	121,200
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,885	2,928,275
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	270,135
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.500%	03/01/24	760	790,400
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	700	722,750
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	5.625%	02/15/21	705	734,963
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125%	02/15/24	1,075	1,131,437
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	7,635	6,890,587
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	875	826,875
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	4,181	4,071,249
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	176	177,320
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	725	734,063
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.000%	05/01/25	740	732,600
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	1,010	1,020,100
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	391,406
Envision Healthcare Corp., Gtd. Notes, 144A(a)	5.125%	07/01/22	666	675,990
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	306,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.750%	10/15/24	380	386,175
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	162,550
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	526	577,811
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	150	163,687
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	568,313
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,350	1,451,250
HCA, Inc., Gtd. Notes	5.375%	02/01/25	9,512	9,616,061
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	930	975,337
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	1,660	1,709,800

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	$1,166,475
HCA, Inc., Sr. Sec’d. Notes(a)	3.750%	03/15/19	478	489,663
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	505,006
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,123,392
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%	04/15/25	545	561,350
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	635	650,875
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%	03/15/22	596	645,170
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	577	633,257
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	423,406
HealthSouth Corp., Gtd. Notes(a)	5.750%	11/01/24	1,500	1,519,500
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	2,138	2,108,603
Kindred Healthcare, Inc., Gtd. Notes(a)	6.375%	04/15/22	325	292,906
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	800	794,000
Kindred Healthcare, Inc., Gtd. Notes(a)	8.750%	01/15/23	925	885,687
LifePoint Health, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,804	1,885,180
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	1,000	1,045,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	900	936,000
MPH Acquisition Holdings LLC, Gtd. Notes, 144A(a)	6.625%	04/01/22	1,935	2,012,400
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	4,700	4,441,500
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.875%	04/15/21	1,125	1,125,000
Tenet Healthcare Corp., Notes	6.000%	10/01/20	575	615,250
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	125,313
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.500%	04/01/21	1,600	1,608,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	317,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	5.000%	03/01/19	675	667,406
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	200	198,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,022	2,022,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,765	2,647,487
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.000%	08/01/20	465	478,369
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	11,449	11,778,159

				81,838,438

Holding Companies-Diversified — 0.5%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	4,205	4,469,915
Horizon Pharma Financing, Inc., Gtd. Notes, 144A(a)	6.625%	05/01/23	2,675	2,360,687

				6,830,602

Home Builders — 3.0%
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	2,550	2,256,750
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250%	02/01/23	1,325	1,033,500
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,925	2,391,187
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%	05/15/25	1,175	1,010,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%	07/01/22	2,900	2,566,500
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	1,025	1,048,063
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	1,056	1,111,440
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	875	938,437
CalAtlantic Group, Inc., Gtd. Notes(a)	8.375%	01/15/21	1,885	2,191,312
CalAtlantic Group, Inc., Gtd. Notes	10.750%	09/15/16	66	67,815
DR Horton, Inc., Gtd. Notes	4.375%	09/15/22	194	194,485

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
DR Horton, Inc., Gtd. Notes	4.750%		02/15/23	1,796	$1,822,940
KB Home, Gtd. Notes(a)	7.000%		12/15/21	850	850,000
KB Home, Gtd. Notes(a)	7.500%		09/15/22	1,300	1,306,500
KB Home, Gtd. Notes	7.625%		05/15/23	1,500	1,488,750
Lennar Corp., Gtd. Notes	4.500%		11/15/19	725	754,000
Lennar Corp., Gtd. Notes	4.750%		05/30/25	2,535	2,490,637
Lennar Corp., Gtd. Notes	4.875%		12/15/23	88	88,000
Lennar Corp., Gtd. Notes	12.250%		06/01/17	85	94,137
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21	1,437	1,411,853
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%		11/15/20	520	468,000
Meritage Homes Corp., Gtd. Notes	6.000%		06/01/25	1,025	1,025,000
Meritage Homes Corp., Gtd. Notes(a)	7.000%		04/01/22	456	485,640
PulteGroup, Inc., Gtd. Notes	5.500%		03/01/26	2,125	2,186,094
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%		04/01/23	700	690,375
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%		04/01/25	1,500	1,470,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%		03/01/24	650	622,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(a)	5.875%		04/15/23	2,951	2,832,960
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	242	239,580
Toll Brothers Finance Corp., Gtd. Notes	5.625%		01/15/24	700	721,000
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	1,090	1,081,826
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	2,850	2,736,000

					39,675,656

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.625%		10/15/23	540	555,525

Household Products/Wares — 0.2%
Central Garden & Pet Co., Gtd. Notes	6.125%		11/15/23	105	109,200
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%		12/15/21	415	420,187
Prestige Brands, Inc., Gtd. Notes, 144A	6.375%		03/01/24	930	969,526
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	932	990,250
Spectrum Brands, Inc., Gtd. Notes	6.125%		12/15/24	143	152,653

					2,641,816

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%		10/15/23	1,467	1,547,685

Insurance — 0.3%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	4.500%		05/30/20	498	507,960
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%		05/30/25	489	500,003
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	448,350
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	730	795,700
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%		03/15/21	277	286,833
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	869	869,000

					3,407,846

Internet — 0.7%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,075	1,155,625
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%		06/01/23	3,320	3,421,260

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	529	$552,144
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	830	868,960
VeriSign, Inc., Sr. Unsec’d. Notes	5.250%	04/01/25	168	169,260
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000%	04/01/23	780	778,534
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	147	157,290
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A^	6.375%	05/15/25	2,760	2,698,176

				9,801,249

Iron/Steel — 0.7%
AK Steel Corp., Sr. Sec’d. Notes(a)	8.750%	12/01/18	600	576,000
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	7.875%	08/15/23	395	328,837
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	400	370,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.250%	02/25/22	3,295	3,260,403
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39	275	239,250
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	851	753,135
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $2,642,688; purchased 04/07/14 - 07/11/14)(a)(f)(g)	6.375%	05/01/22	2,625	2,385,469
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375%	05/01/22	455	413,481
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	195	196,950
Steel Dynamics, Inc., Gtd. Notes(a)	5.250%	04/15/23	640	641,600
Steel Dynamics, Inc., Gtd. Notes(a)	5.500%	10/01/24	680	688,500

				9,853,625

Leisure Time — 0.4%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	1,964,125
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250%	12/15/23	1,350	1,289,250
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/23	389	399,211
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $850,000; purchased 05/05/15)(f)(g)	6.250%	05/15/25	850	711,875
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,669,875; purchased 07/17/14)(f)(g)	8.500%	10/15/22	1,525	1,441,125
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	160	134,000

				5,939,586

Lodging — 2.5%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	4,933	5,253,645
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	2,250	2,379,375
Boyd Gaming Corp., Gtd. Notes, 144A(a)	6.375%	04/01/26	780	809,250
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	352,515
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	505	479,750
FelCor Lodging LP, Gtd. Notes(a)	6.000%	06/01/25	950	980,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	3,120	$3,135,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	1,025	1,062,105
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	1,375	1,378,437
MGM Resorts International, Gtd. Notes(a)	5.250%	03/31/20	750	768,750
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	1,420	1,469,700
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,625	3,887,813
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	600	649,200
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	1,660	1,848,825
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	800	910,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A(a)	5.875%	05/15/21	1,020	1,022,550
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	1,784	1,888,810
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,766,188; purchased 05/16/13 - 05/14/15)(f)(g)	6.375%	06/01/21	3,800	3,657,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	320	301,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec’d. Notes(a)	5.375%	03/15/22	925	932,807

				33,169,107

Machinery-Construction & Mining — 0.4%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	812	748,055
Oshkosh Corp., Gtd. Notes	5.375%	03/01/25	162	163,215
Terex Corp., Gtd. Notes	6.000%	05/15/21	2,275	2,201,063
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	844,375
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	1,975	1,461,500

				5,418,208

Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	2,012,235
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,825	1,961,875
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	08/15/21	215	175,763
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	700	763,000
Zebra Technologies Corp., Sr. Unsec’d. Notes(a)	7.250%	10/15/22	269	291,865

				5,204,738

Media — 6.9%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	389,703
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	900	902,250
Altice Finco SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	800	766,000
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	1,900	1,819,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	1,020	$1,003,762
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(a)	5.375%	07/15/23	2,425	2,490,172
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	3,475	3,396,813
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	948,544
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	500	530,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	1,125	1,141,875
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	320	332,998
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	1,447	1,403,590
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	5,015	5,303,363
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125%	02/15/23	103	105,060
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	657,225
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	09/01/23	901	934,787
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24	1,230	1,280,737
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.625%	01/31/22	933	981,983
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	146	148,555
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.875%	04/01/24	2,946	3,085,935
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	3,075	3,136,500
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	239	249,819
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/15/26	1,716	1,776,060
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(a)	7.750%	07/15/25	850	837,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	4,009	3,728,370
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21	3,555	3,315,037
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	425	420,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	1,989,773
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	1,251	1,147,793
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	800	684,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	1,083	1,077,585
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	185	163,263
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,839	1,687,283
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21	4,259	4,397,417
Entercom Radio LLC, Gtd. Notes(a)	10.500%	12/01/19	875	907,813
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	2,435	2,568,925
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19	1,188	879,120
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	1,850	1,896,250
LIN Television Corp., Gtd. Notes	5.875%	11/15/22	1,178	1,192,725
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	2	2,015

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	5.500%	02/15/22	177	$186,293
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	800	828,000
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	311,250
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	280	277,900
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,544	1,582,600
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(a)	6.000%	05/15/22	2,731	2,662,725
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	474,085
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750%	01/15/23	2,305	2,374,150
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20	586	586,000
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21	1,065	1,098,281
Sinclair Television Group, Inc., Gtd. Notes(a)	6.125%	10/01/22	1,575	1,655,719
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,690	1,698,450
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	500	511,875
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	575	565,656
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	95	96,663
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.750%	08/01/21	1,075	1,124,719
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	861	925,575
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	1,255	1,292,650
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	666	781,217
Tribune Media Co., Gtd. Notes, 144A(a)	5.875%	07/15/22	1,550	1,514,319
Unitymedia GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	1,400	1,455,132
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25	300	299,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	400	410,000
Univision Communications, Inc., Gtd. Notes, 144A (original cost $1,517,100; purchased 02/17/16)(f)(g)	8.500%	05/15/21	1,560	1,591,200
Univision Communications, Inc., Gtd. Notes, 144A	8.500%	05/15/21	1,080	1,101,600
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	248,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	1,805	1,782,437
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	6.750%	09/15/22	395	418,700
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	625	632,813
Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375%	06/15/24	1,098	1,139,175
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	213	215,663
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24	300	308,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	416,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	400	$400,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/21	225	234,563
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	5.875%	01/15/25	200	196,000

				91,078,010

Metal Fabricate/Hardware
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	320	281,600

Mining — 1.7%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	460,000
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	3,030	2,873,773
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.400%	04/15/21	962	977,334
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27	762	723,900
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	665,723
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	296	301,920
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	319	325,181
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25	295	239,687
Coeur Mining, Inc., Gtd. Notes(a)	7.875%	02/01/21	829	665,273
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	400	365,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	325	217,750
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.100%	03/15/20	605	453,750
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	1,780	1,205,950
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	56,350
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	1,798	1,101,275
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	818	658,490
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	392	278,320
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	575	598,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,621,475
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	1,915	1,819,250
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,982	1,674,790
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.000%	04/15/20	1,950	1,862,250
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	304,500
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	405	210,600
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,500	1,417,500

				22,078,041

Miscellaneous Manufacturing — 0.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,738	2,375,216
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	09/15/18	170	156,400
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	229	173,467
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	126,420
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,025	1,045,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $2,750,000; purchased 06/12/14)(a)(f)(g)	6.000%	07/15/22	2,750	$2,351,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,257,175

				8,485,428

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	2,670	2,750,100

Oil & Gas — 5.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	219	221,323
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	153	154,347
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.600%	03/15/46	153	156,200
Antero Resources Corp., Gtd. Notes(a)	5.125%	12/01/22	693	628,897
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	757	700,225
Antero Resources Corp., Gtd. Notes	6.000%	12/01/20	457	434,150
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	178	171,262
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	288	258,516
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	55	49,904
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	148	147,275
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	70,500
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	235,375
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,195	334,600
California Resources Corp., Gtd. Notes	5.000%	01/15/20	4	920
California Resources Corp., Gtd. Notes	5.500%	09/15/21	414	91,080
California Resources Corp., Gtd. Notes(a)	6.000%	11/15/24	3,512	790,200
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	5,588	2,151,380
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	419	420,474
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%	11/15/39	237	226,914
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	1,798	881,020
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	320,006
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	260	268,577
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,428	3,325,160
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	772,000
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	384	48,000
Comstock Resources, Inc., Gtd. Notes	9.500%	06/15/20	336	41,160
Comstock Resources, Inc., Sr. Sec’d. Notes, 144A	10.000%	03/15/20	261	128,543
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	525	515,813
Concho Resources, Inc., Gtd. Notes(a)	5.500%	04/01/23	58	56,840
Concho Resources, Inc., Gtd. Notes(a)	6.500%	01/15/22	824	821,940
ConocoPhillips Co., Gtd. Notes(a)	4.300%	11/15/44	515	445,341
Continental Resources, Inc., Gtd. Notes(a)	5.000%	09/15/22	1,972	1,699,617
Diamondback Energy, Inc., Gtd. Notes(a)	7.625%	10/01/21	130	133,900
Encana Corp. (Canada), Sr. Unsec’d. Notes	3.900%	11/15/21	45	39,431
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/38	112	94,010
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/15/21	1,225	1,145,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	665,000
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	6.375%	06/15/23	403	185,380
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,247	579,855

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Halcon Resources Corp., Sec’d. Notes, 144A(a)	8.625%	02/01/20	1,125	$798,750
Halcon Resources Corp., Sec’d. Notes, 144A	13.000%	02/15/22	531	157,973
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	539,200
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,675,000; purchased 05/20/15)(f)(g)	5.750%	10/01/25	2,675	2,300,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,000	860,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	7.625%	04/15/21	575	547,687
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $1,413,124; purchased 09/11/14)(a)(f)(g)	8.500%	10/01/22	1,475	781,750
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	8.500%	10/01/22	750	397,500
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	7.750%	02/01/21	470	54,050
Linn Energy LLC/Linn Energy Finance Corp., Sec’d. Notes, 144A	12.000%	12/15/20	1,875	257,813
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	1,225	722,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	2,000	1,207,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,085	640,150
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	1,450	1,225,250
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	646,875
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	2,350	2,138,500
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.625%	07/01/24	908	851,250
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	634	617,953
Noble Energy, Inc., Gtd. Notes	5.625%	05/01/21	564	566,820
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	890	658,600
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	38	28,025
Oasis Petroleum, Inc., Gtd. Notes	7.250%	02/01/19	194	147,925
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	163	117,360
Parker Drilling Co., Gtd. Notes(a)	7.500%	08/01/20	734	575,273
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	7.000%	11/15/23	500	474,375
Penn Virginia Corp., Gtd. Notes	7.250%	04/15/19	135	16,875
Penn Virginia Corp., Gtd. Notes	8.500%	05/01/20	610	76,250
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	665	470,487
Precision Drilling Corp. (Canada), Gtd. Notes(a)	6.500%	12/15/21	1,807	1,373,320
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	684	595,080
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,293	1,134,607
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	290	266,075
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	300	258,750
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	1,275	1,080,563
Range Resources Corp., Gtd. Notes, 144A	4.875%	05/15/25	192	168,000
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	2,275	1,990,625
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	637	627,445
Sabine Oil & Gas Corp., Gtd. Notes(i)	9.750%	02/15/17	213	6,390
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A	8.625%	11/01/18	375	251,250
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	543,369
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25	537	373,048
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	700	510,300
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	779	574,513
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	105,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	$145,260
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	149,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	222,155
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	1,600	1,596,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,500	3,502,170
Tesoro Corp., Gtd. Notes	5.125%	04/01/24	475	466,687
Transocean, Inc., Gtd. Notes(a)	7.125%	12/15/21	449	303,075
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	1,200	225,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	1,675	1,206,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%	12/15/18	620	43,400
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.125%	10/01/24	1,186	88,950
Unit Corp., Gtd. Notes(g)	6.625%	05/15/21	1,184	594,960
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	50,520
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	2,196	1,954,440
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,365	2,098,938
Whiting Petroleum Corp., Gtd. Notes	5.000%	03/15/19	174	120,495
Whiting Petroleum Corp., Gtd. Notes(a)	5.750%	03/15/21	519	345,135
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	413	287,035
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	5,577	4,071,210
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	750	585,000
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	550	426,250

				65,628,816

Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	360	259,200
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	272	78,880
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	1,000	690,000
CGG SA (France), Gtd. Notes	6.500%	06/01/21	675	273,375
CGG SA (France), Gtd. Notes(g)	6.875%	01/15/22	90	35,100
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	1,085	756,787
PHI, Inc., Gtd. Notes	5.250%	03/15/19	525	464,625
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A, RegS	9.000%	03/26/18	1,170	351,000
SemGroup LP, Notes^(g)(i)	— %	12/31/49	2,555	26
SESI LLC, Gtd. Notes	7.125%	12/15/21	149	112,495
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	687,375
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	252	202,230
Weatherford International Ltd., Gtd. Notes(a)	9.625%	03/01/19	300	299,250

				4,210,343

Packaging & Containers — 2.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,100	1,116,500
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	3,574	3,449,112
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(a)	9.125%	10/15/20	850	879,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	06/30/21	600	570,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	$796,447
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	800	774,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	2,975	3,064,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	411,816
Ball Corp., Gtd. Notes(a)	5.000%	03/15/22	475	496,375
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	516	541,800
Berry Plastics Corp., Sec’d. Notes(a)	5.125%	07/15/23	800	806,000
Berry Plastics Corp., Sec’d. Notes, 144A	6.000%	10/15/22	300	314,437
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,475	1,463,015
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,950	1,745,250
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	961,050
Novelis, Inc., Gtd. Notes(a)	8.750%	12/15/20	1,436	1,449,355
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.000%	01/15/22	250	255,645
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.375%	01/15/25	1,000	992,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%	08/15/23	669	697,014
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%	08/15/25	464	487,780
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,232,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,204,125; purchased 09/25/13 - 11/04/15)(f)(g)	6.500%	10/01/21	3,225	3,144,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(a)	8.250%	02/15/21	475	486,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	3,925	4,064,828
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(a)	5.750%	10/15/20	1,050	1,077,563
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	1,350	1,404,000
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24	1,265	1,312,437
Sealed Air Corp., Gtd. Notes, 144A(a)	5.250%	04/01/23	775	819,563
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	160	180,800

				34,994,537

Pharmaceuticals — 1.7%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,700	1,708,500
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22	2,064	1,955,640
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.750%	01/15/22	439	447,784
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23	815	767,119
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	775	726,563
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	1,300	1,335,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	690	572,700

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	$285,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	485	407,400
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.250%	07/15/22	350	280,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,535	1,251,025
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.500%	03/01/23	683	537,009
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	218,137
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.875%	05/15/23	3,518	2,757,232
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	5,992	4,613,840
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.750%	08/15/18	1,250	1,134,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	500	416,560
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	2,300	2,466,750

				21,881,634

Pipelines — 2.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	600	499,500
Boardwalk Pipelines LP, Gtd. Notes	4.950%	12/15/24	475	434,395
Buckeye Partners LP, Sr. Unsec’d. Notes	5.600%	10/15/44	550	460,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(a)	6.000%	12/15/20	625	490,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%	03/01/22	795	596,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	1,350	999,000
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	5.875%	01/15/24	2,000	1,710,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	454	381,360
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	2,541	2,236,080
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	1,820	1,683,500
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%	05/15/22	210	210,542
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	250	216,875
MPLX LP, Gtd. Notes, 144A	4.875%	12/01/24	1,895	1,749,534
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	2,099	1,913,934
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes(a)	6.875%	05/15/23	356	331,970
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.000%	02/01/21	500	500,899
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	5.500%	04/15/23	1,325	1,181,142
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	543	527,519

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,403,250; purchased 02/21/14 - 03/02/16)(f)(g)	5.625%	04/15/20	1,475	$1,393,875
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	1,000	975,000
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	811	527,387
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	02/01/21	500	480,625
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	1,535	1,458,250
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	03/01/25	594	566,527
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	2,000	1,910,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.250%	05/01/23	1,037	956,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	196,860
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.875%	02/01/21	230	225,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	6.750%	03/15/24	1,500	1,473,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes(a)	5.875%	10/01/20	616	610,610
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.500%	10/15/19	312	310,440
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	1,175	1,163,250
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	7.850%	02/01/26	350	400,301
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	2,000	1,745,244

				30,517,865

Real Estate — 0.2%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,989,063; purchased 11/10/14 - 03/29/16)(f)(g)	8.250%	12/01/22	1,975	2,039,187
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	419	409,573

				2,448,760

Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	158	153,655
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,280	1,340,800
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	835,083
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	472,500
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	1,499	1,580,696
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	623	605,867
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	605	620,125
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	306	322,447
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,725	2,738,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	975	1,026,187
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	931,725

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	1,675	$1,712,687
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	906,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	425	427,125

				13,674,022

Retail — 3.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,430	2,527,200
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	240	244,200
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	1,000	1,025,000
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	1,606	1,606,000
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	2,375	2,036,563
Claire’s Stores, Inc., Sec’d. Notes	8.875%	03/15/19	750	202,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	6.125%	03/15/20	850	531,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	318	198,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	2,765,925
CST Brands, Inc., Gtd. Notes(a)	5.000%	05/01/23	700	708,750
Dollar Tree, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/23	225	238,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,392,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	1,642	1,440,855
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	665,625
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	887,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,150	1,063,750
GameStop Corp., Gtd. Notes, 144A	6.750%	03/15/21	875	846,563
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	420,300
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,073,688; purchased 09/17/13 - 01/03/14)(f)(g)	9.250%	06/15/21	1,025	1,027,563
JC Penney Corp., Inc., Gtd. Notes	8.125%	10/01/19	163	167,483
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%	03/15/19	275	253,000
Landry’s, Inc., Gtd. Notes, 144A (original cost $3,574,800; purchased 01/29/15 - 02/10/15)(f)(g)	9.375%	05/01/20	3,310	3,475,500
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	8,126	6,988,360
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	194	176,055
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	285	266,475
New Albertsons, Inc., Sr. Unsec’d. Notes(a)	8.700%	05/01/30	750	720,000
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	360	368,100
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,685	1,524,925
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	379,600
Rite Aid Corp., Gtd. Notes	6.750%	06/15/21	800	845,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	4,383	4,645,980
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	365,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,425	1,517,625

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Serta Simmons Bedding LLC, Sr. Unsec’d. Notes, 144A	8.125%	10/01/20	439	$455,467
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,700	1,640,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,198,615
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,700,000; purchased 05/29/15)(a)(f)(g)	8.000%	06/15/22	1,700	1,572,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(a)	8.000%	06/15/22	399	369,075
Yum! Brands, Inc., Sr. Unsec’d. Notes	3.750%	11/01/21	278	264,100

				48,022,904

Semiconductors — 1.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	944	755,200
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.000%	07/01/24	1,094	716,570
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	32	21,920
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	220,255
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	1,165	1,234,900
Micron Technology, Inc., Gtd. Notes	5.875%	02/15/22	201	173,865
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	863	699,569
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,035	3,298,613
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	500	402,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,378,550
Microsemi Corp., Gtd. Notes, 144A	9.125%	04/15/23	982	1,077,745
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625%	06/15/22	1,727	1,772,334
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,159	1,214,053
Qorvo, Inc., Gtd. Notes, 144A	6.750%	12/01/23	400	413,000
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,175,825
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	557	561,178
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250%	02/15/26	1,603	1,707,195

				17,823,272

Software — 3.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	6,025	4,338,000
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	3,380	2,332,200
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	4,600	4,864,500
Emdeon, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/21	1,735	1,691,625
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	10,672	10,778,720
First Data Corp., Sec’d. Notes, 144A(a)	5.750%	01/15/24	3,975	3,974,602
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	895	896,119
First Data Corp., Sr. Sec’d. Notes, 144A	5.375%	08/15/23	590	604,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $3,643,000; purchased 04/03/14 - 10/05/15)(f)(g)	7.125%	05/01/21	3,795	$2,836,763
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	3,627	3,300,570
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	655	674,650
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	3,016	2,910,440
MSCI, Inc., Gtd. Notes, 144A	5.250%	11/15/24	547	564,777
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,031	2,060,196
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	250	255,000
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	1,915	1,924,575

				44,007,487

Telecommunications — 6.8%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	1,500	1,417,500
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes(a)	6.450%	03/15/29	559	593,937
Avaya, Inc., Sec’d. Notes, 144A(g)	10.500%	03/01/21	3,560	1,094,700
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	1,054	324,105
Avaya, Inc., Sr. Sec’d. Notes, 144A	7.000%	04/01/19	842	568,350
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.800%	03/15/22	300	288,630
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	846,250
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	1,325	1,344,875
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	5,155	5,283,875
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(a)	6.000%	06/15/25	2,953	2,980,684
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	297,213
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	698,920
Consolidated Communications, Inc., Gtd. Notes	6.500%	10/01/22	580	506,050
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	1,250	1,296,875
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,372,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,750	1,544,375
Embarq Corp., Sr. Unsec’d. Notes(a)	7.995%	06/01/36	5,140	4,962,362
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	1,030	952,122
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	2,203	2,278,783
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	227	221,325
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	1,708	1,742,160
Frontier Communications Corp., Sr. Unsec’d. Notes, 144A	10.500%	09/15/22	533	546,325
Frontier Communications Corp., Sr. Unsec’d. Notes, 144A(a)	11.000%	09/15/25	1,324	1,330,620
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%	07/01/18	1,559	561,240
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	3,083	1,857,508
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	441	325,237
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.250%	10/15/20	2,840	1,831,800

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	637	$656,110
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,833	545,318
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,505	449,619
Level 3 Communications, Inc., Sr. Unsec’d. Notes(a)	5.750%	12/01/22	1,120	1,156,400
Level 3 Financing, Inc., Gtd. Notes(a)	5.125%	05/01/23	305	308,431
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	259	270,189
Level 3 Financing, Inc., Gtd. Notes, 144A	5.250%	03/15/26	1,342	1,352,065
Level 3 Financing, Inc., Gtd. Notes, 144A	5.375%	01/15/24	500	506,250
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	332,770
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	330,720
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	184,260
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	895	747,325
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	350	382,763
SoftBank Group Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	1,232	1,248,940
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	4,865	3,551,450
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	1,750	1,518,125
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,685	1,318,513
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	752	752,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,273,075
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	568	564,450
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	7.000%	08/15/20	1,475	1,172,625
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	8.375%	08/15/17	550	543,813
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17	245	249,287
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	11.500%	11/15/21	243	216,270
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	2,463	1,828,778
Sprint Corp., Gtd. Notes(a)	7.250%	09/15/21	1,159	885,186
Sprint Corp., Gtd. Notes	7.625%	02/15/25	1,857	1,378,822
Sprint Corp., Gtd. Notes	7.875%	09/15/23	4,896	3,744,412
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	1,650	1,691,250
T-Mobile USA, Inc., Gtd. Notes(a)	6.000%	03/01/23	924	943,635
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	210,600
T-Mobile USA, Inc., Gtd. Notes(a)	6.125%	01/15/22	667	688,677
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	747	784,201
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,999	2,046,476
T-Mobile USA, Inc., Gtd. Notes(a)	6.500%	01/15/24	590	613,600
T-Mobile USA, Inc., Gtd. Notes(a)	6.500%	01/15/26	3,352	3,481,890
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	436,747
T-Mobile USA, Inc., Gtd. Notes(a)	6.625%	04/01/23	630	663,075
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,503,820
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,516,005
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	558,095
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,305	2,114,377
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	3,565	3,226,325
Windstream Services LLC, Gtd. Notes	6.375%	08/01/23	1,875	1,373,437
Windstream Services LLC, Gtd. Notes	7.500%	06/01/22	294	225,645
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	1,132	846,170

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Windstream Services LLC, Gtd. Notes	7.750%	10/01/21	275	$224,297

				89,684,109

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	5,130	5,155,650

Transportation — 0.6%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A, RegS	10.000%	12/10/19	2,100	840,000
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	435,600
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	232	153,700
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	3,280	1,180,800
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A	7.250%	05/01/22	982	633,390
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	1,200	1,197,000
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes(i)	8.875%	06/15/21	1,801	369,205
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,925	2,840,906
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(a)	7.875%	09/01/19	650	672,747

				8,323,348

TOTAL CORPORATE BONDS (cost $1,279,900,100)				1,186,086,132

			Shares

COMMON STOCKS — 0.1%

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*			18,000	258,660

Metals & Mining
ArcelorMittal (Luxembourg)			79,782	365,402

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.*			90,376	499,779

TOTAL COMMON STOCKS (cost $3,027,406)				1,123,841

PREFERRED STOCKS — 0.4%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(a)(g)			26,000	723,320

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, CVT, 5.375%(a)(g)			30,500	1,631,750

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.742%(g)			2,550	2,022,469

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 144A 6.125%			1,000	1,042,813

TOTAL PREFERRED STOCKS (cost $5,235,270)				5,420,352

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Units	Value

WARRANTS*(g)(l)

Specialty Retail
Nebraska Book Holdings, Inc., expiring 06/29/19^	5,983	$—
Nebraska Book Holdings, Inc., expiring 06/29/19^	2,792	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	1,101	927

TOTAL WARRANTS (cost $0)		927

TOTAL LONG-TERM INVESTMENTS (cost $1,347,371,784)		1,237,279,013

	Shares
SHORT-TERM INVESTMENT — 30.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $401,438,115; includes $323,642,702 of cash collateral for securities on loan)(b)(w)	401,433,430	401,433,430

TOTAL INVESTMENTS — 123.9% (cost $1,748,805,214)		1,638,712,443
Liabilities in excess of other assets(z) — (23.9)%		(316,406,151)

NET ASSETS — 100.0%		$1,322,306,292

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,998,201 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $317,802,997; cash collateral of $323,642,702 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In addition, as of March 31, 2016, $483,624 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $69,181,528. The aggregate value of $59,748,045 is approximately 4.5% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
83	2 Year U.S. Treasury Notes	Jun. 2016	$18,149,296	$18,156,250	$6,954
290	5 Year U.S. Treasury Notes	Jun. 2016	35,106,191	35,137,578	31,387
20	20 Year U.S. Treasury Bonds	Jun. 2016	3,287,227	3,288,750	1,523

					39,864

Short Position:
42	10 Year U.S. Treasury Notes	Jun. 2016	5,450,953	5,476,406	(25,453)

					$14,411

(1)  Cash of $500,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

(2)  The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation(1)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.25.V1	12/20/20	15,000	5.000%	$274,086	$457,720	$183,634

(1)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

Cash collateral of $1,090,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

 Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,123,841	$—	$—
Preferred Stocks	5,420,352	—	—
Warrants	—	927	—
Bank Loans	—	44,365,620	—
Convertible Bond	—	282,141	—
Corporate Bonds	—	1,183,087,931	2,998,201
Affiliated Mutual Fund	401,433,430	—	—
Other Financial Instruments*
Futures Contracts	14,411	—	—
Centrally cleared credit default swaps	—	183,634	—

Total	$407,992,034	$1,227,920,253	$2,998,201

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 95.8%
Argentina — 0.6%
MercadoLibre, Inc.(a)	104,913	$12,363,997

Australia — 1.2%
Brambles Ltd.	563,190	5,217,489
Insurance Australia Group Ltd.	2,245,615	9,590,769
Macquarie Group Ltd.	182,765	9,250,471

		24,058,729

Austria — 0.4%
Andritz AG	148,635	8,142,841

Belgium — 0.2%
Colruyt SA	84,675	4,924,224

Canada — 2.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	542,635	24,149,607
Brookfield Asset Management, Inc. (Class A Stock)	447,111	15,554,992
Home Capital Group, Inc.	223,100	6,022,626
Suncor Energy, Inc.	398,568	11,100,061

		56,827,286

China — 7.9%
Alibaba Group Holding Ltd., ADR*(a)	327,480	25,880,744
Baidu, Inc., ADR*	79,863	15,244,249
China Overseas Land & Investment Ltd.	3,294,000	10,432,669
Ctrip.com International Ltd., ADR*(a)	373,019	16,509,821
JD.com, Inc., ADR*(a)	784,057	20,777,511
Lenovo Group Ltd.	2,708,000	2,110,549
NetEase, Inc., ADR	62,990	9,044,104
Tencent Holdings Ltd.	3,116,599	63,716,897

		163,716,544

Denmark — 1.5%
Jyske Bank A/S	80,640	3,635,046
Novo Nordisk A/S (Class B Stock)	514,564	27,865,488

		31,500,534

Finland — 1.0%
Kone OYJ (Class B Stock)	180,847	8,704,333
Sampo OYJ (Class A Stock)	234,923	11,127,025

		19,831,358

France — 9.7%
Air Liquide SA	31,300	3,511,583
Arkema SA	87,098	6,525,185
BNP Paribas SA	148,345	7,452,956
Cap Gemini SA	175,161	16,430,910
Dassault Systemes SA	509,055	40,333,309
Elior Group	218,850	4,791,996
JCDecaux SA	369,472	16,170,767
Pernod Ricard SA	52,935	5,894,467
Publicis Groupe SA	100,149	7,022,570
Safran SA	129,248	9,021,526
Sanofi	66,660	5,359,197
Schneider Electric SE	110,095	6,938,256
Sodexo SA	61,270	6,594,146
SPIE SA*	330,950	6,578,448
Total SA	216,132	9,834,318
Valeo SA	250,062	38,884,359

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Vinci SA	154,790	$11,489,170

		202,833,163

Germany — 6.9%
Adidas AG	175,685	20,513,176
Bayer AG	57,115	6,692,768
Bayerische Motoren Werke AG	92,667	8,507,386
Brenntag AG	116,005	6,610,300
Continental AG	169,439	38,430,523
Deutsche Boerse AG	77,555	6,603,358
Fresenius SE & Co. KGaA	292,187	21,298,294
GEA Group AG	73,255	3,574,192
KUKA AG(a)	105,153	10,987,105
Linde AG	18,900	2,746,143
Rational AG	8,816	4,712,302
SAP SE, ADR(a)	154,200	12,400,764

		143,076,311

Hong Kong — 1.0%
AIA Group Ltd.	2,047,836	11,639,948
Techtronic Industries Co. Ltd.	2,251,054	8,917,529

		20,557,477

India — 1.7%
HDFC Bank Ltd., ADR	185,727	11,446,355
Hero MotoCorp Ltd.	224,593	9,988,555
Housing Development Finance Corp. Ltd.	396,906	6,623,214
Tata Motors Ltd.*	1,402,407	8,173,325

		36,231,449

Indonesia — 1.0%
Astra International Tbk PT	28,937,716	15,817,565
PT Tower Bersama Infrastructure Tbk*	6,691,345	2,933,745
PT Tower Bersama Infrastructure Tbk, 144A*(g)	6,982,898	3,061,573

		21,812,883

Ireland — 2.0%
AerCap Holdings NV*	147,400	5,713,224
Experian PLC	552,435	9,860,637
Ryanair Holdings PLC, ADR	167,728	14,394,417
Shire PLC	222,753	12,704,625

		42,672,903

Israel — 2.3%
Bezeq Israeli Telecommunication Corp. Ltd.	4,249,550	9,591,458
Check Point Software Technologies Ltd.*(a)	200,000	17,494,000
Teva Pharmaceutical Industries Ltd., ADR	387,281	20,723,406

		47,808,864

Italy — 3.7%
Anima Holding SpA	907,776	6,619,992
Anima Holding SpA, 144A(g)	204,776	1,493,337
Azimut Holding SpA	265,920	6,115,411
Brembo SpA	272,106	14,068,090
Intesa Sanpaolo SpA	3,430,682	9,485,911
Luxottica Group SpA	426,200	23,478,499
Moncler SpA	912,025	15,385,483

		76,646,723

Japan — 14.2%
Daikin Industries Ltd.(a)	230,891	17,243,996
FANUC Corp.	104,423	16,171,840

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fuji Heavy Industries Ltd.	307,267	$10,850,593
Hoya Corp.	254,100	9,658,503
Kansai Paint Co. Ltd.(a)	487,200	7,820,227
Kao Corp.	194,200	10,355,123
Keyence Corp.	36,568	19,943,170
Makita Corp.(a)	143,000	8,863,836
Miraca Holdings, Inc.	142,300	5,841,742
Murata Manufacturing Co. Ltd.	65,600	7,915,744
Nabtesco Corp.	90,200	2,023,218
Nippon Prologis REIT, Inc., REIT	3,382	7,561,830
Nitori Holdings Co. Ltd.	93,100	8,518,661
Ono Pharmaceutical Co. Ltd.(a)	955,705	40,428,874
ORIX Corp.	799,290	11,384,458
Pigeon Corp.	493,801	12,866,953
Santen Pharmaceutical Co. Ltd.	1,095,980	16,473,105
Shimano, Inc.	128,224	20,108,972
Shionogi & Co. Ltd.	334,874	15,739,483
SMC Corp.	62,300	14,436,660
Sundrug Co. Ltd.(a)	128,300	9,589,588
Sysmex Corp.	191,043	11,943,225
Toyota Motor Corp.	200,000	10,607,081

		296,346,882

Jordan — 0.5%
Hikma Pharmaceuticals PLC	388,988	11,045,855

Mexico — 0.9%
Alsea SAB de CV	2,367,409	8,886,100
Alsea SAB de CV, 144A(g)	655,805	2,461,572
Wal-Mart de Mexico SAB de CV	3,553,200	8,411,450

		19,759,122

Netherlands — 3.3%
Akzo Nobel NV	127,984	8,724,300
ASML Holding NV	233,901	23,538,544
Koninklijke Ahold NV	323,692	7,270,563
NXP Semiconductors NV*	241,730	19,597,051
Royal Dutch Shell PLC (Class A Stock)	359,313	8,707,488

		67,837,946

Singapore — 0.8%
Broadcom Ltd.	106,644	16,476,498

South Africa — 0.5%
Bidvest Group Ltd. (The)	300,194	7,575,718
Discovery Ltd.	384,965	3,164,705

		10,740,423

South Korea — 1.5%
Amorepacific Corp.	59,659	20,174,940
Samsung Electronics Co. Ltd.	10,357	11,885,766

		32,060,706

Spain — 3.5%
Amadeus IT Holding SA (Class A Stock)	729,604	31,200,798
Banco Bilbao Vizcaya Argentaria SA	704,994	4,655,272
Industria de Diseno Textil SA	1,086,185	36,408,579

		72,264,649

Sweden — 2.6%
Assa Abloy AB (Class B Stock)	973,789	19,171,471
Atlas Copco AB (Class A Stock)	309,499	7,767,605
Hexagon AB (Class B Stock)	548,760	21,327,765

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Nordea Bank AB	655,955	$6,291,858

		54,558,699

Switzerland — 6.3%
Actelion Ltd.*	98,121	14,643,558
Cie Financiere Richemont SA	71,885	4,748,038
Givaudan SA	6,210	12,170,363
Julius Baer Group Ltd.*	133,850	5,736,403
Novartis AG	131,940	9,546,114
Partners Group Holding AG	55,487	22,291,843
Roche Holding AG	54,745	13,442,103
SGS SA	6,636	14,012,409
Sonova Holding AG	49,680	6,340,401
TE Connectivity Ltd.	121,000	7,492,320
UBS Group AG	498,885	8,025,083
Wolseley PLC	219,564	12,394,145

		130,842,780

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,452,000	17,218,002

United Kingdom — 14.5%
Aldermore Group PLC*	1,743,117	5,246,335
Aldermore Group PLC, 144A*(g)	1,237,921	3,725,825
ARM Holdings PLC	283,807	4,132,585
Atlassian Corp. PLC (Class A Stock)*(a)	371,987	9,355,473
Barclays PLC	3,010,429	6,462,168
Bunzl PLC	447,494	12,980,313
Compass Group PLC	1,308,957	23,074,726
DCC PLC	86,980	7,670,998
Hargreaves Lansdown PLC	730,216	14,062,578
Howden Joinery Group PLC	1,130,210	7,757,452
IG Group Holdings PLC	659,945	7,570,049
ITV PLC	5,119,307	17,689,821
Lloyds Banking Group PLC	12,061,275	11,747,626
Marks & Spencer Group PLC	697,280	4,063,279
Micro Focus International PLC	169,546	3,817,500
OneSavings Bank PLC	1,989,745	9,510,630
OneSavings Bank PLC, 144A(g)	573,883	2,743,060
Prudential PLC	950,189	17,681,505
Reckitt Benckiser Group PLC	125,813	12,135,461
RELX PLC	1,341,408	24,884,477
SABMiller PLC	113,755	6,947,889
Spectris PLC	239,319	6,316,528
St. James’s Place PLC	2,932,157	38,552,861
TalkTalk Telecom Group PLC(a)	2,238,120	7,621,553
Travis Perkins PLC	273,303	7,159,384
Worldpay Group PLC*	3,681,420	14,503,862
WPP PLC	630,111	14,666,114

		302,080,052

United States — 2.6%
Allergan PLC*	89,229	23,916,049
AON PLC	109,700	11,458,165
Nielsen Holdings PLC(a)	210,300	11,074,398
Samsonite International SA	2,096,000	7,025,079

		53,473,691

TOTAL COMMON STOCKS (cost $1,847,283,527)		1,997,710,591

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Units
PARTICIPATORY NOTES† — 1.2%
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	2,153,418	$12,421,626
Maruti Suzuki India Ltd., Private Placement, expiring 07/29/16, 144A(g)	209,453	11,755,497

TOTAL PARTICIPATORY NOTES (cost $30,294,586)		24,177,123

	Shares
PREFERRED STOCK — 0.4%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $8,380,058)	82,130	9,034,949

TOTAL LONG-TERM INVESTMENTS (cost $1,885,958,171)		2,030,922,663

SHORT-TERM INVESTMENT — 9.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $207,068,726; includes $157,964,901 of cash collateral received for securities on loan)(b)(w)	207,068,726	207,068,726

Value
TOTAL INVESTMENTS — 107.3% (cost $2,093,026,897)	$2,237,991,389
Liabilities in excess of other assets — (7.3)%	(152,298,016)

NET ASSETS — 100.0%	$2,085,693,373

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 1.2% of net assets, of which the Portfolio attributed 0.6% to Goldman Sachs & Co. and 0.6% to Credit Suisse First Boston Corp. as counterparties to the securities.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,416,646; cash collateral of $157,964,901 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$12,363,997	$—	$—
Australia	—	24,058,729	—
Austria	—	8,142,841	—
Belgium	—	4,924,224	—
Canada	56,827,286	—	—
China	87,456,429	76,260,115	—
Denmark	—	31,500,534	—
Finland	—	19,831,358	—
France	—	202,833,163	—
Germany	12,400,764	130,675,547	—
Hong Kong	—	20,557,477	—
India	11,446,355	24,785,094	—
Indonesia	—	21,812,883	—
Ireland	20,107,641	22,565,262	—
Israel	38,217,406	9,591,458	—
Italy	—	76,646,723	—
Japan	—	296,346,882	—
Jordan	—	11,045,855	—
Mexico	17,297,550	2,461,572	—
Netherlands	19,597,051	48,240,895	—
Singapore	16,476,498	—	—
South Africa	—	10,740,423	—
South Korea	—	32,060,706	—
Spain	—	72,264,649	—
Sweden	—	54,558,699	—
Switzerland	7,492,320	123,350,460	—
Taiwan	—	17,218,002	—
United Kingdom	26,487,656	275,592,396	—
United States	53,473,691	—	—
Participatory Notes
India	—	24,177,123	—
Preferred Stock
Germany	—	9,034,949	—
Affiliated Mutual Fund	207,068,726	—	—

Total	$586,713,370	$1,651,278,019	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	9.9%
Pharmaceuticals	9.8
Internet Software & Services	6.1
Insurance	4.9
Auto Components	4.4
Machinery	4.1
Software	4.0
Semiconductors & Semiconductor Equipment	3.9
Media	3.9
Capital Markets	3.5
Textiles, Apparel & Luxury Goods	3.4
Banks	3.4
Automobiles	3.1
Electronic Equipment, Instruments & Components	3.0
IT Services	3.0
Food & Staples Retailing	2.6
Specialty Retail	2.5
Trading Companies & Distributors	2.2
Chemicals	2.0
Hotels, Restaurants & Leisure	2.0
Internet & Catalog Retail	1.8
Building Products	1.7
Professional Services	1.7

Household Products	1.6%
Personal Products	1.5
Wireless Telecommunication Services	1.4
Oil, Gas & Consumable Fuels	1.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.3
Real Estate Management & Development	1.2
Diversified Financial Services	1.2
Thrifts & Mortgage Finance	1.2
Leisure Products	1.0
Construction & Engineering	0.9
Diversified Telecommunication Services	0.8
Industrial Conglomerates	0.7
Biotechnology	0.7
Airlines	0.7
Technology Hardware, Storage & Peripherals	0.7
Beverages	0.6
Commercial Services & Supplies	0.5
Aerospace & Defense	0.4
Household Durables	0.4
Real Estate Investment Trusts (REITs)	0.4
Electrical Equipment	0.3
Multiline Retail	0.2

107.3
Liabilities in excess of other assets	(7.3)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.4%
Australia — 4.1%
AGL Energy Ltd.	328,500	$4,625,026
Ausdrill Ltd.*	793,540	293,914
Australia & New Zealand Banking Group Ltd.	352,900	6,326,229
Bendigo & Adelaide Bank Ltd.	547,900	3,718,342
BHP Billiton PLC	430,061	4,815,967
Bradken Ltd.*	556,400	257,680
Caltex Australia Ltd.	518,624	13,526,297
Challenger Ltd.	1,093,400	7,016,659
Downer EDI Ltd.	1,505,900	4,430,704
Harvey Norman Holdings Ltd.	951,900	3,424,342
Kingsgate Consolidated Ltd.*(a)	898,989	208,293
LendLease Group	707,400	7,509,811
Metcash Ltd.*(a)	2,725,199	3,627,399
Mineral Resources Ltd.	497,700	2,285,415
Mount Gibson Iron Ltd.*(a)	2,634,500	402,434
Myer Holdings Ltd.	1,907,200	1,717,524
National Australia Bank Ltd.	269,136	5,403,957
Primary Health Care Ltd.(a)	891,240	2,553,196
Qantas Airways Ltd.*	1,938,002	6,049,181
Seven Group Holdings Ltd.	354,500	1,481,644

		79,674,014

Austria — 0.8%
OMV AG	223,900	6,286,741
UNIQA Insurance Group AG	577,826	4,054,678
Voestalpine AG	144,800	4,829,577

		15,170,996

Belgium — 2.6%
AGFA-Gevaert NV*	708,900	3,153,686
Anheuser-Busch InBev NV	198,805	24,698,953
bpost SA	11,100	308,047
Delhaize Group	139,900	14,580,525
KBC Groep NV	134,575	6,930,322

		49,671,533

Brazil — 0.5%
BB Seguridade Participacoes SA	1,206,900	9,935,405

Canada — 0.8%
MacDonald, Dettwiler & Associates Ltd.	102,917	6,537,557
National Bank of Canada(a)	298,200	9,755,933

		16,293,490

China
Shougang Fushan Resources Group Ltd.	5,940,000	751,588

Denmark — 1.2%
Carlsberg A/S (Class B Stock)	97,477	9,268,640
Danske Bank A/S	261,200	7,371,185
DFDS A/S	12,100	439,858
TDC A/S	1,048,400	5,124,107

		22,203,790

Finland — 1.3%
Sampo OYJ (Class A Stock)	316,137	14,973,691
Tieto OYJ	122,700	3,196,992
UPM-Kymmene OYJ	401,400	7,257,165

		25,427,848

	Shares	Value
COMMON STOCKS (Continued)
France — 8.8%
Arkema SA	38,800	$2,906,808
AXA SA	265,900	6,235,026
BNP Paribas SA	105,500	5,300,394
Cap Gemini SA	174,036	16,325,380
Cie Generale des Etablissements Michelin	76,400	7,805,698
CNP Assurances	312,500	4,866,452
Credit Agricole SA	466,400	5,043,603
Electricite de France SA(a)	674,800	7,554,874
Engie SA	186,300	2,886,466
Iliad SA	30,600	7,861,934
Orange SA	392,800	6,859,448
Renault SA	73,200	7,274,452
Sanofi	246,300	19,801,532
SCOR SE	178,700	6,300,251
Societe Generale SA	136,000	5,025,483
Thales SA	42,070	3,676,285
Total SA	409,890	18,650,586
Valeo SA	130,469	20,287,783
Vinci SA	207,450	15,397,819

		170,060,274

Germany — 7.3%
Allianz SE	61,200	9,939,213
Aurubis AG	46,100	2,290,736
BASF SE	125,600	9,444,581
Bayer AG	272,273	31,905,104
Bayerische Motoren Werke AG	81,100	7,445,465
Daimler AG	195,900	14,992,772
Deutsche Bank AG	318,300	5,403,850
Deutsche Lufthansa AG*	362,100	5,844,096
E.ON SE	337,900	3,230,995
Metro AG	185,000	5,722,693
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	9,599,285
Rheinmetall AG	103,400	8,244,944
Siemens AG	61,300	6,483,147
Stada Arzneimittel AG	135,900	5,381,181
Volkswagen AG	61,900	8,992,508
Wincor Nixdorf AG*	87,500	4,853,865

		139,774,435

Hong Kong — 1.9%
Cheung Kong Property Holdings Ltd.	288,000	1,855,952
China Resources Cement Holdings Ltd.	13,373,400	4,093,572
Dah Sing Financial Holdings Ltd.	484,312	2,980,313
Huabao International Holdings Ltd.*	6,305,000	2,380,623
Kingboard Chemical Holdings Ltd.(g)	1,618,800	2,792,316
Lee & Man Paper Manufacturing Ltd.	5,815,500	3,978,234
PCCW Ltd.	1,928,400	1,249,049
Skyworth Digital Holdings Ltd.	7,664,000	4,751,125
Tongda Group Holdings Ltd.(g)	19,670,000	3,936,320
Yue Yuen Industrial Holdings Ltd.(g)	2,331,500	8,015,763

		36,033,267

Ireland — 2.5%
C&C Group PLC	1,057,000	4,768,920
James Hardie Industries PLC, CDI	619,517	8,481,328
Ryanair Holdings PLC, ADR	87,487	7,508,134
Shire PLC	355,404	20,270,320
Smurfit Kappa Group PLC	266,000	6,842,468

		47,871,170

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Israel — 1.8%
Bank Hapoalim BM	837,200	$4,345,761
Elbit Systems Ltd., (NASDAQ GS)	400	37,516
Elbit Systems Ltd., (TASE)	48,500	4,559,716
Teva Pharmaceutical Industries Ltd.	169,300	9,105,612
Teva Pharmaceutical Industries Ltd., ADR	318,312	17,032,875

		35,081,480

Italy — 1.7%
Astaldi SpA(a)	214,334	990,639
Atlantia SpA	296,699	8,220,705
Azimut Holding SpA	351,832	8,091,145
Danieli & C Officine Meccaniche SpA(g)	128,200	2,693,763
Enel SpA	2,315,500	10,265,147
Mediobanca SpA	310,000	2,229,392

		32,490,791

Japan — 20.9%
ABC-Mart, Inc.	137,300	8,787,177
Anritsu Corp.	449,600	2,470,452
Aoyama Trading Co. Ltd.	63,700	2,444,633
Aozora Bank Ltd.(a)	983,000	3,431,122
Asahi Kasei Corp.	445,000	3,005,400
Bank of Yokohama Ltd. (The)^	915,000	4,185,223
Calsonic Kansei Corp.	809,000	6,011,162
Central Glass Co. Ltd.	402,000	2,181,089
Daihatsu Motor Co. Ltd.	259,900	3,660,276
Daiwa House Industry Co. Ltd.	897,500	25,227,219
Don Quijote Holdings Co. Ltd.	471,300	16,368,675
Enplas Corp.(g)	99,900	3,698,466
Fuji Electric Co. Ltd.	617,400	2,134,707
Fuji Oil Holdings, Inc.	274,600	4,942,860
Fujikura Ltd.	1,150,000	5,405,608
Fuyo General Lease Co. Ltd.	82,800	3,533,464
Heiwa Corp.	295,600	6,127,681
Hogy Medical Co. Ltd.	28,200	1,513,321
Isuzu Motors Ltd.	1,020,600	10,527,465
Japan Airlines Co. Ltd.(a)	205,800	7,544,622
Japan Tobacco, Inc.	306,500	12,757,344
JX Holdings, Inc.	24,900	95,874
Kaneka Corp.	404,400	3,462,809
KDDI Corp.	853,100	22,761,373
Keihin Corp.	279,200	4,173,393
Keiyo Bank Ltd. (The)(g)	811,000	2,928,732
KYORIN Holdings, Inc.	172,200	3,278,967
Kyowa Exeo Corp.	455,100	5,050,844
Makita Corp.	127,400	7,896,872
Marubeni Corp.	1,007,200	5,095,833
Miraca Holdings, Inc.	3,100	127,262
Mitsubishi Corp.	313,900	5,311,651
Mitsubishi Gas Chemical Co., Inc.	975,000	5,236,282
Mitsubishi UFJ Financial Group, Inc.	1,645,700	7,625,525
Mitsui & Co. Ltd.(a)	25,600	294,361
Mizuho Financial Group, Inc.	4,359,500	6,496,888
Morinaga Milk Industry Co. Ltd.	532,000	2,847,706
Nichi-iko Pharmaceutical Co. Ltd.	119,500	2,753,065
Nippon Telegraph & Telephone Corp.	288,100	12,445,202
Nishi-Nippon City Bank Ltd. (The)	1,487,000	2,626,177
Nissan Motor Co. Ltd.	1,242,100	11,483,520
Nisshinbo Holdings, Inc.	178,400	1,891,862
NTT DoCoMo, Inc.	222,700	5,062,287
Paramount Bed Holdings Co. Ltd.	4,800	175,353

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Resona Holdings, Inc.	1,895,200	$6,757,399
Ricoh Co. Ltd.(a)	632,600	6,438,689
Sankyu, Inc.	857,000	3,910,304
Sawai Pharmaceutical Co. Ltd.	30,800	1,927,385
Seino Holdings Co. Ltd.	376,000	4,045,071
Seven & i Holdings Co. Ltd.	324,000	13,804,889
Shimachu Co. Ltd.	219,300	5,231,720
Shinko Electric Industries Co. Ltd.	290,200	1,631,332
Ship Healthcare Holdings, Inc.	168,200	4,234,739
Shizuoka Gas Co. Ltd.(g)	383,800	2,569,370
SKY Perfect JSAT Holdings, Inc.	1,083,400	6,302,998
SoftBank Group Corp.	222,600	10,646,969
Sony Corp.	461,300	11,860,551
Sumitomo Corp.	536,500	5,323,665
Sumitomo Metal Mining Co. Ltd.	261,200	2,584,298
Sumitomo Mitsui Financial Group, Inc.	687,700	20,876,975
Toagosei Co. Ltd.(g)	665,500	5,537,757
Toho Holdings Co. Ltd.	183,700	3,926,186
Tokai Rika Co. Ltd.	15,800	296,959
Toppan Forms Co. Ltd.	66,800	743,223
Towa Pharmaceutical Co. Ltd.	50,900	2,085,261
Toyoda Gosei Co. Ltd.	230,700	4,449,155
Tsubakimoto Chain Co.	372,000	2,302,129
Tsumura & Co.(a)	125,700	3,015,178
Ube Industries Ltd.	1,510,700	2,670,555
United Arrows Ltd.	170,800	7,061,185
Yokohama Rubber Co. Ltd. (The)	347,850	5,718,229

		401,031,975

Liechtenstein
VP Bank AG	1,934	183,635

Luxembourg — 0.3%
RTL Group SA	68,873	5,827,145

Netherlands — 4.3%
Aegon NV	740,800	4,071,289
ING Groep NV, CVA	401,600	4,805,886
Koninklijke Ahold NV	443,800	9,968,352
Koninklijke KPN NV	2,111,291	8,841,180
Royal Dutch Shell PLC (Class A Stock)	663,684	16,025,245
Royal Dutch Shell PLC (Class B Stock)	719,100	17,499,080
TKH Group NV	68,100	2,911,104
Wolters Kluwer NV	450,696	17,963,671

		82,085,807

New Zealand — 0.6%
Air New Zealand Ltd.(g)	3,321,700	6,567,273
Fletcher Building Ltd.	554,200	3,021,001
SKY Network Television Ltd.	827,900	2,844,264

		12,432,538

Norway — 1.5%
DNB ASA	371,700	4,389,143
Fred Olsen Energy ASA*	116,565	393,014
Marine Harvest ASA*	241,900	3,724,249
Statoil ASA	211,500	3,303,283
Telenor ASA	682,709	11,038,769
Yara International ASA	146,000	5,480,808

		28,329,266

Philippines — 0.3%
Alliance Global Group, Inc.	18,144,100	6,505,149

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Portugal — 0.2%
EDP - Energias de Portugal SA	928,000	$3,294,817

Singapore — 0.6%
DBS Group Holdings Ltd.	568,500	6,476,337
Hong Leong Asia Ltd.(g)	1,721,000	950,386
Wilmar International Ltd.	1,681,900	4,194,077

		11,620,800

South Africa — 0.3%
Mondi PLC	289,000	5,526,602

Spain — 1.9%
Banco Santander SA	569,400	2,500,743
Distribuidora Internacional de Alimentacion SA*	544,100	2,819,278
Ebro Foods SA(a)	72,190	1,573,390
Gas Natural SDG SA	326,300	6,587,590
Iberdrola SA	1,196,800	7,967,065
Red Electrica Corp. SA	95,410	8,264,984
Repsol SA	481,300	5,411,722
Tecnicas Reunidas SA(a)	51,200	1,436,271

		36,561,043

Sweden — 3.1%
Assa Abloy AB (Class B Stock)	791,961	15,591,732
Boliden AB	219,800	3,506,184
Nordea Bank AB	619,500	5,942,185
Securitas AB (Class B Stock)	239,100	3,953,877
Swedbank AB (Class A Stock)	665,952	14,302,326
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,007,200	10,084,798
TeliaSonera AB	1,086,600	5,630,303

		59,011,405

Switzerland — 7.2%
Aryzta AG*	30,191	1,247,653
Baloise Holding AG	75,000	9,519,924
Bucher Industries AG	16,700	4,054,631
Cembra Money Bank AG*	55,700	3,887,798
Credit Suisse Group AG*	1,082,160	15,282,215
Georg Fischer AG	7,642	6,171,375
Helvetia Holding AG	12,000	6,857,113
Novartis AG	392,513	28,399,075
OC Oerlikon Corp. AG*	232,386	2,396,721
Pargesa Holding SA	6,402	408,023
Swiss Life Holding AG*	40,400	10,720,861
Swiss Re AG	148,000	13,666,270
UBS Group AG	436,700	7,024,772
Wolseley PLC	278,918	15,744,612
Zurich Insurance Group AG*	57,900	13,427,671

		138,808,714

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	594,937	15,587,349

Thailand — 0.3%
Krung Thai Bank PCL	9,346,600	4,968,204

Turkey — 0.5%
Turkcell Iletisim Hizmetleri A/S	2,434,191	10,228,091

United Kingdom — 17.1%
3i Group PLC	751,500	4,913,853
Amec Foster Wheeler PLC	233,800	1,508,549

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
AstraZeneca PLC	159,500	$8,905,147
Aviva PLC	740,400	4,834,385
BAE Systems PLC	1,969,400	14,365,317
Barclays PLC	1,614,300	3,465,245
Barratt Developments PLC	489,800	3,932,105
Beazley PLC	557,700	2,873,719
Bellway PLC	233,370	8,778,466
Berkeley Group Holdings PLC	120,700	5,565,325
Bovis Homes Group PLC	248,000	3,311,071
BP PLC	2,380,200	11,908,969
British American Tobacco PLC	376,683	22,026,825
BT Group PLC	569,400	3,595,269
Carillion PLC(a)	942,300	3,977,862
Centrica PLC	2,374,200	7,756,162
CYBG PLC*	67,284	203,211
Dairy Crest Group PLC	42,823	379,775
Darty PLC	1,088,754	2,048,470
Debenhams PLC	3,256,300	3,513,442
Direct Line Insurance Group PLC	1,190,765	6,316,038
easyJet PLC	178,200	3,878,481
GlaxoSmithKline PLC	426,800	8,639,794
Go-Ahead Group PLC(g)	148,200	5,609,057
Home Retail Group PLC	42,800	101,847
Howden Joinery Group PLC	769,500	5,281,637
HSBC Holdings PLC	1,580,800	9,830,907
Imperial Brands PLC	116,000	6,422,582
Informa PLC	1,052,011	10,469,187
Intermediate Capital Group PLC	529,400	4,698,618
International Consolidated Airlines Group SA	195,969	1,554,024
J Sainsbury PLC(a)	4,981,612	19,740,523
Lloyds Banking Group PLC	22,568,752	21,981,859
Man Strategic Holdings PLC	2,029,100	4,434,947
Marston’s PLC	1,392,600	3,036,042
Meggitt PLC	581,392	3,389,274
Old Mutual PLC	1,644,600	4,542,583
Petrofac Ltd.	165,214	2,180,382
Premier Foods PLC*	200,276	163,700
Provident Financial PLC	215,779	9,170,801
Prudential PLC	986,402	18,355,371
RELX PLC	792,676	14,704,942
Rexam PLC	1,443,405	13,120,629
Rio Tinto Ltd.	87,700	2,855,623
Royal Mail PLC	77,400	533,717
Smiths Group PLC	206,990	3,191,815
Tate & Lyle PLC	106,200	880,188
Tullett Prebon PLC	486,800	2,459,741
Unilever PLC	244,061	11,005,346
Vesuvius PLC(g)	517,100	2,463,477
WM Morrison Supermarkets PLC	3,202,000	9,118,862

		327,995,161

United States — 1.2%
AON PLC	137,565	14,368,664
Boart Longyear Ltd.*(g)	2,407,100	164,219
Signet Jewelers Ltd.*	69,099	8,551,564

		23,084,447

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,972,880,910)		$1,853,522,229

SHORT-TERM INVESTMENT — 5.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $97,324,401; includes $52,215,244 of cash collateral for securities on loan) (b)(w)	97,324,401	97,324,401

TOTAL INVESTMENTS — 101.5% (cost $2,070,205,311)		$1,950,846,630
Liabilities in excess of other assets — (1.5)%		(28,570,753)

NET ASSETS — 100.0%		$1,922,275,877

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,185,223 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,935,146; cash collateral of $52,215,244 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$79,674,014	$—
Austria	—	15,170,996	—
Belgium	—	49,671,533	—
Brazil	9,935,405	—	—
Canada	16,293,490	—	—
China	—	751,588	—
Denmark	—	22,203,790	—
Finland	—	25,427,848	—
France	—	170,060,274	—
Germany	4,853,865	134,920,570	—
Hong Kong	—	36,033,267	—
Ireland	7,508,134	40,363,036	—
Israel	17,070,391	18,011,089	—
Italy	—	32,490,791	—
Japan	—	396,846,752	4,185,223
Liechtenstein	183,635	—	—
Luxembourg	—	5,827,145	—
Netherlands	—	82,085,807	—
New Zealand	—	12,432,538	—
Norway	—	28,329,266	—
Philippines	—	6,505,149	—
Portugal	—	3,294,817	—
Singapore	—	11,620,800	—
South Africa	—	5,526,602	—
Spain	—	36,561,043	—
Sweden	—	59,011,405	—
Switzerland	—	138,808,714	—
Taiwan	15,587,349	—	—
Thailand	4,968,204	—	—
Turkey	—	10,228,091	—
United Kingdom	4,715,158	323,280,003	—
United States	23,084,447	—	—
Affiliated Mutual Fund	97,324,401	—	—

Total	$201,524,479	$1,745,136,928	$4,185,223

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Banks	10.2%
Insurance	9.1
Pharmaceuticals	8.5
Affiliated Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	5.1
Oil, Gas & Consumable Fuels	4.8
Food & Staples Retailing	4.1
Automobiles	3.4
Diversified Telecommunication Services	3.3
Media	3.0
Capital Markets	2.9
Auto Components	2.5
Wireless Telecommunication Services	2.5
Tobacco	2.1
Chemicals	2.1
Specialty Retail	2.1
Airlines	2.0
Beverages	2.0
Household Durables	2.0
Electric Utilities	1.9
Real Estate Management & Development	1.8
Trading Companies & Distributors	1.7
Aerospace & Defense	1.7
Machinery	1.5
Industrial Conglomerates	1.4
Construction & Engineering	1.3
Multiline Retail	1.3

Metals & Mining	1.2%
Containers & Packaging	1.0
Food Products	1.0
IT Services	1.0
Multi Utilities	1.0
Building Products	0.9
Semiconductors & Semiconductor Equipment	0.9
Paper & Forest Products	0.9
Construction Materials	0.8
Road & Rail	0.7
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Commercial Services & Supplies	0.6
Technology Hardware, Storage & Peripherals	0.6
Personal Products	0.6
Diversified Financial Services	0.6
Health Care Providers & Services	0.6
Electrical Equipment	0.5
Communications Equipment	0.5
Gas Utilities	0.5
Transportation Infrastructure	0.4
Textiles, Apparel & Luxury Goods	0.4
Leisure Products	0.3
Energy Equipment & Services	0.3
Health Care Technology	0.2
Hotels, Restaurants & Leisure	0.2
Health Care Equipment & Supplies	0.1

101.5
Liabilities in excess of other assets	(1.5)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.2%

ASSET-BACKED SECURITIES — 5.2%

Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.879%	(c)	04/25/19	346	$342,628

Collateralized Loan Obligations — 1.9%
A Voce CLO Ltd (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.082%	(c)	07/15/26	15,680	15,285,598
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804%	(c)	04/20/25	6,750	6,656,053
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029%	(c)	01/15/28	9,000	8,916,671
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162%	(c)	10/15/26	1,000	993,265
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223%	(c)	01/20/28	7,750	7,617,611
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071%	(c)	05/05/27	1,000	983,461
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A^	2.340%	(c)	04/20/28	4,750	4,726,250
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092%	(c)	04/15/26	8,715	8,652,041
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	2.098%	(c)	11/22/23	1,014	1,012,670
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124%	(c)	07/20/27	600	590,458
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.029%	(c)	07/25/26	22,250	21,949,936
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.120%	(c)	05/07/26	9,250	9,138,089
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.068%	(c)	05/15/26	9,250	9,021,632
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268%	(c)	08/17/22	250	245,508
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324%	(c)	10/20/23	1,000	998,413
THL Credit Wind River CLO Ltd (Cayman Islands), Series 2014-3A, Class A, 144A	2.241%	(c)	01/22/27	1,000	993,811
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	2.124%	(c)	04/20/27	10,000	9,936,748
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.420%	(c)	01/18/26	5,000	4,858,112
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.124%	(c)	10/14/26	10,000	9,914,921
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A(a)	2.100%	(c)	04/18/27	14,000	13,932,110
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.620%	(c)	11/07/25	7,750	7,177,211

					143,600,569

Non-Residential Mortgage-Backed Securities — 2.6%
Alternative Loan Trust, Series 2005-26CB, Class A7	0.733%	(c)	07/25/35	16,709	12,320,608
Alternative Loan Trust, Series 2005-38, Class A3	0.783%	(c)	09/25/35	5,779	4,741,126
Alternative Loan Trust, Series 2005-69, Class A1	1.351%	(c)	12/25/35	3,453	2,954,332
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.188%	(c)	06/10/19	19,550	19,561,652

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	$1,144,628
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,975,756
CarMax Auto Owner Trust, Series 2016-1, Class A2B	0.966%	(c)	04/15/19	10,000	9,988,264
Chase Issuance Trust, Series 2007-C1, Class C1	0.896%	(c)	04/15/19	9,500	9,460,667
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	4,761	4,761,640
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	2.585%	(c)	09/25/28	11,350	11,362,527
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	4,175	4,212,734
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2(x)	2.283%	(c)	10/25/27	2,240	2,215,482
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.733%	(c)	10/25/27	5,587	5,300,349
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(x)	1.783%	(c)	04/25/28	3,593	3,599,018
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(x)	1.883%	(c)	07/25/28	17,041	17,027,983
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M2(x)	3.191%	(c)	09/25/28	3,700	3,710,445
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A	0.622%	(c)	01/19/38	3,998	3,206,990
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.433%	(c)	10/25/37	13,892	11,740,238
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	5,100	5,094,891
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	16,900	16,900,526
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	0.986%	(c)	07/16/18	7,000	7,002,323
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1	5.131%	(c)	09/25/35	25,966	22,679,108
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB3	0.883%	(c)	06/25/35	29,863	22,034,116

					205,995,403

Residential Mortgage-Backed Securities — 0.7%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2	1.030%	(c)	07/25/34	12,866	11,408,799
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.073%	(c)	05/25/34	1,624	1,515,505
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.393%	(c)	09/25/34	1,664	1,657,871
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.633%	(c)	10/25/33	2,795	2,737,423
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.153%	(c)	09/25/34	1,005	993,465
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.591%	(c)	08/26/36	4,448	4,101,537
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	1.213%	(c)	11/25/34	2,082	2,012,336

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.333%	(c)	12/25/34	2,424	$2,218,673
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A^	2.439%	(c)	10/30/47	5,086	5,016,223
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^	2.439%	(c)	12/01/21	2,449	2,412,596
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^(g)	2.439%	(c)	05/01/20	4,299	4,202,441
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A^	2.439%	(c)	11/01/20	3,606	3,515,379
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.133%	(c)	09/25/34	759	673,763
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.153%	(c)	12/25/34	2,360	2,125,427
Morgan Stanley ABS Capital I, Inc., Series 2002-HE3, Class A2	1.513%	(c)	03/25/33	141	137,212
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.333%	(c)	05/25/34	4,702	4,432,063
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.333%	(c)	05/25/34	1,340	1,217,402
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1	1.558%	(c)	09/25/32	3,154	2,919,740
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	1.013%	(c)	06/25/33	977	881,718

					54,179,573

TOTAL ASSET-BACKED SECURITIES (cost $401,565,666)					404,118,173

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.968%	(c)	05/10/45	6,642	6,638,554
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	478	478,398
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A1A	5.617%	(c)	07/10/46	12,172	12,232,429
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	4,403	4,418,040
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.618%	(c)	04/10/49	10,200	10,433,797
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	8,029	8,323,507
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM	5.568%	(c)	10/12/41	14,610	14,781,520
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	21,916	22,432,976
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,011,630
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,430,491
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,891,426
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,069,145
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.616%		02/10/49	30,000	31,625,718

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	12,117	$12,240,837
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	16,700	17,201,284
COMM Mortgage Trust, Series 2006-C7, Class AM	5.869%	(c)	06/10/46	10,000	10,020,600
COMM Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	26,670	27,064,052
COMM Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	763	768,619
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	51	51,146
COMM Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,056	1,050,228
COMM Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,204,966
COMM Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	8,164,835
COMM Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	13,620	14,449,493
COMM Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	19,250	19,945,012
COMM Mortgage Trust, Series 2015-CR24, Class A5	3.696%		08/10/55	10,000	10,687,891
COMM Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	10,000	10,625,637
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,818,599
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	5,000	5,340,251
COMM Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/53	5,000	5,371,993
COMM Mortgage Trust, Series 2015-PC1, Class A5, Class A5	3.902%		07/10/50	15,000	16,227,134
COMM Mortgage Trust, Series 2016-CR28, Class A4	3.762%		02/10/49	25,000	26,792,768
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	3,950	3,983,579
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX	5.475%		03/10/39	1,845	1,874,648
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	12,110	12,300,788
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A	5.361%		02/15/40	14,053	14,284,684
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,969
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	10,400	10,921,383
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	10,000	10,540,664
DBUBS Mortgage Trust, Series 2011-LC3, Class A2	3.642%		08/10/44	2,511	2,513,675
Federal National Mortgage Assoc., Series 2015-M17, Class A2	2.940%	(c)	11/25/25	9,800	10,232,404
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	8,000	8,341,764
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,276,795

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	13,185	$14,460,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	4,119,092
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	15,410	16,021,718
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class A2	3.205%		03/25/25	15,639	16,734,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K052	3.150%		11/25/25	25,700	27,302,362
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	5,071,898
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	8,400	8,909,815
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	54,697	56,029,511
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM	5.591%		11/10/39	4,860	4,925,310
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	5,507	5,527,193
GS Mortgage Securities Trust, Series 2013-GC16, Class A2	3.033%		11/10/46	12,957	13,330,724
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	20,000	21,645,300
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,921	10,053,880
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,156,999
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	16,998	17,470,841
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%		01/15/47	3,428	3,411,141
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,827,977
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,200,145
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,373,088
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	5,918	6,085,325
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,615,204
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	23,185	24,906,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.935%	(c)	04/15/45	7,500	7,510,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	11,000	11,093,020
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.699%	(c)	02/12/49	11,736	12,067,757
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	34,560	36,070,030
LB Commercial Mortgage Trust, Series 2007-C3, Class AMB	5.189%		07/15/44	20,000	20,505,514
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM	5.876%	(c)	06/15/38	6,765	6,790,673
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	19,572	19,983,967

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%	(c)	02/15/40	19,330	$19,633,687
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	17,500	18,092,881
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761%	(c)	05/12/39	5,300	5,294,663
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	7,420	7,546,115
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,275	4,355,339
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	1,938,668
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	15,000	15,547,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,157,927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4	3.526%		12/15/47	18,000	18,986,814
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	6,000	6,306,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	12,500	13,358,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	5,000	5,299,706
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A3	3.510%		05/15/48	5,000	5,260,173
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	934,261
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	3,890	3,857,843
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	19,243	19,305,449
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	6,902	6,964,343
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	965	972,899
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	15,380	15,575,294
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	6,929	7,035,670
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	22,537	22,811,160
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	1,058	1,064,142
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703%	(c)	06/15/49	3,481	3,599,207
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	5.946%	(c)	02/15/51	8,947	9,327,264
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844%		10/15/45	10,000	10,029,379
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	25,447	26,207,143
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	10,040,536
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	7,305,705

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	$7,351,385

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,089,526,759)					1,092,470,238

CORPORATE BONDS — 50.4%

Agriculture — 1.5%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24	10,600	11,667,558
Altria Group, Inc., Gtd. Notes(a)	4.750%		05/05/21	7,000	7,939,148
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	3,165	3,366,383
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%		02/25/21	25,200	25,327,562
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%		08/22/22	2,525	2,600,283
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	4,500	4,995,711
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	2,000	2,173,408
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	51,800	56,992,536
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	865	1,033,556

					116,096,145

Airlines
Continental Airlines, Inc., Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,462	1,615,739
Continental Airlines, Inc., Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	191	201,603
Delta Air Lines, Inc., Pass-Through Certificates, Series 2010-1, Class A	6.200%		07/02/18	422	451,184

					2,268,526

Auto Manufacturers — 2.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,018,720
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	7,295	7,438,493
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.134%		08/04/25	60,530	62,987,215
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	2,500	2,660,162
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	7,150	8,490,932
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	2,205	2,257,120
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	1,000	975,194
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	3,724,817
General Motors Financial Co., Inc., Gtd. Notes(a)	3.450%		04/10/22	1,020	1,001,507
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25	5,000	4,856,060
General Motors Financial Co., Inc., Gtd. Notes(a)	4.250%		05/15/23	10,000	10,056,160
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	61,246	60,621,230

					168,087,610

Auto Parts & Equipment
Lear Corp., Gtd. Notes(a)	5.250%		01/15/25	3,767	3,903,554

Banks — 11.3%
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	18,000	17,730,000
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,160	2,224,800
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,492,427
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	3.875%		08/01/25	24,710	25,610,482
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	31,920	33,812,409

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.625%		07/01/20	5,500	$6,180,422
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,073,471
Bank of America Corp., Sub. Notes, MTN(a)	3.950%		04/21/25	24,175	24,053,061
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,400,892
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(a)	2.500%		04/15/21	32,530	33,172,402
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	865	859,127
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	38,643	37,921,149
BB&T Corp., Sr. Unsec’d. Notes, MTN(a)	2.625%		06/29/20	4,895	5,000,135
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.200%		02/05/25	35,000	34,649,160
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,280,773
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	7,250	7,340,676
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	884,791
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	15,000	14,355,000
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.300%		04/27/25	20,500	20,551,496
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	22,960	23,561,965
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23	1,250	1,249,724
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	11,400	11,624,717
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	15,545	15,642,063
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.750%		03/26/25	14,000	13,374,256
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	3,200	3,344,877
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	9,600	9,648,096
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,893,268
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	758,138
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.375%	(c)	12/29/49	18,000	17,413,200
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	14,300	14,433,405
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	28,925	29,594,469
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	32,750	34,338,997
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	2,750	2,841,476
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	4.250%		10/21/25	22,000	22,369,314
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	4,961,199
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/29/49	18,000	18,045,000
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900%	(c)	04/29/49	1,000	1,000,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%		05/13/24	6,250	6,516,906
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.900%		07/15/25	66,945	70,971,340
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	23,865	24,822,702
Lloyds Bank PLC (United Kingdom), Gtd. Notes(a)	3.500%		05/14/25	10,000	10,343,500
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,127,936
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	18,000	17,010,000
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	3,200	3,334,288
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	4,000	4,195,572
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	67,025	70,083,686
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	20,300	20,890,344
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	1,210	1,310,968
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%		10/30/24	2,000	2,089,610
PNC Bank NA, Sub. Notes	3.800%		07/25/23	1,295	1,364,772

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
PNC Bank NA, Sub. Notes	4.200%		11/01/25	3,250	$3,603,093
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	3,835	3,874,098
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	165	165,243
State Street Corp., Sr. Unsec’d. Notes	3.550%		08/18/25	7,400	7,873,704
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,114,409
Svenska Handelsbanken AB (Sweden), Gtd. Notes, GMTN	2.400%		10/01/20	8,500	8,576,288
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A(a)	4.125%		09/24/25	24,755	24,790,301
Wells Fargo & Co., Jr. Sub. Notes(a)	5.875%	(c)	12/29/49	18,000	19,220,400
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	7,150	7,208,044
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.550%		09/29/25	33,475	35,094,119
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.300%		07/22/27	19,840	21,051,113

					879,319,273

Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	2.625%		01/17/23	4,780	4,799,321
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	3.300%		02/01/23	15,580	16,197,326
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	65,000	68,354,845
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%		01/15/20	4,720	5,322,324

					94,673,816

Biotechnology — 2.8%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.125%		05/01/25	46,447	47,054,945
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,500	6,838,182
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.875%		11/15/21	6,470	7,012,561
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	15,625	16,526,500
Biogen, Inc., Sr. Unsec’d. Notes(a)	4.050%		09/15/25	3,740	3,996,867
Celgene Corp., Sr. Unsec’d. Notes(a)	3.550%		08/15/22	33,665	35,296,978
Celgene Corp., Sr. Unsec’d. Notes(a)	3.875%		08/15/25	35,500	37,308,228
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.650%		03/01/26	55,900	59,401,241
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	5,500	5,901,148

					219,336,650

Building Materials — 0.1%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%		07/15/18	1,000	1,125,990
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes(a)	4.000%		06/15/25	2,700	2,747,307
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	640	645,057
USG Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	5,000	5,200,000

					9,718,354

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	785	770,349
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.375%		03/15/25	11,672	11,233,716
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%		06/01/23	6,000	5,952,684
Ashland, Inc., Gtd. Notes(a)	4.750%		08/15/22	3,025	3,070,375
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	4,000	4,553,348
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	2,000	2,045,368
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.500%		10/01/24	22,185	22,821,865

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	$1,964,666
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	2,750	2,777,995
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,083,938
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	29,521	30,971,691
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%	04/15/24	5,000	5,784,385
Monsanto Co., Sr. Unsec’d. Notes	2.850%	04/15/25	855	829,521
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,443,684
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	12,857	13,628,420
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	4,000	4,160,000
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.625%	10/01/24	5,000	5,212,500

				121,304,505

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	263,994
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,440,379; purchased 11/02/15)(a)(f)(g)	3.800%	11/01/25	2,445	2,536,758
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	8.600%	08/15/16	3,000	3,059,418

				5,860,170

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	02/23/23	43,280	44,862,274
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	18,100	18,962,700
Apple, Inc., Sr. Unsec’d. Notes(a)	3.250%	02/23/26	29,360	30,653,778
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,332,770
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	14,735	14,831,205
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	2.850%	10/05/18	2,765	2,811,430
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	3,075	3,255,447

				120,709,604

Diversified Financial Services — 2.0%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	4,800	4,836,806
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	10,000	9,733,380
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,708,353
GE Capital International Funding Co., Gtd. Notes, 144A(a)	3.373%	11/15/25	48,432	51,681,545
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	275,688
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,288,331
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	3,820	3,867,750
Private Export Funding Corp., Gtd. Notes	2.250%	12/15/17	1,500	1,531,378
Private Export Funding Corp., Gtd. Notes	2.250%	03/15/20	9,638	9,956,276
Private Export Funding Corp., Gtd. Notes	2.800%	05/15/22	4,008	4,221,751
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	22,250	22,886,038
Visa, Inc., Sr. Unsec’d. Notes(a)	3.150%	12/14/25	39,425	41,154,772

				156,142,068

Electric — 2.0%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	3,366	3,567,960

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	$5,343,920
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,447,094
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	5,000	5,196,900
Duke Energy Progress LLC, First Mortgage Bonds(a)	3.250%	08/15/25	15,165	15,909,359
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	916,377
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	781,839
Florida Power & Light Co., First Mortgage Bonds	3.125%	12/01/25	24,148	25,378,461
Indiana Michigan Power Co., Sr. Unsec’d Notes	7.000%	03/15/19	2,000	2,267,640
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,258,027
Louisville Gas & Electric Co., First Mortgage Bonds	3.300%	10/01/25	3,065	3,220,953
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,553,770
NRG Energy, Inc., Gtd. Notes(a)	7.875%	05/15/21	2,000	1,992,500
NRG Energy, Inc., Gtd. Notes(a)	8.250%	09/01/20	6,000	6,045,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,701,656
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	24,380	25,777,803
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	2,270	2,393,431
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,259,115
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,572,466
Virginia Electric & Power Co, Sr. Unsec’d. Notes(a)	3.150%	01/15/26	9,255	9,572,437
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	2,505	2,600,586
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	7,500	7,713,480

				152,470,774

Entertainment — 0.1%
AMC Entertainment, Inc., Gtd. Notes(a)	5.875%	02/15/22	2,475	2,543,062
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	2,290	2,381,600

				4,924,662

Food — 0.6%
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,947,500; purchased 01/11/16)(f)(g)	7.250%	06/01/21	3,000	2,988,000
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	655	673,633
JM Smucker Co. (The), Gtd. Notes(a)	3.500%	03/15/25	5,481	5,713,542
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	3.950%	07/15/25	30,980	32,963,928
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,190	1,268,609

				43,607,712

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	3.800%	01/15/26	2,500	2,549,240
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,456,139

				7,005,379

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,239,493
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,450,625

				6,690,118

Healthcare Services — 0.2%
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	17,315	17,505,448

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products — 1.5%
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	4,215	$4,483,411
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	17,935	19,022,094
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	48,340	51,595,264
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	32,058	33,394,402
Zimmer Biomet Holdings, Inc., Sr. Unsec’d Notes	3.550%	04/01/25	7,500	7,577,970

				116,073,141

Healthcare-Services — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,588,266
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.500%	08/15/24	14,975	15,155,883
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	4,986,190
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	5,000	5,054,700
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	17,375	17,809,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	386,617
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	45,030	45,649,298
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	124,780
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	30,145	30,322,433
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.625%	05/15/26	33,350	33,309,913
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	6,000	6,390,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	3,300	3,426,968
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	21,430	21,922,633
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	2,805	2,983,984
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	14,768	15,912,269
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,234,723

				214,258,032

Housewares — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes(a)	3.850%	04/01/23	13,855	14,369,173

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	17,294,361
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,210,040
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,016,774
Chubb INA Holdings, Inc., Gtd. Notes(a)	2.875%	11/03/22	11,865	12,243,588
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%	05/03/26	40,000	41,759,760
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,353,037
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,199,484
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	357,926
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,744,956
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	2,565	2,605,422
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	3,635	4,039,292
Pacific LlfeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,675,530
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,464,422
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,691,223
Swiss Re Treasury U.S. Corp (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,189,810
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	744,335
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	567,617

				111,157,577

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,000	$2,130,000
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250%		09/15/22	1,320	1,334,261

					3,464,261

Machinery-Diversified — 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.375%		07/14/20	7,700	7,851,274
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	8,260	8,916,331

					16,767,605

Media — 2.2%
21st Century Fox America, Inc., Gtd. Notes(a)	3.700%		10/15/25	650	680,593
CBS Corp., Gtd. Notes(a)	4.000%		01/15/26	930	971,386
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%		04/30/21	4,940	5,115,419
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.875%		04/01/24	8,000	8,380,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.875%		05/01/27	4,000	4,080,000
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	4.464%		07/23/22	6,840	7,149,633
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	4.908%		07/23/25	57,625	60,783,772
Comcast Corp., Gtd. Notes(a)	2.750%		03/01/23	16,160	16,699,227
Comcast Corp., Gtd. Notes(a)	3.150%		03/01/26	15,745	16,393,064
Comcast Corp., Gtd. Notes(a)	3.375%		02/15/25	5,750	6,110,318
Comcast Corp., Gtd. Notes(a)	3.375%		08/15/25	13,000	13,828,048
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	4,800	4,896,000
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	2,525	2,956,495
Time Warner, Inc., Gtd. Notes(a)	3.600%		07/15/25	12,300	12,625,310
Time Warner, Inc., Gtd. Notes	4.000%		01/15/22	1,720	1,846,331
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	265	292,240
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	7,108	7,516,922
Viacom, Inc., Sr. Unsec’d. Notes	3.125%		06/15/22	2,000	1,964,988
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%		03/01/21	1,230	1,325,779

					173,615,525

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%		09/30/23	2,490	2,564,401
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,660	3,692,025
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	5.800%		11/15/16	400	404,960
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		09/20/21	3,445	3,575,586
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	2,040	1,988,133
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%		08/15/17	1,015	959,175

					13,184,280

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,675,000; purchased 08/26/15)(f)(g)	5.000%		03/15/22	2,675	2,654,938
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/15/18	1,300	1,280,500

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	3.100%	01/09/23	3,589	$3,800,457
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	3.450%	05/15/24	3,436	3,703,128
Tyco International Finance SA, Gtd. Notes	3.900%	02/14/26	880	913,222

				12,352,245

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	1,995,449

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%	07/15/24	1,000	890,524
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	12,000	12,181,788
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	795,753
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	725	541,116
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	4,630	4,469,052
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%	01/15/26	22,871	23,782,501
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	4,610	4,718,155
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%	03/15/25	1,930	1,942,354
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,116,922
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%	09/15/24	10,000	9,144,230
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	3,915,837
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	2,925	2,527,917
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,488,478
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	5,805	5,795,033
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	687,460
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,030,938

				78,028,058

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,421,260
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,064,860
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	495,000

				3,981,120

Packaging & Containers
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	775	832,473

Pharmaceuticals — 3.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	1,030	1,065,149
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%	05/14/25	68,796	72,216,331
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	13,820	14,347,330
Actavis Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	66,000	68,689,038
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	3.600%	06/23/22	4,130	4,195,626
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	1,310	1,370,326
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%	09/15/25	4,150	4,386,185
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	5,175	5,304,463
Johnson & Johnson, Sr. Unsec’d. Notes	2.050%	03/01/23	19,650	19,733,807
Johnson & Johnson, Sr. Unsec’d. Notes(a)	2.450%	03/01/26	33,045	33,166,044
Merck & Co., Inc., Sr. Unsec’d. Notes	2.350%	02/10/22	6,025	6,140,150
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%	02/10/25	11,725	12,002,683

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	3.000%	11/20/25	15,000	$15,649,260
VPII Escrow Corp., Gtd. Notes, 144A(a)	6.750%	08/15/18	3,600	3,267,000

				261,533,392

Pipelines — 1.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.750%	01/15/26	15,000	13,631,265
Enterprise Products Operating LLC, Gtd. Notes(a)	3.700%	02/15/26	51,039	50,060,735
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	7,160	7,146,933
Enterprise Products Operating LLC, Gtd. Notes(a)	3.900%	02/15/24	13,795	13,943,545
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.000%	10/01/21	4,200	4,285,235
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,972,941
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,333,978
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,405,350
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	5.000%	02/01/21	2,185	2,188,931
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/18	415	432,517
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	707,514
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	3.500%	03/15/25	5,000	4,829,295
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.750%	03/15/24	4,340	4,675,330
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,300,999
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	5,539,534

				116,454,102

Real Estate Investment Trusts (REITs) — 0.2%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,532,500
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,001,408
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	544,150
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	4.625%	09/15/23	6,040	6,378,101

				15,456,159

Retail — 2.2%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,201,680
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	61,608	66,482,733
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.125%	05/15/21	7,000	7,655,984
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.350%	09/15/25	2,935	3,180,436
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	7,000	7,744,345
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	3.375%	09/15/25	23,810	25,529,392
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	3.700%	01/30/26	38,938	41,240,871
Starbucks Corp., Sr. Unsec’d. Notes	2.100%	02/04/21	2,775	2,824,761
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	7,000	7,549,087
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	2,000	2,244,074

				168,653,363

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,499,402

Semiconductors — 0.3%
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	3.900%	10/01/25	3,390	3,596,292
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	4,000	4,240,000

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	2,098	$2,118,980
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,131,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750%	03/15/23	9,075	9,596,812

				24,683,334

Software — 1.7%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	9,240	9,853,591
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes(a)	5.000%	10/15/25	4,085	4,411,257
First Data Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/01/20	7,000	7,360,500
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	42,500	44,629,038
Oracle Corp., Sr. Unsec’d. Notes(a)(h)	2.950%	05/15/25	55,600	56,955,472
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,184,084

				129,393,942

Telecommunications — 3.6%
America Movil SAB de CV (Mexico), Gtd. Notes(h)	2.375%	09/08/16	3,605	3,620,080
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	39,930	40,023,556
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	7,185	7,571,445
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,128,236
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.950%	01/15/25	32,250	33,518,457
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,438,891
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	24,245	24,727,379
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(a)	6.000%	06/15/25	8,000	8,075,000
CommScope, Inc., Gtd. Notes, 144A(a)	5.000%	06/15/21	395	397,962
CommScope, Inc., Gtd. Notes, 144A(a)	5.500%	06/15/24	1,410	1,424,100
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%	06/15/20	4,065	4,176,788
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,947,400; purchased 02/03/09)(f)(g)	7.082%	06/01/16	2,140	2,153,758
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,451,875
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,087,500
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	72,050	75,595,580
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.150%	03/15/24	12,000	13,047,132
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	160	160,272
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	48,709	56,220,561
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,560,590

				281,379,162

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	14,965	15,409,326
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	5,327,238
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	3.650%	09/01/25	14,600	15,795,083
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,057,672
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	5.900%	06/15/19	6,000	6,723,720

				45,313,039

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	$679,896
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,857,521; purchased 07/16/15)(a)(f)(g)	3.200%	07/15/20	1,865	1,866,002

				2,545,898

TOTAL CORPORATE BONDS (cost $3,800,956,870)				3,937,615,100

MUNICIPAL BONDS — 0.5%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,834,905

California — 0.2%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,149,935
State of California, BABs, GO	7.625%	03/01/40	5,800	8,869,128

				13,019,063

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,990,468

Massachusetts
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,694,896

New York
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,522,800

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,539,044
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,354,780

				3,893,824

Oregon
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	659,710

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,997,680

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,955,380

Washington
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,996,194

TOTAL MUNICIPAL BONDS (cost $40,547,134)				43,564,920

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, RegS	2.625%		04/28/21	5,000	$5,239,285
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.000%		03/22/21	1,940	1,971,189
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%		11/25/19	7,000	7,712,467
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	3.150%		07/24/24	1,670	1,747,603
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19	2,500	2,834,375
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, RegS	2.500%		09/12/18	25,000	25,545,200
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,000	2,075,000
Petroleos Mexicanos (Mexico), Sr. Unsec’d Notes	3.500%		07/23/20	1,610	1,577,800
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	6.500%		01/15/26	1,233	1,664,011
State Grid Overseas Investment 2013 Ltd. (Canada), Sr. Unsec’d. Notes, RegS	3.125%		05/22/23	2,000	2,044,200

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $52,142,339)					52,411,130

SOVEREIGN BONDS — 0.4%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,127,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	4,737,498
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	2,500	2,520,165
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,142,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	5,862,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,300,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	2,823,712
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,349,350

TOTAL SOVEREIGN BONDS (cost $30,767,571)					31,863,225

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Banks	4.000%		10/24/29	3,000	3,443,613
Federal National Mortgage Assoc.	1.500%		06/22/20	2,035	2,057,473
Federal National Mortgage Assoc.(a)(k)	1.500%		11/30/20	30,690	30,997,115
Federal National Mortgage Assoc.	3.500%		04/13/16	154,500	161,989,635
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	20,000	28,524,380
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	11,495	12,028,311
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes(a)	3.000%		06/30/25	2,585	2,751,128
Residual Funding Corp. Strips Principal, Bonds	1.825%	(s)	10/15/19	1,775	1,694,158
Residual Funding Corp. Strips Principal, Bonds	1.903%	(s)	10/15/20	405	377,229
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.969%	(s)	07/15/20	7,919	7,419,256
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	2.875%		09/15/24	2,020	2,124,105
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	2,655	2,952,660
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	2,355	2,484,047

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Ukraine Government, USAID Bonds, Gov’t. Gtd. Notes	1.847%		05/29/20	23,905	$24,319,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,471,397)					283,162,742

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Bonds	2.500%		02/15/45	2,320	2,262,181
U.S. Treasury Bonds(hh)	2.750%		11/15/42	28,105	28,975,609
U.S. Treasury Bonds	2.875%		05/15/43	51,550	54,318,802
U.S. Treasury Bonds	3.000%		05/15/45	25,725	27,743,821
U.S. Treasury Notes	1.125%		02/28/21	7,400	7,369,645
U.S. Treasury Notes	1.625%		02/15/26	94,000	92,634,086
U.S. Treasury Notes	1.750%		05/15/22	100,000	101,683,600
U.S. Treasury Notes	2.000%		02/15/25	122,205	124,816,154
U.S. Treasury Notes	2.125%		05/15/25	121,550	125,305,652
U.S. Treasury Notes	2.250%		11/15/24	500,000	521,289,000
U.S. Treasury Notes(h)(hh)	2.375%		08/15/24	425,000	447,578,125
U.S. Treasury Notes	2.500%		05/15/24	170,000	180,784,460
U.S. Treasury Strips Coupon(hh)	2.860%	(s)	05/15/24	40,000	34,563,160

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,746,321,383)					1,749,324,295

TOTAL LONG-TERM INVESTMENTS (cost $7,441,299,119)					7,594,529,823

				Shares

SHORT-TERM INVESTMENTS — 9.9%

AFFILIATED MUTUAL FUND — 9.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $769,928,678; includes $769,927,997 of cash collateral for securities on loan)(b)(w)				769,928,678	769,928,678

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group			628,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 6 Month LIBOR, expiring 05/19/16	Barclays Capital Group			314,100	6,146

TOTAL OPTIONS PURCHASED (cost $343,939)					6,146

TOTAL SHORT-TERM INVESTMENTS (cost $770,272,617)					769,934,824

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.1% (cost $8,211,571,736)					8,364,464,647

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $194,742)	Barclays Capital Group	942,300	$(24)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 107.1% (cost $8,211,376,994)			8,364,464,623
Liabilities in excess of other assets(z) — (7.1)%			(551,990,947)

NET ASSETS — 100.0%			$7,812,473,676

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $23,786,457 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $759,189,469; cash collateral of $769,927,997 (included in liabilities) was received with which the fund purchased highly liquid short-term investments. In addition, as of March 31, 2016, $5,597,691 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,800,950. The aggregate value of $13,143,346 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)

Long Positions:
5,525	5 Year U.S. Treasury Notes	Jun. 2016	$667,107,188	$669,431,445	$2,324,257
15,045	10 Year U.S. Treasury Notes	Jun. 2016	1,942,160,158	1,961,726,953	19,566,795
845	U.S. Ultra Bonds	Jun. 2016	143,821,567	145,788,906	1,967,339

					23,858,391

Short Positions:
2,518	2 Year U.S. Treasury Notes	Jun. 2016	549,927,861	550,812,500	(884,639)
5,116	U.S. Long Bonds	Jun. 2016	844,981,024	841,262,250	3,718,774

					2,834,135

					$26,692,526

(1)  Government Agency obligations with a combined market value of $15,830,475 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized (Depreciation)(2)
Centrally cleared swap agreements:
355,700	05/31/20	1.131%	3 Month LlBOR(1)	$(317,370)	$(662,928)	$(345,558)
405,000	10/17/21	1.478%	3 Month LIBOR(1)	347,337	(5,077,831)	(5,425,168)
329,135	11/30/22	1.850%	3 Month LIBOR(1)	1,927	(10,330,082)	(10,332,009)

				$31,894	$(16,070,841)	$(16,102,735)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues – Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	0.583%	$(6,971)	$377,449	$(384,420)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	35,000	$(1,122,680)	$(2,142,407)	$1,019,727	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%	15,000	(944,657)	(1,492,208)	547,551	JPMorgan Chase

				$(2,067,337)	$(3,634,615)	$1,567,278

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation(6)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.25.V1	12/20/20	5.000%	$224,000	$(595,200)	$6,489,219	$7,084,419

U.S. Treasury obligations with a combined market value of $44,918,434 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Barclays Capital Group	05/01/16	151,154	Pay variable payments based on 1 Month LIBOR and received variable payments based on the IOS.	$1,950,509	$—	$1,950,509
Barclays Capital Group	05/01/16	100,528	Pay variable payments based on 1 Month LIBOR and received variable payments based on the IOS.	1,315,907	—	1,315,907
Barclays Capital Group	05/01/16	50,131	Pay variable payments based on 1 Month LIBOR and received variable payments based on the IOS.	647,152	—	647,152
Deutsche Bank AG	06/11/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip.	(4,232)	—	(4,232)
Deutsche Bank AG	06/11/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip.	106,045	—	106,045
Deutsche Bank AG	06/11/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip.	61,275	—	61,275
Deutsche Bank AG	06/11/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive various payments based on U.S. Treasury Strip.	(34,928)	—	(34,928)

				$4,041,728	$—	$4,041,728

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

#  Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$342,628	$—
Collateralized Loan Obligations	—	138,874,319	4,726,250
Non-Residential Mortgage-Backed Securities	—	205,995,403	—
Residential Mortgage-Backed Securities	—	39,032,934	15,146,639
Commercial Mortgage-Backed Securities	—	1,092,470,238	—
Corporate Bonds	—	3,937,615,100	—
Municipal Bonds	—	43,564,920	—
Non-Corporate Foreign Agencies	—	52,411,130	—
Sovereign Bonds	—	31,863,225	—
U.S. Government Agency Obligations	—	283,162,742	—
U.S. Treasury Obligations	—	1,749,324,295	—
Affiliated Mutual Fund	769,928,678	—	—
Options Purchased	—	6,146	—
Options Written	—	(24)	—
Other Financial Instruments*
Futures Contracts	26,692,526	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,102,735)	—
OTC Credit Default Swap Agreements	—	(2,074,308)	—
Centrally Cleared Credit Default Swap Agreements	—	7,084,419	—
OTC Total Return Swap Agreements	—	128,160	3,913,568

Total	$796,621,204	$7,563,698,592	$23,786,457

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST IVY ASSET STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 70.8%
COMMON STOCKS — 51.9%

Aerospace & Defense — 1.2%
Lockheed Martin Corp.	1,150	$254,725

Auto Components — 2.1%
Continental AG (Germany)	920	208,665
Delphi Automotive PLC (United Kingdom)	2,860	214,557

		423,222

Banks — 4.3%
Citigroup, Inc.	8,420	351,535
Intesa Sanpaolo SpA (Italy)	67,060	185,422
JPMorgan Chase & Co.	5,450	322,749
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,400	38,922

		898,628

Beverages — 3.8%
Anheuser-Busch InBev NV (Belgium)	890	110,570
Coca-Cola Co. (The)	9,810	455,086
PepsiCo, Inc.	2,120	217,258

		782,914

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	990	137,828
Amgen, Inc.	2,018	302,559
Biogen, Inc.*	720	187,430

		627,817

Energy Equipment & Services — 2.7%
Halliburton Co.	8,870	316,836
Schlumberger Ltd.	3,350	247,063

		563,899

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	940	148,125

Food Products — 2.0%
Kraft Heinz Co. (The)	5,200	408,512

Health Care Equipment & Supplies — 0.7%
Medtronic PLC (Ireland)	1,820	136,500

Health Care Providers & Services — 1.0%
Anthem, Inc.	1,460	202,925

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.*	830	390,905
McDonald’s Corp.	620	77,922

		468,827

Insurance — 1.4%
AIA Group Ltd. (Hong Kong)	50,400	286,475

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	358	212,523

Internet Software & Services — 2.6%
Alibaba Group Holding Ltd. (China), ADR*	2,640	208,639
Alphabet, Inc. (Class A Stock)*	430	328,047

		536,686

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 2.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	5,360	$336,072
Visa, Inc. (Class A Stock)	3,560	272,269

		608,341

Machinery — 1.0%
Ingersoll-Rand PLC (Ireland)	3,360	208,353

Media — 1.4%
Comcast Corp. (Class A Stock)	4,770	291,352

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	1,100	24,981
EOG Resources, Inc.	3,210	232,982
Noble Energy, Inc.	7,360	231,178
Pioneer Natural Resources Co.	540	76,000

		565,141

Paper & Forest Products — 0.5%
International Paper Co.	2,690	110,398

Pharmaceuticals — 5.1%
Allergan PLC (Ireland)*	1,389	372,294
Bristol-Myers Squibb Co.	2,910	185,891
Pfizer, Inc.	9,670	286,619
Shire PLC (Ireland), ADR	940	161,586
Teva Pharmaceutical Industries Ltd. (Israel), ADR	840	44,948

		1,051,338

Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.*	1,190	12,459

Software — 5.4%
Adobe Systems, Inc.*	3,568	334,678
Intuit, Inc.	3,050	317,231
Microsoft Corp.	8,240	455,095

		1,107,004

Specialty Retail — 2.1%
Home Depot, Inc. (The)	2,670	356,258
L Brands, Inc.	870	76,395

		432,653

Tobacco — 1.9%
Philip Morris International, Inc.	3,940	386,553

TOTAL COMMON STOCKS (cost $11,013,474)		10,725,370

	Troy Ounces
BULLION — 6.0%
Gold*
(cost $1,181,298)	1,001	1,237,907

AST IVY ASSET STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds
2.500%	02/15/46	202	$196,470
2.875%	08/15/45	239	251,714
3.000%	11/15/45	185	199,181
U.S. Treasury Inflation Indexed Bonds
0.625%	01/15/26	138	143,839
U.S. Treasury Notes
1.375%	01/31/21	391	394,213
1.625%	07/31/20-02/15/26	536	534,270
1.750%	12/31/20	148	151,830
2.000%	08/15/25	441	449,068
2.250%	11/15/25	338	351,979

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,639,665)			2,672,564

TOTAL LONG-TERM INVESTMENTS (cost $14,834,437)			14,635,841

		Shares
SHORT-TERM INVESTMENT — 29.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,068,386)(w)		6,068,386	6,068,386

TOTAL INVESTMENTS — 100.1% (cost $20,902,823)			20,704,227
Liabilities in excess of other assets(z) — (0.1)%			(23,401)

NET ASSETS — 100.0%			$20,680,826

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST IVY ASSET STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/16	Deutsche Bank AG	EUR	221	$250,066	$251,757	$ (1,691)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 254,725	$ —	$ —
Auto Components	214,557	208,665	—
Banks	674,284	224,344	—
Beverages	672,344	110,570	—
Biotechnology	627,817	—	—
Energy Equipment & Services	563,899	—	—
Food & Staples Retailing	148,125	—	—
Food Products	408,512	—	—
Health Care Equipment & Supplies	136,500	—	—
Health Care Providers & Services	202,925	—	—
Hotels, Restaurants & Leisure	468,827	—	—
Insurance	—	286,475	—
Internet & Catalog Retail	212,523	—	—
Internet Software & Services	536,686	—	—
IT Services	608,341	—	—
Machinery	208,353	—	—
Media	291,352	—	—
Oil, Gas & Consumable Fuels	565,141	—	—
Paper & Forest Products	110,398	—	—
Pharmaceuticals	1,051,338	—	—
Semiconductors & Semiconductor Equipment	12,459	—	—
Software	1,107,004	—	—
Specialty Retail	432,653	—	—
Tobacco	386,553	—	—
Bullion	1,237,907	—	—
U.S. Treasury Obligations	—	2,672,564	—
Affiliated Mutual Fund	6,068,386	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	(1,691)	—

Total	$17,201,609	$3,500,927	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.3%
COMMON STOCKS — 50.2%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.	22,726	$407,396
BHP Billiton Ltd.	147,290	1,903,248
Oil Search Ltd.	121,632	633,387
South32 Ltd.*	424,051	475,847
Star Entertainment Group Ltd. (The)	110,067	478,693
Westpac Banking Corp.	26,224	609,105
Woodside Petroleum Ltd.	21,902	438,122

		4,945,798

Belgium — 0.2%
Ageas	10,976	434,391
Anheuser-Busch InBev NV	36,713	4,561,116
bpost SA	14,250	395,466
Delhaize Group	4,111	428,453

		5,819,426

Brazil — 0.1%
Banco do Brasil SA	205,036	1,113,096
Estacio Participacoes SA	66,570	217,355
MRV Engenharia e Participacoes SA	140,420	463,947
Sul America SA, UTS	57,110	254,606

		2,049,004

Canada — 0.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	7,467	332,314
Bank of Nova Scotia (The)	8,093	395,505
Brookfield Asset Management, Inc. (Class A Stock), (TSX)	16,370	569,512
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	14,702	511,330
Canadian Imperial Bank of Commerce	8,229	614,728
Canadian National Railway Co.	6,904	431,437
Canadian Pacific Railway Ltd.	11,354	1,506,562
Gildan Activewear, Inc.	14,077	429,489
Loblaw Cos. Ltd.	8,581	480,470
Novadaq Technologies, Inc.*	97,545	1,081,774
Suncor Energy, Inc.	18,171	506,060

		6,859,181

China — 1.3%
AAC Technologies Holdings, Inc.	94,500	722,547
ANTA Sports Products Ltd.	175,000	385,253
Baidu, Inc., ADR*	8,600	1,641,568
Bank of China Ltd. (Class H Stock)	3,984,000	1,654,022
Belle International Holdings Ltd.	1,041,000	603,452
China CITIC Bank Corp. Ltd. (Class H Stock)*	1,654,000	1,013,817
China Construction Bank Corp. (Class H Stock)	4,232,000	2,709,134
China Everbright Bank Co. Ltd. (Class H Stock)	1,028,000	499,737
China Lesso Group Holdings Ltd.	265,000	142,455
China Merchants Bank Co. Ltd. (Class H Stock)	559,500	1,177,478
China Mobile Ltd.	239,500	2,652,455
China Overseas Land & Investment Ltd.	1,170,000	3,705,593
China Railway Construction Corp. Ltd. (Class H Stock)	290,000	345,279

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Vanke Co. Ltd. (Class H Stock)	368,800	$905,011
Chlitina Holding Ltd.	27,000	232,178
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	462,000	244,574
CNOOC Ltd.	2,949,000	3,441,618
CSPC Pharmaceutical Group Ltd.	310,000	280,598
Fosun International Ltd.	256,500	365,451
Geely Automobile Holdings Ltd.	1,490,000	739,011
GOME Electrical Appliances Holding Ltd.	1,770,000	255,628
Great Wall Motor Co. Ltd. (Class H Stock)	531,500	431,608
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	468,000	486,751
Huadian Power International Corp. Ltd. (Class H Stock)	616,000	393,047
Huaneng Power International, Inc. (Class H Stock)	448,000	401,689
Jiangnan Group Ltd.	840,000	148,417
NetEase, Inc., ADR	6,720	964,858
PICC Property & Casualty Co. Ltd. (Class H Stock)	580,000	1,067,935
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	443,000	2,125,859
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	126,600	250,324
Shenzhen Expressway Co. Ltd. (Class H Stock)	344,000	300,732
Shenzhen International Holdings Ltd.	212,750	345,337
Shenzhou International Group Holdings Ltd.	47,000	256,033
Sinopharm Group Co. Ltd. (Class H Stock)	202,000	912,889
Sunny Optical Technology Group Co. Ltd.	112,000	315,136
Tencent Holdings Ltd.	89,800	1,835,904
Travelsky Technology Ltd. (Class H Stock)	190,000	311,493
Trina Solar Ltd., ADR*	38,320	380,901
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	114,800	164,664
Xinyi Solar Holdings Ltd.	646,000	230,479
Zhejiang Expressway Co. Ltd. (Class H Stock)	416,000	446,409
ZTE Corp. (Class H Stock)^	197,800	349,903

		35,837,227

Denmark — 0.1%
Novo Nordisk A/S (Class B Stock)	60,623	3,282,953
Pandora A/S	2,888	377,571

		3,660,524

Egypt
Commercial International Bank Egypt SAE, GDR	97,675	346,809

Finland — 0.1%
Nokia OYJ	264,952	1,571,761
UPM-Kymmene OYJ	86,892	1,570,976

		3,142,737

France — 1.1%
Accor SA	51,390	2,173,880
Airbus Group SE	29,516	1,955,659
AXA SA	137,267	3,218,741
BNP Paribas SA	77,308	3,884,008
Cap Gemini SA	5,675	532,341
Essilor International SA	16,917	2,084,446

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Hermes International	978	$343,887
Imerys SA	18,290	1,273,844
Kering	7,140	1,274,799
LVMH Moet Hennessy Louis Vuitton SE	13,280	2,269,245
Orange SA	36,801	642,654
Pernod Ricard SA	15,150	1,686,997
Renault SA	6,156	611,769
Sanofi	43,611	3,506,149
Schneider Electric SE	42,640	2,687,199
Technip SA	24,750	1,371,628
Teleperformance	4,498	395,075
Valeo SA	3,368	523,720
Vinci SA	6,098	452,619

		30,888,660

Germany — 0.9%
Allianz SE	17,910	2,908,681
Bayer AG	57,190	6,701,556
Bayerische Motoren Werke AG	6,565	602,706
Continental AG	18,176	4,122,505
Daimler AG	33,159	2,537,751
Fresenius Medical Care AG & Co. KGaA	14,585	1,286,778
HeidelbergCement AG	5,392	460,776
Infineon Technologies AG	76,252	1,081,129
OSRAM Licht AG	8,334	428,417
SAP SE	41,900	3,371,633
Siemens AG	5,936	627,797

		24,129,729

Hong Kong — 0.3%
Cheung Kong Property Holdings Ltd.	316,000	2,036,391
CK Hutchison Holdings Ltd.	248,796	3,232,368
Hang Lung Properties Ltd.	455,000	868,694
Lee & Man Paper Manufacturing Ltd.	489,000	334,512
REXLot Holdings Ltd.^	1,475,000	—
Sands China Ltd.	450,800	1,840,351
Sino Biopharmaceutical Ltd.	787,000	590,448
Skyworth Digital Holdings Ltd.	506,000	313,683

		9,216,447

Hungary
MOL Hungarian Oil & Gas PLC	6,370	382,898
OTP Bank PLC	24,420	612,639

		995,537

India — 0.2%
Dr. Reddy’s Laboratories Ltd., ADR(a)	4,230	191,154
HDFC Bank Ltd., ADR	43,215	2,663,340
ICICI Bank Ltd., ADR	36,270	259,693
Reliance Industries Ltd., GDR	54,946	1,695,552
Wipro Ltd., ADR(a)	74,340	935,197

		5,744,936

Indonesia
Astra International Tbk PT	1,469,700	803,349

Ireland — 0.2%
Ryanair Holdings PLC, ADR	5,603	480,849
Shire PLC	55,691	3,176,313
XL Group PLC	25,477	937,553

		4,594,715

	Shares	Value
COMMON STOCKS (Continued)
Israel — 0.1%
CaesarStone Sdot-Yam Ltd.*	14,722	$505,701
Teva Pharmaceutical Industries Ltd., ADR	48,019	2,569,497

		3,075,198

Italy — 0.1%
Enel SpA	286,866	1,271,743
Intesa Sanpaolo SpA	646,833	1,788,507
Mediobanca SpA	44,163	317,602
Telecom Italia SpA*	382,567	412,339

		3,790,191

Japan — 2.0%
Ajinomoto Co., Inc.	12,000	270,563
Amada Holdings Co. Ltd.	30,400	296,211
Astellas Pharma, Inc.	183,200	2,434,638
Bank of Yokohama Ltd. (The)^	70,000	320,181
Daicel Corp.	28,000	381,680
Daikin Industries Ltd.(a)	41,200	3,077,004
Dentsu, Inc.	18,600	933,097
East Japan Railway Co.	6,700	577,939
FANUC Corp.	9,900	1,533,199
Fuji Heavy Industries Ltd.	13,900	490,854
FUJIFILM Holdings Corp.	13,000	513,855
Honda Motor Co. Ltd.	88,700	2,425,155
Inpex Corp.	142,000	1,075,349
ITOCHU Corp.	28,500	350,232
Japan Airlines Co. Ltd.(a)	47,000	1,723,019
Japan Tobacco, Inc.	104,400	4,345,405
KDDI Corp.	86,100	2,297,215
Keyence Corp.	3,400	1,854,265
Komatsu Ltd.	73,600	1,251,269
Kubota Corp.	156,000	2,129,361
Makita Corp.(a)	31,200	1,933,928
Mazda Motor Corp.	22,400	347,689
Mitsubishi Corp.	21,900	370,580
Mitsubishi UFJ Financial Group, Inc.	360,700	1,671,342
Mitsui Fudosan Co. Ltd.	182,000	4,533,195
Nidec Corp.(a)	17,300	1,183,707
Nippon Steel & Sumitomo Metal Corp.	15,800	302,912
Nippon Telegraph & Telephone Corp.	10,900	470,853
Nissan Motor Co. Ltd.	52,600	486,300
Nitto Denko Corp.	9,400	523,801
Obayashi Corp.	44,400	437,635
ORIX Corp.	30,800	438,691
Sekisui House Ltd.	26,500	447,097
Shin-Etsu Chemical Co. Ltd.(a)	21,200	1,094,937
SMC Corp.	9,100	2,108,726
Sompo Japan Nipponkoa Holdings, Inc.	12,500	354,268
Sony Corp.	31,900	820,186
Sumitomo Chemical Co. Ltd.	68,000	307,796
Sumitomo Mitsui Financial Group, Inc.	117,800	3,576,134
Suzuki Motor Corp.	53,000	1,417,150
Tokyo Electron Ltd.	27,800	1,810,598
Toyota Motor Corp.	57,300	3,038,929
Yamaha Corp.	14,800	445,210

		56,402,155

Luxembourg — 0.1%
ArcelorMittal(a)	344,749	1,555,297

Macau
Wynn Macau Ltd.*	349,200	540,007

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico
Fomento Economico Mexicano SAB de CV, ADR	6,790	$653,945
Gruma SAB de CV (Class B Stock)	16,360	259,445

		913,390

Netherlands — 1.0%
Akzo Nobel NV	39,730	2,708,279
ASML Holding NV	40,969	4,122,901
Heineken NV	5,381	486,861
ING Groep NV, CVA	370,688	4,435,967
NN Group NV	14,820	483,795
NXP Semiconductors NV*	102,249	8,289,326
Royal Dutch Shell PLC (Class A Stock), (XEQT)	30,118	729,871
Royal Dutch Shell PLC (Class A Stock), (XLON)	256,493	6,193,253
Steinhoff International Holdings NV	235,083	1,540,359

		28,990,612

Norway — 0.1%
Norsk Hydro ASA	602,924	2,477,125

Poland — 0.1%
Eurocash SA	21,400	305,641
Polski Koncern Naftowy Orlen SA	57,415	1,135,743
Polskie Gornictwo Naftowe i Gazownictwo SA	278,090	395,875

		1,837,259

Russia — 0.3%
Gazprom PAO, ADR	364,470	1,570,866
Lukoil PJSC, ADR	34,130	1,311,176
Magnit OJSC	2,670	419,032
Magnitogorsk Iron & Steel Works	1,058,080	346,957
Moscow Exchange MICEX-RTS OAO	248,340	387,980
QIWI PLC, ADR	15,050	218,075
Sberbank of Russia PJSC, ADR	231,637	1,607,561
Severstal PAO, GDR, RegS	44,140	470,051
Tatneft PAO, ADR	23,879	768,688
X5 Retail Group NV, GDR, RegS*	4,790	101,554

		7,201,940

Singapore — 0.5%
Broadcom Ltd.	86,953	13,434,239

South Africa — 0.2%
Naspers Ltd. (Class N Stock)	29,437	4,103,510
Pick’n Pay Stores Ltd.	62,250	295,807
Pioneer Foods Group Ltd.	27,580	259,768
SPAR Group Ltd. (The)	41,690	561,938
Truworths International Ltd.	76,367	507,281
Woolworths Holdings Ltd.	72,351	438,870

		6,167,174

South Korea — 0.8%
Amorepacific Corp.	2,110	713,541
BGF retail Co. Ltd.	1,610	230,895
Coway Co. Ltd.	7,360	619,910
Crown Confectionery Co. Ltd.	420	193,945
GS Home Shopping, Inc.	1,180	191,523
GS Retail Co. Ltd.	8,442	348,227
Hankook Tire Co. Ltd.	6,980	332,012
Hyosung Corp.	6,610	831,924

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Marine & Fire Insurance Co. Ltd.	16,330	$474,330
Hyundai Mobis Co. Ltd.	6,230	1,357,378
Industrial Bank of Korea	73,810	790,674
Kangwon Land, Inc.	18,750	670,278
Kia Motors Corp.	26,854	1,134,341
Korea Electric Power Corp.	17,440	913,602
KT&G Corp.	12,525	1,206,033
LG Display Co. Ltd.	32,030	741,529
Lotte Chemical Corp.	1,624	485,690
Meritz Securities Co. Ltd.	83,666	261,039
NCSoft Corp.	3,204	710,855
Samsung Electronics Co. Ltd.	619	710,369
Samsung Electronics Co. Ltd., GDR	13,060	7,436,908
Shinhan Financial Group Co. Ltd.	7,670	269,983
SK Hynix, Inc.	40,210	989,876
S-Oil Corp.	11,680	1,001,530

		22,616,392

Spain
Iberdrola SA	65,688	437,283

Sweden — 0.1%
Electrolux AB (Class B Stock)	70,638	1,854,942
Svenska Cellulosa AB SCA (Class B Stock)	12,814	399,679
Swedish Match AB	10,104	342,506
Trelleborg AB (Class B Stock)	23,471	463,466

		3,060,593

Switzerland — 1.3%
Actelion Ltd.*	3,543	528,757
Adecco SA	7,147	464,921
Cie Financiere Richemont SA	36,497	2,410,644
Credit Suisse Group AG*	142,515	2,012,590
Glencore PLC*	751,711	1,690,188
LafargeHolcim Ltd., NYSE*	22,207	1,038,385
LafargeHolcim Ltd., OMXS*	32,180	1,511,161
Lonza Group AG*	2,788	471,287
Nestle SA	23,538	1,756,424
Novartis AG	63,355	4,583,857
Roche Holding AG	30,970	7,604,382
Swiss Re AG	4,925	454,773
TE Connectivity Ltd.	60,587	3,751,547
UBS Group AG	283,473	4,559,957
Wolseley PLC	34,130	1,926,601
Zurich Insurance Group AG*	10,290	2,386,368

		37,151,842

Taiwan — 0.6%
Advanced Semiconductor Engineering, Inc.	699,000	809,667
Casetek Holdings Ltd.	48,000	260,739
Catcher Technology Co. Ltd.	103,000	844,163
Cathay Financial Holding Co. Ltd.	903,000	1,080,377
Chicony Electronics Co. Ltd.	154,245	396,854
Coretronic Corp.	195,000	199,205
Elite Material Co. Ltd.	208,000	396,214
Feng TAY Enterprise Co. Ltd.	51,830	275,365
FLEXium Interconnect, Inc.	169,000	435,628
Fubon Financial Holding Co. Ltd.	748,000	952,724
Grape King BIO Ltd.	73,000	418,605
Innolux Corp.	619,000	216,139
Pegatron Corp.	344,000	800,831
Pou Chen Corp.	393,000	500,523

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Shin Zu Shing Co. Ltd.	81,000	$289,171
Silicon Motion Technology Corp., ADR	10,600	411,386
St. Shine Optical Co. Ltd.	13,000	265,070
Taiwan Paiho Ltd.	123,000	368,148
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	254,150	6,658,730
Uni-President Enterprises Corp.	520,000	913,152
Win Semiconductors Corp.	189,229	374,556
Zhen Ding Technology Holding Ltd.	154,000	344,525

		17,211,772

Thailand — 0.1%
Krung Thai Bank PCL, NVDR	1,544,600	820,147
Thai Oil PCL	228,800	449,614
Thai Union Group PCL, NVDR	472,500	280,664

		1,550,425

Turkey — 0.2%
Arcelik A/S	63,360	430,795
Dogus Otomotiv Servis ve Ticaret A/S	32,710	146,137
Ford Otomotiv Sanayi A/S	17,070	225,047
TAV Havalimanlari Holding A/S	61,190	365,183
Tofas Turk Otomobil Fabrikasi A/S	32,980	267,522
Turk Hava Yollari AO*	251,290	695,215
Turkcell Iletisim Hizmetleri A/S	112,840	474,136
Turkiye Halk Bankasi A/S	229,570	853,713
Turkiye Is Bankasi (Class C Stock)	590,370	977,116
Turkiye Sise ve Cam Fabrikalari A/S	260,780	338,912

		4,773,776

United Arab Emirates
Dubai Islamic Bank PJSC	209,560	338,263

United Kingdom — 2.2%
3i Group PLC	60,740	397,162
Aggreko PLC	49,606	766,045
ARM Holdings PLC	153,270	2,231,803
Associated British Foods PLC	39,412	1,890,889
Atlassian Corp. PLC (Class A Stock)*	8,227	206,909
Aviva PLC	103,034	672,753
Barclays PLC	1,163,884	2,498,385
Barratt Developments PLC	47,768	383,481
British American Tobacco PLC	76,334	4,463,689
British Land Co. PLC (The), REIT	46,921	470,988
BT Group PLC	63,990	404,042
Burberry Group PLC	106,840	2,088,699
Delphi Automotive PLC	11,625	872,107
Direct Line Insurance Group PLC	81,934	434,593
GlaxoSmithKline PLC	21,000	425,107
HSBC Holdings PLC, (XHKG)	461,200	2,868,596
Imperial Brands PLC	54,880	3,038,545
Informa PLC	49,685	494,445
InterContinental Hotels Group PLC	39,809	1,637,992
Intertek Group PLC	10,062	456,861
ITV PLC	132,743	458,695
Lloyds Banking Group PLC	4,097,759	3,991,198
Meggitt PLC	256,240	1,493,773
Pentair PLC(a)	10,501	569,784
Persimmon PLC	14,236	425,388
Playtech PLC	29,598	368,413
Prudential PLC	344,784	6,415,881
Reckitt Benckiser Group PLC	20,066	1,935,493

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
RELX NV	27,592	$481,055
Rio Tinto Ltd.	31,000	1,009,399
Rio Tinto PLC	58,443	1,638,192
Standard Chartered PLC	395,838	2,677,048
Tullow Oil PLC*	70,280	197,664
Unilever NV, CVA	18,283	821,983
Unilever PLC	47,720	2,151,819
Vodafone Group PLC	2,447,839	7,778,370
WPP PLC	131,485	3,060,372

		62,177,618

United States — 35.5%
A.O. Smith Corp.	4,027	307,300
Abbott Laboratories	50,698	2,120,697
AbbVie, Inc.	8,431	481,579
Acadia Healthcare Co., Inc.*(a)	51,763	2,852,659
Accenture PLC (Class A Stock)	60,751	7,010,665
Acuity Brands, Inc.(a)	21,036	4,588,793
Adobe Systems, Inc.*	77,821	7,299,610
Aetna, Inc.	63,435	7,126,922
Affiliated Managers Group, Inc.*	15,220	2,471,728
Air Products & Chemicals, Inc.	14,999	2,160,606
Airgas, Inc.	696	98,581
Albemarle Corp.	2,559	163,597
Alexandria Real Estate Equities, Inc., REIT	12,600	1,145,214
Alexion Pharmaceuticals, Inc.*	20,987	2,921,811
Alleghany Corp.*	1,712	849,494
Allegion PLC(a)	18,307	1,166,339
Allergan PLC*	23,973	6,425,483
Alliance Data Systems Corp.*	1,005	221,100
Allied World Assurance Co. Holdings AG	28,510	996,139
Ally Financial, Inc.*	83,030	1,554,322
Alphabet, Inc. (Class A Stock)*	4,882	3,724,477
Alphabet, Inc. (Class C Stock)*	30,391	22,639,776
Altria Group, Inc.	16,748	1,049,430
Amazon.com, Inc.*	20,049	11,901,889
American Campus Communities, Inc., REIT	36,358	1,712,098
American Electric Power Co., Inc.	53,339	3,541,710
American Homes 4 Rent (Class A Stock), REIT	114,667	1,823,205
American International Group, Inc.	74,952	4,051,156
Ameriprise Financial, Inc.	14,160	1,331,182
AmerisourceBergen Corp.	5,535	479,054
AMETEK, Inc.	7,986	399,140
Amgen, Inc.	5,405	810,372
Amphenol Corp. (Class A Stock)	62,893	3,636,473
Analog Devices, Inc.	17,765	1,051,510
Apartment Investment & Management Co. (Class A Stock), REIT	69,697	2,914,729
Apple, Inc.	150,879	16,444,302
Aramark	56,502	1,871,346
Arista Networks, Inc.*(a)	33,281	2,100,031
Arrow Electronics, Inc.*	30,855	1,987,371
Arthur J Gallagher & Co.	19,135	851,125
AT&T, Inc.	129,440	5,070,165
AutoZone, Inc.*	2,608	2,077,768
AvalonBay Communities, Inc., REIT(a)	49,475	9,410,145
Axiall Corp.	19,841	433,327
Baker Hughes, Inc.	9,920	434,794
Ball Corp.(a)	31,805	2,267,378
Bank of America Corp.	812,073	10,979,227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Bed Bath & Beyond, Inc.*(a)	33,533	$1,664,578
Best Buy Co., Inc.	111,979	3,632,599
Biogen, Inc.*	13,524	3,520,567
BioMarin Pharmaceutical, Inc.*	14,571	1,201,816
BlackRock, Inc.	14,558	4,958,018
Boston Properties, Inc., REIT	27,240	3,461,659
Boston Scientific Corp.*	206,070	3,876,177
Brinker International, Inc.(a)	18,100	831,695
Bristol-Myers Squibb Co.	117,985	7,536,882
Brixmor Property Group, Inc., REIT	90,324	2,314,100
Broadridge Financial Solutions, Inc.	7,496	444,588
C.H. Robinson Worldwide, Inc.	6,918	513,523
C.R. Bard, Inc.	2,166	438,983
CA, Inc.	16,532	509,020
Cabot Oil & Gas Corp.	69,455	1,577,323
Camden Property Trust, REIT	6,125	515,051
Capital One Financial Corp.	65,597	4,546,528
Carlisle Cos., Inc.	58,149	5,785,825
Cavium, Inc.*	4,440	271,550
CBRE Group, Inc. (Class A Stock)*	133,705	3,853,378
CBS Corp. (Class B Stock)	38,588	2,125,813
Celanese Corp. (Class A Stock)	7,905	517,777
Celgene Corp.*	70,441	7,050,440
Centene Corp.*	5,390	331,862
CenterPoint Energy, Inc.	24,837	519,590
Charles Schwab Corp. (The)	196,640	5,509,853
Charter Communications, Inc. (Class A Stock)*(a)	34,348	6,953,066
Chesapeake Lodging Trust, REIT	13,425	355,225
Chevron Corp.	44,365	4,232,421
Chipotle Mexican Grill, Inc.*(a)	2,712	1,277,271
CHUBB Ltd.	56,237	6,700,638
Cigna Corp.	6,548	898,648
Cisco Systems, Inc.	93,709	2,667,896
CIT Group, Inc.	20,400	633,012
Citigroup, Inc.	210,299	8,779,983
Citizens Financial Group, Inc.	83,808	1,755,778
Clear Channel Outdoor Holdings, Inc. (Class A Stock)(a)	74,700	351,090
ClubCorp Holdings, Inc.	38,500	540,540
CMS Energy Corp.	41,177	1,747,552
CNO Financial Group, Inc.(a)	52,600	942,592
Coca-Cola Co. (The)	93,377	4,331,759
Cognizant Technology Solutions Corp. (Class A Stock)*	9,484	594,647
Columbia Pipeline Group, Inc.	50,600	1,270,060
Columbia Property Trust, Inc., REIT	23,075	507,419
Columbia Sportswear Co.	16,000	961,440
Comcast Corp. (Class A Stock)	54,242	3,313,101
CommScope Holding Co., Inc.*	10,208	285,007
ConAgra Foods, Inc.	11,996	535,262
Concho Resources, Inc.*	33,879	3,423,134
ConocoPhillips	54,998	2,214,769
Constellation Brands, Inc. (Class A Stock)	5,459	824,800
CoStar Group, Inc.*	10,888	2,048,795
Costco Wholesale Corp.	30,337	4,780,505
Crown Holdings, Inc.*	38,370	1,902,768
CubeSmart, REIT	19,900	662,670
CVS Health Corp.	21,305	2,209,968
D.R. Horton, Inc.	51,839	1,567,093
Darden Restaurants, Inc.	6,994	463,702

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
DCT Industrial Trust, Inc., REIT	9,775	$385,819
DDR Corp., REIT	41,390	736,328
Delta Air Lines, Inc.	126,868	6,175,934
Deluxe Corp.	6,657	415,996
DENTSPLY SIRONA, Inc.	10,133	624,527
Diamondback Energy, Inc.*(a)	15,632	1,206,478
DiamondRock Hospitality Co., REIT(a)	48,223	488,017
Discover Financial Services	77,181	3,930,056
Discovery Communications, Inc. (Class A Stock)*	15,667	448,546
DISH Network Corp. (Class A Stock)*	124,415	5,755,438
Dollar General Corp.	49,316	4,221,450
Douglas Emmett, Inc., REIT	32,520	979,177
Dover Corp.	28,730	1,848,201
Dow Chemical Co. (The)	15,703	798,655
Dr. Pepper Snapple Group, Inc.	23,596	2,109,955
Duke Energy Corp.	21,600	1,742,688
Duke Realty Corp., REIT	56,819	1,280,700
Dynegy, Inc.*	250	3,593
E.I. du Pont de Nemours & Co.	35,017	2,217,276
Eagle Materials, Inc.	26,636	1,867,450
East West Bancorp, Inc.	86,261	2,801,757
EastGroup Properties, Inc., REIT	16,100	971,957
Eastman Chemical Co.	31,660	2,286,802
Eaton Corp. PLC	45,797	2,865,060
eBay, Inc.*	14,661	349,811
Edgewell Personal Care Co.	4,513	363,432
Edison International	50,639	3,640,438
Edwards Lifesciences Corp.*	3,293	290,476
Electronic Arts, Inc.*	70,382	4,652,954
Eli Lilly & Co.	65,376	4,707,726
Energen Corp.	22,008	805,273
Energizer Holdings, Inc.	24,398	988,363
Entercom Communications Corp. (Class A Stock)*	50,180	530,904
Envision Healthcare Holdings, Inc.*	75,575	1,541,730
EOG Resources, Inc.	31,265	2,269,214
EQT Corp.	77,367	5,203,704
Equifax, Inc.	5,306	606,423
Equinix, Inc., REIT	12,065	3,990,016
Equity LifeStyle Properties, Inc., REIT	4,800	349,104
Equity Residential, REIT	60,010	4,502,551
Essex Property Trust, Inc., REIT	9,936	2,323,633
Eversource Energy	28,820	1,681,359
Expedia, Inc.	17,790	1,918,118
Extra Space Storage, Inc., REIT	26,500	2,476,690
Exxon Mobil Corp.	71,138	5,946,426
Facebook, Inc. (Class A Stock)*	139,499	15,916,835
Fidelity National Information Services, Inc.	43,931	2,781,271
Fifth Third Bancorp	96,225	1,605,995
First Republic Bank	18,392	1,225,643
FLIR Systems, Inc.	6,560	216,152
Fluor Corp.(a)	43,634	2,343,146
Foot Locker, Inc.	6,040	389,580
Fortune Brands Home & Security, Inc.(a)	70,254	3,937,034
Four Corners Property Trust, Inc., REIT	3,166	56,830
Freeport-McMoRan, Inc.(a)	30,507	315,442
Gap, Inc. (The)(a)	62,693	1,843,174
Gartner, Inc.*	13,420	1,199,077
General Electric Co.	25,024	795,513
General Growth Properties, Inc., REIT	78,348	2,329,286

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
General Motors Co.	50,071	$1,573,732
Genuine Parts Co.(a)	28,961	2,877,565
Gilead Sciences, Inc.	91,944	8,445,976
Global Payments, Inc.	7,378	481,783
Guidewire Software, Inc.*(a)	32,168	1,752,513
Halliburton Co.	25,798	921,505
Hanesbrands, Inc.	31,700	898,378
Harman International Industries, Inc.(a)	35,884	3,195,111
Harris Corp.	60,924	4,743,542
Hartford Financial Services Group, Inc. (The)	72,380	3,335,271
HCA Holdings, Inc.*	15,900	1,240,995
HCP, Inc., REIT	164,360	5,354,849
HD Supply Holdings, Inc.*	113,042	3,738,299
Helmerich & Payne, Inc.(a)	5,437	319,261
Henry Schein, Inc.*	2,117	365,458
Hershey Co. (The)	1,641	151,120
Hewlett Packard Enterprise Co.	79,144	1,403,223
Hill-Rom Holdings, Inc.	10,050	505,515
Hilton Worldwide Holdings, Inc.	178,343	4,016,284
HollyFrontier Corp.	41,500	1,465,780
Hologic, Inc.*	10,591	365,389
Home Depot, Inc. (The)	39,457	5,264,748
Honeywell International, Inc.	67,766	7,593,180
Host Hotels & Resorts, Inc., REIT	106,298	1,775,177
HP, Inc.	117,521	1,447,859
Hubbell, Inc.	4,669	494,587
Hudson Pacific Properties, Inc., REIT	45,675	1,320,921
Humana, Inc.	36,831	6,738,231
Huntington Bancshares, Inc.(a)	17,600	167,904
IDEX Corp.	5,916	490,318
Illinois Tool Works, Inc.	16,340	1,673,870
Illumina, Inc.*	27,194	4,408,419
Ingersoll-Rand PLC	9,266	574,585
Inovalon Holdings, Inc. (Class A Stock)*	10,055	186,219
Intercept Pharmaceuticals, Inc.*	1,361	174,848
Intercontinental Exchange, Inc.	7,855	1,847,025
Interpublic Group of Cos., Inc. (The)	20,908	479,839
Invesco Ltd.	43,449	1,336,926
Jack Henry & Associates, Inc.	6,723	568,564
Jarden Corp.*	26,993	1,591,237
Jazz Pharmaceuticals PLC*	3,284	428,726
Johnson & Johnson	44,003	4,761,125
Juniper Networks, Inc.(a)	19,207	489,971
KapStone Paper and Packaging Corp.	71,348	988,170
KeyCorp	74,916	827,073
Kilroy Realty Corp., REIT	21,760	1,346,291
Kimberly-Clark Corp.	26,475	3,561,152
Kimco Realty Corp., REIT	188,078	5,412,885
Kinder Morgan, Inc.	73,100	1,305,566
Kite Pharma, Inc.*(a)	30,206	1,386,757
Kite Realty Group Trust, REIT	8,350	231,379
KLA-Tencor Corp.	19,402	1,412,660
Kohl’s Corp.(a)	58,247	2,714,893
Korn/Ferry International	10,347	292,717
Kroger Co. (The)	62,762	2,400,647
L Brands, Inc.	6,000	526,860
L-3 Communications Holdings, Inc.	12,619	1,495,351
La Quinta Holdings, Inc.*	65,500	818,750
Lam Research Corp.(a)	95,003	7,847,248
LaSalle Hotel Properties, REIT(a)	82,472	2,087,367

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Lazard Ltd. (Class A Stock), MLP	50,971	$1,977,675
Lear Corp.	3,659	406,771
Legg Mason, Inc.	13,981	484,861
Lennox International, Inc.	26,472	3,578,750
Liberty Property Trust, REIT	48,850	1,634,521
Loews Corp.	109,739	4,198,614
Lowe’s Cos., Inc.	157,624	11,940,018
LyondellBasell Industries NV (Class A Stock)	7,518	643,390
M&T Bank Corp.	27,735	3,078,636
Macerich Co. (The), REIT	47,750	3,783,710
Marathon Petroleum Corp.	36,790	1,367,852
Marriott International, Inc. (Class A Stock)	4,308	306,643
Marsh & McLennan Cos., Inc.	25,015	1,520,662
Martin Marietta Materials, Inc.	19,776	3,154,470
Masco Corp.	60,096	1,890,019
MasterCard, Inc. (Class A Stock)	35,539	3,358,435
Match Group, Inc.*(a)	7,959	88,027
McCormick & Co., Inc.(a)	4,141	411,947
McGraw Hill Financial, Inc.	32,856	3,252,087
McKesson Corp.	25,214	3,964,901
Media General, Inc.*	57,000	929,670
Medtronic PLC	5,594	419,550
Merck & Co., Inc.	58,397	3,089,785
MetLife, Inc.	109,418	4,807,827
Microsoft Corp.	395,609	21,849,485
Middleby Corp. (The)*	5,219	557,233
Mobileye NV*(a)	41,236	1,537,690
Mohawk Industries, Inc.*	41,170	7,859,353
Molson Coors Brewing Co. (Class B Stock)	51,925	4,994,147
Mondelez International, Inc. (Class A Stock)	72,583	2,912,030
Monster Beverage Corp.*	13,645	1,819,970
Morgan Stanley	291,814	7,298,269
Mosaic Co. (The)(a)	143,597	3,877,119
MSC Industrial Direct Co., Inc. (Class A Stock)	5,712	435,883
Mylan NV*(a)	9,165	424,798
Nasdaq, Inc.	7,793	517,299
National Bank Holdings Corp. (Class A Stock)	8,706	177,515
National Fuel Gas Co.	7,316	366,166
National Health Investors, Inc., REIT	19,950	1,327,074
Navient Corp.	39,246	469,775
Netflix, Inc.*	26,735	2,733,119
New York REIT, Inc., REIT(a)	26,800	270,680
Nexstar Broadcasting Group, Inc. (Class A Stock)	9,500	420,565
NextEra Energy, Inc.	54,302	6,426,099
NII Holdings, Inc.*	7,349	40,640
NIKE, Inc. (Class B Stock)	7,248	445,535
Nordstrom, Inc.(a)	6,221	355,903
Northern Trust Corp.	17,954	1,170,062
Northrop Grumman Corp.	8,529	1,687,889
Norwegian Cruise Line Holdings Ltd.*	54,921	3,036,582
Oaktree Capital Group LLC(a)	8,095	399,326
Occidental Petroleum Corp.	76,155	5,211,286
Old Dominion Freight Line, Inc.*(a)	25,010	1,741,196
Omega Healthcare Investors, Inc., REIT	43,630	1,540,139
O’Reilly Automotive, Inc.*	2,540	695,096
Outfront Media, Inc., REIT	47,171	995,308
Owens Corning	9,110	430,721

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
PACCAR, Inc.	69,611	$3,807,026
Palo Alto Networks, Inc.*	9,650	1,574,301
Paramount Group, Inc., REIT	20,275	323,386
Parkway Properties, Inc., REIT	8,800	137,808
PayPal Holdings, Inc.*	102,186	3,944,380
PBF Energy, Inc. (Class A Stock)	38,366	1,273,751
Pebblebrook Hotel Trust, REIT(a)	23,950	696,226
Pennsylvania Real Estate Investment Trust, REIT(a)	16,800	367,080
PepsiCo, Inc.	45,123	4,624,205
Perrigo Co. PLC(a)	2,803	358,588
Pfizer, Inc.	314,270	9,314,963
Philip Morris International, Inc.	39,946	3,919,102
Phillips 66	24,433	2,115,653
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	18,800	381,828
Pinnacle Foods, Inc.	9,428	421,243
Pioneer Natural Resources Co.(a)	27,255	3,835,869
PNC Financial Services Group, Inc. (The)	33,736	2,853,054
Post Holdings, Inc.*(a)	16,500	1,134,705
Post Properties, Inc., REIT	7,400	442,076
PPG Industries, Inc.	24,323	2,711,771
PPL Corp.	34,070	1,297,045
Premier, Inc. (Class A Stock)*	8,945	298,405
Priceline Group, Inc. (The)*	2,785	3,589,754
Principal Financial Group, Inc.	11,429	450,874
Procter & Gamble Co. (The)	35,420	2,915,420
Progressive Corp. (The)	6,018	211,473
Prologis, Inc., REIT	154,007	6,804,029
Public Storage, REIT	23,365	6,444,768
PulteGroup, Inc.	53,813	1,006,841
PVH Corp.	4,442	440,025
QUALCOMM, Inc.	45,093	2,306,056
Questar Corp.	19,865	492,652
Ralph Lauren Corp.	16,138	1,553,443
Range Resources Corp.(a)	5,572	180,421
Raymond James Financial, Inc.	4,603	219,149
Rayonier, Inc., REIT	72,424	1,787,424
Raytheon Co.	3,896	477,766
Realty Income Corp., REIT(a)	30,100	1,881,551
Regal Beloit Corp.	6,490	409,454
Regency Centers Corp., REIT	39,620	2,965,557
Regeneron Pharmaceuticals, Inc.*	4,888	1,761,831
Reinsurance Group of America, Inc.	5,265	506,756
Republic Services, Inc.	10,090	480,789
Retail Opportunity Investments Corp., REIT	20,475	411,957
Retail Properties of America, Inc. (Class A Stock), REIT	28,725	455,291
Revance Therapeutics, Inc.*(a)	35,663	622,676
Rexnord Corp.*	12,674	256,268
Reynolds American, Inc.	10,805	543,600
Rite Aid Corp.*	25,742	209,797
Ross Stores, Inc.	20,365	1,179,134
Royal Caribbean Cruises Ltd.(a)	55,193	4,534,105
Sabre Corp.	8,950	258,834
salesforce.com, Inc.*	17,899	1,321,483
Sally Beauty Holdings, Inc.*	7,530	243,821
Schlumberger Ltd.	9,496	700,330
Sempra Energy	15,367	1,598,936
Senior Housing Properties Trust, REIT	52,275	935,200
ServiceNow, Inc.*	27,418	1,677,433

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Sherwin-Williams Co. (The)	9,650	$2,747,065
Signature Bank*(a)	23,100	3,144,372
Silgan Holdings, Inc.	9,510	505,647
Simon Property Group, Inc., REIT	41,973	8,717,372
SL Green Realty Corp., REIT	34,305	3,323,469
Snap-on, Inc.(a)	6,315	991,392
SolarCity Corp.*(a)	22,887	562,562
Southwest Airlines Co.	11,400	510,720
Southwestern Energy Co.*(a)	12,295	99,221
Spirit Realty Capital, Inc., REIT	152,000	1,710,000
Splunk, Inc.*	29,819	1,459,044
Sprouts Farmers Market, Inc.*	69,787	2,026,614
Stanley Black & Decker, Inc.	31,363	3,299,701
Starbucks Corp.	45,848	2,737,126
Stericycle, Inc.*	23,216	2,929,627
STORE Capital Corp., REIT	18,500	478,780
Stryker Corp.	4,467	479,264
Sunstone Hotel Investors, Inc., REIT	53,100	743,400
SunTrust Banks, Inc.	71,753	2,588,848
SVB Financial Group*	10,665	1,088,363
Synopsys, Inc.*	14,299	692,644
T. Rowe Price Group, Inc.(a)	33,251	2,442,618
Tableau Software, Inc. (Class A Stock)*	4,852	222,561
Taubman Centers, Inc., REIT	6,720	478,666
TD Ameritrade Holding Corp.	15,203	479,351
TEGNA, Inc.	49,201	1,154,255
Teradyne, Inc.	22,352	482,580
Tesla Motors, Inc.*(a)	8,796	2,021,057
Texas Instruments, Inc.	64,354	3,695,207
Thermo Fisher Scientific, Inc.	3,516	497,830
Tiffany & Co.(a)	29,237	2,145,411
Time Warner Cable, Inc.	5,066	1,036,605
Time Warner, Inc.	53,943	3,913,565
Time, Inc.	50,096	773,482
TJX Cos., Inc. (The)	54,616	4,279,163
T-Mobile US, Inc.*	74,698	2,860,933
Toll Brothers, Inc.*	31,281	923,102
Tractor Supply Co.	4,864	439,997
Travelers Cos., Inc. (The)	19,160	2,236,164
TreeHouse Foods, Inc.*(a)	19,050	1,652,587
TripAdvisor, Inc.*	4,093	272,185
Twenty-First Century Fox, Inc. (Class A Stock)	211,917	5,908,246
U.S. Bancorp	50,350	2,043,707
UDR, Inc., REIT	17,350	668,496
UGI Corp.	12,008	483,802
Ulta Salon Cosmetics & Fragrance, Inc.*	16,335	3,164,743
Union Pacific Corp.	56,523	4,496,405
United Continental Holdings, Inc.*	88,424	5,293,061
United Technologies Corp.	80,830	8,091,083
UnitedHealth Group, Inc.	116,275	14,987,848
Universal Health Services, Inc. (Class B Stock)	5,752	717,390
Unum Group	56,392	1,743,641
Valero Energy Corp.	31,748	2,036,317
Vantiv, Inc. (Class A Stock)*	51,775	2,789,637
Veeva Systems, Inc. (Class A Stock)*(a)	65,787	1,647,306
Ventas, Inc., REIT	18,260	1,149,650
VeriFone Systems, Inc.*	20,912	590,555
Verizon Communications, Inc.	42,401	2,293,046
Vertex Pharmaceuticals, Inc.*	52,980	4,211,380

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
VF Corp.	39,243	$2,541,377
Visa, Inc. (Class A Stock)(a)	126,042	9,639,692
Vornado Realty Trust, REIT	52,727	4,979,011
Vulcan Materials Co.	25,444	2,686,123
W.R. Berkley Corp.	2,244	126,113
W.W. Grainger, Inc.	6,700	1,563,981
WABCO Holdings, Inc.*	2,791	298,414
Walt Disney Co. (The)(a)	5,362	532,500
Waste Connections, Inc.(a)	76,341	4,930,865
Watsco, Inc.	3,335	449,358
Wayfair, Inc. (Class A Stock)*(a)	35,168	1,519,961
WEC Energy Group, Inc.	7,224	433,946
Wells Fargo & Co.	352,866	17,064,600
Welltower, Inc., REIT	52,778	3,659,626
Westar Energy, Inc.	11,270	559,105
Western Digital Corp.	12,107	571,935
Western Union Co. (The)(a)	25,178	485,684
WestRock Co.	57,826	2,256,949
Weyerhaeuser Co., REIT	44,726	1,385,611
Workday, Inc. (Class A Stock)*	28,130	2,161,509
WP Carey, Inc., REIT	2,100	130,704
Xcel Energy, Inc.	95,093	3,976,789
Xilinx, Inc.	4,168	197,688
Yum! Brands, Inc.	43,664	3,573,898
Zimmer Biomet Holdings, Inc.	4,773	508,945
Zions Bancorporation	4,780	115,724

		1,003,563,509

TOTAL COMMON STOCKS (cost $1,377,114,992)		1,418,300,139

PREFERRED STOCKS — 1.7%
Brazil — 0.1%
Itau Unibanco Holding SA (PRFC), ADR	249,438	2,142,672

France
Unibail-Rodamco SE, REIT*	1,171	470,100

Germany — 0.1%
Henkel AG & Co. KGaA (PRFC)	34,332	3,776,791

Ireland
XLIT Ltd., Series D(g)	235	186,384

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	2,995	2,647,400

Russia
Surgutneftegas OAO (PRFC)	1,261,910	844,057

United States — 1.4%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	18,250	602,067
Allergan PLC, Series A, CVT, 5.500%	3,905	3,589,242
American Tower Corp., CVT, REIT, 5.500%	17,958	1,852,368
Anthem, Inc., CVT, 5.250%	10,653	497,389
Apartment Investment & Management Co., REIT	4,600	125,718
Apartment Investment & Management Co., Series Z, REIT	4,900	125,244
Bank of America Corp., Series L, CVT, 7.250%	2,429	2,764,202
Bunge Ltd., CVT, 4.875%	5,200	445,900
CBL & Associates Properties, Inc., Series D, REIT	49,600	1,227,600

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Corporate Office Properties Trust, Series L, REIT	25,350	$659,100
Crown Castle International Corp., Series A, CVT, REIT, 4.500%	7,941	851,275
CubeSmart, Series A, REIT	36,000	945,360
Dominion Resources, Inc., CVT, 6.375%	14,700	739,410
Dominion Resources, Inc., Series B, CVT, 6.000%	6,262	364,636
Equity Commonwealth, Series E, REIT	48,050	1,221,431
Equity LifeStyle Properties, Inc., Series C, REIT	12,550	324,041
Essex Property Trust, Inc., Series H, REIT	4,150	103,771
Exelon Corp., CVT, 6.500%	21,913	1,078,777
Frontier Communications Corp., Series A, CVT, 11.125%	14,019	1,463,584
General Growth Properties, Inc., Series A, REIT	19,100	494,690
Inland Real Estate Corp., Series A, REIT^	7,550	190,335
Kilroy Realty Corp., Series G, REIT	6,300	165,060
Kilroy Realty Corp., Series H, REIT	9,950	258,003
LaSalle Hotel Properties, Series H, REIT	11,200	283,808
NextEra Energy, Inc., CVT, 5.799%	14,296	870,626
Pebblebrook Hotel Trust, Series B, REIT	1,800	46,404
Pennsylvania Real Estate Investment Trust, Series A, REIT	2,800	73,444
Pennsylvania Real Estate Investment Trust, Series B, REIT	750	19,297
PS Business Parks, Inc., Series S, REIT	9,100	234,780
PS Business Parks, Inc., Series T, REIT	21,050	543,301
Regency Centers Corp., Series 6, REIT	7,550	196,376
Regency Centers Corp., Series 7, REIT	4,750	121,220
Retail Properties of America, Inc., Series A, REIT	12,700	337,439
Sabra Health Care REIT, Inc., Series A, REIT	35,900	919,040
Saul Centers, Inc., Series C, REIT	29,300	777,915
SL Green Realty Corp., Series I, REIT	19,350	508,518
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	542,805
Stericycle, Inc., CVT, 5.250%	9,486	881,724
Summit Hotel Properties, Inc., Series A, REIT	1,900	50,160
Sunstone Hotel Investors, Inc., Series D, REIT	45,400	1,135,908
Taubman Centers, Inc., Series J, REIT	42,700	1,089,277
Taubman Centers, Inc., Series K, REIT	3,900	98,943
Terreno Realty Corp., Series A, REIT	1,100	28,545
T-Mobile US, Inc., CVT, 5.500%	18,500	1,224,700
Tyson Foods, Inc., CVT, 4.750%	23,254	1,731,958
Urstadt Biddle Properties, Inc., Series F, REIT	26,500	699,600
Vornado Realty Trust, Series I, REIT	1,100	28,193
Wells Fargo & Co., Series L, CVT, 7.500%	2,935	3,536,704
Welltower, Inc., Series I, CVT, REIT, 6.500%	4,000	248,400
Weyerhaeuser Co., Series A, CVT, REIT, 6.375%	9,835	502,765
WP GLIMCHER, Inc., Series H, REIT	18,600	483,600

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
WP GLIMCHER, Inc., Series I, REIT		17,650	$449,193

			37,753,846

TOTAL PREFERRED STOCKS (cost $48,847,936)			47,821,250

		Units
RIGHTS*
Taiwan
Fubon Financial Holding Co. Ltd., expiring 04/13/16 (cost $0)		32,891	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.3%
Non-Residential Mortgage-Backed Securities — 0.1%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	140	138,480
Series 2013-C, Class A, 144A
1.640%	04/16/18	187	187,325
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	62	61,492
Series 2012-D, Class A, 144A
1.480%	03/16/20	53	53,014
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	4	3,780
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	18	18,489
Series 2013-2, Class A, 144A
1.940%	01/15/19	182	181,991
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	181	180,845
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	83	82,686
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	446	464,625
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	20	20,211
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	3	2,663

			1,395,601

Residential Mortgage-Backed Securities — 3.2%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.516%(c)	10/25/34	1,657	1,521,238
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.606%(c)	07/25/33	1,492	1,413,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2003-OP1, Class M1
1.486%(c)	12/25/33	108	$101,702
Series 2003-OP1, Class M2
2.686%(c)	12/25/33	981	902,308
Series 2004-HE2, Class M2
2.236%(c)	10/25/34	359	330,064
Series 2004-HE3, Class M3
1.516%(c)	11/25/34	234	210,376
Series 2004-OP1, Class M2
2.011%(c)	04/25/34	906	825,184
Series 2005-HE7, Class A1B2
1.036%(c)	11/25/35	384	369,477
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
3.091%(c)	08/25/32	767	760,241
Series 2003-9, Class M2
3.286%(c)	09/25/33	527	496,013
Series 2003-10, Class M1
1.486%(c)	12/25/33	1,097	1,010,473
Series 2003-10, Class M2
2.986%(c)	12/25/33	1,039	996,430
Series 2003-12, Class M2
2.986%(c)	01/25/34	509	485,474
Series 2004-R1, Class M2
1.306%(c)	02/25/34	1,386	1,237,024
Series 2004-R1, Class M6
2.506%(c)	02/25/34	289	270,074
Argent Securities, Inc.,
Series 2003-W7, Class M2
3.061%(c)	03/25/34	365	355,718
Series 2003-W9, Class M2
3.016%(c)	01/25/34	1,774	1,698,247
Series 2003-W9, Class M3B
3.556%(c)	01/25/34	513	465,902
Series 2004-W4, Class A
0.956%(c)	03/25/34	983	903,360
Series 2004-W6, Class M4
3.286%(c)	05/25/34	211	178,674
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.936%(c)	07/25/33	471	446,784
Series 2004-OPT3, Class A4
1.216%(c)	11/25/33	437	409,000
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1B
1.056%(c)	04/25/34	401	392,519
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.461%(c)	10/25/34	369	326,922
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
2.191%(c)	09/25/34	1,084	965,856
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.686%(c)	03/25/43	113	108,135
Series 2003-SD2, Class 3A
4.608%(c)	06/25/43	519	514,592
Series 2004-1, Class M1
1.411%(c)	06/25/34	718	674,560

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-2, Class M1
1.636%(c)	08/25/34	523	$471,620
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
1.036%(c)	01/25/34	1,825	1,620,543
Series 2004-B, Class M2
1.186%(c)	03/25/34	938	811,010
Series 2004-D, Class AF4
4.680%	06/25/32	358	361,610
Series 2005-A, Class M1
0.916%(c)	01/25/35	1,006	911,643
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.531%(c)	05/25/34	526	462,696
Chase Funding Trust,
Series 2003-6, Class 2M1
1.186%(c)	11/25/34	1,268	1,162,586
CHEC Loan Trust,
Series 2004-1, Class A3
0.936%(c)	07/25/34	523	494,754
Series 2004-2, Class M3
1.686%(c)	04/25/34	302	248,467
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
2.161%(c)	10/25/33	915	799,038
Series 2004-3, Class M1
1.186%(c)	06/25/34	1,318	1,246,475
Series 2004-BC1, Class M3
2.536%(c)	10/25/33	193	154,728
Series 2004-ECC2, Class M5
2.311%(c)	10/25/34	639	573,806
Series 2004-SD2, Class M1, 144A
1.056%(c)	06/25/33	658	634,951
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
1.381%(c)	01/25/35	893	801,248
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.911%(c)	11/25/33	318	305,338
Series 2004-CB5, Class M1
1.351%(c)	01/25/34	631	582,208
Series 2004-CB6, Class M3
2.536%(c)	07/25/35	559	523,552
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.498%(c)	11/25/33	807	686,583
Series 2004-1, Class M1
1.186%(c)	03/25/34	1,191	1,133,490
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M2
1.441%(c)	07/25/34	736	688,883
Series 2004-5, Class M3
2.161%(c)	07/25/34	456	408,357
Series 2004-6, Class 1A1
0.976%(c)	12/25/34	1,095	996,142
Series 2004-6, Class M1
1.336%(c)	10/25/34	642	603,128
Series 2004-6, Class M2
1.411%(c)	10/25/34	670	620,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%	10/25/34	1,046	$1,002,052
Series 2004-1, Class M2
5.277%	04/25/34	2,241	2,020,651
Series 2004-2, Class M1
5.203%	07/25/34	163	157,496
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.756%(c)	11/25/35	755	734,839
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.866%(c)	12/25/33	150	146,388
Series 2004-2, Class M2
1.366%(c)	07/25/34	643	604,712
Series 2004-A, Class M1
1.261%(c)	01/25/34	1,778	1,598,606
Series 2005-D, Class 2A3
0.686%(c)	11/25/35	39	38,823
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	145	144,788
GSAMP Trust,
Series 2003-HE1, Class M1
1.677%(c)	06/20/33	466	450,498
Series 2004-NC2, Class M1
1.486%(c)	10/25/34	616	560,402
Series 2006-HE3, Class A2C
0.596%(c)	05/25/46	848	749,903
Series 2007-SEA1, Class A, 144A
0.736%(c)	12/25/36	477	428,920
Home Equity Asset Trust,
Series 2003-1, Class M1
1.936%(c)	06/25/33	597	571,991
Series 2004-6, Class M2
1.336%(c)	12/25/34	181	151,282
Series 2004-7, Class M1
1.366%(c)	01/25/35	416	388,574
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.636%(c)	11/25/34	1,440	1,266,415
Series 2004-C, Class M1
1.276%(c)	03/25/35	1,100	986,299
Series 2004-C, Class M2
1.336%(c)	03/25/35	427	369,868
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.276%(c)	07/25/31	1,376	1,285,104
Series 2003-4, Class M2
3.061%(c)	08/25/33	162	155,333
Series 2004-1, Class M3
1.486%(c)	02/25/34	1,739	1,651,900
Series 2004-5, Class A5
0.996%(c)	09/25/34	467	409,107
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
6.436%(c)	04/25/33	178	151,936
Series 2004-OPT2, Class M1
1.336%(c)	09/25/34	560	522,011

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-WMC2, Class M1
1.336%(c)	04/25/34	963	$885,429
Series 2005-NC1, Class M2
1.186%(c)	12/25/34	1,120	1,066,134
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.411%(c)	07/25/34	336	296,142
Series 2005-NC1, Class M2
1.516%(c)	10/25/35	735	650,691
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.291%(c)	01/25/34	636	598,604
Series 2004-HE6, Class M1
1.261%(c)	08/25/34	2,515	2,357,239
Series 2004-HE6, Class M2
1.336%(c)	08/25/34	237	220,568
Series 2004-NC2, Class M2
2.236%(c)	12/25/33	307	275,928
Series 2004-NC5, Class M1
1.336%(c)	05/25/34	837	760,110
Series 2004-NC7, Class M2
1.366%(c)	07/25/34	851	817,999
Series 2004-OP1, Class M3
1.456%(c)	11/25/34	125	112,354
Series 2004-SD1, Class A
1.236%(c)	08/25/34	681	632,776
Series 2004-WMC2, Class M1
1.351%(c)	07/25/34	746	706,704
Series 2005-HE1, Class M3
1.216%(c)	12/25/34	415	329,160
Series 2005-WMC1, Class M2
1.171%(c)	01/25/35	1,976	1,905,418
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.861%(c)	02/25/33	272	255,543
Series 2002-NC5, Class M1
1.846%(c)	10/25/32	275	257,401
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
3.166%(c)	10/25/33	1,359	1,311,802
Series 2003-6, Class M1
1.516%(c)	01/25/34	774	713,369
Series 2003-B, Class M2
2.911%(c)	11/25/33	405	384,672
Series 2004-4, Class M1
1.201%(c)	02/25/35	817	721,455
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	338,903
Option One Mortgage Loan Trust,
Series 2003-2, Class M1
1.411%(c)	04/25/33	939	833,447
Series 2003-3, Class M1
1.411%(c)	06/25/33	613	560,732
Series 2003-4, Class M1
1.456%(c)	07/25/33	1,520	1,348,277
Series 2004-2, Class M2
2.011%(c)	05/25/34	229	174,087

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Pretium Mortgage Credit Partners I,
Series 2015-NPL2, Class A1, 144A
3.750%	07/27/30	881	$869,722
RAMP Trust,
Series 2004-RS9, Class MII1
1.411%(c)	09/25/34	998	933,318
Series 2006-EFC2, Class A3
0.596%(c)	12/25/36	1,432	1,372,836
RASC Trust,
Series 2001-KS3, Class AII
0.896%(c)	09/25/31	1,310	1,211,837
Series 2005-KS2, Class M1
1.081%(c)	03/25/35	904	818,391
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1.316%(c)	08/25/33	1,012	934,680
Series 2003-2, Class M2A
3.436%(c)	08/25/33	557	505,913
Series 2003-3, Class A
0.936%(c)	12/25/33	2,100	1,940,962
Series 2003-3, Class M1
1.166%(c)	12/25/33	1,299	1,167,594
Series 2004-1, Class AV3
0.906%(c)	05/25/34	775	745,604
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(c)	07/25/30	110	98,251
Series 2003-2, Class M2
3.061%(c)	06/25/33	395	369,960
Series 2004-2, Class AF3
4.685%(c)	08/25/35	602	605,038
Series 2004-2, Class MV2
2.236%(c)	08/25/35	1,216	1,147,927
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.336%(c)	11/25/34	910	834,698
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.861%(c)	04/25/33	398	391,609
Series 2003-BC6, Class M1
1.561%(c)	07/25/33	573	540,784
Series 2003-BC10, Class A4
1.436%(c)	10/25/33	701	670,496
Series 2003-BC11, Class M2
2.986%(c)	10/25/33	863	854,334
Series 2004-6, Class M2
2.386%(c)	07/25/34	444	387,060
Series 2004-8, Class M2
1.366%(c)	09/25/34	850	739,619
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	1,009	1,003,311
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
1.411%(c)	10/25/34	891	826,009
Series 2004-2, Class M8A, 144A
4.936%(c)	10/25/34	734	664,161

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A^
2.150%	12/20/26	1,207	$1,186,272

			91,556,583

TOTAL ASSET-BACKED SECURITIES (cost $92,489,809)			92,952,184

BANK LOANS(c) — 0.1%
Altice Financing,
Term Loan
5.500%	07/02/19	64	63,553
Ardagh Holdings USA, Inc.,
New Term Loan
4.000%	12/17/19	49	49,431
Avago Technologies Cayman Ltd.,
Term Loan
4.250%	11/10/22	190	188,918
Avaya, Inc.,
Term B-7 Loan
4.250%	05/29/20	142	127,525
Berry Plastics Corp.,
Term Loan
3.840%	01/06/21	20	19,917
Concordia Healthcare,
Initial Dollar Term Loan
5.250%	10/21/21	100	97,100
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	115	115,058
Dole Food Co., Inc.,
Tranche B Term Loan
4.500%	11/01/18	92	91,693
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/25/21	26	12,082
Entravision,
Tranche B Term Loan
3.500%	05/31/20	141	137,294
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	75	12,563
First Data Corp.,
Term Loan
4.560%	03/24/21	30	29,813
Term Loan C1
3.932%	03/23/18	73	72,452
Floatel International Ltd.,
Initial Term Loan
6.000%	06/27/20	36	15,893
Formula One Group,
Second Lien Facility
7.940%	07/29/22	80	77,550
Graton Economic Development Authority,
Incremental Term B Loan
4.750%	09/01/22	95	94,675
Gray Television, Inc.,
Term Loan
3.810%	06/13/21	20	20,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
iHeartCommunications, Inc.,
Tranche D Term Loan
7.183%	01/30/19	79	$54,141
Tranche E Term Loan
7.933%	07/30/19	132	90,360
Intrawest Operations Group LLC,
Term Loan
4.820%	12/09/20	25	24,859
J.C. Penney Co.,
Term Loan
6.000%	05/22/18	199	199,489
J.Crew Group, Inc.,
Initial Loan
4.000%	02/28/21	86	66,902
4.000%	03/05/21	31	23,934
Media General, Inc.,
Term Loan
4.020%	07/31/20	20	19,955
Microsemi Corp.,
Term Loan
5.770%	12/16/22	134	134,808
MTL Publishing LLC,
Term Loan
4.060%	08/19/22	20	19,884
NFR Energy,
Term Loan (Second Lien)(i)
12.000%	12/31/18	100	2,500
PetSmart, Inc.,
Tranche Loan B-1
4.250%	03/11/22	43	42,317
Pinnacle Foods Finance LLC 14551,
Tranche I Term Loan
3.750%	01/13/23	55	55,029
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30	30,062
Tranche 2 Term Loan (Second Lien)
4.875%	06/21/21	189	189,007
Riverbed Technology, Inc.,
Term Loan
6.000%	04/25/22	149	149,460
ROC Finance LLC,
Funded Term B Loan
5.000%	06/20/19	87	83,463
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	29	28,372
Sears Roebuck Acceptance Corp.,
Term Loan (2015)
5.500%	06/30/18	112	106,792
Shelf Drilling,
Term Loan
10.000%	10/08/18	40	18,800
SolarWinds, Inc.,
Initial US Term Loan (First Lien)
6.500%	01/29/23	100	98,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.500%	10/10/17	165	$47,850
2017 Term Loan (Extending)
4.918%	10/10/17	725	203,604
Tribune,
Term Loan
3.750%	12/27/20	1	498
Term Loan B
3.750%	12/27/20	124	123,410
Windstream Services LLC,
Term Loan
6.680%	03/14/21	53	51,406

TOTAL BANK LOANS (cost $3,932,178)			3,091,169

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	8	7,639
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	458	452,244
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,024,729
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	913,543
Series 2007-PW16, Class AM
5.721%(c)	06/11/40	530	545,747
Series 2007-PW17, Class AMFL, 144A
1.128%(c)	06/11/50	855	819,012
COMM Mortgage Trust,
Series 2014-KYO, Class A, 144A
1.324%(c)	06/11/27	540	534,055
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.892%(c)	07/10/38	860	861,792
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,196,479
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	779,824
Series 2013-M7, Class A2
2.280%	12/27/22	902	914,531
Series 2013-M13, Class A2
2.624%(c)	04/25/23	1,413	1,434,664
Series 2014-M3, Class A2
3.476%(c)	01/25/24	1,660	1,778,994
Series 2014-M9, Class A2
3.117%(c)	07/25/24	1,525	1,618,530
Series 2015-M2, Class A3
3.150%(c)	12/25/24	2,621	2,729,741
Series 2015-M4, Class AV2
2.509%	07/25/22	2,000	2,049,282
Series 2015-M5, Class A1
2.869%(c)	03/25/25	2,682	2,784,194
Series 2015-M10, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.092%(c)	04/25/27	1,081	$1,142,796
FHLMC Multifamily Structured Pass-Through Certificates,
Series K305, Class A2
3.458%(c)	08/25/23	2,650	2,895,306
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.478%(c)	01/25/19	11,896	425,061
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.313%(c)	08/10/44	1,300	1,312,218
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,556,913
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A4
5.399%	05/15/45	217	217,506
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	1,000	997,008
Series 2006-LDP8, Class D
5.618%(c)	05/15/45	500	489,380
Series 2007-LDPX, Class AM
5.464%(c)	01/15/49	1,500	1,487,756
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	2,000	1,959,745
Series 2007-C1, Class AM
5.455%	02/15/40	780	791,975
Series 2007-C2, Class A3
5.430%	02/15/40	811	828,301
Series 2007-C7, Class A3
5.866%(c)	09/15/45	397	417,307
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	624	646,899
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,011,079
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	692,821
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,479,632
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	223	220,256
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	812,717
NorthStar (Cayman Islands),
Series 2013-1A, Class A, 144A
2.286%(c)	08/25/29	240	239,967
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.534%(c)	05/10/45	1,100	1,101,505
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	517,732
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	247	246,606

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C31, Class C
5.662%(c)	04/15/47		500	$482,275
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.179%(c)	03/15/45		765	681,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,249,973)				43,099,693

CONVERTIBLE BONDS — 4.5%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes
4.250%	03/08/18	EUR	149	706,230

Belgium
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	400	483,040

China — 0.3%
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
1.905%(s)	01/29/21		500	564,375
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes
1.357%(s)	02/05/21		500	536,250
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.250%	10/15/18		274	351,747
Sr. Unsec’d. Notes, 144A
1.000%	07/01/20		1,472	1,616,440
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.370%(s)	02/26/18		750	812,813
Kingsoft Corp. Ltd.,
Sr. Unsec’d. Notes
1.250%	04/11/19	HKD	4,000	498,882
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	08/15/20		400	394,000
1.750%	08/15/21		200	197,250
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
2.490%(s)	11/07/18		600	647,250
Shenzhou International Group Holdings Ltd.,
Sr. Unsec’d. Notes
0.500%	06/18/19	HKD	4,000	624,569
SINA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		608	595,080
SouFun Holdings Ltd.,
Sr. Unsec’d. Notes
2.000%	12/15/18		166	161,020
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		922	924,881

				7,924,557

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Czech Republic
CEZ MH BV,
Gtd. Notes, MTN
2.087%(s)	08/04/17	EUR	400	$464,833

Finland
Solidium Oy,
Sr. Unsec’d. Notes
0.944%(s)	09/04/18	EUR	500	608,618

France — 0.3%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	73	957,959
Airbus Group SE,
Sr. Unsec’d. Notes
0.928%(s)	07/01/22	EUR	500	596,830
Cap Gemini SA,
Sr. Unsec’d. Notes
11.533%(s)	01/01/19	EUR	649	640,548
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN
14.940%(s)	12/06/16	EUR	622	500,751
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19	EUR	505	578,836
2.868%	01/01/17	EUR	270	301,888
Ingenico Group SA,
Sr. Unsec’d. Notes
8.931%(s)	06/26/22	EUR	263	523,377
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
19.710%(s)	02/16/21		149	388,465
Safran SA,
Sr. Unsec’d. Notes
1.194%(s)	12/31/20	EUR	786	841,434
Suez Environnement Co.,
Sr. Unsec’d. Notes
1.900%(s)	02/27/20	EUR	23	542,779
Technip SA,
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	300	391,040
TOTAL SA,
Sr. Unsec’d. Notes
0.500%	12/02/22		800	793,760
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
13.970%(s)	07/01/21	EUR	125	464,337

				7,522,004

Germany — 0.3%
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	800	1,170,219
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	300	541,243
Fresenius SE & Co. KGaA,
Gtd. Notes
0.740%(s)	09/24/19	EUR	600	936,721

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Haniel Finance Deutschland GmbH,
Gtd. Notes
1.053%(s)	05/12/20	EUR	500	$589,576
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	349,951
RAG-Stiftung,
Sr. Unsec’d. Notes
0.340%(s)	12/31/18	EUR	700	818,835
Sr. Unsec’d. Notes, MTN
2.607%(s)	02/18/21	EUR	500	609,119
Rocket Internet SE,
Sr. Unsec’d. Notes
3.000%	07/22/22	EUR	500	459,428
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17		2,750	2,883,375

				8,358,467

Hong Kong
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes
0.735%(s)	01/05/23		1,200	1,197,000

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	800	1,016,374

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		625	813,281

Italy — 0.1%
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	1,200	1,644,041

Japan — 0.5%
Asics Corp.,
Sr. Unsec’d. Notes
3.140%(s)	03/01/19	JPY	80,000	765,916
Chugoku Electric Power Co., Inc. (The),
Sr. Unsec’d. Notes
1.771%(s)	03/25/20	JPY	90,000	831,267
Joyo Bank Ltd. (The),
Sr. Unsec’d. Notes
0.120%(s)	04/24/19		600	558,750
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
1.420%(s)	09/26/18	JPY	60,000	512,462
LIXIL Group Corp.,
Sr. Unsec’d. Notes
0.974%(s)	03/04/20	JPY	110,000	974,943
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.700%(s)	12/11/24	JPY	40,000	392,732
3.100%(s)	10/03/23	JPY	40,000	493,580
NH Foods Ltd.,
Sr. Unsec’d. Notes
4.575%(s)	09/26/18	JPY	120,000	1,291,483

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Resorttrust, Inc.,
Sr. Unsec’d. Notes
0.952%(s)	12/01/21	JPY	60,000	$571,771
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.390%(s)	04/25/18		400	379,000
Sony Corp.,
Sr. Unsec’d. Notes
0.856%(s)	09/30/22	JPY	81,000	731,407
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
1.109%(s)	12/11/20	JPY	70,000	653,072
Terumo Corp.,
Sr. Unsec’d. Notes
1.140%(s)	12/06/21	JPY	60,000	652,406
1.440%(s)	12/04/19	JPY	60,000	638,411
Tohoku Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.372%(s)	12/03/20	JPY	90,000	826,669
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.250%(s)	12/19/19	JPY	90,000	861,655
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.040%(s)	08/31/21	JPY	40,000	449,598
1.790%(s)	08/30/19	JPY	60,000	635,746
Unicharm Corp.,
Sr. Unsec’d. Notes
2.713%(s)	09/25/20	JPY	50,000	534,231
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
1.002%(s)	06/28/19	JPY	100,000	1,012,928
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes
0.103%(c)	03/26/20		500	466,125

				14,234,152

Malaysia — 0.1%
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes
0.390%(s)	09/18/21		800	786,000
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.570%(s)	10/24/18	SGD	750	643,386

				1,429,386

Mexico — 0.1%
America Movil BV,
Gtd. Notes
5.500%	09/17/18	EUR	300	365,847
America Movil SAB de CV,
Sr. Unsec’d. Notes
1.053%(s)	05/28/20	EUR	2,200	2,555,956
Cemex SAB de CV,
Sub. Notes
3.750%	03/15/18		700	729,313

				3,651,116

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Netherlands — 0.1%
NXP Semiconductors NV,
Sr. Unsec’d. Notes
1.000%	12/01/19(a)		1,200	$1,327,500

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
0.125%	11/05/20	EUR	700	857,466

Russia
Yandex NV,
Sr. Unsec’d. Notes, MTN
1.125%	12/15/18		505	447,424

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	2,000	1,476,425

South Africa — 0.1%
Shoprite Investments Ltd.,
Gtd. Notes
6.500%	04/03/17	ZAR	1	411,175
Steinhoff Finance Holdings GmbH,
Gtd. Notes
4.000%	01/30/21	EUR	400	718,244
Sr. Unsec’d. Notes
1.250%	08/11/22	EUR	700	855,276

				1,984,695

Spain — 0.1%
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	300	418,606
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	600	725,413
Criteria Caixa SA,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	453,113
OHL Investments SA,
Sec’d. Notes
4.000%	04/25/18	EUR	300	300,577
Telefonica Participaciones SAU,
Gtd. Notes
4.900%	09/25/17	EUR	1,000	1,022,064
Telefonica SA,
Sr. Unsec’d. Notes, MTN
6.000%	07/24/17	EUR	900	1,074,294

				3,994,067

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
2.000%(s)	05/15/19	SEK	5,000	667,077

Switzerland
Swiss Life Holding AG,
Sr. Unsec’d. Notes
2.010%(s)	12/02/20	CHF	475	599,067

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Taiwan (cont’d.)
2.950%(s)	09/05/18		600	$732,750

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,700	1,460,498
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes, MTN
1.000%	03/12/18		800	777,000

				2,237,498

United Kingdom — 0.3%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP	200	275,328
British Land Jersey Ltd.,
Gtd. Notes, MTN
1.500%	09/10/17	GBP	600	956,453
British Land White 2015 Ltd.,
Gtd. Notes, REIT
0.350%(s)	06/09/20	GBP	600	819,263
Fiat Chrysler Automobile,
Gtd. Notes
7.875%	12/15/16		23	1,685,440
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	EUR	400	755,567
Intu Jersey Ltd.,
Gtd. Notes, REIT
2.500%	10/04/18	GBP	200	308,075
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	600	912,935
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17		800	752,000
Vodafone Group PLC,
Sr. Unsec’d. Notes
0.555%(s)	11/26/20	GBP	1,200	1,716,772

				8,181,833

United States — 2.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		661	1,265,402
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18(a)		621	627,986
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
1.375%	01/01/20		577	571,591
CenterPoint Energy, Inc.,
Sub. Notes
2.394%(c)	09/15/29		1,197	755,606
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		497	259,061
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19(a)		1,539	1,718,871

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	639	$318,701
3.125%	05/15/24	590	237,475
Dycom Industries, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	09/15/21	450	441,563
Extra Space Storage LP,
Gtd. Notes, REIT, 144A
3.125%	10/01/35	711	811,873
FireEye, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	06/01/35	1,098	892,811
Horizon Pharma Investment Ltd.,
Gtd. Notes
2.500%	03/15/22	200	170,375
IAS Operating Partnership LP,
Gtd. Notes, REIT, 144A
5.000%	03/15/18	183	172,935
Illumina, Inc.,
Sr. Unsec’d. Notes
1.303%(s)	06/15/19(a)	1,399	1,452,337
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
1.833%	06/15/22	750	668,906
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	1,748	2,221,053
3.250%	08/01/39	1,351	2,148,934
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21	627	570,570
Jarden Corp.,
Gtd. Notes
1.125%	03/15/34	1,071	1,354,815
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21(a)	800	822,000
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16	1,304	1,745,730
1.250%	05/15/18	158	232,754
Lennar Corp.,
Gtd. Notes
3.250%	11/15/21	346	713,625
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.413%	03/30/43	666	1,111,387
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23	776	767,270
Medicines Co. (The),
Sr. Unsec’d. Notes
2.500%	01/15/22	458	517,540
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20	400	503,750
Microchip Technology, Inc.,
Jr. Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
2.125%	12/15/37		445	$885,272
Sr. Sub. Notes
1.625%	02/15/25		1,331	1,369,266
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43(a)		1,081	736,431
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		512	842,240
National Grid North America, Inc.,
Sr. Unsec’d. Notes, MTN
0.900%	11/02/20	GBP	400	588,343
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		305	743,056
NRG Yield, Inc.,
Gtd. Notes, 144A
3.250%	06/01/20		100	86,813
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	11/01/35		631	649,930
NuVasive, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	03/15/21		787	842,090
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		1,354	2,416,044
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		313	387,729
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.000%	12/01/20		793	707,753
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
1.573%(s)	07/01/19		441	686,582
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.900%	09/15/21(a)		2,492	2,507,575
1.000%	03/15/18		822	1,178,029
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%	03/19/19		800	852,080
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19(a)		801	993,741
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	331,661
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		960	1,188,000
SanDisk Corp.,
Sr. Unsec’d. Notes
0.500%	10/15/20		2,376	2,466,585
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18		658	712,696

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19	247	$141,562
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19	556	555,653
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.550%	03/01/18	691	692,727
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21	547	423,925
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	2,191	1,991,071
1.250%	03/01/21	408	349,964
1.500%	06/01/18	445	817,687
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36	340	360,825
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	09/15/19	743	650,589
1.000%	09/15/21	746	624,775
VEREIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	12/15/20	608	581,400
VeriSign, Inc.,
Jr. Sub. Notes
4.297%	08/15/37	825	2,133,141
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33	550	535,219
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20	750	669,844
Yahoo!, Inc.,
Sr. Unsec’d. Notes
1.398%(s)	12/01/18	1,471	1,457,938

			56,233,157

TOTAL CONVERTIBLE BONDS (cost $128,132,618)			128,792,058

CORPORATE BONDS — 11.4%
Argentina
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	100	100,125

Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18(a)	96	96,914
4.125%	02/24/42	135	123,484
5.000%	09/30/43(a)	69	70,194
6.420%	03/01/26	75	86,174
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	40	40,376

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	$220,450
6.250%	01/14/21	300	337,966
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19	39	38,220
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	399,460
Sr. Unsec’d. Notes
2.600%	11/23/20	160	163,043

			1,576,281

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%(i)	06/15/21	200	41,000

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21	505	518,931
3.650%	02/01/26(a)	400	420,645
4.700%	02/01/36	85	91,860
4.900%	02/01/46(a)	510	569,957
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	396	399,306
7.750%	01/15/19	180	209,793

			2,210,492

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes, RegS
4.500%	10/03/18	150	146,250
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21	134	133,464
7.250%	06/01/21	38	37,848
8.250%	02/01/20	165	169,125
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25	194	169,750
5.875%	07/15/24	311	280,677
Petrobras Global Finance BV,
Gtd. Notes
5.375%	01/27/21	285	235,590
7.875%	03/15/19	220	210,980

			1,383,684

Canada — 0.3%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	360	374,400
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	20	20,350
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	200	173,794

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	71	$71,618
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	167	159,812
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	51	52,466
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	365	371,996
2.550%	11/06/22	340	344,169
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	192	196,283
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	49	42,507
5.500%	09/15/18	28	25,760
6.125%	01/15/23	31	23,483
7.500%	03/15/25	150	114,000
7.750%	03/15/20(a)	200	172,000
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	150	137,975
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42	77	60,132
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	285	366,594
Cascades, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	07/15/23	45	42,469
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	280	248,951
5.700%	10/15/19	16	16,056
6.750%	11/15/39(a)	19	18,191
Concordia Healthcare Corp.,
Gtd. Notes, 144A
7.000%	04/15/23	175	150,063
Cott Beverages, Inc.,
Gtd. Notes
5.375%	07/01/22	223	226,345
6.750%	01/01/20	50	52,500
Encana Corp.,
Sr. Unsec’d. Notes
3.900%	11/15/21	5	4,381
6.500%	02/01/38	12	10,073
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20	25	17,125
7.000%	02/15/21(a)	72	48,240
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21	180	138,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20	70	$49,700
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	75	71,625
7.875%	11/01/22(a)	45	42,750
Mattamy Group Corp.,
Gtd. Notes, 144A
6.500%	11/15/20	56	50,400
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	427	251,930
6.500%	03/15/21	25	15,094
7.000%	03/31/24	148	87,320
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22	123	103,935
7.000%	04/15/20(a)	12	11,460
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	91,800
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	228,930
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	2	1,415
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23(a)	615	633,450
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23(a)	160	172,400
5.450%	10/01/43	95	108,750
8.750%	05/01/32	240	332,675
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
2.500%	01/19/21(a)	290	296,155
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	150	151,133
6.100%	06/01/18	565	603,996
6.500%	06/15/38	75	80,683
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19	30	15,600
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23	55	36,266
4.750%	01/15/22	150	103,500
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, 144A
2.350%	04/07/21	220	220,046
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	285	290,161
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	200	202,693

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	$148,002
7.125%	01/15/19	100	111,028
7.250%	08/15/38	125	144,725
Transcanada Trust,
Gtd. Notes
5.625%(c)	05/20/75	29	25,539
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19	65	49,644
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24(a)	286	296,725

			8,709,863

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23	200	208,041
4.875%	11/04/44	200	185,938

			393,979

China — 0.1%
China Overseas Finance Cayman VI Ltd.,
Gtd. Notes
5.950%	05/08/24	200	228,898
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	254	245,862
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	200,171
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	266,514
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	199,465

			1,140,910

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.800%	03/10/21	505	512,700

Egypt
Egypt Government International Bond,
Sr. Unsec’d. Notes, RegS
5.875%	06/11/25	250	222,550

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	57	60,990

France — 0.1%
Albea Beauty Holdings SA,
Sr. Sec’d. Notes, 144A
8.375%	11/01/19	200	210,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29(a)		86	$91,375
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.750%	10/15/20(a)		365	372,209
BPCE SA,
Sr. Unsec’d. Notes
2.650%	02/03/21		350	353,172
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49(a)		200	199,516
Sr. Unsec’d. Notes, 144A
2.750%	06/10/20		400	406,372
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44		80	80,105
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22(a)		400	390,000
6.250%	05/15/24		400	387,800
Orange SA,
Sr. Unsec’d. Notes
5.500%	02/06/44(a)		85	101,264
9.000%	03/01/31		120	182,086
Total Capital Canada Ltd.,
Gtd. Notes
2.750%	07/15/23		160	159,726
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		112	111,522
3.700%	01/15/24		120	127,172
3.750%	04/10/24		100	105,218

				3,278,037

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		170	260,579
Gtd. Notes, 144A
2.250%	07/31/19		150	152,136
2.950%	01/11/17		150	152,100
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.950%	08/20/20		180	180,694
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes
1.125%	01/31/20	EUR	600	856,226
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20		90	91,800
5.875%	01/31/22		110	120,835
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		2	2,165
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23		250	251,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
6.125%	08/17/26	160	$207,651
Unitymedia GmbH,
Sr. Sec’d. Notes, 144A
6.125%	01/15/25	200	207,876
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22(a)	200	204,000
4.750%	04/29/25	685	681,575

			3,368,887

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	206,922

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN, RegS
4.000%	01/14/23	200	208,008

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42	200	182,563
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21	200	215,760

			398,323

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20(a)	700	724,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	33,618
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	200	202,000
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	157,242
Jr. Sub. Notes
6.500%(c)	10/29/49	83	57,478

			1,174,838

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22	116	116,645
3.650%	11/10/21	77	80,249
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	165	164,620

			361,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Italy
Intesa Sanpaolo SpA,
Sub. Notes, 144A
5.710%	01/15/26	230	$223,215
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	350	316,750

			539,965

Japan
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	216,307
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	100,943
Mizuho Bank Ltd.,
Gtd. Notes, 144A
2.700%	10/20/20(a)	215	218,155
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18	267	267,316

			802,721

Kazakhstan
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25	300	308,925
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	100	105,000
Sr. Unsec’d. Notes, MTN, RegS
6.375%	04/09/21	200	205,524

			619,449

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	500	501,250
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%	02/15/25(a)	400	383,000
7.750%	05/15/22(a)	200	196,816
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25(a)	55	50,875
6.500%	03/01/21(a)	55	54,175
7.250%	02/25/22(a)	225	222,637
8.000%	10/15/39	100	87,000
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%	02/15/19(a)	700	705,250
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23(a)	579	348,847
7.250%	04/01/19(a)	51	37,613
7.250%	10/15/20(a)	1,630	1,051,350
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	68	70,040

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	204	$60,690

			3,769,543

Malaysia
Petronas Capital Ltd.,
Gtd. Notes, RegS
5.250%	08/12/19	100	109,991

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20	200	221,294
6.125%	03/30/40(a)	100	118,079
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	800	748,000
Sr. Sec’d. Notes, RegS
6.125%	05/05/25	200	187,000
Petroleos Mexicanos,
Gtd. Notes
2.640%(c)	07/18/18	30	29,250
3.500%	07/18/18	10	10,135
4.875%	01/18/24	100	98,025
5.500%	01/21/21	100	103,750
5.500%	06/27/44	80	66,472
6.500%	06/02/41	170	160,055
6.625%	06/15/35	200	192,000
Gtd. Notes, 144A
6.375%	02/04/21	50	53,325
6.875%	08/04/26	200	216,500
Gtd. Notes, MTN
3.500%	07/23/20	160	156,800

			2,360,685

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20	265	266,677
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
4.625%	07/01/22	500	510,000
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	88	114,065
Bluewater Holding BV,
Gtd. Notes, RegS, 144A
10.000%	12/10/19	200	80,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22	375	399,985
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	250	252,209
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	30	30,110
3.400%	04/01/22	300	313,906

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		200	$202,988
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	189,747
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.625%	06/15/22(a)		200	205,250
5.750%	03/15/23(a)		500	528,750
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		150	148,627
3.400%	08/12/23		175	181,386
4.300%	09/22/19		150	162,271
4.375%	03/25/20		400	436,668
4.550%	08/12/43		275	285,497
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25(a)		500	506,250

				4,814,386

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19(a)		750	759,375
9.875%	08/15/19		719	744,614
Sr. Sec’d. Notes
5.750%	10/15/20(a)		280	287,350

				1,791,339

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18		168	166,792
2.450%	01/17/23		155	150,268
2.750%	11/10/21		46	46,609
6.700%	01/15/18		20	21,682
7.250%	09/23/27		160	207,984

				593,335

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23		200	183,500
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.875%	04/23/45		180	159,568

				343,068

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		100	133,039

Romania
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A
3.875%	10/29/35	EUR	50	59,100

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Russia
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN
3.600%	02/26/21	EUR	100	$114,013
Russian Agricultural Bank Ojsc Via Rshb Capital SA,
Sr. Unsec’d. Notes, RegS
7.750%	05/29/18		100	106,798
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes, RegS
5.375%	02/13/17		200	202,545

				423,356

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD	1,250	878,714

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21		200	184,040

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21		125	90,000

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18		151	154,917
5.134%	04/27/20		102	112,871

				267,788

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		625	624,100
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		309	310,258
Svenska Handelsbanken AB,
Gtd. Notes, GMTN
2.400%	10/01/20		250	252,244
Swedbank AB,
Sr. Unsec’d. Notes, 144A
2.650%	03/10/21		255	257,737

				1,444,339

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		250	253,481
Credit Suisse AG,
Sr. Unsec’d. Notes
5.300%	08/13/19		100	109,743
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.125%	12/10/20(a)		305	303,317
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42		95	73,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	75	$73,903
UBS AG,
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18	800	802,704
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.250%	04/15/21	200	200,368
Sr. Unsec’d. Notes, 144A
4.125%	04/15/26	230	229,851

			2,046,517

United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24	800	807,000
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	35	23,450

			830,450

United Kingdom — 0.3%
Abbey National Treasury Services PLC,
Gtd. Notes
2.500%	03/14/19	490	494,670
3.050%	08/23/18	250	256,895
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24	200	207,000
6.500%	07/15/22(a)	250	265,625
AstraZeneca PLC,
Sr. Unsec’d. Notes
3.375%	11/16/25	235	243,421
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24	100	102,536
Barclays Bank PLC,
Sub. Notes
7.625%	11/21/22	200	215,000
BP Capital Markets PLC,
Gtd. Notes
2.750%	05/10/23	220	215,780
3.245%	05/06/22	570	586,604
3.814%	02/10/24(a)	350	363,883
Gtd. Notes, MTN
2.241%	09/26/18	200	202,540
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30	50	78,154
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
4.500%	04/15/20(a)	395	400,925
5.250%	04/15/23(a)	428	425,646
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20	520	556,726

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	250	$262,735
4.300%	03/08/26(a)	200	206,763
4.875%	01/14/22	220	240,676
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.250%	11/15/19	200	205,250
Lloyds Bank PLC,
Gtd. Notes
2.050%	01/22/19	330	330,068
Lloyds Banking Group PLC,
Sub. Notes
4.650%	03/24/26	275	272,544
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	130	64,695
Rio Tinto Finance USA Ltd.,
Gtd. Notes
3.750%	06/15/25(a)	180	175,423
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	200	200,919
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
7.500%(c)	12/29/49(a)	200	186,000
Sub. Notes
6.125%	12/15/22	480	509,168
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	200	212,181
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	300	313,900
TI Group Automotive Systems LLC,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23(a)	155	148,800
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	180	187,650
5.500%	01/15/25	250	257,500
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,894
2.500%	09/26/22	75	73,275
2.950%	02/19/23	75	74,779
6.150%	02/27/37	175	196,997

			8,834,622

United States — 9.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25(a)	300	314,120
4.750%	09/15/44	245	253,612
6.150%	02/15/41	50	59,722
6.900%	03/01/19	100	113,776
9.500%	07/15/24	200	287,141

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	564	$566,610
3.600%	05/14/25(a)	395	414,638
4.700%	05/14/45	190	202,041
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	15,150
6.125%	03/15/21	23	23,805
Gtd. Notes, 144A
6.500%	03/01/24(a)	40	41,600
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	415	438,863
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	152	59,280
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	105	107,756
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	193	195,280
3.000%	03/12/20	580	596,361
3.450%	03/15/22	245	254,348
3.800%	03/15/25	65	67,648
4.850%	06/15/44	100	106,494
Actavis, Inc.,
Gtd. Notes
3.250%	10/01/22	187	191,696
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	40	42,900
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22(a)	305	263,825
4.125%	06/15/23(a)	90	78,413
6.250%	10/15/21(a)	158	158,790
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	264,769
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	74	59,200
7.000%	07/01/24	109	71,395
AECOM,
Gtd. Notes
5.750%	10/15/22	100	103,750
5.875%	10/15/24(a)	263	270,890
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21	23	23,863
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	575	553,437
5.500%	03/15/24(a)	100	97,750
5.500%	04/15/25	100	96,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	250	$255,041
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	180	183,968
4.400%	06/01/43	83	76,053
5.250%	08/15/19	150	163,118
5.875%	03/15/41	100	114,386
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	113	77,970
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	186,209
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	185	173,437
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	6	6,247
7.625%	04/15/20(a)	530	598,900
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18(a)	70	67,200
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.607%(s)	02/15/19(a)	746	728,283
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	97,464
3.850%	12/01/42	70	69,050
6.000%	03/01/39	95	120,612
Albertsons Holdings LLC/Safeway, Inc.,
Sec’d. Notes, 144A
7.750%	10/15/22	255	276,037
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	335	317,727
5.870%	02/23/22	125	124,961
6.750%	01/15/28	70	68,229
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	50	50,950
Gtd. Notes, 144A
6.375%	07/01/23	17	17,850
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	46	46,920
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	34	34,659
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20	350	349,358
4.600%	04/01/22	120	129,332
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
7.625%	08/15/23	42	34,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)	48	$45,000
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	145,987
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19	440	433,400
8.000%	11/01/31(a)	95	108,300
Sr. Unsec’d. Notes
4.125%	03/30/20(a)	800	794,000
4.125%	02/13/22	115	112,987
5.125%	09/30/24(a)	500	511,250
Sub. Notes
5.750%	11/20/25	150	146,625
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20	685	708,029
2.850%	08/09/22	151	155,976
4.250%	08/09/42	70	72,784
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	145	158,867
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	125	127,813
5.875%	02/15/22	76	78,090
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	100	100,250
5.000%	04/01/24	105	105,394
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	175	180,123
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	241	257,985
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	150	154,875
6.625%	10/15/22(a)	200	207,500
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	603	601,107
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18(a)	415	417,556
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.700%	02/22/19	295	297,451
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21(a)	200	204,477
4.125%	02/15/24	165	171,931
4.800%	07/10/45(a)	445	439,210
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.300%	02/15/21	425	432,277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.450%	09/15/21	210	$214,734
3.500%	01/31/23(a)	240	242,275
4.400%	02/15/26	80	84,595
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43	225	224,834
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	250	270,037
4.300%	12/01/42	47	49,760
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22(a)	100	102,500
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	280	296,004
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22(a)	250	267,487
4.400%	05/01/45(a)	185	188,825
6.375%	06/01/37	200	248,583
6.400%	02/01/39	137	171,368
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	430	410,650
6.625%	06/01/21	150	142,500
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22(a)	75	77,250
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	360,344
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	315	280,515
4.850%	03/15/21	24	24,255
5.550%	03/15/26	17	17,150
6.600%	03/15/46(a)	17	17,356
8.700%	03/15/19	100	111,735
Anixter, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	405	410,063
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	193	175,147
5.625%	06/01/23	60	55,200
6.000%	12/01/20	2	1,900
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	205	207,332
3.300%	01/15/23	140	141,540
4.625%	05/15/42	115	113,520
5.100%	01/15/44	135	142,381
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	106	101,987
4.750%	04/15/43	32	28,724
5.100%	09/01/40	152	137,916
6.000%	01/15/37	9	8,956

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	$151,526
Apple, Inc.,
Sr. Unsec’d. Notes
1.700%	02/22/19	80	81,195
2.400%	05/03/23	100	100,608
3.250%	02/23/26(a)	350	365,423
3.450%	02/09/45(a)	55	49,674
3.850%	05/04/43	390	379,206
4.650%	02/23/46	255	278,372
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	23,040
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	700	744,100
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	75	82,000
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	26	26,318
6.000%	04/01/20	150	165,226
7.500%	01/15/27	100	119,941
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22(a)	625	634,375
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22	622	615,959
3.000%	02/15/22(a)	530	540,784
3.400%	05/15/25	620	621,453
3.800%	03/15/22	611	643,863
3.875%	08/15/21	300	319,235
4.125%	02/17/26	115	121,448
4.300%	12/15/42	600	549,186
4.350%	06/15/45	250	229,024
4.750%	05/15/46	200	195,091
4.800%	06/15/44(a)	50	48,676
5.150%	03/15/42	102	102,811
5.500%	02/01/18	110	117,851
6.300%	01/15/38	75	86,073
6.350%	03/15/40	170	197,209
6.375%	03/01/41	170	197,942
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	355,337
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	93	28,597
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	172	116,100
9.000%	04/01/19	110	74,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	325	315,250
Gtd. Notes, 144A
5.125%	06/01/22(a)	50	47,344

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.375%	04/01/24	16	$16,018
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	297	300,713
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	52,250
5.250%	07/01/25(a)	40	42,000
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	185	189,091
3.350%	07/01/23	230	240,387
3.500%	11/15/21	110	117,015
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)	280	264,600
6.100%(c)	12/29/49	40	39,400
8.000%(c)	07/29/49	855	836,831
Sr. Unsec’d. Notes
2.250%	04/21/20	230	227,779
5.750%	12/01/17	200	212,524
6.000%	09/01/17	130	137,390
7.625%	06/01/19	675	785,549
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	304	306,554
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	350	351,441
3.875%	08/01/25(a)	640	663,323
5.000%	05/13/21	350	388,461
5.000%	01/21/44	155	171,066
5.625%	07/01/20	150	168,557
5.650%	05/01/18	250	268,368
Sub. Notes, GMTN
4.450%	03/03/26(a)	130	133,925
Sub. Notes, MTN
3.950%	04/21/25(a)	395	393,008
4.250%	10/22/26	165	167,460
Bank of America NA,
Sr. Unsec’d. Notes, MTN
2.050%	12/07/18	440	444,001
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49	160	159,800
Sr. Unsec’d. Notes
3.550%	09/23/21	150	159,913
5.450%	05/15/19	100	111,203
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21	525	535,368
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	06/23/25(a)	480	487,785
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	84,439
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	505	517,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	22	$21,010
5.500%	09/01/22(a)	275	276,375
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	300	330,975
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	150	149,931
3.500%	02/01/25	250	263,899
3.750%	11/15/23	390	416,174
4.500%	02/01/45	110	117,107
6.125%	04/01/36	130	160,944
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43(a)	130	137,496
5.750%	01/15/40	180	225,818
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21(a)	270	275,731
2.750%	03/15/23	145	147,878
3.125%	03/15/26	255	261,463
3.400%	01/31/22	178	190,422
3.750%	08/15/21	100	109,451
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23(a)	55	55,413
5.500%	05/15/22	55	56,650
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45(a)	135	149,741
Blackboard, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	11/15/19	90	72,450
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23(a)	156	178,230
10.000%	10/15/25(a)	180	205,650
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	253	210,623
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	87	80,149
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	237,613
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	150,831
3.800%	02/01/24	50	52,394
3.850%	02/01/23	305	321,097
4.125%	05/15/21	150	160,738
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	67	71,355
Gtd. Notes, 144A
6.375%	04/01/26	30	31,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Brandywine Operating Partnership LP,
Gtd. Notes, REIT
5.700%	05/01/17	126	$130,345
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	170	17,000
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20	55	59,813
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.875%	08/15/22	165	161,020
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	114,180
4.875%	02/01/21	50	50,496
5.850%	11/15/43	125	109,043
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	366	366,915
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	100	116,160
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	545,234
4.100%	06/01/21	360	396,661
4.150%	04/01/45	170	174,433
4.450%	03/15/43	55	59,141
4.700%	09/01/45	100	111,373
7.950%	08/15/30	100	144,429
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	35	36,422
8.000%	04/15/20(a)	160	155,200
8.625%	09/15/17	86	90,945
CalAtlantic Group, Inc.,
Gtd. Notes
5.375%	10/01/22	29	29,653
5.875%	11/15/24	100	105,250
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	34,000
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	11	2,530
5.500%	09/15/21	12	2,640
6.000%	11/15/24(a)	7	1,575
Sec’d. Notes, 144A
8.000%	12/15/22	91	35,035
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	250	262,500
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.250%	02/13/19	500	498,761
Sub. Notes
3.375%	02/15/23(a)	805	811,173

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	40	$40,480
4.750%	07/15/21	200	219,164
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	250	289,162
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19(a)	135	136,941
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	225	232,555
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44	77	80,277
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	100	108,072
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	40	41,400
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	15	15,300
5.750%	09/01/23(a)	11	11,413
6.625%	01/31/22	32	33,680
7.375%	06/01/20(a)	900	936,563
Gtd. Notes, 144A
5.125%	05/01/23	10	10,175
5.375%	05/01/25	724	736,670
5.875%	04/01/24(a)	354	370,815
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	167	174,560
4.908%	07/23/25(a)	160	168,771
6.484%	10/23/45	210	233,672
CCOH Safari LLC,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	113	116,955
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	107	108,070
Celgene Corp.,
Sr. Unsec’d. Notes
2.875%	08/15/20	115	118,445
3.250%	08/15/22	65	67,121
3.875%	08/15/25(a)	150	157,640
3.950%	10/15/20	100	107,166
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	56	56,560
Centene Escrow Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21	105	109,463
6.125%	02/15/24	70	73,675
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	74,472

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.850%	01/15/41	110	$122,019
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	100	108,201
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	15	15,600
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	1,025	996,813
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22	75	25,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	144	134,075
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	120	104,440
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	27,598
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23(a)	150	122,250
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)	349	171,010
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	203	202,861
2.419%	11/17/20	195	200,346
3.191%	06/24/23	95	97,929
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	35	37,275
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	137	123,643
7.125%	07/15/20(a)	107	101,115
Sr. Sec’d. Notes
5.125%	08/01/21	80	81,000
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	50	54,997
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	55	55,916
2.700%	03/13/23	170	171,790
2.875%	11/03/22(a)	60	61,914
4.350%	11/03/45	100	108,981
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	430	456,446
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	34	33,478

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	121	$122,815
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	252,113
5.125%	12/15/22(a)	100	102,375
7.375%	06/15/21	100	104,250
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	420	428,356
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22(a)	430	435,104
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	670	693,115
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	126	122,220
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	83	80,095
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49(a)	210	202,125
6.125%(c)	12/29/49(a)	105	105,259
6.300%(c)	12/29/49(a)	271	260,291
Sr. Unsec’d. Notes
2.700%	03/30/21	75	75,547
3.700%	01/12/26(a)	320	328,390
3.875%	10/25/23	820	858,703
4.950%	11/07/43	140	150,835
8.125%	07/15/39	42	62,131
Sub. Notes
4.300%	11/20/26	230	228,891
4.400%	06/10/25	260	265,125
4.600%	03/09/26(a)	305	312,727
5.500%	09/13/25	115	125,846
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	214	57,780
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	35,000
9.000%	03/15/19(a)	830	591,375
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20(a)	250	256,225
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	1,478	1,470,610
6.500%	11/15/22	27	25,717
7.625%	03/15/20	1,019	934,933
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	53	50,549
Gtd. Notes, 144A
5.375%	02/01/25(a)	15	14,644

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	100	$109,281
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24	7	2,240
8.500%	12/15/19	15	6,600
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	243,705
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	96,866
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	100	99,400
7.350%	11/15/19	150	173,149
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	111	48,285
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	11/06/20	350	343,875
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20	19	19,380
5.250%	05/30/25	211	215,747
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21(a)	94	75,435
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	343,875
Colony Capital, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21	546	488,329
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	282,768
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	400	416,464
4.600%	08/15/45	325	360,560
4.750%	03/01/44	185	208,675
6.450%	03/15/37	300	397,698
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	154	136,290
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45(a)	50	54,692
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25(a)	488	492,575
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21(a)	116	116,870
5.500%	06/15/24	100	101,000
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.375%	06/15/20(a)	11	$11,303
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23	350	323,750
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23	137	133,233
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	40	5,000
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	27	27,056
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22	93	91,373
5.500%	04/01/23(a)	179	175,420
6.500%	01/15/22(a)	24	23,940
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	125	135,612
ConocoPhillips Co.,
Gtd. Notes
3.350%	05/15/25(a)	100	95,650
4.300%	11/15/44(a)	58	50,155
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	629,917
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22(a)	55	39,634
8.000%	04/01/23	35	26,152
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	62	54,095
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	180	196,302
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	13	13,163
4.250%	05/01/23	56	57,260
4.750%	11/15/24	25	26,063
4.750%	12/01/25(a)	60	62,100
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	170,890
6.700%	09/15/19	200	232,487
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	29	29,564
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	166	143,071
Corrections Corp. of America,
Gtd. Notes, REIT
4.125%	04/01/20	400	408,000
4.625%	05/01/23	175	176,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24(a)	75	$72,750
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	170,226
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	311	233,250
Gtd. Notes, 144A
6.250%	04/01/23	45	33,300
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	129	96,266
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	40	40,800
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
3.400%	02/15/21	75	76,118
4.450%	02/15/26(a)	220	228,745
5.250%	01/15/23	100	107,875
CSI Compressco LP/Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	45	31,387
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36	80	95,204
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	270	277,317
2.800%	07/20/20	425	441,088
3.875%	07/20/25	115	124,099
4.000%	12/05/23(a)	414	456,386
5.125%	07/20/45(a)	280	324,274
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	25	25,063
4.750%	02/15/23	30	30,450
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24(a)	150	141,750
6.000%	09/15/23	475	467,875
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22(a)	74	75,712
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25(a)	340	336,600
5.125%	07/15/24	76	76,760
5.750%	08/15/22	55	57,406
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21	417	423,033
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	79	81,271

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	100	$102,192
8.100%	05/15/30	230	337,074
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	175	184,603
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	425	177,437
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	100	89,042
5.000%	06/15/45(a)	280	208,983
6.300%	01/15/19	100	101,091
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31(a)	100	98,058
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	81	53,329
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21(a)	10	10,300
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,070	1,064,443
4.250%	03/13/26	250	251,253
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22	250	246,436
4.375%	06/15/21	150	157,231
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	1,520	1,341,400
5.875%	07/15/22	100	94,750
5.875%	11/15/24(a)	494	453,245
6.750%	06/01/21(a)	701	723,783
7.875%	09/01/19	15	16,500
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	350	309,750
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23(a)	200	212,000
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	115	117,596
Sr. Unsec’d. Notes
3.625%	12/01/24	200	202,923
3.900%	10/01/25	210	215,983
4.450%	03/15/21	221	238,950
4.700%	12/01/44	335	336,074
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	466	476,571
8.850%	09/15/21	90	116,075

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	45	$42,750
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	74,806
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	250	252,500
DTE Electric Co.,
Sr. Sec’d. Notes
5.600%	06/15/18	200	218,736
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	48,421
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	129	142,587
First Ref. Mortgage
6.000%	01/15/38	48	61,975
Sr. Unsec’d. Notes, 144A
3.875%	03/15/46	40	40,734
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	04/15/24(a)	485	507,065
5.050%	09/15/19	675	738,631
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	136	146,938
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	100	123,645
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21	180	185,842
4.375%	06/15/22	105	110,579
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	246	205,410
7.375%	11/01/22(a)	275	254,375
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	25	26,406
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	67	63,260
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	27,027
4.000%	11/02/32	24	24,283
Sr. Unsec’d. Notes
6.950%	03/20/19	65	73,764
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	155,973
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	200	220,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	125	$126,131
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23(a)	21	21,735
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36(a)	546	527,130
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19	156	164,970
Gtd. Notes, 144A
6.000%	02/15/21(a)	115	112,125
Enable Midstream Partners LP,
Ltd. Gtd. Notes
3.900%	05/15/24	305	241,124
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22(a)	150	142,125
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.750%	01/15/22	34	34,680
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23(a)	200	188,250
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25(a)	350	351,750
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24(a)	120	102,600
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	384	333,124
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	130	125,450
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	100	69,787
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	157	159,355
Entergy Arkansas, Inc.,
First Mortgage
3.500%	04/01/26	15	16,028
3.750%	02/15/21	465	501,644
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	875	873,403
3.900%	02/15/24	440	444,738
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22(a)	42	42,630
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	150	142,139

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	37	$17,020
7.750%	09/01/22	200	93,000
9.375%	05/01/20	450	226,969
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22	200	208,250
5.750%	01/01/25	24	25,200
5.875%	01/15/26(a)	89	93,851
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20	120	130,532
6.250%	06/15/17	305	312,946
6.650%	01/15/18	150	157,645
Equity One, Inc.,
Gtd. Notes, REIT
3.750%	11/15/22	61	61,176
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16	19	19,003
5.625%	03/15/42	22	24,761
7.000%	10/15/37	150	191,322
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	217,512
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21	108	120,172
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	71	69,047
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	125	31,250
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	06/15/25	125	129,551
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	322,060
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26(a)	145	150,128
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	485	493,265
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	115	109,392
4.550%	04/01/46(a)	35	35,970
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	75	65,813
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	71,355
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	145,697

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Fifth Third Bank,
Sr. Unsec’d. Notes
2.300%	03/15/19	270	$272,437
2.375%	04/25/19	200	202,170
Sub. Notes
3.850%	03/15/26	200	204,880
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	485	489,850
Sec’d. Notes, 144A
5.750%	01/15/24(a)	1,280	1,279,872
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	155	155,194
5.375%	08/15/23	360	369,000
6.750%	11/01/20	435	457,403
First Industrial LP,
Sr. Unsec’d. Notes, MTN
7.500%	12/01/17	151	161,992
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	410	430,892
5.625%	04/01/34	100	125,279
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	85	85,278
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17	200	199,749
2.375%	03/12/19	200	200,909
3.000%	06/12/17	250	253,301
3.200%	01/15/21(a)	220	224,863
3.336%	03/18/21(a)	200	205,809
3.664%	09/08/24(a)	505	509,988
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26(a)	220	233,008
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21	250	275,645
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	100	77,000
Freeport-McMoRan, Inc.,
Gtd. Notes
3.100%	03/15/20(a)	65	48,750
3.550%	03/01/22(a)	300	209,250
3.875%	03/15/23(a)	315	213,413
5.400%	11/14/34	241	147,613
5.450%	03/15/43	202	123,725
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/19	30	30,825
8.500%	04/15/20	200	206,880
9.250%	07/01/21(a)	263	268,260
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22	195	199,875
11.000%	09/15/25(a)	1,110	1,115,550
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	45	36,787

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23(a)	109	$118,265
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20(a)	1,257	1,287,721
3.373%	11/15/25	357	380,953
4.418%	11/15/35	1,012	1,099,430
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	200	158,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23(a)	307	325,088
3.150%	09/07/22	101	107,684
5.500%	01/08/20	145	166,323
6.000%	08/07/19	100	115,287
6.875%	01/10/39	100	144,800
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	82,140
5.875%	01/14/38	100	130,290
6.750%	03/15/32(a)	294	399,957
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	236	243,080
Sr. Unsec’d. Notes
2.700%	10/09/22	85	88,403
4.125%	10/09/42(a)	110	116,006
4.500%	03/11/44(a)	220	245,575
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	177,703
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	700	733,523
5.200%	04/01/45(a)	110	103,408
6.750%	04/01/46(a)	160	181,883
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19(a)	355	359,245
3.250%	05/15/18	101	102,681
4.000%	01/15/25	245	237,947
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	54	45,360
6.000%	05/15/23	27	23,760
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	100	64,500
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22	150	151,875
6.625%	02/15/21	350	362,250
Georgia Power Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26	65	66,604
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26(a)	85	90,324

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.400%	12/01/21	200	$223,422
4.500%	02/01/45(a)	50	52,960
4.600%	09/01/35	45	48,839
4.750%	03/01/46	160	175,135
4.800%	04/01/44	85	93,087
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22(g)	30	22,350
7.000%	06/15/23(g)	25	18,625
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23(a)	85	85,000
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	55	55,275
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)	220	215,050
Sr. Unsec’d. Notes
2.750%	09/15/20	155	157,253
2.875%	02/25/21(a)	125	127,198
3.500%	01/23/25(a)	460	464,291
3.625%	01/22/23	125	128,928
3.750%	02/25/26(a)	485	497,403
4.000%	03/03/24	185	193,976
4.750%	10/21/45	110	114,974
5.250%	07/27/21	350	393,969
5.750%	01/24/22	200	230,744
5.950%	01/18/18	350	375,337
6.150%	04/01/18	255	275,857
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	600	691,117
Sub. Notes
4.250%	10/21/25(a)	55	55,923
5.150%	05/22/45	340	345,400
6.450%	05/01/36	455	527,558
6.750%	10/01/37	200	238,887
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	85	30,600
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23(a)	85	86,913
7.000%	05/15/22	50	53,625
8.750%	08/15/20	350	410,375
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19	347	354,871
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	63	65,363
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	100	105,500
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	300	284,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23(a)	60	$59,250
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19(a)	56	50,400
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	150	136,755
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	350	355,250
Halcon Resources Corp.,
Sec’d. Notes, 144A
13.000%	02/15/22(g)	130	38,675
Halliburton Co.,
Sr. Unsec’d. Notes
2.700%	11/15/20	105	106,599
3.500%	08/01/23	100	100,976
5.000%	11/15/45(a)	95	92,847
8.750%	02/15/21	100	124,774
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	121,511
Halyard Health, Inc.,
Gtd. Notes
6.250%	10/15/22	40	39,850
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	145	98,600
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	30	26,700
9.750%	08/01/18	17	16,745
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45(a)	125	133,183
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	140	150,500
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,897	1,917,753
5.875%	05/01/23(a)	100	104,875
5.875%	02/15/26(a)	100	103,000
7.500%	02/15/22(a)	1,350	1,528,875
Sr. Sec’d. Notes
4.250%	10/15/19	90	92,756
5.250%	04/15/25(a)	53	54,590
5.250%	06/15/26	75	76,875
5.875%	03/15/22	123	133,147
6.500%	02/15/20	49	53,777
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	1,265	1,247,603
3.150%	08/01/22	75	71,786
4.000%	12/01/22	190	190,951
4.000%	06/01/25	270	259,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HD Supply, Inc.,
First Ref. Mortgage, 144A
5.750%	04/15/24	34	$34,935
Gtd. Notes
7.500%	07/15/20(a)	130	137,963
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	400	420,000
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19	68	70,040
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	50	50,650
5.750%	09/15/25	400	404,200
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	87	70,035
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20(a)	575	581,670
6.250%	10/15/22(a)	225	225,000
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	40	43,499
8.125%	02/15/19	205	225,233
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20(a)	1,008	836,640
10.000%	04/15/20	33	29,700
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22	28	28,072
7.250%	10/01/20	50	51,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	180	151,650
5.750%	10/01/25	75	64,500
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	249	257,715
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21(a)	50	51,810
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	100	121,201
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	350	364,875
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	155,165
3.750%	02/15/24	110	121,697
4.250%	04/01/46	105	115,583
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	17,590
4.375%	09/15/21	91	95,101
4.650%	12/09/21	150	158,752

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.000%	09/15/41	95	$85,441
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	499,132
2.350%	03/05/20	500	494,915
2.750%	08/07/20	200	200,930
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	155	157,486
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	250,409
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20(a)	325	321,750
Gtd. Notes, 144A
5.125%	11/15/22	225	218,250
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	172	169,635
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20(a)	85	82,663
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	143	105,820
IHS, Inc.,
Gtd. Notes
5.000%	11/01/22	85	88,081
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.240%(c)	12/21/65	215	174,150
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.490%(c)	12/21/65	275	222,750
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	375	385,313
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	50,554
4.550%	03/15/46	75	77,173
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	100	74,750
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	703	639,730
Sr. Sec’d. Notes, 144A
5.750%	08/15/20(a)	134	138,020
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23(a)	229	220,985
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	94,078
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	45	45,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	201	$210,185
4.900%	07/29/45(a)	280	314,039
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	332,221
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.375%	08/01/23	105	111,162
3.625%	02/12/24	110	118,154
4.000%	06/20/42	100	101,723
5.600%	11/30/39	50	61,699
6.220%	08/01/27	110	143,788
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	305,190
6.500%	02/15/25	400	396,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18(a)	747	751,258
6.250%	05/15/19(a)	550	586,437
8.250%	12/15/20(a)	200	233,500
8.625%	01/15/22	190	228,475
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23(a)	105	105,263
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	344	355,180
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22	270	275,464
4.000%	01/30/24	103	108,433
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24	72	73,800
6.000%	08/15/23	225	236,250
Gtd. Notes, REIT, 144A
6.000%	10/01/20	65	68,494
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21(a)	35	36,050
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	170	170,168
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	170	181,360
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	21	21,577
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	100	102,680
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18	264	495,990
7.500%	05/01/17	35	35,070

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22	195	$198,772
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	150	169,365
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	60	62,532
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	100	92,000
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	265	270,206
2.450%	09/11/20	100	102,380
2.800%	03/06/23	380	386,276
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	103,171
5.000%	03/30/20	100	108,981
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	50,283
5.300%	10/01/41	175	198,661
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	25	26,695
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	65,546
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	276	305,428
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23	265	262,323
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	230	191,784
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20	200	198,500
8.750%	01/15/23	100	95,750
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	500	501,250
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	50	52,875
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	125	124,375
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	55	49,777
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	395	429,975
6.125%	08/23/18	100	110,220

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
2.800%	07/02/20	475	$487,892
5.200%	07/15/45(a)	205	229,372
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	194	154,230
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	197,658
7.500%	04/01/31	200	261,241
7.700%	06/01/29	150	200,879
Sr. Unsec’d. Notes
3.300%	01/15/21	180	190,138
3.850%	08/01/23	185	198,917
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	100	109,750
6.625%	04/01/21	250	281,225
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	120,671
2.500%	11/01/18	105	105,891
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	50	52,500
Lear Corp.,
Gtd. Notes
5.375%	03/15/24	250	260,000
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	185	181,763
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22(a)	91	93,957
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23(a)	73	73,821
5.375%	05/01/25(a)	367	371,587
7.000%	06/01/20	47	49,030
Gtd. Notes, 144A
5.250%	03/15/26	47	47,353
5.375%	01/15/24	378	382,725
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	25	25,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	75	81,325
7.800%	03/07/87	116	126,440
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	245,992
8.500%	05/15/25	100	126,172
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	140	138,310
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21(a)	50	52,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	95	$96,187
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	135	146,596
6.250%	02/15/20	100	111,726
LinkedIn Corp.,
Sr. Unsec’d. Notes
0.500%	11/01/19	937	848,571
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22	30	30,525
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	142,845
3.550%	01/15/26(a)	75	79,445
3.800%	03/01/45	85	82,606
4.070%	12/15/42	108	109,126
4.700%	05/15/46(a)	238	266,115
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	10	10,906
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	120	133,332
5.500%	10/15/35	100	121,382
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19	170	155,975
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	175	169,750
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	195	194,424
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	85	83,513
Mack-Cali Realty LP,
Sr. Unsec’d. Notes, REIT
7.750%	08/15/19	73	80,120
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	70,291
4.300%	02/15/43	155	116,532
7.450%	07/15/17	195	208,824
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	209,331
5.000%	03/01/26	100	108,143
5.150%	10/15/43	72	67,338
6.400%	07/15/18	250	271,228
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	14	13,440
4.750%	04/15/23(a)	30	24,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20(a)	55	$51,535
5.500%	04/15/25(a)	70	61,775
5.625%	10/15/23(a)	387	351,203
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	106	91,955
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	150	151,125
4.375%	04/01/26	85	86,539
4.450%	04/01/25	47	48,753
5.950%	03/15/22	25	27,500
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	45	47,025
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	384	383,136
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23(a)	146	125,195
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	115	106,223
4.875%	12/09/45	145	158,408
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	160	159,459
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	330	349,567
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	02/15/22	18	18,945
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22(a)	675	715,914
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23	125	130,434
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22(a)	43	45,795
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	144,620
Sr. Unsec’d. Notes
4.125%	08/13/42	135	128,910
4.600%	05/13/46(a)	70	71,761
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.000%	04/14/20(a)	500	497,453
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	390	393,742
3.875%	04/11/22(a)	560	597,831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20(a)	250	$256,250
6.000%	03/15/23(a)	1,170	1,210,950
6.625%	12/15/21(a)	95	101,887
6.750%	10/01/20(a)	210	227,220
7.750%	03/15/22(a)	460	512,325
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	100	104,750
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25(a)	30	24,319
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23(a)	112	91,560
5.250%	01/15/24(a)	425	342,125
5.625%	01/15/26	26	20,540
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	88	96,580
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22(a)	85	87,569
3.500%	11/15/42	265	255,396
3.625%	12/15/23	58	63,519
3.750%	02/12/45(a)	90	89,149
4.450%	11/03/45(a)	240	266,200
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	70	64,400
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	98	78,218
MMC Energy, Inc.,
Gtd. Notes, 144A
2.511%^(i)	10/15/20	60	—
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	82	59,245
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49(a)	160	151,200
Sr. Unsec’d. Notes
2.800%	06/16/20(a)	440	448,013
3.750%	02/25/23	425	442,835
3.875%	04/29/24	1,080	1,132,804
4.300%	01/27/45(a)	205	206,279
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	265	267,785
3.875%	01/27/26	230	239,938
5.500%	01/26/20	250	278,615
5.500%	07/28/21	450	513,560
7.300%	05/13/19	600	690,551
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	200	222,554
Sub. Notes
3.950%	04/23/27	410	410,433
5.000%	11/24/25(a)	350	378,776

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23(a)	88	$91,971
5.450%	11/15/33	281	288,906
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22(a)	229	226,710
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22(a)	139	144,560
MPLX LP,
Gtd. Notes, 144A
4.500%	07/15/23	55	50,720
4.875%	12/01/24	758	699,814
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	85	87,763
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	34,073
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	290	290,107
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21(a)	385	326,673
5.000%	09/15/20(a)	50	43,212
National City Corp.,
Sub. Notes
6.875%	05/15/19	125	140,709
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	89	85,440
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	37	36,194
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	215	218,375
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22	52	44,850
7.875%	10/01/20(a)	104	99,580
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	150	206,792
9.375%	08/15/39	100	147,428
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	22	14,575
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	97	34,920
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	100	111,820
6.400%	04/30/40	103	137,820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	35	$36,837
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19	31	31,620
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	15	14,850
6.375%	12/15/23	20	20,600
Neiman Marcus Group Ltd.,
Gtd. Notes, 144A
8.000%	10/15/21(a)	225	193,500
Gtd. Notes, PIK, 144A
8.750%	10/15/21	125	96,327
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25	200	216,230
10.875%	10/15/25(a)	300	326,100
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	25	26,173
5.750%	03/01/24	40	42,200
5.875%	02/15/25	125	131,563
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	100	129,606
7.125%	03/15/19	100	114,988
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	57	51,727
7.750%	06/15/26	10	9,350
8.000%	05/01/31	57	53,865
8.700%	05/01/30(a)	78	74,880
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	25,350
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46(a)	15	16,296
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	30	27,300
5.625%	07/01/24(a)	118	110,625
5.750%	01/30/22	65	63,355
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)	410	425,375
Gtd. Notes, 144A
6.125%	02/15/22	45	44,663
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	154,250
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	36	21,240
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	50	49,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22(a)	705	$722,625
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	185	195,145
5.450%	09/15/20	445	496,914
5.650%	02/01/45	139	165,372
6.250%	12/15/40	75	94,541
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21	59	59,295
Sr. Unsec’d. Notes
5.250%	11/15/43	160	137,789
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	105,685
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105	100	111,779
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45(a)	125	123,697
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	252,024
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	194	217,802
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20(a)	140	141,302
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24(a)	200	183,500
7.875%	05/15/21(a)	250	249,063
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	50	46,500
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20(a)	80	81,150
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	90	93,802
5.200%	08/01/43	152	154,676
5.850%	06/01/18	50	53,821
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	50	32,750
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	241	178,340
7.250%	02/01/19	13	9,913
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	200	197,442

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44	45	$44,768
5.375%	11/01/40	90	102,601
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	140	159,283
6.600%	03/01/33	75	95,271
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	125	136,349
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25(a)	670	631,230
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	775	790,614
4.125%	05/15/45(a)	300	306,504
6.500%	04/15/38	100	133,198
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	10	10,375
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	199	200,493
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	23	23,575
5.625%	02/15/24(a)	329	342,571
5.875%	03/15/25	46	47,955
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22	100	102,258
5.875%	08/15/23(a)	16	16,670
6.375%	08/15/25(a)	11	11,564
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26	230	232,338
3.400%	08/15/24	240	250,393
4.300%	03/15/45(a)	75	80,771
4.750%	02/15/44	105	119,500
6.050%	03/01/34	260	331,536
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39(a)	50	72,151
PacifiCorp,
First Mortgage
2.950%	02/01/22	625	650,757
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	37	26,640
7.500%	08/01/20(a)	21	16,459
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23(a)	50	51,125
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23	79	74,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23(a)	28	$26,110
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	151,385
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	48	6,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,290
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.500%	02/22/19	110	111,307
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	280	278,548
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	205	212,217
4.250%	11/10/44	160	169,348
Phillips 66,
Gtd. Notes
4.875%	11/15/44	185	185,337
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	106	106,397
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24	20	20,934
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	490	422,556
5.750%	01/15/20	415	432,672
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	305	299,663
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	315	317,967
Sub. Notes
2.700%	11/01/22	765	759,714
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	170	160,437
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20	150	164,308
5.125%	02/08/20	100	111,412
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	130	129,350
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22(a)	650	687,375
Gtd. Notes, 144A
6.750%	12/01/21	78	82,193
7.750%	03/15/24(a)	471	516,923

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.000%	07/15/25	49	$54,390
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	113,959
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	64	69,636
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43	105	108,063
6.700%(c)	03/30/67	345	262,200
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	50	50,625
6.375%	03/01/24	35	36,487
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	55	47,850
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	26	26,052
8.875%	05/15/19	200	237,611
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	100	130,687
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	320	324,302
Prologis LP,
Gtd. Notes
3.750%	11/01/25	95	99,127
4.250%	08/15/23	30	32,357
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	100	104,546
4.300%	11/15/23	74	75,296
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	31	31,078
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	52,860
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.800%	03/01/46	85	86,781
Sec’d. Notes, MTN
3.650%	09/01/42	56	55,460
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	285	217,492
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26	43	44,236
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	192	167,040
5.375%	10/01/22	85	74,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	$41,500
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	428	423,971
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	195,712
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25(a)	88	85,360
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	45	46,165
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	25	20,750
7.750%	02/15/31	160	133,600
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	40	43,744
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	31	32,101
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21	200	142,000
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	57	49,163
Gtd. Notes, 144A
4.875%	05/15/25	250	218,750
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	83	83,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21(a)	300	309,750
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22(a)	370	382,950
5.750%	02/01/25(a)	20	20,100
Regency Centers LP,
Gtd. Notes, REIT
6.000%	06/15/20	83	93,499
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	25	22,058
5.000%	10/01/22	81	76,122
5.500%	04/15/23(a)	450	401,143
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	330	366,404
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21(a)	25	25,687

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25(a)	230	$253,056
5.850%	08/15/45	230	280,867
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/21	35	35,875
5.000%	04/15/23(a)	175	178,937
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23	63	55,125
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	602	638,120
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	290	288,550
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	200	195,000
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	31	20,615
5.625%	11/15/23	34	22,159
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	9	10,193
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23(a)	275	286,687
Ruby Tuesday, Inc.,
Gtd. Notes
7.625%	05/15/20	26	25,480
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	622	633,570
Sabine Oil & Gas Corp.,
Gtd. Notes
9.750%(i)	02/15/17	34	1,020
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	482	457,900
5.625%	03/01/25(a)	200	190,750
5.750%	05/15/24	100	95,500
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	125	127,175
5.375%	04/15/23(a)	290	297,613
Safeway, Inc.,
Gtd. Notes
5.000%	08/15/19	4	3,840
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	175	182,875
5.750%	06/01/22	100	104,625
Gtd. Notes, REIT
5.625%	12/01/25	50	53,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	98	$101,768
Gtd. Notes, 144A
2.400%	08/01/22	255	247,594
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	70	56,700
Sr. Sec’d. Notes, 144A
7.000%	01/01/22(a)	40	40,800
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	350	369,250
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24(a)	140	145,250
5.250%	04/01/23(a)	87	92,003
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	1,170	1,170,824
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21(a)	90	90,225
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	153	151,233
4.050%	12/01/23	225	236,518
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19	438	436,625
6.750%	04/15/20	318	350,107
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	154	154,770
5.000%	10/01/25	192	193,440
5.625%	11/01/24(a)	22	22,880
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26(a)	400	426,000
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	770	798,883
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	313,500
5.375%	05/15/24	70	74,025
7.500%	04/01/27	100	115,000
8.000%	11/15/21	25	29,250
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	75	81,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22(a)	55	49,981
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
3.500%	09/01/25	55	57,852

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21(a)	468	$482,625
6.125%	10/01/22(a)	85	89,356
6.375%	11/01/21	40	42,200
Gtd. Notes, 144A
5.625%	08/01/24(a)	125	125,625
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	25	24,594
5.750%	08/01/21(a)	166	173,677
6.000%	07/15/24(a)	950	999,875
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	55	56,513
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22	35	36,094
5.000%	08/15/18	8	8,402
7.750%	03/15/20	677	792,634
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	433	300,801
6.500%	11/15/21	181	133,487
6.500%	01/01/23	50	35,250
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	50	53,125
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	58	58,870
5.875%	08/01/21	71	73,485
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	55	55,275
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	130	124,751
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	195	193,909
5.250%	07/15/43	15	14,609
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	140	128,329
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	44,272
5.650%	03/01/20	495	508,745
8.000%	10/01/19	260	285,852
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,181
5.950%	09/25/43	38	40,053
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	36,125
6.125%	12/15/24	369	393,907
6.625%	11/15/22	25	27,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	805	$587,650
6.900%	05/01/19(a)	240	208,200
8.750%	03/15/32	809	633,043
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20(a)	400	400,000
Sr. Unsec’d. Notes
6.000%	11/15/22	152	111,150
8.375%	08/15/17(a)	75	74,156
9.125%	03/01/17	31	31,543
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	110	81,675
7.250%	09/15/21	100	76,375
7.625%	02/15/25(a)	300	222,750
7.875%	09/15/23(a)	2,125	1,625,179
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23	32	33,040
Standard Industries Inc,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21(a)	23	23,546
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24(a)	80	81,200
5.500%	02/15/23	38	38,855
6.000%	10/15/25	34	35,955
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49(a)	110	111,386
Sr. Sub. Notes
3.100%	05/15/23	96	96,930
Sr. Unsec’d. Notes
2.550%	08/18/20	68	70,034
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	50	52,937
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	60	60,600
5.500%	10/01/24(a)	90	91,125
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	110	109,725
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	150	152,959
3.500%	03/15/26	35	36,272
4.625%	03/15/46	85	90,774
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	172	163,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	20	14,200
7.500%	07/01/21	26	20,410

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	280	$257,029
4.650%	02/15/22	150	145,418
5.300%	04/01/44	215	177,357
5.350%	05/15/45(a)	160	134,376
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	50	50,031
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	65	65,451
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	170	144,075
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21(a)	245	251,499
4.500%	07/23/25(a)	310	318,862
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19	75	75,459
2.500%	07/15/21	65	65,755
Talen Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	06/01/25(a)	75	62,250
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	21,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23(a)	125	115,313
Gtd. Notes, 144A
6.750%	03/15/24(a)	70	68,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	10	9,575
5.875%	04/15/23(a)	43	41,280
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	269,323
Team Health, Inc.,
Gtd. Notes, 144A
7.250%	12/15/23	90	96,300
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	108,729
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	176	189,200
Gtd. Notes, 144A
4.875%	09/15/21	103	106,090
5.500%	09/15/24	155	159,650
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24	75	76,781
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.625%	10/15/23	413	424,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	83	$83,207
4.500%	04/01/21	253	254,265
4.750%	06/01/20(a)	365	374,125
6.000%	10/01/20	63	67,095
6.250%	11/01/18(a)	30	31,950
Sr. Unsec’d. Notes
5.000%	03/01/19(a)	88	87,010
6.750%	02/01/20	43	43,000
6.750%	06/15/23(a)	1,080	1,034,100
8.000%	08/01/20(a)	424	436,190
8.125%	04/01/22(a)	320	329,200
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	18	18,495
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	675	653,063
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22(a)	93	69,750
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23(a)	48	38,880
6.125%	06/15/25(a)	75	58,500
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	30	29,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	500	500,000
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	175,657
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	295	279,019
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	135	142,312
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	426,313
5.850%	04/15/40	100	109,403
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	300	316,976
5.500%	09/01/41	230	228,094
7.300%	07/01/38	97	113,781
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	140	177,851
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44	45	44,010
4.750%	03/29/21	540	595,509
4.850%	07/15/45(a)	360	366,218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	160	$141,950
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	125	129,844
6.633%	04/28/21	349	364,705
6.731%	04/28/22	1,193	1,246,446
Gtd. Notes, 144A
6.000%	04/15/24	22	22,275
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	46	45,540
5.625%	01/15/24	35	36,050
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22(a)	28	25,900
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	100	122,156
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.700%	02/19/19	170	171,587
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25(a)	335	346,094
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26	75	85,779
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	150	150,450
6.000%	07/15/22(a)	58	57,783
6.500%	07/15/24(a)	130	128,986
6.500%	05/15/25	145	141,737
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22(a)	199	109,947
6.500%	11/15/20(a)	14	9,800
7.125%	12/15/21(a)	43	29,025
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22(a)	11	11,247
Gtd. Notes, 144A
6.000%	02/15/24(a)	25	26,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22	200	200,000
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	195	176,943
5.250%	06/01/22	105	94,500
Tronox Finance LLC,
Gtd. Notes, 144A
7.500%	03/15/22(a)	120	90,000
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18	111	109,335

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
UCI International, Inc.,
Gtd. Notes
8.625%(i)	02/15/19(g)	200	$38,500
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	80	5,600
6.125%	10/01/24	61	4,575
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	75	46,313
Unit Corp.,
Gtd. Notes
6.625%	05/15/21(g)	123	61,807
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	93	96,415
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24(a)	105	105,000
6.125%	06/15/23(a)	280	289,100
7.625%	04/15/22(a)	500	532,500
Sr. Sec’d. Notes
4.625%	07/15/23	35	34,781
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	90	93,408
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19	120	120,994
2.125%	03/15/21	135	136,181
2.700%	07/15/20	120	124,655
2.750%	02/15/23	29	29,528
2.875%	03/15/22	55	56,986
3.950%	10/15/42	210	211,280
4.700%	02/15/21	95	107,447
4.750%	07/15/45(a)	40	45,868
5.800%	03/15/36	100	127,149
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	60	58,575
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	100	102,000
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	250	248,750
5.125%	02/15/25	250	246,875
6.750%	09/15/22(a)	193	204,580
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	154	159,116
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21	150	159,000
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18	70	72,800
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	66	66,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	110	$91,300
6.750%	08/15/21	44	35,860
7.000%	10/01/20	61	51,240
7.250%	07/15/22(a)	725	580,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23(a)	44	34,595
5.625%	12/01/21	45	35,437
5.875%	05/15/23(a)	1,475	1,156,031
6.125%	04/15/25(a)	351	270,270
6.750%	08/15/18(a)	9	8,167
7.500%	07/15/21(a)	808	673,161
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
2.000%	02/15/18	273	273,352
2.700%	04/01/20	254	255,736
4.250%	03/01/22	270	285,607
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	13	13,097
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	773	795,369
3.500%	11/01/24(a)	210	220,334
3.850%	11/01/42	760	690,164
4.500%	09/15/20	1,114	1,229,882
4.522%	09/15/48(a)	71	71,121
4.672%	03/15/55(a)	66	63,360
4.862%	08/21/46(a)	811	855,217
5.012%	08/21/54	55	55,178
5.850%	09/15/35	100	115,801
6.400%	09/15/33	9	11,070
6.550%	09/15/43	440	579,580
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30	300	396,876
8.750%	08/15/31	300	404,513
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	300	294,748
3.250%	03/15/23	96	92,889
3.875%	12/15/21	150	155,859
4.375%	03/15/43	270	208,719
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25	20	16,750
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	337,401
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25(a)	340	354,917
4.300%	12/14/45	175	191,451
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	65	68,087

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	04/01/25	90	$92,475
7.500%	06/15/21	55	65,175
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.300%	11/18/21	69	71,051
3.800%	11/18/24	285	293,266
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	335	354,879
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	54	55,042
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21	12	11,910
Weingarten Realty Investors,
Sr. Unsec’d. Notes, REIT
4.450%	01/15/24	90	92,928
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21(a)	1,585	1,605,019
Sr. Unsec’d. Notes, MTN
2.550%	12/07/20	419	426,679
3.500%	03/08/22(a)	990	1,055,356
Sub. Notes
3.450%	02/13/23	225	230,742
5.375%	11/02/43	310	350,396
Sub. Notes, GMTN
4.300%	07/22/27	195	206,904
4.900%	11/17/45	85	91,234
Sub. Notes, MTN
4.100%	06/03/26	724	759,873
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23	130	129,861
4.000%	06/01/25(a)	100	100,055
4.250%	04/01/26	260	263,475
4.500%	01/15/24	227	235,646
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	100	91,730
Western Digital Corp.,
Sec’d. Notes, 144A
7.375%	04/01/23	39	39,780
Sr. Unsec’d. Notes, 144A
10.500%	04/01/24	85	85,213
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	160	137,084
5.375%	06/01/21	121	117,083
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	46	40,940
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	27	23,963

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	78	$54,015
5.750%	03/15/21(a)	200	133,000
6.250%	04/01/23(a)	250	168,125
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22	300	278,571
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22	30	23,025
7.500%	04/01/23(a)	507	378,983
7.750%	10/01/21	780	636,188
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	42,808
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	50	44,000
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22(a)	104	102,960
Sr. Sec’d. Notes, 144A
5.625%	04/15/22	75	76,125
6.000%	01/15/21	368	376,280
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	380	264,100
6.000%	01/15/22	159	116,070
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	390	367,575
Sr. Unsec’d. Notes
5.375%	03/15/22(a)	45	45,380
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	625	685,758
6.500%	07/01/36	140	181,348
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	78	80,616
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	512	841,600
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22(a)	240	233,100
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21	95	90,250
3.875%	11/01/20	70	68,600
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)	505	504,051
10.125%	07/01/20	37	39,590
Sr. Unsec’d. Notes
6.375%^	05/15/25	35	34,216

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22(a)	580	$629,300
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	40,961

			265,242,395

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	118	76,110

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	125	39,612
Gtd. Notes, RegS
6.000%	11/15/26	88	27,148

			66,760

TOTAL CORPORATE BONDS (cost $326,847,542)			321,670,815

FOREIGN GOVERNMENT BONDS — 0.6%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25	400	364,000
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17	150	151,102
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38(a)	440	293,700
8.280%	12/31/33	275	328,385
11.689%(s)	12/15/35	1,100	116,600
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	200	171,500
7.125%	01/20/37	80	80,800
8.000%	01/15/18	87	91,867
8.250%	01/20/34	112	125,160
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26	200	204,500
6.125%	01/18/41	262	275,100
7.375%	09/18/37	100	118,250
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44	200	180,500
7.158%	03/12/45	200	181,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23	200	211,023
6.625%	07/14/20	150	164,775
6.750%	11/05/19	100	109,714

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.875%	01/29/26	100	$106,250
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24	170	174,250
7.450%	04/30/44	230	241,500
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24	200	166,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
7.750%	01/24/23	50	49,000
8.250%	04/10/32	79	74,853
Unsec’d. Notes, RegS
6.375%	01/18/27	100	86,500
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24	200	211,500
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	246	272,622
5.375%	03/25/24	160	179,189
5.750%	11/22/23	160	182,240
6.375%	03/29/21	166	188,586
7.625%	03/29/41	40	56,640
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22	150	198,247
9.400%	02/01/21	50	65,842
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
5.875%	03/13/20	100	111,219
6.625%	02/17/37	250	289,829
Sr. Unsec’d. Notes, MTN, RegS
3.375%	04/15/23	200	195,388
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24	200	183,500
5.750%	12/31/32	150	138,375
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	200	205,000
8.000%	03/15/39	100	106,750
Unsec’d. Notes
10.625%	06/20/17	49	53,165
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, EMTN
9.000%	03/20/17	110	114,061
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19	100	98,236
6.375%	03/09/20	170	171,268
6.600%	11/27/26	60	58,206
Sr. Unsec’d. Notes, MTN, RegS
8.250%	04/12/21	170	184,137
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21	100	115,948
7.375%	02/11/20	100	118,450

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	2,400	$156,418
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		424	444,140
5.550%	01/21/45		190	210,425
5.750%	10/12/2110		50	50,625
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21(a)		100	103,500
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22		200	204,200
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17		100	103,306
7.250%	04/15/19		200	210,315
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		200	202,000
6.700%	01/26/36		150	191,250
8.875%	09/30/27		163	233,497
9.375%	04/01/29		120	178,800
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		200	201,000
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, MTN
5.250%	09/28/17	EUR	700	838,509
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		100	124,500
8.750%	11/21/33		152	224,580
Sr. Unsec’d. Notes, RegS
8.200%	08/12/26	PEN	189	62,051
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		270	410,531
10.625%	03/16/25		70	114,803
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23		75	75,187
3.250%	04/06/26		100	99,854
4.000%	01/22/24		120	128,124
5.000%	03/23/22		200	223,290
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		150	154,200
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, RegS
9.500%	11/19/25		200	188,000
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21		250	279,375
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
4.375%	08/22/23		174	184,999
4.875%	01/22/24		22	24,237
6.750%	02/07/22		62	73,439

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.875%	09/16/23	200	$208,874
5.000%	04/29/20	300	314,970
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	105,885
5.875%	09/16/25	200	216,370
6.250%	03/08/41	100	109,265
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20	200	198,050
6.250%	07/27/21	200	195,076
6.850%	11/03/25	200	190,646
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	200	215,781
5.750%	03/22/24	200	216,920
6.000%	01/14/41	250	269,610
6.750%	04/03/18	100	107,633
7.375%	02/05/25	150	179,775
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22	100	91,500
Unsec’d. Notes, 144A
7.750%	09/01/20	200	187,590
7.750%	09/01/26	100	88,238
Unsec’d. Notes, RegS
7.750%	09/01/27	100	88,255
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	126	117,373
7.625%	03/21/36	39	50,213
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	150	192,000
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.375%	01/13/34	110	39,050
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38	263	88,105
7.650%	04/21/25	237	78,803
7.750%	10/13/19	210	78,750
8.250%	10/13/24	40	13,600
9.000%	05/07/23	120	42,000
9.250%	05/07/28	80	28,200
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20	100	110,813
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	200	164,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $17,254,167)			17,247,727

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	119,159

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	$327,925

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	203,699
5.647%	11/01/40	45	56,000

			259,699

TOTAL MUNICIPAL BONDS (cost $701,810)			706,783

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	234	234,614
Series 2004-27CB, Class A1
6.000%	12/25/34	818	802,921
Series 2004-28CB, Class 3A1
6.000%	01/25/35	997	958,670
Series 2004-32CB, Class 2A5
5.500%	02/25/35	676	673,205
Series 2004-J5, Class 2A1
1.116%(c)	08/25/34	796	780,053
Series 2005-21CB, Class A17
6.000%	06/25/35	1,285	1,243,787
Series 2005-46CB, Class A1
5.750%	10/25/35	834	776,015
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,243	1,184,487
Series 2005-J3, Class 3A1
6.500%	09/25/34	369	367,670
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	519	523,166
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	373	363,464
Banc of America Funding Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	788	740,003
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	370	360,198
Series 2005-6, Class 1A1
2.789%(c)	08/25/35	509	452,995
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.836%(c)	10/25/34	189	158,248
Series 2005-AC6, Class 1A2, IO
4.567%(c)	09/25/35	2,878	435,282
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.436%(c)	03/25/34	654	590,282
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1
1.116%(c)	02/25/35	616	529,153

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-9, Class A7
5.250%	06/25/34	302	$309,284
Series 2004-J3, Class A7
5.500%	05/25/34	144	146,443
Series 2005-HYB1, Class 4A1
2.693%(c)	03/25/35	433	398,834
Series 2006-10, Class 1A11
5.850%	05/25/36	186	168,380
Series 2006-15, Class A1
6.250%	10/25/36	247	227,969
Series 2006-18, Class 2A7
6.000%	12/25/36	405	366,883
Series 2007-16, Class A1
6.500%	10/25/37	939	857,289
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A
2.730%(c)	10/25/35	1,271	1,249,875
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,045	1,873,083
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	822	816,551
Series 2005-6, Class A2
2.650%(c)	09/25/35	562	560,010
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.683%(c)	10/25/34	767	768,735
Series 2005-10, Class 1A1
5.000%	11/25/20	299	280,235
Series 2005-10, Class 12A1
5.250%	11/25/20	38	36,165
Series 2005-7, Class 5A1
4.750%	08/25/20	331	330,274
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	223	276,544
Series 2002-T19, Class A2
7.000%	07/25/42	355	425,355
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	3,447	297,820
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,322	1,445,426
Series 2003-W10, Class 3A5
4.299%	06/25/43	678	728,506
Series 2004-W11, Class 1A1
6.000%	05/25/44	644	764,887
Series 2004-W11, Class 1PO, PO
1.310%(s)	05/25/44	474	440,402
Series 2004-W12, Class 1A2
6.500%	07/25/44	465	566,644
Series 2004-W12, Class 1PO, PO
1.440%(s)	07/25/44	797	739,022
Series 2009-W1, Class A
6.000%	12/25/49	381	439,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	372	$418,287
Series 2003-34, Class SG, IO
6.567%(c)	02/25/33	264	9,827
Series 2003-49, Class YC
4.000%	06/25/23	250	264,029
Series 2003-78, Class B
5.000%	08/25/23	646	697,756
Series 2004-70, Class EB
5.000%	10/25/24	107	116,175
Series 2006-114, Class HD
5.500%	10/25/35	84	84,594
Series 2006-118, Class A2
0.479%(c)	12/25/36	103	102,988
Series 2006-44, Class P, PO
1.540%(s)	12/25/33	77	72,453
Series 2006-77, Class PC
6.500%	08/25/36	157	180,508
Series 2006-8, Class FH
0.686%(c)	03/25/36	773	765,768
Series 2007-109, Class YI, IO
6.017%(c)	12/25/37	865	141,568
Series 2007-30, Class KA
5.000%	07/25/36	472	479,088
Series 2008-85, Class EB
5.000%	09/25/28	85	94,187
Series 2010-111, Class AE
5.500%	04/25/38	197	205,347
Series 2011-37, Class VC
4.500%	01/25/28	302	303,346
Series 2011-52, Class GB
5.000%	06/25/41	816	906,996
Series 2011-84, Class PZ
5.250%	09/25/41	381	470,101
Series 2012-13, Class JP
4.500%	02/25/42	244	259,408
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,607	227,868
Series 2013-31, Class NC
3.000%	04/25/43	554	575,118
Series 2013-4, Class AJ
3.500%	02/25/43	729	766,623
Series 2013-83, Class CA
3.500%	10/25/37	778	816,323
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	288	328,401
Series 2003-W6, Class 1A41
5.398%	10/25/42	590	669,463
Series 2003-W6, Class F
0.786%(c)	09/25/42	657	654,085
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,252,196
Series 2004-W9, Class 1PO, PO
1.290%(s)	02/25/44	668	619,423

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	8	$7,548
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	729	826,207
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.641%(c)	02/25/35	510	501,633
Series 2006-2, Class 1A3
6.000%	08/25/36	422	396,731
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	370	424,338
Series 2768, Class PK
5.000%	03/15/34	134	146,766
Series 2846, Class GB
5.000%	08/15/24	734	796,197
Series 2877, Class PB
5.500%	10/15/34	880	973,928
Series 2902, Class QG
5.500%	12/15/34	301	338,960
Series 3158, Class NE
5.500%	05/15/36	299	332,356
Series 3187, Class Z
5.000%	07/15/36	557	615,401
Series 3443, Class PT
6.500%	03/15/37	806	931,614
Series 3704, Class DC
4.000%	11/15/36	214	227,732
Series 3816, Class HN
4.500%	01/15/41	485	545,037
Series 3819, Class JP
4.000%	08/15/39	151	153,599
Series 3827, Class BM
5.500%	08/15/39	1,028	1,124,233
Series 3829, Class BE
3.500%	03/15/26	1,000	1,073,376
Series 3920, Class LP
5.000%	01/15/34	483	539,088
Series 4054, Class HI, IO
3.000%	05/15/26	2,911	205,222
Series 4168, Class JA
3.500%	02/15/43	657	682,295
Series 4374, Class NC
1.750%	02/15/46	1,552	1,624,800
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,088	1,139,287
Series 304, Class C32, IO
3.000%	12/15/27	1,920	192,583
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	535	575,864
Series 2004-19, Class KE
5.000%	03/16/34	855	975,100
Series 2005-3, Class QB
5.000%	01/16/35	250	285,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-38, Class BG
5.000%	05/16/38	360	$414,239
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,224,063
Series 2011-22, Class WA
5.939%(c)	02/20/37	432	486,558
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	16,187	84,847
Series 2012-H21, Class CF
1.130%(c)	05/20/61	1,893	1,892,504
Series 2012-H24, Class FG
0.860%(c)	04/20/60	528	525,156
Series 2012-H31, Class FD
0.770%(c)	12/20/62	849	837,876
Series 2013-H04, Class BA
1.650%	02/20/63	813	813,480
Series 2013-H05, Class FB
0.830%(c)	02/20/62	775	772,943
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.719%(c)	12/25/34	851	828,821
Series 2004-14, Class 5A1
2.733%(c)	12/25/34	575	549,334
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.536%(c)	09/25/34	343	335,404
Impac CMB Trust,
Series 2004-5, Class 1M3
1.381%(c)	10/25/34	420	380,527
Series 2004-9, Class 1A1
1.196%(c)	01/25/35	911	820,155
Series 2005-4, Class 1A1A
0.976%(c)	05/25/35	397	360,338
Series 2007-A, Class M1, 144A
0.836%(c)	05/25/37	420	388,949
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR12, Class A1
1.216%(c)	12/25/34	2,455	2,038,200
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.591%(c)	12/25/34	375	370,313
Series 2005-A3, Class 4A1
2.810%(c)	06/25/35	399	400,068
Series 2005-A8, Class 2A3
2.557%(c)	11/25/35	429	395,887
Series 2006-S2, Class 2A1
5.000%	06/25/21	107	98,281
Series 2007-A1, Class 3A2
2.796%(c)	07/25/35	1,125	1,106,953
Series 2007-S3, Class 2A3
6.000%	08/25/22	409	405,269
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.736%(c)	11/25/35	3,298	2,780,191
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,673	1,705,546
Series 2005-3, Class 4A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	03/25/20	177	$180,524
Series 2005-6, Class 1A2
5.500%	12/25/35	803	703,222
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	414	421,175
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
1.216%(c)	03/25/28	428	407,120
Series 2003-F, Class A1
1.076%(c)	10/25/28	365	354,858
Series 2004-B, Class A1
0.936%(c)	05/25/29	293	284,579
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.494%(c)	07/25/34	228	225,233
Series 2004-5AR, Class 4A
2.782%(c)	07/25/34	749	715,291
Series 2006-7, Class 1A
5.000%	06/25/21	326	297,741
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.646%(c)	04/25/36	324	266,613
RALI Trust,
Series 2004-QA3, Class CB2
3.722%(c)	08/25/34	1,779	1,788,728
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	510	523,091
Series 2005-A8CB, Class A11
6.000%	07/25/35	2,412	2,263,908
RFMSI Trust,
Series 2003-S14, Class A5
0.836%(c)	07/25/18	118	116,361
Series 2005-S9, Class A5
5.750%	12/25/35	289	266,406
Series 2007-S9, Class 2A1
5.500%	09/25/22	56	55,702
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.632%(c)	07/20/36	979	878,389
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	172	171,652
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	724,930
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	702,958
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.806%(c)	07/25/34	682	651,984
Series 2005-19XS, Class 2A1
0.736%(c)	10/25/35	1,460	1,285,063
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
1.130%(c)	01/19/34	849	813,868
Series 2004-AR1, Class 1A1
1.130%(c)	03/19/34	991	952,698

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.870%(c)	09/25/33	657	$629,232
Series 2003-3XS, Class A8
5.230%	03/25/33	343	339,261
Series 2004-15, Class 1A1
5.375%(c)	09/25/24	975	1,007,281
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	254	255,814
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	171	174,267
Series 2005-AR10, Class 1A4
2.494%(c)	09/25/35	706	695,943
Series 2005-AR12, Class 1A8
2.430%(c)	10/25/35	709	666,886
Series 2005-AR7, Class A3
2.484%(c)	08/25/35	395	385,466
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.615%(c)	06/25/33	1,203	1,203,088
Series 2003-H, Class A1
2.740%(c)	09/25/33	164	163,157
Series 2003-N, Class 2A1
2.668%(c)	12/25/33	475	463,153
Series 2004-DD, Class 2A6
2.833%(c)	01/25/35	1,460	1,440,130
Series 2004-R, Class 2A1
2.745%(c)	09/25/34	367	369,275
Series 2004-W, Class A1
2.754%(c)	11/25/34	711	706,218
Series 2005-AR4, Class 2A2
2.969%(c)	04/25/35	385	384,088
Series 2006-AR2, Class 2A1
2.698%(c)	03/25/36	615	606,341
Series 2006-AR6, Class 7A1
2.760%(c)	03/25/36	651	640,225
Series 2006-AR8, Class 3A1
2.850%(c)	04/25/36	990	948,072
Series 2007-2, Class 3A5
5.250%	03/25/37	324	330,677
Series 2007-7, Class A43
0.936%(c)	06/25/37	145	120,082

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $98,823,765)			99,403,232

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Fannie Mae Principal Strip, Notes, MTN
4.630%(s)	05/15/30	900	586,947
Federal Home Loan Mortgage Corp.
3.500%	03/01/32-04/01/33	11,393	12,084,963
4.000%	02/01/26-10/01/42	2,887	3,103,545
4.500%	09/01/24-03/01/44	1,807	1,987,076
5.000%	04/01/22-10/01/40	2,113	2,303,643
5.500%	06/01/23-06/01/37	983	1,081,520
7.000%	11/01/37	326	384,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
0.920%(c)	11/01/23	1,903	$1,905,181
2.090%	11/01/22	933	940,225
2.330%	01/01/23	978	1,003,781
2.340%	12/01/22	1,985	2,037,754
2.350%	05/01/23	907	931,255
2.370%	12/01/22	787	809,309
2.390%	05/01/23	1,420	1,461,543
2.450%	04/01/23-05/01/23	2,755	2,833,558
2.480%	02/01/25	1,375	1,393,412
2.520%	05/01/23	1,500	1,544,499
2.570%	03/01/23	1,160	1,201,055
2.610%	03/01/23-04/01/25	3,207	3,301,669
2.639%	12/01/22	911	948,920
2.710%	10/01/22	1,213	1,230,987
2.840%	07/01/22	1,350	1,419,146
2.960%	04/01/22	933	984,138
3.030%	12/01/21	1,572	1,662,243
3.070%	02/01/25	1,715	1,809,945
3.440%	11/01/23	1,751	1,892,713
3.500%	08/01/32-07/01/43	14,082	14,858,757
3.540%	10/01/20	1,500	1,609,754
3.770%	09/01/21	1,500	1,635,452
3.805%	05/01/22	880	957,317
3.885%	08/01/25	1,150	1,274,138
4.000%	06/01/32-07/01/43	8,281	8,978,091
4.010%	08/01/21	884	972,680
4.340%	04/01/20	974	1,070,926
4.380%	06/01/21	928	1,030,917
4.500%	06/01/26-04/01/44	2,040	2,227,583
4.630%	01/01/21	583	648,787
4.762%	08/01/26	1,329	1,563,885
5.000%	05/01/23-07/01/41	2,695	2,960,914
5.500%	07/01/21-04/01/37	3,465	3,854,849
6.000%	10/01/22-04/01/39	2,356	2,677,168
7.000%	01/01/39	385	459,001
7.500%	10/01/35	532	659,559
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39	1,006	1,104,331
5.000%	04/15/25	1,651	1,779,880
6.000%	01/15/40	1,068	1,207,162
Tennessee Valley Authority
4.875%	01/15/48	520	618,019
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	775	395,914

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $100,873,837)			103,388,236

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Notes
0.500%	08/31/16(k)	35	35,017
0.500%	01/31/17(k)	35,799	35,772,437
0.750%	12/31/17-02/15/19(a)	2,510	2,502,581
1.750%	05/15/23	10,000	10,137,500
2.125%	08/15/21	10,000	10,415,230
2.750%	11/30/16	10,000	10,146,090
3.625%	02/15/20	1,000	1,097,656
4.250%	11/15/17	10,000	10,564,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips
0.330%(s)	02/15/35	335	$208,833
1.440%(s)	05/15/21	7,700	7,163,803
1.910%(s)	05/15/20	8,160	7,755,966
2.250%(s)	05/15/28	2,465	1,897,234
2.255%(s)	11/15/22	400	359,343
2.400%(s)	02/15/28	6,000	4,654,482
2.486%(s)	05/15/32	10,000	6,833,780
2.500%(s)	11/15/30	400	286,676
2.560%(s)	05/15/31	10,425	7,358,048
2.643%(s)	02/15/29	2,325	1,752,264
2.677%(s)	11/15/32	7,400	4,969,181
2.810%(s)	05/15/33	2,500	1,654,050
2.915%(s)	11/15/33	5,000	3,251,880
3.120%(s)	02/15/34	1,800	1,159,934
3.452%(s)	08/15/22	5,000	4,520,890
3.940%(s)	11/15/31	465	323,919

TOTAL U.S. TREASURY OBLIGATIONS (cost $133,342,955)			134,820,854

TOTAL LONG-TERM INVESTMENTS (cost $2,371,611,582)			2,411,294,140

		Shares
SHORT-TERM INVESTMENTS — 22.9%
AFFILIATED MUTUAL FUND — 22.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $646,236,909; includes $200,971,658 of cash collateral for securities on loan)(b)(w)		646,236,909	646,236,909

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.324%	07/07/16	115	114,927
0.417%	07/07/16	175	174,889

TOTAL U.S. TREASURY OBLIGATIONS (cost $289,704)			289,816

TOTAL SHORT-TERM INVESTMENTS (cost $646,526,613)			646,526,725

TOTAL INVESTMENTS — 108.2% (cost $3,018,138,195)			3,057,820,865
Liabilities in excess of other assets (z) — (8.2)%			(232,375,509)

NET ASSETS — 100.0%			$2,825,445,356

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,301,163 and 0.1% of net assets.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $196,555,561; cash collateral of $200,971,658 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
32	2 Year U.S. Treasury Notes	Jun. 2016	$6,995,500	$7,000,000	$4,500
4	5 Year U.S. Treasury Notes	Jun. 2016	481,344	484,656	3,312
476	10 Year Australian Treasury Bonds	Jun. 2016	360,235,404	360,577,438	342,034
1,501	10 Year U.S. Treasury Notes	Jun. 2016	195,043,742	195,716,328	672,586
64	20 Year U.S. Treasury Bonds	Jun. 2016	10,464,719	10,524,000	59,281
2,149	Euro STOXX 50	Jun. 2016	73,432,608	71,673,274	(1,759,334)
52	FTSE 100 Index	Jun. 2016	4,551,288	4,565,478	14,190
2,018	S&P 500 E-Mini	Jun. 2016	200,358,995	206,996,350	6,637,355
116	SGX CNX Nifty 50 Index	Apr. 2016	1,794,944	1,806,700	11,756

					5,985,680

Short Positions:
54	5 Year U.S. Treasury Notes	Jun. 2016	6,476,766	6,542,859	(66,093)
728	10 Year Canadian Government Bonds	Jun. 2016	79,709,906	79,080,839	629,067
146	10 Year Euro-Bund	Jun. 2016	27,078,140	27,132,964	(54,824)
152	10 Year U.K. Gilt	Jun. 2016	26,448,166	26,463,448	(15,282)
17	10 Year U.S. Treasury Notes	Jun. 2016	2,204,797	2,216,641	(11,844)
2	20 Year U.S. Treasury Bonds	Jun. 2016	327,813	328,875	(1,062)
34	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	5,837,078	5,866,063	(28,985)
506	Russell 2000 Mini Index	Jun. 2016	54,062,850	56,145,760	(2,082,910)
292	TOPIX Index	Jun. 2016	34,413,568	34,961,127	(547,559)

					(2,179,492)

					$3,806,188

(1) Cash of $106,000 and U.S. Treasury Obligations with a combined market value of $31,785,472 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/31/16	BNP Paribas	AUD	3,810	$ 2,743,566	$ 2,911,602	$ 168,036
Expiring 05/31/16	Goldman Sachs & Co.	AUD	441	314,268	337,059	22,791
Expiring 06/15/16	National Australia Bank Ltd.	AUD	140	104,465	106,766	2,301
Brazilian Real,
Expiring 06/15/16	Hong Kong & Shanghai Bank	BRL	422	110,283	114,843	4,560
Expiring 06/15/16	Hong Kong & Shanghai Bank	BRL	401	107,578	109,068	1,490
British Pound,
Expiring 05/31/16	Royal Bank of Scotland	GBP	319	449,956	457,925	7,969
Expiring 05/31/16	Standard Chartered PLC	GBP	579	810,171	831,180	21,009
Canadian Dollar,
Expiring 05/31/16	Standard Chartered PLC	CAD	5,905	4,297,754	4,546,655	248,901
Chilean Peso,
Expiring 06/15/16	Societe Generale	CLP	143,058	207,781	212,076	4,295
Danish Krone,
Expiring 05/31/16	BNP Paribas	DKK	7,265	1,074,778	1,111,604	36,826
Euro,
Expiring 04/27/16	BNP Paribas	EUR	420	470,823	478,301	7,478
Expiring 04/27/16	Hong Kong & Shanghai Bank	EUR	1,075	1,225,367	1,223,659	(1,708)
Expiring 04/27/16	Standard Chartered PLC	EUR	441	491,924	501,618	9,694
Japanese Yen,
Expiring 05/31/16	BNP Paribas	JPY	236,904	2,121,540	2,108,593	(12,947)
Mexican Peso,
Expiring 06/15/16	Citigroup Global Markets	MXN	1,869	106,388	107,406	1,018
Expiring 06/15/16	Goldman Sachs & Co.	MXN	1,852	105,996	106,473	477
Singapore Dollar,
Expiring 05/31/16	State Street Bank	SGD	1,391	985,937	1,031,308	45,371
Expiring 06/15/16	Hong Kong & Shanghai Bank	SGD	144	106,029	106,886	857
South African Rand,
Expiring 06/15/16	Hong Kong & Shanghai Bank	ZAR	1,584	104,676	105,622	946
South Korean Won,
Expiring 06/15/16	Hong Kong & Shanghai Bank	KRW	126,766	108,709	110,625	1,916
Swiss Franc,
Expiring 05/31/16	Citigroup Global Markets	CHF	369	372,646	385,190	12,544
Turkish Lira,
Expiring 06/15/16	Hong Kong & Shanghai Bank	TRY	309	103,784	107,220	3,436

				$16,524,419	$17,111,679	587,260

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/15/16	Societe Generale	AUD	140	$105,980	$106,766	$(786)
Expiring 06/15/16	Westpac Banking Corp.	AUD	139	104,872	106,178	(1,306)
Brazilian Real,
Expiring 06/15/16	Hong Kong & Shanghai Bank	BRL	823	212,779	223,912	(11,133)
British Pound,
Expiring 04/27/16	Standard Chartered PLC	GBP	3,711	5,291,203	5,330,049	(38,846)
Expiring 05/31/16	BNP Paribas	GBP	5,786	8,175,347	8,311,982	(136,635)
Expiring 05/31/16	Citigroup Global Markets	GBP	338	477,494	485,947	(8,453)
Expiring 05/31/16	Goldman Sachs & Co.	GBP	594	831,671	853,418	(21,747)
Expiring 05/31/16	Goldman Sachs & Co.	GBP	259	358,914	371,599	(12,685)
Expiring 05/31/16	Morgan Stanley	GBP	529	760,443	760,335	108
Chilean Peso,
Expiring 06/15/16	Hong Kong & Shanghai Bank	CLP	72,334	104,666	107,231	(2,565)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/27/16	Standard Chartered PLC	EUR	29,367	$ 32,908,410	$ 33,443,106	$ (534,696)
Expiring 05/31/16	Goldman Sachs & Co.	EUR	4,803	5,299,929	5,475,369	(175,440)
Expiring 05/31/16	Hong Kong & Shanghai Bank	EUR	308	335,459	350,579	(15,120)
Expiring 06/30/16	Citigroup Global Markets	EUR	50	56,924	57,548	(624)
Expiring 06/30/16	Goldman Sachs & Co.	EUR	99	112,201	113,248	(1,047)
Hong Kong Dollar,
Expiring 04/27/16	Societe Generale	HKD	4,806	619,401	619,621	(220)
Expiring 05/31/16	Societe Generale	HKD	10,967	1,412,313	1,414,315	(2,002)
Japanese Yen,
Expiring 04/27/16	Hong Kong & Shanghai Bank	JPY	1,381,268	12,389,510	12,283,181	106,329
Expiring 05/31/16	Royal Bank of Scotland	JPY	39,527	348,243	351,817	(3,574)
Norwegian Krone,
Expiring 05/31/16	Royal Bank of Scotland	NOK	10,968	1,271,939	1,325,002	(53,063)
Singapore Dollar,
Expiring 04/27/16	Societe Generale	SGD	3,461	2,540,136	2,567,787	(27,651)
Expiring 06/15/16	Hong Kong & Shanghai Bank	SGD	146	106,176	108,597	(2,421)
Expiring 06/15/16	State Street Bank	SGD	141	101,526	104,488	(2,962)
South African Rand,
Expiring 06/15/16	State Street Bank	ZAR	1,584	100,751	105,622	(4,871)
South Korean Won,
Expiring 06/15/16	Goldman Sachs & Co.	KRW	129,151	108,258	112,708	(4,450)
Expiring 06/15/16	Hong Kong & Shanghai Bank	KRW	121,230	100,021	105,795	(5,774)
Swedish Krona,
Expiring 04/27/16	Citigroup Global Markets	SEK	2,775	335,668	342,148	(6,480)
Swiss Franc,
Expiring 05/31/16	Hong Kong & Shanghai Bank	CHF	369	372,149	385,190	(13,041)
Turkish Lira,
Expiring 06/15/16	Hong Kong & Shanghai Bank	TRY	309	102,773	107,220	(4,447)

				$ 75,045,156	$ 76,030,758	(985,602)

						$ (398,342)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 4,945,798	$ —
Belgium	—	5,819,426	—
Brazil	2,049,004	—	—
Canada	6,859,181	—	—
China	2,987,327	32,499,997	349,903
Denmark	—	3,660,524	—
Egypt	346,809	—	—
Finland	—	3,142,737	—
France	—	30,888,660	—
Germany	—	24,129,729	—
Hong Kong	—	9,216,447	—
Hungary	—	995,537	—
India	5,744,936	—	—
Indonesia	—	803,349	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Ireland	$ 1,418,402	$ 3,176,313	$ —
Israel	3,075,198	—	—
Italy	—	3,790,191	—
Japan	—	56,081,974	320,181
Luxembourg	—	1,555,297	—
Macau	—	540,007	—
Mexico	913,390	—	—
Netherlands	8,289,326	20,701,286	—
Norway	—	2,477,125	—
Poland	—	1,837,259	—
Russia	6,047,971	1,153,969	—
Singapore	13,434,239	—	—
South Africa	561,938	5,605,236	—
South Korea	7,436,908	15,179,484	—
Spain	—	437,283	—
Sweden	—	3,060,593	—
Switzerland	3,751,547	33,400,295	—
Taiwan	7,070,116	10,141,656	—
Thailand	—	1,550,425	—
Turkey	—	4,773,776	—
United Arab Emirates	—	338,263	—
United Kingdom	1,648,800	60,528,818	—
United States	1,003,563,509	—	—
Preferred Stocks
Brazil	2,142,672	—	—
France	470,100	—	—
Germany	—	3,776,791	—
Ireland	186,384	—	—
Israel	2,647,400	—	—
Russia	—	844,057	—
United States	37,563,511	—	190,335
Rights
Taiwan	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	1,395,601	—
Residential Mortgage-Backed Securities	—	90,370,311	1,186,272
Bank Loans	—	3,091,169	—
Commercial Mortgage-Backed Securities	—	42,879,437	220,256
Convertible Bonds	1,685,440	127,106,618	—
Corporate Bonds	—	321,636,599	34,216
Foreign Government Bonds	—	17,247,727	—
Municipal Bonds	—	706,783	—
Residential Mortgage-Backed Securities	—	99,403,232	—
U.S. Government Agency Obligations	—	103,388,236	—
U.S. Treasury Obligations	—	135,110,670	—
Affiliated Mutual Fund	646,236,909	—	—
Other Financial Instruments*
Futures Contracts	3,806,188	—	—
OTC Forward Foreign Currency Contracts	—	(398,342)	—

Total	$1,769,937,205	$1,288,990,343	$2,301,163

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (7.1% represents investments purchased with collateral from securities on loan)	22.9%

Residential Mortgage-Backed Securities	6.8%
Banks	5.9
Real Estate Investment Trusts (REITs)	5.8
U.S. Treasury Obligations	4.8
U.S. Government Agency Obligations	3.7
Pharmaceuticals	3.2
Media	2.5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Oil, Gas & Consumable Fuels	2.5%
Insurance	2.4
Software	2.2
Semiconductors & Semiconductor Equipment	2.1
Internet Software & Services	1.7
Health Care Providers & Services	1.6
Commercial Mortgage-Backed Securities	1.5
Specialty Retail	1.4
Capital Markets	1.3
Telecommunications	1.3
Biotechnology	1.3
IT Services	1.3
Chemicals	1.1
Hotels, Restaurants & Leisure	1.1
Technology Hardware, Storage & Peripherals	1.1
Beverages	1.1
Electric Utilities	1.0
Aerospace & Defense	1.0
Diversified Financial Services	0.9
Machinery	0.9
Household Durables	0.8
Internet & Catalog Retail	0.8
Automobiles	0.8
Electric	0.8
Semiconductors	0.7
Oil & Gas	0.7
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.7
Foreign Government Bonds	0.6
Airlines	0.6
Wireless Telecommunication Services	0.6
Real Estate Management & Development	0.6
Internet	0.6
Healthcare-Services	0.6
Electronic Equipment, Instruments & Components	0.5
Food & Staples Retailing	0.5
Food Products	0.5
Building Products	0.5
Household Products	0.5
Electrical Equipment	0.5
Communications Equipment	0.5
Health Care Equipment & Supplies	0.5
Metals & Mining	0.5
Construction Materials	0.4
Pipelines	0.4
Industrial Conglomerates	0.4
Diversified Telecommunication Services	0.4
Retail	0.4
Consumer Finance	0.4
Commercial Services & Supplies	0.4

Foods	0.4%
Auto Manufacturers	0.3
Trading Companies & Distributors	0.3
Road & Rail	0.3
Multiline Retail	0.3
Healthcare-Products	0.3
Auto Components	0.3
Containers & Packaging	0.3
Computers	0.2
Miscellaneous Manufacturing	0.2
Commercial Services	0.2
Transportation	0.2
Real Estate	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Personal Products	0.2
Building Materials	0.1
Mining	0.1
Lodging	0.1
Energy Equipment & Services	0.1
Gas	0.1
Packaging & Containers	0.1
Construction & Engineering	0.1
Investment Companies	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.1
Distributors	0.1
Entertainment	0.1
Paper & Forest Products	0.1
Household Products/Wares	0.1
Holding Companies-Diversified	0.1
Machinery-Diversified	0.1
Agriculture	0.1
Professional Services	0.1
Oil & Gas Services	0.1
Home Furnishings	0.1
Health Care Technology	0.1
Apparel	0.1
Electrical Components & Equipment	0.1
Coal	0.1
Transportation Infrastructure	0.1
Home Builders	0.1
Non-Residential Mortgage-Backed Securities	0.1
Gas Utilities	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value
at 03/31/16
Equity contracts	$2,273,498
Foreign exchange contracts	(398,342)
Interest rate contracts	1,532,690
Total	$3,407,846

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 94.8%
Australia — 1.0%
BHP Billiton Ltd.	202,359	$2,614,837
BHP Billiton PLC	76,045	851,577

		3,466,414

Belgium — 1.8%
Anheuser-Busch InBev NV	52,158	6,479,958

Canada
Nortel Networks Corp.*(g)	2,492	1

China — 3.6%
Baidu, Inc., ADR*	18,500	3,531,280
China Overseas Land & Investment Ltd.	838,000	2,654,091
CNOOC Ltd.	3,054,000	3,564,158
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	647,500	3,107,209

		12,856,738

Denmark — 1.3%
Novo Nordisk A/S (Class B Stock)	83,159	4,503,358

France — 11.5%
Accor SA	100,585	4,254,908
AXA SA	201,357	4,721,573
BNP Paribas SA	89,689	4,506,038
Essilor International SA	23,198	2,858,366
Hermes International	1,498	526,731
Imerys SA	32,192	2,242,078
Kering	13,222	2,360,699
LVMH Moet Hennessy Louis Vuitton SE	23,753	4,058,838
Pernod Ricard SA	30,190	3,361,745
Sanofi	65,557	5,270,520
Schneider Electric SE	79,508	5,010,644
Technip SA	37,381	2,071,630

		41,243,770

Germany — 6.7%
Allianz SE	38,048	6,179,202
Bayer AG	43,569	5,105,440
Continental AG	23,752	5,387,200
Fresenius Medical Care AG & Co. KGaA	15,856	1,398,913
SAP SE	74,288	5,977,849

		24,048,604

Hong Kong — 3.8%
Cheung Kong Property Holdings Ltd.	553,500	3,566,907
CK Hutchison Holdings Ltd.	413,000	5,365,714
Hang Lung Properties Ltd.	789,000	1,506,372
Sands China Ltd.	780,400	3,185,913

		13,624,906

India — 1.0%
HDFC Bank Ltd., ADR	59,327	3,656,323

Indonesia — 0.6%
Astra International Tbk PT	4,265,100	2,331,334

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	72,730	3,891,782

Japan — 21.2%
Astellas Pharma, Inc.	263,300	3,499,128
Daikin Industries Ltd.	38,800	2,897,761
East Japan Railway Co.	10,400	897,099
FANUC Corp.	22,200	3,438,082

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Honda Motor Co. Ltd.	173,400	$4,740,947
Inpex Corp.	315,700	2,390,759
Japan Tobacco, Inc.	180,300	7,504,565
KDDI Corp.	147,600	3,938,083
Keyence Corp.	7,400	4,035,754
Komatsu Ltd.	145,000	2,465,137
Kubota Corp.	339,900	4,639,550
Makita Corp.	75,800	4,698,453
Mitsui Fudosan Co. Ltd.	154,000	3,835,780
Nidec Corp.(a)	45,200	3,092,691
Nitto Denko Corp.	22,400	1,248,206
Shin-Etsu Chemical Co. Ltd.(a)	39,400	2,034,930
SMC Corp.	20,423	4,732,583
Sumitomo Mitsui Financial Group, Inc.	208,600	6,332,612
Tokyo Electron Ltd.	62,500	4,070,588
Toyota Motor Corp.	104,600	5,547,503

		76,040,211

Macau — 0.5%
Wynn Macau Ltd.*	1,097,600	1,697,343

Netherlands — 5.5%
Akzo Nobel NV	76,132	5,189,699
ASML Holding NV	42,018	4,228,466
ING Groep NV, CVA	394,688	4,723,171
Royal Dutch Shell PLC (Class A Stock)	238,406	5,756,527

		19,897,863

South Africa — 1.0%
Naspers Ltd. (Class N Stock)	26,810	3,737,307

South Korea — 2.2%
Hyundai Mobis Co. Ltd.	9,460	2,061,124
Samsung Electronics Co. Ltd., GDR	9,975	5,680,180

		7,741,304

Switzerland — 11.1%
Cie Financiere Richemont SA	53,434	3,529,341
Credit Suisse Group AG*	265,680	3,751,921
Glencore PLC*	1,067,908	2,401,143
LafargeHolcim Ltd., NYSE*	35,459	1,658,040
LafargeHolcim Ltd., OMXS*	48,359	2,270,921
Novartis AG	100,663	7,283,163
Roche Holding AG	32,699	8,028,922
UBS Group AG	387,296	6,230,058
Zurich Insurance Group AG*	19,306	4,477,282

		39,630,791

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,318	4,724,332

United Kingdom — 19.6%
Aggreko PLC	74,428	1,149,360
ARM Holdings PLC	285,734	4,160,644
Barclays PLC	1,822,685	3,912,563
British American Tobacco PLC	104,706	6,122,763
Burberry Group PLC	202,647	3,961,706
HSBC Holdings PLC	936,991	5,827,947
Imperial Brands PLC	57,283	3,171,593
Lloyds Banking Group PLC	5,063,963	4,932,276
Meggitt PLC	491,500	2,865,241
Prudential PLC	380,611	7,082,565
Rio Tinto Ltd.	59,306	1,931,078

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rio Tinto PLC	67,526	$1,892,794
Standard Chartered PLC	516,877	3,495,633
Tullow Oil PLC*	178,555	502,191
Unilever PLC	111,059	5,007,939
Vodafone Group PLC	2,661,409	8,457,020
WPP PLC	239,296	5,569,721

		70,043,034

TOTAL COMMON STOCKS (cost $348,789,235)		339,615,373

PREFERRED STOCK — 1.2%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $3,423,241)	38,973	4,287,338

TOTAL LONG-TERM INVESTMENTS (cost $352,212,476)		343,902,711

	Shares	Value
SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,709,027; includes $3,442,781 of cash collateral for securities on loan)(b)(w)	13,709,027	$13,709,027

TOTAL INVESTMENTS — 99.9% (cost $365,921,503)		357,611,738
Other assets in excess of liabilities — 0.1%		521,612

NET ASSETS — 100.0%		$358,133,350

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,268,281; cash collateral of $3,442,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 3,466,414	$ —
Belgium	—	6,479,958	—
Canada	—	—	1
China	3,531,280	9,325,458	—
Denmark	—	4,503,358	—
France	—	41,243,770	—
Germany	—	24,048,604	—
Hong Kong	—	13,624,906	—
India	3,656,323	—	—
Indonesia	—	2,331,334	—
Israel	3,891,782	—	—
Japan	—	76,040,211	—
Macau	—	1,697,343	—
Netherlands	—	19,897,863	—
South Africa	—	3,737,307	—
South Korea	5,680,180	2,061,124	—
Switzerland	—	39,630,791	—
Taiwan	4,724,332	—	—
United Kingdom	—	70,043,034	—
Preferred Stock
Germany	—	4,287,338	—
Affiliated Mutual Fund	13,709,027	—	—

Total	$35,192,924	$322,418,813	$ 1

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Common Stocks	$6,025,729	L1 to L2	Official Close to Model Price

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows:

Pharmaceuticals	10.5%
Banks	10.4
Insurance	7.1
Machinery	5.6
Semiconductors & Semiconductor Equipment	4.8
Tobacco	4.7
Textiles, Apparel & Luxury Goods	4.0
Affiliated Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	3.9
Automobiles	3.5
Wireless Telecommunication Services	3.5
Oil, Gas & Consumable Fuels	3.4
Real Estate Management & Development	3.2
Capital Markets	2.8
Beverages	2.7
Metals & Mining	2.7
Media	2.6
Hotels, Restaurants & Leisure	2.6

Chemicals	2.4%
Electrical Equipment	2.3
Auto Components	2.1
Construction Materials	1.7
Software	1.7
Technology Hardware, Storage & Peripherals	1.6
Industrial Conglomerates	1.5
Personal Products	1.4
Household Products	1.2
Electronic Equipment, Instruments & Components	1.1
Internet Software & Services	1.0
Building Products	0.8
Aerospace & Defense	0.8
Health Care Equipment & Supplies	0.8
Energy Equipment & Services	0.6
Health Care Providers & Services	0.4
Commercial Services & Supplies	0.3
Road & Rail	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

LONG-TERM INVESTMENTS — 84.3%
	Shares	Value
COMMON STOCKS — 44.4%
Aerospace & Defense — 1.0%
Airbus Group SE (France)	24,027	$1,591,971
BAE Systems PLC (United Kingdom)	56,886	414,941
Curtiss-Wright Corp.(u)	4,427	334,991
Honeywell International, Inc.(u)	66,288	7,427,570
Huntington Ingalls Industries, Inc.(u)	4,000	547,760
L-3 Communications Holdings, Inc.(u)	4,958	587,523
Meggitt PLC (United Kingdom)	166,190	968,819
Northrop Grumman Corp.(u)	7,962	1,575,680
Raytheon Co.(u)	28,897	3,543,639
Safran SA (France)	34,413	2,402,032
Textron, Inc.(u)	4,230	154,226
Thales SA (France)	20,683	1,807,383
United Technologies Corp.(u)	36,201	3,623,720

		24,980,255

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd. (Japan)	85,900	1,712,592

Airlines — 0.5%
Delta Air Lines, Inc.(u)	153,451	7,469,995
Japan Airlines Co. Ltd. (Japan)(a)	39,300	1,440,737
JetBlue Airways Corp.*(u)	3,800	80,256
Turk Hava Yollari AO (Turkey)*	111,820	309,359
United Continental Holdings, Inc.*(u)	61,559	3,684,921

		12,985,268

Auto Components — 0.2%
Apollo Tyres Ltd. (India)	61,085	161,378
Ceat Ltd. (India)	10,390	170,439
Continental AG (Germany)	15,022	3,407,145
Delphi Automotive PLC (United Kingdom)(u)	13,910	1,043,528
Goodyear Tire & Rubber Co. (The)(u)	2,600	85,748
Hankook Tire Co. Ltd. (South Korea)	3,090	146,980
Hyundai Mobis Co. Ltd. (South Korea)	4,310	939,054

		5,954,272

Automobiles — 0.8%
Astra International Tbk PT (Indonesia)	1,139,900	623,078
Bayerische Motoren Werke AG (Germany)	14,585	1,338,990
Ford Otomotiv Sanayi A/S (Turkey)	7,630	100,592
Geely Automobile Holdings Ltd. (China)	665,000	329,827
General Motors Co.	221,727	6,968,880
General Motors Corp. Escrow Shares*^	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	238,500	193,675
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	214,000	222,574
Honda Motor Co. Ltd. (Japan)	70,600	1,930,282
Kia Motors Corp. (South Korea)	11,960	505,203
Renault SA (France)	15,324	1,522,865
Tesla Motors, Inc.*(a)	5,742	1,319,339
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	14,660	118,917
Toyota Motor Corp. (Japan)	79,400	4,211,012

		19,385,245

Banks — 2.9%
Australia & New Zealand Banking Group Ltd. (Australia)	93,341	1,673,269
Banco do Brasil SA (Brazil)	77,125	418,695
Bank of America Corp.(u)	479,451	6,482,177
Bank of China Ltd. (China) (Class H Stock)	1,776,000	737,335

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom)	636,906	$1,367,178
BNP Paribas SA (France)	60,107	3,019,818
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	734,000	449,904
China Construction Bank Corp. (China) (Class H Stock)	1,590,000	1,017,846
China Everbright Bank Co. Ltd. (China) (Class H Stock)	460,000	223,618
China Merchants Bank Co. Ltd. (China) (Class H Stock)	243,500	512,450
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	206,000	109,053
CIT Group, Inc.	16,500	511,995
Citigroup, Inc.(u)	141,803	5,920,276
Citizens Financial Group, Inc.	57,100	1,196,245
Commercial International Bank Egypt SAE (Egypt), GDR	42,936	152,450
Dubai Islamic Bank PJSC (United Arab Emirates)	92,825	149,834
East West Bancorp, Inc.	31,276	1,015,844
Fifth Third Bancorp	54,900	916,281
First Republic Bank	12,100	806,344
HDFC Bank Ltd. (India), ADR	41,831	2,578,045
HSBC Holdings PLC (United Kingdom), (QMTF)	297,048	1,847,325
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	2,226,708
Industrial Bank of Korea (South Korea)	32,825	351,631
ING Groep NV (Netherlands), CVA	296,784	3,551,569
KeyCorp(u)	131,646	1,453,372
Krung Thai Bank PCL (Thailand)	694,300	368,657
Lloyds Banking Group PLC (United Kingdom)	1,723,728	1,678,903
M&T Bank Corp.	18,474	2,050,614
Mitsubishi UFJ Financial Group, Inc. (Japan)	414,000	1,918,313
National Bank Holdings Corp. (Class A Stock)	7,100	144,769
Nordea Bank AB (Sweden)	140,686	1,349,447
OTP Bank PLC (Hungary)	10,860	272,451
PNC Financial Services Group, Inc. (The)(u)	27,100	2,291,847
Sberbank of Russia PJSC (Russia), ADR	103,073	715,327
Shinhan Financial Group Co. Ltd. (South Korea)	3,430	120,735
Signature Bank*(a)	12,734	1,733,352
Standard Chartered PLC (United Kingdom)	171,822	1,162,030
Sumitomo Mitsui Financial Group, Inc. (Japan)	73,100	2,219,146
SunTrust Banks, Inc.	40,200	1,450,416
SVB Financial Group*	4,667	476,267
Turkiye Halk Bankasi A/S (Turkey)	102,540	381,320
Turkiye Is Bankasi (Turkey) (Class C Stock)	263,415	435,976
U.S. Bancorp	40,800	1,656,072
Wells Fargo & Co.(u)	291,763	14,109,659
Zions Bancorporation(u)	5,420	131,218

		73,355,781

Beverages — 0.9%
Anheuser-Busch InBev SA NV (Belgium)	39,962	4,964,762
Boston Beer Co., Inc. (The) (Class A Stock)*(u)	518	95,866

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	60,938	$2,826,914
Constellation Brands, Inc. (Class A Stock)(u)	820	123,894
Dr. Pepper Snapple Group, Inc.	10,900	974,678
Fomento Economico Mexicano SAB de CV (Mexico), ADR	2,942	283,344
Molson Coors Brewing Co. (Class B Stock)(u)	47,829	4,600,193
Monster Beverage Corp.*	7,579	1,010,887
PepsiCo, Inc.(u)	44,944	4,605,861
Pernod Ricard SA (France)	8,920	993,268
SABMiller PLC (United Kingdom)	17,737	1,083,334
Suntory Beverage & Food Ltd. (Japan)	20,800	935,730

		22,498,731

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*(u)	13,142	1,829,630
Amgen, Inc.(u)	12,608	1,890,318
Biogen, Inc.*(u)	8,028	2,089,849
BioMarin Pharmaceutical, Inc.*	5,712	471,126
Celgene Corp.*(u)	49,090	4,913,418
Genmab A/S (Denmark)*	8,486	1,174,287
Gilead Sciences, Inc.(u)	91,986	8,449,834
Incyte Corp.*	3,367	244,006
Kite Pharma, Inc.*(a)	18,786	862,465
Neurocrine Biosciences, Inc.*(u)	3,500	138,425
Regeneron Pharmaceuticals, Inc.*	3,739	1,347,685
Vertex Pharmaceuticals, Inc.*(u)	37,561	2,985,724

		26,396,767

Building Products — 0.4%
Allegion PLC(a)(u)	9,921	632,067
Caesarstone Sdot-Yam Ltd. (Israel)*	11,801	405,364
China Lesso Group Holdings Ltd. (China)	118,000	63,433
Daikin Industries Ltd. (Japan)(a)	39,000	2,912,698
Fortune Brands Home & Security, Inc.(a)	37,709	2,113,212
Lennox International, Inc.(u)	16,837	2,276,194
Masco Corp.	29,893	940,135

		9,343,103

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	13,625	89,090
Affiliated Managers Group, Inc.*	8,680	1,409,632
Ameriprise Financial, Inc.(u)	9,381	881,908
Bank of New York Mellon Corp. (The)(u)	3,432	126,401
BlackRock, Inc.(u)	9,237	3,145,845
Charles Schwab Corp. (The)	160,994	4,511,051
Credit Suisse Group AG (Switzerland)*	86,666	1,223,893
Goldman Sachs Group, Inc. (The)	20,634	3,239,125
Invesco Ltd.	22,679	697,833
Lazard Ltd. (Class A Stock)	30,432	1,180,762
Legg Mason, Inc.	7,500	260,100
Meritz Securities Co. Ltd. (South Korea)	37,273	116,292
Morgan Stanley(u)	208,900	5,224,588
Northern Trust Corp.	11,300	736,421
T. Rowe Price Group, Inc.(a)	22,700	1,667,542
UBS Group AG (Switzerland)	256,915	4,132,744

		28,643,227

Chemicals — 0.7%
Air Products & Chemicals, Inc.	11,448	1,649,084
Akzo Nobel NV (Netherlands)	27,300	1,860,962

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Albemarle Corp.(u)	1,100	$70,323
Axiall Corp.(u)	20,941	457,351
CHR Hansen Holding A/S (Denmark)	19,978	1,339,750
Dow Chemical Co. (The)(u)	23,451	1,192,717
E.I. du Pont de Nemours & Co.(u)	16,024	1,014,640
Eastman Chemical Co.	32,746	2,365,244
Hyosung Corp. (South Korea)	2,940	370,024
Linde AG (Germany)	5,445	791,151
Lotte Chemical Corp. (South Korea)	720	215,331
LyondellBasell Industries NV (Netherlands) (Class A Stock)(u)	7,700	658,966
Monsanto Co.(u)	2,465	216,279
Mosaic Co. (The)(a)(u)	49,993	1,349,811
Nitto Denko Corp. (Japan)	7,200	401,209
PPG Industries, Inc.	15,874	1,769,792
Sherwin-Williams Co. (The)	4,849	1,380,365
Shin-Etsu Chemical Co. Ltd. (Japan)	14,600	754,060

		17,857,059

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	27,602	426,246
RR Donnelley & Sons Co.(u)	11,700	191,880
Stericycle, Inc.*	13,821	1,744,072
Waste Connections, Inc.(a)	47,407	3,062,018

		5,424,216

Communications Equipment — 0.4%
Arista Networks, Inc.*(a)	20,924	1,320,304
Cisco Systems, Inc.(u)	96,700	2,753,049
Harris Corp.	33,751	2,627,853
Motorola Solutions, Inc.(u)	4,300	325,510
Nokia OYJ (Finland)	229,894	1,363,788
Palo Alto Networks, Inc.*	5,560	907,058
ZTE Corp. (China) (Class H Stock)^	88,000	155,670

		9,453,232

Construction & Engineering — 0.1%
AECOM*(a)(u)	20,200	621,958
China Railway Construction Corp. Ltd. (China) (Class H Stock)	129,000	153,590
Fluor Corp.(u)	1,990	106,863
Kajima Corp. (Japan)	283,000	1,772,779

		2,655,190

Construction Materials — 0.4%
Eagle Materials, Inc.	15,293	1,072,192
Imerys SA (France)	12,225	851,435
LafargeHolcim Ltd. (Switzerland), (XBRN)*	15,015	705,099
LafargeHolcim Ltd. (Switzerland), (XPAR)*	16,005	748,384
Martin Marietta Materials, Inc.(u)	24,016	3,830,792
Vulcan Materials Co.(u)	29,208	3,083,489

		10,291,391

Consumer Finance — 0.3%
Ally Financial, Inc.*	58,700	1,098,864
American Express Co.(u)	2,700	165,780
Capital One Financial Corp.	42,700	2,959,537
Discover Financial Services(u)	47,375	2,412,335

		6,636,516

Containers & Packaging — 0.2%
Ball Corp.(a)	20,500	1,461,445

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Crown Holdings, Inc.*(u)	23,794	$1,179,944
Sealed Air Corp.(u)	17,777	853,474
WestRock Co.(u)	40,661	1,586,999

		5,081,862

Distributors — 0.1%
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	14,590	65,183
Genuine Parts Co.	19,416	1,929,174

		1,994,357

Diversified Consumer Services
Estacio Participacoes SA (Brazil)	29,360	95,862
ServiceMaster Global Holdings, Inc.*(u)	6,300	237,384

		333,246

Diversified Financial Services — 0.2%
Fubon Financial Holding Co. Ltd. (Taiwan)	333,000	424,141
Intercontinental Exchange, Inc.(u)	6,963	1,637,280
McGraw Hill Financial, Inc.	17,521	1,734,229
Moscow Exchange MICEX-RTS OAO (Russia)	110,735	173,001
ORIX Corp. (Japan)	127,100	1,810,312
Somerset Cayuga Holding Co., Inc.*^	1,372	31,968
Voya Financial, Inc.(u)	15,581	463,846

		6,274,777

Diversified Telecommunication Services — 1.1%
AT&T, Inc.(u)	68,252	2,673,431
BT Group PLC (United Kingdom)	71,789	453,286
Deutsche Telekom AG (Germany)	270,244	4,845,032
Nippon Telegraph & Telephone Corp. (Japan)	163,300	7,054,153
Orange SA (France)	203,243	3,549,223
PCCW Ltd. (Hong Kong)	914,000	592,009
Singapore Telecommunications Ltd. (Singapore)	1,849,200	5,234,445
Telecom Italia SpA (Italy)*(a)	1,257,068	1,354,896
Verizon Communications, Inc.(u)	45,041	2,435,818

		28,192,293

Electric Utilities — 1.1%
American Electric Power Co., Inc.(u)	29,355	1,949,172
Duke Energy Corp.	17,200	1,387,696
Edison International(u)	30,131	2,166,117
Endesa SA (Spain)	43,354	830,808
Enel SpA (Italy)	1,756,630	7,787,547
Entergy Corp.(u)	9,325	739,286
Eversource Energy	23,000	1,341,820
Iberdrola SA (Spain)	662,840	4,412,508
Korea Electric Power Corp. (South Korea)	7,760	406,511
NextEra Energy, Inc.	27,408	3,243,463
PPL Corp.(u)	12,511	476,294
Xcel Energy, Inc.(u)	73,215	3,061,852

		27,803,074

Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	12,958	2,826,658
Eaton Corp. PLC	16,575	1,036,932
Jiangnan Group Ltd. (China)	374,000	66,081
Nidec Corp. (Japan)(a)	15,300	1,046,862
Schneider Electric SE (France)	29,546	1,862,007

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
SolarCity Corp.*(a)	14,053	$345,423
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	51,400	73,726

		7,257,689

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	41,500	317,309
Amphenol Corp. (Class A Stock)	30,906	1,786,985
Arrow Electronics, Inc.*	15,684	1,010,206
Coretronic Corp. (Taiwan)	85,750	87,599
Elite Material Co. Ltd. (Taiwan)	94,000	179,058
FLEXium Interconnect, Inc. (Taiwan)	76,000	195,904
Innolux Corp. (Taiwan)	281,000	98,118
Keyence Corp. (Japan)	6,300	3,435,845
LG Display Co. Ltd. (South Korea)	14,270	330,366
Sunny Optical Technology Group Co. Ltd. (China)	55,000	154,754
SYNNEX Corp.(u)	2,100	194,439
TE Connectivity Ltd. (Switzerland)(u)	36,315	2,248,625
VeriFone Systems, Inc.*	8,330	235,239
Zhen Ding Technology Holding Ltd. (Taiwan)	70,000	156,602

		10,431,049

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.(u)	3,800	166,554
Ensco PLC (Class A Stock)(u)	23,500	243,695
FMC Technologies, Inc.*(u)	8,500	232,560
Frank’s International NV(u)	5,600	92,288
National Oilwell Varco, Inc.(a)(u)	6,400	199,040
Noble Corp. PLC(a)(u)	25,400	262,890
Seadrill Ltd. (United Kingdom)*(u)	12,500	41,250
Superior Energy Services, Inc.(u)	8,000	107,120
Technip SA (France)	36,187	2,005,460

		3,350,857

Food & Staples Retailing — 0.4%
BGF Retail Co. Ltd. (South Korea)	720	103,257
Costco Wholesale Corp.(u)	7,732	1,218,408
CVS Health Corp.(u)	13,220	1,371,311
Delhaize Group (Belgium)	3,816	397,708
Distribuidora Internacional de Alimentacion SA (Spain)*	105,030	544,218
Eurocash SA (Poland)	9,510	135,825
GS Retail Co. Ltd. (South Korea)	3,780	155,923
Kroger Co. (The)(u)	62,802	2,402,176
Magnit OJSC (Russia)	1,170	183,621
Pick’n Pay Stores Ltd. (South Africa)	27,720	131,723
Seven & I Holdings Co. Ltd. (Japan)	26,900	1,146,147
SPAR Group Ltd. (The) (South Africa)	18,620	250,978
Sprouts Farmers Market, Inc.*	42,155	1,224,181
Walgreens Boots Alliance, Inc.(u)	8,650	728,676
Wal-Mart Stores, Inc.(u)	14,900	1,020,501
X5 Retail Group NV (Russia), GDR, RegS*	6,550	138,868

		11,153,521

Food Products — 0.5%
Associated British Foods PLC (United Kingdom)	22,296	1,069,706
ConAgra Foods, Inc.(u)	4,993	222,788
Crown Confectionery Co. Ltd. (South Korea)	180	83,119
General Mills, Inc.(u)	3,700	234,395

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	7,210	$114,340
Ingredion, Inc.(u)	5,400	576,666
Marine Harvest ASA (Norway)*	79,091	1,217,671
Mondelez International, Inc. (Class A Stock)(u)	51,470	2,064,977
Nestle SA (Switzerland)	30,247	2,257,055
NH Foods Ltd. (Japan)	42,000	924,459
Pilgrim’s Pride Corp.*(u)	9,500	241,300
Pioneer Foods Group Ltd. (South Africa)	12,140	114,343
Post Holdings, Inc.*(a)(u)	16,354	1,124,665
Thai Union Group PCL (Thailand), NVDR	208,700	123,967
TreeHouse Foods, Inc.*(a)	11,800	1,023,650
Tyson Foods, Inc. (Class A Stock)(u)	12,400	826,584
Uni-President Enterprises Corp. (Taiwan)	225,000	395,114

		12,614,799

Gas Utilities — 0.4%
Enagas SA (Spain)	26,621	799,023
ENN Energy Holdings Ltd. (China)	210,000	1,154,194
Snam SpA (Italy)	1,003,760	6,281,565
UGI Corp.(u)	23,500	946,814

		9,181,596

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.*	5,782	108,759
C.R. Bard, Inc.(u)	4,700	952,549
Essilor International SA (France)	10,217	1,258,898
Hologic, Inc.*(u)	6,600	227,700
Medtronic PLC	4,896	367,200
Novadaq Technologies, Inc. (Canada)*	79,243	878,805
Smith & Nephew PLC (United Kingdom)	89,831	1,477,962
St. Shine Optical Co. Ltd. (Taiwan)	5,000	101,950
Stryker Corp.	7,651	820,876
Zimmer Biomet Holdings, Inc.	7,440	793,327

		6,988,026

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*(a)	31,999	1,763,465
Aetna, Inc.(u)	54,373	6,108,807
AmerisourceBergen Corp.(u)	12,420	1,074,951
Anthem, Inc.(u)	16,370	2,275,266
Centene Corp.*(u)	871	53,615
Cigna Corp.(u)	8,938	1,226,651
Envision Healthcare Holdings, Inc.*	42,286	862,634
Fresenius Medical Care AG & Co. KGaA (Germany)	6,770	597,291
HCA Holdings, Inc.*	34,468	2,690,227
Humana, Inc.(u)	28,082	5,137,602
McKesson Corp.(u)	19,011	2,989,480
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	56,400	111,519
Sinopharm Group Co. Ltd. (China) (Class H Stock)	86,800	392,271
Spire Healthcare Group PLC (United Kingdom)	48,236	248,393
UnitedHealth Group, Inc.	87,316	11,255,032

		36,787,204

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*(a)	40,578	1,016,073

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	33,330	$1,409,913
Aramark	30,770	1,019,102
Brinker International, Inc.(a)	14,700	675,465
Carnival Corp.(u)	7,288	384,588
Chipotle Mexican Grill, Inc.*(u)	308	145,059
ClubCorp Holdings, Inc.	29,600	415,584
Darden Restaurants, Inc.(u)	3,300	218,790
Hilton Worldwide Holdings, Inc.(u)	120,902	2,722,713
InterContinental Hotels Group PLC (United Kingdom)	22,966	944,965
Kangwon Land, Inc. (South Korea)	8,350	298,497
La Quinta Holdings, Inc.*	49,000	612,500
McDonald’s Corp.(u)	1,800	226,224
Norwegian Cruise Line Holdings Ltd.*(u)	34,938	1,931,722
Oriental Land Co. Ltd. (Japan)	5,800	410,638
REXLot Holdings Ltd. (Hong Kong)^	700,000	—
Royal Caribbean Cruises Ltd.(a)(u)	35,585	2,923,308
Sands China Ltd. (Hong Kong)	210,000	857,306
Starbucks Corp.(u)	45,416	2,711,335
Wynn Macau Ltd. (Macau)*	193,600	299,386
Yum! Brands, Inc.(u)	15,255	1,248,622

		19,455,717

Household Durables — 0.6%
Arcelik A/S (Turkey)	28,250	192,076
Coway Co. Ltd. (South Korea)	3,275	275,843
D.R. Horton, Inc.(u)	11,800	356,714
DR Horton, Inc.	71,710	2,167,793
Electrolux AB (Sweden) (Class B Stock)	50,216	1,318,664
Harman International Industries, Inc.(a)(u)	22,958	2,044,180
Jarden Corp.*	12,300	725,085
Mohawk Industries, Inc.*	20,935	3,996,492
MRV Engenharia e Participacoes SA (Brazil)	66,330	219,154
PulteGroup, Inc.(u)	14,733	275,654
Skyworth Digital Holdings Ltd. (Hong Kong)	228,000	141,343
Steinhoff International Holdings NV (Netherlands)	104,783	686,581
Taylor Wimpey PLC (United Kingdom)	376,149	1,025,141
Toll Brothers, Inc.*	46,864	1,382,957
Whirlpool Corp.(u)	700	126,238

		14,933,915

Household Products — 0.3%
Energizer Holdings, Inc.(u)	22,880	926,869
Kimberly-Clark Corp.(u)	17,229	2,317,473
Procter & Gamble Co. (The)	23,000	1,893,130
Reckitt Benckiser Group PLC (United Kingdom)	22,707	2,190,234

		7,327,706

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	750	10,777
Huadian Power International Corp. Ltd. (China) (Class H Stock)	276,000	176,105
Huaneng Power International, Inc. (China) (Class H Stock)	200,000	179,326

		366,208

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	35,954	3,577,423
CK Hutchison Holdings Ltd. (Hong Kong)	217,420	2,824,730

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Fosun International Ltd. (China)	114,500	$163,135
General Electric Co.	96,932	3,081,468
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	100,610	130,753

		9,777,509

Insurance — 2.0%
Alleghany Corp.*	973	482,803
Allianz SE (Germany)	16,657	2,705,187
Allied World Assurance Co. Holdings AG	22,100	772,174
Allstate Corp. (The)(u)	6,210	418,368
American International Group, Inc.(u)	47,600	2,572,780
Arthur J Gallagher & Co.(u)	34,198	1,521,127
Aviva PLC (United Kingdom)	121,908	795,989
AXA SA (France)	153,379	3,596,549
Cathay Financial Holding Co. Ltd. (Taiwan)	375,000	448,661
CHUBB Ltd.(u)	78,290	9,328,254
CNO Financial Group, Inc.(a)	44,700	801,024
Hartford Financial Services Group, Inc. (The)(u)	50,300	2,317,824
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	6,730	195,483
Lincoln National Corp.(u)	4,500	176,400
Loews Corp.	74,200	2,838,892
Marsh & McLennan Cos., Inc	68,838	4,184,662
MetLife, Inc.(u)	79,365	3,487,298
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	6,258	1,270,028
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	260,000	478,730
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	234,000	1,122,914
Prudential PLC (United Kingdom)	212,405	3,952,519
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	48,400	1,371,727
Sul America SA (Brazil), UTS	25,810	115,065
Tokio Marine Holdings, Inc. (Japan)	44,000	1,486,669
Travelers Cos., Inc. (The)(u)	17,600	2,054,096
Unum Group	36,200	1,119,304
XL Group PLC (Ireland)(u)	3,173	116,766
Zurich Insurance Group AG (Switzerland)*	6,650	1,542,211

		51,273,504

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*(u)	15,480	9,189,548
Expedia, Inc.(u)	13,350	1,439,397
GS Home Shopping, Inc. (South Korea)	515	83,588
Netflix, Inc.*	17,669	1,806,302
Priceline Group, Inc. (The)*	1,815	2,339,462
Wayfair, Inc. (Class A Stock)*(a)	22,092	954,816

		15,813,113

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	7,353	5,609,603
Alphabet, Inc. (Class C Stock)*(u)	22,169	16,514,796
Baidu, Inc. (China), ADR*	5,800	1,107,104
CoStar Group, Inc.*	6,505	1,224,046
eBay, Inc.*(u)	11,100	264,846
Facebook, Inc. (Class A Stock)*(u)	105,638	12,053,296
NetEase, Inc. (China), ADR	3,000	430,740
Tencent Holdings Ltd. (China)	40,000	817,775

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
VeriSign, Inc.*(a)(u)	6,600	$584,364

		38,606,570

IT Services — 1.0%
Accenture PLC (Class A Stock)(u)	26,996	3,115,338
Alliance Data Systems Corp.*(u)	590	129,800
Cap Gemini SA (France)	12,840	1,204,451
Computer Sciences Corp.(a)(u)	12,200	419,558
CSRA, Inc.(u)	10,325	277,743
Fidelity National Information Services, Inc.(u)	36,258	2,295,494
First Data Corp. (Class A Stock)*(u)	9,850	127,459
Gartner, Inc.*	6,121	546,911
HCL Technologies Ltd. (India)	37,085	455,791
Leidos Holdings, Inc.(u)	5,900	296,888
MasterCard, Inc. (Class A Stock)(u)	45,445	4,294,553
PayPal Holdings, Inc.*(u)	91,387	3,527,539
QIWI PLC (Russia), ADR	6,710	97,228
Travelsky Technology Ltd. (China) (Class H Stock)	85,000	139,352
Vantiv, Inc. (Class A Stock)*(u)	41,049	2,211,720
Visa, Inc. (Class A Stock)(a)(u)	77,401	5,919,628
WEX, Inc.*(u)	2,000	166,720

		25,226,173

Life Sciences Tools & Services — 0.2%
Illumina, Inc.*(u)	23,422	3,796,940

Machinery — 0.7%
Allison Transmission Holdings, Inc.(u)	4,400	118,712
Cummins, Inc.(u)	1,800	197,892
DMG Mori Co. Ltd. (Japan)	90,200	828,224
Dover Corp.	23,300	1,498,889
FANUC Corp. (Japan)	7,500	1,161,514
Illinois Tool Works, Inc.(u)	21,450	2,197,338
Ingersoll-Rand PLC(u)	3,611	223,918
Komatsu Ltd. (Japan)	60,800	1,033,657
Kubota Corp. (Japan)	118,000	1,610,671
Makita Corp. (Japan)	26,400	1,636,401
PACCAR, Inc.	25,693	1,405,150
Pentair PLC (United Kingdom)(u)	3,010	163,323
Shin Zu Shing Co. Ltd. (Taiwan)	36,000	128,520
SMC Corp. (Japan)	6,974	1,616,072
Stanley Black & Decker, Inc.(u)	27,014	2,842,143

		16,662,424

Media — 1.4%
CBS Corp. (Class B Stock)(u)	50,822	2,799,784
Charter Communications, Inc. (Class A Stock)*(a)(u)	20,545	4,158,925
Clear Channel Outdoor Holdings, Inc. (Class A Stock)(a)	56,000	263,200
Comcast Corp. (Class A Stock)(u)	47,166	2,880,899
Dentsu, Inc. (Japan)	31,600	1,585,261
DISH Network Corp. (Class A Stock)*(u)	74,375	3,440,588
Entercom Communications Corp. (Class A Stock)*	36,946	390,889
Media General, Inc.*	42,400	691,544
Naspers Ltd. (South Africa) (Class N Stock)	8,555	1,192,565
Nexstar Broadcasting Group, Inc. (Class A Stock)	7,300	323,171
RTL Group SA (Luxembourg)	3,235	273,704

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Sirius XM Holdings, Inc.*(u)	44,846	$177,142
TEGNA, Inc.	19,000	445,740
Time Warner Cable, Inc.(u)	4,349	889,893
Time Warner, Inc.(u)	102,082	7,406,049
Time, Inc.	14,700	226,968
Twenty-First Century Fox, Inc. (Class A Stock)(u)	125,002	3,485,056
Twenty-First Century Fox, Inc. (Class B Stock)(u)	62,147	1,752,545
WPP PLC (United Kingdom)	90,545	2,107,475

		34,491,398

Metals & Mining — 0.3%
BHP Billiton Ltd. (Australia)	88,222	1,139,985
Glencore PLC (Switzerland)*	366,325	823,665
Magnitogorsk Iron & Steel Works (Russia)	420,980	138,044
Nippon Steel & Sumitomo Metal Corp. (Japan)	66,800	1,280,667
Norsk Hydro ASA (Norway)	381,027	1,565,457
Rio Tinto Ltd. (United Kingdom)	20,266	659,886
Rio Tinto PLC (United Kingdom)	72,433	2,030,339
Severstal PAO (Russia), GDR, RegS	19,670	209,468
South32 Ltd. (Australia)*	88,222	98,998
United States Steel Corp.	27,991	449,256

		8,395,765

Multiline Retail — 0.2%
Dollar General Corp.(u)	28,460	2,436,176
Kohl’s Corp.(a)	37,200	1,733,892
Target Corp.(u)	10,600	872,168
Woolworths Holdings Ltd. (South Africa)	31,860	193,258

		5,235,494

Multi-Utilities — 0.1%
Centrica PLC (United Kingdom)	400,830	1,309,453
CMS Energy Corp.(u)	20,830	884,025
NiSource, Inc.(u)	4,729	111,415
PG&E Corp.(u)	1,800	107,496
Sempra Energy	13,027	1,355,459

		3,767,848

Oil, Gas & Consumable Fuels — 1.7%
Bharat Petroleum Corp. Ltd. (India)	25,605	349,558
Cabot Oil & Gas Corp.(u)	43,556	989,157
California Resources Corp.	580	597
CNOOC Ltd. (China)	1,037,000	1,210,226
Columbia Pipeline Group, Inc.	8,791	220,654
Concho Resources, Inc.*	25,111	2,537,215
Denbury Resources, Inc.(u)	20,100	44,622
Devon Energy Corp.(u)	5,400	148,176
Diamondback Energy, Inc.*(a)	27,380	2,113,188
EOG Resources, Inc.(u)	37,163	2,697,290
EQT Corp.	26,602	1,789,251
Exxon Mobil Corp.	47,100	3,937,089
Gazprom PAO (Russia), ADR	154,990	668,007
Hess Corp.	3,705	195,068
Hindustan Petroleum Corp. Ltd. (India)	29,170	346,887
HollyFrontier Corp.	33,400	1,179,688
Inpex Corp. (Japan)	108,000	817,871
Kinder Morgan, Inc.	59,000	1,053,740
Lukoil PJSC (Russia), ADR	15,100	580,098
Marathon Oil Corp.(u)	17,300	192,722

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	22,500	$836,550
MOL Hungarian Oil & Gas PLC (Hungary)	2,860	171,913
Occidental Petroleum Corp.(u)	100,546	6,880,363
Oil Search Ltd. (Australia)	141,164	735,097
PBF Energy, Inc. (Class A Stock)(u)	27,900	926,280
Phillips 66	13,900	1,203,601
Pioneer Natural Resources Co.(a)(u)	22,517	3,169,043
Polski Koncern Naftowy Orlen SA (Poland)	25,650	507,390
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	120,320	171,282
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	98,994	2,398,992
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	86,199	2,081,352
S-Oil Corp. (South Korea)	5,180	444,172
Tatneft PAO (Russia), ADR	10,640	342,512
Tesoro Corp.(u)	1,800	154,818
Thai Oil PCL (Thailand)	101,100	198,671
TransCanada Corp. (Canada)(u)	2,750	108,103
Tullow Oil PLC (United Kingdom)*	50,950	143,298
Valero Energy Corp.(u)	24,663	1,581,885

		43,126,426

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	57,400	794,990
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	220,000	150,496
UPM-Kymmene OYJ (Finland)	49,383	892,827

		1,838,313

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	940	317,881
Chlitina Holding Ltd. (China)	12,148	104,463
Edgewell Personal Care Co.(u)	3,530	284,271
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	1,710	161,270
Grape King Bio Ltd. (Taiwan)	33,000	189,232
Herbalife Ltd.*(u)	4,900	301,644
Unilever PLC (United Kingdom)	41,352	1,864,669

		3,223,430

Pharmaceuticals — 2.7%
Allergan PLC*(u)	16,834	4,512,017
Astellas Pharma, Inc. (Japan)	120,000	1,594,741
AstraZeneca PLC (United Kingdom)	31,332	1,749,317
Bayer AG (Germany)	24,886	2,916,155
Bristol-Myers Squibb Co.(u)	77,803	4,970,056
CSPC Pharmaceutical Group Ltd. (China)	138,000	124,911
Eli Lilly & Co.(u)	38,273	2,756,039
GlaxoSmithKline PLC (United Kingdom)	326,912	6,617,743
Jazz Pharmaceuticals PLC*(u)	600	78,330
Johnson & Johnson(u)	38,462	4,161,588
Jubilant Life Sciences Ltd. (India)	21,120	132,862
Merck & Co., Inc.	66,564	3,521,901
Merck KGaA (Germany)	3,603	299,712
Novartis AG (Switzerland)	35,400	2,561,258
Novo Nordisk A/S (Denmark) (Class B Stock)	63,038	3,413,734
Pfizer, Inc.(u)	452,194	13,403,031
Revance Therapeutics, Inc.*(a)	27,224	475,331
Roche Holding AG (Switzerland)	28,545	7,008,948

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	56,805	$4,566,895
Shire PLC (Ireland)	27,692	1,579,402
Sino Biopharmaceutical Ltd. (Hong Kong)	350,000	262,588
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	1,210,664
Valeant Pharmaceuticals International, Inc.*(u)	3,054	80,320

		67,997,543

Professional Services
ManpowerGroup, Inc.(u)	2,900	236,118

Real Estate Investment Trusts (REITs) — 3.7%
American Campus Communities, Inc.	33,900	1,596,351
American Homes 4 Rent (Class A Stock)	80,381	1,278,058
Apartment Investment & Management Co. (Class A Stock)	50,731	2,121,570
AvalonBay Communities, Inc.(u)	35,470	6,746,394
Boston Properties, Inc.	18,450	2,344,626
Brixmor Property Group, Inc.	38,800	994,056
DiamondRock Hospitality Co.(a)	56,900	575,828
Duke Realty Corp.	46,100	1,039,094
EastGroup Properties, Inc.	12,500	754,625
Equinix, Inc.(u)	15,094	4,991,737
Equity Commonwealth*(u)	2,400	67,728
Equity Residential	42,100	3,158,763
Essex Property Trust, Inc.	8,480	1,983,133
Extra Space Storage, Inc.	26,950	2,518,747
General Growth Properties, Inc.	45,050	1,339,337
Goodman Group (Australia)	271,043	1,386,182
HCP, Inc.(a)	143,200	4,665,456
Host Hotels & Resorts, Inc.	46,700	779,890
Hudson Pacific Properties, Inc.	28,800	832,896
Kilroy Realty Corp.	17,950	1,110,567
Kimco Realty Corp.(u)	178,445	5,135,647
Klepierre (France)	37,742	1,802,858
LaSalle Hotel Properties(a)	80,850	2,046,313
Liberty Property Trust(a)	27,000	903,420
Macerich Co. (The)	36,800	2,916,032
National Health Investors, Inc.	23,520	1,564,550
New York REIT, Inc.(a)	31,600	319,160
NorthStar Realty Finance Corp.(u)	7,300	95,776
Omega Healthcare Investors, Inc.	51,420	1,815,126
Outfront Media, Inc.	27,600	582,360
Parkway Properties, Inc.	10,200	159,732
Pebblebrook Hotel Trust(a)	11,700	340,119
Pennsylvania Real Estate Investment Trust(a)	19,800	432,630
Post Properties, Inc.	8,800	525,712
Prologis, Inc.(u)	88,305	3,901,315
Public Storage	18,120	4,998,039
Rayonier, Inc.	46,766	1,154,185
Realty Income Corp.(a)	35,500	2,219,105
Regency Centers Corp.	31,050	2,324,093
Simon Property Group, Inc.	30,968	6,431,744
SL Green Realty Corp.(u)	39,895	3,865,028
Spirit Realty Capital, Inc.	179,300	2,017,125
STORE Capital Corp.(u)	22,990	594,981
Sunstone Hotel Investors, Inc.	62,700	877,800
Vornado Realty Trust(u)	39,700	3,748,871
Welltower, Inc.	28,150	1,951,921
Westfield Corp. (Australia)	154,984	1,186,664

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	27,100	$839,558

		95,034,902

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	13,250	460,967
CBRE Group, Inc. (Class A Stock)*	80,454	2,318,684
Cheung Kong Property Holdings Ltd. (Hong Kong)	176,500	1,137,415
China Overseas Land & Investment Ltd. (China)	816,000	2,584,414
China Vanke Co. Ltd. (China) (Class H Stock)	163,600	401,464
Daiwa House Industry Co. Ltd. (Japan)	71,900	2,020,988
Hang Lung Properties Ltd. (Hong Kong)	332,000	633,860
Mitsui Fudosan Co. Ltd. (Japan)	123,000	3,063,642
TAG Immobilien AG (Germany)	2,116	28,587

		12,650,021

Road & Rail — 0.4%
Canadian National Railway Co. (Canada)(u)	1,670	104,308
Canadian Pacific Railway Ltd. (Canada)(u)	6,505	863,148
Central Japan Railway Co. (Japan)	4,400	778,146
CSX Corp.(u)	5,513	141,960
East Japan Railway Co. (Japan)	13,300	1,147,252
Old Dominion Freight Line, Inc.*(a)	15,528	1,081,059
Union Pacific Corp.(u)	52,681	4,190,774
West Japan Railway Co. (Japan)	17,400	1,074,401

		9,381,048

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	308,000	356,763
Analog Devices, Inc.	8,700	514,953
ARM Holdings PLC (United Kingdom)	103,898	1,512,885
ASML Holding NV (Netherlands)	33,034	3,324,365
Broadcom Ltd. (Singapore)(u)	73,020	11,281,590
First Solar, Inc.*(u)	1,100	75,317
Infineon Technologies AG (Germany)	126,421	1,792,443
KLA-Tencor Corp.	11,800	859,158
Lam Research Corp.(a)(u)	93,199	7,698,237
Marvell Technology Group Ltd.
(Bermuda)(u)	65,892	679,346
Maxim Integrated Products, Inc.(u)	19,500	717,210
NXP Semiconductors NV (Netherlands)*	66,530	5,393,587
Qorvo, Inc.*(u)	6,060	305,485
QUALCOMM, Inc.(u)	44,200	2,260,388
Silicon Motion Technology Corp. (Taiwan), ADR	4,680	181,631
SK Hynix, Inc. (South Korea)	17,885	440,287
Skyworks Solutions, Inc.(u)	1,900	148,010
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	123,205	3,227,971
Texas Instruments, Inc.(u)	75,173	4,316,433
Tokyo Electron Ltd. (Japan)	21,100	1,374,231
Trina Solar Ltd. (China), ADR*	17,090	169,875
Win Semiconductors Corp. (Taiwan)	84,213	166,690
Xinyi Solar Holdings Ltd. (China)	290,000	103,466

		46,900,321

Software — 1.5%
Activision Blizzard, Inc.(u)	6,800	230,112

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Adobe Systems, Inc.*(u)	47,279	$4,434,770
Citrix Systems, Inc.*(u)	1,075	84,473
Electronic Arts, Inc.*	41,852	2,766,836
Guidewire Software, Inc.*	20,521	1,117,984
Microsoft Corp.(u)	322,230	17,796,763
Mobileye NV (Israel)*(a)(u)	29,879	1,114,188
NCSoft Corp. (South Korea)	1,419	314,826
Oracle Corp.(u)	67,703	2,769,730
Rovi Corp.*(u)	21,501	440,985
salesforce.com, Inc.*	13,661	1,008,592
SAP SE (Germany)	39,309	3,163,139
ServiceNow, Inc.*	15,457	945,659
Splunk, Inc.*	17,638	863,027
Take-Two Interactive Software, Inc.*(u)	3,700	139,379
Workday, Inc. (Class A Stock)*(u)	12,889	990,391

		38,180,854

Specialty Retail — 1.1%
AutoZone, Inc.*	1,630	1,298,605
Bed Bath & Beyond, Inc.*(a)	20,500	1,017,620
Best Buy Co., Inc.(u)	73,396	2,380,966
Dixons Carphone PLC (United Kingdom)	203,147	1,241,506
Foot Locker, Inc.(u)	4,900	316,050
Gap, Inc. (The)(a)	37,900	1,114,260
GOME Electrical Appliances Holding Ltd. (China)	790,000	114,094
Home Depot, Inc. (The)(u)	42,546	5,676,912
Kingfisher PLC (United Kingdom)	275,814	1,487,624
Lowe’s Cos., Inc.(u)	107,265	8,125,324
Nebraska Book Holdings, Inc.*	1,680	1,806
O’Reilly Automotive, Inc.*(u)	1,605	439,224
Staples, Inc.(u)	24,100	265,823
Tiffany & Co.	17,900	1,313,502
TJX Cos., Inc. (The)(u)	26,220	2,054,337
Truworths International Ltd. (South Africa)	40,991	272,290
Ulta Salon Cosmetics & Fragrance, Inc.*	9,784	1,895,552

		29,015,495

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(u)	129,951	14,163,360
Casetek Holdings Ltd. (Taiwan)	22,000	119,506
Catcher Technology Co. Ltd. (Taiwan)	46,000	377,005
Chicony Electronics Co. Ltd. (Taiwan)	69,044	177,642
Hewlett Packard Enterprise Co.(u)	94,339	1,672,630
HP, Inc.(u)	148,281	1,826,822
Pegatron Corp. (Taiwan)	156,000	363,167
Samsung Electronics Co. Ltd. (South Korea)	1,742	1,999,132
Samsung Electronics Co. Ltd. (South Korea), GDR, 144A	3,850	2,192,350
Western Digital Corp.(u)	3,654	172,615

		23,064,229

Textiles, Apparel & Luxury Goods — 0.4%
Adidas AG (Germany)	13,863	1,618,659
Anta Sports Products Ltd. (China)	78,000	171,713
Belle International Holdings Ltd. (China)	450,000	260,858
Burberry Group PLC (United Kingdom)	69,380	1,356,364
Cie Financiere Richemont SA (Switzerland)	15,720	1,038,313
Coach, Inc.(u)	9,800	392,882
Columbia Sportswear Co.	12,400	745,116

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Feng TAY Enterprise Co. Ltd. (Taiwan)	22,870	$121,505
Hanesbrands, Inc.	26,000	736,840
Hermes International (France)	470	165,263
Kering (France)	4,518	806,658
LVMH Moet Hennessy Louis Vuitton SE (France)	7,977	1,363,085
Pou Chen Corp. (Taiwan)	170,000	216,511
PVH Corp.(u)	2,500	247,650
Shenzhou International Group Holdings Ltd. (China)	22,000	119,845
Taiwan Paiho Ltd. (Taiwan)	55,000	164,619
VF Corp.	4,871	315,446

		9,841,327

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	30,950	516,466

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	165,881	9,700,017
Imperial Brands PLC (United Kingdom)	124,363	6,885,616
Japan Tobacco, Inc. (Japan)	120,900	5,032,179
KT&G Corp. (South Korea)	5,595	538,743
Philip Morris International, Inc.(u)	15,640	1,534,440
Reynolds American, Inc.(u)	18,700	940,797

		24,631,792

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	69,972	2,313,974
W.W. Grainger, Inc.(a)	5,400	1,260,522
Wolseley PLC (Switzerland)	33,391	1,884,885

		5,459,381

Transportation Infrastructure
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	156,000	136,378
Shenzhen International Holdings Ltd. (China)	95,250	154,610
TAV Havalimanlari Holding A/S (Turkey)	27,300	162,927
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	184,000	197,450

		651,365

Water Utilities
American Water Works Co., Inc.(u)	1,520	104,774
Pennon Group PLC (United Kingdom)	96,767	1,125,378

		1,230,152

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	107,000	1,185,022
KDDI Corp. (Japan)	109,400	2,918,877
NII Holdings, Inc.*	8,909	49,267
NTT DOCOMO, Inc. (Japan)	85,000	1,932,171
T-Mobile US, Inc.*	71,815	2,750,515
Turkcell Iletisim Hizmetleri A/S (Turkey)	50,210	210,975
Vodafone Group PLC (United Kingdom)	1,644,323	5,225,079

		14,271,906

TOTAL COMMON STOCKS (cost $1,075,233,057)		1,128,414,641

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
PREFERRED STOCKS — 0.2%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil), ADR (PRFC)(a)		89,744	$770,901

Diversified Financial Services
GMAC Capital Trust I, Series 2, 6.402%		3,000	73,530

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)		26,907	2,959,982

Insurance
XLIT Ltd. (Ireland), Series D, 3.748%		350	277,594

Oil, Gas & Consumable Fuels
Surgutneftegas OAO (Russia) (PRFC)		561,730	375,726

TOTAL PREFERRED STOCKS (cost $3,691,802)			4,457,733

		Units
RIGHTS*
Diversified Financial Services
Fubon Financial Holding Co. Ltd. (Taiwan), expiring 04/13/16 (cost $0)		14,642	—

WARRANTS*
Oil, Gas & Consumable Fuels
Gener8 Maritime, Inc., expiring 05/17/17		230	194

Specialty Retail
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^		1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^		4,243	—

			—

TOTAL WARRANTS (cost $1)			194

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities — 0.1%
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	19	19,281
Series 2012-C, Class A, 144A
1.820%	12/16/19	114	114,128
Series 2012-D, Class A, 144A
1.480%	03/16/20	104	103,610
Series 2013-A, Class A, 144A
1.310%	06/15/20	228	225,902
Series 2013-C, Class A, 144A
1.640%	04/16/18	270	269,588
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	30	30,088
Series 2013-2, Class A, 144A
1.940%	01/15/19	259	258,491
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	294	293,762

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	134	$134,450
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.576%(c)	09/25/36	196	126,520
Series 2006-NC3, Class A2B
0.586%(c)	09/25/36	334	151,649
Series 2007-NC2, Class A2B
0.576%(c)	01/25/37	77	49,132
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	4	4,339

			1,780,940

Residential Mortgage-Backed Securities — 0.4%
ABFC Trust,
Series 2005-HE2, Class M3
1.216%(c)	06/25/35	110	100,326
Series 2006-OPT2, Class A2
0.576%(c)	10/25/36	346	277,801
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	150	145,461
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.526%(c)	07/25/36	360	118,755
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.536%(c)	10/25/36	156	57,540
Series 2006-M3, Class A2C
0.596%(c)	10/25/36	255	95,253
Series 2006-M3, Class A2D
0.676%(c)	10/25/36	95	35,849
Argent Securities Trust,
Series 2006-M2, Class A2D
0.676%(c)	09/25/36	196	68,714
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W4, Class A2D
0.816%(c)	02/25/36	95	61,180
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.336%(c)	12/25/33	192	177,793
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.556%(c)	10/25/36	206	106,153
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	143	144,644
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2B
0.576%(c)	05/25/37	83	81,380
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	66	66,295
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.676%(c)	05/25/36	60	42,010
Series 2006-CB8, Class A1
0.576%(c)	10/25/36	224	165,718

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
0.606%(c)	09/25/36	129	$56,928
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	108	109,035
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.706%(c)	07/25/36	75	40,796
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1
1.711%(c)	07/25/34	185	169,764
Series 2006-FF13, Class A2D
0.676%(c)	10/25/36	232	149,684
Series 2006-FF16, Class 2A3
0.576%(c)	12/25/36	200	117,025
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.596%(c)	08/25/36	333	121,993
Series 2006-B, Class 2A4
0.676%(c)	08/25/36	146	54,300
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	206	205,563
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.536%(c)	03/25/47	104	52,814
Series 2007-5, Class 2A1A
0.556%(c)	04/25/47	86	69,925
GSAMP Trust,
Series 2006-FM1, Class A1
0.596%(c)	04/25/36	266	182,923
Series 2006-FM2, Class A2C
0.586%(c)	09/25/36	66	28,701
Series 2006-FM2, Class A2D
0.676%(c)	09/25/36	108	48,348
Series 2006-HE3, Class A2C
0.596%(c)	05/25/46	311	274,964
Series 2007-HE1, Class A2C
0.586%(c)	03/25/47	400	329,465
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.566%(c)	08/25/36	219	169,814
Series 2006-D, Class 1A
0.576%(c)	11/25/36	265	203,640
Series 2006-D, Class 2A3
0.596%(c)	11/25/36	150	93,711
Series 2006-E, Class 2A3
0.606%(c)	04/25/37	245	143,380
Series 2007-B, Class 2A3
0.636%(c)	07/25/37	283	167,534
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A2
0.546%(c)	12/25/36	144	55,024
MASTR Asset Backed Securities Trust,
Series 2006-NC3, Class A1
0.566%(c)	10/25/36	192	106,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
0.546%(c)	11/25/36	103	$43,497
Series 2006-HE4, Class A3
0.586%(c)	11/25/36	131	56,024
Series 2006-WMC2, Class A4
0.586%(c)	04/25/36	290	110,253
Merrill Lynch Mortgage Investors Trust,
Series 2007-HE3, Class A1
0.506%(c)	04/25/47	104	53,844
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	673	720,363
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.611%(c)	06/25/37	197	163,603
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	29	28,677
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
0.596%(c)	08/25/36	222	175,412
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.626%(c)	04/25/37	205	166,382
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.926%(c)	05/25/35	83	78,061
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.586%(c)	09/25/36	215	106,072
Series 2006-4, Class A2D
0.686%(c)	09/25/36	85	42,779
Series 2007-1, Class A1A
0.566%(c)	03/25/37	346	212,888
Series 2007-1, Class A2C
0.616%(c)	03/25/37	490	237,090
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MCW1, Class M1
1.373%(c)	10/25/34	72	71,941
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.846%(c)	11/25/35	344	339,592
Series 2006-NC1, Class A2
0.626%(c)	01/25/36	26	26,225
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.110%	06/25/34	275	277,070
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.586%(c)	09/25/36	135	126,492
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.616%(c)	02/25/36	147	83,091
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.716%(c)	06/25/37	234	136,718

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
0.916%(c)	09/25/35	80	$69,786
Series 2006-4, Class A1
0.608%(c)	07/25/36	293	167,233
Series 2006-BNC2, Class A5
0.596%(c)	05/25/36	64	51,623
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	113	112,611
WaMu Asset-Backed Certificates Trust,
Series 2007-HE4, Class 1A
0.606%(c)	07/25/47	389	238,374
Washingtonn Mutual Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.796%(c)	04/25/37	338	144,075
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A^
2.150%	12/20/26	1,973	1,938,176

			10,674,514

TOTAL ASSET-BACKED SECURITIES (cost $12,987,493)			12,455,454

BANK LOANS(c) — 0.3%
Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	355	354,746

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	73	71,569
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	93,825

			165,394

Chemicals
Univar, Inc.,
Term Loan
4.250%	07/01/22	39	38,150

Commercial Services
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.881%	06/30/17	139	136,933

Commercial Services & Supplies
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	169	129,490
Intelligrated, Inc.,
Term Loan (First Lien)
4.500%	07/30/18	140	138,413

			267,903

Diversified Financial Services
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	64	62,703

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Extending)
4.918%	10/10/17	160	$46,400
2017 Term Loan (Extending)
4.918%	10/10/17	428	120,252

			166,652

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,652

Energy Equipment & Services
Veresen Midstream LP,
Tranche Term Loan B-1
5.250%	03/31/22	25	22,770

Food & Staples Retailing
Albertsons Holdings LLC,
Term Loan B-5
5.500%	12/16/22	172	171,356
Rite Aid Corp.,
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,756

			313,112

Food Products — 0.1%
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	92	91,694
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	630	628,950
Tranche Term Loan I
3.750%	01/13/23	35	35,018

			755,662

Foods
SUPERVALU, Inc.,
New Term Loan
4.500%	03/21/19	212	207,528

Health Care Equipment & Supplies — 0.1%
CHG Healthcare Services, Inc.,
Term Loan (First Lien)
4.250%	11/19/19	453	449,011
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	278	277,049

			726,060

Health Care Providers & Services
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225	223,594
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.250%	01/31/21	69	68,319
Ortho-Clinical Diagnostics Holdings Luxembourg Sarl,
Initial Term Loan
4.750%	06/30/21	99	90,827

			382,740

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare-Services
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.000%	01/27/21	32	$31,501
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	167	165,085

			196,586

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	76	72,486

Household Products/Wares
Sun Products Corp. (The),
Tranche Term Loan B
5.500%	03/18/20	328	316,304

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	98	95,977

Insurance
Alliant Holdings I LLC,
Initial Term Loan
4.500%	08/01/22	134	132,145
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	152	149,678

			281,823

Internet Software & Services
GO Daddy Operating Co. LLC,
Initial Term Loan
4.250%	05/01/21	76	75,647

Machinery-Diversified
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	32	29,045
Zebra Technologies Corp.,
Initial Term Loan
4.750%	10/27/21	71	71,398

			100,443

Media — 0.1%
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	80	80,040
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	95	94,214
iHeartCommunications, Inc.,
Tranche Term Loan D
7.183%	01/30/19	239	163,094
Tranche Term Loan E
7.933%	07/30/19	250	170,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	534	$528,134
Vertis, Inc.,
Term Loan^
—%(p)	12/21/15(d)	354	—

			1,036,206

Multiline Retail
Sears Roebuck Acceptance Corp.,
Term Loan (2015)
5.500%	06/30/18	127	120,862

Oil & Gas
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	22,147
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	23,500

			45,647

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	26,741
CITGO Holding, Inc.,
Term Loan
9.500%	05/12/18	294	283,151
Exco Resources, Inc.,
Term Loan
12.500%	10/19/20	70	32,775
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	25,125
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	97	96,078
NFR Energy,
Term Loan (Second Lien)
12.000%	12/31/18	117	2,917

			466,787

Packaging & Containers
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	85	84,873

Pharmaceuticals
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
4.000%	03/16/22	173	163,234

Retail
J.C. Penney Co.,
Term Loan
6.000%	05/21/18	487	486,891
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,062

			516,953

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Semiconductors & Semiconductor Equipment
Axalta Coating Systems Dutch Holding BBV,
Refinanced Term Loan B
3.750%	02/01/20	92	$91,831

Software
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	295	293,370
First Data Corp.,
2018 Second New Term Loan B
3.932%	09/24/18	82	81,900
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	60	44,224

			419,494

Specialty Retail
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	85	84,636

Technology Hardware, Storage & Peripherals
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	34	33,874

Telecommunications
Altice Financing SA,
Term Loan
5.500%	07/15/19	39	39,024
Avaya, Inc.,
Term Loan B-7
6.250%	05/29/20	315	283,150
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	63	62,372

			384,546

Transportation Infrastructure
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan
6.000%	06/07/20	32	14,257

TOTAL BANK LOANS (cost $9,595,475)			8,222,471

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	12	11,607
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	652	644,159
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.936%(c)	09/15/26	160	155,079
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	521	521,453
Series 2006-5, Class A4
5.414%	09/10/47	901	906,799
Series 2006-5, Class AM
5.448%	09/10/47	490	495,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	116	$115,744
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	2,014,637
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.721%(c)	06/11/40	905	931,889
COBALT Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	592	597,990
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.892%(c)	07/10/38	1,685	1,688,512
Series 2014-KYO, Class A, 144A
1.338%(c)	06/11/27	790	781,303
Series 2015-CR23, Class CMD, 144A
3.685%(c)	05/10/48	230	205,829
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,336,442
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,553,577
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,534,329
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,485,353
Series 2013-M13, Class A2
2.540%(c)	04/25/23	1,837	1,865,165
Series 2014-M3, Class A2
3.476%(c)	01/25/24	2,290	2,454,155
Series 2014-M9, Class A2
3.103%(c)	07/25/24	2,800	2,971,728
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,883	4,044,060
Series 2015-M4, Class AV2
2.509%	07/25/22	2,550	2,612,835
Series 2015-M5, Class A1
2.869%(c)	03/25/25	3,973	4,124,731
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,669,265
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,155,813
Series K708, Class X1, IO
1.596%(c)	01/25/19	15,991	571,364
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,158,071
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.313%(c)	08/10/44	1,755	1,771,494
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,068,847

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16, Class A4
5.552%	05/12/45		808	$810,696
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.856%(c)	06/15/38		144	143,589
Series 2006-C6, Class A4
5.372%	09/15/39		509	512,390
Series 2007-C1, Class AM
5.455%	02/15/40		1,460	1,482,415
Series 2007-C7, Class A3
5.866%(c)	09/15/45		742	780,518
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43		1,310	1,324,957
Series 2006-IQ12, Class AMFX
5.370%	12/15/43		1,255	1,276,246
Series 2007-HQ11, Class X, IO, 144A
0.380%(c)	02/12/44		39,531	55,173
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51		441	434,122
NorthStar Mortgage Trust (Cayman Islands),
Series 2013-1A, Class A, 144A
2.286%(c)	08/25/29		382	381,888
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.534%(c)	05/10/45		1,560	1,562,134
Series 2012-C1, Class XA, IO, 144A
2.358%(c)	05/10/45		4,531	435,349
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	688,171
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,075,289
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45		462	461,244
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A^
1.750%	08/20/21		61	60,903
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.179%(c)	03/15/45		1,125	1,002,841

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,692,870)				57,935,670

CONVERTIBLE BONDS
Real Estate
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/10/17	GBP	600	956,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Telecommunications
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40	77	$76,615

TOTAL CONVERTIBLE BONDS (cost $1,158,939)			1,033,068

CORPORATE BONDS — 17.4%
Advertising
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	25	26,031

Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21	44	45,650
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
6.375%	06/01/19	70	78,719
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	540	733,207
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45(a)	445	474,133
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	100	99,500
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	365	386,210
3.550%	01/15/26(a)	220	233,038
3.800%	03/01/45	295	286,690
4.700%	05/15/46(a)	432	483,033
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45(a)	429	424,528
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	41	42,537
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	10	9,963
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	92	83,481
United Technologies Corp., Sr. Unsec’d. Notes
3.100%	06/01/22	64	67,748
4.150%	05/15/45	220	228,330
4.500%	06/01/42	171	185,277

			3,862,044

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20	740	764,878
2.850%	08/09/22	628	648,694
4.250%	08/09/42	340	353,521

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22	310	$328,261
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	267,168
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	260,009
6.000%	11/27/17	190	203,990
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	07/21/25	310	329,718
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	620	641,828
4.250%	11/10/44	275	291,068
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	230	253,056
5.850%	08/15/45	725	885,342

			5,227,533

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	112	113,854
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	468	446,534
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	88	90,420
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	41	43,046
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	293	301,707
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	680	727,211
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	284	295,173
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	150	165,941
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26	76	78,530
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	471	541,967
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	73	76,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	37	$38,993
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	53	56,384
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	517	579,435
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	62	64,598
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	520	534,720
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	9	9,643

			4,164,770

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	227	230,658
2.625%	09/15/16	195	196,217
2.950%	01/11/17	400	405,599
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	200	198,900
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.870%(c)	05/09/16	200	200,152
3.000%	06/12/17	200	202,640
3.200%	01/15/21(a)	675	689,922
3.336%	03/18/21(a)	500	514,522
3.664%	09/08/24(a)	1,150	1,161,360
3.984%	06/15/16	353	355,238
4.134%	08/04/25	880	915,724
4.207%	04/15/16	327	327,291
4.250%	02/03/17	1,195	1,221,663
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	395	413,917
5.200%	04/01/45(a)	385	361,928
6.750%	04/01/46(a)	105	119,361
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19(a)	980	991,720
3.375%	05/15/18	205	208,412
4.000%	01/15/25	820	796,394
4.200%	03/01/21	370	382,164
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	60	62,850
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18	364	364,431

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	99	$99,763
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.700%	02/19/19	565	570,274
2.000%	09/15/16	1,660	1,670,021
2.125%	07/18/19	285	291,437

			12,952,558

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	200	206,500
6.625%	10/15/22(a)	10	10,375
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	10	9,950
5.500%	12/15/24(a)	180	170,100
6.000%	09/15/23	248	244,280
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	105	123,113
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	165	174,479
5.000%	03/30/20	150	163,472
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22(a)	23	22,770
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	14	14,385
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25	150	149,250

			1,288,674

Banks — 4.0%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
3.050%	08/23/18	600	616,547
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20	610	613,859
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16	317	319,869
Sr. Unsec’d. Notes, EMTN, 144A
4.875%	01/12/21	160	178,424
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49(a)	775	732,375
6.100%(c)	12/29/49	84	82,740
8.000%(c)	07/29/49	986	965,047
8.125%(c)	12/29/49	204	200,940
Sr. Unsec’d. Notes
2.600%	01/15/19	930	945,726
3.875%	03/22/17	1,245	1,273,809

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.625%	10/14/16	620	$634,786
6.500%	08/01/16	267	271,752
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,025	1,033,612
6.400%	08/28/17	1,555	1,652,792
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25(a)	450	466,399
5.000%	05/13/21	75	83,242
5.000%	01/21/44	330	364,205
5.625%	07/01/20	630	707,939
5.650%	05/01/18	70	75,143
Sub. Notes, GMTN
4.450%	03/03/26(a)	575	592,359
Sub. Notes, MTN
3.950%	04/21/25(a)	980	975,057
4.250%	10/22/26	775	786,554
Bank of America NA,
Sr. Unsec’d. Notes, MTN
2.050%	12/07/18	1,005	1,014,139
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	1,265	1,289,246
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49	710	709,113
Sr. Unsec’d. Notes
5.450%	05/15/19	300	333,610
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	111,718
2.500%	04/15/21	625	637,343
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	226	227,912
4.100%	09/09/23	200	216,307
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.750%	10/15/20(a)	1,015	1,035,046
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	515	516,299
Sub. Notes
5.250%	11/01/19	80	87,759
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	970	978,790
Branch Banking & Trust Co.,
Sub. Notes
0.918%(c)	05/23/17	522	520,368
3.625%	09/16/25	285	298,524
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	600	607,202
4.750%	07/15/21	265	290,392
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	1,370	1,366,175
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	8	7,980

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.000%	05/15/17	48	$48,840
5.250%	03/15/18	607	627,941
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	400	413,800
6.625%	04/01/18	45	47,306
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	125	120,781
5.950%(c)	12/29/49(a)	540	519,750
6.300%(c)	12/29/49(a)	817	784,715
Sr. Unsec’d. Notes
2.500%	09/26/18	1,155	1,172,665
2.700%	03/30/21	210	211,531
3.700%	01/12/26(a)	600	615,731
3.875%	10/25/23	435	455,532
4.950%	11/07/43	360	387,862
Sub. Notes
4.300%	11/20/26	680	676,722
4.400%	06/10/25	830	846,361
4.450%	09/29/27	140	140,874
4.600%	03/09/26(a)	245	251,207
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	250	253,556
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.375%	01/19/17	45	45,805
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	560	564,949
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	555	553,657
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	350	354,874
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.125%	12/10/20(a)	890	885,090
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21	1,020	1,035,552
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	89,427
2.950%	08/20/20	300	301,157
6.000%	09/01/17	210	221,023
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	2,260	2,248,264
4.250%	03/13/26	295	296,478
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	145,697
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26	565	578,785
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	97	93,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.700%(c)	12/29/49(a)	665	$650,037
Sr. Unsec’d. Notes
2.375%	01/22/18(a)	190	192,444
2.550%	10/23/19	715	725,819
2.625%	01/31/19(a)	1,135	1,157,439
2.750%	09/15/20	625	634,085
3.500%	01/23/25(a)	770	777,183
3.750%	02/25/26(a)	905	928,144
4.000%	03/03/24	375	393,195
4.750%	10/21/45	450	470,349
5.250%	07/27/21	173	194,733
5.750%	01/24/22	340	392,265
5.950%	01/18/18	100	107,239
6.150%	04/01/18	230	248,813
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	370	410,564
7.500%	02/15/19	1,960	2,257,648
Sub. Notes
4.250%	10/21/25(a)	310	315,204
5.150%	05/22/45	620	629,847
6.450%	05/01/36	605	701,479
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,283
4.125%	08/12/20	1,652	1,768,676
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	1,129	1,186,509
4.300%	03/08/26(a)	475	491,062
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	199,653
2.375%	11/13/19	475	477,120
2.750%	08/07/20(a)	995	999,628
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	415	415,679
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.710%	01/15/26	670	650,234
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	217,345
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	100	110,662
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.050%	01/22/19	945	945,195
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.650%	03/24/26	760	753,212
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	130	131,223
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	269,792

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.700%	10/20/20(a)	1,190	$1,207,461
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49(a)	475	448,875
Sr. Unsec’d. Notes
2.800%	06/16/20(a)	1,385	1,410,224
3.750%	02/25/23	688	716,872
3.875%	04/29/24	480	503,469
4.300%	01/27/45(a)	345	347,153
4.750%	03/22/17	650	671,331
5.750%	01/25/21	115	131,631
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	595	601,254
3.700%	10/23/24(a)	195	201,400
4.000%	07/23/25	700	731,945
6.625%	04/01/18	1,385	1,513,161
7.300%	05/13/19	950	1,093,372
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17(a)	1,300	1,355,484
Sub. Notes
3.950%	04/23/27	695	695,735
5.000%	11/24/25(a)	280	303,021
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18	1,225	1,246,850
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17(a)	330	332,669
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16	600	604,175
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	112,568
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	248,432
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	410	413,862
Sub. Notes
6.875%	04/01/18	253	277,093
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	605	570,969
Sr. Unsec’d. Notes
2.854%	11/09/22	340	343,466
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20	200	222,824
6.700%	06/10/19	160	182,970
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	563	562,443
Sr. Unsec’d. Notes
2.000%	12/10/18	1,290	1,302,541
Sr. Unsec’d. Notes, GMTN
2.500%	01/19/21(a)	815	832,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.300%	07/20/16	145	$145,722
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23	133	134,702
6.100%	06/10/23	95	97,303
6.125%	12/15/22	265	281,103
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN, RegS
9.500%(c)	03/16/22	145	153,352
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45	445	417,788
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	2,085	2,081,998
2.625%	11/17/20	775	782,624
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	532,157
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24(a)	350	366,217
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49(a)	430	435,418
Sr. Sub. Notes
3.100%	05/15/23	108	109,047
Sr. Unsec’d. Notes
2.550%	08/18/20	140	144,187
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.125%	07/12/16	250	251,560
Gtd. Notes, GMTN
2.400%	10/01/20	1,510	1,523,552
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	1,235	1,232,998
2.125%	09/29/17	1,965	1,981,624
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	288,208
2.500%	12/14/20	835	850,120
Sr. Unsec’d. Notes
2.350%	04/07/21	495	495,104
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	211	212,108
3.000%	03/15/22	133	138,731
4.125%	05/24/21	133	146,112
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18	1,250	1,254,225
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	520	520,956
4.125%	04/15/26	590	589,618

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21(a)	1,635	$1,655,650
Sr. Unsec’d. Notes, MTN
2.550%	12/07/20	485	493,889
3.500%	03/08/22(a)	1,000	1,066,016
Sub. Notes
5.375%	11/02/43	285	322,138
Sub. Notes, GMTN
4.300%	07/22/27(a)	1,010	1,071,654
4.900%	11/17/45	285	305,902
Sub. Notes, MTN
4.650%	11/04/44	400	411,183
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, MTN
1.650%	01/22/18	1,150	1,158,648
Sub. Notes
6.000%	11/15/17	600	643,626
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	200	201,892
Sr. Unsec’d. Notes
2.600%	11/23/20	475	484,035
4.875%	11/19/19	200	220,726

			101,200,070

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.900%	02/01/19	1,065	1,080,208
2.650%	02/01/21	845	868,311
3.650%	02/01/26(a)	480	504,774
4.700%	02/01/36	400	432,282
4.900%	02/01/46(a)	1,265	1,413,716
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	1,085	1,094,058
8.000%	11/15/39	160	236,554
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	33	33,413
4.250%	05/01/23	66	67,485
4.750%	11/15/24	17	17,723
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	113	113,580
5.750%	10/23/17	180	191,966
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	43	48,697
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	110	110,403
3.400%	04/01/22	250	261,588
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	180	180,963
3.000%	08/25/21	94	100,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	300	$318,272

			7,074,344

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22(a)	405	433,330
3.875%	11/15/21	300	325,157
4.400%	05/01/45(a)	545	556,267
6.375%	06/01/37	200	248,583
6.400%	02/01/39	61	76,303
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45(a)	450	499,137
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17(a)	195	196,562
2.875%	08/15/20	240	247,190
3.250%	08/15/22	85	87,773
3.875%	08/15/25(a)	615	646,326
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	315	270,113
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26(a)	340	361,296
4.500%	02/01/45(a)	290	307,171
4.600%	09/01/35	105	113,957
4.750%	03/01/46	275	301,013
4.800%	04/01/44	180	197,124

			4,867,302

Building Materials — 0.1%
Cemex Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19	150	158,025
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	275	302,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	200	187,000
7.750%	04/16/26	200	204,980
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	21	20,947
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	205	206,538
4.375%	04/01/26	245	249,437
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	55	57,475
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	50	52,625

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	100	$65,500
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18	40	41,600
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	24	24,960
Sr. Unsec’d. Notes
6.300%	11/15/16	30	30,750

			1,602,337

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	391,036
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	350	355,250
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	134	173,690
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23	50	57,125
10.000%	10/15/25(a)	45	51,413
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	245	213,232
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23(a)	7	5,705
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	200	204,537
4.125%	11/15/21	120	130,719
7.375%	11/01/29	150	192,298
8.550%	05/15/19	101	120,140
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	89	84,032
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	295	338,605
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	454	376,820
10.000%	04/15/20	195	175,500
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20(a)	620	613,800
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19(a)	700	705,250
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	585	583,273

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	75	$54,187
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	288	299,103
4.250%	11/15/23(a)	124	129,595
5.450%	11/15/33	790	812,227
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17	200	203,493
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	110	91,300
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20(a)	4	3,075
Gtd. Notes, 144A
7.500%	03/15/22(a)	95	71,250
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	80	49,400
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	130	151,781

			6,637,836

Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24	60	19,200
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	80	57,650
8.000%	04/01/23	30	22,416

			99,266

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22(a)	275	237,875
4.125%	06/15/23(a)	200	174,250
4.875%	07/15/42	37	24,790
6.250%	10/15/21(a)	54	54,270
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	62	42,780
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19	5	5,015
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22	200	212,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	400	388,000
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	10	10,175

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20	24	$26,474
5.625%	03/15/42	65	73,158
6.700%	06/01/34	110	135,729
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	114,194
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	140	107,800
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	100	89,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20(a)	130	131,508
6.250%	10/15/22(a)	560	560,000
7.375%	01/15/21	100	102,000
7.500%	10/15/18	48	48,768
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20	30	31,425
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	34,073
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	55	45,650
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	19	16,245
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22	15	13,425
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	110	66,000
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	160	160,000
6.125%	06/15/23(a)	300	309,750
7.625%	04/15/22	580	617,700
8.250%	02/01/21	72	75,240
Sr. Sec’d. Notes
4.625%	07/15/23	89	88,444
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	10	8,800

			4,005,038

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	540	543,284
3.250%	02/23/26(a)	615	642,101
3.850%	05/04/43	1,475	1,434,175
4.650%	02/23/46	235	256,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	$163,402
4.650%	12/09/21	270	285,753
6.000%	09/15/41	141	126,813
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16	147	147,636
2.250%	02/19/21	538	549,799
3.625%	02/12/24	450	483,358
4.000%	06/20/42	254	258,377
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	14	13,860
6.375%	12/15/23	15	15,450
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	70	70,175
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	32	32,640

			5,023,362

Cosmetics/Personal Care
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.200%	07/15/18	60	52,050
6.750%	03/15/23	67	46,163
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	200	261,374
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	69	70,897

			430,484

Distribution/Wholesale
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	105	106,575
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	113	119,921
Gtd. Notes, 144A
5.750%	04/15/24	28	28,770
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	310	325,500
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23(a)	24	23,430

			604,196

Diversified Financial Services — 0.9%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	120	130,350
7.625%	04/15/20(a)	200	226,000
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	20	18,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17	62	$61,690
3.250%	11/05/18	10	9,835
4.750%	09/10/18	80	81,200
5.500%	02/15/17	280	285,130
6.250%	12/01/17	147	153,247
8.000%	11/01/31	214	243,960
Sr. Unsec’d. Notes
3.250%	09/29/17	88	87,450
3.250%	02/13/18	200	198,000
4.125%	03/30/20	80	79,400
4.625%	03/30/25(a)	480	473,400
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	320	351,001
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18(a)	1,315	1,323,100
2.375%	03/24/17	83	83,974
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	85,316
3.500%	03/18/24	70	74,197
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	648,890
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	2,050	2,065,719
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	186,668
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	129	56,115
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	200	201,135
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	117	123,420
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	75	79,219
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	2,606	2,669,691
4.418%	11/15/35	467	507,346
General Electric Capital Corp.,
Sr. Sec’d. Notes
2.100%	12/11/19	494	505,732
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	215	243,106
5.625%	09/15/17	1,200	1,281,396
6.000%	08/07/19	530	611,024
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	322	309,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.000%	08/01/20	9	$8,753
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.240%(c)	12/21/65	200	162,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.490%(c)	12/21/65	270	218,700
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	442	461,766
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18(a)	1,460	1,468,322
4.625%	04/15/21	525	538,125
5.875%	04/01/19	250	264,063
5.875%	08/15/22	20	21,700
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22	410	418,297
4.000%	01/30/24	114	120,014
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	654,877
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	317,688
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	75	72,000
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	605	614,499
10.375%	11/01/18	110	134,146
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	62,125
9.625%	05/01/19	61	63,135
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25(a)	98	95,060
Springleaf Finance Corp.,
Gtd. Notes, MTN
5.750%	09/15/16	100	100,750
6.500%	09/15/17	100	102,250
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21(a)	1,310	1,344,750
4.500%	07/23/25(a)	110	113,144
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25(a)	335	349,698
4.300%	12/14/45	650	711,105

			21,871,548

Electric — 1.5%
AES Corp.,
Sr. Unsec’d. Notes
3.635%(c)	06/01/19	450	434,250
5.500%	03/15/24(a)	20	19,550

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	$133,167
5.875%	12/01/22	160	191,859
6.125%	05/15/38	30	38,201
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	163,015
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	61,227
5.050%	09/01/41	107	124,869
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	620	633,711
3.350%	07/01/23	485	506,902
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	573,040
4.500%	02/01/45	295	314,059
6.125%	04/01/36	240	297,126
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	150	157,125
7.875%	01/15/23	92	97,520
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	141,155
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	96,866
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45(a)	280	306,274
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	71,606
4.500%	12/01/45	615	670,699
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	102,275
5.650%	04/15/20	105	119,623
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	390	398,802
Sr. Unsec’d. Notes
3.625%	12/01/24	300	304,385
3.900%	10/01/25	780	802,222
4.450%	03/15/21	1,335	1,443,429
4.700%	12/01/44	405	406,299
4.900%	08/01/41	32	32,659
5.250%	08/01/33	155	163,707
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	53,927
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	48,421

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	$218,930
4.300%	06/15/20	655	723,987
First Ref. Mortgage
6.000%	01/15/38	31	40,026
7.000%	11/15/18	100	114,214
3.875%	03/15/46	210	213,851
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	172	173,626
5.050%	09/15/19	1,500	1,641,402
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	96,962
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	103,794
4.150%	12/01/44(a)	250	262,541
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	500	504,523
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	255	255,336
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	275,305
Entergy Arkansas, Inc.,
First Mortgage
3.500%	04/01/26	90	96,167
3.750%	02/15/21	950	1,024,864
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	720	724,636
4.000%	10/01/20	270	282,208
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	1,200	1,261,146
4.050%	06/01/42	200	211,748
5.625%	04/01/34	150	187,919
Georgia Power Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26	215	220,305
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	23,947
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, IO
8.050%	07/07/24	550	760,691
8.400%	01/15/22	120	158,598
9.400%	02/01/21	130	171,189
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	180	185,214
7.000%	03/15/19	170	192,749
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	890	890,880

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	489	$521,676
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	580	604,474
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	217	236,529
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	340,562
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	180	192,205
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	90	98,155
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	219	174,794
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	338,154
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	565	595,983
5.650%	02/01/45	106	126,111
5.800%	02/01/42	314	379,478
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	10	10,625
8.250%	09/01/20	300	302,250
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44	150	149,227
5.375%	11/01/40	375	427,504
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	225	245,427
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	178,421
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	112,160
2.950%	03/01/26(a)	180	181,830
3.400%	08/15/24	960	1,001,572
4.300%	03/15/45(a)	100	107,695
4.450%	04/15/42	67	72,419
4.750%	02/15/44	330	375,571
6.050%	03/01/34	150	191,271
8.250%	10/15/18	130	150,736
PacifiCorp,
First Mortgage
2.950%	02/01/22	2,525	2,629,058
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	150	151,385

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	100	$107,788
4.700%	06/01/43	105	108,063
6.700%(c)	03/30/67	925	703,000
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,203,971
4.400%	01/15/21	93	100,206
7.750%	03/01/31	150	203,790
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	50	52,273
4.300%	11/15/23	61	62,068
5.320%	09/15/16	350	356,350
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	37,957
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	42,288
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	218,650
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.800%	03/01/46	285	290,973
Sec’d. Notes, MTN
3.650%	09/01/42	75	74,276
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	790	602,873
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	150,249
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	103,154
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	375	359,859
First Ref. Mortgage
5.500%	03/15/40	80	98,976
Sr. Unsec’d. Notes
6.650%	04/01/29	150	190,862
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	104,491
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	585	581,728
5.250%	07/15/43	220	214,263
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	580	531,649
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	271,542

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	$199,465
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	21,687
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	150	43,500
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25(a)	760	785,167
Upstate New York Power Producers, Inc.,
Sec’d. Notes, PIK, 144A^
20.000%	06/15/17(g)	51	98,584
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	7,277
3.650%	12/15/42	77	74,914
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	1,426,376

			39,248,269

Electrical Components & Equipment
Anixter, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	250	253,125
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	30	28,650
5.500%	09/01/22(a)	12	12,060
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	400	316,000
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17(g)	110	109,587

			719,422

Electronics
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	100	110,150
6.875%	06/01/18	145	157,239
7.500%	01/15/27	150	179,911
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	152,852
7.200%	06/01/26	205	255,437
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	10,225
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	305	321,519

			1,187,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	85	$68,850
6.125%	06/15/25	37	28,860

			97,710

Engineering & Construction
AECOM,
Gtd. Notes
5.750%	10/15/22	55	57,063
5.875%	10/15/24	135	139,050
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	161,521
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23(a)	85	72,887
MMC Energy Inc., Escrow Shares,
First Lien^
—%	10/15/20	75	—
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	85	86,063

			516,584

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	300	306,750
5.875%	02/15/22	25	25,687
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	223	134,714
Cinemark USA, Inc.,
Gtd. Notes
5.125%	12/15/22(a)	15	15,356
7.375%	06/15/21(a)	246	256,455
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	270	272,700
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23(a)	15	15,525
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	305,190
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	61,800
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	44	45,540
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sec’d. Notes, 144A
9.500%	06/15/19	18	18,540
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	170	137,700

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Sr. Sec’d. Notes, 144A
7.000%	01/01/22(a)	50	$51,000
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	60	65,100
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	75	74,250

			1,786,307

Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	140	142,013
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	179	188,963
5.500%	09/15/19	335	371,956
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21	74	79,393
4.750%	06/30/20	100	111,198

			893,523

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	60	61,875

Foods — 0.2%
Albertsons Holdings LLC/Safeway, Inc.,
Sec’d. Notes, 144A
7.750%	10/15/22	156	168,870
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	327	327,817
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	49	49,102
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	47	48,351
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	340	355,406
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	35	35,525
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	87	86,652
7.250%	06/01/21	43	42,828
8.250%	02/01/20	44	45,100
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25	64	56,000
5.875%	07/15/24	32	28,880
Kraft Heinz Foods Co,
Gtd. Notes
5.000%	06/04/42	379	412,558

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22(a)	175	$183,950
5.375%	02/10/20	139	155,157
6.875%	01/26/39	218	278,506
Gtd. Notes, 144A
5.200%	07/15/45(a)	715	800,006
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	23	26,512
7.500%	04/01/31	110	143,682
Sr. Unsec’d. Notes
2.200%	01/15/17	93	93,697
3.400%	04/15/22	290	306,961
3.850%	08/01/23	571	613,955
6.800%	12/15/18	55	62,060
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	35	35,131
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24	20	20,934
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	450	475,875
Gtd. Notes, 144A
6.000%	12/15/22	10	10,300
6.750%	12/01/21	138	145,417
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21	169	142,383
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	86	87,290
5.875%	08/01/21	289	299,115
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	161	136,447
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19	205	206,255
2.500%	07/15/21	185	187,149
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22	10	10,225
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	20	20,550
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22	28	30,135

			6,128,781

Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	65	62,522

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	$153,307
4.400%	06/01/43	63	57,727
5.875%	03/15/41	91	104,091
6.375%	07/15/16	150	152,117
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	355,337
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	102,447
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	86	91,494
5.850%	01/15/41	215	238,492
6.125%	11/01/17	235	248,936
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	900	905,744
2.875%	10/01/22	830	820,412
6.000%	10/15/39	150	171,227
9.800%	02/15/19	320	384,916

			3,786,247

Hand/Machine Tools
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	105	96,600

Healthcare-Products — 0.2%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	28	28,532
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	1,075	1,101,333
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18	600	618,000
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	139	152,039
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	200	177,000
Halyard Health, Inc.,
Gtd. Notes
6.250%	10/15/22	200	199,250
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	200	200,500
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	95	91,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	60	56,220
5.500%	04/15/25(a)	50	44,125
5.625%	10/15/23	100	90,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22(a)	2,005	$2,126,529
Stryker Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/26	105	108,815
4.625%	03/15/46	280	299,022

			5,293,315

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	5	5,050
5.625%	02/15/23	55	55,825
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	700	714,116
6.750%	12/15/37	100	130,757
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	35	36,137
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	445,006
3.300%	01/15/23	35	35,385
4.625%	05/15/42	365	360,304
4.650%	01/15/43	141	139,657
5.100%	01/15/44	300	316,402
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	200	180,500
7.125%	07/15/20(a)	80	75,600
8.000%	11/15/19(a)	75	73,031
Sr. Sec’d. Notes
5.125%	08/15/18	100	100,750
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	885	939,430
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19	157	150,720
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	335	331,650
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	375	403,125
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	930	1,053,225
Sr. Sec’d. Notes
5.250%	04/15/25	20	20,600
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	215	217,795
5.750%	09/15/25(a)	5	5,053
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	370	364,913

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20	200	$198,500
8.750%	01/15/23	200	191,500
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	195	196,090
2.500%	11/01/18	170	171,443
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	20	20,900
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	260	270,400
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	184,839
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	321	322,605
6.000%	10/01/20	124	132,060
Sr. Unsec’d. Notes
5.000%	03/01/19	154	152,268
5.500%	03/01/19	227	224,730
6.750%	02/01/20	500	500,000
8.125%	04/01/22	316	325,085
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	270	280,474
2.750%	02/15/23	58	59,055
3.100%	03/15/26	280	286,437
3.950%	10/15/42	440	442,681
4.750%	07/15/45(a)	230	263,739
6.625%	11/15/37	270	372,074
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20	10	10,350

			10,760,261

Holding Companies-Diversified
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	338	359,294
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19	164	172,954
Sr. Unsec’d. Notes
7.750%	01/15/22	8	7,940
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	206,922
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	75	78,000

			825,110

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	01/15/21(a)		80	$93,000
10.750%	09/15/16		13	13,357
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,390
4.750%	05/30/25		55	54,037
6.950%	06/01/18		10	10,775
12.250%	06/01/17		100	110,750
Mattamy Group Corp. (Canada),
Gtd. Notes, 144A
6.500%	11/15/20		27	24,300
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	CAD	80	56,362
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		60	63,900
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23(a)		47	45,120
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		27	26,798

				510,789

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20		250	263,750
Gtd. Notes, 144A
5.625%	10/15/23		10	10,287

				274,037

Household Products/Wares
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		200	211,500
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21		50	50,625
6.375%	03/01/24		20	20,850
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		34	36,125
6.125%	12/15/24		14	14,945
6.625%	11/15/22		43	46,493
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21		10	9,200

				389,738

Housewares
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46(a)		45	48,888

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance — 0.5%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	$229,658
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	125,425
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21(a)	300	306,716
4.125%	02/15/24	165	171,931
4.500%	07/16/44(a)	285	268,791
4.800%	07/10/45(a)	985	972,183
Aon Corp.,
Gtd. Notes
3.125%	05/27/16	125	125,431
6.250%	09/30/40	33	38,465
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22	325	338,695
4.300%	05/15/43(a)	435	460,084
4.400%	05/15/42	165	178,565
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21(a)	95	97,017
2.750%	03/15/23	475	484,427
3.125%	03/15/26	485	497,293
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	215	218,580
2.875%	11/03/22(a)	170	175,424
4.350%	11/03/45	285	310,596
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	125	124,250
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	50,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	68	73,734
7.800%	03/07/87	75	81,750
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	245,992
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	29	30,462
4.850%	06/24/21	30	32,577
6.250%	02/15/20	390	435,730
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	72,394
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17	200	201,981
2.500%	10/17/22	132	131,703
3.125%	04/14/16	200	200,121

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	285	$294,405
Sr. Unsec’d. Notes
4.125%	08/13/42	750	716,165
4.600%	05/13/46(a)	180	184,528
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	700	706,717
3.650%	06/14/18	120	125,524
3.875%	04/11/22(a)	767	818,815
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	442,283
New York Life Global Funding,
Sec’d. Notes, 144A
2.100%	01/02/19	760	773,136
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	200	206,806
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39(a)	260	375,185
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	220	261,372
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
4.250%	12/06/42	210	206,929
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	248,896
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	77	77,000

			12,117,986

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	455	498,514
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23(a)	84	86,562
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	343,875
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	114	113,765
2.600%	07/15/22	285	273,941
4.000%	07/15/42	253	197,306
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	12/15/22	107	108,471
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	40	41,878
5.750%	03/01/24	250	263,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23	24	$24,240
5.250%	04/01/25	14	14,105
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)	441	440,171
10.125%	07/01/20	151	161,570

			2,568,148

Iron/Steel — 0.1%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18(a)	65	62,400
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.250%	02/25/22(a)	415	410,643
10.850%	06/01/19	135	150,863
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	28	28,140
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20	5	4,225
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	108	112,562
5.200%	08/01/43	477	485,398
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	60	61,950
6.375%	08/15/22	95	97,850

			1,414,031

Leisure Time
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	50	50,100
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	4	4,530
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	35	35,919

			90,549

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	24	25,560
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20	500	425,000
11.250%	06/01/17	250	210,313
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	63	59,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21	80	$82,896
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23	19	19,047
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	65	67,275
7.625%	01/15/17	297	308,137
7.750%	03/15/22	815	907,706
11.375%	03/01/18	200	231,080
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	80	80,200
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	50	52,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	320	301,600

			2,771,601

Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	63	58,039
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	255,294
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44	224	233,532
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	15	15,113
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	550	532,125

			1,094,103

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	58	59,667
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	45	45,986
3.900%	06/09/42	38	37,686
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	30	24,525
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	580	591,395
2.450%	09/11/20	378	386,995
2.800%	03/06/23	500	508,259

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22(a)	300	$325,500

			1,980,013

Media — 0.9%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25(a)	155	162,295
4.750%	09/15/44(a)	710	734,956
4.950%	10/15/45(a)	105	112,259
7.250%	05/18/18	300	332,838
7.430%	10/01/26	100	126,309
7.625%	11/30/28	100	135,638
7.700%	10/30/25	100	131,253
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	100	100,375
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	181	188,352
8.000%	04/15/20	194	188,180
8.625%	09/15/17	50	52,875
CBS Corp.,
Gtd. Notes
3.700%	08/15/24	34	35,026
4.850%	07/01/42	100	96,505
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	127	129,540
5.750%	09/01/23	14	14,525
6.500%	04/30/21	386	399,707
6.625%	01/31/22	205	215,763
Gtd. Notes, 144A
5.125%	05/01/23	910	925,925
5.375%	05/01/25	11	11,193
5.875%	05/01/27	53	54,060
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	600	627,161
4.908%	07/23/25(a)	769	811,154
6.484%	10/23/45	310	344,945
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	89	82,770
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	763	759,185
7.625%	03/15/20	530	486,275
7.625%	03/15/20	15	12,825
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	226,215
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	419,826
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	435	452,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
4.600%	08/15/45(a)	620	$687,837
4.750%	03/01/44	505	569,625
6.450%	03/15/37	275	364,556
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	170,226
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	147,006
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	159	166,665
4.950%	05/15/42	100	87,295
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	10	10,248
5.000%	03/15/23	45	39,713
5.875%	07/15/22(a)	500	473,750
5.875%	11/15/24	500	458,750
6.750%	06/01/21	335	345,887
7.875%	09/01/19	135	148,500
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20(a)	325	342,875
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	5	3,700
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	42	42,525
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	350	376,971
5.950%	04/01/41	90	115,068
6.400%	04/30/40	154	206,060
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	200	214,000
10.875%	10/15/25	400	434,800
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)	500	518,750
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	263	269,575
Numericable-SFR SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	625	609,375
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	250	257,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	30	30,000
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21(a)	50	51,563
6.125%	10/01/22(a)	450	473,063

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Gtd. Notes, 144A
5.625%	08/01/24(a)	60	$60,300
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	200	209,250
6.000%	07/15/24	680	715,700
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	201,992
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	442	465,260
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	625	619,819
7.300%	07/01/38	45	52,785
8.250%	04/01/19	300	349,253
8.750%	02/14/19	300	351,267
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	257	326,484
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	430	474,201
4.850%	07/15/45(a)	1,010	1,027,445
6.250%	03/29/41(a)	19	21,962
6.500%	11/15/36	25	29,002
7.625%	04/15/31	300	382,934
Trader Corp (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	40	41,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	200	199,500
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	575	586,500
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	180	190,350
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	360	353,698
3.875%	12/15/21	234	243,140
4.375%	03/15/43	707	546,536
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	177	183,638
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	450	469,125

			24,088,359

Metal Fabricate/Hardware
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21	123	92,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware (cont’d.)
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	50	$44,000

			136,865

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	190	180,204
5.900%	02/01/27	52	49,400
6.750%	07/15/18	40	43,000
6.750%	01/15/28	83	80,900
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	26	26,520
7.875%	11/01/20	42	35,490
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	196	200,372
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	69	69,060
2.050%	09/30/18	137	138,304
4.125%	02/24/42	605	553,392
5.000%	09/30/43(a)	69	70,194
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21(a)	144	115,560
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20	52	35,620
7.000%	02/15/21	27	18,090
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	5	4,987
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	300	231,000
Freeport-McMoRan, Inc.,
Gtd. Notes
2.150%	03/01/17	242	231,110
2.300%	11/14/17	11	10,147
3.100%	03/15/20	55	41,250
3.875%	03/15/23(a)	217	147,017
5.400%	11/14/34	197	120,663
5.450%	03/15/43	171	104,737
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	330	254,100
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	118	94,990
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	50	35,500
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	35	33,425
7.875%	11/01/22	65	61,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	139	$117,455
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	257,265
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	25	21,750
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20	58	60,032
3.750%	09/20/21(a)	100	103,791
3.750%	06/15/25(a)	520	506,779
4.125%	05/20/21	150	158,831
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	35	18,200

			4,230,885

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18	20	18,400
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19	115	113,275
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	54,055
4.000%	11/02/32	42	42,496
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	592	609,760
Sr. Unsec’d. Notes
2.700%	10/09/22	53	55,122
4.125%	10/09/42(a)	510	537,846
4.500%	03/11/44(a)	465	519,057
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	496	501,314
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	125,778
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26	180	233,607
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	225	226,782

			3,037,492

Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	757,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	16	$16,160
5.500%	12/01/24	40	41,200
6.000%	08/15/22	20	21,137

			78,497

Oil & Gas — 0.9%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	308,403
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	173,245
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	155	138,031
8.700%	03/15/19	350	391,072
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	44	39,930
5.375%	11/01/21	80	74,000
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	143	137,587
4.750%	04/15/43	82	73,606
6.900%	09/15/18	150	162,472
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	12	8,460
5.625%	06/01/24	12	8,070
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23	59	15,635
6.750%	04/15/21	153	42,840
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23	765	750,326
3.245%	05/06/22	905	931,363
3.814%	02/10/24(a)	250	259,916
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	161	16,100
8.625%	10/15/20	405	40,500
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	31	6,820
Sec’d. Notes, 144A
8.000%	12/15/22	78	30,030
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	339	313,683
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42	173	135,102
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20	10	9,325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	28	$24,895
4.450%	09/15/42	47	36,369
6.750%	11/15/39(a)	168	160,851
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22	122	23,180
8.250%	9/01/21(i)	46	8,855
9.875%	10/01/20	122	22,875
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	175	85,750
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	235	234,839
2.419%	11/17/20	565	580,490
3.191%	06/24/23	73	75,251
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	25	24,616
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16	200	199,940
3.000%	05/09/23	285	275,869
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	200,171
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	54	6,750
9.500%	06/15/20	38	4,655
Sr. Sec’d. Notes, 144A
10.000%	03/15/20	187	92,097
ConocoPhillips,
Sr. Unsec’d. Notes
6.650%	07/15/18	250	272,305
ConocoPhillips Co.,
Gtd. Notes
3.350%	05/15/25(a)	300	286,950
4.300%	11/15/44(a)	47	40,643
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	865	972,996
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	66	63,195
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	300	125,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)	815	608,289
6.300%	01/15/19	160	161,746
7.950%	04/15/32	150	152,549
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	125	82,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21(a)	171	$159,885
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	239,870
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	162,986
4.100%	02/01/21	455	481,040
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	34	15,640
7.750%	09/01/22	59	27,435
9.375%	05/01/20	517	260,762
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	1,270	1,291,643
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20(a)(g)	46	32,660
13.000%	02/15/22(g)	231	68,723
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	175	190,306
8.125%	02/15/19	210	230,726
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	305	256,963
5.750%	10/01/25	236	202,960
7.625%	04/15/21(a)	28	26,670
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	237	129,757
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	130	142,017
Legacy Reserves LP/Legacy Reserves Finance Corp.,
Gtd. Notes
6.625%	12/01/21	97	18,430
8.000%	12/01/20	72	13,860
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	54	51,705
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	424	250,160
6.500%	03/15/21	42	25,357
7.000%	03/31/24	122	71,980
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22	58	15,660
7.625%	05/01/21	124	34,720
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21(a)	235	199,398
5.000%	09/15/20(a)	100	86,425

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	200	$182,000
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21	72	72,360
Sr. Unsec’d. Notes
5.250%	11/15/43	440	378,921
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
3.950%	03/15/22	25	15,250
5.250%	03/15/42	169	84,104
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20	12	7,200
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	80	59,200
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	406	400,806
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20(a)	51	39,971
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	264	262,680
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23	46	43,643
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23(a)	119	110,967
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19	175	21,875
8.500%	05/01/20	115	14,375
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.875%	03/15/19	220	210,980
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	186	196,719
7.875%	06/15/26	130	151,800
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	150	144,000
Phillips 66,
Gtd. Notes
2.950%	05/01/17	54	54,995
4.300%	04/01/22	43	45,781
4.875%	11/15/44	685	686,246
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	44	31,130
6.500%	12/15/21(a)	29	22,040
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23	80	70,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	49	$48,265
Samson Investment Co.,
Gtd. Notes(i)
9.750%	02/15/20	421	1,053
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	463	250,020
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	106	106,265
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	225	227,123
4.375%	03/25/20	805	878,794
4.550%	08/12/43	725	752,675
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23	249	266,514
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	75	51,914
6.500%	01/01/23	160	112,800
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18	201	199,555
1.200%	01/17/18	54	53,872
2.450%	01/17/23	155	150,268
2.650%	01/15/24	214	208,484
3.150%	01/23/22	77	79,101
4.250%	11/23/41	61	59,070
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	115	31,050
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	150	151,133
6.100%	06/01/18	100	106,902
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20	56	55,860
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	150	183,234
8.125%	02/15/30	150	184,708
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23	273	272,533
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17	94	94,370
2.700%	01/25/23	776	772,686
3.700%	01/15/24	120	127,172
3.750%	04/10/24	111	116,792
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22(a)	56	30,940
6.500%	11/15/20(a)	64	44,800

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.125%	12/15/21(a)	495	$334,125
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	93	6,510
6.125%	10/01/24	125	9,375
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	76	38,190
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	18	16,020
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	10	6,925
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	133	92,435
7.500%	08/01/20(a)	10	7,800

			23,014,304

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	40	28,800
Halliburton Co.,
Sr. Unsec’d. Notes
2.700%	11/15/20	300	304,567
3.500%	08/01/23	214	216,089
5.000%	11/15/45(a)	275	268,768
8.750%	02/15/21	130	162,207
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096	90	105,499
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	44	43,041
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	155	160,960
Gtd. Notes, 144A
3.300%	09/14/21	105	108,149
Weatherford International Ltd.,
Gtd. Notes
6.000%	03/15/18	24	23,160

			1,421,240

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	700	724,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21(a)	200	190,000
Sr. Sec’d. Notes, 144A
3.634%(c)	12/15/19	200	197,000
Ball Corp.,
Gtd. Notes
5.250%	07/01/25(a)	10	10,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16(a)	120	$119,625
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20(a)	138	139,283
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27	64	59,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19	500	506,250
9.875%	08/15/19	190	196,769
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	50	51,875
6.500%	12/01/20	70	79,100

			2,274,102

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,269	1,274,873
2.900%	11/06/22	440	447,773
3.600%	05/14/25(a)	1,475	1,548,333
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	622	629,347
3.000%	03/12/20	1,140	1,172,157
3.450%	03/15/22	555	576,177
3.850%	06/15/24	425	445,456
4.750%	03/15/45(a)	130	136,722
4.850%	06/15/44	215	228,962
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	1,015	1,019,328
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
3.375%	11/16/25(a)	710	735,442
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	06/23/25	1,220	1,239,786
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19(a)	40	40,200
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	20	18,950
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.875%	01/15/23	30	28,575
Express Scripts Holding Co.,
Gtd. Notes
2.650%	02/15/17	305	308,983
4.500%	02/25/26(a)	325	336,494
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21	560	617,444

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	500	$498,310
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	540	572,019
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	205	208,615
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	480	480,178
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	184,335
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	690	686,421
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	90	92,331
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	236	237,311
3.650%	11/10/21	151	157,371
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20	435	433,999
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	60	49,800
7.000%	10/01/20	100	84,000
7.250%	07/15/22	645	516,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	120	97,800
5.500%	03/01/23	6	4,718
5.875%	05/15/23(a)	718	562,733
6.125%	04/15/25(a)	191	147,070
6.750%	08/15/18(a)	95	86,213
7.500%	07/15/21	699	582,351
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	52	51,951

			16,538,528

Pipelines — 0.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	33	27,473
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	175	173,753
4.150%	07/01/23	34	30,652
4.350%	10/15/24	40	35,926
4.875%	02/01/21	150	151,489
5.850%	11/15/43	50	43,617

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enable Midstream Partners LP,
Ltd. Gtd. Notes
3.900%	05/15/24	665	$525,730
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	857	743,457
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	248,845
3.750%	02/15/25(a)	1,160	1,157,883
3.900%	02/15/24	1,235	1,248,298
5.200%	09/01/20	595	649,624
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	25	23,125
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	250	227,925
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	490	408,583
5.400%	09/01/44	340	297,690
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	23	24,048
Kinder Morgan, Inc.,
Gtd. Notes
7.000%	06/15/17	81	84,983
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	313,996
5.000%	03/01/26	340	367,686
5.150%	10/15/43	72	67,338
6.400%	07/15/18	250	271,228
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	36	31,230
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25(a)	1,402	1,320,872
6.650%	10/01/36	150	139,530
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	715	616,587
5.750%	01/15/20	1,320	1,376,208
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	45	39,705
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	36	23,940
5.625%	11/15/23	111	72,150
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	41	39,104
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	540	554,995
6.200%	04/15/18	380	398,912

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	$46,181
5.950%	09/25/43	38	40,053
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	405	371,775
5.300%	04/01/44	745	614,562
5.350%	05/15/45(a)	380	319,144
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	175	173,469
6.125%	10/15/21	250	250,000
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	175,657
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	645	610,059
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	66,240
3.750%	10/16/23	80	78,934
7.125%	01/15/19	250	277,571
Transcanada Trust (Canada),
Gtd. Notes
5.625%(c)	05/20/75	86	75,736
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	235	201,342
5.375%	06/01/21	198	191,591
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	36,990

			15,265,886

Real Estate
Prologis LP,
Gtd. Notes
3.750%	11/01/25	205	213,906
4.250%	08/15/23	240	258,856

			472,762

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.450%	09/15/21	1,040	1,063,445
3.500%	01/31/23(a)	110	111,043
4.400%	02/15/26	220	232,636
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43	233	232,828
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	760	800,110
4.125%	05/15/21	200	214,318
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	455	444,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	305	$282,125
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	15	14,587
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	575	580,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	215	218,204
4.450%	02/15/26(a)	615	639,445
4.875%	04/15/22	40	42,808
5.250%	01/15/23	80	86,300
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,095	1,110,841
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	385	397,496
4.375%	06/15/22	126	132,695
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	28	29,330
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	72	74,484
5.375%	01/01/22	13	13,536
5.375%	04/01/23	80	82,800
5.750%	01/01/25	35	36,750
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	261,065
6.650%	01/15/18	250	262,742
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	22	24,479
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	250	243,125
5.875%	01/15/22	250	253,125
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20	503	496,083
3.875%	08/15/24(a)	79	76,246
4.000%	12/01/22	830	834,152
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	25	25,625
6.000%	08/15/23	19	19,950
Gtd. Notes, 144A
6.000%	10/01/20	10	10,537
iStar, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16	40	39,966
4.000%	11/01/17	25	24,375
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	865	856,261

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.200%	05/01/21(a)	40	$40,849
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	375	370,474
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	38	38,950
5.000%	04/15/23	250	255,625
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	545	573,259
4.125%	12/01/21	54	59,142
6.750%	02/01/40	100	134,399
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	370	391,388
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24	282	291,173
Welltower, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23(a)	290	289,691
4.000%	06/01/25(a)	305	305,167
4.250%	04/01/26	610	618,153
4.500%	01/15/24	293	304,159

			13,940,715

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	320	332,800
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	209	56,430
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	29,375
9.000%	03/15/19	553	394,013
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	135	138,659
3.875%	07/20/25	475	512,584
4.000%	12/05/23(a)	557	614,027
4.875%	07/20/35(a)	420	468,287
5.125%	07/20/45(a)	475	550,108
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	217	250,366
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	69	61,237
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	235	254,609
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19(a)	44	39,600
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	485	489,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
4.250%	04/01/46	255	$280,702
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	4	4,110
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	290	262,460
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	50	56,245
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	11	11,550
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	285	316,663
4.650%	04/15/42	130	147,180
5.125%	11/15/41	49	57,146
5.500%	10/15/35	100	121,382
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	70,291
4.300%	02/15/43	295	221,787
5.125%	01/15/42	21	17,962
6.700%	07/15/34	130	133,957
7.450%	07/15/17	400	428,358
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20	100	103,573
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18	115	117,332
3.700%	02/15/42	345	318,670
4.700%	12/09/35	100	107,460
4.875%	12/09/45	260	284,041
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	300	314,250
Nebraska Book Holdings, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16(g)	28	27,775
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21	150	115,593
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	23	20,873
7.750%	06/15/26	11	10,285
8.000%	05/01/31	62	58,590
8.700%	05/01/30(a)	5	4,800
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	10	10,225
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	55	57,200
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	150	157,687

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	650	$674,381
Walgreen Co.,
Gtd. Notes
3.100%	09/15/22	162	163,495
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24(a)	840	864,363
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	605	640,901
4.300%	04/22/44(a)	85	95,049

			10,468,290

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	214	171,200
7.000%	07/01/24	113	74,015
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	625	596,875
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	20	20,300
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	95	100,700
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	07/29/22	80	84,578
3.300%	10/01/21	83	89,156
4.800%	10/01/41(a)	150	167,710
4.900%	07/29/45(a)	650	729,020
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22	24	20,760
Sr. Unsec’d. Notes
5.500%	02/01/25	165	133,753
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23(a)	34	27,795
5.250%	01/15/24	358	288,190
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	440	469,023
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	300	314,250
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	890	881,622
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	43	43,215
5.000%	10/01/25	46	46,345
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26(a)	415	441,975

			4,700,482

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.3%
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19	210	$222,075
Gtd. Notes, 144A
6.000%	02/15/21(a)	55	53,625
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	200	202,000
Sec’d. Notes, 144A
5.750%	01/15/24	525	524,947
Sr. Sec’d. Notes, 144A
5.375%	08/15/23(a)	104	106,600
6.750%	11/01/20	105	110,407
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	250	256,875
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	270	201,825
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	500	455,000
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	5	5,150
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18	112	105,280
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/42	675	650,537
3.625%	12/15/23	145	158,797
3.750%	02/12/45(a)	730	723,098
4.450%	11/03/45(a)	145	160,829
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	54	55,755
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	20	20,400
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	1,025	1,045,651
4.125%	05/15/45(a)	945	965,488
4.500%	07/08/44	160	171,754
6.125%	07/08/39	125	161,275
6.500%	04/15/38	200	266,395

			6,623,763

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	70	72,275

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29(a)	71	75,437

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	400	$401,000
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	200	191,500
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	188,100
Sr. Unsec’d. Notes
3.125%	07/16/22	400	410,554
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22(a)	660	673,429
3.400%	05/15/25	685	686,605
3.800%	03/15/22	761	801,930
3.875%	08/15/21	200	212,824
4.300%	12/15/42	3,098	2,835,630
4.350%	06/15/45	188	172,226
5.150%	03/15/42	491	494,904
5.350%	09/01/40	273	287,050
6.000%	08/15/40	200	222,354
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	79	24,293
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	250	168,750
9.000%	04/01/19	180	121,500
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	400	441,300
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16	200	200,250
9.625%	12/15/30	100	156,307
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	10	10,130
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	325	312,683
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	90	91,350
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,395	1,422,755
5.500%	01/15/40	200	249,126
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25(a)	500	504,687
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	22	22,165
5.500%	06/15/24	62	62,620
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	38	39,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	51	$44,497
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	300	449,765
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	463	446,999
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	60	55,463
7.125%	03/15/19	200	205,500
8.250%	04/15/17	24	25,430
8.500%	04/15/20	63	65,167
8.750%	04/15/22	123	119,925
9.250%	07/01/21	93	94,860
Sr. Unsec’d. Notes, 144A
11.000%	09/15/25	467	469,335
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	151	154,020
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	230	82,800
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	112	67,480
6.625%	12/15/22	250	133,750
7.250%	04/01/19	46	33,925
7.250%	10/15/20(a)	806	519,870
7.500%	04/01/21	115	73,025
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	58	59,740
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	60	17,850
Level 3 Financing, Inc.,
Gtd. Notes
4.101%(c)	01/15/18	55	55,206
5.625%	02/01/23	436	447,990
6.125%	01/15/21	10	10,475
7.000%	06/01/20	77	80,326
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17	124	124,016
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	21	21,840
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	87	87,646
5.500%	02/06/44(a)	315	375,274
9.000%	03/01/31	180	273,129
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	72	59,760
7.750%	02/15/31	58	48,430

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	25	$27,340
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23(a)	213	229,507
5.450%	10/01/43	118	135,080
8.750%	05/01/32	185	256,437
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20(a)	200	202,750
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	60	43,800
6.900%	05/01/19	85	73,737
8.750%	03/15/32	886	693,295
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	354	354,000
9.000%	11/15/18	508	532,130
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	110	87,450
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	140	103,950
7.250%	09/15/21	52	39,715
7.625%	02/15/25	141	104,693
7.875%	09/15/23(a)	1,301	994,992
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	206	211,344
5.134%	04/27/20	388	429,352
5.462%	02/16/21	45	51,122
6.421%	06/20/16	150	151,608
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24	19	19,237
6.250%	04/01/21	57	59,839
6.375%	03/01/25(a)	130	133,087
6.500%	01/15/24	10	10,400
6.500%	01/15/26	101	104,914
6.625%	04/01/23	138	145,245
6.633%	04/28/21	555	579,975
6.731%	04/28/22	298	311,350
6.836%	04/28/23	51	53,805
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	135	142,763
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	521	536,077
3.850%	11/01/42	2,517	2,285,715
4.500%	09/15/20	763	842,370
4.522%	09/15/48(a)	115	115,196
4.672%	03/15/55(a)	106	101,760
4.862%	08/21/46(a)	1,824	1,923,446
5.012%	08/21/54	68	68,220
5.150%	09/15/23	675	779,094
6.400%	09/15/33	14	17,220

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.550%	09/15/43	385	$507,132
Verizon Maryland LLC,
Gtd. Notes
5.125%	06/15/33	345	347,216
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30	500	661,461
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17	200	200,786
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	300	271,500
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22	30	23,025
7.500%	04/01/23(a)	355	265,363
7.750%	10/01/21	500	407,813

			31,820,308

Transportation — 0.3%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	215	201,563
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19	200	80,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21	725	798,831
4.150%	04/01/45	755	774,690
4.375%	09/01/42	88	93,111
4.450%	03/15/43	140	150,541
5.400%	06/01/41	115	136,508
5.750%	03/15/18	200	217,499
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	218,001
6.125%	09/15/15	32	34,311
7.125%	10/15/31	150	192,944
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21	65	71,046
7.375%	02/01/19	100	115,079
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	400	380,494
4.550%	04/01/46(a)	70	71,939
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.250%	06/01/20	142	100,110
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22	780	795,088
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	19	12,587

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		133	$47,880
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22		101	65,145
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	343,682
3.850%	01/15/24		292	310,360
5.590%	05/17/25		74	87,334
6.000%	05/23/2111		184	205,690
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	112,087
3.500%	06/01/17		516	525,599
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes(i)
8.875%	06/15/21		174	35,670
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	276,671

				6,454,460

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	769,460

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	324,044
4.300%	12/01/42		46	48,701

				372,745

TOTAL CORPORATE BONDS (cost $442,411,191)				442,200,532

FOREIGN GOVERNMENT BONDS — 0.4%
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
5.500%	11/01/22	EUR	4,500	6,696,121
Sr. Unsec’d. Notes
3.500%	03/01/30	EUR	2,000	2,797,519
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23(a)		600	628,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	301,245
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26		120	151,559

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,726,103)				10,574,944

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	$231,698
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	263,363

			495,061

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	191,057
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	276,822
5.647%	11/01/40	220	273,777
5.647%	11/01/40	60	74,666

			816,322

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	211,254

TOTAL MUNICIPAL BONDS (cost $1,308,669)			1,522,637

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
2.989%(c)	09/25/35	104	90,738
Alternative Loan Trust,
Series 2005-J6, Class 2A1
5.500%	07/25/25	23	23,116
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.626%(c)	09/25/46	465	315,855
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	115	115,447
Series 2003-7, Class 2A4
5.000%	09/25/18	107	107,548
Series 2003-11, Class 2A1
6.000%	01/25/34	182	186,780
Series 2004-1, Class 1A1
6.000%	02/25/34	135	142,851
Series 2004-6, Class 4A1
5.000%	07/25/19	142	143,831
Series 2004-7, Class 3A1
6.000%	08/25/34	219	222,850
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	299	299,360
Series 2005-7, Class 30PO, PO
8.220%(s)	11/25/35	53	41,986
Series 2006-1, Class 2A1
5.500%	01/25/36	25	24,342
Series 2006-D, Class 5A2
3.960%(c)	05/20/36	29	26,131

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-R7, Class 1A1, 144A
0.586%(c)	05/26/36	160	$144,082
Series 2014-R7, Class 2A1, 144A
0.576%(c)	09/26/36	84	78,885
Banc of America Mortgage Trust,
Series 2003-3, Class 1A7
5.500%	05/25/33	250	254,131
Series 2004-5, Class 3A3
5.000%	06/25/19	101	101,548
Series 2004-C, Class 2A1
2.876%(c)	04/25/34	220	217,948
Series 2004-D, Class 2A1
2.716%(c)	05/25/34	5	4,971
Series 2004-D, Class 2A2
2.716%(c)	05/25/34	40	39,582
Series 2007-3, Class 1A1
6.000%	09/25/37	182	164,701
BCAP LLC Trust,
Series 2013-RR12, Class 2A7, 144A
0.331%(c)	05/26/37	100	97,970
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.501%(c)	07/25/33	147	146,059
Series 2005-12, Class 22A1
2.443%(c)	02/25/36	126	116,020
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	188	188,169
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.786%(c)	05/25/37	45	33,910
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	98	94,850
Series 2007-5, Class 1A9
6.000%	06/25/37	423	431,227
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	43	42,140
Series 2008-AR4, Class 1A1A, 144A
2.985%(c)	11/25/38	220	218,281
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	49	49,397
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	46	46,587
Series 2013-11, Class 1A4, 144A
0.597%(c)	10/25/46	90	89,142
Series 2014-10, Class 1A1, 144A
0.571%(c)	11/25/36	83	73,651
Series 2014-10, Class 3A1, 144A
0.635%(c)	07/25/36	102	92,712
Series 2014-10, Class 4A1, 144A
0.390%(c)	02/25/37	128	113,944
Series 2014-10, Class 5A1, 144A
0.586%(c)	06/25/36	76	68,113
Series 2014-11, Class 4A1, 144A
0.536%(c)	07/25/36	86	75,526

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-12, Class 1A4, 144A
0.561%(c)	08/25/36	308	$281,114
Series 2014-12, Class 2A4, 144A
4.275%(c)	02/25/37	80	78,335
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	159	149,997
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	116	115,087
Series 2005-2, Class 2A11
5.500%	05/25/35	196	200,819
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	350	311,448
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-4, Class A13
5.250%	05/25/34	63	63,295
Series 2004-5, Class 2A9
5.250%	05/25/34	351	351,779
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.728%(c)	10/25/33	171	167,472
Series 2004-AR5, Class 7A2
2.415%(c)	06/25/34	97	93,332
Series 2005-5, Class 1A1
5.000%	07/25/20	129	128,191
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.419%(c)	07/27/36	72	70,540
Series 2014-10R, Class 4A1, 144A
0.597%(c)	12/27/36	69	65,520
Series 2014-11R, Class 8A1, 144A
0.767%(c)	04/27/37	49	46,985
Series 2014-11R, Class 9A1, 144A
0.567%(c)	10/27/36	197	186,995
Series 2015-3R, Class 5A1, 144A
0.576%(c)	09/29/36	191	183,776
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1
0.936%(c)	02/25/35	42	37,092
Series 2005-1, Class 2A1
5.854%(c)	02/25/20	23	23,598
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.270%(c)	06/27/37	255	252,284
Fannie Mae Connecticut Avenue Securities,
Series 2015-C04, Class 1M2
6.136%(c)	04/25/28(x)	196	198,358
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	736	862,970
Series 2002-T1, Class A2
7.000%	11/25/31	510	616,032
Series 2002-T4, Class A2
7.000%	12/25/41	564	654,739
Series 2004-T1, Class 1A1
6.000%	01/25/44	503	582,187

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.677%(s)	12/25/24	213	$197,543
Series 369, Class 12, IO
5.500%(c)	05/25/36	751	127,118
Series 383, Class 60, IO
6.500%	10/25/37	184	37,313
Series 416, Class A300
3.000%	11/25/42	2,256	2,278,404
Series 417, Class C11, IO
2.500%	02/25/28	5,614	485,066
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	254	282,435
Series 1993-136, Class ZB
6.792%(c)	07/25/23	174	191,153
Series 1993-141, Class Z
7.000%	08/25/23	175	193,433
Series 1993-147, Class Z
7.000%	08/25/23	144	160,576
Series 1994-29, Class Z
6.500%	02/25/24	272	305,781
Series 1996-4, Class SA, IO
8.061%(c)	02/25/24	68	14,042
Series 1997-33, Class PA
8.500%	06/18/27	366	421,428
Series 1997-57, Class PN
5.000%	09/18/27	224	245,954
Series 2001-16, Class Z
6.000%	05/25/31	284	326,159
Series 2001-81, Class HE
6.500%	01/25/32	420	487,259
Series 2002-14, Class A1
7.000%	01/25/42	1,008	1,184,328
Series 2002-26, Class A2
7.500%	01/25/48	498	609,587
Series 2002-82, Class PE
6.000%	12/25/32	427	479,392
Series 2002-86, Class PG
6.000%	12/25/32	945	1,085,110
Series 2002-90, Class A2
6.500%	11/25/42	240	273,063
Series 2003-18, Class A1
6.500%	12/25/42	381	450,831
Series 2003-21, Class OU
5.500%	03/25/33	125	141,291
Series 2003-24, Class MZ
5.500%	04/25/33	509	563,175
Series 2003-48, Class GH
5.500%	06/25/33	2,217	2,525,957
Series 2003-64, Class KF
0.939%(c)	07/25/18	89	89,139
Series 2003-81, Class FC
0.836%(c)	08/25/17	18	17,612
Series 2004-36, Class SA
18.334%(c)	05/25/34	113	161,387
Series 2004-45, Class ZL
6.000%	10/25/32	392	437,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-60, Class PA
5.500%	04/25/34	121	$126,778
Series 2004-61, Class NS, IO
7.261%(c)	08/25/34	28	5,719
Series 2004-68, Class LC
5.000%	09/25/29	394	437,071
Series 2004-72, Class S, IO
6.061%(c)	09/25/34	78	17,392
Series 2004-101, Class HD
5.000%	01/25/20	220	226,933
Series 2005-13, Class AS, IO
5.661%(c)	03/25/35	22	4,010
Series 2005-22, Class DA
5.500%	12/25/34	132	142,932
Series 2005-30, Class UG
5.000%	04/25/35	625	695,586
Series 2005-57, Class NK
20.268%(c)	07/25/35	81	105,197
Series 2005-84, Class XM
5.750%	10/25/35	150	163,553
Series 2005-87, Class QZ
5.000%	10/25/35	368	391,441
Series 2005-97, Class PO, PO
2.632%(s)	11/25/35	863	840,258
Series 2005-102, Class PG
5.000%	11/25/35	1,278	1,420,161
Series 2005-110, Class GL
5.500%	12/25/35	562	666,392
Series 2006-2, Class LY
8.000%(c)	12/25/35	30	35,017
Series 2006-9, Class KZ
6.000%	03/25/36	621	704,750
Series 2006-20, Class IB, IO
6.151%(c)	04/25/36	499	85,698
Series 2006-23, Class NS
9.000%(c)	04/25/36	46	54,551
Series 2006-48, Class ND
6.250%	03/25/36	140	144,724
Series 2006-60, Class CO, PO
1.803%(s)	06/25/35	138	135,956
Series 2006-65, Class TE
5.500%	05/25/35	43	43,466
Series 2006-72, Class XI, IO
6.061%(c)	08/25/36	20	3,280
Series 2006-77, Class PC
6.500%	08/25/36	332	382,677
Series 2006-108, Class S, IO
6.761%(c)	11/25/36	42	11,666
Series 2007-46, Class PA
6.000%	04/25/37	152	162,722
Series 2007-58, Class SV, IO
6.311%(c)	06/25/37	483	83,618
Series 2007-79, Class PE
5.000%	08/25/37	1,787	1,918,923
Series 2007-88, Class MI, IO
6.081%(c)	09/25/37	33	7,312
Series 2007-88, Class XI, IO
6.101%(c)	06/25/37	10	1,721

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-102, Class SA, IO
5.961%(c)	11/25/37	1,039	$178,970
Series 2008-34, Class GS, IO
6.011%(c)	05/25/38	27	4,342
Series 2008-91, Class SI, IO
5.561%(c)	03/25/38	817	105,692
Series 2008-95, Class AI, IO
5.000%	12/25/23	110	2,978
Series 2009-15, Class SA, IO
5.767%(c)	03/25/24	305	24,777
Series 2009-62, Class WA
5.571%(c)	08/25/39	1,010	1,147,685
Series 2009-112, Class ST, IO
5.811%(c)	01/25/40	1,041	172,949
Series 2009-112, Class SW, IO
5.811%(c)	01/25/40	684	113,703
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,498,237
Series 2010-19, Class MV
5.000%	02/25/21	686	729,094
Series 2010-35, Class SB, IO
5.981%(c)	04/25/40	431	55,444
Series 2010-43, Class CI, IO
4.500%	02/25/25	233	9,945
Series 2010-49, Class SC
11.794%(c)	03/25/40	204	260,761
Series 2010-64, Class DM
5.000%	06/25/40	317	351,453
Series 2011-18, Class UA
4.000%	08/25/38	79	79,835
Series 2011-22, Class MA
6.500%	04/25/38	397	440,392
Series 2011-39, Class ZA
6.000%	11/25/32	503	579,748
Series 2011-52, Class GB
5.000%	06/25/41	744	826,175
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,775,100
Series 2011-70, Class CL
3.000%	08/25/26	4	3,626
Series 2012-42, Class PS, IO
6.141%(c)	08/25/41	124	10,816
Series 2012-73, Class LS, IO
5.611%(c)	06/25/39	852	120,179
Series 2012-74, Class AS, IO
5.611%(c)	03/25/39	553	75,549
Series 2012-84, Class QS, IO
6.211%(c)	09/25/31	137	26,507
Series 2012-84, Class SQ, IO
6.211%(c)	08/25/32	88	20,044
Series 2012-87, Class NS, IO
5.611%(c)	02/25/39	369	59,413
Series 2012-94, Class KS, IO
6.217%(c)	05/25/38	285	56,871
Series 2012-94, Class SL, IO
6.267%(c)	05/25/38	250	50,258
Series 2012-98, Class SA, IO
5.611%(c)	05/25/39	377	59,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-104, Class QS, IO
5.667%(c)	03/25/39	124	$20,141
Series 2012-107, Class QS, IO
5.661%(c)	10/25/40	104	20,192
Series 2012-110, Class MS, IO
5.561%(c)	10/25/42	117	24,862
Series 2012-110, Class SB, IO
6.261%(c)	10/25/32	182	41,400
Series 2012-111, Class KS, IO
5.717%(c)	01/25/40	56	8,288
Series 2012-114, Class DS, IO
5.661%(c)	08/25/39	304	45,762
Series 2012-120, Class ES, IO
5.761%(c)	11/25/39	256	48,304
Series 2012-120, Class SE, IO
5.761%(c)	02/25/39	398	69,335
Series 2012-124, Class DS, IO
5.711%(c)	04/25/40	267	45,304
Series 2012-124, Class LS, IO
5.761%(c)	07/25/40	307	52,536
Series 2012-137, Class CS, IO
5.761%(c)	08/25/41	345	67,657
Series 2013-4, Class AJ
3.500%	02/25/43	1,190	1,250,374
Series 2013-4, Class PC
2.000%	06/25/42	1,479	1,475,115
Series 2013-9, Class SG, IO
5.761%(c)	03/25/39	496	91,064
Series 2013-83, Class CA
3.500%	10/25/37	1,265	1,326,525
Series 2013-96, Class YA
3.500%	09/25/38	1,847	1,951,646
Series 2013-131, Class S, IO
5.611%(c)	01/25/34	109	24,126
Series G93-17, Class S, IO
8.561%(c)	04/25/23	244	44,934
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	357	396,331
Series 2001-W3, Class A
6.828%(c)	09/25/41	401	454,559
Series 2002-W6, Class 2A1
6.271%(c)	06/25/42	259	309,340
Series 2003-W2, Class 2A9
5.900%	07/25/42	176	201,943
Series 2003-W3, Class 2A5
5.356%	06/25/42	391	446,181
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,369	1,552,377
Series 2003-W6, Class 3A
6.500%	09/25/42	328	385,250
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,336	1,434,690
Series 2003-W12, Class 2A7
4.680%	06/25/43	386	418,127
Series 2004-W2, Class 2A2
7.000%	02/25/44	295	346,228

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-W2, Class 5A
7.500%	03/25/44	332	$384,077
Series 2004-W6, Class 3A4
6.500%	07/25/34	404	416,645
Series 2004-W8, Class 2A
6.500%	06/25/44	347	396,824
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,675	1,988,707
Series 2004-W12, Class 1A2
6.500%	07/25/44	969	1,180,818
Series 2005-W1, Class 1A2
6.500%	10/25/44	329	389,079
Series 2005-W4, Class 1A1
6.000%	08/25/45	220	252,718
Series 2007-W7, Class 2A2, IO
6.091%(c)	07/25/37	35	7,033
Series 2007-W10, Class 2A
6.340%(c)	08/25/47	337	383,526
Series 2009-W1, Class A
6.000%	12/25/49	650	750,007
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	11	10,689
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	717	875,084
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	337	376,312
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.690%(c)	09/25/33	380	383,609
Freddie Mac REMICS,
Series 1049, Class S
37.581%(c)	02/15/21	10	14,365
Series 1621, Class J
6.400%	11/15/23	103	112,721
Series 1630, Class PK
6.000%	11/15/23	245	269,567
Series 1675, Class KZ
6.500%	02/15/24	239	271,650
Series 1680, Class PK
6.500%	02/15/24	267	304,049
Series 1695, Class EB
7.000%	03/15/24	316	354,323
Series 1980, Class Z
7.000%	07/15/27	394	448,231
Series 2353, Class KZ
6.500%	09/15/31	416	487,389
Series 2378, Class PE
5.500%	11/15/16	14	14,232
Series 2535, Class AW
5.500%	12/15/32	181	204,844
Series 2557, Class HL
5.300%	01/15/33	1,141	1,273,595
Series 2595, Class DC
5.000%	04/15/23	748	804,226
Series 2595, Class GC
5.500%	04/15/23	248	271,017

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2611, Class TM
10.000%(c)	05/15/33	51	$63,029
Series 2626, Class JC
5.000%	06/15/23	1,429	1,525,966
Series 2628, Class AB
4.500%	06/15/18	60	61,742
Series 2630, Class FL
0.936%(c)	06/15/18	60	59,970
Series 2643, Class SA
42.665%(c)	03/15/32	37	71,315
Series 2684, Class PO, PO
2.155%(s)	01/15/33	26	25,714
Series 2707, Class KJ
5.000%	11/15/18	3	2,617
Series 2764, Class UG
5.000%	03/15/34	1,360	1,587,548
Series 2862, Class GB
5.000%	09/15/24	251	270,339
Series 2864, Class NB
5.500%	07/15/33	444	463,361
Series 2885, Class LZ
6.000%	11/15/34	1,222	1,488,880
Series 2893, Class PE
5.000%	11/15/34	621	687,335
Series 2906, Class SW, IO
6.267%(c)	11/15/34	1	4
Series 2922, Class SU
13.428%(c)	02/15/35	82	113,081
Series 2980, Class QA
6.000%	05/15/35	595	692,689
Series 2990, Class SR, IO
6.217%(c)	03/15/35	1,049	170,042
Series 3005, Class ED
5.000%	07/15/25	534	578,613
Series 3017, Class OC, PO
1.458%(s)	08/15/25	204	198,092
Series 3126, Class AO, PO
2.395%(s)	03/15/36	160	146,500
Series 3155, Class PS, IO
6.717%(c)	05/15/36	93	15,628
Series 3171, Class OJ, PO
1.850%(s)	06/15/36	14	12,327
Series 3187, Class Z
5.000%	07/15/36	907	1,002,330
Series 3201, Class IN, IO
5.817%(c)	08/15/36	935	148,093
Series 3218, Class HS, IO
6.767%(c)	09/15/26	616	98,816
Series 3237, Class BO, PO
2.828%(s)	11/15/36	397	323,178
Series 3306, Class TB
3.186%(c)	04/15/37	41	44,462
Series 3306, Class TC
2.646%(c)	04/15/37	36	38,564
Series 3383, Class KB
5.500%	11/15/27	1,140	1,327,554
Series 3385, Class SN, IO
5.567%(c)	11/15/37	180	24,487

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3405, Class PE
5.000%	01/15/38	789	$878,160
Series 3443, Class PT
6.500%	03/15/37	1,079	1,247,600
Series 3564, Class JA
4.000%	01/15/18	70	72,030
Series 3593, Class SL, IO
5.967%(c)	11/15/24	467	54,084
Series 3605, Class NC
5.500%	06/15/37	955	1,103,982
Series 3609, Class SA, IO
5.907%(c)	12/15/39	1,203	284,995
Series 3648, Class CY
4.500%	03/15/30	1,399	1,523,050
Series 3656, Class LV
5.000%	05/15/21	150	149,754
Series 3662, Class PJ
5.000%	04/15/40	1,213	1,349,371
Series 3677, Class PB
4.500%	05/15/40	1,644	1,778,495
Series 3688, Class GT
7.248%(c)	11/15/46	312	366,938
Series 3692, Class PS, IO
6.167%(c)	05/15/38	46	2,247
Series 3737, Class LI, IO
4.500%	05/15/24	129	5,216
Series 3739, Class MC
4.000%	11/15/38	1,270	1,359,252
Series 3740, Class SB, IO
5.567%(c)	10/15/40	671	98,835
Series 3747, Class HI, IO
4.500%	07/15/37	364	18,578
Series 3784, Class S, IO
6.167%(c)	07/15/23	757	81,850
Series 3850, Class LS, IO
1.616%(c)	05/15/39	87	5,877
Series 3852, Class QN
5.500%(c)	05/15/41	460	497,645
Series 3852, Class TP
5.500%(c)	05/15/41	551	621,847
Series 3855, Class HI, IO
4.000%	02/15/26	718	36,359
Series 3859, Class JB
5.000%	05/15/41	1,213	1,346,910
Series 3962, Class KS, IO
1.828%(c)	06/15/38	186	14,537
Series 3997, Class HS, IO
6.117%(c)	03/15/38	311	36,240
Series 4013, Class SB, IO
6.017%(c)	03/15/42	125	29,126
Series 4030, Class IL, IO
3.500%	04/15/27	4,016	412,113
Series 4057, Class BS, IO
5.617%(c)	09/15/39	255	34,460
Series 4057, Class CS, IO
5.617%(c)	04/15/39	163	24,084
Series 4057, Class SA, IO
5.617%(c)	04/15/39	2,760	321,974

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4073, Class AS, IO
5.617%(c)	08/15/38	316	$42,374
Series 4083, Class MS, IO
5.617%(c)	05/15/39	382	56,264
Series 4086, Class TS, IO
5.667%(c)	04/15/37	298	28,421
Series 4093, Class SD, IO
6.267%(c)	01/15/38	325	64,048
Series 4097, Class SA, IO
5.617%(c)	08/15/42	362	76,601
Series 4097, Class TS, IO
5.667%(c)	05/15/39	408	67,570
Series 4099, Class BS, IO
5.617%(c)	06/15/39	207	33,924
Series 4100, Class KJ
3.500%	08/15/42	24	24,242
Series 4102, Class SW, IO
5.667%(c)	05/15/39	105	19,146
Series 4113, Class JS, IO
5.617%(c)	07/15/39	93	13,925
Series 4116, Class MS, IO
5.767%(c)	11/15/39	155	30,223
Series 4122, Class SJ, IO
5.717%(c)	12/15/40	701	96,037
Series 4123, Class SA, IO
5.767%(c)	09/15/39	111	17,504
Series 4132, Class SE, IO
5.767%(c)	12/15/40	136	24,566
Series 4136, Class SA, IO
5.767%(c)	12/15/39	122	19,886
Series 4174, Class SA, IO
5.767%(c)	05/15/39	712	112,723
Series 4199, Class SD, IO
5.767%(c)	06/15/39	456	71,888
Series 4229, Class AS, IO
5.717%(c)	12/15/38	153	18,095
Series 4267, Class CI, IO
4.000%	05/15/39	184	20,247
Series 4374, Class NC
1.750%	02/15/46	2,259	2,365,708
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,269	1,329,169
Series 304, Class C32, IO
3.000%	12/15/27	3,125	313,365
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.636%(c)	02/25/24(x)	750	748,801
Series 2014-DN2, Class M2
2.086%(c)	04/25/24(x)	500	494,491
Series 2014-DN3, Class M2
2.836%(c)	08/25/24(x)	217	219,184
Series 2014-DN3, Class M3
4.436%(c)	08/25/24(x)	250	242,365
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	75	75,133

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.564%(c)	06/16/32	695	$155,303
Series 2002-84, Class PH
6.000%	11/16/32	1,008	1,154,705
Series 2003-25, Class PZ
5.500%	04/20/33	682	773,181
Series 2003-58, Class PC
5.000%	07/20/33	1,793	2,011,978
Series 2003-86, Class ZC
4.500%	10/20/33	508	547,951
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,665,083
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	2,490	18,808
Series 2004-30, Class UC
5.500%	02/20/34	392	413,329
Series 2004-86, Class SP, IO
5.661%(c)	09/20/34	984	137,256
Series 2004-88, Class ES, IO
5.664%(c)	06/17/34	1,007	126,596
Series 2005-7, Class NL, IO
6.314%(c)	03/17/33	13	1,397
Series 2005-30, Class WD
6.000%	07/20/33	395	425,943
Series 2006-23, Class S, IO
6.061%(c)	01/20/36	618	49,680
Series 2006-26, Class S, IO
6.061%(c)	06/20/36	639	127,976
Series 2007-16, Class KU, IO
6.211%(c)	04/20/37	813	148,854
Series 2007-24, Class SA, IO
6.071%(c)	05/20/37	1,756	331,207
Series 2007-35, Class TE
6.000%	06/20/37	1,628	1,825,637
Series 2007-58, Class SD, IO
6.051%(c)	10/20/37	1,047	203,224
Series 2007-59, Class SP, IO
6.231%(c)	04/20/37	664	67,925
Series 2008-36, Class AY
5.000%	04/16/23	530	558,598
Series 2008-47, Class ML
5.250%	06/16/38	760	885,618
Series 2008-62, Class SA, IO
5.711%(c)	07/20/38	473	86,524
Series 2008-73, Class SK, IO
6.301%(c)	08/20/38	981	175,902
Series 2008-79, Class SA, IO
7.111%(c)	09/20/38	483	98,165
Series 2009-6, Class CI, IO
6.500%	11/16/38	147	13,288
Series 2009-16, Class SJ, IO
6.361%(c)	05/20/37	1,086	197,666
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	2,424	80,893
Series 2009-41, Class GS, IO
5.614%(c)	06/16/39	38	5,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-65, Class LB
6.000%	07/16/39	166	$182,379
Series 2009-77, Class CS, IO
6.564%(c)	06/16/38	1,136	123,894
Series 2009-81, Class A
5.750%	09/20/36	276	307,843
Series 2009-106, Class ST, IO
5.561%(c)	02/20/38	901	151,330
Series 2009-106, Class XL, IO
6.311%(c)	06/20/37	783	102,364
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	3,979	58,197
Series 2010-4, Class SB, IO
6.064%(c)	08/16/39	955	85,048
Series 2010-14, Class AO, PO
1.550%(s)	12/20/32	88	85,370
Series 2010-14, Class QP
6.000%	12/20/39	83	86,288
Series 2010-31, Class SK, IO
5.661%(c)	11/20/34	540	87,224
Series 2010-85, Class ID, IO
6.000%	09/20/39	630	93,255
Series 2010-129, Class AW
6.125%(c)	04/20/37	1,460	1,650,832
Series 2010-157, Class OP, PO
3.185%(s)	12/20/40	797	702,296
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,046,051
Series 2012-H31, Class FD
0.770%(c)	12/20/62	1,301	1,283,329
Series 2013-69, Class SM, IO
5.761%(c)	05/20/43	78	12,488
Series 2013-165, Class ST, IO
5.711%(c)	11/20/43	115	21,391
Series 2013-H04, Class BA
1.650%	02/20/63	1,524	1,525,034
Series 2013-H05, Class FB
0.830%(c)	02/20/62	1,258	1,254,514
Series 2014-119, Class SA, IO
5.161%(c)	08/20/44	700	114,855
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.746%(c)	10/25/45	426	340,048
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.606%(c)	04/26/37	82	76,409
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
2.798%(c)	09/25/34	153	143,716
Series 2004-6F, Class 2A4
5.500%	05/25/34	213	218,736
Series 2005-7F, Class 3A2
0.936%(c)	09/25/35	1,302	1,192,813
Series 2006-2F, Class 2A1
5.750%	02/25/36	40	36,986
Series 2006-3F, Class 2A7
5.750%	03/25/36	130	120,204

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.827%(c)	12/19/34	48	$38,981
Series 2006-9, Class 2A1A
0.640%(c)	11/19/36	108	78,820
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.536%(c)	09/25/34	564	551,339
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	255	254,374
Series 2005-S2, Class 4A3
5.500%	09/25/20	79	77,273
Series 2006-A2, Class 5A1
2.681%(c)	11/25/33	76	76,344
Series 2006-A2, Class 5A3
2.681%(c)	11/25/33	289	289,210
Series 2007-A1, Class 5A5
2.826%(c)	07/25/35	154	155,734
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.990%(c)	08/26/35	9	9,307
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	29	28,241
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.736%(c)	11/25/35	52	44,177
Series 2006-18N, Class A2A
0.586%(c)	12/25/36	21	20,290
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A^
3.539%(c)	09/01/21	218	215,586
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.698%(c)	08/25/34	240	236,188
Series 2004-13, Class 3A7
2.812%(c)	11/21/34	256	259,732
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	58	59,596
Series 2003-9, Class 5A1
4.500%	12/25/18	134	134,973
Series 2004-1, Class 4A1
5.500%	02/25/34	117	118,563
Series 2004-3, Class 2A1
6.250%	04/25/34	304	316,313
Series 2005-5, Class 3A1
5.750%	08/25/35	95	77,853
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	673	684,227
Series 2004-6, Class 3A1
5.250%	07/25/19	93	93,257
Series 2004-6, Class 4A1
5.000%	07/25/19	120	120,289
Series 2004-P7, Class A6, 144A
5.500%	12/27/33(g)	157	169,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-3, Class 30PO, PO
11.170%(s)	10/25/36	215	$163,543
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
1.076%(c)	10/25/28	593	576,580
Series 2004-B, Class A1
0.936%(c)	05/25/29	477	462,441
Series 2004-HB1, Class A3
2.318%(c)	04/25/29	163	159,297
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.863%(c)	03/25/33	347	296,279
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.702%(c)	09/25/34	267	260,279
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.635%(c)	12/26/36	88	81,089
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	224	226,548
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	109	109,506
Series 2004-CL1, Class 1A1
6.000%	02/25/34	279	291,610
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	216	219,939
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.566%(c)	09/26/36	28	26,530
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	45	45,024
Series 2003-QS20, Class A1
5.000%	11/25/18	33	33,364
Series 2004-QS3, Class CB
5.000%	03/25/19	127	126,418
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.745%(c)	12/25/34	238	236,475
Series 2006-A1, Class 1A6
0.936%(c)	04/25/36	101	57,994
Series 2006-R1, Class A2
0.836%(c)	01/25/46	316	149,334
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	152	155,208
Series 2006-S9, Class A1
6.250%	09/25/36	115	105,281
Series 2006-S12, Class 2A2
6.000%	12/25/36	124	116,907
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.610%(c)	09/20/34	377	360,448
Series 2013-4, Class A1
2.325%(c)	04/25/43	182	176,444

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	280	$279,379
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	99,735
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	158,754
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	99,794
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,111,493
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,079,543
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.455%(c)	06/25/34	48	47,258
Series 2004-9XS, Class A
0.806%(c)	07/25/34	1,343	1,283,484
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
1.130%(c)	03/19/34	1,015	976,063
Structured Asset Securities Corp. Mortgage Passs-Through Certificates,
Series 2003-22A, Class 3A
2.594%(c)	06/25/33	105	106,430
Series 2003-26A, Class 3A5
2.691%(c)	09/25/33	433	414,993
Series 2003-29, Class 1A1
4.750%	09/25/18	65	65,285
Series 2003-32, Class 5A1
5.827%(c)	11/25/33	108	110,935
Series 2004-7, Class 2A1
5.490%(c)	05/25/24	138	140,484
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
1.176%(c)	09/25/44	472	432,233
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	263	303,653
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.518%(c)	05/25/33	358	360,328
Series 2003-S1, Class A5
5.500%	04/25/33	264	271,674
Series 2004-S3, Class 3A2
6.000%	07/25/34	344	359,339
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.886%(c)	09/25/35	40	29,839
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
1.111%(c)	10/25/35	100	91,745
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.720%(c)	02/25/34	67	65,997
Series 2004-EE, Class 2A2
2.750%(c)	12/25/34	305	309,739
Series 2004-O, Class A1
2.743%(c)	08/25/34	166	163,927

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-16, Class A8
5.750%	01/25/36	18	$19,388
Series 2005-AR9, Class 3A1
2.804%(c)	06/25/34	240	243,216
Series 2006-11, Class A8
6.000%	09/25/36	76	72,789
Series 2006-17, Class A1
5.500%	11/25/21	40	40,011
Series 2007-3, Class 3A1
5.500%	04/25/22	7	7,261
Series 2007-7, Class A49
6.000%	06/25/37	252	250,262
Series 2007-8, Class 2A8
6.000%	07/25/37	168	164,029
Series 2007-11, Class A85
6.000%	08/25/37	207	203,514
Series 2007-11, Class A96
6.000%	08/25/37	25	24,275

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $136,567,059)			141,204,269

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Fannie Mae Principal Strip, Notes, MTN, PO
3.415%(s)	05/15/30	1,750	1,141,285
Federal Home Loan Mortgage Corp.
2.398%(c)	10/01/36	114	120,630
3.000%	12/01/42	2,411	2,476,067
3.500%	09/01/32-04/01/33	6,508	6,908,618
4.000%	02/01/26-10/01/42	3,232	3,474,159
5.000%	11/01/23	338	352,807
5.500%	12/01/24-06/01/35	1,400	1,541,950
6.000%	12/01/23-12/01/36	1,318	1,497,557
6.500%	10/01/22-05/01/37	1,240	1,412,973
7.000%	09/01/36-11/01/37	757	886,514
8.000%	02/01/38	99	109,298
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,464,961
2.140%	04/01/19	1,635	1,666,899
2.330%	01/01/23	1,918	1,967,410
2.340%	12/01/22	2,226	2,285,615
2.350%	05/01/23	1,413	1,450,236
2.370%	12/01/22	1,541	1,584,075
2.480%	02/01/25	2,055	2,082,518
2.490%	10/01/17	907	921,041
2.520%	05/01/23	2,000	2,059,332
2.570%	03/01/23	1,941	2,010,240
2.639%	12/01/22	1,487	1,548,465
2.710%	10/01/22	2,156	2,188,954
2.750%	03/01/22	1,246	1,302,783
2.820%	12/01/24	2,153	2,237,159
2.900%	12/01/24	3,585	3,739,875
2.960%	04/01/22	1,865	1,968,277
3.000%	TBA	440	451,344
3.025%	08/01/29	1,471	1,584,485
3.030%	12/01/21	1,694	1,791,255

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.070%	02/01/25	2,565	$2,707,002
3.380%	01/01/18	1,430	1,472,319
3.416%	10/01/20	1,016	1,095,831
3.440%	11/01/23	2,364	2,555,428
3.460%(s)	06/01/17(a)	1,675	1,660,635
3.500%	07/01/32-07/01/43	22,195	23,380,808
3.590%	10/01/20	1,347	1,456,043
3.743%	06/01/18	1,625	1,688,068
3.813%	11/01/23	1,345	1,474,820
3.885%	08/01/25	1,850	2,049,700
4.000%	07/01/42-07/01/43	9,974	10,805,519
4.010%	08/01/21	1,651	1,817,376
4.340%	04/01/20	1,770	1,945,767
4.500%	04/01/44	3,842	4,263,102
5.000%	12/01/19-10/01/39	3,024	3,329,100
5.500%	01/01/19-01/01/38	722	793,817
6.000%	09/01/19-08/01/37	3,222	3,657,870
6.262%(c)	09/01/37	84	87,453
6.500%	09/01/22-10/01/38	1,044	1,191,358
7.000%	05/01/17-04/01/37	134	154,700
8.000%	12/01/36	1,051	1,312,900
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19	1,500	1,450,350
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41	3,235	3,721,897
6.500%	10/15/23-12/20/40	2,054	2,416,175
7.000%	10/20/38-12/20/38	495	556,007
7.500%	01/20/35	267	316,428
8.000%	05/20/32	681	807,814
Tennessee Valley Authority
4.875%	01/15/48	885	1,051,821
5.880%	04/01/36	3,430	4,665,699
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	643,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $134,583,532)			138,756,269

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds
4.500%	02/15/36	1,100	1,509,277
U.S. Treasury Notes
0.500%	01/31/17(k)	13,724	13,713,817
0.750%	02/15/19	360	358,931
1.625%	08/15/22	5,200	5,240,014
1.750%	05/15/23	5,000	5,068,750
2.125%	08/15/21-05/15/25	29,050	30,116,103
2.250%	11/15/24	9,700	10,113,007
2.750%	11/30/16	10,000	10,146,090
3.125%	05/15/21(k)	90	98,279
4.250%	11/15/17	3,700	3,908,702
8.125%	05/15/21	2,000	2,675,782
8.750%	08/15/20	2,500	3,306,348
U.S. Treasury Strip Coupon
1.376%(s)	02/15/18(a)	2,000	1,972,446
1.466%(s)	11/15/17	5,000	4,941,455
1.853%(s)	11/15/27	2,850	2,232,245
1.860%(s)	02/15/20(a)	7,000	6,703,053
1.928%(s)	08/15/24	6,000	5,145,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.930%(s)	08/15/23	815	$719,114
2.040%(s)	05/15/21	3,200	2,977,165
2.401%(s)	02/15/22	2,825	2,582,454
2.479%(s)	11/15/33	7,600	4,942,858
2.486%(s)	05/15/32	5,000	3,416,890
2.486%(s)	02/15/34	2,500	1,611,020
2.494%(s)	11/15/28	3,000	2,276,391
2.595%(s)	11/15/26	1,800	1,450,636
2.607%(s)	05/15/28	16,085	12,380,126
2.660%(s)	05/15/20	10,084	9,584,701
2.666%(s)	02/15/23(a)	13,795	12,313,045
2.749%(s)	08/15/20	6,500	6,150,957
2.809%(s)	05/15/33	2,500	1,654,050
2.923%(s)	02/15/29	5,395	4,066,006
3.095%(s)	11/15/32	11,200	7,520,923
3.382%(s)	05/15/31	3,335	2,353,870
4.165%(s)	02/15/30	4,000	2,932,600
4.357%(s)	11/15/29	3,000	2,213,949
5.143%(s)	08/15/17	3,000	2,973,378
9.932%(s)	08/15/18(a)	2,500	2,456,045

TOTAL U.S. TREASURY OBLIGATIONS (cost $186,728,556)			193,825,939

TOTAL LONG-TERM INVESTMENTS (cost $2,071,684,747)			2,140,603,821

		Shares
SHORT-TERM INVESTMENTS — 22.7%
AFFILIATED MUTUAL FUND — 21.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $548,410,989; includes $174,537,941 of cash collateral for securities on loan)(b)(w)		548,410,989	548,410,989

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.1%
U.S. Treasury Bills
0.191%	04/28/16(k)	200	199,961
0.211%	04/28/16(k)	25	24,995
0.243%	04/14/16	5,000	4,999,562
0.253%	04/21/16	5,000	4,999,297
0.262%	04/28/16(k)	8,500	8,498,327
0.275%	05/05/16(a)	8,000	7,997,922
0.321%	07/07/16(hh)(k)	329	328,792
0.322%	07/07/16(hh)(k)	250	249,842
0.416%	07/07/16(hh)(k)	350	349,779
0.417%	07/07/16(k)	25	24,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,673,154)			27,673,461

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED*
Put Options
EuroDollar Futures,
expiring 09/19/16, Strike Price $97.75	EUR 35	$87
expiring 12/24/16, Strike Price $98.00	EUR 43	106

TOTAL OPTIONS PURCHASED (cost $25,343)		193

TOTAL SHORT-TERM INVESTMENTS (cost $576,109,486)		576,084,643

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 107.0% (cost $2,647,794,233)		2,716,688,464

	Shares
SECURITIES SOLD SHORT(q) — (2.8)%
COMMON STOCKS — (2.8)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	8,721	(1,107,044)
Hexcel Corp.	13,700	(598,827)
Lockheed Martin Corp.	2,406	(532,929)
Raytheon Co.	840	(103,009)

		(2,341,809)

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	1,766	(186,260)

Auto Components
Autoliv, Inc. (Sweden)	4,447	(526,881)
BorgWarner, Inc.	6,200	(238,080)
Lear Corp.	1,070	(118,952)

		(883,913)

Automobiles
Ford Motor Co.	17,128	(231,228)
General Motors Co.	5,304	(166,705)

		(397,933)

Banks — (0.1)%
Associated Banc-Corp.	6,317	(113,327)
Bank of Hawaii Corp.	5,837	(398,550)
BB&T Corp.	9,216	(306,616)
Fifth Third Bancorp	16,130	(269,210)
First Horizon National Corp.	16,762	(219,582)
M&T Bank Corp.	1,409	(156,399)
People’s United Financial, Inc.	10,152	(161,721)
U.S. Bancorp	11,895	(482,818)

		(2,108,223)

Beverages
Brown-Forman Corp. (Class B Stock)	7,419	(730,549)

Biotechnology
AbbVie, Inc.	5,187	(296,281)
Agios Pharmaceuticals, Inc.*	900	(36,540)
Alkermes PLC*	2,364	(80,825)
Amgen, Inc.	669	(100,303)
Bluebird Bio, Inc.*	2,000	(85,000)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Cepheid*	2,400	$(80,064)
Ionis Pharmaceuticals, Inc.*	3,170	(128,385)

		(807,398)

Capital Markets
Federated Investors, Inc. (Class B Stock)	7,218	(208,239)
Franklin Resources, Inc.	7,392	(288,658)
T. Rowe Price Group, Inc.	2,549	(187,250)

		(684,147)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	1,218	(175,453)
Ecolab, Inc.	2,132	(237,761)
FMC Corp.	9,838	(397,160)
LyondellBasell Industries NV (Class A Stock)	5,973	(511,169)
Praxair, Inc.	2,430	(278,115)
Sherwin-Williams Co. (The)	480	(136,642)
Westlake Chemical Corp.	3,838	(177,699)

		(1,913,999)

Commercial Services & Supplies
ADT Corp. (The)	950	(39,197)
Covanta Holding Corp.	10,000	(168,600)
Republic Services, Inc.	3,100	(147,715)
Stericycle, Inc.*	2,100	(264,999)

		(620,511)

Communications Equipment — (0.1)%
Arista Networks, Inc.*	700	(44,170)
Cisco Systems, Inc.	32,785	(933,389)
CommScope Holding Co., Inc.*	9,300	(259,656)
Juniper Networks, Inc.	16,815	(428,951)
Motorola Solutions, Inc.	669	(50,643)
ViaSat, Inc.*	4,400	(323,312)

		(2,040,121)

Containers & Packaging
Aptargroup, Inc.	1,734	(135,963)
Ball Corp.	1,690	(120,480)
International Paper Co.	4,147	(170,193)
Sonoco Products Co.	2,682	(130,265)

		(556,901)

Diversified Financial Services
CME Group, Inc.	3,528	(338,864)
McGraw Hill Financial, Inc.	1,054	(104,325)

		(443,189)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	2,760	(108,109)
CenturyLink, Inc.	11,474	(366,709)
Verizon Communications, Inc.	26,314	(1,423,061)

		(1,897,879)

Electric Utilities — (0.1)%
Duke Energy Corp.	12,069	(973,727)
Southern Co. (The)	15,621	(808,074)

		(1,781,801)

Electrical Equipment
Acuity Brands, Inc.	470	(102,526)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	2,327	$(264,696)

		(367,222)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	4,900	(283,318)
Dolby Laboratories, Inc. (Class A Stock)	9,400	(408,524)
Knowles Corp.*	9,400	(123,892)
National Instruments Corp	11,700	(352,287)
Trimble Navigation Ltd.*	12,700	(314,960)
VeriFone Systems, Inc.*	1,720	(48,573)
Zebra Technologies Corp. (Class A Stock)*	4,000	(276,000)

		(1,807,554)

Energy Equipment & Services
Helmerich & Payne, Inc.	1,823	(107,047)
Schlumberger Ltd.	2,404	(177,295)
Tenaris SA (Luxembourg), ADR	2,192	(54,274)
Weatherford International PLC*	11,597	(90,225)

		(428,841)

Food & Staples Retailing — (0.1)%
Casey’s General Stores, Inc.	700	(79,324)
CVS Health Corp.	8,018	(831,707)
Sysco Corp.	14,387	(672,306)
Wal-Mart Stores, Inc.	8,216	(562,714)
Whole Foods Market, Inc.	10,924	(339,846)

		(2,485,897)

Food Products — (0.1)%
General Mills, Inc.	5,849	(370,534)
Kellogg Co.	8,887	(680,300)
Kraft Heinz Co. (The)	12,461	(978,936)
McCormick & Co. Inc.	3,700	(368,076)

		(2,397,846)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	16,017	(657,978)
Becton, Dickinson and Co.	807	(122,519)
C.R. Bard, Inc.	992	(201,049)
Cooper Cos., Inc. (The)	500	(76,985)
DexCom, Inc.*	3,800	(258,058)
Medtronic PLC	15,726	(1,179,450)
Varian Medical Systems, Inc.*	1,430	(114,429)
Zimmer Biomet Holdings, Inc.	1,145	(122,091)

		(2,732,559)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	5,800	(319,638)
Community Health Systems, Inc.*	7,203	(133,328)
DaVita HealthCare Partners, Inc.*	2,044	(149,989)
Express Scripts Holding Co.*	7,129	(489,691)
HCA Holdings, Inc.*	2,672	(208,550)
Laboratory Corp. of America Holdings*	864	(101,200)
Patterson Cos., Inc.	6,600	(307,098)
Quest Diagnostics, Inc.	803	(57,374)
Tenet Healthcare Corp.*	11,138	(322,222)
Universal Health Services, Inc. (Class B Stock)	754	(94,039)

		(2,183,129)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Health Care Technology
Allscripts Healthcare Solutions, Inc.*	6,060	$(80,053)
athenahealth, Inc.*	720	(99,922)
Cerner Corp.*	11,107	(588,227)

		(768,202)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	8,600	(284,832)
Choice Hotels International, Inc.	6,060	(327,543)
Darden Restaurants, Inc.	8,856	(587,153)
Hyatt Hotels Corp. (Class A Stock)*	5,123	(253,537)
Marriott International, Inc. (Class A Stock)	10,747	(764,971)
McDonald’s Corp	3,605	(453,076)

		(2,671,112)

Household Durables
Garmin Ltd.	3,368	(134,585)
Lennar Corp. (Class A Stock)	6,448	(311,825)

		(446,410)

Household Products — (0.1)%
Church & Dwight Co., Inc.	3,315	(305,577)
Clorox Co. (The)	2,550	(321,453)
Colgate-Palmolive Co.	9,748	(688,696)
Kimberly-Clark Corp.	1,100	(147,961)
Procter & Gamble Co. (The)	1,720	(141,573)

		(1,605,260)

Industrial Conglomerates — (0.1)%
3M Co.	4,253	(708,677)
General Electric Co.	39,076	(1,242,226)

		(1,950,903)

Insurance — (0.1)%
Aflac, Inc.	1,160	(73,242)
Aon PLC	3,096	(323,377)
Arch Capital Group Ltd. (Bermuda)*	4,988	(354,647)
Assurant, Inc.	2,416	(186,394)
Genworth Financial, Inc. (Class A Stock)*	12,249	(33,440)
Progressive Corp. (The)	19,609	(689,060)
Torchmark Corp.	10,601	(574,150)
Travelers Cos., Inc. (The)	1,230	(143,553)
W.R. Berkley Corp.	13,966	(784,889)

		(3,162,752)

Internet & Catalog Retail — (0.1)%
Expedia, Inc.	1,337	(144,155)
Netflix, Inc.*	6,202	(634,030)
Priceline Group, Inc. (The)*	50	(64,448)
TripAdvisor, Inc.*	1,678	(111,587)

		(954,220)

Internet Software & Services
GrubHub, Inc.*	4,716	(118,513)
LinkedIn Corp. (Class A Stock)*	610	(69,755)
Rackspace Hosting, Inc.*	2,400	(51,816)
Twitter, Inc.*	8,900	(147,295)
Zillow Group, Inc. (Class C Stock)*	4,700	(111,531)

		(498,910)

IT Services — (0.1)%
Automatic Data Processing, Inc.	2,015	(180,766)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
IT Services (cont’d.)
Booz Allen Hamilton Holding Corp.	10,500	$(317,940)
Fiserv, Inc.*	780	(80,012)
International Business Machines Corp.	5,857	(887,043)
Paychex, Inc.	5,423	(292,896)

		(1,758,657)

Leisure Products
Hasbro, Inc.	4,823	(386,322)
Mattel, Inc.	16,857	(566,732)

		(953,054)

Machinery — (0.1)%
AGCO Corp.	4,490	(223,153)
Caterpillar, Inc.	992	(75,928)
Deere & Co.	2,524	(194,323)
Donaldson Co., Inc.	12,041	(384,228)
Flowserve Corp.	4,630	(205,618)
Illinois Tool Works, Inc.	2,487	(254,768)

		(1,338,018)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	5,694	(369,768)
Cinemark Holdings, Inc.	6,788	(243,214)
Discovery Communications, Inc. (Class A Stock)*	16,318	(467,184)
Interpublic Group of Cos., Inc. (The)	12,347	(283,364)
News Corp. (Class A Stock)	26,890	(343,385)
Omnicom Group, Inc.	5,378	(447,611)
Regal Entertainment Group (Class A Stock)	10,140	(214,360)
Scripps Networks Interactive, Inc. (Class A Stock)	4,071	(266,651)
Walt Disney Co. (The)	6,152	(610,955)

		(3,246,492)

Metals & Mining
Alcoa, Inc.	39,778	(381,073)
Compass Minerals International, Inc.	2,610	(184,945)
Freeport-McMoRan, Inc.	17,396	(179,875)
Nucor Corp.	1,880	(88,924)

		(834,817)

Multiline Retail
Kohl’s Corp.	7,949	(370,503)
Nordstrom, Inc.	4,500	(257,445)
Target Corp.	2,490	(204,877)

		(832,825)

Multi-Utilities — (0.1)%
Consolidated Edison, Inc.	4,931	(377,813)
Dominion Resources, Inc.	18,547	(1,393,251)
DTE Energy Co.	4,899	(444,143)

		(2,215,207)

Oil, Gas & Consumable Fuels — (0.1)%
Anadarko Petroleum Corp.	1,520	(70,786)
Apache Corp.	2,299	(112,214)
Cimarex Energy Co.	1,190	(115,751)
Devon Energy Corp.	3,730	(102,351)
Exxon Mobil Corp.	6,290	(525,781)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.	2,540	$(79,781)
Range Resources Corp.	3,619	(117,183)

		(1,123,847)

Personal Products
Coty, Inc. (Class A Stock)	5,298	(147,443)

Pharmaceuticals — (0.1)%
Catalent, Inc.*	5,100	(136,017)
Johnson & Johnson	8,361	(904,660)
Merck & Co., Inc.	4,525	(239,418)
Zoetis, Inc.	6,000	(265,980)

		(1,546,075)

Professional Services
Nielsen Holdings PLC	2,731	(143,814)

Real Estate Investment Trusts (REITs) — (0.1)%
Crown Castle International Corp.	1,103	(95,411)
Digital Realty Trust, Inc.	2,817	(249,276)
Federal Realty Investment Trust	1,580	(246,559)
Healthcare Trust of America, Inc. (Class A Stock)	6,666	(196,114)
Host Hotels & Resorts, Inc.	12,410	(207,247)
Ventas, Inc.	11,808	(743,432)
Welltower, Inc.	4,350	(301,629)

		(2,039,668)

Road & Rail — (0.1)%
Heartland Express, Inc.	36,559	(678,169)
Knight Transportation, Inc.	9,577	(250,439)
Ryder System, Inc.	1,600	(103,648)
Werner Enterprises, Inc.	9,711	(263,751)

		(1,296,007)

Semiconductors & Semiconductor Equipment — (0.2)%
Applied Materials, Inc.	11,754	(248,950)
Atmel Corp.	7,266	(59,000)
Cree, Inc.*	5,600	(162,960)
Cypress Semiconductor Corp.	6,900	(59,754)
Intel Corp.	35,219	(1,139,335)
Linear Technology Corp.	11,836	(527,412)
Maxim Integrated Products, Inc.	2,669	(98,166)
Microchip Technology, Inc.	18,445	(889,049)
Micron Technology, Inc.*	28,423	(297,589)
NVIDIA Corp.	5,036	(179,433)
QUALCOMM, Inc.	8,301	(424,513)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,486	(982,133)
Xilinx, Inc.	6,095	(289,086)

		(5,357,380)

Software — (0.1)%
FireEye, Inc.*	4,900	(88,151)
NetSuite, Inc.*	2,100	(143,829)
Oracle Corp.	11,032	(451,319)
SAP SE (Germany), ADR	1,086	(87,336)
Splunk, Inc.*	1,400	(68,502)
Ultimate Software Group, Inc., (The)*	1,100	(212,850)
Workday, Inc. (Class A Stock)*	1,900	(145,996)

		(1,197,983)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.*		14,070	$(698,435)
Burlington Stores, Inc.*		1,600	(89,984)
CarMax, Inc.*		10,541	(538,645)
DSW, Inc. (Class A Stock)		5,332	(147,376)
Gap, Inc. (The)		5,134	(150,940)

			(1,625,380)

Technology Hardware, Storage & Peripherals
NetApp, Inc.		5,774	(157,572)
SanDisk Corp.		1,326	(100,882)
Seagate Technology PLC		7,417	(255,516)

			(513,970)

Textiles, Apparel & Luxury Goods
Under Armour, Inc. (Class A Stock)*		7,590	(643,860)

Trading Companies & Distributors
Fastenal Co.		7,084	(347,116)
W.W. Grainger, Inc.		2,494	(582,174)

			(929,290)

Water Utilities
Aqua America, Inc.		14,300	(455,026)

Wireless Telecommunication Services
Sprint Corp.*		88,400	(307,632)

TOTAL COMMON STOCKS (proceeds received $65,501,691)			(70,361,895)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	$(52,424)

(proceeds received $52,227)

TOTAL SECURITIES SOLD SHORT (proceeds received $65,553,918)			(70,414,319)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 104.2% (cost $2,582,240,315)			2,646,274,145
Liabilities in excess of other assets(z) — (4.2)%			(107,859,329)

NET ASSETS — 100.0%			$2,538,414,816

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,935,020 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,843,338; cash collateral of $174,537,941 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(d)	Post maturity date.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2016.
(q)	The aggregate value of securities sold short is $70,414,319. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $118,566,061, exceeds the value of securities sold short as of March 31, 2016. Securities sold short are subject to contractual netting arrangements.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $61,355,884.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
63	2 Year U.S. Treasury Notes	Jun. 2016	$13,772,391	$13,781,250	$8,859
24	3 Year Australian Treasury Bonds	Jun. 2016	5,583,551	5,588,677	5,126
565	10 Year Australian Treasury Bonds	Jun. 2016	427,577,410	427,996,329	418,919
830	10 Year U.S. Treasury Notes	Jun. 2016	107,848,922	108,224,219	375,297
183	20 Year U.S. Treasury Bonds	Jun. 2016	29,956,242	30,092,064	135,822
92	E-Mini Financial Select Sector	Jun. 2016	5,079,550	5,160,050	80,500
741	Euro STOXX 50 Index	Jun. 2016	25,223,712	24,713,772	(509,940)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
391	S&P 500 E-Mini Index	Jun. 2016	$39,002,596	$40,106,826	$1,104,230

					1,618,813

Short Positions:
4	90 Day Euro Dollar	Jun. 2016	991,300	993,100	(1,800)
7	90 Day Euro Dollar	Dec. 2016	1,732,688	1,735,563	(2,875)
6	90 Day Euro Dollar	Jun. 2017	1,480,275	1,486,200	(5,925)
6	90 Day Euro Dollar	Sep. 2017	1,478,350	1,485,450	(7,100)
2	2 Year U.S. Treasury Notes	Jun. 2016	437,344	437,500	(156)
39	5 Year U.S. Treasury Notes	Jun. 2016	4,713,445	4,725,398	(11,953)
333	10 Year Canadian Government Bonds	Jun. 2016	36,493,467	36,172,966	320,501
68	10 Year Euro-Bund	Jun. 2016	12,611,736	12,637,271	(25,535)
71	10 Year U.K. Gilt	Jun. 2016	12,354,078	12,361,216	(7,138)
229	10 Year U.S. Treasury Notes	Jun. 2016	29,831,999	29,859,453	(27,454)
126	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	21,664,219	21,738,938	(74,719)
70	E-Mini Consumer Discretionary Select Sector	Jun. 2016	5,433,891	5,562,900	(129,009)
105	E-Mini Consumer Staples Select Sector	Jun. 2016	5,492,550	5,576,550	(84,000)
99	E-Mini Industrial Select Sector	Jun. 2016	5,276,700	5,477,670	(200,970)
296	Euro STOXX 50 Index	Jun. 2016	10,075,978	9,872,168	203,810
115	FTSE 100 Index	Jun. 2016	10,040,954	10,096,731	(55,777)
24	Hang Seng Index	Apr. 2016	3,155,143	3,218,676	(63,533)
28	OMXS30 Index	Apr. 2016	471,448	463,720	7,728
249	Russell 2000 Mini Index	Jun. 2016	26,604,050	27,629,040	(1,024,990)
69	S&P 500 E-Mini Index	Jun. 2016	6,950,178	7,077,675	(127,497)
80	SGX MSCI Singapore Index	Apr. 2016	1,895,652	1,892,792	2,860
151	TOPIX Index	Jun. 2016	17,655,871	18,079,213	(423,342)
65	Yen Denominated Nikkei 225 Index	Jun. 2016	4,878,826	4,841,286	37,540

					(1,701,334)

					$(82,521)

(1) Cash of $4,398,000 and U.S. Treasury Securities with a combined market value of $12,764,626 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/10/16	BNP Paribas	AUD	459	$325,523	$351,160	$25,637
Expiring 05/10/16	Hong Kong & Shanghai Bank	AUD	5,210	3,652,448	3,986,330	333,882
Expiring 06/16/16	Standard Chartered PLC	AUD	540	400,087	412,115	12,028
British Pound,
Expiring 05/10/16	Goldman Sachs & Co.	GBP	304	437,114	436,079	(1,035)
Expiring 05/10/16	Goldman Sachs & Co.	GBP	216	308,588	310,506	1,918
Expiring 05/10/16	Goldman Sachs & Co.	GBP	177	246,308	254,619	8,311
Expiring 05/10/16	Morgan Stanley	GBP	1,254	1,815,326	1,801,454	(13,872)
Expiring 05/10/16	Morgan Stanley	GBP	480	693,303	688,908	(4,395)
Expiring 05/10/16	State Street Bank	GBP	241	341,279	345,971	4,692
Expiring 06/16/16	Merriman Capital, Inc.	GBP	2,862	4,121,145	4,112,263	(8,882)
Expiring 06/16/16	Standard Chartered PLC	GBP	573	814,660	823,709	9,049
Canadian Dollar,
Expiring 05/05/16	Goldman Sachs & Co.	CAD	290	214,913	223,302	8,389
Expiring 05/05/16	Royal Bank of Canada	CAD	280	202,170	215,601	13,431
Chilean Peso,
Expiring 06/16/16	Goldman Sachs & Co.	CLP	3,230,736	4,772,207	4,789,002	16,795
Expiring 06/16/16	Goldman Sachs & Co.	CLP	635,386	936,595	941,849	5,254

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone,
Expiring 05/10/16	State Street Bank	DKK	9,863	$1,487,207	$1,507,877	$ 20,670
Euro,
Expiring 05/10/16	Citigroup Global Markets	EUR	1,680	1,886,114	1,913,761	27,647
Expiring 05/10/16	Citigroup Global Markets	EUR	653	731,584	743,608	12,024
Expiring 05/10/16	Citigroup Global Markets	EUR	527	593,815	600,480	6,665
Expiring 05/10/16	Hong Kong & Shanghai Bank	EUR	2,946	3,312,655	3,356,061	43,406
Expiring 05/10/16	Hong Kong & Shanghai Bank	EUR	482	527,805	548,823	21,018
Expiring 05/10/16	Standard Chartered PLC	EUR	297	332,825	338,481	5,656
Expiring 06/16/16	BNP Paribas	EUR	2,683	3,054,819	3,059,992	5,173
Expiring 06/16/16	Citigroup Global Markets	EUR	7,585	8,565,190	8,651,726	86,536
Expiring 06/16/16	Goldman Sachs & Co.	EUR	1,565	1,761,370	1,785,033	23,663
Expiring 06/16/16	Westpac Banking Corp.	EUR	6,609	7,396,089	7,538,469	142,380
Hong Kong Dollar,
Expiring 05/10/16	Royal Bank of Scotland Group PLC	HKD	4,044	519,462	521,457	1,995
Indian Rupee,
Expiring 04/11/16	Standard Chartered PLC	INR	15,610	230,542	235,229	4,687
Japanese Yen,
Expiring 05/06/16	Deutsche Bank AG	JPY	29,940	249,635	266,312	16,677
Expiring 05/10/16	BNP Paribas	JPY	220,338	1,940,918	1,960,074	19,156
Expiring 05/10/16	Societe Generale	JPY	72,865	640,115	648,192	8,077
Expiring 05/10/16	Standard Chartered PLC	JPY	33,965	302,450	302,142	(308)
Expiring 06/16/16	BNP Paribas	JPY	300,346	2,669,372	2,674,900	5,528
Expiring 06/16/16	Goldman Sachs & Co.	JPY	60,365	533,184	537,616	4,432
Expiring 06/17/16	Standard Chartered PLC	JPY	20,177	179,167	179,704	537
Expiring 06/17/16	Standard Chartered PLC	JPY	6,658	58,789	59,299	510
Malaysian Ringgit,
Expiring 05/10/16	Standard Chartered PLC	MYR	920	226,601	235,041	8,440
Expiring 05/11/16	BNP Paribas	MYR	472	120,224	120,576	352
Mexican Peso,
Expiring 06/16/16	Toronto Dominion	MXN	50,108	2,842,622	2,879,844	37,222
New Zealand Dollar,
Expiring 06/16/16	Australia and New Zealand Banking Group	NZD	2,692	1,823,692	1,853,016	29,324
Expiring 06/16/16	BNP Paribas	NZD	700	470,401	481,726	11,325
Expiring 06/16/16	Goldman Sachs & Co.	NZD	4,205	2,858,252	2,894,479	36,227
Norwegian Krone,
Expiring 05/11/16	Deutsche Bank AG	NOK	996	119,593	120,343	750
Singapore Dollar,
Expiring 04/11/16	Morgan Stanley	SGD	320	237,459	237,404	(55)
Expiring 05/10/16	State Street Bank	SGD	2,150	1,534,843	1,594,897	60,054
Expiring 06/16/16	Societe Generale	SGD	1,694	1,242,901	1,255,966	13,065
South African Rand,
Expiring 06/17/16	Hong Kong & Shanghai Bank	ZAR	30,463	1,848,898	2,030,917	182,019
Expiring 06/17/16	Societe Generale	ZAR	5,747	366,223	383,140	16,917
South Korean Won,
Expiring 05/06/16	Standard Chartered PLC	KRW	282,830	241,323	247,078	5,755
Expiring 06/16/16	Goldman Sachs & Co.	KRW	1,066,442	919,703	930,638	10,935
Expiring 06/16/16	Hong Kong & Shanghai Bank	KRW	4,416,430	3,780,705	3,854,031	73,326
Expiring 06/17/16	Standard Chartered PLC	KRW	284,546	244,623	248,305	3,682
Swedish Krona,
Expiring 05/10/16	Citigroup Global Markets	SEK	18,581	2,202,434	2,292,139	89,705
Expiring 06/30/16	Toronto Dominion	SEK	2,837	344,173	350,645	6,472
Swiss Franc,
Expiring 05/10/16	Citigroup Global Markets	CHF	1,098	1,124,510	1,144,194	19,684
Expiring 05/10/16	Goldman Sachs & Co.	CHF	1,135	1,148,832	1,182,185	33,353
Expiring 05/10/16	Merriman Capital, Inc.	CHF	703	718,089	732,583	14,494

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/10/16	Royal Bank of Scotland Group PLC	CHF	568	$569,167	$591,229	$ 22,062
Expiring 05/10/16	Standard Chartered PLC	CHF	1,077	1,113,596	1,121,887	8,291
Expiring 06/16/16	Citigroup Global Markets	CHF	870	883,561	908,041	24,480
Expiring 06/16/16	Citigroup Global Markets	CHF	359	371,902	374,766	2,864
Expiring 06/16/16	Royal Bank of Scotland Group PLC	CHF	473	480,137	493,369	13,232

				$84,089,237	$85,680,543	$1,591,306

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/10/16	Standard Chartered PLC	AUD	931	$658,083	$712,284	$ (54,201)
Expiring 06/16/16	BNP Paribas	AUD	2,532	1,863,988	1,933,721	(69,733)
British Pound,
Expiring 05/10/16	Hong Kong & Shanghai Bank	GBP	5,999	8,662,227	8,617,540	44,687
Expiring 05/10/16	Hong Kong & Shanghai Bank	GBP	187	260,622	269,219	(8,597)
Expiring 05/10/16	Morgan Stanley	GBP	1,165	1,690,113	1,673,743	16,370
Expiring 06/10/16	Morgan Stanley	GBP	290	412,402	416,608	(4,206)
Expiring 06/16/16	Hong Kong & Shanghai Bank	GBP	13,067	18,608,559	18,772,024	(163,465)
Expiring 06/16/16	Hong Kong & Shanghai Bank	GBP	282	396,529	404,853	(8,324)
Expiring 06/16/16	Morgan Stanley	GBP	496	702,785	712,765	(9,980)
Expiring 06/16/16	Morgan Stanley	GBP	266	376,437	381,595	(5,158)
Expiring 06/16/16	Royal Bank of Scotland Group PLC	GBP	402	560,389	576,905	(16,516)
Expiring 06/16/16	Societe Generale	GBP	322	460,463	462,342	(1,879)
Expiring 06/30/16	State Street Bank	GBP	240	343,067	344,818	(1,751)
Canadian Dollar,
Expiring 04/21/16	Royal Bank of Canada	CAD	67	51,235	51,260	(25)
Expiring 05/05/16	Standard Chartered PLC	CAD	280	203,062	215,601	(12,539)
Expiring 05/05/16	State Street Bank	CAD	145	105,943	111,651	(5,708)
Expiring 05/05/16	State Street Bank	CAD	145	105,053	111,650	(6,597)
Expiring 06/16/16	State Street Bank	CAD	430	322,710	331,063	(8,353)
Chilean Peso,
Expiring 06/16/16	Citigroup Global Markets	CLP	2,578,272	3,741,995	3,821,837	(79,842)
Expiring 06/16/16	Goldman Sachs & Co.	CLP	1,287,850	1,848,898	1,909,012	(60,114)
Danish Krone,
Expiring 05/10/16	BNP Paribas	DKK	2,174	323,829	332,375	(8,546)
Expiring 05/10/16	Deutsche Bank AG	DKK	1,903	278,040	290,901	(12,861)
Expiring 05/10/16	Goldman Sachs & Co.	DKK	6,850	1,005,998	1,047,214	(41,216)
Expiring 05/10/16	Standard Chartered PLC	DKK	1,896	287,210	289,835	(2,625)
Expiring 05/10/16	UBS AG	DKK	1,719	251,859	262,784	(10,925)
Euro,
Expiring 05/10/16	BNP Paribas	EUR	2,568	2,893,478	2,925,649	(32,171)
Expiring 05/10/16	Citigroup Global Markets	EUR	329	373,804	374,876	(1,072)
Expiring 05/10/16	Goldman Sachs & Co.	EUR	559	630,803	636,460	(5,657)
Expiring 05/10/16	Goldman Sachs & Co.	EUR	400	441,093	455,169	(14,076)
Expiring 05/10/16	Goldman Sachs & Co.	EUR	363	395,795	413,796	(18,001)
Expiring 05/10/16	Hong Kong & Shanghai Bank	EUR	571	651,108	650,562	546
Expiring 06/16/16	Bank of America	EUR	1,557	1,735,271	1,776,007	(40,736)
Expiring 06/16/16	BNP Paribas	EUR	1,482	1,614,475	1,690,649	(76,174)
Expiring 06/16/16	Goldman Sachs & Co.	EUR	2,570	2,857,242	2,932,135	(74,893)
Expiring 06/16/16	Goldman Sachs & Co.	EUR	471	527,438	537,246	(9,808)
Expiring 06/16/16	Hong Kong & Shanghai Bank	EUR	925	1,032,418	1,055,173	(22,755)
Expiring 06/16/16	Hong Kong & Shanghai Bank	EUR	438	490,299	499,679	(9,380)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/16/16	Morgan Stanley	EUR	32,320	$35,704,281	$36,867,249	$(1,162,968)
Expiring 06/16/16	Morgan Stanley	EUR	3,592	4,059,840	4,097,422	(37,582)
Expiring 06/16/16	Morgan Stanley	EUR	800	907,819	913,007	(5,188)
Expiring 06/16/16	Morgan Stanley	EUR	478	534,557	545,502	(10,945)
Expiring 06/16/16	Morgan Stanley	EUR	448	511,570	511,067	503
Expiring 06/16/16	Royal Bank of Scotland Group PLC	EUR	860	936,250	981,337	(45,087)
Expiring 06/16/16	State Street Bank	EUR	1,922	2,136,599	2,192,304	(55,705)
Expiring 06/16/16	State Street Bank	EUR	957	1,063,822	1,091,810	(27,988)
Hong Kong Dollar,
Expiring 06/16/16	State Street Bank	HKD	7,048	908,082	909,021	(939)
Indian Rupee,
Expiring 04/11/16	Morgan Stanley	INR	15,610	232,950	235,229	(2,279)
Japanese Yen,
Expiring 05/06/16	Standard Chartered PLC	JPY	29,940	244,042	266,312	(22,270)
Expiring 05/10/16	BNP Paribas	JPY	324,998	2,787,305	2,891,100	(103,795)
Expiring 05/10/16	Credit Suisse First Boston Corp.	JPY	71,447	635,889	635,579	310
Expiring 05/10/16	Standard Chartered PLC	JPY	217,208	1,919,391	1,932,231	(12,840)
Expiring 06/16/16	Morgan Stanley	JPY	1,639,966	14,569,497	14,605,613	(36,116)
Expiring 06/16/16	State Street Bank	JPY	154,123	1,359,471	1,372,628	(13,157)
Expiring 06/16/16	State Street Bank	JPY	52,960	470,885	471,663	(778)
Expiring 06/17/16	State Street Bank	JPY	26,835	240,732	239,003	1,729
Malaysian Ringgit,
Expiring 05/10/16	Standard Chartered PLC	MYR	460	110,471	117,521	(7,050)
Expiring 05/10/16	Standard Chartered PLC	MYR	460	109,694	117,521	(7,827)
Mexican Peso,
Expiring 06/16/16	Citigroup Global Markets	MXN	50,108	2,787,603	2,879,843	(92,240)
New Zealand Dollar,
Expiring 06/16/16	Hong Kong & Shanghai Bank	NZD	16,859	11,331,628	11,605,771	(274,143)
Norwegian Krone,
Expiring 05/10/16	Royal Bank of Scotland Group PLC	NOK	3,631	422,824	438,727	(15,903)
Expiring 06/16/16	State Street Bank	NOK	7,933	959,302	958,309	993
Singapore Dollar,
Expiring 04/11/16	Bank of America	SGD	320	230,930	237,404	(6,474)
Expiring 06/16/16	Societe Generale	SGD	5,762	4,151,245	4,272,565	(121,320)
Expiring 06/16/16	Societe Generale	SGD	1,014	739,712	752,004	(12,292)
Expiring 06/16/16	Societe Generale	SGD	599	437,648	444,029	(6,381)
Expiring 06/16/16	State Street Bank	SGD	808	593,209	599,074	(5,865)
South African Rand,
Expiring 06/17/16	State Street Bank	ZAR	117,639	7,481,047	7,842,811	(361,764)
South Korean Won,
Expiring 05/06/16	Morgan Stanley	KRW	282,830	247,662	247,078	584
Expiring 06/16/16	Hong Kong & Shanghai Bank	KRW	13,334,827	11,001,606	11,636,736	(635,130)
Expiring 06/17/16	Standard Chartered PLC	KRW	213,944	178,517	186,696	(8,179)
Expiring 06/17/16	Standard Chartered PLC	KRW	70,602	59,007	61,609	(2,602)
Swedish Krona,
Expiring 05/10/16	State Street Bank	SEK	8,499	1,037,196	1,048,456	(11,260)
Swiss Franc,
Expiring 05/10/16	Morgan Stanley	CHF	975	1,002,248	1,015,986	(13,738)
Expiring 06/16/16	Barclays Capital Group	CHF	659	663,636	687,404	(23,768)
Expiring 06/16/16	BNP Paribas	CHF	2,482	2,508,329	2,590,128	(81,799)

				$172,441,216	$176,498,750	(4,057,534)

						$(2,466,228)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/10/16	Buy	CHF	252	GBP	179	6,265	Morgan Stanley
05/10/16	Buy	CHF	585	GBP	425	(700)	State Street Bank
05/10/16	Buy	EUR	576	DKK	4,299	(742)	Royal Bank of Canada
05/10/16	Buy	GBP	262	EUR	333	(3,324)	Hong Kong & Shanghai Bank

						$ 1,499

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Depreciation
Centrally cleared swap agreements:
546	12/06/18	1.541%	3 Month LIBOR(1)	$ —	$ (9,469)	$ (9,469)

(1) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(202,813)	$—	$(202,813)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(97,350)	—	(97,350)	Morgan Stanley Capital Services, Inc.

				$(300,163)	$—	$(300,163)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	100	4.952%	$187	$ (8,028)	$ 8,215	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.952%	93	(2,757)	2,850	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.952%	93	(2,771)	2,864	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.952%	93	(3,521)	3,614	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.952%	93	(2,528)	2,621	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.952%	93	(3,028)	3,121	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	30	4.952%	56	(3,017)	3,073	Citigroup Global Markets
Republic of Venezuela	06/20/16	5.000%	160	*	(11,356)	(59,222)	47,866	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	190	58.961%	(32,010)	(90,276)	58,266	Credit Suisse First Boston Corp.
Republic of Venezuela	09/20/16	5.000%	100	58.961%	(16,847)	(45,028)	28,181	Goldman Sachs & Co.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Republic of Venezuela	09/20/16	5.000%	50	58.961%	$(8,424)	$(25,521)	$17,097	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	58.961%	(8,424)	(18,028)	9,604	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	58.961%	(8,424)	(23,757)	15,333	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	58.961%	(31,963)	(23,521)	(8,442)	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	20	58.961%	(3,369)	(9,011)	5,642	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	20	58.961%	(3,369)	(9,968)	6,599	UBS AG
Republic of Venezuela	06/20/17	5.000%	90	70.197%	(42,505)	(44,563)	2,058	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	70.197%	(23,614)	(24,153)	539	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	70.197%	(23,614)	(24,653)	1,039	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	70.197%	(23,614)	(26,750)	3,136	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	70.197%	(23,614)	(27,000)	3,386	Goldman Sachs & Co.
Republic of Venezuela	12/20/19	5.000%	80	60.525%	(50,205)	(47,133)	(3,072)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	60.525%	(50,205)	(50,411)	206	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	60.525%	(50,205)	(50,878)	673	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	60.525%	(25,103)	(25,006)	(97)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	60.525%	(25,103)	(24,117)	(986)	Deutsche Bank AG
Republic of Venezuela	12/20/19	5.000%	32	60.525%	(20,082)	(15,827)	(4,255)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	16	60.525%	(10,041)	(9,609)	(432)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	130	59.960%	(82,183)	(83,435)	1,252	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	50	59.960%	(31,609)	(32,403)	794	BNP Paribas
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(26,683)	1,396	Bank of America
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,293)	(26,056)	763	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(25,861)	574	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(26,256)	969	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(24,100)	(1,187)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(26,067)	780	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,294)	(25,867)	573	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,287)	(26,578)	1,291	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	59.960%	(25,294)	(26,628)	1,334	UBS AG
Republic of Venezuela	03/20/20	5.000%	20	59.960%	(12,644)	(12,878)	234	UBS AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Republic of Venezuela	03/20/20	5.000%	10	59.960%	$ (6,322)	$ (6,365)	$ 43	UBS AG

					$(851,744)	$(1,069,259)	$217,515

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
ALCOA, Inc.	06/20/21	1.000%	230	3.779%	$ 29,638	$ 29,114	$ 524	BNP Paribas
Ally Financial Corp.	03/20/17	5.000%	255	1.416%	(9,223)	(9,135)	(88)	Goldman Sachs & Co.
Ally Financial Corp.	03/20/17	5.000%	62	1.416%	(2,242)	(4,879)	2,637	Barclays Capital Group
Ally Financial Corp.	03/20/17	5.000%	25	1.416%	(904)	(2,320)	1,416	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	1.787%	(4,918)	(9,724)	4,806	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	1.787%	(3,578)	(7,318)	3,740	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	1.787%	(2,403)	(5,208)	2,805	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	1.787%	(2,236)	(4,243)	2,007	Barclays Capital Group
Avon Products, Inc.	09/20/18	5.000%	60	6.112%	1,437	1,083	354	Goldman Sachs & Co.
Beazer Homes USA, Inc.	12/20/17	5.000%	100	3.943%	(1,903)	(3,584)	1,681	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000%	50	3.943%	(952)	(1,903)	951	Goldman Sachs & Co.
Canadian National Resources	06/20/21	1.000%	170	3.195%	17,301	13,585	3,716	BNP Paribas
CIT Group, Inc.	06/20/17	5.000%	40	1.614%	(1,702)	(4,033)	2,331	Barclays Capital Group
CIT Group, Inc.	06/20/17	5.000%	8	1.614%	(340)	(740)	400	Barclays Capital Group
Devon Energy Corp.	06/20/21	1.000%	120	5.435%	22,797	20,570	2,227	Morgan Stanley
Frontier Communications	06/20/17	5.000%	24	0.921%	(1,222)	(2,343)	1,121	Barclays Capital Group
iStar Financial, Inc.	09/20/16	5.000%	40	2.189%	(594)	(2,201)	1,607	Barclays Capital Group
Nabors Industries, Inc.	06/20/21	1.000%	260	5.573%	50,891	47,522	3,369	Goldman Sachs & Co.
People’s Republic of China	06/20/21	1.000%	2,340	1.201%	22,634	26,469	(3,835)	Citigroup Global Markets
Republic of Turkey	06/20/21	1.000%	3,210	2.517%	233,974	233,953	21	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%	100	2.690%	(3,470)	(7,954)	4,484	Barclays Capital Group
Springleaf Finance Corp.	09/16/20	5.000%	100	2.163%	(1,500)	(3,199)	1,699	Goldman Sachs & Co.
Sprint Communications, Inc.	12/20/20	5.000%	50	10.739%	9,389	17,285	(7,896)	BNP Paribas

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
Sprint Communications, Inc.	12/20/20	5.000%	40	10.739%	$7,511	$12,022	$(4,511)	BNP Paribas
Sprint Communications, Inc.	12/20/20	5.000%	40	10.739%	7,511	2,072	5,439	Goldman Sachs & Co.
Standard Chartered Bank	06/20/21	1.000%	EUR 230	3.005%	25,586	25,816	(230)	BNP Paribas
Staples, Inc.	06/20/21	1.000%	120	2.486%	8,586	6,958	1,628	Morgan Stanley Capital Services, Inc.
Transocean, Inc.	06/20/21	1.000%	120	15.378%	56,275	51,160	5,115	BNP Paribas
United Mexican States	06/20/21	1.000%	2,050	1.575%	57,731	64,095	(6,364)	Bank of America
Weatherford International, Inc.	12/20/20	1.000%	20	7.164%	4,619	3,411	1,208	Credit Suisse First Boston Corp.

					$518,693	$486,331	$32,362

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$35,863	$—	$35,863	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	32,088	—	32,088	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	28,313	—	28,313	Bank of America
ABX.6.V2	05/25/46	0.110%	90	16,988	—	16,988	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	13,213	—	13,213	Bank of America
CDX.EM.25.V1	06/20/21	1.000%	2,280	197,341	199,399	(2,058)	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	14,072	—	14,072	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	8,906	—	8,906	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	6,797	—	6,797	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	6,797	—	6,797	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(5,359)	—	(5,359)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	490	(5,359)	—	(5,359)	Goldman Sachs & Co.
CDX.IOS.11.V1	01/12/42	4.000%	450	4,922	—	4,922	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	4,922	—	4,922	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	4,922	—	4,922	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	4,813	—	4,813	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	4,703	—	4,703	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	4,813	—	4,813	Citigroup Global Markets

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2) (cont’d.):
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	$155,938	$—	$155,938	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	74,850	—	74,850	Morgan Stanley Capital Services, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,611	—	4,611	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,611	—	4,611	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,611	—	4,611	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,611	—	4,611	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,611	—	4,611	Morgan Stanley Capital Services, Inc.
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	304,500	—	304,500	Citigroup Global Markets

				$937,098	$199,399	$737,699

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Depreciation
Centrally cleared credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.26.V1	06/20/21	5.000%	310	$(3,937)	$(8,867)	$(4,930)
CDX.NA.IG.25.V1	12/20/20	1.000%	3,670	(13,317)	(19,607)	(6,290)
ITRX.X25.V1	06/20/21	1.000%	EUR 2,930	(39,569)	(47,257)	(7,688)

				$(56,823)	$(75,731)	$(18,908)

U.S. Treasury Securities with a combined market value of $224,858 have been segregated with UBS AG to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at March 31, 2016:

Counterparty(1)	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)
OTC swap agreements:
Goldman Sachs & Co.	06/20/16	110	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	$4,764	$—	$4,764
Goldman Sachs & Co.	06/20/16	110	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	4,225	—	4,225
Goldman Sachs & Co.	06/20/16	60	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	2,740	—	2,740
Goldman Sachs & Co.	06/20/16	60	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	2,305	—	2,305
Goldman Sachs & Co.	06/20/16	60	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	2,305	—	2,305
Goldman Sachs & Co.	06/20/16	50	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	1,857	—	1,857
Morgan Stanley Capital Services, Inc.	06/20/16	70	Pay or receive amounts based on market fluctuation of Iboxx USD Liquid High Yield Index	3,197	—	3,197

				$21,393	$—	$21,393

(1) The Portfolio receives or pays the total return on the positions shown in the table above and pays or receives the 3 Month USD LIBOR.

(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$789,971,905	$338,255,087	$187,649
Preferred Stocks	1,122,025	3,335,708	—
Rights	—	—	—
Warrants	—	194	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	1,780,940	—
Residential Mortgage-Backed Securities	—	8,736,338	1,938,176
Bank Loans	—	8,222,471	—
Commercial Mortgage-Backed Securities	—	57,440,645	495,025
Convertible Bonds	—	1,033,068	—
Corporate Bonds	—	442,101,948	98,584
Foreign Government Bonds	—	10,574,944	—
Municipal Bonds	—	1,522,637	—
Residential Mortgage-Backed Securities	—	140,988,683	215,586
U.S. Government Agency Obligations	—	138,756,269	—
U.S. Treasury Obligations	—	221,499,400	—
Affiliated Mutual Fund	548,410,989	—	—
Options Purchased	193	—	—
Short Sales – Common Stocks	(70,361,895)	—	—
Short Sales – U.S. Government Agency Obligation	—	(52,424)	—
Other Financial Instruments*
Futures	(82,521)	—	—
OTC Forward Foreign Currency Contracts	—	(2,466,228)	—
OTC Cross Currency Exchange Contract	—	1,499	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,469)	—
OTC Credit Default Swap Agreements	—	303,884	—
Centrally Cleared Credit Default Swap Agreements	—	(18,908)	—
OTC Total Return Swap Agreements	—	21,393	—

Total	$1,269,060,696	$1,372,028,079	$2,935,020

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 as categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$284,976
Equity contracts	(1,160,803)
Foreign exchange contracts	(2,464,729)
Interest rate contracts	1,090,593

Total	$(2,249,963)

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Australia — 7.3%
Sydney Airport	56,299	$288,392
Transurban Group	28,688	249,196
Transurban Group, 144A (g)	2,397	20,821

		558,409

Canada — 4.9%
Enbridge, Inc., (NYSE)	2,398	93,306
Enbridge, Inc., (TSX)	2,139	83,271
TransCanada Corp., (NYSE)	1,953	76,772
TransCanada Corp., (TSX)	1,974	77,607
TransCanada Corp., Sub. Receipt *^	1,228	44,899

		375,855

China — 0.7%
Guangdong Investment Ltd.	41,309	52,234

France — 8.6%
Aeroports de Paris	1,348	166,475
Eiffage SA	2,467	189,304
Engie SA	4,764	73,812
Groupe Eurotunnel SE	10,169	113,848
Veolia Environnement SA	4,985	119,983

		663,422

Hong Kong — 1.4%
HKBN Ltd.	88,938	109,794

Italy — 8.9%
Atlantia SpA	9,959	275,936
Enel SpA	24,416	108,242
Infrastrutture Wireless Italiane SpA *	13,336	66,804
Infrastrutture Wireless Italiane SpA, 144A *(g)	5,610	28,102
Snam SpA	32,839	205,508

		684,592

Japan — 2.6%
East Japan Railway Co.	1,178	101,614
Nippon Prologis REIT, Inc.	37	82,728
Nippon Prologis REIT, Inc., REIT, 144A (g)	7	15,651

		199,993

Mexico — 5.7%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	17,026	151,554
Infraestructura Energetica Nova SAB de CV	21,528	87,472
Promotora y Operadora de Infraestructura SAB de CV	15,069	199,732

		438,758

Spain — 5.3%
Abengoa Yield PLC	4,560	81,077
Cellnex Telecom SAU	4,404	70,214
Ferrovial SA	12,127	260,257

		411,548

Switzerland — 2.5%
Flughafen Zuerich AG	216	193,233

	Shares	Value
COMMON STOCKS (Continued)
United States — 50.2%
American Electric Power Co., Inc.	3,630	$241,032
American Tower Corp., REIT	1,512	154,783
American Water Works Co., Inc.	3,042	209,685
Atmos Energy Corp.	2,622	194,710
Charter Communications, Inc. (Class A Stock) *	393	79,555
Cheniere Energy Partners LP Holdings LLC, MLP	5,123	92,521
Comcast Corp. (Class A Stock)	1,240	75,739
Crown Castle International Corp., REIT	1,979	171,184
CyrusOne, Inc., REIT	4,730	215,925
Digital Realty Trust, Inc., REIT	1,632	144,416
Dominion Resources, Inc.	1,518	114,032
Edison International	3,347	240,616
Energy Transfer Partners LP, MLP	3,229	104,426
Enterprise Products Partners LP, MLP	6,342	156,140
EQT GP Holdings LP, MLP	2,173	58,606
Exelon Corp.	2,461	88,251
NextEra Energy, Inc.	2,936	347,446
NiSource, Inc.	7,714	181,742
Norfolk Southern Corp.	1,168	97,236
NRG Yield, Inc. (Class A Stock)	2,661	36,110
NRG Yield, Inc. (Class C Stock)	3,365	47,918
ONEOK Partners LP, MLP	2,373	74,512
PG&E Corp.	5,586	333,596
Plains All American Pipeline LP, MLP	3,391	71,109
Sempra Energy	2,542	264,495
Time Warner Cable, Inc.	370	75,709

		3,871,494

TOTAL LONG-TERM INVESTMENTS (cost $7,086,139)		7,559,332

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $342,049)(w)	342,049	342,049

TOTAL INVESTMENTS — 102.5% (cost $7,428,188)		7,901,381
Liabilities in excess of other assets — (2.5)%		(192,341)

NET ASSETS — 100.0%		$7,709,040

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The value of Level 3 security is $44,899 and 0.6% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$558,409	$—
Canada	330,956	—	44,899
China	—	52,234	—
France	—	663,422	—
Hong Kong	—	109,794	—
Italy	—	684,592	—
Japan	—	199,993	—
Mexico	438,758	—	—
Spain	81,077	330,471	—
Switzerland	—	193,233	—
United States	3,871,494	—	—
Affiliated Mutual Fund	342,049	—	—

Total	$5,064,334	$2,792,148	$44,899

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Transportation Infrastructure	21.5%
Multi-Utilities	14.1
Electric Utilities	13.3
Oil, Gas & Consumable Fuels	12.1
Real Estate Investment Trusts (REITs)	10.2
Gas Utilities	6.3
Construction & Engineering	5.8
Affiliated Mutual Fund	4.4

Diversified Telecommunication Services	3.6%
Water Utilities	3.4
Media	3.0
Road & Rail	2.6
Independent Power & Renewable Electricity Producers	2.2

102.5
Liabilities in excess of other assets	(2.5)

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	93,245	$11,836,520

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	44,149	10,144,116

Beverages — 1.3%
Constellation Brands, Inc. (Class A Stock)	16,388	2,476,063
Monster Beverage Corp.*	62,302	8,309,841

		10,785,904

Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc.*	81,366	11,327,775
Biogen, Inc.*	38,798	10,099,895
BioMarin Pharmaceutical, Inc.*	53,255	4,392,472
Celgene Corp.*	147,584	14,771,683
Regeneron Pharmaceuticals, Inc.*	26,744	9,639,607

		50,231,432

Capital Markets — 0.6%
Morgan Stanley	185,829	4,647,583

Chemicals — 0.7%
Monsanto Co.	68,990	6,053,183

Communications Equipment — 0.8%
Palo Alto Networks, Inc.*	40,597	6,622,995

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	91,446	9,051,325

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	53,318	3,932,202

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	92,546	14,583,399
Kroger Co. (The)	357,372	13,669,479

		28,252,878

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	295,224	12,349,220

Hotels, Restaurants & Leisure — 5.1%
Marriott International, Inc. (Class A Stock)(a)	206,564	14,703,226
McDonald’s Corp.	93,429	11,742,157
Starbucks Corp.	269,550	16,092,135

		42,537,518

Industrial Conglomerates — 0.5%
General Electric Co.	130,141	4,137,182

Internet & Catalog Retail — 8.8%
Amazon.com, Inc.*	67,561	40,106,912
JD.com, Inc. (China), ADR*	158,387	4,197,256
Netflix, Inc.*	176,228	18,015,788
Priceline Group, Inc. (The)*	8,930	11,510,413

		73,830,369

Internet Software & Services — 14.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	158,541	12,529,495
Alphabet, Inc. (Class A Stock)*	31,066	23,700,251
Alphabet, Inc. (Class C Stock)*	32,527	24,230,989
Facebook, Inc. (Class A Stock)*	339,896	38,782,134
Tencent Holdings Ltd. (China)	954,618	19,516,562

		118,759,431

IT Services — 7.2%
FleetCor Technologies, Inc.*	63,782	9,487,572

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
MasterCard, Inc. (Class A Stock)(a)	247,806	$23,417,667
Visa, Inc. (Class A Stock)(a)	356,777	27,286,305

		60,191,544

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	62,429	10,120,365

Media — 2.8%
Time Warner, Inc.	124,456	9,029,283
Walt Disney Co. (The)(a)	141,597	14,061,998

		23,091,281

Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.*	82,047	8,290,029

Pharmaceuticals — 6.0%
Allergan PLC*	39,365	10,551,001
Bristol-Myers Squibb Co.	262,350	16,758,918
Novo Nordisk A/S (Denmark), ADR	187,613	10,166,748
Shire PLC (Ireland), ADR(a)	71,547	12,298,929

		49,775,596

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	95,743	9,801,211

Semiconductors & Semiconductor Equipment — 1.2%
NVIDIA Corp.(a)	54,189	1,930,754
NXP Semiconductor NV (Netherlands)*	100,160	8,119,971

		10,050,725

Software — 9.7%
Adobe Systems, Inc.*	186,229	17,468,280
Atlassian Corp. PLC (United Kingdom) (Class A Stock)*(a)	12,528	315,079
Microsoft Corp.	339,073	18,727,002
Red Hat, Inc.*	166,547	12,409,417
salesforce.com, inc.*	226,183	16,699,091
Splunk, Inc.*	134,529	6,582,504
Workday, Inc. (Class A Stock)*(a)	114,458	8,794,953

		80,996,326

Specialty Retail — 7.5%
Home Depot, Inc. (The)	73,620	9,823,117
Industria de Diseno Textil SA (Spain)	567,878	19,035,091
L Brands, Inc.	59,156	5,194,488
O’Reilly Automotive, Inc.*	59,541	16,293,990
TJX Cos., Inc. (The)	158,723	12,435,947

		62,782,633

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	325,233	35,447,145

Textiles, Apparel & Luxury Goods — 4.3%
NIKE, Inc. (Class B Stock)(a)	384,741	23,650,029
Under Armour, Inc. (Class A Stock)*(a)	149,743	12,702,699

		36,352,728

TOTAL LONG-TERM INVESTMENTS (cost $463,979,337)		780,071,441

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 20.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $173,132,194; includes $117,582,037 of cash collateral received for securities on loan)(b)(w)	173,132,194	$173,132,194

TOTAL INVESTMENTS — 114.1% (cost $637,111,531)		953,203,635
Liabilities in excess of other assets — (14.1)%		(117,484,707)

NET ASSETS — 100.0%		$835,718,928

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,329,691; cash collateral of $117,582,037 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$11,836,520	$—	$—
Automobiles	10,144,116	—	—
Beverages	10,785,904	—	—
Biotechnology	50,231,432	—	—
Capital Markets	4,647,583	—	—
Chemicals	6,053,183	—	—
Communications Equipment	6,622,995	—	—
Diversified Financial Services	9,051,325	—	—
Energy Equipment & Services	3,932,202	—	—
Food & Staples Retailing	28,252,878	—	—
Health Care Equipment & Supplies	12,349,220	—	—
Hotels, Restaurants & Leisure	42,537,518	—	—
Industrial Conglomerates	4,137,182	—	—
Internet & Catalog Retail	73,830,369	—	—
Internet Software & Services	99,242,869	19,516,562	—
IT Services	60,191,544	—	—
Life Sciences Tools & Services	10,120,365	—	—
Media	23,091,281	—	—
Oil, Gas & Consumable Fuels	8,290,029	—	—
Pharmaceuticals	49,775,596	—	—
Real Estate Investment Trusts (REITs)	9,801,211	—	—
Semiconductors & Semiconductor Equipment	10,050,725	—	—
Software	80,996,326	—	—
Specialty Retail	43,747,542	19,035,091	—
Technology Hardware, Storage & Peripherals	35,447,145	—	—
Textiles, Apparel & Luxury Goods	36,352,728	—	—
Affiliated Mutual Fund	173,132,194	—	—

Total	$914,651,982	$38,551,653	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	100,200	$12,719,388
Embraer SA (Brazil), ADR	177,500	4,678,900

		17,398,288

Auto Components — 2.1%
Johnson Controls, Inc.	630,400	24,566,688

Automobiles — 4.0%
General Motors Co.	658,600	20,699,798
Harley-Davidson, Inc.(a)	174,900	8,977,617
Honda Motor Co. Ltd. (Japan), ADR	600,800	16,425,872

		46,103,287

Banks — 14.0%
Bank of America Corp.	3,632,254	49,108,074
Citigroup, Inc.	1,105,460	46,152,955
Citizens Financial Group, Inc.	881,600	18,469,520
JPMorgan Chase & Co.	578,000	34,229,160
Wells Fargo & Co.	276,683	13,380,390

		161,340,099

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	90,600	14,222,388
State Street Corp.(a)	386,800	22,635,536

		36,857,924

Communications Equipment — 1.6%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,890,100	18,957,703

Consumer Finance — 2.2%
Capital One Financial Corp.(a)	359,100	24,889,221

Containers & Packaging — 1.9%
International Paper Co.	523,000	21,463,920

Electric Utilities — 1.4%
PPL Corp.	199,000	7,575,930
Southern Co. (The)	163,500	8,457,855

		16,033,785

Electronic Equipment, Instruments & Components — 4.4%
Corning, Inc.	2,436,500	50,898,485

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	209,300	14,334,957

Health Care Equipment & Supplies — 2.4%
Medtronic PLC	148,600	11,145,000
Zimmer Biomet Holdings, Inc.	157,000	16,740,910

		27,885,910

Health Care Providers & Services — 2.8%
Anthem, Inc.	153,900	21,390,561
Humana, Inc.	59,500	10,885,525

		32,276,086

Independent Power & Renewable Electricity Producers — 3.9%
Calpine Corp.*(a)	1,885,600	28,604,552
NRG Energy, Inc.	1,310,900	17,054,809

		45,659,361

Industrial Conglomerates — 1.5%
Koninklijke Philips NV (Netherlands), NVDR	591,260	16,880,473

Insurance — 7.5%
Allstate Corp. (The)	167,000	11,250,790

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American International Group, Inc.	1,034,800	$55,930,940
Unum Group	613,250	18,961,690

		86,143,420

Machinery — 7.1%
CNH Industrial NV (United Kingdom)(a)	2,166,700	14,646,892
Cummins, Inc.(a)	369,300	40,600,842
PACCAR, Inc.	175,900	9,619,971
Parker-Hannifin Corp.	152,100	16,895,268

		81,762,973

Media — 3.3%
CBS Corp. (Class B Stock)	200,900	11,067,581
Comcast Corp. (Class A Stock)	261,200	15,954,096
Discovery Communications, Inc. (Class A Stock)*(a)	399,100	11,426,233

		38,447,910

Multiline Retail — 1.8%
Nordstrom, Inc.(a)	165,100	9,445,371
Target Corp.	134,600	11,074,888

		20,520,259

Oil, Gas & Consumable Fuels — 10.2%
Hess Corp.	783,200	41,235,480
Marathon Oil Corp.(a)	3,256,500	36,277,410
Murphy Oil Corp.(a)	680,100	17,131,719
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	487,193	23,604,501

		118,249,110

Pharmaceuticals — 4.1%
GlaxoSmithKline PLC (United Kingdom), ADR	561,100	22,752,605
Sanofi (France), ADR(a)	623,700	25,047,792

		47,800,397

Professional Services — 0.4%
ManpowerGroup, Inc.	56,900	4,632,798

Software — 7.3%
Microsoft Corp.	826,450	45,644,834
Oracle Corp.	941,100	38,500,401

		84,145,235

Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.*(a)	389,800	19,349,672

Technology Hardware, Storage & Peripherals — 2.6%
Hewlett Packard Enterprise Co.	1,283,400	22,754,682
HP, Inc.	631,100	7,775,152

		30,529,834

Wireless Telecommunication Services — 2.4%
Vodafone Group PLC (United Kingdom), ADR	876,445	28,090,062

TOTAL LONG-TERM INVESTMENTS (cost $1,138,022,115)		1,115,217,857

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $173,425,420; includes $133,702,234 of cash collateral for securities on loan)(b)(w)	173,425,420	$173,425,420

TOTAL INVESTMENTS — 111.5% (cost $1,311,447,535)		1,288,643,277
Liabilities in excess of other assets — (11.5)%		(133,087,910)

NET ASSETS — 100.0%		$1,155,555,367

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,634,667; cash collateral of $133,702,234 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,398,288	$—	$—
Auto Components	24,566,688	—	—
Automobiles	46,103,287	—	—
Banks	161,340,099	—	—
Capital Markets	36,857,924	—	—
Communications Equipment	18,957,703	—	—
Consumer Finance	24,889,221	—	—
Containers & Packaging	21,463,920	—	—
Electric Utilities	16,033,785	—	—
Electronic Equipment, Instruments & Components	50,898,485	—	—
Food & Staples Retailing	14,334,957	—	—
Health Care Equipment & Supplies	27,885,910	—	—
Health Care Providers & Services	32,276,086	—	—
Independent Power & Renewable Electricity Producers	45,659,361	—	—
Industrial Conglomerates	16,880,473	—	—
Insurance	86,143,420	—	—
Machinery	81,762,973	—	—
Media	38,447,910	—	—
Multiline Retail	20,520,259	—	—
Oil, Gas & Consumable Fuels	118,249,110	—	—
Pharmaceuticals	47,800,397	—	—
Professional Services	4,632,798	—	—
Software	84,145,235	—	—
Specialty Retail	19,349,672	—	—
Technology Hardware, Storage & Peripherals	30,529,834	—	—
Wireless Telecommunication Services	28,090,062	—	—
Affiliated Mutual Fund	173,425,420	—	—

Total	$1,288,643,277	$—	$—

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.1%
AFFILIATED MUTUAL FUNDS — 14.8%
AST Western Asset Core Plus Bond Portfolio*	1,049,374	$12,382,611
AST Western Asset Emerging Markets Debt Portfolio*	251,011	2,477,482

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,512,307)(w)		14,860,093

COMMON STOCKS — 69.9%
Aerospace & Defense — 1.3%
Boeing Co. (The)	2,616	332,075
Cubic Corp.	1,541	61,578
Curtiss-Wright Corp.	43	3,254
Engility Holdings, Inc.*	267	5,009
General Dynamics Corp.	971	127,560
L-3 Communications Holdings, Inc.	1,029	121,937
Lockheed Martin Corp.	1,634	361,931
Northrop Grumman Corp.	559	110,626
United Technologies Corp.	2,019	202,102

		1,326,072

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,461	182,680

Airlines — 0.4%
Alaska Air Group, Inc.	370	30,347
Delta Air Lines, Inc.	2,211	107,631
Deutsche Lufthansa AG (Germany)*	11,000	177,534
Southwest Airlines Co.	1,718	76,966

		392,478

Auto Components — 0.4%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	17,000	34,170
Cooper Tire & Rubber Co.	1,802	66,710
Delphi Automotive PLC (United Kingdom)	1,439	107,954
Halla Holdings Corp. (South Korea)	527	24,882
Hyundai Mobis Co. Ltd. (South Korea)	142	30,939
Kenda Rubber Industrial Co. Ltd. (Taiwan)	23,000	36,582
Lear Corp.	388	43,134
Metaldyne Performance Group, Inc.	3,213	54,011
Nexen Tire Corp. (South Korea)	2,782	35,434
Tenneco, Inc.*	102	5,254

		439,070

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	45,900	25,089
Ford Motor Co.	12,719	171,707
General Motors Co.	7,837	246,317
Harley-Davidson, Inc.	1,009	51,792
Kia Motors Corp. (South Korea)	685	28,935

		523,840

Banks — 4.1%
Access National Corp.	3,627	71,923
Agricultural Bank of China Ltd. (China) (Class H Stock)	98,000	35,256
Banco do Brasil SA (Brazil)	2,200	11,943
Bank Central Asia Tbk PT (Indonesia)	23,200	23,260
Bank Negara Indonesia Persero Tbk PT (Indonesia)	52,400	20,542
Bank of China Ltd. (China) (Class H Stock)	213,000	88,430
Bank Pekao SA (Poland)	440	19,399

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays Africa Group Ltd. (South Africa)	1,869	$18,880
Bendigo & Adelaide Bank Ltd. (Australia)	11,654	79,090
BOC Hong Kong Holdings Ltd. (Hong Kong)	72,500	216,575
Brookline Bancorp, Inc.	6,088	67,029
Canadian Imperial Bank of Commerce (Canada)	3,200	239,048
Cardinal Financial Corp.	2,386	48,555
Central Pacific Financial Corp.	4,329	94,242
China Construction Bank Corp. (China) (Class H Stock)	471,924	302,104
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	109,913	102,680
CIMB Group Holdings Bhd (Malaysia)	17,400	21,628
Commonwealth Bank of Australia (Australia)	1,612	92,414
Danske Bank A/S (Denmark)	8,582	242,188
First Community Bancshares, Inc.	4,888	96,978
First Financial Corp.	2,170	74,236
First Financial Holding Co. Ltd. (Taiwan)	56,757	28,033
Gunma Bank Ltd. (The) (Japan)	19,000	78,476
Heritage Financial Corp.	4,256	74,778
HSBC Holdings PLC (United Kingdom)	19,973	124,211
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	127,000	71,142
JPMorgan Chase & Co.	5,439	322,097
Malayan Banking Bhd (Malaysia)	11,000	25,423
Mega Financial Holding Co. Ltd. (Taiwan)	65,000	46,232
National Bank of Canada (Canada)	7,400	242,099
Opus Bank	1,397	47,498
Oversea-Chinese Banking Corp. Ltd. (Singapore)	29,200	191,368
Pacific Continental Corp.	4,631	74,698
People’s United Financial, Inc.	11,078	176,472
Public Bank Bhd (Malaysia)	5,100	24,539
Southside Bancshares, Inc.	1,155	30,111
State Bank Financial Corp.	1,655	32,703
Swedbank AB (Sweden) (Class A Stock)	11,249	241,589
Synovus Financial Corp.	223	6,447
Thanachart Capital PCL (Thailand), NVDR	34,700	37,225
Toronto-Dominion Bank (The) (Canada)	5,200	224,456
Union Bankshares Corp.	1,406	34,630

		4,100,627

Beverages — 0.9%
AMBEV SA (Brazil)	3,200	16,696
Coca-Cola Amatil Ltd. (Australia)	16,593	112,358
Coca-Cola Co. (The)	4,061	188,390
Coca-Cola Enterprises, Inc.	781	39,628
Dr. Pepper Snapple Group, Inc.	1,787	159,794
PepsiCo, Inc.	1,733	177,598
Suntory Beverage & Food Ltd. (Japan)	4,400	197,943

		892,407

Biotechnology — 1.2%
Aduro Biotech, Inc.*	165	2,114
Agios Pharmaceuticals, Inc.*	282	11,449
Alkermes PLC*	543	18,565
Amgen, Inc.	2,339	350,686
Baxalta, Inc.	2,299	92,880
Biogen, Inc.*	1,986	516,995
ImmunoGen, Inc.*	1,988	16,938
Ionis Pharmaceuticals, Inc.*	1,236	50,058

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
PDL BioPharma, Inc.	6,075	$20,230
ProQR Therapeutics NV (Netherlands)*	1,117	5,451
Spark Therapeutics, Inc.*	247	7,289
Vertex Pharmaceuticals, Inc.*	1,327	105,483

		1,198,138

Building Products
Dynasty Ceramic PCL (Thailand)	306,400	38,499
Owens Corning	112	5,295

		43,794

Capital Markets — 0.3%
Ameriprise Financial, Inc.	950	89,309
Arlington Asset Investment Corp. (Class A Stock)	1,771	22,191
Bank of New York Mellon Corp. (The)	1,502	55,319
Cohen & Steers, Inc.	788	30,669
Coronation Fund Managers Ltd. (South Africa)	3,272	16,236
T. Rowe Price Group, Inc.	867	63,690

		277,414

Chemicals — 1.6%
CF Industries Holdings, Inc.	1,292	40,491
Dow Chemical Co. (The)	5,909	300,532
E.I. du Pont de Nemours & Co.	2,287	144,813
Givaudan SA (Switzerland)	115	225,377
Innophos Holdings, Inc.	1,041	32,177
LyondellBasell Industries NV (Class A Stock)	4,348	372,102
Mosaic Co. (The)	2,022	54,594
Petronas Chemicals Group Bhd (Malaysia)	17,600	30,269
Phosagro OAO (Russia), GDR, RegS	3,160	44,236
Potash Corp. of Saskatchewan, Inc. (Canada)	13,600	231,527
Stepan Co.	1,075	59,437
Valspar Corp. (The)	468	50,085

		1,585,640

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	2,833	91,534
Covanta Holding Corp.	5,691	95,950
Ennis, Inc.	4,433	86,665
Matthews International Corp. (Class A Stock)	801	41,227
Republic Services, Inc.	3,707	176,639
Tyco International PLC	4,800	176,208
Waste Connections, Inc.	2,735	176,654
Waste Management, Inc.	3,027	178,593

		1,023,470

Communications Equipment — 0.9%
Alliance Fiber Optic Products, Inc.*	2,576	38,099
ARRIS International PLC*	855	19,597
Cisco Systems, Inc.	7,076	201,454
Comtech Telecommunications Corp.	2,088	48,797
Juniper Networks, Inc.	7,477	190,739
Motorola Solutions, Inc.	2,683	203,103
VTech Holdings Ltd. (Hong Kong)	17,600	208,919

		910,708

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.1%
Fluor Corp.	1,787	$95,962
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	4,154	33,482

		129,444

Construction Materials — 0.2%
Asia Cement Corp. (Taiwan)	26,000	23,756
Fletcher Building Ltd. (New Zealand)	30,632	166,978
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	15,600	23,196
Taiwan Cement Corp. (Taiwan)	21,000	20,548

		234,478

Consumer Finance — 0.1%
Discover Financial Services	1,163	59,220
Navient Corp.	2,167	25,939
Nelnet, Inc. (Class A Stock)	806	31,732

		116,891

Containers & Packaging — 0.2%
Avery Dennison Corp.	42	3,029
Bemis Co., Inc.	504	26,097
Graphic Packaging Holding Co.	3,484	44,769
International Paper Co.	1,579	64,802
Silgan Holdings, Inc.	319	16,961

		155,658

Distributors
Core-Mark Holding Co., Inc.	505	41,188

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	621	9,197
Benesse Holdings, Inc. (Japan)	4,400	126,685
Capella Education Co.	1,372	72,222

		208,104

Diversified Financial Services
Gain Capital Holdings, Inc.	5,543	36,362

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	7,279	285,118
BCE, Inc. (Canada)	5,247	239,130
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	88,690	200,178
CenturyLink, Inc.	5,662	180,957
Chunghwa Telecom Co. Ltd. (Taiwan)	15,000	51,040
Elisa OYJ (Finland)	4,079	158,393
HKT Trust & HKT Ltd. (Hong Kong)	153,000	210,644
Jasmine International PCL (Thailand), NVDR	173,900	17,192
KT Corp. (South Korea)	1,446	37,565
LG Uplus Corp. (South Korea)	3,167	30,607
Nippon Telegraph & Telephone Corp. (Japan)	4,900	211,668
Orange SA (France)	6,793	118,626
PCCW Ltd. (Hong Kong)	371,000	240,301
Proximus SADP (Belgium)	3,201	109,233
Singapore Telecommunications Ltd. (Singapore)	47,200	133,607
Swisscom AG (Switzerland)	239	129,719
TDC A/S (Denmark)	34,266	167,477
Telefonica Deutschland Holding AG (Germany)	44,429	240,174

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telekom Malaysia Bhd (Malaysia)	12,900	$21,814
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	125,400	31,609
Thaicom PCL (Thailand), NVDR	54,000	44,101
Verizon Communications, Inc.	3,315	179,275

		3,038,428

Electric Utilities — 2.8%
American Electric Power Co., Inc.	2,800	185,920
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	9,000	88,013
Chugoku Electric Power Co., Inc. (The) (Japan)	8,200	110,631
Cleco Corp.	1,216	67,135
CLP Holdings Ltd. (Hong Kong)	25,500	230,811
Duke Energy Corp.	2,318	187,016
El Paso Electric Co.	875	40,145
Entergy Corp.	2,290	181,551
Eversource Energy	3,251	189,663
Hokuriku Electric Power Co. (Japan)	7,900	111,680
IDACORP, Inc.	566	42,218
Korea Electric Power Corp. (South Korea)	1,178	61,710
NextEra Energy, Inc.	1,497	177,155
PNM Resources, Inc.	1,247	42,049
PPL Corp.	3,608	137,357
Southern Co. (The)	3,658	189,228
Spark Infrastructure Group (Australia)	76,496	121,371
SSE PLC (United Kingdom)	10,232	218,967
Tenaga Nasional Bhd (Malaysia)	7,500	26,794
Terna Rete Elettrica Nazionale SpA (Italy)	37,801	215,535
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	3,600	20,164
Xcel Energy, Inc.	3,834	160,338

		2,805,451

Electrical Equipment — 0.3%
Eaton Corp. PLC	1,207	75,510
Emerson Electric Co.	2,016	109,630
Powell Industries, Inc.	3,105	92,560
Rockwell Automation, Inc.	73	8,304

		286,004

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc. (China)	5,000	38,230
AVX Corp.	5,228	65,716
Delta Electronics Thailand PCL (Thailand), NVDR	18,100	44,721
Dolby Laboratories, Inc. (Class A Stock)	472	20,513
Fitbit, Inc. (Class A Stock)*	191	2,894
Hon Hai Precision Industry Co. Ltd. (Taiwan)	24,550	64,622
Methode Electronics, Inc.	1,168	34,152
Nippon Electric Glass Co. Ltd. (Japan)	28,000	143,203
Synnex Technology International Corp. (Taiwan)	24,000	24,731
TE Connectivity Ltd. (Switzerland)	3,967	245,637

		684,419

Energy Equipment & Services — 0.6%
China Oilfield Services Ltd. (China) (Class H Stock)	16,000	12,536
Core Laboratories NV	1,847	207,621

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Frank’s International NV	10,603	$174,737
National Oilwell Varco, Inc.	1,569	48,796
Weatherford International PLC*	14,309	111,324

		555,014

Food & Staples Retailing — 2.6%
Aeon Co. Ltd. (Japan)	10,200	147,349
Andersons, Inc. (The)	1,309	41,116
Casey’s General Stores, Inc.	653	73,998
Colruyt SA (Belgium)	3,483	202,552
Delhaize Group (Belgium)	2,009	209,380
Empire Co. Ltd. (Canada) (Class A Stock)	9,176	158,968
Eurocash SA (Poland)	2,679	38,262
FamilyMart Co. Ltd. (Japan)	3,500	181,774
GS Retail Co. Ltd. (South Korea)	673	27,761
J Sainsbury PLC (United Kingdom)	25,608	101,476
Koninklijke Ahold NV (Netherlands)	9,343	209,856
Lawson, Inc. (Japan)	2,600	217,648
Metro, Inc. (Canada)	5,600	194,291
SpartanNash Co.	2,735	82,898
Sun Art Retail Group Ltd. (China)	28,500	20,209
Sysco Corp.	3,386	158,228
Wal-Mart de Mexico SAB de CV (Mexico)	23,800	56,341
Wal-Mart Stores, Inc.	2,922	200,128
Whole Foods Market, Inc.	1,078	33,537
WM Morrison Supermarkets PLC (United Kingdom)	74,197	211,303
Woolworths Ltd. (Australia)	5,143	87,044

		2,654,119

Food Products — 2.9%
Archer-Daniels-Midland Co.	5,103	185,290
B&G Foods, Inc.	1,078	37,525
Bunge Ltd.	2,449	138,784
Calavo Growers, Inc.	872	49,756
Cal-Maine Foods, Inc.	1,514	78,592
ConAgra Foods, Inc.	3,943	175,937
Dean Foods Co.	3,502	60,655
Fresh Del Monte Produce, Inc.	2,395	100,758
General Mills, Inc.	2,985	189,100
Gruma SAB de CV (Mexico) (Class B Stock)	2,400	38,060
Grupo Lala SAB de CV (Mexico)	17,400	47,294
Hershey Co. (The)	1,584	145,871
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	32,200	36,848
Indofood Sukses Makmur Tbk PT (Indonesia)	64,500	35,140
IOI Corp. Bhd (Malaysia)	21,500	25,194
J&J Snack Foods Corp.	303	32,809
Kellogg Co.	2,361	180,735
Lancaster Colony Corp.	384	42,459
McCormick & Co., Inc.	1,847	183,740
Mondelez International, Inc. (Class A Stock)	6,135	246,136
Nestle SA (Switzerland)	2,746	204,909
NongShim Co. Ltd. (South Korea)	131	45,847
Pilgrim’s Pride Corp.*	1,503	38,176
Pinnacle Foods, Inc.	3,930	175,592
Sanderson Farms, Inc.	996	89,819
Tate & Lyle PLC (United Kingdom)	29,003	240,377
Thai Union Group PCL (Thailand), NVDR	73,000	43,362

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Thai Vegetable Oil PCL (Thailand), NVDR	47,000	$31,249
Uni-President Enterprises Corp. (Taiwan)	17,720	31,117

		2,931,131

Gas Utilities — 0.9%
China Resources Gas Group Ltd. (Hong Kong)	10,000	28,560
Enagas SA (Spain)	6,000	180,089
Laclede Group, Inc. (The)	602	40,785
New Jersey Resources Corp.	1,814	66,084
Northwest Natural Gas Co.	706	38,018
ONE Gas, Inc.	1,317	80,469
Osaka Gas Co. Ltd. (Japan)	53,000	203,443
Petronas Gas Bhd (Malaysia)	4,400	24,805
Tokyo Gas Co. Ltd. (Japan)	31,000	144,505
WGL Holdings, Inc.	672	48,633

		855,391

Health Care Equipment & Supplies — 0.7%
Abaxis, Inc.	675	30,638
Baxter International, Inc.	2,644	108,615
Becton, Dickinson and Co.	1,150	174,593
LeMaitre Vascular, Inc.	6,066	94,144
Medtronic PLC	1,455	109,125
ResMed, Inc.	1,413	81,700
St. Shine Optical Co. Ltd. (Taiwan)	3,000	61,170
Wright Medical Group NV (Netherlands)*	74	1,228

		661,213

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	1,736	150,251
Anthem, Inc.	1,246	173,182
Cardinal Health, Inc.	2,430	199,139
Chemed Corp.	475	64,339
Fleury SA (Brazil)	6,100	36,475
HealthSouth Corp.	2,370	89,183
Humana, Inc.	327	59,825
Life Healthcare Group Holdings Ltd. (South Africa)	8,139	19,645
Miraca Holdings, Inc. (Japan)	3,700	151,893
Owens & Minor, Inc.	2,174	87,873
Quest Diagnostics, Inc.	2,595	185,413
Select Medical Holdings Corp.*	3,692	43,603
Sinopharm Group Co. Ltd. (China) (Class H Stock)	7,200	32,539
UnitedHealth Group, Inc.	3,503	451,537
US Physical Therapy, Inc.	1,329	66,091

		1,810,988

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	1,602	83,496

Hotels, Restaurants & Leisure — 1.7%
Berjaya Sports Toto Bhd (Malaysia)	36,770	29,782
Bloomin’ Brands, Inc.	4,831	81,499
Bob Evans Farms, Inc.	1,900	88,711
Brinker International, Inc.	2,941	135,139
Cheesecake Factory, Inc. (The)	1,102	58,505
Churchill Downs, Inc.	496	73,348
ClubCorp Holdings, Inc.	2,369	33,261
Cracker Barrel Old Country Store, Inc.	527	80,457
Darden Restaurants, Inc.	2,243	148,711

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
DineEquity, Inc.	802	$74,931
Jack in the Box, Inc.	739	47,200
Kangwon Land, Inc. (South Korea)	849	30,350
Marriott Vacations Worldwide Corp.	731	49,343
McDonald’s Corp.	1,498	188,269
MK Restaurants Group PCL (Thailand), NDVR	19,100	28,900
Papa John’s International, Inc.	833	45,140
Ruth’s Hospitality Group, Inc.	3,474	63,956
SeaWorld Entertainment, Inc.	8,813	185,602
Speedway Motorsports, Inc.	2,861	56,734
Texas Roadhouse, Inc.	1,662	72,430
Vail Resorts, Inc.	623	83,295
Wyndham Worldwide Corp.	590	45,094

		1,700,657

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	5,196	239,581
Coway Co. Ltd. (South Korea)	356	29,985
Steinhoff International Holdings NV (Netherlands)	4,914	32,199

		301,765

Household Products — 1.3%
Church & Dwight Co., Inc.	1,471	135,597
Clorox Co. (The)	1,374	173,206
Colgate-Palmolive Co.	2,594	183,266
Energizer Holdings, Inc.	1,075	43,548
Kimberly-Clark Corp.	1,312	176,477
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	114,500	276,622
Procter & Gamble Co. (The)	2,113	173,921
Reckitt Benckiser Group PLC (United Kingdom)	1,835	176,997

		1,339,634

Independent Power & Renewable Electricity Producers — 0.3%
China Resources Power Holdings Co. Ltd. (China)	18,000	33,650
Glow Energy PCL (Thailand), NVDR*	18,000	47,019
Huaneng Power International, Inc. (China) (Class H Stock)	24,000	21,519
NRG Yield, Inc. (Class A Stock)	2,405	32,636
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	30,900	44,553
Tractebel Energia SA (Brazil)	8,100	82,450

		261,827

Industrial Conglomerates — 0.9%
3M Co.	1,499	249,778
Alfa SAB de CV (Mexico) (Class A Stock)	24,486	49,278
Enka Insaat ve Sanayi A/S (Turkey)	20,521	35,575
General Electric Co.	6,046	192,202
Jardine Matheson Holdings Ltd. (Hong Kong)	3,539	202,006
LG Corp. (South Korea)	503	30,134
Siemens AG (Germany)	1,105	116,866

		875,839

Insurance — 5.8%
Admiral Group PLC (United Kingdom)	7,177	203,906

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Aflac, Inc.	5,576	$352,069
Ageas (Belgium)	3,692	146,116
Allied World Assurance Co. Holdings AG	4,251	148,530
Allstate Corp. (The)	1,954	131,641
American Financial Group, Inc.	2,089	147,003
American International Group, Inc.	914	49,402
AMERISAFE, Inc.	1,422	74,712
Amtrust Financial Services, Inc.	1,908	49,379
Argo Group International Holdings Ltd.	1,619	92,914
Aspen Insurance Holdings Ltd.	2,985	142,385
Assured Guaranty Ltd.	832	21,050
AXA SA (France)	10,223	239,717
Axis Capital Holdings Ltd.	3,882	215,296
Cincinnati Financial Corp.	288	18,824
CNO Financial Group, Inc.	914	16,379
Direct Line Insurance Group PLC (United Kingdom)	44,625	236,699
Dongbu Insurance Co. Ltd. (South Korea)	626	41,634
Endurance Specialty Holdings Ltd.	461	30,122
Erie Indemnity Co. (Class A Stock)	778	72,346
Everest Re Group Ltd.	929	183,412
FBL Financial Group, Inc. (Class A Stock)	827	50,877
Fidelity & Guaranty Life	2,520	66,125
Hannover Rueck SE (Germany)	2,066	240,116
Hanover Insurance Group, Inc. (The)	76	6,857
Hanwha Life Insurance Co. Ltd. (South Korea)	6,466	37,898
Hartford Financial Services Group, Inc. (The)	2,015	92,851
Hiscox Ltd. (United Kingdom)	9,322	129,539
Horace Mann Educators Corp.	1,742	55,204
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,212	35,204
Infinity Property & Casualty Corp.	495	39,847
KB Insurance Co. Ltd. (South Korea)	1,317	39,250
Lancashire Holdings Ltd. (United Kingdom)	11,321	89,508
Lincoln National Corp.	611	23,951
Maiden Holdings Ltd.	4,920	63,665
Mercury General Corp.	2,335	129,593
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,052	213,498
Old Republic International Corp.	457	8,354
Powszechny Zaklad Ubezpieczen SA (Poland)	2,097	19,957
Principal Financial Group, Inc.	1,215	47,932
ProAssurance Corp.	261	13,206
Reinsurance Group of America, Inc.	236	22,715
RenaissanceRe Holdings Ltd. (Bermuda)	1,534	183,819
Safety Insurance Group, Inc.	611	34,864
Samsung Life Insurance Co. Ltd. (South Korea)	273	28,085
Swiss Re AG (Switzerland)	2,593	239,437
Talanx AG (Germany)	7,165	244,175
Torchmark Corp.	609	32,983
Travelers Cos., Inc. (The)	3,311	386,427
Tryg A/S (Denmark)	11,792	228,372
United Fire Group, Inc.	2,015	88,297
Unum Group	422	13,048
Validus Holdings Ltd.	3,184	150,253

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)*	780	$180,891

		5,850,334

Internet & Catalog Retail — 0.3%
CJ O Shopping Co. Ltd. (South Korea)	294	50,910
HSN, Inc.	786	41,115
Liberty Interactive Corp. QVC Group (Class A Stock)*	2,546	64,287
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	578	12,808
Liberty Ventures (Class A Stock)*	567	22,181
PetMed Express, Inc.	3,779	67,682

		258,983

Internet Software & Services — 0.3%
Facebook, Inc. (Class A Stock)*	1,707	194,769
Twitter, Inc.*	6,648	110,024

		304,793

IT Services — 1.5%
Amdocs Ltd.	2,991	180,716
Booz Allen Hamilton Holding Corp.	2,811	85,117
Computer Sciences Corp.	3,496	120,227
Convergys Corp.	2,988	82,977
CSG Systems International, Inc.	2,397	108,248
CSRA, Inc.	2,426	65,259
DST Systems, Inc.	204	23,005
EVERTEC, Inc.	6,602	92,296
Forrester Research, Inc.	2,858	96,057
Hackett Group, Inc. (The)	6,748	102,030
Infosys Ltd. (India), ADR	3,689	70,165
International Business Machines Corp.	1,048	158,720
Science Applications International Corp.	1,090	58,141
Teradata Corp.*	318	8,344
Wipro Ltd. (India), ADR	4,477	56,321
Xerox Corp.	18,361	204,909

		1,512,532

Leisure Products — 0.3%
Mattel, Inc.	5,506	185,112
Sturm Ruger & Co., Inc.	1,604	109,682

		294,794

Machinery — 0.9%
AGCO Corp.	101	5,020
Briggs & Stratton Corp.	3,590	85,873
Deere & Co.	3,189	245,521
Douglas Dynamics, Inc.	1,670	38,260
Global Brass & Copper Holdings, Inc.	3,244	80,938
Graham Corp.	4,762	94,811
Illinois Tool Works, Inc.	1,155	118,318
Lincoln Electric Holdings, Inc.	185	10,835
Lindsay Corp.	452	32,368
Nordson Corp.	157	11,938
Parker-Hannifin Corp.	359	39,878
Pentair PLC (United Kingdom)	585	31,742
Stanley Black & Decker, Inc.	479	50,396
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,736	51,748

		897,646

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine
Matson, Inc.	1,144	$45,954

Media — 3.0%
AMC Networks, Inc. (Class A Stock)*	2,304	149,622
CBS Corp. (Class B Stock)	2,252	124,062
Comcast Corp. (Class A Stock)	7,410	452,603
Discovery Communications, Inc. (Class A Stock)*	4,129	118,213
Discovery Communications, Inc. (Class C Stock)*	3,031	81,837
Interpublic Group of Cos., Inc. (The)	1,847	42,389
KT Skylife Co. Ltd. (South Korea)	1,597	23,182
Liberty Broadband Corp. (Class A Stock)*	388	22,566
Liberty Broadband Corp. (Class C Stock)*	807	46,766
Liberty Global PLC (United Kingdom) (Class A Stock)*	789	30,378
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,373	51,570
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	106	3,716
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	99	3,750
Liberty Media Corp. (Class A Stock)*	1,092	42,184
Liberty Media Corp. (Class C Stock)*	1,913	72,866
Madison Square Garden Co. (The) (Class A Stock)*	537	89,335
Meredith Corp.	741	35,197
MSG Networks, Inc. (Class A Stock)*	1,561	26,990
Multiplus SA (Brazil)	4,700	42,822
National CineMedia, Inc.	2,547	38,740
New Media Investment Group, Inc.	2,287	38,056
Omnicom Group, Inc.	1,179	98,128
Regal Entertainment Group (Class A Stock)	6,589	139,291
RTL Group SA (Germany)	2,628	222,187
Scripps Networks Interactive, Inc. (Class A Stock)	2,567	168,139
SES SA (Luxembourg)	8,315	243,255
Sky PLC (United Kingdom)	12,194	179,185
Starz (Class A Stock)*	582	15,324
TEGNA, Inc.	641	15,038
Thomson Reuters Corp., (TSX)	5,400	218,786
Tribune Media Co. (Class A Stock)	378	14,496
Twenty-First Century Fox, Inc. (Class A Stock)	6,107	170,263
Viacom, Inc. (Class B Stock)	279	11,517
World Wrestling Entertainment, Inc. (Class A Stock)	441	7,788

		3,040,241

Metals & Mining — 0.7%
AngloGold Ashanti Ltd. (South Africa)*	2,709	37,500
China Steel Corp. (Taiwan)	45,000	31,295
Compass Minerals International, Inc.	2,135	151,286
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	14,119	21,255
Freeport-McMoRan, Inc.	6,594	68,182
Gold Fields Ltd. (South Africa)	6,849	27,075
Kaiser Aluminum Corp.	639	54,021
Nucor Corp.	1,200	56,760
Royal Gold, Inc.	2,853	146,330
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	77,614

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Severstal PAO (Russia), GDR, RegS	3,499	$37,261

		708,579

Multiline Retail — 1.0%
Big Lots, Inc.	1,976	89,493
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,533	159,574
Kohl’s Corp.	2,507	116,851
Macy’s, Inc.	3,729	164,412
Nordstrom, Inc.	514	29,406
Target Corp.	4,901	403,254

		962,990

Multi-Utilities — 1.3%
Avista Corp.	1,472	60,028
Centrica PLC (United Kingdom)	73,144	238,951
Consolidated Edison, Inc.	2,385	182,739
Engie SA (France)	5,807	89,972
National Grid PLC (United Kingdom)	16,860	238,557
NorthWestern Corp.	603	37,235
Public Service Enterprise Group, Inc.	4,076	192,143
Unitil Corp.	875	37,179
WEC Energy Group, Inc.	2,998	180,090

		1,256,894

Oil, Gas & Consumable Fuels — 2.5%
Alliance Resource Partners LP, MLP*	1,654	19,269
Anadarko Petroleum Corp.	6,607	307,688
Bangchak Petroleum PCL (The) (Thailand), NVDR	53,000	44,017
China Petroleum & Chemical Corp. (China) (Class H Stock)	32,000	20,787
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	12,776	20,102
CNOOC Ltd. (China)	21,000	24,508
CVR Refining LP, MLP*	7,178	86,710
DCP Midstream Partners LP, MLP*	2,966	80,764
Exxon Mobil Corp.	2,076	173,533
Hollyfrontier Corp.	3,599	127,117
Keyera Corp. (Canada)	4,371	132,670
Kunlun Energy Co. Ltd. (China)	30,000	26,099
Newfield Exploration Co.*	4,020	133,665
ONEOK Partners LP, MLP	3,072	96,461
Pembina Pipeline Corp. (Canada)	4,300	116,245
PetroChina Co. Ltd. (China) (Class H Stock).	24,000	15,886
Phillips 66	2,847	246,522
Polski Koncern Naftowy Orlen SA (Poland)	2,839	56,159
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	16,406	23,355
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	8,484	206,456
Sasol Ltd. (South Africa)	787	23,354
TC Pipelines LP, MLP*	2,078	100,201
Tesoro Corp.	709	60,981
Total SA (France)	2,101	95,599
Valero Energy Corp.	2,813	180,426
Williams Partners LP, MLP*	2,604	53,252

		2,471,826

Paper & Forest Products — 0.1%
Fibria Celulose SA (Brazil), ADR	2,300	19,504

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Schweitzer-Mauduit International, Inc.	1,915	$60,284

		79,788

Personal Products — 0.4%
Coty, Inc. (Class A Stock)	5,827	162,165
Hengan International Group Co. Ltd. (China)	3,500	30,485
Unilever PLC (United Kingdom)	4,469	201,519

		394,169

Pharmaceuticals — 2.8%
Allergan PLC*	1,360	364,521
AstraZeneca PLC (United Kingdom)	1,693	94,523
China Shineway Pharmaceutical Group Ltd. (China)	19,000	22,943
Chugai Pharmaceutical Co. Ltd. (Japan)	4,400	136,151
Consun Pharmaceutical Group Ltd. (China)	46,000	23,982
GlaxoSmithKline PLC (United Kingdom)	5,953	120,508
Johnson & Johnson	1,821	197,032
Mallinckrodt PLC*	162	9,927
Merck & Co., Inc.	3,729	197,301
Mitsubishi Tanabe Pharma Corp. (Japan)	10,500	182,444
Novartis AG (Switzerland)	1,356	98,109
Otsuka Holdings Co. Ltd. (Japan)	5,200	188,872
Pfizer, Inc.	6,617	196,128
Roche Holding AG (Switzerland)	883	216,812
Sanofi (France)	2,697	216,828
Santen Pharmaceutical Co. Ltd. (Japan)	9,800	147,299
Shionogi & Co. Ltd. (Japan)	2,200	103,403
Teva Pharmaceutical Industries Ltd. (Israel), ADR	3,699	197,933
Tsumura & Co. (Japan)	4,900	117,537
Valeant Pharmaceuticals International, Inc.*	1,168	30,718

		2,862,971

Professional Services — 0.1%
Insperity, Inc.	1,682	87,010
ManpowerGroup, Inc.	236	19,215
Resources Connection, Inc.	2,899	45,108

		151,333

Real Estate Investment Trusts (REITs) — 2.5%
American Capital Agency Corp.	8,177	152,337
Apollo Commercial Real Estate Finance, Inc.	3,443	56,121
ARMOUR Residential REIT, Inc.	2,308	49,691
Capstead Mortgage Corp.	2,792	27,613
Care Capital Properties, Inc.	479	12,856
Chimera Investment Corp.	7,871	106,967
CYS Investments, Inc.	3,805	30,973
Digital Realty Trust, Inc.	2,067	182,909
DuPont Fabros Technology, Inc.	2,563	103,878
Dynex Capital, Inc.	7,403	49,230
Equity LifeStyle Properties, Inc.	2,436	177,170
Franklin Street Properties Corp.	5,458	57,909
Geo Group, Inc. (The)	945	32,763
Government Properties Income Trust	1,654	29,524
Gramercy Property Trust	3,709	31,341
Growthpoint Properties Ltd. (South Africa)	10,998	18,300
Hatteras Financial Corp.	3,189	45,603
HCP, Inc.	4,545	148,076
KLCCP Stapled Group (Malaysia)	17,000	31,188

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Link REIT (The) (Hong Kong)	22,000	$130,694
LTC Properties, Inc.	1,597	72,248
Omega Healthcare Investors, Inc.	4,840	170,852
Ryman Hospitality Properties, Inc.	1,155	59,459
Select Income REIT	1,497	34,506
Silver Bay Realty Trust Corp.	1,982	29,433
Starwood Property Trust, Inc.	5,467	103,490
Tanger Factory Outlet Centers, Inc.	4,405	160,298
Ventas, Inc.	2,681	168,796
Welltower, Inc.	2,617	181,463
Yuexiu Real Estate Investment Trust (Hong Kong)	56,000	31,113

		2,486,801

Real Estate Management & Development — 0.6%
Daito Trust Construction Co. Ltd. (Japan)	1,400	198,571
Evergrande Real Estate Group Ltd. (China)	43,000	33,200
L.P.N Development PCL (Thailand), NVDR	73,600	29,267
PSP Swiss Property AG (Switzerland)*	1,259	121,059
SP Setia Bhd Group (Malaysia)	54,900	44,044
Swiss Prime Site AG (Switzerland)*	2,585	227,752

		653,893

Road & Rail — 0.3%
ComfortDelGro Corp. Ltd. (Singapore)	71,500	154,967
West Japan Railway Co. (Japan)	2,500	154,368

		309,335

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	22,000	25,483
Applied Materials, Inc.	2,017	42,720
Broadcom Ltd. (Singapore)	2,202	340,209
Cohu, Inc.	4,784	56,834
Cree, Inc.*	4,839	140,815
Integrated Device Technology, Inc.*	239	4,885
Intel Corp.	7,213	233,341
Marvell Technology Group Ltd. (Bermuda)	5,786	59,654
Maxim Integrated Products, Inc.	2,748	101,071
MKS Instruments, Inc.	2,686	101,128
Novatek Microelectronics Corp. (Taiwan)	52,000	209,323
QUALCOMM, Inc.	5,328	272,474
Siliconware Precision Industries Co. Ltd. (Taiwan)	156,000	251,957
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	82,104	409,521
Tessera Technologies, Inc.	2,893	89,683
Texas Instruments, Inc.	2,295	131,779

		2,470,877

Software — 0.9%
Asseco Poland SA (Poland)	3,236	52,471
Autodesk, Inc.*	1,983	115,629
Citrix Systems, Inc.*	1,569	123,292
EPIQ Systems, Inc.	3,783	56,821
Microsoft Corp.	6,905	381,363
Monotype Imaging Holdings, Inc.	1,627	38,918
Nuance Communications, Inc.*	5,720	106,907

		875,401

Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	3,534	58,912

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Bed Bath & Beyond, Inc.*	854	$42,393
CarMax, Inc.*	415	21,207
Chico’s FAS, Inc.	4,594	60,962
Children’s Place, Inc. (The)	1,672	139,562
DSW, Inc. (Class A Stock)	5,910	163,352
Foot Locker, Inc.	640	41,280
GameStop Corp. (Class A Stock)	4,474	141,960
Gap, Inc. (The)	1,930	56,742
Guess?, Inc.	1,882	35,325
Murphy USA, Inc.*	22	1,352
Nitori Holdings Co. Ltd. (Japan)	2,000	183,000
Rent-A-Center, Inc.	2,834	44,919
Ross Stores, Inc.	2,318	134,212
Stage Stores, Inc.	3,330	26,840
Staples, Inc.	10,575	116,642
Urban Outfitters, Inc.*	251	8,306
USS Co. Ltd. (Japan)	8,100	129,252
Williams-Sonoma, Inc.	2,264	123,931

		1,530,149

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	6,243	680,424
Foxconn Technology Co. Ltd. (Taiwan)	11,110	24,923
Hewlett Packard Enterprise Co.	4,620	81,913
HP, Inc.	4,621	56,931
Lite-On Technology Corp. (Taiwan)	24,115	29,418
Neopost SA (France)	2,838	59,541
Pegatron Corp. (Taiwan)	11,000	25,608
SanDisk Corp.	4,656	354,228
Seagate Technology PLC	6,858	236,258
Western Digital Corp.	1,113	52,578
Wistron Corp. (Taiwan)	31,891	19,696

		1,621,518

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	4,407	176,677
Culp, Inc.	2,217	58,130
Li & Fung Ltd. (Hong Kong)	352,000	208,542
Michael Kors Holdings Ltd.*	531	30,246
Wolverine World Wide, Inc.	2,853	52,552
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	69,100	237,568

		763,715

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	2,573	40,756
EverBank Financial Corp.	2,799	42,237
New York Community Bancorp, Inc.	2,417	38,430
Northfield Bancorp, Inc.	2,353	38,683
Northwest Bancshares, Inc.	4,911	66,348
Oritani Financial Corp.	3,269	55,475
Territorial Bancorp, Inc.	2,823	73,567

		355,496

Tobacco — 0.9%
Altria Group, Inc.	2,362	148,003
British American Tobacco Malaysia Bhd (Malaysia)	3,200	44,323
British American Tobacco PLC (United Kingdom)	3,435	200,864
Imperial Brands PLC (United Kingdom)	3,980	220,361
Japan Tobacco, Inc. (Japan)	4,400	183,140

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
KT&G Corp. (South Korea)	503	$48,434
Reynolds American, Inc.	1,421	71,490
Vector Group Ltd.	1,556	35,539

		952,154

Trading Companies & Distributors — 0.6%
AKR Corporindo Tbk PT (Indonesia)	74,300	38,920
Applied Industrial Technologies, Inc.	1,870	81,158
Kaman Corp.	1,587	67,749
Mitsui & Co. Ltd. (Japan)	16,000	183,975
NOW, Inc.*	1,914	33,916
Sumitomo Corp. (Japan)	19,300	191,513
United Rentals, Inc.*	294	18,284
W.W. Grainger, Inc.	144	33,614

		649,129

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	202,000	215,738
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	4,700	41,836
Hutchison Port Holdings Trust (Singapore), UTS	348,300	174,150
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	36,000	31,472
TAV Havalimanlari Holding A/S (Turkey)	6,759	40,338

		503,534

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	36,000	45,521
Severn Trent PLC (United Kingdom)	7,501	233,664
TTW PCL (Thailand), NDVR*	102,900	29,254

		308,439

Wireless Telecommunication Services — 1.0%
Axiata Group Bhd (Malaysia)	14,100	21,282
China Mobile Ltd. (China)	2,500	27,687
DiGi.Com Bhd (Malaysia)	15,700	19,881
Far EasTone Telecommunications Co. Ltd. (Taiwan)	17,000	38,074
Intouch Holdings PCL (Thailand), NVDR	13,300	24,101
KDDI Corp. (Japan)	7,100	189,434
Maxis Bhd (Malaysia)	13,500	21,967
MTN Group Ltd. (South Africa)	1,510	13,790
NTT DoCoMo, Inc. (Japan)	9,800	222,768
Rogers Communications, Inc. (Canada) (Class B Stock)	5,100	204,196
SK Telecom Co. Ltd. (South Korea)	118	21,383
StarHub Ltd. (Singapore)	47,100	117,109
Taiwan Mobile Co. Ltd. (Taiwan)	16,000	51,945
Vodacom Group Ltd. (South Africa)	2,335	25,363

		998,980

TOTAL COMMON STOCKS (cost $70,277,167)		70,237,087

EXCHANGE TRADED FUNDS — 2.4%
iShares MSCI ACWI ex US ETF	26,775	1,057,077
iShares MSCI Emerging Markets ETF	5,880	201,390
iShares Russell 1000 ETF	5,934	676,891

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares Russell 2000 ETF	4,285	$474,007

TOTAL EXCHANGE TRADED FUNDS (cost $2,359,695)		2,409,365

PREFERRED STOCK
Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC) (cost $16,809)	4,100	$9,168

TOTAL LONG-TERM INVESTMENTS (cost $87,165,978)		87,515,713

	Shares	Value
SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,685,002)(w)	13,685,002	$13,685,002

TOTAL INVESTMENTS — 100.7% (cost $100,850,980)		101,200,715
Liabilities in excess of other assets(z) — (0.7)%		(702,629)

NET ASSETS — 100.0%		$100,498,086

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
97	S&P 500 E-Mini	Jun. 2016	$9,618,255	$9,949,775	$331,520

(1)	Cash of $506,825 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2016.

(2)	The amount represents fair value of the derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$28,545,095	$—	$—
Common Stocks	47,317,567	22,919,520	—
Exchange Traded Funds	2,409,365	—	—
Preferred Stock	9,168	—	—
Other Financial Instruments*
Futures Contracts	331,520	—	—

Total	$78,612,715	$22,919,520	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Air Freight & Logistics — 5.8%
Expeditors International of Washington, Inc.	1,428,478	$69,724,011
United Parcel Service, Inc. (Class B Stock)	609,775	64,312,969

		134,036,980

Beverages — 10.8%
Coca-Cola Co. (The)(a)	2,003,011	92,919,680
Monster Beverage Corp.*	710,046	94,705,936
SABMiller PLC (United Kingdom), ADR(a)	1,039,087	63,488,216

		251,113,832

Biotechnology — 2.1%
Amgen, Inc.	327,834	49,152,152

Capital Markets — 3.0%
Greenhill & Co., Inc.(a)	300,480	6,670,656
SEI Investments Co.	1,466,685	63,140,789

		69,811,445

Communications Equipment — 5.0%
Cisco Systems, Inc.	4,049,938	115,301,735

Consumer Finance — 0.9%
American Express Co.(a)	339,908	20,870,351

Diversified Financial Services — 1.8%
FactSet Research Systems, Inc.	284,797	43,155,289

Energy Equipment & Services — 2.5%
Schlumberger Ltd.	803,685	59,271,769

Food Products — 3.8%
Danone SA (France), ADR	6,285,820	89,321,502

Health Care Equipment & Supplies — 2.2%
Varian Medical Systems, Inc.*(a)	646,517	51,734,290

Health Care Technology — 2.1%
Cerner Corp.*(a)	940,555	49,811,793

Hotels, Restaurants & Leisure — 2.6%
Yum! Brands, Inc.	731,648	59,885,389

Household Products — 3.6%
Procter & Gamble Co. (The)	1,005,337	82,749,288

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.*	222,750	132,233,310

Internet Software & Services — 16.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,335,842	105,571,593
Alphabet, Inc. (Class C Stock)*	91,879	68,445,261
Alphabet, Inc. (Class A Stock)*	91,633	69,906,816
Facebook, Inc. (Class A Stock)*	1,305,053	148,906,547

		392,830,217

IT Services — 6.0%
Automatic Data Processing, Inc.(a)	237,797	21,332,769
Visa, Inc. (Class A Stock)(a)	1,543,855	118,074,030

		139,406,799

Pharmaceuticals — 7.0%
Merck & Co., Inc.	561,711	29,720,129
Novartis AG (Switzerland), ADR(a)	696,707	50,469,455
Novo Nordisk A/S (Denmark), ADR(a)	1,528,001	82,802,374

		162,991,958

Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices, Inc.	160,510	9,500,587

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ARM Holdings PLC (United Kingdom), ADR(a)	1,046,257	$45,710,968
QUALCOMM, Inc.	1,631,570	83,438,490

		138,650,045

Software — 10.0%
Autodesk, Inc.*	1,018,775	59,404,770
Microsoft Corp.	1,087,207	60,046,443
Oracle Corp.	2,782,892	113,848,112

		233,299,325

Specialty Retail — 0.8%
Lowe’s Cos., Inc	261,394	19,800,596

TOTAL LONG-TERM INVESTMENTS (cost $1,884,757,871)		2,295,428,065

SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $244,261,800; includes $216,660,553 of cash collateral for securities on loan)(b)(w)	244,261,800	244,261,800

TOTAL INVESTMENTS — 109.1% (cost $2,129,019,671)		2,539,689,865
Liabilities in excess of other assets — (9.1)%		(212,458,827)

NET ASSETS — 100.0%		$2,327,231,038

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,116,323; cash collateral of $216,660,553 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$134,036,980	$—	$—
Beverages	251,113,832	—	—
Biotechnology	49,152,152	—	—
Capital Markets	69,811,445	—	—
Communications Equipment	115,301,735	—	—
Consumer Finance	20,870,351	—	—
Diversified Financial Services	43,155,289	—	—
Energy Equipment & Services	59,271,769	—	—
Food Products	89,321,502	—	—
Health Care Equipment & Supplies	51,734,290	—	—
Health Care Technology	49,811,793	—	—
Hotels, Restaurants & Leisure	59,885,389	—	—
Household Products	82,749,288	—	—
Internet & Catalog Retail	132,233,310	—	—
Internet Software & Services	392,830,217	—	—
IT Services	139,406,799	—	—
Pharmaceuticals	162,991,958	—	—
Semiconductors & Semiconductor Equipment	138,650,045	—	—
Software	233,299,325	—	—
Specialty Retail	19,800,596	—	—
Affiliated Mutual Fund	244,261,800	—	—

Total	$2,539,689,865	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 109.5%

ASSET-BACKED SECURITIES — 13.8%

Collateralized Loan Obligations — 4.1%
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.051%	(c)	07/28/26	7,000	$6,948,303
Apollo Credit Funding IV Ltd. (Cayman Islands), Series 4A, Class A1, 144A	1.744%	(c)	04/15/27	3,000	2,977,729
Carlyle Global Market Strategies CLO 2013-2 Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.770%	(c)	04/18/25	1,325	1,312,109
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	1.916%	(c)	01/30/25	6,500	6,394,592
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	1.948%	(c)	10/29/25	7,050	6,908,882
Cent CLO 21 Ltd. (Cayman Islands), Series 2014-21A, Class A1B, 144A	2.011%	(c)	07/27/26	7,000	6,849,100
CIFC Funding 2014-II Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.105%	(c)	05/24/26	7,000	6,955,654
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	2.008%	(c)	05/20/23	8,144	8,078,145
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.082%	(c)	07/15/27	8,500	8,206,830
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.070%	(c)	07/17/26	8,250	8,140,928
Octagon Investment Partners XXI Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.088%	(c)	11/14/26	6,750	6,695,520
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	1.994%	(c)	01/21/26	8,000	7,907,471
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class A, 144A	2.102%	(c)	07/15/26	4,000	3,957,824

					81,333,087

Non-Residential Mortgage-Backed Securities — 9.7%
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	2,921,635
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C	1.570%		01/08/19	1,000	1,000,146
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D	3.590%		02/08/22	1,815	1,820,547
Americredit Automobile Receivables Trust 2014-4, Series 2014-4, Class A3	1.270%		07/08/19	4,580	4,578,542
AmeriCredit Automobile Receivables Trust 2015-3, Series 2015-3, Class D	3.340%		08/08/21	2,372	2,381,187
Avis Budget Rental Car Funding AESOP LLC, Series 2011-3A, Class A, 144A	3.410%		11/20/17	1,951	1,965,703
Avis Budget Rental Car Funding AESOP LLC, Series 2011-5A, Class A, 144A	3.270%		02/20/18	1,955	1,974,932
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	7,084	7,141,244
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	4,691	4,678,399
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	3,325	3,308,877
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,834	3,810,873
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	4,705	4,708,562
California Republic Auto Receivables Trust, Series 2014-4, Class A2	0.770%		09/15/17	858	857,381

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	472	$464,363
California Republic Auto Receivables Trust, Series 2016-1, Class A2	1.500%		12/17/18	3,192	3,194,579
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3	1.310%		12/20/17	2,120	2,120,235
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3	1.090%		03/20/18	5,178	5,175,076
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,016,331
Capital Auto Receivables Asset Trust, Series 2015-2, Class A1A	0.990%		10/20/17	7,471	7,460,200
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	1,592	1,595,418
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	130	129,640
CarMax Auto Owner Trust, Series 2015-2, Class A2A	0.820%		06/15/18	1,462	1,460,707
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	7,091	7,103,145
Chase Issuance Trust, Series 2014-A3, Class A3	0.636%	(c)	05/15/18	2,786	2,785,721
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	1,154	1,153,690
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	5,242	5,251,670
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	4,834	4,835,290
CNH Equipment Trust, Series 2015-B, Class A4	1.890%		04/15/22	2,416	2,431,391
CNH Wholesale Master Note Trust, Series 2013-2A, Class A, 144A	1.036%	(c)	08/15/19	2,553	2,549,719
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%		09/22/20	1,055	1,053,626
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28	1,243	1,242,823
Discover Card Execution Note Trust, Series 2013-A5, Class A5	1.040%		04/15/19	1,946	1,948,177
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,715,558
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%		05/17/21	912	909,714
Drive Auto Receivables Trust, Series 2015-AA, Class D, 144A	4.120%		07/15/22	1,312	1,301,606
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	2,029	2,028,043
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%		11/15/21	2,200	2,189,931
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%		01/17/23	2,271	2,238,326
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	3,282	3,283,849
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%		06/15/20	1,074	1,068,314
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%		12/16/19	2,951	2,945,136
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A	1.920%		01/15/19	3,735	3,751,652
GM Financial Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,580	2,580,291

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%		05/15/20	2,546	$2,519,314
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	191	190,817
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,742	1,741,435
John Deere Owner Trust, Series 2014-A, Class A3	0.920%		04/16/18	1,784	1,783,054
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%		08/17/20	3,490	3,468,780
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A4, 144A	1.570%		08/15/18	3,143	3,149,051
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	818	817,373
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%		07/16/18	3,870	3,876,025
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,799	1,781,155
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	1,683	1,660,166
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,170,936
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	4,147	4,166,511
Santander Drive Auto Receivables Trust, Series 2014-4, Class B	1.820%		05/15/19	1,058	1,058,843
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	333	333,951
Santander Drive Auto Receivables Trust, Series 2016-1, Class D	3.990%		04/15/22	1,325	1,320,438
SLM Private Education Loan Trust, Series 2011-B, Class A1, 144A	1.286%	(c)	12/16/24	1,196	1,195,361
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.836%	(c)	08/15/25	173	173,333
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	1.186%	(c)	10/16/23	2,489	2,484,111
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.686%	(c)	05/16/44	2,773	2,843,860
SLM Student Loan Trust, Series 2011-1, Class A1	0.956%	(c)	03/25/26	418	411,083
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.536%	(c)	08/15/23	1,562	1,561,088
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,600	4,526,067
Synchrony Credit Card Master Note Trust, Series 2011-2, Class A	0.916%	(c)	05/15/19	7,403	7,405,221
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	4,796	4,783,434
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	2,500	2,497,925
World Financial Network Credit Card Master Trust, Series 2013-B, Class A	0.910%		03/16/20	10,296	10,295,876
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	2,020	2,018,837

					194,366,294

TOTAL ASSET-BACKED SECURITIES (cost $276,918,202)					275,699,381

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.743%	(c)	12/05/32	800	$805,406
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.311%	(c)	04/10/48	8,576	619,263
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class AS	3.849%		02/10/49	300	313,899
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class B	4.759%	(c)	02/10/49	1,465	1,527,955
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D	2.850%		02/10/49	3,230	1,940,076
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C, 144A^	4.836%	(c)	04/15/49	1,200	1,186,285
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A^	2.804%	(c)	04/15/49	1,018	678,294
COMM Mortgage Trust, Series 2015-LC23, Class C	4.646%	(c)	10/10/53	2,238	2,164,986
COMM Mortgage Trust, Series 2015-LC23, Class D, 144A	3.646%	(c)	10/10/53	3,488	2,673,565
COMM Mortgage Trust, Series 2015-PC1, Class AM	4.290%		07/10/50	2,165	2,325,702
COMM Mortgage Trust, Series 2015-PC1, Class B	4.443%	(c)	07/10/50	1,122	1,094,435
Commercial Mortgage Pass-Through Certificates, Series 2013-WWP, Class D, 144A	3.898%		03/10/31	2,939	2,833,095
Commercial Mortgage Pass-Through Certificates, Series 2014-CR19, Class XA, IO	1.443%	(c)	08/10/47	5,952	394,629
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class XA, IO	1.220%	(c)	12/10/47	32,986	1,981,268
Commercial Mortgage Trust, Series 2014-UBS5, Class B	4.514%		09/10/47	2,205	2,288,047
Csail Commercial Mortgage Trust, Series 2015-C2, Class C	4.212%	(c)	06/15/57	1,240	1,121,263
DBWF Mortgage Trust, Series 2015-LCM, Class A2, 144A	3.421%	(c)	06/10/34	1,557	1,579,347
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.421%	(c)	06/10/34	1,634	1,425,730
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.357%	(c)	02/25/32	27,276	4,958,334
FREMF Mortgage Trust, Series 2014-K503, Class B, 144A	3.079%	(c)	10/25/47	2,005	1,997,608
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 144A	3.382%	(c)	12/15/19	1,200	1,135,849
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%		01/10/30	207	207,514
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.250%	(c)	11/10/47	19,588	1,306,024
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412%	(c)	07/10/48	799	773,202
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 144A	3.087%		03/05/37	504	505,214
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class B7, 144A	4.666%		08/05/34	2,753	2,825,587
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class D7, 144A	5.159%	(c)	08/05/34	2,443	2,387,004
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	712,756
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.409%	(c)	04/15/47	6,003	261,130

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.437%	(c)	04/15/47	1,697	$39,016
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.313%	(c)	07/15/48	644	577,276
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class B	4.905%	(c)	03/15/49	1,645	1,630,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	366	381,018
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class B	4.682%	(c)	03/15/49	1,025	1,063,782
Motel 6 Trust, Series 2015-MTL6, Class D, 144A	4.532%		02/05/30	1,500	1,462,075
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	(c)	01/05/35	6,844	6,663,100
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 144A	4.144%	(c)	01/05/35	10,850	10,672,859
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	5,708,633
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.138%	(c)	05/15/48	3,250	2,290,581
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.772%	(c)	06/15/48	9,943	481,983
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B	3.719%		04/15/50	2,692	2,594,231
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	4.883%	(c)	01/15/59	1,571	1,078,753
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.202%	(c)	05/15/47	11,872	732,698
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.573%	(c)	05/15/47	2,346	103,189
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236%	(c)	11/15/47	6,242	6,359,257
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.092%	(c)	11/15/47	27,875	1,599,628
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.435%	(c)	11/15/47	63,715	1,722,502

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $89,617,043)					89,184,138

CORPORATE BONDS — 19.8%

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes(a)	9.950%		11/10/38	628	1,104,390
Reynolds American, Inc., Gtd. Notes	8.125%		05/01/40	1,955	2,523,528

					3,627,918

Auto Manufacturers — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,550,285
Ford Motor Co., Sr. Unsec’d. Notes(a)	6.625%		10/01/28	1,807	2,193,456
General Motors Co., Sr. Unsec’d. Notes(a)	5.000%		04/01/35	1,483	1,386,399
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,842	4,227,695
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%		06/14/16	2,180	2,188,088

					11,545,923

Banks — 3.5%
Bank of America Corp., Sub. Notes(a)	3.950%		04/21/25	508	505,438
Bank of America Corp., Sub. Notes, GMTN(a)	4.200%		08/26/24	3,206	3,264,638

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sub. Notes, GMTN	4.450%	03/03/26	2,200	$2,266,416
Bank of America Corp., Sub. Notes, MTN(a)	4.250%	10/22/26	2,433	2,469,271
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.650%	03/16/25	1,791	1,679,344
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	1,768	1,734,974
Citigroup, Inc., Sub. Notes(a)	5.500%	09/13/25	5,217	5,709,010
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%	10/01/37	5,935	7,088,978
JPMorgan Chase & Co., Sub. Notes(a)	3.875%	09/10/24	6,491	6,656,852
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	6,083	6,327,111
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	4.582%	12/10/25	2,691	2,638,248
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	4.875%	06/10/25	2,300	2,307,273
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%	04/07/21	2,010	2,287,095
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	8,082	8,450,822
Morgan Stanley, Sub. Notes(a)	5.000%	11/24/25	37	40,042
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A(a)	4.750%	09/15/25	2,250	2,128,151
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	3,793	4,959,810
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	2,672	2,670,271
Wells Fargo & Co., Sub. Notes, MTN	4.100%	06/03/26	1,500	1,574,322
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	3,975	4,840,051

				69,598,117

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	1,921	2,076,032
JB y Cia SA de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	1,004,782

				3,080,814

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	91	97,992
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	7,938	9,929,343

				10,027,335

Chemicals — 0.2%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	3,422	4,435,579

Commercial Services — 0.1%
Total System Services, Inc., Sr. Unsec’d. Notes(a)	4.800%	04/01/26	1,537	1,585,944
Western Union Co. (The), Sr. Unsec’d. Notes	3.350%	05/22/19	821	834,531

				2,420,475

Computers — 0.4%
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	1,716	1,810,165
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	4.900%	10/15/25	5,209	5,360,926

				7,171,091

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 1.1%
Air Lease Corp., Sr. Unsec’d. Notes	4.250%	09/15/24	466	$460,175
GE Capital International Funding Co., Gtd. Notes, 144A(a)	4.418%	11/15/35	13,082	14,212,193
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	03/15/22	3,316	3,448,640
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,887	3,076,829

				21,197,837

Electric — 0.5%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	07/14/25	200	200,846
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	1,373,113
Empresa Electrica Guacolda SA (Chile), Sr. Unsec’d. Notes, 144A	4.560%	04/30/25	200	191,152
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	3,082	3,380,855
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,182	3,076,924
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,754,440

				10,977,330

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29	927	387,023

Foods — 0.3%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	841,500
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39	500	638,776
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	2,919	3,561,924
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	891	1,164,003
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	387	437,310

				6,643,513

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	2,784	4,108,688

Gas — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,700	2,651,886

Insurance — 0.7%
Symetra Financial Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/16	1,794	1,794,000
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	7,665	8,213,423
Trinity Acquisition PLC, Gtd. Notes	4.400%	03/15/26	2,634	2,672,132
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,375,815

				15,055,370

Internet — 0.8%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.800%	12/05/34	10,229	11,489,919
Expedia, Inc., Gtd. Notes(a)	4.500%	08/15/24	1,797	1,809,009
Expedia, Inc., Gtd. Notes, 144A	5.000%	02/15/26	500	500,749
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	05/02/19	1,900	1,968,041

				15,767,718

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	$2,419,887

Lodging — 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,222,579
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	4,335	4,144,789

				6,367,368

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	2,060,470
21st Century Fox America, Inc., Gtd. Notes(a)	6.900%	08/15/39	2,380	2,963,079
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.384%	10/23/35	6,161	6,801,491
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	3,402	3,882,658
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	2,318	2,366,697
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875%	04/11/22	4,500	4,286,250
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	6,618	7,762,907
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	3,362	4,291,411
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	226	200,592
Viacom, Inc., Sr. Unsec’d. Notes	6.875%	04/30/36	2,411	2,523,039

				37,138,594

Mining — 0.3%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	2,405	2,183,673
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41	3,515	2,741,700
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.625%	04/29/24	363	301,471
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,666	1,518,586

				6,745,430

Miscellaneous Manufacturing — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.750%	03/15/32	2	2,721
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	2,045	1,706,328

				1,709,049

Oil & Gas — 1.1%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	2,618	2,605,180
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A(a)	7.750%	05/15/19	1,211	1,277,248
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	9.400%	09/01/21	513	560,371
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	8,081	7,753,550
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	2,156	2,241,925
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%	03/15/25	317	319,029
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,366,708
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,464	1,599,334
Kunlun Energy Co. Ltd. (China), Sr. Unsec’d. Notes, 144A	3.750%	05/13/25	850	844,552
Shell International Finance BV (Netherlands), Gtd. Notes(a)	6.375%	12/15/38	2,216	2,713,047

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,112	$1,569,948

				22,850,892

Oil & Gas Services — 0.5%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	734,809
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	1,300	1,634,001
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22	2,221	1,892,299
Oceaneering International, Inc., Sr. Unsec’d. Notes	4.650%	11/15/24	1,752	1,508,821
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A(a)	4.000%	12/21/25	3,273	3,379,143

				9,149,073

Pharmaceuticals — 0.7%
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41	4,135	4,647,554
Forest Laboratories, LLC, Gtd. Notes, 144A	4.375%	02/01/19	3,527	3,742,232
Forest Laboratories, LLC, Gtd. Notes, 144A	5.000%	12/15/21	4,246	4,740,332
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	986	927,258

				14,057,376

Pipelines — 1.8%
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,068	3,435,958
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	6.125%	12/15/45	1,183	1,061,818
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,919	4,757,760
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	5,327	6,305,469
Gulfstream Natural Gas System LLC, Unsec’d. Notes, 144A	4.600%	09/15/25	1,621	1,586,510
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21(g)	4,250	4,615,547
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	2,825	2,899,467
Kinder Morgan Energy Partners LP, Gtd. Notes	7.500%	11/15/40	673	696,654
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	3,819	3,994,636
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31	680	751,538
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	3,744,546
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A	4.250%	06/15/24	2,029	1,890,949

				35,740,852

Real Estate Investment Trusts (REITs) — 0.9%
EPR Properties, Gtd. Notes	5.250%	07/15/23	5,998	6,127,131
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,700	1,668,305
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	1,756	1,897,344
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24	797	811,733
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,986	3,092,197
PLA Administradora Industrial S de RL de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	11/10/22	600	579,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	3,122	3,443,710
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	01/30/26	660	653,400

				18,272,820

Retail — 0.2%
QVC, Inc., Sr. Sec’d. Notes	4.375%	03/15/23	835	816,559
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.500%	11/18/34	1,900	1,845,143

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.800%	11/18/44	987	$980,899

				3,642,601

Savings & Loans — 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	955	1,111,268

Semiconductors — 0.2%
KLA-Tencor Corp., Sr. Unsec’d. Notes(a)	4.650%	11/01/24	3,925	3,956,270

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	6.300%	01/15/38	3,253	3,733,270
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	8,873	10,526,395
GTE Corp., Gtd. Notes	6.940%	04/15/28	8,350	10,415,590
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	3,269	3,211,851
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	2,358	2,383,813
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.850%	09/15/35	5,820	6,739,612
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	900	1,106,999

				38,117,530

Trucking & Leasing — 0.2%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	6.750%	04/06/21	3,115	3,504,375

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	3,044,448

TOTAL CORPORATE BONDS (cost $397,421,090)				396,524,450

FOREIGN GOVERNMENT BONDS — 1.1%
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	904,800
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	2,030,126
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,120,000
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,780,924
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	1,000	1,047,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	4.000%	09/22/24	537	563,850
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	561,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%	08/25/27	836	875,710
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	10/21/24	1,507	2,277,110
Republic of Colombia (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24	2,250	2,261,250
Republic of Poland (Poland), Sr. Unsec’d. Notes(a)	4.000%	01/22/24	1,000	1,067,700
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	400	421,000

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%		04/14/26	400	$389,424
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	2,451	2,658,355
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%		09/16/23	250	261,093
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24	812	909,440
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, PIK	7.875%		01/15/33	238	304,640

TOTAL FOREIGN GOVERNMENT BONDS (cost $20,982,562)					21,433,922

MUNICIPAL BONDS — 0.4%

Georgia — 0.2%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%		04/01/57	2,756	3,237,198

New York — 0.1%
Port Authority of New York & New Jersey, Revenue Bonds	4.823%		06/01/45	1,700	1,792,480

Texas — 0.1%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,848	2,219,300

TOTAL MUNICIPAL BONDS (cost $6,976,626)					7,248,978

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost 1,794,930)	2.069%	(c)	09/25/42	1,795	1,770,110

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.3%
Federal Home Loan Mortgage Corp.	3.500%		03/01/46	6,395	6,733,784
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	9,146	9,941,816
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	5,586	5,943,534
Federal National Mortgage Assoc.	3.000%		TBA	149,528	153,067,600
Federal National Mortgage Assoc.	3.000%		TBA	46,310	48,372,240
Federal National Mortgage Assoc.	3.500%		04/01/43-02/01/46	110,852	116,566,738
Federal National Mortgage Assoc.	3.500%		TBA	43,350	45,375,260
Federal National Mortgage Assoc.	4.000%		10/01/40-02/01/45	40,058	43,095,577
Federal National Mortgage Assoc.	4.000%		TBA	40,310	43,005,731
Federal National Mortgage Assoc.	4.500%		TBA	64,627	70,241,471
Federal National Mortgage Assoc.	5.500%		09/01/36	1,470	1,664,823
Government National Mortgage Assoc.	2.200%		02/16/45-04/16/47	6,098	6,153,155
Government National Mortgage Assoc.	2.325%		01/16/46	2,019	2,049,631
Government National Mortgage Assoc.	2.900%	(c)	02/16/49-11/16/55	9,637	9,898,115
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%		12/15/42	4,345	4,332,830

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $563,559,956)					566,442,305

U.S. TREASURY OBLIGATIONS — 41.5%
U.S. Treasury Bonds	3.000%		05/15/45	4,993	5,384,836
U.S. Treasury Bonds(a)	3.000%		11/15/45	70,142	75,723,199
U.S. Treasury Notes	0.875%		09/15/16-10/15/17	45,027	45,119,853
U.S. Treasury Notes	1.250%		11/15/18-03/31/21	520,374	523,829,442
U.S. Treasury Notes	1.375%		01/31/21	29,976	30,191,467
U.S. Treasury Notes	1.500%		07/31/16	75,342	75,624,457
U.S. Treasury Notes(a)	1.625%		02/15/26	27,516	27,116,165
U.S. Treasury Notes	1.750%		10/31/20	18,109	18,553,938

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.625%	11/15/20	26,062	$27,719,387

TOTAL U.S. TREASURY OBLIGATIONS (cost $824,820,978)				829,262,744

TOTAL LONG-TERM INVESTMENTS (cost $2,182,091,387)				2,187,566,028

			Shares

SHORT-TERM INVESTMENT — 15.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $300,292,595; includes $87,918,438 of cash collateral for securities on loan)(b)(w)			300,292,595	300,292,595

TOTAL INVESTMENTS — 124.5% (cost $2,482,383,982)				2,487,858,623
Liabilities in excess of other assets — (24.5)%				(490,345,772)

NET ASSETS — 100.0%				$1,997,512,851

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,864,579 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,371,992; cash collateral of $87,918,438 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$81,333,087	$—
Non-Residential Mortgage-Backed Securities	—	194,366,294	—
Commercial Mortgage-Backed Securities	—	87,319,559	1,864,579
Corporate Bonds	—	396,524,450	—
Foreign Government Bonds	—	21,433,922	—
Municipal Bonds	—	7,248,978	—
Residential Mortgage-Backed Security	—	1,770,110	—
U.S. Government Agency Obligations	—	566,442,305	—
U.S. Treasury Obligations	—	829,262,744	—
Affiliated Mutual Fund	300,292,595	—	—

Total	$300,292,595	$2,185,701,449	$1,864,579

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
AFFILIATED MUTUAL FUNDS
AST FQ Absolute Return Currency Portfolio*	43,588	$423,677
AST Goldman Sachs Strategic Income Portfolio*	60,532	568,998
AST Morgan Stanley Multi-Asset Portfolio*	84,780	799,474
AST Neuberger Berman Long-Short Portfolio*	73,979	716,857
AST Wellington Real Total Return Portfolio*	32,289	285,436

TOTAL LONG-TERM INVESTMENTS (cost $2,797,077)(w)		2,794,442

	Shares	Value
SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $86,172)(w)	86,172	$86,172

TOTAL INVESTMENTS — 100.8% (cost $2,883,249)		2,880,614
Liabilities in excess of other assets — (0.8)%		(24,125)

NET ASSETS — 100.0%		$2,856,489

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$2,880,614	$—	$—

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS
AST BlackRock Low Duration Bond Portfolio*	108,750	$1,137,525
AST Goldman Sachs Strategic Income Portfolio*	109,486	1,029,166
AST High Yield Portfolio*	129,580	1,083,285
AST Lord Abbett Core Fixed Income Portfolio*	402,973	4,924,329
AST Prudential Core Bond Portfolio*	992,901	11,458,078
AST Wellington Management Global Bond Portfolio*	129,313	1,350,033
AST Western Asset Emerging Markets Debt Portfolio*	66,200	653,390

TOTAL LONG-TERM INVESTMENTS (cost $21,305,782)(w)		21,635,806

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $346,092)(w)	346,092	$346,092

TOTAL INVESTMENTS — 100.6% (cost $21,651,874)		21,981,898
Liabilities in excess of other assets — (0.6)%		(137,058)

NET ASSETS — 100.0%		$21,844,840

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$21,981,898	$—	$—

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
AFFILIATED MUTUAL FUNDS — 93.7%
AST AQR Emerging Markets Equity Portfolio*	115,378	$1,015,327
AST ClearBridge Dividend Growth Portfolio*	50,333	685,036
AST Global Real Estate Portfolio*	23,243	268,926
AST Goldman Sachs Mid-Cap Growth Portfolio*	125,297	904,644
AST International Growth Portfolio*	159,642	2,134,409
AST International Value Portfolio*	126,371	2,133,136
AST Large-Cap Value Portfolio*	47,287	990,661
AST Loomis Sayles Large-Cap Growth Portfolio*	27,644	974,458
AST MFS Global Equity Portfolio*	42,435	667,920
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	33,469	899,310
AST QMA US Equity Alpha Portfolio*	51,397	1,148,712
AST Small-Cap Growth Portfolio*	9,083	275,200
AST Small-Cap Value Portfolio*	13,017	275,310

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,444,377)(w)		12,373,049

EXCHANGE TRADED FUNDS — 4.5%
iShares Currency Hedged MSCI Japan ETF	11,120	280,891
PowerShares Preferred Portfolio	5,500	82,060
SPDR S&P 500 ETF Trust	600	123,336
SPDR S&P Bank ETF	1,200	36,444
Vanguard FTSE Emerging Markets	1,300	44,954
Vanguard Information Technology ETF	300	32,859

TOTAL EXCHANGE TRADED FUNDS (cost $660,727)		600,544

TOTAL LONG-TERM INVESTMENTS (cost $13,105,104)		12,973,593

	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUND — 1.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $239,992)(w)	239,992	$239,993

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $24,985)
0.285%	06/16/16	25	24,990

TOTAL SHORT-TERM INVESTMENTS (cost $264,977)			264,983

TOTAL INVESTMENTS — 100.2% (cost $13,370,081)			13,238,576

Liabilities in excess of other assets(z) — (0.2)%			(27,110)

NET ASSETS — 100.0%			$13,211,466

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Depreciation(1)(2)
Long Position:
4	Euro STOXX 50 Index	Jun. 2016	$135,706	$133,408	$(2,298)

(1)	U.S. Treasury Securities with a market value of $24,990 has been segregated to cover requirement for open futures contracts as of March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,613,042	$—	$ —
Exchange Traded Funds	600,544	—	—
U.S. Treasury Obligation	—	24,990	—

AST MANAGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(2,298)	$—	$—

Total	$13,211,288	$24,990	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.5%
Austria — 0.4%
Erste Group Bank AG*	84,975	$2,385,002

Brazil — 0.5%
AMBEV SA	534,675	2,789,622

Canada — 1.8%
Canadian National Railway Co.(a)	169,489	10,586,283

Czech Republic — 0.2%
Komercni Banka A/S	5,117	1,129,380

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	59,043	5,614,127

France — 7.5%
Air Liquide SA	23,364	2,621,234
Danone SA	145,197	10,302,076
Hermes International	2,987	1,050,297
Legrand SA	93,035	5,200,112
LVMH Moet Hennessy Louis Vuitton SE	61,255	10,467,061
Pernod Ricard SA	78,970	8,793,540
Schneider Electric SE	102,491	6,459,047

		44,893,367

Germany — 5.9%
Bayer AG	117,295	13,744,694
Brenntag AG	38,844	2,213,443
Deutsche Boerse AG	37,337	3,179,029
Linde AG	54,764	7,957,130
Merck KGaA	51,084	4,249,367
MTU Aero Engines AG	42,314	4,050,124

		35,393,787

Hong Kong — 0.2%
Sands China Ltd.	300,400	1,226,356

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	35,203	3,079,206

Japan — 0.7%
Hoya Corp.	86,200	3,276,517
INPEX Corp.	68,100	515,713
Lawson, Inc.	8,900	745,025

		4,537,255

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	392,776	2,225,870

Netherlands — 2.2%
Akzo Nobel NV	100,351	6,840,638
Heineken NV	72,711	6,578,730

		13,419,368

Peru — 0.2%
Credicorp Ltd.	8,821	1,155,639

South Korea — 0.6%
Samsung Electronics Co. Ltd.	3,099	3,556,434

Spain — 0.5%
Aena SA*	21,608	2,786,113

Sweden — 1.6%
Svenska Cellulosa AB SCA (Class B Stock)	319,900	9,977,929

Switzerland — 8.0%
Adecco SA	75,687	4,923,528
Cie Financiere Richemont SA	73,576	4,859,730

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.*	64,613	$2,769,116
Nestle SA	206,160	15,383,818
Roche Holding AG	24,977	6,132,860
Sonova Holding AG	25,871	3,301,782
Swiss Re AG	24,844	2,294,087
UBS Group AG	509,293	8,192,506

		47,857,427

Thailand — 0.2%
Kasikornbank PCL	268,700	1,336,317

United Kingdom — 10.3%
Burberry Group PLC	187,908	3,673,561
Compass Group PLC	390,219	6,878,909
Delphi Automotive PLC	53,574	4,019,121
Diageo PLC	420,392	11,335,437
Reckitt Benckiser Group PLC	148,714	14,344,408
Sky PLC	352,896	5,185,632
Standard Chartered PLC	364,097	2,462,384
Whitbread PLC	57,603	3,269,892
William Hill PLC	317,376	1,484,899
WPP PLC	391,808	9,119,505

		61,773,748

United States — 53.9%
3M Co.	62,189	10,362,553
Accenture PLC (Class A Stock)	135,345	15,618,813
American Express Co.	116,769	7,169,617
Amphenol Corp. (Class A Stock)(a)	76,350	4,414,557
AutoZone, Inc.*	6,508	5,184,859
Bank of New York Mellon Corp. (The)	259,684	9,564,162
Cisco Systems, Inc.	143,514	4,085,844
Colgate-Palmolive Co.	115,776	8,179,574
Cooper Cos., Inc. (The)	38,497	5,927,383
DENTSPLY SIRONA, Inc.	49,454	3,047,850
eBay, Inc.*	119,064	2,840,867
Franklin Resources, Inc.(a)	148,111	5,783,735
Goldman Sachs Group, Inc. (The)	40,557	6,366,638
Harley-Davidson, Inc.(a)	17,159	880,771
Honeywell International, Inc.	134,384	15,057,727
International Flavors & Fragrances, Inc.(a)	41,307	4,699,497
Johnson & Johnson	34,063	3,685,617
Kellogg Co.	135,044	10,337,618
Medtronic PLC	144,630	10,847,250
Microchip Technology, Inc.(a)	88,279	4,255,048
Monsanto Co.	57,450	5,040,663
National Oilwell Varco, Inc.(a)	57,253	1,780,568
NOW, Inc.*(a)	33,047	585,593
Omnicom Group, Inc.	76,688	6,382,742
Oracle Corp.	267,610	10,947,925
PayPal Holdings, Inc.*	78,506	3,030,332
Praxair, Inc.	47,564	5,443,700
Sally Beauty Holdings, Inc.*	144,505	4,679,072
Schlumberger Ltd.	68,442	5,047,598
St. Jude Medical, Inc.(a)	157,656	8,671,080
State Street Corp.	175,968	10,297,647
Stryker Corp.	101,273	10,865,580
Thermo Fisher Scientific, Inc.(a)	113,946	16,133,614
Time Warner Cable, Inc.	35,144	7,191,165
Time Warner, Inc.	208,559	15,130,955
Union Pacific Corp.	41,669	3,314,769
United Parcel Service, Inc. (Class B Stock)	89,776	9,468,675

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Technologies Corp.	89,373	$8,946,237
Urban Outfitters, Inc.*(a)	135,554	4,485,482
Visa, Inc. (Class A Stock)	162,173	12,402,991
W.W. Grainger, Inc.(a)	19,390	4,526,208
Walt Disney Co. (The)	136,219	13,527,909
Waters Corp.*	45,682	6,026,369
Wynn Resorts Ltd.(a)	12,230	1,142,649
Zimmer Biomet Holdings, Inc.	100,044	10,667,692

		324,047,195

TOTAL COMMON STOCKS (cost $513,249,719)		579,770,425

PREFERRED STOCK — 0.3%
Brazil
Itau Unibanco Holding SA, ADR (PRFC)(a) (cost $2,646,746)	224,007	1,924,220

TOTAL LONG-TERM INVESTMENTS (cost $515,896,465)		581,694,645

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $48,943,114; includes $31,839,407 of cash collateral for securities on loan)(b)(w)	48,943,114	48,943,114

TOTAL INVESTMENTS — 105.0% (cost $564,839,579)		630,637,759
Liabilities in excess of other assets — (5.0)%		(29,943,657)

NET ASSETS — 100.0%		$600,694,102

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,121,279; cash collateral of $31,839,407 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,385,002	$—
Brazil	2,789,622	—	—
Canada	10,586,283	—	—
Czech Republic	—	1,129,380	—
Denmark	—	5,614,127	—
France	—	44,893,367	—
Germany	—	35,393,787	—
Hong Kong	—	1,226,356	—
Israel	3,079,206	—	—
Japan	—	4,537,255	—
Mexico	2,225,870	—	—
Netherlands	—	13,419,368	—
Peru	1,155,639	—	—
South Korea	—	3,556,434	—
Spain	—	2,786,113	—
Sweden	—	9,977,929	—
Switzerland	—	47,857,427	—
Thailand	—	1,336,317	—
United Kingdom	4,019,121	57,754,627	—
United States	324,047,195	—	—
Preferred Stock
Brazil	1,924,220	—	—
Affiliated Mutual Fund	48,943,114	—	—

Total	$398,770,270	$231,867,489	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Health Care Equipment & Supplies	9.4%
Media	9.4
Affiliated Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	8.2
Capital Markets	7.2
Food Products	6.0
Beverages	5.9
Chemicals	5.4
Household Products	5.4
IT Services	5.2
Aerospace & Defense	4.7
Pharmaceuticals	4.6
Life Sciences Tools & Services	3.7
Textiles, Apparel & Luxury Goods	3.3
Specialty Retail	2.4
Software	2.3
Hotels, Restaurants & Leisure	2.3
Road & Rail	2.3
Banks	2.1

Electrical Equipment	1.9%
Industrial Conglomerates	1.7
Air Freight & Logistics	1.6
Trading Companies & Distributors	1.2
Consumer Finance	1.2
Energy Equipment & Services	1.1
Professional Services	0.8
Electronic Equipment, Instruments & Components	0.7
Semiconductors & Semiconductor Equipment	0.7
Communications Equipment	0.7
Auto Components	0.7
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.5
Internet Software & Services	0.5
Transportation Infrastructure	0.5
Insurance	0.4
Automobiles	0.2
Food & Staples Retailing	0.1
Oil, Gas & Consumable Fuels	0.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 0.7%
Honeywell International, Inc.	64,086	$7,180,836
Rockwell Collins, Inc.(a)	12,829	1,182,962

		8,363,798

Beverages — 2.0%
Constellation Brands, Inc. (Class A Stock)	112,171	16,947,916
Monster Beverage Corp.*	19,984	2,665,466
Pernod Ricard SA (France)	26,565	2,958,090

		22,571,472

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	60,310	8,396,358
Biogen, Inc.*	8,217	2,139,049
Celgene Corp.*	139,823	13,994,884
Gilead Sciences, Inc.	30,423	2,794,657
Regeneron Pharmaceuticals, Inc.*	11,641	4,195,882

		31,520,830

Capital Markets — 1.0%
BlackRock, Inc.	6,619	2,254,233
Charles Schwab Corp. (The)	324,273	9,086,129

		11,340,362

Chemicals — 2.7%
Ecolab, Inc.	40,670	4,535,518
Monsanto Co.	94,573	8,297,835
Sherwin-Williams Co. (The)	61,014	17,368,855

		30,202,208

Construction Materials — 1.2%
Vulcan Materials Co.	124,030	13,093,847

Distributors — 0.1%
LKQ Corp.*	50,715	1,619,330

Diversified Financial Services — 1.6%
Intercontinental Exchange, Inc.	75,063	17,650,314

Electrical Equipment — 0.5%
AMETEK, Inc.	102,923	5,144,092

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	117,415	18,502,256
CVS Health Corp.(a)	165,187	17,134,847
Walgreens Boots Alliance, Inc.	69,375	5,844,150

		41,481,253

Food Products — 2.1%
Danone SA (France)	104,892	7,442,339
Mead Johnson Nutrition Co.	75,524	6,417,274
Mondelez International, Inc. (Class A Stock)	252,521	10,131,143

		23,990,756

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	240,788	10,072,162
C.R. Bard, Inc.	32,868	6,661,358
Cooper Cos., Inc. (The)(a)	26,106	4,019,541
Medtronic PLC	218,625	16,396,875
Stryker Corp.	43,361	4,652,202

		41,802,138

Health Care Providers & Services — 0.8%
McKesson Corp.	56,743	8,922,837

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — 0.2%
IMS Health Holdings, Inc.*	72,044	$1,912,768

Hotels, Restaurants & Leisure — 3.7%
Aramark	428,563	14,194,007
Marriott International, Inc. (Class A Stock)(a)	103,376	7,358,304
Starbucks Corp.	340,018	20,299,075

		41,851,386

Household Products — 1.0%
Colgate-Palmolive Co.	155,407	10,979,505

Industrial Conglomerates — 3.5%
Danaher Corp.	299,303	28,391,883
Roper Technologies, Inc.(a)	60,809	11,114,061

		39,505,944

Internet & Catalog Retail — 5.4%
Amazon.com, Inc.*	59,396	35,259,841
Netflix, Inc.*	97,293	9,946,263
Priceline Group, Inc. (The)*	11,910	15,351,514

		60,557,618

Internet Software & Services — 10.9%
Alphabet, Inc. (Class A Stock)*	55,724	42,511,840
Alphabet, Inc. (Class C Stock)*	41,765	31,112,837
Facebook, Inc. (Class A Stock)*	386,959	44,152,022
LinkedIn Corp. (Class A Stock)*	45,163	5,164,389

		122,941,088

IT Services — 11.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	231,480	14,513,796
Fiserv, Inc.*	165,077	16,933,599
FleetCor Technologies, Inc.*	79,490	11,824,137
MasterCard, Inc. (Class A Stock)	331,558	31,332,231
Sabre Corp.	181,877	5,259,883
Visa, Inc. (Class A Stock)(a)	580,022	44,360,083

		124,223,729

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	207,077	29,320,032
VWR Corp.*(a)	74,176	2,007,203

		31,327,235

Machinery — 0.2%
Flowserve Corp.	45,722	2,030,514

Media — 1.8%
Comcast Corp. (Class A Stock)	273,862	16,727,491
Twenty-First Century Fox, Inc. (Class A Stock)	122,798	3,423,608

		20,151,099

Multiline Retail — 2.7%
Burlington Stores, Inc.*	28,746	1,616,675
Dollar General Corp.	133,027	11,387,111
Dollar Tree, Inc.*	207,685	17,125,705

		30,129,491

Oil, Gas & Consumable Fuels — 0.4%
Concho Resources, Inc.*	22,790	2,302,702
Pioneer Natural Resources Co.	16,866	2,373,721

		4,676,423

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	133,038	$12,546,814

Pharmaceuticals — 4.0%
Allergan PLC*	53,401	14,313,070
Bristol-Myers Squibb Co.	273,700	17,483,956
Eli Lilly & Co.	125,348	9,026,309
Zoetis, Inc.	105,186	4,662,895

		45,486,230

Professional Services — 1.6%
Equifax, Inc.	84,514	9,659,105
Verisk Analytics, Inc.*(a)	109,021	8,712,958

		18,372,063

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	275,692	28,222,590

Real Estate Management & Development — 0.2%
Realogy Holdings Corp.*	64,365	2,324,220

Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)	57,294	7,602,341
Union Pacific Corp.	37,817	3,008,342

		10,610,683

Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Ltd. (Singapore)	85,984	13,284,528
NVIDIA Corp.(a)	132,548	4,722,685

		18,007,213

Software — 8.2%
Adobe Systems, Inc.*	289,901	27,192,714
Electronic Arts, Inc.*	78,228	5,171,653
Intuit, Inc.(a)	123,624	12,858,132
Microsoft Corp.	498,523	27,533,425
salesforce.com, Inc.*	273,160	20,167,403

		92,923,327

Specialty Retail — 6.1%
AutoZone, Inc.*	21,932	17,473,005
Ross Stores, Inc.	431,064	24,958,606
TJX Cos., Inc. (The)	250,834	19,652,844
Tractor Supply Co.(a)	72,916	6,595,981

		68,680,436

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc	228,439	$24,897,567

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.*(a)	58,830	3,983,379
NIKE, Inc. (Class B Stock)	213,503	13,124,029
VF Corp.	73,167	4,738,295

		21,845,703

Tobacco — 0.7%
Reynolds American, Inc.	158,816	7,990,033

TOTAL LONG-TERM INVESTMENTS (cost $864,552,471)		1,099,896,916

SHORT-TERM INVESTMENT — 7.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $83,398,363; includes $43,830,028 of cash collateral received for securities on loan)(b)(w)	83,398,363	83,398,363

TOTAL INVESTMENTS — 104.9% (cost $947,950,834)		1,183,295,279
Liabilities in excess of other assets — (4.9)%		(54,855,847)

NET ASSETS — 100.0%		$1,128,439,432

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,052,288; cash collateral of $43,830,028 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,363,798	$—	$—
Beverages	19,613,382	2,958,090	—
Biotechnology	31,520,830	—	—
Capital Markets	11,340,362	—	—
Chemicals	30,202,208	—	—
Construction Materials	13,093,847	—	—
Distributors	1,619,330	—	—
Diversified Financial Services	17,650,314	—	—
Electrical Equipment	5,144,092	—	—
Food & Staples Retailing	41,481,253	—	—
Food Products	16,548,417	7,442,339	—
Health Care Equipment & Supplies	41,802,138	—	—
Health Care Providers & Services	8,922,837	—	—
Health Care Technology	1,912,768	—	—
Hotels, Restaurants & Leisure	41,851,386	—	—
Household Products	10,979,505	—	—
Industrial Conglomerates	39,505,944	—	—
Internet & Catalog Retail	60,557,618	—	—
Internet Software & Services	122,941,088	—	—
IT Services	124,223,729	—	—
Life Sciences Tools & Services	31,327,235	—	—
Machinery	2,030,514	—	—
Media	20,151,099	—	—
Multiline Retail	30,129,491	—	—
Oil, Gas & Consumable Fuels	4,676,423	—	—
Personal Products	12,546,814	—	—
Pharmaceuticals	45,486,230	—	—
Professional Services	18,372,063	—	—
Real Estate Investment Trusts (REITs)	28,222,590	—	—
Real Estate Management & Development	2,324,220	—	—
Road & Rail	10,610,683	—	—
Semiconductors & Semiconductor Equipment	18,007,213	—	—
Software	92,923,327	—	—
Specialty Retail	68,680,436	—	—
Technology Hardware, Storage & Peripherals	24,897,567	—	—
Textiles, Apparel & Luxury Goods	21,845,703	—	—
Tobacco	7,990,033	—	—
Affiliated Mutual Fund	83,398,363	—	—

Total	$1,172,894,850	$10,400,429	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 6.4%
Honeywell International, Inc.	167,684	$18,788,992
Lockheed Martin Corp.(a)	55,078	12,199,777
Northrop Grumman Corp.	42,850	8,480,015
United Technologies Corp.	175,380	17,555,538

		57,024,322

Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B Stock)	121,797	12,845,930

Auto Components — 1.4%
Delphi Automotive PLC (United Kingdom)	70,928	5,321,019
Johnson Controls, Inc.	178,890	6,971,343

		12,292,362

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	85,113	4,368,850

Banks — 10.8%
BB&T Corp.(a)	137,301	4,568,004
Citigroup, Inc.	158,291	6,608,649
JPMorgan Chase & Co.	626,810	37,119,688
PNC Financial Services Group, Inc. (The)	80,859	6,838,246
U.S. Bancorp(a)	389,409	15,806,111
Wells Fargo & Co.	538,535	26,043,553

		96,984,251

Beverages — 1.1%
Diageo PLC (United Kingdom)	369,227	9,955,826

Capital Markets — 4.9%
Bank of New York Mellon Corp. (The)	216,422	7,970,822
BlackRock, Inc.	24,713	8,416,506
Franklin Resources, Inc.	218,876	8,547,108
Goldman Sachs Group, Inc. (The)	95,137	14,934,606
State Street Corp.	69,924	4,091,952

		43,960,994

Chemicals — 3.4%
E.I. du Pont de Nemours & Co.	111,746	7,075,757
Monsanto Co.	35,698	3,132,143
PPG Industries, Inc.	177,662	19,807,536

		30,015,436

Commercial Services & Supplies — 1.2%
Tyco International PLC	302,669	11,110,979

Consumer Finance — 0.8%
American Express Co.	123,758	7,598,741

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	87,645	4,346,316

Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	15,139	1,498,458
Nasdaq, Inc.	139,702	9,273,419

		10,771,877

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	284,674	15,395,170

Electric Utilities — 1.1%
Duke Energy Corp.	91,953	7,418,768
Xcel Energy, Inc.	50,206	2,099,615

		9,518,383

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 1.0%
Eaton Corp. PLC	145,393	$9,095,786

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	13,268	581,536
National Oilwell Varco, Inc.(a)	132,694	4,126,783
Schlumberger Ltd.	132,823	9,795,696

		14,504,015

Food & Staples Retailing — 1.8%
CVS Health Corp.	154,814	16,058,856

Food Products — 4.9%
Archer-Daniels-Midland Co.	184,373	6,694,584
Danone SA (France)	99,633	7,069,201
General Mills, Inc.	224,969	14,251,786
J.M. Smucker Co. (The)	14,247	1,849,831
Nestle SA (Switzerland)	191,138	14,262,865

		44,128,267

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	224,584	9,394,349
Medtronic PLC	253,915	19,043,625
St. Jude Medical, Inc.	91,825	5,050,375

		33,488,349

Health Care Providers & Services — 1.4%
Cigna Corp.	30,383	4,169,763
Express Scripts Holding Co.*(a)	82,432	5,662,254
McKesson Corp.(a)	17,212	2,706,587

		12,538,604

Household Durables — 0.3%
Newell Rubbermaid, Inc.(a)	66,291	2,936,028

Household Products — 0.5%
Procter & Gamble Co. (The)	54,248	4,465,153

Industrial Conglomerates — 3.6%
3M Co.	112,468	18,740,543
Danaher Corp.	141,191	13,393,378

		32,133,921

Insurance — 7.7%
AON PLC	135,174	14,118,924
CHUBB Ltd. (Switzerland)	147,674	17,595,357
MetLife, Inc.	380,430	16,716,094
Travelers Cos., Inc. (The)	179,236	20,918,634

		69,349,009

IT Services — 5.1%
Accenture PLC (Class A Stock)	218,606	25,227,132
Fidelity National Information Services, Inc.	116,308	7,363,460
Fiserv, Inc.*	38,272	3,925,942
International Business Machines Corp.	62,837	9,516,664

		46,033,198

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	77,032	10,906,961

Machinery — 2.9%
Caterpillar, Inc.(a)	37,710	2,886,323
Cummins, Inc.(a)	20,212	2,222,107
Deere & Co.	29,437	2,266,355
Illinois Tool Works, Inc.	73,153	7,493,793
Ingersoll-Rand PLC	41,120	2,549,851
Pentair PLC (United Kingdom)(a)	70,047	3,800,750

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	43,461	$4,572,532

		25,791,711

Media — 4.3%
Comcast Corp. (Class A Stock)	183,330	11,197,796
Omnicom Group, Inc.	168,933	14,060,294
Time Warner, Inc.	104,144	7,555,647
Time, Inc.(a)	5,908	91,220
Viacom, Inc. (Class B Stock)	74,674	3,082,543
Walt Disney Co. (The)	20,988	2,084,318

		38,071,818

Multiline Retail — 0.7%
Target Corp.	72,339	5,952,053

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	102,427	9,771,536
EOG Resources, Inc.(a)	101,153	7,341,685
Exxon Mobil Corp.	166,036	13,878,949
Occidental Petroleum Corp.	122,195	8,361,804

		39,353,974

Pharmaceuticals — 7.9%
Allergan PLC*	9,624	2,579,521
Endo International PLC*	54,703	1,539,889
Johnson & Johnson	293,629	31,770,658
Merck & Co., Inc.	237,438	12,562,845
Novartis AG (Switzerland)	30,558	2,210,930
Pfizer, Inc.	593,559	17,593,089
Roche Holding AG (Switzerland)	8,766	2,152,406

		70,409,338

Professional Services — 0.2%
Equifax, Inc.	15,052	1,720,293

Road & Rail — 1.2%
Canadian National Railway Co. (Canada)(a)	78,469	4,901,174
Union Pacific Corp.	72,183	5,742,158

		10,643,332

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	50,294	2,976,902
Texas Instruments, Inc.	209,163	12,010,139

		14,987,041

Software — 0.8%
Oracle Corp.	174,381	7,133,927

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	15,905	2,550,208
Bed Bath & Beyond, Inc.*(a)	31,497	1,563,511

		4,113,719

Tobacco — 3.9%
Altria Group, Inc.	63,552	3,982,168
Philip Morris International, Inc.	318,838	31,281,196

		35,263,364

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	657,667	2,089,834

TOTAL LONG-TERM INVESTMENTS (cost $807,596,119)		877,357,988

	Shares	Value
SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $57,813,444; includes $40,534,333 of cash collateral received for securities on loan)(b)(w)	57,813,444	$57,813,444

TOTAL INVESTMENTS — 104.4% (cost $865,409,563)		935,171,432
Liabilities in excess of other assets — (4.4)%		(39,441,489)

NET ASSETS — 100.0%		$895,729,943

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,553,999; cash collateral of $40,534,333 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 57,024,322	$ —	$ —
Air Freight & Logistics	12,845,930	—	—
Auto Components	12,292,362	—	—
Automobiles	4,368,850	—	—
Banks	96,984,251	—	—
Beverages	—	9,955,826	—
Capital Markets	43,960,994	—	—
Chemicals	30,015,436	—	—
Commercial Services & Supplies	11,110,979	—	—
Consumer Finance	7,598,741	—	—
Containers & Packaging	4,346,316	—	—
Diversified Financial Services	10,771,877	—	—
Diversified Telecommunication Services	15,395,170	—	—
Electric Utilities	9,518,383	—	—
Electrical Equipment	9,095,786	—	—
Energy Equipment & Services	14,504,015	—	—
Food & Staples Retailing	16,058,856	—	—
Food Products	22,796,201	21,332,066	—
Health Care Equipment & Supplies	33,488,349	—	—
Health Care Providers & Services	12,538,604	—	—
Household Durables	2,936,028	—	—
Household Products	4,465,153	—	—
Industrial Conglomerates	32,133,921	—	—
Insurance	69,349,009	—	—
IT Services	46,033,198	—	—
Life Sciences Tools & Services	10,906,961	—	—
Machinery	25,791,711	—	—
Media	38,071,818	—	—
Multiline Retail	5,952,053	—	—
Oil, Gas & Consumable Fuels	39,353,974	—	—
Pharmaceuticals	66,046,002	4,363,336	—
Professional Services	1,720,293	—	—
Road & Rail	10,643,332	—	—
Semiconductors & Semiconductor Equipment	14,987,041	—	—
Software	7,133,927	—	—
Specialty Retail	4,113,719	—	—
Tobacco	35,263,364	—	—
Wireless Telecommunication Services	—	2,089,834	—
Affiliated Mutual Fund	57,813,444	—	—

Total	$897,430,370	$37,741,062	$ —

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS
Aerospace & Defense — 4.3%
TransDigm Group, Inc.*(a)	67,410	$14,853,119

Auto Components — 4.2%
Dana Holding Corp.	569,400	8,022,846
Delphi Automotive PLC (United Kingdom)	90,400	6,781,808

		14,804,654

Banks — 10.3%
CIT Group, Inc.	322,100	9,994,763
Cullen/Frost Bankers, Inc.(a)	130,400	7,186,344
Fifth Third Bancorp	402,500	6,717,725
M&T Bank Corp.	83,800	9,301,800
TCF Financial Corp.	222,460	2,727,360

		35,927,992

Chemicals — 5.0%
Ashland, Inc.	98,300	10,809,068
Eastman Chemical Co.(a)	93,300	6,739,059

		17,548,127

Commercial Services & Supplies — 2.7%
Republic Services, Inc.	114,300	5,446,395
Steelcase, Inc. (Class A Stock)	275,400	4,108,968

		9,555,363

Containers & Packaging — 4.5%
Owens-Illinois, Inc.*	414,500	6,615,420
Packaging Corp. of America	152,300	9,198,920

		15,814,340

Electric Utilities — 6.4%
Great Plains Energy, Inc.(a)	298,400	9,623,400
Pinnacle West Capital Corp.	169,800	12,746,886

		22,370,286

Electronic Equipment, Instruments & Components — 1.7%
Keysight Technologies, Inc.*	217,700	6,038,998

Energy Equipment & Services — 3.8%
FMC Technologies, Inc.*	116,000	3,173,760
SEACOR Holdings, Inc.*(a)	59,600	3,245,220
Weatherford International PLC*(a)	867,600	6,749,928

		13,168,908

Gas Utilities — 1.7%
UGI Corp.	142,650	5,747,369

Health Care Equipment & Supplies — 3.0%
Zimmer Biomet Holdings, Inc.	96,600	10,300,458

Health Care Providers & Services — 3.5%
Universal Health Services, Inc. (Class B Stock)	96,900	12,085,368

Hotels, Restaurants & Leisure — 5.9%
Royal Caribbean Cruises Ltd.(a)	91,600	7,524,940
Wyndham Worldwide Corp.(a)	172,100	13,153,603

		20,678,543

Household Durables — 2.2%
D.R. Horton, Inc.	258,800	7,823,524

Insurance — 9.6%
Allstate Corp. (The)	165,700	11,163,209
Endurance Specialty Holdings Ltd.	123,300	8,056,422
FNF Group	231,900	7,861,410

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Lincoln National Corp.	166,787	$6,538,050

		33,619,091

IT Services — 2.9%
Computer Sciences Corp.(a)	103,383	3,555,341
Convergys Corp.(a)	129,879	3,606,740
CSRA, Inc.	114,283	3,074,213

		10,236,294

Leisure Products — 2.0%
Brunswick Corp.	148,262	7,113,611

Machinery — 1.9%
Dover Corp.	101,100	6,503,763

Multi-Utilities — 4.0%
PG&E Corp.	234,700	14,016,284

Oil, Gas & Consumable Fuels — 2.8%
Murphy Oil Corp.(a)	387,700	9,766,163

Real Estate Investment Trusts (REITs) — 8.4%
AvalonBay Communities, Inc.	38,700	7,360,740
CBL & Associates Properties, Inc.	448,800	5,340,720
EPR Properties(a)	84,600	5,636,052
Lamar Advertising Co. (Class A Stock)(a)	127,130	7,818,495
MFA Financial, Inc.(a)	488,900	3,348,965

		29,504,972

Road & Rail — 1.7%
Werner Enterprises, Inc.(a)	220,515	5,989,187

Semiconductors & Semiconductor Equipment — 3.0%
Marvell Technology Group Ltd. (Bermuda)	1,021,100	10,527,541

TOTAL LONG-TERM INVESTMENTS (cost $334,265,120)		333,993,955

SHORT-TERM INVESTMENT — 20.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $70,817,843; includes $55,580,196 of cash collateral for securities on loan)(b)(w)	70,817,843	70,817,843

TOTAL INVESTMENTS — 115.7% (cost $405,082,963)		404,811,798
Liabilities in excess of other assets — (15.7)%		(54,878,196)

NET ASSETS — 100.0%		$349,933,602

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,869,338; cash collateral of $55,580,196 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential

Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,853,119	$—	$—
Auto Components	14,804,654	—	—
Banks	35,927,992	—	—
Chemicals	17,548,127	—	—
Commercial Services & Supplies	9,555,363	—	—
Containers & Packaging	15,814,340	—	—
Electric Utilities	22,370,286	—	—
Electronic Equipment, Instruments & Components	6,038,998	—	—
Energy Equipment & Services	13,168,908	—	—
Gas Utilities	5,747,369	—	—
Health Care Equipment & Supplies	10,300,458	—	—
Health Care Providers & Services	12,085,368	—	—
Hotels, Restaurants & Leisure	20,678,543	—	—
Household Durables	7,823,524	—	—
Insurance	33,619,091	—	—
IT Services	10,236,294	—	—
Leisure Products	7,113,611	—	—
Machinery	6,503,763	—	—
Multi-Utilities	14,016,284	—	—
Oil, Gas & Consumable Fuels	9,766,163	—	—
Real Estate Investment Trusts (REITs)	29,504,972	—	—
Road & Rail	5,989,187	—	—
Semiconductors & Semiconductor Equipment	10,527,541	—	—
Affiliated Mutual Fund	70,817,843	—	—

Total	$404,811,798	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 17.0%
Bank of America NA	0.500%		04/11/16	5,000	$4,999,930
Bank of America NA	0.680%		05/10/16	8,000	8,000,776
Bank of Montreal	0.590%	(c)	05/09/16	2,000	2,000,000
Bank of Nova Scotia	0.773%	(c)	07/26/16	8,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.490%		05/17/16	6,000	6,000,000
BNP Paribas SA	0.600%		06/21/16	7,000	7,000,000
Branch Banking & Trust Co.	0.550%		06/17/16	15,000	15,000,000
Branch Banking & Trust Co.	0.550%		07/01/16	1,000	1,000,000
Branch Banking & Trust Co.	0.590%		06/01/16	6,000	6,000,000
Canadian Imperial Bank of Commerce	0.730%	(c)	07/06/16	5,000	5,001,653
Citibank NA	0.580%		04/20/16	2,000	2,000,000
Citibank NA	0.650%		05/19/16	10,000	10,000,000
Citibank NA	0.710%		07/08/16	12,000	12,000,000
State Street Bank & Trust Co.	0.652%	(c)	06/10/16	18,000	18,000,000
Sumitomo Mitsui Banking Corp.	0.600%		06/13/16	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.700%		07/05/16	6,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.510%		04/11/16	2,000	2,000,036
Sumitomo Mitsui Trust Bank Ltd.	0.740%		05/02/16	15,000	15,003,476
Svenska Handelsbanken AB	0.753%	(c)	07/27/16	2,000	2,000,000
Toronto-Dominion Bank (The)	0.583%	(c)	05/27/16	16,000	16,002,414
U.S. Bank National Assoc.	0.540%		04/20/16	15,000	15,000,315
Wells Fargo Bank NA	0.460%		04/15/16	5,000	4,999,921
Wells Fargo Bank NA	0.568%	(c)	04/04/16	3,000	3,000,000
Wells Fargo Bank NA	0.581%	(c)	05/03/16	3,000	3,000,000
Wells Fargo Bank NA	0.782%	(c)	07/21/16	5,000	5,000,000
Westpac Banking Corp.	0.802%	(c)	04/15/16	2,400	2,400,124

					183,408,645

COMMERCIAL PAPER — 23.5%
BASF SE, 144A(n)	0.651%		06/02/16	11,000	10,987,686
BMW US Capital LLC, 144A(n)	0.380%		04/13/16	10,000	9,998,733
BMW US Capital LLC, 144A(n)	0.390%		04/18/16	5,000	4,999,079
BMW US Capital LLC, 144A(n)	0.400%		04/18/16	3,000	2,999,433
Cargill, Inc., 144A(n)	0.340%		04/01/16	12,925	12,925,000
CDP Financial, Inc., 144A(n)	0.400%		04/01/16	1,000	1,000,000
CDP Financial, Inc., 144A(n)	0.470%		04/18/16	26,000	25,994,229
Commonwealth Bank of Australia, 144A	0.552%	(c)	04/13/16	7,000	7,000,000
Commonwealth Bank of Australia, 144A	0.558%	(c)	05/04/16	2,000	1,999,983
DNB Bank ASA, 144A(n)	0.558%		06/28/16	5,000	4,992,667
DNB Bank ASA, 144A	0.582%	(c)	04/21/16	5,700	5,700,000
European Investment Bank(n)	0.390%		04/05/16	16,000	15,999,307
European Investment Bank(n)	0.541%		05/12/16	5,000	4,996,925
HSBC Bank PLC, 144A	0.585%	(c)	04/29/16	6,000	6,000,000
HSBC Bank PLC, 144A	0.803%	(c)	07/26/16	9,700	9,700,000
Hydro-Quebec, 144A(n)	0.390%		04/15/16	4,500	4,499,317
ING US Funding LLC(n)	0.601%		06/24/16	15,000	14,979,000
ING US Funding LLC(n)	0.611%		06/08/16	6,000	5,993,087
ING US Funding LLC(n)	0.692%		07/21/16	4,000	3,991,490
International Finance Corp.(n)	0.390%		04/20/16	2,000	1,999,588
International Finance Corp.(n)	0.491%		05/05/16	5,000	4,997,686
International Finance Corp.(n)	0.491%		05/09/16	5,000	4,997,414
JPMorgan Securities LLC, 144A	0.660%	(c)	05/09/16	4,000	4,000,000
KFW, 144A(n)	0.561%		05/03/16	2,000	1,999,004
Novartis Finance Corp., 144A(n)	0.410%		04/07/16	5,000	4,999,658
Novartis Finance Corp., 144A(n)	0.420%		05/03/16	8,000	7,997,013
Ontario Teacher Financial Trust, 144A(n)	0.490%		05/11/16	3,250	3,248,231
Ontario Teacher Financial Trust, 144A(n)	0.611%		04/26/16	11,000	10,995,340
Ontario Teacher Financial Trust, 144A(n)	0.742%		08/11/16	2,000	1,994,573
Ontario Teacher Financial Trust, 144A(n)	0.833%		08/18/16	6,000	5,980,772

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
PSP Capital, Inc., 144A(n)	0.561%		06/14/16	10,000	$9,988,489
PSP Capital, Inc., 144A(n)	0.621%		06/13/16	10,000	9,987,428
Schlumberger Investment SA, 144A(n)	0.450%		04/06/16	3,000	2,999,813
Schlumberger Investment SA, 144A(n)	0.470%		04/14/16	4,000	3,999,321
Schlumberger Investment SA, 144A(n)	0.500%		04/05/16	10,000	9,999,444
Siemens Capital Co. LLC, 144A(n)	0.501%		06/10/16	8,000	7,992,222
Siemens Capital Co. LLC, 144A(n)	0.501%		06/15/16	1,000	998,958

					253,930,890

OTHER CORPORATE OBLIGATIONS — 6.3%
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.832%	(c)	06/03/16	8,000	8,001,707
GE Capital International Funding Co., Gtd. Notes, MTN, 144A	0.964%		04/15/16	6,672	6,672,960
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.500%		04/15/16	5,000	5,000,036
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	0.770%	(c)	04/18/16	4,000	3,999,890
Nordea Bank AB, Sr. Unsec’d. Notes, MTN, 144A	0.875%		05/13/16	6,420	6,422,148
Province of Ontario, Sr. Unsec’d. Notes	5.450%		04/27/16	5,000	5,016,758
Royal Bank of Canada, Sr. Unsec’d. Notes	0.973%	(c)	06/21/16	18,000	18,015,910
Svenska Handelsbanken AB, Gtd. Notes	3.125%		07/12/16	6,000	6,037,815
Toyota Motor Credit Corp., Sr. Unsec’d. Notes	0.908%	(c)	05/17/16	3,000	3,000,830
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.783%	(c)	06/02/16	6,000	6,001,009

					68,169,063

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.7%
Federal Farm Credit Bank	0.373%	(c)	07/25/16	4,000	3,999,563
Federal Farm Credit Bank(n)	0.391%		06/16/16	4,000	3,996,707
Federal Farm Credit Bank	0.410%	(c)	10/03/16	8,000	7,999,022
Federal Farm Credit Bank	0.433%	(c)	12/28/16	3,000	2,999,776
Federal Farm Credit Bank	0.433%	(c)	10/13/16	12,000	12,000,000
Federal Farm Credit Bank	0.453%	(c)	08/26/16	2,385	2,385,199
Federal Farm Credit Bank	0.458%	(c)	05/04/16	7,000	7,000,296
Federal Farm Credit Bank	0.458%	(c)	09/14/16	7,000	7,000,696
Federal Farm Credit Bank	0.502%	(c)	08/10/17	3,000	2,996,749
Federal Farm Credit Bank	0.509%	(c)	06/30/16	10,000	9,999,639
Federal Home Loan Bank(n)	0.250%		04/13/16	10,000	9,999,167
Federal Home Loan Bank(n)	0.305%		04/06/16	10,000	9,999,576
Federal Home Loan Bank(n)	0.340%		04/01/16	10,000	10,000,000
Federal Home Loan Bank(n)	0.350%		04/27/16	5,000	4,998,736
Federal Home Loan Bank(n)	0.357%		04/20/16	31,000	30,994,388
Federal Home Loan Bank(n)	0.370%		04/08/16	7,201	7,200,482
Federal Home Loan Bank(n)	0.370%		04/20/16	14,000	13,997,266
Federal Home Loan Bank(n)	0.380%		04/06/16	14,000	13,999,261
Federal Home Loan Bank(n)	0.380%		04/15/16	37,700	37,694,429
Federal Home Loan Bank(n)	0.380%		04/22/16	10,000	9,997,783
Federal Home Loan Bank	0.385%	(c)	08/18/16	2,000	1,999,960
Federal Home Loan Bank	0.387%	(c)	08/19/16	4,000	3,999,922
Federal Home Loan Bank	0.392%	(c)	08/24/16	12,500	12,499,620
Federal Home Loan Bank(n)	0.400%		04/27/16	9,790	9,787,172
Federal Home Loan Bank(n)	0.400%		06/01/16	5,000	4,996,611
Federal Home Loan Bank(n)	0.404%		05/06/16	10,000	9,996,072
Federal Home Loan Bank(n)	0.405%		06/09/16	5,000	4,996,119
Federal Home Loan Bank(n)	0.410%		04/29/16	13,000	12,995,854
Federal Home Loan Bank	0.413%	(c)	09/08/16	5,000	5,000,000
Federal Home Loan Bank	0.414%	(c)	09/01/16	12,000	11,999,536

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.414%	(c)	09/01/16	2,000	$2,000,000
Federal Home Loan Bank	0.416%	(c)	09/02/16	6,000	6,000,000
Federal Home Loan Bank	0.433%	(c)	07/06/16	6,000	6,000,000
Federal Home Loan Bank	0.441%	(c)	03/17/17	7,000	6,994,629
Federal Home Loan Bank	0.478%	(c)	08/17/16	8,500	8,498,786
Federal Home Loan Bank(n)	0.501%		04/25/16	30,000	29,990,000
Federal Home Loan Bank	0.513%	(c)	10/13/16	18,000	17,998,992
Federal Home Loan Bank	0.521%	(c)	04/28/16	6,000	6,000,000
Federal Home Loan Bank	0.523%	(c)	06/21/16	7,000	7,000,000
Federal Home Loan Bank	0.537%	(c)	07/11/16	9,000	8,999,875
Federal Home Loan Bank	0.537%	(c)	10/11/16	5,750	5,749,641
Federal Home Loan Bank	0.565%	(c)	01/19/17	8,000	8,000,000
Federal Home Loan Bank(n)	0.582%		09/14/16	9,000	8,975,930
Federal Home Loan Bank	0.588%	(c)	08/01/17	8,000	8,000,000
Federal Home Loan Bank	0.589%	(c)	08/21/17	2,000	1,999,720
Federal Home Loan Bank	0.620%	(c)	09/11/17	3,000	2,999,784
Federal Home Loan Mortgage Corp.(n)	0.380%		06/28/16	6,000	5,994,427
Federal Home Loan Mortgage Corp.	0.406%	(c)	09/02/16	7,000	7,000,000
Federal Home Loan Mortgage Corp.	0.427%	(c)	07/21/16	3,000	2,999,957
Federal Home Loan Mortgage Corp.	0.437%	(c)	04/20/17	12,000	11,998,069
Federal Home Loan Mortgage Corp.	0.473%	(c)	04/27/17	5,000	4,998,909
Federal National Mortgage Assoc.(n)	0.350%		06/02/16	10,000	9,993,972
Federal National Mortgage Assoc.(n)	0.370%		06/14/16	4,000	3,996,958
Federal National Mortgage Assoc.(n)	0.401%		07/19/16	5,000	4,993,944
Federal National Mortgage Assoc.	0.443%	(c)	07/25/16	4,000	4,000,523
Federal National Mortgage Assoc.	0.448%	(c)	01/26/17	1,000	999,793
Federal National Mortgage Assoc.	0.514%	(c)	10/21/16	14,100	14,097,931

					493,811,441

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bills(n)	0.273%		04/21/16	10,000	9,998,483
U.S. Treasury Bills(n)	0.335%		06/16/16	5,000	4,996,464
U.S. Treasury Bills(n)	0.338%		06/16/16	5,000	4,996,438
U.S. Treasury Notes	0.250%		04/15/16-05/16/16	19,000	19,000,381
U.S. Treasury Notes	0.375%		05/31/16	6,000	6,001,589
U.S. Treasury Notes	0.500%		06/30/16	9,000	9,002,066
U.S. Treasury Notes	1.500%		06/30/16	19,000	19,051,663
U.S. Treasury Notes	1.750%		05/31/16	8,000	8,019,817

					81,066,901

TOTAL INVESTMENTS — 100.0% (amortized cost $1,080,386,940)					$1,080,386,940
Other assets in excess of liabilities — 0.0%					516,422

NET ASSETS — 100.0%					$1,080,903,362

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(n)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$ —	$ 183,408,645	$ —
Commercial Paper	—	253,930,890	—
Other Corporate Obligations	—	68,169,063	—
U.S. Government Agency Obligations	—	493,811,441	—
U.S. Treasury Obligations	—	81,066,901	—

Total	$ —	$1,080,386,940	$ —

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 48.8%
COMMON STOCKS — 26.4%
Aerospace & Defense — 0.6%
Airbus Group SE (France)	789	$52,277
BAE Systems PLC (United Kingdom)	510	3,720
Rolls-Royce Holdings PLC (United Kingdom)*	297	2,903
Safran SA (France)	458	31,968

		90,868

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	1,302	36,136

Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	1,353	10,766

Auto Components
Cie Generale des Etablissements Michelin (France)	30	3,065
Continental AG (Germany)	18	4,083

		7,148

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	433	39,752
Daimler AG (Germany)	1,334	102,095
Renault SA (France)	30	2,981

		144,828

Banks — 5.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,597	56,768
Banco Santander SA (Spain)	19,612	86,134
Bank of America Corp.	4,500	60,840
Barclays PLC (United Kingdom)	2,699	5,794
BB&T Corp.	300	9,981
BNP Paribas SA (France)	1,511	75,914
CIT Group, Inc.	100	3,103
Citigroup, Inc.	1,300	54,275
Citizens Financial Group, Inc.	200	4,190
Comerica, Inc.	100	3,787
Danske Bank A/S (Denmark)	115	3,245
DNB ASA (Norway)	157	1,854
Fifth Third Bancorp	300	5,007
First Republic Bank	100	6,664
HSBC Holdings PLC (United Kingdom)	3,162	19,664
Huntington Bancshares, Inc.	300	2,862
ING Groep NV (Netherlands), CVA	5,222	62,491
Intesa Sanpaolo SpA (Italy)	19,146	52,939
JPMorgan Chase & Co.	1,600	94,752
KBC Groep NV (Belgium)	40	2,060
KeyCorp	400	4,416
Lloyds Banking Group PLC (United Kingdom)	9,266	9,025
M&T Bank Corp.	100	11,100
Nordea Bank AB (Sweden)	488	4,681
People’s United Financial, Inc.	200	3,186
PNC Financial Services Group, Inc. (The)	200	16,914
Regions Financial Corp.	600	4,710
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	245	2,336
Societe Generale SA (France)	1,091	40,315
Standard Chartered PLC (United Kingdom)	531	3,591
SunTrust Banks, Inc.	200	7,216

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	240	$3,045
Swedbank AB (Sweden) (Class A Stock)	147	3,157
U.S. Bancorp	800	32,472
UniCredit SpA (Italy)	7,950	28,660
Wells Fargo & Co.	2,100	101,556

		888,704

Beverages — 0.7%
Anheuser-Busch InBev SA NV (Belgium)	906	112,559

Biotechnology
Actelion Ltd. (Switzerland)*	18	2,686

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	161	3,170
Cie de Saint-Gobain (France)	975	42,826
Geberit AG (Switzerland)	6	2,242

		48,238

Capital Markets — 0.5%
Credit Suisse Group AG (Switzerland)*	291	4,109
Deutsche Bank AG (Germany)	1,773	30,101
Goldman Sachs Group, Inc. (The)	200	31,396
Mediobanca SpA (Italy)	1,108	7,968
UBS Group AG (Switzerland)	594	9,555

		83,129

Chemicals — 1.1%
Air Liquide SA (France)	464	52,057
Akzo Nobel NV (Netherlands)	40	2,727
BASF SE (Germany)	1,236	92,942
Givaudan SA (Switzerland)	2	3,920
Linde AG (Germany)	30	4,359
Syngenta AG (Switzerland)	16	6,635

		162,640

Communications Equipment — 0.2%
Nokia OYJ (Finland)	5,210	30,907
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	492	4,926

		35,833

Construction & Engineering — 0.5%
Bouygues SA (France)	259	10,528
Vinci SA (France)	906	67,247

		77,775

Construction Materials — 0.1%
CRH PLC (Ireland)	444	12,527
LafargeHolcim Ltd. (Switzerland)*	75	3,522

		16,049

Diversified Financial Services — 0.1%
Deutsche Boerse AG (Germany)	175	14,900
Investor AB (Sweden) (Class B Stock)	75	2,651
London Stock Exchange Group PLC (United Kingdom)	50	2,020

		19,571

Diversified Telecommunication Services — 1.4%
BT Group PLC (United Kingdom)	1,356	8,562
Deutsche Telekom AG (Germany)	4,282	76,769

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	517	$2,165
Orange SA (France)	2,739	47,831
Swisscom AG (Switzerland)	4	2,171
Telecom Italia SpA (Italy)*	1,881	2,027
Telefonica SA (Spain)	5,955	66,557
Telenor ASA (Norway)	123	1,989
TeliaSonera AB (Sweden)	424	2,197

		210,268

Electric Utilities — 0.6%
Enel SpA (Italy)	9,370	41,539
Iberdrola SA (Spain)	7,721	51,398
SSE PLC (United Kingdom)	161	3,445

		96,382

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)*	355	6,916
Legrand SA (France)	42	2,348
Schneider Electric SE (France)	791	49,849
Vestas Wind Systems A/S (Denmark)	36	2,537

		61,650

Food & Staples Retailing — 0.1%
Carrefour SA (France)	660	18,132

Food Products — 0.3%
Danone SA (France)	719	51,015

Gas Utilities
Snam SpA (Italy)	347	2,172

Health Care Equipment & Supplies — 0.2%
Essilor International SA (France)	289	35,609
Smith & Nephew PLC (United Kingdom)	143	2,353

		37,962

Health Care Providers & Services — 0.3%
Fresenius Medical Care AG & Co. KGaA (Germany)	34	3,000
Fresenius SE & Co. KGaA (Germany)	546	39,799

		42,799

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	217	9,179
Compass Group PLC (United Kingdom)	266	4,689
Paddy Power Betfair PLC (Ireland)	14	1,953

		15,821

Industrial Conglomerates — 1.0%
Koninklijke Philips NV (Netherlands)	1,291	36,772
Siemens AG (Germany)	1,051	111,155

		147,927

Insurance — 1.7%
Allianz SE (Germany)	614	99,717
Assicurazioni Generali SpA (Italy)	1,797	26,601
Aviva PLC (United Kingdom)	661	4,316
AXA SA (France)	2,804	65,750
Legal & General Group PLC (United Kingdom)	962	3,241
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	201	40,792
Old Mutual PLC (United Kingdom)	805	2,223
Sampo OYJ (Finland) (Class A Stock)	73	3,458

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Re AG (Switzerland)	57	$5,263
Zurich Insurance Group AG (Switzerland)*	25	5,798

		257,159

IT Services — 0.2%
Amadeus IT Holding SA (Spain) (Class A Stock)	71	3,036
Atos SE (France)	83	6,741
Cap Gemini SA (France)	184	17,260

		27,037

Machinery — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	109	2,736
Kone OYJ (Finland) (Class B Stock)	56	2,695
Volvo AB (Sweden) (Class B Stock)	247	2,705

		8,136

Media — 0.4%
ITV PLC (United Kingdom)	624	2,156
ProSiebenSat.1 Media SE (Germany)	174	8,932
Publicis Groupe SA (France)	30	2,104
RELX NV (United Kingdom)	159	2,772
Relx PLC (United Kingdom)	182	3,376
Sky PLC (United Kingdom)	169	2,483
Vivendi SA (France)	1,578	33,070
Wolters Kluwer NV (Netherlands)	50	1,993
WPP PLC (United Kingdom)	208	4,841

		61,727

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	100	3,616
Alacer Gold Corp.*	200	362
Alamos Gold, Inc. (Canada) (Class A Stock)	200	1,058
AngloGold Ashanti Ltd. (South Africa), ADR*	300	4,107
B2Gold Corp. (Canada)*	700	1,162
Barrick Gold Corp. (Canada)	450	6,111
BHP Billiton PLC (Australia)	341	3,819
Centerra Gold, Inc. (Canada)	200	929
Cia de Minas Buenaventura SAA (Peru), ADR*	250	1,840
Coeur Mining, Inc.*	100	562
Detour Gold Corp. (Canada)*	150	2,362
Eldorado Gold Corp. (Canada)	450	1,422
Evolution Mining Ltd. (Australia)	721	830
Franco-Nevada Corp. (Canada)	100	6,138
Glencore PLC (Switzerland)*	1,992	4,479
Gold Fields Ltd. (South Africa), ADR	700	2,758
Goldcorp, Inc. (Canada)	250	4,057
G-Resources Group Ltd. (Hong Kong)	10,500	208
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	350	1,274
Hecla Mining Co.	300	834
IAMGOLD Corp. (Canada)*	300	663
Kinross Gold Corp. (Canada)*	950	3,230
New Gold, Inc. (Canada)*	400	1,492
Newcrest Mining Ltd. (Australia)*	359	4,646
Newmont Mining Corp.	200	5,316
Northern Star Resources Ltd. (Australia)	442	1,153
OceanaGold Corp. (Australia)	68	183
Osisko Gold Royalties Ltd. (Canada)	100	1,068
Pan American Silver Corp. (Canada)	150	1,631

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Primero Mining Corp. (Canada)*	150	$272
Rio Tinto PLC (United Kingdom)	201	5,634
Royal Gold, Inc.	50	2,565
SEMAFO, Inc. (Canada)*	250	891
Sibanye Gold Ltd. (South Africa), ADR	200	3,034
Silver Wheaton Corp. (Canada)	200	3,316
Tahoe Resources, Inc.	200	2,006
Yamana Gold, Inc. (Canada)	650	1,976
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	750	578
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	4,000	1,231

		88,813

Multiline Retail
Next PLC (United Kingdom)	23	1,781

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	823	2,689
E.ON SE (Germany)	2,683	25,655
Engie SA (France)	2,176	33,714
National Grid PLC (United Kingdom)	605	8,560

		70,618

Oil, Gas & Consumable Fuels — 1.6%
BP PLC (United Kingdom)	2,954	14,780
Eni SpA (Italy)	3,554	53,675
Repsol SA (Spain)	174	1,956
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	632	15,260
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	642	15,623
Statoil ASA (Norway)	178	2,780
TOTAL SA (France)	3,175	144,467

		248,541

Personal Products — 0.9%
L’Oreal SA (France)	293	52,414
Unilever NV (United Kingdom), CVA	1,868	83,983

		136,397

Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	205	11,445
Bayer AG (Germany)	1,112	130,305
GlaxoSmithKline PLC (United Kingdom)	785	15,891
Merck KGaA (Germany)	21	1,747
Novartis AG (Switzerland)	368	26,626
Novo Nordisk A/S (Denmark) (Class B Stock)	318	17,221
Roche Holding AG (Switzerland)	113	27,746
Sanofi (France)	1,614	129,759
Shire PLC (Ireland)	95	5,418

		366,158

Professional Services — 0.2%
Adecco SA (Switzerland)*	203	13,205
Experian PLC (Ireland)	157	2,802
Randstad Holding NV (Netherlands)	170	9,403

		25,410

Real Estate Investment Trusts (REITs) — 0.2%
Unibail-Rodamco SE (France)	131	35,928

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development
Vonovia SE (Germany)	75	$2,693

Semiconductors & Semiconductor Equipment — 0.4%
ARM Holdings PLC (United Kingdom)	228	3,320
ASML Holding NV (Netherlands)	509	51,223
Infineon Technologies AG (Germany)	186	2,637

		57,180

Software — 0.7%
SAP SE (Germany)	1,308	105,253

Specialty Retail — 0.3%
Hennes & Mauritz AB (Sweden) (Class B Stock)	151	5,026
Industria de Diseno Textil SA (Spain)	1,431	47,967

		52,993

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG (Germany)	34	3,970
Cie Financiere Richemont SA (Switzerland)	85	5,614
Kering (France)	12	2,143
LVMH Moet Hennessy Louis Vuitton SE (France)	369	63,054
Pandora A/S (Denmark)	18	2,353

		77,134

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	200	3,180
Trading Companies & Distributors
Rexel SA (France)	197	2,808
Wolseley PLC (Switzerland)	42	2,371

		5,179

Transportation Infrastructure — 0.1%
Atlantia SpA (Italy)	471	13,050
Groupe Eurotunnel SE (France)	168	1,881

		14,931

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC (United Kingdom)	4,294	13,645

TOTAL COMMON STOCKS (cost $4,072,327)		4,080,951

PREFERRED STOCKS — 3.8%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	210	26,655

Banks — 3.6%
Deutsche Bank AG (Germany), Series 0002, CVT, 144A^	28	358,229
Deutsche Bank AG (Germany), CVT, 144A^	19	196,124

		554,353

TOTAL PREFERRED STOCKS (cost $556,571)		581,008

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 4.2%
Banks
BNP Paribas SA (France),
Bank Gtd. Notes, 144A^
— %(p)	04/18/17		320	$311,104
Bank Gtd. Notes, MTN^
— %(p)	04/18/17		320	330,663

TOTAL CORPORATE BONDS (cost $640,000)				641,767

FOREIGN GOVERNMENT BONDS — 0.8%
Hellenic Republic Government Bond (Greece), Bonds
3.000%	02/24/23	EUR	9	7,047
3.000%	02/24/24	EUR	9	6,904
3.000%	02/24/25	EUR	9	6,758
3.000%	02/24/26	EUR	9	6,603
3.000%	02/24/27	EUR	9	6,438
3.000%	02/24/28	EUR	9	6,297
3.000%	02/24/29	EUR	9	6,164
3.000%	02/24/30	EUR	9	6,046
3.000%	02/24/31	EUR	9	5,959
3.000%	02/24/32	EUR	9	5,858
3.000%	02/24/33	EUR	9	5,717
3.000%	02/24/34	EUR	9	5,606
3.000%	02/24/35	EUR	9	5,592
3.000%	02/24/36	EUR	9	5,496
3.000%	02/24/37	EUR	9	5,416
3.000%	02/24/38	EUR	9	5,474
3.000%	02/24/39	EUR	9	5,465
3.000%	02/24/40	EUR	9	5,481
3.000%	02/24/41	EUR	9	5,457
3.000%	02/24/42	EUR	9	5,476

TOTAL FOREIGN GOVERNMENT BONDS (cost $98,642)				119,254

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION — 13.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	2,016	$2,101,306

(cost $2,059,431)

TOTAL LONG-TERM INVESTMENTS (cost $7,426,971)			7,524,286

		Shares
SHORT-TERM INVESTMENT — 19.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,076,000)(w)		3,076,000	3,076,000

TOTAL INVESTMENTS — 68.7% (cost $10,502,971)			10,600,286
Other assets in excess of liabilities(z) —31.3%			4,826,427

NET ASSETS — 100.0%			$15,426,713

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,196,120 and 7.8% of net assets.

(p)	Interest rate not available as of March 31, 2016.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
24	10 Year U.S. Treasury Notes	Jun. 2016	$3,097,964	$3,129,375	$31,411
3	Mini MSCI Emerging Markets Index	Jun. 2016	125,005	125,085	80
34	S&P 500 E-Mini Index	Jun. 2016	3,448,128	3,487,550	39,422
3	Yen Denominated Nikkei 225 Index	Jun. 2016	225,749	223,444	(2,305)

					68,608

Short Positions:
19	10 Year Euro-Bund	Jun. 2016	3,508,758	3,531,002	(22,244)
3	20 Year U.S. Treasury Bonds	Jun. 2016	491,902	493,313	(1,411)
43	Euro STOXX 50 Index	Jun. 2016	1,438,642	1,434,133	4,509
4	TOPIX Index	Jun. 2016	479,174	478,920	254

					(18,892)

					$49,716

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Commodity futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)

Long Positions:
2	Sugar #11 (World)	May 2016	$34,621	$34,384	$(237)
2	Sugar #11 (World)	Jul. 2016	34,445	34,608	163
2	Sugar #11 (World)	Oct. 2016	34,748	34,967	219
2	Sugar #11 (World)	Mar. 2017	35,735	35,930	195

					340

Short Position:
4	Brent Crude	Jun. 2016	162,844	161,320	1,524

					$1,864

(1) Cash of $339,665 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/20/16	Citigroup Global Markets	BRL	188	$50,728	$51,989	$1,261
Expiring 04/20/16	Citigroup Global Markets	BRL	182	49,151	50,373	1,222
British Pound,
Expiring 04/21/16	Bank of America	GBP	12	16,523	16,484	(39)
Expiring 04/21/16	Goldman Sachs & Co.	GBP	64	90,723	91,982	1,259
Chilean Peso,
Expiring 04/21/16	BNP Paribas	CLP	65,619	95,759	97,768	2,009
Chinese Renminbi,
Expiring 05/19/16	Citigroup Global Markets	CNH	1,298	191,340	200,399	9,059
Expiring 05/19/16	Deutsche Bank AG	CNH	4,739	701,093	731,691	30,598
Euro,
Expiring 04/21/16	Goldman Sachs & Co.	EUR	20	22,284	22,675	391
Hong Kong Dollar,
Expiring 04/21/16	Goldman Sachs & Co.	HKD	256	33,037	33,035	(2)
Hungarian Forint,
Expiring 04/21/16	Goldman Sachs & Co.	HUF	26,556	94,963	96,228	1,265
Indian Rupee,
Expiring 04/21/16	JPMorgan Chase	INR	3,206	47,376	48,226	850
Expiring 04/21/16	JPMorgan Chase	INR	3,178	46,958	47,801	843
Indonesian Rupiah,
Expiring 04/21/16	JPMorgan Chase	IDR	1,272,404	96,060	95,646	(414)
Israeli Shekel,
Expiring 04/21/16	Credit Suisse First Boston Corp.	ILS	368	94,413	97,960	3,547
Malaysian Ringgit,
Expiring 04/21/16	Citigroup Global Markets	MYR	3,545	858,059	907,012	48,953
Mexican Peso,
Expiring 04/21/16	UBS AG	MXN	6,331	352,132	365,751	13,619
New Taiwanese Dollar,
Expiring 04/21/16	JPMorgan Chase	TWD	2,313	70,375	71,891	1,516
Expiring 04/21/16	JPMorgan Chase	TWD	840	26,123	26,090	(33)
Polish Zloty,
Expiring 04/21/16	Bank of America	PLN	375	96,769	100,367	3,598
Russian Ruble,
Expiring 04/21/16	JPMorgan Chase	RUB	33,987	467,819	502,691	34,872
Expiring 04/21/16	JPMorgan Chase	RUB	7,090	97,589	104,863	7,274
Singapore Dollar,
Expiring 04/21/16	Barclays Capital Group	SGD	132	95,702	98,022	2,320
South African Rand,
Expiring 04/21/16	UBS AG	ZAR	1,292	80,529	87,169	6,640
Expiring 04/21/16	UBS AG	ZAR	161	10,928	10,888	(40)

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 04/21/16	Citigroup Global Markets	KRW	138,051	$115,427	$120,649	$5,222
Expiring 04/21/16	JPMorgan Chase	KRW	782,289	658,692	683,682	24,990
Expiring 04/21/16	JPMorgan Chase	KRW	41,180	36,092	35,989	(103)
Swedish Krona,
Expiring 04/21/16	Bank of America	SEK	3,582	430,697	441,510	10,813
Expiring 04/21/16	Bank of New York Mellon	SEK	560	67,456	68,974	1,518
Expiring 04/21/16	JPMorgan Chase	SEK	3,526	425,046	434,603	9,557
Swiss Franc,
Expiring 04/21/16	Bank of America	CHF	16	16,289	16,236	(53)
Thai Baht,
Expiring 04/21/16	Citigroup Global Markets	THB	1,505	42,878	42,766	(112)
Expiring 04/21/16	Credit Suisse First Boston Corp.	THB	1,686	47,973	47,888	(85)
Turkish Lira,
Expiring 04/21/16	Bank of America	TRY	45	15,764	15,786	22
Expiring 04/21/16	Bank of Montreal	TRY	233	79,729	82,230	2,501

				$5,722,476	$5,947,314	224,838

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Canadian Dollar,
Expiring 04/21/16	Bank of Montreal	CAD	14	$11,062	$11,046	$16
Expiring 04/21/16	JPMorgan Chase	CAD	36	27,229	28,013	(784)
Chinese Renminbi,
Expiring 05/19/16	Citigroup Global Markets	CNH	5,820	932,289	898,578	33,711
Expiring 05/19/16	Citigroup Global Markets	CNH	119	19,094	18,419	675
Expiring 05/19/16	Citigroup Global Markets	CNH	98	14,655	15,091	(436)
Expiring 09/22/16	Citigroup Global Markets	CNH	5,954	895,252	913,085	(17,833)
Expiring 09/22/16	Citigroup Global Markets	CNH	5,906	887,949	905,706	(17,757)
Expiring 03/16/17	Citigroup Global Markets	CNH	4,982	755,716	754,890	826
Expiring 03/16/17	Citigroup Global Markets	CNH	318	48,845	48,799	46
Danish Krone,
Expiring 04/21/16	UBS AG	DKK	112	17,141	17,137	4
Euro,
Expiring 04/21/16	Bank of America	EUR	375	417,010	427,310	(10,300)
Expiring 04/21/16	Bank of America	EUR	90	102,824	102,753	71
Expiring 04/21/16	Barclays Capital Group	EUR	392	440,502	446,575	(6,073)
Expiring 04/21/16	Barclays Capital Group	EUR	27	30,285	31,047	(762)
Expiring 04/21/16	Credit Suisse First Boston Corp.	EUR	1,152	1,281,761	1,312,044	(30,283)
Expiring 04/21/16	Goldman Sachs & Co.	EUR	732	813,643	832,838	(19,195)
Expiring 04/21/16	JPMorgan Chase	EUR	28	31,447	32,187	(740)
Expiring 04/21/16	State Street Bank	EUR	37	40,605	41,562	(957)
Hong Kong Dollar,
Expiring 04/21/16	Bank of America	HKD	211	27,165	27,174	(9)
Expiring 04/21/16	Goldman Sachs & Co.	HKD	63	8,098	8,099	(1)
Japanese Yen,
Expiring 04/21/16	Goldman Sachs & Co.	JPY	56,162	498,156	499,338	(1,182)
Malaysian Ringgit,
Expiring 04/21/16	JPMorgan Chase	MYR	2,707	651,581	692,589	(41,008)
Expiring 04/21/16	JPMorgan Chase	MYR	478	114,681	122,221	(7,540)
Russian Ruble,
Expiring 04/21/16	JPMorgan Chase	RUB	3,010	44,490	44,515	(25)
South Korean Won,
Expiring 04/21/16	JPMorgan Chase	KRW	849,181	703,203	742,142	(38,939)
Swedish Krona,
Expiring 04/21/16	Bank of America	SEK	282	34,858	34,817	41

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/21/16	Bank of America	CHF	476	$483,427	$495,732	$(12,305)
Expiring 04/21/16	Bank of New York Mellon	CHF	104	105,504	108,058	(2,554)
Expiring 04/21/16	JPMorgan Chase	CHF	638	648,658	664,362	(15,704)
Expiring 04/21/16	UBS AG	CHF	37	37,241	38,142	(901)

				$10,124,371	$10,314,269	(189,898)

						$34,940

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty

OTC swap agreements:
SEK 3,400	10/06/25	1.253%	3 Month	$(9,480)	$—	$(9,480)	Goldman Sachs & Co.
			STIBOR(1)
SEK 1,179	10/07/25	1.286%	3 Month	(3,763)	—	(3,763)	JPMorgan Chase
			STIBOR(1)
SEK 167	10/07/25	1.288%	3 Month	(535)	—	(535)	Goldman Sachs & Co.
			STIBOR(1)
SEK 864	10/08/25	1.330%	3 Month	(3,213)	—	(3,213)	JPMorgan Chase
			STIBOR(1)
SEK 1,052	10/12/25	1.335%	3 Month	(3,936)	—	(3,936)	JPMorgan Chase
			STIBOR(1)
SEK 800	10/12/25	1.338%	3 Month	(3,016)	—	(3,016)	Goldman Sachs & Co.
			STIBOR(1)
SEK 717	10/12/25	1.335%	3 Month	(2,703)	—	(2,703)	Citigroup Global Markets
			STIBOR(1)
SEK 1,755	10/13/25	1.385%	3 Month	(7,610)	—	(7,610)	JPMorgan Chase
			STIBOR(1)
SEK 1,000	10/13/25	1.393%	3 Month	(4,439)	—	(4,439)	Citigroup Global Markets
			STIBOR(1)
SEK 496	10/13/25	1.388%	3 Month	(2,168)	—	(2,168)	Goldman Sachs & Co.
			STIBOR(1)
SEK 919	10/14/25	1.370%	3 Month	(3,744)	—	(3,744)	Citigroup Global Markets
			STIBOR(1)

				$(44,607)	$—	$(44,607)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Depreciation
Centrally cleared swap agreements:
910	03/07/21	1.286%	3 Month LIBOR(1)	$—	$(4,849)	$(4,849)
1,900	03/11/26	1.731%	3 Month LIBOR(1)	—	(13,553)	(13,553)
1,150	03/14/26	1.799%	3 Month LIBOR(1)	—	(15,511)	(15,511)
30	04/04/26	1.679%	3 Month LIBOR(1)	—	—	—

				$—	$(33,913)	$(33,913)

(1) Portfolio pays the floating rate and receives the fixed rate.

 Cash of $110,000 has been segregated with Goldman Sachs & Co., to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	03/22/17	60	Pay fixed payments on the SPVXSP Index and receive variable payments based on the 3 Month LIBOR +0bps	$5,751	$—	$5,751
Citigroup Global Markets	02/08/17	507	Pay fixed payments on the CGCBMED2 Index and receive variable payments based on the 3 Month LIBOR +10bps	(36,994)	—	(36,994)
Goldman Sachs & Co.	03/02/17	450	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR +15bps	(15,978)	—	(15,978)
Goldman Sachs & Co.	03/02/17	449	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR +15bps	(17,863)	—	(17,863)
Goldman Sachs & Co.	06/20/16	3	Receive amounts based on the total return of iBoxx USD Liquid High Yield Index and pay variable payments based on 3 Month LIBOR +0bps	11,655	—	11,655
JPMorgan Chase	03/02/17	EUR 396	Pay fixed payments on the JPEBMCON Index and receive variable payments based on the 3 Month STIBOR +11bps	(11,669)	—	(11,669)
JPMorgan Chase	03/02/17	EUR 415	Pay fixed payments on the JPEBMCON Index and receive variable payments based on the 3 Month STIBOR +25bps	(3,197)	—	(3,197)

				$(68,295)	$—	$(68,295)

(1)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$527,659	$3,553,292	$—
Preferred Stocks	—	26,655	554,353
Corporate Bonds	—	—	641,767
Foreign Government Bonds	—	119,254	—
U.S. Treasury Obligation	—	2,101,306	—
Affiliated Mutual Fund	3,076,000	—	—
Other Financial Instruments*
Financial Futures Contracts	49,716	—	—
Commodity Futures Contracts	1,864	—	—
OTC Forward Foreign Currency Exchange Contracts	—	34,940	—
OTC Interest Rate Swap Agreements	—	(44,607)	—
Centrally Cleared Interest Rate Swap Agreements	—	(33,913)	—
OTC Total Return Swap Agreements	—	(68,295)	—

Total	$3,655,239	$5,688,632	$1,196,120

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks	Corporate Bonds
Balance as of 12/13/15	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(36,722)	1,767
Purchases	591,075	640,000
Sales	—	—
Accrued discount/premium	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 03/31/16	$554,353	$641,767

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which $(34,955) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Preferred Stocks	$554,353	Market Approach	Single Broker Indicative Quote
Corporate Bonds	$641,767	Market Approach	Single Broker Indicative Quote

	$1,196,120

 The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$(26,335)
Foreign exchange contracts	34,940
Interest rate contracts	(70,764)
Commodity contracts	1,864

Total	$(60,295)

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557%	(c)	04/10/49	2,376	$2,422,258
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,749,967
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,820,070
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	20,916,832
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	15,000	15,106,026
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	15,000	15,773,721
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	20,000	20,701,658
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	411,250
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,393,815
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,735,997
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,659,255
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,569,657
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	24,075,795
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	20,978,514
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,090,232
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	15,301,572
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	17,000	17,717,291
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	10,221,744
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	17,000	17,833,260
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	13,500	14,324,078
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%		12/10/25	18,000	18,910,332
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.447%		08/15/48	19,000	19,878,142
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	29,500	30,978,923
Deutsche Bank Commercial Mortgage Trust, 2016-C1, Class A3A^	3.183%		05/10/49	10,000	10,099,837
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,047,293
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,740,565
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,924,077
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,918,541
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,777,977

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	$18,971,629
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	339	344,724
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,031,190
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.837%	(c)	06/12/50	50	49,842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,990,478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%		12/15/47	22,000	23,043,528
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,271	3,360,102
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,095,668
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,853,811
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	13,737,027
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,114,309
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,372,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $458,959,286)					476,043,332

CORPORATE BONDS — 87.1%

Aerospace & Defense — 0.9%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A(a)	4.750%		10/07/44	2,675	2,790,956
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	7,790	7,570,556
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	4.700%		05/15/46	11,550	12,914,413
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	3,080	3,047,891
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	500	562,235
Northrop Grumman Systems Corp., Gtd. Notes	7.875%		03/01/26	2,000	2,739,940
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,545,561
Textron, Inc., Sr. Unsec’d. Notes(a)	4.000%		03/15/26	6,445	6,607,569
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	858,432
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	10,350	11,214,153

					49,851,706

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,000	3,098,859
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	26	47,628
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%		07/21/20	11,100	11,410,911
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		02/11/23	10,783	10,918,230
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%		08/22/22	5,000	5,149,075
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		03/04/43	250	258,802
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250%		11/10/44	950	1,005,507
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%		11/15/41	3,038	3,242,497

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	$1,075,015
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	337	385,731
Reynolds American, Inc., Gtd. Notes(a)	5.700%	08/15/35	2,240	2,619,604
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	8,000	9,426,872
Reynolds American, Inc., Gtd. Notes	7.000%	08/04/41	3,275	3,875,232
Reynolds American, Inc., Gtd. Notes	8.125%	05/01/40	650	839,025

				53,352,988

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,189	2,251,542
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	10,372	11,096,929
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	05/01/27	19,561	19,072,287
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	09/22/27	4,230	4,356,900
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	01/15/28	5,390	5,538,225
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	356	393,018
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	554	637,608
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	189	211,898
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,564	1,658,343
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	07/30/27	5,146	5,088,122
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	11/01/19	2,201	2,465,679
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	08/15/25	3,083	3,205,814
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	04/11/26	4,366	4,508,161
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%	09/03/26	5,340	5,339,968
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	11/15/25	271	278,984

				66,103,478

Auto Manufacturers — 2.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	15,228,534
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,577,336
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%	09/15/21	1,359	1,454,955
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43	10,000	10,032,740
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	3,800	4,612,691
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.125%	11/15/25	2,700	3,269,657
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	15,960	20,793,342
Ford Motor Co., Sr. Unsec’d. Notes	7.700%	05/15/97	2,000	2,331,696
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	2,300	3,261,361
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.219%	01/09/22	7,350	7,486,681

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	500	$532,033
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	780,155
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35	20,705	19,356,297
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	13,075	13,964,649
General Motors Financial Co., Inc., Gtd. Notes(a)	2.400%		04/10/18	8,300	8,298,124
General Motors Financial Co., Inc., Gtd. Notes(a)	2.625%		07/10/17	6,500	6,539,559
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,167,635
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	11,130	11,641,156

					138,328,601

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	2,480	2,531,966
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%		03/15/24	7,000	7,197,610
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%		07/02/64	3,170	2,869,208
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%		04/29/20	7,915	8,004,044
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22	2,700	2,754,000

					23,356,828

Banks — 7.7%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,300	6,205,500
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	(c)	12/31/49	5,075	4,973,500
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	3,075	3,167,250
Bank of America Corp., Jr. Sub. Notes(a)	6.500%	(c)	12/31/49	2,000	2,064,400
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	4,000	3,940,000
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20	3,000	2,971,032
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	5,500	5,546,211
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	23,000	23,838,166
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	10,825	11,795,645
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	6,470	7,840,980
Bank of America Corp., Sub. Notes	3.950%		04/21/25	6,000	5,969,736
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,149,876
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	10,300	10,315,625
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	6,650	6,771,629
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	8,630	8,890,531
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	32,850	32,236,362
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	1,120	1,134,008
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	1,200	1,197,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.500%		02/15/19	300	310,350
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49	7,500	7,518,525
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	1,800	1,847,192
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.650%		07/30/45	3,335	3,492,525
Citigroup, Inc., Sr. Unsec’d. Notes	4.950%		11/07/43	4,065	4,379,611
Citigroup, Inc., Sr. Unsec’d. Notes(a)	5.875%		01/30/42	8,365	10,066,282
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,608,398
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	2,958,634
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	3,250	3,234,335
Citigroup, Inc., Sub. Notes(a)	4.400%		06/10/25	5,400	5,506,445
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	4,250	4,276,537
Citigroup, Inc., Sub. Notes(a)	4.600%		03/09/26	6,475	6,639,038
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,000	5,028,255
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,013,925

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.750%		03/26/25	2,500	$2,388,260
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	4.875%		05/15/45	4,725	4,501,437
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	757,824
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,338,141
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	8,100	7,835,940
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/31/49	3,325	3,250,187
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	5,000	5,041,180
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.625%		01/22/23	225	232,071
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	11,140	11,424,894
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	11,704	12,233,243
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	807,604
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,486,674
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	3,400	3,564,965
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	5,750,773
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,280,182
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	8,275	8,406,432
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,821,515
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,715	1,694,199
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	817,531
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,685,000
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,728,360
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	6,990	7,007,475
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	6,000	6,114,060
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,400	4,400,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	18,200	18,347,802
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	163,906
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.850%		02/01/44	2,600	2,961,949
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	298,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,350,704
JPMorgan Chase & Co., Sub. Notes(a)	4.125%		12/15/26	9,450	9,809,563
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	1,980	2,089,827
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	3,675	3,472,875
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/31/49	5,215	5,140,686
Morgan Stanley, Sr. Unsec’d. Notes	3.700%		10/23/24	3,760	3,883,403
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	1,190	1,248,183
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	900	905,617
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	11,274,746
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	4.000%		07/23/25	15,405	16,108,007
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	108,281
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	130,013
Morgan Stanley, Sub. Notes, MTN(a)	5.000%		11/24/25	1,000	1,082,218
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,000	2,096,470
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,390,938
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,790	5,862,954

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A(a)	4.125%	09/24/25	16,150	$16,173,030
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	6,890	6,885,542
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	6,750	7,822,136
Wells Fargo & Co., Sub. Notes, MTN	4.125%	08/15/23	1,500	1,600,163
Wells Fargo & Co., Sub. Notes, MTN(a)	4.900%	11/17/45	7,060	7,577,794

				432,240,819

Beverages — 2.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	1.900%	02/01/19	12,000	12,171,360
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.000%	01/17/43	13,125	12,915,433
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	25,591,071
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,347,316
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	3.750%	07/15/42	5,770	5,481,840
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	252,280
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,710,786
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	259,917
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,500	1,533,750
Dr Pepper Snapple Group, Inc., Gtd. Notes(a)	4.500%	11/15/45	17,400	18,114,705
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.450%	04/14/46	13,925	15,525,707
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.600%	07/17/45	12,645	14,256,188
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.200%	08/01/18	5,500	5,622,804

				118,783,157

Biotechnology — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,312,168
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.875%	11/15/21	500	541,929
Amgen, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/01/45	3,600	3,674,426
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,444,424
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	10,305	11,372,041
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42	5,400	6,350,162
Amgen, Inc., Sr. Unsec’d. Notes	5.750%	03/15/40	1,580	1,860,831
Biogen, Inc., Sr. Unsec’d. Notes(a)	5.200%	09/15/45	8,515	9,444,778
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	1,837	1,871,594
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45	11,150	12,056,874
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	10,955	12,241,007
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.650%	03/01/26	12,295	13,065,085
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,502,110
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	20,100	22,001,299
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	2,550	2,792,597
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%	12/01/41	1,000	1,212,838

				108,744,163

Building Materials — 0.9%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	14,245,294

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	$2,892,750
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,844,309
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,133,889
Masco Corp., Sr. Unsec’d. Notes	6.125%	10/03/16	5,629	5,765,503
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,647,834
Owens Corning, Gtd. Notes	7.000%	12/01/36	9,000	9,942,741
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,829,530
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,375,375; purchased 02/11/15 - 05/04/15)(f)(g)	5.375%	11/15/24	6,150	6,242,250

				49,544,100

Chemicals — 5.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,324,804
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,145	3,989,355
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,606,907
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,142,003
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,283,742
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,152,511
Albemarle Corp., Sr. Unsec’d. Notes	4.500%	12/15/20	4,105	4,247,595
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	6,031	6,121,465
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	6,050	6,254,187
Ashland, Inc., Sr. Unsec’d. Notes(g)	6.875%	05/15/43	4,000	3,810,000
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	750	754,500
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	6,891,320
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	4,460	4,200,147
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	30,015	27,609,898
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	1,600	1,740,851
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	985,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,400	1,431,758
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,784,348
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	480	522,170
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	13,030	12,507,262
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	14,549	14,557,206
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	5,180	5,508,205
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	3,732	4,784,383
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,211,446
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	2.800%	02/15/23	900	903,953
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,476,794
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	9,423	9,501,201
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	12,178,261
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	4,325	4,434,634
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.650%	10/15/44	3,200	3,060,154
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	3,600	3,414,182
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	4,266	4,709,707
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	2,815,583
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,024,000
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	24,535	25,439,679
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	8,980	8,022,346
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,671,259
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	3.250%	12/15/19	5,300	4,931,793

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250%	03/01/22	3,100	$2,931,180
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,038,785
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,300	2,061,375
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	807,680
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,490	1,383,206
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	3,849,264
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	3,931,641
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,422,815
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	4,160	4,344,596
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,093,986
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,347,961
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	3.450%	08/01/25	2,980	3,012,121
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%	12/03/20	6,475	6,582,563
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,972,064
Union Carbide Corp., Sr. Unsec’d. Notes(a)	7.750%	10/01/96	500	583,773
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,456,000

				278,823,619

Commercial Services — 1.0%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,000	2,025,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	6.500%	07/15/22	725	770,313
Block Financial LLC, Gtd. Notes(a)	4.125%	10/01/20	7,100	7,329,976
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,827,652
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	13,215,774
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,125,506
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,204,460; purchased 10/23/15)(f)(g)	6.700%	06/01/34	1,000	1,233,896
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $4,509,951; purchased 08/29/13 - 04/24/15)(f)(g)	7.000%	10/15/37	3,623	4,621,064
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,387,547
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,341,996
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,393,750
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,373,162
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	2,932	3,135,903
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	7,181,237

				55,962,776

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	16,887,768
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	20,666	18,664,601
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	9,700	9,431,523
Apple, Inc., Sr. Unsec’d. Notes(a)	4.650%	02/23/46	30,995	33,835,816
HP, Inc., Sr. Unsec’d. Notes	6.000%	09/15/41	5,975	5,373,819

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%		08/01/23	900	$952,814
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%		02/12/24	360	386,686
NCR Corp., Gtd. Notes	6.375%		12/15/23	500	515,000
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	800	796,489
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	9,800	9,996,000

					96,840,516

Distribution/Wholesale — 0.1%
WW Grainger, Inc., Sr. Unsec’d. Notes(a)	4.600%		06/15/45	3,450	3,858,766

Diversified Financial Services — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	15,157	15,081,215
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	4.250%		07/01/20	2,000	2,017,500
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	1,275	1,302,884
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	4.625%		10/30/20	3,475	3,561,875
American Express Co., Jr. Sub. Notes	4.900%	(c)	12/31/49	10,000	8,975,000
American Express Co., Jr. Sub. Notes(a)	5.200%	(c)	12/31/49	985	932,056
American Express Co., Sub. Notes(a)	3.625%		12/05/24	3,610	3,635,566
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	2,736	2,972,371
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	18,000	18,102,600
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,000	1,056,250
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	4,855,378
Legg Mason, Inc., Sr. Unsec’d. Notes(a)	5.625%		01/15/44	6,600	6,479,431
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24	2,450	2,620,045
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		06/17/19	1,755	1,693,575
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	3,250	3,233,750
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	7,100	7,605,875
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	12,135	12,160,920
Synchrony Financial, Sr. Unsec’d. Notes	3.750%		08/15/21	2,670	2,740,827
Synchrony Financial, Sr. Unsec’d. Notes(a)	4.250%		08/15/24	3,525	3,584,467

					102,611,585

Electric — 9.3%
AEP Texas Central Co., Sr. Unsec’d. Notes, 144A	3.850%		10/01/25	7,145	7,494,776
AES Corp., Sr. Unsec’d. Notes	4.875%		05/15/23	750	721,875
Alabama Power Co., Sr. Unsec’d. Notes(a)	4.150%		08/15/44	4,500	4,691,007
Ameren Illinois Co., Sr. Sec’d. Notes(a)	4.150%		03/15/46	5,000	5,314,275
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%		06/01/45	6,600	6,805,148
Arizona Public Service Co., Sr. Unsec’d. Notes(a)	4.350%		11/15/45	9,065	9,750,323
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%		01/15/44	2,550	2,838,981
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes(a)	3.350%		07/01/23	325	339,677
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%		02/01/45	7,150	7,611,933
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	4,800	4,845,365
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44	2,300	2,531,794

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
CMS Energy Corp., Sr. Unsec’d. Notes(a)	3.875%	03/01/24	9,250	$9,783,161
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,779,044
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	708,325
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,635,841
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,465,299
Commonwealth Edison Co., First Mortgage(a)	4.350%	11/15/45	4,655	5,091,797
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,226,326
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,053,120
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,716,448
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.625%	12/01/54	1,750	1,904,562
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,636,366
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,355,166
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,630,211
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	8,991,451
DTE Electric Co., General Ref. Mortgage(a)	3.700%	03/15/45	17,700	17,511,212
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	536,777
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	6,054,947
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,263,160
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,788,952
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,246,818
Duke Energy Carolinas LLC, First Ref. Mortgage(a)	3.750%	06/01/45	10,410	10,265,853
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,274,414
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	455,489
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,620,645
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,245,529
Duke Energy Progress LLC, First Mortgage(a)	4.150%	12/01/44	4,802	5,042,887
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	618,227
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,172,283
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(a)	4.750%	10/13/35	5,000	5,084,575
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,024,349
FirstEnergy Solutions Corp., Gtd. Notes	6.800%	08/15/39	1,000	927,261
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,283,179
Florida Power & Light Co., First Mortgage(a)	3.250%	06/01/24	3,575	3,784,070
Florida Power & Light Co., First Mortgage(a)	4.050%	10/01/44	7,550	8,065,423
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,444,591
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,040,246
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	742,804
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,027,096
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,071,892
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,128,182
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,025,093
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	754,961
Louisville Gas & Electric Co., First Mortgage(a)	4.375%	10/01/45	8,000	8,724,864
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,231,370
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,553,748
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,374,646
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,751,192

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.300%	04/01/19	3,800	$3,821,998
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,362,543
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	10,875,380
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,569,187
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,101,254
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	5,004,802
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,099,573
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	3,710	3,737,825
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	3,961,223
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,077,382
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,445,294
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	2.950%	03/01/26	9,390	9,485,468
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,511,288
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,006,152
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,589,162
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	14,265,984
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	3,825,411
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,785,890
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,822,546
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	823,338
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,012,288
PPL Electric Utilities Corp., First Mortgage(a)	4.125%	06/15/44	4,450	4,688,974
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	653,071
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	11,988,304
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	180,736
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,493,075
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,125,414
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	2,089,864
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,063,486
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	17,009,073
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%	06/01/64	4,720	4,691,364
Southern California Edison Co., First Mortgage(a)	3.600%	02/01/45	4,330	4,155,168
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,702,736
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,077,895
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	973,923
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	605,693
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,548,991
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,312,500
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	4,390	4,280,505
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.200%	05/15/45	8,500	8,928,391
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.450%	02/15/44	5,150	5,617,476
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,221,324
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,974,475
Westar Energy, Inc., First Mortgage(a)	4.125%	03/01/42	3,010	3,146,227
Westar Energy, Inc., First Mortgage(a)	4.250%	12/01/45	4,365	4,619,685
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	730	821,297

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	$4,161,400
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%		11/01/44	5,000	5,765,610

					516,139,651

Electrical Components & Equipment
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	750	592,500

Electronics — 0.7%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,535,892
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	500	495,000
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	9,216	9,309,865
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%		03/11/38	4,920	5,837,423
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,365,190
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,428,674
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%		10/01/37	8,475	11,053,400

					41,025,444

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	835,000

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes(a)	4.875%		06/01/23	1,000	1,008,450
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%		11/01/20	7,015	7,295,600

					8,304,050

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	3,000	3,074,700
Waste Management, Inc., Gtd. Notes(a)	4.100%		03/01/45	2,560	2,569,833

					5,644,533

Foods — 1.8%
Delhaize Group (Belgium), Gtd. Notes	5.700%		10/01/40	6,690	7,212,716
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	1,350	1,370,250
JM Smucker Co. (The), Gtd. Notes	2.500%		03/15/20	1,495	1,512,079
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22	1,510	1,552,956
JM Smucker Co. (The), Gtd. Notes(a)	3.500%		03/15/25	4,000	4,169,708
Kellogg Co., Sr. Unsec’d. Notes	4.500%		04/01/46	3,895	3,987,748
Kraft Foods Group, Inc., Gtd. Notes	6.500%		02/09/40	500	623,854
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35	16,515	18,213,915
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	5.200%		07/15/45	4,975	5,566,473
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%		08/01/39	10,275	13,423,270
Kroger Co. (The), Sr. Unsec’d. Notes	2.000%		01/15/19	13,390	13,577,125
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%		04/15/42	1,150	1,303,089
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%		08/01/43	450	521,767
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%		08/01/21	250	258,750
Sysco Corp., Gtd. Notes(a)	3.750%		10/01/25	7,600	7,993,133
Sysco Corp., Gtd. Notes	4.500%		04/01/46	4,255	4,327,105

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Sysco Corp., Gtd. Notes(a)	4.850%	10/01/45	1,585	$1,696,180
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	9,143,704
Tyson Foods, Inc., Gtd. Notes	4.875%	08/15/34	775	833,470
Tyson Foods, Inc., Gtd. Notes(a)	5.150%	08/15/44	1,075	1,201,955

				98,489,247

Forest Products & Paper — 1.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original costs $3,632,773; purchased 10/08/13 - 10/17/13)(f)(g)	7.250%	06/01/28	2,960	3,898,711
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,195,818; purchased 09/17/15)(f)(g)	7.375%	12/01/25	3,300	4,204,672
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.750%	11/15/29	8,300	11,347,677
International Paper Co., Sr. Unsec’d. Notes(a)	3.800%	01/15/26	3,000	3,059,088
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	35,165	33,865,935
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	994,040
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	2,925	2,943,963
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	6,896,697
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,475,897
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	10,000	11,902,030

				81,588,710

Gas — 0.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	687,225
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,383,310
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	926,005
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	379,053
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,786,475
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,390,065

				14,552,133

Healthcare-Products — 1.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	3,016,073
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	438,314
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,510,509
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	7,010	7,589,215
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,436,536
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	27,789,064
St. Jude Medical, Inc., Sr. Unsec’d. Notes(a)	3.875%	09/15/25	3,015	3,140,686
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	424,163
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,840,117
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,827,517

				75,012,194

Healthcare-Services — 1.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	1,830	1,943,616
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	1,700	1,720,534
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	3,000	3,152,106
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	990,474
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	504,498
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,668,051
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	750	786,563
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	4,000	4,120,000
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	3,500	3,580,937

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	3,500	$3,605,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%		11/01/18	1,775	1,790,070
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%		02/01/45	12,050	11,807,988
LifePoint Hospitals, Inc., Gtd. Notes	5.500%		12/01/21	3,375	3,526,875
Quest Diagnostics, Inc., Gtd. Notes	5.750%		01/30/40	1,251	1,333,345
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20	2,400	2,408,844
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%		04/01/24	1,400	1,457,851
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%		03/30/45	7,800	7,557,186
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24	12,525	13,317,494
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%		11/28/44	3,720	4,028,604
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,060	2,072,552
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	4,545	5,073,938
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	1,080	1,203,555
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.750%		07/15/45	14,345	16,449,282

					94,099,363

Holding Companies-Diversified
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%		10/23/43	3,500	2,767,464

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	588,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	3,332	3,448,620
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	915	905,850

					4,942,470

Home Furnishings
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	778,924
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	468,596

					1,247,520

Household Products/Wares — 0.5%
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	28,053,256
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	404,730

					28,457,986

Housewares — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.150%		10/15/18	2,900	2,900,029
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/01/25	9,150	9,088,668
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	911,429

					12,900,126

Insurance — 2.9%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	813,000
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	3,935,142
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,091,470

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	$3,903,718
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,146,193
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,815,288
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,379,744
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	698,028
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	4,670	4,788,366
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	988,894
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	27,738,448
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	1,590	1,717,200
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	1,967,276
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	189,951
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,113,131
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,590,303
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	21,103,901
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	12,952	15,115,917
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	6,150	6,931,862
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,500	7,928,719
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	100,721
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	3,270	3,289,826
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	2,700	2,877,028
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,541,464
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	9,250	9,874,375
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	375,042
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		08/25/45	3,225	3,492,891
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	676,295
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,667,537
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,066,532

					160,918,262

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.500%	(c)	02/25/17	1,250	1,265,625

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.700%		08/28/20	500	532,500
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,500	2,662,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%		10/01/34	5,400	5,163,059
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	3,600	3,929,918
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%		10/15/21	1,950	1,837,875

					14,125,852

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,369,873
Terex Corp., Gtd. Notes(a)	6.500%		04/01/20	750	723,750

					5,093,623

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified — 0.3%
CNH Industrial Capital LLC, Gtd. Notes	3.250%	02/01/17	3,850	$3,840,375
Deere & Co., Sr. Unsec’d. Notes	5.375%	10/16/29	9,023	10,870,658
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,238,377

				17,949,410

Media — 4.7%
21st Century Fox America, Inc., Gtd. Notes(a)	3.000%	09/15/22	3,915	4,031,479
21st Century Fox America, Inc., Gtd. Notes(a)	3.700%	10/15/25	10,000	10,470,660
21st Century Fox America, Inc., Gtd. Notes(a)	4.950%	10/15/45	4,710	5,035,612
21st Century Fox America, Inc., Gtd. Notes(a)	5.400%	10/01/43	12,321	13,579,331
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%	03/01/37	2,300	2,707,521
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,000	1,194,449
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,117,665
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,481,846
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	2,692	3,554,196
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	1,002,500
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	150,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,115,000
CBS Corp., Gtd. Notes(a)	4.000%	01/15/26	1,600	1,671,202
CBS Corp., Gtd. Notes(a)	4.600%	01/15/45	7,635	7,170,624
CBS Corp., Gtd. Notes	5.900%	10/15/40	85	91,862
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	11,453	12,643,642
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	6,086	6,567,792
Comcast Corp., Gtd. Notes	3.150%	03/01/26	4,730	4,924,687
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,275	1,356,212
Comcast Corp., Gtd. Notes(a)	4.250%	01/15/33	6,090	6,485,789
Comcast Corp., Gtd. Notes(a)	4.600%	08/15/45	25,578	28,376,591
Comcast Corp., Gtd. Notes	4.650%	07/15/42	10,500	11,679,791
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,870,404
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	3,885,669
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	551,781
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	1,265	1,533,199
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,670,176
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	7,377,861
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,662,098
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,345,135
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,025	2,075,625
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%	06/15/20	3,600	3,606,484
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,082,500
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	950	843,322
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	800	793,369
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	380	393,268
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	2,785	3,051,906
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39	4,700	5,290,024
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	4,495	4,396,132
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,542,643
Time Warner, Inc., Gtd. Notes(a)	4.850%	07/15/45	18,385	18,702,546
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	5,803,751
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	6,275	7,253,316
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	735	938,188
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	224,674
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	40	32,076
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	7,050	6,257,411
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	4,605	3,835,813

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.250%		04/01/44	16,436	$14,782,966
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.850%		09/01/43	5,855	5,629,823
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,138,500
Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375%		06/15/24	4,600	4,772,500

					260,751,611

Mining — 2.4%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	2,100	1,991,724
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	6,960	5,990,959
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	7,676,407
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	12,865	11,572,055
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	2,000	2,057,100
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	17,640	17,945,278
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,270	3,298,613
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75	9,690	9,690,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,118,644
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.700%		03/15/23	500	489,631
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%		09/20/21	6,916	7,178,158
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	8,123,083
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	5.200%		11/02/40	10,913	11,155,149
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	3.875%		04/23/25	13,120	12,581,096
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45	11,180	9,910,925
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	8,285,379
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%		07/15/24	11,100	9,379,500

					131,443,701

Miscellaneous Manufacturing — 1.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,015,000
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%		03/15/22	1,000	992,500
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	3,465	3,654,189
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	21,459,945
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	218	284,033
General Electric Co., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	573	829,702
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	536,025
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	6,825	6,805,747
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A(a)	4.400%		05/27/45	7,000	7,679,231
Tyco International Finance SA, Gtd. Notes(a)	5.125%		09/14/45	12,450	13,330,389

					56,586,761

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office Furnishings — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	$3,659,629

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes(a)	3.500%		08/20/20	3,000	2,894,286
Xerox Corp., Sr. Unsec’d. Notes	6.350%		05/15/18	2,983	3,182,885

					6,077,171

Oil & Gas — 4.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	623,367
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	6,742	2,504,653
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.200%		03/15/40	15,066	14,494,245
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	7,041,775
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	2,692,875
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	7,840	7,113,577
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,544,537
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.800%		04/15/24	7,300	6,554,904
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	6.250%		03/15/38	7,065	6,498,599
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	6,693	5,465,095
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	3,300	2,948,695
Devon Energy Corp., Sr. Unsec’d. Notes(a)	2.250%		12/15/18	5,000	4,666,445
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%		06/15/45	10,480	7,821,926
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	10,225	8,008,220
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%		12/15/25	7,515	7,253,764
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	8,330	8,168,206
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	6,286,140
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	3,963,372
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%		01/15/26	11,045	11,485,187
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%		03/06/45	4,370	4,249,060
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	4.114%		03/01/46	9,450	10,019,835
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	3,000	3,019,203
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%		12/14/18	6,160	6,152,768
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%		09/15/24	3,585	3,278,206
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%		09/15/54	4,625	3,619,978
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	500	470,641
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.050%		11/15/44	1,470	1,252,006
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	5,535	4,766,653
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	12,630	11,776,692
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%		04/15/46	29,440	29,630,859
Phillips 66, Gtd. Notes	4.650%		11/15/34	3,500	3,471,857
Phillips 66, Gtd. Notes	4.875%		11/15/44	6,200	6,211,278
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	4.450%		01/15/26	14,525	14,639,225
Range Resources Corp., Gtd. Notes, 144A(a)	4.875%		05/15/25	10,000	8,750,000
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	9,000	8,707,500
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.375%		05/11/45	5,430	5,445,600
Statoil ASA (Norway), Gtd. Notes	3.950%		05/15/43	2,796	2,664,792
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%		03/15/45	7,045	6,290,368

					250,552,103

Oil & Gas Services — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,522,779

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
Cameron International Corp., Sr. Unsec’d. Notes	5.125%	12/15/43	2,000	$2,033,084
Cameron International Corp., Sr. Unsec’d. Notes	7.000%	07/15/38	4,000	5,015,408
Halliburton Co., Sr. Unsec’d. Notes	2.700%	11/15/20	700	710,657
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%	11/15/41	1,835	1,633,095
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	9,350	8,672,368
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	471,347
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	13,895	14,345,615
Schlumberger Investment SA, Gtd. Notes(a)	3.650%	12/01/23	13,850	14,382,519
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	535	390,550
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	374,850

				49,552,272

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	975	960,375
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	3,000	3,150,000
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	306,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	698,437
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,257,792
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,207,628
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,452,500
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	2,987	3,723,645

				15,756,377

Pharmaceuticals — 4.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,272,084
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	959,787
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,613,477
AbbVie, Inc., Sr. Unsec’d. Notes(a)	4.700%	05/14/45	14,255	15,158,368
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,947,783
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	15,449,830
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	23,500	24,715,067
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/45	2,120	2,047,191
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45	2,790	2,965,173
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	8,029,917
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,559,136
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,758,852
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	4.900%	09/15/45	1,415	1,498,359
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	765	784,138
Express Scripts Holding Co., Gtd. Notes(a)	4.500%	02/25/26	16,905	17,502,879
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,427,042
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	539,394
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,500	4,623,750
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	24,704,735
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,556,696
Johnson & Johnson, Sr. Unsec’d. Notes(a)	4.850%	05/15/41	4,080	4,962,198
McKesson Corp., Sr. Unsec’d. Notes(a)	3.796%	03/15/24	6,200	6,472,068
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.125%	11/15/25	3,175	3,371,155
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	8,248,087
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,186,647
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	3.700%	02/10/45	3,515	3,576,976
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,280,863
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18	2,645	2,681,297

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.000%	11/20/45	15,000	$16,053,450
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	4,625	5,297,595
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.300%	06/15/43	3,605	3,946,343
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	8,500	9,609,471
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,821,940
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	1,100	1,034,466

				236,656,214

Pipelines — 2.2%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	819,121
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,290,801
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	10,766	6,895,634
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	752,189
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,508,284
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	539,838
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	3,614,715
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	6.125%	12/15/45	9,130	8,194,759
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	1,964,301
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	10,130	7,860,455
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	1,846,147
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	5,417,510
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46	10,000	9,611,910
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	2,699,247
Enterprise Products Operating LLC, Gtd. Notes(a)	5.100%	02/15/45	4,985	4,838,516
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	62,321
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	11,086,288
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	15,600	15,361,710
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,577,221
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,199,950
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	2,320	2,169,775
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	491,453
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	3,596,005
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.500%	03/15/45	4,000	3,549,104
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	553,367
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%	05/15/45	1,875	1,574,723
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,219,622
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	2,522,458
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	5,400	3,859,936
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.100%	09/15/45	8,655	6,227,662

				121,905,022

Real Estate — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	8,850	8,910,153

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) — 1.9%
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	$3,043,401
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,504,642
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,579,921
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,226,922
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	2,850	2,914,647
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	6,000	5,765,952
Hospitality Properties Trust, Sr. Unsec’d. Notes	5.625%	03/15/17	2,000	2,065,880
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,761,589
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,460,004
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	3,011,448
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,092,044
Realty Income Corp., Sr. Unsec’d. Notes(a)	4.125%	10/15/26	1,550	1,593,787
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,622,915
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	8,500	8,505,984
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,185,708
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,357,750
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	5,008,960
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,402,402
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,139,600
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,417,283
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	17,403,334
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	8.500%	01/15/25	3,500	4,493,093

				103,557,266

Retail — 3.8%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes(a)	5.165%	08/01/44	4,000	3,382,904
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,207,983
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,606,089
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.875%	07/20/25	1,330	1,435,236
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	601,542
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	3,000	3,344,907
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45	23,665	27,406,957
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	20,301,552
CVS Health Corp., Sr. Unsec’d. Notes	6.125%	09/15/39	1,000	1,264,573
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	1,064,548
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,824,204
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.250%	04/01/46	9,395	10,341,931
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	15,945	17,734,077
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	5.875%	12/16/36	8,382	10,906,860
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	8,575	9,341,777
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,072,257
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	7,155,118
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,705,476
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,664,964
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	7,460	7,670,827
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	2,800	2,105,099
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,603,755
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	25,235,988
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	275	281,875
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	314,775
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	12,150	13,326,800
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,421,131
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	6,175	6,905,021
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,357,562
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,848,890

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%		04/15/41	985	$1,273,678
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%		08/15/37	2,623	3,655,208

					212,363,564

Semiconductors — 0.7%
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	5.100%		10/01/35	10,265	11,165,559
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	9,200	9,752,000
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%		11/15/18	4,000	4,021,852
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%		02/01/25	10,000	8,106,250
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%		05/20/45	1,200	1,188,704
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.875%		10/15/23	900	904,500
Sensata Technologies BV, Gtd. Notes, 144A	5.000%		10/01/25	2,500	2,518,750

					37,657,615

Software — 2.0%
CA, Inc., Sr. Unsec’d. Notes	3.600%		08/01/20	5,000	5,117,395
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%		03/01/21	4,070	4,230,928
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	14,000	14,469,350
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20	1,177	1,197,103
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.750%		02/12/45	6,500	6,438,543
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	3,650	3,584,961
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.450%		11/03/45	31,429	34,859,978
Oracle Corp., Sr. Unsec’d. Notes	2.500%		10/15/22	1,500	1,526,251
Oracle Corp., Sr. Unsec’d. Notes	3.900%		05/15/35	7,366	7,349,066
Oracle Corp., Sr. Unsec’d. Notes(a)	4.125%		05/15/45	1,300	1,328,184
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	12,200	12,830,923
Oracle Corp., Sr. Unsec’d. Notes	4.375%		05/15/55	17,315	17,440,828

					110,373,510

Telecommunications — 5.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%		03/30/20	5,000	5,532,355
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%		03/30/40	5,440	6,423,519
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%		07/16/42	1,800	1,748,612
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25	3,085	3,206,339
AT&T, Inc., Sr. Unsec’d. Notes	4.300%		12/15/42	6,778	6,203,971
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	18,974	17,382,005
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%		05/15/35	28,060	27,669,910
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	1,950	1,902,141
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44	6,703	6,525,498
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	1,675	1,688,320
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.350%		09/01/40	4,825	5,073,319
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	16,806,675
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	680	729,907
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.650%		02/15/47	10,000	11,037,150
AT&T, Inc., Sr. Unsec’d. Notes	6.000%		08/15/40	9,165	10,189,381
AT&T, Inc., Sr. Unsec’d. Notes	6.375%		03/01/41	2,960	3,446,511
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30	1,675	2,618,151
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16	7,500	8,100,000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%		04/15/22	4,125	$4,414,575
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,499,217
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	3.750%		05/15/22	7,000	6,877,626
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,375,000
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	950	969,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	1,500	1,511,551
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.272%		01/15/36	4,275	4,253,591
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	677	684,411
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%		09/15/48	30,689	30,741,202
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	3,469	3,330,240
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,825,496
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%		08/21/46	4,425	4,666,255
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	78,559	78,812,667
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.050%		03/15/34	21,112	22,882,516
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41	5,711	6,827,243

					311,954,354

Transportation — 2.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42	7,480	7,914,461
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43	200	215,059
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%		09/01/44	2,455	2,660,290
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%		09/01/43	13,388	15,655,231
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		11/07/43	2,000	2,249,912
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%		08/01/34	500	654,147
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%		09/15/35	3,970	4,068,297
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%		03/15/33	1,775	1,999,692
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%		09/15/2115	14,400	15,439,810
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%		10/15/31	2,532	3,256,899
CSX Corp., Sr. Unsec’d. Notes(a)	3.350%		11/01/25	16,500	16,990,941
CSX Corp., Sr. Unsec’d. Notes	3.400%		08/01/24	2,435	2,519,195
CSX Corp., Sr. Unsec’d. Notes	4.500%		08/01/54	1,600	1,582,744
CSX Corp., Sr. Unsec’d. Notes	4.750%		05/30/42	5,000	5,252,745
CSX Corp., Sr. Unsec’d. Notes(a)	5.500%		04/15/41	2,682	3,076,806
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	1,000	1,231,435
CSX Corp., Sr. Unsec’d. Notes	6.220%		04/30/40	531	654,166

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	$1,405,325
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	783,073
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,972,333
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,180	10,462,047
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,107,004
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	11,725,702
Kansas City Southern, Gtd. Notes, 144A	4.950%	08/15/45	10,000	10,212,850
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,090,916
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,450,428
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,176,186
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,540,567
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,285,874
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	894,306
Union Pacific Corp., Sr. Unsec’d. Notes	3.250%	01/15/25	3,575	3,734,087
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,504,774
Union Pacific Corp., Sr. Unsec’d. Notes(a)	4.050%	11/15/45	1,705	1,748,675
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	288,402
Union Pacific Corp., Sr. Unsec’d. Notes(a)	4.300%	06/15/42	1,125	1,177,416
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,783,537
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,119,112
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,398,420

				151,282,864

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,294,350; purchased 08/04/15)(f)(g)	2.500%	06/15/19	2,315	2,301,714
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original costs $13,545,037; purchased 02/20/15 - 02/23/15)(a)(f)(g)	3.750%	05/11/17	12,970	13,170,231

				15,471,945

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	5,074,080

TOTAL CORPORATE BONDS (cost $4,764,815,236)				4,853,940,477

FOREIGN AGENCY — 0.3%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,001,318
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,330,272
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	5,000	4,981,500
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,665,561
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,505,722
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771; purchased 04/30/14)(f)(g)	4.000%	05/07/21	1,300	1,233,375

TOTAL FOREIGN AGENCY (cost $16,736,958)				16,717,748

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	$500	498,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	5.550%	01/21/45	2,400	2,658,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,901,988)				3,156,750

MUNICIPAL BONDS — 2.6%

California — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,532,352
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,117,495
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,322,653
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,111,227
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,525,440
State of California, General Obligation Unlimited	7.350%	11/01/39	2,560	3,763,866
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,192,451
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,747,068
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,115,835
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,263,157

				35,691,544

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,414,250
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,741,840

				9,156,090

Florida — 0.1%
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,731,801

Illinois
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	754,158

Massachusetts
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,223,587

Minnesota — 0.1%
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,125	4,563,294

Missouri
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	861,746
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	402,769

				1,264,515

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, BABs(a)	7.102%	01/01/41	10,685	$15,511,628
New Jersey State Turnpike Authority, Revenue Bonds, BABs(a)	7.414%	01/01/40	5,940	8,893,249

				24,404,877

New York — 0.3%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,425	2,420,732
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	4,199	4,192,399
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,450,610
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	847,078
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	4,725	5,092,652
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	622,220

				14,625,691

North Carolina — 0.2%
University of North Carolina at Chapel Hill, Revenue Bonds	3.327%	12/01/36	12,000	12,236,400

Ohio — 0.2%
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,013,707
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,688,025
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,400,620

				13,102,352

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,998,167

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,205,200

Texas — 0.3%
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,522,083
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	9,209,813

				14,731,896

TOTAL MUNICIPAL BONDS (cost $139,406,975)				147,689,572

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds	3.000%	11/15/45	3,610	3,897,248
U.S. Treasury Notes	1.000%	03/15/19	475	476,855

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,354,542)				4,374,103

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

PREFERRED STOCK — 0.3%

Electric Utilities — 0.3%
SCE Trust V, 5.450% (cost $14,125,000)	565,000	15,057,250

TOTAL LONG-TERM INVESTMENTS (cost $5,401,299,985)		5,516,979,232

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 12.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $690,475,096; includes $625,173,182 of cash collateral for securities on loan)(b)(w)	690,475,096	$690,475,096

TOTAL INVESTMENTS — 111.3% (cost $6,091,775,081)		6,207,454,328
Liabilities in excess of other assets(z) — (11.3)%		(631,953,843)

NET ASSETS — 100.0%		$5,575,500,485

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,099,837 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $613,054,244; cash collateral of $625,173,182 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $70,818,337. The aggregate value of $69,405,155 is approximately 1.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
705	2 Year U.S. Treasury Notes	Jun. 2016	$154,160,197	$154,218,750	$58,553
2,529	5 Year U.S. Treasury Notes	Jun. 2016	305,961,615	306,423,915	462,300
3,805	20 Year U.S. Treasury Bonds	Jun. 2016	628,976,570	625,684,688	(3,291,882)

					(2,771,029)

Short Positions:
2,618	10 Year U.S. Treasury Notes	Jun. 2016	340,738,547	341,362,656	(624,109)
3,780	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	656,883,447	652,168,126	4,715,321

					4,091,212

					$1,320,183

(1)  Cash of $10,135,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$465,943,495	$10,099,837
Corporate Bonds	—	4,853,940,477	—
Foreign Agency	—	16,717,748	—
Foreign Government Bonds	—	3,156,750	—
Municipal Bonds	—	147,689,572	—
U.S. Treasury Obligations	—	4,374,103	—
Preferred Stock	15,057,250	—	—
Affiliated Mutual Fund	690,475,096	—	—
Other Financial Instruments*
Futures Contracts	1,320,183	—	—

Total	$706,852,529	$5,491,822,145	$10,099,837

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.1%
COMMON STOCKS — 70.6%
Airlines — 1.1%
Delta Air Lines, Inc.	3,177	$154,656

Banks — 2.5%
JPMorgan Chase & Co.	3,002	177,778
US Bancorp	3,921	159,153

		336,931

Beverages — 0.4%
PepsiCo, Inc.	514	52,675

Biotechnology — 0.8%
Celgene Corp.*	1,020	102,092

Capital Markets — 1.3%
BlackRock, Inc.	373	127,033
KKR & Co. LP, MLP	3,178	46,685

		173,718

Chemicals — 1.3%
Ashland, Inc.	1,620	178,135

Consumer Finance — 1.1%
Synchrony Financial*	5,043	144,532

Diversified Financial Services — 3.1%
CME Group, Inc.	1,467	140,905
Markit Ltd.*	7,622	269,438

		410,343

Diversified Telecommunication Services — 1.7%
Level 3 Communications, Inc.*	1,691	89,369
SBA Communications Corp. (Class A Stock)*	1,352	135,430

		224,799

Electric Utilities — 2.2%
Brookfield Infrastructure Partners LP (Canada)	6,432	270,980
Eversource Energy	343	20,011

		290,991

Electrical Equipment — 0.5%
Sensata Technologies Holding NV*	1,779	69,096

Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp. (Class A Stock)	1,478	85,458
CDW Corp.	4,205	174,508
Zebra Technologies Corp. (Class A Stock)*	1,904	131,376

		391,342

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	612	45,135

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	545	85,881
CVS Health Corp.	2,365	245,321
Fresh Market, Inc. (The)*	2,236	63,793
Whole Foods Market, Inc.	2,883	89,690

		484,685

Food Products — 1.9%
ConAgra Foods, Inc.	5,841	260,625

Health Care Equipment & Supplies — 1.0%
DENTSPLY SIRONA, Inc.	2,146	132,258

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 4.0%
Accretive Health, Inc.*	6,052	$15,433
DaVita HealthCare Partners, Inc.*	5,539	406,452
UnitedHealth Group, Inc.	896	115,494

		537,379

Hotels, Restaurants & Leisure — 3.6%
Darden Restaurants, Inc.	1,527	101,240
McDonald’s Corp.	1,373	172,559
Starwood Hotels & Resorts Worldwide, Inc.	1,533	127,898
Wyndham Worldwide Corp.	1,066	81,474

		483,171

Household Durables — 1.4%
Lennar Corp. (Class A Stock)	3,228	156,106
Newell Rubbermaid, Inc.	869	38,488

		194,594

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.*	112	66,488
Priceline Group, Inc. (The)*	59	76,049
Vipshop Holdings Ltd. (China), ADR*	5,256	67,697

		210,234

Internet Software & Services — 2.9%
Alphabet, Inc. (Class A Stock)*	258	196,828
Alphabet, Inc. (Class C Stock)*	28	20,859
eBay, Inc.*	7,041	167,998

		385,685

IT Services — 2.6%
Visa, Inc. (Class A Stock)	2,957	226,151
WEX, Inc.*	1,437	119,788

		345,939

Life Sciences Tools & Services — 1.6%
Mettler-Toledo International, Inc.*	282	97,222
Thermo Fisher Scientific, Inc.	853	120,776

		217,998

Machinery — 2.2%
Ingersoll-Rand PLC	2,182	135,306
Valmont Industries, Inc.	1,301	161,116

		296,422

Media — 0.1%
Cablevision Systems Corp. (Class A Stock)	562	18,546

Multi-Utilities — 1.5%
NiSource, Inc.	2,359	55,578
WEC Energy Group, Inc.	2,431	146,030

		201,608

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	685	31,900
Columbia Pipeline Group, Inc.	1,296	32,530
Devon Energy Corp.	1,261	34,602
Enbridge, Inc. (Canada)	6,973	271,319
Kinder Morgan, Inc.	3,066	54,759

		425,110

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	2,478	158,295

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Professional Services — 2.2%
Nielsen Holdings PLC		3,195	$168,249
Verisk Analytics, Inc. (Class A Stock)*		1,586	126,753

			295,002

Real Estate Investment Trusts (REITs) — 1.7%
Outfront Media, Inc.		1,988	41,947
Starwood Property Trust, Inc.		3,423	64,797
Weyerhaeuser Co.		3,762	116,547

			223,291

Real Estate Management & Development — 1.6%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)		6,009	209,053

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)		484	64,222

Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV (Netherlands)		833	83,625

Specialty Retail — 5.4%
Asbury Automotive Group, Inc.*		1,281	76,655
Five Below, Inc.*		2,578	106,575
Home Depot, Inc. (The)		2,056	274,332
Party City Holdco, Inc.*		3,900	58,656
TJX Cos., Inc. (The)		252	19,744
Tractor Supply Co.		2,116	191,413

			727,375

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.		1,699	185,174
SanDisk Corp.		631	48,006

			233,180

Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc.*		1,113	75,361
PVH Corp.		2,843	281,628

			356,989

Tobacco — 0.5%
Philip Morris International, Inc.		706	69,266

Transportation Infrastructure — 1.4%
Wesco Aircraft Holdings, Inc.*		13,290	191,243

Water Utilities — 0.7%
American Water Works Co., Inc.		1,371	94,503

TOTAL COMMON STOCKS (cost $9,279,200)			9,474,743

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 5.5%
Healthcare-Services — 0.6%
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	25	26,094
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	55	59,538

			85,632

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Leisure Time — 0.3%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	40	$40,696

Media — 0.2%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	38	32,015

Oil & Gas — 0.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	5	5,087
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	15	15,450
Southwestern Energy Co.,
Sr. Unsec’d. Notes
7.500%	02/01/18	20	16,750

			37,287

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	20	20,813

Pipelines — 1.8%
Genesis Energy LP / Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	50	46,250
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.950%	02/15/18	55	57,571
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	85	82,131
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	45	35,100
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	10	8,568
4.000%	07/01/22	12	10,741

			240,361

Retail — 1.0%
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	15	14,550
5.750%	02/15/18	5	5,063
7.950%	04/01/17	25	25,750
8.125%	10/01/19	30	30,825
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	40	40,900
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	20	21,025

			138,113

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Semiconductors — 0.3%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	35		$37,100

Software — 0.8%
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24	35		34,997
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	65		68,348

				103,345

TOTAL CORPORATE BONDS (cost $732,684)				735,362

TOTAL LONG-TERM INVESTMENTS (cost $10,011,884)				10,210,105

		Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,345,025)(w)		2,345,025		2,345,025

		Notional Amount (000)#
OPTIONS PURCHASED*(l)
Call Options
Westar Energy, Inc.,
expiring 06/17/16, Strike Price $55.00		1		450

Put Options
Lululemon Athletica, Inc.,
expiring 04/01/16, Strike Price $60.00		— (r	)	6
PVH Corp.,
expiring 04/15/16, Strike Price $85.00		— (r	)	20
S&P 500 Index,
expiring 09/16/16, Strike Price $1,900.00		— (r	)	4,462
expiring 09/16/16, Strike Price $1,910.00		— (r	)	4,665

				9,153

TOTAL OPTIONS PURCHASED (cost $16,485)				9,603

TOTAL SHORT-TERM INVESTMENTS (cost $2,361,510)				2,354,628

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.6% (cost $12,373,394)				12,564,733

	Shares	Value
SECURITIES SOLD SHORT(q) — (15.4)%

COMMON STOCKS — (10.2)%
Auto Components — (0.2)%
Dorman Products, Inc.*	376	$(20,462)

Banks — (0.2)%
Cullen/Frost Bankers, Inc.	596	(32,846)

Capital Markets — (1.4)%
Blackstone Group LP (The)	1,351	(37,896)
Franklin Resources, Inc.	1,811	(70,720)
Prospect Capital Corp.	5,705	(41,475)
Waddell & Reed Financial, Inc. (Class A Stock)	1,791	(42,160)

		(192,251)

Construction & Engineering — (0.3)%
Fluor Corp.	844	(45,323)

Consumer Finance — (0.3)%
Capital One Financial Corp.	311	(21,555)
OneMain Holdings, Inc.*	673	(18,460)

		(40,015)

Electric Utilities — (0.4)%
Southern Co. (The)	899	(46,505)

Electrical Equipment — (0.2)%
Rockwell Automation, Inc.	255	(29,006)

Energy Equipment & Services — (0.5)%
Core Laboratories NV	645	(72,504)

Health Care Equipment & Supplies — (0.4)%
Medtronic PLC	668	(50,100)

Hotels, Restaurants & Leisure — (0.6)%
BJ’s Restaurants, Inc.*	378	(15,713)
Chuy’s Holdings, Inc.*	1,503	(46,698)
Starbucks Corp.	408	(24,358)

		(86,769)

IT Services — (0.5)%
CGI Group, Inc. (Canada) (Class A Stock)*	1,338	(63,930)

Machinery — (0.1)%
Schindler Holding AG (Switzerland)	76	(13,917)

Multiline Retail — (1.2)%
Dollar General Corp.	600	(51,360)
Nordstrom, Inc.	1,875	(107,269)

		(158,629)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	855	(65,510)

Oil, Gas & Consumable Fuels — (0.8)%
Diamondback Energy, Inc.*	723	(55,801)
Dominion Midstream Partners LP, MLP	967	(32,636)
Phillips 66 Partners LP, MLP	194	(12,142)
Southwestern Energy Co.*	299	(2,413)

		(102,992)

Specialty Retail — (1.4)%
Gap, Inc. (The)	2,441	(71,765)
Group 1 Automotive, Inc.	308	(18,077)
Sally Beauty Holdings, Inc.*	1,861	(60,259)
Sonic Automotive, Inc. (Class A Stock)	1,941	(35,870)

		(185,971)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares		Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — (1.2)%
Ralph Lauren Corp.	750		$(72,195)
Under Armour, Inc. (Class A Stock)*	478		(40,549)
VF Corp.	800		(51,808)

			(164,552)

TOTAL COMMON STOCKS (proceeds received $1,271,306)			(1,371,282)

EXCHANGE TRADED FUNDS — (5.2)%
Consumer Discretionary Select Sector SPDR Fund	1,766		(139,602)
iShares Core S&P Small-Cap ETF	364		(40,975)
iShares Russell 2000 ETF	274		(30,310)
iShares Russell Mid-Cap ETF	1,041		(169,600)
SPDR S&P Retail ETF	1,917		(88,527)
Utilities Select Sector SPDR Fund	2,528		(125,439)
Vanguard REIT ETF	1,183		(99,135)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $678,979)			(693,588)

TOTAL SECURITIES SOLD SHORT (proceeds received $1,950,285)			(2,064,870)

	Notional Amount (000)#
OPTIONS WRITTEN*(l) — (0.2)%
Call Options
Five Below, Inc.,
expiring 04/15/16, Strike Price $44.00	1		(150)
Fresh Market, Inc. (The),
expiring 06/17/16, Strike Price $27.50	1		(1,557)
Ingersoll-Rand PLC,
expiring 06/17/16, Strike Price $62.50	— (r	)	(460)
Lululemon Athletica, Inc.,
expiring 04/01/16, Strike Price $67.50	— (r	)	(171)
PVH Corp.,
expiring 04/15/16, Strike Price $95.00	— (r	)	(1,760)
S&P 500 Index,
expiring 09/16/16, Strike Price $2,100.00	— (r	)	(5,390)
expiring 09/16/16, Strike Price $2,125.00	— (r	)	(4,446)
Valmont Industries, Inc.,
expiring 06/17/16, Strike Price $125.00	— (r	)	(480)
Weyerhaeuser Co.,
expiring 04/15/16, Strike Price $34.00	— (r	)	(2)
expiring 04/15/16, Strike Price $35.00	1		(2)
Put Options
Allison Transmission Holdings, Inc.,

	Notional Amount (000)#		Value
OPTIONS WRITTEN*(l) (Continued)
expiring 11/18/16, Strike Price $22.50	1		$(465)
BlackRock, Inc.,
expiring 10/21/16, Strike Price $300.00	— (r	)	(1,320)
Five Below, Inc.,
expiring 04/15/16, Strike Price $36.00	1		(30)
Fresh Market, Inc. (The),
expiring 06/17/16, Strike Price $17.50^	1		(70)
Lululemon Athletica, Inc.,
expiring 04/01/16, Strike Price $55.00	— (r)		(3)
Party City Holdco, Inc.,
expiring 07/15/16, Strike Price $12.50	1		(363)
PVH Corp.,
expiring 04/15/16, Strike Price $80.00^	— (r)		(12)
expiring 04/15/16, Strike Price $90.00	— (r)		(19)
S&P 500 Index,
expiring 09/16/16, Strike Price $1,675.00	— (r)		(1,860)
expiring 09/16/16, Strike Price $1,725.00	— (r)		(2,120)
Schlumberger Ltd.,
expiring 01/20/17, Strike Price $67.50	— (r)		(940)
Starwood Property Trust, Inc.,
expiring 09/16/16, Strike Price $17.50	— (r)		(280)
Wesco Aircraft Holdings, Inc.,
expiring 08/19/16, Strike Price $12.50	1		(455)
expiring 12/16/16, Strike Price $12.50	1		(1,035)
Westar Energy, Inc.,
expiring 05/20/16, Strike Price $50.00	1		(1,060)

TOTAL OPTIONS WRITTEN (premiums received $27,368)			(24,450)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 78.0% (cost $10,395,741)			10,475,413
Other assets in excess of liabilities(z) — 22.0%			2,946,414

NET ASSETS — 100.0%			$13,421,827

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(82) and (0.0)% of net assets.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(q)	The aggregate value of securities sold short is $2,064,870. Deposit with Goldman Sachs as collateral in the amount of $2,913,834 exceeds the value of securities sold short as of March 31, 2016. Securities sold short are subject to contractual netting arrangements.

Futures contracts outstanding at March 31, 2016:

(r)	Less than $500 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized (Depreciation)(1)(2)
Short Positions:
3	Russell 2000 Mini Index	Jun. 2016	$321,640	$332,880	$(11,240)
14	S&P 500 E-Mini	Jun. 2016	1,417,330	1,436,050	(18,720)
1	S&P Mid Cap 400 E-Mini	Jun. 2016	138,630	144,120	(5,490)

					$(35,450)

(1)	Cash of $89,400 has been segregated with Goldman Sachs & Co. to cover requirement for open contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)(2)

OTC swap agreements:
Goldman Sachs & Co.	2/13/17	54	Pay fixed payments on GSCBNBCB Custom Index and receive variable payments based on the one month LIBOR minus 120bps.	$(10,283)	$—	$(10,283)
Goldman Sachs & Co.	5/18/17	33	Pay fixed payments on GSCBNBCD Custom Index and receive variable payments based on the one month LIBOR minus 35bps.	(2,194)	—	(2,194)
Goldman Sachs & Co.	12/19/16	13	Pay fixed payments on GSCBNIN2 Custom Index and receive variable payments based on the one month LIBOR minus 225bps.	(1,194)	—	(1,194)
Goldman Sachs & Co.	10/07/16	58	Pay fixed payments on GSCBNINV Custom Index and receive variable payments based on the one month LIBOR minus 150bps.	986	—	986
Goldman Sachs & Co.	12/10/16	26	Pay fixed payments on GSCBNML2 Custom Index and receive variable payments based on the one month LIBOR minus 290bps.	(3,184)	—	(3,184)
Goldman Sachs & Co.	10/03/16	12	Pay fixed payments on GSCBNUTL Custom Index and receive variable payments based on the one month LIBOR minus 150bps.	(534)	—	(534)

				$(16,403)	$—	$(16,403)

(1)  The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

(2)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,474,743	$—	$—
Corporate Bonds	—	735,362	—
Affiliated Mutual Fund	2,345,025	—	—
Options Purchased	9,603	—	—
Short Sales – Common Stocks	(1,357,365)	(13,917)	—
Short Sales – Exchange Traded Funds	(693,588)	—	—
Options Written	(24,368)	—	(82)
Other Financial Instruments*
Futures Contracts	(35,450)	—	—
OTC Total Return Swap Agreements	—	(16,403)	—

Total	$9,718,600	$705,042	$(82)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 4.2%
AAR Corp.	94,700	$2,203,669
B/E Aerospace, Inc.	94,900	4,376,788
General Dynamics Corp.	40,900	5,373,033
Huntington Ingalls Industries, Inc.	33,890	4,640,897
Northrop Grumman Corp.	11,300	2,236,270
Raytheon Co.	11,100	1,361,193
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	183,400	8,319,024
Textron, Inc.	137,400	5,009,604
Vectrus, Inc.*	4,744	107,926

		33,628,404

Airlines — 0.4%
Alaska Air Group, Inc.	36,500	2,993,730

Auto Components — 1.5%
Goodyear Tire & Rubber Co. (The)	192,100	6,335,458
Lear Corp.	50,700	5,636,319

		11,971,777

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	62,300	3,197,859

Banks — 6.4%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	2,816,786
BankUnited, Inc.	219,600	7,563,024
BB&T Corp.(a)	109,700	3,649,719
CIT Group, Inc.	51,200	1,588,736
Comerica, Inc.(a)	148,100	5,608,547
Fifth Third Bancorp	288,900	4,821,741
Huntington Bancshares, Inc.(a)	857,600	8,181,504
KeyCorp	467,700	5,163,408
M&T Bank Corp.	45,000	4,995,000
PNC Financial Services Group, Inc. (The)	22,600	1,911,282
Regions Financial Corp.	651,600	5,115,060

		51,414,807

Biotechnology — 0.2%
United Therapeutics Corp.*(a)	14,400	1,604,592

Building Products — 0.4%
Owens Corning	69,900	3,304,872

Capital Markets — 0.8%
Ameriprise Financial, Inc.	46,500	4,371,465
Ashford, Inc.*	770	35,104
State Street Corp.	42,300	2,475,396

		6,881,965

Chemicals — 3.5%
Ashland, Inc.	56,300	6,190,748
Cabot Corp.	77,800	3,760,074
Celanese Corp. (Class A Stock)	53,700	3,517,350
CF Industries Holdings, Inc.	94,500	2,961,630
Eastman Chemical Co.	78,500	5,670,055
Huntsman Corp.	301,600	4,011,280
Olin Corp.	150,500	2,614,185

		28,725,322

Commercial Services & Supplies — 4.8%
ADT Corp. (The)(a)	398,300	16,433,858
Covanta Holding Corp.(a)	430,700	7,261,602
Pitney Bowes, Inc.(a)	205,300	4,422,162

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.(a)	229,278	$3,760,159
Tyco International PLC	182,400	6,695,904

		38,573,685

Communications Equipment — 1.3%
Brocade Communications Systems, Inc.	610,300	6,456,974
Harris Corp.	13,100	1,019,966
Juniper Networks, Inc.	128,400	3,275,484

		10,752,424

Construction & Engineering — 0.6%
Fluor Corp.(a)	58,900	3,162,930
Tutor Perini Corp.*	113,100	1,757,574

		4,920,504

Consumer Finance — 1.1%
Discover Financial Services	91,600	4,664,272
Navient Corp.	95,000	1,137,150
Nelnet, Inc. (Class A Stock)	76,900	3,027,553

		8,828,975

Containers & Packaging — 1.2%
Avery Dennison Corp.(a)	75,127	5,417,408
Owens-Illinois, Inc.*	70,600	1,126,776
Sonoco Products Co.	60,500	2,938,485
WestRock Co.	14,220	555,007

		10,037,676

Electric Utilities — 4.7%
American Electric Power Co., Inc.	90,700	6,022,480
Edison International	180,100	12,947,389
Entergy Corp.	112,500	8,919,000
FirstEnergy Corp.	215,500	7,751,535
PPL Corp.	56,200	2,139,534

		37,779,938

Electronic Equipment, Instruments & Components — 2.4%
Flextronics International Ltd.*	301,600	3,637,296
Ingram Micro, Inc. (Class A Stock)	133,900	4,808,349
Itron, Inc.*	152,300	6,353,956
Tech Data Corp.*(a)	59,100	4,537,107

		19,336,708

Energy Equipment & Services — 0.4%
Bristow Group, Inc.(a)	41,000	775,720
Noble Corp. PLC(a)	140,300	1,452,105
Oceaneering International, Inc.	39,900	1,326,276

		3,554,101

Food & Staples Retailing — 1.2%
Kroger Co. (The)	33,100	1,266,075
SUPERVALU, Inc.*	346,900	1,998,144
Whole Foods Market, Inc.(a)	220,800	6,869,088

		10,133,307

Food Products — 2.3%
Archer-Daniels-Midland Co.	98,900	3,591,059
Bunge Ltd.	20,600	1,167,402
Fresh Del Monte Produce, Inc.	63,400	2,667,238
Sanderson Farms, Inc.(a)	41,200	3,715,416
Tyson Foods, Inc. (Class A Stock)	109,500	7,299,270

		18,440,385

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	84,800	$9,042,224

Health Care Providers & Services — 2.4%
Aetna, Inc.	34,700	3,898,545
Cigna Corp.	38,900	5,338,636
Community Health Systems, Inc.*	46,200	855,162
Kindred Healthcare, Inc.(a)	147,957	1,827,269
Laboratory Corp. of America Holdings*	14,600	1,710,098
Owens & Minor, Inc.(a)	86,000	3,476,120
Select Medical Holdings Corp.(a)	182,400	2,154,144

		19,259,974

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.(a)	134,300	6,171,085

Household Durables — 0.8%
Whirlpool Corp.	33,900	6,113,526

Independent Power & Renewable Electricity Producers — 1.6%
AES Corp.	1,092,700	12,893,860

Insurance — 7.4%
Aflac, Inc.	43,900	2,771,846
Allstate Corp. (The)	68,200	4,594,634
American Financial Group, Inc.	55,400	3,898,498
Aspen Insurance Holdings Ltd. (Bermuda)	71,100	3,391,470
Endurance Specialty Holdings Ltd.	89,878	5,872,628
Everest Re Group Ltd.	31,700	6,258,531
Hartford Financial Services Group, Inc. (The)	150,200	6,921,216
Lincoln National Corp.	208,400	8,169,280
Maiden Holdings Ltd.	189,700	2,454,718
Principal Financial Group, Inc.	64,300	2,536,635
Universal Insurance Holdings, Inc.(a)	8,800	156,640
Unum Group	186,100	5,754,212
Validus Holdings Ltd.	88,700	4,185,753
XL Group PLC (Ireland)	72,500	2,668,000

		59,634,061

IT Services — 3.2%
Amdocs Ltd.	152,700	9,226,134
Convergys Corp.(a)	152,500	4,234,925
Teradata Corp.*(a)	244,329	6,411,193
Xerox Corp.	577,900	6,449,364

		26,321,616

Machinery — 3.6%
AGCO Corp.(a)	113,100	5,621,070
Briggs & Stratton Corp.	111,500	2,667,080
Cummins, Inc.	31,000	3,408,140
Meritor, Inc.*	225,000	1,813,500
Oshkosh Corp.(a)	88,100	3,600,647
Trinity Industries, Inc.(a)	194,600	3,563,126
Valmont Industries, Inc.	52,400	6,489,216
Wabash National Corp.*(a)	146,800	1,937,760

		29,100,539

Media — 1.9%
CBS Corp. (Class B Stock)	103,900	5,723,851
Gannett Co., Inc.	46,949	710,808
Lions Gate Entertainment Corp.	139,700	3,052,445
TEGNA, Inc.(a)	93,900	2,202,894
Viacom, Inc. (Class B Stock)	95,900	3,958,752

		15,648,750

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	$3,175,821

Multiline Retail — 2.5%
Dillard’s, Inc. (Class A Stock)	41,600	3,532,256
Kohl’s Corp.(a)	193,402	9,014,467
Macy’s, Inc.	172,000	7,583,480

		20,130,203

Multi-Utilities — 2.9%
Ameren Corp.	140,800	7,054,080
CenterPoint Energy, Inc.	301,100	6,299,012
Public Service Enterprise Group, Inc.	215,100	10,139,814

		23,492,906

Oil, Gas & Consumable Fuels — 4.7%
Cabot Oil & Gas Corp.	245,300	5,570,763
Devon Energy Corp.	224,800	6,168,512
DHT Holdings, Inc.	209,700	1,207,872
Hess Corp.	44,300	2,332,395
Marathon Petroleum Corp.	122,028	4,537,001
ONEOK, Inc.(a)	164,500	4,911,970
Ship Finance International Ltd. (Norway)(a)	124,700	1,732,083
Tesoro Corp.	69,700	5,994,897
Valero Energy Corp.	85,700	5,496,798

		37,952,291

Paper & Forest Products — 0.4%
Clearwater Paper Corp.*	8,500	412,335
Domtar Corp.	71,600	2,899,800

		3,312,135

Pharmaceuticals — 0.4%
Lannett Co., Inc.*(a)	29,200	523,556
Mylan NV*(a)	66,800	3,096,180

		3,619,736

Real Estate Investment Trusts (REITs) — 9.9%
Ashford Hospitality Prime, Inc.	25,065	292,508
Ashford Hospitality Trust, Inc.	198,300	1,265,154
Blackstone Mortgage Trust, Inc. (Class A Stock)	105,574	2,835,718
Brandywine Realty Trust	253,400	3,555,202
CBL & Associates Properties, Inc.	304,681	3,625,704
Colony Starwood Homes(a)	282,020	6,979,995
Corrections Corp. of America	210,904	6,759,473
DuPont Fabros Technology, Inc.	111,100	4,502,883
Franklin Street Properties Corp.	320,400	3,399,444
Government Properties Income Trust(a)	62,200	1,110,270
Hospitality Properties Trust	160,300	4,257,568
Lexington Realty Trust(a)	438,300	3,769,380
Mack-Cali Realty Corp.	105,400	2,476,900
MFA Financial, Inc.(a)	357,400	2,448,190
Omega Healthcare Investors, Inc.(a)	74,000	2,612,200
PennyMac Mortgage Investment Trust	124,800	1,702,272
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,257,724
Rouse Properties, Inc.(a)	92,000	1,690,960
Select Income REIT	107,600	2,480,180
Senior Housing Properties Trust	165,917	2,968,255
Starwood Property Trust, Inc.	319,400	6,046,242
Summit Hotel Properties, Inc.	188,872	2,260,798
Sunstone Hotel Investors, Inc.	261,600	3,662,400
Two Harbors Investment Corp.	307,800	2,443,932

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT, Inc.	389,300	$3,453,091

		79,856,443

Real Estate Management & Development
RMR Group, Inc. (The) (Class A Stock)*	5,473	136,880

Road & Rail — 1.0%
Avis Budget Group, Inc.*(a)	103,800	2,839,968
Hertz Global Holdings, Inc.*	471,700	4,967,001

		7,806,969

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.*	321,928	1,896,156
ON Semiconductor Corp.*	445,700	4,274,263
Skyworks Solutions, Inc.(a)	88,400	6,886,360

		13,056,779

Software — 3.7%
CA, Inc.	130,200	4,008,858
Cadence Design Systems, Inc.*	247,600	5,838,408
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	8,904,446
Nuance Communications, Inc.*	391,800	7,322,742
Symantec Corp.	201,504	3,703,643

		29,778,097

Specialty Retail — 3.2%
Best Buy Co., Inc.	294,411	9,550,693
Foot Locker, Inc.(a)	42,000	2,709,000
GameStop Corp. (Class A Stock)(a)	103,100	3,271,363
GNC Holdings, Inc. (Class A Stock)	104,800	3,327,400
Group 1 Automotive, Inc.(a)	31,030	1,821,151
Office Depot, Inc.*	615,500	4,370,050
Outerwall, Inc.(a)	29,200	1,080,108

		26,129,765

Technology Hardware, Storage & Peripherals — 2.3%
Lexmark International, Inc. (Class A Stock)	62,700	2,096,061
NCR Corp.*	131,200	3,926,816
SanDisk Corp.	39,800	3,027,984
Seagate Technology PLC(a)	97,000	3,341,650
Western Digital Corp.(a)	131,500	6,212,060

		18,604,571

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.*(a)	108,300	6,488,253

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.*(a)	193,500	1,484,145
Radian Group, Inc.	180,083	2,233,029

		3,717,174

Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Netherlands)*	213,000	8,255,880
Aircastle Ltd.	165,598	3,682,899

		11,938,779

TOTAL LONG-TERM INVESTMENTS (cost $680,529,089)		779,463,468

	Shares	Value
SHORT-TERM INVESTMENTS — 23.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $186,487,201; includes $155,763,097 of cash collateral for securities on loan)(b)(w)	186,487,201	$186,487,201

TOTAL INVESTMENTS — 119.5% (cost $867,016,290)		965,950,669
Liabilities in excess of other assets — (19.5)%		(157,356,367)

NET ASSETS — 100.0%		$808,594,302

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,522,326; cash collateral of $155,763,097 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,628,404	$—	$—
Airlines	2,993,730	—	—
Auto Components	11,971,777	—	—
Automobiles	3,197,859	—	—
Banks	51,414,807	—	—
Biotechnology	1,604,592	—	—
Building Products	3,304,872	—	—
Capital Markets	6,881,965	—	—
Chemicals	28,725,322	—	—
Commercial Services & Supplies	38,573,685	—	—
Communications Equipment	10,752,424	—	—
Construction & Engineering	4,920,504	—	—
Consumer Finance	8,828,975	—	—
Containers & Packaging	10,037,676	—	—
Electric Utilities	37,779,938	—	—
Electronic Equipment, Instruments & Components	19,336,708	—	—
Energy Equipment & Services	3,554,101	—	—
Food & Staples Retailing	10,133,307	—	—
Food Products	18,440,385	—	—
Health Care Equipment & Supplies	9,042,224	—	—
Health Care Providers & Services	19,259,974	—	—
Hotels, Restaurants & Leisure	6,171,085	—	—
Household Durables	6,113,526	—	—
Independent Power & Renewable Electricity Producers	12,893,860	—	—
Insurance	59,634,061	—	—
IT Services	26,321,616	—	—
Machinery	29,100,539	—	—
Media	15,648,750	—	—
Metals & Mining	3,175,821	—	—
Multiline Retail	20,130,203	—	—
Multi-Utilities	23,492,906	—	—
Oil, Gas & Consumable Fuels	37,952,291	—	—
Paper & Forest Products	3,312,135	—	—
Pharmaceuticals	3,619,736	—	—
Real Estate Investment Trusts (REITs)	79,856,443	—	—
Real Estate Management & Development	136,880	—	—
Road & Rail	7,806,969	—	—
Semiconductors & Semiconductor Equipment	13,056,779	—	—
Software	29,778,097	—	—
Specialty Retail	26,129,765	—	—
Technology Hardware, Storage & Peripherals	18,604,571	—	—
Textiles, Apparel & Luxury Goods	6,488,253	—	—
Thrifts & Mortgage Finance	3,717,174	—	—
Trading Companies & Distributors	11,938,779	—	—
Affiliated Mutual Fund	186,487,201	—	—

Total	$965,950,669	$—	$—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 91.0%
Argentina — 0.6%
Arcos Dorados Holdings, Inc. (Class A Stock)*	122,900	$460,875
Banco Macro SA, ADR	2,190	141,189
BBVA Banco Frances SA, ADR	5,600	111,832
Grupo Financiero Galicia SA, ADR(a)	6,230	176,309
MercadoLibre, Inc.	3,300	388,905
Pampa Energia SA, ADR*	20,000	428,800
Petrobras Argentina SA (Class B Stock)	96,144	61,472
Petrobras Argentina SA, ADR	17,039	111,605
Telecom Argentina SA, ADR	21,430	383,383
Transportadora de Gas del Sur SA (Class B Stock), ADR	32,130	187,639

		2,452,009

Bahrain — 0.7%
Ahli United Bank BSC	1,880,874	1,134,070
Al Salam Bank-Bahrain BSC	2,459,694	609,318
GFH Financial Group BSC*	3,095,354	687,460
Ithmaar Bank BSC*	2,412,364	295,510

		2,726,358

Botswana — 0.6%
Barclays Bank of Botswana Ltd.^(g)	272,230	115,521
Botswana Insurance Holdings Ltd.^	123,564	182,494
First National Bank of Botswana Ltd.^(g)	885,555	292,459
Letshego Holdings Ltd.	1,667,377	384,539
Sechaba Breweries Ltd.^(g)	401,237	1,054,902
Standard Chartered Bank Botswana Ltd.^(g)	91,217	89,533

		2,119,448

Brazil — 3.7%
AES Tiete Energia SA, UTS	26,800	115,379
AMBEV SA	35,600	185,740
AMBEV SA, ADR	184,800	957,264
Banco do Brasil SA	40,075	217,558
BM&FBovespa SA	51,799	220,412
BR Malls Participacoes SA	33,100	134,954
BRF SA	33,460	478,033
CCR SA	141,700	552,510
CETIP SA - Mercados Organizados	13,800	153,903
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	47,778
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,200	265,320
Cia de Saneamento de Minas Gerais-COPASA	19,000	97,281
Cia Energetica de Minas Gerais, ADR	109,396	247,235
Cia Hering	36,300	148,001
Cia Paranaense de Energia, ADR	15,400	121,968
Cia Siderurgica Nacional SA*	72,200	142,165
Cielo SA	210,678	2,044,877
Cosan SA Industria e Comercio	13,500	117,817
CPFL Energia SA*	8,461	46,168
CPFL Energia SA, ADR*	34,819	379,179
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	120,553
EcoRodovias Infraestrutura e Logistica SA	22,700	37,753
EDP - Energias do Brasil SA	29,400	102,125
Embraer SA, ADR	23,900	630,004
Equatorial Energia SA	24,200	275,137

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Estacio Participacoes SA	47,000	$153,458
Even Construtora e Incorporadora SA	70,900	80,648
Fibria Celulose SA	23,400	197,188
Hypermarcas SA*	15,200	118,450
Iochpe-Maxion SA	19,300	68,115
JBS SA	40,567	123,428
Klabin SA, UTS	40,300	218,219
Kroton Educacional SA	164,000	523,610
Light SA	26,100	71,499
Localiza Rent A Car SA	22,615	186,737
Lojas Renner SA	85,900	498,345
Marfrig Global Foods SA*	48,640	88,334
MRV Engenharia e Participacoes SA	45,600	150,662
Multiplan Empreendimentos Imobiliarios SA	7,700	115,319
Natura Cosmeticos SA	10,300	76,570
Odontoprev SA	115,800	367,788
Qualicorp SA	92,300	382,482
Raia Drogasil SA	10,600	153,797
Rumo Logistica Operadora Multimodal SA*	31,557	29,226
Smiles SA	13,100	139,720
Tim Participacoes SA	272,333	602,130
Totvs SA	37,600	280,041
Tractebel Energia SA	27,300	277,886
Ultrapar Participacoes SA	52,700	1,020,392
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,100	91,686
WEG SA	104,260	403,336

		14,258,180

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	176,287
Central Cooperative Bank AD*^(g)	87,402	50,794
Chimimport AD*(g)	265,946	178,844
Corporate Commercial Bank AD*^	3,940	688
Industrial Holding Bulgaria PLC*(g)	72,512	35,855
MonBat AD(g)	48,227	201,465
Olovno Tzinkov Komplex AD*^(g)	9,086	—
Petrol AD*(g)	90,727	21,112
Sopharma AD Sofia*(g)	197,237	307,961

		973,006

Chile — 2.9%
AES Gener SA	227,462	114,953
Aguas Andinas SA (Class A Stock)	196,650	112,366
Almendral SA(g)	2,165,647	139,010
Antarchile SA	29,805	301,654
Banco de Chile	4,846,730	521,210
Banco de Credito e Inversiones	5,663	228,963
Banco Santander Chile	6,302,356	306,415
Banmedica SA	190,859	319,095
Cencosud SA	262,569	662,243
Cia Cervecerias Unidas SA, ADR	14,950	335,627
Colbun SA	772,001	215,086
Corpbanca SA	26,181,273	239,419
E.CL SA	49,355	80,829
Embotelladora Andina SA (Class B Stock), ADR	9,150	174,491
Empresa Nacional de Electricidad SA	315,372	438,682
Empresa Nacional de Telecomunicaciones SA	57,950	511,619
Empresas CMPC SA	369,698	862,629

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Empresas COPEC SA	148,822	$1,424,706
Enersis Americas SA	1,563,372	432,979
Enersis Chile SA*^	1,506,979	—
Forus SA	18,500	52,470
Latam Airlines Group SA, ADR*	92,783	649,481
Parque Arauco SA	60,200	110,479
Quinenco SA	97,600	179,203
Ripley Corp. SA	146,630	66,597
SACI Falabella	174,209	1,216,654
Salfacorp SA	108,740	73,029
Sigdo Koppers SA	133,519	176,391
Sociedad Quimica y Minera de Chile SA, ADR	25,800	530,190
Sonda SA	311,725	600,416
Vina Concha y Toro SA	139,650	242,861

		11,319,747

China — 8.1%
3SBio, Inc.*	241,500	326,059
AAC Technologies Holdings, Inc.	12,500	95,575
Agricultural Bank of China Ltd. (Class H Stock)	303,000	109,007
Air China Ltd. (Class H Stock)	142,000	100,773
Alibaba Group Holding Ltd., ADR*(a)	4,100	324,023
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	339,357
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	493,739
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	129,337
Baidu, Inc., ADR*	3,300	629,904
Bank of China Ltd. (Class H Stock)	816,000	338,776
Bank of Communications Co. Ltd. (Class H Stock)	227,800	149,886
BBMG Corp. (Class H Stock)	342,000	264,634
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	155,929
Beijing Enterprises Holdings Ltd.	29,000	158,810
Beijing Enterprises Water Group Ltd.*	526,000	330,024
Brilliance China Automotive Holdings Ltd.	350,000	362,645
BYD Co. Ltd. (Class H Stock)*	59,000	339,591
CGN Power Co. Ltd. (Class H Stock)	1,231,000	417,136
China Agri-Industries Holdings Ltd.*	804,000	248,425
China Biologic Products, Inc.*	1,800	206,064
China CITIC Bank Corp. Ltd. (Class H Stock)*	179,000	109,718
China Coal Energy Co. Ltd. (Class H Stock)	437,000	181,307
China Communications Construction Co. Ltd. (Class H Stock)	229,000	274,145
China Communications Services Corp. Ltd. (Class H Stock)	396,000	180,822
China Construction Bank Corp. (Class H Stock)	938,670	600,894
China Everbright Ltd.	32,000	67,082
China Hongqiao Group Ltd.	274,000	190,660
China Life Insurance Co. Ltd. (Class H Stock)	75,000	184,294
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	292,315
China Medical System Holdings Ltd.	165,000	229,020
China Mengniu Dairy Co. Ltd.	316,000	503,251

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	$123,680
China Merchants Holdings International Co. Ltd.	114,000	338,973
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	88,095
China Mobile Ltd.	234,000	2,591,543
China National Building Material Co. Ltd. (Class H Stock)	516,000	239,523
China Oilfield Services Ltd. (Class H Stock)	138,000	108,122
China Overseas Land & Investment Ltd.	38,720	122,633
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	165,991
China Petroleum & Chemical Corp. (Class H Stock)	1,157,000	751,589
China Power International Development Ltd.	478,000	247,605
China Railway Group Ltd. (Class H Stock)	363,000	275,771
China Resources Beer Holdings Company Ltd.	178,000	331,552
China Resources Gas Group Ltd.	88,000	251,331
China Resources Land Ltd.	54,444	139,682
China Resources Power Holdings Co. Ltd.	187,400	350,334
China Shanshui Cement Group Ltd.*^(g)	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	324,904
China Shipping Container Lines Co. Ltd. (Class H Stock)*	683,000	156,122
China Shipping Development Co. Ltd. (Class H Stock)	194,000	128,561
China Taiping Insurance Holdings Co. Ltd.*	39,800	87,657
China Telecom Corp. Ltd. (Class H Stock)	532,000	281,653
China Unicom Hong Kong Ltd.	262,052	345,129
China Vanke Co. Ltd. (Class H Stock)	27,100	66,502
China Yurun Food Group Ltd.*	741,000	119,963
China Zhongwang Holdings Ltd.	218,800	108,225
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	380,876
CITIC Ltd.	237,000	360,592
CNOOC Ltd. (Class H Stock)	874,000	1,019,998
COSCO Pacific Ltd.	252,000	330,349
Country Garden Holdings Co. Ltd.	177,831	70,686
CSPC Pharmaceutical Group Ltd.	360,000	325,856
Ctrip.com International Ltd., ADR*(a)	12,900	570,954
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	275,084
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	402,691
Golden Eagle Retail Group Ltd.	242,000	283,798
Guangdong Investment Ltd.	306,000	386,927
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	195,438
Hengan International Group Co. Ltd.	73,000	635,820
Huaneng Power International, Inc. (Class H Stock)	488,000	437,554
Huaneng Renewables Corp. Ltd. (Class H Stock)	432,000	134,272
Industrial & Commercial Bank of China Ltd. (Class H Stock)	718,000	402,205
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	107,484	84,160

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	$215,469
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	264,824
Kunlun Energy Co. Ltd.	230,000	200,096
Lenovo Group Ltd.	112,000	87,290
Li Ning Co. Ltd.*	350,979	162,539
Luye Pharma Group Ltd.*	200,500	155,090
NetEase, Inc., ADR	1,700	244,086
New Oriental Education & Technology Group, Inc., ADR	16,800	581,112
PetroChina Co. Ltd. (Class H Stock)	962,000	636,704
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	92,063
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	43,500	208,747
Real Gold Mining Ltd.*^(g)	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	236,000	150,510
Shanghai Electric Group Co. Ltd. (Class H Stock)	214,000	97,741
Shanghai Industrial Holdings Ltd.	85,000	200,464
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	301,140
SINA Corp.*	2,000	94,740
Sino-Ocean Land Holdings Ltd.	161,500	76,533
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	544,000	276,143
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,108,120
Sohu.com, Inc.*	1,600	79,264
Tencent Holdings Ltd.	60,900	1,245,062
Tingyi Cayman Islands Holding Corp.	192,000	214,523
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	114,187
Want Want China Holdings Ltd.	753,400	558,653
Weichai Power Co. Ltd. (Class H Stock)	104,000	116,507
Yangzijiang Shipbuilding Holdings Ltd.	330,000	239,677
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	340,096
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	141,901
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	158,818
Zhongsheng Group Holdings Ltd.	270,000	130,931
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	459,207
ZTE Corp. (Class H Stock)^(g)	132,729	234,794

		31,562,633

Colombia — 1.3%
Almacenes Exito SA	63,617	330,752
Banco de Bogota SA	12,177	243,499
Bancolombia SA	29,008	236,858
BanColombia SA, ADR	12,000	410,160
Celsia SA ESP	124,720	161,069
Cementos Argos SA	63,127	241,946
Corp. Financiera Colombiana SA	11,849	152,889
Ecopetrol SA, ADR(a)	81,200	699,132
Empresa de Energia de Bogota SA	546,044	337,580
Empresa de Telecomunicaciones de Bogota*	321,215	64,232
Grupo Argos SA	54,106	360,645
Grupo Aval Acciones y Valores SA(g)	531,452	203,689
Grupo de Inversiones Suramericana SA	29,045	381,393

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Grupo Nutresa SA	69,696	$588,599
Grupo Odinsa SA*^	25,472	73,856
Interconexion Electrica SA ESP	116,700	336,817
Isagen SA ESP	201,702	273,932

		5,097,048

Croatia — 0.6%
Atlantic Grupa	912	112,556
Atlantska Plovidba dd*	2,227	37,546
Ericsson Nikola Tesla dd(g)	1,376	232,280
Hrvatski Telekom dd	27,411	599,273
Koncar-Elektroindustrija dd(g)	2,137	205,809
Ledo dd	122	178,176
Podravka Prehrambena Ind dd*	3,546	171,982
Valamar Riviera dd	152,459	566,773
Zagrebacka Banka dd(g)	51,700	316,319

		2,420,714

Czech Republic — 1.1%
CEZ A/S	85,776	1,510,759
Komercni Banka A/S	7,991	1,763,705
Pegas Nonwovens SA	15,863	496,877
Philip Morris CR A/S	800	444,517
Unipetrol A/S*	17,874	135,916

		4,351,774

Egypt — 0.2%
Global Telecom Holding SAE, GDR*	343,100	556,210

Estonia — 0.6%
Merko Ehitus A/S(g)	9,442	96,844
Olympic Entertainment Group A/S	263,501	584,685
Tallink Group A/S	485,209	518,441
Tallinna Kaubamaja Grupp A/S(g)	68,345	561,499
Tallinna Vesi A/S (Class A Stock)(g)	33,851	570,083

		2,331,552

Ghana — 0.5%
CAL Bank Ltd.*^(g)	1,140,075	297,670
Ghana Commercial Bank Ltd.^(g)	1,190,800	1,134,835
Standard Chartered Bank Ghana Ltd.(g)	78,000	328,903

		1,761,408

Greece — 1.4%
Aegean Airlines SA	12,691	122,749
Aegean Marine Petroleum Network, Inc.(a)	14,800	112,036
Alpha Bank AE*	59,786	131,791
Athens Water Supply & Sewage Co. SA (The)	47,093	230,425
Costamare, Inc.(a)	18,300	162,870
Diana Shipping, Inc.*(a)	50,500	134,835
Dryships, Inc.*	30,784	72,342
Ellaktor SA*	85,344	122,215
Eurobank Ergasias SA*	85,144	74,388
FF Group	5,816	114,054
GEK Terna Holding Real Estate Construction SA*	47,389	88,462
Grivalia Properties REIC AE	15,587	130,027
Hellenic Exchanges - Athens Stock Exchange SA	28,659	161,380
Hellenic Petroleum SA*	27,540	115,940
Hellenic Telecommunications Organization SA	99,168	892,572

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Intralot SA-Integrated Lottery Systems & Services*	40,700	$52,192
Jumbo SA*	21,510	290,590
Metka SA	12,200	90,489
Motor Oil Hellas Corinth Refineries SA	22,778	245,195
Mytilineos Holdings SA*	45,865	179,273
National Bank of Greece SA*	1,176,559	329,285
OPAP SA	48,550	339,909
Public Power Corp. SA	141,144	499,144
Terna Energy SA*	44,714	144,296
Titan Cement Co. SA	30,122	646,351
Tsakos Energy Navigation Ltd.	22,400	138,432

		5,621,242

Hong Kong — 0.6%
China Gas Holdings Ltd.	212,000	312,908
China High Speed Transmission Equipment Group Co. Ltd.*	165,000	137,457
China Overseas Property Holdings Ltd.*	420,240	61,422
Huabao International Holdings Ltd.*	313,000	118,182
Kingboard Chemical Holdings Ltd.	165,000	284,613
Lee & Man Paper Manufacturing Ltd.	287,000	196,329
Nine Dragons Paper Holdings Ltd.	289,000	218,955
Shimao Property Holdings Ltd.	42,000	62,283
Sino Biopharmaceutical Ltd.	798,000	598,701
WH Group Ltd.*	578,000	418,016

		2,408,866

Hungary — 1.8%
Magyar Telekom Telecommunications PLC*	472,219	780,448
MOL Hungarian Oil & Gas PLC	35,724	2,147,355
OTP Bank PLC	82,946	2,080,914
Richter Gedeon Nyrt	94,137	1,875,321

		6,884,038

India — 5.5%
ACC Ltd.	6,400	133,505
Adani Power Ltd.*	177,209	92,092
Ambuja Cements Ltd.	73,500	258,020
Apollo Hospitals Enterprise Ltd.	7,700	154,516
Ashok Leyland Ltd.*	101,023	165,632
Asian Paints Ltd.	24,250	317,946
Aurobindo Pharma Ltd.*	18,200	204,676
Axis Bank Ltd.	27,543	184,674
Bajaj Auto Ltd.	6,350	230,735
Bharat Heavy Electricals Ltd.	106,120	182,357
Bharat Petroleum Corp. Ltd.	10,000	136,519
Bharti Airtel Ltd.*	228,136	1,208,614
Bharti Infratel Ltd.	79,095	456,185
Bosch Ltd.	663	208,168
Cipla Ltd.	18,850	145,686
Coal India Ltd.	76,370	336,567
Colgate-Palmolive India Ltd.	12,900	161,805
Container Corp. of India Ltd.	6,498	122,000
Crompton Greaves Consumer Electricals Ltd.*^	59,700	100,110
Crompton Greaves Ltd.*(g)	59,700	44,016
Dabur India Ltd.	43,900	165,625
Divi’s Laboratories Ltd.	9,319	138,898
Dr. Reddy’s Laboratories Ltd.	5,625	256,991
Eicher Motors Ltd.	1,045	302,575

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
GAIL India Ltd.*	62,161	$334,458
Glenmark Pharmaceuticals Ltd.	11,924	143,131
Godrej Consumer Products Ltd.	11,200	233,646
Havells India Ltd.	20,300	98,463
HCL Technologies Ltd.	18,540	227,865
HDFC Bank Ltd.	22,548	365,482
Hero MotoCorp Ltd.	4,000	177,896
Hindalco Industries Ltd.	83,000	109,959
Hindustan Unilever Ltd.	48,190	632,524
Housing Development Finance Corp. Ltd.	31,670	528,481
ICICI Bank Ltd., ADR	36,500	261,340
Idea Cellular Ltd.	206,360	343,376
IDFC Ltd.	104,784	63,982
IFCI Ltd.*	182,664	68,131
Indian Oil Corp. Ltd.*	19,439	115,514
IndusInd Bank Ltd.	8,505	124,243
Infosys Ltd., ADR	55,220	1,050,284
ITC Ltd.	125,940	623,984
Jindal Steel & Power Ltd.*	108,435	98,400
JSW Energy Ltd.	94,200	98,751
JSW Steel Ltd.	6,700	129,735
Kotak Mahindra Bank Ltd.	19,984	205,358
Larsen & Toubro Ltd., GDR, RegS	19,393	355,959
LIC Housing Finance Ltd.	17,455	129,971
Lupin Ltd.	11,369	253,915
Mahindra & Mahindra Ltd., GDR	20,700	371,565
Maruti Suzuki India Ltd.	5,794	325,262
Mundra Port & Special Economic Zone Ltd.*	86,589	323,749
Nestle India Ltd.	1,400	121,685
NHPC Ltd.	226,173	82,452
NTPC Ltd.	320,272	622,927
Oil & Natural Gas Corp. Ltd.*	82,698	267,262
Oil India Ltd.	13,082	61,821
Power Grid Corp. of India Ltd.*	240,908	505,814
Rajesh Exports Ltd.	8,600	80,666
Reliance Communications Ltd.*	157,500	118,950
Reliance Industries Ltd.	9,749	153,853
Reliance Industries Ltd., GDR, 144A	34,291	1,051,019
Reliance Infrastructure Ltd.	19,100	153,757
Reliance Power Ltd.	163,449	121,792
Siemens Ltd.	18,100	300,435
State Bank of India	21,736	63,732
State Bank of India, GDR, RegS	4,133	121,097
Steel Authority of India Ltd.*	221,400	143,812
Sun Pharmaceutical Industries Ltd.	54,574	675,534
Suzlon Energy Ltd.*	890,100	190,746
Tata Communications Ltd.	10,702	60,996
Tata Consultancy Services Ltd.	14,476	550,889
Tata Motors Ltd., ADR*	9,690	281,495
Tata Power Co. Ltd.	193,885	189,154
Tata Steel Ltd.	44,690	215,351
Tech Mahindra Ltd.	21,808	156,379
Titan Co. Ltd.	45,100	230,668
UltraTech Cement Ltd.	6,137	299,291
United Phosphorus Ltd.*	39,272	283,346
United Spirits Ltd.*	6,426	242,406
Vedanta Ltd.	166,972	225,837
Wipro Ltd.	19,974	170,086
WNS Holdings Ltd., ADR*	1,700	52,088

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Zee Entertainment Enterprises Ltd.	35,088	$204,965

		21,503,641

Indonesia — 2.8%
Adaro Energy Tbk PT	10,778,900	523,497
AKR Corporindo Tbk PT	523,500	274,220
Astra Agro Lestari Tbk PT	44,000	60,342
Astra International Tbk PT	1,740,900	951,589
Bank Central Asia Tbk PT	465,300	466,499
Bank Danamon Indonesia Tbk PT	301,900	86,496
Bank Mandiri Persero Tbk PT	444,300	344,960
Bank Negara Indonesia Persero Tbk PT	227,400	89,147
Bank Rakyat Indonesia Persero Tbk PT	447,200	384,836
Berlian Laju Tanker Tbk PT*^(g)	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	155,210
Energi Mega Persada Tbk PT*(g)	23,809,500	89,779
Gudang Garam Tbk PT	54,900	270,249
Hanson International Tbk PT*	2,095,800	127,261
Indo Tambangraya Megah Tbk PT	145,000	72,327
Indocement Tunggal Prakarsa Tbk PT	331,500	492,917
Indofood CBP Sukses Makmur Tbk PT	180,800	206,896
Indofood Sukses Makmur Tbk PT	560,700	305,475
Indosat Tbk PT*	180,700	84,112
Jasa Marga Persero Tbk PT*	731,000	297,493
Kalbe Farma Tbk PT	7,365,100	801,978
Lippo Karawaci Tbk PT	978,200	77,037
Matahari Department Store Tbk PT	150,200	207,842
Mitra Keluarga Karyasehat Tbk PT	1,121,000	205,000
Pembangunan Perumahan Persero Tbk PT	478,700	139,273
Perusahaan Gas Negara Persero Tbk	3,754,500	740,057
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	86,229
Semen Indonesia Persero Tbk PT	585,300	448,612
Sigmagold Inti Perkasa Tbk PT*	3,222,800	102,566
Siloam International Hospitals Tbk PT	135,800	74,733
Surya Citra Media Tbk PT	503,100	119,009
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	109,958
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,133,507
Tower Bersama Infrastructure Tbk PT*	271,100	118,861
Unilever Indonesia Tbk PT	115,800	374,640
United Tractors Tbk PT	364,300	420,219
Vale Indonesia Tbk PT*	1,106,500	145,694
Waskita Karya Persero Tbk PT	652,500	98,599
Xl Axiata Tbk PT*	249,800	75,311

		10,762,430

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	8,105	285,568
Arab Bank PLC^	112,914	973,904
Arab Potash (The)(g)	10,922	292,464
Bank of Jordan	20,437	91,593
Cairo Amman Bank	52,092	170,342
Capital Bank of Jordan	113,533	144,006
Jordan Ahli Bank	68,614	123,777
Jordan Dubai Islamic Bank	61,327	103,717
Jordan Islamic Bank	17,196	84,348
Jordan Petroleum Refinery Co.	49,617	323,065
Jordan Telecommunications Co. PSC	20,373	64,515
Jordanian Electric Power Co.	54,713	202,898

		2,860,197

	Shares	Value
COMMON STOCKS (Continued)
Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS	143,891	$604,342
Kazkommertsbank JSC, GDR, RegS*(g)	194,400	243,000
KazMunaiGas Exploration Production JSC, GDR, RegS	87,170	649,417
KCell JSC, GDR, RegS	120,530	427,375

		1,924,134

Kenya — 0.7%
ARM Cement Ltd.	264,000	74,165
Bamburi Cement Co. Ltd.	39,100	74,770
Barclays Bank of Kenya Ltd.	857,300	94,645
British American Tobacco Kenya Ltd.	15,800	132,225
Co-operative Bank of Kenya Ltd. (The)	602,399	124,578
Diamond Trust Bank Kenya Ltd.	58,100	122,557
East African Breweries Ltd.	202,800	577,715
Equity Group Holdings Ltd.	816,900	324,103
KCB Group Ltd.	717,740	293,278
Kenya Power & Lighting Ltd.(g)	1,059,105	114,561
Nation Media Group Ltd.	61,900	106,078
Safaricom Ltd.	4,272,800	711,782
Standard Chartered Bank Kenya Ltd.	39,898	90,847

		2,841,304

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	261,311	415,506
Al Ahli Bank of Kuwait KSCP	112,009	124,402
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	120,042
Boubyan Bank KSCP	77,784	109,512
Boubyan Petrochemicals Co. KSCP	189,193	332,192
Burgan Bank SAK*	95,050	107,045
Commercial Bank of Kuwait KPSC	62,263	90,759
Gulf Bank KSCP	216,627	152,180
Gulf Cable & Electrical Industries Co. KSCP	67,500	78,249
Jazeera Airways Co. KSC	39,355	116,038
Kuwait Cement Co. KSC(g)	91,882	115,671
Kuwait Finance House KSCP	310,866	494,705
Kuwait Food Co. Americana SAK	44,832	365,369
Kuwait International Bank KSCP	108,105	70,189
Kuwait Portland Cement Co. KSC	22,259	74,395
Kuwait Projects Co. Holding KSCP	119,856	218,220
Mabanee Co. SAKC^	59,523	169,587
Mezzan Holding Co. KSCC*	63,466	231,461
Mobile Telecommunications Co. KSC	798,891	939,465
National Bank of Kuwait SAKP	317,841	706,154
National Industries Group Holding SAK	329,000	133,021
Qurain Petrochemical Industries Co. KSC	307,410	195,537
Sultan Center Food Products Co. KSC*	226,000	45,672

		5,405,371

Latvia — 0.1%
Grindeks A/S*(g)	52,160	290,830
Latvian Shipping Co. JSC*(g)	332,621	157,073

		447,903

Lebanon — 0.2%
Bank Audi Sal	72,521	435,126
Byblos Bank SAL(g)	78,766	131,539
Solidere, GDR, RegS(g)	27,974	300,721

		867,386

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Lithuania — 0.3%
Apranga PVA(g)	78,286	$234,229
Klaipedos Nafta AB(g)	513,391	245,924
Pieno Zvaigzdes(g)	111,220	172,118
Rokiskio Suris*(g)	145,010	226,060
Siauliu Bankas AB	564,920	213,979

		1,092,310

Luxembourg — 0.1%
Adecoagro SA*	33,500	386,925

Malaysia — 2.8%
AirAsia Bhd	263,500	123,615
Alliance Financial Group Bhd	116,300	123,783
AMMB Holdings Bhd	77,300	91,124
Axiata Group Bhd	237,625	358,661
Berjaya Corp. Bhd	807,700	83,788
Berjaya Sports Toto Bhd	143,387	116,136
Boustead Holdings Bhd	76,360	76,918
British American Tobacco Malaysia Bhd	13,000	180,064
Bumi Armada Bhd	722,550	146,351
CIMB Group Holdings Bhd	140,500	174,640
Dialog Group Bhd	186,120	76,290
DiGi.Com Bhd	228,300	289,102
Felda Global Ventures Holdings Bhd	303,600	117,480
Gamuda Bhd	75,600	95,336
Genting Bhd	156,800	393,939
Genting Malaysia Bhd	297,700	346,347
Globetronics Technology Bhd	78,600	108,995
Hartalega Holdings Bhd	124,500	154,767
Hong Leong Bank Bhd	17,100	59,211
Hong Leong Financial Group Bhd	23,500	93,464
IHH Healthcare Bhd	452,900	761,508
IJM Corp. Bhd	117,280	106,054
Inari Amertron Bhd	126,400	104,351
IOI Corp. Bhd	216,246	253,404
IOI Properties Group Bhd	123,472	73,076
KNM Group Bhd*	696,300	86,437
Kuala Lumpur Kepong Bhd	34,600	212,799
Kulim Malaysia Bhd*	127,000	126,300
Lafarge Malaysia Bhd	110,500	254,902
Magnum Bhd	177,450	112,342
Malayan Banking Bhd	145,650	336,629
Malaysia Airports Holdings Bhd	32,100	55,948
Malaysian Resources Corp. Bhd	52,000	16,661
Maxis Bhd	122,900	199,977
MISC Bhd	68,900	157,173
MMC Corp. Bhd	182,200	102,282
My EG Services Bhd	578,200	317,185
Parkson Holdings Bhd*	210,707	55,641
Petronas Chemicals Group Bhd	485,100	834,300
Petronas Dagangan Bhd	74,600	460,813
Petronas Gas Bhd	36,200	204,077
PPB Group Bhd	29,800	127,508
Public Bank Bhd	40,337	194,082
RHB Capital Bhd	61,100	92,389
SapuraKencana Petroleum Bhd	805,405	383,859
Silverlake Axis Ltd.	423,500	194,790
Sime Darby Bhd	118,300	241,146
Telekom Malaysia Bhd	143,300	242,323
Tenaga Nasional Bhd	168,600	602,335
Top Glove Corp. Bhd	117,300	150,913
UMW Holdings Bhd	47,000	82,670

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Unisem M Bhd	193,400	$110,126
VS Industry Bhd	367,500	113,088
WCT Holdings Bhd	210,917	91,360
YTL Corp. Bhd	437,841	184,049
YTL Power International Bhd	325,300	123,427

		10,975,935

Mauritius — 0.7%
ENL Land Ltd.*(g)	119,957	153,700
Lux Island Resorts Ltd.(g)	115,704	191,307
MCB Group Ltd.	174,992	1,021,987
New Mauritius Hotels Ltd.	524,747	333,646
Omnicane Ltd.^(g)	61,013	114,302
Phoenix Beverages Ltd.^(g)	28,812	292,782
Rogers & Co. Ltd.(g)	269,470	212,256
SBM Holdings Ltd.(g)	21,153,225	408,294

		2,728,274

Mexico — 5.6%
Alfa SAB de CV (Class A Stock)	640,000	1,287,990
America Movil SAB de CV (Class L Stock)	127,190	98,942
America Movil SAB de CV (Class L Stock), ADR(a)	239,300	3,716,329
Arca Continental SAB de CV	55,399	384,554
Bolsa Mexicana de Valores SAB de CV	318,800	546,552
Cemex SAB de CV, ADR*	130,815	952,333
Cemex SAB de CV, UTS*	1,172,990	852,052
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	388,954
El Puerto de Liverpool SAB de CV (Class C1 Stock)	17,800	210,307
Empresas ICA SAB de CV*(a)	265,500	63,927
Fomento Economico Mexicano SAB de CV, ADR	7,800	751,218
Fomento Economico Mexicano SAB de CV, UTS	41,200	397,092
Genomma Lab Internacional SAB de CV (Class B Stock)*	241,600	186,963
Gentera SAB de CV	323,300	638,099
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	836,781
Grupo Bimbo SAB de CV (Class A Stock)*	112,700	333,394
Grupo Carso SAB de CV (Class A Stock)	184,100	857,783
Grupo Elektra SAB de CV	5,714	111,577
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,711,441
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	831,818
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,358,425
Grupo Televisa SAB, ADR	37,200	1,021,512
Grupo Televisa SAB, UTS	154,900	851,553
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	598,578
Industrias CH SAB de CV (Class B Stock)*	52,900	196,295
Industrias Penoles SAB de CV	28,600	361,449
Infraestructura Energetica Nova SAB de CV	69,800	283,609
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	280,970
Mexichem SAB de CV	215,779	528,296
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	112,069
Nemak SAB de CV	203,000	291,861

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Telesites SAB de CV*	26,450	$14,926
TV Azteca SAB de CV, UTS	444,600	70,767
Wal-Mart de Mexico SAB de CV	361,000	854,591

		21,983,007

Monaco — 0.1%
GasLog Ltd.	14,400	140,256
Navios Maritime Holdings, Inc.(a)	76,000	85,880

		226,136

Morocco — 0.7%
Attijariwafa Bank	13,710	481,016
Banque Centrale Populaire	10,424	237,401
BMCE Bank^	8,837	189,338
Cosumar	6,167	115,977
Douja Promotion Groupe Addoha SA	23,202	81,850
Holcim Maroc	1,178	241,393
Maroc Telecom SA	70,407	878,079
Societe Lafarge Ciments SA	2,507	446,099
Taqa Morocco	2,181	138,038

		2,809,191

Netherlands — 0.2%
Nostrum Oil & Gas PLC	18,029	61,313
Steinhoff International Holdings NV	90,285	591,584
VimpelCom Ltd., ADR	45,920	195,619

		848,516

Nigeria — 0.7%
Access Bank PLC	3,416,876	65,051
Afriland Properties PLC, REIT*^(g)	348,765	—
Dangote Cement PLC	495,581	417,840
FBN Holdings PLC	5,173,790	81,888
Forte Oil PLC	281,382	414,580
Guaranty Trust Bank PLC	4,503,189	323,563
Guinness Nigeria PLC	171,887	90,253
Lafarge Africa PLC	394,500	152,630
Nestle Nigeria PLC	45,536	159,958
Nigerian Breweries PLC	672,194	361,395
Oando PLC*	2,757,553	57,917
SEPLAT Petroleum Development Co. PLC	70,595	105,321
UAC of Nigeria PLC	761,931	78,933
United Bank for Africa PLC	6,414,792	101,208
Zenith Bank PLC	2,904,483	156,649

		2,567,186

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	80,050	58,213
Al Batinah Power Co. SAOG	264,819	142,346
Al Suwadi Power	268,549	144,351
Bank Dhofar SAOG	267,060	167,823
Bank Muscat SAOG	395,106	391,847
Bank Nizwa SAOG*	816,931	159,101
Bank Sohar SAOG	388,870	143,412
HSBC Bank Oman SAOG	273,053	69,486
National Bank of Oman SAOG	325,127	215,288
Oman Cement Co. SAOG	116,465	139,117
Oman Flour Mills Co. SAOG(g)	99,479	129,636
Oman Telecommunications Co. SAOG	125,206	495,817
Ooredoo	83,352	155,788
Raysut Cement Co. SAOG	53,013	130,502
Renaissance Services SAOG	227,760	108,838

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Sembcorp Salalah Power & Water Co.(g)	223,560	$156,721
Shell Oman Marketing Co. SAOG	14,904	73,533

		2,881,819

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	58,200	96,597
Engro Corp. Ltd.	53,498	161,303
Engro Foods Ltd.*	188,800	287,145
Fauji Cement Co. Ltd.	242,500	97,042
Fauji Fertilizer Co. Ltd.	110,587	112,521
GlaxoSmithKline Pakistan Ltd.	35,000	81,023
Habib Bank Ltd.	53,900	88,268
Hub Power Co. Ltd. (The)	349,955	349,206
Kot Addu Power Co. Ltd.	147,000	108,316
Lucky Cement Ltd.	28,200	144,904
MCB Bank Ltd.	198,847	391,182
Millat Tractors Ltd.	13,490	68,205
National Bank of Pakistan	193,104	95,263
Nishat Mills Ltd.	176,575	161,510
Oil & Gas Development Co. Ltd.	143,900	157,247
Pakistan Oilfields Ltd.	41,800	102,984
Pakistan Petroleum Ltd.	96,989	118,657
Pakistan State Oil Co. Ltd.	34,985	117,335
Pakistan Telecommunication Co. Ltd.	389,800	55,914

		2,794,622

Panama — 0.3%
Copa Holdings SA (Class A Stock)(a)	16,228	1,099,447

Peru — 1.4%
Alicorp SAA*	448,500	810,567
Cia de Minas Buenaventura SAA, ADR*	47,800	351,808
Cia Minera Milpo SAA	178,924	113,178
Credicorp Ltd.	12,450	1,631,075
Edegel SAA(g)	435,501	352,871
Ferreycorp SAA	525,810	232,820
Grana y Montero SAA	245,062	202,994
Intercorp Financial Services, Inc.	8,764	226,462
Luz del Sur SAA	59,800	178,325
Minsur SA	181,000	56,155
Sociedad Minera Cerro Verde SAA*	4,313	87,985
Southern Copper Corp.	40,327	1,117,461
Volcan Cia Minera SAA (Class B Stock)	608,590	98,990

		5,460,691

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	208,370	294,161
Aboitiz Power Corp.	454,700	434,088
Alliance Global Group, Inc.	435,100	155,995
Atlas Consolidated Mining & Development Corp.*	617,100	56,169
Ayala Corp.	24,290	395,691
Ayala Land, Inc.	543,500	415,918
Bank of the Philippine Islands	165,380	312,520
BDO Unibank, Inc.	137,886	306,210
Bloomberry Resorts Corp.*	734,600	82,193
D&L Industries, Inc.	898,200	187,403
DMCI Holdings, Inc.	360,100	104,808
Emperador, Inc.	1,205,200	198,416
Energy Development Corp.	1,644,700	210,241
Filinvest Land, Inc.	2,488,000	95,644
First Gen Corp.	273,000	131,476

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Globe Telecom, Inc.	7,395	$356,465
GT Capital Holdings, Inc.	6,940	209,324
International Container Terminal Services, Inc.	92,600	136,074
JG Summit Holdings, Inc.	253,120	436,336
Jollibee Foods Corp.	121,600	599,351
Lopez Holdings Corp.	589,100	89,357
LT Group, Inc.	259,000	87,802
Manila Electric Co.	67,380	472,684
Manila Water Co., Inc.	208,500	122,295
Megaworld Corp.	1,014,000	91,406
Melco Crown Philippines Resorts Corp.*	1,466,000	80,535
Metro Pacific Investments Corp.	1,182,600	150,928
Metropolitan Bank & Trust Co.	119,008	213,067
Petron Corp.	561,500	125,620
Philex Mining Corp.*	1,064,100	128,950
Philex Petroleum Corp.*	180,897	9,204
Philippine Long Distance Telephone Co.	22,490	969,196
Puregold Price Club, Inc.	258,600	204,431
Robinsons Land Corp.	155,300	94,209
Robinsons Retail Holdings, Inc.	147,070	236,452
San Miguel Corp.	72,290	120,893
Security Bank Corp.	32,050	121,775
Semirara Mining and Power Corp.	88,400	252,169
SM Investments Corp.	30,872	636,325
SM Prime Holdings, Inc.	1,043,550	497,752
Travellers International Hotel Group, Inc.	1,259,000	102,523
Universal Robina Corp.	206,270	971,217

		10,897,273

Poland — 2.9%
Alior Bank SA*	8,500	147,734
AmRest Holdings SE*	3,611	202,267
Asseco Poland SA	34,757	563,578
Bank Handlowy w Warszawie SA	6,200	150,229
Bank Millennium SA*	127,100	198,594
Bank Pekao SA	16,463	725,824
Bank Zachodni WBK SA*	3,512	288,355
Boryszew SA	84,600	113,334
Budimex SA	5,800	301,451
CCC SA	7,372	315,271
CD Projekt Red SA*	14,760	101,598
Ciech SA*	8,108	152,221
Cyfrowy Polsat SA*	70,733	459,768
Enea SA	60,900	194,198
Energa SA	60,260	211,374
Eurocash SA	39,460	563,579
Getin Noble Bank SA*	453,927	70,346
Grupa Azoty SA*	11,964	308,784
Grupa Lotos SA*	17,944	133,842
ING Bank Slaski SA	4,928	159,811
Jastrzebska Spolka Weglowa SA*	29,342	108,256
KGHM Polska Miedz SA	30,963	630,238
LPP SA	266	391,564
mBank SA*	2,550	231,823
Netia SA	144,420	192,369
Orange Polska SA	225,800	407,355
Orbis SA	5,189	85,514
PGE Polska Grupa Energetyczna SA	208,326	778,952
PKP Cargo SA	12,263	140,758
Polski Koncern Naftowy Orlen SA	48,261	954,665

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe I Gazownictwo SA	266,159	$378,891
Powszechna Kasa Oszczednosci Bank Polski SA*	97,811	727,522
Powszechny Zaklad Ubezpieczen SA	64,539	614,202
Synthos SA	146,900	150,935
Tauron Polska Energia SA	316,177	254,676

		11,409,878

Qatar — 1.4%
Aamal Co.*	67,602	237,454
Al Meera Consumer Goods Co. QSC	1,497	85,076
Barwa Real Estate Co.	13,857	137,699
Commercial Bank QSC (The)	14,961	171,090
Doha Bank QSC	13,979	142,568
Gulf International Services QSC	15,142	150,923
Industries Qatar QSC	14,418	428,739
Masraf Al Rayan QSC	37,009	362,698
Medicare Group	2,928	86,797
Ooredoo QSC	25,464	650,350
Qatar Electricity & Water Co. QSC	10,666	615,061
Qatar Gas Transport Co. Ltd.	36,807	240,580
Qatar Insurance Co. SAQ	13,025	296,523
Qatar International Islamic Bank QSC	4,352	80,292
Qatar Islamic Bank SAQ	5,531	157,377
Qatar National Bank SAQ	27,835	1,076,018
Qatar National Cement Co. QSC	4,057	96,920
Qatar Navigation QSC	6,252	157,071
Qatari Investors Group QSC	10,566	172,503
Vodafone Qatar QSC	73,860	249,811

		5,595,550

Romania — 0.7%
Antibiotice SA(g)	575,841	69,735
Banca Transilvania SA*	896,299	613,842
BRD-Groupe Societe Generale SA*	97,139	259,235
Electrica SA	189,707	593,628
OMV Petrom SA	10,313,400	630,113
Societatea Nationala de Gaze Naturale
ROMGAZ SA	41,308	283,248
Transelectrica SA	31,028	232,295
Transgaz SA Medias	1,481	101,395

		2,783,491

Russia — 5.4%
Aeroflot - Russian Airlines PJSC*	80,200	88,869
Alrosa AO	411,800	426,343
AvtoVAZ PAO*(g)	443,700	59,437
CTC Media, Inc.*	22,800	44,688
Evraz PLC*	93,700	120,822
Federal Grid Co. Unified Energy System JSC*	105,161,400	129,157
Gazprom Neft PAO, ADR	7,100	79,165
Gazprom PAO, ADR	550,694	2,375,143
Inter RAO JSC*	6,069,048	166,048
LSR Group PJSC, GDR, RegS	100,800	229,320
Lukoil PJSC, ADR	41,300	1,586,539
Magnit OJSC	14,915	2,340,770
Mail.Ru Group Ltd., GDR, RegS*	31,600	685,720
MegaFon PJSC, GDR, RegS	44,500	489,527
MMC Norilsk Nickel PJSC, ADR	92,746	1,197,351

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Mobile Telesystems OJSC*	311,233	$1,111,171
Mosenergo PAO	4,030,000	82,429
NovaTek OAO*	66,340	590,102
Novolipetsk Steel, GDR, RegS	13,000	162,500
PIK Group PJSC, GDR, RegS*(g)	119,801	443,863
Polymetal International PLC	35,400	344,022
Rosneft OAO, GDR, RegS	104,700	475,547
Rostelecom PJSC	258,903	379,674
RusHydro JSC*	38,052,964	393,725
Russian Grids OAO*	7,276,600	62,312
Sberbank of Russia PJSC, ADR	329,310	2,291,998
Severstal PAO, GDR, RegS	35,900	379,822
Sistema OOO*	1,013,950	264,034
Surgutneftegas OAO, ADR	87,685	511,204
Tatneft PAO, ADR	21,384	680,867
United Co. RUSAL PLC	780,000	270,186
VTB Bank PJSC, GDR, RegS	274,100	607,406
X5 Retail Group NV, GDR, RegS*	32,100	680,520
Yandex NV (Class A Stock)*	84,700	1,297,604

		21,047,885

Slovenia — 0.7%
Cinkarna Celje dd	631	59,351
Gorenje dd	15,400	77,630
Krka dd Novo mesto	14,849	1,039,148
Luka Koper	9,841	262,499
Petrol dd Ljubljana	1,504	479,085
Pozavarovalnica Sava dd	14,225	234,449
Telekom Slovenije dd(g)	3,911	351,553
Zavarovalnica Triglav dd	10,957	336,636

		2,840,351

South Africa — 5.7%
AECI Ltd.	13,700	84,443
African Bank Investments Ltd.*^(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	110,542
Anglo American Platinum Ltd.*	6,154	150,497
AngloGold Ashanti Ltd., ADR*	43,500	595,515
Aspen Pharmacare Holdings Ltd.*	47,447	1,027,384
AVI Ltd.	45,600	268,342
Barclays Africa Group Ltd.	15,262	154,168
Barloworld Ltd.	68,800	350,735
Bidvest Group Ltd. (The)	63,264	1,596,535
Brait SE*	14,142	159,844
Clicks Group Ltd.	37,800	248,812
DataTec Ltd.	112,800	351,226
Discovery Ltd.	14,745	121,215
EOH Holdings Ltd.	26,200	261,557
Exxaro Resources Ltd.	24,500	119,080
FirstRand Ltd.	127,860	417,543
Foschini Group Ltd. (The)	11,100	106,190
Gold Fields Ltd.	74,934	296,229
Grindrod Ltd.	207,800	161,744
Growthpoint Properties Ltd., REIT	95,663	159,179
Harmony Gold Mining Co. Ltd.*	38,777	139,346
Impala Platinum Holdings Ltd.*	95,938	304,579
Investec Ltd.	15,300	113,778
Liberty Holdings Ltd.	12,500	122,403
Life Healthcare Group Holdings Ltd.	179,844	434,084
Massmart Holdings Ltd.	23,546	201,778
Mediclinic International PLC*	58,567	752,768

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
MMI Holdings Ltd.	59,241	$99,642
Mondi Ltd.	14,642	281,756
Mr. Price Group Ltd.	7,400	88,835
MTN Group Ltd.	200,651	1,832,425
Murray & Roberts Holdings Ltd.	248,925	212,443
Nampak Ltd.	75,700	108,978
Naspers Ltd. (Class N Stock)	12,238	1,705,974
Nedbank Group Ltd.	9,385	123,153
Netcare Ltd.	277,420	677,893
Northam Platinum Ltd.*	50,800	144,640
Pick’n Pay Stores Ltd.	54,634	259,616
Pioneer Foods Group Ltd.	22,700	213,805
PPC Ltd.	91,907	75,910
Rand Merchant Investment Holdings Ltd.	41,103	115,668
Redefine Properties Ltd., REIT	165,341	133,714
Remgro Ltd.	14,739	249,515
Resilient REIT Ltd.	11,600	106,452
Reunert Ltd.	52,952	248,481
RMB Holdings Ltd.	24,619	101,944
Sanlam Ltd.	57,800	267,786
Sappi Ltd.*	48,920	216,416
Sasol Ltd.	85,120	2,525,889
Shoprite Holdings Ltd.	56,366	661,621
Sibanye Gold Ltd.	70,871	272,270
SPAR Group Ltd. (The)	25,400	342,366
Standard Bank Group Ltd.	46,358	414,808
Telkom SA SOC Ltd.	35,543	138,403
Tiger Brands Ltd.	27,991	615,690
Trencor Ltd.	42,028	130,948
Truworths International Ltd.	11,075	73,568
Vodacom Group Ltd.	69,147	751,081
Wilson Bayly Holmes-Ovcon Ltd.	18,343	147,850
Woolworths Holdings Ltd.	23,760	144,124

		22,293,180

South Korea — 5.8%
Amorepacific Corp.	1,379	466,338
AMOREPACIFIC Group	1,583	202,752
BNK Financial Group, Inc.	9,467	80,288
Celltrion, Inc.*	5,053	484,700
Chong Kun Dang Pharmaceutical Corp.	1,263	152,960
CJ CheilJedang Corp.	800	243,351
Coway Co. Ltd.	1,746	147,060
Dongbu Insurance Co. Ltd.	1,230	81,805
Doosan Heavy Industries & Construction Co. Ltd.	4,590	86,788
E-MART, Inc.	1,337	205,315
Green Cross Corp.	683	106,890
Green Cross Holdings Corp.	4,475	142,346
GS Engineering & Construction Corp.*	4,058	97,010
GS Holdings Corp.	6,010	310,540
Hana Financial Group, Inc.	10,821	234,781
Hanjin Shipping Co. Ltd.*	25,000	70,301
Hankook Tire Co. Ltd.	2,943	139,987
Hanmi Pharm Co. Ltd.	807	493,169
Hanmi Science Co. Ltd.	3,796	493,966
Hanssem Co. Ltd.	673	131,468
Hanwha Chemical Corp.	4,878	106,574
Hanwha Corp.	3,690	114,597
Hanwha Techwin Co. Ltd.	3,179	112,201
Hyosung Corp.	1,390	174,943

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Department Store Co. Ltd.	730	$87,822
Hyundai Engineering & Construction Co. Ltd.	3,134	115,584
Hyundai Glovis Co. Ltd.	960	158,427
Hyundai Heavy Industries Co. Ltd.*	1,604	149,517
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	76,131
Hyundai Merchant Marine Co. Ltd.*	17,670	34,093
Hyundai Mobis Co. Ltd.	1,820	396,538
Hyundai Motor Co.	4,722	630,182
Hyundai Steel Co.	4,035	196,060
Hyundai Wia Corp.	961	88,291
Industrial Bank of Korea	11,766	126,041
iNtRON Biotechnology, Inc.*	1,482	95,776
Kangwon Land, Inc.	3,858	137,916
KB Financial Group, Inc.	11,442	317,713
Kia Motors Corp.	7,580	320,187
Komipharm International Co. Ltd.*	3,745	132,905
Korea Aerospace Industries Ltd.	2,153	122,710
Korea Electric Power Corp.	30,854	1,616,301
Korea Gas Corp.	6,300	211,553
Korea Investment Holdings Co. Ltd.	1,595	61,353
Korea Zinc Co. Ltd.	552	232,631
Korean Air Lines Co. Ltd.*	4,147	112,314
KT Corp.	13,418	348,583
KT&G Corp.	5,762	554,823
LG Chem Ltd.	1,998	573,408
LG Corp.	4,536	271,748
LG Display Co. Ltd.	3,794	87,835
LG Electronics, Inc.	3,400	183,291
LG Household & Health Care Ltd.	500	413,429
LG Uplus Corp.	24,017	232,110
Lotte Chemical Corp.	832	248,826
LOTTE Fine Chemical Co. Ltd.	1,838	65,450
Lotte Shopping Co. Ltd.	512	112,448
LS Corp.	2,520	98,813
Medy-Tox, Inc.	339	130,780
NAVER Corp.	337	187,800
NCSoft Corp.	385	85,418
NH Investment & Securities Co. Ltd.	9,763	84,846
OCI Co. Ltd.*	1,070	99,314
Orion Corp.	250	199,974
Ottogi Corp.	140	111,178
POSCO	2,959	564,453
Posco Daewoo Corp.	6,180	116,786
Samsung C&T Corp.	2,960	369,550
Samsung Card Co. Ltd.	2,600	85,629
Samsung Electro-Mechanics Co. Ltd.	1,720	88,457
Samsung Electronics Co. Ltd.	1,463	1,678,949
Samsung Engineering Co. Ltd.*	10,660	101,109
Samsung Fire & Marine Insurance Co. Ltd.	1,232	318,184
Samsung Heavy Industries Co. Ltd.*	8,890	86,098
Samsung Life Insurance Co. Ltd.	3,015	310,170
Samsung SDI Co. Ltd.	1,147	99,305
Samsung SDS Co. Ltd.	530	81,138
Samsung Securities Co. Ltd.	3,344	116,879
Shinhan Financial Group Co. Ltd.	13,298	468,087
Shinsegae Co. Ltd.	401	71,239
SK Chemicals Co. Ltd.	1,760	123,103
SK Holdings Co. Ltd.	1,435	280,061
SK Hynix, Inc.	6,458	158,981
SK Innovation Co. Ltd.	7,875	1,186,881

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
SK Telecom Co. Ltd.	5,063	$917,463
S-Oil Corp.	5,061	433,968
ViroMed Co. Ltd.*	905	121,835
Woori Bank	16,280	134,633
Yuhan Corp.	586	143,719

		22,446,926

Sri Lanka — 0.7%
Access Engineering PLC	433,567	61,768
Aitken Spence PLC	130,112	65,502
Ceylon Tobacco Co. PLC	32,801	227,338
Chevron Lubricants Lanka PLC	80,832	168,867
Commercial Bank of Ceylon PLC	467,928	402,233
DFCC Bank PLC(g)	136,728	128,381
Dialog Axiata PLC	2,264,888	158,232
Distilleries Co. of Sri Lanka PLC	142,448	200,969
Hatton National Bank PLC	146,115	199,457
Hemas Holdings PLC	148,235	81,829
John Keells Holdings PLC	581,787	589,830
Lanka IOC PLC	359,478	80,021
National Development Bank PLC	77,595	89,672
Nestle Lanka PLC^	11,168	155,159
People’s Leasing & Finance PLC	641,689	70,329
Sampath Bank PLC	51,043	79,030

		2,758,617

Taiwan — 5.7%
Advanced Semiconductor Engineering, Inc.	171,067	198,151
Advantech Co. Ltd.	16,000	117,576
Airtac International Group	16,000	94,536
Ambassador Hotel (The)(g)	149,000	123,154
Asia Cement Corp.	140,829	128,674
Asustek Computer, Inc.	18,037	161,853
AU Optronics Corp.	318,441	95,386
Bizlink Holding, Inc.	32,000	170,022
Catcher Technology Co. Ltd.	26,780	219,482
Cathay Financial Holding Co. Ltd.	367,543	439,740
Chang Hwa Commercial Bank Ltd.	290,577	148,972
Cheng Shin Rubber Industry Co. Ltd.	191,424	384,761
Chicony Electronics Co. Ltd.	46,866	120,581
China Airlines Ltd.*	396,590	141,588
China Development Financial Holding Corp.	656,005	175,262
China Life Insurance Co. Ltd.	133,804	102,987
China Steel Corp.	629,084	437,492
China Synthetic Rubber Corp.	112,270	85,074
Chunghwa Telecom Co. Ltd.	332,268	1,130,603
Compal Electronics, Inc.	173,822	109,068
CTBC Financial Holding Co. Ltd.	585,729	309,303
Delta Electronics, Inc.	60,800	268,024
E Ink Holdings, Inc.*	160,000	92,461
E. Sun Financial Holding Co. Ltd.	255,797	143,045
Eclat Textile Co. Ltd.	25,000	329,387
Eva Airways Corp.*	322,409	180,234
Far Eastern Department Stores Ltd.	349,405	183,411
Far Eastern New Century Corp.	385,537	314,867
Far EasTone Telecommunications Co. Ltd.	133,000	297,877
Feng TAY Enterprise Co. Ltd.	51,000	270,955
First Financial Holding Co. Ltd.	288,978	142,729
Formosa Chemicals & Fibre Corp.	225,064	560,719
Formosa Petrochemical Corp.	108,670	312,240
Formosa Plastics Corp.	232,142	575,616

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Foxconn Technology Co. Ltd.	33,540	$75,241
Fubon Financial Holding Co. Ltd.	328,002	417,775
Giant Manufacturing Co. Ltd.	36,661	211,878
Ginko International Co. Ltd.	7,000	69,822
Great Wall Enterprise Co. Ltd.	105,390	68,083
Hiwin Technologies Corp.	40,000	176,980
Hon Hai Precision Industry Co. Ltd.	411,337	1,082,745
Hotai Motor Co. Ltd.	31,000	340,851
HTC Corp.	26,485	75,742
Hua Nan Financial Holdings Co. Ltd.	248,941	123,743
Innolux Corp.	271,200	94,696
Kenda Rubber Industrial Co. Ltd.	78,688	125,156
Kerry TJ Logistics Co. Ltd.	140,000	180,515
King Slide Works Co. Ltd.	13,000	150,034
Largan Precision Co. Ltd.	3,000	232,527
Lite-On Technology Corp.	101,435	123,740
Macronix International*	737,684	96,269
MediaTek, Inc.	44,460	341,047
Mega Financial Holding Co. Ltd.	313,684	223,109
Microbio Co. Ltd.*	86,319	73,221
Nan Kang Rubber Tire Co. Ltd.*	158,776	158,620
Nan Ya Plastics Corp.	290,893	611,395
Novatek Microelectronics Corp.	29,246	117,728
OBI Pharma, Inc.*	13,000	160,167
Pegatron Corp.	67,133	156,285
PharmaEngine, Inc.	23,000	177,210
POU Chen Corp.	271,547	345,841
President Chain Store Corp.	46,648	339,726
Quanta Computer, Inc.	108,319	189,040
Ruentex Development Co. Ltd.	77,499	98,080
Ruentex Industries Ltd.	97,461	160,540
Shin Kong Financial Holding Co. Ltd.	340,052	68,264
Siliconware Precision Industries Co. Ltd.	93,350	150,770
Simplo Technology Co. Ltd.	29,766	106,813
SinoPac Financial Holdings Co. Ltd.	543,293	167,957
Solar Applied Materials Technology Co.	113,773	66,693
St. Shine Optical Co. Ltd.	6,000	122,340
Standard Foods Corp.	37,825	93,813
Synnex Technology International Corp.	79,889	82,323
Tainan Spinning Co. Ltd.	279,052	117,408
Taishin Financial Holding Co. Ltd.	308,000	108,537
Taiwan Cement Corp.	204,562	200,162
Taiwan Cooperative Financial Holding Co. Ltd.	243,794	109,107
Taiwan Fertilizer Co. Ltd.	79,000	119,528
Taiwan Glass Industry Corp.*	334,319	140,193
Taiwan Mobile Co. Ltd.	120,200	390,238
Taiwan Semiconductor Manufacturing Co. Ltd.	486,814	2,428,147
Teco Electric and Machinery Co. Ltd.	270,000	220,114
Transcend Information, Inc.	37,719	116,529
Tripod Technology Corp.	49,278	89,379
TSRC Corp.	118,629	100,494
TTY Biopharm Co. Ltd.	36,713	126,655
Tung Ho Steel Enterprise Corp.	127,381	77,381
Uni-President Enterprises Corp.	408,728	717,752
United Microelectronics Corp.	359,280	147,618
Walsin Lihwa Corp.*	707,000	187,577
Wintek Corp.*^(g)	521,484	—
Wistron Corp.	223,950	138,315
WPG Holdings Ltd.	123,613	131,692

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Yang Ming Marine Transport Corp.*	564,300	$150,194
Yuanta Financial Holding Co. Ltd.	326,090	116,434
Yulon Motor Co. Ltd.	118,053	114,731
Zinwell Corp.	51,074	99,146

		22,369,940

Thailand — 2.9%
Advanced Info Service PCL	108,400	560,796
Airports of Thailand PCL	37,000	422,797
Bangkok Bank PCL	26,800	138,438
Bangkok Chain Hospital PCL	487,700	151,107
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	478,706
Bangkok Expressway & Metro PCL*	899,615	141,923
Banpu PCL	170,000	80,699
BEC World PCL	175,600	138,513
Big C Supercenter PCL	21,000	149,829
Bumrungrad Hospital PCL	60,600	365,185
Central Pattana PCL	70,500	103,205
Central Plaza Hotel PCL	109,000	132,454
Charoen Pokphand Foods PCL	220,800	153,142
CP ALL PCL	255,100	331,746
Delta Electronics Thailand PCL	256,600	634,571
Dynasty Ceramic PCL	1,758,800	220,975
Electricity Generating PCL	63,200	320,671
Glow Energy PCL	112,000	292,894
Hana Microelectronics PCL	425,200	432,089
Home Product Center PCL	678,082	158,933
Indorama Ventures PCL	204,988	132,852
IRPC PCL	885,200	127,068
Italian-Thai Development PCL*	491,663	102,022
Jasmine International PCL	1,011,800	100,087
Kasikornbank PCL	49,100	244,188
Krung Thai Bank PCL	224,475	119,320
Minor International PCL	429,000	449,064
MK Restaurants Group PCL	85,300	129,114
Polyplex Thailand PCL	520,000	96,077
Precious Shipping PCL*	335,250	57,177
Pruksa Real Estate PCL	94,500	72,390
PTT Exploration & Production PCL	127,029	253,661
PTT Global Chemical PCL	230,658	396,669
PTT PCL	76,900	612,052
Ratchaburi Electricity Generating Holding PCL	114,800	165,608
Robinson Department Store PCL	87,700	125,268
Siam Cement PCL (The)	37,300	495,767
Siam Commercial Bank PCL (The)	65,900	264,125
Sino-Thai Engineering & Construction PCL	142,514	91,958
Superblock PCL*	4,845,000	169,396
Thai Beverage PCL	571,600	303,033
Thai Oil PCL	87,400	172,042
Thai Union Group PCL	235,280	139,777
Thanachart Capital PCL	48,600	52,150
TMB Bank PCL	1,117,700	80,063
Total Access Communication PCL, NVDR	125,600	147,406
True Corp. PCL*	1,359,229	293,637
TTW PCL	594,400	168,960
Vibhavadi Medical Center PCL	2,058,000	159,118

		11,128,722

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Togo
Ecobank Transnational, Inc.*	1,657,284	$120,828

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	37,565
ADWYA SA(g)	17,915	62,202
Banque de Tunisie	17,926	91,582
Banque Internationale Arabe de Tunisie	3,018	129,666
Banque Nationale Agricole*	16,322	75,534
Carthage Cement*	169,068	112,371
Ennakl Automobiles(g)	20,527	132,360
Euro Cycles SA*	1,997	52,963
One Tech Holding	25,306	85,855
Poulina Group(g)	28,610	70,954
Societe D’Articles Hygieniques SA	27,813	162,786
Societe Moderne de Ceramique*	47,965	38,779

		1,052,617

Turkey — 2.9%
Akbank TAS	214,892	612,096
Akcansa Cimento A/S	15,512	79,151
Anadolu Efes Biracilik Ve Malt Sanayii A/S	36,142	275,031
Arcelik A/S	86,985	591,425
Aygaz A/S	36,700	158,897
Bagfas Bandirma Gubre Fabrikalari A/S	10,665	54,864
BIM Birlesik Magazalar A/S	34,080	738,953
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	110,964
Coca-Cola Icecek A/S	15,939	232,478
Dogus Otomotiv Servis ve Ticaret A/S	26,784	119,662
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	213,874	217,665
Enka Insaat ve Sanayi A/S	111,122	192,642
Eregli Demir ve Celik Fabrikalari TAS	443,014	666,925
Ford Otomotiv Sanayi A/S	29,204	385,019
Gubre Fabrikalari TAS	45,700	98,442
Haci Omer Sabanci Holding A/S	146,680	507,504
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	416,822	213,095
KOC Holding A/S	97,918	497,367
Koza Altin Isletmeleri A/S	19,000	121,847
Migros Ticaret A/S*	11,500	72,885
Petkim Petrokimya Holding A/S*	141,560	200,499
TAV Havalimanlari Holding A/S	20,349	121,443
Tekfen Holding A/S	50,266	97,152
Tofas Turk Otomobil Fabrikasi A/S	46,541	377,524
Trakya Cam Sanayii A/S	1	—
Tupras Turkiye Petrol Rafinerileri A/S*	38,900	1,095,645
Turk Hava Yollari AO*	88,628	245,196
Turk Telekomunikasyon A/S	151,854	359,990
Turk Traktor ve Ziraat Makineleri A/S	2,324	69,276
Turkcell Iletisim Hizmetleri AS	236,726	994,686
Turkiye Garanti Bankasi A/S	229,463	671,342
Turkiye Halk Bankasi A/S	75,343	280,182
Turkiye Is Bankasi (Class C Stock)	145,162	240,256
Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	87,529	113,753
Turkiye Vakiflar Bankasi TAO (Class D Stock)	105,277	176,097
Ulker Biskuvi Sanayi A/S	20,000	148,310
Yapi ve Kredi Bankasi A/S*	87,225	128,601
Yazicilar Holding A/S (Class A Stock)	18,059	84,751

		11,351,615

	Shares	Value
COMMON STOCKS (Continued)
Ukraine — 0.2%
Astarta Holding NV*(g)	13,242	$133,974
Kernel Holding SA	38,157	545,000
MHP SA, GDR, RegS	25,173	213,971

		892,945

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	173,272	315,910
Abu Dhabi National Hotels^(g)	239,739	191,243
Agthia Group PJSC	49,606	103,588
Air Arabia PJSC	905,543	303,329
Aldar Properties PJSC	371,654	278,112
Arabtec Holding PJSC*	881,056	392,681
DAMAC Properties Dubai Co. PJSC	297,414	221,203
Dana Gas PJSC*	1,323,762	187,486
DP World Ltd.	37,112	697,334
Dubai Financial Market PJSC	451,700	167,189
Dubai Islamic Bank PJSC	62,300	100,562
Dubai Parks & Resorts PJSC*	420,659	148,835
Emaar Malls Group PJSC*	139,399	109,226
Emaar Properties PJSC	299,328	490,701
Emirates Telecommunications Group Co. PJSC	151,100	761,054
First Gulf Bank PJSC	132,180	422,847
National Bank of Abu Dhabi PJSC	157,798	375,611
National Central Cooling Co. PJSC	256,200	83,598
Union National Bank PJSC	176,824	177,504

		5,528,013

United Kingdom — 0.3%
Ferrexpo PLC	324,000	129,133
KAZ Minerals PLC*	346,676	845,043

		974,176

TOTAL COMMON STOCKS (cost $420,138,449)		354,802,665

EXCHANGE TRADED FUND — 2.0%
iShares Core MSCI Emerging Markets(a) (cost $6,990,722)	188,300	7,837,046

	Units
PARTICIPATORY NOTES† — 2.6%
Egypt — 1.2%
Arab Cotton Ginning, expiring 11/24/17*	212,570	76,860
Commercial International Bank Eqypt SAE, expiring 11/24/17	265,081	1,145,977
Eastern Tobacco, expiring 11/24/17	22,178	487,285
EFG - Hermes Holding Co. SAE, expiring 11/24/17*	212,319	243,222
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17	393,891	185,129
ElSewedy Electric Co., expiring 11/27/17	61,409	308,295
Ezz Steel, expiring 11/24/17*	233,320	243,889
Juhayna Food Industries, expiring 11/20/17	442,350	368,216
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	94,537
Orascom Telecom Media & Technology
Holding SAE, expiring 11/12/18*	1,745,300	153,340
Oriental Weavers, expiring 11/24/17	296,855	242,423
Palm Hills Developments SAE, expiring 11/24/17	280,600	91,660
Pioneers Holding, expiring 11/24/17*	96,600	111,748

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Egypt (cont’d.)
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	$248,217
Talaat Moustafa Group, expiring 11/24/17	342,837	245,605
Telecom Egypt Co., expiring 11/24/17	241,812	224,166

		4,470,569

Saudi Arabia — 0.7%
Al Rajhi Bank, expiring 01/22/18	18,308	253,262
Al Tayyar Travel Group Holding Co., expiring 03/05/18*	11,915	111,355
Alinma Bank, expiring 01/22/18	31,000	105,969
Almarai Co., expiring 07/31/17	8,389	156,088
Banque Saudi Fransi, expiring 01/22/18	28,033	188,887
Etihad Etisalat Co., expiring 11/20/17*	16,920	132,686
Fawaz Abdulaziz Al Hokair & Co., expiring 03/20/17	6,400	71,042
Jarir Marketing Co., expiring 01/22/18	3,025	91,330
Mobile Telecommunication Co. KSC, expiring 04/30/18*	23,975	55,809
National Industrialization Co., expiring 10/31/16*	23,850	58,189
Riyad Bank, expiring 11/20/17	58,000	173,984
Samba Financial Group, expiring 06/29/17	31,555	171,475
Saudi Arabian Amiantit Co., expiring 04/30/18*	21,300	52,762
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	76,536
Saudi Arabian Mining Co., expiring 04/30/18*	21,900	165,841
Saudi Basic Industries Corp., expiring 01/22/18	15,800	315,296
Saudi Cement Co., expiring 07/20/18	4,700	79,053
Saudi International Petrochemical Co., expiring 01/22/18	17,830	62,661
Saudi Telecom Co., expiring 04/23/18	18,300	313,462
Savola Group(The), expiring 02/06/17	14,900	165,871
Yamama Cement Co., expiring 01/22/18	12,750	95,055

		2,896,613

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16*	147,739	271,713
Bank for Foreign Trade of Vietnam JSC, expiring 06/10/19*	29,330	53,942
Bao Viet Holdings, expiring 06/23/20*	30,351	68,073
Danang Rubber JSC, expiring 06/03/19*	38,585	77,021
Development Investment Construction JSC, expiring 08/18/19*	191,119	61,726
HAGL JSC, expiring 08/27/19*	115,736	40,494
Hoa Phat Group JSC, expiring 02/24/20*	274,130	362,752
Masan Group Corp., expiring 07/07/16*	114,100	365,951
Masan Group Corp., expiring 12/12/18*	45,240	145,098
PetroVietnam Drilling & Well Services JSC, expiring 09/06/16*	154,206	163,939
PetroVietnam Fertilizer & Chemicals JSC, expiring 11/25/19*	95,000	123,155
PetroVietnam Gas JSC, expiring 06/03/19*	86,760	159,564
PetroVietnam Technical Service Corp., expiring 06/24/19*	134,600	92,378
Pha Lai Thermal Power JSC, expiring 11/07/18*	91,939	77,533
Saigon Securities, Inc., expiring 03/15/21*	101,330	95,907

	Units	Value
PARTICIPATORY NOTES† (Continued)
Vietnam (cont’d.)
Saigon Thuong Tin Commercial JSB, expiring 06/03/19*	175,796	$81,223
Vietnam Construction and Import-Export JSC, expiring 11/18/19*	180,700	82,678
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16*	145,017	106,683
Vingroup JSC, expiring 07/31/19*	156,000	330,292

		2,760,122

TOTAL PARTICIPATORY NOTES (cost $14,881,670)		10,127,304

	Shares
PREFERRED STOCKS — 3.0%
Brazil — 2.4%
Alpargatas SA (PRFC)	132,800	288,081
Banco Bradesco SA (PRFC)	97,656	732,220
Centrais Eletricas Brasileiras SA (PRFC B)	56,800	165,709
Cia Brasileira de Distribuicao (PRFC)	7,695	106,897
Cia Energetica de Sao Paulo (PRFC B)	22,900	100,882
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)*	35,500	79,083
Gerdau SA (PRFC)	89,000	162,621
Itau Unibanco Holding SA (PRFC), ADR	90,489	777,300
Itausa - Investimentos Itau SA (PRFC)	162,710	366,540
Klabin SA (PRFC)(g)	199,000	171,568
Lojas Americanas SA (PRFC)	82,450	383,854
Marcopolo SA (PRFC)	174,800	114,244
Metalurgica Gerdau SA (PRFC)	187,700	126,851
Oi SA (PRFC)*	347,877	111,262
Petroleo Brasileiro SA (PRFC)*	236,100	541,060
Petroleo Brasileiro SA (PRFC), ADR*	321,100	1,454,583
Suzano Papel e Celulose SA (PRFC A)	65,025	229,671
Telefonica Brasil SA (PRFC)	157,741	1,974,148
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	172,800	86,505
Vale SA (PRFC)	83,700	265,371
Vale SA (PRFC), ADR	328,300	1,024,296

		9,262,746

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	61,699
Banco Davivienda SA (PRFC)	10,919	97,163
Cementos Argos SA (PRFC)	36,909	128,914
Grupo Argos SA (PRFC)	30,084	188,494
Grupo Aval Acciones y Valores SA (PRFC)	455,448	176,836
Grupo de Inversiones Suramericana SA (PRFC)	12,779	164,225

		817,331

Croatia — 0.1%
Adris Grupa dd (PRFC)	7,979	472,459

Philippines
Ayala Land, Inc. (PRFC)^(g)	1,180,500	—

Russia — 0.3%
AK Transneft OAO (PRFC)	142	389,524
Surgutneftegas OAO (PRFC)	760,200	508,477

		898,001

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
South Korea
LG Chem Ltd. (PRFC)	430	$85,644

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS (cost $24,663,194)		11,536,181

	Units
RIGHTS(l)*
Brazil
Usinas Siderurgicas de Minas Gerais SA, expiring 04/20/16	8,870	1,110

Chile
Banco de Credito e Inversiones, expiring 04/19/16	549	1,216

Qatar
Qatar Insurance Co.	1,805	16,308

Taiwan
Fubon Financial Holding Co. Ltd., expiring 04/13/16	14,423	—

TOTAL RIGHTS (cost $0)		18,634

TOTAL LONG-TERM INVESTMENTS (cost $466,674,035)		384,321,830

	Shares
SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $15,196,466; includes $9,757,379 of cash collateral for securities on loan)(b)(w)	15,196,466	15,196,466

TOTAL INVESTMENTS — 102.5% (cost $481,870,501)		399,518,296
Liabilities in excess of other assets — (2.5)%		(9,798,977)

NET ASSETS — 100.0%		$389,719,319

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
†	Participatory notes represented 2.6% of net assets, of which the Portfolio attributed 1.9% to Hong Kong & Shanghai Bank and 0.7% to JPMorgan Chase as counterparties to the securities.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,713,971 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,465,333; cash collateral of $9,757,379 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Argentina	$2,452,009	$—	$—
Bahrain	1,134,070	1,592,288	—
Botswana	384,539	—	1,734,909
Brazil	14,258,180	—	—
Bulgaria	921,524	—	51,482

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Chile	$11,319,747	$—	$—
China	2,814,307	28,513,532	234,794
Colombia	5,023,192	—	73,856
Croatia	825,793	1,594,921	—
Czech Republic	135,916	4,215,858	—
Egypt	556,210	—	—
Estonia	2,234,708	96,844	—
Ghana	328,903	—	1,432,505
Greece	1,218,884	4,402,358	—
Hong Kong	—	2,408,866	—
Hungary	—	6,884,038	—
India	3,544,847	17,858,684	100,110
Indonesia	192,345	10,570,085	—
Jordan	1,364,190	522,103	973,904
Kazakhstan	1,924,134	—	—
Kenya	2,202,809	638,495	—
Kuwait	1,261,238	3,974,546	169,587
Latvia	447,903	—	—
Lebanon	867,386	—	—
Lithuania	398,178	694,132	—
Luxembourg	386,925	—	—
Malaysia	3,386,507	7,589,428	—
Mauritius	2,167,490	153,700	407,084
Mexico	21,983,007	—	—
Monaco	226,136	—	—
Morocco	2,503,876	115,977	189,338
Netherlands	195,619	652,897	—
Nigeria	2,106,595	460,591	—
Oman	1,663,831	1,217,988	—
Pakistan	664,745	2,129,877	—
Panama	1,099,447	—	—
Peru	5,460,691	—	—
Philippines	204,431	10,692,842	—
Poland	1,299,560	10,110,318	—
Qatar	296,523	5,299,027	—
Romania	491,530	2,291,961	—
Russia	14,278,221	6,769,664	—
Slovenia	1,453,414	1,386,937	—
South Africa	3,505,597	18,787,583	—
South Korea	—	22,446,926	—
Sri Lanka	792,318	1,811,140	155,159
Taiwan	170,022	22,199,918	—
Thailand	9,119,503	2,009,219	—
Togo	120,828	—	—
Tunisia	1,052,617	—	—
Turkey	158,897	11,192,718	—
Ukraine	347,945	545,000	—
United Arab Emirates	1,561,976	3,774,794	191,243
United Kingdom	129,133	845,043	—
Exchange Traded Fund	7,837,046	—	—
Preferred Stocks
Brazil	9,262,746	—	—
Colombia	817,331	—	—
Croatia	472,459	—	—
Philippines	—	—	—
Russia	—	898,001	—
South Korea	—	85,644	—
Togo	—	—	—
Participatory Notes
Egypt	—	4,470,569	—
Saudi Arabia	—	2,896,613	—
Vietnam	—	2,760,122	—
Rights

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Brazil	$1,110	$—	$—
Chile	—	1,216	—
Qatar	—	16,308	—
Taiwan	—	—	—
Affiliated Mutual Fund	15,196,466	—	—

Total	$166,225,554	$227,578,771	$5,713,971

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/15	$4,425,778
Realized gain (loss)	(452,648)
Change in unrealized appreciation (depreciation)*	(66,652)
Purchases	693,834
Sales	(509,911)
Transfers into Level 3	4,022,245
Transfers out of Level 3	(2,398,675)

Balance as of 03/31/16	$5,713,971

* Of which, $(703,088) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Common Stocks	$234,794	Discount pricing	Discretionary discount rate
Common Stocks	100,110	Market approach	Proxy pricing
Common Stocks	5,379,067	Stale pricing	Unadjusted last trade price

	$5,713,971

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$15,082,110	L1 to L2	Official Close to Model Price
Common Stocks	$ 8,167,111	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Banks	14.3%
Oil, Gas & Consumable Fuels	9.3
Wireless Telecommunication Services	6.1
Metals & Mining	4.7
Affiliated Money Market Mutual Fund (2.5% represents investments purchased with collateral from securities on loan)	3.9
Diversified Telecommunication Services	3.7
Food Products	3.6
Industrial Conglomerates	3.4
Electric Utilities	3.3
Pharmaceuticals	2.9
Food & Staples Retailing	2.8
Construction Materials	2.6
Chemicals	2.6
Beverages	2.1
Independent Power & Renewable Electricity Producers	2.1
Exchange Traded Funds	2.1
Health Care Providers & Services	1.7

Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6
IT Services	1.5
Internet Software & Services	1.4
Transportation Infrastructure	1.3
Diversified Financial Services	1.3
Media	1.3
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	1.2
Construction & Engineering	1.2
Insurance	1.2
Semiconductors & Semiconductor Equipment	1.0
Multiline Retail	1.0
Textiles, Apparel & Luxury Goods	0.9
Airlines	0.9
Technology Hardware, Storage & Peripherals	0.9
Tobacco	0.8
Gas Utilities	0.7
Machinery	0.7
Personal Products	0.7
Household Durables	0.7
Water Utilities	0.6

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Specialty Retail	0.6%
Paper & Forest Products	0.6
Marine	0.6
Electrical Equipment	0.6
Auto Components	0.5
Capital Markets	0.4
Biotechnology	0.4
Household Products	0.3
Diversified Consumer Services	0.3
Software	0.3
Consumer Finance	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Multi-Utilities	0.2
Aerospace & Defense	0.2

Air Freight & Logistics	0.2%
Real Estate Investment Trusts (REITs)	0.2
Thrifts & Mortgage Finance	0.2
Health Care Equipment & Supplies	0.2
Containers & Packaging	0.2
Internet & Catalog Retail	0.2
Communications Equipment	0.2
Building Products	0.1
Road & Rail	0.1
Leisure Products	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.3%
COMMON STOCKS — 60.5%
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	62,500	$7,933,750
General Dynamics Corp.	2,550	334,993
Hexcel Corp.	136,440	5,963,792
Honeywell International, Inc.	8,990	1,007,329
L-3 Communications Holdings, Inc.	3,850	456,225
Lockheed Martin Corp.	5,190	1,149,585
Northrop Grumman Corp.	3,505	693,639
Safran SA (France)	6,783	473,454
Textron, Inc.	7,310	266,523

		18,279,290

Air Freight & Logistics — 0.1%
Bollore SA (France)	148,400	575,298

Airlines — 0.3%
Delta Air Lines, Inc.	12,980	631,866
Japan Airlines Co. Ltd. (Japan)(a)	17,300	634,217
JetBlue Airways Corp.*	14,740	311,309
Ryanair Holdings PLC (Ireland), ADR	6,182	530,539

		2,107,931

Auto Components — 0.9%
Aisin Seiki Co. Ltd. (Japan)	17,200	647,405
Bridgestone Corp. (Japan)	11,800	440,410
Continental AG (Germany)	2,407	545,933
Denso Corp. (Japan)	23,500	943,303
GKN PLC (United Kingdom)	285,600	1,182,480
Goodyear Tire & Rubber Co. (The)	9,540	314,629
Hyundai Mobis Co. Ltd. (South Korea)	2,384	519,421
Johnson Controls, Inc.	29,170	1,136,755
Magna International, Inc. (Canada)	12,831	551,572

		6,281,908

Automobiles — 0.1%
General Motors Co.	31,150	979,045

Banks — 2.9%
Akbank TAS (Turkey)	151,163	430,571
Banco Bradesco SA (Brazil), ADR(a)	42,271	314,919
Banco do Brasil SA (Brazil)	41,100	223,123
Bancolombia SA (Colombia), ADR	9,600	328,128
Bank of America Corp.	129,160	1,746,243
Barclays PLC (United Kingdom)	281,000	603,193
DBS Group Holdings Ltd. (Singapore)	140,600	1,601,712
DnB ASA (Norway)	57,591	680,051
Erste Group Bank AG (Austria)*	17,542	492,353
HDFC Bank Ltd. (India), ADR	13,261	817,275
HSBC Holdings PLC (United Kingdom), (QMTF)	41,062	255,362
HSBC Holdings PLC (United Kingdom), (XHKG)	156,400	972,785
ICICI Bank Ltd. (India), ADR	81,475	583,361
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	592,000	331,623
JPMorgan Chase & Co.	42,350	2,507,967
KeyCorp	89,010	982,670
Komercni Banka A/S (Czech Republic)	1,719	379,403
PNC Financial Services Group, Inc. (The)	16,300	1,378,491
Resona Holdings, Inc. (Japan)	219,800	783,704
Societe Generale SA (France)	10,502	388,071
Sumitomo Mitsui Financial Group, Inc. (Japan)	38,200	1,159,663

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.	29,720	$1,072,298
Turkiye Garanti Bankasi A/S (Turkey)	127,123	371,925
Wells Fargo & Co.	44,260	2,140,414

		20,545,305

Beverages — 1.5%
Carlsberg A/S (Denmark) (Class B Stock)	4,576	435,111
Coca-Cola East Japan Co. Ltd. (Japan)	42,100	697,792
Constellation Brands, Inc. (Class A Stock)	8,160	1,232,894
Davide Campari-Milano SpA (Italy)	62,200	620,825
Diageo PLC (United Kingdom)	29,130	785,460
Dr. Pepper Snapple Group, Inc.	10,555	943,828
Heineken Holding NV (Netherlands)	14,200	1,105,527
PepsiCo, Inc.	47,915	4,910,329

		10,731,766

Biotechnology — 3.0%
AbbVie, Inc.	146,800	8,385,216
Amgen, Inc.	15,815	2,371,143
Baxalta, Inc.	18,215	735,886
Celgene Corp.*	9,430	943,849
Gilead Sciences, Inc.	96,155	8,832,799

		21,268,893

Building Products — 0.1%
Masco Corp.	32,610	1,025,585

Capital Markets — 1.5%
Ameriprise Financial, Inc.	36,820	3,461,448
Azimut Holding SpA (Italy)	38,800	892,291
Credit Suisse Group AG (Switzerland), ADR	17,142	242,216
Daiwa Securities Group, Inc. (Japan)	210,600	1,294,434
E*Trade Financial Corp.*	10,430	255,431
GAM Holding AG (Switzerland)*	48,322	698,210
Mediobanca SpA (Italy)	123,200	886,004
Morgan Stanley	62,740	1,569,127
UBS Group AG (Switzerland)	71,200	1,145,326

		10,444,487

Chemicals — 1.6%
Akzo Nobel NV (Netherlands)	14,000	954,340
Arkema SA (France)	12,297	921,263
Celanese Corp. (Class A Stock)	12,470	816,785
Denka Co. Ltd. (Japan)	182,000	748,263
Dow Chemical Co. (The)	18,060	918,532
E.I. du Pont de Nemours & Co.	68,070	4,310,192
Johnson Matthey PLC (United Kingdom)	19,622	771,348
Kuraray Co. Ltd. (Japan)	79,700	974,004
LyondellBasell Industries NV (Class A Stock)	7,240	619,599

		11,034,326

Commercial Services & Supplies — 0.2%
Copart, Inc.*	12,650	515,741
Secom Co. Ltd. (Japan)	13,000	964,640

		1,480,381

Communications Equipment — 0.5%
Cisco Systems, Inc.	54,760	1,559,017
QUALCOMM, Inc.	8,475	433,411

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	159,400	$1,596,025

		3,588,453

Construction & Engineering — 0.1%
Boskalis Westminster (Netherlands)	18,200	713,313

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	151,000	405,188

Consumer Finance — 1.0%
Synchrony Financial*	247,280	7,087,045

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC (Ireland)	42,768	1,100,145

Distributors — 0.2%
Inchcape PLC (United Kingdom)	80,100	830,779
Pool Corp.	7,210	632,605

		1,463,384

Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc.*	13,595	512,260

Diversified Financial Services — 1.5%
Challenger Ltd. (Australia)	210,900	1,353,405
First Pacific Co. Ltd. (Hong Kong)	566,975	423,336
Groupe Bruxelles Lambert SA (Belgium)	13,400	1,104,046
IG Group Holdings PLC (United Kingdom)	71,905	824,803
Intercontinental Exchange, Inc.	5,450	1,281,513
Investor AB (Sweden) (Class B Stock)	29,684	1,049,305
ORIX Corp. (Japan)	99,100	1,411,502
Voya Financial, Inc.	113,030	3,364,903

		10,812,813

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	38,100	1,492,377
Nippon Telegraph & Telephone Corp. (Japan)	21,300	920,107
Verizon Communications, Inc.	5,030	272,022

		2,684,506

Electric Utilities — 0.5%
American Electric Power Co., Inc.	22,450	1,490,680
CLP Holdings Ltd. (Hong Kong)	35,700	323,135
PPL Corp.	38,140	1,451,990

		3,265,805

Electrical Equipment — 0.2%
Eaton Corp. PLC	9,445	590,879
Prysmian SpA (Italy)	39,661	897,346

		1,488,225

Electronic Equipment, Instruments & Components — 1.0%
Flextronics International Ltd.*	104,100	1,255,446
Hitachi Ltd. (Japan)	376,600	1,765,068
Universal Display Corp.*	70,180	3,796,738

		6,817,252

Energy Equipment & Services — 0.4%
China Oilfield Services Ltd. (China) (Class H Stock)	332,000	260,120
Core Laboratories NV(a)	8,285	931,317
Halliburton Co.	27,350	976,942

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,575	$399,877

		2,568,256

Food & Staples Retailing — 0.7%
CVS Health Corp.	11,715	1,215,197
FamilyMart Co. Ltd. (Japan)	14,200	737,484
Kroger Co. (The)	41,275	1,578,769
Metro AG (Germany)	35,100	1,085,765
Sysco Corp.	9,620	449,543

		5,066,758

Food Products — 0.6%
General Mills, Inc.	11,580	733,593
Hershey Co. (The)	5,160	475,184
Hormel Foods Corp.	15,640	676,274
Indofood Sukses Makmur Tbk PT (Indonesia)	564,000	307,273
Ingredion, Inc.	5,610	599,092
Nestle SA (Switzerland)	14,267	1,064,614

		3,856,030

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	122,610	5,128,776
Baxter International, Inc.	13,715	563,412
Boston Scientific Corp.*	61,200	1,151,172
Getinge AB (Sweden) (Class B Stock)(a)	29,703	683,301

		7,526,661

Health Care Providers & Services — 2.7%
Aetna, Inc.	9,450	1,061,707
Cardinal Health, Inc.	7,470	612,167
Cigna Corp.	4,450	610,718
Express Scripts Holding Co.*(a)	7,335	503,841
McKesson Corp.(a)	42,464	6,677,464
Molina Healthcare, Inc.*(a)	6,920	446,271
Qualicorp SA (Brazil)	55,400	229,572
Sonic Healthcare Ltd. (Australia)	57,400	823,215
UnitedHealth Group, Inc.	63,675	8,207,708

		19,172,663

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	19,118	1,008,857
Darden Restaurants, Inc.	9,185	608,965
MGM China Holdings Ltd. (Macau)	329,400	504,518
Sodexo SA (France)	4,982	536,185
TUI AG (Germany)	59,100	919,907
Wyndham Worldwide Corp.	10,900	833,087

		4,411,519

Household Durables — 0.7%
Helen of Troy Ltd.*	5,300	549,557
Lennar Corp. (Class A Stock)(a)	24,150	1,167,894
Mohawk Industries, Inc.*	2,465	470,569
Newell Rubbermaid, Inc.(a)	7,710	341,476
PulteGroup, Inc.	57,160	1,069,464
Sony Corp. (Japan)	39,800	1,023,304
Steinhoff International Holdings NV (Netherlands)	21,600	141,532

		4,763,796

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.4%
Clorox Co. (The)	5,270	$664,336
Colgate-Palmolive Co.	13,850	978,503
Spectrum Brands Holdings, Inc.	4,330	473,182
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	18,878	588,819

		2,704,840

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	25,500	795,497

Industrial Conglomerates — 1.9%
CK Hutchison Holdings Ltd. (Hong Kong)	85,100	1,105,623
Danaher Corp.	4,060	385,132
DCC PLC (United Kingdom)	6,800	599,710
General Electric Co.	264,330	8,403,051
Koninklijke Philips NV (Netherlands)	59,716	1,700,914
Siemens AG (Germany)	13,105	1,385,997

		13,580,427

Insurance — 2.2%
Allianz SE (Germany)	5,621	912,881
American International Group, Inc.	135,360	7,316,208
Aviva PLC (United Kingdom)	168,538	1,100,456
Delta Lloyd NV (Netherlands)*(a)	72,558	336,329
Everest Re Group Ltd.	5,921	1,168,983
Lincoln National Corp.	26,830	1,051,736
MS&AD Insurance Group Holdings, Inc. (Japan)	39,600	1,103,702
Talanx AG (Germany)	24,300	828,116
Travelers Cos., Inc. (The)	10,450	1,219,619

		15,038,030

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	1,595	946,856
Netflix, Inc.*	3,550	362,917

		1,309,773

Internet Software & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	4,750	3,623,775
Alphabet, Inc. (Class C Stock)*	9,020	6,719,449
eBay, Inc.*	12,830	306,124
Facebook, Inc. (Class A Stock)*	19,215	2,192,431
VeriSign, Inc.*(a)	4,815	426,320

		13,268,099

IT Services — 2.6%
Amadeus IT Holding SA (Spain) (Class A Stock)	24,193	1,034,590
Broadridge Financial Solutions, Inc.	11,400	676,134
Convergys Corp.	20,085	557,760
CoreLogic, Inc.*	12,770	443,119
Euronet Worldwide, Inc.*	6,030	446,883
First Data Corp. (Class A Stock)*	403,700	5,223,878
Fiserv, Inc.*	7,070	725,240
Travelsky Technology Ltd. (China) (Class H Stock)	5,000	8,197
Vantiv, Inc. (Class A Stock)*	10,350	557,658
Visa, Inc. (Class A Stock)	113,070	8,647,594

		18,321,053

Leisure Products — 0.1%
Hasbro, Inc.	5,570	446,157

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.3%
ICON PLC (Ireland)*	27,227	$2,044,747

Machinery — 1.4%
Deere & Co.	5,915	455,396
FANUC Corp. (Japan)	5,700	882,751
Ingersoll-Rand PLC	114,960	7,128,670
Komatsu Ltd. (Japan)	36,000	612,034
Mitsubishi Heavy Industries Ltd. (Japan)	158,200	587,740
Weichai Power Co. Ltd. (China) (Class H Stock)	159,200	178,345

		9,844,936

Marine — 0.1%
Orient Overseas International Ltd. (Hong Kong)	118,500	457,971

Media — 2.8%
AMC Networks, Inc. (Class A Stock)*	5,055	328,272
Comcast Corp. (Class A Stock)	114,610	7,000,379
Discovery Communications, Inc. (Class A Stock)*	15,640	447,773
Grupo Televisa SAB (Mexico), ADR	28,300	777,118
ITV PLC (United Kingdom)	130,008	449,244
Sky PLC (United Kingdom)	73,000	1,072,699
Time Warner, Inc.	71,905	5,216,708
UBM PLC (United Kingdom)	106,300	915,892
Vivendi SA (France)	43,600	913,725
Walt Disney Co. (The)	24,015	2,384,930

		19,506,740

Metals & Mining — 0.4%
BHP Billiton Ltd. (Australia), ADR	9,264	239,938
BHP Billiton PLC (Australia), ADR	19,100	434,143
Nippon Steel & Sumitomo Metal Corp. (Japan)	18,400	352,759
Norsk Hydro ASA (Norway)	98,724	405,610
Rio Tinto PLC (United Kingdom), ADR	13,371	377,998
South32 Ltd. (Australia)*	578,500	649,161
Voestalpine AG (Austria)	13,961	465,647

		2,925,256

Multiline Retail — 0.3%
Macy’s, Inc.	9,925	437,593
Target Corp.	22,845	1,879,686

		2,317,279

Multi-Utilities — 0.8%
Engie SA (France)	93,300	1,445,557
National Grid PLC (United Kingdom)	88,316	1,249,611
PG&E Corp.	23,180	1,384,310
Veolia Environnement SA (France)	58,700	1,412,843

		5,492,321

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	67,680	3,151,858
Chevron Corp.	20,220	1,928,988
Eni SpA (Italy)	63,400	957,513
Exxon Mobil Corp.	36,170	3,023,450
Occidental Petroleum Corp.	75,725	5,181,862
Phillips 66	12,280	1,063,325
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	12,382	300,062
Statoil ASA (Norway), ADR	26,409	410,924

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tesoro Corp.	3,625	$311,786
Total SA (France)	18,300	832,676
Valero Energy Corp.	15,280	980,059
World Fuel Services Corp.	7,505	364,593

		18,507,096

Personal Products — 0.2%
Unilever PLC (United Kingdom)	29,368	1,324,280

Pharmaceuticals — 2.9%
Allergan PLC*	28,148	7,544,509
Astellas Pharma, Inc. (Japan)	62,000	823,950
Bayer AG (Germany)	9,152	1,072,436
Eli Lilly & Co.	13,135	945,851
Johnson & Johnson	8,440	913,208
Merck KGaA (Germany)	7,700	640,516
Mylan NV*(a)	20,360	943,686
Novartis AG (Switzerland)	17,667	1,278,242
Novartis AG (Switzerland), ADR(a)	9,975	722,589
Roche Holding AG (Switzerland)	3,478	853,989
Sanofi (France)	20,358	1,636,702
Shire PLC (Ireland)	16,166	922,021
Teva Pharmaceutical Industries Ltd. (Israel), ADR	38,146	2,041,193

		20,338,892

Professional Services — 0.2%
ManpowerGroup, Inc.	15,650	1,274,223

Real Estate Investment Trusts (REITs)
Tanger Factory Outlet Centers, Inc.	5,371	195,451

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	48,675	1,402,814
Cheung Kong Property Holdings Ltd. (Hong Kong)	112,300	723,692
Conwert Immobilien Invest SE (Austria)*	25,995	416,458
Savills PLC (United Kingdom)	16,700	181,677

		2,724,641

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	601,723	696,989
ARM Holdings PLC (United Kingdom), ADR(a)	30,873	1,348,841
Broadcom Ltd. (Singapore)	4,700	726,150
Intel Corp.	47,530	1,537,595
Maxim Integrated Products, Inc.	13,850	509,403
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	74,000	369,100

		5,188,078

Software — 3.5%
Cadence Design Systems, Inc.*	19,140	451,321
Check Point Software Technologies Ltd. (Israel)*(a)	6,285	549,749
Citrix Systems, Inc.*	4,520	355,182
Electronic Arts, Inc.*	11,785	779,106
Microsoft Corp.	268,945	14,853,832
Oracle Corp.	154,205	6,308,526
SAP SE (Germany)	14,800	1,190,935

		24,488,651

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 2.2%
Dick’s Sporting Goods, Inc.	131,500	$6,147,625
Home Depot, Inc. (The)	54,961	7,333,446
Kingfisher PLC (United Kingdom)	214,761	1,158,330
O’Reilly Automotive, Inc.*	3,130	856,556

		15,495,957

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	135,698	14,789,725
FUJIFILM Holdings Corp. (Japan)	17,800	703,586
NEC Corp. (Japan)	442,900	1,113,443
Samsung Electronics Co. Ltd. (South Korea)	1,243	1,426,475
Seagate Technology PLC(a)	105,440	3,632,408

		21,665,637

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.	43,390	1,229,673

Tobacco — 0.3%
Altria Group, Inc.	19,550	1,225,003
Imperial Brands PLC (United Kingdom)	15,406	852,985

		2,077,988

Trading Companies & Distributors — 0.4%
Mitsubishi Corp. (Japan)	26,900	455,188
Noble Group Ltd. (Hong Kong)*	1,677,400	546,601
Rexel SA (France)	76,100	1,084,789
United Rentals, Inc.*	6,415	398,949

		2,485,527

Transportation Infrastructure — 0.2%
Aena SA (Spain), 144A*	10,000	1,289,390

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	747,500	945,189

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc. (Canada) (Class B Stock)	8,214	328,724
SK Telecom Co. Ltd. (South Korea)	4,727	856,576
SoftBank Group Corp. (Japan)	24,800	1,186,185
Vodafone Group PLC (United Kingdom)	322,648	1,025,262

		3,396,747

TOTAL COMMON STOCKS (cost $411,475,678)		422,738,833

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Hyundai Motor Co. (PRFC)	9,400	854,160
Porsche Automobil Holding SE (PRFC)	7,400	382,468

		1,236,628

TOTAL PREFERRED STOCKS (cost $1,601,666)		1,236,628

	Units
RIGHT*
Insurance
Delta Lloyd NV (Netherlands), expiring 04/07/16 (cost $221,841)	72,558	100,811

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities — 1.6%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	161	$161,306
Series 2015-2, Class A3
1.490%	11/15/19	145	145,367
Ally Master Owner Trust,
Series 2015-1, Class A
0.833%(c)	01/15/19	396	394,860
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	119	119,144
Series 2016-1, Class A3
1.340%	01/22/19	142	141,808
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	858	804,082
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	852	812,652
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	861	881,213
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	109	108,727
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.833%(c)	02/15/19	306	305,451
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	356	349,348
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.749%(c)	11/25/26	317	313,768
Hyundai Auto Receivables Trust,
Series 2013-C, Class A3
1.010%	02/15/18	101	101,115
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B
1.330%	03/15/18	40	40,174
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
1.033%(c)	08/15/22	41	40,688
Series 2013-B, Class A1, 144A
1.083%(c)	07/15/22	76	75,440
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	629,270
Sonic Capital LLC,
Series 2011-1A, Class A2, 144A
5.438%	05/20/41	800	825,383
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	472,317
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	675	653,749
Series 2014-1A, Class A, 144A
3.270%	10/20/39	399	375,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	946	$983,115
Series 2012-20C, Class 1
2.510%	03/01/32	716	733,317
Series 2014-20L, Class 1
2.700%	12/01/34	941	964,754
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A4
1.160%	03/20/20	200	198,947
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	746,006

TOTAL ASSET-BACKED SECURITIES (cost $11,509,339)			11,377,491

CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank Delaware (United Kingdom)^
0.594%(c)	03/26/18	245	242,795
BMW Bank of North America (Germany)
2.150%	12/10/19	245	250,255
Compass Bank
1.900%	11/06/18	245	249,349
JPMorgan Chase Bank NA
1.000%	02/19/20	245	245,149

TOTAL CERTIFICATES OF DEPOSIT (cost $976,622)			987,548

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.716%(c)	06/10/49	438	448,558
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	815	844,974
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431%	10/15/49	570	573,857
Series 2014-GC25, Class B
4.345%	10/10/47	275	285,580
Commercial Mortgage Trust,
Series 2006-C8, Class A4
5.306%	12/10/46	452	457,855
Series 2012-CR1, Class B
4.612%	05/15/45	640	693,966
Series 2012-CR2, Class A4
3.147%	08/15/45	269	282,877
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	139,455
Series 2014-CR15, Class A2
2.928%	02/10/47	280	288,664
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,062,408
Series 2014-SAVA, Class B, 144A
2.183%(c)	06/15/34	450	440,485

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-UBS2, Class A1
1.298%	03/10/47	253	$251,672
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	322,298
Series 2014-UBS5, Class C
4.766%(c)	09/10/47	940	932,847
Series 2015-PC1, Class A5
3.902%	07/10/50	145	156,862
Extended Stay America Trust,
Series 2013-ESH7, Class A17, 144A^
2.295%	12/05/31	264	264,106
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	293,974
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.161%(c)	09/25/44	279	287,093
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	300	303,177
Series 2012-2, Class AB
2.105%	03/16/37	444	444,825
Series 2013-194, Class AE
2.750%(c)	11/16/44	377	384,626
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	225	224,327
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	178	184,114
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	943,695
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	839	873,897
Series 2008-T29, Class A4
6.462%(c)	01/11/43	322	341,871
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	218,461
Motel 6 Trust,
Series 2015-MTL6, Class A2A2, 144A
2.605%	02/05/30	620	620,698
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2
2.900%	10/29/20	154	154,000
Series 2010-C1, Class APT
2.650%	10/29/20	81	81,069
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	218	221,228
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	63,779
Series 2013-C5, Class AAB
2.687%	03/10/46	90	92,228
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	206,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	$472,710
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	137,346
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	878,682

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,142,099)			14,874,327

CORPORATE BONDS — 10.3%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	612,125

Airlines — 0.2%
Air Canada Class 2015-2 AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	172	171,570
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	145	149,350
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	652	675,129
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	198	198,064

			1,194,113

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20(a)	267	269,821
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	610	606,645
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	266	332,136
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	400,714
2.551%	10/05/18	290	291,003
4.250%	09/20/22	300	320,885
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	600	628,734
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	222	226,243

			3,076,181

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 2.3%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49(a)	560	$578,032
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	560	601,144
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	404	409,333
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	123	123,890
2.800%	07/21/21	341	349,627
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	778,991
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25(a)	295	276,609
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	227	229,839
Capital One NA,
Certificate of Deposit
2.000%	10/07/19	245	248,954
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	571	570,422
3.875%	10/25/23	690	722,567
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	615	635,732
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	569,953
Goldman Sachs Bank USA,
Certificate of Deposit
2.250%	09/30/20	245	249,730
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24	775	812,602
HSBC Bank USA NA,
Certificate of Deposit
1.625%	12/09/20	245	246,570
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22(a)	433	451,590
3.625%	05/13/24(a)	259	270,061
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	450	602,262
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18(a)	396	398,745
Sub. Notes
5.000%	11/24/25(a)	700	757,553
National Australia Bank Ltd (Australia),
Jr. Sub. Notes
8.000%(c)	09/29/49	590	601,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	269	$281,617
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.856%(c)	03/29/49	825	693,000
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	280	283,851
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	480	507,648
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25	565	545,988
Gtd. Notes, 144A
5.911%	06/20/16	645	649,383
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23(a)	500	480,085
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24	423	440,029
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.350%	01/29/21	435	441,637
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	570	577,660
Sr. Unsec’d. Notes
5.625%	12/11/17	659	706,349
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	268	276,504

			16,369,757

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,047	1,131,497
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19	234	272,730
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	250	267,018
7.900%	11/01/18	238	277,216

			1,948,461

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	505,096
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.000%	07/15/18	260	286,506

			791,602

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.1%
George Washington University (The),
Bonds
3.485%	09/15/22	163	$170,733
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	170,622
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	122,957
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37	309	309,000

			773,312

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	449	451,731
3.250%	02/23/26(a)	185	193,152
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.450%	02/19/26	636	667,605

			1,312,488

Diversified Financial Services — 1.5%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	659	785,389
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.125%	03/30/20(a)	625	620,313
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	505	506,263
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	618,023
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	601,183
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	534	526,542
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	1,098	1,105,948
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	887	893,195
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20(a)	355	363,676
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	156	153,743
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	745,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	551	$671,948
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	988	1,044,272
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	509	515,039
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	746,027
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	431	425,775

			10,322,895

Electric — 0.2%
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	463	572,479
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTNB
8.400%	03/28/25	167	231,420
PacifiCorp,
First Mortgage
3.850%	06/15/21	201	218,306

			1,022,205

Engineering & Construction — 0.1%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/42	750	746,663

Foods — 0.1%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	320	352,531
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	474,700

			827,231

Healthcare-Products
Becton Dickinson Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	195	259,192

Holding Companies-Diversified — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	580	616,540

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	599,325

Insurance — 0.5%
AIG Life Holdings, Inc.,
Gtd. Notes
6.625%	02/15/29	600	726,047

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	220	$224,366
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	560	609,550
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	741,266
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	738,431
ZFS Finance USA Trust II (Switzerland),
Jr. Sub. Notes, 144A
6.450%(c)	12/15/65	690	688,620

			3,728,280

Iron/Steel — 0.1%
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22	310	319,300

Machinery-Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	101	106,079

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	222,283
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	699,181

			921,464

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35	445	544,472
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	265	321,184
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	265	272,009
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
3.150%	09/17/25	238	255,661
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	606	621,071

			2,014,397

Miscellaneous Manufacturing — 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	730,618
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	802	826,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	197	$222,753

			1,779,431

Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,153
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	398	397,727
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	305,037
ConocoPhillips Co.,
Gtd. Notes
2.400%	12/15/22	285	269,538
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26	221	226,185
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22	234	241,722
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.875%	08/04/26	270	292,275
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	585	504,563
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23	361	350,310
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21	291	299,396

			3,013,906

Oil & Gas Services — 0.1%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	473	583,511

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18	250	273,904
Johnson & Johnson,
Sr. Unsec’d. Notes
3.700%	03/01/46	137	143,840
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23(a)	600	471,750

			889,494

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	437,741
5.000%	10/01/21	160	163,247

			600,988

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A^
1.035%(c)	09/01/26	1,586	$1,396,034

Real Estate Investment Trusts (REITs) — 0.2%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	600	612,000
iStar Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	300	292,500
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	700	724,895

			1,629,395

Retail — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22(a)	490	502,250
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35(a)	185	206,269
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	637	713,120
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	685	954,563

			2,376,202

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	819,556
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	700	728,146
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45(a)	313	347,169
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	346	352,055
4.125%	05/15/45(a)	655	669,200

			2,916,126

Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	505	506,183
4.450%	04/01/24	785	849,682
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	535	536,337
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39	296	382,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	700	$701,050
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22	650	666,250
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25(a)	670	678,375
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23(a)	625	657,813
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	584	718,319

			5,696,741

Transportation — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	640	685,366
5.720%	01/15/24	329	371,053
8.251%	01/15/21	62	71,394
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	197	227,226
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	326	365,257
Federal Express Corp. 1999 Pass-Through Trust,
Pass-Through Certificates^
7.650%	07/15/24	501	584,119
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	56	56,585
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.450%	06/15/45	195	201,337
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	324	363,727
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	501	557,440
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	279	324,466

			3,807,970

TOTAL CORPORATE BONDS (cost $71,875,946)			72,251,408

FOREIGN GOVERNMENT BOND
Province of Manitoba (Canada),
Unsec’d. Notes
(cost $109,718)
9.500%	09/15/18	92	109,227

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.9%
California — 0.2%
State of California,
General Obligation Unlimited
7.700%	11/01/30	760	$939,801
7.950%	03/01/36	315	382,208
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	279,617

			1,601,626

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	608,635

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	463,984

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	650	769,522

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	480,096

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
4.080%(s)	04/15/22	710	573,737

Texas — 0.1%
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	753,877

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	728,061

TOTAL MUNICIPAL BONDS (cost $5,747,578)			5,979,538

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	310	339,435
Series 2010-135, Class EA
3.000%	01/25/40	21	21,622
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	469	485,981
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	256	261,266
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.722%(c)	07/25/44	34	36,121

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	153	$153,664
Series 2010-64, Class NP
3.500%	08/20/36	99	99,947

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,398,297)			1,398,036

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Federal Farm Credit Banks
2.690%	01/22/24	711	711,067
2.820%	01/27/25	646	649,725
2.900%	10/07/24	497	499,469
2.950%	09/30/24	155	156,189
2.950%	07/13/23	1,186	1,189,882
3.030%	01/06/25	347	347,003
3.170%	07/21/25	1,571	1,574,511
Federal Home Loan Banks
1.600%	01/29/19	1,500	1,500,901
2.900%	09/05/25	410	409,527
3.060%	01/20/26	665	665,268
Federal Home Loan Mortgage Corp.
1.000%	12/09/20-04/29/21	3,180	3,180,797
2.500%	04/01/28	466	480,155
3.000%	11/01/42	270	276,545
3.500%	04/01/34-07/01/42	1,175	1,237,675
4.000%	01/01/40	820	880,896
4.500%	08/01/25-06/01/31	448	484,381
Federal National Mortgage Assoc.
0.750%	01/29/19	3,182	3,184,132
3.000%	05/01/24-06/01/33	1,080	1,128,683
3.500%	04/01/32-07/01/42	1,456	1,536,165
4.000%	10/01/33-02/01/41	2,342	2,524,639
4.500%	07/01/19-06/01/41	2,227	2,429,684
5.000%	11/01/33-10/01/41	1,548	1,718,081
5.500%	01/01/21	28	29,559
6.000%	04/18/36	213	213,540
Government National Mortgage Assoc.
2.500%	09/20/43	402	407,529
2.500%	12/20/42	315	320,749
Overseas Private Investment Corp., Gov’t. Gtd. Notes
2.319%(s)	11/15/20	500	524,109
3.559%(s)	06/10/18	1,250	1,278,360
5.142%	12/15/23	810	889,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,218,736)			30,429,082

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
2.875%	08/15/45	120	126,225
3.000%	05/15/45	651	702,089
3.750%	11/15/43	3,070	3,813,035
4.500%	02/15/36	2,970	4,075,048
5.250%	11/15/28	2,725	3,727,075
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17	370	390,338
0.250%	01/15/25	624	629,389
0.375%	07/15/25	285	290,929
0.750%	02/15/45	1,489	1,449,289

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
1.375%	08/31/20	2,339	$2,361,111
1.500%	12/31/18-11/30/19	1,978	2,011,861
1.625%	02/15/26(a)	1,896	1,868,449
1.625%	12/31/19	719	734,223
2.000%	05/31/21	176	182,380
2.125%	08/15/21	1,169	1,217,540
2.375%	05/31/18-08/15/24	7,536	7,801,912
2.500%	08/15/23	1,387	1,478,076
2.625%	08/15/20	490	520,701
2.750%	11/15/23-02/15/24	3,686	3,991,700
3.250%	03/31/17	4,300	4,411,533

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,927,678)			41,782,903

TOTAL LONG-TERM INVESTMENTS (cost $591,205,198)			603,265,832

		Shares
SHORT-TERM INVESTMENTS — 18.5%
AFFILIATED MUTUAL FUND — 18.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $126,782,272; includes $31,795,103 of cash collateral received for securities on loan)(b)(w)		126,782,272	126,782,272

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
(cost $2,898,441)
0.298%	06/09/16	2,900	2,898,988

TOTAL INVESTMENTS — 104.8% (cost $720,885,911)			732,947,092
Liabilities in excess of other assets(z) — (4.8)%			(33,899,499)

NET ASSETS — 100.0%			$699,047,593

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,487,054 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,998,876; cash collateral of $31,795,103 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
61	5 Year U.S. Treasury Notes	Jun. 2016	$7,370,336	$7,391,008	$20,672
44	10 Year U.S. Treasury Notes	Jun. 2016	5,731,713	5,737,187	5,474
20	20 Year U.S. Treasury Bonds	Jun. 2016	3,293,750	3,288,750	(5,000)
168	Mini MSCI EAFE Index	Jun. 2016	13,683,810	13,654,200	(29,610)
35	Russell 2000 Mini Index	Jun. 2016	3,795,542	3,883,600	88,058
284	S&P 500 E-Mini Index	Jun. 2016	28,133,437	29,131,300	997,863
12	S&P Mid Cap 400 E-Mini Index	Jun. 2016	1,682,507	1,729,440	46,933

					$1,124,390

(1)	U.S. Treasury Security with the market value of $2,884,490 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$320,809,403	$101,929,430	$—
Preferred Stocks	—	1,236,628	—
Right	100,811	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	11,377,491	—
Certificates of Deposit	—	744,753	242,795
Commercial Mortgage-Backed Securities	—	14,610,221	264,106
Corporate Bonds	—	70,271,255	1,980,153
Foreign Government Bond	—	109,227	—
Municipal Bonds	—	5,979,538	—
Residential Mortgage-Backed Securities	—	1,398,036	—
U.S. Government Agency Obligations	—	30,429,082	—
U.S. Treasury Obligations	—	44,681,891	—
Affiliated Mutual Fund	126,782,272	—	—
Other Financial Instruments*
Futures	1,124,390	—	—

Total	$448,816,876	$282,767,552	$2,487,054

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

   The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$1,204,055
Interest rate contracts	21,146

Total	$1,225,201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.1%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	44,181,300	$459,485,522
AST AQR Emerging Markets Equity Portfolio*	476,667	4,194,674
AST AQR Large-Cap Portfolio*	26,453,399	360,559,827
AST BlackRock / Loomis Sayles Bond Portfolio*	13,752,682	177,272,077
AST BlackRock Low Duration Bond Portfolio*	10,246,609	107,179,534
AST Boston Partners Large-Cap Value Portfolio*	3,843,854	66,421,805
AST ClearBridge Dividend Growth Portfolio*	11,230,210	152,843,155
AST Cohen & Steers Realty Portfolio*	275,010	2,934,361
AST Goldman Sachs Global Income Portfolio*	27,228,935	282,908,638
AST Goldman Sachs Large-Cap Value Portfolio*	3,349,269	82,592,967
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,728,823	12,482,104
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	33,896,284
AST Goldman Sachs Strategic Income Portfolio*	11,348,142	106,672,538
AST Herndon Large-Cap Value Portfolio*	2,827,995	34,049,057
AST High Yield Portfolio*	28,623,607	239,293,352
AST International Growth Portfolio*	12,096,911	161,735,696
AST International Value Portfolio*	9,558,555	161,348,409
AST Jennison Large-Cap Growth Portfolio*	3,349,087	73,177,548
AST Large-Cap Value Portfolio*	2,699,405	56,552,537
AST Loomis Sayles Large-Cap Growth Portfolio*	3,340,169	117,740,945
AST Lord Abbett Core Fixed Income Portfolio*	28,871,621	352,811,208
AST MFS Growth Portfolio*	5,424,429	94,710,530
AST MFS Large-Cap Value Portfolio*	6,017,205	92,785,300
AST Mid-Cap Value Portfolio*	336,578	6,479,125
AST Money Market Portfolio*	86,979,481	86,979,481
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	246,199	6,615,367
AST Parametric Emerging Markets Equity Portfolio*	498,056	3,825,069
AST Prudential Core Bond Portfolio*	83,219,957	960,358,300
AST QMA Emerging Markets Equity Portfolio*	265,028	2,205,036
AST QMA International Core Equity Portfolio*	7,658,718	75,361,787
AST QMA Large-Cap Portfolio*	25,895,490	362,018,944
AST Small-Cap Growth Opportunities Portfolio*	2,231,768	29,481,662
AST Small-Cap Growth Portfolio*	1,024,331	31,037,230
AST Small-Cap Value Portfolio*	1,740,118	36,803,504
AST T. Rowe Price Large-Cap Growth Portfolio*	2,473,068	56,534,329
AST Templeton Global Bond Portfolio*	131,266	1,350,731
AST Wellington Management Global Bond Portfolio*	53,755,275	561,205,066
AST Western Asset Core Plus Bond Portfolio*	54,607,146	644,364,324
AST Western Asset Emerging Markets Debt Portfolio*	5,855,160	57,790,432

TOTAL LONG-TERM INVESTMENTS (cost $5,659,661,590)(w)		6,156,058,455

		Shares	Value

SHORT-TERM INVESTMENTS — 7.6%
AFFILIATED MUTUAL FUND — 7.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $488,146,194)(w)		488,146,194	$488,146,194

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.252%	06/16/16	600	599,759
0.270%	06/16/16	200	199,920
0.277%	06/16/16	16,800	16,793,246

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,589,336)			17,592,925

TOTAL SHORT-TERM INVESTMENTS (cost $505,735,530)			505,739,119

TOTAL INVESTMENTS — 99.7% (cost $6,165,397,120)			6,661,797,574
Other assets in excess of liabilities(z) — 0.3%			22,102,365

NET ASSETS — 100.0%			$6,683,899,939

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
575	2 Year U.S. Treasury Notes	Jun. 2016	$125,754,216	$125,781,250	$27,034
928	10 Year U.S. Treasury Notes	Jun. 2016	121,011,622	121,002,500	(9,122)
158	CAC40 10 Euro	Apr. 2016	8,004,187	7,881,032	(123,155)
29	DAX Index	Jun. 2016	8,219,908	8,249,792	29,884
609	Euro STOXX 50 Index	Jun. 2016	20,700,246	20,311,319	(388,927)
116	FTSE 100 Index	Jun. 2016	10,111,639	10,184,529	72,890
42	Mini MSCI EAFE Index	Jun. 2016	3,414,584	3,413,550	(1,034)
131	Russell 2000 Mini Index	Jun. 2016	14,109,355	14,535,760	426,405
758	S&P 500 E-Mini Index	Jun. 2016	76,143,011	77,751,850	1,608,839
171	S&P 500 Index	Jun. 2016	85,886,888	87,701,625	1,814,737
105	TOPIX Index	Jun. 2016	12,476,460	12,571,638	95,178

					$3,552,729

(1) U.S. Treasury securities with a combined market value of $17,592,925 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,644,204,649	$—	$—
U.S. Treasury Obligations	—	17,592,925	—
Other Financial Instruments*
Futures Contracts	3,552,729	—	—

Total	$6,647,757,378	$17,592,925	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$3,534,817
Interest rate contracts	17,912

Total	$3,552,729

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.1%

ASSET-BACKED SECURITIES — 25.6%

Collateralized Debt Obligations — 0.3%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.879%	(c)	04/25/19	692	$685,256
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.029%	(c)	07/25/26	8,250	8,138,740

					8,823,996

Collateralized Loan Obligations — 10.0%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804%	(c)	04/20/25	14,150	13,953,059
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.164%	(c)	07/20/26	8,000	7,943,668
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,438,228
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121%	(c)	04/28/26	11,650	11,577,815
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.871%	(c)	04/28/26	3,100	3,036,018
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222%	(c)	10/15/26	8,750	8,722,166
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.722%	(c)	04/15/25	5,500	5,425,938
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.076%	(c)	08/28/25	4,000	3,975,456
Arrowpoint CLO Ltd (Cayman Islands), Series 2015-4A, Class A, 144A	2.170%	(c)	04/18/27	3,750	3,693,137
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.172%	(c)	10/15/26	8,750	8,664,947
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.118%	(c)	02/17/26	1,000	990,833
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162%	(c)	10/15/26	4,500	4,469,691
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.022%	(c)	10/15/26	750	739,245
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.724%	(c)	04/20/25	4,500	4,438,980
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.021%	(c)	10/22/25	7,500	7,393,244
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.120%	(c)	04/17/26	7,150	7,019,798
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.770%	(c)	04/17/26	2,000	1,940,963
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,958,445
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220%	(c)	10/17/26	9,250	9,115,357
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223%	(c)	01/20/28	11,750	11,549,281
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822%	(c)	07/15/24	12,200	12,024,139
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770%	(c)	04/17/25	11,900	11,725,500
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.081%	(c)	07/27/26	7,500	7,423,970
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.130%	(c)	10/18/26	5,000	4,942,904

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072%	(c)	07/15/26	2,450	$2,368,899
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	2.094%	(c)	01/20/26	14,800	14,409,268
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071%	(c)	05/05/27	3,500	3,442,112
ICG US CLO (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	3,750	3,732,034
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.208%	(c)	05/15/26	5,450	5,405,720
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26	1,500	1,492,974
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.172%	(c)	07/15/26	5,750	5,629,906
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.090%	(c)	01/31/22	EUR 45	51,529
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039%	(c)	07/25/26	7,500	7,451,452
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070%	(c)	01/18/27	2,000	1,976,617
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.032%	(c)	10/15/26	750	715,390
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771%	(c)	07/22/25	3,500	3,454,392
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124%	(c)	07/20/27	14,500	14,269,401
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.142%	(c)	04/15/26	13,050	12,969,578
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.179%	(c)	10/25/26	9,000	8,888,941
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	600	601,932
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100%	(c)	07/17/26	1,250	1,231,505
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.770%	(c)	07/17/26	1,000	973,656
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672%	(c)	04/15/25	18,150	17,757,503
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.072%	(c)	10/15/26	6,750	6,530,666
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268%	(c)	08/17/22	2,000	1,964,068
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324%	(c)	10/20/23	2,150	2,146,588
Sound Point CLO IX Ltd (Cayman Islands), Series 2015-2A, Class A, 144A	2.144%	(c)	07/20/27	10,750	10,645,942
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.984%	(c)	10/20/26	5,250	5,145,828
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	4,850	4,885,675
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124%	(c)	04/20/26	6,450	6,327,171
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	2,000	1,955,767

					303,587,296

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities — 3.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	26,200	$26,072,959
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.381%	(c)	09/26/45	3,899	3,831,138
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(x)	1.933%	(c)	02/25/25	2,992	2,994,807
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.733%	(c)	10/25/27	3,000	2,846,080
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(x)	3.283%	(c)	04/25/28	5,000	5,033,702
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Private Placement, 144A	2.730%		03/25/21	21,000	21,022,806
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	6,500	6,507,698
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	8,400	8,286,031
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/18/29	6,400	6,308,074
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	965	961,686
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	5,867	5,863,973
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	17,040	16,861,937
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19	455	459,427

					107,050,318

Residential Mortgage-Backed Securities — 11.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.483%	(c)	12/25/33	450	422,065
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.073%	(c)	05/25/34	1,242	1,158,916
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.213%	(c)	04/25/34	2,615	2,394,218
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	1.033%	(c)	02/25/34	278	263,272
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.786%	(c)	02/25/33	1,489	1,391,035
Argent Securities, Inc., Series 2003-W10, Class M1	1.516%	(c)	01/25/34	2,232	2,044,335
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.216%	(c)	10/25/34	1,388	1,341,184
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.258%	(c)	08/25/33	807	774,016
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	1.133%	(c)	06/25/34	769	708,897
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.961%	(c)	01/15/33	575	581,831
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.402%	(c)	12/15/33	1,152	1,097,408
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.258%	(c)	04/25/34	5,104	4,744,490

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.243%	(c)	06/25/34	3,121	$2,890,387
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.336%	(c)	08/25/34	2,889	2,698,216
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	1.483%	(c)	12/25/34	1,529	1,363,027
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.623%	(c)	03/27/36	8,601	7,997,632
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.563%	(c)	02/27/37	4,199	3,840,363
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.606%	(c)	05/28/36	4,577	4,335,316
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%	(c)	07/28/35	12,578	12,540,298
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.456%	(c)	06/25/34	3,014	2,696,624
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.933%	(c)	03/25/43	1,125	1,095,217
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.288%	(c)	07/25/34	3,024	2,857,950
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.923%	(c)	07/25/35	1,973	1,937,108
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.813%	(c)	06/25/36	1,838	1,792,695
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	1.258%	(c)	10/25/34	2,381	2,381,171
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%		03/25/35	1,020	1,044,834
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.183%	(c)	02/25/34	4,249	4,052,032
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.483%	(c)	11/25/34	1,874	1,775,526
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	1.113%	(c)	06/25/33	1,443	1,394,919
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.872%	(c)	05/25/35	295	295,005
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	0.913%	(c)	01/25/34	4,750	4,292,342
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.333%	(c)	12/25/34	3,000	2,914,579
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.576%	(c)	01/26/37	7,712	7,385,794
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.576%	(c)	01/26/37	2,500	1,981,466
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.576%	(c)	10/26/36	8,471	7,963,170
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.576%	(c)	10/26/36	2,025	1,442,274
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.576%	(c)	03/26/37	9,499	8,969,474
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.576%	(c)	03/26/37	2,100	1,603,960
Home Equity Asset Trust, Series 2003-4, Class M1	1.633%	(c)	10/25/33	1,026	930,255
Home Equity Asset Trust, Series 2003-6, Class M1	1.483%	(c)	02/25/34	2,941	2,755,112

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.773%	(c)	04/25/36	2,788	$2,728,210
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.742%	(c)	07/20/36	3,560	3,413,644
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^	2.434%	(c)	12/01/21	5,225	5,146,871
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.434%	(c)	01/01/20	14,044	13,780,152
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.438%	(c)	01/01/20	15,572	15,341,102
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.434%	(c)	03/01/20	12,274	11,991,656
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A^	2.438%	(c)	04/01/20	3,893	3,776,202
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.434%	(c)	04/01/20	5,705	5,570,229
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^(g)	2.434%	(c)	05/01/20	26,415	25,820,441
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.434%	(c)	07/01/20	4,544	4,470,161
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.434%	(c)	08/01/20	13,280	13,012,219
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.434%	(c)	10/01/20	6,750	6,617,105
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A^	2.434%	(c)	01/01/21	6,778	6,574,476
LSTAR Securities Investment Trust, Series 2016-2, Class A, 144A^	2.432%		03/01/21	7,275	7,024,740
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.528%	(c)	09/25/34	1,103	1,099,092
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.133%	(c)	09/25/34	858	762,164
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.333%	(c)	04/25/34	2,627	2,414,807
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.153%	(c)	12/25/34	4,531	4,081,247
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.908%	(c)	06/25/34	1,205	1,209,165
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.278%	(c)	01/25/35	1,199	1,171,531
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.633%	(c)	06/25/33	482	462,087
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.453%	(c)	10/25/33	250	234,149
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.173%	(c)	01/25/34	1,566	1,504,990
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.288%	(c)	03/25/34	5,457	5,126,190
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.333%	(c)	05/25/34	3,022	2,849,183
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.363%	(c)	06/25/34	2,287	2,200,930
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	2.008%	(c)	11/25/32	1,022	971,937
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	0.903%	(c)	08/25/35	4,350	4,196,199

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.373%	(c)	06/25/33	560	$531,457
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-5, Class A2	1.073%	(c)	08/25/33	1,328	1,246,294
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.273%	(c)	02/25/33	1,396	1,287,289
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.333%	(c)	01/25/34	6,976	6,428,217
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.933%	(c)	12/25/33	977	902,875
Saxon Asset Securities Trust, Series 2004-1, Class A	0.976%	(c)	03/25/35	405	362,700
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.198%	(c)	02/25/34	4,819	4,428,144
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.233%	(c)	02/25/34	15,163	14,295,957
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.233%	(c)	07/25/34	10,051	9,393,943
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.273%	(c)	08/25/34	1,387	1,355,734
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.433%	(c)	09/25/34	7,741	7,482,841
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.333%	(c)	01/25/35	346	340,485
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.373%	(c)	09/25/34	3,754	3,448,074
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	13,392	13,192,126
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	5,345	5,266,941
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500%	(c)	03/25/55	6,429	6,314,634
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	2,868	2,812,574
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	9,126	9,045,012

					355,834,589

TOTAL ASSET-BACKED SECURITIES (cost $771,251,778)					775,296,199

BANK LOANS(c) —3.2%

Automotive — 0.1%
Chrysler Group LLC, Term Loan B	3.500%		05/24/17	3,180	3,177,623
Schaffler AG (Germany), Term Loan B	4.250%		05/15/20	390	390,373

					3,567,996

Cable — 0.3%
Cequel Communications LLC, Term Loan B	3.812%		02/14/19	4,319	4,280,154
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21	1,444	1,436,716
Virgin Media Investments Holdings Ltd. (United Kingdom), Term Loan F	3.500%		06/30/23	2,020	2,001,027

					7,717,897

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.500%	12/03/20	EUR	2,931	$3,335,754

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1^	4.250%	08/30/20	EUR	1,534	1,738,484
CeramTec GmbH (Germany), Term Loan B2^	4.250%	08/30/20	EUR	466	528,786
Macdermid, Inc., Term Loan B3	5.500%	06/07/20		2,085	2,008,636

					4,275,906

Consumer
Bombardier Recreation Products (Canada), Term Loan B	3.750%	01/30/19		850	837,250

Electric — 0.2%
Calpine Corp., Term Loan B3	4.000%	10/09/19		4,635	4,605,303

Energy - Other — 0.1%
Western Refining, Inc., Term Loan B^	4.250%	11/12/20		3,932	3,814,086

Foods — 0.2%
Aramark Corp., Term Loan F	3.250%	02/24/21		1,707	1,700,604
BC Unlimited Liability Co. (Canada), Term Loan B2	3.750%	12/10/21		2,784	2,779,424

					4,480,028

Gaming — 0.1%
MGM Resorts International, Term Loan A	3.373%	12/20/17		1,449	1,443,572

Healthcare & Pharmaceutical — 0.8%
Capsugel Holdings U.S., Inc., Term Loan B	3.500%	08/01/18		2,497	2,487,942
CHS/Community Health Systems, Inc., Term Loan F	3.741%	12/31/18		1,511	1,495,390
CHS/Community Health Systems, Inc., Term Loan G	3.750%	12/31/19		540	529,551
CHS/Community Health Systems, Inc., Term Loan H	4.000%	01/27/21		993	974,359
Grifols SA, Term Loan B	3.630%	02/26/21		3,072	3,068,237
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%	03/19/21		2,994	2,899,576
RPI Finance Trust, Term Loan B4	3.500%	11/09/20		4,017	4,022,120
Select Medical Corp., Term Loan F^	6.000%	03/03/21		3,205	3,168,944
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	4.000%	04/01/22		1,980	1,865,532
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan TL	3.750%	08/05/20		3,000	2,814,642

					23,326,293

Lodging
Hilton Worldwide Finance LLC, Term Loan B	3.500%	10/26/20		1,150	1,150,048

Packaging — 0.1%
Berry Plastics Group, Inc., Term Loan E	3.750%	01/06/21		2,271	2,261,492

Restaurants — 0.1%
Albertsons Holdings LLC, Term Loan B3	5.125%	08/26/19		3,484	3,478,672

Retailers — 0.3%
Douglas Holding AG (Germany), Term Loan B	6.000%	08/13/22	EUR	211	240,504

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Retailers (cont’d.)
Douglas Holding AG (Germany), Term Loan B2	6.000%		08/13/22	EUR	129	$146,550
Douglas Holding AG (Germany), Term Loan B3	6.000%		08/13/22	EUR	221	251,258
Douglas Holding AG (Germany), Term Loan B4	6.000%		08/13/22	EUR	146	166,813
Douglas Holding AG (Germany), Term Loan B5	6.000%		08/13/22	EUR	33	37,070
Douglas Holding AG (Germany), Term Loan B6	6.000%		08/13/22	EUR	168	191,357
Douglas Holding AG (Germany), Term Loan B7	6.000%		08/13/22	EUR	93	105,930
Euro Garages Ltd. (United Kingdom), Term Loan B1	5.500%		01/30/23	GBP	2,405	3,421,355
Rite Aid Corp., Term Loan 2	4.875%		06/21/21		2,250	2,251,406
Staples, Inc., Term Loan B	4.750%		02/02/22		2,520	2,512,349

						9,324,592

Technology — 0.7%
Action Nederland BV (United Kingdom), Term Loan B	4.750%		02/25/22	EUR	2,300	2,620,039
Avago Tech Cayman Finance Ltd., Term Loan B	4.250%		02/01/23		6,175	6,139,840
First Data Corp., Term Loan B1	4.131%		09/24/18		2,800	2,790,668
NXP BV, Term Loan B	3.750%		12/07/20		1,621	1,624,230
Solera Holdings, Inc., Term Loan B	5.750%		03/03/23		3,000	2,991,429
Transunion LLC, Term Loan B2	3.500%		04/09/21		2,205	2,181,113
Western Digital Corp., Term Loan B	4.500%		04/30/23	EUR	1,650	1,830,600
Western Digital Corp., Term Loan B	6.250%		04/30/23		1,760	1,737,451

						21,915,370

TOTAL BANK LOANS (cost $96,689,466)						95,534,259

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,611,754
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(c)	04/10/49		4,752	4,844,516
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,345	3,468,128
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50		757	755,405
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.705%	(c)	12/10/49		8,775	9,045,890
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.137%	(c)	12/10/49		2,552	2,670,958
Citigroup Commercial Mortgage Trust, Series 2011-12, Class 3A2, 144A	2.746%	(c)	09/25/47		2,968	2,611,661
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,179,433
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	10,366,632
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,477,615
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	23,765,740
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49		966	984,446
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48		3,658	3,694,990
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.996%	(c)	06/10/46		53	52,675
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,014,076

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	6,972	$7,170,135
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,991,473
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	17,795,153
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	16,181,664
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,360,926
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	17,446,398
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,332,616
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	20,036,192
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/53	13,500	14,240,536
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.143%	(c)	06/15/38	1,571	1,569,406
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,674,021
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	13,300	13,966,769
Fannie Mae-ACES, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	10,700	11,172,115
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.642%	(c)	06/25/20	34,700	1,756,287
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.451%	(c)	05/25/22	47,304	3,454,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.490%	(c)	06/25/22	25,721	1,906,794
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.887%	(c)	09/25/22	41,195	1,858,085
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.891%	(c)	10/25/22	33,624	1,557,381
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.679%	(c)	11/25/25	134,298	6,731,963
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.546%	(c)	08/25/16	13,433	28,103
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.765%	(c)	05/25/19	35,886	1,654,788
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.698%	(c)	07/25/19	36,187	1,625,828
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.357%	(c)	02/25/32	30,723	5,585,096
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	711	713,910
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,316,580
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,220,503
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,636,215
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,007,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	3,811	3,877,452

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	$5,085,268
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,935,550
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM.	5.761%	(c)	05/12/39	2,025	2,022,961
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	13,703	13,851,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,132,750
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,109,448
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	13,835,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	17,800	18,709,854
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	880	894,459
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	3,060,798
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,910,357
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,509,192
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	6,083	6,073,813
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	6,902	6,964,343
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	3,452	3,482,143
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	8,500	8,623,529
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703%	(c)	06/15/49	3,814	3,943,355
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.946%	(c)	02/15/51	6,720	6,923,734
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,195	19,720,440
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,815,484
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,114,309

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $517,152,913)					516,131,339

CORPORATE BONDS — 27.3%

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes(a)	9.950%		11/10/38	611	1,074,494
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	468	857,306
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	7,440	7,461,383
Reynolds American, Inc., Gtd. Notes	7.000%		08/04/41	1,350	1,597,424

					10,990,607

Airlines — 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%		04/11/24	4,516	4,663,089

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,121	$1,154,851

					5,817,940

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,200	5,217,025
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(a)	4.389%		01/08/26	1,135	1,202,111
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.597%		11/04/19	5,000	5,018,105
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	4,620	4,505,396
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	5,569,839

					21,512,476

Auto Parts & Equipment — 0.3%
Dana Holding Corp., Sr. Unsec’d. Notes(a)	5.500%		12/15/24	1,000	945,000
Lear Corp., Gtd. Notes	5.250%		01/15/25	6,325	6,554,281
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22	3,000	3,060,000

					10,559,281

Banks — 7.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	5,489,490
Bank of America Corp., Jr. Sub. Notes(a)	5.125%	(c)	12/31/49	4,145	3,917,025
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	1,490	1,534,700
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	15,660	17,981,642
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,088,978
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	1,245	1,309,668
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,335	2,591,593
Bank of America Corp., Sub. Notes, GMTN(a)	4.450%		03/03/26	6,375	6,567,455
Bank of America Corp., Sub. Notes, MTN(a)	3.950%		04/21/25	8,575	8,531,748
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	5,795	5,755,652
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	3,075	3,017,559
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,191,636
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		05/15/17	4,000	4,070,000
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49	2,575	2,464,275
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49	4,975	4,987,288
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	1,940	1,990,863
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	4,480	4,691,452
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,328,463
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	4,950	4,926,141
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	2,535	2,652,378
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,525	1,504,934
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.800%		09/15/22	4,125	4,105,509
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,101,389
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.625%		06/15/21	2,600	2,612,009
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	7,490	7,245,826
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		02/25/26	1,290	1,322,990
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	7,417,869

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	$9,379,744
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,673,571
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	2,000,558
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		04/07/16	1,000	1,000,005
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	7,950	7,969,875
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,350,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%		09/23/22	9,245	9,641,916
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,380,184
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,750	3,958,005
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	5,340	5,564,093
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	2,811,375
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.375%		07/24/42	1,280	1,678,102
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(h)	5.500%		07/28/21	7,000	7,988,708
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	8,457,037
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,870,183
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	806,217
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,821,499
State Street Corp., Jr. Sub. Notes(a)	5.250%	(c)	12/31/49	5,265	5,331,339
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	2,700	3,128,854
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	4,110	4,224,907

					226,434,704

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	1,775	1,983,673

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/43	4,105	4,674,807
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	695	842,922

					5,517,729

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $7,837,750: purchased 10/27/14-02/11/15)(f)(g)	5.375%		11/15/24	5,015	5,090,225
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A(a)	9.875%		04/30/19	3,000	3,160,500

					8,250,725

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	4,910	4,848,596
CF Industries, Inc., Gtd. Notes(a)	5.375%		03/15/44	2,105	1,936,326
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	5.250%		11/15/41	3,800	4,040,768
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	4,965	5,090,858
LyondellBasell Industries NV, Sr. Unsec’d. Notes .	6.000%		11/15/21	250	287,554
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400%		07/15/44	870	807,644
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	1,305	1,341,716
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%		11/15/43	4,260	4,449,033

					22,802,495

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%		06/01/34	1,025	$1,264,743
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%		10/15/37	2,050	2,614,734
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		07/15/25	935	930,129
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	1,500	1,569,375
United Rentals North America, Inc., Gtd. Notes(a)	7.625%		04/15/22	6,300	6,709,500

					13,088,481

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	10,125	10,191,106
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	1,895	1,926,821

					12,117,927

Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	650	664,216
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	4.625%		07/01/22	1,845	1,881,900
American Express Co., Jr. Sub. Notes	5.200%	(c)	12/31/49	2,290	2,166,912
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	6,600	6,650,609
Discover Financial Services, Sr. Unsec’d. Notes(a)	3.750%		03/04/25	4,895	4,764,490
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	1,187	1,289,548
General Electric Capital Corp., Gtd. Notes, GMTN(a)	6.875%		01/10/39	1,970	2,852,554
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	1,300	1,693,773
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34	977	960,892
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	(c)	03/15/17	1,500	1,580,100
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,975	1,759,518
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19	1,105	1,066,325
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	2,195	2,197,195
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	2,010	1,999,950

					31,527,982

Electric — 1.0%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	1,105	1,071,165
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	1,205	1,156,800
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38	2,110	2,828,812
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19	6,780	6,746,100
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	2,320	2,146,000
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	2,725	2,472,938
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,360	2,866,378
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	855	891,149
NRG Energy, Inc., Gtd. Notes(a)	7.625%		01/15/18	3,975	4,223,438

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	5,000	$5,037,500
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,156,316
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,019,266

				31,615,862

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22	2,000	1,980,000

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	736,888
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,656,791; purchased 10/22/12)(f)(g)	7.125%	06/26/42	1,425	594,938

				1,331,826

Entertainment — 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	700	724,500
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	6,000	6,142,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	3,000	3,120,000
Pinnacle Entertainment, Inc., Gtd. Notes(a)	6.375%	08/01/21	4,120	4,367,200

				14,354,200

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	7.250%	12/01/20	2,175	2,245,688

Food Service — 0.1%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	2,400	2,475,000

Foods — 0.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,090,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)(g)	7.250%	06/01/21	2,990	2,978,040
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(f)(g)	8.250%	02/01/20	2,900	2,972,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,755,000; purchased 05/20/15)(f)(g)	5.750%	06/15/25	2,755	2,410,625
Kraft Foods Group, Inc., Gtd. Notes	6.125%	08/23/18	735	810,118
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,133,600

				16,394,883

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,612,398
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,539,079

				10,151,477

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41	1,200	$1,331,120
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	240	240,261

					1,571,381

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	2,250	2,942,042
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	2,030	2,010,662
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%		11/15/19	2,300	2,239,625
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	3,000	3,022,500
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	4,740	5,211,147
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	6,270	6,395,400
HCA, Inc., Gtd. Notes	8.000%		10/01/18	3,750	4,200,000
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	2,885	2,973,353
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%		04/15/25	3,400	3,502,000
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%		03/15/22	2,000	2,165,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	365	370,020
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	375	399,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	2,750	2,750,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	3,360	3,744,394
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	471,151

					42,396,669

Home Builders — 0.3%
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18	5,750	6,396,875
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20	3,500	3,591,294

					9,988,169

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	2,050	2,144,390

Insurance — 1.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	4,500	4,944,762
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,630	1,537,299
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,700	1,850,603
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	345	375,985
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	935	1,009,800
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,735,832
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	3,720,948
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,228,957
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,108,718
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	4,733,954
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	745,337
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	1,330	1,338,064
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	1,040	1,137,129
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	3,620	4,223,179
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	1,810	1,932,175

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	$3,427,170
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	235,474
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	890	953,679
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,753,542

					40,992,607

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,514,500
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	4,375	4,976,562

					8,491,062

Machinery-Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,750	1,688,750

Machinery-Diversified — 0.3%
Case New Holland Industrial, Inc. (United
Kingdom), Gtd. Notes	7.875%		12/01/17	4,000	4,300,000
CNH Industrial Capital LLC, Gtd. Notes(a)	4.375%		11/06/20	3,325	3,266,812
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,950	2,104,945

					9,671,757

Media — 1.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,447,935
AMC Networks, Inc., Gtd. Notes(a)	5.000%		04/01/24	5,660	5,681,225
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	8,500	8,988,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	7.000%		01/15/19	824	840,480
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%		05/01/23	3,150	3,205,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	1,910	1,943,425
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	3,160	3,488,510
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,000	1,112,726
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	1,010	1,089,956
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	815	863,900
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,088	1,179,570
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	462	482,263
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41	4,945	5,715,960
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR 2,200	2,553,453
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	225	180,430
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	1,055	878,780
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,500	3,622,500

					43,274,988

Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75	4,915	4,915,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45	960	851,028

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	2,500	$2,612,842

					8,378,870

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	2,390	2,425,850
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,756,875; purchased 06/22/15)(f)(g)	5.000%		03/15/22	2,750	2,729,375
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	1,300	1,343,875

					6,499,100

Office/Business Equipment — 0.2%

CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500%		12/01/24	6,200	6,386,000

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	7,000	2,600,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,570	1,567,724
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	2,350	1,818,428
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39	1,980	1,895,739
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	2,295	2,050,683
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,079,757
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,291,814
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(a)	7.250%		11/05/19	1,050	1,144,752
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	2,500	2,121,255
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	4,000	3,765,124
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	1,971,609
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	3,860,293
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A (original cost $5,839,190; purchased 11/18/13-08/15/14)(f)(g)	5.375%		01/26/19	5,745	976,650
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,425	2,405,501
Phillips 66, Gtd. Notes(a)	4.875%		11/15/44	2,310	2,314,202
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	2,175	2,426,980
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,337,875

					39,628,886

Oil & Gas Services — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,440,585
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%		11/15/41	940	836,572

					5,277,157

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%		11/15/23	3,170	3,122,450
Ball Corp., Gtd. Notes(a)	5.250%		07/01/25	2,500	2,625,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%		08/15/23	1,270	1,323,181
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%		08/15/25	915	961,894
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19	1,120	1,171,082
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	1,250	1,342,699

					10,546,306

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%	05/14/25	5,735	$6,020,127
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	4,430	4,602,810
Actavis Funding SCS, Gtd. Notes(a)	4.550%	03/15/35	5,300	5,460,643
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	1,430	1,503,938
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23	1,900	1,788,375
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	4,400	4,851,343
Mylan, Inc., Gtd. Notes.	1.800%	06/24/16	1,260	1,260,907
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes(a)	3.650%	11/10/21	1,882	1,961,405
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	280	215,600
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.750%	08/15/18	1,000	907,500
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	420	394,978

				28,967,626

Pipelines — 0.6%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	5,831	5,017,774
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18	5,485	5,309,299
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	2,800	2,172,682
Enterprise Products Operating LLC, Gtd. Notes(a)	5.950%	02/01/41	1,600	1,641,942
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%	05/15/45	2,010	1,688,103
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	1,925	1,529,364
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,100	1,824,524

				19,183,688

Retail — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	2,330	2,597,878
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	575	678,883
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR 1,550	1,886,329
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	8,650	9,423,483
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	610	627,239

				15,213,812

Savings & Loans — 0.1%

People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	3,475	3,474,169

Semiconductors — 0.3%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	4,000	4,240,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	3,250	3,404,375
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625%	11/01/24	2,750	2,860,000

				10,504,375

Software — 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	5,720	5,911,763
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	955	964,550

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	4,350	$4,574,025

					11,450,338

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%		05/15/35	1,450	1,429,842
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44	1,785	1,737,731
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	3,375	3,401,838
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	4,575	4,810,452
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	850	912,384
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	%(c)	12/15/30	1,960	3,063,627
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16	2,900	3,132,000
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(a)	6.000%		06/15/25	2,970	2,997,844
CommScope, Inc., Gtd. Notes, 144A(a)	5.000%		06/15/21	1,560	1,571,700
Embarq Corp., Sr. Unsec’d. Notes (original cost $898,880; purchased 11/15/11)(f)(g)	7.995%		06/01/36	910	878,550
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	2,075	2,085,948
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%		09/15/48	965	966,641
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.672%		03/15/55	1,729	1,659,840
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	835	857,923
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	11,074	11,109,758
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP 2,520	3,773,159

					44,389,237

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23	891	920,107

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%		07/17/18	2,100	2,115,233

Wireless Telecommunication Services — 0.1%
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP 2,100	3,308,008

TOTAL CORPORATE BONDS (cost $823,967,247)					827,615,641

MUNICIPAL BONDS — 1.8%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%		01/01/41	2,500	3,013,425

California — 0.8%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%		04/01/49	6,290	8,908,904

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	$1,874,622
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,172,383
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,066,320
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,615,171

				22,637,400

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,302,140

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,915,707

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,860,374

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	543,832

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,540,510
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,609,468
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,363,520

				6,513,498

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	2,000	2,724,140
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,665,048
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	2,026,543

				6,415,731

Ohio — 0.2%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,487,371

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	659,945

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	$1,599,258

				2,259,203

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,419,047

TOTAL MUNICIPAL BONDS (cost $51,453,286)				55,367,728

NON-CORPORATE FOREIGN AGENCIES — 2.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	6,985	7,309,586
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,902,041
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,430,038
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,890,670
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	639,881
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	5,968	6,766,220
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	7,930	8,645,682
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,081,127
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	610,950
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	5,042,003
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,652,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	6,970	7,196,525
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	950	1,084,235
Petroleos Mexicanos (Mexico), Gtd. Notes	2.830%	02/15/24	3,200	3,331,136
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	4.875%	01/24/22	1,735	1,721,988
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	4,810	4,990,375
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	3,300	4,390,300
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	3,000	3,006,519

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $65,837,129)				66,691,276

SOVEREIGN BONDS — 4.7%
Argentina Bonos Bonds (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17	2,000	2,014,697
Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A, RegS	8.875%	12/01/24	2,000	2,996,785
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR 6,200	7,857,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37	2,915	3,446,988
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20	300	394,050

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26	3,000	$4,136,118
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN(g)	3.800%		08/08/17	JPY 1,150,000	9,195,749
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY 700,000	6,265,107
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18	4,220	4,370,772
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	8,128	9,233,896
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR 2,645	3,098,540
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.375%		07/30/25	EUR 2,000	2,268,722
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	4,950	4,989,927
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	2,400	2,584,090
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS(g)	3.450%		03/24/17	JPY 300,000	2,743,703
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY 300,000	2,720,778
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16	1,000	1,017,840
Japan Bank for International Cooperation Bond (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18	1,700	1,712,306
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	1.500%		09/12/17	18,300	18,326,773
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17	1,000	1,034,300
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR 8,959	10,748,843
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	2,200	2,194,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	2,330	2,394,075
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	2,600	2,866,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	1,400	1,785,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(s)	05/31/18	1,640	1,571,075
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR 700	797,965
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%		05/03/16	600	603,120
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24	3,700	3,722,792
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24	2,500	2,515,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A(a) .	4.875%		01/22/24	3,340	3,679,658
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24	3,200	3,584,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22	7,700	8,709,208
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23	600	691,770

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%		04/05/16	EUR 100	$113,799
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18	2,000	2,152,660
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	4,300	4,866,912

TOTAL SOVEREIGN BONDS
(cost $147,343,067)					143,405,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29-03/01/30	3,321	3,419,544
Federal Home Loan Mortgage Corp.	3.000%		05/01/29	4,050	4,248,703
Federal Home Loan Mortgage Corp.	3.500%		09/01/42	1,446	1,519,438
Federal Home Loan Mortgage Corp.	3.500%		TBA	500	522,442
Federal Home Loan Mortgage Corp.	4.000%		11/01/40-01/01/44	14,593	15,623,650
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	10,576	11,315,921
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41	8,326	9,073,887
Federal National Mortgage Assoc.	2.500%		04/01/28-09/01/28	1,823	1,881,015
Federal National Mortgage Assoc.	2.500%		TBA	46,000	47,221,875
Federal National Mortgage Assoc.	3.000%		07/01/43-11/01/43	15,872	16,314,413
Federal National Mortgage Assoc.	3.000%		TBA	2,000	2,051,562
Federal National Mortgage Assoc.	3.500%		05/01/42-10/01/45	54,687	57,469,766
Federal National Mortgage Assoc.	3.500%		05/01/42	2,320	2,447,228
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,145,430
Federal National Mortgage Assoc.	4.000%		09/01/40-12/01/43	5,364	5,744,916
Federal National Mortgage Assoc.	4.000%		TBA	24,000	25,642,500
Federal National Mortgage Assoc.	4.500%		05/01/39-12/01/40	11,463	12,605,888
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,088,125
Government National Mortgage Assoc.	3.000%		TBA	9,000	9,322,910
Government National Mortgage Assoc.	3.500%		09/15/41-01/15/44	20,174	21,361,171
Government National Mortgage Assoc.	3.500%		TBA	52,000	54,957,500
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41	5,875	6,332,507
Government National Mortgage Assoc.	4.500%		05/20/40-12/20/40	11,410	12,418,978
Israel Government AID Bond, Gtd. Notes	1.782%	(s)	05/01/21	8,200	7,536,226
Resolution Funding Corp. Interest Strip, Bonds	1.971%		01/15/23	2,500	2,194,255
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP 2,200	3,735,046
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	3,835	5,644,476

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $340,908,476)					344,839,372

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds	3.000%		11/15/45	19,225	20,754,733
U.S. Treasury Notes	1.250%		03/31/21	1,850	1,851,661
U.S. Treasury Notes	1.375%		08/31/20	725	731,853
U.S. Treasury Notes(a)	1.625%		02/15/26	5,815	5,730,502
U.S. Treasury Notes(h)(k)	1.750%		02/28/22	8,385	8,539,930
U.S. Treasury Notes(k)	2.000%		07/31/22	36,300	37,432,959
U.S. Treasury Notes	2.000%		11/30/22	9,010	9,283,472
U.S. Treasury Notes	2.625%		11/15/20	44,630	47,468,200
U.S. Treasury Strips Coupon(a)(hh)(k)	2.404%	(s)	08/15/21	24,945	23,081,334
U.S. Treasury Strips Coupon(hh)	2.699%	(s)	05/15/26	22,700	18,546,649
U.S. Treasury Strips Principal(hh)	2.463%	(s)	05/15/43	2,735	1,314,446
U.S. Treasury Strips Principal	2.873%	(s)	05/15/45	2,460	1,103,413
U.S. Treasury Strips Principal(k)	3.539%	(s)	05/15/44	2,860	1,329,588

TOTAL U.S. TREASURY OBLIGATIONS
(cost $171,588,137)					177,168,740

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS
(cost $2,986,191,499)		$3,002,050,472

	Shares
SHORT-TERM INVESTMENTS — 10.0%

AFFILIATED MUTUAL FUND — 9.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $300,510,944; includes $154,245,459 of cash collateral for securities on loan)(b)(w)	300,510,944	300,510,944

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	37,700	80
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	21,160	112,506
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	51,490	803,727
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	56,700	732,363
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	34,400	762,394
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	75,300	—

			2,411,070

Put Options
1 Year Eurodollars Mid-Curve, expiring 04/15/16, Strike Price $99.13		400,000	330,000
Interest Rate Swap Options,
Receive a fixed rate of 2.01% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Capital Markets	21,160	5,383

			335,383

TOTAL OPTIONS PURCHASED
(cost $1,629,663)			2,746,453

TOTAL SHORT-TERM INVESTMENTS
(cost $302,140,607)			303,257,397

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 109.1%
(cost $3,288,332,106)			3,305,307,869

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
SECURITY SOLD SHORT

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $521,484)	3.500%	TBA	500	(523,359)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value
OPTIONS WRITTEN*(j) — (0.1)%

Call Options — (0.1)%
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	113,000	$—
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	21,160	(346,662)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	51,490	(503,863)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	34,400	(484,253)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	56,700	(428,148)

			(1,762,926)

Put Options
1 Year Eurodollars Mid-Curve, expiring 04/15/16, Strike Price $98.88		400,000	(30,000)
Interest Rate Swap Options,
Pay a fixed rate of 2.21% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Capital Markets	21,160	(412)

			(30,412)

TOTAL OPTIONS WRITTEN
(premiums received $771,238)			(1,793,338)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 109.0%
(cost $3,287,039,384)			3,302,991,172
Liabilities in excess of other assets(z) — (9.0)%			(271,869,997)

NET ASSETS — 100.0%			$3,031,121,175

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $57,624,060 and 1.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,301,979; cash collateral of $154,245,459 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $39,970,822. The aggregate value of $29,974,899 is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
1,481	2 Year U.S. Treasury Notes	Jun. 2016	$323,712,467	$323,968,750	$256,283
5,569	5 Year U.S. Treasury Notes	Jun. 2016	669,185,501	674,762,664	5,577,163
3,408	10 Year U.S. Treasury Notes	Jun. 2016	442,135,450	444,371,250	2,235,800
1,098	U.S. Ultra Bonds	Jun. 2016	189,424,160	189,439,312	15,152

					8,084,398

Short Positions:
629	90 Day Euro Dollar	Mar. 2017	155,676,588	155,881,925	(205,337)
105	90 Day Euro Dollar	Jun. 2017	25,986,383	26,008,500	(22,117)
105	90 Day Euro Dollar	Sep. 2017	25,961,033	25,995,375	(34,342)
105	90 Day Euro Dollar	Dec. 2017	25,933,470	25,978,312	(44,842)
67	U.S. Long Bonds	Jun. 2016	10,864,360	11,017,312	(152,952)

					(459,590)

					$7,624,808

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2)	U.S. Treasury Obligations with a combined market value of $15,304,832 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/15/16	UBS AG	AUD	490	$346,041	$375,508	$29,467
British Pound,
Expiring 04/28/16	Bank of America	GBP	5,000	6,974,060	7,181,899	207,839
Canadian Dollar,
Expiring 04/15/16	Deutsche Bank AG	CAD	1,564	1,192,060	1,204,382	12,322
Euro,
Expiring 04/28/16	Bank of America	EUR	5,000	5,470,905	5,694,290	223,385
Japanese Yen,
Expiring 04/03/17	JPMorgan Chase	JPY	431,000	3,833,837	3,883,976	50,139
Expiring 04/06/17	JPMorgan Chase	JPY	3,140,000	27,962,587	28,296,254	333,667
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	15,498	927,137	1,044,374	117,237

				$46,706,627	$47,680,683	$974,056

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/15/16	Deutsche Bank AG	AUD	1,578	$ 1,192,060	$ 1,209,167	$ (17,107)
British Pound,
Expiring 04/28/16	Citigroup Global Markets	GBP	12,126	17,283,445	17,416,824	(133,379)
Expiring 04/28/16	UBS AG	GBP	2,167	3,079,099	3,111,963	(32,864)
Canadian Dollar,
Expiring 04/15/16	Goldman Sachs & Co.	CAD	1,566	1,171,700	1,205,717	(34,017)
Euro,
Expiring 04/28/16	JPMorgan Chase	EUR	528	585,800	601,075	(15,275)
Expiring 04/28/16	Morgan Stanley	EUR	5,701	6,195,607	6,492,960	(297,353)
Hungarian Forint,
Expiring 04/22/16	Citigroup Global Markets	HUF	325,615	1,124,751	1,179,866	(55,115)
Japanese Yen,
Expiring 04/28/16	Citigroup Global Markets	JPY	206,863	1,749,079	1,839,621	(90,542)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/28/16	UBS AG	JPY	149,463	$1,324,100	$1,329,169	$(5,069)
Mexican Peso,
Expiring 04/22/16	Citigroup Global Markets	MXN	7,944	423,972	458,842	(34,870)
Expiring 04/22/16	Hong Kong & Shanghai Bank	MXN	15,802	878,700	912,791	(34,091)
Polish Zloty,
Expiring 04/22/16	Citigroup Global Markets	PLN	4,764	1,154,979	1,276,440	(121,461)
South African Rand,
Expiring 04/26/16	JPMorgan Chase	ZAR	9,548	585,800	643,428	(57,628)

				$36,749,092	$37,677,863	$(928,771)

						$45,285

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
MXN	119,600	06/20/18	6.020%	28 Day Mexican	$211,093	$—	$211,093	Credit Suisse First Boston Corp.
				Interbank Rate(1)
MXN	120,800	11/09/18	5.410%	28 Day Mexican	128,533	—	128,533	Deutsche Bank AG
				Interbank Rate(1)
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	53,329	—	53,329	Hong Kong & Shanghai Bank

					$392,955	$—	$392,955

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
	207,600	01/26/18	1.124%	3 Month LIBOR(2)	$(39,574)	$(414,735)	$(375,161)
	104,300	02/08/18	0.884%	3 Month LIBOR(2)	386	47,446	47,060
	22,450	03/11/20	1.824%	3 Month LIBOR(2)	223	(665,843)	(666,066)
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	341	(1,765,309)	(1,765,650)
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	(2,284,726)	(2,285,254)
	27,055	12/31/21	1.787%	3 Month LIBOR(2)	(99,095)	(786,574)	(687,479)
	189,950	05/31/22	2.237%	3 Month LIBOR(2)	(186,878)	(10,507,242)	(10,320,364)
	137,100	05/31/22	1.741%	3 Month LIBOR(2)	1,269,875	(3,503,111)	(4,772,986)
	117,225	08/31/22	1.843%	3 Month LIBOR(2)	783	(3,687,624)	(3,688,407)
	68,200	08/31/22	1.788%	3 Month LIBOR(2)	518	(1,911,907)	(1,912,425)
	19,360	09/04/25	2.214%	3 Month LIBOR(2)	289	(1,056,501)	(1,056,790)
	8,060	04/28/26	1.909%	3 Month LIBOR(1)	215	189,187	188,972
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	11,217	(170,426)	(181,643)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	18,674	(409,320)	(427,994)
EUR	8,800	07/28/25	0.780%	1 Day EONIA(2)	(25,384)	(587,672)	(562,288)
GBP	5,000	02/23/21	0.639%	1 Day SONIA(2)	3,436	(12,833)	(16,269)
MXN	255,000	02/09/18	4.630%	28 Day Mexican	(19,125)	8,777	27,902
				Interbank Rate(1)
MXN	120,000	04/18/19	5.480%	28 Day Mexican	(55,157)	126,453	181,610
				Interbank Rate(1)
MXN	64,200	05/25/22	6.370%	28 Day Mexican	(53,574)	164,997	218,571
				Interbank Rate(1)
MXN	18,300	04/28/23	5.100%	28 Day Mexican	(3,196)	(41,034)	(37,838)
				Interbank Rate(1)
MXN	66,200	12/27/24	5.795%	28 Day Mexican	66,300	(42,664)	(108,964)
				Interbank Rate(1)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements (cont’d.):
MXN	26,800	07/27/34	6.720%	28 Day Mexican	$1,964	$7,367	$5,403
				Interbank Rate(1)
ZAR	131,200	08/26/20	7.855%	3 Month JIBAR(1)	(25,426)	(117,867)	(92,441)
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(56,958)	(89,564)	(32,606)
ZAR	9,400	01/12/25	7.430%	3 Month JIBAR(1)	5,462	(47,152)	(52,614)
ZAR	57,500	01/13/25	7.440%	3 Month JIBAR(1)	32,663	(285,967)	(318,630)
ZAR	23,000	01/13/25	7.430%	3 Month JIBAR(1)	13,375	(115,355)	(128,730)

					$861,882	$(27,959,199)	$(28,821,081)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2):
Ameriquest Home Equity^	05/02/16	1.500%	1,593	$66	$—	$66	Goldman Sachs & Co.
Ameriquest Home Equity^	05/02/16	1.500%	1,025	43	—	43	Goldman Sachs & Co.
Ameriquest Home Equity^	05/02/16	1.500%	920	38	—	38	Goldman Sachs & Co.
Bank of America Prime Mortgage^	05/02/16	1.500%	2,090	87	—	87	Goldman Sachs & Co.
BSABS^	05/02/16	1.500%	1,453	61	—	61	Goldman Sachs & Co.
BSABS^	05/02/16	1.500%	696	29	—	29	Goldman Sachs & Co.
Chase Mortgage^	05/02/16	1.500%	1,930	80	—	80	Goldman Sachs & Co.
Chase Mortgage^	05/02/16	1.500%	1,411	59	—	59	Goldman Sachs & Co.
Citigroup Commerical Mortgage Trust^	04/22/16	1.500%	1,620	1,260	—	1,260	Goldman Sachs & Co.
Citigroup Commerical Mortgage Trust^	04/22/16	1.500%	1,275	992	—	992	Goldman Sachs & Co.
COMM Mortgage Trust^	04/22/16	1.500%	2,112	1,643	—	1,643	Goldman Sachs & Co.
COMM Mortgage Trust^	04/22/16	1.500%	1,368	1,064	—	1,064	Goldman Sachs & Co.
COMM Mortgage Trust^	04/22/16	1.500%	1,301	1,012	—	1,012	Goldman Sachs & Co.
COMM Mortgage Trust^	04/22/16	1.500%	372	268	—	268	Goldman Sachs & Co.
Countrywide Home Equity^	05/02/16	1.500%	4,282	178	—	178	Goldman Sachs & Co.
Countrywide Home Equity^	05/02/16	1.500%	1,226	51	—	51	Goldman Sachs & Co.
EquiFirst Home Equity^	05/02/16	1.500%	535	22	—	22	Goldman Sachs & Co.
FHLMC^	04/02/16	1.500%	4,725	6,224	—	6,224	Goldman Sachs & Co.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2) (cont’d.):
FHLMC^	04/02/16	1.500%	1,394	$1,827	$—	$1,827	Goldman Sachs & Co.
FHLMC^	04/02/16	1.500%	394	519	—	519	Goldman Sachs & Co.
Fremont Home Equity^	05/02/16	1.500%	766	32	—	32	Goldman Sachs & Co.
GMAC Home Equity^	05/02/16	1.500%	1,655	69	—	69	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	3,851	2,891	—	2,891	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	1,062	826	—	826	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	1,049	757	—	757	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	837	651	—	651	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	770	556	—	556	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	677	489	—	489	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	558	403	—	403	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	465	362	—	362	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	319	248	—	248	Goldman Sachs & Co.
GSAMP Home Equity^	05/02/16	1.500%	587	25	—	25	Goldman Sachs & Co.
JPMBB Commerical Mortgage Securities Trust^	04/22/16	1.500%	664	517	—	517	Goldman Sachs & Co.
Lehman Home Equity^	05/02/16	1.500%	1,438	60	—	60	Goldman Sachs & Co.
LNR CDO Ltd.^	04/11/16	1.500%	2,132	2,279	—	2,279	Goldman Sachs & Co.
Long Beach Home Equity^	05/02/16	1.500%	892	37	—	37	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	2,922	2,273	—	2,273	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	664	479	—	479	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	319	230	—	230	Goldman Sachs & Co.
Morgan Stanley Home Equity^	05/02/16	1.500%	505	21	—	21	Goldman Sachs & Co.
Morgan Stanley Home Equity^	05/02/16	1.500%	485	20	—	20	Goldman Sachs & Co.
New Century Home Equity^	05/02/16	1.500%	1,159	48	—	48	Goldman Sachs & Co.
Soundview Home Equity Loan Trust^	05/02/16	1.500%	395	17	—	17	Goldman Sachs & Co.
STACR^	05/02/16	1.500%	529	22	—	22	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	04/22/16	1.500%	2,709	2,107	—	2,107	Goldman Sachs & Co.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2) (cont’d.):
WMC Home Equity^	05/02/16	1.500%	2,119	$88	$—	$88	Goldman Sachs & Co.

				$31,030	$—	$31,030

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues – Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	17,640	0.888%	$95,490	$(35,778)	$131,268	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	20,350	1.177%	(147,408)	94,415	(241,823)	JPMorgan Chase

					$(51,918)	$58,637	$(110,555)

Reference Entity/ Obligation		Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2016(4)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.26.V1		06/20/21	5.000%	43,900	$(943,850)	$(1,191,336)	$(247,486)
CDX.NA.IG.24.V1		06/20/20	1.000%	214,400	(4,110,379)	(1,147,238)	2,963,141

					$(5,054,229)	$(2,338,574)	$2,715,655

U.S. Treasury Obligations with combined market value of $27,937,810 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. US contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Currency swap agreements outstanding at March 31, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:

	2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	$244,943	$—	$244,943
	1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	25,157	—	25,157
	706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	228,955	4,501	224,454
	2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	38,216	(227,068)	265,284
	269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	4,166	(25,141)	29,307
	10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	922,621	—	922,621
	2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	281,737	—	281,737
JPY	565,000	3 Month JPY LIBOR minus 43.35 bps		4,796	3 Month LIBOR	JPMorgan Chase	11/26/16	223,484	—	223,484
JPY	2,260,000	3 Month JPY LIBOR minus 42.10 bps		19,144	3 Month LIBOR	JPMorgan Chase	11/28/16	942,732	—	942,732
	32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	260,375	—	260,375
	5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(462,817)	—	(462,817)
	3,834	3 Month LIBOR	JPY	431,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	—	—	—
	27,963	3 Month LIBOR	JPY	3,140,000	3 Month JPY LIBOR minus 98.625 bps	JPMorgan Chase	04/06/20	—	—	—
	4,796	3 Month LIBOR	JPY	565,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(345,809)	—	(345,809)
	19,144	3 Month LIBOR	JPY	2,260,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(1,472,221)	—	(1,472,221)

								$891,539	$(247,708)	$1,139,247

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Total	return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	9,015	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$ (81,941)	$ (18,183)	$ (63,758)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements (cont’d.):
Deutsche Bank AG	06/11/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip ISIN: US9128337P94	$ 13,836	$ —	$13,836
Deutsche Bank AG	06/11/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip ISIN: US912833X968	(956)	—	(956)
Deutsche Bank AG	06/11/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip ISIN: US912833XP03	23,946	—	23,946
Deutsche Bank AG	06/11/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip ISIN: US912834JB55	(7,887)	—	(7,887)

				$ (53,002)	$(18,183)	$ (34,819)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$8,823,996	$—
Collateralized Loan Obligations	—	303,587,296	—
Non-Residential Mortgage-Backed Securities	—	107,050,318	—
Residential Mortgage-Backed Securities	—	307,491,859	48,342,730
Bank Loans	—	86,283,959	9,250,300
Commercial Mortgage-Backed Securities	—	516,131,339	—
Corporate Bonds	—	827,615,641	—
Municipal Bonds	—	55,367,728	—
Non-Corporate Foreign Agencies	—	66,691,276	—
Sovereign Bonds	—	143,405,918	—
U.S. Government Agency Obligations	—	344,839,372	—
U.S. Treasury Obligations	—	177,168,740	—
Affiliated Mutual Fund	300,510,944	—	—
Options Purchased	330,000	2,416,453	—
Options Written	(30,000)	(1,763,338)	—
U.S. Government Agency Obligation Sold Short	—	(523,359)	—
Other Financial Instruments*
Futures Contracts	7,624,808	—	—
OTC Forward Foreign Currency Exchange Contracts	—	45,285	—
OTC Interest Rate Swap Agreements	—	392,955	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,821,081)	—
OTC Credit Default Swap Agreements	—	(51,918)	31,030

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Centrally Cleared Credit Default Swap Agreements	—	2,715,655	—
OTC Currency Swap Agreements	—	891,539	—
OTC Total Return Swap Agreements	—	(53,002)	—

Total	$308,435,752	$2,919,706,631	$57,624,060

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Credit Default Swaps
Balance as of 12/31/15	$39,638,646	$—	$ 5,637,568	$8,901
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)**	(264,307)	171,080	—	22,129
Purchases	17,262,901	3,140,900	—	—
Sales	(1,502,534)	(9,994)	—	—
Accrued discount/premium	25,951	452	—	—
Transfers into Level 3	—	5,947,862	—	—
Transfers out of Level 3	(6,817,927)	—	(5,637,568)	—

Balance as of 03/31/16	$48,342,730	$9,250,300	$ —	$31,030

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(62,197) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Residential
Mortgage-Backed
Securities	$48,342,730	Market approach	Single Broker Indicative Quote
Bank Loans	9,250,300	Market approach	Single Broker Indicative Quote
Credit Default Swaps	31,030	Model Pricing	Discretionary Volatility Factor and/or Discount Rate

	$57,624,060

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential
Mortgage-Backed
Securities	$6,817,927	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
			Multiple Broker Quotes to Single Broker Indicative
Bank Loans	$5,947,862	L2 to L3	Quote
Commerical
Mortgage-Backed			Single Broker Indicative Quote to Multiple Broker
Securities	$5,637,568	L3 to L2	Quotes

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 67.2%
AFFILIATED MUTUAL FUNDS — 65.2%
AST Global Real Estate Portfolio*	178,467	$2,064,867
AST High Yield Portfolio*	132,365	1,106,574
AST Prudential Core Bond Portfolio*	947,162	10,930,249
AST QMA Emerging Markets Equity Portfolio*	147,353	1,225,978
AST QMA US Equity Alpha Portfolio*	796,260	17,796,412

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,286,225)(w)		33,124,080

EXCHANGE TRADED FUND — 2.0%
PowerShares Preferred Portfolio (cost $1,044,894)	70,400	1,050,368

TOTAL LONG-TERM INVESTMENTS
(cost $33,331,119)		34,174,448

SHORT-TERM INVESTMENTS — 33.8%
AFFILIATED MUTUAL FUND — 32.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $16,507,745)(w)	16,507,745	16,507,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) —1.3%
U.S. Treasury Bills
0.285%	06/16/16	400	$399,839
0.330%	06/16/16	250	249,899

TOTAL U.S. TREASURY OBLIGATIONS
(cost $649,585)			649,738

TOTAL SHORT-TERM INVESTMENTS
(cost $17,157,330)			17,157,483

TOTAL INVESTMENTS — 101.0%
(cost $50,488,449)			51,331,931
Liabilities in excess of other assets(z) — (1.0)%			(525,827)

NET ASSETS — 100.0%			$50,806,104

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
37	10 Year U.S. Treasury Notes	Jun. 2016	$ 4,830,976	$ 4,824,453	$ (6,523)
100	Mini MSCI EAFE Index	Jun. 2016	8,142,965	8,127,500	(15,465)
25	S&P 500 E-Mini	Jun. 2016	2,511,313	2,564,375	53,062
8	TOPIX Index	Jun. 2016	955,493	957,839	2,346

					$ 33,420

(1)	U.S. Treasury Obligations with a combined market value of $649,738 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of March 31, 2016.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$49,631,825	$ —	$ —
Exchange Traded Fund	1,050,368	—	—
U.S. Treasury Obligations	—	649,738	—
Other Financial Instruments*
Futures Contracts	33,420	—	—

Total	$50,715,613	$649,738	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$39,943
Interest rate contracts	(6,523)

Total	$33,420

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%
COMMON STOCKS — 61.7%
Aerospace & Defense — 0.9%
AAR Corp.	64,500	$1,500,915
BWX Technologies, Inc.	147,100	4,936,676
Ducommun, Inc.*	14,900	227,225
Engility Holdings, Inc.*	55,600	1,043,056
Esterline Technologies Corp.*	32,500	2,082,275
General Dynamics Corp.	177,800	23,357,586
Huntington Ingalls Industries, Inc.	210,941	28,886,260
KLX, Inc.*	194,200	6,241,588
Orbital ATK, Inc.	101,400	8,815,716
QinetiQ Group PLC (United Kingdom)	51,702	169,063
Safran SA (France)	23,309	1,626,971
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	297,900	13,512,744
Textron, Inc.	80,900	2,949,614
Thales SA (France)	9,009	787,251
Vectrus, Inc.*	14,200	323,050

		96,459,990

Air Freight & Logistics — 0.5%
Bollore SA (France)	66,265	256,888
FedEx Corp.	154,100	25,075,152
Hub Group, Inc. (Class A Stock)*	31,700	1,293,043
Royal Mail PLC (United Kingdom)	1,115,461	7,691,734
United Parcel Service, Inc. (Class B Stock)	203,100	21,420,957

		55,737,774

Airlines — 0.8%
Air New Zealand Ltd. (New Zealand)	1,920,305	3,796,600
Alaska Air Group, Inc.	232,100	19,036,842
ANA Holdings, Inc. (Japan)	91,000	256,314
Cathay Pacific Airways Ltd. (Hong Kong)	104,000	180,129
Delta Air Lines, Inc.	205,200	9,989,136
Deutsche Lufthansa AG (Germany)*	21,254	343,028
easyJet PLC (United Kingdom)	148,540	3,232,938
Hawaiian Holdings, Inc.*	70,100	3,308,019
International Consolidated Airlines Group SA (United Kingdom)	74,000	588,813
Japan Airlines Co. Ltd. (Japan)	54,400	1,994,302
JetBlue Airways Corp.*(a)	493,300	10,418,496
Qantas Airways Ltd. (Australia)*	44,345	138,416
Ryanair Holdings PLC (Ireland), ADR	58,887	5,053,682
Singapore Airlines Ltd. (Singapore)	46,200	391,463
Southwest Airlines Co.	454,400	20,357,120

		79,085,298

Auto Components — 0.5%
Brembo SpA (Italy)	2,762	142,798
Calsonic Kansei Corp. (Japan)	250,000	1,857,590
Cooper Tire & Rubber Co.	55,800	2,065,716
Cooper-Standard Holding, Inc.*	25,700	1,846,288
Dana Holding Corp.	875,400	12,334,386
GKN PLC (United Kingdom)	1,815,433	7,516,502
Hankook Tire Co. Ltd. (South Korea)	701	33,344
Hanon Systems (South Korea)	1,809	14,574
Hyundai Mobis Co. Ltd. (South Korea)	1,470	320,280
Koito Manufacturing Co. Ltd. (Japan)	181,400	8,213,948
Metaldyne Performance Group, Inc.	46,500	781,665
Nifco, Inc. (Japan)	4,100	196,883
Plastic Omnium SA (France)	5,157	177,115
Tenneco, Inc.*	55,100	2,838,201

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Topre Corp. (Japan)	6,400	$119,195
Tower International, Inc.	18,700	508,640
Toyoda Gosei Co. Ltd. (Japan)	6,600	127,284
Toyota Boshoku Corp. (Japan)	412,400	6,719,797
Valeo SA (France)	30,737	4,779,569
Visteon Corp.(a)	40,500	3,223,395

		53,817,170

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	29,986	2,752,894
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	22,000	27,513
Ferrari NV (Italy)*	11,427	474,603
Fiat Chrysler Automobiles NV (United Kingdom)	81,484	657,562
Ford Motor Co.	1,148,900	15,510,150
Ford Otomotiv Sanayi A/S (Turkey)	645	8,504
Fuji Heavy Industries Ltd. (Japan)	233,900	8,259,767
Geely Automobile Holdings Ltd. (China)	50,000	24,799
General Motors Co.	742,000	23,321,060
Great Wall Motor Co. Ltd. (China) (Class H Stock)	29,000	23,550
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	190,000	197,613
Hyundai Motor Co. (South Korea)	899	119,977
Mazda Motor Corp. (Japan)	37,000	574,308
Nissan Motor Co. Ltd. (Japan)	223,800	2,069,086
Peugeot SA (France)*	206,254	3,528,607
Renault SA (France)	5,659	562,379
Tata Motors Ltd. (India), ADR*	10,000	290,500
Thor Industries, Inc.	161,000	10,266,970
Toyota Motor Corp. (Japan)	98,100	5,202,773
Volkswagen AG (Germany)	3,205	465,606

		74,338,221

Banks — 4.0%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	39,599	72,197
Agricultural Bank of China Ltd. (China) (Class H Stock)	241,000	86,702
Akbank TAS (Turkey)	17,241	49,109
Associated Banc-Corp.	372,800	6,688,032
Banc of California, Inc.	105,100	1,839,250
BancFirst Corp.	13,700	781,311
Banco do Brasil SA (Brazil)	8,400	45,602
BanCorpSouth, Inc.	57,800	1,231,718
Bangkok Bank PCL (Thailand)	2,300	11,881
Bank Central Asia Tbk PT (Indonesia)	287,100	287,840
Bank Hapoalim BM (Israel)	91,015	472,443
Bank of America Corp.	3,043,800	41,152,176
Bank of China Ltd. (China) (Class H Stock)	749,000	310,960
Bank of Communications Co. Ltd. (China) (Class H Stock)	403,000	265,162
Bank Rakyat Indonesia Persero Tbk PT
(Indonesia)	103,900	89,411
BBCN BanCorp, Inc.	52,800	802,032
Berkshire Hills BanCorp, Inc.	53,200	1,430,548
BNP Paribas SA (France)	133,179	6,691,006
BOC Hong Kong Holdings Ltd. (Hong Kong)	327,000	976,826
Brookline BanCorp, Inc.	102,700	1,130,727

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Capital Bank Financial Corp. (Class A Stock)	4,700	$144,995
Capitec Bank Holdings Ltd. (South Africa)	1,831	70,888
Cathay General BanCorp.	27,300	773,409
Central Pacific Financial Corp.	32,400	705,348
China Construction Bank Corp. (China) (Class H Stock)	788,000	504,442
China Everbright Bank Co. Ltd. (China) (Class H Stock)	463,000	225,076
China Merchants Bank Co. Ltd. (China) (Class H Stock)	43,000	90,494
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	265,000	247,562
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	23,000	12,176
CIT Group, Inc.	243,800	7,565,114
Citigroup, Inc.	877,600	36,639,800
Citizens Financial Group, Inc.	352,800	7,391,160
Collector AB (Sweden)*	6,800	121,664
Commonwealth Bank of Australia (Australia)	262,318	15,038,409
Credit Agricole SA (France)	748,995	8,099,557
CTBC Financial Holding Co. Ltd. (Taiwan)	149,000	78,682
Cullen/Frost Bankers, Inc.(a)	35,600	1,961,916
Customers BanCorp, Inc.*	34,100	805,783
Danske Bank A/S (Denmark)	331,210	9,346,899
DnB ASA (Norway)	71,713	846,808
Dubai Islamic Bank PJSC (United Arab Emirates)	25,924	41,845
E. Sun Financial Holding Co. Ltd. (Taiwan)	68,000	38,026
East West BanCorp, Inc.	431,845	14,026,326
Enterprise Financial Services Corp.	15,300	413,712
Erste Group Bank AG (Austria)*	25,595	718,377
Fidelity Southern Corp.	36,256	581,546
Financial Institutions, Inc.	4,900	142,443
FinecoBank Banca Fineco SpA (Italy)	17,276	145,289
First Busey Corp.	18,800	385,024
First Citizens BancShares, Inc. (Class A Stock)	6,000	1,506,420
First Community Bancshares, Inc.	14,600	289,664
First Financial Corp.	7,600	259,996
First Financial Holding Co. Ltd. (Taiwan)	88,000	43,464
First Gulf Bank PJSC (United Arab Emirates)	8,999	28,788
First Interstate Bancsystem, Inc. (Class A Stock)	28,400	798,892
First Merchants Corp.	28,600	674,102
First Midwest BanCorp, Inc.	36,800	663,136
First NBC Bank Holding Co.*	41,000	844,190
Fukuoka Financial Group, Inc. (Japan)	65,000	211,736
Fulton Financial Corp.	48,900	654,282
Great Southern BanCorp, Inc.	14,600	542,098
Great Western BanCorp, Inc.	98,400	2,683,368
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	65,649
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	17,100	31,009
Gunma Bank Ltd. (The) (Japan)	495,000	2,044,512
Hachijuni Bank Ltd. (The) (Japan)	31,000	133,550
Hancock Holding Co.	209,700	4,814,712
Hanmi Financial Corp.	36,100	794,922
Heartland Financial USA, Inc.	32,000	985,280

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Heritage Commerce Corp.	28,500	$285,285
Hilltop Holdings, Inc.*	155,800	2,941,504
Hiroshima Bank Ltd. (The) (Japan)	38,000	138,652
HSBC Holdings PLC (United Kingdom)	2,596,737	16,148,962
Iberiabank Corp.	54,800	2,809,596
ICICI Bank Ltd. (India), ADR	5,200	37,232
Independent Bank Group, Inc.	13,100	358,940
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	688,000	385,400
Industrial Bank of Korea (South Korea)	2,527	27,070
ING Groep NV (Netherlands), CVA	182,725	2,186,642
International Bancshares Corp.	72,000	1,775,520
Intesa Sanpaolo SpA (Italy)	915,846	2,532,334
Intesa Sanpaolo SpA (Italy) (Savings Share)	84,589	219,549
Japan Post Bank Co. Ltd. (Japan)	32,000	394,123
JPMorgan Chase & Co.	893,900	52,936,758
KB Financial Group, Inc. (South Korea)	3,557	98,768
Krung Thai Bank PCL (Thailand)	33,100	17,594
Lloyds Banking Group PLC (United Kingdom)	5,947,679	5,793,012
MainSource Financial Group, Inc.	12,800	269,952
Malayan Banking Bhd (Malaysia)	21,700	50,154
mBank SA (Poland)*	132	12,000
MidWestOne Financial Group, Inc.	6,300	172,935
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,345,200	10,866,732
Mizuho Financial Group, Inc. (Japan)	5,949,700	8,866,736
National Australia Bank Ltd. (Australia)	129,672	2,603,672
National Bank Holdings Corp. (Class A Stock)	18,100	369,059
National Bank of Abu Dhabi PJSC (United Arab Emirates)	82,567	196,537
Nishi-Nippon City Bank Ltd. (The) (Japan)	955,000	1,686,617
OFG BanCorp (Puerto Rico)	113,700	794,763
Opus Bank	9,100	309,400
OTP Bank PLC (Hungary)	2,063	51,756
Pacific Continental Corp.	15,510	250,176
PacWest BanCorp.	14,700	546,105
PNC Financial Services Group, Inc. (The)	268,300	22,690,131
Preferred Bank	10,600	320,650
Prosperity Bancshares, Inc.	49,800	2,310,222
Public Bank Bhd (Malaysia)	24,300	116,920
QCR Holdings, Inc.	8,200	195,570
Republic BanCorp, Inc. (Class A Stock)	7,600	196,308
Sberbank of Russia (Russia), ADR	19,728	137,307
Shinhan Financial Group Co. Ltd. (South Korea)	9,765	343,726
Signature Bank*	60,000	8,167,200
Simmons First National Corp. (Class A Stock)	16,700	752,669
Societe Generale SA (France)	122,165	4,514,251
Standard Bank Group Ltd. (South Africa)	11,517	103,053
State Bank of India (India), GDR, RegS, (Chi-X)	6,286	184,180
Sumitomo Mitsui Financial Group, Inc. (Japan)	347,100	10,537,150
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,096,000	3,208,519
SunTrust Banks, Inc.(a)	143,500	5,177,480
Synovus Financial Corp.	339,000	9,800,490
TCF Financial Corp.	921,900	11,302,494

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	71,700	$2,751,846
TMB Bank PCL (Thailand)	150,000	10,745
Tristate Capital Holdings, Inc.*	17,300	217,980
Turkiye Garanti Bankasi A/S (Turkey)	24,987	73,105
U.S. BanCorp.	113,600	4,611,024
Umpqua Holdings Corp.	146,800	2,328,248
VTB Bank PJSC (Russia), GDR, RegS	8,891	19,702
Wells Fargo & Co.	467,200	22,593,792
Western Alliance BanCorp.*	16,900	564,122
Westpac Banking Corp. (Australia)	14,766	342,970
Woori Bank (South Korea)	33,534	277,320

		419,630,182

Beverages — 0.7%
AMBEV SA (Brazil)	23,000	120,001
Anheuser-Busch InBev NV (Belgium)	20,253	2,516,174
Arca Continental SAB de CV (Mexico)	15,700	108,982
Asahi Group Holdings Ltd. (Japan)	32,200	1,002,215
Coca-Cola Amatil Ltd. (Australia)	587,853	3,980,587
Coca-Cola Bottling Co. Consolidated	6,600	1,054,416
Coca-Cola Co. (The)	141,300	6,554,907
Diageo PLC (United Kingdom)	227,733	6,140,586
Dr. Pepper Snapple Group, Inc.	26,300	2,351,746
Heineken Holding NV (Netherlands)	92,967	7,237,853
Heineken NV (Netherlands)	19,795	1,791,008
PepsiCo, Inc.	404,918	41,495,997
Royal Unibrew A/S (Denmark)	11,323	546,032
Treasury Wine Estates Ltd. (Australia)	30,914	228,268

		75,128,772

Biotechnology — 1.5%
AbbVie, Inc.	29,100	1,662,192
Acorda Therapeutics, Inc.*	99,000	2,618,550
Actelion Ltd. (Switzerland)*	18,658	2,784,516
Adamas Pharmaceuticals, Inc.*	23,700	342,702
Amgen, Inc.	234,100	35,098,613
Biogen, Inc.*	98,700	25,693,584
BioSpecifics Technologies Corp.*	20,200	703,364
Celgene Corp.*(a)	277,100	27,734,939
Cepheid*	67,600	2,255,136
Concert Pharmaceuticals, Inc.*	122,800	1,677,448
CSL Ltd. (Australia)	6,277	487,793
Cytokinetics, Inc.*(a)	151,700	1,069,485
Emergent Biosolutions, Inc.*	53,500	1,944,725
Genomic Health, Inc.*	27,806	688,755
Gilead Sciences, Inc.	339,300	31,168,098
Myriad Genetics, Inc.*	48,700	1,822,841
PDL BioPharma, Inc.	211,500	704,295
Repligen Corp.*	26,500	710,730
Sangamo BioSciences, Inc.*	141,200	854,260
United Therapeutics Corp.*(a)	134,600	14,998,478
Vertex Pharmaceuticals, Inc.*	12,800	1,017,472

		156,037,976

Building Products — 0.5%
A.O. Smith Corp.	46,900	3,578,939
American Woodmark Corp.*	10,000	745,900
Central Glass Co. Ltd. (Japan)	23,000	124,789
Cie de Saint-Gobain (France)	43,195	1,897,311
Continental Building Products, Inc.*	290,800	5,397,248
Daikin Industries Ltd. (Japan)	46,200	3,450,427

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Insteel Industries, Inc.	25,600	$782,592
Kingspan Group PLC (Ireland)	11,762	312,517
Lennox International, Inc.	32,100	4,339,599
LIXIL Group Corp. (Japan)	24,000	489,534
Masco Corp.	599,600	18,857,420
NCI Building Systems, Inc.*	59,100	839,220
Nibe Industrier AB (Sweden) (Class B Stock)	6,160	211,110
Patrick Industries, Inc.*	11,700	531,063
Universal Forest Products, Inc.	81,500	6,994,330
Wienerberger AG (Austria)	9,970	191,458

		48,743,457

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	548,385	3,585,740
CETIP SA - Mercados Organizados (Brazil) .	1,700	18,959
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	70,897
China Everbright Ltd. (China)	98,000	205,438
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	33,000	32,140
CITIC Securities Co. Ltd. (China) (Class H Stock)	111,500	261,584
Credit Suisse Group AG (Switzerland)*	142,286	2,009,357
Federated Investors, Inc. (Class B Stock)	178,200	5,141,070
Goldman Sachs Group, Inc. (The)	169,300	26,576,714
Haitong International Securities Group Ltd. (Hong Kong)	6,500,000	3,759,858
Haitong Securities Co. Ltd. (China) (Class H Stock)	31,600	54,023
INTL. FCStone, Inc.*	17,300	462,429
KCG Holdings, Inc. (Class A Stock)*	42,800	511,460
Mediobanca SpA (Italy)	49,113	353,200
Morgan Stanley	579,000	14,480,790
Nomura Holdings, Inc. (Japan)	1,390,400	6,210,013
Oppenheimer Holdings, Inc. (Class A Stock) .	17,400	274,572
Piper Jaffray Cos.*	139,600	6,918,576
Raymond James Financial, Inc.	304,700	14,506,767
Stifel Financial Corp.*	287,200	8,501,120
UBS Group AG (Switzerland)	301,126	4,843,924
Waddell & Reed Financial, Inc. (Class A Stock)	28,400	668,536

		99,447,167

Chemicals — 1.2%
Air Products & Chemicals, Inc.	59,400	8,556,570
Asahi Kasei Corp. (Japan)	209,000	1,411,525
Cabot Corp.	269,700	13,034,601
Chr Hansen Holding A/S (Denmark)	16,049	1,076,266
Corbion NV (Netherlands)	38,488	912,979
Croda International PLC (United Kingdom)	12,239	532,918
Daicel Corp. (Japan)	198,300	2,703,110
Denka Co. Ltd. (Japan)	1,328,000	5,459,851
EMS-Chemie Holding AG (Switzerland)	700	362,477
Formosa Plastics Corp. (Taiwan)	39,000	96,704
Frutarom Industries Ltd. (Israel)	2,765	144,992
FutureFuel Corp.	86,689	1,022,063
Givaudan SA (Switzerland)	837	1,640,353
Hanwha Chemical Corp. (South Korea)	990	21,629
Hitachi Chemical Co. Ltd. (Japan)	157,100	2,823,052
Huntsman Corp.	245,900	3,270,470

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Hyosung Corp. (South Korea)	216	$27,185
Innophos Holdings, Inc.	8,100	250,371
Israel Chemicals Ltd. (Israel)	40,623	176,411
K+S AG (Germany)	16,597	387,108
Koppers Holdings, Inc.*	139,100	3,125,577
Kureha Corp. (Japan)	39,000	123,714
LG Chem Ltd. (South Korea)	509	146,079
Lotte Chemical Corp. (South Korea)	919	274,846
LyondellBasell Industries NV (Class A Stock)	257,700	22,053,966
Minerals Technologies, Inc.	75,400	4,286,490
Mitsubishi Chemical Holdings Corp. (Japan)	21,400	111,732
Mitsubishi Gas Chemical Co., Inc. (Japan)	30,000	161,116
Nan Ya Plastics Corp. (Taiwan)	49,000	102,987
Nihon Nohyaku Co. Ltd. (Japan)	24,300	123,082
Nissan Chemical Industries Ltd. (Japan)	9,000	231,416
PolyOne Corp.	189,100	5,720,275
Rayonier Advanced Materials, Inc.	254,600	2,418,700
RPM International, Inc.	208,900	9,887,237
Solvay SA (Belgium)	6,518	651,666
Stepan Co.	4,000	221,160
Sumitomo Chemical Co. Ltd. (Japan)	113,000	511,484
Teijin Ltd. (Japan)	84,000	292,512
Toray Industries, Inc. (Japan)	101,000	861,949
Tosoh Corp. (Japan)	503,000	2,112,389
Trecora Resources*	18,725	180,135
Tredegar Corp.	57,400	902,328
Ube Industries Ltd. (Japan)	94,000	166,169
Westlake Chemical Corp.	395,100	18,293,130
Yara International ASA (Norway)	180,970	6,793,574
Zeon Corp. (Japan)	174,000	1,123,838

		124,788,186

Commercial Services & Supplies — 0.6%
Berendsen PLC (United Kingdom)	13,805	238,116
Brink’s Co. (The)	64,700	2,173,273
Deluxe Corp.	104,900	6,555,201
dorma+kaba Holding AG (Switzerland) (Class B Stock)	3,179	2,027,454
Ennis, Inc.	78,400	1,532,720
Essendant, Inc.	43,300	1,382,569
Herman Miller, Inc.	351,000	10,842,390
HNI Corp.	21,000	822,570
Intrum Justitia AB (Sweden)	118,986	4,193,088
ISS A/S (Denmark)	178,568	7,161,781
Kimball International, Inc. (Class B Stock)	33,300	377,955
Knoll, Inc.	60,400	1,307,660
Loomis AB (Sweden) (Class B Stock)	4,315	121,793
Nissha Printing Co. Ltd. (Japan)(a)	173,900	2,544,454
Regus PLC (United Kingdom)	50,587	229,610
Rentokil Initial PLC (United Kingdom)	660,209	1,674,191
RR Donnelley & Sons Co.(a)	508,700	8,342,680
Secom Co. Ltd. (Japan)	17,200	1,276,292
SG Fleet Group Ltd. (Australia)	42,945	115,660
Steelcase, Inc. (Class A Stock)	333,600	4,977,312
UniFirst Corp.	5,300	578,336
Viad Corp.	5,700	166,212
West Corp.	66,700	1,522,094

		60,163,411

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.6%
ARRIS International PLC*	522,000	$11,964,240
Brocade Communications Systems, Inc.	43,600	461,288
Cisco Systems, Inc.	839,700	23,906,259
Digi International, Inc.*	32,800	309,304
Extreme Networks, Inc.*	58,600	182,246
Ixia*	159,100	1,982,386
Juniper Networks, Inc.(a)	200,600	5,117,306
Netgear, Inc.*	104,400	4,214,628
Plantronics, Inc.	131,700	5,161,323
Polycom, Inc.*	460,952	5,139,615
ShoreTel, Inc.*	125,900	936,696
ZTE Corp. (China) (Class H Stock)^(g)	7,400	13,090

		59,388,381

Construction & Engineering — 0.4%
Argan, Inc.	40,100	1,409,916
Carillion PLC (United Kingdom)(a)	32,912	138,936
China Railway Construction Corp. Ltd. (China) (Class H Stock)	134,500	160,138
China State Construction International Holdings Ltd. (China)	16,000	23,862
CIMIC Group Ltd. (Australia)	9,024	240,089
Comfort Systems USA, Inc.	45,300	1,439,181
Daelim Industrial Co. Ltd. (South Korea)	2,389	189,993
EMCOR Group, Inc.	47,300	2,298,780
Ferrovial SA (Spain)	32,616	699,972
Galliford Try PLC (United Kingdom)	51,682	1,063,354
Hazama Ando Corp. (Japan)	24,000	116,718
Hyundai Development Co-Engineering & Construction (South Korea)	547	21,996
Kajima Corp. (Japan)	76,000	476,082
KBR, Inc.	623,300	9,648,684
Kumagai Gumi Co. Ltd. (Japan)	50,000	126,878
Larsen & Toubro Ltd. (India), GDR, RegS	3,031	54,710
NCC AB (Sweden) (Class B Stock)	7,202	262,133
Obayashi Corp. (Japan)	139,700	1,376,973
Peab AB (Sweden)	14,584	128,893
Penta-Ocean Construction Co. Ltd. (Japan)	27,500	115,092
Sacyr SA (Spain)(a)	2,085,408	4,006,821
Shimizu Corp. (Japan)	48,000	406,530
Skanska AB (Sweden) (Class B Stock)	322,468	7,355,807
Taisei Corp. (Japan)	151,000	997,155
VInci SA (France)	133,974	9,944,118

		42,702,811

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,500	30,859
Cementos Argos SA (Colombia)	3,823	14,652
CSR Ltd. (Australia)	1,129,366	2,849,368
Fletcher Building Ltd. (New Zealand)	58,256	317,559
Headwaters, Inc.*	112,700	2,235,968
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,866,000	7,329,793
United States Lime & Minerals, Inc.	6,300	378,063

		13,156,262

Consumer Finance — 0.4%
Capital One Financial Corp.	279,200	19,351,352
Enova International, Inc.*	44,100	278,271
Gentera SAB de CV (Mexico)	10,800	21,316
Hitachi Capital Corp. (Japan)	5,200	113,094

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Navient Corp.	1,113,900	$13,333,383
Nelnet, Inc. (Class A Stock)	42,627	1,678,225
Provident Financial PLC (United Kingdom)	64,604	2,745,728
SLM Corp.*	196,000	1,246,560
Sun Hung Kai & Co. Ltd. (Hong Kong)	174,000	104,784

		38,872,713

Containers & Packaging — 0.4%
Amcor Ltd. (Australia)	139,742	1,534,512
AptarGroup, Inc.	13,900	1,089,899
Greif, Inc. (Class A Stock)	183,400	6,006,350
Klabin SA (Brazil), UTS	5,300	28,699
Owens-Illinois, Inc.*	431,800	6,891,528
Packaging Corp. of America	359,942	21,740,497
Silgan Holdings, Inc.	55,800	2,966,886
Sonoco Products Co.	21,900	1,063,683

		41,322,054

Distributors — 0.4%
Canon Marketing Japan, Inc. (Japan)	139,800	2,441,127
Inchcape PLC (United Kingdom)	188,214	1,952,114
LKQ Corp.*	811,400	25,908,002
Pool Corp.	84,100	7,378,934

		37,680,177

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	19,800	408,474
Apollo Education Group, Inc.*	196,800	1,616,712
Capella Education Co.	11,000	579,040
Graham Holdings Co. (Class B Stock)	3,500	1,680,000
Grand Canyon Education, Inc.*	17,800	760,772
Kroton Educacional SA (Brazil)	13,600	43,421
New Oriental Education & Technology Group, Inc. (China), ADR	6,900	238,671
Service Corp. International	190,800	4,708,944

		10,036,034

Diversified Financial Services — 0.7%
Banca IFIS SpA (Italy)	3,397	112,431
Banca Mediolanum SpA (Italy)	16,637	132,708
Berkshire Hathaway, Inc. (Class B Stock)*(a)	253,586	35,978,782
BM&FBovespa SA (Brazil)	80,800	343,815
Challenger Ltd. (Australia)	41,437	265,913
CME Group, Inc.	40,300	3,870,815
Eurazeo SA (France)	3,637	245,653
Fubon Financial Holding Co. Ltd. (Taiwan)	199,000	253,465
Gain Capital Holdings, Inc.	62,200	408,032
Investor AB (Sweden) (Class B Stock)	60,344	2,133,112
Japan Exchange Group, Inc. (Japan)	42,600	651,702
Metro Pacific Investments Corp. (Philippines)	136,300	17,395
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	65,200	285,859
MSCI, Inc.	176,000	13,038,080
ORIX Corp. (Japan)	606,300	8,635,660
Voya Financial, Inc.	89,200	2,655,484

		69,028,906

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,434,708	56,197,512
Atlantic Tele-Network, Inc.	4,200	318,486

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
China Communications Services Corp. Ltd. (China) (Class H Stock)	25,000	$11,416
China Telecom Corp. Ltd. (China) (Class H Stock)	130,000	68,825
China Unicom Hong Kong Ltd. (China)	176,000	231,796
Chorus Ltd. (New Zealand)	39,186	108,566
Chunghwa Telecom Co. Ltd. (Taiwan)	4,000	13,611
CIncinnati Bell, Inc.*	55,800	215,946
Deutsche Telekom AG (Germany)	276,998	4,966,120
Hellenic Telecommunications Organization SA (Greece)	8,971	80,744
Inteliquent, Inc.	96,400	1,547,220
KT Corp. (South Korea)	8,039	208,843
LG Uplus Corp. (South Korea)	9,280	89,685
Nippon Telegraph & Telephone Corp. (Japan)	235,500	10,173,013
Ooredoo QSC (Qatar)	5,920	151,197
Orange SA (France)	397,314	6,938,275
PCCW Ltd. (Hong Kong)	3,306,000	2,141,338
Rostelecom PJSC (Russia), ADR	2,328	20,673
Spark New Zealand Ltd. (New Zealand)	621,809	1,567,541
Telecom Italia SpA (Italy) (Savings Share)	520,820	455,805
Telefonica SA (Spain)*	111,895	1,250,611
Telkom SA SOC Ltd. (South Africa)	61,752	240,459
Verizon Communications, Inc.	993,000	53,701,440
Vonage Holdings Corp.*	197,600	903,032

		141,602,154

Electric Utilities — 1.4%
American Electric Power Co., Inc.	173,600	11,527,040
BKW AG (Switzerland)	16,709	702,037
Chubu Electric Power Co., Inc. (Japan)	58,000	809,410
Chugoku Electric Power Co., Inc. (The) (Japan)	26,700	360,226
CLP Holdings Ltd. (Hong Kong)	170,500	1,543,264
Duke Energy Corp.	111,800	9,020,024
Edison International	24,000	1,725,360
EDP - Energias de Portugal SA (Portugal)	206,805	734,251
El Paso Electric Co.	38,100	1,748,028
Electricite de France SA (France)	634,706	7,105,993
Endesa SA (Spain)	281,509	5,394,654
Energa SA (Poland)	3,593	12,603
Enersis Americas SA (Chile)	188,151	52,109
Entergy Corp.	18,400	1,458,752
Equatorial Energia SA (Brazil)	9,300	105,734
Exelon Corp.	727,100	26,073,806
FirstEnergy Corp.	505,600	18,186,432
Fortum OYJ (Finland)(a)	561,871	8,497,533
Hokkaido Electric Power Co., Inc. (Japan)*	15,400	129,015
Hokuriku Electric Power Co. (Japan)	14,000	197,915
Iberdrola SA (Spain)	495,981	3,301,732
IDACORP, Inc.(a)	112,200	8,368,998
Kansai Electric Power Co., Inc. (The) (Japan)*	63,400	560,950
Korea Electric Power Corp. (South Korea)	7,472	391,424
Kyushu Electric Power Co., Inc. (Japan)*	38,400	364,898
OGE Energy Corp.	423,600	12,127,668
Portland General Electric Co.	6,800	268,532
PPL Corp.(a)	590,200	22,468,914
Red Electrica Corp. SA (Spain)	7,846	679,667
Shikoku Electric Power Co., Inc. (Japan)	14,200	190,297

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Tenaga Nasional Bhd (Malaysia)	31,800	$113,608
Tohoku Electric Power Co., Inc. (Japan)	40,800	525,809
Tokyo Electric Power Co., Inc. (Japan)*	130,200	715,273

		145,461,956

Electrical Equipment — 0.7%
Acuity Brands, Inc.(a)	53,700	11,714,118
Babcock & Wilcox Enterprises, Inc.*	11,500	246,100
Eaton Corp. PLC	326,900	20,450,864
Emerson Electric Co.	26,300	1,430,194
Gamesa Corp. Tecnologica SA (Spain)	301,656	5,936,397
Hubbell, Inc.	77,100	8,167,203
Nordex SE (Germany)*	6,241	170,781
Regal Beloit Corp.	175,300	11,059,677
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	26,000	11,875
Vestas Wind Systems A/S (Denmark)	127,025	8,950,149

		68,137,358

Electronic Equipment, Instruments & Components — 1.0%
AAC Technologies Holdings, Inc. (China)	5,000	38,230
Anixter International, Inc.*	52,200	2,720,142
Arrow Electronics, Inc.*	249,200	16,050,972
Avnet, Inc.	242,689	10,751,123
Delta Electronics Thailand PCL (Thailand)	4,700	11,623
ePlus, Inc.*	13,400	1,078,834
Fabrinet (Thailand)*	11,100	359,085
FIH Mobile Ltd. (China)	330,000	147,190
Halma PLC (United Kingdom)	77,339	1,010,902
Hitachi High-Technologies Corp. (Japan)	225,900	6,359,290
Hon Hai Precision Industry Co. Ltd. (Taiwan)	136,560	359,461
II-VI, Inc.*	21,000	455,910
Ingram Micro, Inc. (Class A Stock)	160,500	5,763,555
Insight Enterprises, Inc.*	42,900	1,228,656
Jabil Circuit, Inc.	630,200	12,143,954
Knowles Corp.*	15,000	197,700
Littelfuse, Inc.	3,100	381,641
Nippon Electric Glass Co. Ltd. (Japan)	518,000	2,649,254
Orbotech Ltd. (Israel)*	200,300	4,763,134
PC Connection, Inc.	38,900	1,004,009
Samsung SDI Co. Ltd. (South Korea)	508	43,982
Sanmina Corp.*	161,600	3,778,208
ScanSource, Inc.*	67,300	2,717,574
SYNNEX Corp.(a)	121,700	11,268,203
Synnex Technology International Corp. (Taiwan)	13,000	13,396
Taiyo Yuden Co. Ltd. (Japan)	105,000	1,023,975
TDK Corp. (Japan)	11,100	615,894
Tech Data Corp.*(a)	64,500	4,951,665
Zebra Technologies Corp. (Class A Stock)*	155,100	10,701,900
Zhen Ding Technology Holding Ltd. (Taiwan)	4,000	8,949

		102,598,411

Energy Equipment & Services — 0.3%
Archrock, Inc.	190,800	1,526,400
Bristow Group, Inc.	191,900	3,630,748
Ensco PLC (Class A Stock)(a)	1,551,000	16,083,870
Matrix Service Co.*	53,900	954,030
Nabors Industries Ltd	1,203,800	11,074,960
Ocean Yield ASA (Norway)(a)	107,326	719,428

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
RigNet, Inc.*	10,600	$145,008
Transocean Ltd.	34,914	310,560

		34,445,004

Food & Staples Retailing — 1.1%
Almacenes Exito SA (Colombia)	44,479	231,251
Axfood AB (Sweden)(a)	279,523	5,158,381
Casey’s General Stores, Inc.	56,800	6,436,576
Cencosud SA (Chile)	98,118	247,470
ICA Gruppen AB (Sweden)	7,271	240,318
Ingles Markets, Inc. (Class A Stock)	129,100	4,841,250
J Sainsbury PLC (United Kingdom)(a)	2,025,064	8,024,676
Kesko OYJ (Finland) (Class B Stock)	7,786	343,565
Koninklijke Ahold NV (Netherlands)	278,647	6,258,791
Kroger Co. (The)	631,560	24,157,170
Magnit PJSC (Russia), GDR, RegS	2,478	98,996
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	3,200	167,346
Metro AG (Germany)	265,682	8,218,468
President Chain Store Corp. (Taiwan)	5,000	36,414
Shoprite Holdings Ltd. (South Africa)	4,485	52,645
Smart & Final Stores, Inc.*	14,600	236,520
Sonae SGPS SA (Portugal)	2,753,298	3,314,014
Spar Group Ltd. (The) (South Africa)	1,509	20,340
SpartanNash Co.	19,300	584,983
SUPERVALU, Inc.*	1,020,000	5,875,200
United Natural Foods, Inc.*(a)	110,200	4,441,060
Wal-Mart de Mexico SAB de CV (Mexico)	68,400	161,923
Wal-Mart Stores, Inc.	465,200	31,861,548
Wesfarmers Ltd. (Australia)	27,184	862,839

		111,871,744

Food Products — 1.5%
Amplify Snack Brands, Inc.*	38,700	554,184
Archer-Daniels-Midland Co.	596,300	21,651,653
Atria OYJ (Finland)	29,958	298,086
Austevoll Seafood ASA (Norway)	156,610	1,285,197
Bakkafrost P/F (Faroe Islands)	3,440	133,113
Bonduelle SCA (France)	3,797	111,774
BRF SA (Brazil)	6,300	90,006
Bunge Ltd.	413,700	23,444,379
Charoen Pokphand Foods PCL (Thailand)	433,600	300,735
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	673,200
ConAgra Foods, Inc.	402,100	17,941,702
Darling Ingredients, Inc.*	78,200	1,029,894
Dean Foods Co.(a)	254,400	4,406,208
Farmer Brothers Co.*	16,500	459,855
Flowers Foods, Inc.(a)	432,000	7,974,720
Fresh Del Monte Produce, Inc.	16,800	706,776
Fuji Oil Holdings, Inc. (Japan)	100,900	1,816,222
General Mills, Inc.	93,100	5,897,885
Gruma SAB de CV (Mexico) (Class B Stock)	1,800	28,545
Grupo Lala SAB de CV (Mexico)	5,900	16,036
Indofood Sukses Makmur Tbk PT (Indonesia)	146,900	80,033
Ingredion, Inc.	155,600	16,616,524
JBS SA (Brazil)	71,200	216,631
John B Sanfilippo & Son, Inc.	23,700	1,637,433
Kuala Lumpur Kepong Bhd (Malaysia)	4,000	24,601
La Doria SpA (Italy)	7,761	116,248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Lancaster Colony Corp.	28,300	$3,129,131
Leroy Seafood Group ASA (Norway)	77,765	3,671,276
Nestle SA (Switzerland)	173,642	12,957,300
NH Foods Ltd. (Japan)	13,000	286,142
Nippon Suisan Kaisha Ltd. (Japan)	26,200	127,153
Orkla ASA (Norway)	64,848	586,536
PPB Group Bhd (Malaysia)	11,200	47,923
Salmar ASA (Norway)	56,191	1,376,718
Sanderson Farms, Inc.	2,100	189,378
Schouw & Co. (Denmark)	11,033	688,351
Seaboard Corp.*	320	960,963
Select Harvests Ltd. (Australia)	185,094	584,651
Tassal Group Ltd. (Australia)	560,902	1,641,705
Thai Union Frozen Products Pcl (Thailand)	440,300	261,577
Tyson Foods, Inc. (Class A Stock)	224,800	14,985,168
Uni-President Enterprises Corp. (Taiwan)	48,000	84,291
Wilmar International Ltd. (Singapore)	3,242,200	8,084,926

		157,174,829

Gas Utilities — 0.5%
Atmos Energy Corp.	54,183	4,023,630
Gas Natural SDG SA (Spain)	31,028	626,417
National Fuel Gas Co.(a)	162,400	8,128,120
New Jersey Resources Corp.	149,000	5,428,070
UGI Corp.	604,850	24,369,406
WGL Holdings, Inc.	95,500	6,911,335

		49,486,978

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	368,400	15,410,172
ABIOMED, Inc.*(a)	55,400	5,252,474
Ansell Ltd. (Australia)	79,494	1,050,700
Atrion Corp.	800	316,288
Baxter International, Inc.	378,500	15,548,780
C.R. Bard, Inc.	85,600	17,348,552
Cantel Medical Corp.	8,500	606,560
Draegerwerk AG & Co. KGaA (Germany)	7,193	426,206
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	56,348	381,260
Greatbatch, Inc.*	20,000	712,800
Halyard Health, Inc.*	274,800	7,895,004
Hill-Rom Holdings, Inc.	264,300	13,294,290
Hologic, Inc.*	745,000	25,702,500
ICU Medical, Inc.*	25,100	2,612,910
Invacare Corp.(a)	75,700	996,969
Livanova PLC*	78,400	4,232,032
Masimo Corp.*	69,000	2,886,960
Medtronic PLC	361,000	27,075,000
Merit Medical Systems, Inc.*	39,900	737,751
Nipro Corp. (Japan)	12,800	121,486
NxStage Medical, Inc.*	55,700	834,943
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	32,000	20,408
Steris PLC	179,900	12,781,895
Terumo Corp. (Japan)	20,800	744,371
West Pharmaceutical Services, Inc.	98,500	6,828,020

		163,818,331

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	368,400	7,070,310
Anthem, Inc.(a)	156,300	21,724,137

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	67,200	$4,137,504
Express Scripts Holding Co.*(a)	329,200	22,612,748
Fresenius SE & Co. KGaA (Germany)	32,680	2,382,133
LHC Group, Inc.*	29,800	1,059,688
Lifco AB (Sweden) (Class B Stock)	10,483	281,152
Magellan Health, Inc.*	40,700	2,764,751
McKesson Corp.	137,700	21,653,325
Medipal Holdings Corp. (Japan)	354,100	5,601,029
Metlifecare Ltd. (New Zealand)	64,837	235,030
Molina Healthcare, Inc.*(a)	141,300	9,112,437
National Healthcare Corp.	14,600	909,580
Netcare Ltd. (South Africa)	13,777	33,665
PharMerica Corp.*	56,200	1,242,582
Primary Health Care Ltd. (Australia)	44,198	126,617
Ryman Healthcare Ltd. (New Zealand)	173,068	998,668
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	116,400	230,156
Sinopharm Group Co. Ltd. (China) (Class H Stock)	53,200	240,424
Suzuken Co. Ltd. (Japan)	7,700	261,347
Toho Holdings Co. Ltd. (Japan)	6,000	128,237
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	40,900	1,016,774
UnitedHealth Group, Inc.	212,000	27,326,800
VCA, Inc.*	253,000	14,595,570
WellCare Health Plans, Inc.*	165,200	15,322,300

		161,066,964

Health Care Technology
Computer Programs & Systems, Inc.(a)	25,100	1,308,212
HMS Holdings Corp.*	67,500	968,625
Quality Systems, Inc.	152,300	2,321,052

		4,597,889

Hotels, Restaurants & Leisure — 1.3%
888 Holdings PLC (United Kingdom)	218,648	666,432
Biglari Holdings, Inc.*	1,100	408,881
Bloomin’ Brands, Inc.	359,200	6,059,704
Bojangles’, Inc.*(a)	38,700	658,287
Boyd Gaming Corp.*	20,000	413,200
Brinker International, Inc.(a)	240,300	11,041,785
Carnival Corp.	131,000	6,912,870
Carrols Restaurant Group, Inc.*	110,600	1,597,064
Compass Group PLC (United Kingdom)	210,601	3,712,544
Denny’s Corp.*	115,500	1,196,580
Domino’s Pizza Group PLC (United Kingdom)	15,073	218,120
Eldorado Resorts, Inc.*	49,800	569,712
Emperor Entertainment Hotel Ltd. (Hong Kong)	920,000	183,907
Extended Stay America, Inc., UTS(a)	200,500	3,268,150
Flight Centre Travel Group Ltd. (Australia)	3,908	129,436
Genting Bhd (Malaysia)	21,100	53,011
Greene King PLC (United Kingdom)	26,977	337,229
International Speedway Corp. (Class A Stock)	86,400	3,189,024
Isle of Capri Casinos, Inc.*	104,200	1,458,800
Jack in the Box, Inc.	142,200	9,082,314
Kangwon Land, Inc. (South Korea)	1,086	38,822
Marriott Vacations Worldwide Corp.	41,500	2,801,250
McDonald’s Corp.	245,000	30,791,600

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Minor International PCL (Thailand)	16,100	$16,853
Oriental Land Co. Ltd. (Japan)	66,600	4,715,255
Penn National Gaming, Inc.*	73,400	1,225,046
SKYCITY Entertainment Group Ltd. (New Zealand)	452,201	1,564,536
Starbucks Corp.	39,300	2,346,210
Texas Roadhouse, Inc.	52,600	2,292,308
TUI AG (Germany)	46,117	713,370
Unibet Group PLC (Malta), SDR	19,752	223,901
Wyndham Worldwide Corp.	297,800	22,760,854
Yum! Brands, Inc.	208,000	17,024,800

		137,671,855

Household Durables — 0.9%
Arcelik A/S (Turkey)	2,269	15,427
Barratt Developments PLC (United Kingdom)	629,831	5,056,271
Bellway PLC (United Kingdom)	87,707	3,299,194
Berkeley Group Holdings PLC (United Kingdom)	164,027	7,563,078
Cavco Industries, Inc.*	10,800	1,009,368
D.R. Horton, Inc.	197,400	5,967,402
Flexsteel Industries, Inc.	10,700	467,376
Foster Electric Co. Ltd. (Japan)	5,800	122,322
Hanssem Co. Ltd. (South Korea)	1,089	212,733
Haseko Corp. (Japan)	18,600	173,175
Iida Group Holdings Co. Ltd. (Japan)	11,500	223,972
La-Z-Boy, Inc.	60,725	1,623,787
LG Electronics, Inc. (South Korea)	4,836	260,705
MDC Holdings, Inc.(a)	61,200	1,533,672
Meritage Homes Corp.*	114,500	4,174,670
Nikon Corp. (Japan)(a)	494,700	7,564,515
NVR, Inc.*	8,900	15,418,360
Persimmon PLC (United Kingdom)	67,578	2,019,309
Redrow PLC (United Kingdom)	17,197	99,173
Rinnai Corp. (Japan)	2,800	247,347
Steinhoff International Holdings NV (Netherlands)	27,258	178,605
Taylor Morrison Home Corp. (Class A Stock)*(a)	199,600	2,818,352
Taylor Wimpey PLC (United Kingdom)	296,364	807,698
Tempur Sealy International, Inc.*(a)	173,600	10,553,144
TRI Pointe Group, Inc.*	597,000	7,032,660
Tupperware Brands Corp.	188,200	10,911,836

		89,354,151

Household Products — 0.9%
Clorox Co. (The)	128,600	16,211,316
Colgate-Palmolive Co.	221,900	15,677,235
Henkel AG & Co. KGaA (Germany)	22,372	2,193,738
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	106,800	258,019
Procter & Gamble Co. (The)	645,700	53,147,567
Reckitt Benckiser Group PLC (United Kingdom)	57,266	5,523,669
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	143,439	4,473,974

		97,485,518

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.(a)	1,095,500	12,926,900

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
China Power International Development Ltd. (China)	94,000	$48,692
China Resources Power Holdings Co. Ltd. (China)	18,000	33,650
Electric Power Development Co. Ltd. (Japan)	13,200	411,786
Glow Energy PCL (Thailand)	4,805	12,566
Huadian Power International Corp. Ltd. (China) (Class H Stock)	342,000	218,217
Huaneng Power International, Inc. (China) (Class H Stock)	34,000	30,485
NRG Energy, Inc.	276,000	3,590,760
Ormat Technologies, Inc.	39,700	1,637,228
Talen Energy Corp.*	1,255,000	11,295,000

		30,205,284

Industrial Conglomerates — 1.1%
3M Co.	183,500	30,576,605
Bidvest Group Ltd. (The) (South Africa)	11,238	283,603
Carlisle Cos., Inc.	255,547	25,426,927
CITIC Ltd. (China)	45,000	68,467
CK Hutchison Holdings Ltd. (Hong Kong)	628,796	8,169,345
Danaher Corp.	111,900	10,614,834
DCC PLC (United Kingdom)	83,020	7,321,755
Far Eastern New Century Corp. (Taiwan)	30,980	25,301
General Electric Co.(a)	527,571	16,771,482
Hopewell Holdings Ltd. (Hong Kong)	201,000	649,046
JG Summit Holdings, Inc. (Philippines)	23,070	39,769
KOC Holding A/S (Turkey)	13,773	69,959
LG Corp. (South Korea)	1,202	72,011
Shun Tak Holdings Ltd. (Hong Kong)	1,088,000	360,286
Siemens AG (Germany)	144,217	15,252,529
SK Holdings Co. Ltd. (South Korea)	1,310	255,666

		115,957,585

Insurance — 2.4%
Aegon NV (Netherlands)	152,150	836,186
Aflac, Inc.	155,700	9,830,898
Ageas (Belgium)	16,127	638,249
Alleghany Corp.*	27,600	13,695,120
Allianz SE (Germany)	81,558	13,245,463
Allstate Corp. (The)	295,900	19,934,783
Ambac Financial Group, Inc.*	21,800	344,440
American Equity Investment Life Holding Co.	152,400	2,560,320
American Financial Group, Inc.	196,700	13,841,779
American International Group, Inc.	263,100	14,220,555
Aspen Insurance Holdings Ltd. (Bermuda)	138,100	6,587,370
Assicurazioni Generali SpA (Italy)	305,406	4,520,956
Aviva PLC (United Kingdom)	37,480	244,723
AXA SA (France)	482,674	11,318,109
Baloise Holding AG (Switzerland)	3,580	454,418
BB Seguridade Participacoes SA (Brazil)	16,600	136,654
Beazley PLC (United Kingdom)	37,792	194,735
Cathay Financial Holding Co. Ltd. (Taiwan)	248,550	297,373
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	20,400	76,611
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	97,100	1,176,802
EMC Insurance Group, Inc.	10,550	270,607
Endurance Specialty Holdings Ltd.	188,300	12,303,522

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
FBL Financial Group, Inc. (Class A Stock)	12,800	$787,456
Federated National Holding Co.	14,300	281,138
Genworth Financial, Inc. (Class A Stock)*	851,500	2,324,595
Hannover Rueck SE (Germany)	73,527	8,545,496
Hanover Insurance Group, Inc. (The)	52,900	4,772,638
HCI Group, Inc.(a)	22,000	732,600
Heritage Insurance Holdings, Inc.	25,000	399,250
Liberty Holdings Ltd. (South Africa)	24,959	244,404
Lincoln National Corp.	468,000	18,345,600
MetLife, Inc.	498,200	21,890,908
MS&AD Insurance Group Holdings, Inc. (Japan)	45,600	1,270,930
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	14,201	2,882,018
National General Holdings Corp.	47,900	1,034,161
National Western Life Group, Inc. (Class A Stock)	2,600	599,638
NN Group NV (Netherlands)	20,435	667,096
Old Republic International Corp.	731,700	13,375,476
Phoenix Group Holdings (United Kingdom)	17,035	230,396
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	49,500	237,539
Reinsurance Group of America, Inc.	162,500	15,640,625
Samsung Life Insurance Co. Ltd. (South Korea)	733	75,408
SCOR SE (France)	14,027	494,536
Selective Insurance Group, Inc.	11,500	421,015
Sul America SA (Brazil), UTS	1,700	7,579
Swiss Life Holding AG (Switzerland)*	30,126	7,994,472
Swiss Re AG (Switzerland)	101,160	9,341,080
Tokio Marine Holdings, Inc. (Japan)	239,600	8,095,589
Travelers Cos., Inc. (The)	15,100	1,762,321
UnipolSai SpA (Italy)	100,514	232,137
United Insurance Holdings Corp.	36,200	695,402

		250,111,176

Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc. (Class A Stock)*	84,900	669,012
Amazon.com, Inc.*	55,200	32,768,928
Blue Nile, Inc.	11,400	293,094
FTD Cos., Inc.*	17,100	448,875
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	9,700	214,952
Nutrisystem, Inc.	76,000	1,586,120
Priceline Group, Inc. (The)*	3,900	5,026,944

		41,007,925

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	7,200	569,016
Alphabet, Inc. (Class A Stock)*	50,000	38,145,000
Alphabet, Inc. (Class C Stock)*	52,493	39,104,660
Auto Trader Group PLC (United Kingdom)	23,380	130,812
Baidu, Inc. (China), ADR*	2,400	458,112
Bankrate, Inc.*	213,200	1,955,044
Demand Media, Inc.*	28,400	142,000
DHI Group, Inc.*	76,000	613,320
eBay, Inc.*	835,400	19,932,644
Facebook, Inc. (Class A Stock)*	532,500	60,758,250
InterActiveCorp.	7,400	348,392
j2 Global, Inc.(a)	67,000	4,125,860

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
LogMeIn, Inc.*(a)	26,900	$1,357,374
Moneysupermarket.com Group PLC (United Kingdom)	32,862	149,776
NetEase, Inc. (China), ADR	500	71,790
Rackspace Hosting, Inc.*	475,700	10,270,363
RetailMeNot, Inc.*	118,200	946,782
Tencent Holdings Ltd. (China)	49,900	1,020,174
United Online, Inc.*	15,900	183,486
Web.com Group, Inc.*	9,600	190,272

		180,473,127

IT Services — 1.7%
Accenture PLC (Class A Stock)	122,400	14,124,960
Amadeus IT Holding SA (Spain) (Class A Stock)	39,319	1,681,438
Atos SE (France)	101,702	8,260,120
Bechtle AG (Germany)	1,141	117,592
Broadridge Financial Solutions, Inc.	243,992	14,471,165
CACI International, Inc. (Class A Stock)*	29,000	3,094,300
Cap Gemini SA (France)	14,794	1,387,745
Cognizant Technology Solutions Corp. (Class A Stock)*	358,100	22,452,870
Computer Sciences Corp.(a)	377,800	12,992,542
Convergys Corp.(a)	20,900	580,393
CoreLogic, Inc.*	118,400	4,108,480
DST Systems, Inc.	154,400	17,411,688
Fiserv, Inc.*(a)	147,100	15,089,518
Hackett Group, Inc. (The)	31,200	471,744
Infosys Ltd. (India), ADR	28,900	549,678
International Business Machines Corp.	29,900	4,528,355
IT Holdings Corp. (Japan)	6,700	158,472
Jack Henry & Associates, Inc.	30,900	2,613,213
Leidos Holdings, Inc.	253,900	12,776,248
Luxoft Holding, Inc.*	3,800	209,114
Obic Co. Ltd. (Japan)	5,000	264,319
Science Applications International Corp.	108,600	5,792,724
Sopra Steria Group (France)	13,813	1,631,506
TeleTech Holdings, Inc.	40,800	1,132,608
Total System Services, Inc.	143,300	6,818,214
Travelport Worldwide Ltd.	115,000	1,570,900
Virtusa Corp.*	36,800	1,378,528
Visa, Inc. (Class A Stock)(a)	285,000	21,796,800
Wipro Ltd. (India), ADR(a)	22,800	286,824
Wirecard AG (Germany)(a)	8,927	337,333

		178,089,391

Leisure Products — 0.3%
Brunswick Corp.	256,700	12,316,466
Smith & Wesson Holding Corp.*	438,400	11,670,208
Sturm Ruger & Co., Inc.	4,400	300,872
Vista Outdoor, Inc.*	47,300	2,455,343

		26,742,889

Life Sciences Tools & Services — 0.3%
Bruker Corp.	92,300	2,584,400
Charles River Laboratories International, Inc.*	160,100	12,157,994
INC Research Holdings, Inc. (Class A Stock)*	34,400	1,417,624
Lonza Group AG (Switzerland)*	1,793	303,091
Mettler-Toledo International, Inc.*	12,200	4,206,072

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
PAREXEL International Corp.*(a)	73,000	$4,579,290
QIAGEN NV*	19,594	435,701
VWR Corp.*(a)	278,400	7,533,504

		33,217,676

Machinery — 1.2%
Amada Holdings Co. Ltd. (Japan)	26,700	260,159
Andritz AG (Austria)	6,734	368,916
Atlas Copco AB (Sweden) (Class B Stock)	15,098	355,305
Crane Co.	145,200	7,820,472
DMG Mori Co. Ltd. (Japan)	11,700	107,430
Ebara Corp. (Japan)	39,000	162,725
FANUC Corp. (Japan)	11,900	1,842,936
Georg Fischer AG (Switzerland)	4,640	3,747,080
Global Brass & Copper Holdings, Inc.	151,200	3,772,440
Graco, Inc.	58,300	4,894,868
Harsco Corp.	44,600	243,070
Hoshizaki Electric Co. Ltd. (Japan)	64,900	5,413,357
Hyster-Yale Materials Handling, Inc.	19,282	1,284,181
Illinois Tool Works, Inc.(a)	208,400	21,348,496
Joy Global, Inc.(a)	348,700	5,603,609
JTEKT Corp. (Japan)	15,500	201,134
Kennametal, Inc.	51,500	1,158,235
Kone OYJ (Finland) (Class B Stock)	30,304	1,458,560
Lincoln Electric Holdings, Inc.	39,975	2,341,336
Lydall, Inc.*	26,400	858,528
Meritor, Inc.*	478,600	3,857,516
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	78,000	116,350
Mueller Industries, Inc.	64,000	1,882,880
Nordson Corp.	12,500	950,500
OKUMA Corp. (Japan)	16,000	111,768
Rexnord Corp.*	93,100	1,882,482
Schindler Holding AG (Switzerland), (XBRN)	43,179	7,954,784
Schindler Holding AG (Switzerland), (SWX)	23,129	4,235,251
Spirax-Sarco Engineering PLC (United Kingdom)	6,662	347,797
SPX Corp.	106,200	1,595,124
SPX FLOW, Inc.*	113,800	2,854,104
Standex International Corp.	13,200	1,027,092
Takeuchi Manufacturing Co. Ltd. (Japan)	93,000	1,344,135
Timken Co. (The)	136,700	4,578,083
Toro Co. (The)	73,900	6,364,268
Toshiba Machine Co. Ltd. (Japan)	131,000	403,062
TriMas Corp.*	39,600	693,792
Trinity Industries, Inc.(a)	580,000	10,619,800
Tsubakimoto Chain Co. (Japan)	18,000	111,393
United Tractors Tbk PT (Indonesia)	59,300	68,402
Wabash National Corp.*(a)	510,500	6,738,600
Wabtec Corp.	99,800	7,913,142

		128,893,162

Marine — 0.1%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	350	446,588
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	501	656,827
Kuehne & Nagel International AG (Switzerland)	3,858	548,285
Matson, Inc.	56,300	2,261,571
MISC Bhd (Malaysia)	120,100	273,969

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Mitsui OSK Lines Ltd. (Japan)	633,000	$1,287,884
Nippon Yusen KK (Japan)	145,000	279,605
Orient Overseas International Ltd. (Hong Kong)	32,000	123,671

		5,878,400

Media — 1.3%
AMC Networks, Inc. (Class A Stock)*	179,100	11,630,754
Cinemark Holdings, Inc.	292,700	10,487,441
Comcast Corp. (Class A Stock)	406,200	24,810,696
CTS Eventim AG & Co. KGaA (Germany)	3,962	140,487
Dentsu, Inc. (Japan)	16,700	837,780
Informa PLC (United Kingdom)	58,648	583,641
John Wiley & Sons, Inc. (Class A Stock)	67,100	3,280,519
Kadokawa Dwango (Japan)*	8,200	126,238
Modern Times Group MTG AB (Sweden) (Class B Stock)	4,004	119,802
Naspers Ltd. (South Africa) (Class N Stock)	3,912	545,332
News Corp. (Class A Stock)	80,700	1,030,539
ProSiebenSat.1 Media SE (Germany)	108,842	5,587,402
Publicis Groupe SA (France)	92,141	6,461,039
RELX PLC (United Kingdom)	100,435	1,863,171
RTL Group SA (Luxembourg)	3,495	295,702
Seven West Media Ltd. (Australia)	162,237	128,004
Sinclair Broadcast Group, Inc. (Class A Stock)	63,200	1,943,400
Stroeer SE & Co. KGaA (Germany)	2,318	145,431
TEGNA, Inc.(a)	392,900	9,217,434
Time Warner, Inc.	79,600	5,774,980
Time, Inc.(a)	468,200	7,229,008
TV Asahi Holdings Corp. (Japan)	97,500	1,749,094
Viacom, Inc. (Class B Stock)	225,200	9,296,256
Walt Disney Co. (The)(a)	238,000	23,635,780
Wolters Kluwer NV (Netherlands)	40,441	1,611,882
WPP PLC (United Kingdom)	444,957	10,356,572

		138,888,384

Metals & Mining — 0.7%
AngloGold Ashanti Ltd. (South Africa)*	3,844	53,212
BHP Billiton Ltd. (Australia)	12,101	156,366
BlueScope Steel Ltd. (Australia)	864,739	4,089,542
Boliden AB (Sweden)	25,891	413,005
China Steel Corp. (Taiwan)	192,000	133,525
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	188,865	284,322
Evolution Mining Ltd. (Australia)	3,265,645	3,757,123
Ferrexpo PLC (United Kingdom)	335,111	133,561
Fortescue Metals Group Ltd. (Australia)	142,921	278,034
G-Resources Group Ltd. (Hong Kong)	5,808,000	114,956
Handy & Harman Ltd.*	6,700	183,245
Hitachi Metals Ltd. (Japan)	123,700	1,275,634
Hyundai Steel Co. (South Korea)	5,343	259,615
JFE Holdings, Inc. (Japan)	33,600	451,255
Kaiser Aluminum Corp.	1,700	143,718
KGHM Polska Miedz SA (Poland)	1,322	26,909
MMC Norilsk Nickel PJSC (Russia), ADR	2,959	38,201
Nippon Steel & Sumitomo Metal Corp. (Japan)	68,400	1,311,342
Northern Star Resources Ltd. (Australia)	1,365,442	3,561,693
OZ Minerals Ltd. (Australia)	1,856,259	7,107,755
POSCO (South Korea)	207	39,487

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Regis Resources Ltd. (Australia)	482,499	$894,507
Reliance Steel & Aluminum Co	182,138	12,602,128
Severstal PAO (Russia), GDR,RegS	1,999	21,149
Sibanye Gold Ltd. (South Africa)	7,099	27,273
St Barbara Ltd. (Australia)*	85,175	129,800
Steel Dynamics, Inc.	704,600	15,860,546
Tata Steel Ltd. (India), GDR, RegS	2,931	13,072
Tokyo Steel Manufacturing Co. Ltd. (Japan)	661,400	3,933,637
Vale SA (Brazil)	13,401	56,911
Vedanta Ltd. (India), ADR	35,900	197,450
Worthington Industries, Inc.	323,900	11,543,796
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	56,000	17,236

		69,110,005

Multiline Retail — 0.3%
Debenhams PLC (United Kingdom)	115,355	124,464
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	9,700	114,606
Lotte Shopping Co. Ltd. (South Korea)	957	210,181
Macy’s, Inc.	103,500	4,563,315
Shinsegae Co. Ltd. (South Korea)	67	11,903
Target Corp.	291,100	23,951,708

		28,976,177

Multi-Utilities — 0.5%
ACEA SpA (Italy)	49,218	753,707
Avista Corp.	71,700	2,923,926
E.ON SE (Germany)	186,566	1,783,942
MDU Resources Group, Inc.	807,693	15,717,706
National Grid PLC (United Kingdom)	336,886	4,766,707
Public Service Enterprise Group, Inc.	66,100	3,115,954
Sempra Energy	123,700	12,870,985
Vectren Corp.	203,700	10,299,072

		52,231,999

Oil, Gas & Consumable Fuels — 2.7%
Adams Resources & Energy, Inc.	4,400	175,912
Alon USA Energy, Inc.	29,400	303,408
Avance Gas Holding Ltd. (Norway)	15,175	105,511
BP PLC (United Kingdom)	652,436	3,264,364
BW LPG Ltd. (Norway)	327,946	1,989,256
Caltex Australia Ltd. (Australia)	23,786	620,366
Chevron Corp.	55,300	5,275,620
ConocoPhillips	49,100	1,977,257
Delek US Holdings, Inc.	36,300	553,212
Euronav NV (Belgium)	282,690	2,888,395
Exxon Mobil Corp.	515,900	43,124,081
Frontline Ltd. (Norway)	512,148	4,323,742
Galp Energia SGPS SA (Portugal)	533,909	6,704,241
Gazprom PAO (Russia), ADR	66,573	287,129
Hollyfrontier Corp.	404,200	14,276,344
Kinder Morgan, Inc.	1,175,200	20,989,072
Lukoil PJSC (Russia), ADR	5,776	221,885
Marathon Petroleum Corp.	489,200	18,188,456
MOL Hungarian Oil & Gas PLC (Hungary)	3,361	202,028
Neste OYJ (Finland)(a)	190,226	6,251,242
New Zealand Refining Co. Ltd. (The) (New Zealand)	59,419	127,237
NovaTek OAO (Russia), GDR, RegS	1,187	106,652
OMV AG (Austria)	13,938	391,356

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.(a)	170,500	$5,091,130
PBF Energy, Inc. (Class A Stock)	77,800	2,582,960
Petroleo Brasileiro SA (Brazil)*	9,800	28,890
Petronas Dagangan Bhd (Malaysia)	25,700	158,752
Phillips 66	293,700	25,431,483
Polski Koncern Naftowy Orlen SA (Poland)	6,555	129,666
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	170,969	243,383
Qatar Gas Transport Co. Ltd. (Qatar)	2,539	16,596
Reliance Industries Ltd. (India), GDR, 144A	13,758	421,683
Renewable Energy Group, Inc.*	50,800	479,552
Rosneft OAO (Russia), GDR, RegS	10,709	48,640
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	356,735	8,613,686
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	359,172	8,740,342
Saras SpA (Italy)*(a)	1,535,312	2,462,296
Sasol Ltd. (South Africa)	2,240	66,471
Scorpio Tankers, Inc. (Monaco)	61,200	356,796
SK Innovation Co. Ltd. (South Korea)	616	92,840
SM Energy Co.(a)	483,100	9,053,294
S-Oil Corp. (South Korea)	404	34,642
Statoil ASA (Norway)	9,217	143,954
Surgutneftegas OAO (Russia), ADR	20,433	119,124
Tatneft PAO (Russia), ADR	3,301	105,104
Tesoro Corp.	188,800	16,238,688
Thai Oil PCL (Thailand)	16,100	31,692
Total SA (France)	205,466	9,348,999
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	8,660	243,915
Ultrapar Participacoes SA (Brazil)	400	7,745
Valero Energy Corp.	362,200	23,231,508
Western Refining, Inc.(a)	840,200	24,441,418
World Fuel Services Corp.(a)	168,600	8,190,588
Z Energy Ltd. (New Zealand)	458,282	2,137,183

		280,639,786

Paper & Forest Products — 0.3%
Altri SGPS SA (Portugal)	577,244	2,513,700
Boise Cascade Co.*	64,300	1,332,296
Clearwater Paper Corp.*	24,100	1,169,091
Domtar Corp.	156,800	6,350,400
Fibria Celulose SA (Brazil)	2,300	19,382
KapStone Paper and Packaging Corp.	415,200	5,750,520
Mondi Ltd. (South Africa)	820	15,779
Nine Dragons Paper Holdings Ltd. (Hong Kong)	16,000	12,122
Sappi Ltd. (South Africa)*	4,877	21,575
Stora Enso OYJ (Finland) (Class R Stock)	48,817	436,162
UPM-Kymmene OYJ (Finland)	460,857	8,332,126

		25,953,153

Personal Products — 0.2%
Asaleo Care Ltd. (Australia)	93,643	130,439
Edgewell Personal Care Co	118,400	9,534,752
Hypermarcas SA (Brazil)*	3,400	26,495
Kao Corp. (Japan)	45,400	2,420,817
LG Household & Health Care Ltd. (South Korea)	29	23,979
Medifast, Inc.	21,400	646,066
Pola Orbis Holdings, Inc. (Japan)	1,700	140,815

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever NV (United Kingdom), CVA	130,709	$5,876,526
Unilever PLC (United Kingdom)	107,125	4,830,545
USANA Health Sciences, Inc.*	9,600	1,165,632

		24,796,066

Pharmaceuticals — 2.8%
Astellas Pharma, Inc. (Japan)	632,600	8,406,943
AstraZeneca PLC (United Kingdom)	54,063	3,018,426
Bayer AG (Germany)	62,853	7,365,150
Bristol-Myers Squibb Co.	504,100	32,201,908
Catalent, Inc.*	326,400	8,705,088
Daiichi Sankyo Co. Ltd. (Japan)(a)	388,600	8,625,032
Dr Reddy’s Laboratories Ltd. (India), ADR(a)	5,500	248,545
Galenica AG (Switzerland)	305	457,708
GlaxoSmithKline PLC (United Kingdom)	815,254	16,503,343
Hanmi Pharm Co. Ltd. (South Korea)	50	30,556
Heska Corp.*	5,500	156,750
Jazz Pharmaceuticals PLC*	176,300	23,015,965
Johnson & Johnson	408,400	44,188,880
Kaken Pharmaceutical Co. Ltd. (Japan)	3,000	181,346
Mallinckrodt PLC*	377,400	23,127,072
Merck & Co., Inc.	437,500	23,148,125
Mitsubishi Tanabe Pharma Corp. (Japan)	20,200	350,988
Novartis AG (Switzerland)	223,541	16,173,624
Novo Nordisk A/S (Denmark) (Class B Stock)	145,226	7,864,509
Pfizer, Inc.	673,300	19,956,612
Prestige Brands Holdings, Inc.*	56,200	3,000,518
Recordati SpA (Italy)	159,995	4,002,086
Richter Gedeon Nyrt (Hungary)	1,162	23,148
Roche Holding AG (Switzerland)	46,095	11,318,179
Sanofi (France)	174,051	13,993,002
SciClone Pharmaceuticals, Inc.*	23,300	256,300
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	75,500	208,060
Shire PLC (Ireland)	163,313	9,314,489
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	131,700	1,439,481
Teva Pharmaceutical Industries Ltd. (Israel)	116,629	6,272,761

		293,554,594

Professional Services — 0.3%
Heidrick & Struggles International, Inc.	6,700	158,790
Intertek Group PLC (United Kingdom)	14,775	670,853
Kforce, Inc.	54,400	1,065,152
ManpowerGroup, Inc.	151,791	12,358,823
Mistras Group, Inc.*	43,200	1,070,064
On Assignment, Inc.*	47,800	1,764,776
Randstad Holding NV (Netherlands)	12,992	718,611
Resources Connection, Inc.	24,900	387,444
Robert Half International, Inc.	316,300	14,733,254
SGS SA (Switzerland)	470	992,440

		33,920,207

Real Estate Investment Trusts (REITs) — 3.2%
AG Mortgage Investment Trust, Inc., REIT	40,800	533,256
AIMS AMP Capital Industrial REIT (Singapore), REIT	267,600	265,049
Alexandria Real Estate Equities, Inc., REIT	46,000	4,180,940
American Assets Trust, Inc., REIT	45,333	1,809,693
American Campus Communities, Inc., REIT	241,100	11,353,399

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Annaly Capital Management, Inc., REIT(a)	205,000	$2,103,300
Ares Commercial Real Estate Corp., REIT	170,400	1,865,880
Ascendas Real Estate Investment Trust (Singapore), REIT	3,085,300	5,472,063
Ashford Hospitality Trust, Inc., REIT	321,300	2,049,894
British Land Co. PLC (The) (United
Kingdom), REIT	85,911	862,366
BWP Trust (Australia), REIT	64,788	169,636
CapitaLand Retail China Trust (Singapore), REIT	101,600	109,140
CBL & Associates Properties, Inc., REIT	1,252,900	14,909,510
Champion REIT (Hong Kong), REIT	3,454,000	1,759,266
Chatham Lodging Trust, REIT	53,200	1,140,076
Chesapeake Lodging Trust, REIT	85,600	2,264,976
Chimera Investment Corp., REIT	561,600	7,632,144
Colony Capital, Inc. (Class A Stock), REIT	159,200	2,669,784
Corporate Office Properties Trust, REIT	121,200	3,180,288
Corrections Corp. of America, REIT(a)	221,500	7,099,075
Cousins Properties, Inc., REIT	114,000	1,183,320
Derwent London PLC (United Kingdom), REIT	9,534	430,838
Dexus Property Group (Australia), REIT	525,965	3,193,983
Douglas Emmett, Inc., REIT	306,500	9,228,715
Duke Realty Corp., REIT	158,000	3,561,320
First Industrial Realty Trust, Inc., REIT	50,300	1,143,822
First Potomac Realty Trust, REIT	15,800	143,148
Forest City Realty Trust, Inc. (Class A Stock), REIT	67,000	1,413,030
Fortress Income Fund Ltd. (South Africa)	6,640	16,120
Franklin Street Properties Corp., REIT	606,054	6,430,233
Geo Group, Inc. (The), REIT	264,997	9,187,446
Goodman Group (Australia), REIT	1,630,801	8,340,327
GPT Group (The) (Australia), REIT	1,474,652	5,645,357
Growthpoint Properties Australia Ltd. (Australia), REIT	220,477	530,300
Hammerson PLC (United Kingdom), REIT	59,816	496,220
Hansteen Holdings PLC (United Kingdom), REIT	82,342	125,832
HCP, Inc., REIT(a)	466,400	15,195,312
Hospitality Properties Trust, REIT	469,046	12,457,862
Hyprop Investments Ltd. (South Africa), UTS	2,241	17,807
InfraREIT, Inc., REIT	72,600	1,237,830
Invesco Mortgage Capital, Inc., REIT	224,327	2,732,303
Investa Office Fund (Australia), REIT	46,452	149,036
iStar, Inc., REIT*	39,500	381,570
Ladder Capital Corp., REIT	81,959	1,020,390
Lamar Advertising Co. (Class A Stock), REIT	8,500	522,750
Land Securities Group PLC (United Kingdom), REIT	60,023	946,412
Lexington Realty Trust, REIT(a)	926,900	7,971,340
Liberty Property Trust, REIT	334,001	11,175,673
Link REIT (The) (Hong Kong), REIT	1,077,000	6,398,081
Londonmetric Property PLC (United
Kingdom), REIT	44,762	101,728
Mack-Cali Realty Corp., REIT	253,000	5,945,500
Mapletree Greater China Commercial Trust (Singapore), REIT	175,300	124,239
Mapletree Industrial Trust (Singapore), REIT	524,300	620,296
Mercialys SA (France), REIT	5,871	136,157

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc., REIT	109,400	$11,181,774
New York Mortgage Trust, Inc., REIT(a)	123,100	583,494
Nomura Real Estate Master Fund, Inc. (Japan), REIT	318	473,376
Omega Healthcare Investors, Inc., REIT	228,900	8,080,170
Outfront Media, Inc., REIT	42,100	888,310
Parkway Properties, Inc., REIT	29,300	458,838
PennyMac Mortgage Investment Trust, REIT	46,900	639,716
Post Properties, Inc., REIT	69,700	4,163,878
ProLogis, Inc., REIT	370,400	16,364,272
Prosperity REIT (Hong Kong), REIT	303,000	112,876
RAIT Financial Trust, REIT	47,500	149,150
Rayonier, Inc., REIT	125,600	3,099,808
Redefine Properties Ltd. (South Africa), REIT	42,279	34,192
Redwood Trust, Inc., REIT(a)	17,300	226,284
Resilient REIT Ltd. (South Africa)	28,191	258,707
Resource Capital Corp., REIT(a)	44,900	505,125
RLJ Lodging Trust, REIT(a)	127,200	2,910,336
Ryman Hospitality Properties, Inc., REIT	149,700	7,706,556
Safestore Holdings PLC (United Kingdom), REIT	286,150	1,379,612
Scentre Group (Australia), REIT	481,832	1,640,157
Senior Housing Properties Trust, REIT	595,900	10,660,651
Shopping Centres Australasia Property
Group (Australia), REIT	82,082	143,933
Simon Property Group, Inc., REIT	73,700	15,306,753
Starwood Property Trust, Inc., REIT(a)	923,800	17,487,534
Summit Hotel Properties, Inc., REIT	299,600	3,586,212
Sunlight Real Estate Investment Trust (Hong Kong), REIT	654,000	336,638
Sunstone Hotel Investors, Inc., REIT	36,991	517,874
Suntec Real Estate Investment Trust (Singapore), REIT	216,800	269,423
Taubman Centers, Inc., REIT	180,400	12,849,892
Two Harbors Investment Corp., REIT	67,800	538,332
Urban Edge Properties, REIT	243,000	6,279,120
Vicinity Centres (Australia), REIT	265,611	649,162
Weingarten Realty Investors, REIT	286,100	10,734,472
Workspace Group PLC (United Kingdom), REIT	54,935	617,070
Xenia Hotels & Resorts, Inc., REIT(a)	303,600	4,742,232

		335,209,961

Real Estate Management & Development — 0.7%
Aldar Properties PJSC (United Arab Emirates)	353,077	264,211
Altisource Portfolio Solutions SA*	43,800	1,057,770
Castellum AB (Sweden)	43,203	685,849
CBRE Group, Inc. (Class A Stock)*	531,187	15,308,809
China Resources Land Ltd. (China)	24,000	61,574
China Vanke Co. Ltd. (China) (Class H Stock)	92,500	226,989
Daiwa House Industry Co. Ltd. (Japan)	243,100	6,833,133
Deutsche Wohnen AG (Germany)	25,781	800,103
Evergrande Real Estate Group Ltd. (China) .	311,000	240,121
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	154,000	220,669
Hemfosa Fastigheter AB (Sweden)	85,608	938,872

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hufvudstaden AB (Sweden) (Class A Stock)	8,623	$136,383
Hysan Development Co. Ltd. (Hong Kong)	60,000	255,701
Jones Lang LaSalle, Inc.	207,589	24,354,342
Kerry Properties Ltd. (Hong Kong)	640,000	1,757,191
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (Hong Kong)	329,000	116,795
Marcus & Millichap, Inc.*	61,900	1,571,641
New Europe Property Investments PLC (Romania)	2,097	26,677
Realogy Holdings Corp.*	118,900	4,293,479
UNITE Group PLC (The) (United Kingdom)	19,865	181,255
Wallenstam AB (Sweden) (Class B Stock)	15,629	134,860
Wharf Holdings Ltd. (The) (Hong Kong)	1,468,000	8,040,936
Wheelock & Co. Ltd. (Hong Kong)	840,000	3,753,493

		71,260,853

Road & Rail — 0.1%
ArcBest Corp.	23,800	513,842
Central Japan Railway Co. (Japan)	15,900	2,811,938
East Japan Railway Co. (Japan)	25,800	2,225,496
Go-Ahead Group PLC (United Kingdom)	3,594	136,025
Hankyu Hanshin Holdings, Inc. (Japan)	93,000	593,081
National Express Group PLC (United Kingdom)	37,137	183,017
Northgate PLC (United Kingdom)	24,344	140,948
Roadrunner Transportation Systems, Inc.*	74,700	930,762
Seino Holdings Co. Ltd. (Japan)	12,000	129,098
Werner Enterprises, Inc.(a)	81,700	2,218,972
West Japan Railway Co. (Japan)	11,300	697,743

		10,580,922

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc.*	76,500	2,661,435
Broadcom Ltd. (Singapore)	115,200	17,798,400
Brooks Automation, Inc.	23,800	247,520
Entegris, Inc.*	20,600	280,572
Inotera Memories, Inc. (Taiwan)*	22,000	19,910
Integrated Device Technology, Inc.*(a)	571,600	11,683,504
Intel Corp.	1,348,100	43,611,035
Intersil Corp. (Class A Stock)	331,200	4,428,144
Novatek Microelectronics Corp. (Taiwan)	5,000	20,127
NVE Corp.	1,800	101,754
NXP Semiconductors NV (Netherlands)*	100,200	8,123,214
ON Semiconductor Corp.*	210,100	2,014,859
Photronics, Inc.*	29,000	301,890
Powertech Technology, Inc. (Taiwan)	98,000	222,097
QUALCOMM, Inc.	561,200	28,699,768
SCREEN Holdings Co. Ltd. (Japan)	259,000	2,045,284
Semiconductor Manufacturing International Corp. (China)*	248,000	22,028
Semtech Corp.*	77,200	1,697,628
Silicon Laboratories, Inc.*	12,600	566,496
Siliconware Precision Industries Co. Ltd. (Taiwan)	133,000	214,809
Synaptics, Inc.*	97,900	7,806,546
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	235,000	1,172,141
Teradyne, Inc.	640,700	13,832,713
Tessera Technologies, Inc.	164,300	5,093,300
Texas Instruments, Inc.	182,000	10,450,440

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	90,900	$5,920,264
Tower Semiconductor Ltd. (Israel)*	9,238	113,415
Ulvac, Inc. (Japan)	10,400	339,900
United Microelectronics Corp. (Taiwan)	114,000	46,839
Vanguard International Semiconductor Corp. (Taiwan)	136,000	212,471

		169,748,503

Software — 2.3%
A10 Networks, Inc.*	36,700	217,264
Activision Blizzard, Inc.(a)	545,100	18,446,184
Adobe Systems, Inc.*	103,000	9,661,400
ANSYS, Inc.*	62,000	5,546,520
Aspen Technology, Inc.*(a)	82,800	2,991,564
AVG Technologies NV*	105,700	2,193,275
Blackbaud, Inc.	25,000	1,572,250
Cadence Design Systems, Inc.*	256,400	6,045,912
CDK Global, Inc.	165,000	7,680,750
Check Point Software Technologies Ltd. (Israel)*(a)	79,100	6,918,877
Citrix Systems, Inc.*	38,600	3,033,188
COLOPL, Inc. (Japan)	6,300	134,778
Fortinet, Inc.*	72,700	2,226,801
Globant SA*(a)	56,200	1,734,332
Konami Holdings Corp. (Japan)(a)	254,300	7,515,623
Manhattan Associates, Inc.*	299,200	17,015,504
Mentor Graphics Corp.	116,300	2,364,379
Micro Focus International PLC (United Kingdom)	10,088	227,142
Microsoft Corp.(a)	1,205,300	66,568,719
Oracle Corp.	814,500	33,321,195
Pegasystems, Inc.	93,200	2,365,416
Progress Software Corp.*(a)	43,200	1,041,984
PTC, Inc.*	226,200	7,500,792
Sapiens International Corp. NV (Israel)*	25,900	310,282
Silver Spring Networks, Inc.*	27,600	407,100
Software AG (Germany)	4,643	181,343
Symantec Corp.	418,200	7,686,516
Synopsys, Inc.*	350,845	16,994,932
Take-Two Interactive Software, Inc.*(a)	84,500	3,183,115
Verint Systems, Inc.*	74,400	2,483,472

		237,570,609

Specialty Retail — 1.2%
Aaron’s, Inc.	72,500	1,819,750
Adastria Co. Ltd. (Japan)	8,600	260,941
American Eagle Outfitters, Inc.(a)	890,700	14,847,969
Asbury Automotive Group, Inc.*	8,300	496,672
Barnes & Noble Education, Inc.*	33,100	324,380
Bilia AB (Sweden) (Class A Stock)	42,503	951,333
Cato Corp. (The) (Class A Stock)	57,300	2,208,915
Clas Ohlson AB (Sweden)	6,804	129,858
Dick’s Sporting Goods, Inc.	255,100	11,925,925
Dixons Carphone PLC (United Kingdom)	89,222	545,268
DSW, Inc. (Class A Stock)(a)	214,000	5,914,960
FF Group (Greece)	12,684	248,739
Francesca’s Holdings Corp.*	107,200	2,053,952
GNC Holdings, Inc. (Class A Stock)	522,800	16,598,900
Group 1 Automotive, Inc.	9,500	557,555
Home Depot, Inc. (The)	149,100	19,894,413

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Howden Joinery Group PLC (United Kingdom)	1,027,797	$7,054,517
Industria de Diseno Textil SA (Spain)	283,475	9,501,993
JB Hi-Fi Ltd. (Australia)	7,191	129,851
Jumbo SA (Greece)*	13,122	177,272
Lookers PLC (United Kingdom)	399,786	908,731
Lowe’s Cos., Inc.	63,000	4,772,250
Murphy USA, Inc.*	232,600	14,293,270
Sonic Automotive, Inc. (Class A Stock)	71,500	1,321,320
Staples, Inc	816,200	9,002,686
Tilly’s, Inc. (Class A Stock)*	52,410	350,623

		126,292,043

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,099,900	119,878,101
Casetek Holdings Ltd. (Taiwan)	36,000	195,555
Compal Electronics, Inc. (Taiwan)	40,000	25,099
FUJIFILM Holdings Corp. (Japan)	41,700	1,648,289
Hewlett Packard Enterprise Co	745,900	13,224,807
HP, Inc.(a)	745,900	9,189,488
Inventec Corp. (Taiwan)	308,000	195,040
Lexmark International, Inc. (Class A Stock)	199,900	6,682,657
Lite-On Technology Corp. (Taiwan)	20,000	24,398
NCR Corp.*	438,800	13,133,284
Pegatron Corp. (Taiwan)	109,000	253,752
Ricoh Co. Ltd. (Japan)	789,500	8,035,639
Samsung Electronics Co. Ltd. (South Korea)	875	1,004,156
Seiko Epson Corp. (Japan)	25,200	405,290
Super Micro Computer, Inc.*	14,100	480,528

		174,376,083

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG (Germany)	79,488	9,281,107
Carter’s, Inc.	142,300	14,995,574
Christian Dior SE (France)	4,964	898,859
LVMH Moet Hennessy Louis Vuitton SE (France)	27,912	4,769,515
Michael Kors Holdings Ltd.*	305,500	17,401,280
Oxford Industries, Inc.	19,800	1,331,154
Ralph Lauren Corp.	93,200	8,971,432
Skechers U.S.A., Inc. (Class A Stock)*	178,100	5,423,145
Swatch Group AG (The) (Switzerland)	4,249	285,910
Unifi, Inc.*	35,800	820,178
Wolverine World Wide, Inc.	152,700	2,812,734

		66,990,888

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	201,845	6,525,826
Essent Group Ltd.*	103,100	2,144,480
EverBank Financial Corp.	75,900	1,145,331
Flagstar Bancorp, Inc.*	77,900	1,671,734
PennyMac Financial Services, Inc. (Class A Stock)*	20,700	243,432
Radian Group, Inc.	169,300	2,099,320
Walker & Dunlop, Inc.*	48,100	1,167,387
Washington Federal, Inc.	34,400	779,160

		15,776,670

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.7%
Altria Group, Inc.(a)	597,100	$37,414,286
British American Tobacco Malaysia Bhd (Malaysia)	900	12,466
British American Tobacco PLC (United Kingdom)	299,214	17,496,767
Gudang Garam Tbk PT (Indonesia)	4,700	23,136
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	3,500	25,959
Imperial Brands PLC (United Kingdom)	223,722	12,386,834
Japan Tobacco, Inc. (Japan)	11,200	466,174
KT&G Corp. (South Korea)	3,589	345,585
Reynolds American, Inc.	159,900	8,044,569

		76,215,776

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	6,400	248,064
AKR Corporindo Tbk PT (Indonesia)	372,100	194,914
Applied Industrial Technologies, Inc.	21,200	920,080
HD Supply Holdings, Inc.*	173,000	5,721,110
Mitsubishi Corp. (Japan)	110,100	1,863,054
MRC Global, Inc.*	34,100	448,074
SIG PLC (United Kingdom)	58,616	122,729
Watsco, Inc.	61,000	8,219,140
Wolseley PLC (Switzerland)	23,024	1,299,679

		19,036,844

Transportation Infrastructure — 0.1%
Aena SA (Spain)*	6,070	782,660
Airports of Thailand PCL (Thailand)	21,500	245,679
ASTM SpA (Italy)	53,167	613,663
Auckland International Airport Ltd. (New Zealand)	1,208,071	5,367,917
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	11,440	172,251
Hutchison Port Holdings Trust (Singapore), UTS	1,059,900	529,950
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	2,335	30,949
SATS Ltd. (Singapore)	60,600	177,526
Sydney Airport (Australia)	80,207	410,862
Wesco Aircraft Holdings, Inc.*	150,800	2,170,012
Westports Holdings Bhd (Malaysia)	10,500	11,107
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	14,000	15,023

		10,527,599

Water Utilities
American States Water Co.	49,600	1,952,256
SJW Corp.	24,500	890,575

		2,842,831

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock)	307,300	239,051
China Mobile Ltd. (China)	56,500	625,736
Globe Telecom, Inc. (Philippines)	4,535	218,603
KDDI Corp. (Japan)	435,600	11,622,148
MegaFon PJSC (Russia), GDR, RegS	899	9,889
NTT DoCoMo, Inc. (Japan)	416,200	9,460,817
Shenandoah Telecommunications Co.	62,900	1,682,575
Sistema JSFC (Russia), GDR	2,854	18,437
SoftBank Group Corp. (Japan)	86,400	4,132,516
Telephone & Data Systems, Inc.	271,100	8,157,399

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Turkcell Iletisim Hizmet A/S (Turkey)	40,814	$171,494
Vodacom Group Ltd. (South Africa)	3,668	39,842
Vodafone Group PLC (United Kingdom)	2,407,456	7,650,047

		44,028,554

TOTAL COMMON STOCKS
(cost $6,246,393,597)		6,419,443,206

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF(a)	446,002	25,480,094
iShares MSCI EAFE Small-Cap ETF(a)	250,000	12,450,000
iShares MSCI Emerging Markets ETF	13,000	445,250
iShares MSCI India ETF	7,200	195,264

TOTAL EXCHANGE TRADED FUNDS
(cost $38,298,471)		38,570,608

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,917	392,543
Volkswagen AG (Germany) (PRFC)	74,047	9,398,606

		9,791,149

Banks
Banco Bradesco SA (Brazil) (PRFC)	52,300	392,143
Grupo Aval Acciones y Valores (Colombia) (PRFC)	583,227	226,448
Itau Unibanco Holding SA (Brazil) (PRFC)	5,600	48,452
Itausa - Investimentos Itau SA (Brazil) (PRFC)	152,370	343,247

		1,010,290

Chemicals
Braskem SA (Brazil) (PRFC A)	37,200	240,437

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	7,200	16,099
Cia Paranaense de Energia (Brazil) (PRFC B)	1,000	7,912

		24,011

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC)	3,500	12,362

Personal Products
Amorepacific Corp. (South Korea) (PRFC)	55	10,616

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	193,636

TOTAL PREFERRED STOCKS
(cost $11,153,018)		11,282,501

	Units
RIGHTS*
Diversified Financial Services
Fubon Financial Holding Co. Ltd. (Taiwan), expiring 04/13/16(g) (cost $0)	8,750	—

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.9%
Collateralized Loan Obligations — 2.0%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.072%(c)	07/15/26	3,250	$3,167,067
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.804%(c)	04/20/25	11,750	11,586,462
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
2.164%(c)	07/20/26	3,200	3,177,467
Series 2015-AA, Class A1, 144A
2.029%(c)	01/15/28	16,000	15,851,859
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,637,699
Series 2014-3A, Class A1, 144A
2.121%(c)	04/28/26	4,600	4,571,498
Series 2014-3A, Class A2A, 144A
2.871%(c)	04/28/26	1,200	1,175,233
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.722%(c)	04/15/25	2,400	2,367,682
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
2.076%(c)	08/28/25	1,500	1,490,796
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
2.172%(c)	10/15/26	3,250	3,218,409
Series 2015-4A, Class A, 144A
2.170%(c)	04/18/27	3,750	3,693,137
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.118%(c)	02/15/26	1,000	990,833
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
2.162%(c)	10/15/26	1,750	1,738,213
Series 2014-6A, Class B, 144A
3.022%(c)	10/15/26	500	492,830
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
1.740%(c)	07/16/25	3,290	3,244,312
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.724%(c)	04/20/25	1,500	1,479,660
Series 2013-IA, Class B, 144A
2.224%(c)	04/20/25	5,000	4,775,900
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.021%(c)	10/22/25	2,900	2,858,721
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.120%(c)	04/17/26	2,800	2,749,012
Series 2014-5A, Class A2A, 144A
2.770%(c)	04/17/26	1,000	970,482
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	489,611
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.223%(c)	01/20/28	21,250	20,886,997

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.822%(c)	07/15/24	5,650	$5,568,556
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	5,001,363
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
2.224%(c)	10/20/26	2,250	2,230,493
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
2.081%(c)	07/27/26	2,750	2,722,122
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.130%(c)	10/18/26	500	494,290
Series 2015-1A, Class A, 144A
2.171%(c)	04/22/27	3,000	2,956,635
Cathedral Lake CLO (Cayman Islands),
Series 2015-3A, Class B, 144A
2.866%(c)	01/15/26	11,000	11,042,700
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
2.072%(c)	07/15/26	3,750	3,625,866
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
2.092%(c)	10/15/26	3,250	3,188,940
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.280%	01/25/27	1,250	1,244,011
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.124%(c)	07/20/27	5,500	5,371,846
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.208%(c)	05/15/26	5,300	5,256,939
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	497,658
Series 2014-2A, Class A, 144A
2.172%(c)	07/15/26	2,500	2,447,785
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
2.039%(c)	07/25/26	4,300	4,272,166
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
2.102%(c)	04/15/26	3,200	3,178,301
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A
2.070%(c)	01/18/27	750	741,231
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
3.032%(c)	10/15/26	500	476,926
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.918%(c)	08/13/25	3,000	2,950,503
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.771%(c)	07/22/25	2,200	2,171,332
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.141%(c)	07/22/27	3,500	3,472,239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
2.124%(c)	07/20/27	5,500	$5,412,531
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.142%(c)	04/15/26	5,150	5,118,263
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.179%(c)	10/25/26	3,250	3,209,895
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.100%(c)	07/17/26	1,600	1,590,514
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,080,534
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.120%(c)	05/07/26	4,500	4,445,557
Sierra Timeshare Receivables Funding LLC,
Series 2015-3A, Class A, 144A
2.580%	09/20/32	3,013	3,011,229
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.072%(c)	10/15/26	2,500	2,418,765
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.144%(c)	07/20/27	5,000	4,951,601
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.984%(c)	10/20/26	2,000	1,960,315
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,913,976
Series 2014-3A, Class A, 144A
2.241%(c)	01/22/27	2,750	2,732,981
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.742%(c)	07/15/25	5,500	5,423,479
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.124%(c)	04/20/26	2,800	2,746,679
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	488,942

			211,031,043

Non-Residential Mortgage-Backed Securities — 1.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,757,330
Series 2015-2A, Class A, 144A
2.630%	12/20/21	6,100	6,063,205
Series 2016-1A, Class A, 144A
2.990%	06/20/22	6,400	6,399,619
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.150%(c)	07/18/27	500	493,289
Bosphorus CLO II DAC (Ireland),
Series 2A, Class A, 144A^
1.430%(c)	10/15/25	EUR 9,000	10,230,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Chase Issuance Trust,
Series 2007-C1, Class C1
0.896%(c)	04/15/19	5,600	$5,576,814
Credit-Based Asset Servicing and Securitization LLC,
Series 2004-CB5, Class M1
1.348%(c)	01/25/34	3,320	3,064,251
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,237,960
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,232,467
Hertz Vehicle Financing LLC,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	7,000	7,007,602
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A
2.670%	09/25/21	2,900	2,897,095
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	9,400	9,411,132
Madison Park Funding VIII Ltd (Cayman Islands),
Series 2012-8A, Class BR, 144A
2.821%(c)	04/22/22	10,200	10,184,515
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.899%(c)	10/23/25	8,250	8,169,831
Mill Creek CLO Ltd,
Series 2016-1A, Class A, 144A^
2.340%(c)	04/20/28	6,500	6,467,500
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,900	5,819,951
Series 2016-1A, Class A, 144A
3.660%	02/18/29	7,700	7,589,401
Series 2016-2A, Class A, 144A
4.100%	03/20/28	2,000	2,012,660
Park Place Securities, Inc.,
Series 2005-WHQ2, Class M2
1.123%(c)	05/25/35	6,528	6,130,945
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1
0.893%(c)	09/25/35	7,140	6,185,665
Series 2005-5, Class AF4
4.419%(c)	11/25/35	2,250	2,125,411
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.029%(c)	07/25/26	6,500	6,412,341
Sierra Timeshare 2016-1 Receivables Funding LLC,
Series 2016-1A, Class A, 144A
3.080%	03/21/33	8,500	8,555,626
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	14,360	14,209,942
Voya CLO Ltd (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.769%(c)	04/25/25	9,500	9,350,432

			160,585,864

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.513%(c)	10/25/34	3,314	$3,042,477
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1
1.453%(c)	04/25/34	5,196	4,825,161
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3
4.933%(c)	01/25/33	2,812	2,562,378
Series 2005-R6, Class M1
1.033%(c)	08/25/35	2,084	2,059,837
Argent Securities, Inc.,
Series 2003-W5, Class AV2
1.193%(c)	10/25/33	958	806,824
Series 2003-W7, Class A2
1.213%(c)	03/25/34	1,975	1,822,375
Series 2003-W7, Class M1
1.468%(c)	03/25/34	1,189	1,158,469
Series 2003-W10, Class M1
1.513%(c)	01/25/34	1,488	1,362,890
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.961%(c)	01/15/33	437	442,364
Series 2004-HE7, Class M1
1.408%(c)	10/25/34	7,014	6,565,443
Series 2005-HE1, Class M1
1.183%(c)	03/25/35	5,826	5,578,939
Bayview Opportunity Master Fund liib NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%(c)	07/28/35	2,516	2,508,060
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.751%(c)	03/25/44	1,561	1,566,568
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1
1.783%(c)	08/25/33	4,503	4,262,557
Series 2003-HE4, Class M1
1.408%(c)	03/25/34	1,338	1,271,585
Chase Funding Trust,
Series 2003-1, Class 2A2
1.093%(c)	11/25/32	675	634,836
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 144A
1.883%(c)	10/25/37	7,709	7,218,592
GSAMP Trust,
Series 2004-HE2, Class M1
1.408%(c)	09/25/34	6,072	5,548,908
Home Equity Asset Trust,
Series 2002-1, Class M1
1.753%(c)	11/25/32	1,740	1,619,060
Series 2002-5, Class M1
2.133%(c)	05/25/33	3,410	3,218,351
Series 2003-8, Class M1
1.513%(c)	04/25/34	1,134	1,025,248
Series 2004-2, Class M1
1.228%(c)	07/25/34	5,864	5,448,075
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
2.083%(c)	09/25/34	3,340	3,275,183

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
1.153%(c)	07/25/34	325	$312,434
Series 2004-HE2, Class A1A
1.233%(c)	08/25/35	811	763,822
Series 2005-WMC1, Class M1
1.183%(c)	09/25/35	1,611	1,513,575
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.453%(c)	10/25/33	1,460	1,351,705
Series 2003-NC7, Class M1
1.483%(c)	06/25/33	1,204	1,124,143
Series 2004-HE8, Class M1
1.393%(c)	09/25/34	5,000	4,540,264
Series 2004-NC3, Class M1
1.228%(c)	03/25/34	2,816	2,660,090
Series 2005-HE2, Class M1
1.033%(c)	01/25/35	2,000	1,869,221
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
1.138%(c)	08/25/35	3,000	2,893,931
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.273%(c)	02/25/33	1,815	1,673,475
Series 2003-4, Class A2
1.073%(c)	07/25/33	1,209	1,117,830
Series 2003-6, Class A2
1.093%(c)	11/25/33	2,012	1,840,708
RAMP Trust,
Series 2005-EFC2, Class M3
1.168%(c)	07/25/35	6,698	6,656,168
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1
1.633%(c)	01/25/34	2,362	2,256,593
Series 2004-BC1, Class M1
1.198%(c)	02/25/35	1,336	1,212,749
Series 2004-BC4, Class A2C
1.413%(c)	10/25/35	8,010	7,693,888
Structured Asset Securities Corp.,
Series 2003-BC3, Class M1
1.558%(c)	04/25/33	3,697	3,515,678
VOLT XXVII LLC,
Series 2014-NPL7, Class A1, 144A
3.375%(c)	08/25/57	13,672	13,462,292
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%(c)	10/25/57	5,441	5,359,301
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	3,495	3,443,769
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%(c)	02/25/55	1,177	1,154,096
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45	3,650	3,618,005

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4
1.023%(c)	11/25/35	1,052	$952,013

			138,809,930

TOTAL ASSET-BACKED SECURITIES (cost $513,753,612)			510,426,837

BANK LOANS(c) — 0.5%
Aerospace & Defense
Transdigm, Inc.,
Term Loan TL
3.500%	05/16/22	2,080	2,039,449

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,142	1,141,028

Biotechnology
RPI Finance Trust,
Term Loan B4
3.500%	11/09/20	1,287	1,288,576

Capital Markets
Financiere Lilas IV, Private Placement (France),
Facility B2
3.750%	10/30/20	1,205	1,366,962

Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	164	162,546
Macdermid, Inc.,
Term Loan
5.500%	06/07/20	1,846	1,778,530

			1,941,076

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	903	893,917
TransUnion LLC,
Term Loan B2
3.500%	04/09/21	1,803	1,783,370

			2,677,287

Consumer Products
Bombardier Recreation Products,
Term Loan
3.750%	01/30/19	1,250	1,231,250

Food & Staples Retailing
Supervalu, Inc.,
Term Loan
4.500%	03/21/19	1,483	1,449,267

Health Care Equipment & Supplies
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	435	432,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Term Loan
2.886%	01/25/19	868	$832,237
Term Loan G
3.750%	12/31/19	431	423,175
Term Loan H
4.000%(c)	01/27/21	794	779,645
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21	3,442	3,405,963
Select Medical Corp.,
Series E, Tranche Term Loan B
6.000%	06/01/18	210	208,483

			5,649,503

Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	06/06/19	965	963,931

Healthcare
Select Medical Corp.,
Term Loan
6.000%	03/03/21	2,290	2,264,237

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan
3.250%	02/24/21	987	983,703

Marine
Scandlines GmbH (France),
Facility B
4.500%	12/03/20	1,256	1,429,609

Media
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	281	258,392
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	663	657,383
Univision Communications, Inc.,
Replacement First Lien Term Loan
4.000%	03/01/20	750	741,915

			1,657,690

Pharmaceuticals — 0.1%
Capsugel Holdings U.S. Inc.,
Term Loan^
4.000%	07/31/21	1,500	1,496,250
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,497	1,449,788
Valeant Pharmaceuticals International, Inc.,
Term Loan
4.000%	04/01/22	990	932,766

			3,878,804

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Retail — 0.1%
Euro Garages (United Kingdom),
Term Loan
5.500%	01/30/23	1,900	$2,702,941
Rite Aid Corp.,
Term Loan
4.875%	06/21/21	1,750	1,751,094
Staples, Inc.,
Term Loan
4.750%	02/02/22	2,145	2,138,488

			6,592,523

Semiconductors & Semiconductor Equipment — 0.1%
Avago Tech Cayman Finance Ltd.,
Term Loan
4.250%	02/01/23	5,190	5,160,448

Supermarkets
Albertsons Hldgs LLC,
Term Loan
5.500%	08/25/21	3,192	3,191,940

Technology — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.750%	02/25/22	2,000	2,278,294
Nxp Bv,
Term Loan
3.750%	12/07/20	1,746	1,749,170
Solera Holdings, Inc.,
Term Loan
5.750%	03/03/23	2,200	2,193,715
Western Digital Corp.,
Term Loan
4.500%	04/30/23^	1,650	1,830,600
6.250%	04/30/23	1,540	1,520,270

			9,572,049

TOTAL BANK LOANS (cost $55,519,885)			54,911,685

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class AM
5.543%(c)	06/10/49	11,000	11,318,841
Series 2007-5, Class A1A
5.361%	02/10/51	1,338	1,387,251
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%(c)	12/11/49	4,750	4,829,860
Series 2007-CD4, Class A4
5.322%	12/11/49	5,771	5,883,142
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.705%(c)	12/10/49	8,000	8,246,966
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	4,085,111
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,412,651

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	5,116	$5,167,818
Series 2007-C2, Class AMFX
5.526%(c)	04/15/47	6,675	6,875,363
Commercial Mortgage Trust,
Series 2006-C8, Class AM
5.347%	12/10/46	11,425	11,593,806
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,401,611
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,280,642
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,239,988
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,672,185
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,884,970
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,126,581
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,883,599
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,110,872
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,343,107
Series 2015-LC23, Class A3
3.521%	10/10/53	20,000	21,097,090
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,245,098
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,323,526
Series 2015-C4, Class A3
3.544%	11/15/48	12,000	12,601,596
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.940%(c)	11/25/25	9,500	9,919,168
Series 2015-M8, Class AB2
2.829%	01/25/25	5,145	5,364,634
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.642%(c)	06/25/20	13,495	683,001
Series K025, Class X1, IO
0.891%(c)	10/25/22	13,196	611,181
Series K029, Class A2
3.320%(c)	02/25/23	3,900	4,224,923
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,197,645
Series K050, Class A2
3.334%(c)	08/25/25	4,000	4,316,940
Series K052, Class X1, IO
0.679%(c)	11/25/25	111,515	5,589,934
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	8,086,806
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,539,567

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	$21,023,592
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,094,501
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,571,138
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,122,106
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,359,325
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,906,000
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,832,887
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class AM
6.007%(c)	02/15/51	10,821	11,286,988
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	681,810
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,855,265
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,275	4,355,339
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	7,147,585
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	28,887,270
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	7,002,861
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	3,888	3,881,760
Series 2006-C28, Class A1A
5.559%	10/15/48	1,882	1,899,366
Series 2007-C32, Class A1A
5.703%(c)	06/15/49	1,456	1,505,645
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,500,827
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,038,103
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,556,424
Series 2015-NXS3, Class A3
3.354%	09/15/57	2,500	2,596,820
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	17,505,566
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,898,404

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $395,325,140)			402,055,055

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 9.3%
Advertising
Outfront Media Capital LLC / Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	400	$416,500

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	432,558
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	2,220	2,302,551
3.550%	01/15/26	2,540	2,690,525
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	1,300	1,295,125
6.500%	07/15/24	1,300	1,289,860

			8,010,619

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,200	1,320,856
10.200%	02/06/39	349	639,316
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	3,820	3,830,979

			5,791,151

Airlines — 0.1%
Continental Airlines Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22	1,344	1,484,733
Delta Air Lines Pass Through Trust,
Pass-Through Certificates
6.821%	08/10/22	832	956,412
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20	2,440	2,487,856
United Airlines Pass Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,840	1,853,800
US Airways Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	2,578	2,650,352

			9,433,153

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	6,680	6,701,870
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17	4,500	4,600,404
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26(a)	360	381,286
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	6,070	6,360,692
6.250%	10/02/43	2,005	2,141,424

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	8,690	$8,856,092
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.850%	01/15/21(h)	10,420	10,726,046
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19(a)	1,430	1,467,537

			41,235,351

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24(a)	400	378,000
Lear Corp.,
Gtd. Notes
5.250%	01/15/25	1,770	1,834,163
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21	2,000	1,855,000

			4,067,163

Banks — 2.3%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18	2,000	2,195,796
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18	5,000	5,007,190
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	1,630	1,540,350
6.300%(c)	12/29/49	1,700	1,751,000
Sr. Unsec’d. Notes, BKNT
2.050%	12/07/18	8,000	8,072,752
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,000	4,033,608
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24(a)	1,380	1,447,563
5.000%	01/21/44	695	767,038
5.875%	02/07/42	945	1,145,244
Sub. Notes
3.950%	04/21/25	13,015	12,949,352
6.110%	01/29/37	3,080	3,541,618
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	3,575	3,508,219
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20(a)	6,015	6,144,190
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	1,210	1,245,050
4.750%	07/15/21	2,500	2,739,545
Sub. Notes
4.200%	10/29/25	4,385	4,439,843

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17	1,600	$1,628,000
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	2,500	2,456,250
5.950%(c)	12/29/49	9,605	9,191,985
5.950%(c)	12/29/49	8,500	8,181,250
Sr. Unsec’d. Notes
2.050%	12/07/18	8,050	8,083,738
3.300%	04/27/25	1,370	1,373,441
3.700%	01/12/26	1,100	1,128,840
3.875%	10/25/23	925	968,659
4.950%	11/07/43	700	754,177
5.875%	01/30/42	1,150	1,383,888
Sub. Notes
4.450%	09/29/27	2,570	2,586,047
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT
2.300%	12/03/18	7,390	7,431,761
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18	4,295	4,276,360
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20	1,230	1,213,816
3.800%	09/15/22	800	796,220
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.700%	05/30/24	1,995	1,969,358
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23	2,675	2,796,108
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	2,765	2,674,861
Sr. Unsec’d. Notes
3.625%	01/22/23	1,000	1,031,425
3.750%	02/25/26(a)	660	676,879
6.000%	06/15/20	1,600	1,824,146
6.250%	02/01/41	5,600	6,962,687
Sub. Notes
4.250%	10/21/25	12,000	12,201,444
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18(a)	1,825	1,839,905
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25	6,000	8,280,750
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
1.000%	04/07/16	500	500,003
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49(a)	5,000	4,775,000
5.150%(c)	12/29/49	3,500	3,360,700
5.300%(c)	12/29/49(a)	2,935	2,942,337
7.900%(c)	04/29/49(a)	1,650	1,650,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.900%	07/15/25(a)	4,000	$4,240,576
6.400%	05/15/38	6,400	8,500,877
Sub. Notes
4.250%	10/01/27	2,580	2,683,535
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17	4,000	4,246,640
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	750	756,124
Gtd. Notes, MTN, 144A
5.800%	01/13/20	2,500	2,819,840
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49(a)	1,175	1,110,375
Sr. Unsec’d. Notes
3.750%	02/25/23	2,360	2,459,037
6.375%	07/24/42(a)	3,700	4,850,763
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	3,225	3,680,512
Sub. Notes, MTN
4.100%	05/22/23	11,000	11,343,684
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18	1,512	1,549,688
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	685	721,906
Sub. Notes, BKNT
4.200%	11/01/25	2,005	2,222,831
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49(a)	1,975	1,999,885
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,695	1,722,620
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18(a)	1,715	1,726,890
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,774,344
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18	2,320	2,327,842
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	3,100	3,141,658
Sub. Notes, GMTN
4.900%	11/17/45(a)	4,195	4,502,670
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	5,815	7,166,418

			242,017,108

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,810	6,278,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
4.900%	02/01/46	1,550	$1,732,221
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,500	1,533,750
4.750%	11/15/24	1,100	1,146,750

			10,691,611

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45(a)	6,275	6,404,729
5.750%	03/15/40	1,670	1,966,827

			8,371,556

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A (original cost $2,254,875; purchased 10/27/14-02/11/15)(f)(g)
5.375%	11/15/24	2,220	2,253,300
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19	1,930	2,033,255
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24	3,000	2,834,700
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	503,737

			7,624,992

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	975	848,578
5.375%	03/15/44	825	758,893
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	2,715	2,716,531
8.550%	05/15/19	9,800	11,657,178
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	4,750	4,735,978
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	485	498,645
5.625%	11/15/43	1,590	1,660,555

			22,876,358

Commercial Services — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	1,200	1,201,380
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $4,481,514; purchased 11/02/15)(f)(g)
3.800%	11/01/25	4,490	4,658,505
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37	1,780	2,270,354

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	2,000	$2,028,980
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24	2,095	2,215,463
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	350	348,177
7.625%	04/15/22	2,200	2,343,000
8.250%	02/01/21	394	411,730

			15,477,589

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	4,225	4,426,376
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	4,690	4,720,621
2.850%	10/05/18	880	894,777

			10,041,774

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22(a)	845	861,900
American Express Co.,
Jr. Sub. Notes
5.200%(c)	05/29/49	810	766,463
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	3,169	3,175,271
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26	2,280	2,381,027
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	1,555	1,513,541
GE Capital International Funding Co.,
Gtd. Notes, 144A
4.418%	11/15/35	5,088	5,527,568
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	489	480,446
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19(a)	400	386,000
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	3,205	3,208,205
7.250%	12/15/21	1,140	1,134,300
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25	515	550,721
3.550%	01/15/24	1,545	1,695,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19	5,470	$5,481,684

			27,162,261

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24(a)	2,500	2,443,750
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,312,626
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	6,600	6,560,301
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	2,600	3,218,870
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	5,535	5,365,518
5.500%	02/01/24	2,000	1,920,000
5.750%	01/15/25(a)	5,590	5,366,400
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,493,083
6.150%	09/15/17	2,300	2,458,399
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	700	798,809
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	1,500	1,559,070
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	12,500	12,437,500
7.375%	11/01/22	5,875	5,434,375
7.625%	11/01/24(a)	1,400	1,270,500
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	510,717
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	2,000	2,125,000
7.875%	05/15/21	1,961	1,953,646
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46	1,445	1,534,979
6.050%	03/01/34	3,100	3,952,925
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,652,359
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	6,325	6,371,388

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Westar Energy, Inc.,
First Mortgage
3.250%	12/01/25	4,450	$4,665,514

			76,405,729

Electronics — 0.1%
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	5,400	5,575,500

Engineering & Construction
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29	315	131,513

Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	330	341,550
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	2,000	2,016,900
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	2,100	2,184,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	1,700	1,802,000

			6,344,450

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20	1,000	1,032,500

Foods — 0.1%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	2,105	2,136,575
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A (original cost $1,380,000; purchased 05/20/15)(f)(g)
5.750%	06/15/25	1,380	1,207,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,881,040; purchased 06/19/12-12/09/15)(f)(g)
7.250%	06/01/21	1,920	1,912,320
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,955,125; purchased 01/08/15-01/20/15)(f)(g)
8.250%	02/01/20	1,850	1,896,250
Kraft Foods Group, Inc.,
Gtd. Notes
6.500%	02/09/40	2,070	2,582,756

			9,735,401

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46	4,780	4,810,989

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,200	$1,099,560
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	85	85,092
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16	2,500	2,519,528

			3,704,180

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	7,360	7,473,602

Healthcare-Products — 0.1%
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	4,275	4,562,883
4.375%	03/15/35	1,805	1,954,142

			6,517,025

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	350	355,250
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,318	1,339,704
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	1,245	1,233,140
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	925	936,535
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,800	1,624,500
8.000%	11/15/19(a)	3,500	3,408,125
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42	2,180	2,396,688
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	2,500	2,525,000
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	2,435	2,483,700
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	6,000	6,292,500
8.000%	10/01/18	1,350	1,512,000
Sr. Sec’d. Notes
4.250%	10/15/19	780	803,887
4.750%	05/01/23	1,000	1,017,500
5.250%	04/15/25	2,800	2,884,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	1,950	1,966,555

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40	1,126	$1,200,117
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17	2,000	2,011,958
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	2,600	2,769,000
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	5,500	5,266,250
8.125%	04/01/22	1,700	1,748,875
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	2,790	2,806,999

			46,582,283

Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18	1,750	1,946,875
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22	3,075	2,952,000
8.500%	11/15/20	400	410,434

			5,309,309

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,595	1,668,440

Insurance — 0.3%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43	190	208,461
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36	3,700	4,293,535
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	2,915	3,057,051
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	1,245	1,356,815
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Jr. Sub. Notes, 144A
5.100%(c)	10/29/49	340	367,200
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	2,000	2,333,986
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	3,900	4,551,581
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	5,000	6,099,015
MetLife, Inc.,
Sr. Unsec’d. Notes
4.875%	11/13/43	775	825,814
6.750%	06/01/16	5,500	5,552,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,420	$2,974,558
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,375	1,473,380

			33,094,141

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	1,275	1,357,875
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20(a)	900	922,500
8.625%	02/01/19	2,200	2,502,500
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17	2,130	2,150,171

			6,933,046

Machinery-Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	1,750	1,688,750

Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	1,750	2,060,070
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	4,525	4,646,609
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	1,511	1,514,777
5.000%	04/01/24	3,850	3,864,437
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	1,150	1,216,125
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	650	663,000
5.250%	09/30/22	15,000	15,450,000
5.750%	01/15/24(a)	2,000	2,082,500
Gtd. Notes, 144A
5.125%	05/01/23	925	941,187
5.375%	05/01/25	560	569,800
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35	1,090	1,203,315
6.484%	10/23/45	1,310	1,457,671
6.834%	10/23/55	345	372,312
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	4,400	6,220,900
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	3,000	3,171,165

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		1,060	$1,123,600
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	650,498
Gtd. Notes, RegS
6.375%	07/28/17		900	939,474
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,677,603
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		3,870	3,972,354
3.875%	01/15/26		1,550	1,625,494
4.050%	12/15/23		7,530	8,119,810
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,650	1,915,090
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A (original cost $5,000,000; purchased 5/16/13)(f)(g)
5.125%	05/15/23		5,000	4,975,000
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		2,700	2,855,250
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		1,400	1,166,154
5.850%	09/01/43		650	625,002
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,966,500
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	3,850	4,281,477

				82,327,174

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,337,757
Gtd. Notes, 144A
6.750%(c)	10/19/75(a)		2,725	2,725,000
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16(a)		5,375	5,356,069
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,232,024
5.875%	04/23/45(a)		800	709,190

				11,360,040

Miscellaneous Manufacturing
Amsted Industries, Inc.,
Gtd. Notes, 144A (original cost $1,002,500; purchased 06/22/15)(f)(g)
5.000%	03/15/22		1,000	992,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32(a)	1,475	$2,006,589

			2,999,089

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	2,275	2,343,250

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36	3,000	1,114,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18(a)	2,250	2,099,900
5.000%	06/15/45(a)	615	459,016
5.600%	07/15/41	285	223,212
5.850%	12/15/25(a)	1,235	1,192,069
7.950%	04/15/32	1,900	1,932,292
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	700	686,404
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	605	476,256
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,135	1,051,677
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
9.250%	04/23/19	2,000	2,267,500
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25(a)	4,395	4,423,132
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	3,500	3,704,613
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19	500	545,120
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	9,940	9,928,330
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	2,550	2,163,680
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	825	769,261
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A (original cost $1,834,989; purchased 11/18/13-1/21/14)(f)(g)
5.375%	01/26/19	1,810	307,700
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18	3,090	3,314,025

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	$836,890
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,161,000
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18(a)		6,000	6,076,470
3.250%	05/11/25		2,000	2,018,872
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		605	540,195

				47,292,114

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		6,440	6,648,849

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		2,250	2,216,250
4.375%	12/15/23	EUR	650	790,487
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A (original cost $2,980,920; purchased 08/07/14)(f)(g)
9.125%	08/15/21		3,000	2,677,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23(a)		670	698,056
6.375%	08/15/25(a)		495	520,369
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,879,778

				8,782,440

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		1,310	1,354,704
3.600%	05/14/25		1,505	1,579,824
4.500%	05/14/35		2,530	2,628,693
4.700%	05/14/45		4,190	4,455,529
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,100	1,144,817
4.550%	03/15/35		1,380	1,421,828
4.750%	03/15/45		480	504,818
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	3,219,528
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	1,065,016
Mylan NV,
Gtd. Notes, 144A
3.000%	12/15/18		2,580	2,615,405

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45(a)(h)	6,060	$6,485,594
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	1,500	1,222,500
6.125%	04/15/25(a)	410	315,700
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	2,500	3,212,065

			31,226,021

Pipelines — 0.1%
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	1,610	1,558,427
4.900%	03/15/35	340	269,195
5.150%	03/15/45	855	664,641
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	1,055	818,636
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	2,810	2,756,141
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	6,600	6,696,129
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	700	546,000
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	2,400	2,255,827

			15,564,996

Real Estate Investment Trusts (REITs) — 0.1%
Duke Realty LP,
Gtd. Notes
6.500%	01/15/18	4,392	4,721,901
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22	4,487	4,428,476
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	5,425	5,541,171

			14,691,548

Retail — 0.2%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18	7,460	7,511,526
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	6,435	6,944,169
4.875%	07/20/35	865	964,448
5.125%	07/20/45	1,090	1,262,353
5.300%	12/05/43	310	366,006

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	3,600	$4,684,406
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	2,200	2,396,724
8.500%	06/15/19	750	877,575

			25,007,207

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	5,000	5,175,000
6.000%	01/15/22	1,800	1,908,000
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	1,330	1,339,975

			8,422,975

Software — 0.3%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	4,000	2,880,000
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.850%	10/15/18	2,100	2,134,228
3.625%	10/15/20	2,810	2,904,205
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	4,275	4,317,750
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	607	638,261
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	6,275	6,960,017
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25(a)	7,100	7,273,091
4.300%	07/08/34	1,295	1,361,971

			28,469,523

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25(a)	3,690	3,835,135
4.500%	05/15/35	555	547,284
4.750%	05/15/46(a)	4,890	4,769,985
4.800%	06/15/44	2,530	2,463,003
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(c)	12/15/30	735	1,148,860
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16	806	870,480
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25(a)	1,170	1,180,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21(a)	675	$680,063
5.500%	06/15/24	3,000	3,030,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	2,800	3,010,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	1,300	1,332,500
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP 850	1,338,956
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17	1,900	1,900,000
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25	1,145	1,152,955
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19	1,445	1,473,900
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,740	1,742,960
4.672%	03/15/55	1,873	1,798,080
4.862%	08/21/46(a)	4,560	4,808,616
5.012%	08/21/54	8,670	8,697,995

			45,781,741

Transportation
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45	2,020	2,137,825

Trucking & Leasing — 0.1
Penske Truck Leasing Co. LP / PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $5,464,911; purchased 11/04/15)(f)(g)
3.300%	04/01/21	5,490	5,470,450

TOTAL CORPORATE BONDS (cost $955,001,034)			968,749,286

FOREIGN GOVERNMENT BONDS — 1.2%
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17	2,000	2,014,697
Brazilian Government International Bond (Brazil),
Unsec’d. Notes
11.000%	06/26/17	EUR 2,100	2,661,411
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	300	312,750
5.625%	02/26/44	1,170	1,164,150
7.375%	09/18/37	1,000	1,182,500
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, RegS
1.000%	01/22/18	6,250	6,243,975
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
3.250%	11/10/25	1,825	1,922,959

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		1,000	$1,378,706
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	1,019,298
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN(g)
3.800%	08/08/17	JPY	390,000	3,118,558
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY	300,000	2,685,046
4.125%	02/19/18		1,480	1,532,877
6.375%	03/29/21		9,308	10,574,446
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,680	1,905,727
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21	EUR	1,005	1,177,328
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21		2,500	2,691,760
Israel Government AID Bond,
Gov’t. Gtd. Notes
1.963%(s)	05/01/22		3,700	3,289,182
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
5.250%	09/20/16		1,000	1,017,840
Sr. Unsec’d. Notes, RegS
3.450%	03/24/17	JPY	20,000	182,914
3.700%	11/14/16	JPY	100,000	906,926
Japan Bank for International Cooperation Bond (Japan),
Gov’t. Gtd. Notes
1.750%	07/31/18		1,500	1,510,859
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.375%	02/13/25		3,000	2,958,284
2.500%	09/12/18		3,000	3,070,956
Sr. Unsec’d. Notes, EMTN
1.500%	09/12/17		21,300	21,331,162
Kingdom of Belgium (Belgium),
Sr. Unsec’d. Notes, EMTN, RegS
1.500%	06/22/18		3,000	3,024,180
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		1,250	1,290,625
6.050%	01/11/40		250	293,125
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,400	4,389,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20		985	1,085,963
6.700%	01/26/36		1,200	1,530,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR	800	911,960
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		1,000	1,520,487
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, 144A
5.125%	10/15/24		3,750	3,773,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, RegS
5.125%	10/15/24	1,750	$1,760,780
Republic of Iceland (Iceland),
Unsec’d. Notes, RegS
4.875%	06/16/16	7,000	7,033,019
Republic of Italy (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23	3,000	3,773,022
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes, RegS
5.250%	02/22/17	1,500	1,551,450
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	1,308	1,441,016
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24	800	896,000
5.500%	10/26/22	2,900	3,280,091
5.850%	05/10/23	3,200	3,689,440
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18	3,000	2,995,779
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24	895	970,717
7.000%	06/05/20	2,000	2,263,680

TOTAL FOREIGN GOVERNMENT BONDS (cost $124,156,110)			123,327,745

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	1,330	1,883,759
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39	1,850	2,330,390
University of California,
Revenue Bonds
3.931%	05/15/45	340	345,930
4.131%	05/15/45	360	368,543
4.767%	05/15/2115	850	863,770

			5,792,392

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,316,372

District of Columbia
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	595,567
5.522%	10/01/44	1,340	1,671,355

			2,266,922

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.511%	12/01/45	1,815	2,267,697

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Pennsylvania (cont’d.)
6.105%	12/01/39		1,035	$1,366,086

				3,633,783

TOTAL MUNICIPAL BONDS (cost $12,607,861)				13,009,469

NON-CORPORATE FOREIGN AGENCIES — 0.3%
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24		2,655	2,778,375
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		1,095	1,059,916
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		910	935,025
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	06/15/21		2,400	2,411,086
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16		1,300	1,324,050
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		2,000	2,249,144
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18		2,800	3,052,700
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17		1,000	1,027,717
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		1,500	1,565,839
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16		3,300	3,407,250
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22		413	416,508
2.830%	02/15/24		3,200	3,331,136
Gtd. Notes
5.500%	01/21/21		1,750	1,815,625
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	1,689,600
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20		3,050	3,077,374

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $29,737,640)				30,141,345

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Aire Valley Mortgages PLC (United Kingdom),
Series 2004-1X, Class 3A1, RegS
0.988%(c)	09/20/66	GBP	2,693	3,777,816
Series 2007-1A, Class 2A1, 144A
0.863%(c)	09/20/66		3,209	3,092,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Alternative Loan Trust,
Series 2005-9CB, Class 1A5
0.933%(c)	05/25/35	6,604	$5,273,567
Series 2005-10CB, Class 1A1
0.933%(c)	05/25/35	9,740	7,732,109
Series 2005-69, Class A1
1.350%(c)	12/25/35	4,482	3,834,763
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.623%(c)	03/27/36	4,301	3,999,621
Series 2015-R9, Class 1A1, 144A
1.042%(c)	12/25/46	17,236	15,728,212
Series 2015-R9, Class 2A1, 144A^
0.638%(c)	02/25/37	13,771	12,402,531
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(c)	01/01/30	2,981	2,977,134
Series 2015-R6, Class 1A1, 144A
0.591%(c)	08/25/36	4,852	4,473,956
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
1.933%(c)	02/25/25	985	985,633
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3(x)
3.733%(c)	10/25/27	3,250	3,083,253
Series 2015-DNA3, Class M2(x)
3.286%(c)	04/25/28	4,500	4,530,331
GSMSC Resecuritization Trust,
Series 2015-3R, Class 2A1, 144A
0.576%(c)	10/25/36	6,161	5,791,396
Series 2015-3R, Class 2A2, 144A
0.576%(c)	10/25/36	1,600	1,139,575
Series 2015-4R, Class A1, 144A
0.567%(c)	03/26/37	1,943	1,834,665
Series 2015-4R, Class A2, 144A
0.567%(c)	03/26/37	400	305,516
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A
0.972%(c)	03/19/35	3,882	3,354,463
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.439%(c)	12/01/21	4,286	4,222,043
Series 2015-1, Class A, 144A
2.439%(c)	01/01/20	5,782	5,673,139
Series 2015-2, Class A, 144A
2.439%(c)	01/01/20	6,229	6,136,441
Series 2015-3, Class A, 144A
2.439%(c)	03/01/20	4,242	4,144,175
Series 2015-4, Class A1, 144A^
2.439%(c)	04/01/20	1,624	1,575,558
Series 2015-5, Class A1, 144A
2.439%(c)	04/01/20	2,308	2,253,126
Series 2015-6, Class A, 144A^(g)
2.439%(c)	05/01/20	10,042	9,815,580
Series 2015-7, Class A, 144A
2.439%(c)	07/01/20	2,726	2,682,097
Series 2015-8, Class A1, 144A
2.439%(c)	08/01/20	5,164	5,060,307

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-9, Class A1, 144A
2.439%(c)	10/01/20		2,813	$2,757,127
Series 2015-9, Class A2, 144A(g)
3.939%(c)	10/01/20		7,000	6,684,300
Series 2015-10, Class A2, 144A^
3.939%(c)	11/01/20		4,000	3,850,000
Series 2016-1, Class A1, 144A^
2.439%(c)	01/01/21		5,403	5,240,524
Series 2016-2, Class A, 144A^
2.436%(c)	03/01/21		5,655	5,460,468
WaMu Mortgage Pass-Through Trust Certificates,
Series 2004-AR8, Class A1
0.858%(c)	06/25/44		2,759	2,452,697
Washington Mutual Mortgage Pass-Through Trust Certificates,
Series 2005-4, Class CB1
0.883%(c)	06/25/35		3,262	2,406,803
Series 2006-AR1, Class A1A
0.683%(c)	02/25/36		2,872	2,029,916

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $158,309,187)				156,761,644

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,365	1,405,577
3.000%	06/01/29		2,017	2,115,857
3.500%	01/01/27-12/01/45		5,694	5,977,492
4.000%	09/01/40-12/01/40		7,732	8,273,030
4.500%	02/01/41-12/01/44		2,331	2,535,971
Federal National Mortgage Assoc.
1.625%	04/27/18		5,000	5,003,935
2.500%	04/01/28-01/01/29		2,725	2,809,606
2.500%	TBA		33,000	33,876,563
3.000%	08/01/43-04/01/45		6,314	6,485,328
3.000%	TBA		3,000	3,071,015
3.000%	TBA	(t)	12,000	12,309,374
3.500%	01/01/42-12/01/45		16,883	17,739,693
3.500%	TBA		81,000	84,926,605
4.000%	09/01/40-12/01/43		3,556	3,809,150
4.000%	TBA		46,000	49,148,124
4.500%	08/01/44		819	891,733
4.500%	TBA		4,000	4,352,500
5.000%	02/01/25-03/01/44		1,945	2,149,557
5.000%	TBA		1,000	1,106,250
Government National Mortgage Assoc.
3.000%	TBA		7,000	7,251,152
3.500%	05/20/43-04/20/45		13,966	14,783,930
3.500%	TBA		39,500	41,746,563
4.000%	TBA		500	533,613
4.000%	TBA	(t)	1,000	1,068,945
4.500%	10/20/43		5,262	5,653,079
Residual Funding Corp., Principal Strip, Bonds
1.639%(s)	10/15/20		8,800	8,196,575
Tennessee Valley Authority, Sr. Sec’d. Notes
5.350%	06/07/21		1,100	1,867,523
7.125%	05/01/30		4,130	6,078,666

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		3,790	$2,950,056

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $335,301,958)				338,117,462

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bond
3.000%	11/15/45		11,020	11,896,861
U.S. Treasury Notes
1.000%	03/15/18		1,960	1,969,571
1.125%	02/28/21(a	)	7,975	7,942,287
1.250%	03/31/21		550	550,494
1.375%	04/30/20-08/31/20		10,310	10,416,185
1.625%	02/15/26(a	)	13,610	13,412,233
1.750%	02/28/22(hh)(	k)	66,970	68,207,405
2.000%	07/31/22		36,400	37,536,080
2.125%	12/31/22		1,385	1,438,669

TOTAL U.S. TREASURY OBLIGATIONS (cost $150,449,799)				153,369,785

TOTAL LONG-TERM INVESTMENTS (cost $9,026,007,312)				9,220,166,628

			Shares
SHORT-TERM INVESTMENTS — 19.1%
AFFILIATED MUTUAL FUND — 18.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,930,214,679; includes $497,780,676 of cash collateral for securities on loan)(b)(w)			1,930,214,679	1,930,214,679

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)(k) — 0.5%
U.S. Treasury Bills
0.272%	06/16/16		400	399,839
0.273%	06/16/16		500	499,799
0.275%	06/16/16		5,000	4,997,990
0.283%	06/16/16		100	99,960
0.288%	06/16/16		22,900	22,890,794
0.311%	06/16/16		9,900	9,896,020
0.316%	06/16/16		500	499,799
0.329%	06/16/16		13,000	12,994,774
0.335%	06/16/16		2,400	2,399,035

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,665,388)				54,678,010

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Notional Amount (000)#	Value
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	391	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	195	41
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	196	306,568
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	230	296,820
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	176	93,312
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	139	308,947

			1,005,688

Put Options
Euro-Bobl Options,
expiring 04/15/16, Strike Price $99.13		3,200	264,000
Interest Rate Swap Options,
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	176	4,464

			268,464

TOTAL OPTIONS PURCHASED (cost $848,052)			1,274,152

TOTAL SHORT-TERM INVESTMENTS (cost $1,985,728,119)			1,986,166,841

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —107.8% (cost $11,011,735,431)			11,206,333,469

		Notional Amount (000)#	Value
OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	586	—
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	230	(173,524)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	196	(192,190)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	139	(196,235)
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	176	(287,520)

			(849,469)

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	176	(342)
Euro-Bobl Options,
expiring 04/15/16, Strike Price $98.88		3,200	(24,000)

			(24,342)

TOTAL OPTIONS WRITTEN (premiums received $363,551)			(873,811)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.8% (cost $11,011,371,880)			11,205,459,658
Liabilities in excess of other assets(z) — (7.8)%			(806,818,452)

NET ASSETS — 100.0%			$10,398,641,206

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $62,614,572 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $486,424,124; cash collateral of $497,780,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $30,854,158. The aggregate value of $28,752,892 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $13,000,000 is approximately 0.1% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,212	2 Year U.S. Treasury Notes	Jun. 2016	$264,831,730	$265,125,000	$293,270
5,366	5 Year U.S. Treasury Notes	Jun. 2016	647,023,510	650,166,362	3,142,852
2,419	10 Year U.S. Treasury Notes	Jun. 2016	314,651,472	315,414,921	763,449
1,071	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	184,767,818	184,780,969	13,151
25	ASX SPI 200 Index	Jun. 2016	2,439,539	2,427,082	(12,457)
173	CAC40 10 Euro	Apr. 2016	8,764,079	8,629,232	(134,847)
25	DAX Index	Jun. 2016	7,086,128	7,111,890	25,762
96	FTSE 100 Index	Jun. 2016	8,368,253	8,428,576	60,323
3,012	Mini MSCI EAFE Index	Jun. 2016	244,422,139	244,800,300	378,161
189	Russell 2000 Mini Index	Jun. 2016	20,356,245	20,971,440	615,195
6,499	S&P 500 E-Mini	Jun. 2016	652,840,935	666,634,925	13,793,990
70	TOPIX Index	Jun. 2016	8,311,841	8,381,092	69,251

					19,008,100

Short Positions:
533	90 Day Euro Dollar	Mar. 2017	131,937,275	132,090,725	(153,450)
87	90 Day Euro Dollar	Jun. 2017	21,531,750	21,549,900	(18,150)
87	90 Day Euro Dollar	Sep. 2017	21,510,750	21,539,025	(28,275)
87	90 Day Euro Dollar	Dec. 2017	21,487,913	21,524,888	(36,975)
88	20 Year U.S. Treasury Bonds	Jun. 2016	14,335,313	14,470,500	(135,187)

					(372,037)

					$18,636,063

(1)U.S. Treasury Obligations with market values of $12,068,953 and $54,678,010 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/27/16	JPMorgan Chase	EUR	9,000	$10,044,001	$10,249,309	$205,308
Expiring 04/28/16	Bank of America	EUR	3,000	3,282,543	3,416,537	133,994
Japanese Yen,
Expiring 04/03/17	JPMorgan Chase	JPY	395,000	3,513,610	3,559,842	46,232
Expiring 04/06/17	JPMorgan Chase	JPY	2,880,000	25,647,214	25,955,300	308,086
Mexican Peso,
Expiring 04/22/16	JPMorgan Chase	MXN	2,233	119,207	129,009	9,802

				$42,606,575	$43,309,997	703,422

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/28/16	Citigroup Global Markets	GBP	4,853	$6,917,989	$6,971,332	$(53,343)
Expiring 04/28/16	UBS AG	GBP	1,659	2,357,844	2,382,995	(25,151)
Euro,
Expiring 04/28/16	BNP Paribas	EUR	3,226	3,558,432	3,673,944	(115,512)
Expiring 04/28/16	Goldman Sachs & Co.	EUR	1,879	2,076,085	2,140,082	(63,997)
Expiring 04/28/16	JPMorgan Chase	EUR	712	790,100	810,693	(20,593)
Expiring 04/28/16	Morgan Stanley	EUR	6,811	7,401,811	7,756,972	(355,161)
Hungarian Forint,
Expiring 04/22/16	Citigroup Global Markets	HUF	128,843	445,052	466,861	(21,809)
Japanese Yen,
Expiring 04/28/16	Citigroup Global Markets	JPY	64,569	545,947	574,208	(28,261)
Polish Zloty,
Expiring 04/22/16	Citigroup Global Markets	PLN	1,586	384,541	424,980	(40,439)

				$24,477,801	$25,202,067	(724,266)

						$(20,844)

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	47,400	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	$82,481	$—	$82,481	Credit Suisse First Boston Corp.
MXN	45,500	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	50,884	—	50,884	Deutsche Bank AG
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(1)	26,575	(205)	26,780	Hong Kong & Shanghai Bank

					$159,940	$(205)	$160,145

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	5,770	02/23/26	0.324%	1 Day EONIA(2)	$(10,345)	$(29,475)	$(19,130)
MXN	85,700	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	2,947	6,242	3,295
MXN	50,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	—	53,976	53,976
MXN	76,500	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	—	(167,452)	(167,452)
MXN	10,200	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	(146)	2,856	3,002
	170,000	01/26/18	1.124%	3 Month LIBOR(2)	(33,034)	(339,619)	(306,585)
	87,200	02/08/18	0.884%	3 Month LIBOR(2)	—	39,667	39,667
	1,790	02/28/19	1.625%	3 Month LIBOR(2)	—	(36,392)	(36,392)
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	—	(256,246)	(256,246)
	142,970	05/31/20	1.683%	3 Month LIBOR(2)	—	(3,493,593)	(3,493,593)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(703,427)	(703,427)
	11,860	12/31/21	1.850%	3 Month LIBOR(2)	—	(442,360)	(442,360)
	84,750	05/31/22	1.741%	3 Month LIBOR(2)	588,325	(2,616,206)	(3,204,531)
	83,350	05/31/22	2.237%	3 Month LIBOR(2)	(63,587)	(5,200,463)	(5,136,876)
	68,350	08/31/22	2.013%	3 Month LIBOR(2)	(258,806)	(2,960,035)	(2,701,229)
	31,650	08/31/22	1.788%	3 Month LIBOR(2)	—	(919,423)	(919,423)
	120,240	11/30/22	1.982%	3 Month LIBOR(2)	—	(4,808,663)	(4,808,663)
ZAR	57,300	08/26/20	7.855%	3 Month JIBAR(1)	(4,113)	(46,243)	(42,130)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR	23,800	11/14/23	8.190%	3 Month JIBAR(1)	$—	$(29,545)	$(29,545)
ZAR	2,700	01/12/25	7.430%	3 Month JIBAR(1)	—	(13,247)	(13,247)
ZAR	16,300	01/13/25	7.440%	3 Month JIBAR(1)	—	(79,272)	(79,272)
ZAR	6,500	01/13/25	7.430%	3 Month JIBAR(1)	—	(31,894)	(31,894)
ZAR	27,800	01/11/26	9.330%	3 Month JIBAR(1)	(246)	94,662	94,908
ZAR	27,300	01/11/26	9.330%	3 Month JIBAR(1)	(241)	92,959	93,200

					$220,754	$(21,883,193)	$(22,103,947)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Kingdom of Spain	12/20/20	1.000%	8,175	0.888%	$44,053	$(16,581)	$60,634	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	10,650	1.177%	(77,404)	49,411	(126,815)	JPMorgan Chase

					$(33,351)	$32,830	$(66,181)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1):
Ameriquest Home Equity^	05/02/16	1.500%	1,464	$61	$—	$61	Goldman Sachs & Co.
Ameriquest Home Equity^	05/02/16	1.500%	1,298	39	—	39	Goldman Sachs & Co.
Ameriquest Home Equity^	05/02/16	1.500%	845	35	—	35	Goldman Sachs & Co.
Bank of America Prime Mortgage^	05/02/16	1.500%	2,296	80	—	80	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	05/02/16	1.500%	1,335	56	—	56	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	05/02/16	1.500%	639	27	—	27	Goldman Sachs & Co.
Chase Mortgage^	05/02/16	1.500%	1,773	74	—	74	Goldman Sachs & Co.
Chase Mortgage^	05/02/16	1.500%	1,296	54	—	54	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	04/22/16	1.500%	1,450	80	—	80	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	04/22/16	1.500%	1,141	63	—	63	Goldman Sachs & Co.
Comm Mortgage Trust^	04/22/16	1.500%	1,889	105	—	105	Goldman Sachs & Co.
Comm Mortgage Trust^	04/22/16	1.500%	1,224	68	—	68	Goldman Sachs & Co.
Comm Mortgage Trust^	04/22/16	1.500%	1,165	64	—	64	Goldman Sachs & Co.
Comm Mortgage Trust^	04/22/16	1.500%	333	37	—	37	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1) (cont’d.):
Countrywide Home Equity^	05/02/16	1.500%	3,936	$164	$—	$164	Goldman Sachs & Co.
Countrywide Home Equity^	05/02/16	1.500%	1,162	47	—	47	Goldman Sachs & Co.
Equifirst Home Equity^	05/02/16	1.500%	598	25	—	25	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/02/16	1.500%	3,575	4,213	—	4,213	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/02/16	1.500%	1,055	1,238	—	1,238	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/02/16	1.500%	298	352	—	352	Goldman Sachs & Co.
Fremont Home Equity^	05/02/16	1.500%	704	29	—	29	Goldman Sachs & Co.
GMAC Home Equity^	05/02/16	1.500%	1,789	63	—	63	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	3,446	285	—	285	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	951	53	—	53	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	939	105	—	105	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	749	42	—	42	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	689	77	—	77	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	606	68	—	68	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	499	56	—	56	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	416	23	—	23	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/22/16	1.500%	285	16	—	16	Goldman Sachs & Co.
GSAMP Home Equity^	05/02/16	1.500%	540	22	—	22	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	04/22/16	1.500%	594	33	—	33	Goldman Sachs & Co.
Lehman Home Equity^	05/02/16	1.500%	1,322	55	—	55	Goldman Sachs & Co.
LNR CDO Ltd^	04/11/16	1.500%	5,912	1,129	—	1,129	Goldman Sachs & Co.
Long Beach Home Equity^	05/02/16	1.500%	892	34	—	34	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	2,614	145	—	145	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	594	67	—	67	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/22/16	1.500%	285	32	—	32	Goldman Sachs & Co.
Morgan Stanley Home Equity^	05/02/16	1.500%	478	19	—	19	Goldman Sachs & Co.
Morgan Stanley Home Equity^	05/02/16	1.500%	464	19	—	19	Goldman Sachs & Co.
New Century Home Equity^	05/02/16	1.500%	1,065	44	—	44	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1) (cont’d.):
Soundview Home Equity Loan Trust^	05/02/16	1.500%	393	$15	$—	$15	Goldman Sachs & Co.
STACR^	05/02/16	1.500%	486	20	—	20	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	04/22/16	1.500%	2,424	134	—	134	Goldman Sachs & Co.
WMQ Home Equity^	05/02/16	1.500%	2,129	81	—	81	Goldman Sachs & Co.

				$9,548	$—	$9,548

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2016(5)	Unrealized Appreciation
Centrally cleared credit default swaps on credit indices - Buy Protection(2):
CDX.NA.HY.26.V1	06/20/21	38,500	5.000%	$(827,750)	$985,975	$1,813,725
CDX.NA.IG.24.V1	06/20/20	143,000	1.000%	(2,059,697)	(823,097)	1,236,600

				$(2,887,447)	$162,878	$3,050,325

U.S. Treasury Obligations with a market of value of $21,500,050 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts as of March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Currency swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
					3 Month LIBOR
JPY	195,000	3 Month LIBOR		1,655	minus 69.88 bps	JPMorgan Chase	11/26/16	$77,946	$—	$77,946
		3 Month LIBOR
JPY	780,000	minus 67.33 bps		6,607	3 Month LIBOR	JPMorgan Chase	11/28/16	325,076	—	325,076
					3 Month EURIBOR
	8,847	3 Month LIBOR	EUR	7,700	minus 26.95 bps	JPMorgan Chase	02/17/17	89,504	—	89,504
					3 Month LIBOR
	3,431	3 Month LIBOR	JPY	350,000	minus 35.75 bps	Deutsche Bank AG	05/14/17	313,276	—	313,276
		3 Month LIBOR
	2,483	minus 54.24 bps	JPY	300,000	0.155%	JPMorgan Chase	10/26/17	(199,623)	—	(199,623)
					3 Month EURIBOR
	10,044	3 Month LIBOR	EUR	9,000	minus 38.15 bps	JPMorgan Chase	04/27/19	(10,194)	—	(10,194)
					3 Month LIBOR
	3,514	3 Month LIBOR	JPY	395,000	minus 99.25 bps	JPMorgan Chase	04/03/20	3,902	—	3,902
					3 Month LIBOR
	25,647	3 Month LIBOR	JPY	2,880,000	minus 98.63 bps	JPMorgan Chase	04/06/20	57,450	—	57,450
		3 Month LIBOR
	1,637	minus 69.88 bps	JPY	195,000	3 Month LIBOR	JPMorgan Chase	11/26/24	(138,021)	(409)	(137,612)
					3 Month LIBOR
	6,546	3 Month LIBOR	JPY	780,000	minus 67.33 bps	JPMorgan Chase	11/28/24	(568,584)	(2,319)	(566,265)

								$(49,268)	$(2,728)	$(46,540)

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation(1)
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/41	3,465	Pay variable payments based on 1 month LIBOR and receive fixed payments based on IFN Index	$(31,999)	$(7,573)	$(24,426)
Deutsche Bank AG	06/11/16	1,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	7,821	—	7,821
Deutsche Bank AG	06/11/16	3,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	6,067	—	6,067
Deutsche Bank AG	06/11/16	1,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	13,881	—	13,881
Deutsche Bank AG	06/11/16	3,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	(2,470)	—	(2,470)

				$(6,700)	$(7,573)	$873

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,188,038,370	$1,231,391,746	$13,090
Exchange Traded Funds	38,570,608	—	—
Preferred Stocks	1,287,100	9,995,401	—
Rights	—	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	211,031,043	—
Non-Residential Mortgage-Backed Securities	—	143,887,484	16,698,380
Residential Mortgage-Backed Securities	—	138,809,930	—
Bank Loans	—	51,584,835	3,326,850
Commercial Mortgage-Backed Securities	—	402,055,055	—
Corporate Bonds	—	968,749,286	—
Foreign Government Bonds	—	123,327,745	—
Municipal Bonds	—	13,009,469	—
Non-Corporate Foreign Agencies	—	30,141,345	—
Residential Mortgage-Backed Securities	—	114,194,940	42,566,704
U.S. Government Agency Obligations	—	338,117,462	—
Affiliated Mutual Fund	1,930,214,679	—	—
U.S. Treasury Obligations	—	208,047,795	—
Options Purchased	264,000	1,010,152	—
Options Written	(24,000)	(849,811)	—
Other Financial Instruments*
Futures Contracts	18,636,063	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(20,844)	—
OTC Interest Rate Swap Agreements	—	159,940	—
Centrally Cleared Interest Rate Swap Agreements	—	(22,103,947)	—
OTC Credit Default Swap Agreements	—	(33,351)	9,548
Centrally Cleared Credit Default Swap Agreements	—	3,050,325	—
OTC Total Return Swap Agreements	—	(6,700)	—
OTC Currency Swap Agreements	—	(49,268)	—

Total	$7,176,986,820	$3,965,500,032	$62,614,572

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$3,026,522
Equity contracts	14,763,379
Foreign exchange contracts	(20,844)
Interest rate contracts	(17,726,950)

Total	$42,107

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 90.0%
Brazil — 3.9%
AMBEV SA	41,800	$218,088
Banco Bradesco SA	14,000	117,781
Banco do Brasil SA	26,000	141,148
BB Seguridade Participacoes SA	65,400	538,384
BM&FBovespa SA	184,800	786,350
BRF SA	14,600	208,586
CETIP SA - Mercados Organizados	4,900	54,647
Equatorial Energia SA	6,800	77,311
Fibria Celulose SA	5,100	42,977
Hypermarcas SA*	9,000	70,135
JBS SA	194,800	592,692
Klabin SA, UTS	13,700	74,184
Kroton Educacional SA	34,600	110,469
Petroleo Brasileiro SA*	57,000	168,036
Qualicorp SA	5,300	21,963
Sul America SA, UTS	10,900	48,594

		3,271,345

Chile — 0.8%
Cencosud SA	219,173	552,791
Enersis Americas SA	429,437	118,933

		671,724

China — 23.9%
AAC Technologies Holdings, Inc.	12,000	91,752
Agricultural Bank of China Ltd. (Class H Stock)	546,000	196,429
Alibaba Group Holding Ltd., ADR*(a)	17,700	1,398,831
Anhui Conch Cement Co. Ltd. (Class H Stock)	26,500	71,109
Baidu, Inc., ADR*	5,500	1,049,840
Bank of China Ltd. (Class H Stock)	1,750,000	726,541
Bank of Communications Co. Ltd. (Class H Stock)	1,074,000	706,660
BBMG Corp. (Class H Stock)	172,500	133,478
China Cinda Asset Management Co. Ltd. (Class H Stock)	203,000	71,248
China Communications Services Corp. Ltd. (Class H Stock)	66,000	30,137
China Construction Bank Corp. (Class H Stock)	1,830,000	1,171,483
China Everbright Bank Co. Ltd. (Class H Stock)	1,285,000	624,672
China Everbright Ltd.	64,000	134,164
China Galaxy Securities Co. Ltd. (Class H Stock)	554,500	540,056
China Medical System Holdings Ltd	30,000	41,640
China Merchants Bank Co. Ltd. (Class H Stock)	97,500	205,190
China Minsheng Banking Corp. Ltd. (Class H Stock)	522,500	488,117
China Mobile Ltd.	124,500	1,378,834
China Oilfield Services Ltd. (Class H Stock)	38,000	29,773
China Pacific Insurance Group Co. Ltd. (Class H Stock)	32,600	122,428
China Power International Development Ltd.	106,000	54,908
China Railway Construction Corp. Ltd. (Class H Stock)	50,000	59,531
China Railway Group Ltd. (Class H Stock)	91,000	69,133
China Resources Land Ltd.	42,000	107,755

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Resources Power Holdings Co. Ltd.	66,000	$123,383
China State Construction International Holdings Ltd.	44,000	65,621
China Telecom Corp. Ltd. (Class H Stock)	304,000	160,945
China Unicom Hong Kong Ltd.	320,000	421,448
China Vanke Co. Ltd. (Class H Stock)	242,500	595,079
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	18,600	34,777
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	54,000	28,587
CITIC Ltd.	94,000	143,019
CITIC Securities Co. Ltd. (Class H Stock)	307,500	721,408
Dongfeng Motor Group Co. Ltd. (Class H Stock)	66,000	82,539
ENN Energy Holdings Ltd.	18,000	98,931
Evergrande Real Estate Group Ltd.	854,000	659,367
Geely Automobile Holdings Ltd.	120,000	59,518
Great Wall Motor Co. Ltd. (Class H Stock)	75,500	61,310
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	498,000	517,953
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	434,400	622,459
Haitong Securities Co. Ltd. (Class H Stock)	68,000	116,252
Huadian Power International Corp. Ltd. (Class H Stock)	928,000	592,122
Huaneng Power International, Inc. (Class H Stock)	90,000	80,696
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,577,000	883,394
NetEase, Inc., ADR	900	129,222
New Oriental Education & Technology
Group, Inc., ADR	10,300	356,277
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	42,500	203,948
Semiconductor Manufacturing International Corp.*	623,000	55,336
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	40,000	25,510
Shanghai Electric Group Co. Ltd. (Class H Stock)	228,000	104,135
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	172,500	475,368
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	297,100	587,451
Sinopharm Group Co. Ltd. (Class H Stock)	112,400	507,964
Tencent Holdings Ltd.	106,000	2,167,103
Zhejiang Expressway Co. Ltd. (Class H Stock)	30,000	32,193
ZTE Corp. (Class H Stock)^(g)	21,000	37,148

		20,254,172

Colombia — 0.4%
Almacenes Exito SA	65,016	338,026

Czech Republic — 0.1%
CEZ A/S	2,943	51,835

Greece — 1.2%
FF Group	17,192	337,143
Hellenic Telecommunications Organization SA	9,676	87,090
JUMBO SA*	38,155	515,456

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
OPAP SA	7,950	$55,660

		995,349
Hong Kong
Nine Dragons Paper Holdings Ltd.	35,000	26,517
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,886	233,586
OTP Bank PLC	5,298	132,914

		366,500
India — 6.1%
Dr. Reddy’s Laboratories Ltd., ADR(a)	13,300	601,027
ICICI Bank Ltd., ADR	12,200	87,352
Infosys Ltd., ADR	75,000	1,426,500
Reliance Industries Ltd., GDR, 144A	32,728	1,003,113
State Bank of India, GDR, RegS	7,032	206,038
Tata Motors Ltd., ADR*	24,900	723,345
Vedanta Ltd., ADR	74,700	410,850
Wipro Ltd., ADR(a)	55,300	695,674

		5,153,899
Indonesia — 1.6%
Adaro Energy Tbk PT	298,000	14,473
AKR Corporindo Tbk PT	932,200	488,306
Bank Central Asia Tbk PT	442,600	443,741
Bank Rakyat Indonesia Persero Tbk PT	240,600	207,047
Gudang Garam Tbk PT	11,500	56,610
Hanjaya Mandala Sampoerna Tbk PT	8,000	59,334
Indofood Sukses Makmur Tbk PT	103,200	56,224
United Tractors Tbk PT	40,700	46,947

		1,372,682
Malaysia — 2.3%
AirAsia Bhd	35,100	16,466
British American Tobacco Malaysia Bhd	2,600	36,013
Genting Bhd	48,300	121,347
Kuala Lumpur Kepong Bhd	9,100	55,967
Malayan Banking Bhd	104,300	241,060
MISC Bhd	237,900	542,691
Petronas Dagangan Bhd	64,800	400,277
PPB Group Bhd	31,300	133,926
Public Bank Bhd	55,200	265,596
Tenaga Nasional Bhd	33,300	118,967
Westports Holdings Bhd	22,300	23,589

		1,955,899
Mexico — 3.7%
Alfa SAB de CV (Class A Stock)	31,400	63,192
America Movil SAB de CV (Class L Stock)	695,800	541,267
Arca Continental SAB de CV	37,500	260,308
Coca-Cola Femsa SAB de CV (Class L Stock)	3,300	27,426
El Puerto de Liverpool SAB de CV (Class C1 Stock)	4,100	48,442
Gentera SAB de CV	108,900	214,936
Gruma SAB de CV (Class B Stock)	4,300	68,192
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	4,990	75,134
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	44,900	81,421
Grupo Lala SAB de CV	13,400	36,422
Grupo Televisa SAB	3,500	19,241

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	256,000	$618,472
Promotora y Operadora de Infraestructura SAB de CV	29,455	390,411
Wal-Mart de Mexico SAB de CV	274,300	649,347

		3,094,211
Netherlands — 0.5%
Steinhoff International Holdings NV	62,325	408,379
Philippines — 0.9%
Globe Telecom, Inc.	6,990	336,942
JG Summit Holdings, Inc.	237,910	410,116
Metro Pacific Investments Corp.	317,300	40,495

		787,553
Poland — 1.5%
Energa SA.	7,643	26,809
KGHM Polska Miedz SA	20,831	424,006
mBank SA*	320	29,092
Polski Koncern Naftowy Orlen SA	8,672	171,543
Polskie Gornictwo Naftowe i Gazownictwo SA	441,469	628,453

		1,279,903
Qatar — 0.5%
Ooredoo QSC	14,027	358,249
Qatar Gas Transport Co. Ltd.	5,217	34,100

		392,349
Romania — 0.1%
New Europe Property Investments PLC	5,482	69,740
Russia — 3.3%
Alrosa PAO	22,100	22,880
Gazprom PAO	292,620	643,083
Lukoil PJSC	13,179	513,896
Magnit PJSC, GDR, RegS	4,461	178,217
MegaFon PJSC, GDR, RegS	2,756	30,316
MMC Norilsk Nickel PJSC	743	96,149
Mobile Telesystems PJSC, ADR	2,300	18,607
Moscow Exchange MICEX-RTS PJSC	83,140	129,889
NovaTek OAO, GDR, RegS	2,186	196,412
Rosneft OAO	24,760	112,380
Rostelecom PJSC	16,860	24,725
Sberbank of Russia PJSC, ADR	43,396	302,036
Sistema JSFC, GDR, RegS	3,761	24,296
Surgutneftegas-SP, ADR	45,004	262,373
Tatneft PAO	47,050	252,642

		2,807,901
South Africa — 6.6%
AngloGold Ashanti Ltd.*	8,789	121,665
Bidvest Group Ltd. (The)	29,234	737,751
Fortress Income Fund Ltd.	15,183	36,860
Hyprop Investments Ltd., UTS	23,394	185,884
Liberty Holdings Ltd.	57,069	558,833
MTN Group Ltd.	9,318	85,096
Naspers Ltd. (Class N Stock)	8,777	1,223,512
Netcare Ltd.	20,762	50,733
Redefine Properties Ltd.	86,261	69,761
Resilient REIT Ltd.	70,438	646,404
Sappi Ltd.*	12,767	56,480

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Sasol Ltd.	3,407	$101,101
Shoprite Holdings Ltd.	10,101	118,565
Sibanye Gold Ltd.	16,231	62,356
Standard Bank Group Ltd.	86,706	775,840
Telkom SA SOC Ltd.	150,228	584,980
Truworths International Ltd.	9,551	63,444
Vodacom Group Ltd.	7,935	86,191

		5,565,456
South Korea — 14.6%
Daelim Industrial Co. Ltd.	4,656	370,283
Dongbu Insurance Co. Ltd.	899	59,791
GS Holdings Corp.	1,106	57,148
Hankook Tire Co. Ltd.	1,598	76,011
Hanmi Pharm Co. Ltd.	115	70,278
Hanssem Co. Ltd.	2,434	475,475
Hanwha Chemical Corp.	2,596	56,717
Hyundai Development Co-Engineering & Construction	1,250	50,264
Hyundai Mobis Co. Ltd.	3,354	730,762
Hyundai Motor Co.	2,697	359,932
Hyundai Steel Co.	13,257	644,154
Industrial Bank of Korea	6,106	65,409
Kangwon Land, Inc.	2,560	91,515
KB Financial Group, Inc.	8,293	230,274
Korea Electric Power Corp.	16,772	878,609
KT Corp.	21,068	547,321
KT&G Corp.	8,098	779,757
LG Chem Ltd.	1,086	311,672
LG Corp.	3,100	185,718
LG Electronics, Inc.	11,057	596,075
LG Household & Health Care Ltd.	46	38,035
LG Uplus Corp.	5,238	50,622
Lotte Chemical Corp.	2,101	628,347
Lotte Shopping Co. Ltd.	1,548	339,980
POSCO	1,079	205,828
Samsung Electronics Co. Ltd.	1,542	1,769,610
Samsung Life Insurance Co. Ltd.	1,719	176,843
Samsung SDI Co. Ltd.	1,216	105,279
Shinhan Financial Group Co. Ltd.	24,979	879,257
Shinsegae Co. Ltd.	179	31,800
SK Holdings Co. Ltd.	2,994	584,323
SK Innovation Co. Ltd.	1,455	219,290
S-Oil Corp.	1,095	93,893
Woori Bank	72,489	599,471

		12,359,743
Taiwan — 11.1%
Casetek Holdings Ltd.	84,000	456,294
Cathay Financial Holding Co. Ltd.	634,600	759,255
Cheng Shin Rubber Industry Co. Ltd.	35,000	70,350
China Steel Corp.	257,000	178,729
Chunghwa Telecom Co. Ltd.	83,000	282,423
Compal Electronics, Inc.	92,000	57,727
CTBC Financial Holding Co. Ltd.	323,000	170,565
E. Sun Financial Holding Co. Ltd.	156,000	87,237
Far Eastern New Century Corp.	67,120	54,817
Feng TAY Enterprise Co. Ltd.	3,000	15,939
First Financial Holding Co. Ltd.	201,000	99,276
Formosa Plastics Corp.	90,000	223,163
Fubon Financial Holding Co. Ltd.	138,000	175,770

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Hon Hai Precision Industry Co. Ltd.	306,623	$807,111
Hotai Motor Co. Ltd.	6,000	65,971
Inotera Memories, Inc.*	57,000	51,585
Inventec Corp.	633,000	400,845
Lite-On Technology Corp.	45,000	54,895
Nan Ya Plastics Corp.	68,000	142,921
Novatek Microelectronics Corp.	13,000	52,331
Pegatron Corp.	246,000	572,687
Powertech Technology, Inc.	224,000	507,651
President Chain Store Corp	12,000	87,393
Siliconware Precision Industries Co. Ltd.	348,000	562,057
Synnex Technology International Corp.	29,000	29,883
Taiwan Semiconductor Manufacturing Co. Ltd.	536,000	2,673,479
Uni-President Enterprises Corp.	105,000	184,387
United Microelectronics Corp.	297,000	122,029
Vanguard International Semiconductor Corp.	292,000	456,188
Zhen Ding Technology Holding Ltd.	12,000	26,846

		9,429,804
Thailand — 3.1%
Airports of Thailand PCL	54,400	621,626
Bangkok Bank PCL	93,100	480,916
Charoen Pokphand Foods PCL	1,011,600	701,621
Delta Electronics Thailand PCL	10,700	26,461
Indorama Ventures PCL	35,256	22,849
Krung Thai Bank PCL	86,800	46,139
Thai Oil PCL	20,500	40,353
Thai Union Group PCL (Class F Stock)	1,008,600	599,197
TMB Bank PCL	1,455,000	104,224

		2,643,386
Turkey — 2.5%
Akbank TAS	48,730	138,802
Arcelik A/S	6,956	47,295
Eregli Demir ve Celik Fabrikalari TAS	397,877	598,974
Ford Otomotiv Sanayi A/S	1,524	20,092
KOC Holding A/S	15,445	78,452
Petkim Petrokimya Holding A/S*	12,817	18,153
Tofas Turk Otomobil Fabrikasi A/S	2,811	22,802
Tupras Turkiye Petrol Rafinerileri A/S*	19,801	557,709
Turkcell Iletisim Hizmet A/S	128,430	539,643
Turkiye Garanti Bankasi A/S	19,337	56,574

		2,078,496
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	153,646	280,128
Aldar Properties PJSC	191,885	143,589
Dubai Islamic Bank PJSC	142,574	230,137
First Gulf Bank PJSC	19,233	61,527
National Bank of Abu Dhabi PJSC	15,104	35,953

		751,334
TOTAL COMMON STOCKS (cost $74,621,681)		76,126,203

EXCHANGE TRADED FUNDS — 4.3%
iPath MSCI India Index ETN*(a)	15,000	941,850
iShares MSCI Emerging Markets ETF(a)	78,000	2,671,500

TOTAL EXCHANGE TRADED FUNDS (cost $3,540,793)		3,613,350

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 4.4%
Brazil — 2.5%
Banco Bradesco SA (PRFC)	60,100	$450,627
Braskem SA (PRFC A)	86,300	557,788
Cia Energetica de Minas Gerais (PRFC)	18,100	40,472
Cia Paranaense de Energia (PRFC B)	16,000	126,597
Itau Unibanco Holding SA (PRFC)	12,800	110,747
Itausa - Investimentos Itau SA (PRFC)	361,280	813,863
Suzano Papel e Celulose SA (PRFC A)	8,000	28,256

		2,128,350

Chile
Embotelladora Andina SA (PRFC B)	5,752	18,885

Colombia — 0.5%
Grupo Aval Acciones y Valores (PRFC)	1,079,186	419,013

Russia — 0.2%
AK Transneft OAO (PRFC)	61	167,331

South Korea — 1.2%
Samsung Electronics Co. Ltd. (PRFC)	1,000	968,179

TOTAL PREFERRED STOCKS (cost $3,081,911)		3,701,758

	Units
RIGHTS(l)(g)*
Taiwan
Fubon Financial Holding Co. Ltd., expiring 04/13/16 (cost $0)	6,068	—

TOTAL LONG-TERM INVESTMENTS (cost $81,244,385)		83,441,311

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUND — 4.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,782,517; includes $3,174,194 of cash collateral for securities on loan)(b)(w)	3,782,517	3,782,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
0.288%	06/16/16	250	$249,900

(cost $249,850)

TOTAL SHORT-TERM INVESTMENTS (cost $4,032,367)			4,032,417

TOTAL INVESTMENTS — 103.4% (cost $85,276,752)			87,473,728
Liabilities in excess of other assets(z) — (3.4)%			(2,908,149)

NET ASSETS — 100.0%			$84,565,579

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $37,148 and 0.04% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,103,534; cash collateral of $3,174,194 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
30	Mini MSCI Emerging Markets Index	Jun. 2016	$1,204,067	$1,250,850	$46,783

(1) A U.S. Treasury Obligation with a market value of $249,900 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$3,271,345	$—	$—
Chile	671,724	—	—
China	2,934,170	17,282,854	37,148
Colombia	338,026	—	—
Czech Republic	—	51,835	—
Greece	—	995,349	—
Hong Kong	—	26,517	—
Hungary	—	366,500	—
India	5,153,899	—	—
Indonesia	—	1,372,682	—
Malaysia	978,981	976,918	—
Mexico	3,094,211	—	—
Netherlands	—	408,379	—
Philippines	—	787,553	—
Poland	—	1,279,903	—
Qatar	—	392,349	—
Romania	69,740	—	—
Russia	1,012,257	1,795,644	—
South Africa	558,833	5,006,623	—
South Korea	—	12,359,743	—
Taiwan	—	9,429,804	—
Thailand	2,162,470	480,916	—
Turkey	—	2,078,496	—
United Arab Emirates	—	751,334	—
Exchange Traded Funds	3,613,350	—	—
Preferred Stocks
Brazil	2,128,350	—	—
Chile	18,885	—	—
Colombia	419,013	—	—
Russia	—	167,331	—
South Korea	—	968,179	—
Rights
Taiwan	—	—	—
U.S. Treasury Obligation	—	249,900	—
Affiliated Mutual Fund	3,782,517	—	—
Other Financial Instruments*
Futures	46,783	—	—

Total	$30,254,554	$57,228,809	$37,148

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Banks	15.9%
Oil, Gas & Consumable Fuels	6.9
Internet Software & Services	5.6
Semiconductors & Semiconductor Equipment	5.3
Technology Hardware, Storage & Peripherals	5.1
Affiliated Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	4.4
Exchange Traded Funds	4.3
Wireless Telecommunication Services	3.6
Metals & Mining	3.3
Food Products	3.1
Diversified Telecommunication Services	3.0
Insurance	2.9
Industrial Conglomerates	2.7
Real Estate Management & Development	2.6
IT Services	2.5
Chemicals	2.3
Food & Staples Retailing	2.3
Automobiles	2.2
Capital Markets	1.9
Household Durables	1.8
Electric Utilities	1.7
Media	1.5
Pharmaceuticals	1.5
Health Care Providers & Services	1.4
Transportation Infrastructure	1.4
Diversified Financial Services	1.3
Electronic Equipment, Instruments & Components	1.3

Specialty Retail	1.2%
Real Estate Investment Trusts (REITs)	1.2
Tobacco	1.1
Auto Components	1.0
Independent Power & Renewable Electricity Producers	1.0
Household Products	0.7
Construction & Engineering	0.7
Marine	0.6
Beverages	0.6
Trading Companies & Distributors	0.6
Diversified Consumer Services	0.6
Multiline Retail	0.5
Hotels, Restaurants & Leisure	0.3
U.S. Treasury Obligation	0.3
Consumer Finance	0.3
Construction Materials	0.2
Paper & Forest Products	0.2
Personal Products	0.1
Electrical Equipment	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Machinery	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 96.0%
Australia — 5.9%
Amcor Ltd.	203,421	$2,233,773
Caltex Australia Ltd.	150,141	3,915,846
Coca-Cola Amatil Ltd.	588,061	3,981,995
Commonwealth Bank of Australia	179,795	10,307,454
CSL Ltd.	7,839	609,178
Dexus Property Group, REIT	290,626	1,764,860
Flight Centre Travel Group Ltd.(a)	9,000	298,087
Fortescue Metals Group Ltd.(a)	1,614,664	3,141,113
Goodman Group, REIT	343,089	1,754,643
GPT Group (The), REIT	1,302,466	4,986,184
Macquarie Group Ltd.	18,354	928,970
Mirvac Group, REIT	225,163	333,622
National Australia Bank Ltd.	155,225	3,116,748
Newcrest Mining Ltd.*	39,293	508,488
Oil Search Ltd.	81,287	423,294
Qantas Airways Ltd.*	119,725	373,704
Scentre Group, REIT	330,066	1,123,545
Sonic Healthcare Ltd.	22,852	327,737
Sydney Airport	73,599	377,012
Vicinity Centres, REIT	217,416	531,372
Wesfarmers Ltd.	67,245	2,134,402
Westpac Banking Corp.	102,322	2,376,635

		45,548,662
Austria — 0.5%
Andritz AG	6,064	332,211
Erste Group Bank AG*	17,864	501,391
OMV AG	81,319	2,283,303
Voestalpine AG	11,852	395,305

		3,512,210
Belgium — 0.8%
Ageas	12,973	513,425
Anheuser-Busch InBev NV	30,055	3,733,945
Groupe Bruxelles Lambert SA	4,932	406,355
KBC Groep NV	15,217	783,643
Solvay SA	4,854	485,300

		5,922,668
Denmark — 2.9%
A.P. Moeller - Maersk A/S (Class A Stock)	226	288,368
A.P. Moeller - Maersk A/S (Class B Stock)	2,085	2,733,500
Chr Hansen Holding A/S	6,617	443,744
Danske Bank A/S	171,515	4,840,233
ISS A/S	16,761	672,229
Novo Nordisk A/S (Class B Stock)	120,185	6,508,449
Vestas Wind Systems A/S	91,755	6,465,034

		21,951,557
Finland — 1.9%
Fortum OYJ(a)	303,696	4,592,988
Kone OYJ (Class B Stock)	22,774	1,096,134
Neste OYJ(a)	122,980	4,041,391
Stora Enso Oyj (Class R Stock)	35,051	313,168
UPM-Kymmene OYJ	267,227	4,831,366

		14,875,047
France — 10.3%
Airbus Group SE	36,689	2,430,924
Atos SE	53,120	4,314,345
AXA SA	280,754	6,583,334

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
BNP Paribas SA	65,832	$3,307,446
Cap Gemini SA	28,544	2,677,559
Christian Dior SE	3,440	622,900
Cie de Saint-Gobain	49,021	2,153,214
Cie Generale des Etablissements Michelin	11,504	1,175,350
Credit Agricole SA	322,160	3,483,806
Electricite de France SA(a)	332,881	3,726,844
Eurazeo SA	4,597	310,494
Orange SA	277,198	4,840,695
Peugeot SA*	75,067	1,284,251
Publicis Groupe SA	67,810	4,754,920
Renault SA	12,993	1,291,215
Safran SA	19,724	1,376,738
Sanofi	92,703	7,452,949
SCOR SE	23,322	822,241
Societe Generale SA	138,862	5,131,239
Thales SA	6,607	577,352
Total SA	208,851	9,503,022
Valeo SA	29,426	4,575,710
Vinci SA	84,388	6,263,635

		78,660,183
Germany — 8.9%
adidas AG	55,213	6,446,731
Allianz SE	56,000	9,094,705
BASF SE	7,926	596,001
Bayer AG	23,923	2,803,311
Bayerische Motoren Werke AG	21,369	1,961,802
Daimler AG	12,612	965,231
Deutsche Lufthansa AG*	18,716	302,066
Deutsche Telekom AG	202,983	3,639,152
Deutsche Wohnen AG	22,526	699,086
E.ON SE	126,078	1,205,556
Fresenius SE & Co. KGaA	23,720	1,729,014
GEA Group AG	8,336	406,723
Hannover Rueck SE	47,436	5,513,133
Henkel AG & Co. KGaA	6,487	636,098
K+S AG	175,521	4,093,851
Metro AG	140,345	4,341,359
Muenchener Rueckversicherungs- Gesellschaft AG	16,274	3,302,722
ProSiebenSat.1 Media SE	98,611	5,062,194
RWE AG	41,614	535,343
SAP SE	55,807	4,490,710
Siemens AG	86,646	9,163,765
TUI AG	32,329	500,088
Volkswagen AG	2,154	312,922

		67,801,563
Hong Kong — 3.0%
AIA Group Ltd.	79,200	450,175
BOC Hong Kong Holdings Ltd.	243,000	725,898
Cathay Pacific Airways Ltd.	485,000	840,023
Cheung Kong Infrastructure Holdings Ltd.	38,000	371,611
CK Hutchison Holdings Ltd.	484,996	6,301,089
CLP Holdings Ltd.	163,000	1,475,379
Hysan Development Co. Ltd.	74,000	315,365
Kerry Properties Ltd.	258,500	709,740
Link REIT (The), REIT	900,000	5,346,586
PCCW Ltd.	2,489,000	1,612,157
Wharf Holdings Ltd. (The)	655,000	3,587,747

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wheelock & Co. Ltd.	234,000	$1,045,616

		22,781,386
Ireland — 1.6%
AerCap Holdings NV*	92,200	3,573,672
James Hardie Industries PLC, CDI	21,466	293,874
Ryanair Holdings PLC, ADR	46,195	3,964,455
Shire PLC	82,071	4,680,885

		12,512,886
Israel — 1.4%
Bank Hapoalim BM	63,811	331,232
Check Point Software Technologies Ltd.*(a)	52,600	4,600,922
Teva Pharmaceutical Industries Ltd.	112,741	6,063,649

		10,995,803
Italy — 1.1%
Assicurazioni Generali SpA	72,736	1,076,718
Atlantia SpA	25,110	695,728
Ferrari NV*	7,714	320,389
Intesa Sanpaolo SpA	767,615	2,122,472
Mediobanca SpA	39,767	285,988
Telecom Italia SpA	986,692	863,521
UnipolSai SpA	1,372,763	3,170,390

		8,535,206
Japan — 22.3%
Ajinomoto Co., Inc.	37,000	834,235
Alfresa Holdings Corp.	168,500	3,233,842
Amada Holdings Co. Ltd.	29,800	290,365
Asahi Group Holdings Ltd.	23,500	731,430
Asahi Kasei Corp.	742,000	5,011,252
Astellas Pharma, Inc.	186,300	2,475,836
Casio Computer Co. Ltd.(a)	14,200	286,384
Central Japan Railway Co.	10,900	1,927,681
Chubu Electric Power Co., Inc.	39,800	555,423
Daicel Corp.	191,800	2,614,506
Dai-ichi Life Insurance Co. Ltd. (The)	67,100	813,217
Daiichi Sankyo Co. Ltd.	255,100	5,661,981
Daikin Industries Ltd.	15,100	1,127,737
Daiwa House Industry Co. Ltd.	117,600	3,305,539
Dentsu, Inc.	13,200	662,198
Fuji Heavy Industries Ltd.	153,000	5,402,926
FUJIFILM Holdings Corp.	138,200	5,462,673
Gunma Bank Ltd. (The)	248,000	1,024,321
Hankyu Hanshin Holdings, Inc.	76,000	484,668
Hitachi Chemical Co. Ltd.	91,100	1,637,047
Hitachi High-Technologies Corp.	81,900	2,305,559
Hitachi Metals Ltd.	270,500	2,789,483
Hoshizaki Electric Co. Ltd.	41,900	3,494,910
Hoya Corp.	7,500	285,080
Iida Group Holdings Co. Ltd.	18,100	352,513
ITOCHU Corp.	95,300	1,171,126
Japan Airlines Co. Ltd.	11,300	414,258
Japan Exchange Group, Inc.	32,400	495,660
Japan Tobacco, Inc.	73,300	3,050,941
JFE Holdings, Inc.	30,400	408,279
JTEKT Corp.	22,300	289,374
Kajima Corp.	54,000	338,269
Kansai Electric Power Co., Inc. (The)*	43,600	385,764
Kao Corp.	26,800	1,429,028
KDDI Corp.	275,400	7,347,887

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Koito Manufacturing Co. Ltd.	102,100	$4,623,176
Konami Holdings Corp.	34,900	1,031,440
Kose Corp.	12,000	1,166,608
Kubota Corp.	68,900	940,468
Kuraray Co. Ltd.	24,300	296,967
LIXIL Group Corp.	17,400	354,912
Marubeni Corp.	100,900	510,494
Mazda Motor Corp.	231,800	3,597,960
Medipal Holdings Corp.	207,700	3,285,325
MEIJI Holdings Co. Ltd.	8,300	666,978
Mitsubishi Chemical Holdings Corp.	79,000	412,467
Mitsubishi Gas Chemical Co., Inc.	59,000	316,862
Mitsubishi Heavy Industries Ltd.	180,000	668,730
Mitsubishi Materials Corp.	149,000	420,382
Mitsubishi UFJ Financial Group, Inc.	788,600	3,654,061
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,200	285,859
Mitsui Chemicals, Inc.	87,000	289,592
Mitsui OSK Lines Ltd.	137,000	278,736
Mizuho Financial Group, Inc.	4,203,800	6,264,851
Murata Manufacturing Co. Ltd.	8,300	1,001,535
Nexon Co. Ltd.	17,700	301,863
NGK Insulators Ltd.	16,000	295,256
Nikon Corp.(a)	252,300	3,857,948
Nippon Steel & Sumitomo Metal Corp.	48,800	935,577
Nippon Telegraph & Telephone Corp.	166,000	7,170,786
Nippon Yusen KK	311,000	599,705
Nissan Motor Co. Ltd.	253,400	2,342,745
Nomura Holdings, Inc.	158,000	705,683
Nomura Real Estate Master Fund, Inc., REIT	218	324,516
NTT DOCOMO, Inc.	85,200	1,936,717
Obayashi Corp.	482,300	4,753,860
Obic Co. Ltd.	5,800	306,610
Oriental Land Co. Ltd.	47,300	3,348,822
ORIX Corp.	394,900	5,624,645
Otsuka Holdings Co. Ltd.	23,200	842,662
Resona Holdings, Inc.	145,000	517,002
Ricoh Co. Ltd.	307,800	3,132,830
Ryohin Keikaku Co. Ltd.	1,500	316,906
Secom Co. Ltd.	13,800	1,024,002
Seiko Epson Corp.	16,900	271,802
Sekisui House Ltd.	37,000	624,248
Shimizu Corp.	44,000	372,653
Shionogi & Co. Ltd.	18,000	846,022
SoftBank Group Corp.	5,900	282,197
Sumitomo Chemical Co. Ltd.	95,000	430,009
Sumitomo Corp.	33,400	331,427
Sumitomo Mitsui Financial Group, Inc.	214,200	6,502,615
Sumitomo Mitsui Trust Holdings, Inc.	1,421,000	4,159,950
Suruga Bank Ltd.	17,200	301,834
Suzuken Co. Ltd.	8,500	288,500
Taisei Corp.	165,000	1,089,606
TDK Corp.	17,900	993,198
Teijin Ltd.	84,000	292,512
Tohoku Electric Power Co., Inc.	28,000	360,849
Tokio Marine Holdings, Inc.	62,600	2,115,125
Tokyo Electric Power Co., Inc.*	89,300	490,583
Tokyo Electron Ltd.	65,900	4,292,028
Toray Industries, Inc.	88,000	751,005
Toyota Motor Corp.	97,400	5,165,649
West Japan Railway Co.	62,500	3,859,200

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Yahoo! Japan Corp.	87,700	$373,272
Yamaha Corp.	13,300	400,088

		171,101,302
Netherlands — 4.6%
Aegon NV	111,215	611,216
Fiat Chrysler Automobiles NV	54,831	442,477
Heineken Holding NV	38,481	2,995,900
Heineken NV	61,632	5,576,327
ING Groep NV, CVA	53,970	645,851
Koninklijke Ahold NV	72,262	1,623,103
NN Group NV	61,458	2,006,282
NXP Semiconductors NV*	39,100	3,169,837
Randstad Holding NV	8,490	469,597
Royal Dutch Shell PLC (Class A Stock)	247,874	5,985,140
Royal Dutch Shell PLC (Class B Stock)	250,002	6,083,723
Wolters Kluwer NV	133,139	5,306,604

		34,916,057
New Zealand — 0.6%
Auckland International Airport Ltd.	381,597	1,695,580
Spark New Zealand Ltd.	1,188,875	2,997,077

		4,692,657
Norway — 0.7%
DNB ASA	57,678	681,079
Orkla ASA	50,564	457,340
Yara International ASA	107,372	4,030,721

		5,169,140
Portugal — 0.1%
EDP - Energias de Portugal SA	145,824	517,741
Galp Energia SGPS SA	28,549	358,487

		876,228
Singapore — 1.1%
Ascendas Real Estate Investment Trust, REIT	1,725,200	3,059,801
Hutchison Port Holdings Trust, UTS	554,100	277,050
Wilmar International Ltd.	2,014,900	5,024,464

		8,361,315
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	11,724	348,675
Aena SA*	4,365	562,819
Amadeus IT Holding SA (Class A Stock)	27,654	1,182,596
Banco Santander SA	122,713	538,942
Bankinter SA	41,182	290,159
Enagas SA	12,928	388,031
Endesa SA	176,923	3,390,437
Gas Natural SDG SA	22,230	448,796
Iberdrola SA	70,977	472,492
Industria de Diseno Textil SA	168,335	5,642,536
Red Electrica Corp. SA	6,886	596,506
Telefonica SA	272,353	3,043,992

		16,905,981
Sweden — 1.9%
Atlas Copco AB (Class B Stock)	24,867	585,201
Boliden AB	275,508	4,394,821
ICA Gruppen AB	54,294	1,794,504

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Investor AB (Class B Stock)	28,258	$998,897
Nordea Bank AB	187,983	1,803,115
Skanska AB (Class B Stock)	23,362	532,910
Svenska Cellulosa AB SCA (Class B Stock)	133,902	4,176,507

		14,285,955
Switzerland — 8.0%
Actelion Ltd.*	6,457	963,641
Adecco SA	10,272	668,206
Baloise Holding AG	9,403	1,193,545
Chocoladefabriken Lindt & Spruengli AG	6	448,800
Credit Suisse Group AG*	113,878	1,608,180
Geberit AG	2,391	893,384
Givaudan SA	587	1,150,403
Lonza Group AG*	3,360	567,979
Nestle SA	150,414	11,224,008
Novartis AG	160,406	11,605,684
Partners Group Holding AG	1,035	415,810
Roche Holding AG	47,307	11,615,774
Schindler Holding AG, (XBRN)	25,938	4,778,508
Schindler Holding AG, (SWX)	6,318	1,156,916
SGS SA	345	728,493
Sika AG	134	530,457
Swiss Life Holding AG*	1,972	523,305
Swiss Re AG	68,025	6,281,406
UBS Group AG	228,683	3,678,603
Wolseley PLC	15,824	893,247

		60,926,349
United Kingdom — 16.2%
3i Group PLC	412,553	2,697,571
Anglo American PLC	87,812	692,333
AstraZeneca PLC	22,975	1,282,732
Auto Trader Group PLC	56,157	314,201
Barratt Developments PLC	513,490	4,122,288
Berkeley Group Holdings PLC	47,617	2,195,560
BP PLC	843,556	4,220,604
British American Tobacco PLC	162,261	9,488,336
British Land Co. PLC (The), REIT	64,831	650,767
Capita PLC	40,706	607,722
Compass Group PLC	102,794	1,812,087
Croda International PLC	8,311	361,883
Diageo PLC	153,899	4,149,728
Dixons Carphone PLC	62,678	383,048
easyJet PLC	153,785	3,347,094
GKN PLC	1,008,268	4,174,568
GlaxoSmithKline PLC	413,062	8,361,693
HSBC Holdings PLC	1,811,931	11,268,298
Imperial Brands PLC	155,000	8,581,898
International Consolidated Airlines Group SA	50,494	401,777
Intertek Group PLC	10,012	454,591
J Sainsbury PLC(a)	1,192,463	4,725,347
Land Securities Group PLC, REIT	48,581	766,001
Legal & General Group PLC	363,576	1,225,050
Lloyds Banking Group PLC	3,622,105	3,527,913
National Grid PLC	440,723	6,235,929
Persimmon PLC	20,538	613,699
Provident Financial PLC	77,160	3,279,369
Reckitt Benckiser Group PLC	38,887	3,750,898
RELX PLC	70,503	1,307,902

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rexam PLC	44,133	$401,171
Rio Tinto PLC	74,484	2,087,830
Royal Mail PLC	440,949	3,040,592
SABMiller PLC	62,814	3,836,532
SSE PLC	46,801	1,001,552
Taylor Wimpey PLC	1,225,224	3,339,174
Unilever NV, CVA	99,598	4,477,811
Unilever PLC	32,533	1,466,998
Vodafone Group PLC	1,848,740	5,874,644
WPP PLC	162,746	3,787,985

		124,315,176

United States
QIAGEN NV*	13,810	307,086

TOTAL COMMON STOCKS (cost $751,419,745)		734,954,417

EXCHANGE TRADED FUND — 1.4%
iShares MSCI EAFE ETF(a) (cost $10,749,563)	188,039	10,742,668

PREFERRED STOCK — 0.7%
Germany
Volkswagen AG (PRFC) (cost $6,440,938)	40,913	5,192,988

TOTAL LONG-TERM INVESTMENTS (cost $768,610,246)		750,890,073

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUND — 5.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost 41,313,503; includes $36,142,238 of cash collateral for securities on loan)(b)(w)	41,313,503	41,313,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $799,443)
0.330%	06/16/16	800	$799,678

TOTAL SHORT-TERM INVESTMENTS (cost $42,112,946)			42,113,181

TOTAL INVESTMENTS — 103.6%
(cost $810,723,192)			793,003,254
Liabilities in excess of other assets(z) — (3.6)%			(27,437,031)

NET ASSETS — 100.0%			$765,566,223

See the Glossary for abbreviation used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,085,172; cash collateral of $36,142,238 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Depreciation(1)(2)
Long Position:
175	Mini MSCI EAFE Index	Jun. 2016	$ 14,242,200	$ 14,223,125	$(19,075)

(1)	U.S. Treasury Obligation with a market value of $799,678 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$45,548,662	$—
Austria	—	3,512,210	—
Belgium	—	5,922,668	—
Denmark	—	21,951,557	—
Finland	—	14,875,047	—
France	—	78,660,183	—
Germany	—	67,801,563	—
Hong Kong	—	22,781,386	—
Ireland	7,538,127	4,974,759	—
Israel	4,600,922	6,394,881	—
Italy	320,389	8,214,817	—
Japan	—	171,101,302	—
Netherlands	3,169,837	31,746,220	—
New Zealand	—	4,692,657	—
Norway	—	5,169,140	—
Portugal	—	876,228	—
Singapore	277,050	8,084,265	—
Spain	—	16,905,981	—
Sweden	—	14,285,955	—
Switzerland	—	60,926,349	—
United Kingdom	—	124,315,176	—
United States	—	307,086	—
Exchange Traded Fund	10,742,668	—	—
Preferred Stock
Germany	—	5,192,988	—
U.S. Treasury Obligation	—	799,678	—
Affiliated Mutual Fund	41,313,503	—	—
Other Financial Instruments*
Futures	(19,075)	—	—

Total	$67,943,421	$725,040,758	$—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Banks	10.2%
Pharmaceuticals	9.2
Insurance	5.9
Affiliated Mutual Fund (4.7% represents investments purchased with collateral from securities on loan)	5.4
Oil, Gas & Consumable Fuels	4.8
Automobiles	3.7
Beverages	3.3
Diversified Telecommunication Services	3.2
Chemicals	3.1
Tobacco	2.8
Media	2.7
Real Estate Investment Trusts (REITs)	2.7
Food Products	2.4
Electric Utilities	2.3
Metals & Mining	2.1
Industrial Conglomerates	2.0
Wireless Telecommunication Services	2.0
Household Durables	2.0
Food & Staples Retailing	1.9
Auto Components	1.9
Machinery	1.9
Construction & Engineering	1.8
Exchange Traded Fund	1.4
Software	1.4
Capital Markets	1.3
Real Estate Management & Development	1.3
Airlines	1.3
Technology Hardware, Storage & Peripherals	1.2
Health Care Providers & Services	1.2

Household Products	1.1%
Personal Products	1.1
IT Services	1.1
Diversified Financial Services	1.1
Multi-Utilities	1.0
Semiconductors & Semiconductor Equipment	1.0
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	0.8
Electrical Equipment	0.8
Road & Rail	0.8
Specialty Retail	0.8
Hotels, Restaurants & Leisure	0.8
Paper & Forest Products	0.7
Building Products	0.6
Aerospace & Defense	0.6
Electronic Equipment, Instruments & Components	0.6
Marine	0.5
Transportation Infrastructure	0.5
Consumer Finance	0.4
Air Freight & Logistics	0.4
Professional Services	0.4
Containers & Packaging	0.3
Commercial Services & Supplies	0.2
Biotechnology	0.2
Life Sciences Tools & Services	0.1
Gas Utilities	0.1
U.S. Treasury Obligations	0.1
Internet Software & Services	0.1
Leisure Products	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	53,900	$1,808,884
General Dynamics Corp.	219,700	28,861,989
Huntington Ingalls Industries, Inc.	81,300	11,133,222
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	100,000	4,536,000

		46,340,095

Air Freight & Logistics — 1.9%
FedEx Corp.	181,200	29,484,864
United Parcel Service, Inc. (Class B Stock)	233,300	24,606,151

		54,091,015

Airlines — 1.6%
Delta Air Lines, Inc.	317,900	15,475,372
Southwest Airlines Co.	665,800	29,827,840

		45,303,212

Automobiles — 0.4%
General Motors Co.	384,000	12,069,120

Banks — 6.6%
Bank of America Corp.	3,131,700	42,340,584
Citigroup, Inc.	944,100	39,416,175
JPMorgan Chase & Co.	885,700	52,451,154
PNC Financial Services Group, Inc. (The)	298,900	25,277,973
Regions Financial Corp.	1,198,500	9,408,225
SunTrust Banks, Inc.(a)	289,000	10,427,120
Wells Fargo & Co.	188,400	9,111,024

		188,432,255

Beverages — 1.6%
PepsiCo, Inc.	457,400	46,874,352

Biotechnology — 4.6%
Amgen, Inc.	242,700	36,388,011
Biogen, Inc.*	117,200	30,509,504
Celgene Corp.*	288,200	28,845,938
Gilead Sciences, Inc.	388,400	35,678,424

		131,421,877

Building Products — 1.0%
Masco Corp.	701,000	22,046,450
Owens Corning	80,100	3,787,128
Universal Forest Products, Inc.	20,500	1,759,310

		27,592,888

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	194,700	30,564,006

Chemicals — 1.4%
LyondellBasell Industries NV (Class A Stock)	354,100	30,303,878
Westlake Chemical Corp.	227,500	10,533,250

		40,837,128

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	139,900	2,087,308

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	113,400	1,199,772
Cisco Systems, Inc.	770,600	21,938,982
Juniper Networks, Inc.(a)	389,100	9,925,941
Netgear, Inc.*	23,800	960,806

		34,025,501

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.4%
Navient Corp.(a)	1,011,100	$12,102,867

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	40,200	1,316,550
Packaging Corp. of America	41,300	2,494,520

		3,811,070

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	122,500	17,380,300

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	1,438,340	56,339,778
Verizon Communications, Inc.	1,134,800	61,369,984

		117,709,762

Electric Utilities — 3.3%
American Electric Power Co., Inc.	37,500	2,490,000
Entergy Corp.	96,500	7,650,520
Exelon Corp.	852,500	30,570,650
FirstEnergy Corp.	651,700	23,441,649
PPL Corp.	753,700	28,693,359

		92,846,178

Electrical Equipment — 0.5%
Eaton Corp. PLC	232,400	14,538,944

Electronic Equipment, Instruments & Components — 0.1%
Sanmina Corp.*	95,600	2,235,128

Energy Equipment & Services — 0.5%
Ensco PLC (Class A Stock)	1,350,800	14,007,796

Food & Staples Retailing — 2.0%
Kroger Co. (The)	853,300	32,638,725
Wal-Mart Stores, Inc.	373,000	25,546,770

		58,185,495

Food Products — 2.5%
Archer-Daniels-Midland Co.	715,900	25,994,329
Bunge Ltd.	377,600	21,398,592
ConAgra Foods, Inc.	176,600	7,879,892
Tyson Foods, Inc. (Class A Stock)	253,200	16,878,312

		72,151,125

Gas Utilities — 0.3%
UGI Corp.	240,800	9,701,832

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	183,500	7,675,805
Baxter International, Inc.	567,400	23,308,792
C.R. Bard, Inc.	58,700	11,896,729
Hill-Rom Holdings, Inc.	44,700	2,248,410
Hologic, Inc.*(a)	379,000	13,075,500
Medtronic PLC	70,100	5,257,500

		63,462,736

Health Care Providers & Services — 3.8%
Anthem, Inc.(a)	172,300	23,947,977
Express Scripts Holding Co.*(a)	377,500	25,930,475
Magellan Health, Inc.*	15,700	1,066,501
McKesson Corp.	169,100	26,590,975
UnitedHealth Group, Inc.	248,900	32,083,210

		109,619,138

Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands, Inc.	124,700	2,103,689
Extended Stay America, Inc.(a)	216,100	3,522,430

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.	31,800	$2,146,500
McDonald’s Corp.	346,100	43,497,848
Wyndham Worldwide Corp.	287,800	21,996,554
Yum! Brands, Inc.	107,300	8,782,505

		82,049,526

Household Durables — 0.4%
D.R. Horton, Inc.	239,200	7,231,016
Meritage Homes Corp.*(a)	76,300	2,781,898

		10,012,914

Household Products — 2.1%
Clorox Co. (The)	27,900	3,517,074
Colgate-Palmolive Co.	90,200	6,372,630
Procter & Gamble Co. (The)	624,600	51,410,826

		61,300,530

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.	1,107,200	13,064,960
NRG Energy, Inc.	947,600	12,328,276

		25,393,236

Industrial Conglomerates — 2.1%
3M Co.	223,100	37,175,153
Carlisle Cos., Inc.	62,500	6,218,750
General Electric Co.	524,546	16,675,318

		60,069,221

Insurance — 1.6%
Aflac, Inc.	249,100	15,728,174
Allstate Corp. (The)	179,100	12,065,967
American International Group, Inc.	114,000	6,161,700
Lincoln National Corp.	53,600	2,101,120
MetLife, Inc.	160,300	7,043,582
Old Republic International Corp.(a)	76,200	1,392,936

		44,493,479

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	45,500	27,010,620

Internet Software & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	42,840	32,682,636
Alphabet, Inc. (Class C Stock)*	76,878	57,270,266
eBay, Inc.*	956,700	22,826,862
Facebook, Inc. (Class A Stock)*	451,300	51,493,330

		164,273,094

IT Services — 2.2%
Accenture PLC (Class A Stock)	189,500	21,868,300
Cognizant Technology Solutions Corp. (Class A Stock)*	80,000	5,016,000
DST Systems, Inc.	39,200	4,420,584
Fiserv, Inc.*(a)	148,700	15,253,646
Leidos Holdings, Inc.	43,900	2,209,048
Visa, Inc. (Class A Stock)	193,800	14,821,824

		63,589,402

Life Sciences Tools & Services
VWR Corp.*	39,400	1,066,164

Machinery — 0.9%
Illinois Tool Works, Inc.	238,300	24,411,452

Media — 1.6%
Comcast Corp. (Class A Stock)	417,000	25,470,360

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
News Corp. (Class A Stock)	283,400	$3,619,018
TEGNA, Inc.(a)	132,800	3,115,488
Thomson Reuters Corp.	44,100	1,785,168
Time Warner, Inc.	53,400	3,874,170
Tribune Media Co. (Class A Stock)(a)	34,800	1,334,580
Viacom, Inc. (Class B Stock)	43,900	1,812,192
Walt Disney Co. (The)	40,900	4,061,779

		45,072,755

Multiline Retail — 1.5%
Macy’s, Inc.	495,000	21,824,550
Target Corp.	243,600	20,043,408

		41,867,958

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	125,300	2,438,338
Public Service Enterprise Group, Inc.	149,200	7,033,288

		9,471,626

Oil, Gas & Consumable Fuels — 4.7%
Delek US Holdings, Inc.	84,600	1,289,304
Exxon Mobil Corp.	290,900	24,316,331
HollyFrontier Corp.	140,200	4,951,864
Kinder Morgan, Inc.	816,200	14,577,332
Marathon Petroleum Corp.	529,600	19,690,528
Phillips 66	305,100	26,418,609
Tesoro Corp.	44,500	3,827,445
Valero Energy Corp.	435,700	27,945,798
Western Refining, Inc.	389,600	11,333,464

		134,350,675

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	106,300	1,472,255

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	592,300	37,836,124
Jazz Pharmaceuticals PLC*	89,100	11,632,005
Johnson & Johnson	347,400	37,588,680
Mallinckrodt PLC*	377,400	23,127,072
Merck & Co., Inc.	301,400	15,947,074
Pfizer, Inc.	355,700	10,542,948

		136,673,903

Professional Services — 0.1%
Robert Half International, Inc.	84,700	3,945,326

Real Estate Investment Trusts (REITs) — 2.7%
Annaly Capital Management, Inc.	1,066,000	10,937,160
CBL & Associates Properties, Inc.	381,900	4,544,610
Chimera Investment Corp.	102,700	1,395,693
Colony Capital, Inc. (Class A Stock)(a)	77,100	1,292,967
Franklin Street Properties Corp.	125,700	1,333,677
GEO Group, Inc. (The)	112,000	3,883,040
Hospitality Properties Trust	214,700	5,702,432
Lexington Realty Trust(a)	424,000	3,646,400
ProLogis, Inc.	613,000	27,082,340
Ryman Hospitality Properties, Inc.	44,000	2,265,120
Simon Property Group, Inc.	7,600	1,578,444
Starwood Property Trust, Inc.(a)	600,500	11,367,465
Two Harbors Investment Corp.	205,500	1,631,670
WP Carey, Inc.	18,900	1,176,336

		77,837,354

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	438,000	$12,623,160
Jones Lang LaSalle, Inc.	99,800	11,708,536

		24,331,696

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	1,394,300	45,105,605
ON Semiconductor Corp.*	118,300	1,134,497
QUALCOMM, Inc.	373,700	19,111,018
Tessera Technologies, Inc.	72,700	2,253,700
Texas Instruments, Inc.	264,400	15,181,848

		82,786,668

Software — 4.6%
Activision Blizzard, Inc.	193,900	6,561,576
Adobe Systems, Inc.*	33,700	3,161,060
Citrix Systems, Inc.*	125,100	9,830,358
Manhattan Associates, Inc.*(a)	39,500	2,246,365
Microsoft Corp.	1,379,300	76,178,739
Nuance Communications, Inc.*	326,400	6,100,416
Oracle Corp.	702,500	28,739,275

		132,817,789

Specialty Retail — 2.2%
DSW, Inc. (Class A Stock)	76,900	2,125,516
Gap, Inc. (The)(a)	367,100	10,792,740
GNC Holdings, Inc. (Class A Stock)	381,900	12,125,325
Home Depot, Inc. (The)	130,100	17,359,243
Staples, Inc.	1,914,600	21,118,038

		63,520,862

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	1,064,300	115,998,057
Hewlett Packard Enterprise Co.	1,042,600	18,485,298
HP, Inc.	1,033,800	12,736,416

		147,219,771

Textiles, Apparel & Luxury Goods — 1.3%
Michael Kors Holdings Ltd.*	421,200	23,991,552
NIKE, Inc. (Class B Stock)	190,300	11,697,741
Wolverine World Wide, Inc.	114,000	2,099,880

		37,789,173

Tobacco — 1.6%
Altria Group, Inc.	744,000	46,619,040

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	171,100	5,658,277

TOTAL LONG-TERM INVESTMENTS (cost $2,630,624,243)		2,802,495,894

	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUND — 4.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $126,893,573; includes $75,733,387 of cash collateral for securities on loan)(b)(w)	126,893,573	$126,893,573

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.255%	06/16/16	50	49,980
0.260%	06/16/16	1,050	1,049,578
0.270%	06/16/16	700	699,719
0.273%	06/16/16	400	399,839
0.278%	06/16/16	500	499,799
0.285%	06/16/16	2,000	1,999,196

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,697,272)			4,698,111

TOTAL SHORT-TERM INVESTMENTS (cost $131,590,845)			131,591,684

TOTAL INVESTMENTS — 102.5% (cost $2,762,215,088)			2,934,087,578
Liabilities in excess of other assets(z) — (2.5)%			(72,597,707)

NET ASSETS — 100.0%			$2,861,489,871

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,956,872; cash collateral of $75,733,387 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
561	S&P 500 E-Mini	Jun. 2016	$56,730,361	$57,544,575	$814,214

(1) U.S. Treasury securities with a market value of $4,698,111 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$46,340,095	$—	$—
Air Freight & Logistics	54,091,015	—	—
Airlines	45,303,212	—	—
Automobiles	12,069,120	—	—
Banks	188,432,255	—	—
Beverages	46,874,352	—	—
Biotechnology	131,421,877	—	—
Building Products	27,592,888	—	—
Capital Markets	30,564,006	—	—
Chemicals	40,837,128	—	—
Commercial Services & Supplies	2,087,308	—	—
Communications Equipment	34,025,501	—	—
Consumer Finance	12,102,867	—	—
Containers & Packaging	3,811,070	—	—
Diversified Financial Services	17,380,300	—	—
Diversified Telecommunication Services	117,709,762	—	—
Electric Utilities	92,846,178	—	—
Electrical Equipment	14,538,944	—	—
Electronic Equipment, Instruments & Components	2,235,128	—	—
Energy Equipment & Services	14,007,796	—	—
Food & Staples Retailing	58,185,495	—	—
Food Products	72,151,125	—	—
Gas Utilities	9,701,832	—	—
Health Care Equipment & Supplies	63,462,736	—	—
Health Care Providers & Services	109,619,138	—	—
Hotels, Restaurants & Leisure	82,049,526	—	—
Household Durables	10,012,914	—	—
Household Products	61,300,530	—	—
Independent Power & Renewable Electricity Producers	25,393,236	—	—
Industrial Conglomerates	60,069,221	—	—
Insurance	44,493,479	—	—
Internet & Catalog Retail	27,010,620	—	—
Internet Software & Services	164,273,094	—	—
IT Services	63,589,402	—	—
Life Sciences Tools & Services	1,066,164	—	—
Machinery	24,411,452	—	—
Media	45,072,755	—	—
Multiline Retail	41,867,958	—	—
Multi-Utilities	9,471,626	—	—
Oil, Gas & Consumable Fuels	134,350,675	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Paper & Forest Products	$1,472,255	$—	$—
Pharmaceuticals	136,673,903	—	—
Professional Services	3,945,326	—	—
Real Estate Investment Trusts (REITs)	77,837,354	—	—
Real Estate Management & Development	24,331,696	—	—
Semiconductors & Semiconductor Equipment	82,786,668	—	—
Software	132,817,789	—	—
Specialty Retail	63,520,862	—	—
Technology Hardware, Storage & Peripherals	147,219,771	—	—
Textiles, Apparel & Luxury Goods	37,789,173	—	—
Tobacco	46,619,040	—	—
Trading Companies & Distributors	5,658,277	—	—
U. S. Treasury Obligations	—	4,698,111	—
Affiliated Mutual Fund	126,893,573	—	—
Other Financial Instruments*
Futures	814,214	—	—

Total	$2,930,203,681	$4,698,111	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.6%
COMMON STOCKS
Aerospace & Defense — 2.2%
AAR Corp.	17,500	$407,225
BWX Technologies, Inc.	14,500	486,620
General Dynamics Corp.(u)	32,700	4,295,799
Huntington Ingalls Industries, Inc.(u)	28,200	3,861,708
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	52,400	2,376,864
Textron, Inc.	38,600	1,407,356

		12,835,572

Air Freight & Logistics — 1.0%
FedEx Corp.(u)	26,200	4,263,264
United Parcel Service, Inc. (Class B Stock)	15,500	1,634,785

		5,898,049

Airlines — 1.4%
Alaska Air Group, Inc.	25,600	2,099,712
Delta Air Lines, Inc.	23,000	1,119,640
Southwest Airlines Co.(u)	103,200	4,623,360
United Continental Holdings, Inc.*	3,600	215,496

		8,058,208

Auto Components — 0.6%
Cooper Tire & Rubber Co.	15,500	573,810
Dana Holding Corp.	115,000	1,620,350
Tenneco, Inc.*	12,800	659,328
Visteon Corp.	9,300	740,187

		3,593,675

Automobiles — 1.4%
Ford Motor Co.(u)	301,500	4,070,250
General Motors Co.(u)	96,300	3,026,709
Thor Industries, Inc.	15,400	982,058

		8,079,017

Banks — 5.7%
Bank of America Corp.(u)	496,146	6,707,894
Citigroup, Inc.(u)	149,640	6,247,470
East West Bancorp, Inc.	19,600	636,608
JPMorgan Chase & Co.(u)	149,576	8,857,891
PNC Financial Services Group, Inc. (The)(u)	47,200	3,991,704
Regions Financial Corp.(u)	326,900	2,566,165
SunTrust Banks, Inc.(u)	88,900	3,207,512
Wells Fargo & Co.	19,401	938,232

		33,153,476

Beverages — 1.7%
Coca-Cola Co. (The)(u)	53,100	2,463,309
PepsiCo, Inc.(u)	73,400	7,522,032

		9,985,341

Biotechnology — 5.5%
AbbVie, Inc.	31,900	1,822,128
Amgen, Inc.(u)	43,000	6,446,990
Biogen, Inc.*(u)	16,100	4,191,152
Celgene Corp.*(u)	49,200	4,924,428
Gilead Sciences, Inc.(u)	76,900	7,064,034
Regeneron Pharmaceuticals, Inc.*(u)	8,300	2,991,652
United Therapeutics Corp.*(u)	21,000	2,340,030
Vertex Pharmaceuticals, Inc.*(u)	28,800	2,289,312

		32,069,726

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 1.2%
American Woodmark Corp.*	10,800	$805,572
Continental Building Products, Inc.*	64,900	1,204,544
Masco Corp.(u)	116,600	3,667,070
Owens Corning	20,300	959,784
Universal Forest Products, Inc.	7,000	600,740

		7,237,710

Capital Markets — 1.6%
Ameriprise Financial, Inc.	20,100	1,889,601
Goldman Sachs Group, Inc. (The)(u)	30,200	4,740,796
Lazard Ltd. (Class A Stock)	14,800	574,240
Morgan Stanley	64,100	1,603,141
Piper Jaffray Cos.*	15,100	748,356

		9,556,134

Chemicals — 3.3%
Air Products & Chemicals, Inc.	7,500	1,080,375
Cabot Corp.(u)	56,300	2,720,979
GCP Applied Technologies, Inc.*	26,100	520,434
Huntsman Corp.(u)	239,300	3,182,690
Innophos Holdings, Inc.	10,400	321,464
Koppers Holdings, Inc.*	25,100	563,997
LyondellBasell Industries NV (Class A Stock)(u)	49,600	4,244,768
Minerals Technologies, Inc.	5,100	289,935
Rayonier Advanced Materials, Inc.	30,000	285,000
Sherwin-Williams Co. (The)(u)	11,900	3,387,573
Westlake Chemical Corp.(u)	57,800	2,676,140

		19,273,355

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	12,800	429,952
Herman Miller, Inc.	9,700	299,633
Interface, Inc.	14,800	274,392
Steelcase, Inc. (Class A Stock)	29,300	437,156
West Corp.	21,800	497,476

		1,938,609

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.	199,600	2,111,768
Cisco Systems, Inc.(u)	216,100	6,152,367
Juniper Networks, Inc.(u)	116,100	2,961,711
Netgear, Inc.*	14,000	565,180
Polycom, Inc.*	107,800	1,201,970

		12,992,996

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	13,900	441,603
EMCOR Group, Inc.	17,100	831,060
KBR, Inc.	76,200	1,179,576
MasTec, Inc.*	23,600	477,664

		2,929,903

Construction Materials — 0.7%
Headwaters, Inc.*	78,400	1,555,456
Vulcan Materials Co.(u)	22,000	2,322,540

		3,877,996

Consumer Finance — 0.9%
Capital One Financial Corp.	5,600	388,136
Navient Corp.(u)	273,300	3,271,401
Nelnet, Inc. (Class A Stock)	13,200	519,684

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
OneMain Holdings, Inc.*	40,100	$1,099,943

		5,279,164

Containers & Packaging — 1.1%
Crown Holdings, Inc.*	13,500	669,465
Greif, Inc. (Class A Stock)	8,100	265,275
International Paper Co.(u)	71,000	2,913,840
Owens-Illinois, Inc.*	85,700	1,367,772
Packaging Corp. of America	21,700	1,310,680

		6,527,032

Distributors — 0.5%
Genuine Parts Co.(u)	22,700	2,255,472
LKQ Corp.*	28,400	906,812

		3,162,284

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	55,200	7,831,776
Intercontinental Exchange, Inc.	4,900	1,152,186

		8,983,962

Diversified Telecommunication Services — 3.0%
AT&T, Inc.(u)	184,700	7,234,699
Inteliquent, Inc.	36,500	585,825
Verizon Communications, Inc.(u)	174,000	9,409,920

		17,230,444

Electric Utilities — 2.6%
Duke Energy Corp.	12,600	1,016,568
Entergy Corp.	22,300	1,767,944
Exelon Corp.(u)	121,100	4,342,646
FirstEnergy Corp.(u)	103,800	3,733,686
PPL Corp.(u)	111,500	4,244,805

		15,105,649

Electrical Equipment — 1.3%
Acuity Brands, Inc.(u)	11,400	2,486,796
Babcock & Wilcox Enterprises, Inc.*	33,050	707,270
Eaton Corp. PLC(u)	57,700	3,609,712
Regal Beloit Corp.	9,000	567,810

		7,371,588

Electronic Equipment, Instruments & Components — 1.1%
Anixter International, Inc.*	8,200	427,302
Arrow Electronics, Inc.*	3,900	251,199
CDW Corp.	29,300	1,215,950
ePlus, Inc.*	8,400	676,284
Ingram Micro, Inc. (Class A Stock)	28,400	1,019,844
Jabil Circuit, Inc.	46,200	890,274
Methode Electronics, Inc.	30,700	897,668
Sanmina Corp.*	35,800	837,004

		6,215,525

Energy Equipment & Services — 0.7%
Archrock, Inc.	46,200	369,600
Bristow Group, Inc.	24,900	471,108
Ensco PLC (Class A Stock)(u)	283,900	2,944,043

		3,784,751

Food & Staples Retailing — 1.9%
Fresh Market, Inc. (The)*	31,800	907,254
Ingles Markets, Inc. (Class A Stock)	9,900	371,250

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Kroger Co. (The)(u)	118,400	$4,528,800
Wal-Mart Stores, Inc.(u)	73,100	5,006,619

		10,813,923

Food Products — 2.4%
Archer-Daniels-Midland Co.(u)	101,000	3,667,310
Bunge Ltd.(u)	55,300	3,133,851
ConAgra Foods, Inc.(u)	75,800	3,382,196
Ingredion, Inc.	16,800	1,794,072
Tyson Foods, Inc. (Class A Stock)	29,000	1,933,140

		13,910,569

Gas Utilities — 0.6%
UGI Corp.(u)	79,600	3,207,084

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories(u)	62,200	2,601,826
Baxter International, Inc.(u)	80,000	3,286,400
CR Bard, Inc.(u)	19,300	3,911,531
Edwards Lifesciences Corp.*(u)	39,300	3,466,653
Hill-Rom Holdings, Inc.	14,100	709,230
Hologic, Inc.*(u)	89,400	3,084,300
Masimo Corp.*	46,700	1,953,928
Medtronic PLC	21,700	1,627,500
Stryker Corp.	19,000	2,038,510

		22,679,878

Health Care Providers & Services — 3.4%
Anthem, Inc.(u)	25,300	3,516,447
Centene Corp.*	7,000	430,990
Express Scripts Holding Co.*(u)	56,300	3,867,247
Magellan Health, Inc.*	10,300	699,679
McKesson Corp.(u)	24,300	3,821,175
PharMerica Corp.*	10,600	234,366
UnitedHealth Group, Inc.(u)	37,100	4,782,190
WellCare Health Plans, Inc.*(u)	23,300	2,161,075

		19,513,169

Health Care Technology
Quality Systems, Inc.	16,400	249,936

Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	87,900	1,482,873
Carnival Corp.	3,900	205,803
Denny’s Corp.*	62,300	645,428
Extended Stay America, Inc.	90,500	1,475,150
Jack in the Box, Inc.	6,700	427,929
Marriott Vacations Worldwide Corp.	22,100	1,491,750
McDonald’s Corp.(u)	53,800	6,761,584
Texas Roadhouse, Inc.	11,600	505,528
Wyndham Worldwide Corp.(u)	40,300	3,080,129
Yum! Brands, Inc.	15,300	1,252,305

		17,328,479

Household Durables — 1.1%
D.R. Horton, Inc.(u)	107,400	3,246,702
Flexsteel Industries, Inc.	4,200	183,456
La-Z-Boy, Inc.	15,800	422,492
Meritage Homes Corp.*	27,500	1,002,650
NVR, Inc.*	800	1,385,920

		6,241,220

Household Products — 1.6%
Clorox Co. (The)(u)	17,500	2,206,050

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Colgate-Palmolive Co.	17,700	$1,250,505
Kimberly-Clark Corp.	5,600	753,256
Procter & Gamble Co. (The)(u)	65,000	5,350,150

		9,559,961

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.(u)	235,600	2,780,080
NRG Energy, Inc.(u)	215,100	2,798,451

		5,578,531

Industrial Conglomerates — 2.2%
3M Co.(u)	36,000	5,998,680
Carlisle Cos., Inc.(u)	35,000	3,482,500
Danaher Corp.	10,800	1,024,488
General Electric Co.(u)	70,069	2,227,493

		12,733,161

Insurance — 2.6%
Aflac, Inc.(u)	59,200	3,737,888
Allstate Corp. (The)(u)	52,700	3,550,399
American Financial Group, Inc.(u)	30,400	2,139,248
Lincoln National Corp.	41,900	1,642,480
MetLife, Inc.	24,200	1,063,348
Old Republic International Corp.	87,600	1,601,328
Reinsurance Group of America, Inc.	7,400	712,250
Unum Group	23,200	717,344

		15,164,285

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*(u)	15,900	9,438,876
Nutrisystem, Inc.	11,500	240,005
Priceline Group, Inc. (The)*	500	644,480

		10,323,361

Internet Software & Services — 5.1%
Alphabet, Inc. (Class C Stock)*(u)	12,137	9,041,458
Alphabet, Inc. (Class A Stock)*(u)	8,000	6,103,200
eBay, Inc.*(u)	149,500	3,567,070
Facebook, Inc. (Class A Stock)*(u)	85,000	9,698,500
LogMeIn, Inc.*	14,900	751,854
RetailMeNot, Inc.*	26,500	212,265

		29,374,347

IT Services — 4.2%
Accenture PLC (Class A Stock)	12,500	1,442,500
CACI International, Inc. (Class A Stock)*	2,700	288,090
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	64,700	4,056,690
Computer Sciences Corp.	25,100	863,189
DST Systems, Inc.(u)	27,200	3,067,344
First Data Corp. (Class A Stock)*	47,600	615,944
Fiserv, Inc.*	15,300	1,569,474
Leidos Holdings, Inc.	10,300	518,296
MasterCard, Inc. (Class A Stock)(u)	26,400	2,494,800
Syntel, Inc.*	7,800	389,454
Total System Services, Inc.	20,000	951,600
Travelport Worldwide Ltd.	35,200	480,832
Visa, Inc. (Class A Stock)(u)	97,600	7,464,448

		24,202,661

Leisure Products — 0.7%
Brunswick Corp.(u)	52,500	2,518,950

Shares		Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Smith & Wesson Holding Corp.*	63,200	$1,682,384

		4,201,334

Life Sciences Tools & Services — 0.6%
Bruker Corp.	33,200	929,600
INC Research Holdings, Inc. (Class A Stock)*	9,500	391,495
Thermo Fisher Scientific, Inc.	8,100	1,146,879
VWR Corp.*	29,800	806,388

		3,274,362

Machinery — 1.1%
Illinois Tool Works, Inc.	8,200	840,008
Meritor, Inc.*	73,600	593,216
Rexnord Corp.*	35,800	723,876
SPX Corp.	48,700	731,474
SPX FLOW, Inc.*	22,100	554,268
Trinity Industries, Inc.(u)	122,400	2,241,144
Wabash National Corp.*	59,600	786,720

		6,470,706

Marine — 0.2%
Matson, Inc.	23,200	931,944

Media — 2.9%
Cinemark Holdings, Inc.	49,300	1,766,419
Comcast Corp. (Class A Stock)(u)	46,600	2,846,328
DISH Network Corp. (Class A Stock)*	34,300	1,586,718
MSG Networks, Inc. (Class A Stock)*	36,700	634,543
News Corp. (Class A Stock)	106,600	1,361,282
TEGNA, Inc.	48,700	1,142,502
Thomson Reuters Corp.	46,100	1,866,128
Time, Inc.	30,000	463,200
Tribune Media Co. (Class A Stock)	25,900	993,265
Viacom, Inc. (Class B Stock)(u)	52,400	2,163,072
Walt Disney Co. (The)	17,400	1,727,994

		16,551,451

Metals & Mining — 1.1%
Kaiser Aluminum Corp.	2,600	219,804
Nucor Corp.	42,300	2,000,790
Steel Dynamics, Inc.(u)	133,800	3,011,838
Worthington Industries, Inc.	29,300	1,044,252

		6,276,684

Multiline Retail — 1.4%
Dillard’s, Inc. (Class A Stock)	19,200	1,630,272
Macy’s, Inc.(u)	65,200	2,874,668
Target Corp.(u)	42,200	3,472,216

		7,977,156

Multi-Utilities — 0.4%
Avista Corp.	7,200	293,616
MDU Resources Group, Inc.	44,000	856,240
Public Service Enterprise Group, Inc.	16,200	763,668
Sempra Energy	3,100	322,555

		2,236,079

Oil, Gas & Consumable Fuels — 5.7%
Alon USA Energy, Inc.	44,200	456,144
Columbia Pipeline Group, Inc.	30,100	755,510
Delek US Holdings, Inc.	14,100	214,884
Exxon Mobil Corp.(u)	77,400	6,469,866

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hollyfrontier Corp.(u)	84,200	$2,973,944
Kinder Morgan, Inc.	86,000	1,535,960
Marathon Oil Corp.	79,000	880,060
Marathon Petroleum Corp.(u)	92,000	3,420,560
ONEOK, Inc.	54,300	1,621,398
Phillips 66(u)	58,500	5,065,515
Tesoro Corp.(u)	23,700	2,038,437
Valero Energy Corp.(u)	66,100	4,239,654
Western Refining, Inc.(u)	93,000	2,705,370
World Fuel Services Corp.	8,400	408,072

		32,785,374

Paper & Forest Products — 0.1%
Boise Cascade Co.*	13,500	279,720
KapStone Paper and Packaging Corp.	22,200	307,470

		587,190

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.(u)	91,000	5,813,080
Jazz Pharmaceuticals PLC*(u)	24,900	3,250,695
Johnson & Johnson(u)	74,700	8,082,540
Mallinckrodt PLC*(u)	49,900	3,057,872
Merck & Co., Inc.	32,100	1,698,411
Pfizer, Inc.(u)	79,105	2,344,672
Prestige Brands Holdings, Inc.*	22,600	1,206,614
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	111,200	1,215,416

		26,669,300

Professional Services — 1.1%
Korn/Ferry International	6,000	169,740
ManpowerGroup, Inc.(u)	28,500	2,320,470
On Assignment, Inc.*	19,500	719,940
Robert Half International, Inc.(u)	66,600	3,102,228

		6,312,378

Real Estate Investment Trusts (REITs) — 5.3%
AG Mortgage Investment Trust, Inc.	15,600	203,892
American Assets Trust, Inc.	17,900	714,568
Annaly Capital Management, Inc.(u)	212,300	2,178,198
Ashford Hospitality Trust, Inc.	71,400	455,532
CBL & Associates Properties, Inc.	143,500	1,707,650
Chimera Investment Corp.	94,840	1,288,875
Empire State Realty Trust, Inc. (Class A Stock), REIT	15,300	268,209
Forest City Realty Trust, Inc. (Class A Stock)	32,800	691,752
Franklin Street Properties Corp.	46,900	497,609
Geo Group, Inc. (The)(u)	80,900	2,804,803
HCP, Inc.(u)	101,200	3,297,096
Hospitality Properties Trust	76,300	2,026,528
Invesco Mortgage Capital, Inc.	89,300	1,087,674
Lexington Realty Trust	159,600	1,372,560
ProLogis, Inc.(u)	78,000	3,446,040
RLJ Lodging Trust	7,700	176,176
Ryman Hospitality Properties, Inc.	14,800	761,904
Sabra Health Care REIT, Inc.	40,400	811,636
Simon Property Group, Inc.(u)	10,900	2,263,821
Starwood Property Trust, Inc.(u)	141,600	2,680,488
Summit Hotel Properties, Inc.	37,300	446,481
WP Carey, Inc.	16,600	1,033,184

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc.	49,100	$766,942

		30,981,618

Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*(u)	77,600	2,236,432
Jones Lang LaSalle, Inc.(u)	23,600	2,768,752
Marcus & Millichap, Inc.*	22,700	576,353
Realogy Holdings Corp.*	20,300	733,033

		6,314,570

Road & Rail — 0.2%
AMERCO	1,800	643,158
ArcBest Corp.	37,300	805,307

		1,448,465

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.*	21,300	741,027
Integrated Device Technology, Inc.*	31,400	641,816
Intel Corp.(u)	216,780	7,012,833
ON Semiconductor Corp.*(u)	310,800	2,980,572
QUALCOMM, Inc.(u)	91,100	4,658,854
Skyworks Solutions, Inc.(u)	28,500	2,220,150
Teradyne, Inc.	78,300	1,690,497
Tessera Technologies, Inc.(u)	73,400	2,275,400
Texas Instruments, Inc.(u)	81,100	4,656,762

		26,877,911

Software — 7.8%
A10 Networks, Inc.*	32,700	193,584
Activision Blizzard, Inc.(u)	100,200	3,390,768
Adobe Systems, Inc.*(u)	44,200	4,145,960
CDK Global, Inc.	21,100	982,205
Citrix Systems, Inc.*(u)	43,500	3,418,230
Globant SA*	9,700	299,342
Intuit, Inc.(u)	37,800	3,931,578
Manhattan Associates, Inc.*(u)	56,700	3,224,529
Microsoft Corp.(u)	276,100	15,249,003
Nuance Communications, Inc.*(u)	118,000	2,205,420
Oracle Corp.(u)	124,700	5,101,477
Progress Software Corp.*	23,100	557,172
Symantec Corp.(u)	115,500	2,122,890
Synopsys, Inc.*	14,000	678,160

		45,500,318

Specialty Retail — 3.1%
Asbury Automotive Group, Inc.*	7,600	454,784
Cato Corp. (The) (Class A Stock)	5,200	200,460
DSW, Inc. (Class A Stock)	9,700	268,108
Express, Inc.*	50,600	1,083,346
Francesca’s Holdings Corp.*	31,400	601,624
GNC Holdings, Inc. (Class A Stock)(u)	92,700	2,943,225
Home Depot, Inc. (The)(u)	18,700	2,495,141
Lowe’s Cos., Inc.	12,700	962,025
Murphy USA, Inc.*	21,200	1,302,740
Ross Stores, Inc.	28,600	1,655,940
Staples, Inc.(u)	291,900	3,219,657
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	14,300	2,770,482

		17,957,532

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(u)	186,200	20,293,938
Hewlett Packard Enterprise Co.(u)	123,900	2,196,747

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.		158,900	$1,957,648
NCR Corp.*		34,600	1,035,578

			25,483,911

Textiles, Apparel & Luxury Goods — 1.3%
Michael Kors Holdings Ltd.*(u)		62,900	3,582,784
NIKE, Inc. (Class B Stock)(u)		43,300	2,661,651
Oxford Industries, Inc.		9,500	638,685
Wolverine World Wide, Inc.		33,100	609,702

			7,492,822

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.*		17,500	364,000

Tobacco — 1.4%
Altria Group, Inc.(u)		108,700	6,811,142
Reynolds American, Inc.		21,400	1,076,634

			7,887,776

Trading Companies & Distributors — 0.6%
HD Supply Holdings, Inc.*		59,400	1,964,358
WESCO International, Inc.*		28,400	1,552,628

			3,516,986

Wireless Telecommunication Services
Telephone & Data Systems, Inc.		8,900	267,801

TOTAL LONG-TERM INVESTMENTS (cost $680,670,118)			734,388,399

SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUND — 2.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,880,258)(w)		14,880,258	14,880,258

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.273%	06/16/16	100	99,960
0.275%	06/16/16	100	99,960
0.278%	06/16/16	200	199,920
0.285%	06/16/16	1,000	999,598
0.332%	06/16/16	100	99,960

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,499,095)			1,499,398

TOTAL SHORT-TERM INVESTMENTS (cost $16,379,353)			16,379,656

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.4% (cost $697,049,471)			750,768,055

		Shares
SECURITIES SOLD SHORT(q) — (29.5)%
COMMON STOCKS
Aerospace & Defense — (0.5)%
Aerovironment, Inc.*		8,500	(240,720)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Hexcel Corp.	32,600	(1,424,946)
TransDigm Group, Inc.*	6,600	(1,454,244)

		(3,119,910)

Banks — (1.0)%
Bank of The Ozarks, Inc.	25,800	(1,082,826)
BankUnited, Inc.	32,600	(1,122,744)
Commerce Bancshares, Inc.	15,400	(692,230)
CVB Financial Corp.	10,200	(177,990)
Eagle Bancorp, Inc.*	3,900	(187,200)
People’s United Financial, Inc.	123,600	(1,968,948)
PrivateBancorp, Inc.	11,800	(455,480)
UMB Financial Corp.	4,400	(227,172)

		(5,914,590)

Biotechnology — (1.8)%
Acceleron Pharma, Inc.*	8,400	(221,676)
Alexion Pharmaceuticals, Inc.*	33,200	(4,622,104)
Alnylam Pharmaceuticals, Inc.*	17,300	(1,085,921)
BioMarin Pharmaceutical, Inc.*	15,600	(1,286,688)
Bluebird Bio, Inc.*	45,300	(1,925,250)
Dynavax Technologies Corp.*	15,100	(290,524)
Ironwood Pharmaceuticals, Inc.*	95,000	(1,039,300)

		(10,471,463)

Building Products — (0.4)%
Allegion PLC	9,000	(573,390)
Builders FirstSource, Inc.*	74,800	(842,996)
Fortune Brands Home & Security, Inc.	4,100	(229,764)
Trex Co., Inc.*	8,600	(412,198)

		(2,058,348)

Capital Markets — (0.1)%
Janus Capital Group, Inc.	35,000	(512,050)

Chemicals — (1.9)%
Albemarle Corp.	71,600	(4,577,388)
FMC Corp.	39,800	(1,606,726)
International Flavors & Fragrances, Inc.	21,800	(2,480,186)
Mosaic Co. (The)	83,400	(2,251,800)

		(10,916,100)

Commercial Services & Supplies — (0.6)%
Healthcare Services Group, Inc.	19,500	(717,795)
Stericycle, Inc.*	20,100	(2,536,419)

		(3,254,214)

Communications Equipment — (1.5)%
Harris Corp.	18,500	(1,440,410)
Palo Alto Networks, Inc.*	34,000	(5,546,760)
ViaSat, Inc.*	23,300	(1,712,084)

		(8,699,254)

Construction & Engineering
Primoris Services Corp.	10,600	(257,580)

Consumer Finance — (0.2)%
LendingClub Corp.*	131,900	(1,094,770)

Containers & Packaging — (0.6)%
Ball Corp	48,800	(3,478,952)

Diversified Consumer Services — (0.2)%
Houghton Mifflin Harcourt Co.*	61,900	(1,234,286)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Diversified Financial Services — (0.3)%
MarketAxess Holdings, Inc.	15,800	(1,972,314)

Electric Utilities — (0.2)%
PNM Resources, Inc.	31,500	(1,062,180)

Electronic Equipment, Instruments & Components — (0.8)%
Benchmark Electronics, Inc.*	6,700	(154,435)
FARO Technologies, Inc.*	20,800	(669,968)
FEI Co.	21,800	(1,940,418)
FLIR Systems, Inc.	41,000	(1,350,950)
National Instruments Corp.	20,100	(605,211)

		(4,720,982)

Energy Equipment & Services — (0.4)%
Halliburton Co.	35,100	(1,253,772)
Patterson-UTI Energy, Inc.	62,500	(1,101,250)

		(2,355,022)

Food Products — (0.2)%
B&G Foods, Inc.	24,400	(849,364)

Gas Utilities
Laclede Group, Inc. (The)	3,700	(250,675)

Health Care Equipment & Supplies — (1.0)%
Cooper Cos., Inc. (The)	2,700	(415,719)
DexCom, Inc.*	20,900	(1,419,319)
Nevro Corp.*	34,000	(1,912,840)
Wright Medical Group NV (Netherlands)*	51,000	(846,600)
Zeltiq Aesthetics, Inc.*	45,600	(1,238,496)

		(5,832,974)

Health Care Providers & Services — (0.9)%
Acadia Healthcare Co., Inc.*	52,900	(2,915,319)
ExamWorks Group, Inc.*	45,100	(1,333,156)
Team Health Holdings, Inc.*	19,800	(827,838)

		(5,076,313)

Health Care Technology
Medidata Solutions, Inc.*	4,900	(189,679)

Hotels, Restaurants & Leisure — (0.8)%
Buffalo Wild Wings, Inc.*	16,600	(2,458,792)
ClubCorp Holdings, Inc.	25,800	(362,232)
Dunkin’ Brands Group, Inc.	36,200	(1,707,554)

		(4,528,578)

Household Products — (0.2)%
Energizer Holdings, Inc.	34,600	(1,401,646)

Independent Power & Renewable Electricity Producers — (0.2)%
Pattern Energy Group, Inc.	44,600	(850,522)

Insurance — (0.6)%
Brown & Brown, Inc.	8,200	(293,560)
Mercury General Corp.	6,700	(371,850)
RenaissanceRe Holdings Ltd. (Bermuda)	18,300	(2,192,889)
RLI Corp.	8,500	(568,310)

		(3,426,609)

Internet & Catalog Retail — (0.7)%
Expedia, Inc.	36,900	(3,978,558)

Internet Software & Services — (0.5)%
Cornerstone OnDemand, Inc.*	20,900	(684,893)
Demandware, Inc.*	23,300	(911,030)
LinkedIn Corp. (Class A Stock)*	3,200	(365,920)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Marketo, Inc.*	48,200	(943,274)

		$(2,905,117)

IT Services — (1.1)%
EPAM Systems, Inc.*	7,500	(560,025)
Global Payments, Inc.	65,100	(4,251,030)
PayPal Holdings, Inc.*	47,300	(1,825,780)

		(6,636,835)

Leisure Products — (0.5)%
Mattel, Inc.	91,800	(3,086,316)

Machinery — (0.3)%
Donaldson Co., Inc.	15,400	(491,414)
Middleby Corp. (The)*	8,900	(950,253)
RBC Bearings, Inc.*	7,400	(542,124)

		(1,983,791)

Media — (0.3)%
Lions Gate Entertainment Corp.	90,200	(1,970,870)

Metals & Mining — (0.2)%
Carpenter Technology Corp.	28,200	(965,286)

Multi-Utilities
NorthWestern Corp.	4,300	(265,525)

Oil, Gas & Consumable Fuels — (0.5)%
Callon Petroleum Co.*	40,200	(355,770)
Continental Resources, Inc.*	20,600	(625,416)
Memorial Resource Development Corp.*	28,800	(293,184)
PDC Energy, Inc.*	31,500	(1,872,675)

		(3,147,045)

Paper & Forest Products — (0.5)%
Louisiana-Pacific Corp.*	182,300	(3,120,976)

Pharmaceuticals — (0.2)%
Nektar Therapeutics*	72,500	(996,875)

Professional Services — (1.5)%
Advisory Board Co. (The)*	46,700	(1,506,075)
Huron Consulting Group, Inc.*	10,400	(605,176)
Nielsen Holdings PLC	60,700	(3,196,462)
Verisk Analytics, Inc.*	41,100	(3,284,712)

		(8,592,425)

Real Estate Investment Trusts (REITs) — (1.0)%
CyrusOne, Inc.	19,500	(890,175)
Education Realty Trust, Inc.	4,400	(183,040)
Equity One, Inc.	14,500	(415,570)
National Retail Properties, Inc.	36,100	(1,667,820)
Potlatch Corp.	5,900	(185,850)
QTS Realty Trust, Inc. (Class A Stock)	8,400	(397,992)
Realty Income Corp.	32,500	(2,031,575)

		(5,772,022)

Real Estate Management & Development — (0.3)%
Howard Hughes Corp. (The)*	15,500	(1,641,295)

Road & Rail — (0.1)%
Knight Transportation, Inc.	18,900	(494,235)

Semiconductors & Semiconductor Equipment — (1.7)%
Cavium, Inc.*	36,700	(2,244,572)
Cypress Semiconductor Corp.	406,000	(3,515,960)
Diodes, Inc.*	13,300	(267,330)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
M/A-COM Technology Solutions Holdings, Inc.*	29,900	(1,309,321)
Microchip Technology, Inc.	36,900	(1,778,580)
Ultratech, Inc.*	32,700	(714,168)

		(9,829,931)

Software — (3.5)%
CommVault Systems, Inc.*	6,400	(276,288)
HubSpot, Inc.*	13,100	(571,422)
NetSuite, Inc.*	41,000	(2,808,090)
Proofpoint, Inc.*	45,800	(2,463,124)
RingCentral, Inc.*	11,600	(182,700)
ServiceNow, Inc.*	19,300	(1,180,774)
Splunk, Inc.*	102,100	(4,995,753)
Tyler Technologies, Inc.*	14,400	(1,851,984)
Workday, Inc. (Class A Stock)*	75,400	(5,793,736)

		(20,123,871)

Specialty Retail — (1.2)%
Advance Auto Parts, Inc.	30,300	(4,858,302)
Monro Muffler Brake, Inc.	23,700	(1,693,839)
Select Comfort Corp.*	15,100	(292,789)

		(6,844,930)

Textiles, Apparel & Luxury Goods — (0.9)%
Under Armour, Inc. (Class A Stock)*	57,900	(4,911,657)

Thrifts & Mortgage Finance — (0.1)%
PHH Corp.*	38,300	(480,282)

TOTAL SECURITIES SOLD SHORT (proceeds received $168,419,972)		(171,276,217)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $528,629,499)		579,491,838
Other assets in excess of liabilities(z) — 0.1%		716,114

NET ASSETS — 100.0%		$580,207,952

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)	The aggregate value of securities sold short is $171,276,217. Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $557,844,322, exceeds the value of securities sold short as of March 31, 2016. Securities sold short are subject to contractual netting arrangements.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $557,639,345.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Positions:
146	S&P 500 E-Mini	Jun. 2016	$14,777,115	$14,975,950	$198,835
14	S&P Mid Cap 400 E-Mini	Jun. 2016	1,974,740	2,017,680	42,940

					$241,775

(1)	U.S. Treasury Obligations with a market value of $1,499,398 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2016.

(2)	The amount represents fair value of derivative instruments subject to equity risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,835,572	$—	$—
Air Freight & Logistics	5,898,049	—	—
Airlines	8,058,208	—	—
Auto Components	3,593,675	—	—
Automobiles	8,079,017	—	—
Banks	33,153,476	—	—
Beverages	9,985,341	—	—
Biotechnology	32,069,726	—	—
Building Products	7,237,710	—	—
Capital Markets	9,556,134	—	—
Chemicals	19,273,355	—	—
Commercial Services & Supplies	1,938,609	—	—
Communications Equipment	12,992,996	—	—
Construction & Engineering	2,929,903	—	—
Construction Materials	3,877,996	—	—
Consumer Finance	5,279,164	—	—
Containers & Packaging	6,527,032	—	—
Distributors	3,162,284	—	—
Diversified Financial Services	8,983,962	—	—
Diversified Telecommunication Services	17,230,444	—	—
Electric Utilities	15,105,649	—	—
Electrical Equipment	7,371,588	—	—
Electronic Equipment, Instruments & Components	6,215,525	—	—
Energy Equipment & Services	3,784,751	—	—
Food & Staples Retailing	10,813,923	—	—
Food Products	13,910,569	—	—
Gas Utilities	3,207,084	—	—
Health Care Equipment & Supplies	22,679,878	—	—
Health Care Providers & Services	19,513,169	—	—
Health Care Technology	249,936	—	—
Hotels, Restaurants & Leisure	17,328,479	—	—
Household Durables	6,241,220	—	—
Household Products	9,559,961	—	—
Independent Power & Renewable Electricity Producers	5,578,531	—	—
Industrial Conglomerates	12,733,161	—	—
Insurance	15,164,285	—	—
Internet & Catalog Retail	10,323,361	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$29,374,347	$—	$—
IT Services	24,202,661	—	—
Leisure Products	4,201,334	—	—
Life Sciences Tools & Services	3,274,362	—	—
Machinery	6,470,706	—	—
Marine	931,944	—	—
Media	16,551,451	—	—
Metals & Mining	6,276,684	—	—
Multiline Retail	7,977,156	—	—
Multi-Utilities	2,236,079	—	—
Oil, Gas & Consumable Fuels	32,785,374	—	—
Paper & Forest Products	587,190	—	—
Pharmaceuticals	26,669,300	—	—
Professional Services	6,312,378	—	—
Real Estate Investment Trusts (REITs)	30,981,618	—	—
Real Estate Management & Development	6,314,570	—	—
Road & Rail	1,448,465	—	—
Semiconductors & Semiconductor Equipment	26,877,911	—	—
Software	45,500,318	—	—
Specialty Retail	17,957,532	—	—
Technology Hardware, Storage & Peripherals	25,483,911	—	—
Textiles, Apparel & Luxury Goods	7,492,822	—	—
Thrifts & Mortgage Finance	364,000	—	—
Tobacco	7,887,776	—	—
Trading Companies & Distributors	3,516,986	—	—
Wireless Telecommunication Services	267,801	—	—
Affiliated Mutual Fund	14,880,258	—	—
U.S. Treasury Obligations	—	1,499,398	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(3,119,910)	—	—
Banks	(5,914,590)	—	—
Biotechnology	(10,471,463)	—	—
Building Products	(2,058,348)	—	—
Capital Markets	(512,050)	—	—
Chemicals	(10,916,100)	—	—
Commercial Services & Supplies	(3,254,214)	—	—
Communications Equipment	(8,699,254)	—	—
Construction & Engineering	(257,580)	—	—
Consumer Finance	(1,094,770)	—	—
Containers & Packaging	(3,478,952)	—	—
Diversified Consumer Services	(1,234,286)	—	—
Diversified Financial Services	(1,972,314)	—	—
Electric Utilities	(1,062,180)	—	—
Electronic Equipment, Instruments & Components	(4,720,982)	—	—
Energy Equipment & Services	(2,355,022)	—	—
Food Products	(849,364)	—	—
Gas Utilities	(250,675)	—	—
Health Care Equipment & Supplies	(5,832,974)	—	—
Health Care Providers & Services	(5,076,313)	—	—
Health Care Technology	(189,679)	—	—
Hotels, Restaurants & Leisure	(4,528,578)	—	—
Household Products	(1,401,646)	—	—
Independent Power & Renewable Electricity Producers	(850,522)	—	—
Insurance	(3,426,609)	—	—
Internet & Catalog Retail	(3,978,558)	—	—
Internet Software & Services	(2,905,117)	—	—
IT Services	(6,636,835)	—	—
Leisure Products	(3,086,316)	—	—
Machinery	(1,983,791)	—	—
Media	(1,970,870)	—	—
Metals & Mining	(965,286)	—	—
Multi-Utilities	(265,525)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Oil, Gas & Consumable Fuels	$(3,147,045)	$—	$—
Paper & Forest Products	(3,120,976)	—	—
Pharmaceuticals	(996,875)	—	—
Professional Services	(8,592,425)	—	—
Real Estate Investment Trusts (REITs)	(5,772,022)	—	—
Real Estate Management & Development	(1,641,295)	—	—
Road & Rail	(494,235)	—	—
Semiconductors & Semiconductor Equipment	(9,829,931)	—	—
Software	(20,123,871)	—	—
Specialty Retail	(6,844,930)	—	—
Textiles, Apparel & Luxury Goods	(4,911,657)	—	—
Thrifts & Mortgage Finance	(480,282)	—	—
Other Financial Instruments*
Futures Contracts	241,775	—	—

Total	$578,234,215	$1,499,398	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	2,445,227	$25,430,360
AST AQR Emerging Markets Equity Portfolio*	167,402	1,473,137
AST AQR Large-Cap Portfolio*	8,463,493	115,357,412
AST Blackrock / Loomis Sayles Bond Portfolio*	765,829	9,871,541
AST Blackrock Low Duration Bond Portfolio*	575,956	6,024,503
AST Boston Partners Large-Cap Value Portfolio*	1,299,081	22,448,117
AST ClearBridge Dividend Growth Portfolio*	3,756,776	51,129,717
AST Cohen & Steers Realty Portfolio*	21,423	228,582
AST Goldman Sachs Global Income Portfolio*	1,516,316	15,754,525
AST Goldman Sachs Large-Cap Value Portfolio*	1,129,066	27,842,757
AST Goldman Sachs Mid-Cap Growth Portfolio*	487,292	3,518,249
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,101,718
AST Goldman Sachs Strategic Income Portfolio*	666,191	6,262,197
AST Herndon Large-Cap Value Portfolio*	968,486	11,660,575
AST High Yield Portfolio*	1,368,806	11,443,221
AST International Growth Portfolio*	4,103,334	54,861,572
AST International Value Portfolio*	3,220,395	54,360,275
AST Jennison Large-Cap Growth Portfolio*	1,077,595	23,545,440
AST Large-Cap Value Portfolio*	905,666	18,973,693
AST Loomis Sayles Large-Cap Growth Portfolio*	1,117,541	39,393,309
AST Lord Abbett Core Fixed Income Portfolio*	1,542,050	18,843,852
AST MFS Growth Portfolio*	1,785,584	31,176,290
AST MFS Large-Cap Value Portfolio*	2,000,024	30,840,364
AST Mid-Cap Value Portfolio*	92,009	1,771,164
AST Money Market Portfolio*	1,096,667	1,096,667
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	65,106	1,749,399
AST Parametric Emerging Markets Equity Portfolio*	166,653	1,279,896
AST Prudential Core Bond Portfolio*	4,704,634	54,291,478

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA Emerging Markets Equity Portfolio*	111,317	$926,160
AST QMA International Core Equity Portfolio*	2,763,022	27,188,134
AST QMA Large-Cap Portfolio*	8,285,044	115,824,916
AST Small-Cap Growth Opportunities Portfolio*	746,049	9,855,313
AST Small-Cap Growth Portfolio*	329,298	9,977,715
AST Small-Cap Value Portfolio*	1,001,718	21,186,340
AST T. Rowe Price Large-Cap Growth Portfolio*	775,330	17,724,052
AST T. Rowe Price Natural Resources Portfolio*	50	905
AST Wellington Global Bond Portfolio*	2,902,301	30,300,019
AST Western Asset Core Plus Bond Portfolio*	3,108,546	36,680,841
AST Western Asset Emerging Markets Debt Portfolio*	286,833	2,831,037

TOTAL LONG-TERM INVESTMENTS (cost $897,353,251)(w)		915,225,442

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,164,169)(w)	5,164,169	5,164,169

TOTAL INVESTMENTS — 100.0% (cost $902,517,420)		920,389,611
Liabilities in excess of other assets		(97,835)

NET ASSETS — 100.0%		$920,291,776

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$920,389,611	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%
COMMON STOCKS — 56.0%
Argentina
Banco Macro SA, ADR	4,652	$299,914

Australia — 0.5%
Australia & New Zealand Banking Group Ltd.	368,507	6,606,007
Bank of Queensland Ltd.	252,089	2,337,306
Beach Energy Ltd.	2,435,354	1,225,223
CSR Ltd.	398,336	1,004,994
Downer EDI Ltd.	771,293	2,269,321
Primary Health Care Ltd.	504,280	1,444,646
Star Entertainment Group Ltd. (The)	648,552	2,820,621
Telstra Corp. Ltd.	2,224,498	9,078,095

		26,786,213

Austria — 0.2%
ams AG	113,912	3,903,688
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,088,639
Wienerberger AG	119,600	2,296,732

		7,289,059

Belgium — 0.2%
Anheuser-Busch InBev NV	44,365	5,511,778
Delhaize Group	32,061	3,341,431
Melexis NV	14,425	783,074
Ontex Group NV	53,078	1,738,220

		11,374,503

Brazil — 0.1%
Banco do Brasil SA	19,200	104,233
Banco Santander SA, UTS	68,100	320,268
BM&FBovespa SA	135,800	577,848
Cia Paranaense de Energia, ADR	11,456	90,732
Cosan Ltd. (Class A Stock)	16,156	79,488
JBS SA	396,600	1,206,681
Kroton Educacional SA	46,600	148,782
Marfrig Global Foods SA*	133,800	242,992
MRV Engenharia e Participacoes SA	243,800	805,513
Multiplus SA	20,400	185,865
Petroleo Brasileiro SA*	358,700	1,057,450
Sul America SA, UTS	137,900	614,781
Transmissora Alianca de Energia Eletrica SA, UTS	24,900	139,470

		5,574,103

Canada — 2.0%
Alimentation Couche-Tard, Inc. (Class B Stock)	257,104	11,442,242
BCE, Inc.	93,513	4,261,817
Canadian Natural Resources Ltd.	207,403	5,610,062
Canadian Tire Corp. Ltd. (Class A Stock)	62,023	6,456,123
CCL Industries, Inc. (Class B Stock)	22,490	4,268,554
CGI Group, Inc. (Class A Stock)*(a)	234,573	11,210,738
Cogeco Communications, Inc.	45,879	2,446,644
Cott Corp.	87,889	1,220,778
Crescent Point Energy Corp.	34,565	478,380
DH Corp.	92,660	2,756,078
Empire Co. Ltd. (Class A Stock)	185,963	3,221,688
Enbridge Income Fund Holdings, Inc.	115,410	2,630,326
Fortis, Inc.(a)	36,661	1,149,158

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Genworth MI Canada, Inc.(a)	49,168	$1,158,832
George Weston Ltd.	7,010	627,621
Linamar Corp.	39,856	1,917,691
Magna International, Inc.	188,987	8,124,076
Mercer International, Inc.	122,355	1,156,255
Metro, Inc.	199,187	6,910,773
National Bank of Canada(a)	128,715	4,211,049
Nevsun Resources Ltd.	262,326	848,330
Royal Bank of Canada	231,817	13,356,586
Shaw Communications, Inc. (Class B Stock)	37,082	716,371
Suncor Energy, Inc.	83,904	2,336,714
Transcontinental, Inc. (Class A Stock)	102,111	1,618,051
Western Forest Products, Inc.	237,330	422,123
WSP Global, Inc.	17,803	527,750

		101,084,810

Chile
Banco Santander Chile, ADR	45,972	889,558

China — 0.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,954,000	702,971
Alibaba Group Holding Ltd., ADR*(a)	3,012	238,038
ANTA Sports Products Ltd.	443,000	975,240
Bank of China Ltd. (Class H Stock)	2,250,000	934,124
Bank of Communications Co. Ltd. (Class H Stock)	2,059,000	1,354,760
Beijing Capital International Airport Co. Ltd. (Class H Stock)	286,000	305,450
Beijing Capital Land Ltd. (Class H Stock)	338,000	141,048
China Communications Construction Co. Ltd. (Class H Stock)	68,000	81,405
China Communications Services Corp. Ltd. (Class H Stock)	532,000	242,922
China Construction Bank Corp. (Class H Stock)	1,165,000	745,780
China Dongxiang Group Co. Ltd.	863,000	174,797
China Everbright Bank Co. Ltd. (Class H Stock)	1,687,000	820,094
China Merchants Bank Co. Ltd. (Class H Stock)	552,500	1,162,746
China Metal Resources Utilization Ltd., 144A	292,000	98,611
China Mobile Ltd.	108,000	1,196,097
China Petroleum & Chemical Corp. (Class H Stock)	3,068,200	1,993,108
China Power International Development Ltd.	908,000	470,346
China Southern Airlines Co. Ltd. (Class H Stock)	1,212,000	763,136
China Taiping Insurance Holdings Co. Ltd.*	72,200	159,017
China Telecom Corp. Ltd. (Class H Stock)	1,672,000	885,196
China Travel International Investment Hong Kong Ltd.	190,000	63,750
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,979,000	1,047,646
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	223,200	319,827
Hua Hong Semiconductor Ltd., 144A*	145,000	145,048
Huadian Power International Corp. Ltd. (Class H Stock)	104,000	66,359

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Huaneng Power International, Inc. (Class H Stock)	402,000	$360,444
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,642,000	2,600,327
KWG Property Holding Ltd.	410,000	269,718
Longfor Properties Co. Ltd.	244,000	347,120
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	374,500	1,797,142
Qingdao Port International Co. Ltd. (Class H Stock), 144A	175,000	81,515
Shenzhen Expressway Co. Ltd. (Class H Stock)	692,000	604,960
Sichuan Expressway Co. Ltd. (Class H Stock)	544,000	180,442
Silergy Corp.	31,000	423,228
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	1,096,000	556,347
Sinopharm Group Co. Ltd. (Class H Stock)	349,200	1,578,123
TCL Communication Technology Holdings Ltd.	99,000	65,167
Tencent Holdings Ltd.	244,100	4,990,470
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	513,400	736,396
Yangzijiang Shipbuilding Holdings Ltd.	717,400	521,044
Zhejiang Expressway Co. Ltd. (Class H Stock)	1,184,000	1,270,548

		31,470,507

Colombia
Corp. Financiera Colombiana	19,809	255,625

Denmark — 0.9%
A.P. Moeller - Maersk A/S (Class B Stock)	3,424	4,488,971
Ambu A/S (Class B Stock)(a)	54,200	1,918,794
Coloplast A/S (Class B Stock)	45,990	3,480,203
Danske Bank A/S	340,834	9,618,493
DSV A/S	145,804	6,064,608
GN Store Nord A/S(a)	79,500	1,659,847
Novo Nordisk A/S (Class B Stock)	211,623	11,460,145
OW Bunker A/S*(g)	53,469	—
SimCorp A/S	119,467	5,506,953
TDC A/S	494,857	2,418,638
Topdanmark A/S*	26,853	682,254

		47,298,906

Faroe Islands
Bakkafrost P/F	27,760	1,074,192

Finland — 0.2%
Amer Sports OYJ	71,600	2,078,520
Huhtamaki OYJ	111,901	4,148,961
Nokian Renkaat OYJ	37,581	1,325,881

		7,553,362

France — 2.0%
AXA SA	78,481	1,840,282
BNP Paribas SA	80,952	4,067,085
Bureau Veritas SA	182,180	4,050,491
Cap Gemini SA	72,460	6,797,083
Cie Generale des Etablissements Michelin	66,673	6,811,902
Credit Agricole SA	110,945	1,199,748

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Dassault Systemes	39,916	$3,162,614
Eiffage SA	35,911	2,755,618
GameLoft SE*	194,300	1,650,098
Ingenico Group	44,033	5,047,589
Interparfums SA(a)	40,026	1,043,907
Ipsen SA	19,974	1,145,357
Korian SA	59,355	1,746,775
Legrand SA	93,460	5,223,867
L’Oreal SA	19,963	3,571,117
LVMH Moet Hennessy Louis Vuitton SE	18,515	3,163,785
Nexity SA	32,429	1,687,741
Orange SA	632,239	11,040,759
Orpea	25,431	2,115,341
Sartorius Stedim Biotech	11,006	4,187,455
Societe BIC SA	25,500	3,831,516
Sodexo SA	16,321	1,756,538
Teleperformance	25,513	2,240,898
Thales SA	37,504	3,277,286
Total SA	213,508	9,714,922
UBISOFT Entertainment*	79,764	2,501,243
Valeo SA	32,107	4,992,602
Virbac SA	9,600	1,665,484

		102,289,103

Germany — 2.0%
Aurubis AG	42,584	2,116,024
Bayerische Motoren Werke AG	25,242	2,317,366
Bechtle AG	18,500	1,906,626
Bertrandt AG	12,493	1,430,650
Brenntag AG	38,636	2,201,591
CANCOM SE	40,907	2,038,211
Continental AG	35,540	8,060,841
Daimler AG	135,809	10,393,841
Deutsche Bank AG	43,228	733,891
Deutsche Lufthansa AG*	178,049	2,873,613
Fresenius SE & Co. KGaA	75,142	5,477,302
Hannover Rueck SE	36,176	4,204,467
Hugo Boss AG	65,149	4,259,066
Infineon Technologies AG	569,024	8,067,831
Jenoptik AG	89,200	1,427,388
LEG Immobilien AG*	32,224	3,032,107
Merck KGaA	97,664	8,124,073
MTU Aero Engines AG	9,500	909,301
Muenchener Rueckversicherungs- Gesellschaft AG	41,655	8,453,662
Rational AG	5,292	2,828,664
SAP SE	139,641	11,236,712
Stroer SE & Co. KGaA	26,855	1,684,882
Symrise AG	28,013	1,875,530
Talanx AG	40,257	1,371,912
TLG Immobilien AG	96,492	2,103,201
Volkswagen AG	9,700	1,409,165

		100,537,917

Hong Kong — 0.2%
Cathay Pacific Airways Ltd.	583,000	1,009,759
Cheung Kong Property Holdings Ltd.	38,780	249,909
China High Speed Transmission Equipment Group Co. Ltd.*	165,000	137,457

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
China Resources Cement Holdings Ltd.	1,636,000	$500,776
CK Hutchison Holdings Ltd.	204,036	2,650,844
Dah Sing Banking Group Ltd.	38,000	66,826
Global Brands Group Holding Ltd.*	948,000	114,846
Ju Teng International Holdings Ltd.	308,000	158,924
Kerry Properties Ltd.	235,500	646,591
Mason Financial Holdings Ltd.*	1,100,000	46,161
Orient Overseas International Ltd.	175,500	678,260
PCCW Ltd.	2,354,000	1,524,715
Shimao Property Holdings Ltd.	720,500	1,068,454
Skyworth Digital Holdings Ltd.	2,040,000	1,264,652
Truly International Holdings Ltd.	884,000	256,144
Wasion Group Holdings Ltd.	296,000	156,782
Wheelock & Co. Ltd.	67,000	299,386

		10,830,486

Hungary
Magyar Telekom Telecommunications PLC*	174,553	288,488
MOL Hungarian Oil & Gas PLC	7,472	449,139
OTP Bank PLC	13,009	326,364
Richter Gedeon Nyrt	26,785	533,589

		1,597,580

India
Axis Bank Ltd., GDR, RegS (original cost $477,182; purchased 12/18/14-10/29/15)(f)	12,515	420,855
Reliance Industries Ltd., GDR, 144A (original cost $121,521; purchased 12/17/14-10/29/15)(f)	4,296	132,568
Vedanta Ltd., ADR	26,189	144,040
WNS Holdings Ltd., ADR*	10,329	316,481

		1,013,944

Indonesia
Bank Negara Indonesia Persero Tbk PT	623,700	244,508
Telekomunikasi Indonesia Persero Tbk PT	7,142,800	1,800,444

		2,044,952

Ireland — 0.5%
Dalata Hotel Group PLC*	252,904	1,281,485
Glanbia PLC	87,495	1,772,399
Greencore Group PLC	326,164	1,753,592
ICON PLC*	14,871	1,116,812
Kerry Group PLC (Class A Stock)*	42,157	3,920,514
Kingspan Group PLC	153,974	4,091,092
Origin Enterprises PLC*	140,002	1,070,554
Permanent TSB Group Holdings PLC*	286,878	884,529
Prothena Corp. PLC*	9,194	378,425
Shire PLC	94,554	5,392,848
Smurfit Kappa Group PLC*	220,103	5,661,834

		27,324,084

Israel — 0.1%
Check Point Software Technologies Ltd.*(a)	52,060	4,553,688
Mellanox Technologies Ltd.*	14,382	781,374
Mizrahi Tefahot Bank Ltd.	9,739	114,252
Tower Semiconductor Ltd.*	22,940	278,033

		5,727,347

	Shares	Value
COMMON STOCKS (Continued)
Italy — 0.3%
A2A SpA	1,865,811	$2,422,716
Anima Holding SpA, 144A	197,000	1,436,630
Banca Popolare di Milano Scarl	499,691	348,871
Credito Valtellinese Scarl*	617,525	403,825
De’Longhi	153,620	3,491,850
FinecoBank Banca Fineco SpA	148,743	1,250,909
Luxottica Group SpA	35,880	1,976,557
Recordati SpA	97,939	2,449,829
Unipol Gruppo Finanziario SpA	434,649	1,756,294
Yoox Net-A-Porter Group SpA*	54,299	1,663,861

		17,201,342

Japan — 2.6%
Aisin Seiki Co. Ltd.(a)	141,900	5,341,095
Bandai Namco Holdings, Inc.	181,800	3,962,952
Calsonic Kansei Corp.	245,000	1,820,438
Central Japan Railway Co.	20,300	3,590,084
COMSYS Holdings Corp.	159,400	2,458,525
Fujikura Ltd.	256,000	1,203,335
ITOCHU Corp.(a)	588,400	7,230,752
Japan Airlines Co. Ltd.(a)	146,100	5,356,022
Japan Display, Inc.*(a)	656,000	1,280,732
JX Holdings, Inc.	1,336,400	5,145,625
Konica Minolta, Inc.	125,000	1,060,200
Marubeni Corp.(a)	465,800	2,356,671
Matsumotokiyoshi Holdings Co. Ltd.	46,500	2,431,748
Mitsubishi Corp.(a)	290,600	4,917,381
Mitsubishi Gas Chemical Co., Inc.	459,000	2,465,081
Mitsubishi Materials Corp.(a)	738,000	2,082,159
Mitsubishi UFJ Financial Group, Inc.	532,400	2,466,932
Mitsui & Co. Ltd.(a)	543,100	6,244,817
Mitsui Engineering & Shipbuilding Co. Ltd.	1,314,000	1,960,058
Mizuho Financial Group, Inc.	5,464,300	8,143,353
NHK Spring Co. Ltd.	242,000	2,314,183
Nippon Telegraph & Telephone Corp.	275,100	11,883,635
Nissan Motor Co. Ltd.	1,114,800	10,306,600
Ricoh Co. Ltd.(a)	413,200	4,205,606
Seiko Epson Corp.	116,200	1,868,839
Seino Holdings Co. Ltd.	217,400	2,338,826
Sekisui House Ltd.	321,100	5,417,464
Sojitz Corp.	1,024,800	2,103,984
Sumitomo Mitsui Financial Group, Inc.	206,800	6,277,968
Sumitomo Osaka Cement Co. Ltd.	550,000	2,160,443
Tokai Rika Co. Ltd.	97,100	1,824,984
Toyoda Gosei Co. Ltd.	55,400	1,068,414
West Japan Railway Co.	103,000	6,359,961
Yokohama Rubber Co. Ltd. (The)	134,300	2,207,728

		131,856,595

Malaysia — 0.1%
Berjaya Auto Bhd	708,020	393,798
Hong Leong Financial Group Bhd	161,600	642,713
MISC Bhd	89,600	204,393
Sunway Bhd	213,600	171,909
Tenaga Nasional Bhd	514,700	1,838,802
Top Glove Corp. Bhd	207,000	266,317
YTL Power International Bhd	206,000	78,162

		3,596,094

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	348,500	$271,100
El Puerto de Liverpool SAB de CV (Class C1 Stock)	35,800	422,978
Gentera SAB de CV	161,400	318,556
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	1,614	73,582
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,928	171,033
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	6,700	59,639
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,293	1,245,360
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	43,910	661,148
Grupo Lala SAB de CV	164,300	446,574
Industrias Bachoco SAB de CV, ADR	20,480	1,050,214
Telesites SAB*	17,425	9,833
Vitro SAB de CV (Class A Stock)	75,500	251,752

		4,981,769

Monaco
Scorpio Tankers, Inc.	91,353	532,588

Netherlands — 1.0%
Aalberts Industries NV	43,892	1,519,951
Aegon NV	721,623	3,965,897
AerCap Holdings NV*	151,111	5,857,062
Akzo Nobel NV	36,445	2,484,350
Amsterdam Commodities NV	26,184	705,542
ASML Holding NV	50,009	5,032,638
BE Semiconductor Industries NV	74,539	2,036,695
Boskalis Westminster	56,328	2,207,663
Brunel International NV	66,996	1,407,698
Euronext NV, 144A	32,300	1,339,642
Flow Traders, 144A	31,694	1,469,204
IMCD Group NV	25,600	956,755
ING Groep NV, CVA	175,358	2,098,483
NN Group NV	37,804	1,234,103
Royal Dutch Shell PLC (Class A Stock), (XEQT)	323,415	7,837,546
Royal Dutch Shell PLC (Class B Stock)	246,807	6,005,974
TomTom NV*	224,100	2,183,159

		48,342,362

New Zealand
Air New Zealand Ltd.	960,681	1,899,345

Norway — 0.3%
BW LPG Ltd., 144A	24,279	147,272
DNB ASA	324,550	3,832,382
Marine Harvest ASA*	378,171	5,822,253
Opera Software ASA	152,958	1,215,228
Prosafe SE(a)	96,004	56,447
Salmar ASA	62,764	1,537,760
Ship Finance International Ltd.(a)	21,661	300,871
Yara International ASA	45,901	1,723,113

		14,635,326

Philippines — 0.1%
Ayala Corp.	22,910	373,210
BDO Unibank, Inc.	28,380	63,025

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
DMCI Holdings, Inc.	1,389,650	$404,461
Globe Telecom, Inc.	6,355	306,333
Metropolitan Bank & Trust Co.	139,230	249,272
SM Prime Holdings, Inc.	871,800	415,830
Universal Robina Corp.	100,230	471,930

		2,284,061

Poland
AmRest Holdings SE*	1,402	78,532
Asseco Poland SA	27,949	453,187
Energa SA	19,815	69,505
Polskie Gornictwo Naftowe i Gazownictwo SA	144,445	205,625

		806,849

Portugal
CTT-Correios de Portugal SA	90,960	855,011

Russia — 0.1%
Magnitogorsk Iron & Steel Works OJSC, GDR, RegS (original cost $80,657; purchased 12/11/15-12/14/15)(f)	22,978	98,470
Mobile TeleSystems PJSC, ADR(a)	120,193	972,361
Phosagro OAO, GDR,RegS (original cost $201,829; purchased 12/11/15)(f)	15,523	217,300
Severstal PAO, GDR, RegS (original cost $935,036; purchased 04/28/15-12/11/15)(f)	86,359	919,646
Sistema JSFC, GDR, RegS (original cost $222,416; purchased 04/28/15-10/29/15)(f)	30,094	194,407
United Co. RUSAL PLC	395,000	136,825
X5 Retail Group NV, GDR, RegS (original cost $319,809; purchased 12/11/15-12/14/15)*(f)	16,827	356,752

		2,895,761

Singapore
Broadcom Ltd.	10,235	1,581,307
SMRT Corp. Ltd.	60,700	67,983
Wing Tai Holdings Ltd.	286,700	373,988

		2,023,278

South Africa — 0.2%
AECI Ltd.	19,341	119,213
AVI Ltd.	119,382	702,525
Capitec Bank Holdings Ltd.	6,731	260,595
Famous Brands Ltd.	7,934	62,822
Investec Ltd.	136,049	1,011,725
JSE Ltd.	9,719	97,966
Lewis Group Ltd.	20,846	66,363
Liberty Holdings Ltd.	107,405	1,051,734
Mondi Ltd.	55,337	1,064,851
Naspers Ltd. (Class N Stock)	5,170	720,697
Net 1 UEPS Technologies, Inc.*	20,585	189,382
Pick’n Pay Holdings Ltd.	54,315	104,703
Sappi Ltd.*	116,180	513,966
Sasol	25,557	758,390

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
SPAR Group Ltd. (The)	53,130	$716,137
Telkom SA SOC Ltd.	131,893	513,585

		7,954,654

South Korea — 0.4%
BGF retail Co. Ltd.	6,753	968,468
CJ E&M Corp.	8,333	465,244
Dongbu Insurance Co. Ltd.	11,845	787,790
Dongwon F&B Co. Ltd.	534	156,037
Halla Holdings Corp.	5,198	245,416
Hanil Cement Co. Ltd.	3,245	263,802
Hansae Co. Ltd.	3,956	196,134
Hanwha General Insurance Co. Ltd.	17,085	126,353
Hyosung Corp.	13,524	1,702,110
Hyundai Marine & Fire Insurance Co. Ltd.	4,481	130,158
Hyundai Motor Co.	4,111	548,640
Hyundai Securities Co. Ltd.	58,698	352,746
Kia Motors Corp.	18,954	800,636
KISWIRE Ltd.	2,414	93,823
Korea Electric Power Corp.	38,029	1,992,167
Korea Petrochemical Ind Co. Ltd.	8,155	1,830,879
LG Life Sciences Ltd.*	15,035	884,247
Lotte Chemical Corp.	494	147,741
Meritz Securities Co. Ltd.	82,953	258,815
Osstem Implant Co. Ltd.*	968	66,645
S&T Motiv Co. Ltd.	4,799	290,222
Samsung Electronics Co. Ltd.	3,861	4,430,911
Samsung Electronics Co. Ltd., GDR (original cost $1,719,891; purchased 04/30/13-10/29/15)(f)	2,573	1,465,173
Shinsegae Co. Ltd.	4,702	835,327
SK Innovation Co. Ltd.	8,273	1,246,865
S-Oil Corp.	2,612	223,972
Ssangyong Cement Industrial Co. Ltd.*	4,685	79,446

		20,589,767

Spain — 0.6%
Almirall SA	64,747	1,086,044
Amadeus IT Holding SA (Class A Stock)	104,325	4,461,356
Banco de Sabadell SA	374,478	672,508
Bolsas y Mercados Espanoles SHMSF SA(a)	46,200	1,487,685
Cia de Distribucion Integral Logista Holdings SA	48,554	1,095,574
Cie Automotive SA	106,366	1,912,569
Distribuidora Internacional de Alimentacion SA*	395,259	2,048,052
Gamesa Corp. Tecnologica SA	112,000	2,204,088
Gas Natural SDG SA	125,554	2,534,779
Iberdrola SA	464,095	3,089,468
Industria de Diseno Textil SA	103,843	3,480,785
Mapfre SA	482,596	1,038,640
Melia Hotels International SA(a)	156,914	1,842,269
NH Hotel Group SA*	144,000	660,889
Repsol SA	219,434	2,467,309

		30,082,015

Sweden — 1.5%
AAK AB	19,900	1,579,576

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Assa Abloy AB (Class B Stock)	207,490	$4,084,959
Atlas Copco AB (Class A Stock)	220,691	5,538,760
Betsson AB*	161,500	2,502,504
Bilia AB (Class A Stock)	42,121	942,783
BioGaia AB (Class B Stock)	48,200	1,282,035
Elekta AB (Class B Stock)(a)	220,527	1,645,987
Hexagon AB (Class B Stock)	158,180	6,147,726
Hexpol AB	260,046	2,885,206
Indutrade AB	30,900	1,895,042
Infant Bacterial Therapeutics AB*	4,820	61,302
JM AB	73,839	1,910,872
NetEnt AB*	53,962	3,043,904
Nibe Industrier AB (Class B Stock)	51,000	1,747,826
Nordea Bank AB	292,915	2,809,613
Peab AB	138,706	1,225,875
Scandi Standard AB	180,000	1,306,504
Skandinaviska Enskilda Banken AB (Class A Stock)	459,730	4,384,091
Svenska Cellulosa AB (Class B Stock)	379,419	11,834,373
Swedbank AB (Class A Stock)	308,951	6,635,190
Tobii AB*	239,000	1,630,726
Trelleborg AB (Class B Stock)	225,616	4,455,088
Vitrolife AB	40,300	1,693,835
Wallenstam AB (Class B Stock)	227,800	1,965,649

		73,209,426

Switzerland — 1.2%
Burckhardt Compression Holding AG	3,550	1,216,447
Chocoladefabriken Lindt & Spruengli AG	537	3,327,270
Cie Financiere Richemont SA	97,488	6,439,129
Clariant AG*	124,532	2,252,690
Georg Fischer AG	2,162	1,745,945
Interroll Holding AG*	2,555	2,247,702
Julius Baer Group Ltd.*	69,144	2,963,301
Leonteq AG*	875	82,751
Lonza Group AG*	7,431	1,256,146
Nestle SA	26,845	2,003,195
Novartis AG	120,328	8,705,964
Roche Holding AG	21,960	5,392,065
Sunrise Communications Group AG, 144A*	11,400	782,527
Swiss Life Holding*	22,665	6,014,562
Swiss Re AG	123,083	11,365,443
TE Connectivity Ltd.	36,515	2,261,009
U-Blox AG*	5,120	983,305

		59,039,451

Taiwan — 0.4%
Advanced Semiconductor Engineering, Inc., ADR	79,297	463,887
AU Optronics Corp., ADR	32,915	97,099
Catcher Technology Co. Ltd.	156,000	1,278,538
China Motor Corp.	381,000	273,174
Compeq Manufacturing Co. Ltd.	1,386,000	886,484
Coretronic Corp.	74,500	76,107
CTBC Financial Holding Co. Ltd.	2,992,000	1,579,969
E.Sun Financial Holding Co. Ltd.	832,000	465,264
Far Eastern New Century Corp.	266,000	217,242
Hon Hai Precision Industry Co. Ltd.	976,222	2,569,668

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Hon Hai Precision Industry Co. Ltd., GDR, RegS (original cost $139,703; purchased 12/11/15-12/15/15)(f)	26,339	$140,914
Mega Financial Holding Co. Ltd.	965,000	686,361
Pegatron Corp.	523,000	1,217,542
Radiant Opto-Electronics Corp.	312,000	604,688
Siliconware Precision Industries Co. Ltd., ADR	63,900	509,283
Taishin Financial Holding Co. Ltd.	648,866	228,655
Taiwan Business Bank*	465,000	123,264
Taiwan Semiconductor Manufacturing Co. Ltd.	897,000	4,474,087
TrueLight Corp.	439,000	1,320,460
United Microelectronics Corp.	1,300,000	534,132

		17,746,818

Thailand — 0.1%
CP ALL PCL	594,200	772,730
PTT Global Chemical PCL	454,700	781,960
Siam Cement PCL (The)	58,000	770,898

		2,325,588

Turkey — 0.1%
Cimsa Cimento Sanayi VE Ticaret A/S	11,464	64,030
Eregli Demir ve Celik Fabrikalari TAS	332,248	500,174
TAV Havalimanlari Holding A/S	157,480	939,842
Tofas Turk Otomobil Fabrikasi A/S	24,359	197,591
Tupras Turkiye Petrol Rafinerileri A/S*	54,742	1,541,846
Turkiye Is Bankasi (Class C Stock)	257,943	426,919
Turkiye Vakiflar Bankasi TAO (Class D Stock)	326,878	546,768

		4,217,170

United Kingdom — 3.4%
3i Group PLC	446,586	2,920,104
888 Holdings PLC	40,588	123,711
ASOS PLC*	41,100	1,915,647
Auto Trader Group PLC, 144A	432,577	2,420,292
Bellway PLC	100,618	3,784,855
Benchmark Holdings PLC*	1,182,000	857,309
Berkeley Group Holdings PLC	101,866	4,696,913
Bovis Homes Group PLC	84,045	1,122,093
BP PLC	2,194,925	10,981,973
British American Tobacco PLC	126,033	7,369,876
BT Group PLC	1,254,069	7,918,362
Bunzl PLC	64,450	1,869,480
Cineworld Group PLC	110,964	854,913
Close Brothers Group PLC	59,130	1,069,575
Compass Group PLC	260,076	4,584,706
DCC PLC	52,873	4,663,011
Delphi Automotive PLC	14,860	1,114,797
Diageo PLC	226,354	6,103,403
DS Smith PLC	226,800	1,326,854
Dunelm Group PLC	119,700	1,570,476
easyJet PLC	207,382	4,513,620
Fevertree Drinks PLC	74,236	705,438
Genus PLC	96,400	2,113,179
Halma PLC	157,037	2,052,638

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Intermediate Capital Group PLC	124,836	$1,107,965
International Consolidated Airlines Group SA	683,890	5,441,664
Interserve PLC	42,166	262,715
J Sainsbury PLC(a)	206,716	819,149
JD Sports Fashion PLC	74,857	1,211,627
Just Eat PLC*	323,665	1,752,279
Legal & General Group PLC	2,026,951	6,829,703
Lloyds Banking Group PLC	3,783,785	3,685,389
Moneysupermarket.com Group PLC	345,986	1,576,912
Oxford Instruments PLC	105,761	1,016,587
Paragon Group of Cos. PLC	146,947	680,103
Persimmon PLC	262,764	7,851,691
Pets at Home Group PLC	377,568	1,459,276
Prudential PLC	415,212	7,726,434
Reckitt Benckiser Group PLC	119,606	11,536,757
Rightmove PLC	23,200	1,400,963
Rotork PLC	696,431	1,825,804
SABMiller PLC	71,129	4,344,393
Senior PLC	641,300	2,099,570
Spirax-Sarco Engineering PLC	47,026	2,455,046
St James’s Place PLC	282,613	3,715,879
Taylor Wimpey PLC	2,820,246	7,686,181
Tullow Oil PLC*	473,900	1,332,857
Unilever NV, CVA	79,156	3,558,762
Victrex PLC	42,957	1,015,078
WH Smith PLC	70,846	1,845,472
Whitbread PLC	61,692	3,502,008
WPP PLC	201,935	4,700,127

		169,093,616

United States — 34.0%
3M Co.	6,204	1,033,773
8x8, Inc.*	86,768	872,886
AbbVie, Inc.	79,312	4,530,301
Acadia Healthcare Co., Inc.*(a)	17,904	986,689
Accenture PLC (Class A Stock)	46,641	5,382,371
Aceto Corp.	43,542	1,025,850
Aetna, Inc.	62,348	7,004,798
AGL Resources, Inc.	15,727	1,024,457
Air Lease Corp.(a)	20,101	645,644
Aircastle Ltd.(a)	113,008	2,513,298
Akamai Technologies, Inc.*(a)	68,184	3,788,985
Alaska Air Group, Inc.	136,604	11,204,260
Allscripts Healthcare Solutions, Inc.*	75,229	993,775
Allstate Corp. (The)	143,700	9,681,069
Alphabet, Inc. (Class A Stock)*	22,703	17,320,119
Alphabet, Inc. (Class C Stock)*	13,338	9,936,143
Altria Group, Inc.	112,703	7,061,970
Amazon.com, Inc.*	7,221	4,286,674
Amdocs Ltd.	59,193	3,576,441
Ameren Corp.	299,891	15,024,539
American Airlines Group, Inc.	12,938	530,587
American Electric Power Co., Inc.	211,981	14,075,538
American Equity Investment Life Holding Co.(a)	95,619	1,606,399
American International Group, Inc.	45,550	2,461,977
American Railcar Industries, Inc.(a)	37,436	1,524,768
American Water Works Co., Inc.(a)	22,760	1,568,847

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Woodmark Corp.*	18,863	$1,406,991
Ameriprise Financial, Inc.	36,691	3,449,321
Ameris Bancorp	31,191	922,630
AMERISAFE, Inc.	32,300	1,697,042
AmerisourceBergen Corp.	97,796	8,464,244
Amgen, Inc.	159,290	23,882,350
AMN Healthcare Services, Inc.*	39,858	1,339,627
Amplify Snack Brands, Inc.*	63,123	903,921
Amsurg Corp.*(a)	17,699	1,320,345
AmTrust Financial Services, Inc.	179,436	4,643,804
ANI Pharmaceuticals, Inc.*(a)	14,279	480,631
Annaly Capital Management, Inc., REIT	93,028	954,467
Anthem, Inc.	76,443	10,624,813
Apollo Commercial Real Estate Finance, Inc., REIT	115,610	1,884,443
Apple, Inc.	548,266	59,755,511
Applied Optoelectronics, Inc.*(a)	18,014	268,589
Archer-Daniels-Midland Co.	304,036	11,039,547
Argo Group International Holdings Ltd.	5,336	306,233
ARRIS International PLC*	89,872	2,059,866
Arrow Electronics, Inc.*	93,560	6,026,200
Asbury Automotive Group, Inc.*	9,926	593,972
Ashland, Inc.(a)	39,820	4,378,607
Aspen Insurance Holdings Ltd.	74,487	3,553,030
Assurant, Inc.	27,489	2,120,776
AT&T, Inc.	509,737	19,966,398
Atmos Energy Corp.	15,357	1,140,411
AutoNation, Inc.*(a)	10,763	502,417
AvalonBay Communities, Inc., REIT(a)	17,434	3,315,947
Avnet, Inc.	37,944	1,680,919
Axis Capital Holdings Ltd.	118,736	6,585,099
B&G Foods, Inc.(a)	11,339	394,711
Ball Corp.(a)	15,779	1,124,885
Banc of California, Inc.	46,699	817,233
Bank of America Corp.	405,637	5,484,212
Bank of New York Mellon Corp. (The)	265,582	9,781,385
Bank of the Ozarks, Inc.(a)	29,857	1,253,098
Becton, Dickinson and Co.	9,713	1,474,628
Bemis Co., Inc.	9,531	493,515
Benchmark Electronics, Inc.*	11,920	274,756
Berkshire Hathaway, Inc. (Class B Stock)*	105,011	14,898,961
Berry Plastics Group, Inc.*(a)	39,744	1,436,746
BioMarin Pharmaceutical, Inc.*	53,780	4,435,774
BioTelemetry, Inc.*	68,920	804,986
Blackhawk Network Holdings, Inc.*	51,452	1,764,804
BlackRock, Inc.	16,220	5,524,045
Blackstone Mortgage Trust, Inc. (Class A Stock), REIT	15,765	423,448
Boeing Co. (The)(a)	49,504	6,284,038
BofI Holding, Inc.*(a)	58,680	1,252,231
Booz Allen Hamilton Holding Corp.	56,604	1,713,969
Brinker International, Inc.(a)	44,825	2,059,709
Broadridge Financial Solutions, Inc.	141,336	8,382,638
Brocade Communications Systems, Inc.	416,195	4,403,343
Buffalo Wild Wings, Inc.*(a)	7,927	1,174,147
Builders FirstSource, Inc.*(a)	159,333	1,795,683
Cabot Microelectronics Corp.	22,798	932,666
Callidus Software, Inc.*	61,524	1,026,220
Cal-Maine Foods, Inc.(a)	34,713	1,801,952

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cambrex Corp.*	31,972	$1,406,768
Cantel Medical Corp.	15,967	1,139,405
Capital One Financial Corp.	54,677	3,789,663
Cara Therapeutics, Inc.*	36,445	226,688
Cardinal Health, Inc.	146,288	11,988,302
Carnival Corp.	60,876	3,212,427
Cavco Industries, Inc.*	14,645	1,368,722
CBS Corp. (Class B Stock)	128,345	7,070,526
CDW Corp.	206,607	8,574,191
Celgene Corp.*	54,784	5,483,331
CenturyLink, Inc.	106,127	3,391,819
CF Industries Holdings, Inc.(a)	16,551	518,708
Cheesecake Factory, Inc. (The)(a)	26,856	1,425,785
Chemed Corp.(a)	2,962	401,203
Chevron Corp.	264,687	25,251,140
Chimera Investment Corp., REIT	166,658	2,264,882
Churchill Downs, Inc.	9,085	1,343,490
Ciena Corp.*(a)	26,584	505,628
Cigna Corp.	79,595	10,923,618
Cinemark Holdings, Inc.	37,584	1,346,635
Cintas Corp.	24,201	2,173,492
Cirrus Logic, Inc.*	68,400	2,490,444
Cisco Systems, Inc.	860,533	24,499,374
Citigroup, Inc.	255,109	10,650,801
CME Group, Inc.	47,060	4,520,113
CMS Energy Corp.	281,975	11,967,019
Coca-Cola Co. (The)	13,527	627,518
Cognizant Technology Solutions Corp. (Class A Stock)*	69,045	4,329,121
Comcast Corp. (Class A Stock)	545,561	33,322,866
Comfort Systems USA, Inc.	19,934	633,303
Concho Resources, Inc.*	47,990	4,848,910
Continental Resources, Inc.*(a)	153,538	4,661,414
Convergys Corp.(a)	101,056	2,806,325
Cooper-Standard Holding, Inc.*	13,832	993,691
Core-Mark Holding Co., Inc.	21,108	1,721,568
Corning, Inc.	31,407	656,092
Costco Wholesale Corp.	22,240	3,504,579
Cracker Barrel Old Country Store, Inc.(a)	14,308	2,184,402
Credit Acceptance Corp.*(a)	10,410	1,889,935
Crown Castle International Corp., REIT	40,360	3,491,140
CVR Energy, Inc.	15,149	395,389
CVS Health Corp.	244,048	25,315,099
Cynosure, Inc. (Class A Stock)*	36,775	1,622,513
CYS Investments, Inc., REIT	351,503	2,861,234
Danaher Corp.	30,369	2,880,803
Darden Restaurants, Inc.	43,186	2,863,232
Dave & Buster’s Entertainment, Inc.*	28,771	1,115,739
Deluxe Corp.	56,912	3,556,431
Denbury Resources, Inc.(a)	613,905	1,362,869
DHT Holdings, Inc.	56,027	322,716
Diamondback Energy, Inc.*(a)	12,560	969,381
Dillard’s, Inc. (Class A Stock)	44,797	3,803,713
Dollar General Corp.	69,872	5,981,043
Domtar Corp.	33,015	1,337,107
Dow Chemical Co. (The)	262,724	13,362,143
Dr. Pepper Snapple Group, Inc.	110,338	9,866,424
DST Systems, Inc.	22,043	2,485,789
DTE Energy Co.	148,467	13,460,018

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Energy Corp.	119,432	$9,635,774
Dycom Industries, Inc.*	22,398	1,448,479
Eagle Bancorp, Inc.*(a)	24,190	1,161,120
Eagle Pharmaceuticals, Inc.*(a)	15,739	637,430
EarthLink Holdings Corp.	29,301	166,137
Edison International	182,342	13,108,566
Electronics For Imaging, Inc.*(a)	32,465	1,376,191
Eli Lilly & Co.	161,017	11,594,834
Ellie Mae, Inc.*	10,741	973,564
EMC Corp.	49,020	1,306,383
Endurance Specialty Holdings Ltd.	8,242	538,532
Enlink Midstream LLC	16,344	183,870
Entergy Corp.(a)	25,767	2,042,808
EPAM Systems, Inc.*	13,405	1,000,951
ePlus, Inc.*	10,671	859,122
Equinix, Inc., REIT	10,208	3,375,888
Equity LifeStyle Properties, Inc., REIT	13,160	957,127
ESCO Technologies, Inc.	6,811	265,493
Euronet Worldwide, Inc.*	29,104	2,156,897
Everest Re Group Ltd.	49,585	9,789,567
Eversource Energy	9,015	525,935
Express, Inc.*	40,457	866,184
Exxon Mobil Corp.	205,586	17,184,934
Facebook, Inc. (Class A Stock)*	65,442	7,466,932
Fair Isaac Corp.	10,800	1,145,772
FedEx Corp.	14,514	2,361,718
Fifth Third Bancorp	232,667	3,883,212
First American Financial Corp.	28,184	1,074,092
Fiserv, Inc.*	111,736	11,461,879
FleetCor Technologies, Inc.*	51,864	7,714,770
Flextronics International Ltd.*	172,239	2,077,202
Foot Locker, Inc.	27,279	1,759,496
Ford Motor Co.	306,578	4,138,803
GameStop Corp. (Class A Stock)	118,295	3,753,500
GATX Corp.(a)	20,827	989,283
General Cable Corp.	17,776	217,045
General Electric Co.(a)	618,658	19,667,138
General Motors Co.	120,470	3,786,372
Gibraltar Industries, Inc.*	43,428	1,242,041
Gigamon, Inc.*	42,332	1,313,139
G-III Apparel Group Ltd.*	16,673	815,143
Gilead Sciences, Inc.	130,327	11,971,838
Globus Medical, Inc. (Class A Stock)*(a)	25,141	597,099
Goldman Sachs Group, Inc. (The)	23,332	3,662,657
Granite Construction, Inc.	32,656	1,560,957
Gray Television, Inc.*	29,128	341,380
Guidewire Software, Inc.*	17,447	950,513
Hain Celestial Group, Inc. (The)*	131,215	5,368,006
Hanover Insurance Group, Inc. (The)	75,014	6,767,763
HealthSouth Corp.	13,462	506,575
Helen of Troy Ltd.*	10,117	1,049,032
Helix Energy Solutions Group, Inc.*	93,674	524,574
Heritage Insurance Holdings, Inc.	13,669	218,294
Hewlett Packard Enterprise Co.	296,212	5,251,839
Hill-Rom Holdings, Inc.	15,617	785,535
Hologic, Inc.*	55,613	1,918,649
Home BancShares, Inc.	24,947	1,021,580
Home Depot, Inc. (The)	97,195	12,968,729
Horizon Pharma PLC*(a)	101,532	1,682,385

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
HP, Inc.	394,769	$4,863,554
Huntington Ingalls Industries, Inc.	16,694	2,286,076
Huron Consulting Group, Inc.*	5,118	297,816
Iconix Brand Group, Inc.*	77,831	626,540
Impax Laboratories, Inc.*(a)	27,451	878,981
Inogen, Inc.*	22,316	1,003,774
Inphi Corp.*	31,910	1,063,879
Installed Building Products, Inc.*	46,908	1,248,222
Integrated Device Technology, Inc.*(a)	52,884	1,080,949
Intel Corp.	732,340	23,691,199
Intercontinental Exchange, Inc.	39,202	9,217,958
International Business Machines Corp.	8,837	1,338,364
International Game Technology PLC	43,553	794,842
Interpublic Group of Cos., Inc. (The)	46,246	1,061,346
Intuitive Surgical, Inc.*	8,510	5,114,936
j2 Global, Inc.(a)	37,452	2,306,294
Jabil Circuit, Inc.	146,715	2,827,198
Jack Henry & Associates, Inc.	20,805	1,759,479
JetBlue Airways Corp.*	20,555	434,122
Johnson & Johnson	288,389	31,203,690
JPMorgan Chase & Co.	560,175	33,173,564
Kaiser Aluminum Corp.	16,293	1,377,410
KAR Auction Services, Inc.	32,227	1,229,138
Kate Spade & Co.*	45,763	1,167,872
Kirkland’s, Inc.	18,415	322,447
Kroger Co. (The)	385,962	14,763,047
L Brands, Inc.	23,127	2,030,782
Laboratory Corp. of America Holdings*	19,698	2,307,227
Laclede Group, Inc. (The)	7,717	522,827
Lam Research Corp.(a)	84,580	6,986,308
Lear Corp.	33,281	3,699,849
LendingTree, Inc.*(a)	14,544	1,422,112
LGI Homes, Inc.*(a)	41,319	1,000,333
Ligand Pharmaceuticals, Inc.*(a)	14,804	1,585,360
Lincoln National Corp.	148,036	5,803,011
Lowe’s Cos., Inc.	42,074	3,187,106
LyondellBasell Industries NV (Class A Stock)	142,694	12,211,753
Macquarie Infrastructure Corp.	40,389	2,723,834
Macy’s, Inc.	112,838	4,975,027
Mallinckrodt PLC*	12,993	796,211
Marathon Petroleum Corp.	44,158	1,641,794
Marcus & Millichap, Inc.*	9,243	234,680
Marriott Vacations Worldwide Corp.	37,089	2,503,508
MasTec, Inc.*(a)	60,164	1,217,719
Matador Resources Co.*(a)	50,618	959,717
Matson, Inc.	16,884	678,230
Maxim Integrated Products, Inc.	16,078	591,349
MAXIMUS, Inc.	18,791	989,158
MaxLinear, Inc. (Class A Stock)*	98,372	1,819,882
McDermott International, Inc.*(a)	200,162	818,663
McDonald’s Corp.	60,225	7,569,078
McKesson Corp.	46,079	7,245,923
MEDNAX, Inc.*	30,363	1,962,057
Medtronic PLC	171,180	12,838,500
Merck & Co., Inc.	202,692	10,724,434
MetLife, Inc.	45,184	1,985,385
MFA Financial, Inc., REIT	475,042	3,254,038
Micron Technology, Inc.*	237,956	2,491,399

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Microsemi Corp.*	36,350	$1,392,569
Microsoft Corp.	617,335	34,095,412
Minerals Technologies, Inc.	2,099	119,328
Mobileye NV*(a)	140,905	5,254,347
Mondelez International, Inc. (Class A Stock)	161,320	6,472,158
Monster Worldwide, Inc.*(a)	74,843	243,988
Morgan Stanley	61,089	1,527,836
Morningstar, Inc.	5,550	489,899
Mosaic Co. (The)(a)	103,795	2,802,465
Motorcar Parts of America, Inc.*	36,227	1,375,901
Multi-Color Corp.	7,859	419,278
Murphy USA, Inc.*	17,028	1,046,371
Mylan NV*(a)	218,878	10,144,995
National General Holdings Corp.	57,255	1,236,135
Navient Corp.	57,584	689,280
Neurocrine Biosciences, Inc.*	14,786	584,786
NeuStar, Inc. (Class A Stock)*(a)	87,369	2,149,277
New Residential Investment Corp., REIT	161,882	1,882,688
Newmont Mining Corp.	57,776	1,535,686
Nexteer Automotive Group Ltd.	1,222,000	1,257,074
NextEra Energy, Inc.	23,228	2,748,802
NIKE, Inc. (Class B Stock)	67,946	4,176,641
NiSource, Inc.	74,444	1,753,901
Noble Corp. PLC(a)	170,420	1,763,847
Nordic American Tankers Ltd., (PRFC)(a)	71,760	1,011,098
Norfolk Southern Corp.	56,772	4,726,269
Northrop Grumman Corp.	76,692	15,177,347
NRG Yield, Inc. (Class A Stock)	17,034	231,151
Nutrisystem, Inc.	13,352	278,656
Omega Protein Corp.*	18,854	319,387
Omnicell, Inc.*	63,476	1,769,076
On Assignment, Inc.*	34,154	1,260,966
ON Semiconductor Corp.*	199,582	1,913,991
Oracle Corp.	588,033	24,056,430
Oxford Industries, Inc.	12,602	847,232
PACCAR, Inc.	18,803	1,028,336
Packaging Corp. of America	30,534	1,844,254
PAREXEL International Corp.*(a)	15,739	987,307
Party City Holdco, Inc.*	40,030	602,051
Patrick Industries, Inc.*	35,642	1,617,790
Paycom Software, Inc.*(a)	29,736	1,058,602
Paylocity Holding Corp.*(a)	27,458	898,975
PBF Energy, Inc. (Class A Stock)	33,324	1,106,357
PDC Energy, Inc.*	13,283	789,674
Penn National Gaming, Inc.*	76,799	1,281,775
Penske Automotive Group, Inc.	7,915	299,979
PepsiCo, Inc.	66,434	6,808,156
Pfizer, Inc.	825,408	24,465,093
PG&E Corp.	234,375	13,996,875
Phillips 66	45,148	3,909,365
Pilgrim’s Pride Corp.*	13,200	335,280
Pinnacle Foods, Inc.	131,773	5,887,618
Pinnacle West Capital Corp.	74,803	5,615,461
Pioneer Natural Resources Co.	28,120	3,957,609
Pitney Bowes, Inc.	27,832	599,501
PNC Financial Services Group, Inc. (The)	111,267	9,409,850
PNM Resources, Inc.	79,067	2,666,139
Popeyes Louisiana Kitchen, Inc.*	17,809	927,137
Portland General Electric Co.	71,897	2,839,213

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
PPG Industries, Inc.	19,406	$2,163,575
Prestige Brands Holdings, Inc.*(a)	11,933	637,103
Primoris Services Corp.(a)	54,917	1,334,483
Principal Financial Group, Inc.	54,101	2,134,284
Procter & Gamble Co. (The)	32,248	2,654,333
Progressive Corp. (The)	40,892	1,436,945
Proofpoint, Inc.*(a)	11,516	619,330
Providence Service Corp. (The)*	22,943	1,171,699
PTC, Inc.*	21,615	716,753
Public Service Enterprise Group, Inc.	303,337	14,299,306
QEP Resources, Inc.	75,732	1,068,579
QUALCOMM, Inc.	142,322	7,278,347
Quest Diagnostics, Inc.(a)	31,347	2,239,743
Repligen Corp.*	24,076	645,718
Reynolds American, Inc.	207,639	10,446,318
Sabre Corp.	9,174	265,312
Sanderson Farms, Inc.(a)	5,686	512,763
Santander Consumer USA Holdings, Inc.*	102,694	1,077,260
SCANA Corp.	20,174	1,415,206
Schlumberger Ltd.(a)	73,736	5,438,030
Schweitzer-Mauduit International, Inc.	7,435	234,054
ServiceMaster Global Holdings, Inc.*	53,633	2,020,891
Signet Jewelers Ltd.	12,007	1,489,228
Six Flags Entertainment Corp.	25,535	1,416,937
Skechers U.S.A., Inc. (Class A Stock)*	67,695	2,061,313
Snap-on, Inc.(a)	21,035	3,302,285
Sonic Corp.(a)	36,208	1,273,073
Sonoco Products Co.	15,052	731,076
Southwest Airlines Co.	116,557	5,221,754
Sovran Self Storage, Inc., REIT	8,234	971,200
SpartanNash Co.	54,196	1,642,681
Sportsman’s Warehouse Holdings, Inc.*	76,320	961,632
St. Jude Medical, Inc.	76,930	4,231,150
Stage Stores, Inc.(a)	15,200	122,512
Staples, Inc.	100,523	1,108,769
Starwood Property Trust, Inc., REIT	271,416	5,137,905
STORE Capital Corp., REIT	12,843	332,377
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	27,419	299,690
Summit Materials, Inc. (Class A Stock)*	42,502	826,664
Sun Communities, Inc., REIT	12,633	904,649
SunTrust Banks, Inc.(a)	29,699	1,071,540
Supernus Pharmaceuticals, Inc.*	66,151	1,008,803
Swift Transportation Co.*(a)	56,725	1,056,787
Synchrony Financial*	110,024	3,153,288
Synergy Resources Corp.*(a)	126,337	981,638
SYNNEX Corp.	653	60,461
Synopsys, Inc.*	24,108	1,167,792
Take-Two Interactive Software, Inc.*(a)	48,739	1,835,998
Target Corp.	42,787	3,520,514
TEGNA, Inc.	39,549	927,820
Tesoro Corp.	19,387	1,667,476
Texas Roadhouse, Inc.	34,438	1,500,808
Time Warner Cable, Inc.	6,976	1,427,429
TJX Cos., Inc. (The)	83,170	6,516,370
Transocean Ltd.(a)	163,088	1,490,624
Travelers Cos., Inc. (The)	128,681	15,018,360
Travelport Worldwide Ltd.	68,775	939,467
Trinity Industries, Inc.(a)	130,953	2,397,749

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
TTM Technologies, Inc.*(a)	97,454	$648,069
Tyson Foods, Inc. (Class A Stock)	222,297	14,818,318
U.S. Concrete, Inc.*	23,195	1,381,958
Ultimate Software Group, Inc. (The)*(a)	6,575	1,272,263
Union Pacific Corp.	111,140	8,841,187
United Continental Holdings, Inc.*	17,130	1,025,402
United Parcel Service, Inc. (Class B Stock)	54,745	5,773,955
United Rentals, Inc.*(a)	28,510	1,773,037
United Therapeutics Corp.*(a)	16,814	1,873,584
UnitedHealth Group, Inc.	238,305	30,717,515
Universal Electronics, Inc.*	14,368	890,672
Universal Forest Products, Inc.	6,398	549,076
Universal Health Services, Inc. (Class B Stock)	20,174	2,516,101
Universal Insurance Holdings, Inc.(a)	96,904	1,724,891
Unum Group	101,792	3,147,409
USANA Health Sciences, Inc.*	4,045	491,144
Valero Energy Corp.	65,105	4,175,835
Vascular Solutions, Inc.*	24,216	787,746
Verizon Communications, Inc.	203,338	10,996,519
Visa, Inc. (Class A Stock)(a)	8,317	636,084
Visteon Corp.	9,848	783,802
Vonage Holdings Corp.*	130,835	597,916
Voya Financial, Inc.	240,937	7,172,694
Vulcan Materials Co.	25,953	2,739,858
Walker & Dunlop, Inc.*	10,051	243,938
Walt Disney Co. (The)(a)	150,145	14,910,900
Waste Management, Inc.(a)	8,089	477,251
WebMD Health Corp.*(a)	22,668	1,419,697
Webster Financial Corp.(a)	13,348	479,193
Wells Fargo & Co.	546,902	26,448,181
Welltower, Inc., REIT(a)	72,105	4,999,761
Werner Enterprises, Inc.(a)	14,973	406,667
West Corp.	48,899	1,115,875
West Pharmaceutical Services, Inc.	14,916	1,033,977
Western Alliance Bancorp*	29,285	977,533
Western Digital Corp.(a)	62,918	2,972,246
Western Refining, Inc.(a)	69,244	2,014,308
Western Union Co. (The)(a)	120,097	2,316,671
Whirlpool Corp.	27,163	4,898,575
William Lyon Homes (Class A Stock)*	16,259	235,593
Wintrust Financial Corp.	45,054	1,997,694
Xcel Energy, Inc.	63,419	2,652,183
Xerox Corp.	148,333	1,655,396

		1,714,256,641

TOTAL COMMON STOCKS (cost $2,668,370,427)		2,822,741,692

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	157,200	1,178,678
Braskem SA (PRFC A)	32,700	211,352
Centrais Eletricas Brasileiras SA (PRFC B)	135,000	393,851
Cia Paranaense de Energia (PRFC B)	60,000	474,740
Itau Unibanco Holding SA (PRFC)	235,914	2,041,157
Itausa - Investimentos Itau SA (PRFC)	53,677	120,919
Petroleo Brasileiro SA (PRFC)*	356,700	817,434

		5,238,131

	Shares	Value
PREFERRED STOCKS (Continued)
Colombia
Banco Davivienda SA (PRFC)	100,960	$898,391

Germany — 0.2%
FUCHS PETROLUB SE (PRFC)	46,824	2,086,444
Jungheinrich AG (PRFC)	3,171	288,901
Volkswagen AG (PRFC)	43,653	5,540,769

		7,916,114

South Korea
Samsung Electronics Co. Ltd. (PRFC)	1,058	1,024,333

TOTAL PREFERRED STOCKS (cost $20,893,343)		15,076,969

	Units
RIGHTS*
United States
Casa Ley, CVR, expiring 01/30/17^	82,430	12,014
Property Development Centers, CVR, expiring 01/30/19^	82,430	3,156

		15,170

TOTAL RIGHTS (cost $87,681)		15,170

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.5%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	1,000	1,000,867
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	4,033,904

			5,034,771

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	2,000	2,235,124
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	2,016,696
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40	1,000	1,078,134

			5,329,954

Canada — 0.3%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	1,301	1,330,020
Royal Bank of Canada,
Sr. Unsec’d. Notes
2.000%	12/10/18	4,000	4,038,888
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	3,000	3,007,962

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	$2,151,548
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,074,760
7.625%	01/15/39	1,000	1,201,681

			13,804,859

China
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,271,894

France — 0.2%
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	4,000	4,065,552
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	1,372,500
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	3,078,486

			8,516,538

Germany — 0.1%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,615,125
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.250%	09/03/19	4,000	4,057,496

			6,672,621

Luxembourg
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,579,019

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	2,000	2,008,366
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/18/18	1,500	1,520,250
3.500%	07/23/20	1,350	1,323,000
4.875%	01/24/22	2,400	2,382,000

			7,233,616

Netherlands — 0.3%
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,141,882
Rabobank,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,059,198
Gtd. Notes
3.950%	11/09/22	3,000	3,073,104
4.625%	12/01/23	3,000	3,166,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	$2,448,598

			12,889,582

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17	3,000	3,008,100

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
6.212%	11/22/16	600	613,884
8.146%	04/11/18	3,500	3,791,865

			4,405,749

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,586,441
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	1,000	1,265,854

			4,852,295

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.875%	09/17/18	4,000	4,014,780

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,292,296
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	09/15/22	2,500	2,488,187
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	2,000	2,001,738
4.250%	10/25/22	1,000	835,000
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	2,000	1,815,000

			10,432,221

United Kingdom — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	1,000	982,500
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	1,000	1,329,394
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,062,862
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,710,380

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Imperial Brands Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18	2,000	$2,005,362
Lloyds Bank PLC,
Gtd. Notes
2.000%	08/17/18	4,000	4,011,736
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,044,378
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	3,000	3,139,002

			19,285,614

United States — 7.3%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	1,500	1,579,214
6.200%	12/15/34	2,000	2,405,686
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	3,000	3,142,377
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	1,000	1,074,397
4.750%	05/05/21	3,000	3,402,492
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	1,022,387
3.750%	07/10/25	2,000	1,997,616
3.900%	04/01/26	2,000	2,006,236
4.500%	07/16/44(a)	1,000	943,128
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	3,000	3,251,574
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25	3,000	2,981,958
2.700%	05/13/22	3,000	3,101,526
3.250%	02/23/26	1,000	1,044,066
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	2,000	2,050,570
4.500%	05/15/35	3,000	2,958,294
5.350%	09/01/40	3,000	3,154,395
6.375%	03/01/41	2,000	2,328,724
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17	3,000	3,188,667
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25(a)	4,000	4,145,768
5.625%	07/01/20	3,000	3,371,139
Sub. Notes, MTN
4.200%	08/26/24	1,600	1,629,264
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,132,168
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	3,000	3,059,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26	2,000	$2,050,692
4.500%	02/11/43	2,000	2,185,402
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	3,000	3,375,366
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	2,039,272
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	2,117,456
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, GMTN
1.500%	02/23/18	2,000	2,010,948
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	965,045
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18	1,350	1,354,807
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,324,981
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17	4,000	4,001,644
2.150%	07/30/18	1,650	1,659,035
2.700%	03/30/21	5,000	5,036,450
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	4,087,192
Comcast Corp.,
Gtd. Notes
2.750%	03/01/23	2,000	2,066,736
6.450%	03/15/37	2,000	2,651,318
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	2,186,914
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,487,138
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,103,731
3.950%	05/01/50	1,000	913,445
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	1,000	1,079,125
4.000%	12/05/23	3,000	3,307,146
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,021,917
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,021,008

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	$3,845,967
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,157,896
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	2,000	2,021,950
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	1,000	1,001,620
3.050%	08/15/22	1,000	1,009,456
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,017,786
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	3,871,868
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	2,000	1,784,910
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	06/15/25	2,000	2,072,810
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,090,432
4.250%	06/15/22	2,000	2,097,056
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	2,000	2,035,404
2.709%	03/06/25(a)	5,000	5,028,005
FedEx Corp.,
Gtd. Notes
3.250%	04/01/26	2,000	2,052,392
4.100%	04/15/43	1,500	1,423,770
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	3,056,982
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,003,570
3.000%	06/12/17	4,000	4,052,808
3.200%	01/15/21	2,000	2,044,212
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	2,489	2,549,831
4.418%	11/15/35	1,838	1,996,790
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	573	746,563
Sub. Notes
5.300%	02/11/21	859	997,599
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24(a)	1,500	1,588,310

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
6.750%	04/01/46	1,000	$1,136,768
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	3,000	3,057,339
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	3,048,678
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	1,000	1,014,536
2.900%	07/19/18	1,000	1,023,351
5.250%	07/27/21	3,000	3,376,875
6.150%	04/01/18	4,000	4,327,176
6.250%	02/01/41	1,500	1,865,006
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	3,000	3,282,564
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,047,938
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	2,000	2,020,036
5.875%	12/16/36	2,000	2,602,448
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19	1,000	1,105,230
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,000	1,058,346
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	2,000	2,305,980
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25(a)	1,000	1,095,327
4.800%	10/01/41(a)	1,000	1,118,067
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.800%	05/17/19	2,000	2,025,058
7.000%	10/30/25	1,000	1,333,506
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19	4,000	4,097,764
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41	1,500	1,824,338
5.950%	08/15/37	1,000	1,354,926
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25	4,000	4,240,576
4.250%	10/15/20	3,000	3,247,434
6.000%	01/15/18	3,000	3,230,865
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18	1,000	1,035,737

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.400%	02/15/19	2,000	$2,017,530
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	3,000	2,841,015
Gtd. Notes, MTN
6.950%	01/15/38	1,000	1,000,305
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24	2,000	2,164,522
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	2,000	2,264,312
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	1,000	800,258
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	3,103,614
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	3,000	3,247,881
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	4,081,149
Sr. Unsec’d. Notes
3.700%	02/10/45	1,000	1,017,632
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25(a)	4,000	3,935,100
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35(a)	3,000	2,938,008
4.500%	10/01/40	1,000	1,107,450
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,045,635
5.500%	07/28/21	3,000	3,423,732
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,273,590
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	2,000	2,130,276
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,000	1,008,033
6.125%	07/08/39	3,000	3,870,588
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	2,000	2,004,612
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,233,697
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.850%	02/24/26(a)	2,000	2,051,966
3.125%	11/01/20	2,000	2,130,694

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/15/40	1,000	$1,228,164
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	1,000	990,135
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	2,000	1,986,180
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	2,796,129
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,628,710
Prologis LP,
Gtd. Notes
3.750%	11/01/25	1,000	1,043,442
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,111,314
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,153,579
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,390,657
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53(a)	2,000	2,100,000
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	2,000	2,115,328
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	2,400	2,413,229
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	3,185,166
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	4,034,472
4.875%	03/15/20	3,000	3,289,179
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,229,048
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,668,434
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45(a)	2,000	2,051,232
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	3,210,975
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	1,000	1,083,493
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,039,022
3.500%	11/01/21	3,000	3,186,939

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.650%	09/14/18	5,000	$5,260,330
3.850%	11/01/42	2,000	1,816,222
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,012,740
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,418,928
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,229,694
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	2,000	1,942,256
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	2,000	2,787,044
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20	3,000	3,080,826
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	2,000	2,049,738
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	3,000	3,000,354
Sub. Notes
3.450%	02/13/23	3,000	3,076,560
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	2,011,004
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	812,500
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	2,197,730
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	2,954,859

			367,719,409

TOTAL CORPORATE BONDS (cost $473,055,704)			476,051,022

FOREIGN GOVERNMENT BONDS — 4.4%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21(a)	3,100	3,131,000
5.875%	01/15/19(a)	1,400	1,512,000
6.000%	04/07/26	2,700	2,740,500
7.125%	01/20/37	2,600	2,626,000
8.250%	01/20/34	7,100	7,934,250
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.250%	10/30/22	500	497,500
3.625%	10/30/42	1,200	1,131,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	4,000	4,170,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
7.375%	03/18/19	2,000	$2,264,000
7.375%	09/18/37	5,800	6,858,500
8.125%	05/21/24(a)	3,900	4,867,200
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24(a)	3,800	4,135,312
6.250%	04/27/17	5,000	5,193,000
6.750%	11/05/19	3,000	3,291,420
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.950%	06/20/24	1,500	1,245,000
10.500%	03/24/20	2,200	1,980,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19	2,200	2,282,500
5.375%	03/25/24	4,600	5,151,678
6.250%	01/29/20	2,900	3,224,162
7.625%	03/29/41	1,400	1,982,400
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22	4,000	4,032,264
4.125%	01/15/25	6,300	6,328,571
7.750%	01/17/38	3,600	4,630,219
8.500%	10/12/35	7,100	9,613,883
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.125%	07/21/25	2,600	2,677,350
6.500%	07/21/45	3,100	3,219,350
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.125%	01/21/26	4,100	4,298,850
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	2,000	1,995,000
Sr. Unsec’d. Notes
5.750%	10/12/10	1,600	1,620,000
6.050%	01/11/40	3,700	4,338,250
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	5,500	7,081,250
8.300%	08/15/31	2,100	3,129,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	2,500	2,552,500
5.500%	12/11/42	500	518,750
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	4,011,000
9.375%	04/01/29	3,000	4,470,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	1,100	1,237,500
7.350%	07/21/25	2,800	3,682,000
8.750%	11/21/33	2,200	3,250,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41	500	528,632
3.950%	01/20/40	500	548,613
6.375%	10/23/34	3,000	4,235,568
9.500%	02/02/30	4,800	8,108,438

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		2,000	$2,135,400
5.000%	03/23/22		2,000	2,232,900
6.375%	07/15/19		2,000	2,273,760
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44(a	)	1,500	1,830,189
6.750%	02/07/22		800	947,600
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
3.500%	01/16/19		3,000	3,015,492
4.500%	04/04/22(a	)	6,000	6,146,652
5.000%	04/29/20(a	)	5,600	5,879,440
5.625%	04/04/42		2,600	2,628,309
12.750%	06/24/28		4,000	6,635,200
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24		1,000	1,007,500
5.875%	05/30/22		1,000	1,083,750
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		6,500	6,580,126
5.625%	03/30/21		1,900	2,049,918
5.750%	03/22/24		6,200	6,724,520
6.750%	04/03/18		2,000	2,152,660
6.875%	03/17/36		6,000	7,082,268
7.000%	06/05/20		1,000	1,131,840
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		2,000	2,050,000
5.100%	06/18/50		2,400	2,232,000
7.625%	03/21/36		2,000	2,550,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20		1,600	1,773,010

TOTAL FOREIGN GOVERNMENT BONDS (cost $219,863,001)				222,467,444

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bonds
3.000%	11/15/44-05/15/45		28,000	30,207,481
3.125%	02/15/43		16,100	17,831,378
4.375%	05/15/41		12,000	16,202,808
4.500%	02/15/36-05/15/38		13,900	19,099,388
5.250%	02/15/29		8,000	10,983,752
6.875%	08/15/25		19,000	27,436,437
7.625%	11/15/22(a	)	10,000	13,883,980
7.875%(k)	02/15/21		19,000	24,932,313
U.S. Treasury Notes
0.500%	03/31/17-04/30/17(a	)	100,000	99,867,200
0.625%	11/30/17		25,100	25,059,790
0.750%	03/15/17-02/28/18(a	)	75,000	75,062,500
0.875%	04/15/17-07/31/19		61,000	61,092,937
1.000%(k)	06/30/19		28,000	28,075,460
1.000%	08/15/18		41,000	41,190,568
1.125%	06/15/18-03/31/20		29,000	29,154,338
1.500%	02/28/19		22,900	23,312,383
1.625%	08/15/22		5,000	5,038,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.750%	05/15/22	20,000	$20,336,720
1.875%	10/31/17	22,000	22,395,318
2.000%	05/31/21-02/15/25	71,600	73,724,797
2.125%	08/31/20	17,200	17,905,475
2.250%	07/31/18	24,000	24,802,512
2.375%	12/31/20-08/15/24	37,000	38,969,525
2.625%	08/15/20	21,000	22,315,776
2.750%	05/31/17	28,300	28,979,851
3.125%	05/15/19	13,000	13,895,271
3.250%	03/31/17	50,000	51,296,900

TOTAL U.S. TREASURY OBLIGATIONS (cost $848,933,118)			863,053,333

TOTAL LONG-TERM INVESTMENTS (cost $4,231,203,274)			4,399,405,630

		Shares
SHORT-TERM INVESTMENT — 18.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $952,578,715; includes $352,517,978 of cash collateral for securities on loan)(b)(w)		952,578,715	952,578,715

TOTAL INVESTMENTS — 106.2% (cost $5,183,781,989)			5,351,984,345
Liabilities in excess of other assets(z) — (6.2)%			(311,437,127)

NET ASSETS — 100.0%			$5,040,547,218

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,170 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,699,169; cash collateral of $352,517,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Futures contracts outstanding at March 31, 2016:

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,218,044. The aggregate value of $3,946,085 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
531	2 Year U.S. Treasury Notes	Jun. 2016	$116,220,266	$116,156,250	$(64,016)
2,760	5 Year U.S. Treasury Notes	Jun. 2016	334,872,328	334,412,814	(459,514)
2,180	10 Year U.S. Treasury Notes	Jun. 2016	284,978,406	284,251,562	(726,844)
824	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	143,130,898	142,165,750	(965,148)
318	S&P 500 Index	Jun. 2016	162,052,275	163,094,250	1,041,975
671	SGX CNX Nifty 50 Index	Apr. 2016	10,333,519	10,450,825	117,306

					(1,056,241)

Short Positions:
12	ASX SPI 200 Index	Jun. 2016	1,189,836	1,164,999	24,837
1,360	Euro STOXX 50 Index	Jun. 2016	46,720,452	45,358,610	1,361,842
501	FTSE 100 Index	Jun. 2016	43,972,237	43,986,629	(14,392)
476	Mini MSCI Emerging Markets Index	Jun. 2016	19,206,600	19,846,820	(640,220)
863	Russell 2000 Mini Index	Jun. 2016	93,307,560	95,758,480	(2,450,920)
47	TOPIX Index	Jun. 2016	5,610,183	5,627,305	(17,122)

					(1,735,975)

					$(2,792,216)

(1)	Cash of $11,876,750 and U.S. Treasury Obligations with a combined market value of $45,988,908 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Cross currency exchange contract outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
OTC cross currency exchange contract:
05/11/16	Buy	JPY	5,342,403	GBP	33,000	$124,078	Bank of New York Mellon

Total return swap agreements outstanding at March 31, 2016:

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements:
UBS AG	(18)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Aluminum Excess Return Index	(396)	—	(396)

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (cont’d.):
UBS AG	(1,004)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Brent Crude Excess Return Index	$ (12,230)	$—	$ (12,230)
UBS AG	4	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cocoa Excess Return Index	(24)	—	(24)
UBS AG	(991)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Coffee Excess Return Index	(11)	—	(11)
UBS AG	1,236	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Copper Excess Return Index	(17,313)	—	(17,313)
UBS AG	3	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Corn Excess Return Index	(186)	—	(186)
UBS AG	4	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cotton Excess Return Index	69	—	69
UBS AG	1,272	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Gold Excess Return Index	(1,968)	—	(1,968)
UBS AG	(1,007)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Heat Oil Excess Return Index	(15,709)	—	(15,709)
UBS AG	(991)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Kansas Wheat Excess Return Index	11,296	—	11,296
UBS AG	(14)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lead Excess Return Index	278	—	278
UBS AG	1,246	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lean Hogs Excess Return Index	(31,189)	—	(31,189)
UBS AG	1,244	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Live Cattle Excess Return Index	(14,882)	—	(14,882)
UBS AG	(1,003)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Natural Gas Excess Return Index	11,155	—	11,155
UBS AG	(10)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Nickel Excess Return Index	(48)	—	(48)

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (cont’d.):
UBS AG	16	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Platinum Excess Return Index	$173	$—	$173
UBS AG	13	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Silver Excess Return Index	202	—	202
UBS AG	1,255	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Excess Return Index	(7,211)	—	(7,211)
UBS AG	1,254	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Oil Excess Return Index	6,239	—	6,239
UBS AG	1,255	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soymeal Excess Return Index	(13,339)	—	(13,339)
UBS AG	(991)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Sugar Excess Return Index	31,848	—	31,848
UBS AG	1,238	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Tin Excess Return Index	(8,471)	—	(8,471)
UBS AG	(1,006)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Unleaded Gas Excess Return Index	23,149	—	23,149
UBS AG	(991)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Wheat Excess Return Index	6,739	—	6,739
UBS AG	(1,005)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS WTI Crude Excess Return Index	(1,586)	—	(1,586)
UBS AG	(1,008)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Zinc Excess Return Index	(20,290)	—	(20,290)

			$(53,705)	$—	$(53,705)

(1)	UBS AG positions have a termination date of 4/12/16. On the UBS AG positions, the Portfolio receives or pays the return in the positions shown in the table above.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$299,914	$—	$—
Australia	—	26,786,213	—
Austria	—	7,289,059	—
Belgium	—	11,374,503	—
Brazil	5,574,103	—	—
Canada	101,084,810	—	—
Chile	889,558	—	—
China	238,038	31,232,469	—
Colombia	255,625	—	—
Denmark	—	47,298,906	—
Faroe Islands	—	1,074,192	—
Finland	—	7,553,362	—
France	1,043,907	101,245,196	—
Germany	—	100,537,917	—
Hong Kong	—	10,830,486	—
Hungary	—	1,597,580	—
India	1,013,944	—	—
Indonesia	—	2,044,952	—
Ireland	7,938,368	19,385,716	—
Israel	5,613,095	114,252	—
Italy	—	17,201,342	—
Japan	—	131,856,595	—
Malaysia	770,100	2,825,994	—
Mexico	4,981,769	—	—
Monaco	532,588	—	—
Netherlands	6,562,604	41,779,758	—
New Zealand	—	1,899,345	—
Norway	300,871	14,334,455	—
Philippines	—	2,284,061	—
Poland	78,532	728,317	—
Portugal	—	855,011	—
Russia	2,758,936	136,825	—
Singapore	1,581,307	441,971	—
South Africa	3,012,879	4,941,775	—
South Korea	1,465,173	19,124,594	—
Spain	—	30,082,015	—
Sweden	61,302	73,148,124	—
Switzerland	2,261,009	56,778,442	—
Taiwan	1,211,183	16,535,635	—
Thailand	1,554,690	770,898	—
Turkey	—	4,217,170	—
United Kingdom	5,001,858	164,091,758	—
United States	1,714,256,641	—	—
Preferred Stocks
Brazil	5,238,131	—	—
Colombia	898,391	—	—
Germany	—	7,916,114	—
South Korea	—	1,024,333	—
Rights
United States	—	—	15,170
Corporate Bonds	—	476,051,022	—
Foreign Government Bonds	—	222,467,444	—
U.S. Treasury Obligations	—	863,053,333	—
Affiliated Mutual Fund	952,578,715	—	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ (2,792,216)	$ —	$ —
OTC Cross Currency Exchange Contract	—	124,078	—
OTC Total Return Swap Agreements	—	(53,705)	—

Total	$2,826,265,825	$2,522,981,507	$15,170

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	18.9%
U.S. Treasury Obligations	17.1
Banks	6.3
Foreign Government Bonds	4.4
Insurance	3.4
Pharmaceuticals	3.2
Oil, Gas & Consumable Fuels	2.9
Health Care Providers & Services	2.3
Software	2.3
Media	2.1
IT Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Diversified Telecommunication Services	1.8
Food & Staples Retailing	1.6
Food Products	1.5
Semiconductors & Semiconductor Equipment	1.5
Multi-Utilities	1.5
Chemicals	1.3
Electric Utilities	1.3
Biotechnology	1.3
Internet Software & Services	1.2
Auto Components	1.1
Hotels, Restaurants & Leisure	1.0
Household Durables	1.0
Specialty Retail	1.0
Electronic Equipment, Instruments & Components	0.9
Health Care Equipment & Supplies	0.9
Diversified Financial Services	0.9
Beverages	0.9
Real Estate Investment Trusts (REITs)	0.8
Trading Companies & Distributors	0.8
Airlines	0.8
Automobiles	0.8
Communications Equipment	0.8
Capital Markets	0.7
Machinery	0.7
Aerospace & Defense	0.7
Road & Rail	0.7
Industrial Conglomerates	0.6
Electric	0.6
Oil & Gas	0.6
Telecommunications	0.6
Textiles, Apparel & Luxury Goods	0.5

Household Products	0.5%
Multiline Retail	0.5
Tobacco	0.5
Containers & Packaging	0.4
Retail	0.4
Building Products	0.4
Auto Manufacturers	0.4
Commercial Services & Supplies	0.3
Transportation	0.3
Construction & Engineering	0.3
Pipelines	0.3
Real Estate Management & Development	0.3
Computers	0.2
Energy Equipment & Services	0.2
Consumer Finance	0.2
Professional Services	0.2
Personal Products	0.2
Air Freight & Logistics	0.2
Mining	0.2
Metals & Mining	0.2
Construction Materials	0.2
Electrical Equipment	0.2
Transportation Infrastructure	0.2
Internet & Catalog Retail	0.2
Agriculture	0.2
Cosmetics/Personal Care	0.1
Marine	0.1
Leisure Products	0.1
Foods	0.1
Healthcare-Products	0.1
Gas Utilities	0.1
Machinery-Diversified	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Miscellaneous Manufacturing	0.1
Internet	0.1
Electronics	0.1
Gas	0.1
Auto Parts & Equipment	0.1
Office/Business Equipment	0.1
Wireless Telecommunication Services	0.1
Health Care Technology	0.1
Semiconductors	0.1

106.2
Liabilities in excess of other assets	(6.2)

100.0%

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

 The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$(615,229)
Foreign exchange contracts	124,078
Interest rate contracts	(2,215,522)

Total	$(2,706,673)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 66.8%
COMMON STOCKS — 28.5%
Australia — 0.8%
Acrux Ltd.	118,762	$55,077
Adelaide Brighton Ltd.	198,417	770,132
Amcor Ltd.	562,127	6,172,736
BHP Billiton Ltd.	157,187	2,031,135
BHP Billiton PLC	223,743	2,505,549
BWP Trust, REIT	81,343	212,982
Cabcharge Australia Ltd.(a)	97,616	242,283
Collection House Ltd.	167,792	122,466
CSL Ltd.	57,958	4,503,987
Decmil Group Ltd.	180,667	106,637
Fleetwood Corp. Ltd.*	46,387	44,803
Flight Centre Travel Group Ltd.(a)	49,296	1,632,722
Goodman Group, REIT	631,656	3,230,448
Iluka Resources Ltd.	167,221	838,429
IRESS Ltd.	64,511	572,563
MACA Ltd.	222,069	154,055
Macquarie Group Ltd.	10,961	554,780
Medusa Mining Ltd.*	327,310	194,585
Mirvac Group, REIT	1,621,859	2,403,093
Oil Search Ltd.	524,248	2,729,969
OZ Minerals Ltd.	196,165	751,131
Perpetual Ltd.	13,849	460,913
Perseus Mining Ltd.*	317,824	96,094
RCR Tomlinson Ltd.	117,833	124,682
Sandfire Resources NL	144,125	628,851
Stockland, REIT	1,507,347	4,931,425
Telstra Corp. Ltd.	1,575,912	6,431,239
Western Areas Ltd.	151,711	252,142
Westfield Corp., REIT	883,913	6,767,843
Woodside Petroleum Ltd.	302,925	6,059,634

		55,582,385

Austria
Oesterreichische Post AG	20,633	837,873

Belgium — 0.2%
AGFA-Gevaert NV*	56,722	252,339
Anheuser-Busch InBev NV	36,944	4,589,815
KBC Groep NV	63,307	3,260,174
Proximus SADP	19,701	672,287
Sofina SA	3,722	442,763
UCB SA	24,047	1,835,637

		11,053,015

Bermuda
RenaissanceRe Holdings Ltd.	8,300	994,589

Brazil — 0.1%
AES Tiete Energia SA, UTS	90,100	387,899
BTG Pactual Group, UTS	35,700	173,752
Cia Energetica de Minas Gerais, ADR	500,848	1,131,916
Gerdau SA, ADR	114,400	203,632
Multiplus SA	13,900	126,643
Natura Cosmeticos SA	70,900	527,069
QGEP Participacoes SA	67,400	77,791
Qualicorp SA	230,400	954,754
Raia Drogasil SA	154,200	2,237,318
Tractebel Energia SA	62,600	637,203
Transmissora Alianca de Energia Eletrica SA, UTS	71,800	402,167

	Shares	Value

COMMON STOCKS (Continued)
Brazil (cont’d.)
Vale SA	85,900	$364,800

		7,224,944

Canada — 0.4%
ARC Resources Ltd.	106,814	1,553,583
Canadian Pacific Railway Ltd.	23,759	3,156,586
Cenovus Energy, Inc.	170,806	2,222,615
Centerra Gold, Inc.	178,300	827,834
Corus Entertainment, Inc. (Class B Stock)	52,100	471,758
Dominion Diamond Corp.	14,400	159,661
First Quantum Minerals Ltd.	72,300	380,775
Genworth MI Canada, Inc.(a)	26,469	623,843
IAMGOLD Corp.*	147,900	325,693
Lundin Mining Corp.*	235,800	742,577
Magna International, Inc.	37,800	1,624,927
Manulife Financial Corp.	56,900	805,253
Medical Facilities Corp.	60,900	739,475
Nevsun Resources Ltd.	68,400	221,197
Potash Corp. of Saskatchewan, Inc.	108,700	1,850,515
Primero Mining Corp.*	87,600	159,181
Suncor Energy, Inc.	208,804	5,815,161
Teck Resources Ltd. (Class B Stock)	141,000	1,069,374
Toronto-Dominion Bank (The)(a)	88,512	3,820,583
Transcontinental, Inc. (Class A Stock)	15,700	248,782
Turquoise Hill Resources Ltd.*	202,600	517,907
Veresen, Inc.	70,848	478,412
Yellow Pages Ltd.*	16,465	262,426

		28,078,118

Chile
Enersis Americas SA, ADR	77,300	1,074,470

China — 0.4%
361 Degrees International Ltd.	478,000	148,267
51job, Inc., ADR*	15,197	471,411
Anhui Conch Cement Co. Ltd. (Class H Stock)	204,000	547,406
Bank of China Ltd. (Class H Stock)	3,707,000	1,539,021
Baoye Group Co. Ltd. (Class H Stock)	296,000	190,370
China BlueChemical Ltd. (Class H Stock)	1,692,000	428,484
China Child Care Corp. Ltd.	239,000	19,790
China Lesso Group Holdings Ltd.	328,000	176,322
China Life Insurance Co. Ltd. (Class H Stock)	345,000	847,751
China Lumena New Materials Corp.*^	3,944,000	5,084
China Mobile Ltd.	202,000	2,237,144
China Shineway Pharmaceutical Group Ltd.	318,000	383,997
China Taifeng Beddings Holdings Ltd.*^	242,000	3,369
China Travel International Investment Hong Kong Ltd.	944,000	316,738
CNOOC Ltd. (Class H Stock)	1,068,000	1,246,405
Dongfeng Motor Group Co. Ltd. (Class H Stock)	600,000	750,357
Geely Automobile Holdings Ltd.	1,475,000	731,572
Guangdong Investment Ltd.	862,000	1,089,970
Haitian International Holdings Ltd.	258,000	443,263
Hengan International Group Co. Ltd.	120,500	1,049,538
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,600,000	2,016,626
JD.com, Inc., ADR*(a)	129,557	3,433,261
Kunlun Energy Co. Ltd.	1,124,000	977,861
Peak Sport Products Co. Ltd.	781,000	191,737

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	267,000	$1,281,274
Qingling Motors Co. Ltd. (Class H Stock)	298,000	93,739
Shenguan Holdings Group Ltd.	550,000	56,818
Sinopec Engineering Group Co. Ltd. (Class H Stock)	155,500	125,839
Tencent Holdings Ltd.	295,300	6,037,222
Universal Health International Group Holding Ltd.	1,883,000	206,676
Yangzijiang Shipbuilding Holdings Ltd.	858,000	623,161

		27,670,473

Colombia
Ecopetrol SA, ADR(a)	43,100	371,091

Denmark — 0.1%
Novo Nordisk A/S (Class B Stock)	54,126	2,931,117
Spar Nord Bank A/S	13,372	127,542

		3,058,659

Finland — 0.2%
Fortum OYJ(a)	137,745	2,083,205
Kone OYJ (Class B Stock)	32,357	1,557,372
Lassila & Tikanoja OYJ	4,216	76,710
Metso OYJ(a)	35,082	836,070
Nokian Renkaat OYJ	26,222	925,129
Orion OYJ (Class B Stock)(a)	46,619	1,538,867
Sampo OYJ (Class A Stock)	48,489	2,296,660
Tieto OYJ	33,178	864,464
Tikkurila OYJ	35,299	641,118
UPM-Kymmene OYJ	46,184	834,990

		11,654,585

France — 0.9%
AXA SA	94,141	2,207,490
BNP Paribas SA	153,873	7,730,687
Boiron SA	1,909	154,469
Cegid Group SA	1,307	73,678
Christian Dior SE	10,671	1,932,257
Cie Generale des Etablissements Michelin	14,589	1,490,541
Danone SA	46,180	3,276,582
Essilor International SA	13,270	1,635,077
Etablissements Maurel et Prom*(a)	177,432	625,179
Imerys SA	22,359	1,557,238
Legrand SA	81,896	4,577,507
Metropole Television SA	40,808	743,473
Neopost SA	15,748	330,391
Peugeot SA*	21,664	370,629
Publicis Groupe SA	40,367	2,830,583
Safran SA	46,795	3,266,297
Saft Groupe SA	18,379	554,950
Sanofi	64,246	5,165,121
Schneider Electric SE	110,748	6,979,408
Societe Generale SA	36,975	1,366,303
Total Gabon	486	71,555
TOTAL SA	293,197	13,340,887
Unibail-Rodamco SE, REIT	9,156	2,511,087
Vinci SA	15,048	1,116,926

		63,908,315

Germany — 0.7%
adidas AG	29,113	3,399,266

	Shares	Value

COMMON STOCKS (Continued)
Germany (cont’d.)
Aurubis AG	7,654	$380,332
BASF SE	48,078	3,615,259
Bayer AG	26,288	3,080,443
Bayerische Motoren Werke AG	19,387	1,779,842
Bijou Brigitte AG	2,404	153,414
Brenntag AG	25,172	1,434,373
Commerzbank AG*	55,277	479,615
Continental AG	28,781	6,527,829
Deutsche Bank AG	60,744	1,031,264
Deutsche Wohnen AG	123,913	3,845,591
Fresenius Medical Care AG & Co. KGaA	43,653	3,851,335
GEA Group AG	60,895	2,971,134
Hamburger Hafen und Logistik AG	8,669	127,658
HeidelbergCement AG	23,632	2,019,484
HUGO BOSS AG	8,232	538,161
K+S AG	32,921	767,849
Leifheit AG	1,073	63,442
RTL Group SA	12,583	1,064,611
SAP SE	61,794	4,972,475
Siemens AG	17,771	1,879,478
Software AG	41,462	1,619,390
Stada Arzneimittel AG	46,924	1,858,032

		47,460,277

Greece
JUMBO SA*	29,865	403,462
Metka SA	18,497	137,194
OPAP SA	63,447	444,207

		984,863

Guernsey
Tetragon Financial Group Ltd.	36,245	351,214

Hong Kong — 0.5%
AIA Group Ltd.	422,200	2,399,795
Allied Properties HK Ltd.	870,000	168,187
AMVIG Holdings Ltd.	196,000	81,849
Asian Citrus Holdings Ltd.*	1,374,264	83,886
BOC Hong Kong Holdings Ltd.	332,000	991,762
Champion REIT, REIT	430,000	219,017
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	22,838
Cheung Kong Property Holdings Ltd.	292,000	1,881,729
CSI Properties Ltd.	5,120,000	145,180
Dah Sing Financial Holdings Ltd.	57,200	351,992
Dan Form Holdings Co. Ltd.	367,000	73,388
Emperor Entertainment Hotel Ltd.	710,000	141,929
Emperor Watch & Jewellery Ltd.	920,000	22,628
Fairwood Holdings Ltd.	34,500	117,734
Giordano International Ltd.	940,000	430,492
Hang Lung Group Ltd.	99,000	284,189
Hang Lung Properties Ltd.	168,000	320,748
Hang Seng Bank Ltd.	66,500	1,176,650
Hanison Construction Holdings Ltd.	56,829	9,736
Henderson Land Development Co. Ltd.	27,170	167,074
HKR International Ltd.	233,600	99,478
Hongkong & Shanghai Hotels Ltd. (The)	84,500	89,755
Hongkong Land Holdings Ltd.	141,800	848,673
Hopewell Holdings Ltd.	153,000	494,050
Huabao International Holdings Ltd.*	554,000	209,178
Hysan Development Co. Ltd.	177,000	754,319
Jardine Strategic Holdings Ltd.	46,999	1,402,920
Kerry Properties Ltd.	117,000	321,236

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Lai Sun Development Co. Ltd.	6,355,000	$97,427
Lai Sun Garment International Ltd.	550,000	70,902
Lifestyle International Holdings Ltd.	526,500	709,067
Link REIT (The), REIT	1,073,500	6,377,289
NWS Holdings Ltd.	72,000	114,821
Real Nutriceutical Group Ltd.	1,541,000	151,113
Sa Sa International Holdings Ltd.	960,000	298,303
Sino Land Co. Ltd.	622,000	988,009
Sitoy Group Holdings Ltd.	271,000	85,240
SmarTone Telecommunications Holdings Ltd.	177,500	295,878
Soundwill Holdings Ltd.	28,000	33,114
Sun Hung Kai Properties Ltd.	450,000	5,506,434
Sunlight Real Estate Investment Trust, REIT	513,000	264,060
Swire Pacific Ltd. (Class A Stock)	91,000	981,520
Swire Properties Ltd.	947,200	2,563,877
Texwinca Holdings Ltd.	150,000	146,542
Wharf Holdings Ltd. (The)	248,000	1,358,414
Wheelock & Co. Ltd.	130,000	580,898

		33,933,320

Hungary
OTP Bank PLC	36,758	922,169
Richter Gedeon Nyrt	10,684	212,838

		1,135,007

India — 0.1%
HDFC Bank Ltd., ADR	76,942	4,741,935

Indonesia
Indocement Tunggal Prakarsa Tbk PT	208,000	309,281
Perusahaan Gas Negara Persero Tbk	1,512,900	298,211
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	282,355
Telekomunikasi Indonesia Persero Tbk PT	834,900	210,448
United Tractors Tbk PT	484,400	558,754
Vale Indonesia Tbk PT*	2,010,600	264,738

		1,923,787

Ireland — 0.1%
Anglo Irish Bank Corp. PLC*^	23,146	—
Experian PLC	50,306	897,932
Independent News & Media PLC*	255,755	48,019
Kerry Group PLC (Class A Stock)*	60,377	5,614,936
Origin Enterprises PLC*	56,987	435,763

		6,996,650

Israel — 0.3%
Bank Hapoalim BM	248,962	1,292,319
Check Point Software Technologies Ltd.*(a)	63,844	5,584,435
Israel Chemicals Ltd.	318,976	1,385,199
Ituran Location and Control Ltd.	8,802	173,276
Matrix IT Ltd.	10,173	65,091
Teva Pharmaceutical Industries Ltd., ADR	173,945	9,307,797

		17,808,117

Italy — 0.3%
ASTM SpA	38,770	447,491
Azimut Holding SpA	42,952	987,775
Banca Mediolanum SpA	216,081	1,723,612
Banca Popolare dell’Etruria e del Lazio SC*^(a)	59,346	—
Eni SpA	467,208	7,056,115

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA	1,242,000	$3,434,157
Mediobanca SpA	112,365	808,083
Snam SpA	452,728	2,833,188
Societa Cattolica di Assicurazioni Scrl	36,505	248,823

		17,539,244

Japan — 5.0%
ABC-Mart, Inc.	27,200	1,740,795
Achilles Corp.	37,000	47,338
Aichi Bank Ltd. (The)	700	29,291
Alpine Electronics, Inc.	38,100	426,046
Amano Corp.	40,200	633,937
Amuse, Inc.	14,200	292,766
ANA Holdings, Inc.	33,000	92,949
Aozora Bank Ltd.(a)	801,000	2,795,858
Asahi Broadcasting Corp.	14,300	86,750
Asahi Holdings, Inc.	11,500	154,776
Asahi Kasei Corp.	214,000	1,445,293
Astellas Pharma, Inc.	675,700	8,979,721
Awa Bank Ltd. (The)	46,000	222,659
Bandai Namco Holdings, Inc.	139,400	3,038,699
Bank of Kyoto Ltd. (The)	107,000	697,593
BML, Inc.	40,900	1,583,326
Bridgestone Corp.	327,700	12,230,705
Calbee, Inc.	50,500	2,003,675
Calsonic Kansei Corp.	70,000	520,125
Canon, Inc.	61,000	1,819,200
Casio Computer Co. Ltd.	4,900	98,823
Central Japan Railway Co.	48,100	8,506,553
Chiyoda Integre Co. Ltd.	5,400	119,935
Chori Co. Ltd.	21,400	276,976
Chubu Electric Power Co., Inc.	7,000	97,687
Chugai Pharmaceutical Co. Ltd.	3,000	92,830
Comture Corp.	14,000	293,996
Corona Corp.	17,400	169,631
Daicel Corp.	98,100	1,337,242
Daiichikosho Co. Ltd.	49,300	2,145,674
Daikin Industries Ltd.(a)	34,500	2,576,617
Dainichi Co. Ltd.	6,700	36,053
Daiwa House Industry Co. Ltd.	34,800	978,170
Daiwa Industries Ltd.	74,700	625,974
Daiwa Securities Group, Inc.	15,000	92,196
Dexerials Corp.	61,900	610,897
Don Quijote Holdings Co. Ltd.	2,800	97,247
Eisai Co. Ltd.	19,500	1,172,374
Elecom Co. Ltd.	29,600	521,048
Enplas Corp.	4,500	166,598
FamilyMart Co. Ltd.	49,600	2,575,999
FANUC Corp.	86,900	13,458,078
Fast Retailing Co. Ltd.	29,400	9,394,016
Fuji Heavy Industries Ltd.	348,300	12,299,602
Fuji Kosan Co. Ltd.	8,900	32,663
FUJIFILM Holdings Corp.	14,600	577,099
Fujikura Kasei Co. Ltd.	8,100	36,658
Fujimi, Inc.	14,900	198,344
Fujishoji Co. Ltd.	10,700	98,612
Fujitsu General Ltd.	50,000	771,355
Fukushima Industries Corp.	7,800	180,853
Fuso Chemical Co. Ltd.	56,500	833,573
Future Architect, Inc.	8,000	62,293
Gendai Agency, Inc.	24,200	121,166

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Geo Holdings Corp.	26,700	$443,689
GLP J-Reit, REIT	820	934,092
Graphite Design, Inc.	4,100	13,839
Hachijuni Bank Ltd. (The)	134,000	577,283
Hamakyorex Co. Ltd.	1,900	32,752
Happinet Corp.	18,600	168,801
Hard Off Corp. Co. Ltd.	11,600	156,460
Hazama Ando Corp.	131,300	638,544
Heiwa Corp.	36,900	764,924
HI-LEX Corp.	7,000	191,970
Hino Motors Ltd.	90,000	972,508
Hitachi Chemical Co. Ltd.	59,900	1,076,390
Hitachi Ltd.	140,000	656,159
Hitachi Metals Ltd.	133,700	1,378,757
Hoshizaki Electric Co. Ltd.	28,700	2,393,888
Hoya Corp.	150,400	5,716,800
Ichirokudo Co. Ltd.	7,500	22,924
Iida Group Holdings Co. Ltd.	37,800	736,187
Imasen Electric Industrial	19,300	168,064
Inaba Denki Sangyo Co. Ltd.	5,100	160,432
Infocom Corp.	6,800	94,958
Inpex Corp.	706,900	5,353,271
Isuzu Motors Ltd.	107,900	1,112,986
Iwatsu Electric Co. Ltd.*	50,000	31,962
Iyo Bank Ltd. (The)	119,000	778,011
Japan Airlines Co. Ltd.(a)	190,500	6,983,725
Japan Petroleum Exploration Co. Ltd.	44,400	992,591
Japan Real Estate Investment Corp., REIT	326	1,881,965
Japan Tobacco, Inc.	188,800	7,858,357
JCU Corp.	2,900	95,322
JSR Corp.	23,400	336,476
JTEKT Corp.	6,700	86,942
Kaken Pharmaceutical Co. Ltd.	53,100	3,209,823
Kanamoto Co. Ltd.	15,800	371,668
Kanematsu Electronics Ltd.	11,900	199,791
Kato Sangyo Co. Ltd.	8,600	212,609
KDDI Corp.	691,700	18,455,096
Keihin Corp.	21,200	316,891
Keyence Corp.	6,000	3,272,233
Konishi Co. Ltd.	20,400	254,180
Kosaido Co. Ltd.*	24,800	73,080
Kubota Corp.	400,600	5,468,090
KYORIN Holdings, Inc.	8,200	156,141
Kyowa Exeo Corp.	43,300	480,557
Kyushu Financial Group, Inc.	60	345
Lawson, Inc.	90,800	7,600,925
Maeda Road Construction Co. Ltd.	20,000	329,061
Matsui Securities Co. Ltd.	97,000	825,565
Mazda Motor Corp.	41,700	647,260
MEC Co. Ltd.	29,700	229,228
Meiko Network Japan Co. Ltd.	12,300	134,077
Mirait Holdings Corp.	32,300	256,956
Mitsubishi Electric Corp.(a)	158,000	1,655,512
Mitsubishi Estate Co. Ltd.	290,000	5,382,391
Mitsubishi Gas Chemical Co., Inc.	200,000	1,074,109
Mitsubishi Motors Corp.	455,600	3,401,019
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	63,072
Mitsubishi Tanabe Pharma Corp.	5,300	92,091
Mitsubishi UFJ Financial Group, Inc.	97,300	450,850
Mitsuboshi Belting Ltd.	20,000	160,932
Mitsui Fudosan Co. Ltd.	204,000	5,081,163

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsui Matsushima Co. Ltd.	98,000	$101,883
Mixi, Inc.	21,100	782,546
Mochida Pharmaceutical Co. Ltd.	10,500	779,333
Namura Shipbuilding Co. Ltd.	34,200	256,113
Neturen Co. Ltd.	52,100	353,270
Nexon Co. Ltd.	37,300	636,129
NGK Insulators Ltd.	5,000	92,267
NHK Spring Co. Ltd.	63,600	608,190
Nichirin Co. Ltd.	11,880	134,255
Nidec Corp.(a)	78,800	5,391,683
Nihon Nohyaku Co. Ltd.	45,300	229,449
Nihon Parkerizing Co. Ltd.	37,000	334,656
Nikon Corp.(a)	59,500	909,821
Nippon Denko Co. Ltd.	70,300	112,342
Nippon Electric Glass Co. Ltd.	83,000	424,494
Nippon Pillar Packing Co. Ltd.	45,000	391,286
Nippon Prologis REIT, Inc.	910	2,034,673
Nippon Signal Co. Ltd	17,000	140,536
Nishimatsuya Chain Co. Ltd.	7,900	79,119
Nissin Kogyo Co. Ltd.	35,200	474,342
Nittetsu Mining Co. Ltd.	30,000	111,971
Nitto Denko Corp.(a)	127,900	7,127,033
Nitto Kogyo Corp.	9,900	157,696
Nomura Holdings, Inc.	90,700	405,098
Nomura Real Estate Master Fund, Inc., REIT	1,926	2,867,051
NSK Ltd.	205,600	1,881,841
NTT DoCoMo, Inc.	197,800	4,496,275
Obayashi Corp.	10,100	99,552
Ohara, Inc.	4,200	19,602
Oracle Corp. Japan	14,100	790,762
Oriental Land Co. Ltd.	70,900	5,019,693
ORIX Corp.(a)	894,800	12,744,828
Osaka Gas Co. Ltd.(a)	547,000	2,099,685
Otsuka Corp.	36,900	1,946,520
Otsuka Holdings Co. Ltd	2,600	94,436
PanaHome Corp.	14,000	104,976
Piolax, Inc.	3,600	178,437
Press Kogyo Co. Ltd.	46,900	157,882
Recruit Holdings Co. Ltd.	3,100	94,521
Riken Corp.	52,000	169,782
Ryohin Keikaku Co. Ltd.	21,000	4,436,681
Sakai Chemical Industry Co. Ltd.	21,000	57,531
San-In Godo Bank Ltd. (The)	57,000	352,313
Sankyo Co. Ltd.	13,500	502,697
Sanrio Co. Ltd.	38,600	754,532
Santen Pharmaceutical Co. Ltd.	6,300	94,692
SCREEN Holdings Co. Ltd.	12,000	94,762
Seiko Epson Corp.	219,600	3,531,815
Sekisui Chemical Co. Ltd.	83,600	1,029,196
Sekisui Jushi Corp.	36,000	481,946
Seven & i Holdings Co. Ltd.	85,100	3,625,914
Seven Bank Ltd.(a)	373,500	1,594,126
Shikoku Chemicals Corp.	11,000	95,601
Shin-Etsu Polymer Co. Ltd.	51,300	275,033
Shinsei Bank Ltd.	172,000	224,481
Shizuoka Bank Ltd. (The)	98,000	706,597
Showa Corp.	50,100	437,051
Sinko Industries Ltd.	39,700	576,961
SMC Corp.	10,700	2,479,491
SNT Corp.	30,200	180,757

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
SoftBank Group Corp.	266,200	$12,732,359
Sohgo Security Services Co. Ltd.	1,900	102,873
Sony Financial Holdings, Inc.	98,600	1,260,760
SRA Holdings, Inc.	5,700	131,046
Sumitomo Chemical Co. Ltd.	21,000	95,055
Sumitomo Densetsu Co. Ltd.	14,300	185,103
Sumitomo Mitsui Financial Group, Inc.	163,200	4,954,373
Sumitomo Osaka Cement Co. Ltd.	25,000	98,202
Sumitomo Realty & Development Co. Ltd.	61,000	1,783,106
Suzuki Motor Corp.	51,500	1,377,042
Sysmex Corp.	65,600	4,101,043
T&D Holdings, Inc.	62,900	587,552
T. RAD Co. Ltd.	58,000	93,269
Tadano Ltd.	47,000	436,136
Taiheiyo Cement Corp.	1,082,000	2,490,343
TBK Co. Ltd.	29,000	103,558
TDK Corp.	120,300	6,674,954
Techno Medica Co. Ltd.	4,200	79,646
Teijin Ltd.	732,000	2,549,037
Toagosei Co. Ltd.	37,800	314,541
Tocalo Co. Ltd.	4,700	84,507
Toho Gas Co. Ltd.	261,000	1,852,552
Tohoku Electric Power Co., Inc.	155,200	2,000,134
Tokai Corp.	21,200	620,052
Token Corp.	7,450	608,159
Tokyo Electron Ltd.	107,300	6,988,386
Tokyo Seimitsu Co. Ltd.	22,000	431,610
Toppan Forms Co. Ltd.	21,500	239,211
Toyo Kohan Co. Ltd.	14,000	42,062
Toyo Machinery & Metal Co. Ltd.	11,900	35,736
TS Tech Co. Ltd.	31,000	724,597
Ube Industries Ltd.	993,000	1,755,386
Unicharm Corp.	4,200	91,414
Unipres Corp.	25,900	450,755
USS Co. Ltd.	75,000	1,196,782
Utoc Corp.	15,400	45,551
Wakita & Co. Ltd.	36,000	300,283
West Japan Railway Co.	1,600	98,796
Yahoo! Japan Corp.(a)	635,000	2,702,709
Yamanashi Chuo Bank Ltd. (The)	10,000	36,668
Yamazen Corp.	53,200	403,945
Yodogawa Steel Works Ltd.	5,300	112,442
Yokogawa Electric Corp.(a)	132,500	1,368,588
Yuasa Trading Co. Ltd.	8,000	187,937
Yurtec Corp.	20,000	166,872

		341,225,415

Kazakhstan
KCell JSC, GDR	36,870	130,734

Luxembourg — 0.1%
ArcelorMittal(a)	43,706	197,175
Tenaris SA	423,198	5,250,952

		5,448,127

Malaysia
British American Tobacco Malaysia Bhd	18,200	252,090

Mexico
Genomma Lab Internacional SAB de CV (Class B Stock)*	232,086	179,601
Industrias Bachoco SAB de CV, ADR	1,100	56,408

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Industrias Penoles SAB de CV, ADR	26,853	$339,370

		575,379

Netherlands — 0.5%
Aegon NV	121,349	666,910
Akzo Nobel NV	49,672	3,385,997
Arcadis NV	31,406	584,846
ASML Holding NV	17,745	1,785,762
BinckBank NV	44,742	333,055
Boskalis Westminster	30,598	1,199,227
NN Group NV	33,492	1,093,338
Royal Dutch Shell PLC (Class A Stock), (XEQT)	330,702	8,014,137
Royal Dutch Shell PLC (Class A Stock), (XLON)	220,183	5,316,506
Royal Dutch Shell PLC (Class B Stock)	409,162	9,956,833

		32,336,611

New Zealand
SKY Network Television Ltd.	94,355	324,158
Trade Me Group Ltd., (ASE)	109,362	333,818
Trade Me Group Ltd., (NZE)	78,933	240,381

		898,357

Norway — 0.4%
Aker Solutions ASA(a)	85,479	273,818
DNB ASA	129,627	1,530,674
Fred Olsen Energy ASA*	24,297	81,921
Norsk Hydro ASA	119,048	489,111
Prosafe SE	134,704	79,201
Salmar ASA	13,568	332,425
Statoil ASA	1,176,897	18,381,200
Telenor ASA	239,799	3,877,326
TGS Nopec Geophysical Co. ASA(a)	73,415	1,119,128
Yara International ASA	48,597	1,824,321

		27,989,125

Panama
Copa Holdings SA (Class A Stock)(a)	18,500	1,253,375

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*	56,500	415,840
Credicorp Ltd.	33,039	4,328,439

		4,744,279

Philippines
Manila Water Co., Inc.	155,300	91,091
Nickel Asia Corp.	3,186,800	363,088
Philippine Long Distance Telephone Co., ADR	14,600	632,326

		1,086,505

Poland
KGHM Polska Miedz SA	54,175	1,102,708
Polskie Gornictwo Naftowe i Gazownictwo SA	865,815	1,232,531

		2,335,239

Portugal
Galp Energia SGPS SA	155,488	1,952,447
Portucel SA*	80,946	294,256

		2,246,703

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Puerto Rico
OFG Bancorp	15,800	$110,442
Triple-S Management Corp. (Class B Stock)*	7,600	188,936

		299,378

Russia — 0.1%
CTC Media, Inc.*	72,700	142,492
Gazprom PAO, ADR	377,114	1,625,361
Lukoil PJSC, ADR	60,077	2,307,985
MegaFon PJSC, GDR	77,006	847,113
MMC Norilsk Nickel PJSC, ADR	69,693	904,615
Mobile TeleSystems PJSC, ADR(a)	65,500	529,895
Surgutneftegas OAO, ADR	160,139	938,415
Tatneft PAO, ADR	24,858	800,202

		8,096,078

Singapore — 0.2%
Boustead Projects Ltd.*	46,200	22,215
Boustead Singapore Ltd.	154,000	99,939
CapitaLand Commercial Trust Ltd., REIT	534,100	582,939
CapitaLand Retail China Trust, REIT	189,000	203,026
Haw Par Corp. Ltd.	6,600	41,025
Hong Fok Corp. Ltd.	432,900	249,802
Hong Leong Finance Ltd.	34,000	59,938
Keppel DC REIT, REIT	174,400	137,237
M1 Ltd.	309,900	597,564
Mapletree Greater China Commercial Trust, REIT	284,200	201,419
Mapletree Industrial Trust, REIT	417,900	494,415
Metro Holdings Ltd.	90,000	63,440
SATS Ltd.	459,700	1,346,679
Singapore Telecommunications Ltd.	1,656,700	4,689,544
UMS Holdings Ltd.	130,000	54,552
United Overseas Bank Ltd.	84,300	1,179,188
UOL Group Ltd.	113,500	505,503
Wing Tai Holdings Ltd.	58,500	76,311

		10,604,736

South Africa — 0.2%
AECI Ltd.	16,944	104,439
Astral Foods Ltd.	20,342	152,702
Kumba Iron Ore Ltd.*	115,728	621,680
Lewis Group Ltd.	18,684	59,480
Liberty Holdings Ltd.	102,141	1,000,188
Life Healthcare Group Holdings Ltd.	337,098	813,643
MMI Holdings Ltd.	369,239	621,051
MTN Group Ltd.	327,869	2,994,230
Peregrine Holdings Ltd.	140,169	258,715
Reunert Ltd.	33,811	158,661
Sanlam Ltd.	275,947	1,278,456
Sasol Ltd.	86,749	2,574,229
Sibanye Gold Ltd.	341,518	1,312,032
Truworths International Ltd.	235,944	1,567,300
Vodacom Group Ltd.	180,527	1,960,901
Wilson Bayly Holmes-Ovcon Ltd.	14,421	116,237

		15,593,944

South Korea — 0.2%
Dongil Industries Co. Ltd.	1,090	61,668
Dongyang E&P, Inc.	8,974	108,662
e-LITECOM Co. Ltd.	5,843	73,872
Grand Korea Leisure Co. Ltd.	35,334	706,027

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KB Financial Group, Inc.	8,977	$249,266
Korea Petrochemical Ind Co. Ltd.	1,091	244,940
KT&G Corp.	21,581	2,078,035
LG Chem Ltd.	5,946	1,706,450
Lotte Chemical Corp.	2,135	638,515
Samsung Electronics Co. Ltd.	3,059	3,510,530
SK Telecom Co. Ltd.	16,343	2,961,503

		12,339,468

Spain — 0.1%
Cia de Distribucion Integral Logista Holdings SA	23,023	519,492
Grupo Catalana Occidente SA	27,051	766,756
Inmobiliaria Colonial SA*	2,256,234	1,668,123
Repsol SA	166,190	1,868,635

		4,823,006

Sweden — 0.3%
Alfa Laval AB(a)	127,733	2,086,259
Atlas Copco AB (Class A Stock)	57,222	1,436,121
Axfood AB(a)	37,172	685,981
B&B Tools AB (Class B Stock)	5,074	93,432
Boliden AB	76,764	1,224,516
Byggmax Group AB	37,012	339,388
Clas Ohlson AB (Class B Stock)	9,784	186,733
Hufvudstaden AB (Class A Stock)	235,383	3,722,866
Intrum Justitia AB	53,106	1,871,465
Investment AB Oresund	2,655	74,537
SKF AB (Class B Stock)(a)	106,286	1,915,975
Swedish Match AB	53,104	1,800,124
TeliaSonera AB	747,756	3,874,557
Tethys Oil AB	54,774	363,864

		19,675,818

Switzerland — 0.7%
ABB Ltd.*	81,857	1,594,682
Baloise Holding AG	6,412	813,890
BB Biotech AG	24,670	1,173,205
Coltene Holding AG	4,570	308,928
Lonza Group AG*	32,650	5,519,201
Nestle SA	151,750	11,323,702
Novartis AG	79,891	5,780,268
Oriflame Holding AG*	29,033	576,502
Roche Holding AG	59,635	14,642,794
Swiss Re AG	23,386	2,159,455
Syngenta AG	7,454	3,091,150
UBS Group AG	215,577	3,467,780
Wizz Air Holdings PLC*	6,289	166,236

		50,617,793

Taiwan — 0.3%
104 Corp.	14,000	61,104
Ardentec Corp.	221,000	151,067
Chimei Materials Technology Corp.	179,000	108,996
China Life Insurance Co. Ltd.	461,500	355,210
Chroma ATE, Inc.	53,000	113,906
Chunghwa Telecom Co. Ltd.	722,000	2,456,737
Cleanaway Co. Ltd.	99,000	548,784
Cyberlink Corp.	29,680	67,721
Delta Electronics, Inc.	246,000	1,084,439
Draytek Corp.	51,000	49,075
DYNACOLOR, Inc.	41,000	67,017

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Elite Advanced Laser Corp.	28,000	$156,627
Elite Material Co. Ltd.	80,000	152,390
Everlight Electronics Co. Ltd.	196,000	326,373
Far EasTone Telecommunications Co. Ltd.	148,000	331,472
FLEXium Interconnect, Inc.	67,000	172,704
Greatek Electronics, Inc.	315,000	359,954
Holtek Semiconductor, Inc.	67,000	109,241
KD Holding Corp.	9,000	46,417
Lumax International Corp. Ltd.	97,000	139,263
New Era Electronics Co. Ltd.	56,000	44,905
Novatek Microelectronics Corp.	95,000	382,417
Powertech Technology, Inc.	155,000	351,277
Realtek Semiconductor Corp.	128,730	353,868
Simplo Technology Co. Ltd.	122,000	437,787
Sinbon Electronics Co. Ltd.	325,000	663,424
Sirtec International Co. Ltd.	49,000	66,712
Sonix Technology Co. Ltd.	160,000	175,516
St. Shine Optical Co. Ltd.	48,000	978,718
Taiwan Secom Co. Ltd.	65,000	187,826
Taiwan Semiconductor Manufacturing Co. Ltd.	1,270,000	6,334,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	231,300	6,060,060
Transcend Information, Inc.	133,000	410,890
United Integrated Services Co. Ltd.	85,000	134,560

		23,441,006

Thailand — 0.1%
Advanced Info Service PCL, NVDR	498,100	2,575,788
BEC World PCL, NVDR	269,800	216,261
Kasikornbank PCL, NVDR	600,700	2,949,682
PTT Exploration & Production PCL, NVDR	814,200	1,623,206
PTT PCL, NVDR	93,200	739,877
Thai Beverage PCL	566,500	300,330
Total Access Communication PCL, NVDR	397,600	466,629

		8,871,773

Turkey — 0.1%
Adana Cimento Sanayii TAS (Class C Stock)	186,638	58,287
Akcansa Cimento A/S	30,406	155,150
Enka Insaat ve Sanayi A/S	260,503	451,611
Eregli Demir ve Celik Fabrikalari TAS	344,411	518,485
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	28,345
Koza Altin Isletmeleri A/S	120,866	775,115
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,931	135,231
Soda Sanayii A/S	71,354	128,857
TAV Havalimanlari Holding A/S	68,236	407,233
Turk Telekomunikasyon A/S	225,340	534,198
Turkcell Iletisim Hizmet A/S	449,692	1,889,536

		5,082,048

United Kingdom — 2.4%
ARM Holdings PLC	261,544	3,808,408
Ashmore Group PLC(a)	346,606	1,428,509
AstraZeneca PLC	81,368	4,542,909
Barclays PLC	937,203	2,011,794
Beazley PLC	105,463	543,430
Berendsen PLC	67,063	1,156,738
Big Yellow Group PLC, REIT	290,656	3,220,398

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Bodycote PLC	17,564	$151,892
BP PLC	2,298,834	11,501,867
British American Tobacco PLC	31,577	1,846,489
BT Group PLC	981,387	6,196,611
Burberry Group PLC	55,392	1,082,902
Cairn Energy PLC*	219,792	629,584
Capita PLC	356,288	5,319,220
Chesnara PLC	65,574	309,746
Close Brothers Group PLC	35,044	633,895
Computacenter PLC	3,959	47,640
Dart Group PLC	144,844	1,381,329
Debenhams PLC	113,570	122,538
Delphi Automotive PLC	20,700	1,552,914
Derwent London PLC, REIT	64,441	2,912,065
Diageo PLC	80,588	2,172,972
Direct Line Insurance Group PLC	281,416	1,492,683
Gem Diamonds Ltd.	33,876	53,520
GKN PLC	205,098	849,175
GlaxoSmithKline PLC	477,080	9,657,622
Go-Ahead Group PLC	14,715	556,932
Great Portland Estates PLC, REIT	302,357	3,156,512
Halfords Group PLC	98,167	556,642
Highland Gold Mining Ltd.	226,955	215,136
HSBC Holdings PLC, (QMTF)	1,169,843	7,275,189
HSBC Holdings PLC, (XHKG)	451,200	2,806,398
Hunting PLC	74,542	341,372
IMI PLC	120,595	1,647,175
Imperial Brands PLC	129,029	7,143,959
Indivior PLC	184,084	430,502
ITE Group PLC	61,041	128,875
Itv PLC	876,103	3,027,383
John Wood Group PLC	118,843	1,046,555
Johnson Matthey PLC	50,043	1,967,208
Jupiter Fund Management PLC	57,096	334,928
Keller Group PLC	36,599	451,797
Land Securities Group PLC, REIT	388,418	6,124,378
Legal & General Group PLC	640,405	2,157,811
Lloyds Banking Group PLC	4,356,373	4,243,087
Marks & Spencer Group PLC	65,581	382,162
Meggitt PLC	269,986	1,573,906
Mitie Group PLC	211,311	779,626
Morgan Advanced Materials PLC	23,812	77,702
Novae Group PLC	5,534	69,828
PayPoint PLC	19,721	211,865
Premier Farnell PLC	78,473	127,077
Prudential PLC	369,945	6,884,088
Reckitt Benckiser Group PLC	127,167	12,266,063
Restaurant Group PLC (The)	42,369	238,491
Rio Tinto Ltd.	135,422	4,409,511
Rio Tinto PLC	88,139	2,470,588
Rotork PLC	732,310	1,919,867
Royal Bank of Scotland Group PLC*	604,819	1,928,584
Royal Mail PLC	204,563	1,410,577
RPS Group PLC	48,745	145,270
Senior PLC	74,017	242,326
Shaftesbury PLC, REIT	170,327	2,221,995
Smiths Group PLC	106,431	1,641,181
Soco International PLC	124,723	283,983
Spectris PLC	72,901	1,924,131
Standard Chartered PLC	184,257	1,246,128
Subsea 7 SA*	37,120	280,006

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Transocean Partners LLC, MLP	7,100	$62,906
UNITE Group PLC (The)	249,364	2,275,278
Vodafone Group PLC	1,703,669	5,413,660
Weir Group PLC (The)	50,562	803,377
Whitbread PLC	30,199	1,714,276
William Hill PLC	304,584	1,425,049
Workspace Group PLC, REIT	190,965	2,145,058
WPP PLC	105,457	2,454,559

		167,267,807

United States — 12.6%
Aetna, Inc.	32,816	3,686,878
Aflac, Inc.	38,900	2,456,146
Alexandria Real Estate Equities, Inc., REIT	40,015	3,636,963
Alphabet, Inc. (Class A Stock)*	23,518	17,941,882
Altria Group, Inc.	31,800	1,992,588
Amazon.com, Inc.*	14,851	8,816,148
Amdocs Ltd.	35,800	2,163,036
American Eagle Outfitters, Inc.	63,400	1,056,878
American Equity Investment Life Holding Co.(a)	52,100	875,280
American Financial Group, Inc.	20,900	1,470,733
American International Group, Inc.	16,000	864,800
American National Insurance Co.	3,100	358,050
Amgen, Inc.	81,208	12,175,515
Anthem, Inc.	15,200	2,112,648
Apple, Inc.	187,092	20,391,157
Applied Industrial Technologies, Inc.	26,000	1,128,400
Argonaut Gold, Inc.*	65,700	96,115
Assured Guaranty Ltd.	33,600	850,080
Atwood Oceanics, Inc.(a)	78,400	718,928
AvalonBay Communities, Inc., REIT	27,887	5,304,107
Axis Capital Holdings Ltd.	13,800	765,348
Baker Hughes, Inc.	96,389	4,224,730
Ball Corp.	54,711	3,900,347
Bank of America Corp.	332,300	4,492,696
BB&T Corp.(a)	81,000	2,694,870
Bed Bath & Beyond, Inc.*(a)	24,000	1,191,360
Bemis Co., Inc.	34,500	1,786,410
Best Buy Co., Inc.	28,200	914,808
BlackRock, Inc.	14,541	4,952,228
Boeing Co. (The)(a)	51,136	6,491,204
Boston Properties, Inc., REIT	56,610	7,193,999
Brinker International, Inc.(a)	22,800	1,047,660
Brocade Communications Systems, Inc.	50,700	536,406
Buckle, Inc. (The)(a)	43,900	1,486,893
C&F Financial Corp.	547	20,895
C.H. Robinson Worldwide, Inc.	27,600	2,048,748
CA, Inc.(a)	68,500	2,109,115
Cabot Microelectronics Corp.	18,800	769,108
Capital One Financial Corp.	16,300	1,129,753
Carnival Corp.	89,797	4,738,588
Caterpillar, Inc.	20,892	1,599,074
Cato Corp. (The) (Class A Stock)	9,600	370,080
Celgene Corp.*	16,039	1,605,344
Centene Corp.*	37,900	2,333,503
Chevron Corp.	135,341	12,911,531
Chico’s FAS, Inc.	52,500	696,675
CHUBB Ltd.	27,556	3,283,297
Cimarex Energy Co.(a)	87,709	8,531,454
Cisco Systems, Inc.	288,605	8,216,584

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Citigroup, Inc.	393,455	$16,426,747
Civeo Corp.*	164,400	202,212
CNA Financial Corp.	24,000	772,320
Coach, Inc.	28,484	1,141,924
Coca-Cola Co. (The)	126,073	5,848,526
Cognizant Technology Solutions Corp. (Class A Stock)*	84,390	5,291,253
Colgate-Palmolive Co.	110,586	7,812,901
Comcast Corp. (Class A Stock)	217,590	13,290,397
Comerica, Inc.	42,200	1,598,114
Computer Programs & Systems, Inc.(a)	19,361	1,009,095
Comtech Telecommunications Corp.	6,000	140,220
Contango Oil & Gas Co.*	9,015	106,287
Cooper Tire & Rubber Co.	12,400	459,048
Core Laboratories NV	18,577	2,088,241
Corning, Inc.	90,900	1,898,901
Costco Wholesale Corp.	33,276	5,243,632
Cracker Barrel Old Country Store, Inc.(a)	10,400	1,587,768
Crane Co.	7,400	398,564
CSG Systems International, Inc.(a)	31,800	1,436,088
CSRA, Inc.	34,600	930,740
CSX Corp.	35,600	916,700
CubeSmart, REIT	86,863	2,892,538
Cullen/Frost Bankers, Inc.(a)	9,400	518,034
Cummins, Inc.	21,100	2,319,734
CVR Energy, Inc.	34,700	905,670
Danaher Corp.	72,053	6,834,948
Darden Restaurants, Inc.	10,500	696,150
DCT Industrial Trust, Inc., REIT	77,731	3,068,043
Deluxe Corp.	22,300	1,393,527
Denbury Resources, Inc.(a)	41,200	91,464
Dillard’s, Inc. (Class A Stock)	7,000	594,370
Discover Financial Services	120,303	6,125,829
Douglas Emmett, Inc., REIT	114,586	3,450,184
Dover Corp.	33,200	2,135,756
Dow Chemical Co. (The)	173,303	8,814,191
Dun & Bradstreet Corp. (The)	15,826	1,631,344
eBay, Inc.*	117,900	2,813,094
Electronic Arts, Inc.*	24,049	1,589,879
Emerson Electric Co.	68,500	3,725,030
Empire State Realty Trust, Inc. (Class A Stock), REIT	209,488	3,672,325
Energizer Holdings, Inc.	20,400	826,404
Ennis, Inc.	7,400	144,670
Ensco PLC (Class A Stock)	36,100	374,357
Equity LifeStyle Properties, Inc., REIT	42,697	3,105,353
Equity One, Inc., REIT	130,554	3,741,678
Equity Residential, REIT	83,975	6,300,644
Essex Property Trust, Inc., REIT	28,115	6,574,974
Estee Lauder Cos., Inc. (The) (Class A Stock)	65,642	6,190,697
Everest Re Group Ltd.	7,400	1,460,982
Express Scripts Holding Co.*(a)	75,100	5,158,619
Exterran Corp.*	19,299	298,363
Extra Space Storage, Inc., REIT	43,017	4,020,369
Exxon Mobil Corp.	262,568	21,948,059
Facebook, Inc. (Class A Stock)*	55,604	6,344,416
FBL Financial Group, Inc. (Class A Stock)	3,404	209,414
Federal Realty Investment Trust, REIT	27,860	4,347,553
Federated National Holding Co.	20,800	408,928
FedEx Corp.	37,899	6,166,925

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Fifth Third Bancorp	317,430	$5,297,907
FMC Technologies, Inc.*	86,145	2,356,927
Foot Locker, Inc.	25,234	1,627,593
Fossil Group, Inc.*	9,600	426,432
GameStop Corp. (Class A Stock)	18,600	590,178
Gannett Co., Inc.	59,800	905,372
Gap, Inc. (The)(a)	57,000	1,675,800
Garmin Ltd.(a)	46,100	1,842,156
General Dynamics Corp.	24,200	3,179,154
General Growth Properties, Inc., REIT	219,170	6,515,924
General Mills, Inc.	84,400	5,346,740
Gentex Corp.	104,300	1,636,467
Genuine Parts Co.	16,500	1,639,440
Gilead Sciences, Inc.	112,938	10,374,485
Global Brass & Copper Holdings, Inc.	12,400	309,380
GNC Holdings, Inc. (Class A Stock)	19,600	622,300
Goldman Sachs Group, Inc. (The)	24,880	3,905,662
Guess?, Inc.	12,400	232,748
Halliburton Co.	145,190	5,186,187
Harte-Hanks, Inc.	23,200	58,696
HCI Group, Inc.(a)	22,300	742,590
Helmerich & Payne, Inc.(a)	37,619	2,208,988
Hess Corp.	87,127	4,587,236
Hewlett Packard Enterprise Co.	345,038	6,117,524
Hibbett Sports, Inc.*(a)	26,800	962,120
Hillenbrand, Inc.	52,900	1,584,355
HNI Corp.	23,000	900,910
HollyFrontier Corp.	48,500	1,713,020
Home Depot, Inc. (The)	59,147	7,891,984
Horace Mann Educators Corp.	25,718	815,003
HP, Inc.	135,900	1,674,288
Huntington Ingalls Industries, Inc.	13,900	1,903,466
Ingersoll-Rand PLC	32,447	2,012,038
Innophos Holdings, Inc.	10,101	312,222
Innospec, Inc.	9,800	424,928
Intel Corp.	192,200	6,217,670
Inteliquent, Inc.	22,946	368,283
International Bancshares Corp.	12,100	298,386
International Business Machines Corp.	39,000	5,906,550
International Paper Co.	58,659	2,407,365
Interpublic Group of Cos., Inc. (The)	153,195	3,515,825
j2 Global, Inc.(a)	12,500	769,750
John Wiley & Sons, Inc. (Class A Stock)	36,700	1,794,263
Johnson & Johnson	119,504	12,930,333
Jones Lang LaSalle, Inc.	15,556	1,825,030
JPMorgan Chase & Co.	220,646	13,066,656
KeyCorp	114,300	1,261,872
Keysight Technologies, Inc.*	35,700	990,318
Knoll, Inc.	36,900	798,885
Kohl’s Corp.(a)	17,600	820,336
Lear Corp.	7,100	789,307
Lincoln Electric Holdings, Inc.	15,000	878,550
Lincoln National Corp.	39,100	1,532,720
Linear Technology Corp.	43,800	1,951,728
LinnCo LLC(a)	134,200	47,977
Lockheed Martin Corp.(a)	13,468	2,983,162
LyondellBasell Industries NV (Class A Stock)	61,848	5,292,952
Macerich Co. (The), REIT	67,350	5,336,814
ManpowerGroup, Inc.	15,300	1,245,726
Marathon Oil Corp.	102,600	1,142,964

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Marathon Petroleum Corp.	80,500	$2,992,990
MasterCard, Inc. (Class A Stock)(a)	98,147	9,274,892
Maxim Integrated Products, Inc.	45,300	1,666,134
MBIA, Inc.*	34,100	301,785
Medallion Financial Corp.(a)	5,700	52,611
Medtronic PLC	57,248	4,293,600
Merck & Co., Inc.	149,280	7,898,405
Meridian Bioscience, Inc.	45,200	931,572
Michael Kors Holdings Ltd.*	25,700	1,463,872
Microchip Technology, Inc.(a)	20,000	964,000
Microsoft Corp.	191,446	10,573,563
Mohawk Industries, Inc.*	20,078	3,832,890
Molina Healthcare, Inc.*(a)	23,700	1,528,413
Mondelez International, Inc. (Class A Stock)	42,095	1,688,851
Morgan Stanley	83,600	2,090,836
Mosaic Co. (The)(a)	54,100	1,460,700
Movado Group, Inc.	10,100	278,053
Nasdaq, Inc.	69,098	4,586,725
National Oilwell Varco, Inc.(a)	137,375	4,272,363
National Presto Industries, Inc.	1,400	117,236
National Western Life Group, Inc. (Class A Stock)	3,000	691,890
NetApp, Inc.	68,000	1,855,720
NETGEAR, Inc.*	10,600	427,922
NeuStar, Inc. (Class A Stock)*(a)	32,900	809,340
NextEra Energy, Inc.	34,082	4,033,264
Noble Corp. PLC(a)	41,500	429,525
Nu Skin Enterprises, Inc. (Class A Stock)	41,500	1,587,375
Oasis Petroleum, Inc.*	28,200	205,296
Occidental Petroleum Corp.	159,089	10,886,461
Oceaneering International, Inc.	90,624	3,012,342
Omnicom Group, Inc.	31,800	2,646,714
Oracle Corp.	129,100	5,281,481
O’Reilly Automotive, Inc.*	21,062	5,763,827
Outerwall, Inc.(a)	5,200	192,348
Packaging Corp. of America	11,600	700,640
Parker-Hannifin Corp.	21,000	2,332,680
Pebblebrook Hotel Trust, REIT(a)	117,572	3,417,818
PetMed Express, Inc.(a)	19,400	347,454
Pfizer, Inc.	381,575	11,309,883
Philip Morris International, Inc.(a)	21,800	2,138,798
Pitney Bowes, Inc.(a)	52,200	1,124,388
PNC Financial Services Group, Inc. (The)	36,900	3,120,633
Principal Financial Group, Inc.	41,200	1,625,340
Prologis, Inc., REIT	93,886	4,147,883
Public Storage, REIT	27,639	7,623,665
QEP Resources, Inc.	48,700	687,157
QUALCOMM, Inc.	83,200	4,254,848
Quest Diagnostics, Inc.	50,300	3,593,935
Reliance Steel & Aluminum Co.	23,100	1,598,289
REX American Resources Corp.*	12,900	715,563
Rexford Industrial Realty, Inc., REIT(a)	227,853	4,137,810
Robert Half International, Inc.	7,100	330,718
RPX Corp.*	21,000	236,460
RR Donnelley & Sons Co.(a)	25,800	423,120
Sanderson Farms, Inc.(a)	3,400	306,612
Schlumberger Ltd.	206,150	15,203,562
Schweitzer-Mauduit International, Inc.	37,000	1,164,760
Scripps Networks Interactive, Inc. (Class A Stock)	37,100	2,430,050
Seagate Technology PLC(a)	29,300	1,009,385

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Signet Jewelers Ltd.	50,489	$6,262,151
Simon Property Group, Inc., REIT	64,590	13,414,697
Sonoco Products Co.	55,600	2,700,492
Spok Holdings, Inc.	9,100	159,341
St. Jude Medical, Inc.	36,800	2,024,000
Staples, Inc.	70,200	774,306
Starbucks Corp.	63,883	3,813,815
Stillwater Mining Co.*(a)	64,000	681,600
STORE Capital Corp., REIT	98,438	2,547,575
Strayer Education, Inc.*	4,700	229,125
SunPower Corp.*(a)	80,173	1,791,065
Sunstone Hotel Investors, Inc., REIT	222,654	3,117,156
Symantec Corp.	71,300	1,310,494
Taro Pharmaceutical Industries Ltd.*	21,500	3,079,875
Tech Data Corp.*(a)	7,700	591,129
Teradata Corp.*	65,300	1,713,472
Terra Nitrogen Co. LP(a)	2,800	311,584
Tesoro Corp.	15,900	1,367,559
Texas Instruments, Inc.	81,279	4,667,040
Thermo Fisher Scientific, Inc.	59,073	8,364,146
Thor Industries, Inc.	12,900	822,633
Tilly’s, Inc. (Class A Stock)*	11,300	75,597
Timken Co. (The)	26,600	890,834
TJX Cos., Inc. (The)	78,180	6,125,403
Torchmark Corp.	19,700	1,066,952
Transocean Ltd.(a)	78,700	719,318
TripAdvisor, Inc.*	24,972	1,660,638
Tupperware Brands Corp.(a)	26,000	1,507,480
Tyson Foods, Inc. (Class A Stock)	60,625	4,041,263
Ultimate Software Group, Inc. (The)*	9,990	1,933,065
Union Pacific Corp.	27,600	2,195,580
United Insurance Holdings Corp.	10,700	205,547
United Technologies Corp.	87,084	8,717,108
United Therapeutics Corp.*	14,400	1,604,592
UnitedHealth Group, Inc.	95,552	12,316,653
Universal Corp.(a)	3,500	198,835
Universal Insurance Holdings, Inc.(a)	49,700	884,660
USANA Health Sciences, Inc.*	4,000	485,680
Valero Energy Corp.	47,000	3,014,580
Validus Holdings Ltd.	16,600	783,354
Vantiv, Inc. (Class A Stock)*	59,712	3,217,283
Viacom, Inc. (Class B Stock)	63,300	2,613,024
Vishay Intertechnology, Inc.(a)	52,300	638,583
Voya Financial, Inc.	21,900	651,963
Waddell & Reed Financial, Inc. (Class A Stock)	39,100	920,414
Walgreens Boots Alliance, Inc.	54,753	4,612,393
Wal-Mart Stores, Inc.	56,400	3,862,836
Walt Disney Co. (The)(a)	54,753	5,437,520
Wells Fargo & Co.	189,818	9,179,598
Welltower, Inc., REIT	94,210	6,532,521
Western Digital Corp.(a)	38,100	1,799,844
Western Refining, Inc.(a)	38,700	1,125,783
Western Union Co. (The)(a)	133,500	2,575,215
Westlake Chemical Corp.	26,800	1,240,840
Zumiez, Inc.*(a)	23,100	460,152

		866,499,685

TOTAL COMMON STOCKS (cost $2,010,822,635)		1,958,117,410

		Shares	Value
EXCHANGE TRADED FUND — 3.9%
iShares Core S&P 500 ETF(a) (cost $178,457,577)		1,283,602	265,256,353

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)		132,000	292,220
Cia Energetica de Sao Paulo (PRFC B)		76,900	338,769
Itausa - Investimentos Itau SA (PRFC)		540,786	1,218,241
Metalurgica Gerdau SA (PRFC)		570,700	385,689
Vale SA (PRFC)		98,000	310,709
Vale SA (PRFC), ADR		207,000	645,840

			3,191,468

Germany
KSB AG (PRFC)		248	93,126
Porsche Automobil Holding SE (PRFC)		24,746	1,278,994
STO SE & Co. KGaA (PRFC)		920	116,726

			1,488,846

United States
Morgan Stanley, Series I, 6.375%		43,800	1,141,866

TOTAL PREFERRED STOCKS (cost $8,677,065)			5,822,180

		Shares
UNAFFILIATED FUNDS — 6.0%
Aston Montag & Caldwell Growth Fund (Institutional Shares)		2,292,835	45,581,569
Goldman Sachs Small Cap Value Fund (Institutional Shares)		1,137,769	56,968,097
HICL Infrastructure Co. Ltd		421,842	964,550
T. Rowe Price Value Fund (Retail Shares)		9,903,509	311,267,281

TOTAL UNAFFILIATED FUNDS (cost $391,021,766)			414,781,497

		Units
WARRANTS*
India
Idea Cellular Ltd., expiring 03/13/17 (cost $2,855,262)		1,234,404	2,041,704

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.4%
Non-Residential Mortgage-Backed Securities — 3.4%
American Express Issuance Trust II,
Series 2013-2, Class A
0.866%(c)	08/15/19	1,619	1,619,897
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	610,089
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,116,563
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,009,798
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,415,833

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	$3,729,691
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.796%(c)	12/16/19	1,280	1,279,616
Series 2014-2, Class A
0.776%(c)	03/16/20	3,880	3,877,256
CarFinance Capital Auto Trust,
Series 2015-1A, Class A, 144A
1.750%	06/15/21	1,216	1,210,226
Castlelake Aircraft Securitization Trust,
Series 2015-1A, Class A, 144A
4.703%	12/15/40	5,675	5,562,145
Chase Issuance Trust,
Series 2012-A2, Class A2
0.706%(c)	05/15/19	2,430	2,430,000
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,780,748
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,390	5,380,295
Citi Held For Asset Issuance,
Series 2015-PM1, Class A, 144A
1.850%	12/15/21	1,289	1,285,968
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	935	888,483
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	3,128	2,997,058
Series 2014-1A, Class A, 144A
3.290%	06/18/29	2,002	1,867,455
Series 2014-2A, Class A, 144A
3.380%	10/18/29	4,710	4,414,409
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	541	540,680
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	1,750	1,740,699
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,233	1,166,045
Series 2014-2A, Class A, 144A
3.270%	11/18/29	2,654	2,531,412
ECAF I Ltd. (Ireland),
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	13,887	13,307,716
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,450,216
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	103	102,607
Series 2014-2A, Class A, 144A
1.060%	08/15/18	70	69,471

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	108	$107,490
Series 2013-2, Class A, 144A
1.940%	01/15/19	363	363,176
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	948,472
Series 2015-2, Class A, 144A
1.980%	10/15/20	5,000	4,991,098
Series 2016-1, Class A, 144A
2.770%	12/15/20	3,714	3,703,903
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	5,125	4,857,042
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	4,992	4,697,446
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	8,525	7,943,083
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	3,063,035
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,117,115
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,609,775
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,265	14,123,500
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,800	5,721,307
Series 2016-1A, Class A, 144A
3.660%	02/20/29	1,750	1,724,864
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,814,481
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,358,025
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,618,881
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,043,019
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,950,897
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,024,161
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,387,078
SoFi Professional Loan Program LLC,
Series 2015-B, Class A1, 144A
1.486%(c)	04/25/35	773	748,854
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	2,395	2,384,723
Series 2014-AA, Class B, 144A
4.610%	10/25/27	8,355	8,357,542

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,460	$4,413,394
Store Master Funding I LLC,
Series 2015-1A, Class A1, 144A
3.750%	04/20/45	3,235	3,062,397
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	3,684	3,530,094
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,371	3,198,624
Series 2014-1A, Class B, 144A
4.100%	02/22/39	5,407	5,126,442
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,550	2,430,252
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	3,383	3,276,010
Series 2014-1A, Class A, 144A
3.270%	10/20/39	1,678	1,578,675
Trinity Rail Leasing LLC,
Series 2013-1A, Class A, 144A
3.898%	07/15/43	1,475	1,431,123
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	7,920	8,882,962
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	10,290	10,203,068
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	9,678	9,500,864
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	355	355,079
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,615,130

			233,647,457

Residential Mortgage-Backed Securities
FHLMC Structured Pass-Through Securities,
Series T-15, Class A6
0.836%(c)	11/25/28	49	48,972

TOTAL ASSET-BACKED SECURITIES (cost $239,712,803)			233,696,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
1.236%(c)	06/15/28	2,215	2,216,161
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.836%(c)	06/15/33	2,250	2,176,443
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.587%(c)	06/15/34	1,798	1,766,335
Series 2014-TWC, Class A, 144A
1.274%(c)	02/13/32	2,165	2,121,017

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DECO Ltd. (Ireland),
Series 2012-MHLX, Class A
2.859%(c)	07/28/21	GBP	4,744	$6,779,479
Fannie Mae-Aces,
Series 2012-M14, Class X2, IO
0.594%(c)	09/25/22		49,671	1,224,775
Series 2014-M8, Class FA
0.674%(c)	05/25/18		1,694	1,683,649
Series 2014-M8, Class X2, IO
0.537%(c)	06/25/24		47,690	1,326,341
FHLMC Multifamily Structured Pass-Through Certificates,
Series KGRP, Class A
0.816%(c)	04/25/20		2,534	2,512,363
Series K038, Class X1, IO
1.348%(c)	03/25/24		27,706	2,053,653
FREMF Mortgage Trust,
Series 2011-K702, Class B, 144A
4.766%(c)	04/25/44		530	550,648
Series 2012-K706, Class B, 144A
4.028%(c)	11/25/44		3,805	3,906,781
Series 2012-K711, Class B, 144A
3.562%(c)	08/25/45		3,815	3,892,322
Series 2013-K712, Class B, 144A
3.369%(c)	05/25/45		2,654	2,665,634
Series 2013-KF02, Class B, 144A
3.427%(c)	12/25/45		1,573	1,555,441
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
0.942%(c)	10/16/44		29,435	1,224,179
Series 2012-70, Class IO, IO
0.591%(c)	08/16/52		11,330	436,558
Series 2012-78, Class IO, IO
0.660%(c)	06/16/52		20,900	961,820
Series 2012-107, Class IO, IO
0.570%(c)	12/16/53		28,363	1,318,342
Series 2012-123, Class IO, IO
0.847%(c)	12/16/51		16,284	1,005,199
Series 2012-132, Class IO, IO
0.972%(c)	06/16/54		3,233	180,442
Series 2012-135, Class IO, IO
0.685%(c)	01/16/53		30,302	1,516,734
Series 2012-147, Class AK
2.587%(c)	04/16/54		1,502	1,576,710
Series 2012-152, Class IO, IO
0.750%(c)	01/16/54		13,416	777,514
Series 2014-45, Class BI, IO
0.839%(c)	07/16/54		16,386	1,024,665
Series 2014-47, Class 1A, IO
1.185%(c)	02/16/48		15,566	982,281
Series 2014-75, Class IO, IO
0.827%(c)	08/16/54		62,900	3,310,761
Series 2014-92, Class IO, IO
0.670%(c)	05/16/54		11,773	577,319
Series 2014-155, Class IB, IO
1.340%(c)	08/16/55		16,282	1,364,849
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.386%(c)	02/15/27		3,039	2,982,661

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.441%(c)	11/05/30	1,682	$1,676,576
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41	1,225	1,243,359
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	1,360	1,359,521
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.836%(c)	11/15/26	1,300	1,292,002
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.460%(c)	03/23/45	1,202	1,211,712

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $65,334,788)			62,454,246

CORPORATE BONDS — 18.3%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.250%(c)	10/19/75(a)	6,120	6,173,550
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, GMTN
2.400%	11/02/20	2,300	2,325,647

			8,499,197

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21	3,090	3,175,244
3.300%	02/01/23	8,540	8,878,380
Anheuser-Busch Inbev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	2,215	2,104,381

			14,158,005

Brazil
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19	1,920	1,826,400

Canada — 0.8%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/17(a)	5,050	5,089,213
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17	5,475	5,519,506
2.150%	08/03/16(a)	4,620	4,642,037
Sr. Unsec’d. Notes
2.450%	03/22/21	4,670	4,703,783
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	1,994	1,941,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	2,875	$2,939,130
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20(a)	514	238,367
Enbridge, Inc.,
Sr. Unsec’d. Notes
3.500%	06/10/24	3,885	3,500,789
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21	910	837,200
Magna International, Inc.,
Sr. Unsec’d. Notes
4.150%	10/01/25(a)	2,395	2,537,620
Petro-Canada,
Sr. Unsec’d. Notes
6.800%	05/15/38	1,330	1,457,563
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/24	2,725	2,697,818
6.500%	06/15/38	1,935	2,081,623
6.850%	06/01/39	1,445	1,605,149
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17(a)	12,580	12,632,698
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,447,313

			53,871,746

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25(a)	1,450	1,477,830
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	1,450	1,413,750

			2,891,580

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	1,220	1,180,911

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	1,935	1,760,850

France — 0.4%
BPCE SA,
Gtd. Notes
2.500%	12/10/18(a)	5,150	5,241,572
Gtd. Notes, MTN
2.250%	01/27/20(a)	3,790	3,792,638
Sub. Notes, 144A
4.500%	03/15/25	2,590	2,564,362
4.875%	04/01/26	5,000	4,958,985
5.700%	10/22/23	1,785	1,890,695

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49(a)	600	$598,548
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.750%	10/13/35	1,785	1,815,193
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,895	1,847,625
Societe Generale SA,
Sub. Notes, 144A
5.000%	01/17/24	3,790	3,870,788

			26,580,406

Germany — 0.4%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	800	807,072
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20	13,020	12,999,871
2.950%	03/19/22	2,621	2,675,291
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18	4,995	5,066,743
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
2.000%	02/05/19	1,800	1,819,141
Schaeffler Finance BV,
First Lien, RegS
4.250%	05/15/21	1,355	1,378,713
Gtd. Notes, 144A
4.750%	05/15/21	300	307,500
Sr. Sec’d. Notes, 144A
4.250%	05/15/21	225	228,937
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22	500	543,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	940	963,500
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.000%	04/29/20(a)	925	935,406

			27,725,924

Ireland — 0.1%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21	3,085	2,923,037
6.750%	12/15/20	816	800,700
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	935	944,350
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45	2,880	2,763,262

			7,431,349

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Italy — 0.1%
Enel SpA,
Jr. Sub. Notes, 144A
8.750%(c)	09/24/73	400	$445,000
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	4,280	4,387,000
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	775	701,375

			5,533,375

Jamaica
Digicel Ltd.,
Gtd. Notes, 144A
6.750%	03/01/23	680	600,100

Luxembourg — 0.1%
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22(a)	1,000	984,080
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25(a)	365	337,625
8.000%	10/15/39	988	859,560
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	525	507,042
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%	02/15/19	200	201,500
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22	935	500,225
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	1,115	333,106

			3,723,138

Mexico — 0.2%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	3,070	3,235,013
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	3,287	3,098,463
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	2,183	1,910,459
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26	975	908,213
4.875%	01/24/22(a)	3,050	3,027,125

			12,179,273

Netherlands — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
4.500%	05/15/21	2,130	2,176,583

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Constellium NV,
Gtd. Notes, 144A
8.000%	01/15/23	600	$497,250
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	1,340	1,379,663
Gtd. Notes
3.875%	02/08/22	750	799,971
3.950%	11/09/22	3,975	4,071,863
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21	2,170	2,202,420
Koninklijke KPN NV,
Jr. Sub. Notes, 144A
7.000%(c)	03/28/2073	1,180	1,221,300

			12,349,050

New Zealand
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16(a)	2,000	1,993,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	1,000	1,026,250

			3,020,000

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	3,380	3,430,700

Switzerland — 0.3%
Glencore Funding LLC,
Gtd. Notes, 144A
1.680%(c)	04/16/18	3,775	3,397,500
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	1,335	1,315,480
UBS AG,
Sr. Unsec’d. Notes
1.375%	06/01/17	3,065	3,061,068
Sr. Unsec’d. Notes, GMTN
1.303%(c)	03/26/18	6,020	6,010,464
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.000%	04/15/21	6,935	6,947,747

			20,732,259

United Kingdom — 1.2%
Abbey National Treasury Services PLC,
Gtd. Notes, GMTN
1.475%(c)	08/24/18	3,500	3,473,683
Barclays Bank PLC,
Sub. Notes
5.140%	10/14/20	1,045	1,115,424
Sub. Notes, 144A
10.179%	06/12/21	6,700	8,513,335

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25(a)	5,720	$5,363,398
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,165	3,231,319
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,850	1,902,225
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	600	596,700
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	8,740	9,185,198
4.875%	01/14/22	3,885	4,250,112
Sub. Notes
4.250%	08/18/25	2,310	2,281,982
5.250%	03/14/44	1,865	1,891,530
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22	2,735	2,576,028
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
3.500%	03/15/20(a)	400	394,000
5.625%	02/01/23(a)	500	513,750
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18	970	977,920
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28	825	973,351
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	2,500	2,509,275
3.500%	03/22/22	8,175	8,212,572
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
1.875%	03/31/17	5,495	5,484,120
4.800%	04/05/26	1,010	1,013,343
Sub. Notes
5.125%	05/28/24	900	865,251
6.000%	12/19/23	395	400,056
6.100%	06/10/23	1,050	1,075,458
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20	1,765	1,756,043
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	9,005	8,861,640
Sub. Notes
5.700%	01/25/22	1,940	2,052,045
Tesco PLC,
Sr. Unsec’d. Notes, 144A
6.150%	11/15/37	1,431	1,264,271
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20	1,980	2,144,665

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25	1,000	$1,012,500

			83,891,194

United States — 14.1%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	3,300	3,638,019
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	5,415	5,512,860
3.200%	11/06/22	2,630	2,719,749
3.600%	05/14/25(a)	1,805	1,894,739
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	290	294,350
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	7,788	8,085,167
3.800%	03/15/25	1,904	1,981,575
4.550%	03/15/35	2,720	2,802,443
4.750%	03/15/45	3,405	3,581,056
4.850%	06/15/44	4,793	5,104,248
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	1,125	1,182,656
AES Corp.,
Sr. Unsec’d. Notes
3.635%(c)	06/01/19	1,475	1,423,375
4.875%	05/15/23	815	784,437
5.500%	03/15/24(a)	245	239,487
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20	1,070	1,087,769
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	1,265	872,850
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	320	321,600
5.500%	02/15/22(a)	1,220	1,272,606
6.750%	04/15/17	1,565	1,637,381
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23	1,055	1,107,750
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23	1,080	1,092,612
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	945	885,937
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21(a)	764	582,550
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	1,160	1,160,580
7.500%	09/15/20	2,396	2,653,570

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes
3.250%	09/29/17	1,315	$1,306,781
4.125%	02/13/22	2,275	2,235,187
5.125%	09/30/24(a)	335	342,537
Sub. Notes
5.750%	11/20/25(a)	550	537,625
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24(a)	1,720	1,893,226
4.750%	05/05/21	1,520	1,723,929
9.950%	11/10/38	2,847	5,006,686
10.200%	02/06/39	888	1,626,684
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23(a)	322	284,165
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	1,133	1,146,282
American Express Centurion Bank,
Sr. Unsec’d. Notes, MTN
6.000%	09/13/17	1,500	1,592,745
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	580	520,550
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.906%(c)	06/05/17	5,510	5,478,951
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5,997	6,131,255
3.900%	04/01/26	4,267	4,280,304
4.375%	01/15/55	2,125	1,858,261
6.400%	12/15/20	3,330	3,869,553
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	9,825	9,874,980
3.400%	02/15/19	3,485	3,572,609
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20	1,210	1,240,250
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,960	2,124,362
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	5,230	4,657,441
4.850%	03/15/21	470	474,985
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	1,465	1,446,151
Apple, Inc.,
Sr. Unsec’d. Notes
4.375%	05/13/45	4,225	4,423,854
4.650%	02/23/46	1,705	1,861,270
Aramark Services, Inc.,
Gtd. Notes
5.125%	01/15/24	445	468,919

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21	920	$653,200
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	600	637,800
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	6,540	6,579,632
2.400%	03/15/17	4,350	4,400,769
3.000%	06/30/22	1,920	1,947,917
3.800%	03/15/22	2,140	2,255,100
3.900%	03/11/24(a)	4,485	4,733,343
4.350%	06/15/45	2,350	2,152,826
4.500%	05/15/35	4,310	4,250,082
4.750%	05/15/46(a)	2,070	2,019,196
5.150%	03/15/42	365	367,902
AutoNation, Inc.,
Gtd. Notes
4.500%	10/01/25	5,350	5,482,883
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	3,795	3,753,001
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49(a)	1,260	1,159,200
6.500%(c)	10/29/49(a)	420	433,524
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	6,255	6,307,554
Sr. Unsec’d. Notes, MTN
1.482%(c)	04/01/19	4,960	4,912,384
5.625%	07/01/20	7,305	8,208,723
Sub. Notes, MTN
3.950%	04/21/25	9,345	9,297,864
4.000%	01/22/25	4,527	4,533,867
4.200%	08/26/24	1,695	1,726,002
Bank of America NA,
Sub. Notes
6.100%	06/15/17	1,400	1,464,240
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	2,220	2,397,957
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	1,160	1,249,561
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	2,050	2,090,684
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19(a)	289	266,241
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	1,845	1,877,692
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	970	1,033,050
Gtd. Notes, 144A
6.375%	04/01/26	230	238,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	550	$55,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,160	2,286,852
4.700%	09/01/45	2,850	3,174,136
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21	1,675	1,494,937
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20(a)	665	651,035
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	528	116,160
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	375	392,813
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	1,435	1,377,600
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17	2,310	2,304,200
Sub. Notes
3.375%	02/15/23	5,665	5,708,439
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25(a)	3,065	3,034,276
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	2,620	2,634,263
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	469	440,474
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	905	923,100
5.250%	09/30/22	2,280	2,348,400
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	4,640	4,894,346
6.384%	10/23/35	660	728,613
6.484%	10/23/45	5,375	5,980,902
CCOH Safari LLC,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	550	569,250
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	920	823,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	500	465,000
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	670	125,625

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	755	$264,250
5.375%	06/15/21	605	214,775
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	2,290	2,260,965
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/01/21(a)	640	648,000
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22(a)	1,590	1,608,873
5.000%	08/01/23	500	502,500
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	670	618,075
5.950%(c)	12/29/49	965	923,505
Sr. Unsec’d. Notes
2.150%	07/30/18	2,935	2,951,072
2.700%	03/30/21	7,415	7,469,055
3.700%	01/12/26	3,340	3,427,568
8.125%	07/15/39	3,075	4,548,900
Sub. Notes
3.875%	03/26/25	4,735	4,691,793
4.300%	11/20/26	9,125	9,081,017
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	475	102,719
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	1,965	2,155,444
4.750%	03/01/44	920	1,037,733
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25(a)	1,075	1,085,078
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21(a)	195	196,463
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	399	409,973
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24(a)	2,840	2,743,542
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	10,998	9,478,901
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	1,190	892,500
Gtd. Notes, 144A
6.250%	04/01/23(a)	1,460	1,080,400
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	4,025	4,084,981
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	940	1,157,549

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	2,285	$2,340,528
2.800%	07/20/20	5,000	5,189,265
5.125%	07/20/45	3,320	3,844,965
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	945	980,437
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21(a)	740	736,300
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	1,385	1,398,850
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22(a)	8,650	7,283,213
5.000%	06/15/45(a)	4,549	3,395,223
5.850%	12/15/25(a)	625	603,274
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	2,885	2,937,565
5.250%	03/15/21	1,305	1,435,076
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	3,730	3,710,630
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)	2,425	2,360,345
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	1,485	1,310,513
5.875%	11/15/24	475	435,813
Dollar General Corp.,
Sr. Unsec’d. Notes
4.150%	11/01/25	3,300	3,467,132
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	645	645,364
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	740	736,300
7.375%	11/01/22	590	545,750
7.625%	11/01/24(a)	1,850	1,678,875
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	522	532,540
4.650%	10/15/44	11,435	10,935,268
4.800%	09/01/42	440	417,289
Eco Services Operations LLC/Eco Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/22	303	278,760
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23(a)	1,340	1,386,900
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21(a)	445	416,075
8.125%	09/15/23	275	261,250

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22(a)	2,691	$2,549,723
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24(a)	1,300	1,111,500
7.500%	10/15/20	400	385,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	8,965	8,613,545
4.650%	06/01/21	60	57,653
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	2,180	1,209,900
4.700%	03/15/21(a)	9,395	6,556,489
5.200%	03/15/25	1,812	1,014,720
5.750%	10/01/44	6,120	3,029,400
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	1,471	1,379,941
4.950%	10/15/54	1,030	893,963
6.125%	10/15/39	1,858	1,944,152
6.450%	09/01/40	835	907,361
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	825	837,375
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23(a)	4,706	4,459,373
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	520	241,800
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,000	1,913,978
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	1,553	1,728,028
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	1,140	285,000
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	2,360	2,563,998
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	360	315,900
Sr. Unsec’d. Notes
6.750%	01/15/22	682	605,275
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	2,730	2,743,650
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26	2,890	2,960,510
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	865	873,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	940	$941,175
5.375%	08/15/23	550	563,750
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19	2,780	2,776,606
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.557%(c)	01/09/18	4,095	4,047,445
3.336%	03/18/21	4,820	4,959,992
4.375%	08/06/23	6,980	7,427,174
5.000%	05/15/18	1,865	1,969,300
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18	1,450	1,283,250
3.875%	03/15/23	1,447	980,343
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22	830	850,750
11.000%	09/15/25	660	663,300
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25	565	576,300
GE Capital International Funding Co.,
Gtd. Notes, 144A
3.373%	11/15/25	8,292	8,848,352
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	3,186	3,373,713
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19(a)	1,070	1,082,796
3.150%	01/15/20	1,805	1,810,491
3.500%	07/10/19	2,145	2,199,511
3.700%	11/24/20	6,430	6,552,897
4.750%	08/15/17(a)	600	619,381
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	900	587,250
George Washington University (The),
Bonds
3.485%	09/15/22	1,275	1,335,489
Georgia Power Co.,
Sr. Unsec’d. Notes
1.950%	12/01/18	2,440	2,465,213
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	3,740	4,179,222
4.500%	02/01/45	4,990	5,285,453
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	1,410	1,417,050
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49(a)	1,000	967,400
Sr. Unsec’d. Notes
1.288%(c)	05/22/17	4,650	4,646,578
2.600%	04/23/20(a)	3,423	3,451,192
3.625%	01/22/23	1,495	1,541,980
5.250%	07/27/21	5,480	6,168,425

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	01/24/22	2,310	$2,665,093
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	3,965	4,399,695
Sr. Unsec’d. Notes, MTN
2.236%(c)	11/29/23	7,875	7,851,454
Sub. Notes
5.150%	05/22/45	785	797,468
6.750%	10/01/37	1,630	1,946,931
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23(a)	570	582,825
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20(a)	1,090	1,149,950
Halcon Resources Corp.,
Sec’d. Notes, 144A
12.000%	02/15/22	60	39,900
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	815	1,014,342
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,300	2,325,162
Sr. Sec’d. Notes
4.750%	05/01/23	4,030	4,100,525
5.000%	03/15/24	600	613,875
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20(a)	325	360,547
Gtd. Notes, 144A
5.750%	04/15/24	255	262,013
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	785	795,205
5.750%	09/15/25(a)	2,382	2,407,011
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.400%	10/15/22	7,860	8,211,955
4.900%	10/15/25	2,100	2,161,249
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	195	203,287
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	5,135	5,311,819
4.250%	04/01/46	1,925	2,119,023
4.400%	04/01/21(a)	3,620	4,053,205
5.950%	04/01/41	895	1,183,703
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,815,782
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	2,360	2,706,953
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18	580	644,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	1,135	$1,103,787
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	1,250	925,000
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	540	403,650
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,255	1,142,050
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	2,385	2,456,140
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	5,000	5,761,760
International Paper Co.,
Sr. Unsec’d. Notes
3.800%	01/15/26	1,470	1,498,953
7.300%	11/15/39	895	1,065,350
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,060	1,088,408
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	415	402,550
6.375%	10/15/36	700	575,750
8.125%	10/01/19	168	172,620
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	1,035	566,663
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49(a)	570	571,425
Sr. Unsec’d. Notes
4.400%	07/22/20	5,490	5,973,949
Sub. Notes
3.875%	09/10/24	14,455	14,824,340
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	5,060	5,372,000
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,732,919
KB Home,
Gtd. Notes
4.750%	05/15/19	615	612,694
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	2,290	2,168,641
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25(a)	4,650	4,423,010
5.550%	06/01/45	685	608,779
Gtd. Notes, 144A
5.625%	11/15/23	750	760,924

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.500%	07/15/22	4,005	$4,203,183
5.200%	07/15/45	1,865	2,086,728
Kroger Co. (The),
Sr. Unsec’d. Notes
2.600%	02/01/21(a)	2,360	2,429,941
5.000%	04/15/42	1,205	1,365,411
5.150%	08/01/43	582	674,819
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35	1,085	1,177,442
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	1,480	1,554,000
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,000	1,012,500
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	1,105	1,193,400
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	1,015	1,100,594
6.500%	05/01/42	1,005	1,172,828
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21	1,040	1,086,800
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21	1,750	201,250
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	4,395	4,501,631
3.550%	01/15/26	1,545	1,636,560
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	2,695	2,687,044
5.250%	07/15/43	1,705	1,767,868
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	2,050	1,947,240
3.450%	01/15/21	353	363,634
3.875%	01/15/22	142	146,013
5.125%	01/15/42	1,195	1,022,127
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	7,420	5,807,619
5.125%	03/01/21	1,650	1,716,474
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	3,780	4,171,309
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	05/26/20	2,164	2,204,272
3.500%	07/15/20	1,201	1,280,590
3.700%	01/30/26	3,420	3,622,266
4.875%	12/09/45	4,430	4,839,629

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
McGraw Hill Financial, Inc.,
Gtd. Notes
2.500%	08/15/18	1,420	$1,438,914
4.000%	06/15/25	2,251	2,345,375
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	535	546,369
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
3.000%	11/15/20	2,360	2,425,169
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	3,529	3,949,720
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22	190	51,300
7.625%	05/01/21	810	226,800
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22(a)	3,057	2,590,807
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	1,810	1,852,866
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24(a)	4,012	3,535,575
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49(a)	700	668,937
6.400%	12/15/66	4,005	4,137,165
Sr. Unsec’d. Notes
4.600%	05/13/46	905	927,767
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	700	724,500
7.750%	03/15/22	375	417,656
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	3,000	3,150,285
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21	395	15,800
10.750%	10/01/20	237	9,480
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	1,219	1,121,480
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19	182	101,010
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64	5,070	4,380,972
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	6,015	6,267,419
Sr. Unsec’d. Notes, GMTN
5.500%	01/26/20	2,660	2,964,466
5.500%	07/28/21	1,580	1,803,166

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes
4.875%	11/01/22	1,560	$1,690,174
Sub. Notes, GMTN
4.350%	09/08/26	8,790	9,045,622
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	1,695	1,760,344
4.875%	11/15/41	270	253,630
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22(a)	1,255	1,242,450
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22	578	586,670
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	990	1,022,175
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23	390	331,500
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19	850	835,125
6.000%	01/25/17	2,065	2,090,813
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	1,000	1,118,203
5.150%	04/30/20	5,890	6,695,723
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	285	299,963
NCR Corp.,
Gtd. Notes
5.875%	12/15/21	460	470,350
6.375%	12/15/23	345	355,350
NES Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18	1,627	1,496,840
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	8,447	8,760,477
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	1,065	1,123,402
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/24	525	546,931
Sr. Unsec’d. Notes
4.150%	12/15/21	8,825	8,809,847
6.000%	03/01/41	1,855	1,729,672
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24(a)	815	747,763
8.250%	09/01/20	615	619,613
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	670	495,800
6.875%	01/15/23	465	342,937
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23(a)	8,305	8,198,762

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	3,405	$3,467,945
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20	3,880	4,234,380
5.900%	04/15/16	500	500,673
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	2,874	2,579,234
8.625%	03/01/19	915	995,450
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	955	1,007,676
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	288	36,000
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,525	7,275,062
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.375%	02/25/19	1,480	1,484,715
6.375%	05/16/38	1,525	2,035,819
Phillips 66,
Gtd. Notes
4.300%	04/01/22	1,620	1,724,762
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	1,250	1,135,881
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	1,330	1,383,200
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.900%	02/15/45	1,940	1,493,963
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18	3,530	3,561,191
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24	450	493,875
8.000%	07/15/25	225	249,750
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26	915	941,306
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22	1,000	1,020,000
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	3,785	3,778,501
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	2,895	3,296,739
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,955	2,150,973
7.250%	06/15/37	1,195	1,552,726

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	400	$424,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	196	188,405
5.625%	03/01/25(a)	2,320	2,212,700
5.750%	05/15/24	640	611,200
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	720	752,400
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	1,265	1,239,700
5.500%	02/01/21	369	370,845
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	571	580,935
SandRidge Energy, Inc.,
Gtd. Notes
8.125%	10/15/22	710	40,825
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	300	243,000
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	470	479,400
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21(a)	900	850,500
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	215	216,613
5.625%	11/01/24(a)	570	592,800
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19(a)	1,900	475,000
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24	3,780	3,745,697
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21	399	420,945
Gtd. Notes, 144A
5.625%	08/01/24(a)	440	442,200
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25(a)	1,540	1,566,950
6.000%	07/15/24	705	742,013
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	2,175	1,590,469
7.000%	08/15/20(a)	1,025	814,875
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23(a)	1,135	868,037
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21	120	122,850
5.500%	02/15/23	200	204,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	700	$701,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25	2,110	2,015,050
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	357	357,221
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	3,840	3,254,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/18(a)	2,085	2,079,788
Gtd. Notes, 144A
6.750%	03/15/24(a)	1,275	1,252,688
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	2,830	2,914,900
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	205	218,325
Sr. Unsec’d. Notes
5.000%	03/01/19	1,405	1,389,194
6.750%	06/15/23(a)	735	703,763
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	140	139,300
6.250%	10/15/22	205	202,950
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	2,880	2,956,170
4.000%	01/15/22	5,160	5,538,992
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24	445	450,563
6.375%	03/01/25(a)	670	685,913
6.500%	01/15/26(a)	3,460	3,594,075
6.633%	04/28/21	450	470,250
6.731%	04/28/22	665	694,792
Triangle USA Petroleum Corp.,
Gtd. Notes, 144A
6.750%	07/15/22	1,000	187,500
Tyco International Finance SA,
Gtd. Notes
3.900%	02/14/26	3,645	3,782,606
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	970	1,084,555
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	1,560	1,551,872
6.125%	06/15/23(a)	1,100	1,135,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19	5,070	5,112,005

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	280	$276,500
US Bancorp,
Jr. Sub. Notes
5.125%(c)	12/29/49	4,827	4,917,748
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	1,112	871,530
6.125%	04/15/25(a)	2,730	2,102,100
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37	2,850	3,091,295
9.375%	03/15/19	1,052	1,254,434
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	1,600	1,184,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.036%(c)	06/09/17	3,270	3,263,489
2.450%	11/01/22	1,835	1,823,762
4.672%	03/15/55	7,182	6,894,720
5.012%	08/21/54	7,750	7,775,025
6.350%	04/01/19	1,920	2,175,360
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22	676	638,820
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	5,165	5,650,551
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	4,545	5,083,882
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19	959	935,327
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,650	1,629,375
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26	6,590	6,916,521
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	2,445	2,488,521
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19	1,425	1,495,163
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	857	786,126
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	1,125	1,127,813
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	280	285,600
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	5,010	4,031,532

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.100%	09/15/45		700	$503,682
5.400%	03/04/44		4,085	3,060,507
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24		450	392,680
6.125%	07/15/22		240	222,857
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	06/15/19(a)		1,235	561,925
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,015	2,588,924

				966,443,652

TOTAL CORPORATE BONDS (cost $1,277,463,469)				1,257,829,109

FOREIGN GOVERNMENT BONDS — 0.1%
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,405,918
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,301,987

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,701,884)				3,707,905

MUNICIPAL BONDS — 0.3%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		15,695	16,224,235

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50		265	405,572

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26		2,720	2,804,429

TOTAL MUNICIPAL BONDS (cost $18,808,362)				19,434,236

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Eurosail PLC (United Kingdom),
Series 2007-1X, Class A3C
0.749%(c)	03/13/45	GBP	491	662,523
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		1,455	226,218
Series 2013-51, Class GI, IO
3.000%	10/25/32		4,437	488,898
Freddie Mac REMICS,
Series 4149, Class IO, IO
3.000%	01/15/33		3,689	497,264
Series 4357, Class MA
3.000%	10/15/42		1,446	1,509,287

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.846%(c)	05/25/36		685	$616,485
Series 2006-2, Class 2M1
0.936%(c)	08/25/36		790	721,876
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.766%(c)	03/20/40	GBP	599	844,184
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2
1.691%(c)	03/13/46	GBP	6,052	7,486,727
Preferred Residential Securities 8 PLC (United Kingdom),
Series 8X, Class A1C
0.005%(c)	12/15/42	EUR	101	110,147
Residential Mortgage Securities 21 PLC (United Kingdom),
Series 21X, Class A3A
0.990%(c)	11/12/38	GBP	563	744,865
RMAC Securities PLC (United Kingdom),
Series 2003-NS3X, Class A3
1.491%(c)	12/12/35	GBP	2,859	3,875,973
Series 2004-NS2X, Class A3
0.829%(c)	06/12/36	GBP	826	1,070,733
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.527%(c)	04/25/45		1,387	1,364,008
Thrones PLC (United Kingdom),
Series 2013-1, Class A
2.090%(c)	07/20/44	GBP	1,985	2,837,536

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $26,420,881)				23,056,724

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-03/01/43		10,569	10,846,875
Federal National Mortgage Assoc.
3.000%	04/01/43-08/01/43		21,226	21,818,702
3.248%(c)	06/01/42		1,369	1,428,439
4.000%	01/01/44		9,541	10,193,004
4.500%	12/01/43		28,706	31,245,607
Government National Mortgage Assoc.
5.500%	02/20/34		467	527,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $73,290,532)				76,059,728

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
2.875%	08/15/45		2,645	2,782,209
3.000%	11/15/45		25,905	27,966,261
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		125,014	126,093,088
0.750%	02/15/45		15,718	15,298,811
U.S. Treasury Notes
0.750%	10/31/17-02/28/18(a)		24,645	24,651,790

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.125%	12/31/19	9,805	$9,834,111
1.375%	01/31/21	14,935	15,042,353
1.625%	02/15/26(a)	26,808	26,418,256
2.000%	02/15/25	12,320	12,583,241
2.250%	11/15/25(a)	9,121	9,492,712
2.375%	08/15/24	1,265	1,332,203

TOTAL U.S. TREASURY OBLIGATIONS (cost $266,738,112)			271,495,035

TOTAL LONG-TERM INVESTMENTS (cost $4,563,305,136)			4,593,752,556

		Shares
SHORT-TERM INVESTMENTS — 36.0%
AFFILIATED MUTUAL FUND — 35.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,433,178,489; includes $322,757,662 of cash collateral for securities on loan)(b)(w)		2,433,178,489	$2,433,178,489

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
0.285%	06/09/16	20,000	19,993,020
0.395%	08/04/16	20,000	19,979,240

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,961,297)			39,972,260

TOTAL SHORT-TERM INVESTMENTS (cost $2,473,139,786)			2,473,150,749

TOTAL INVESTMENTS — 102.8% (cost $7,036,444,922)			7,066,903,305
Liabilities in excess of other assets(z) — (2.8)%			(191,779,158)

NET ASSETS — 100.0%			$6,875,124,147

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,453 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,285,060; cash collateral of $322,757,662 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(n)	Rate shown reflects yield to maturity at purchase date.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
937	90 Day Euro Dollar	Sep. 2016	$232,333,827	$232,469,700	$135,873
937	90 Day Euro Dollar	Mar. 2017	232,015,149	232,212,025	196,876
377	2 Year U.S. Treasury Notes	Jun. 2016	82,502,344	82,468,750	(33,594)
30	5 Year U.S. Treasury Notes	Jun. 2016	3,627,891	3,634,922	7,031
634	20 Year U.S. Treasury Bonds	Jun. 2016	104,714,192	104,253,375	(460,817)
12,330	Euro STOXX 50 Index	Jun. 2016	419,356,012	411,229,162	(8,126,850)
2,333	FTSE 100 Index	Jun. 2016	203,680,607	204,831,945	1,151,338
614	Russell 2000 Mini Index	Jun. 2016	65,605,900	68,129,440	2,523,540
13,764	S&P 500 E-Mini Index	Jun. 2016	1,365,807,000	1,411,842,300	46,035,300

					41,428,697

Short Positions:
1,874	90 Day Euro Dollar	Dec. 2017	460,522,382	463,651,025	(3,128,643)
128	2 Year U.S. Treasury Notes	Jun. 2016	28,021,956	28,000,000	21,956
802	5 Year U.S. Treasury Notes	Jun. 2016	97,168,812	97,173,578	(4,766)
1,096	10 Year Euro-Bund	Jun. 2016	202,722,773	203,683,071	(960,298)
580	10 Year U.S. Treasury Notes	Jun. 2016	75,337,709	75,626,562	(288,853)
1	20 Year U.S. Treasury Bonds	Jun. 2016	164,851	164,438	413
293	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	50,951,098	50,551,656	399,442

					(3,960,749)

					$37,467,948

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/02/16	Hong Kong & Shanghai Bank	AUD	13,811	$10,082,721	$10,554,924	$472,203
British Pound,
Expiring 06/02/16	JPMorgan Chase	GBP	103,348	149,500,065	148,461,075	(1,038,990)
Expiring 06/02/16	JPMorgan Chase	GBP	3,465	4,933,797	4,978,103	44,306
Danish Krone,
Expiring 06/02/16	Hong Kong & Shanghai Bank	DKK	30,179	4,415,916	4,617,838	201,922
Euro,
Expiring 06/02/16	Royal Bank of Canada	EUR	34,845	38,019,658	39,728,892	1,709,234
Japanese Yen,
Expiring 06/02/16	JPMorgan Chase	JPY	28,570,425	256,992,993	254,313,779	(2,679,214)
Malaysian Ringgit,
Expiring 06/02/16	Hong Kong & Shanghai Bank	MYR	262,121	66,842,025	66,836,315	(5,710)
Mexican Peso,
Expiring 06/02/16	Hong Kong & Shanghai Bank	MXN	399,452	22,357,856	22,984,100	626,244
Expiring 06/02/16	Hong Kong & Shanghai Bank	MXN	171,048	9,582,929	9,841,931	259,002
New Taiwanese Dollar,
Expiring 06/02/16	BNP Paribas	TWD	3,917,290	120,287,715	121,796,047	1,508,332
Expiring 06/02/16	BNP Paribas	TWD	2,157,410	66,276,831	67,078,021	801,190
Expiring 06/02/16	Hong Kong & Shanghai Bank	TWD	4,162,600	127,569,721	129,423,213	1,853,492
Russian Ruble,
Expiring 06/02/16	Canadian Imperial Bank of Commerce	RUB	395,942	5,525,287	5,792,980	267,693
Expiring 06/02/16	Credit Suisse First Boston Corp.	RUB	406,073	5,665,867	5,941,200	275,333
Expiring 06/02/16	Goldman Sachs & Co.	RUB	683,396	9,539,974	9,998,684	458,710
Expiring 06/02/16	Standard Chartered PLC	RUB	791,884	11,047,106	11,585,960	538,854

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/02/16	Citigroup Global Markets	SGD	188,078	$136,567,478	$139,490,873	$2,923,395
Expiring 06/02/16	Citigroup Global Markets	SGD	101,593	74,845,473	75,347,974	502,501
Expiring 06/02/16	JPMorgan Chase	SGD	264,643	191,570,390	196,276,456	4,706,066
South Korean Won,
Expiring 06/02/16	UBS AG	KRW	136,081,000	118,925,934	118,788,381	(137,553)

				$1,430,549,736	$1,443,836,746	13,287,010

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 06/02/16	Standard Chartered PLC	GBP	103,348	$145,549,288	$148,461,075	$(2,911,787)
Expiring 06/02/16	State Street Bank	GBP	13,748	19,445,291	19,748,506	(303,215)
Canadian Dollar,
Expiring 06/02/16	Canadian Imperial Bank of Commerce	CAD	20,164	15,012,705	15,526,517	(513,812)
Japanese Yen,
Expiring 06/02/16	Deutsche Bank AG	JPY	2,584,424	22,822,163	23,004,720	(182,557)
Expiring 06/02/16	Hong Kong & Shanghai Bank	JPY	409,604	3,613,826	3,646,006	(32,180)
Expiring 06/02/16	State Street Bank	JPY	35,361,989	311,435,898	314,767,494	(3,331,596)
Malaysian Ringgit,
Expiring 06/02/16	BNP Paribas	MYR	262,121	63,645,546	66,836,315	(3,190,769)
New Taiwanese Dollar,
Expiring 06/02/16	Hong Kong & Shanghai Bank	TWD	7,473,300	226,360,745	232,359,223	(5,998,478)
Expiring 06/02/16	Standard Chartered PLC	TWD	5,000,000	151,464,663	155,459,584	(3,994,921)
Expiring 06/02/16	Standard Chartered PLC	TWD	2,500,000	75,732,332	77,729,793	(1,997,461)
Norwegian Krone,
Expiring 06/02/16	Hong Kong & Shanghai Bank	NOK	179,940	20,774,882	21,738,512	(963,630)
Singapore Dollar,
Expiring 06/02/16	Citigroup Global Markets	SGD	275,000	197,451,086	203,957,881	(6,506,795)
Expiring 06/02/16	Deutsche Bank AG	SGD	279,314	200,368,723	207,157,423	(6,788,700)
South Korean Won,
Expiring 06/02/16	Standard Chartered PLC	KRW	136,081,000	111,913,319	118,788,382	(6,875,063)
Swiss Franc,
Expiring 06/02/16	State Street Bank	CHF	1,848	1,861,476	1,927,528	(66,052)
Turkish Lira,
Expiring 06/02/16	Hong Kong & Shanghai Bank	TRY	8,835	2,944,872	3,080,938	(136,066)

				$1,570,396,815	$1,614,189,897	(43,793,082)

						$(30,506,072)

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/02/16	Buy	AUD	100,787	NZD	110,428	959,586	Deutsche Bank AG
06/02/16	Buy	AUD	100,774	NZD	110,428	950,167	Royal Bank of Canada
06/02/16	Buy	AUD	101,178	NZD	110,876	949,720	Standard Chartered PLC
06/02/16	Buy	CHF	58,529	GBP	41,990	728,310	Citigroup Global Markets
06/02/16	Buy	CHF	69,586	AUD	96,017	(799,537)	State Street Bank
06/02/16	Buy	CHF	70,674	CAD	95,783	(39,143)	Westpac Banking Corp.
04/13/16	Buy	EUR	812	GBP	630	20,225	Bank of New York Mellon
04/13/16	Buy	EUR	90	GBP	70	1,577	Royal Bank of Canada
06/02/16	Buy	EUR	122,363	SEK	1,145,040	(1,866,035)	Skandinaviska Enskilda Banken

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/02/16	Buy	EUR	69,848	AUD	104,477	(207,727)	Standard Chartered PLC
06/02/16	Buy	EUR	102,235	GBP	79,313	2,629,566	Standard Chartered PLC
06/02/16	Buy	EUR	70,881	CAD	103,995	738,746	Westpac Banking Corp.
04/13/16	Buy	GBP	833	EUR	1,073	(24,920)	UBS AG
06/02/16	Buy	JPY	29,033,674	GBP	181,531	(2,335,460)	State Street Bank
06/02/16	Buy	SEK	1,145,040	EUR	122,384	1,841,804	State Street Bank

						$3,546,879

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$360,572	$55,221,813	$—
Austria	—	837,873	—
Belgium	—	11,053,015	—
Bermuda	994,589	—	—
Brazil	7,224,944	—	—
Canada	28,078,118	—	—
Chile	1,074,470	—	—
China	3,904,672	23,757,348	8,453
Colombia	371,091	—	—
Denmark	—	3,058,659	—
Finland	76,710	11,577,875	—
France	299,702	63,608,613	—
Germany	63,442	47,396,835	—
Greece	—	984,863	—
Guernsey	351,214	—	—
Hong Kong	2,491,621	31,441,699	—
Hungary	—	1,135,007	—
India	4,741,935	—	—
Indonesia	—	1,923,787	—
Ireland	483,782	6,512,868	—
Israel	14,892,232	2,915,885	—
Italy	1,723,612	15,815,632	—
Japan	22,924	341,202,491	—
Kazakhstan	130,734	—	—
Luxembourg	—	5,448,127	—
Malaysia	252,090	—	—
Mexico	575,379	—	—
Netherlands	—	32,336,611	—
New Zealand	—	898,357	—
Norway	—	27,989,125	—
Panama	1,253,375	—	—
Peru	4,744,279	—	—
Philippines	632,326	454,179	—
Poland	—	2,335,239	—
Portugal	—	2,246,703	—
Puerto Rico	299,378	—	—
Russia	8,096,078	—	—
Singapore	—	10,604,736	—
South Africa	1,697,720	13,896,224	—
South Korea	61,668	12,277,800	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Spain	$—	$4,823,006	$—
Sweden	—	19,675,818	—
Switzerland	308,928	50,308,865	—
Taiwan	6,247,886	17,193,120	—
Thailand	—	8,871,773	—
Turkey	58,287	5,023,761	—
United Kingdom	4,408,391	162,859,416	—
United States	866,499,685	—	—
Exchange Traded Fund	265,256,353	—	—
Preferred Stocks
Brazil	3,191,468	—	—
Germany	209,852	1,278,994	—
United States	1,141,866	—	—
Unaffiliated Funds	413,816,947	964,550	—
Warrants
India	—	2,041,704	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	233,647,457	—
Residential Mortgage-Backed Securities	—	48,972	—
Commercial Mortgage-Backed Securities	—	62,454,246	—
Corporate Bonds	—	1,257,829,109	—
Foreign Government Bonds	—	3,707,905	—
Municipal Bonds	—	19,434,236	—
Residential Mortgage-Backed Securities	—	23,056,724	—
U.S. Government Agency Obligations	—	76,059,728	—
U.S. Treasury Obligations	—	311,467,295	—
Affiliated Mutual Fund	2,433,178,489	—	—
Other Financial Instruments*
Futures	37,467,948	—	—
OTC Forward Foreign Currency Contracts	—	(30,506,072)	—
OTC Cross Currency Exchange Contracts	—	3,546,879	—

Total	$4,116,684,757	$2,960,718,850	$8,453

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (4.7% represents investments purchased with collateral from securities on loan)	35.4%
Banks	7.0
Unaffiliated Funds	6.0
U.S. Treasury Obligations	4.5
Exchange Traded Funds	3.9
Non-Residential Mortgage-Backed Securities	3.4
Real Estate Investment Trusts (REITs)	2.9
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	2.5
Media	1.6
Insurance	1.5
Oil & Gas	1.4
Chemicals	1.3
Telecommunications	1.2
Diversified Financial Services	1.1
U.S. Government Agency Obligations	1.1
Retail	1.0
Commercial Mortgage-Backed Securities	0.9

Wireless Telecommunication Services	0.9%
Machinery	0.9
Specialty Retail	0.8
Semiconductors & Semiconductor Equipment	0.7
Pipelines	0.7
Energy Equipment & Services	0.7
Software	0.7
Real Estate Management & Development	0.7
Technology Hardware, Storage & Peripherals	0.6
Biotechnology	0.6
Health Care Providers & Services	0.6
Internet Software & Services	0.5
IT Services	0.5
Food Products	0.5
Aerospace & Defense	0.5
Metals & Mining	0.5
Beverages	0.5
Auto Components	0.5
Auto Manufacturers	0.5
Food & Staples Retailing	0.4
Mining	0.4
Diversified Telecommunication Services	0.4
Capital Markets	0.4
Tobacco	0.4
Healthcare-Services	0.4

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Electrical Equipment	0.4%
Automobiles	0.4
Computers	0.4
Hotels, Restaurants & Leisure	0.3
Electronic Equipment, Instruments & Components	0.3
Residential Mortgage-Backed Securities	0.3
Electric	0.3
Household Products	0.3
Health Care Equipment & Supplies	0.3
Municipal Bonds	0.3
Foods	0.3
Agriculture	0.3
Containers & Packaging	0.3
Auto Parts & Equipment	0.3
Road & Rail	0.2
Internet & Catalog Retail	0.2
Commercial Services	0.2
Life Sciences Tools & Services	0.2
Industrial Conglomerates	0.2
Household Durables	0.2
Commercial Services & Supplies	0.2
Textiles, Apparel & Luxury Goods	0.2
Air Freight & Logistics	0.2
Electric Utilities	0.2
Personal Products	0.2
Professional Services	0.2

Airlines	0.1%
Miscellaneous Manufacturing	0.1
Communications Equipment	0.1
Healthcare-Products	0.1
Housewares	0.1
Transportation	0.1
Construction Materials	0.1
Consumer Finance	0.1
Multiline Retail	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Packaging & Containers	0.1
Advertising	0.1
Multi-National	0.1
Lodging	0.1
Leisure Products	0.1
Trading Companies & Distributors	0.1
Building Products	0.1
Foreign Government Bonds	0.1
Entertainment	0.1
Environmental Control	0.1

102.8
(2.8)

Liabilities in excess of other assets	100.0%

 The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$43,625,032
Foreign exchange contracts	(26,959,193)
Interest rate contracts	(4,115,380)

Total	$12,550,459

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 3.3%
Astronics Corp.*	75,910	$2,895,967
Esterline Technologies Corp.*	20,017	1,282,489
HEICO Corp. (Class A Stock)	170,676	8,124,178
Hexcel Corp.	115,750	5,059,433
Teledyne Technologies, Inc.*	32,350	2,851,329
Triumph Group, Inc.	53,511	1,684,526

		21,897,922

Airlines — 0.4%
Spirit Airlines, Inc.*	59,870	2,872,563

Auto Components — 1.0%
Gentherm, Inc.*	39,090	1,625,753
Tenneco, Inc.*	92,740	4,777,037

		6,402,790

Banks — 2.7%
FCB Financial Holdings, Inc. (Class A Stock)*(a)	71,900	2,391,394
First Merchants Corp.	124,988	2,945,967
Great Western Bancorp, Inc.	81,675	2,227,277
Lakeland Financial Corp.	41,810	1,914,062
PrivateBancorp, Inc.	55,920	2,158,512
Sandy Spring Bancorp, Inc.	56,944	1,584,752
Sterling Bancorp	117,050	1,864,607
Western Alliance Bancorp*	97,030	3,238,861

		18,325,432

Biotechnology — 10.3%
Acorda Therapeutics, Inc.*(a)	64,083	1,694,995
Agios Pharmaceuticals, Inc.*(a)	27,563	1,119,058
Aimmune Therapeutics, Inc.*(a)	68,680	931,301
Alder Biopharmaceuticals, Inc.*(a)	94,960	2,325,570
Amicus Therapeutics, Inc.*(a)	453,109	3,828,771
Anacor Pharmaceuticals, Inc.*(a)	39,500	2,111,275
Ascendis Pharma A/S (Denmark), ADR*(a)	84,460	1,566,733
aTyr Pharma, Inc.*(a)	133,624	526,479
BioCryst Pharmaceuticals, Inc.*(a)	265,150	750,375
Bluebird Bio, Inc.*(a)	35,745	1,519,163
Blueprint Medicines Corp.*(a)	63,840	1,152,312
Celyad SA (Belgium), ADR*(a)	26,880	1,176,538
Cepheid, Inc.*(a)	92,658	3,091,071
Five Prime Therapeutics, Inc.*	127,090	5,163,667
Flexion Therapeutics, Inc.*	82,990	763,508
Ignyta, Inc.*(a)	142,400	964,048
Immune Design Corp.*	98,800	1,284,400
Kite Pharma, Inc.*(a)	35,780	1,642,660
Ligand Pharmaceuticals, Inc.*(a)	32,760	3,508,268
Lion Biotechnologies, Inc.*	217,680	1,105,814
Loxo Oncology, Inc.*(a)	116,021	3,172,014
Myriad Genetics, Inc.*	120,034	4,492,873
NantKwest, Inc.*(a)	93,840	771,365
Neurocrine Biosciences, Inc.*	65,320	2,583,406
Novavax, Inc.*(a)	462,999	2,389,075
Ophthotech Corp.*(a)	48,086	2,032,595
Otonomy, Inc.*	109,519	1,634,023
Portola Pharmaceuticals, Inc.*(a)	79,632	1,624,493
Pronai Therapeutics, Inc. (Canada)*(a)	79,070	532,932
PTC Therapeutics, Inc.*	75,551	486,548
REGENXBIO, Inc.*	82,900	895,320
Sage Therapeutics, Inc.*(a)	47,308	1,516,694

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Spark Therapeutics, Inc.*(a)	44,870	$1,324,114
TESARO, Inc.*(a)	70,582	3,107,725
Ultragenyx Pharmaceutical, Inc.*	68,775	4,354,145
Vital Therapies, Inc.*(a)	195,704	1,775,035

		68,918,363

Building Products — 1.4%
AAON, Inc.	107,139	2,999,892
Apogee Enterprises, Inc.	58,230	2,555,715
Lennox International, Inc.	27,774	3,754,767

		9,310,374

Capital Markets — 1.2%
Evercore Partners, Inc. (Class A Stock)	58,585	3,031,774
HFF, Inc. (Class A Stock)	102,048	2,809,381
Virtu Financial, Inc. (Class A Stock)	89,390	1,976,413

		7,817,568

Chemicals — 1.2%
Chemtura Corp.*	125,091	3,302,402
OMNOVA Solutions, Inc.*	275,180	1,530,001
PolyOne Corp.	107,910	3,264,278

		8,096,681

Commercial Services & Supplies — 1.7%
Deluxe Corp.	49,744	3,108,503
Interface, Inc.	201,810	3,741,557
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	167,040	4,523,443

		11,373,503

Communications Equipment — 0.3%
NetScout Systems, Inc.*	87,055	1,999,653

Construction Materials — 1.1%
Headwaters, Inc.*	374,380	7,427,699

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	290,273	3,730,008
Silgan Holdings, Inc.	57,932	3,080,244

		6,810,252

Distributors — 0.4%
Core-Mark Holding Co., Inc.	35,522	2,897,174

Diversified Consumer Services
Grand Canyon Education, Inc.*	1,160	49,578

Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	41,005	5,118,654

Diversified Telecommunication Services — 0.2%
Vonage Holdings Corp.*	278,540	1,272,928

Electrical Equipment — 1.0%
AZZ, Inc.	53,818	3,046,099
Generac Holdings, Inc.*(a)	91,682	3,414,238

		6,460,337

Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.	64,967	2,696,131
ePlus, Inc.*	30,452	2,451,691
FEI Co.	35,838	3,189,940
Littelfuse, Inc.	28,420	3,498,786
Rogers Corp.*	35,150	2,104,431
Zebra Technologies Corp. (Class A Stock)*	38,710	2,670,990

		16,611,969

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.3%
Casey’s General Stores, Inc.	77,986	$8,837,373
Natural Grocers By Vitamin Cottage, Inc.*(a)	134,718	2,865,452
PriceSmart, Inc.(a)	43,588	3,686,673

		15,389,498

Food Products — 2.7%
Pinnacle Foods, Inc.	158,830	7,096,524
Post Holdings, Inc.*	51,510	3,542,343
Snyder’s-Lance, Inc.	102,709	3,233,279
TreeHouse Foods, Inc.*	49,604	4,303,147

		18,175,293

Health Care Equipment & Supplies — 7.1%
Anika Therapeutics, Inc.*	72,300	3,233,256
AtriCure, Inc.*	185,619	3,123,968
Atrion Corp.	8,258	3,264,883
ConforMIS, Inc.*(a)	138,514	1,489,025
Cynosure, Inc. (Class A Stock)*	73,560	3,245,467
DexCom, Inc.*	67,360	4,574,418
Globus Medical, Inc. (Class A Stock)*(a)	168,123	3,992,921
ICU Medical, Inc.*	29,944	3,117,170
LivaNova PLC*	41,965	2,265,271
NxStage Medical, Inc.*	272,993	4,092,165
STERIS PLC	63,390	4,503,859
Vascular Solutions, Inc.*	100,795	3,278,861
West Pharmaceutical Services, Inc.	83,810	5,809,709
Zeltiq Aesthetics, Inc.*(a)	65,840	1,788,214

		47,779,187

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*(a)	98,810	5,445,419
Team Health Holdings, Inc.*	66,101	2,763,683
US Physical Therapy, Inc.	49,109	2,442,191
WellCare Health Plans, Inc.*(a)	73,807	6,845,599

		17,496,892

Health Care Technology — 0.4%
Omnicell, Inc.*	97,775	2,724,989

Healthcare Providers & Services — 0.5%
Amedisys, Inc.*	70,010	3,384,283

Hotels, Restaurants & Leisure — 5.7%
Bloomin’ Brands, Inc.	242,840	4,096,711
Brinker International, Inc.(a)	54,513	2,504,872
ClubCorp Holdings, Inc.	153,051	2,148,836
Del Frisco’s Restaurant Group, Inc.*	160,990	2,669,214
Dunkin’ Brands Group, Inc.(a)	59,960	2,828,313
La Quinta Holdings, Inc.*	238,138	2,976,725
Marriott Vacations Worldwide Corp.	54,507	3,679,223
Papa John’s International, Inc.	39,960	2,165,432
Penn National Gaming, Inc.*	3,420	57,080
Popeyes Louisiana Kitchen, Inc.*	44,353	2,309,017
Red Robin Gourmet Burgers, Inc.*	74,910	4,829,448
Sonic Corp.	86,020	3,024,463
Wingstop, Inc.*(a)	209,943	4,761,507

		38,050,841

Household Durables — 0.4%
TopBuild Corp.*	84,270	2,506,190

Insurance — 1.3%
AMERISAFE, Inc.	65,947	3,464,855
Amtrust Financial Services, Inc.	99,520	2,575,578

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
James River Group Holdings Ltd.	85,421	$2,755,681

		8,796,114

Internet & Catalog Retail — 0.6%
HSN, Inc.	72,408	3,787,662

Internet Software & Services — 4.5%
Benefitfocus, Inc.*(a)	97,200	3,241,620
comScore, Inc.*(a)	146,826	4,410,653
Demandware, Inc.*	25,385	992,554
Envestnet, Inc.*(a)	123,996	3,372,691
Everyday Health, Inc.*	187,381	1,049,334
Five9, Inc.*	234,108	2,081,220
j2 Global, Inc.(a)	49,956	3,076,290
LogMeIn, Inc.*(a)	148,703	7,503,553
Marketo, Inc.*	53,319	1,043,453
Q2 Holdings, Inc.*	36,650	881,066
WebMD Health Corp.*	42,618	2,669,165

		30,321,599

IT Services — 5.4%
Black Knight Financial Services, Inc. (Class A Stock)*	115,796	3,593,150
CACI International, Inc. (Class A Stock)*	24,624	2,627,381
Cardtronics, Inc.*(a)	138,845	4,997,032
Cass Information Systems, Inc.(a)	47,030	2,462,021
EPAM Systems, Inc.*	57,189	4,270,303
Euronet Worldwide, Inc.*	63,970	4,740,817
ExlService Holdings, Inc.*	84,484	4,376,271
Heartland Payment Systems, Inc.	10,774	1,040,445
interXion Holding NV (Netherlands)*	61,200	2,116,296
MAXIMUS, Inc.	68,790	3,621,106
WEX, Inc.*	31,523	2,627,757

		36,472,579

Leisure Products — 0.5%
Vista Outdoor, Inc.*	64,593	3,353,023

Life Sciences Tools & Services — 0.5%
PAREXEL International Corp.*(a)	57,024	3,577,116

Machinery — 1.6%
Altra Industrial Motion Corp.	73,622	2,045,219
John Bean Technologies Corp.	76,170	4,296,750
Toro Co. (The)	47,132	4,059,008

		10,400,977

Media — 0.7%
IMAX Corp.*(a)	151,430	4,707,959

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	113,380	2,656,493

Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc.*(a)	27,880	862,050
Diamondback Energy, Inc.*	21,750	1,678,665
RSP Permian, Inc.*(a)	129,199	3,751,939

		6,292,654

Paper & Forest Products — 0.3%
Boise Cascade Co.*	98,567	2,042,308

Pharmaceuticals — 1.4%
Aerie Pharmaceuticals, Inc.*	131,986	1,604,950
Aratana Therapeutics, Inc.*	188,820	1,042,286
Intersect ENT, Inc.*	216,029	4,104,551

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Relypsa, Inc.*(a)	115,977	$1,571,488
XenoPort, Inc.*(a)	211,030	951,745

		9,275,020

Professional Services — 1.8%
Exponent, Inc.	92,630	4,725,056
GP Strategies Corp.*	46,126	1,263,852
On Assignment, Inc.*	84,489	3,119,334
WageWorks, Inc.*	53,566	2,710,975

		11,819,217

Real Estate Investment Trusts (REITs) — 1.6%
CoreSite Realty Corp.	61,375	4,296,864
Sovran Self Storage, Inc.	27,760	3,274,292
Sunstone Hotel Investors, Inc.	206,822	2,895,508

		10,466,664

Road & Rail — 0.9%
Celadon Group, Inc.(a)	107,447	1,126,045
Knight Transportation, Inc.(a)	139,861	3,657,365
Marten Transport Ltd.	81,862	1,532,457

		6,315,867

Semiconductors & Semiconductor Equipment — 3.6%
Cavium, Inc.*	58,120	3,554,619
Integrated Device Technology, Inc.*	131,555	2,688,984
MKS Instruments, Inc.	85,033	3,201,492
Monolithic Power Systems, Inc.	117,610	7,484,700
SunPower Corp.*(a)	67,373	1,505,113
Tower Semiconductor Ltd. (Israel)*	461,648	5,595,174

		24,030,082

Software — 8.2%
Aspen Technology, Inc.*	39,593	1,430,495
Bottomline Technologies de, Inc.*	95,776	2,920,210
Fair Isaac Corp.	49,935	5,297,604
FleetMatics Group PLC*(a)	54,569	2,221,504
Guidewire Software, Inc.*	62,872	3,425,267
HubSpot, Inc.*(a)	52,567	2,292,973
Manhattan Associates, Inc.*	44,846	2,550,392
Paycom Software, Inc.*(a)	73,536	2,617,882
Proofpoint, Inc.*(a)	116,670	6,274,513
PTC, Inc.*	69,220	2,295,335
RingCentral, Inc. (Class A Stock)*	271,290	4,272,817
Take-Two Interactive Software, Inc.*(a)	123,710	4,660,156
Textura Corp.*(a)	88,240	1,643,911
Tyler Technologies, Inc.*(a)	31,489	4,049,800
Ultimate Software Group, Inc. (The)*	35,395	6,848,933
Verint Systems, Inc.*	71,573	2,389,107

		55,190,899

Specialty Retail — 3.4%
Burlington Stores, Inc.*	167,746	9,434,035
DSW, Inc. (Class A Stock)	126,530	3,497,289
Five Below, Inc.*(a)	154,127	6,371,610
Lithia Motors, Inc. (Class A Stock)	42,160	3,681,833

		22,984,767

Textiles, Apparel & Luxury Goods — 3.9%
Carter’s, Inc.	31,425	3,311,567
G-III Apparel Group Ltd.*	160,911	7,866,939
Kate Spade & Co.*	186,699	4,764,558

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Oxford Industries, Inc.	42,256	$2,840,871
Steven Madden Ltd.*(a)	204,989	7,592,792

		26,376,727

Thrifts & Mortgage Finance — 1.3%
EverBank Financial Corp.	191,453	2,889,026
LendingTree, Inc.*(a)	40,400	3,950,312
MGIC Investment Corp.*(a)	214,950	1,648,667

		8,488,005

TOTAL COMMON STOCKS (cost $657,283,425)		636,526,345

EXCHANGE TRADED FUND — 2.7%
iShares Russell 2000 Growth ETF (cost $17,302,688)	140,360	18,622,965

TOTAL LONG-TERM INVESTMENTS (cost $674,586,113)		655,149,310

SHORT-TERM INVESTMENTS — 21.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $137,997,074; includes $124,955,950 of cash collateral for securities on loan)(b)(w)	137,997,074	137,997,074

UNAFFILIATED MUTUAL FUND — 1.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $8,621,588)	8,621,588	8,621,588

TOTAL SHORT-TERM INVESTMENTS (cost $146,618,662)		146,618,662

TOTAL INVESTMENTS — 119.6% (cost $821,204,775)		801,767,972
Liabilities in excess of other assets — (19.6)%		(131,669,433)

NET ASSETS — 100.0%		$670,098,539

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,738,228; cash collateral of $124,955,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,897,922	$—	$—
Airlines	2,872,563	—	—
Auto Components	6,402,790	—	—
Banks	18,325,432	—	—
Biotechnology	68,918,363	—	—
Building Products	9,310,374	—	—
Capital Markets	7,817,568	—	—
Chemicals	8,096,681	—	—
Commercial Services & Supplies	11,373,503	—	—
Communications Equipment	1,999,653	—	—
Construction Materials	7,427,699	—	—
Containers & Packaging	6,810,252	—	—
Distributors	2,897,174	—	—
Diversified Consumer Services	49,578	—	—
Diversified Financial Services	5,118,654	—	—
Diversified Telecommunication Services	1,272,928	—	—
Electrical Equipment	6,460,337	—	—
Electronic Equipment, Instruments & Components	16,611,969	—	—
Food & Staples Retailing	15,389,498	—	—
Food Products	18,175,293	—	—
Health Care Equipment & Supplies	47,779,187	—	—
Health Care Providers & Services	17,496,892	—	—
Health Care Technology	2,724,989	—	—
Healthcare Providers & Services	3,384,283	—	—
Hotels, Restaurants & Leisure	38,050,841	—	—
Household Durables	2,506,190	—	—
Insurance	8,796,114	—	—
Internet & Catalog Retail	3,787,662	—	—
Internet Software & Services	30,321,599	—	—
IT Services	36,472,579	—	—
Leisure Products	3,353,023	—	—
Life Sciences Tools & Services	3,577,116	—	—
Machinery	10,400,977	—	—
Media	4,707,959	—	—
Multiline Retail	2,656,493	—	—
Oil, Gas & Consumable Fuels	6,292,654	—	—
Paper & Forest Products	2,042,308	—	—
Pharmaceuticals	9,275,020	—	—
Professional Services	11,819,217	—	—
Real Estate Investment Trusts (REITs)	10,466,664	—	—
Road & Rail	6,315,867	—	—
Semiconductors & Semiconductor Equipment	24,030,082	—	—
Software	55,190,899	—	—
Specialty Retail	22,984,767	—	—

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Textiles, Apparel & Luxury Goods	$26,376,727	$—	$—
Thrifts & Mortgage Finance	8,488,005	—	—
Exchange Traded Fund	18,622,965	—	—
Affiliated Mutual Fund	137,997,074	—	—
Unaffiliated Mutual Fund	8,621,588	—	—

Total	$801,767,972	$—	$—

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 93.7%
Aerospace & Defense — 1.0%
Hexcel Corp.	147,824	$6,461,387

Air Freight & Logistics — 0.6%
Echo Global Logistics, Inc.*	139,149	3,779,287

Airlines — 2.4%
JetBlue Airways Corp.*(a)	429,806	9,077,503
Spirit Airlines, Inc.*	100,195	4,807,356
Virgin America, Inc.*(a)	67,903	2,618,340

		16,503,199

Banks — 4.3%
Ameris Bancorp	12,593	372,501
Bank of the Ozarks, Inc.	141,115	5,922,597
ConnectOne Bancorp, Inc.	15,841	259,000
Customers Bancorp, Inc.*	78,396	1,852,497
FCB Financial Holdings, Inc. (Class A Stock)*	101,807	3,386,101
Live Oak Bancshares, Inc.(a)	112,280	1,684,200
Opus Bank	158,783	5,398,622
Pacific Premier Bancorp, Inc.*	125,747	2,687,213
PrivateBancorp, Inc.	85,833	3,313,154
Synovus Financial Corp.	53,659	1,551,282
UMB Financial Corp.	48,330	2,495,278

		28,922,445

Biotechnology — 7.6%
ACADIA Pharmaceuticals, Inc.*(a)	58,407	1,633,060
Acceleron Pharma, Inc.*	41,318	1,090,382
Acorda Therapeutics, Inc.*(a)	110,145	2,913,335
Adamas Pharmaceuticals, Inc.*	117,931	1,705,282
Aimmune Therapeutics, Inc.*(a)	165,737	2,247,393
Akebia Therapeutics, Inc.*	219,526	1,977,929
Alder Biopharmaceuticals, Inc.*(a)	83,036	2,033,552
Amicus Therapeutics, Inc.*(a)	393,160	3,322,202
Anacor Pharmaceuticals, Inc.*(a)	29,879	1,597,033
Applied Genetic Technologies Corp.*	116,377	1,626,950
Atara Biotherapeutics, Inc.*(a)	46,860	891,746
Bluebird Bio, Inc.*(a)	46,278	1,966,815
Cepheid, Inc.*	90,714	3,026,219
Edge Therapeutics, Inc.*(a)	143,769	1,315,486
Enanta Pharmaceuticals, Inc.*(a)	51,140	1,501,982
Insmed, Inc.*	126,908	1,607,924
Intercept Pharmaceuticals, Inc.*	5,624	722,515
Intrexon Corp.*(a)	55,974	1,896,959
MacroGenics, Inc.*	107,276	2,011,425
Neurocrine Biosciences, Inc.*	121,542	4,806,986
Novavax, Inc.*(a)	278,516	1,437,143
Ophthotech Corp.*(a)	82,458	3,485,500
Portola Pharmaceuticals, Inc.*(a)	108,325	2,209,830
Sage Therapeutics, Inc.*(a)	52,211	1,673,885
Ultragenyx Pharmaceutical, Inc.*	24,225	1,533,685
ZIOPHARM Oncology, Inc.*(a)	115,581	857,611

		51,092,829

Building Products — 3.6%
Apogee Enterprises, Inc.	168,787	7,408,061
Builders FirstSource, Inc.*	109,270	1,231,473
Masonite International Corp.*	91,197	5,973,404
PGT, Inc.*	291,588	2,869,226

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Trex Co., Inc.*(a)	142,680	$6,838,652

		24,320,816

Capital Markets — 1.0%
Fortress Investment Group LLC (Class A Stock), MLP	283,121	1,353,318
Stifel Financial Corp.*	85,686	2,536,306
Virtu Financial, Inc. (Class A Stock)(a)	145,160	3,209,488

		7,099,112

Chemicals — 1.5%
Huntsman Corp.	154,621	2,056,459
Quaker Chemical Corp.	94,583	8,026,313

		10,082,772

Commercial Services & Supplies — 2.2%
Interface, Inc.	96,323	1,785,828
Knoll, Inc.	121,316	2,626,491
Matthews International Corp. (Class A Stock)	58,641	3,018,252
Waste Connections, Inc.	110,816	7,157,605

		14,588,176

Communications Equipment — 1.3%
Applied Optoelectronics, Inc.*(a)	88,053	1,312,870
Ciena Corp.*(a)	172,620	3,283,232
Finisar Corp.*	99,210	1,809,590
Lumentum Holdings, Inc.*	78,980	2,130,091

		8,535,783

Construction & Engineering — 0.4%
Tutor Perini Corp.*	168,321	2,615,708

Construction Materials — 1.7%
Headwaters, Inc.*	268,697	5,330,949
Martin Marietta Materials, Inc.	25,159	4,013,112
Summit Materials, Inc. (Class A Stock)*	106,573	2,072,845

		11,416,906

Distributors — 0.4%
Pool Corp.	34,279	3,007,640

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*	47,648	3,086,637
Chegg, Inc.*(a)	423,888	1,890,540
Sotheby’s	41,454	1,108,065

		6,085,242

Diversified Telecommunication Services — 1.2%
8x8, Inc.*	398,996	4,013,900
Vonage Holdings Corp.*	910,907	4,162,845

		8,176,745

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	125,720	2,207,643

Electronic Equipment, Instruments & Components — 2.4%
Cognex Corp.	74,766	2,912,136
Coherent, Inc.*	62,760	5,767,644
FARO Technologies, Inc.*	26,033	838,523
IPG Photonics Corp.*(a)	71,950	6,912,956

		16,431,259

Energy Equipment & Services — 0.1%
Geospace Technologies Corp.*(a)	43,563	537,567

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.	31,580	$3,578,646
Natural Grocers By Vitamin Cottage, Inc.*(a)	102,476	2,179,665

		5,758,311

Food Products — 0.5%
Snyder’s-Lance, Inc.	23,403	736,726
WhiteWave Foods Co. (The)*	71,841	2,919,618

		3,656,344

Health Care Equipment & Supplies — 4.4%
ABIOMED, Inc.*(a)	43,719	4,144,998
AtriCure, Inc.*	173,142	2,913,980
Cantel Medical Corp.	42,926	3,063,199
K2M Group Holdings, Inc.*	146,791	2,176,911
Natus Medical, Inc.*	144,849	5,566,547
NuVasive, Inc.*	57,169	2,781,272
STERIS PLC	47,009	3,339,990
West Pharmaceutical Services, Inc.(a)	52,060	3,608,799
Zeltiq Aesthetics, Inc.*(a)	78,006	2,118,643

		29,714,339

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.*	114,832	6,328,391
Adeptus Health, Inc. (Class A Stock)*(a)	37,835	2,101,356
Air Methods Corp.*(a)	85,513	3,097,281
Centene Corp.*	110,501	6,803,547
HealthSouth Corp.	69,094	2,600,007
Surgery Partners, Inc.*(a)	120,964	1,603,983
Team Health Holdings, Inc.*	40,498	1,693,221
Teladoc, Inc.*(a)	127,773	1,226,621
WellCare Health Plans, Inc.*	58,469	5,423,000

		30,877,407

Health Care Technology — 1.5%
HMS Holdings Corp.*	204,180	2,929,983
Imprivata, Inc.*(a)	146,270	1,847,390
Omnicell, Inc.*	8,200	228,534
Veeva Systems, Inc. (Class A Stock)*(a)	202,228	5,063,789

		10,069,696

Hotels, Restaurants & Leisure — 5.1%
Belmond Ltd. (United Kingdom) (Class A Stock)*(a)	361,468	3,430,331
Bojangles’, Inc.*(a)	123,642	2,103,150
Buffalo Wild Wings, Inc.*(a)	11,373	1,684,569
Churchill Downs, Inc.	5,135	759,364
Chuy’s Holdings, Inc.*(a)	149,415	4,642,324
Cracker Barrel Old Country Store, Inc.(a)	10,068	1,537,082
Dave & Buster’s Entertainment, Inc.*	100,945	3,914,647
Diversified Restaurant Holdings, Inc.*	167,947	322,458
Jack in the Box, Inc.	63,522	4,057,150
Penn National Gaming, Inc.*	251,783	4,202,258
Planet Fitness, Inc. (Class A Stock)*(a)	120,719	1,960,477
Red Robin Gourmet Burgers, Inc.*	65,776	4,240,579
Vail Resorts, Inc.	10,517	1,406,123

		34,260,512

Household Durables — 2.0%
Installed Building Products, Inc.*	161,816	4,305,924
Universal Electronics, Inc.*	150,010	9,299,120

		13,605,044

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 0.5%
Atlas Financial Holdings, Inc.*	49,849	$904,261
Enstar Group Ltd. (Bermuda)*	16,724	2,718,988

		3,623,249

Internet & Catalog Retail — 0.4%
Duluth Holdings, Inc.*(a)	57,835	1,127,204
HSN, Inc.	33,037	1,728,166

		2,855,370

Internet Software & Services — 4.4%
Alarm.com Holdings, Inc.*(a)	145,865	3,457,001
ChannelAdvisor Corp.*	138,999	1,563,739
comScore, Inc.*	94,842	2,849,046
Cornerstone OnDemand, Inc.*	196,027	6,423,805
Demandware, Inc.*(a)	78,064	3,052,302
Everyday Health, Inc.*	95,986	537,522
GTT Communications, Inc.*(a)	203,657	3,368,487
LogMeIn, Inc.*(a)	49,590	2,502,311
WebMD Health Corp.*	59,822	3,746,652
Zillow Group, Inc. (Class A Stock)*(a)	76,872	1,964,080

		29,464,945

IT Services — 1.0%
EPAM Systems, Inc.*	77,662	5,799,022
Everi Holdings, Inc.*	393,973	902,198

		6,701,220

Leisure Products — 0.5%
Brunswick Corp.	45,336	2,175,221
Malibu Boats, Inc. (Class A Stock)*	94,882	1,556,065

		3,731,286

Life Sciences Tools & Services — 0.8%
PAREXEL International Corp.*(a)	50,341	3,157,891
PRA Health Sciences, Inc.*(a)	51,090	2,184,608

		5,342,499

Machinery — 2.2%
Chart Industries, Inc.*	63,679	1,383,108
John Bean Technologies Corp.	54,305	3,063,345
Proto Labs, Inc.*(a)	28,035	2,161,218
Tennant Co.	45,415	2,337,964
WABCO Holdings, Inc.*	31,946	3,415,666
Woodward, Inc.	43,105	2,242,322

		14,603,623

Media — 0.2%
Nexstar Broadcasting Group, Inc. (Class A Stock)	30,720	1,359,974

Oil, Gas & Consumable Fuels — 1.2%
Parsley Energy, Inc. (Class A Stock)*	60,180	1,360,068
RSP Permian, Inc.*(a)	161,438	4,688,160
Synergy Resources Corp.*(a)	227,183	1,765,212

		7,813,440

Pharmaceuticals — 1.5%
Impax Laboratories, Inc.*	90,520	2,898,450
Medicines Co. (The)*(a)	44,669	1,419,134
Neos Therapeutics, Inc.*(a)	91,820	990,738
Prestige Brands Holdings, Inc.*	61,898	3,304,734
Relypsa, Inc.*(a)	110,890	1,502,559

		10,115,615

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 1.2%
Advisory Board Co. (The)*	40,148	$1,294,773
Kforce, Inc.	172,228	3,372,224
Korn/Ferry International	119,552	3,382,126

		8,049,123

Real Estate Investment Trusts (REITs) — 3.9%
American Campus Communities, Inc.	69,490	3,272,284
American Farmland Co.	56,386	354,104
CareTrust REIT, Inc.	66,040	838,708
CubeSmart	126,887	4,225,337
Education Realty Trust, Inc.	94,210	3,919,136
Equity One, Inc.	83,957	2,406,208
GEO Group, Inc. (The)	60,917	2,111,992
QTS Realty Trust, Inc. (Class A Stock)	101,003	4,785,522
Seritage Growth Properties (Class A Stock)(a)	45,886	2,292,923
Sovran Self Storage, Inc.	18,330	2,162,024

		26,368,238

Real Estate Management & Development — 0.2%
Marcus & Millichap, Inc.*	54,722	1,389,392

Road & Rail — 0.5%
Landstar System, Inc.	54,432	3,516,852

Semiconductors & Semiconductor Equipment — 3.7%
Cavium, Inc.*	183,984	11,252,461
Inphi Corp.*	49,499	1,650,297
M/A-COM Technology Solutions Holdings, Inc.*(a)	92,102	4,033,147
Microsemi Corp.*	114,307	4,379,101
Sigma Designs, Inc.*	157,133	1,068,504
Veeco Instruments, Inc.*	134,621	2,622,417

		25,005,927

Software — 9.6%
Aspen Technology, Inc.*	79,583	2,875,334
Fortinet, Inc.*	124,534	3,814,476
Gigamon, Inc.*	122,578	3,802,370
Guidewire Software, Inc.*	128,403	6,995,395
Imperva, Inc.*(a)	215,552	10,885,376
Manhattan Associates, Inc.*	55,010	3,128,419
MicroStrategy, Inc. (Class A Stock)*	32,039	5,758,049
Model N, Inc.*	180,605	1,945,116
Paylocity Holding Corp.*(a)	121,355	3,973,163
Proofpoint, Inc.*(a)	73,355	3,945,032
PTC, Inc.*	109,076	3,616,960
QLIK Technologies, Inc.*	125,851	3,639,611
Qualys, Inc.*	94,113	2,382,000
Synchronoss Technologies, Inc.*(a)	51,373	1,661,403
Tableau Software, Inc. (Class A Stock)*	38,464	1,764,344
Ultimate Software Group, Inc. (The)*(a)	24,837	4,805,960

		64,993,008

Specialty Retail — 5.6%
American Eagle Outfitters, Inc.	173,465	2,891,662
Burlington Stores, Inc.*	146,532	8,240,960
Five Below, Inc.*(a)	113,708	4,700,689
Genesco, Inc.*	158,972	11,485,726
MarineMax, Inc.*	230,174	4,481,488
Tile Shop Holdings, Inc.*(a)	131,129	1,955,133
Tilly’s, Inc. (Class A Stock)*	171,081	1,144,532

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Vitamin Shoppe, Inc.*(a)	93,135	$2,883,460

		37,783,650

Technology Hardware, Storage & Peripherals — 0.5%
Super Micro Computer, Inc.*(a)	90,238	3,075,311

Textiles, Apparel & Luxury Goods — 1.6%
Sequential Brands Group, Inc.*(a)	262,418	1,676,851
Steven Madden Ltd.*(a)	179,090	6,633,493
Tumi Holdings, Inc.*	95,365	2,557,689

		10,868,033

Thrifts & Mortgage Finance — 2.1%
BofI Holding, Inc.*	108,944	2,324,865
LendingTree, Inc.*	51,723	5,057,475
MGIC Investment Corp.*(a)	406,258	3,115,999
Walker & Dunlop, Inc.*	156,770	3,804,808

		14,303,147

Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	63,967	2,054,620

TOTAL COMMON STOCKS (cost $598,657,441)		632,824,691

EXCHANGE TRADED FUND — 2.6%
iShares Russell 2000 Growth Index Fund (cost $16,352,363)	131,382	17,431,764

	Units
WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	—

TOTAL LONG-TERM INVESTMENTS (cost $615,009,804)		650,256,455

	Shares
SHORT-TERM INVESTMENT — 24.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $161,862,480; includes $136,079,742 of cash collateral for securities on loan)(b)(w)	161,862,480	161,862,480

TOTAL INVESTMENTS — 120.3% (cost $776,872,284)		812,118,935
Liabilities in excess of other assets — (20.3)%		(136,998,222)

NET ASSETS — 100.0%		$675,120,713

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,503,491 cash collateral of $136,079,742; (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,461,387	$—	$—
Air Freight & Logistics	3,779,287	—	—
Airlines	16,503,199	—	—
Banks	28,922,445	—	—
Biotechnology	51,092,829	—	—
Building Products	24,320,816	—	—
Capital Markets	7,099,112	—	—
Chemicals	10,082,772	—	—
Commercial Services & Supplies	14,588,176	—	—
Communications Equipment	8,535,783	—	—
Construction & Engineering	2,615,708	—	—
Construction Materials	11,416,906	—	—
Distributors	3,007,640	—	—
Diversified Consumer Services	6,085,242	—	—
Diversified Telecommunication Services	8,176,745	—	—
Electrical Equipment	2,207,643	—	—
Electronic Equipment, Instruments & Components	16,431,259	—	—
Energy Equipment & Services	537,567	—	—
Food & Staples Retailing	5,758,311	—	—
Food Products	3,656,344	—	—
Health Care Equipment & Supplies	29,714,339	—	—
Health Care Providers & Services	30,877,407	—	—
Health Care Technology	10,069,696	—	—
Hotels, Restaurants & Leisure	34,260,512	—	—
Household Durables	13,605,044	—	—
Insurance	3,623,249	—	—
Internet & Catalog Retail	2,855,370	—	—
Internet Software & Services	29,464,945	—	—
IT Services	6,701,220	—	—
Leisure Products	3,731,286	—	—
Life Sciences Tools & Services	5,342,499	—	—
Machinery	14,603,623	—	—
Media	1,359,974	—	—
Oil, Gas & Consumable Fuels	7,813,440	—	—

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$10,115,615	$—	$—
Professional Services	8,049,123	—	—
Real Estate Investment Trusts (REITs)	26,368,238	—	—
Real Estate Management & Development	1,389,392	—	—
Road & Rail	3,516,852	—	—
Semiconductors & Semiconductor Equipment	25,005,927	—	—
Software	64,993,008	—	—
Specialty Retail	37,783,650	—	—
Technology Hardware, Storage & Peripherals	3,075,311	—	—
Textiles, Apparel & Luxury Goods	10,868,033	—	—
Thrifts & Mortgage Finance	14,303,147	—	—
Trading Companies & Distributors	2,054,620	—	—
Exchange Traded Fund	17,431,764	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	—
Affiliated Mutual Fund	161,862,480	—	—

Total	$812,118,935	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.4%
AAR Corp.	86,800	$2,019,836
Cubic Corp.	34,700	1,386,612
Curtiss-Wright Corp.	54,753	4,143,160
Engility Holdings, Inc.*	45,700	857,332
Hexcel Corp.	80,757	3,529,888
Moog, Inc. (Class A Stock)*	47,050	2,149,244
Teledyne Technologies, Inc.*	23,620	2,081,867
Triumph Group, Inc.	72,462	2,281,104
Vectrus, Inc.*	163,600	3,721,900

		22,170,943

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	71,600	3,026,532

Airlines — 0.6%
Hawaiian Holdings, Inc.*	104,002	4,907,854
JetBlue Airways Corp.*	17,500	369,600

		5,277,454

Auto Components — 1.6%
Cooper Tire & Rubber Co.	112,800	4,175,856
Dana Holding Corp.	218,200	3,074,438
Dorman Products, Inc.*(a)	41,219	2,243,138
Horizon Global Corp.*	204,696	2,575,076
Metaldyne Performance Group, Inc.	43,300	727,873
Stoneridge, Inc.*	126,200	1,837,472

		14,633,853

Banks — 14.3%
1st Source Corp.	6,250	199,000
Allegiance Bancshares, Inc.*	17,000	312,290
Banc of California, Inc.	318,200	5,568,500
Bank of Marin Bancorp	1,600	78,752
BankUnited, Inc.	63,665	2,192,623
Banner Corp.	14,600	613,784
BBCN Bancorp, Inc.	28,400	431,396
Berkshire Hills Bancorp, Inc.	11,600	311,924
Boston Private Financial Holdings, Inc.	209,158	2,394,859
Cascade Bancorp*	49,200	280,932
Cathay General Bancorp	28,200	798,906
Chemical Financial Corp.(a)	11,685	417,038
Columbia Banking System, Inc.	11,771	352,188
Community Trust Bancorp, Inc.	21,946	775,133
CU Bancorp*	13,500	285,795
Customers Bancorp, Inc.*	94,540	2,233,980
Eagle Bancorp, Inc.*	97,098	4,660,704
East West Bancorp, Inc.	22,783	739,992
Enterprise Financial Services Corp.	44,900	1,214,096
Fidelity Southern Corp.	125,275	2,009,411
Financial Institutions, Inc.	23,400	680,238
First Business Financial Services, Inc.	28,900	662,677
First Citizens BancShares, Inc. (Class A Stock)	2,400	602,568
First Commonwealth Financial Corp.	182,700	1,618,722
First Community Bancshares, Inc.	34,100	676,544
First Financial Bancorp	35,500	645,390
First Financial Corp.	7,300	249,733
First Horizon National Corp.	318,812	4,176,437
First Interstate Bancsystem, Inc. (Class A Stock)	75,900	2,135,067
First Merchants Corp.	52,200	1,230,354

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Midwest Bancorp, Inc.	47,300	$852,346
First NBC Bank Holding Co.*	201,111	4,140,876
Flushing Financial Corp.	22,500	486,450
Franklin Financial Network, Inc.*	49,600	1,339,200
Fulton Financial Corp.	172,600	2,309,388
Great Southern Bancorp, Inc.	31,400	1,165,882
Green Bancorp, Inc.*	23,000	174,110
Hancock Holding Co.	179,206	4,114,570
Hanmi Financial Corp.	253,575	5,583,721
Heartland Financial USA, Inc.	43,400	1,336,286
Hilltop Holdings, Inc.*	74,500	1,406,560
Horizon Bancorp	5,300	131,016
Iberiabank Corp.	204,913	10,505,890
Independent Bank Corp.	21,000	965,160
Independent Bank Corporation	44,500	647,475
Investors Bancorp, Inc.	313,268	3,646,440
MainSource Financial Group, Inc.	34,100	719,169
MB Financial, Inc.	133,675	4,337,754
National Penn Bancshares, Inc.	53,964	574,177
NBT Bancorp, Inc.	50,738	1,367,389
PacWest Bancorp	124,759	4,634,797
Pinnacle Financial Partners, Inc.	53,110	2,605,577
Preferred Bank	60,700	1,836,175
PrivateBancorp, Inc.	136,900	5,284,340
Republic Bancorp, Inc. (Class A Stock)	11,346	293,067
ServisFirst Bancshares, Inc.	14,585	647,574
Sierra Bancorp	18,400	333,960
Simmons First National Corp. (Class A Stock)	8,000	360,560
South State Corp.	9,611	617,314
Southwest Bancorp, Inc.	81,633	1,228,577
Sterling Bancorp	586,669	9,345,637
Stock Yards Bancorp, Inc.	7,300	281,269
Stonegate Bank	21,000	629,160
TCF Financial Corp.	296,873	3,639,663
Tompkins Financial Corp.	6,600	422,400
Trico Bancshares	114,600	2,901,672
Tristate Capital Holdings, Inc.*	37,100	467,460
Triumph Bancorp, Inc.*	26,300	416,329
Trustmark Corp.	16,600	382,298
Union Bankshares Corp.	15,422	379,844
United Community Banks, Inc.	158,400	2,925,648
Univest Corp. of Pennsylvania	93,746	1,828,984
Webster Financial Corp.	24,100	865,190
WesBanco, Inc.	19,500	579,345
West Bancorporation, Inc.	13,200	240,636
Wilshire Bancorp, Inc.	249,900	2,573,970
Wintrust Financial Corp.	53,700	2,381,058

		132,455,396

Biotechnology — 0.4%
Applied Genetic Technologies Corp.*	3,400	47,532
Avalanche Biotechnologies, Inc.*	3,300	17,061
Calithera Biosciences, Inc.*(a)	124,700	708,296
Cara Therapeutics, Inc.*	14,700	91,434
Celldex Therapeutics, Inc.*(a)	211,000	797,580
Dicerna Pharmaceuticals, Inc.*	10,300	55,208
Immune Design Corp.*	5,700	74,100
Kite Pharma, Inc.*(a)	8,000	367,280
Lexicon Pharmaceuticals, Inc.*(a)	61,200	731,340
Merrimack Pharmaceuticals, Inc.*	31,800	266,166

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Sage Therapeutics, Inc.*(a)	15,400	$493,724
Ultragenyx Pharmaceutical, Inc.*	7,400	468,494
Zafgen, Inc.*	5,100	34,068

		4,152,283

Building Products — 0.2%
Universal Forest Products, Inc.	16,800	1,441,776

Capital Markets — 1.4%
Arlington Asset Investment Corp. (Class A Stock)(a)	132,400	1,658,972
BGC Partners, Inc. (Class A Stock)	132,700	1,200,935
Federated Investors, Inc. (Class B Stock)	64,116	1,849,747
Hercules Capital, Inc.	393,206	4,722,404
Houlihan Lokey, Inc.	16,600	413,340
INTL. FCStone, Inc.*	20,300	542,619
Piper Jaffray Cos.*	47,100	2,334,276

		12,722,293

Chemicals — 1.7%
A. Schulman, Inc.	43,000	1,170,460
Cabot Corp.	40,765	1,970,172
FutureFuel Corp.	44,000	518,760
Innophos Holdings, Inc.	135,244	4,180,392
Innospec, Inc.	4,800	208,128
Minerals Technologies, Inc.	50,800	2,887,980
Olin Corp.	174,359	3,028,616
Trinseo SA*	51,300	1,888,353

		15,852,861

Commercial Services & Supplies — 3.6%
ABM Industries, Inc.(a)	88,600	2,862,666
ACCO Brands Corp.*	483,500	4,341,830
Clean Harbors, Inc.*(a)	83,345	4,112,242
Essendant, Inc.	13,200	421,476
G&K Services, Inc. (Class A Stock)	39,533	2,895,792
KAR Auction Services, Inc.	65,202	2,486,804
Kimball International, Inc. (Class B Stock)	29,400	333,690
Matthews International Corp. (Class A Stock)	63,137	3,249,661
Quad Graphics, Inc.(a)	259,341	3,355,873
RR Donnelley & Sons Co.(a)	28,434	466,318
Team, Inc.*	87,843	2,668,670
Tetra Tech, Inc.	142,926	4,262,053
Viad Corp.	47,100	1,373,436
West Corp.	42,300	965,286

		33,795,797

Communications Equipment — 1.3%
Comtech Telecommunications Corp.	115,600	2,701,572
EMCORE Corp.*	245,600	1,228,000
Extreme Networks, Inc.*	424,900	1,321,439
Finisar Corp.*	137,213	2,502,765
Ixia*	360,794	4,495,493

		12,249,269

Construction & Engineering — 1.2%
Argan, Inc.	50,100	1,761,516
EMCOR Group, Inc.	172,139	8,365,955
Tutor Perini Corp.*	51,300	797,202

		10,924,673

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.9%
Cash America International, Inc.(a)	130,300	$5,034,792
SLM Corp.*	571,363	3,633,869

		8,668,661

Containers & Packaging — 0.9%
Berry Plastics Group, Inc.*	104,618	3,781,941
Owens-Illinois, Inc.*	125,609	2,004,720
Silgan Holdings, Inc.	44,703	2,376,859

		8,163,520

Diversified Consumer Services — 0.1%
K12, Inc.*	93,000	919,770

Diversified Financial Services
Gain Capital Holdings, Inc.	25,100	164,656

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	71,765	2,800,988
IDT Corp. (Class B Stock)	77,500	1,208,225
Inteliquent, Inc.	232,600	3,733,230

		7,742,443

Electric Utilities — 4.0%
Cleco Corp.	77,591	4,283,799
El Paso Electric Co.	36,200	1,660,856
Genie Energy Ltd. (Class B Stock)*(a)	38,300	291,463
Great Plains Energy, Inc.	208,379	6,720,223
IDACORP, Inc.(a)	98,209	7,325,409
MGE Energy, Inc.	16,700	872,575
PNM Resources, Inc.	44,900	1,514,028
Portland General Electric Co.	287,792	11,364,906
Spark Energy, Inc. (Class A Stock)	58,700	1,056,600
Unitil Corp.	13,900	590,611
Westar Energy, Inc.	29,800	1,478,378

		37,158,848

Electrical Equipment — 1.7%
EnerSys	33,300	1,855,476
Generac Holdings, Inc.*(a)	122,330	4,555,569
General Cable Corp.	453,900	5,542,119
Regal Beloit Corp.	66,176	4,175,044

		16,128,208

Electronic Equipment, Instruments & Components — 2.7%
Benchmark Electronics, Inc.*	128,900	2,971,145
Coherent, Inc.*	35,199	3,234,788
GSI Group, Inc.*	13,500	191,160
Insight Enterprises, Inc.*	190,800	5,464,512
Kimball Electronics, Inc.*	130,575	1,458,523
Littelfuse, Inc.	10,200	1,255,722
Sanmina Corp.*	280,768	6,564,356
Tech Data Corp.*(a)	17,300	1,328,121
Vishay Intertechnology, Inc.(a)	161,700	1,974,357
Vishay Precision Group, Inc.*	13,500	189,135

		24,631,819

Energy Equipment & Services — 1.1%
Archrock, Inc.	128,200	1,025,600
Atwood Oceanics, Inc.(a)	309,500	2,838,115
Bristow Group, Inc.	26,800	507,056
Helix Energy Solutions Group, Inc.*	242,600	1,358,560
Hornbeck Offshore Services, Inc.*(a)	70,300	698,079
Matrix Service Co.*	105,500	1,867,350
McDermott International, Inc.*(a)	374,100	1,530,069

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Superior Energy Services, Inc.	29,669	$397,268

		10,222,097

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	12,220	1,384,770
SpartanNash Co.	79,300	2,403,583
SUPERVALU, Inc.*	390,100	2,246,976
Village Super Market, Inc. (Class A Stock)	10,400	251,264

		6,286,593

Food Products — 2.8%
Darling Ingredients, Inc.*	476,969	6,281,682
Dean Foods Co.(a)	166,200	2,878,584
Hain Celestial Group, Inc. (The)*	109,982	4,499,364
John B Sanfilippo & Son, Inc.	24,800	1,713,432
Pinnacle Foods, Inc.	29,600	1,322,528
Snyder’s-Lance, Inc.	69,311	2,181,910
TreeHouse Foods, Inc.*	81,767	7,093,287

		25,970,787

Gas Utilities — 1.2%
Laclede Group, Inc. (The)	15,900	1,077,225
New Jersey Resources Corp.(a)	183,200	6,673,976
Southwest Gas Corp.	44,700	2,943,495

		10,694,696

Health Care Equipment & Supplies — 1.3%
AngioDynamics, Inc.*	50,800	624,332
Cynosure, Inc. (Class A Stock)*	36,000	1,588,320
Greatbatch, Inc.*	8,700	310,068
ICU Medical, Inc.*	57,000	5,933,700
Nuvectra Corp.*	2,900	15,689
OraSure Technologies, Inc.*	50,900	368,007
Sientra, Inc.*(a)	8,100	55,404
Teleflex, Inc.(a)	17,767	2,789,597

		11,685,117

Health Care Providers & Services — 2.4%
Alliance HealthCare Services, Inc.*	5,100	36,669
Amsurg Corp.*	96,220	7,178,012
Cross Country Healthcare, Inc.*(a)	249,100	2,897,033
HealthSouth Corp.	144,919	5,453,302
Kindred Healthcare, Inc.	48,200	595,270
Molina Healthcare, Inc.*(a)	58,200	3,753,318
PharMerica Corp.*	94,500	2,089,395
WellCare Health Plans, Inc.*	2,800	259,700

		22,262,699

Hotels, Restaurants & Leisure — 0.1%
Isle of Capri Casinos, Inc.*	28,600	400,400
Speedway Motorsports, Inc.	8,518	168,912

		569,312

Household Durables — 0.6%
Ethan Allen Interiors, Inc.	48,136	1,531,688
Helen of Troy Ltd.*	24,100	2,498,929
Lifetime Brands, Inc.	51,300	773,091
NACCO Industries, Inc. (Class A Stock)	6,400	367,424

		5,171,132

Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	236,100	3,846,069

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 1.2%
Atlantic Power Corp.(a)	404,300	$994,578
Dynegy, Inc.*	135,300	1,944,261
Ormat Technologies, Inc.	10,400	428,896
Talen Energy Corp.*	706,800	6,361,200
TerraForm Global, Inc.*(a)	468,800	1,115,744

		10,844,679

Insurance — 5.3%
American Equity Investment Life Holding Co.(a)	155,800	2,617,440
AMERISAFE, Inc.	48,500	2,548,190
AmTrust Financial Services, Inc.	60,838	1,574,487
Aspen Insurance Holdings Ltd.	31,200	1,488,240
Assured Guaranty Ltd.	24,100	609,730
CNO Financial Group, Inc.	327,246	5,864,248
Employers Holdings, Inc.	74,681	2,101,523
Endurance Specialty Holdings Ltd.	34,835	2,276,119
Fidelity & Guaranty Life	16,200	425,088
First American Financial Corp.	33,600	1,280,496
Hanover Insurance Group, Inc. (The)	57,824	5,216,881
Horace Mann Educators Corp.	187,940	5,955,819
Infinity Property & Casualty Corp.	47,024	3,785,432
Maiden Holdings Ltd.	131,900	1,706,786
Selective Insurance Group, Inc.	39,200	1,435,112
Stewart Information Services Corp.	135,900	4,930,452
United Fire Group, Inc.	16,600	727,412
Validus Holdings Ltd.	94,109	4,441,004

		48,984,459

Internet & Catalog Retail — 0.1%
Liberty TripAdvisor Holdings, Inc.*	38,300	848,728

Internet Software & Services — 0.6%
Blucora, Inc.*	62,421	322,092
Everyday Health, Inc.*	223,058	1,249,125
RetailMeNot, Inc.*	482,300	3,863,223

		5,434,440

IT Services — 0.9%
Everi Holdings, Inc.*	274,600	628,834
ExlService Holdings, Inc.*	84,533	4,378,809
Sykes Enterprises, Inc.*	100,500	3,033,090
TeleTech Holdings, Inc.	19,200	532,992

		8,573,725

Leisure Products — 0.4%
Arctic Cat, Inc.(a)	72,073	1,210,826
Callaway Golf Co.	326,733	2,979,805

		4,190,631

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	66,724	5,067,021
PerkinElmer, Inc.	93,822	4,640,436

		9,707,457

Machinery — 3.5%
Actuant Corp. (Class A Stock)	130,092	3,214,573
Altra Industrial Motion Corp.	78,072	2,168,840
EnPro Industries, Inc.	73,256	4,225,406
FreightCar America, Inc.	82,300	1,282,234
Global Brass & Copper Holdings, Inc.	196,000	4,890,200
Hurco Cos., Inc.	5,500	181,445

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Hyster-Yale Materials Handling, Inc.	17,500	$1,165,500
ITT Corp.	95,764	3,532,734
Kadant, Inc.	51,500	2,325,740
Meritor, Inc.*	272,100	2,193,126
Trimas Corp.*	205,249	3,595,962
Watts Water Technologies, Inc. (Class A Stock)	64,895	3,577,661

		32,353,421

Media — 0.3%
Journal Media Group, Inc.	11,957	143,006
Sinclair Broadcast Group, Inc. (Class A Stock)	73,616	2,263,692

		2,406,698

Metals & Mining — 0.9%
Allegheny Technologies, Inc.(a)	214,640	3,498,632
Commercial Metals Co.	249,700	4,237,409
Schnitzer Steel Industries, Inc. (Class A Stock)	31,000	571,640

		8,307,681

Multi-Utilities — 0.5%
NorthWestern Corp.	73,482	4,537,515

Oil, Gas & Consumable Fuels — 2.6%
Bill Barrett Corp.*(a)	352,500	2,192,550
Callon Petroleum Co.*(a)	500,200	4,426,770
Carrizo Oil & Gas, Inc.*(a)	57,343	1,773,046
Delek US Holdings, Inc.	180,400	2,749,296
Diamondback Energy, Inc.*	35,983	2,777,168
Eclipse Resources Corp.*(a)	333,700	480,528
Green Plains, Inc.	123,600	1,972,656
Memorial Resource Development Corp.*	138,571	1,410,653
Oasis Petroleum, Inc.*(a)	42,400	308,672
Panhandle Oil and Gas, Inc. (Class A Stock)	9,700	167,907
Renewable Energy Group, Inc.*	170,700	1,611,408
REX American Resources Corp.*(a)	14,600	809,862
Rex Energy Corp.*(a)	449,800	345,581
Stone Energy Corp.*	81,300	64,227
World Fuel Services Corp.	63,333	3,076,717

		24,167,041

Paper & Forest Products — 0.4%
Domtar Corp.	13,900	562,950
P.H. Glatfelter Co.	6,200	128,526
Schweitzer-Mauduit International, Inc.	86,800	2,732,464

		3,423,940

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	31,000	372,000
Impax Laboratories, Inc.*	18,200	582,764
Medicines Co. (The)*	37,100	1,178,667
Revance Therapeutics, Inc.*(a)	9,000	157,140
Zynerba Pharmaceuticals, Inc.*(a)	81,900	773,955

		3,064,526

Professional Services — 2.6%
CRA International, Inc.*	19,600	384,944
Heidrick & Struggles International, Inc.	67,200	1,592,640
Huron Consulting Group, Inc.*	91,747	5,338,758
Kelly Services, Inc. (Class A Stock)	109,500	2,093,640

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Korn/Ferry International	206,999	$5,856,002
Resources Connection, Inc.	76,100	1,184,116
RPX Corp.*	84,900	955,974
TriNet Group, Inc.*	300,676	4,314,701
TrueBlue, Inc.*	52,700	1,378,105
VSE Corp.	20,200	1,371,378

		24,470,258

Real Estate Investment Trusts (REITs) — 11.3%
AG Mortgage Investment Trust, Inc.	16,300	213,041
Agree Realty Corp.	11,300	434,711
American Assets Trust, Inc.	14,200	566,864
American Campus Communities, Inc.	44,700	2,104,923
Armada Hoffler Properties, Inc.	22,700	255,375
ARMOUR Residential REIT, Inc.(a)	50,400	1,085,112
Ashford Hospitality Prime, Inc.	83,241	971,422
Ashford Hospitality Trust, Inc.	697,400	4,449,412
Blackstone Mortgage Trust, Inc. (Class A Stock)	245,986	6,607,184
Bluerock Residential Growth REIT, Inc.	34,500	375,360
Capstead Mortgage Corp.(a)	567,403	5,611,616
Cedar Realty Trust, Inc.	164,600	1,190,058
Chatham Lodging Trust	30,500	653,615
Chesapeake Lodging Trust	50,100	1,325,646
CoreSite Realty Corp.	34,800	2,436,348
Corporate Office Properties Trust	202,810	5,321,734
Cousins Properties, Inc.	337,400	3,502,212
DCT Industrial Trust, Inc.	94,100	3,714,127
DiamondRock Hospitality Co.	390,800	3,954,896
EastGroup Properties, Inc.	5,400	325,998
Education Realty Trust, Inc.	147,454	6,134,086
EPR Properties	7,400	492,988
Equity One, Inc.	132,039	3,784,238
Extra Space Storage, Inc.	17,800	1,663,588
FelCor Lodging Trust, Inc.	36,400	295,568
First Industrial Realty Trust, Inc.	218,700	4,973,238
Franklin Street Properties Corp.	12,600	133,686
Geo Group, Inc. (The)	54,200	1,879,114
Government Properties Income Trust(a)	11,600	207,060
Gramercy Property Trust	274,700	2,321,215
Hudson Pacific Properties, Inc.	24,600	711,432
InfraREIT, Inc.	201,700	3,438,985
Kite Realty Group Trust	80,800	2,238,968
Lexington Realty Trust(a)	228,074	1,961,436
National Storage Affiliates Trust	39,300	833,160
Orchid Island Capital, Inc.(a)	101,000	1,047,370
Parkway Properties, Inc.(a)	107,100	1,677,186
QTS Realty Trust, Inc. (Class A Stock)	18,000	852,840
RAIT Financial Trust	719,400	2,258,916
Ramco-Gershenson Properties Trust	32,000	576,960
Redwood Trust, Inc.(a)	205,500	2,687,940
Retail Opportunity Investments Corp.	249,200	5,013,904
Rexford Industrial Realty, Inc.(a)	48,700	884,392
Silver Bay Realty Trust Corp.	55,300	821,205
Summit Hotel Properties, Inc.	426,200	5,101,614
Sun Communities, Inc.	15,100	1,081,311
Sunstone Hotel Investors, Inc.	204,602	2,864,428
Xenia Hotels & Resorts, Inc.	223,200	3,486,384

		104,522,866

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	39,900	$1,463,532

Road & Rail — 0.6%
ArcBest Corp.	150,100	3,240,659
YRC Worldwide, Inc.*	289,100	2,694,412

		5,935,071

Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.*	19,619	232,485
Amkor Technology, Inc.*	935,600	5,510,684
Cohu, Inc.	45,100	535,788
First Solar, Inc.*	47,100	3,224,937
IXYS Corp.	178,100	1,998,282
M/A-COM Technology Solutions Holdings, Inc.*(a)	103,808	4,545,752
MKS Instruments, Inc.	92,016	3,464,402
Semtech Corp.*	183,379	4,032,504
Sigma Designs, Inc.*	55,700	378,760
Ultra Clean Holdings, Inc.*	312,100	1,672,856
Xcerra Corp.*	101,700	663,084

		26,259,534

Software — 2.9%
A10 Networks, Inc.*	181,800	1,076,256
BroadSoft, Inc.*(a)	120,009	4,842,363
EnerNOC, Inc.*	92,675	693,209
Fair Isaac Corp.	38,396	4,073,432
Mentor Graphics Corp.	34,400	699,352
PTC, Inc.*	152,426	5,054,446
RingCentral, Inc. (Class A Stock)*	10,200	160,650
Rovi Corp.*(a)	190,950	3,916,385
Take-Two Interactive Software, Inc.*(a)	169,700	6,392,599

		26,908,692

Specialty Retail — 3.9%
Abercrombie & Fitch Co. (Class A Stock)	84,900	2,677,746
American Eagle Outfitters, Inc.	289,977	4,833,917
Cabela’s, Inc.*(a)	69,747	3,395,981
Caleres, Inc.	59,300	1,677,597
Cato Corp. (The) (Class A Stock)	36,900	1,422,495
Children’s Place, Inc. (The)(a)	63,600	5,308,692
DSW, Inc. (Class A Stock)	81,951	2,265,126
Express, Inc.*	131,357	2,812,353
Murphy USA, Inc.*	73,661	4,526,468
Office Depot, Inc.*	588,200	4,176,220
Tailored Brands, Inc.	138,448	2,478,219
Tilly’s, Inc. (Class A Stock)*	61,900	414,111

		35,988,925

Technology Hardware, Storage & Peripherals — 0.5%
Diebold, Inc.(a)	152,149	4,398,628

Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries, Inc.	34,092	2,292,005
Perry Ellis International, Inc.*	40,000	736,400
Steven Madden Ltd.*(a)	75,833	2,808,854

		5,837,259

Thrifts & Mortgage Finance — 2.0%
BankFinancial Corp.	8,300	98,106
Charter Financial Corp.	42,400	572,400
Dime Community Bancshares, Inc.	77,500	1,365,550
First Defiance Financial Corp.	15,900	610,719

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Flagstar Bancorp, Inc.*	222,770	$4,780,644
HomeStreet, Inc.*	182,000	3,787,420
Meta Financial Group, Inc.	34,300	1,564,080
PennyMac Financial Services, Inc. (Class A Stock)*	138,600	1,629,936
Provident Financial Services, Inc.	27,000	545,130
United Community Financial Corp.	41,200	241,844
Walker & Dunlop, Inc.*	131,000	3,179,370
WSFS Financial Corp.	5,500	178,860

		18,554,059

Water Utilities — 0.3%
American States Water Co.	31,200	1,228,032
Artesian Resources Corp. (Class A Stock)	6,600	184,536
California Water Service Group	24,600	657,312
Consolidated Water Co., Ltd. (Cayman Islands)	27,200	331,024

		2,400,904

TOTAL COMMON STOCKS (cost $851,339,862)		892,574,226

TOTAL LONG-TERM INVESTMENTS (cost $851,339,862)		892,574,226

SHORT-TERM INVESTMENT — 12.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $116,572,560; includes $85,955,193 of cash collateral for securities on loan)(b)(w)	116,572,560	116,572,560

TOTAL INVESTMENTS — 109.0% (cost $967,912,422)		1,009,146,786
Liabilities in excess of other assets(z) — (9.0)%		(82,899,457)

NET ASSETS — 100.0%		$926,247,329

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,014,157; cash collateral of $85,955,193 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
Long Position:
197	Russell 2000 Mini Index	Jun. 2016	$21,147,335	$21,859,120	$711,785

(1)  Cash of $1,137,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

(2)  The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,170,943	$—	$—
Air Freight & Logistics	3,026,532	—	—
Airlines	5,277,454	—	—
Auto Components	14,633,853	—	—
Banks	132,455,396	—	—
Biotechnology	4,152,283	—	—
Building Products	1,441,776	—	—
Capital Markets	12,722,293	—	—
Chemicals	15,852,861	—	—
Commercial Services & Supplies	33,795,797	—	—
Communications Equipment	12,249,269	—	—
Construction & Engineering	10,924,673	—	—
Consumer Finance	8,668,661	—	—
Containers & Packaging	8,163,520	—	—
Diversified Consumer Services	919,770	—	—
Diversified Financial Services	164,656	—	—
Diversified Telecommunication Services	7,742,443	—	—
Electric Utilities	37,158,848	—	—
Electrical Equipment	16,128,208	—	—
Electronic Equipment, Instruments & Components	24,631,819	—	—
Energy Equipment & Services	10,222,097	—	—
Food & Staples Retailing	6,286,593	—	—
Food Products	25,970,787	—	—
Gas Utilities	10,694,696	—	—
Health Care Equipment & Supplies	11,685,117	—	—
Health Care Providers & Services	22,262,699	—	—
Hotels, Restaurants & Leisure	569,312	—	—
Household Durables	5,171,132	—	—
Household Products	3,846,069	—	—
Independent Power & Renewable Electricity Producers	10,844,679	—	—
Insurance	48,984,459	—	—
Internet & Catalog Retail	848,728	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$5,434,440	$—	$—
IT Services	8,573,725	—	—
Leisure Products	4,190,631	—	—
Life Sciences Tools & Services	9,707,457	—	—
Machinery	32,353,421	—	—
Media	2,406,698	—	—
Metals & Mining	8,307,681	—	—
Multi-Utilities	4,537,515	—	—
Oil, Gas & Consumable Fuels	24,167,041	—	—
Paper & Forest Products	3,423,940	—	—
Pharmaceuticals	3,064,526	—	—
Professional Services	24,470,258	—	—
Real Estate Investment Trusts (REITs)	104,522,866	—	—
Real Estate Management & Development	1,463,532	—	—
Road & Rail	5,935,071	—	—
Semiconductors & Semiconductor Equipment	26,259,534	—	—
Software	26,908,692	—	—
Specialty Retail	35,988,925	—	—
Technology Hardware, Storage & Peripherals	4,398,628	—	—
Textiles, Apparel & Luxury Goods	5,837,259	—	—
Thrifts & Mortgage Finance	18,554,059	—	—
Water Utilities	2,400,904	—	—
Affiliated Mutual Fund	116,572,560	—	—
Other Financial Instruments*
Futures	711,785	—	—

Total	$1,009,858,571	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 53.9%
Aerospace & Defense — 1.0%
Boeing Co. (The)(a)	419,500	$53,251,330
DigitalGlobe, Inc.*	72,360	1,251,828
HEICO Corp. (Class A Stock)	62,397	2,970,097
Honeywell International, Inc.	153,000	17,143,650
Northrop Grumman Corp.(a)	57,400	11,359,460
Rockwell Collins, Inc.(a)	120,900	11,148,189
Rolls-Royce Holdings PLC (United Kingdom), SGMX*	1,163,203	11,368,312
Textron, Inc.	551,800	20,118,628
TransDigm Group, Inc.*(a)	1,400	308,476
Triumph Group, Inc.	24,800	780,704

		129,700,674

Air Freight & Logistics — 0.2%
FedEx Corp.	127,600	20,763,072
XPO Logistics, Inc.*(a)	67,200	2,063,040

		22,826,112

Airlines — 0.5%
Alaska Air Group, Inc.	29,600	2,427,792
Allegiant Travel Co.	13,400	2,386,004
American Airlines Group, Inc.	665,800	27,304,458
Delta Air Lines, Inc.	460,400	22,412,272
United Continental Holdings, Inc.*	241,800	14,474,148

		69,004,674

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)(a)	171,300	6,447,706
Autoliv, Inc. (Sweden)	64,304	7,646,756
Gentherm, Inc.*	59,100	2,457,969
GKN PLC (United Kingdom)	3,557,349	14,728,618
Johnson Controls, Inc.	372,200	14,504,634
Koito Manufacturing Co. Ltd. (Japan)	85,500	3,871,513
Sumitomo Rubber Industries Ltd. (Japan)	534,100	8,252,504

		57,909,700

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	110,187	10,115,825
Harley-Davidson, Inc.(a)	367,000	18,838,110
Honda Motor Co. Ltd. (Japan)	695,100	19,004,798
Mitsubishi Motors Corp. (Japan)	837,800	6,254,112
Suzuki Motor Corp. (Japan)	407,600	10,898,685
Tesla Motors, Inc.*(a)	46,160	10,606,183
Toyota Motor Corp. (Japan)	313,100	16,605,386

		92,323,099

Banks — 3.5%
Ameris Bancorp	40,800	1,206,864
Australia & New Zealand Banking Group Ltd. (Australia)	1,176,974	21,098,916
Bank of America Corp.	1,758,891	23,780,206
BankUnited, Inc.	94,700	3,261,468
Barclays PLC (United Kingdom), ADR	556,506	4,797,082
BNC Bancorp	48,000	1,013,760
BNP Paribas SA (France)	413,872	20,793,218
Bridge Bancorp, Inc.	4,700	143,209
Citigroup, Inc.	1,493,431	62,350,744
Commerzbank AG (Germany)*	525,279	4,557,623
Danske Bank A/S (Denmark)	450,100	12,702,030
DBS Group Holdings Ltd. (Singapore)	1,388,662	15,819,601
DNB ASA (Norway)	1,677,866	19,812,734

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Fifth Third Bancorp	609,300	$10,169,217
First Niagara Financial Group, Inc.	256,000	2,478,080
Hilltop Holdings, Inc.*	74,800	1,412,224
Home BancShares, Inc.(a)	72,668	2,975,755
ING Groep NV (Netherlands), CVA	1,687,530	20,194,416
Intesa Sanpaolo SpA (Italy)	6,794,010	18,785,587
JPMorgan Chase & Co.	1,062,468	62,919,355
Lloyds Banking Group PLC (United Kingdom)	16,150,375	15,730,390
M&T Bank Corp.	27,300	3,030,300
National Bank Holdings Corp. (Class A Stock)	42,300	862,497
National Bank of Canada (Canada)(a)	442,100	14,463,776
Nordea Bank AB (Sweden)	1,695,921	16,267,113
Popular, Inc. (Puerto Rico)	63,000	1,802,430
Prosperity Bancshares, Inc.(a)	32,710	1,517,417
Royal Bank of Scotland Group PLC (United Kingdom)*	1,966,237	6,269,734
Standard Chartered PLC (United Kingdom)	836,356	5,656,266
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,705,810	13,776,169
SVB Financial Group*	25,400	2,592,070
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,396,868	17,720,834
Swedbank AB (Sweden) (Class A Stock)	541,602	11,631,722
Texas Capital Bancshares, Inc.*(a)	38,400	1,473,792
Towne Bank/Portsmouth VA	65,400	1,255,026
United Overseas Bank Ltd. (Singapore)	788,600	11,030,935
Webster Financial Corp.	17,800	639,020
Wells Fargo & Co.	816,508	39,486,327
Westamerica Bancorporation(a)	8,000	389,680
Western Alliance Bancorp*	90,200	3,010,876

		478,878,463

Beverages — 1.0%
Coca-Cola Co. (The)	723,400	33,558,526
Diageo PLC (United Kingdom)	644,650	17,382,323
Kirin Holdings Co. Ltd. (Japan)	697,000	9,764,061
Molson Coors Brewing Co. (Class B Stock)	119,400	11,483,892
PepsiCo, Inc.	595,746	61,052,050

		133,240,852

Biotechnology — 1.2%
AbbVie, Inc.	141,900	8,105,328
Acceleron Pharma, Inc.*	82,000	2,163,980
Alexion Pharmaceuticals, Inc.*	153,200	21,328,504
Alnylam Pharmaceuticals, Inc.*	33,100	2,077,687
Amgen, Inc.	162,500	24,363,625
Baxalta, Inc.	303,900	12,277,560
Biogen, Inc.*	51,200	13,328,384
BioMarin Pharmaceutical, Inc.*	38,500	3,175,480
Celgene Corp.*	90,000	9,008,100
CSL Ltd. (Australia)	130,732	10,159,343
Exelixis, Inc.*(a)	327,100	1,308,400
Gilead Sciences, Inc.	279,996	25,720,433
Incyte Corp.*	97,700	7,080,319
Insmed, Inc.*	4,000	50,680
Ionis Pharmaceuticals, Inc.*(a)	57,900	2,344,950
Neurocrine Biosciences, Inc.*(a)	59,000	2,333,450
Regeneron Pharmaceuticals, Inc.*	29,900	10,777,156

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	133,167	$10,585,445

		166,188,824

Building Products — 0.1%
A.O. Smith Corp.	21,900	1,671,189
Allegion PLC(a)	165,900	10,569,489
Kingspan Group PLC (Ireland)	7,959	211,471
Quanex Building Products Corp.	66,500	1,154,440

		13,606,589

Capital Markets — 1.3%
Ameriprise Financial, Inc.	191,955	18,045,690
Bank of New York Mellon Corp. (The)	541,100	19,928,713
BlackRock, Inc.(a)	39,500	13,452,515
Close Brothers Group PLC (United Kingdom)	145,348	2,629,132
Credit Suisse Group AG (Switzerland)*	347,344	4,905,176
Deutsche Bank AG (Germany)	150,534	2,555,649
E*TRADE Financial Corp.*	421,800	10,329,882
Financial Engines, Inc.(a)	72,800	2,288,104
GAM Holding AG (Switzerland)*	610,322	8,818,612
Goldman Sachs Group, Inc. (The)	9,400	1,475,612
Legg Mason, Inc.	67,400	2,337,432
Macquarie Group Ltd. (Australia)	245,658	12,433,738
Morgan Stanley	807,100	20,185,571
Northern Trust Corp.	193,000	12,577,810
Och-Ziff Capital Management Group LLC (Class A Stock)	338,700	1,473,345
State Street Corp.	388,500	22,735,020
TD Ameritrade Holding Corp.	368,800	11,628,264
Waddell & Reed Financial, Inc. (Class A Stock)	93,700	2,205,698

		170,005,963

Chemicals — 1.3%
Agrium, Inc. (Canada)(a)	9,200	812,268
Air Products & Chemicals, Inc.	137,300	19,778,065
Airgas, Inc.	59,301	8,399,394
Asahi Kasei Corp. (Japan)	1,469,000	9,921,198
Ashland, Inc.	169,200	18,605,232
BASF SE (Germany)	162,234	12,199,301
Cabot Corp.	20,700	1,000,431
Celanese Corp. (Class A Stock)	216,200	14,161,100
CF Industries Holdings, Inc.	149,700	4,691,598
Covestro AG (Germany)*	191,597	7,157,353
Croda International PLC (United Kingdom)	10,966	477,489
Dow Chemical Co. (The)	5,700	289,902
E.I. du Pont de Nemours & Co.	458,000	29,000,560
Flotek Industries, Inc.*(a)	153,300	1,123,689
International Flavors & Fragrances, Inc.(a)	2,500	284,425
Johnson Matthey PLC (United Kingdom)	13,632	535,879
KMG Chemicals, Inc.	23,300	537,531
Methanex Corp. (Canada)	10,200	327,624
Minerals Technologies, Inc.(a)	35,000	1,989,750
Monsanto Co.	116,600	10,230,484
PolyOne Corp.	11,300	341,825
PPG Industries, Inc.	8,700	969,963
Praxair, Inc.	5,000	572,250
RPM International, Inc.	278,100	13,162,473
Senomyx, Inc.*(a)	189,500	492,700
Sherwin-Williams Co. (The)	1,000	284,670

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Syngenta AG (Switzerland), ADR	42,600	$3,528,132
Tosoh Corp. (Japan)	447,000	1,877,212
Umicore SA (Belgium)	292,648	14,527,092
Victrex PLC (United Kingdom)	42,369	1,001,184

		178,280,774

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	294,340	1,324,530
Clean Harbors, Inc.*	18,600	917,724
Mobile Mini, Inc.(a)	31,650	1,045,083
Rollins, Inc.	46,600	1,263,792
Tyco International PLC	577,500	21,200,025
Waste Connections, Inc.(a)	105,400	6,807,786

		32,558,940

Communications Equipment — 0.5%
Cisco Systems, Inc.	1,770,394	50,403,117
Finisar Corp.*	102,137	1,862,979
Harris Corp.	80,600	6,275,516
Palo Alto Networks, Inc.*	20,700	3,376,998
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,128,955	11,303,895

		73,222,505

Construction & Engineering
Aegion Corp.*	60,600	1,278,054

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	73,000	11,644,230
Siam Cement PCL (The) (Thailand)	10,650	140,897
Sumitomo Osaka Cement Co. Ltd. (Japan)	85,000	333,887
Vulcan Materials Co.	161,500	17,049,555

		29,168,569

Consumer Finance — 0.1%
Ally Financial, Inc.*	161,100	3,015,792
American Express Co.	79,100	4,856,740
Credit Saison Co. Ltd. (Japan)(a)	508,300	8,842,248

		16,714,780

Containers & Packaging — 0.2%
Avery Dennison Corp.	7,100	511,981
Ball Corp.(a)	125,400	8,939,766
Bemis Co., Inc.	11,500	595,470
BillerudKorsnas AB (Sweden)	27,013	440,971
International Paper Co.	196,300	8,056,152
Myers Industries, Inc.	111,400	1,432,604
Orora Ltd. (Australia)	60,379	115,574
Vidrala SA (Spain)	7,343	432,403
WestRock Co.	30,190	1,178,316

		21,703,237

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	45,742	677,439
Houghton Mifflin Harcourt Co.*	75,900	1,513,446
ServiceMaster Global Holdings, Inc.*	19,000	715,920
Silver Run Acquisition Corp.*	22,659	234,521

		3,141,326

Diversified Financial Services — 0.8%
African Bank Investments Ltd. (South Africa)*^(g)	295,568	—

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*(a)	163,998	$23,268,036
CBOE Holdings, Inc.	34,700	2,266,951
Challenger Ltd. (Australia)	1,889,223	12,123,682
CME Group, Inc.	184,000	17,673,200
FactSet Research Systems, Inc.	20,200	3,060,906
Intercontinental Exchange, Inc.	74,140	17,433,280
London Stock Exchange Group PLC (United Kingdom)	143,826	5,809,866
McGraw Hill Financial, Inc.	91,500	9,056,670
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,772,800	7,772,546
MSCI, Inc.	31,400	2,326,112

		100,791,249

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,005,315	39,378,189
KT Corp. (South Korea)	327,629	8,511,397
Nippon Telegraph & Telephone Corp. (Japan)	775,600	33,503,988
SBA Communications Corp. (Class A Stock)*	32,900	3,295,593
Telecom Italia SpA (Italy)	7,722,487	6,758,470
Telefonica Deutschland Holding AG (Germany)	2,106,409	11,386,809
Telefonica SA (Spain)*	1,106,506	12,367,023
Telstra Corp. Ltd. (Australia)	1,075,035	4,387,179
Verizon Communications, Inc.	821,500	44,426,720

		164,015,368

Electric Utilities — 0.7%
Cleco Corp.	6,800	375,428
Edison International	462,000	33,213,180
Entergy Corp.	44,600	3,535,888
Exelon Corp.	656,900	23,556,434
Great Plains Energy, Inc.	71,100	2,292,975
OGE Energy Corp.	97,800	2,800,014
PNM Resources, Inc.(a)	66,900	2,255,868
Portland General Electric Co.	27,300	1,078,077
SSE PLC (United Kingdom)	499,300	10,685,128
Xcel Energy, Inc.	244,500	10,224,990

		90,017,982

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	548,241	10,680,455
Babcock & Wilcox Enterprises, Inc.*	53,275	1,140,085
Eaton Corp. PLC	133,900	8,376,784
Legrand SA (France)	252,435	14,109,638
Mitsubishi Electric Corp. (Japan)(a)	2,333,000	24,445,006
Sensata Technologies Holding NV*	238,600	9,267,224

		68,019,192

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	113,200	6,545,224
AVX Corp.	106,918	1,343,959
Belden, Inc.	19,750	1,212,255
Control4 Corp.*	84,500	672,620
FEI Co.(a)	25,600	2,278,656
Hamamatsu Photonics KK (Japan)	204,600	5,638,581
Keysight Technologies, Inc.*	218,700	6,066,738

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd. (Switzerland)	240,300	$14,879,376

		38,637,409

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	170,534	546,277
Baker Hughes, Inc.	181,900	7,972,677
Cameron International Corp.*	106,100	7,114,005
China Oilfield Services Ltd. (China) (Class H Stock)	1,518,000	1,189,346
Dril-Quip, Inc.*	10,600	641,936
Exterran Corp.*	84,450	1,305,597
FMC Technologies, Inc.*	151,100	4,134,096
Halliburton Co.	398,100	14,220,132
Helix Energy Solutions Group, Inc.*	18,500	103,600
John Wood Group PLC (United Kingdom)	42,022	370,054
Oceaneering International, Inc.	16,400	545,136
RPC, Inc.(a)	36,500	517,570
SBM Offshore NV (Netherlands)*	42,850	544,297
Schlumberger Ltd.	6,200	457,250
Technip SA (France)	7,156	396,581
Tenaris SA (Luxembourg)	26,550	329,427
Tesco Corp.	117,060	1,007,887
WorleyParsons Ltd. (Australia)(a)	895,786	3,700,248

		45,096,116

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.(a)	18,800	2,130,416
Costco Wholesale Corp.	162,600	25,622,508
CVS Health Corp.	176,276	18,285,109
Seven & I Holdings Co. Ltd. (Japan)	271,700	11,576,507
Sysco Corp.	95,700	4,472,061
Tesco PLC (United Kingdom)*	3,193,159	8,769,937
Walgreens Boots Alliance, Inc.	244,600	20,605,104
Wal-Mart Stores, Inc.	307,600	21,067,524

		112,529,166

Food Products — 1.3%
Blue Buffalo Pet Products, Inc.*(a)	56,000	1,436,960
Bunge Ltd.	145,900	8,268,153
ConAgra Foods, Inc.	424,200	18,927,804
Flowers Foods, Inc.(a)	137,700	2,541,942
Hershey Co. (The)	55,900	5,147,831
Ingredion, Inc.	15,600	1,665,924
Kellogg Co.	7,400	566,470
Kraft Heinz Co. (The)	296,400	23,285,184
McCormick & Co., Inc.(a)	76,200	7,580,376
Mead Johnson Nutrition Co.	67,300	5,718,481
Mondelez International, Inc. (Class A Stock)	677,685	27,188,722
Nestle SA (Switzerland)	707,703	52,809,342
Pinnacle Foods, Inc.	31,800	1,420,824
Post Holdings, Inc.*(a)	15,700	1,079,689
Tyson Foods, Inc. (Class A Stock)	134,900	8,992,434
Wilmar International Ltd. (Singapore)	4,467,400	11,140,151

		177,770,287

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	112,700	8,369,102
Chesapeake Utilities Corp.	24,820	1,562,915
ONE Gas, Inc.(a)	35,200	2,150,720

		12,082,737

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	428,500	$17,924,155
Align Technology, Inc.*	16,500	1,199,385
Atrion Corp.	1,600	632,576
Becton, Dickinson and Co.(a)	117,059	17,771,897
Elekta AB (Sweden) (Class B Stock)(a)	738,647	5,513,173
GenMark Diagnostics, Inc.*	220,100	1,159,927
GN Store Nord A/S (Denmark)(a)	495,738	10,350,302
Halyard Health, Inc.*	17,300	497,029
HeartWare International, Inc.*(a)	42,800	1,344,776
Hologic, Inc.*	69,200	2,387,400
IDEXX Laboratories, Inc.*	7,700	603,064
Intuitive Surgical, Inc.*	33,800	20,315,490
Medtronic PLC	309,089	23,181,675
Sonova Holding AG (Switzerland)	31,234	3,986,234
St. Jude Medical, Inc.	21,400	1,177,000
Stryker Corp.	174,900	18,765,021
Teleflex, Inc.(a)	10,800	1,695,708
West Pharmaceutical Services, Inc.(a)	22,400	1,552,768

		130,057,580

Health Care Providers & Services — 1.3%
Aetna, Inc.	149,000	16,740,150
Anthem, Inc.	114,300	15,886,557
Cigna Corp.	34,000	4,666,160
DaVita HealthCare Partners, Inc.*	146,000	10,713,480
Diplomat Pharmacy, Inc.*	45,700	1,252,180
Fresenius SE & Co. KGaA (Germany)	345,682	25,197,688
HCA Holdings, Inc.*	114,600	8,944,530
Humana, Inc.	83,700	15,312,915
McKesson Corp.	120,105	18,886,511
Miraca Holdings, Inc. (Japan)	193,500	7,943,620
Team Health Holdings, Inc.*(a)	59,700	2,496,057
UnitedHealth Group, Inc.(a)	296,300	38,193,070
Universal Health Services, Inc. (Class B Stock)	48,100	5,999,032
WellCare Health Plans, Inc.*(a)	22,300	2,068,325

		174,300,275

Health Care Technology
athenahealth, Inc.*(a)	14,500	2,012,310
Veeva Systems, Inc. (Class A Stock)*(a)	103,300	2,586,632

		4,598,942

Hotels, Restaurants & Leisure — 0.9%
Bloomin’ Brands, Inc.	95,000	1,602,650
Chipotle Mexican Grill, Inc.*(a)	13,937	6,563,909
Choice Hotels International, Inc.	27,400	1,480,970
Compass Group PLC (United Kingdom)	1,022,786	18,030,009
Del Frisco’s Restaurant Group, Inc.*	75,500	1,251,790
Fiesta Restaurant Group, Inc.*	15,900	521,202
Hilton Worldwide Holdings, Inc.	602,282	13,563,391
Las Vegas Sands Corp.(a)	78,600	4,062,048
Lindblad Expeditions Holdings, Inc.*	81,382	808,937
McDonald’s Corp.	164,200	20,636,656
MGM Resorts International*	326,431	6,998,681
Norwegian Cruise Line Holdings Ltd.*	104,100	5,755,689
Red Robin Gourmet Burgers, Inc.*	8,500	547,995
Royal Caribbean Cruises Ltd.(a)	70,100	5,758,715
Starbucks Corp.	534,900	31,933,530
Wynn Macau Ltd. (Macau)*	2,356,400	3,643,968

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	30,500	$2,496,425

		125,656,565

Household Durables — 0.3%
iRobot Corp.*	52,000	1,835,600
Lennar Corp. (Class A Stock)(a)	100,000	4,836,000
Meritage Homes Corp.*	35,200	1,283,392
Panasonic Corp. (Japan)	1,012,400	9,169,073
Persimmon PLC (United Kingdom)	503,479	15,044,533
PulteGroup, Inc.	202,500	3,788,775
Sony Corp. (Japan)	221,300	5,689,876
Tempur Sealy International, Inc.*	11,800	717,322
TRI Pointe Group, Inc.*	207,600	2,445,528

		44,810,099

Household Products — 0.5%
Colgate-Palmolive Co.	162,500	11,480,625
Energizer Holdings, Inc.	46,400	1,879,664
Procter & Gamble Co. (The)	572,855	47,151,695

		60,511,984

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	536,700	6,982,467

Industrial Conglomerates — 1.4%
CK Hutchison Holdings Ltd. (Hong Kong)	1,449,193	18,827,977
Danaher Corp.	443,700	42,089,382
DCC PLC (United Kingdom)	184,112	16,237,328
Fosun International Ltd. (China)	207,500	295,638
General Electric Co.(a)	1,951,700	62,044,543
Koninklijke Philips NV (Netherlands)	578,798	16,486,127
Roper Technologies, Inc.	53,200	9,723,364
Sembcorp Industries Ltd. (Singapore)	1,300,911	2,911,608
Siemens AG (Germany)	199,764	21,127,233

		189,743,200

Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	2,343,000	13,317,667
Allianz SE (Germany)	80,480	13,070,390
American International Group, Inc.	371,000	20,052,550
Aviva PLC (United Kingdom)	2,169,250	14,163,951
AXA SA (France)	1,162,334	27,255,295
CHUBB Ltd.	101,527	12,096,942
CNA Financial Corp.	379,884	12,224,667
Direct Line Insurance Group PLC (United Kingdom)	2,626,433	13,931,087
First American Financial Corp.	74,200	2,827,762
FNF Group	167,800	5,688,420
Infinity Property & Casualty Corp.	14,500	1,167,250
Kemper Corp.	33,500	990,595
Loews Corp.	522,200	19,979,372
Marsh & McLennan Cos., Inc.	393,600	23,926,944
MetLife, Inc.	368,970	16,212,542
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	77,411	15,710,154
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,831,000	8,786,562
Prudential PLC (United Kingdom)	822,608	15,307,425
QBE Insurance Group Ltd. (Australia)	446,108	3,727,987
RSA Insurance Group PLC (United Kingdom)	2,185,356	14,892,960

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Sentry Holdings (United Kingdom) (Class A Stock)*^	143	$92
Sony Financial Holdings, Inc. (Japan)	118,400	1,513,935
State Auto Financial Corp.	82,300	1,815,538
Storebrand ASA (Norway)*	2,015,873	7,852,427
Sun Life Financial, Inc. (Canada)	536,900	17,321,355
Tokio Marine Holdings, Inc. (Japan)	413,600	13,974,690
White Mountains Insurance Group Ltd.	3,300	2,648,580
Willis Towers Watson PLC(a)	134,382	15,945,768
XL Group PLC (Ireland)	627,647	23,097,410

		339,500,317

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	150,400	89,283,456
Etsy, Inc.*	106,700	928,290
Netflix, Inc.*	59,109	6,042,713
Priceline Group, Inc. (The)*	32,510	41,904,090

		138,158,549

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*	21,900	1,216,983
Alibaba Group Holding Ltd. (China), ADR*(a)	114,474	9,046,880
Alphabet, Inc. (Class C Stock)*	91,728	68,332,774
Alphabet, Inc. (Class A Stock)*	73,950	56,416,455
Angie’s List, Inc.*	196,500	1,585,755
Baidu, Inc. (China), ADR*	53,600	10,231,168
Cornerstone OnDemand, Inc.*	31,700	1,038,809
Demandware, Inc.*	22,000	860,200
Endurance International Group Holdings, Inc.*(a)	51,100	538,083
Facebook, Inc. (Class A Stock)*	682,000	77,816,200
Five9, Inc.*	164,600	1,463,294
Kakaku.com, Inc. (Japan)	339,800	6,300,304
LinkedIn Corp. (Class A Stock)*	45,000	5,145,750
Marketo, Inc.*	2,260	44,228
NAVER Corp. (South Korea)	7,803	4,348,377
OPOWER, Inc.*(a)	89,000	606,090
Pandora Media, Inc.*(a)	132,200	1,183,190
Rackspace Hosting, Inc.*	34,700	749,173
Shutterstock, Inc.*(a)	51,900	1,906,287
SPS Commerce, Inc.*	21,200	910,328
Tencent Holdings Ltd. (China)	536,200	10,962,270
Twitter, Inc.*	45,900	759,645
VeriSign, Inc.*(a)	107,013	9,474,931
Xactly Corp.*	36,200	247,970
Yahoo! Japan Corp. (Japan)(a)	3,478,600	14,805,740
Yahoo!, Inc.*	421,700	15,522,777
Zillow Group, Inc. (Class C Stock)*(a)	50,200	1,191,246
Zillow Group, Inc. (Class A Stock)*(a)	39,900	1,019,445

		303,724,352

IT Services — 1.6%
Accenture PLC (Class A Stock)	180,900	20,875,860
Automatic Data Processing, Inc.(a)	182,500	16,372,075
Black Knight Financial Services, Inc. (Class A Stock)*	5,600	173,768
Blackhawk Network Holdings, Inc.*	63,200	2,167,760
Cognizant Technology Solutions Corp. (Class A Stock)*	158,000	9,906,600
CoreLogic, Inc.*	50,400	1,748,880

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	176,300	$11,161,553
Global Payments, Inc.	48,500	3,167,050
Infosys Ltd. (India), ADR(a)	670,100	12,745,302
International Business Machines Corp.	155,050	23,482,323
Jack Henry & Associates, Inc.	19,010	1,607,676
MasterCard, Inc. (Class A Stock)	565,400	53,430,300
PayPal Holdings, Inc.*	672,800	25,970,080
Vantiv, Inc. (Class A Stock)*	37,600	2,025,888
Visa, Inc. (Class A Stock)(a)	487,700	37,299,296

		222,134,411

Leisure Products — 0.1%
Mattel, Inc.(a)	463,198	15,572,717

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	242,800	9,675,580
Bruker Corp.	29,500	826,000
Thermo Fisher Scientific, Inc.(a)	138,300	19,581,897

		30,083,477

Machinery — 0.8%
Aalberts Industries NV (Netherlands)	15,065	521,691
Chart Industries, Inc.*	31,900	692,868
CLARCOR, Inc.	64,500	3,727,455
Cummins, Inc.(a)	99,200	10,906,048
EnPro Industries, Inc.	23,600	1,361,248
Flowserve Corp.(a)	406,700	18,061,547
Graco, Inc.(a)	19,600	1,645,616
Greenbrier Cos., Inc. (The)(a)	41,500	1,147,060
Harsco Corp.	205,600	1,120,520
Hillenbrand, Inc.	66,900	2,003,655
Illinois Tool Works, Inc.	161,400	16,533,816
Manitowoc Co., Inc. (The)(a)	105,000	454,650
Manitowoc Foodservice, Inc.*(a)	105,000	1,547,700
Pentair PLC (United Kingdom)(a)	298,700	16,207,462
RBC Bearings, Inc.*	15,300	1,120,878
Sandvik AB (Sweden)	63,688	657,767
SMC Corp. (Japan)	28,300	6,557,905
SPX FLOW, Inc.*	17,400	436,392
Stanley Black & Decker, Inc.	55,700	5,860,197
Sun Hydraulics Corp.	30,000	995,700
THK Co. Ltd. (Japan)(a)	526,500	9,691,977
Valmont Industries, Inc.	15,500	1,919,520
Wabtec Corp.	26,600	2,109,114
Watts Water Technologies, Inc. (Class A Stock)(a)	9,900	545,787

		105,826,573

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	8,952	11,736,352
Kirby Corp.*(a)	38,500	2,321,165
Nippon Yusen KK (Japan)	1,688,000	3,254,992

		17,312,509

Media — 1.6%
Cable One, Inc.	2,400	1,049,112
Charter Communications, Inc. (Class A Stock)*(a)	8,900	1,801,627
Comcast Corp. (Class A Stock)	780,000	47,642,400
CyberAgent, Inc. (Japan)	150,100	6,977,995
DISH Network Corp. (Class A Stock)*	46,200	2,137,212

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Eutelsat Communications SA (France)	536,809	$17,312,817
Informa PLC (United Kingdom)	503,778	5,013,394
Liberty Global PLC (United Kingdom) (Class A Stock)*	342,269	13,177,357
Liberty Global PLC (United Kingdom) (Class C Stock)*	113,232	4,252,994
Sky PLC (United Kingdom)	1,231,332	18,093,814
Time Warner Cable, Inc.	64,190	13,134,558
Time Warner, Inc.	108,200	7,849,910
Twenty-First Century Fox, Inc. (Class A Stock)	330,100	9,203,188
Walt Disney Co. (The)	338,000	33,566,780
WPP PLC (United Kingdom)	1,525,395	35,504,247

		216,717,405

Metals & Mining — 1.0%
Acerinox SA (Spain)(a)	397,686	4,594,230
Agnico Eagle Mines Ltd. (Canada)	81,300	2,941,511
Agnico Eagle Mines Ltd. (Canada)(a)	59,400	2,147,904
Alcoa, Inc.(a)	814,400	7,801,952
Alrosa AO (Russia)	339,797	351,797
Antofagasta PLC (Chile)	669,161	4,497,085
APERAM SA (Luxembourg)	13,185	502,336
ArcelorMittal (Luxembourg), AEX(a)	315,333	1,422,590
Aurubis AG (Germany)	5,981	297,199
Barrick Gold Corp. (Canada)	290,400	3,943,632
BHP Billiton Ltd. (Australia)	665,685	8,601,830
BHP Billiton PLC (Australia)	959,457	10,744,321
Carpenter Technology Corp.(a)	59,100	2,022,993
Centamin PLC (United Kingdom)	1,097,311	1,391,022
Cia de Minas Buenaventura SAA (Peru), ADR*(a)	208,300	1,533,088
Commercial Metals Co.	39,300	666,921
Constellium NV (Netherlands) (Class A Stock)*	74,200	385,098
Eldorado Gold Corp. (Canada)	193,500	611,460
Franco-Nevada Corp. (Canada), NYSE	54,600	3,351,348
Franco-Nevada Corp. (Canada), TSX	80,700	4,956,021
Freeport-McMoRan, Inc.(a)	157,740	1,631,032
Fresnillo PLC (Mexico)	195,618	2,671,494
Glencore PLC (Switzerland)*	1,872,287	4,209,752
Goldcorp, Inc. (Canada)	273,460	4,438,256
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	635,500	1,533,102
Haynes International, Inc.	12,900	470,850
Hindalco Industries Ltd. (India)	204,202	270,528
Hitachi Metals Ltd. (Japan)	66,000	680,613
Hyundai Steel Co. (South Korea)	16,633	808,194
JFE Holdings, Inc. (Japan)	48,400	650,022
Kobe Steel Ltd. (Japan)	450,500	395,961
Korea Zinc Co. Ltd. (South Korea)	2,541	1,070,862
Maruichi Steel Tube Ltd. (Japan)	14,700	402,616
Mitsubishi Materials Corp. (Japan)(a)	264,000	744,837
MMC Norilsk Nickel PJSC (Russia), ADR	94,522	1,226,896
New Gold, Inc. (Canada)*	273,400	1,020,974
Newmont Mining Corp.	118,480	3,149,198
Nippon Steel & Sumitomo Metal Corp. (Japan)	66,500	1,274,916
Nucor Corp.	189,100	8,944,430
OceanaGold Corp. (Australia)	419,200	1,152,296
Orocobre Ltd. (Australia)*	62,358	139,050

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Osisko Gold Royalties Ltd. (Canada)	90,740	$969,058
Petra Diamonds Ltd. (South Africa)	891,455	1,347,566
POSCO (South Korea)	7,387	1,409,130
Randgold Resources Ltd. (United Kingdom)	49,563	4,509,369
Rio Tinto Ltd. (United Kingdom)	227,382	7,403,844
Rio Tinto PLC (United Kingdom)	209,046	5,859,683
Sanyo Special Steel Co. Ltd. (Japan)	59,000	268,726
Silver Wheaton Corp. (Canada), NYSE(a)	188,000	3,117,040
South32 Ltd. (Australia), ASX*	7,297,558	8,188,922
Southern Copper Corp. (Peru)(a)	60,960	1,689,202
Steel Dynamics, Inc.	73,700	1,658,987
Teck Resources Ltd. (Canada) (Class B Stock)(a)	79,200	602,712
ThyssenKrupp AG (Germany)	68,361	1,415,915
Vale SA (Brazil), ADR(a)	387,900	1,633,059
Voestalpine AG (Austria)	26,094	870,324
Western Areas Ltd. (Australia)	92,546	153,810
Worthington Industries, Inc.	11,500	409,860

		141,157,424

Multiline Retail — 0.2%
Dollar General Corp.	168,100	14,389,360
Lojas Renner SA (Brazil)	927,800	5,382,589
Marks & Spencer Group PLC (United Kingdom)	1,489,061	8,677,246

		28,449,195

Multi-Utilities — 0.9%
DTE Energy Co.	156,300	14,170,158
E.ON SE (Germany)	605,069	5,785,662
Engie SA (France)	941,770	14,591,452
National Grid PLC (United Kingdom)	1,609,812	22,777,739
NiSource, Inc.	1,025,568	24,162,382
PG&E Corp.	659,612	39,392,029
WEC Energy Group, Inc.	5,085	305,456

		121,184,878

Oil & Gas Exploration & Production
Advantage Oil & Gas Ltd. (Canada)*	17,700	97,171
Seven Generations Energy Ltd. (Canada) (Class A Stock)*^	4,564	66,354

		163,525

Oil, Gas & Consumable Fuels — 2.6%
Apache Corp.(a)	165,400	8,073,174
ARC Resources Ltd. (Canada)	14,600	212,353
Beach Energy Ltd. (Australia)	3,810,154	1,916,882
Cameco Corp. (Canada)	34,000	436,560
Canadian Natural Resources Ltd. (Canada)(a)	133,100	3,593,700
Cenovus Energy, Inc. (Canada)	36,800	478,860
Chevron Corp.	294,922	28,135,559
Cimarex Energy Co.(a)	75,621	7,355,655
Columbia Pipeline Group, Inc.	205,048	5,146,705
Concho Resources, Inc.*	137,700	13,913,208
Continental Resources, Inc.*(a)	174,700	5,303,892
Diamondback Energy, Inc.*(a)	40,700	3,141,226
EOG Resources, Inc.(a)	169,900	12,331,342
EQT Corp.	166,452	11,195,562
Exxon Mobil Corp.	1,182,212	98,821,101
Gulfport Energy Corp.*	27,300	773,682
Kelt Exploration Ltd. (Canada)*(a)	132,300	403,394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Koninklijke Vopak NV (Netherlands)	9,017	$448,460
Kosmos Energy LLC*	245,100	1,426,482
Lundin Petroleum AB (Sweden)*	26,700	451,319
Matador Resources Co.*(a)	129,300	2,451,528
Memorial Resource Development Corp.*	46,949	477,941
Noble Energy, Inc.	20,600	647,046
Occidental Petroleum Corp.	416,200	28,480,566
PDC Energy, Inc.*(a)	22,290	1,325,141
Phillips 66(a)	51,350	4,446,397
Pioneer Natural Resources Co.(a)	14,000	1,970,360
Raging River Exploration, Inc. (Canada)*	26,530	185,480
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	98,485	2,396,603
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	816,100	40,143,959
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	59,460	895,048
Spectra Energy Corp.	215,000	6,579,000
Statoil ASA (Norway)	906,710	14,161,322
Suncor Energy, Inc. (Canada)	33,000	917,730
Synergy Resources Corp.*(a)	201,000	1,561,770
Total SA (France)	377,242	17,165,055
Total SA (France), ADR	273,800	12,435,996
Tourmaline Oil Corp. (Canada)*	33,394	707,091
Valero Energy Corp.	247,100	15,848,994
Woodside Petroleum Ltd. (Australia)	29,631	592,731
WPX Energy, Inc.*	55,200	385,848

		357,334,722

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	759,764
Metsa Board OYJ (Finland)	25,572	170,940
Stora Enso OYJ (Finland) (Class R Stock)	1,124,916	10,050,722
West Fraser Timber Co. Ltd. (Canada)	11,700	469,441

		11,450,867

Personal Products — 0.5%
Edgewell Personal Care Co.	13,200	1,062,996
L’Oreal SA (France)	113,696	20,338,710
Unilever PLC (United Kingdom)	931,593	42,007,954

		63,409,660

Pharmaceuticals — 3.6%
Allergan PLC*	167,692	44,946,487
Astellas Pharma, Inc. (Japan)	1,746,000	23,203,483
Bayer AG (Germany)	337,600	39,560,158
Bristol-Myers Squibb Co.	783,700	50,062,756
Catalent, Inc.*(a)	33,680	898,246
Eli Lilly & Co.	392,200	28,242,322
GlaxoSmithKline PLC (United Kingdom), ADR	242,300	9,825,265
Johnson & Johnson	688,646	74,511,497
Mallinckrodt PLC*	260,500	15,963,440
Novartis AG (Switzerland)	506,634	36,655,950
Novo Nordisk A/S (Denmark) (Class B Stock)	198,650	10,757,611
Pacira Pharmaceuticals, Inc.*(a)	26,400	1,398,672
Pfizer, Inc.	1,559,874	46,234,665
Roche Holding AG (Switzerland)	149,794	36,780,461
Sanofi (France)	342,852	27,563,925
Shire PLC (Ireland), ADR(a)	116,800	20,077,920

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	256,200	$11,680,303
TherapeuticsMD, Inc.*(a)	161,400	1,032,960

		479,396,121

Professional Services — 0.1%
Advisory Board Co. (The)*	30,460	982,335
Equifax, Inc.	25,200	2,880,108
Exponent, Inc.	8,800	448,888
IHS, Inc. (Class A Stock)*	14,300	1,775,488
Recruit Holdings Co. Ltd. (Japan)(a)	181,600	5,537,106
TransUnion*	41,300	1,140,293
Verisk Analytics, Inc. (Class A Stock)*	7,900	631,368

		13,395,586

Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust	37,200	1,306,836
Alexandria Real Estate Equities, Inc.	11,200	1,017,968
American Campus Communities, Inc.	63,900	3,009,051
American Tower Corp.	214,035	21,910,763
AvalonBay Communities, Inc.(a)	130,900	24,897,180
Boston Properties, Inc.	31,600	4,015,728
Brookfield Canada Office Properties (Canada)	39,300	882,983
Camden Property Trust	24,200	2,034,978
Canadian Real Estate Investment Trust (Canada)	14,400	499,717
CapitaLand Mall Trust (Singapore)	801,700	1,242,435
Charter Hall Retail REIT (Australia)	177,861	625,121
Concentradora Fibra Danhos SA de CV (Mexico)	162,500	339,068
Corporate Office Properties Trust	31,100	816,064
Crown Castle International Corp.	134,694	11,651,031
DCT Industrial Trust, Inc.	36,675	1,447,562
Derwent London PLC (United Kingdom)	19,465	879,616
Digital Realty Trust, Inc.	21,000	1,858,290
Douglas Emmett, Inc.	117,700	3,543,947
Duke Realty Corp.	66,700	1,503,418
EastGroup Properties, Inc.	35,500	2,143,135
Equinix, Inc.	18,800	6,217,348
Equity Residential	55,000	4,126,650
Essex Property Trust, Inc.	19,009	4,445,445
Federal Realty Investment Trust	77,200	12,047,060
Gecina SA (France)	11,843	1,624,448
General Growth Properties, Inc.	468,200	13,919,586
Great Portland Estates PLC (United Kingdom)	77,394	807,969
Hammerson PLC (United Kingdom)	72,523	601,635
Hatteras Financial Corp.	54,500	779,350
Healthcare Realty Trust, Inc.	51,000	1,575,390
Highwoods Properties, Inc.(a)	27,400	1,309,994
Host Hotels & Resorts, Inc.	76,700	1,280,890
Invincible Investment Corp. (Japan)	503	376,469
Iron Mountain, Inc.(a)	196,538	6,664,604
Kilroy Realty Corp.	33,200	2,054,084
Kimco Realty Corp.	104,900	3,019,022
Klepierre (France)	29,045	1,387,420
LaSalle Hotel Properties(a)	95,200	2,409,512
Macerich Co. (The)	50,500	4,001,620
Mori Hills REIT Investment Corp. (Japan)	416	615,458
Nippon Accommodations Fund, Inc. (Japan)	372	1,434,109
Nippon Prologis REIT, Inc. (Japan)	392	876,475

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Paramount Group, Inc.	31,700	$505,615
Pebblebrook Hotel Trust(a)	24,200	703,494
Post Properties, Inc.	1,300	77,662
Prologis, Inc.	116,800	5,160,224
PS Business Parks, Inc.	11,000	1,105,610
Public Storage	56,058	15,462,478
Rayonier, Inc.	94,500	2,332,260
Redwood Trust, Inc.	180,700	2,363,556
Regency Centers Corp.	78,399	5,868,165
RLJ Lodging Trust	29,730	680,222
Saul Centers, Inc.	22,200	1,177,044
Scentre Group (Australia)	3,090,491	10,520,036
Shaftesbury PLC (United Kingdom)	134,469	1,754,210
Simon Property Group, Inc.	195,361	40,574,526
SL Green Realty Corp.	103,400	10,017,392
Stockland (Australia)	242,408	793,060
Sunstone Hotel Investors, Inc.	90,377	1,265,278
Taubman Centers, Inc.	36,100	2,571,403
Terreno Realty Corp.	72,000	1,688,400
Unibail-Rodamco SE (France)	47,394	12,998,082
Urban Edge Properties(a)	69,780	1,803,115
Urstadt Biddle Properties, Inc. (Class A Stock)	67,350	1,410,983
Vicinity Centres (Australia)	660,267	1,613,713
Vornado Realty Trust(a)	175,600	16,581,908
Washington Real Estate Investment Trust(a)	44,600	1,302,766
Weingarten Realty Investors	102,330	3,839,422
Weyerhaeuser Co.	268,706	8,324,512
WP GLIMCHER, Inc.	182,200	1,729,078

		311,423,643

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	87,200	3,198,496
BR Malls Participacoes SA (Brazil)	28,700	117,014
Cheung Kong Property Holdings Ltd. (Hong Kong)	1,900,893	12,249,880
Hongkong Land Holdings Ltd. (Hong Kong)	251,900	1,507,621
Howard Hughes Corp. (The)*	8,700	921,243
Hufvudstaden AB (Sweden) (Class A Stock)	51,684	817,445
Hysan Development Co. Ltd. (Hong Kong)	167,000	711,702
Iguatemi Empresa de Shopping Centers SA (Brazil)	49,400	340,311
Inmobiliaria Colonial SA (Spain)*	1,074,535	794,446
Mitsubishi Estate Co. Ltd. (Japan)	83,000	1,540,477
Mitsui Fudosan Co. Ltd. (Japan)	298,000	7,422,483
PSP Swiss Property AG (Switzerland)*	17,314	1,664,822
RE/MAX Holdings, Inc. (Class A Stock)	36,600	1,255,380
St. Joe Co. (The)*(a)	87,500	1,500,625
Sun Hung Kai Properties Ltd. (Hong Kong)	35,166	430,309
Wharf Holdings Ltd. (The) (Hong Kong)	211,000	1,155,748

		35,628,002

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	78,930	10,473,222
Central Japan Railway Co. (Japan)	85,100	15,050,057
Genesee & Wyoming, Inc. (Class A Stock)*(a)	19,500	1,222,650
Old Dominion Freight Line, Inc.*(a)	21,300	1,482,906
Saia, Inc.*	15,700	441,955
Union Pacific Corp.	113,000	8,989,150

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
YRC Worldwide, Inc.*	97,900	$912,428

		38,572,368

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	125,600	7,434,264
Applied Materials, Inc.	974,800	20,646,264
ASML Holding NV (Netherlands), SGMX	116,188	11,692,538
Atmel Corp.	230,400	1,870,848
Broadcom Ltd. (Singapore)	233,100	36,013,950
Cree, Inc.*	57,000	1,658,700
Diodes, Inc.*	59,600	1,197,960
Intel Corp.	510,200	16,504,970
Lam Research Corp.(a)	106,700	8,813,420
Maxim Integrated Products, Inc.	35,600	1,309,368
Microchip Technology, Inc.(a)	295,200	14,228,640
Micron Technology, Inc.*	437,800	4,583,766
NXP Semiconductors NV (Netherlands)*	273,300	22,156,431
ON Semiconductor Corp.*	291,810	2,798,458
QUALCOMM, Inc.	550,800	28,167,912
Semtech Corp.*	98,110	2,157,439
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,248,749	26,179,887
Texas Instruments, Inc.	129,900	7,458,858
Tokyo Electron Ltd. (Japan)	151,800	9,886,645

		224,760,318

Software — 1.6%
Cadence Design Systems, Inc.*	73,900	1,742,562
CommVault Systems, Inc.*	33,000	1,424,610
Electronic Arts, Inc.*	107,000	7,073,770
FleetMatics Group PLC*	19,500	793,845
Guidewire Software, Inc.*(a)	24,700	1,345,656
Interactive Intelligence Group, Inc.*(a)	59,900	2,181,558
Microsoft Corp.	2,320,500	128,161,215
NetSuite, Inc.*(a)	16,220	1,110,908
Oracle Corp.	308,200	12,608,462
Red Hat, Inc.*	317,080	23,625,631
salesforce.com, inc.*	365,600	26,992,248
ServiceNow, Inc.*	34,700	2,122,946
Splunk, Inc.*	37,700	1,844,661
Tangoe, Inc.*	61,100	482,079

		211,510,151

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	56,600	943,522
AutoZone, Inc.*	16,000	12,747,040
Burlington Stores, Inc.*	12,600	708,624
CarMax, Inc.*(a)	313,000	15,994,300
Dick’s Sporting Goods, Inc.	39,700	1,855,975
Foot Locker, Inc.(a)	28,600	1,844,700
Home Depot, Inc. (The)(a)	246,200	32,850,466
Kingfisher PLC (United Kingdom)	2,768,758	14,933,506
L Brands, Inc.	150,400	13,206,624
Lowe’s Cos., Inc.	305,600	23,149,200
Murphy USA, Inc.*	6,800	417,860
Ross Stores, Inc.(a)	314,400	18,203,760
TJX Cos., Inc. (The)	247,700	19,407,295
Tractor Supply Co.(a)	95,000	8,593,700

		164,856,572

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	1,344,600	146,547,954

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
EMC Corp.	244,523	$6,516,538
Samsung Electronics Co. Ltd. (South Korea)	5,789	6,643,497
Seagate Technology PLC(a)	152,700	5,260,515
Western Digital Corp.(a)	416,300	19,666,012

		184,634,516

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	379,648	7,422,038
Cie Financiere Richemont SA (Switzerland)	175,473	11,590,075
Coach, Inc.	231,000	9,260,790
Culp, Inc.	53,500	1,402,770
Hanesbrands, Inc.(a)	565,300	16,020,602
Kate Spade & Co.*	108,300	2,763,816
Kering (France)	47,175	8,422,778
Moncler SpA (Italy)	504,006	8,502,372
NIKE, Inc. (Class B Stock)	548,400	33,710,148
Samsonite International SA	2,780,700	9,319,961

		108,415,350

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	72,130	987,460
Capitol Federal Financial, Inc.	76,400	1,013,064
ESSA Bancorp, Inc.	47,200	636,728
First Defiance Financial Corp.	8,872	340,774
Kearny Financial Corp.(a)	76,800	948,480
Nationstar Mortgage Holdings, Inc.*	87,400	865,260
PennyMac Financial Services, Inc. (Class A Stock)*	23,080	271,421

		5,063,187

Tobacco — 0.6%
Altria Group, Inc.	436,400	27,344,824
Philip Morris International, Inc.	529,100	51,910,001

		79,254,825

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)(a)	644,000	10,897,430
MRC Global, Inc.*	43,100	566,334
NOW, Inc.*	31,700	561,724
Sumitomo Corp. (Japan)(a)	1,567,600	15,555,224

		27,580,712

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	466,300	7,241,639
NII Holdings, Inc.*	39,437	218,087
SoftBank Group Corp. (Japan)	174,000	8,322,428
T-Mobile US, Inc.*	306,400	11,735,120
Vodafone Group PLC (United Kingdom), ADR	729,504	23,380,603

		50,897,877

TOTAL COMMON STOCKS (cost $6,778,744,495)		7,282,943,562

PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, CVT, 5.500%	741	681,083

Real Estate Investment Trusts (REITs)
American Tower Corp., CVT, 5.250%*	25,438	2,676,078
American Tower Corp., CVT, 5.500%	2,994	308,831

	Shares	Value
PREFERRED STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., CVT, 4.500%	8,900	$954,080

		3,938,989

Wireless Telecommunication Services
T-Mobile US, Inc., CVT, 5.500%	10,976	726,611

TOTAL PREFERRED STOCKS (cost $5,168,890)		5,346,683

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Non-Residential Mortgage-Backed Securities — 2.4%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,414,606
Ally Master Owner Trust,
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,162,483
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,513,484
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.856%(c)	02/16/21	2,440	2,445,059
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	651	651,763
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,839,128
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,879,274
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,812,330
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,214,457
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,610	1,605,202
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,825,336
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,186,335
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,685,067
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,326,427
Series 2015-2A, Class A, 144A
2.630%	12/20/21	4,600	4,572,253
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	715,951
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,736,059
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,442,986
Series 2015-2, Class A1
2.250%	07/17/23	2,180	2,202,822

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Capital Auto Receivables Asset Trust,
Series 2013-4, Class A3
1.090%	03/20/18	1,921	$1,919,539
Series 2014-1, Class C
2.840%	04/22/19	595	602,001
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,775,515
Series 2014-2, Class D
2.810%	08/20/19	307	308,388
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,451,786
Series 2015-3, Class A2
1.720%	01/22/19	2,030	2,035,608
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,207,006
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	4,620	4,634,905
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19	995	998,172
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,223,051
Series 2013-3, Class B
1.910%	03/15/19	3,745	3,765,632
Series 2014-1, Class B
1.690%	08/15/19	495	494,998
Series 2014-1, Class C
1.930%	11/15/19	705	704,733
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,400,431
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	1,225	1,222,020
Chase Issuance Trust,
Series 2015-A2, Class A
1.590%	02/18/20	3,260	3,284,721
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.714%(c)	05/26/20	5,845	5,837,429
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,757,195
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,074,315
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
1.036%(c)	08/15/19	3,025	3,021,113
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,817	1,788,583
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	700	693,605
Series 2014-1, Class A, 144A
2.540%	05/20/27	3,369	3,330,785
Series 2015-2, Class A, 144A
2.990%	05/22/28	4,286	4,285,734

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	$7,723,947
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,697,665
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,727,497
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	2,992	3,061,377
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	1,554	1,544,755
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	420	419,867
Series 2014-1, Class A2, 144A
0.870%	09/20/19	820	817,540
Series 2015-1, Class A2, 144A
1.300%	09/20/20	5,105	5,074,577
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	167	167,142
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,656,635
Series 2013-C, Class D
2.500%	01/15/20	3,960	4,006,902
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,050	2,076,875
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,459,217
Series 2016-A, Class A4
1.600%	06/15/21	4,995	5,009,455
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	1,639	1,634,534
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	2,305	2,266,810
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	4,617	4,123,948
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,814,299
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,247,979
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,703,715
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,866,585
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,830,410
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,478,326

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	357	$354,360
Series 2014-1A, Class A, 144A
2.250%	09/22/31	668	656,367
Series 2015-1A, Class A, 144A
2.520%	12/20/32	4,683	4,675,953
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	3,390	3,399,931
Nissan Auto Receivables Owner Trust,
Series 2016-A, Class A4
1.590%	07/15/22	2,405	2,415,044
OneMain Financial Issuance Trust,
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,790	1,801,331
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	809,106
Series 2014-1, Class D
2.910%	04/15/20	786	786,272
Series 2014-4, Class C
2.600%	11/16/20	434	436,661
Series 2014-4, Class D
3.100%	11/16/20	748	753,599
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	1,419	1,412,565
Series 2015-1A, Class A, 144A
2.400%	03/22/32	1,974	1,951,753
Series 2015-2A, Class A, 144A
2.430%	06/20/32	3,325	3,286,713
Series 2015-3A, Class A, 144A
2.580%	09/20/32	1,288	1,287,697
SLM Student Loan Trust,
Series 2008-4, Class A4
2.269%(c)	07/25/22	385	383,428
Series 2008-5, Class A4
2.319%(c)	07/25/23	4,140	4,155,658
Series 2008-9, Class A
2.119%(c)	04/25/23	2,315	2,288,663
SMART Trust (Australia),
Series 2012-2US, Class A4A, 144A
2.060%	03/14/18	3,950	3,958,723
Series 2012-4US, Class A4A
1.250%	08/14/18	995	992,709
Series 2013-1US, Class A4A
1.050%	10/14/18	351	350,010
Series 2013-2US, Class A4A
1.180%	02/14/19	583	580,767
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,677,391
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,777,939
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,402,310
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,794,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	3,025	$2,992,753
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	689	686,335
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,408,233
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,544,972
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,891,264
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,732,266
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,870,582
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,366,824
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850	6,851,687
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	11,751	11,535,438
Wheels SPV LLC,
Series 2015-1A, Class A2, 144A
1.270%	04/22/24	4,075	4,041,521
World Omni Auto Receivables Trust,
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,415,093
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,954,881
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class A4
1.370%	01/15/20	3,000	3,001,104
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,055,475

			325,196,078

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	11	10,766
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	143	147,559
Series 2004-BC1, Class M2
2.041%(c)	01/25/34	327	305,199
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.866%(c)	06/25/35	3,074	2,869,107
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
4.186%(c)	08/17/32	369	350,594
Nationstar HECM Loan Trust^,
Series 2016-1A, Class A, 144A
2.981%	02/25/26	1,270	1,269,770

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
OneMain Financial Issuance Trust,
Series 2016-1A, Class A, 144A
3.660%	02/20/29	1,675	$1,650,941
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	238	243,233
Truman Capital Mortgage Loan Trust,
Series 2014-NPL3, Class A1, 144A
3.125%(c)	04/25/53	97	96,926
Vericrest Opportunity Loan Trust,
Series 2014-NP10, Class A1, 144A
3.375%(c)	10/25/54	479	471,865
Series 2014-NPL7, Class A1, 144A
3.375%(c)	08/27/57	1,897	1,867,794
Series 2014-NPL9, Class A1, 144A
3.375%(c)	11/25/54	501	493,182

			9,776,936

TOTAL ASSET-BACKED SECURITIES (cost $335,538,691)			334,973,014

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,738,743
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	416	416,206
Series 2006-3, Class AM
6.085%(c)	07/10/44	9,118	9,035,734
Series 2007-1, Class A4
5.451%	01/15/49	437	446,696
Series 2007-2, Class A4
5.784%(c)	04/10/49	880	893,430
Series 2007-5, Class A4
5.492%	02/10/51	4,529	4,682,900
Barclays Commercial Mortgage Trust,
Series 2015-RRI, Class C, 144A
2.486%(c)	05/15/32	246	240,296
Series 2015-RRI, Class D, 144A
3.336%(c)	05/15/32	304	288,997
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.436%(c)	12/15/27	295	280,932
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.705%(c)	12/10/49	1,000	1,030,871
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,182,341
Series 2015-GC29, Class A4
3.192%	04/10/48	5,835	5,985,411
Series 2015-GC35, Class A4
3.818%	11/10/48	3,180	3,426,090
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	628	629,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.869%(c)	06/10/46	1,285	$1,287,647
Series 2014-TWC, Class A, 144A
1.274%(c)	02/13/32	1,950	1,910,385
Series 2015-CR24, Class A5
3.696%	08/10/55	3,025	3,233,087
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	8,756,587
Series 2015-LC21, Class B
4.313%(c)	07/10/48	3,055	2,994,642
Series 2015-LC21, Class C
4.313%(c)	07/10/48	1,770	1,610,928
Series 2015-LC23, Class A2
3.221%	10/10/53	7,785	8,179,512
Series 2015-LC23, Class A4
3.774%	10/10/53	15,720	16,889,546
Series 2015-PC1, Class A2
3.148%	07/10/50	1,165	1,215,732
Series 2015-PC1, Class AM
4.290%	07/10/50	960	1,031,258
Series 2015-PC1, Class B
4.443%(c)	07/10/50	1,505	1,468,026
Series 2015-PC1, Class C
4.443%(c)	07/10/50	1,205	1,050,923
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,510	2,611,758
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	978,989
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
5.892%(c)	07/10/38	431	431,276
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,573,003
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,242,918
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,668,458
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	311	313,657
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,155,604
Series 2015-GLPB, Class B, 144A
3.811%(c)	11/15/34	3,875	3,962,006
Series 2015-TOWN, Class B, 144A
2.336%(c)	03/15/17	137	133,236
Series 2015-TOWN, Class C, 144A
2.686%(c)	03/15/17	134	129,459
Series 2015-TOWN, Class D, 144A
3.636%(c)	03/15/17	203	196,389
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,797,439

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA2, Class M2(x)
3.036%(c)	12/25/27	4,130	$4,131,294
Series 2015-DNA3, Class M2(x)
3.286%(c)	04/25/28	2,830	2,849,075
Series 2015-HQA2, Class M2(x)
3.236%(c)	05/25/28	2,565	2,576,356
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.735%(c)	02/25/48	1,235	1,140,990
Series 2015-K45, Class B, 144A
3.591%(c)	04/25/48	2,040	1,769,305
Series 2015-K46, Class B, 144A
3.696%(c)	04/25/48	3,485	3,041,454
Series 2015-K47, Class B, 144A
3.600%(c)	06/25/48	2,305	1,982,338
Series 2015-K48, Class B, 144A
3.636%(c)	08/25/48	2,150	1,873,465
Series 2015-K49, Class B, 144A
3.721%(c)	10/25/48	1,400	1,173,418
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	3,715	3,430,057
Series 2015-K720, Class B, 144A
3.389%(c)	07/25/22	2,760	2,488,557
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.382%(c)	12/15/19	520	526,331
Series 2015-NRF, Class CFX, 144A
3.382%(c)	12/15/19	523	512,740
Series 2015-NRF, Class DFX, 144A
3.382%(c)	12/15/19	518	490,308
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,663,577
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	903	901,617
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,945,916
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	129,895
GS Mortgage Securities Trust,
Series 2006-GG8, Class A1A
5.547%	11/10/39	238	239,781
Series 2006-GG8, Class A4
5.560%	11/10/39	805	810,124
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.496%(c)	07/25/44	1,359	1,345,309
Series 2015-GC34, Class A4
3.506%	10/10/48	4,055	4,253,462
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	140,180
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,291,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	688	$687,760
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	543,369
Series 2007-C1, Class A4
5.716%	02/15/51	2,774	2,867,557
Series 2007-CB19, Class AM
5.702%(c)	02/12/49	7,570	7,729,988
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	8,975,105
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,532,327
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,608,126
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,383,690
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	10,295,054
Series 2014-C24, Class A5
3.639%	11/15/47	895	955,083
Series 2015-C28, Class A4
3.227%	10/15/48	7,655	7,871,437
Series 2015-C30, Class A2
3.087%	07/15/48	460	480,870
Series 2015-C30, Class A5
3.822%	07/15/48	4,120	4,425,983
Series 2015-C31, Class A3
3.801%	08/15/48	3,630	3,890,692
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	387	391,541
Series 2007-LD11, Class A4
5.743%(c)	06/15/49	5,175	5,293,720
Series 2007-LDPX, Class A3
5.420%	01/15/49	451	459,810
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.900%(c)	07/15/44	390	402,416
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.856%(c)	06/15/38	663	663,244
Series 2007-C1, Class A4
5.424%	02/15/40	940	956,165
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	2,889,686
Series 2008-C1, Class AM
6.087%(c)	04/15/41	1,490	1,491,983
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.837%(c)	06/12/50	2,580	2,656,058
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	184	186,311
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	408,141

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-7, Class A4
5.741%(c)	06/12/50	85	$87,584
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class A4
3.306%	04/15/48	4,055	4,200,334
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	500,435
Series 2015-C24, Class B
4.354%(c)	05/15/48	895	846,374
Series 2015-C24, Class C
4.354%(c)	05/15/48	530	463,313
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,397,722
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	2,038	2,086,777
Series 2015-MS1, Class AS
4.029%(c)	05/15/48	325	347,141
Series 2015-MS1, Class B
4.029%(c)	05/15/48	905	915,307
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	3,278	3,300,104
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	3,197	3,194,772
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	2,263	2,261,072
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	3,500	3,495,800
Series 2016-1, Class A3B, 144A
3.000%(c)	02/25/55	4,105	4,106,904
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509%	04/15/47	1,760	1,785,578
Series 2007-C33, Class A4
5.946%(c)	02/15/51	6,140	6,326,961
Series 2007-C33, Class A5
5.946%(c)	02/15/51	1,000	1,046,213
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	4,960	5,262,777
Series 2015-C31, Class A4
3.695%	11/15/48	19,295	20,594,505
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,858,658
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	2,027,164
Series 2015-NXS2, Class AS
4.121%(c)	07/15/58	625	652,699
Series 2015-NXS2, Class B
4.252%(c)	07/15/58	1,005	1,025,653
Series 2015-NXS2, Class C
4.252%(c)	07/15/58	545	517,560
Series 2015-SG1, Class A4
3.789%	12/15/47	3,110	3,337,782
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,251,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C18, Class A3
3.651%	12/15/46	2,235	$2,370,109
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	3,001,645

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $316,520,140)			313,116,540

CONVERTIBLE BONDS
Auto Manufacturers
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	340	308,975
1.250%	03/01/21	565	484,134

			793,109

TOTAL CONVERTIBLE BONDS (cost $680,462)			793,109

CORPORATE OBLIGATIONS — 13.3%
Advertising — 0.3%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A(a)
7.750%	10/01/22	1,000	927,500
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	1,225	1,209,407
4.000%	03/15/22	4,765	4,903,566
4.200%	04/15/24	3,454	3,559,979
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22	250	263,125
Gtd. Notes, 144A
5.750%	02/01/26	725	761,250
MDC Partners, Inc.,
Gtd. Notes, 144A(a)
6.500%	05/01/24	2,400	2,451,000
6.750%	04/01/20	2,695	2,785,956
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	2,775	2,842,588
3.650%	11/01/24	5,655	5,827,053
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	350	358,750
5.625%	02/15/24	350	364,437
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	1,810	1,856,566
3.750%	09/19/24	5,825	5,895,587
4.750%	11/21/21	3,445	3,801,509

			37,808,273

Aerospace & Defense — 0.1%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A(a)
7.750%	12/15/20	1,000	790,000
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	3,240	3,301,353

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Aerospace & Defense (cont’d.)
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	700	$701,983
3.832%	04/27/25	980	1,009,303
Lockheed Martin Corp.,
Sr. Unsec’d. Notes(a)
3.550%	01/15/26	5,085	5,386,347
3.600%	03/01/35	1,150	1,118,499
3.800%	03/01/45	2,860	2,779,434
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22	350	350,437
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	1,475	1,408,625
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	420	421,260
6.000%	07/15/22	85	84,681
6.500%	07/15/24	425	421,685
6.500%	05/15/25	570	557,175

			18,330,782

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	5,615	5,772,276
4.250%	07/21/25	4,055	4,312,922
MHP SA (Ukraine),
Gtd. Notes, REGS
8.250%	04/02/20	1,675	1,470,147
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18	900	72,180
Sr. Unsec’d. Notes, REGS(g)(i)
9.450%	04/19/18	400	32,080
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	362	369,228
3.250%	11/01/22	2,685	2,820,107
4.000%	06/12/22	2,604	2,829,777
4.450%	06/12/25	3,405	3,746,324
5.700%	08/15/35	208	243,249
5.850%	08/15/45	3,228	3,941,908
6.150%	09/15/43	229	281,715
7.250%	06/15/37	610	792,605

			26,684,518

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	517,125
Series 144A, Sr. Sec’d. Notes, 144A
6.750%	10/01/19	150	155,250
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,464	2,535,237
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
5.625%	01/15/21	120	$121,350
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	5,469	5,851,844
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	482	477,201
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates(a)
3.700%	11/01/24	5,582	5,316,689
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,030	3,113,325
American Airlines Group, Inc.,
Gtd. Notes(a)
6.125%	06/01/18	2,100	2,189,250
Gtd. Notes, 144A
5.500%	10/01/19	320	325,600
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	273	279,273
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	271	285,005
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	111	118,256
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	2,250	2,224,236
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	147	145,923
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.000%	12/01/20	1,045	1,097,250
6.375%	06/01/18	10	10,500
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)
4.625%	12/03/26	1,849	1,958,796
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,968	2,022,637

			28,744,747

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes(a)
5.000%	05/01/25	1,700	1,717,000
6.875%	05/01/22	450	486,000
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	1,322	1,358,355
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	475	494,000

			4,055,355

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,060	$3,959,288
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		2,699	2,698,390
2.625%	07/10/17		150	150,913
3.000%	09/25/17		341	344,025
3.250%	05/15/18		245	249,078
3.500%	07/10/19		540	553,723
4.750%	08/15/17		250	258,075
6.750%	06/01/18		3,865	4,174,930
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.875%	08/09/16		143	143,262
2.125%	10/02/17		180	180,477
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)
5.625%	02/01/23		1,175	1,207,313

				13,919,474

Auto Parts & Equipment — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21		325	334,750
Delphi Automotive PLC (United Kingdom),
Gtd. Notes(a)
4.250%	01/15/26		3,920	4,091,770
Delphi Corp. (United Kingdom),
Gtd. Notes
5.000%	02/15/23		6,290	6,620,225
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20		575	585,925
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)
5.125%	11/15/23		1,175	1,201,437
MPG Holdco I, Inc.,
Gtd. Notes(a)
7.375%	10/15/22		1,475	1,460,250
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19		325	340,031
6.875%	08/15/18		550	566,500
TI Group Automotive Systems LLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)
8.750%	07/15/23		1,175	1,128,000

				16,328,888

Banks — 1.5%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes, REGS
5.750%(c)	12/29/49	EUR	900	979,307
Sub. Notes, 144A
4.750%	07/28/25		4,610	4,643,367
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, REGS
5.125%	03/31/25		475	460,304

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Banco Bradesco SA (Brazil),
Sub. Notes, REGS
5.750%	03/01/22		450	$459,000
5.900%	01/16/21		850	879,750
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, REGS
3.750%	07/25/18	EUR	500	557,856
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A(g)
7.375%	02/02/22		1,300	1,038,375
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes, 144A
9.750%	11/30/20		1,300	1,384,500
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,608,807
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/29/49		830	854,900
Sr. Unsec’d. Notes
1.950%	05/12/18		1,291	1,292,904
2.250%	04/21/20		1,241	1,229,017
5.875%	01/05/21		555	634,621
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		11,345	11,440,321
5.650%	05/01/18		3,855	4,138,231
Bank of America NA,
Sr. Unsec’d. Notes, BKNT(a)
1.650%	03/26/18		1,008	1,006,790
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		5,015	5,352,966
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		4,627	4,595,583
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,490,675
Sub. Notes, 144A
5.350%(c)	11/12/29		220	211,200
Sub. Notes, REGS
6.500%	03/10/21		1,125	1,229,063
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes, REGS
6.750%	09/30/22		550	610,445
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25		10,575	10,470,318
4.875%	04/01/26		7,330	7,269,872
Capital One NA,
Sr. Unsec’d. Notes(a)
2.950%	07/23/21		1,017	1,022,537
Citigroup, Inc.,
Jr. Sub. Notes(a)
5.800%(c)	11/29/49		320	306,080
5.950%(c)	12/29/49		2,130	2,038,410
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	566,301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20	532	$525,000
3.750%	03/26/25	530	506,311
3.800%	09/15/22	940	935,559
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	360	383,730
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,105	1,099,262
2.600%	11/13/18	2,425	2,431,084
4.200%	08/08/23	769	803,816
Sr. Unsec’d. Notes, BKNT(a)
3.100%	06/04/20	5,112	5,149,481
Sub. Notes
7.000%	04/15/20	866	984,727
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, REGS
4.000%	01/14/23	800	832,031
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes(a)
5.375%(c)	12/29/49	1,200	1,160,880
Sr. Unsec’d. Notes
2.900%	07/19/18	789	807,424
5.750%	01/24/22	5,180	5,976,270
6.150%	04/01/18	7,350	7,951,186
Sub. Notes(a)
4.250%	10/21/25	3,570	3,629,930
6.750%	10/01/37	4,195	5,010,659
Halyk Savings Bank Of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
7.250%	05/03/17	700	710,238
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
7.250%	01/28/21	850	854,250
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	4,410	4,167,450
Sub. Notes
4.250%	03/14/24	342	345,551
5.250%	03/14/44	248	251,528
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	232,231
ICICI Bank Ltd. (India),
Jr. Sub. Notes, REGS
6.375%(c)	04/30/22	1,350	1,378,247
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20	2,645	2,663,846
Sub. Notes, 144A
5.800%	09/25/23	6,129	6,678,698
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,642,949
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.500%	02/24/21	795	909,501

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Itau Unibanco Holding SA (Brazil),
Sub. Notes, REGS
5.650%	03/19/22	2,255	$2,232,450
JPMorgan Chase & Co.,
Jr. Sub. Notes(a)
5.300%(c)	12/29/49	2,125	2,130,313
Sub. Notes
3.875%	09/10/24	9,669	9,916,053
4.125%	12/15/26	2,140	2,221,425
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	5,350	5,437,681
KFW (Germany),
Gov’t. Gtd. Notes, GMTN
0.500%	04/19/16	3,971	3,971,119
Morgan Stanley,
Sr. Unsec’d. Notes(a)
2.650%	01/27/20	2,409	2,444,617
3.750%	02/25/23	21,620	22,527,283
5.750%	01/25/21	1,608	1,840,543
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	862	871,060
4.000%	07/23/25	1,028	1,074,913
6.625%	04/01/18	200	218,507
Sub. Notes(a)
4.875%	11/01/22	1,457	1,578,579
5.000%	11/24/25	1,209	1,308,402
Sub. Notes, MTN
4.100%	05/22/23	235	242,342
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19	500	486,250
Regions Bank,
Sub. Notes
6.450%	06/26/37	525	628,656
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	581	577,311
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22	350	362,250
Sr. Unsec’d. Notes, REGS
5.180%	06/28/19	900	920,925
6.125%	02/07/22	1,750	1,811,250
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	5,800	5,707,664
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	584	583,251
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	1,064	1,067,596
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, REGS
6.800%	11/22/25	1,400	1,402,103
6.902%	07/09/20	1,550	1,598,437

			206,954,319

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, REGS
3.375%	11/01/22	1,600	$1,402,976
Constellation Brands, Inc.,
Gtd. Notes(a)
6.000%	05/01/22	475	534,375
Cott Beverages, Inc. (Canada),
Gtd. Notes(a)
6.750%	01/01/20	525	551,250
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	2,395	2,584,248

			5,072,849

Biotechnology — 0.3%
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A(a)
7.875%	09/01/23	650	573,625
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	7,430	7,646,577
4.050%	09/15/25	4,485	4,793,034
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	14,490	14,976,922
3.875%	08/15/25	10,170	10,688,019
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A(a)
9.500%	10/21/22	975	943,313

			39,621,490

Building Materials — 0.2%
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	1,175	1,222,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A(a)
9.375%	10/12/22	4,750	5,225,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.373%(c)	10/15/18	350	348,250
7.750%	04/16/26	500	512,450
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	560	579,600
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A(a)
5.150%	09/12/23	2,420	2,607,463
6.000%	12/30/19	1,572	1,755,144
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	625	631,250
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes(a)
4.250%	07/02/24	4,475	4,510,357
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	375	391,875

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	$369,375
Nortek, Inc.,
Gtd. Notes(a)
8.500%	04/15/21		700	726,250
Owens Corning,
Gtd. Notes(a)
9.000%	06/15/19		425	495,510
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		2,275	2,340,406
USG Corp.,
Gtd. Notes, 144A(a)
5.875%	11/01/21		200	209,000
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		1,160	945,400
Sr. Unsec’d. Notes, REGS
3.250%	04/25/21	EUR	475	434,489
7.250%	04/05/41		1,850	1,507,750
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		425	503,625
West China Cement Ltd. (China),
Gtd. Notes, REGS
6.500%	09/11/19		1,400	1,468,729

				26,783,923

Chemicals — 0.2%
Braskem Finance Ltd. (Brazil),
Gtd. Notes, REGS
5.750%	04/15/21		1,600	1,524,320
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		1,170	1,114,425
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		576	627,452
4.250%	11/15/20		79	85,941
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		850	705,500
10.000%	04/15/20		325	292,500
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		325	321,750
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A(a)
6.125%	08/15/18		850	864,339
Kerling Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	EUR	725	827,042
LYB International Finance BV,
Gtd. Notes(a)
4.000%	07/15/23		4,180	4,385,409
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A(a)
6.500%	02/01/22		610	513,544

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
10.375%	05/01/21		775	$749,813
PQ Corp.,
Sec’d. Notes, 144A
8.750%	11/01/18		1,975	1,851,563
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21		105	74,550
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A(a)
4.450%	12/03/25		4,730	4,831,520

				18,769,668

Coal
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		150	104,250
7.375%	02/01/20		75	52,125
7.375%	02/01/20		25	17,375

				173,750

Commercial Services — 0.2%
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A(a)
9.625%	10/15/18		1,075	1,075,000
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A(a)
6.500%	07/15/22		550	584,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24		1,200	1,201,380
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18		1,515	1,543,061
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		2,300	2,340,250
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, REGS
6.850%	07/02/37		2,500	2,548,650
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		3,665	3,802,544
Europcar Groupe SA (France),
Sec’d. Notes, 144A
5.750%	06/15/22	EUR	475	564,826
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	890,375
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	289,250
9.750%	08/01/18		700	689,500
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18		4,160	4,157,300
ICTSI Treasury BV (Philippines),
Gtd. Notes, MTN
5.875%	09/17/25		200	214,152

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19		100	$73,500
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22	EUR	500	593,644
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,332,107
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,334,834
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN	4,240	246,802
Royal Capital B.V. (Philippines),
Gtd. Notes
5.500%(c)	12/29/49		850	841,806
Gtd. Notes, REGS
6.250%(c)	05/29/49		200	203,942
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		250	250,625
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	409,500
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		3,405	3,497,514
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		350	373,275
United Rentals North America, Inc.,
Gtd. Notes(a)
6.125%	06/15/23		875	903,437

				30,961,649

Computers — 0.1%
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		1,050	1,107,619
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24		2,250	2,255,625
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		7,450	7,599,000

				10,962,244

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		650	659,750
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.375%	06/15/19	EUR	781	889,164
8.625%	06/15/19		2,071	1,998,862
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20		985	937,932

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand),
Gtd. Notes, 144A(a)
5.625%	12/15/16		525	$523,359
6.000%	06/15/17		1,035	1,026,591
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25		1,410	1,464,079
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	106,750
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		325	337,187
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		25	27,937
Novelis, Inc.,
Gtd. Notes(a)
8.750%	12/15/20		425	428,953
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	460,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes(a)
8.250%	02/15/21		2,410	2,470,250
9.875%	08/15/19		1,378	1,427,091
Sr. Sec’d. Notes(a)
5.750%	10/15/20		515	528,519
Sealed Air Corp.,
Gtd. Notes, 144A(a)
5.250%	04/01/23		600	634,500
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	02/15/23	EUR	1,175	1,426,777

				15,347,701

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23		750	780,000
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A(a)
6.375%	10/01/23		1,100	1,166,000
Entertainment One Ltd. (Canada),
Sr. Sec’d. Notes, 144A
6.875%	12/15/22	GBP	450	641,786
H&E Equipment Services, Inc.,
Gtd. Notes(a)
7.000%	09/01/22		275	279,125
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.250%	12/15/21		900	945,000
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP	320	390,429
Univar USA, Inc.,
Gtd. Notes, 144A(a)
6.750%	07/15/23		1,550	1,513,187

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Distribution/Wholesale (cont’d.)

			$5,715,527

Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24	239	246,129
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	575	577,875
5.500%	02/15/22	1,425	1,486,446
Alliance Data Systems Corp.,
Gtd. Notes, 144A(a)
5.375%	08/01/22	675	632,813
6.375%	04/01/20	500	508,750
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	360	398,700
8.000%	03/15/20	161	180,320
8.000%	11/01/31	1,075	1,225,500
Sr. Unsec’d. Notes
5.125%	09/30/24	225	230,063
Sub. Notes(a)
5.750%	11/20/25	875	855,313
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	730	850,022
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	425	420,750
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21	675	701,325
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, REGS
1.000%	10/10/25	300	151,260
Discover Financial Services,
Sr. Unsec’d. Notes(a)
3.750%	03/04/25	2,490	2,423,612
3.950%	11/06/24	477	472,366
5.200%	04/27/22	304	325,069
10.250%	07/15/19	400	473,858
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	664	652,445
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	3,810	3,817,564
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes(a)
4.875%	03/15/19	1,407	1,350,720
6.000%	08/01/20	1,175	1,142,687
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.240%(c)	12/21/65	305	247,050
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	1,200	1,023,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
5.875%	08/01/21		400	$350,000
Lazard Group LLC,
Sr. Unsec’d. Notes
6.850%	06/15/17		24	25,291
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	04/15/21	EUR	1,075	1,269,117
7.375%	04/15/21		3,050	3,172,000
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		395	379,200
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		2,600	2,307,500
7.875%	10/01/20		1,300	1,244,750
Navient Corp.,
Sr. Unsec’d. Notes(a)
5.000%	10/26/20		1,240	1,125,300
Ocwen Financial Corp.,
Sr. Unsec’d. Notes(a)
6.625%	05/15/19		1,525	1,197,125
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		700	700,700
7.250%	12/15/21		1,325	1,318,375
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, REGS
7.390%	12/02/24		1,910	2,541,053
Quicken Loans, Inc.,
Gtd. Notes, 144A(a)
5.750%	05/01/25		1,625	1,576,250
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		6,555	7,171,222
Walter Investment Management Corp.,
Gtd. Notes
7.875%	12/15/21		1,100	715,000

				45,486,520

Diversified Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	576,941
Case New Holland Industrial, Inc. (United Kingdom),
Gtd. Notes
7.875%	12/01/17		225	241,875
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.875%	08/15/21		750	613,125
Manitowoc Foodservice, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	02/15/24		250	272,500
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		6,960	7,111,213
Zebra Technologies Corp.,
Sr. Unsec’d. Notes(a)
7.250%	10/15/22		1,650	1,790,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Machinery (cont’d.)
			$10,605,904

Electric — 0.4%
AES Corp.,
Sr. Unsec’d. Notes(a)
5.500%	03/15/24	1,050	1,026,375
Calpine Corp.,
Sr. Unsec’d. Notes(a)
5.375%	01/15/23	2,355	2,282,890
5.500%	02/01/24	525	504,000
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	240	268,499
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	601,087
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	2,555	2,830,794
DPL, Inc.,
Sr. Unsec’d. Notes(a)
7.250%	10/15/21	1,125	1,169,303
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	338	383,421
Dynegy, Inc.,
Gtd. Notes(a)
6.750%	11/01/19	1,810	1,800,950
7.375%	11/01/22	1,705	1,577,125
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	585	620,350
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, REGS
5.750%	01/26/21	900	828,180
6.750%	08/06/23	1,100	1,014,970
7.125%	02/11/25	6,160	5,689,499
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	160	159,745
2.850%	06/15/20	1,751	1,786,885
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	1,920	1,932,363
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	3,191	3,221,394
4.250%	03/15/23	3,949	4,110,798
7.375%	11/15/31	844	1,025,095
FirstEnergy Solutions Corp.,
Gtd. Notes(a)
6.050%	08/15/21	879	940,563
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,754,335
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes(a)
3.450%	07/15/20	1,323	1,327,961

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23		1,245	$1,469,630
Sr. Sec’d. Notes, REGS
6.875%	06/21/23		500	590,213
Lamar Funding Ltd. (Oman),
Gtd. Notes, REGS
3.958%	05/07/25		900	806,850
NRG Energy, Inc.,
Gtd. Notes(a)
6.250%	07/15/22		195	181,350
6.625%	03/15/23		1,625	1,515,816
7.875%	05/15/21		100	99,625
8.250%	09/01/20		950	957,125
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A(a)
3.500%	10/09/18		7,450	7,058,555
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, REGS
5.250%	10/24/42		2,000	1,790,000
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	320,025

				55,645,771

Electrical Components & Equipment
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)
5.500%	06/15/25		1,025	1,030,125

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	749,455
3.875%	07/15/23		740	773,507
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22		1,985	1,988,627
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		2,135	2,158,301
5.875%	06/15/20		4,780	5,252,417
Keysight Technologies, Inc.,
Gtd. Notes(a)
4.550%	10/30/24		5,430	5,291,084

				16,213,391

Energy-Alternate Sources
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP	725	1,046,484
TerraForm Power Operating LLC,
Gtd. Notes, 144A(a)
5.875%	02/01/23		650	526,500
6.125%	06/15/25		450	351,000

				1,923,984

Engineering & Construction — 0.1%
CCCI Treasure Ltd. (China),
Gtd. Notes, REGS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Engineering & Construction (cont’d.)
3.500%(c)	12/29/49		1,260	$1,257,258
CRCC Yupeng Ltd. (China),
Gtd. Notes, REGS
3.950%(c)	02/28/49		770	785,521
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, REGS
4.375%	04/25/25		1,050	454,125
SBA Tower Trust,
First Mortgage, 144A
2.898%	10/15/44		2,670	2,682,634
MORTGAGE, 144A
2.933%	12/15/42		685	681,953
3.156%^	10/15/45		5,070	5,071,927
3.869%	10/15/49		4,755	4,745,773
Swissport Investments SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	12/15/21	EUR	175	209,567

				15,888,758

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes(a)
5.750%	06/15/25		3,075	3,144,187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		1,075	1,113,969
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21		950	990,375
Eldorado Resorts, Inc.,
Gtd. Notes(a)
7.000%	08/01/23		855	884,925
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	CAD	2,350	1,827,526
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		1,400	1,424,220
6.500%	02/15/25		1,025	1,014,750
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		350	356,125
Regal Entertainment Group,
Sr. Unsec’d. Notes(a)
5.750%	03/15/22		2,300	2,380,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sec’d. Notes, 144A
9.500%	06/15/19		223	229,690
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A(a)
7.000%	01/01/22		895	912,900
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		1,200	1,302,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	616,500
Snai SpA (Italy),
Sr. Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Entertainment (cont’d.)
7.625%	06/15/18	EUR	875	$1,019,162
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		1,468	1,501,030

				18,717,859

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.125%	06/01/21		1,300	1,314,625

Foods — 0.3%
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23		4,075	4,242,157
Boparan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	07/15/19	GBP	350	490,119
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	417,040
Cosan Luxembourg SA (Brazil),
Gtd. Notes, REGS
5.000%	03/14/23		600	524,940
Darling Ingredients, Inc.,
Gtd. Notes(a)
5.375%	01/15/22		2,025	2,071,838
Dean Foods Co.,
Gtd. Notes, 144A(a)
6.500%	03/15/23		1,025	1,054,469
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		1,525	1,509,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24		905	816,763
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20		2,750	2,781,416
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, REGS
9.500%	05/04/20		1,700	1,717,000
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		1,765	1,780,444
Gtd. Notes, RegS
7.750%	01/31/23		800	807,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24		1,075	1,125,203
Post Holdings, Inc.,
Gtd. Notes(a)
7.375%	02/15/22		1,200	1,269,000
Gtd. Notes, 144A(a)
6.750%	12/01/21		625	658,594
7.750%	03/15/24		300	329,250
8.000%	07/15/25		250	277,500
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		900	942,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Foods (cont’d.)
TreeHouse Foods, Inc.,
Gtd. Notes, 144A(a)
6.000%	02/15/24	1,250	$1,325,000
Tyson Foods, Inc.,
Gtd. Notes(a)
3.950%	08/15/24	7,480	7,974,114
4.500%	06/15/22	1,240	1,358,591
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19	825	847,687

			34,320,625

Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	325	312,609
Sr. Unsec’d. Notes, 144A
5.750%	07/15/23	1,700	1,604,375
Mercer International, Inc. (Canada),
Gtd. Notes(a)
7.000%	12/01/19	925	929,625
7.750%	12/01/22	400	398,500

			3,245,109

Gas
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	361	363,304
2.850%	11/15/20	2,610	2,653,684

			3,016,988

Hand/Machine Tools
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21	1,400	1,134,000
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	625	575,000

			1,709,000

Healthcare – Products — 0.2%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	215	220,267
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	575	429,094
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	400	414,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	3,865	4,330,937
Medtronic, Inc.,
Gtd. Notes
2.750%	04/01/23	1,265	1,298,301
4.625%	03/15/45	4,340	4,857,406
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	865	875,202

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare – Products (cont’d.)
3.300%	02/15/22		5,000	$5,096,830
4.150%	02/01/24		3,575	3,768,629
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17		550	549,816
2.000%	04/01/18		1,428	1,431,393

				23,271,875

Healthcare – Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		450	456,750
Gtd. Notes, 144A(a)
6.500%	03/01/24		1,025	1,066,000
Anthem, Inc.,
Sr. Unsec’d. Notes(a)
3.500%	08/15/24		5,935	6,006,689
4.650%	01/15/43		1,785	1,767,996
Centene Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.625%	02/15/21		325	338,813
6.125%	02/15/24		650	684,125
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22		3,520	3,176,800
Sr. Sec’d. Notes(a)
5.125%	08/01/21		1,175	1,189,687
HCA, Inc.,
Gtd. Notes(a)
7.500%	02/15/22		6,300	7,134,750
Sr. Sec’d. Notes
5.250%	06/15/26		1,125	1,153,125
5.875%	03/15/22		450	487,125
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		6,875	7,188,404
4.950%	10/01/44		4,510	4,615,872
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,864,070
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	188,575
8.750%	01/15/23		190	181,925
Molina Healthcare, Inc.,
Gtd. Notes, 144A
5.375%	11/15/22		1,300	1,335,750
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21		725	505,687
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		150	141,750
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	725,000
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	825	992,279

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare – Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		50	$53,250
Sr. Sec’d. Notes, 144A
4.134%(c)	06/15/20		425	421,813
Sr. Unsec’d. Notes(a)
6.750%	06/15/23		1,420	1,359,650
8.125%	04/01/22		2,290	2,355,837
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)
3.350%	07/15/22		2,101	2,235,063
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		1,025	1,060,875

				48,687,660

Holding Companies–Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		885	885,000
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17		1,000	1,050,000
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)
7.125%	03/15/23		1,785	1,897,455
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	949,140
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	EUR	340	412,278

				5,193,873

Home Builders
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	468,469
6.125%	04/01/25		700	686,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A(a)
5.875%	04/15/23		735	705,600
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		1,665	1,598,400
8.500%	11/15/20		1,425	1,462,170

				4,920,639

Home Furnishings
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, REGS
5.000%	04/03/23		1,400	1,327,256
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.625%	10/15/23		600	617,250

				1,944,506

Household Products/Wares
Central Garden & Pet Co.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Household Products/Wares (cont’d.)
6.125%	11/15/23	700	$728,000
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	700	760,200
Gtd. Notes, REGS
7.875%	10/28/19	200	217,200
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	1,125	1,195,313
6.625%	11/15/22	625	675,775

			3,576,488

Housewares — 0.1%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	795	789,671
5.500%	04/01/46	3,255	3,536,219
RSI Home Products, Inc.,
Sec’d. Notes, 144A(a)
6.500%	03/15/23	1,050	1,094,625
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	450	474,750

			5,895,265

Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes(a)
3.625%	11/15/24	8,175	8,517,099
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	6,255	6,293,581
American International Group, Inc.,
Sr. Unsec’d. Notes(a)
2.300%	07/16/19	1,031	1,041,618
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	517	529,209
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	205	226,744
Chubb INA Holdings, Inc.,
Gtd. Notes(a)
2.300%	11/03/20	3,315	3,370,198
4.350%	11/03/45	2,635	2,871,652
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	3,245	3,225,520
5.875%	08/15/20	5,305	5,921,123
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,875	1,917,187
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	975	960,375
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A(a)
8.125%	07/15/19	1,150	1,058,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)
4.850%	08/01/44	5,800	$5,547,944
5.000%	06/01/21	334	362,166
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	260	303,439
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	560,021
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	3,285	3,336,768
4.750%	02/08/21	820	911,202
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	594,054
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55	4,165	4,033,803
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	1,945	2,113,595
6.450%	11/15/19	4,179	4,692,039
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,052,261
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	313,136
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21	1,245	1,266,555
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	5,775	5,722,736
5.625%	09/15/20	991	1,094,556
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	1,425	1,425,000
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A(a)
8.250%	08/01/23	1,315	1,308,425

			70,570,006

Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Gtd. Notes
3.125%	11/28/21	3,050	3,108,261
Sr. Unsec’d. Notes
2.500%	11/28/19	12,900	13,015,455
Amazon.com, Inc.,
Sr. Unsec’d. Notes(a)
3.800%	12/05/24	9,160	10,036,026
4.950%	12/05/44	10,110	11,648,641
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	875	940,625
Baidu, Inc. (China),
Sr. Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Internet (cont’d.)
2.750%	06/09/19		3,805	$3,849,610
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		1,255	1,255,100
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A(a)
8.375%	06/01/23		1,105	1,138,703
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26		9,190	9,203,776
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	12/15/22		875	887,031
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.250%	07/01/19		1,390	1,561,144
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		875	913,281
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25		3,825	3,923,303
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20		2,335	2,373,686
3.375%	05/02/19		9,125	9,451,775
United Group BV (Netherlands),
Jr. Sub. Notes, 144A
7.875%	11/15/20	EUR	150	181,370
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR	550	665,024

				74,152,811

Investment Companies
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18		1,175	1,207,146

Iron/Steel
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(a)
10.850%	06/01/19		450	502,875
BlueScope Steel Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		825	829,125
Severstal OAO Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
5.900%	10/17/22		1,055	1,073,463

				2,405,463

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
5.875%	05/15/23	EUR	675	748,306
8.750%	05/15/18	EUR	584	669,753
ClubCorp Club Operations, Inc.,
Gtd. Notes, 144A(a)
8.250%	12/15/23		700	668,500
LTF Merger Sub, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Leisure Time (cont’d.)
8.500%	06/15/23	1,610	$1,561,700
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A(a)
5.250%	11/15/19	625	637,500
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.375%	04/15/23	500	513,125

			4,798,884

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A(a)
6.375%	04/01/26	1,250	1,296,875
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	1,670	1,635,860
Interval Acquisition Corp.,
Gtd. Notes, 144A(a)
5.625%	04/15/23	1,000	1,002,500
MGM Resorts International,
Gtd. Notes(a)
6.000%	03/15/23	2,625	2,716,875
6.625%	12/15/21	925	992,063
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20	950	938,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A(a)
5.875%	05/15/21	1,050	1,052,625
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	200	231,591
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	450	476,437

			10,342,951

Machinery-Construction & Mining
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	875	846,563
6.500%	04/01/20	75	72,375

			918,938

Media — 1.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	599	620,054
6.400%	12/15/35	1,960	2,398,125
6.900%	08/15/39	3,155	3,927,947
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	1,350	1,373,625
6.625%	02/15/23	290	290,725
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	630	603,225
Sr. Sec’d. Notes, 144A
8.125%	01/15/24	1,625	1,608,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
9.875%	12/15/20	1,595	$1,714,625
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A(a)
7.625%	02/15/25	2,175	2,082,563
7.750%	05/15/22	3,405	3,350,792
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	275	282,391
Altice US Finance II Corp.,
Sr. Sec’d. Notes, 144A(a)
7.750%	07/15/25	600	591,000
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	1,000	977,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	1,700	1,704,250
5.000%	04/01/24	1,675	1,681,281
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20	300	291,000
Cable One, Inc.,
Gtd. Notes, 144A
5.750%	06/15/22	425	431,375
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(a)
5.750%	09/01/23	575	596,563
5.750%	01/15/24	1,450	1,509,813
6.625%	01/31/22	3,925	4,131,063
Gtd. Notes, 144A(a)
5.875%	05/01/27	25	25,500
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	4,515	4,719,385
4.908%	07/23/25	14,055	14,825,439
6.384%	10/23/35	1,910	2,108,562
6.484%	10/23/45	8,345	9,285,698
CCOH Safari LLC,
Sr. Unsec’d. Notes, 144A(a)
5.750%	02/15/26	1,700	1,759,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.125%	12/15/21	825	769,313
6.375%	09/15/20	2,350	2,326,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	50	47,625
DISH DBS Corp.,
Gtd. Notes(a)
5.875%	07/15/22	300	284,250
6.750%	06/01/21	1,525	1,574,563
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	680	720,800
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18	30	15,900
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
7.125%	05/15/24	EUR	750	$928,102
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	582,187
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes(a)
9.750%	04/01/21		672	729,120
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		450	460,125
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19		475	472,625
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A(a)
6.875%	08/15/23		925	957,375
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23		2,850	3,049,500
10.875%	10/15/25		800	869,600
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes(a)
4.500%	10/01/20		850	869,125
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		1,250	1,211,875
Sinclair Television Group, Inc.,
Gtd. Notes(a)
6.125%	10/01/22		550	578,187
Sr. Unsec’d. Notes, 144A(a)
5.875%	03/15/26		550	563,063
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
6.000%	07/15/24		3,450	3,631,125
Sr. Sec’d. Notes, 144A(a)
5.250%	08/15/22		5,705	6,004,513
TEGNA, Inc.,
Gtd. Notes
5.125%	10/15/19		450	469,800
6.375%	10/15/23		1,250	1,343,750
Time Warner Cable, Inc.,
Gtd. Notes(a)
4.000%	09/01/21		759	794,229
6.550%	05/01/37		2,179	2,387,829
6.750%	07/01/18		295	324,566
6.750%	06/15/39		8,155	9,178,754
8.250%	04/01/19		2,842	3,308,585
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	509,447
5.375%	10/15/41		556	595,498
6.200%	03/15/40		320	367,181
Townsquare Media, Inc.,
Gtd. Notes, 144A(a)
6.500%	04/01/23		1,200	1,150,500
Trader Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		425	440,937

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Tribune Media Co.,
Gtd. Notes, 144A(a)
5.875%	07/15/22		2,150	$2,100,507
Unitymedia GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.125%	01/15/25		1,050	1,091,349
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,075	1,072,313
Univision Communications, Inc.,
Gtd. Notes, 144A(a)
8.500%	05/15/21		875	892,500
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		1,375	1,368,125
5.125%	02/15/25		510	503,625
6.750%	09/15/22		426	451,560
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	CHF	825	922,596
6.750%	03/15/23	EUR	200	245,778
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		315	333,113
Videotron Ltd. (Canada),
Gtd. Notes(a)
5.000%	07/15/22		1,700	1,759,500
Gtd. Notes, 144A
6.875%	07/15/21	CAD	475	380,366
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24		450	462,375
6.375%	04/15/23		200	208,000
7.000%	04/15/23	GBP	625	924,583
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		875	875,000
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		975	950,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,290	1,273,875
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		1,275	1,275,000
13.375%	10/15/19		1,050	1,029,000
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		525	514,500

				129,041,590

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes(a)
6.150%	08/15/20		5,075	5,278,000
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		400	408,000
7.875%	11/01/20		775	654,875

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
ALROSA Finance SA (Russia),
Gtd. Notes, REGS
7.750%	11/03/20		1,100	$1,199,000
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, REGS
6.150%	10/24/36		1,250	1,371,740
Constellium NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.875%	04/01/21		1,600	1,598,608
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes(a)
4.500%	09/16/25		4,300	4,382,530
Eldorado Gold Corp. (Canada),
Gtd. Notes, 144A
6.125%	12/15/20		850	775,625
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		275	243,375
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, REGS
5.500%	11/13/23		1,000	1,026,250
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20		850	603,500
Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18		521	349,070
Sr. Sec’d. Notes
9.000%	10/15/17		800	688,000
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		1,140	1,088,700
Nyrstar Netherlands Holdings BV (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19	EUR	825	835,974
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A
8.250%	05/31/20		1,595	1,351,763
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21		500	518,953
3.750%	06/15/25		2,225	2,168,429
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
3.500%	03/22/22		1,485	1,491,825

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, REGS
6.000%	01/31/19	1,450	$980,563

			27,014,780

Miscellaneous Manufacturing
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)
7.500%	03/15/18	2,000	1,970,000
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23	405	436,649

			2,406,649

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22	925	977,605

Oil & Gas — 1.5%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	850	920,366
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19	240	268,164
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes(a)
6.250%	03/15/38	325	298,945
6.450%	06/30/33	665	615,337
6.500%	02/15/37	150	140,381
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	475	476,671
6.750%	11/15/39	25	23,936
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	870	898,701
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,056,229
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,073,325
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,008,172
Concho Resources, Inc.,
Gtd. Notes(a)
5.500%	04/01/23	1,825	1,788,500
6.500%	01/15/22	175	174,563
7.000%	01/15/21	900	909,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	950	909,625
7.750%	02/15/23	1,825	1,765,687
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	05/15/19	865	863,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes(a)
4.875%	11/15/21	2,375	$2,272,849
8.125%	06/01/19	2,915	3,141,189
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
4.950%	07/19/22	800	780,629
7.288%	08/16/37	980	1,065,750
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	955	888,150
7.750%	11/01/20	500	500,000
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	400	368,552
7.125%	03/15/33	185	186,077
7.875%	10/01/29	1,500	1,631,195
8.125%	02/15/19	115	126,350
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
5.750%	04/30/43	5,850	4,943,250
6.375%	04/09/21	200	205,524
7.000%	05/05/20	5,375	5,643,750
9.125%	07/02/18	2,800	3,052,700
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	200	168,000
Lukoil International Finance BV (Russia),
Gtd. Notes, REGS
4.563%	04/24/23	1,400	1,336,706
Matador Resources Co.,
Gtd. Notes(a)
6.875%	04/15/23	2,350	2,250,125
Murphy Oil Corp.,
Sr. Unsec’d. Notes
2.500%	12/01/17	675	632,833
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)
5.375%	01/01/26	425	386,750
5.625%	07/01/24	250	234,375
5.750%	01/30/22	2,025	1,973,747
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)
4.150%	12/15/21	6,065	6,054,586
8.250%	03/01/19	90	99,046
Pacific Exploraation and Production Corp. (Colombia),
Gtd. Notes, REGS
5.375%	01/26/19	1,245	211,650
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A
5.625%	01/19/25	500	85,000
Gtd. Notes, REGS
5.125%	03/28/23	325	55,250
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)
7.500%	02/15/22	1,675	1,666,625
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44	1,645	1,598,381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, REGS
4.300%	05/20/23		1,160	$1,131,507
5.625%	05/20/43		9,525	8,389,020
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.750%	01/15/18	EUR	540	554,571
2.762%(c)	01/15/19		830	674,458
3.000%	01/15/19		5,545	4,765,506
4.875%	03/17/20		825	686,565
5.375%	01/27/21		5,375	4,443,136
5.625%	05/20/43		2,908	1,890,200
6.750%	01/27/41		1,120	805,280
6.850%	06/05/15		847	590,783
6.875%	01/20/40		200	144,000
7.875%	03/15/19		1,950	1,870,050
Gtd. Notes, MTN
4.875%	03/07/18	EUR	500	529,116
6.250%	12/14/26	GBP	500	495,926
Gtd. Notes, REGS
3.250%	04/01/19	EUR	300	286,910
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, REGS
5.250%	04/12/17		19,825	10,120,663
5.375%	04/12/27		10,680	3,389,832
6.000%	05/16/24		600	186,300
6.000%	11/15/26		1,500	462,750
8.500%	11/02/17		7,050	3,736,500
9.000%	11/17/21		4,195	1,557,394
Sr. Unsec’d. Notes, REGS(a)
5.125%	10/28/16		5,474	4,269,821
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)
3.500%	07/18/18		3,160	3,202,660
4.250%	01/15/25		5,150	4,770,187
4.875%	01/24/22		1,550	1,538,375
5.500%	01/21/21		2,000	2,075,000
5.500%	06/27/44		16,810	13,967,429
5.625%	01/23/46		6,110	5,134,844
6.375%	01/23/45		600	556,200
6.500%	06/02/41		17,941	16,891,451
6.625%	06/15/35		1,050	1,008,000
7.190%	09/12/24	MXN	3,700	185,585
Gtd. Notes, 144A
5.500%	02/04/19		215	225,213
6.375%	02/04/21		195	207,967
6.875%	08/04/26		1,650	1,786,125
Gtd. Notes, MTN
3.500%	07/23/20		4,985	4,885,300
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		440	452,980
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20		150	169,571
Pride International, Inc.,
Gtd. Notes
8.500%	06/15/19		365	312,987
Range Resources Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
4.875%	05/15/25	1,175	$1,028,125
Rowan Cos., Inc.,
Gtd. Notes
5.000%	09/01/17	95	91,455
7.875%	08/01/19	1,095	1,022,014
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A(a)
6.750%	05/01/23	775	730,437
8.250%	05/15/20	2,234	2,239,585
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	4,530	4,571,998
3.250%	05/11/25	11,475	11,583,278
Southwestern Energy Co.,
Sr. Unsec’d. Notes(a)
7.500%	02/01/18	800	670,000
Transocean, Inc.,
Gtd. Notes
5.800%	12/15/16	136	135,592
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)
5.250%	01/15/17	750	738,750
5.250%	09/15/24	50	34,750
6.000%	01/15/22	1,725	1,259,250
7.500%	08/01/20	1,200	936,000
8.250%	08/01/23	650	503,750
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	1,480	1,481,850
Sr. Unsec’d. Notes, REGS
8.500%	07/28/25	775	755,237
8.875%	12/19/18	500	519,000

			194,400,971

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21	430	305,300
6.000%	10/01/22	1,040	748,800
CGG SA (France),
Gtd. Notes(g)
6.500%	06/01/21	325	131,625
6.875%	01/15/22	1,200	468,000
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	275	236,830
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A(a)
3.000%	12/21/20	4,240	4,298,660
4.000%	12/21/25	7,965	8,223,305
SESI LLC,
Gtd. Notes
7.125%	12/15/21	2,150	1,623,250
Weatherford International LLC,
Gtd. Notes
6.350%	06/15/17	1,708	1,690,920
Weatherford International Ltd.,
Gtd. Notes(a)
6.750%	09/15/40	1,025	727,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas Services (cont’d.)
9.625%	03/01/19	500	$498,750

			18,953,190

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.800%	05/14/18	1,949	1,962,089
2.500%	05/14/20	5,720	5,823,372
3.600%	05/14/25	535	561,599
Actavis Funding SCS,
Gtd. Notes
1.850%	03/01/17	1,876	1,885,022
2.350%	03/12/18	1,323	1,338,627
3.000%	03/12/20	3,546	3,646,026
3.450%	03/15/22	3,834	3,980,294
3.800%	03/15/25	4,938	5,139,189
4.550%	03/15/35	2,165	2,230,621
Actavis, Inc.,
Gtd. Notes(a)
1.875%	10/01/17	169	169,721
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes(a)
3.250%	03/01/25	1,380	1,399,374
Cardinal Health, Inc.,
Sr. Unsec’d. Notes(a)
3.750%	09/15/25	2,050	2,166,670
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	700	696,500
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)
6.000%	07/15/23	1,000	941,250
6.000%	02/01/25	1,500	1,406,250
Express Scripts Holding Co.,
Gtd. Notes(a)
3.300%	02/25/21	580	594,510
4.500%	02/25/26	11,935	12,357,105
4.750%	11/15/21	1,254	1,362,396
JLL/Delta Dutch Pledgeco BV (Netherlands),
Sr. Unsec’d. Notes, PIK, 144A
8.750%	05/01/20	1,350	1,316,250
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	2,420	2,569,510
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	295	312,492
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18	5,075	5,070,118
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	12/15/21	200	203,862
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	2,854	2,974,416
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)
5.375%	03/15/20	1,355	1,104,325

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
5.875%	05/15/23	3,925	$3,076,219
6.125%	04/15/25	370	284,900
6.375%	10/15/20	2,850	2,365,500
7.000%	10/01/20	475	399,000
7.250%	07/15/22	825	660,000

			67,997,207

Pipelines — 0.4%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,032,419
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
2.450%	06/01/18	146	144,534
3.300%	06/01/20	696	691,700
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	509	483,150
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	5,110	4,909,673
9.000%	04/15/19	875	933,587
9.700%	03/15/19	500	552,876
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	159	159,424
5.100%	02/15/45	7,115	6,905,926
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	3,330	3,164,636
5.950%	02/15/18	1,115	1,167,122
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	2,215	2,315,971
Kinder Morgan, Inc.,
Gtd. Notes(a)
3.050%	12/01/19	3,505	3,450,680
4.300%	06/01/25	5,690	5,412,243
MPLX LP,
Gtd. Notes, 144A
4.500%	07/15/23	1,125	1,037,447
Sr. Unsec’d. Notes
4.000%	02/15/25	109	93,980
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	125	110,000
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20	120	115,566
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/18	6,925	7,217,297
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes(a)
6.250%	03/15/22	1,275	1,247,906
Spectra Energy Capital LLC,
Gtd. Notes(a)
3.300%	03/15/23	500	442,722

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	100	$100,393
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)
4.250%	11/15/23	1,900	1,667,250
5.250%	05/01/23	1,100	1,014,750
Gtd. Notes, 144A(a)
6.750%	03/15/24	1,265	1,242,863
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes(a)
4.875%	01/15/26	6,260	6,612,112
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	3,934,030
5.375%	06/01/21	467	451,883

			57,612,140

Real Estate — 0.2%
Agile Property Holdings Ltd. (China),
Gtd. Notes, REGS
8.875%	04/28/17	900	906,480
9.875%	03/20/17	550	572,665
American Campus Communities Operating Partnership LP,
Gtd. Notes(a)
3.750%	04/15/23	144	145,688
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	1,060	938,100
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	521	429,043
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,469,630
5.000%	03/15/23	3,600	3,681,796
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes, REGS
12.250%	04/15/18	1,380	1,471,057
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22	900	929,250
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	1,720	1,694,200
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes, REGS
2.375%	05/21/19	5,052	5,064,014
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	1,605	1,607,407
KWG Property Holding Ltd. (China),
Gtd. Notes, REGS
13.250%	03/22/17	1,200	1,296,000
Longfor Properties Co. Ltd. (China),
Gtd. Notes, REGS
6.750%	01/29/23	975	1,029,787
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
5.250%	12/01/21	550	$567,875
Shimao Property Holdings Ltd. (Hong Kong),
Gtd. Notes, REGS
8.125%	01/22/21	990	1,079,231
8.375%	02/10/22	450	491,600

			23,373,823

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	156,712
4.600%	04/01/22	94	101,310
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	500	502,543
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	255	266,257
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	4,870	5,053,375
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	3,885	3,791,282
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)
3.400%	02/15/21	2,210	2,242,933
4.450%	02/15/26	3,370	3,503,951
4.875%	04/15/22	800	856,160
5.250%	01/15/23	1,675	1,806,906
DDR Corp.,
Sr. Unsec’d. Notes(a)
4.250%	02/01/26	3,815	3,876,280
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	208,521
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	1,625	1,702,187
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	1,250	1,301,563
5.375%	04/01/23	850	879,750
5.750%	01/01/25	300	315,000
5.875%	01/15/26	1,275	1,344,487
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	1,400	1,404,043
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	483,154
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	457	471,831
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	549	608,017
HCP, Inc.,
Sr. Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.875%	08/15/24		1,500	$1,447,717
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,140,919
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	435,789
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22	EUR	500	727,099
Iron Mountain, Inc.,
Gtd. Notes, 144A(a)
6.000%	10/01/20		2,100	2,212,875
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22		745	755,189
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	123,284
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	03/01/24		975	1,026,187
6.875%	05/01/21		325	336,781
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25		254	246,608
4.950%	04/01/24		210	213,882
5.250%	01/15/26		930	948,302
PLA Administradora Industrial S de RL de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	11/10/22		1,200	1,158,000
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	133,750
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	4,999,833
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, REGS
5.250%	12/15/24		1,300	1,322,750
Ventas Realty LP,
Gtd. Notes(a)
3.500%	02/01/25		203	199,491
4.125%	01/15/26		264	271,091
4.375%	02/01/45		121	110,999
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	176,270
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		7,515	7,675,926
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	95,539
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		76	78,985

				56,713,528

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A(a)
4.625%	01/15/22		1,275	$1,297,313
CVS Health Corp.,
Sr. Unsec’d. Notes(a)
2.800%	07/20/20		3,685	3,824,488
3.500%	07/20/22		2,725	2,920,955
3.875%	07/20/25		8,155	8,800,264
Sr. Unsec’d. Notes, 144A(a)
5.000%	12/01/24		1,574	1,804,487
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20		350	366,187
5.750%	03/01/23		3,415	3,619,900
Douglas GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.250%	07/15/22	EUR	650	791,041
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22		425	420,750
Gtd. Notes, 144A(a)
5.250%	12/15/23		450	444,375
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A(a)
6.500%	04/15/19		1,000	900,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(a)
3.350%	09/15/25		1,650	1,787,980
Kirk Beauty One GmbH (Germany),
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23	EUR	425	502,953
Men’s Wearhouse, Inc. (The),
Gtd. Notes(a)
7.000%	07/01/22		825	699,187
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22	GBP	600	846,236
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A
8.000%	07/01/23	GBP	235	324,051
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,081,695
4.625%	09/15/21		690	756,399
4.875%	01/14/21		1,870	2,045,384
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19		2,025	1,721,250
Penske Automotive Group, Inc.,
Gtd. Notes(a)
5.750%	10/01/22		1,800	1,836,000
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	226,250
QVC, Inc.,
Sr. Sec’d. Notes(a)
3.125%	04/01/19		8,345	8,370,853
4.375%	03/15/23		9,440	9,231,518
4.450%	02/15/25		2,040	1,972,058

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
4.850%	04/01/24	3,225	$3,205,905
5.125%	07/02/22	1,115	1,169,914
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	475	501,719
Gtd. Notes, 144A(a)
6.125%	04/01/23	2,750	2,915,000
SM Investments Corp. (Philippines),
Sr. Unsec’d. Notes, REGS
4.250%	10/17/19	1,331	1,380,267
Sonic Automotive, Inc.,
Gtd. Notes(a)
5.000%	05/15/23	1,675	1,649,875
7.000%	07/15/22	500	527,500
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	550	576,125
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	179	179,397

			69,697,276

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)
3.900%	07/21/25	8,950	9,446,081

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	875	700,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A(a)
5.250%	08/01/23	725	592,687
Microsemi Corp.,
Gtd. Notes, 144A(a)
9.125%	04/15/23	1,100	1,207,250
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	400	419,000
5.750%	03/15/23	575	608,063
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A(a)
6.250%	02/15/26	1,575	1,677,375

			5,204,375

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A(a)
5.000%	11/15/25	725	758,531

Software — 0.1%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	3,925	4,209,563
BMC Software, Inc.,
Sr. Unsec’d. Notes
7.250%	06/01/18	125	111,250
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
3.700%	03/01/21	1,240	1,289,030

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Software (cont’d.)
First Data Corp.,
Gtd. Notes, 144A(a)
7.000%	12/01/23		7,575	$7,650,750
Sr. Sec’d. Notes, 144A(a)
5.375%	08/15/23		1,625	1,665,625
MSCI, Inc.,
Gtd. Notes, 144A(a)
5.250%	11/15/24		525	542,063
5.750%	08/15/25		925	973,563
Rackspace Hosting, Inc.,
Gtd. Notes, 144A(a)
6.500%	01/15/24		1,075	1,053,500
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23		1,150	1,187,375

				18,682,719

Telecommunications — 0.9%
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	GBP	2,150	3,311,678
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	10/01/19		200	226,047
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		1,125	1,217,813
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,945	10,252,808
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24		1,725	1,729,313
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		75	76,875
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A(a)
6.000%	06/15/25		1,725	1,741,172
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	415,623
3.663%	05/15/45		4,425	4,494,207
6.113%	01/15/40		3,409	3,761,273
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		920	715,208
8.250%	09/30/20		1,450	1,243,375
Sr. Unsec’d. Notes, REGS(a)
8.250%	09/30/20		1,500	1,286,250
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A(a)
6.000%	04/15/21		1,635	1,463,325
EarthLink Holdings Corp.,
Sr. Sec’d. Notes
7.375%	06/01/20		300	310,500
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A(a)
8.875%	09/15/20		1,125	1,168,594

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19		630	$590,025
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45		5,190	5,107,064
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		610	680,150
Sr. Sec’d. Notes
6.500%	06/15/19		609	670,661
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		850	875,500
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes(a)
5.750%	12/01/22		650	671,125
Level 3 Financing, Inc.,
Gtd. Notes(a)
5.125%	05/01/23		350	353,937
5.375%	08/15/22		3,230	3,280,097
5.375%	05/01/25		115	116,437
5.625%	02/01/23		1,175	1,207,313
6.125%	01/15/21		175	183,313
7.000%	06/01/20		525	547,680
Gtd. Notes, 144A
5.250%	03/15/26		325	327,437
5.375%	01/15/24		1,675	1,695,937
OTE PLC (Greece),
Gtd. Notes, MTN
7.875%	02/07/18	EUR	750	913,201
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, REGS
5.750%	04/17/22		400	450,082
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25		1,770	1,842,646
Sable International Finance Ltd.,
Gtd. Notes, 144A
6.875%	08/01/22		1,400	1,400,000
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		925	966,625
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,629,429
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes, REGS
3.875%	04/08/23		1,000	974,939
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		700	547,750
Sprint Communications, Inc.,
Sr. Unsec’d. Notes(a)
11.500%	11/15/21		1,300	1,157,000
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22		1,100	1,062,025
Telecom Italia Capital SA (Italy),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
7.175%	06/18/19		1,385	$1,558,125
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	850	1,338,956
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23		150	163,880
T-Mobile USA, Inc.,
Gtd. Notes(a)
6.000%	03/01/23		4,035	4,120,744
6.000%	04/15/24		900	911,250
6.375%	03/01/25		885	906,019
6.500%	01/15/24		460	478,400
6.500%	01/15/26		3,150	3,272,063
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		1,066	1,096,848
3.450%	03/15/21		1,958	2,078,213
4.862%	08/21/46		8,085	8,525,802
5.012%	08/21/54		5,000	5,016,145
6.400%	09/15/33		15,985	19,661,534
6.550%	09/15/43		603	794,288
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		550	571,313
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, REGS
7.748%	02/02/21		300	321,006
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19		290	292,233
7.504%	03/01/22		225	237,094
Gtd. Notes, REGS
7.504%	03/01/22		500	526,875
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		2,535	2,294,175
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		1,520	1,436,400

				116,265,797

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes(a)
6.250%	06/01/21		825	829,125

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		1,785	1,874,250
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes(a)
5.150%	09/01/43		4,745	5,548,556

				7,422,806

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,168,504
2.500%	07/30/19		2,215	2,198,494

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Trucking & Leasing (cont’d.)
3.250%	03/30/25		1,775	$1,647,021
3.500%	07/15/16		3,550	3,571,169
4.850%	06/01/21		635	674,768

				11,259,956

TOTAL CORPORATE OBLIGATIONS (cost $1,785,368,688)				1,791,298,470

FOREIGN GOVERNMENT BONDS — 2.6%
Argentina Bonar Bonds (Argentina),
Unsec’d. Notes
8.750%	05/07/24		2,600	2,706,238
Brazil Notas do Tesouro Nacional (Brazil),
Unsec’d. Notes
6.000%	08/15/20	BRL	750	590,211
6.000%	05/15/23	BRL	750	587,963
9.762%	01/01/21	BRL	17,500	4,308,687
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
8.250%	01/20/34		480	536,400
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, REGS
6.000%	01/26/24		4,060	4,418,254
6.625%	07/14/20		660	725,010
6.750%	11/05/19		3,550	3,894,847
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, REGS
4.489%	11/25/24		3,200	3,145,600
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, REGS, 144A
3.375%	07/17/17	EUR	1,390	1,470,878
4.750%	04/17/19	EUR	1,190	1,189,011
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, REGS
5.375%	07/23/24		3,350	3,073,625
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		3,084	3,161,100
7.875%	07/28/45		1,115	1,131,725
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
6.500%	06/10/21	MXN	20,000	1,215,681
7.500%	06/03/27	MXN	6,500	417,497
7.750%	11/13/42	MXN	113,100	7,371,186
10.000%	12/05/24	MXN	14,450	1,073,691
Mexican Udibonos (Mexico),
Sr. Unsec’d. Notes
4.500%	12/04/25	TM9	5,600	1,994,588
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		2,400	2,478,000
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/25		910	967,591
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, REGS
4.350%	09/10/24		5,100	5,100,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	$1,774,209
Unsec’d. Notes(a)
1.300%	04/03/17		2,125	2,134,796
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,150,428
2.500%	09/10/21		7,495	7,736,107
Republic of Argentine (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,000	1,028,000
Republic of Albania (Albania),
Unsec’d. Notes, REGS
5.750%	11/12/20	EUR	4,305	5,131,357
Republic of Angola (Angola),
Sr. Unsec’d. Notes, 144A
9.500%	11/12/25		225	204,750
Sr. Unsec’d. Notes, REGS
9.500%	11/12/25		1,500	1,365,000
Republic of Argentine (Argentina),
Sr. Unsec’d. Notes(i)
2.260%(c)	12/31/38	EUR	1,005	671,860
2.500%	12/31/38		3,500	2,336,250
7.000%	04/17/17		19,110	19,250,426
7.820%	12/31/33	EUR	1,177	1,486,090
8.280%	12/31/33		7,950	9,499,719
8.750%	06/02/17		3,935	4,653,137
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		2,410	2,434,100
4.854%	02/06/24		5,235	5,490,468
5.603%	07/20/20		1,095	1,201,763
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		13,275	12,179,813
4.875%	01/22/21		1,650	1,666,500
5.000%	01/27/45		7,070	5,656,000
5.625%	01/07/41		4,970	4,286,625
6.000%	04/07/26		4,100	4,161,500
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		5,345	4,970,850
5.625%	02/26/44		1,900	1,890,500
6.125%	01/18/41		1,365	1,433,250
7.000%	05/04/22	COP	5,205,000	1,669,046
10.000%	07/24/24	COP	4,500,000	1,682,358
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes, REGS
5.500%	04/04/23		1,300	1,371,651
6.375%	03/24/21		840	917,700
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		1,550	1,550,000
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		810	810,000
6.850%	01/27/45		845	836,550
6.875%	01/29/26		475	504,687
Sr. Unsec’d. Notes, REGS
6.850%	01/27/45		4,470	4,425,300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes, REGS
5.875%	01/30/25		950	$819,375
7.650%	06/15/35		600	525,000
Unsec’d. Notes, 144A
6.375%	01/18/27		1,575	1,362,375
Republic of Gabonese (Gabon),
Unsec’d. Notes, REGS
6.375%	12/12/24		3,100	2,573,000
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, REGS(g)
5.310%	05/12/30		523	277,137
Republic of Hungary (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,100	1,249,666
7.625%	03/29/41		3,400	4,814,400
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
8.250%	07/15/21	IDR	17,000,000	1,326,974
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		8,600	8,669,368
4.875%	05/05/21		2,710	2,917,868
5.250%	01/17/42		1,000	1,004,884
Sr. Unsec’d. Notes, REGS
3.375%	04/15/23		5,200	5,080,098
3.750%	04/25/22		760	766,130
4.625%	04/15/43		5,000	4,709,365
4.875%	05/05/21		1,528	1,645,204
5.250%	01/17/42		290	291,416
8.500%	10/12/35		725	981,699
Republic of Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24		450	412,875
6.375%	03/03/28		235	222,075
Sr. Unsec’d. Notes, REGS
5.750%(c)	12/31/32		2,850	2,629,125
6.375%	03/03/28		800	756,000
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25		4,155	4,601,663
8.000%	06/24/19		595	642,600
8.500%	11/16/21		162	172,515
Unsec’d. Notes
10.625%	06/20/17		1,100	1,193,500
Republic of Kenya (Kenya),
Sr. Unsec’d. Notes, REGS
6.875%	06/24/24		2,100	1,979,250
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes(a)
3.600%	01/30/25		3,150	3,213,000
4.125%	01/21/26		470	492,795
4.600%	01/23/46		3,300	3,217,500
5.750%	10/12/2110		876	886,950
6.050%	01/11/40		1,176	1,378,860
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		5,406	5,392,485
Republic of Mongolia (Mongolia),
Sr. Unsec’d. Notes, REGS
5.125%	12/05/22		920	713,447

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		4,845	$4,946,745
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19		2,600	2,717,278
7.250%	04/15/19		200	210,315
Sr. Unsec’d. Notes, REGS
8.250%	04/15/24		1,200	1,274,530
Republic of Peru (Peru),
Unsec’d. Notes, REGS
5.700%	08/12/24	PEN	4,000	1,132,245
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		2,940	2,935,708
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, REGS
4.875%	02/25/20		8,865	9,000,794
5.250%	11/21/17		975	1,005,500
6.750%(c)	11/01/24		476	491,387
7.250%	09/28/21		4,460	4,984,050
Unsec’d. Notes, 144A
5.875%	12/03/18		640	669,299
Unsec’d. Notes, REGS
5.875%	12/03/18		3,375	3,529,507
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		1,300	1,498,835
Sr. Unsec’d. Notes, REGS
5.250%	02/18/24		1,400	1,568,000
5.850%	05/10/23		2,595	2,991,905
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes(a)
5.875%	09/16/25		5,250	5,679,713
8.000%	12/21/18	ZAR	8,700	582,952
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,132,422
Sr. Unsec’d. Notes, REGS
6.125%	06/03/25		850	777,537
6.250%	10/04/20		800	792,200
6.250%	07/27/21		400	390,153
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43		1,200	1,113,300
5.125%	03/25/22		1,000	1,051,190
5.625%	03/30/21		2,425	2,616,342
6.000%	01/14/41		6,025	6,497,601
6.250%	09/26/22		850	945,200
6.750%	05/30/40		2,875	3,371,225
8.000%	02/14/34		900	1,176,768
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%^	06/17/16		400	300,213
7.750%	09/01/22		2,287	2,092,605
7.750%	09/01/23		2,077	1,878,854
7.750%	09/01/24		2,077	1,856,734
7.750%	09/01/25		2,077	1,841,157
Sr. Unsec’d. Notes, REGS
7.750%	09/01/19		1,700	1,599,615

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes, 144A
Zero(c)	05/31/40	4,496	$1,469,652
7.750%	09/01/20	2,443	2,291,412
7.750%	09/01/21	2,287	2,117,167
7.750%	09/01/26	2,077	1,832,703
7.750%	09/01/27	2,077	1,833,056
Unsec’d. Notes, REGS
7.750%	09/01/26	1,450	1,279,451
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes, REGS
7.650%	04/21/25	2,620	871,150
8.250%	10/13/24	1,450	493,000
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes, 144A(g)
4.800%	11/19/24	2,200	2,205,368
Sr. Unsec’d. Notes, REGS(g)
4.800%	11/19/24	800	801,952
Republic of Zambia (Zambia),
Unsec’d. Notes, REGS
5.375%	09/20/22	480	364,800
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, REGS
4.500%	04/04/22	7,600	7,785,759
7.500%(c)	03/31/30	2,439	2,976,418
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, REGS
3.500%	01/16/19	3,800	3,819,623
4.875%	09/16/23	5,800	6,057,346
5.625%	04/04/42	1,800	1,819,598
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	358,117
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	295	242,637

TOTAL FOREIGN GOVERNMENT BONDS (cost $350,392,401)			351,308,260

MUNICIPAL BONDS — 0.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,141,387
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,772,221
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,979,827
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,456,977
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	371,825
State of California,
General Obligation Unlimited
7.300%	10/01/39	600	877,878
7.550%	04/01/39	2,475	3,780,241
7.600%	11/01/40	195	302,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
7.625%	03/01/40	2,990	$4,572,188
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,445,958

			28,700,547

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,294,510

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	151,726

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,103,591
2.995%	07/01/20	3,695	3,819,595

			5,923,186

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	632,842
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,506,951
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	6,225	5,832,389
5.365%	03/01/17	20	20,617
5.877%	03/01/19	1,250	1,344,600
6.725%	04/01/35	1,415	1,500,126

			11,837,525

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,435,853
5.888%	07/01/43	2,120	2,756,360

			4,192,213

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,643,170
6.271%	12/01/37	2,630	3,531,196
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,966,861
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,138,189
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,114,284
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	360,005

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	$6,079,630
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,834,505

			25,667,840

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,153,530
2.003%	07/01/18	115	116,479
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,098,923

			7,368,932

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,260,735

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	74,402

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	2,625	1,811,276

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,610,278

Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,972,825

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,555,251

Variable Rate
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	818,205

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,391,821
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,754,225
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,275,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Virginia (cont’d.)
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	$1,933,431

			6,355,342

TOTAL MUNICIPAL BONDS (cost $99,856,297)			104,594,793

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.943%(c)	02/25/34	26	24,393
Series 2004-D, Class 2A2
2.716%(c)	05/25/34	10	9,825
Series 2004-H, Class 2A2
2.822%(c)	09/25/34	20	19,417
Series 2004-I, Class 3A2
2.840%(c)	10/25/34	7	7,058
Series 2005-J, Class 2A1
2.918%(c)	11/25/35	107	98,170
Series 2005-J, Class 3A1
3.008%(c)	11/25/35	24	22,802
Credit Suisse Mortgage Trust,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	9	9,429
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.270%(c)	09/19/44	1,760	1,614,659
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1(x)
2.386%(c)	11/25/24	1,955	1,964,371
Series 2014-C04, Class 2M1(x)
2.536%(c)	11/25/24	898	902,674
Series 2015-C01, Class 1M1(x)
1.936%(c)	02/25/25	441	441,639
Series 2015-C01, Class 2M1(x)
1.936%(c)	02/25/25	54	53,867
Series 2016-C01, Class 2M1
2.533%(c)	08/25/28	8,503	8,492,249
Series 2016-C02, Class 1M1
2.588%(c)	09/25/28	2,600	2,602,870
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
2.130%(c)	10/18/54	312	312,549
Series 2012-1A, Class 3A1, 144A
2.120%(c)	10/18/54	2,541	2,561,757
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2(x)
2.836%(c)	08/25/24	2,547	2,568,831
Series 2014-HQ2, Class M2(x)
2.636%(c)	09/25/24	2,425	2,394,485
Series 2014-HQ3, Class M2(x)
3.086%(c)	10/25/24	1,665	1,681,990
Series 2015-DN1, Class M2(x)
2.836%(c)	01/25/25	3,320	3,362,368
Series 2015-DNA1, Class M2(x)
2.286%(c)	10/25/27	4,325	4,277,661
Series 2015-HQ1, Class M2(x)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.636%(c)	03/25/25	2,755	$2,764,072
Series 2015-HQ2, Class M2(x)
2.386%(c)	05/25/25	2,705	2,632,699
Series 2015-HQA1, Class M2(x)
3.086%(c)	03/25/28	4,050	4,044,932
Series 2016-DNA1, Class M2
3.336%(c)	07/25/28	2,235	2,251,951
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	572	22,370
Series 2010-103, Class IN, IO
4.500%	02/20/39	554	23,530
Series 2010-164, Class MI, IO
4.000%	09/20/37	3,626	181,495
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,012	79,371
Series 2011-88, Class EI, IO
4.500%	11/20/39	872	66,679
Series 2012-94, Class BI, IO
4.000%	05/20/37	3,975	560,347
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,466	228,165
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, RMBSMT 0, 144A
2.822%(c)	10/15/54	1,250	1,272,125
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.602%(c)	09/25/35	58	57,019
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.706%(c)	01/25/34	20	19,870
Series 2004-G, Class A3
2.727%(c)	06/25/34	99	98,864

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,865,473)			47,726,553

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corp.
2.265%(c)	04/01/37	218	229,848
2.475%(c)	07/01/35	13	13,970
2.500%	05/01/28	2,673	2,754,207
2.535%(c)	09/01/32	1	832
2.591%(c)	03/01/36	26	27,646
2.598%(c)	01/01/36	4	4,657
2.618%(c)	02/01/37	124	129,956
2.664%(c)	01/01/37	16	16,722
2.675%(c)	02/01/37	45	46,874
2.682%(c)	02/01/35	65	67,992
2.775%(c)	11/01/35	13	13,496
2.855%(c)	02/01/37	61	64,378
3.000%	11/01/42-07/01/45	32,223	33,043,670
3.052%(c)	02/01/37	66	70,274
3.500%	04/01/42-06/01/45	27,635	28,967,974
4.000%	06/01/24-05/01/43	16,311	17,481,889
4.500%	04/01/19-03/01/44	19,648	21,387,600
5.000%	10/01/18-07/01/41	7,940	8,802,231
5.500%	12/01/18-06/01/41	3,604	4,048,134

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.831%(c)	12/01/36	2	$2,069
6.000%	10/01/32-08/01/38	858	987,165
6.024%(c)	10/01/36	9	9,271
6.074%(c)	10/01/36	13	13,185
6.079%(c)	11/01/36	10	10,260
6.421%(c)	08/01/36	8	8,433
6.500%	08/01/36-09/01/39	169	195,148
7.000%	06/01/32	5	5,030
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.426%	08/25/17	980	982,499
1.875%	04/25/22	1,705	1,722,524
Federal National Mortgage Assoc.
2.236%(c)	12/01/35	5	5,244
2.274%(c)	07/01/35	26	27,705
2.375%(c)	08/01/37	56	58,642
2.416%(c)	12/01/35	25	26,061
2.449%(c)	08/01/36	39	41,676
2.500%	10/01/27-08/01/43	61,438	62,760,197
2.500%	TBA	49,065	50,368,289
2.575%(c)	11/01/37	173	183,724
2.767%(c)	12/01/35	9	9,608
3.000%	01/01/27-10/01/45	86,638	89,575,941
3.000%	TBA	19,465	20,331,800
3.000%	TBA	99,140	101,695,948
3.500%	12/01/25-01/01/46	73,861	77,661,648
3.500%	TBA	103,320	108,328,603
4.000%	04/01/24-03/01/46	89,586	95,980,139
4.000%	TBA	67,365	71,975,293
4.500%	05/01/19-04/01/45	52,187	56,863,443
4.500%	TBA	8,590	9,346,994
5.000%	05/01/18-11/01/44	40,393	44,744,957
5.000%	TBA	13,785	15,249,656
5.500%	01/01/17-09/01/41	26,037	29,399,325
5.500%	TBA	13,420	15,049,084
6.000%	04/01/21-10/01/40	22,000	25,251,383
6.061%(c)	09/01/36	3	2,821
6.500%	02/25/32-05/01/40	7,964	9,254,715
7.000%	01/01/31-04/01/37	31	33,344
1.500%	06/22/20	13,193	13,338,690
Government National Mortgage Assoc.
2.500%	12/20/42-03/20/43	21,989	22,251,026
3.000%	07/15/42-04/20/45	20,231	20,993,582
3.000%	TBA	83,595	86,594,297
3.500%	05/20/42-09/20/45	78,034	80,195,873
3.500%	TBA	13,640	14,415,775
4.000%	09/20/25-12/20/45	53,843	57,744,486
4.500%	05/15/39-01/20/46	19,899	21,615,439
5.000%	03/20/34-01/20/46	20,642	22,608,545
5.500%	10/20/32-06/20/44	8,422	9,445,346
6.500%	09/20/32-12/20/33	12	13,781
8.000%	12/15/16-07/15/23	2	1,674
8.500%	06/15/26-07/15/26	7	7,311
9.500%	03/15/19-01/15/20	1	750

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,337,120,189)			1,354,560,749

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
2.875%	08/15/45	17,245	$18,139,584
3.000%(a)	11/15/44-05/15/45	76,691	82,734,945
3.125%	02/15/43	61,320	67,914,291
3.375%	05/15/44(k)	12,890	14,942,836
4.500%	02/15/36	8,225	11,285,276
4.625%	02/15/40	9,155	12,749,052
5.375%	02/15/31	4,950	7,097,642
U.S. Treasury Inflation Indexed Bonds
0.375%	07/15/25	43,936	44,850,042
0.750%	02/15/45	390	379,599
3.875%	04/15/29	640	1,320,137
0.125%	04/15/18-04/15/20	4,800	4,963,237
0.625%	01/15/24	41,019	43,363,857
1.250%	07/15/20	2,583	3,016,256
U.S. Treasury Notes
0.625%	11/30/17	67,615	67,506,681
1.500%	05/31/19	56,855	57,872,193
1.625%	08/31/19	22,820	23,316,518
2.000%	08/31/21-02/15/25	94,015	97,242,242

TOTAL U.S. TREASURY OBLIGATIONS (cost $535,132,298)			558,694,388

TOTAL LONG-TERM INVESTMENTS (cost $11,592,388,024)			12,145,356,121

		Shares
SHORT-TERM INVESTMENTS — 22.4%
AFFILIATED MUTUAL FUND — 21.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,949,643,053; includes $1,102,292,174 of cash collateral for securities on loan)(b)(w)		2,949,643,053	2,949,643,053

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills(hh)
0.064%	04/28/16	1,000	999,803
0.068%	04/28/16	500	499,902
0.085%	04/28/16(k)	15,000	14,997,048
0.107%	04/28/16(k)	55,000	54,989,177
0.280%	04/28/16	5,000	4,999,016

TOTAL U.S. TREASURY OBLIGATIONS (cost $76,493,499)			76,484,946

Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $3,026,136,552)	$3,026,127,999

TOTAL INVESTMENTS — 112.3% (cost $14,618,524,576)	15,171,484,120
Liabilities in excess of other assets(z) — (12.3)%	(1,657,892,652)

NET ASSETS — 100.0%	$13,513,591,468

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,708,356 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,075,850,745; cash collateral of $1,102,292,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
278	2 Year U.S. Treasury Notes	Jun. 2016	$60,796,829	$60,812,500	$15,671
596	5 Year U.S. Treasury Notes	Jun. 2016	72,108,016	72,213,782	105,766
735	10 Year U.S. Treasury Notes	Jun. 2016	95,589,187	95,837,109	247,922

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
265	20 Year U.S. Treasury Bonds	Jun. 2016	$43,802,907	$43,575,938	$(226,969)
215	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	37,324,531	37,094,219	(230,312)
268	ASX SPI 200 Index	Jun. 2016	26,531,908	26,018,320	(513,588)
2,079	Euro STOXX 50	Jun. 2016	70,781,773	69,338,640	(1,443,133)
590	FTSE 100 Index	Jun. 2016	51,487,641	51,800,620	312,979
408	Mini MSCI EAFE Index	Jun. 2016	32,874,907	33,160,200	285,293
383	Russell 2000 Mini Index	Jun. 2016	40,815,045	42,497,680	1,682,635
5,067	S&P 500 E-Mini	Jun. 2016	506,017,223	519,747,525	13,730,302
338	TOPIX Index	Jun. 2016	40,557,404	40,468,701	(88,703)

					13,877,863

Short Positions:
352	2 Year U.S. Treasury Notes	Jun. 2016	77,005,500	77,000,000	5,500
605	5 Year U.S. Treasury Notes	Jun. 2016	73,256,992	73,304,258	(47,266)
726	10 Year U.S. Treasury Notes	Jun. 2016	95,005,969	94,663,594	342,375
8	20 Year U.S. Treasury Bonds	Jun. 2016	1,323,188	1,315,500	7,688

					308,297

					$14,186,160

(1)	U.S. Treasury Obligations with market values of $1,844,380 and $44,844,174 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentinian Peso,
Expiring 03/22/17	BNP Paribas	ARA	10,109	$558,817	$537,537	$(21,280)
Expiring 03/22/17	BNP Paribas	ARA	4,756	258,478	252,896	(5,582)
Australian Dollar,
Expiring 04/18/16	Goldman Sachs & Co.	AUD	10,000	7,569,386	7,659,159	89,773
Brazilian Real,
Expiring 06/02/16	Royal Bank of Scotland Group PLC	BRL	2,401	587,904	656,087	68,183
Expiring 06/02/16	UBS AG	BRL	2,626	700,827	717,569	16,742
British Pound,
Expiring 04/15/16	Bank of New York Mellon	GBP	167	239,057	239,858	801
Expiring 04/15/16	Bank of New York Mellon	GBP	26	37,125	37,066	(59)
Expiring 04/15/16	Goldman Sachs & Co.	GBP	205	298,518	294,879	(3,639)
Expiring 04/15/16	Royal Bank of Scotland Group PLC	GBP	594	832,656	852,679	20,023
Expiring 04/15/16	Standard Chartered PLC	GBP	318	456,514	456,122	(392)
Expiring 04/18/16	Goldman Sachs & Co.	GBP	26,700	38,494,453	38,349,887	(144,566)
Expiring 04/18/16	State Street Bank	GBP	400	567,165	574,530	7,365
Canadian Dollar,
Expiring 04/18/16	Goldman Sachs & Co.	CAD	4,355	3,300,189	3,353,307	53,118
Chinese Yuan,
Expiring 08/15/16	Deutsche Bank AG	CNY	2,493	384,760	383,618	(1,142)
Expiring 08/31/16	Deutsche Bank AG	CNY	5,375	828,935	826,742	(2,193)
Expiring 08/31/16	Standard Chartered PLC	CNY	6,991	1,027,605	1,075,304	47,699
Colombian Peso,
Expiring 05/20/16	Barclays Capital Group	COP	1,275,237	397,704	423,221	25,517
Euro,
Expiring 04/18/16	Standard Chartered PLC	EUR	41,205	46,107,282	46,912,250	804,968
Expiring 05/20/16	JPMorgan Chase	EUR	590	659,688	672,406	12,718
Indian Rupee,
Expiring 05/20/16	Hong Kong & Shanghai Bank	INR	169,900	2,456,622	2,541,320	84,698

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 05/20/16	Standard Chartered PLC	IDR	20,688,527	$1,505,496	$1,547,886	$42,390
Expiring 05/20/16	Standard Chartered PLC	IDR	6,550,920	476,708	490,131	13,423
Japanese Yen,
Expiring 04/18/16	Hong Kong & Shanghai Bank	JPY	4,055,040	35,716,620	36,050,251	333,631
Mexican Peso,
Expiring 05/20/16	Bank of America	MXN	18,666	1,081,976	1,075,350	(6,626)
Expiring 05/20/16	BNP Paribas	MXN	7,164	389,538	412,710	23,172
Expiring 05/20/16	Citigroup Global Markets	MXN	18,116	989,621	1,043,645	54,024
New Taiwanese Dollar,
Expiring 06/15/16	Standard Chartered PLC	TWD	33,377	1,035,267	1,037,937	2,670
Russian Ruble,
Expiring 04/15/16	BNP Paribas	RUB	40,965	486,694	606,990	120,296
Singapore Dollar,
Expiring 04/18/16	Hong Kong & Shanghai Bank	SGD	5,090	3,710,451	3,776,092	65,641
South African Rand,
Expiring 05/20/16	Hong Kong & Shanghai Bank	ZAR	8,801	543,335	590,051	46,716
South Korean Won,
Expiring 05/20/16	Bank of America	KRW	1,850,117	1,591,088	1,615,588	24,500
Swedish Krona,
Expiring 04/18/16	Morgan Stanley	SEK	87,506	10,505,523	10,785,767	280,244
Swiss Franc,
Expiring 04/18/16	Morgan Stanley	CHF	15,420	15,736,544	16,049,575	313,031
Expiring 05/13/16	Bank of New York Mellon	CHF	15	15,047	15,468	421
Expiring 05/13/16	Canadian Imperial Bank of Commerce	CHF	515	522,978	536,651	13,673

				$180,070,571	$182,450,529	2,379,958

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/02/16	Barclays Capital Group	BRL	7,753	$2,100,515	$2,118,552	$(18,037)
Expiring 06/02/16	Barclays Capital Group	BRL	1,960	531,021	535,581	(4,560)
Expiring 06/02/16	Citigroup Global Markets	BRL	10,280	2,493,017	2,808,921	(315,904)
Expiring 06/02/16	Deutsche Bank AG	BRL	2,134	552,823	583,251	(30,428)
Expiring 06/02/16	Morgan Stanley	BRL	373	101,304	101,925	(621)
British Pound,
Expiring 04/15/16	Bank of New York Mellon	GBP	104	148,286	149,421	(1,135)
Expiring 04/15/16	Goldman Sachs & Co.	GBP	8,328	12,092,461	11,961,546	130,915
Expiring 04/15/16	JPMorgan Chase	GBP	151	215,600	216,620	(1,020)
Expiring 04/15/16	JPMorgan Chase	GBP	109	156,573	156,620	(47)
Expiring 05/20/16	JPMorgan Chase	GBP	280	396,918	402,811	(5,893)
Expiring 05/20/16	JPMorgan Chase	GBP	70	99,691	101,038	(1,347)
Expiring 05/20/16	Royal Bank of Scotland Group PLC	GBP	366	515,031	525,742	(10,711)
Canadian Dollar,
Expiring 06/30/16	Royal Bank of Scotland Group PLC	CAD	2,880	2,189,142	2,217,937	(28,795)
Chinese Yuan,
Expiring 08/15/16	Hong Kong & Shanghai Bank	CNY	2,493	374,184	383,619	(9,435)
Expiring 08/31/16	Citigroup Global Markets	CNY	2,636	401,707	405,450	(3,743)
Expiring 08/31/16	Hong Kong & Shanghai Bank	CNY	2,739	413,161	421,292	(8,131)
Expiring 08/31/16	JPMorgan Chase	CNY	6,967	1,012,645	1,071,612	(58,967)
Expiring 08/31/16	Standard Chartered PLC	CNY	6,608	990,408	1,016,394	(25,986)
Expiring 08/31/16	Standard Chartered PLC	CNY	3,387	504,468	520,963	(16,495)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso,
Expiring 05/20/16	BNP Paribas	COP	10,505,787	$3,037,232	$3,486,620	$(449,388)
Expiring 05/20/16	BNP Paribas	COP	1,466,903	427,731	486,830	(59,099)
Euro,
Expiring 05/20/16	Bank of America	EUR	10,895	12,127,421	12,416,920	(289,499)
Expiring 05/20/16	Bank of America	EUR	230	255,842	261,949	(6,107)
Expiring 05/20/16	Bank of America	EUR	230	253,720	261,659	(7,939)
Expiring 05/20/16	Citigroup Global Markets	EUR	333	365,087	379,714	(14,627)
Expiring 05/20/16	Citigroup Global Markets	EUR	115	125,932	131,091	(5,159)
Expiring 05/20/16	JPMorgan Chase	EUR	373	415,982	424,765	(8,783)
Expiring 05/20/16	JPMorgan Chase	EUR	251	276,228	285,614	(9,386)
Expiring 05/20/16	JPMorgan Chase	EUR	228	254,585	259,698	(5,113)
Expiring 05/20/16	Morgan Stanley	EUR	134	148,306	152,923	(4,617)
Expiring 06/15/16	Canadian Imperial Bank of Commerce	EUR	575	638,980	655,869	(16,889)
Expiring 06/15/16	Royal Bank of Scotland Group PLC	EUR	11,884	13,329,689	13,555,394	(225,705)
Expiring 06/15/16	Royal Bank of Scotland Group PLC	EUR	77	87,577	88,255	(678)
Expiring 06/15/16	Standard Chartered PLC	EUR	103	117,011	117,595	(584)
Expiring 06/15/16	UBS AG	EUR	267	296,436	304,853	(8,417)
Indian Rupee,
Expiring 05/20/16	Standard Chartered PLC	INR	139,679	2,007,892	2,089,283	(81,391)
Expiring 05/20/16	Standard Chartered PLC	INR	30,204	434,184	451,784	(17,600)
Indonesian Rupiah,
Expiring 05/20/16	BNP Paribas	IDR	10,188,286	749,139	762,273	(13,134)
Expiring 05/20/16	Hong Kong & Shanghai Bank	IDR	13,097,476	949,092	979,934	(30,842)
Expiring 05/20/16	Hong Kong & Shanghai Bank	IDR	10,791,483	809,351	807,403	1,948
Expiring 05/20/16	Hong Kong & Shanghai Bank	IDR	4,340,721	319,994	324,766	(4,772)
Japanese Yen,
Expiring 04/18/16	JPMorgan Chase	JPY	87,000	773,224	773,450	(226)
Mexican Peso,
Expiring 05/20/16	Citigroup Global Markets	MXN	18,418	1,027,469	1,061,060	(33,591)
Expiring 05/20/16	Hong Kong & Shanghai Bank	MXN	155,767	8,458,954	8,973,604	(514,650)
Expiring 05/20/16	JPMorgan Chase	MXN	4,042	224,404	232,851	(8,447)
Expiring 05/20/16	Morgan Stanley	MXN	19,246	1,069,171	1,108,751	(39,580)
New Taiwanese Dollar,
Expiring 06/15/16	BNP Paribas	TWD	33,377	1,018,057	1,037,937	(19,880)
Peruvian Nuevo Sol,
Expiring 05/20/16	BNP Paribas	PEN	3,721	1,085,897	1,114,883	(28,986)
Russian Ruble,
Expiring 04/15/16	Morgan Stanley	RUB	40,965	594,040	606,990	(12,950)
South African Rand,
Expiring 05/20/16	Barclays Capital Group	ZAR	9,263	588,992	620,995	(32,003)
Expiring 05/20/16	Barclays Capital Group	ZAR	8,389	513,154	562,429	(49,275)
South Korean Won,
Expiring 05/20/16	Hong Kong & Shanghai Bank	KRW	603,027	494,934	526,585	(31,651)
Expiring 05/20/16	Standard Chartered PLC	KRW	1,247,090	1,012,742	1,089,003	(76,261)
Swedish Krona,
Expiring 04/18/16	JPMorgan Chase	SEK	4,500	551,812	554,658	(2,846)
Swiss Franc,
Expiring 05/13/16	UBS AG	CHF	901	929,676	938,461	(8,785)
Thai Baht,
Expiring 06/17/16	Deutsche Bank AG	THB	93,195	2,648,187	2,644,246	3,941
Turkish Lira,
Expiring 04/20/16	BNP Paribas	TRY	1,533	494,819	540,864	(46,045)
Expiring 04/20/16	Deutsche Bank AG	TRY	1,452	488,329	512,287	(23,958)

				$84,690,227	$87,283,541	(2,593,314)

						$(213,356)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CDX.EM.CDSI.S25	06/20/21	1.000%	115,050	$(9,962,449)	$(10,469,550)	$507,101	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDSI.S25	12/20/20	5.000%	55,200	$(425,296)	$1,683,462	$2,108,758
CDX.IG.CDSI.S26	06/20/21	1.000%	464,700	3,936,050	5,080,159	1,144,109

				$3,510,754	$6,763,621	$3,252,867

U.S. Treasury Obligation with market value of $10,961,842 has been segregated with JPMorgan Chase to cover requirements for credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 5,393,954,090	$ 1,888,923,026	$ 66,446
Preferred Stocks	5,346,683	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	325,196,078	—

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	$—	$8,507,166	$1,269,770
Commercial Mortgage-Backed Securities	—	313,116,540	—
Convertible Bonds	—	793,109	—
Corporate Obligations	—	1,786,226,543	5,071,927
Foreign Government Bonds	—	351,008,047	300,213
Municipal Bonds	—	104,594,793	—
Residential Mortgage-Backed Securities	—	47,726,553	—
U.S. Government Agency Obligations	—	1,354,560,749	—
U.S. Treasury Obligations	—	635,179,334	—
Affiliated Mutual Fund	2,949,643,053	—	—
Other Financial Instruments*
Futures Contracts	14,186,160	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(213,356)	—
OTC credit default swaps	—	(9,962,449)	—
Centrally cleared credit default swaps	—	3,252,867	—

Total	$8,363,129,986	$6,808,909,000	$6,708,356

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Derivative Fair Value at 03/31/16
Credit contracts	$3,759,968
Equity contracts	13,965,785
Foreign exchange contracts	(213,356)
Interest contracts	220,375

Total	$17,732,772

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 72.8%
Aerospace & Defense — 0.8%
Airbus Group SE (France)	1,028	$68,113
Astrotech Corp.*	1,387	2,899
B/E Aerospace, Inc.	22	1,015
Boeing Co. (The)	919	116,658
KLX, Inc.*	244	7,842
LIG Nex1 Co. Ltd. (South Korea)	80	7,391
Northrop Grumman Corp.	29	5,739
Rockwell Collins, Inc.	286	26,372
Rolls-Royce Holdings PLC (United Kingdom)*	1,550	15,149
TASER International, Inc.*	182	3,573
Textron, Inc.	105	3,828
United Technologies Corp.	204	20,420
Zodiac Aerospace (France)	478	9,546

		288,545

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	98	7,275
FedEx Corp.	203	33,032
Hyundai Glovis Co. Ltd. (South Korea)	15	2,475
United Parcel Service, Inc. (Class B Stock)	280	29,532
XPO Logistics, Inc.*	153	4,697

		77,011

Airlines — 0.9%
Air Arabia PJSC (United Arab Emirates)	17,527	5,871
Alaska Air Group, Inc.	381	31,250
American Airlines Group, Inc.	3,735	153,172
Delta Air Lines, Inc.	380	18,498
easyJet PLC (United Kingdom)	641	13,951
Flybe Group PLC (United Kingdom)*	3,722	3,402
JetBlue Airways Corp.*	234	4,942
Ryanair Holdings PLC (Ireland), ADR	186	15,963
Spirit Airlines, Inc.*	69	3,311
United Continental Holdings, Inc.*	1,286	76,980

		327,340

Auto Components — 0.8%
BorgWarner, Inc.	26	998
Delphi Automotive PLC (United Kingdom)	122	9,152
Dometic Group AB (Sweden)*	704	5,108
GKN PLC (United Kingdom)	4,040	16,727
Hyundai Mobis Co. Ltd. (South Korea)	112	24,402
Johnson Controls, Inc.	2,185	85,149
Koito Manufacturing Co. Ltd. (Japan)	900	40,753
Leoni AG (Germany)	571	19,651
Minth Group Ltd. (China)	2,000	4,656
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	7,930
NHK Spring Co. Ltd. (Japan)	400	3,825
Nifco, Inc. (Japan)	200	9,604
Nippon Seiki Co. Ltd. (Japan)	1,000	19,356
Press Kogyo Co. Ltd. (Japan)	2,100	7,069
S&T Motiv Co. Ltd. (South Korea)	85	5,140
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	2,000	4,090

		263,610

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	17,900	9,784

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
BAIC Motor Corp. Ltd. (China) (Class H Stock)(g)	3,000	$2,297
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,000	2,501
Ferrari NV (Italy)*	108	4,504
Honda Motor Co. Ltd. (Japan)	1,200	32,809
Hyundai Motor Co. (South Korea)	90	12,011
Mitsubishi Motors Corp. (Japan)	2,700	20,155
Tata Motors Ltd. (India), ADR*	715	20,771
Tesla Motors, Inc.*	150	34,466

		139,298

Banks — 3.8%
Ashikaga Holdings Co. Ltd. (Japan)	1,800	5,143
Axis Bank Ltd. (India), GDR, RegS	1,123	38,014
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,621	30,514
Banco Santander Chile (Chile), ADR	196	3,793
Bank Central Asia Tbk PT (Indonesia)	31,400	31,481
Bank of China Ltd. (China) (Class H Stock)	13,000	5,397
Bank of the Ryukyus Ltd. (Japan)	400	4,488
Barclays PLC (United Kingdom)	1,961	4,209
Barclays PLC (United Kingdom), ADR	1,490	12,844
BDO Unibank, Inc. (Philippines)	2,890	6,418
BNP Paribas SA (France)	488	24,517
Boston Private Financial Holdings, Inc.	998	11,427
CIT Group, Inc.	273	8,471
Citigroup, Inc.	2,858	119,321
Danske Bank A/S (Denmark)	1,113	31,409
DnB ASA (Norway)	2,335	27,572
East West Bancorp, Inc.	42	1,364
Erste Group Bank AG (Austria)*	550	15,437
Farmers Capital Bank Corp.	414	10,938
Fifth Third Bancorp	442	7,377
First Gulf Bank PJSC (United Arab Emirates)	1,389	4,443
First Internet Bancorp	381	8,904
First Niagara Financial Group, Inc.	1,276	12,352
First Republic Bank	218	14,528
Grupo Aval Acciones y Valores SA (Colombia), ADR	560	4,329
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,290	38,739
HDFC Bank Ltd. (India), ADR	813	50,105
ICICI Bank Ltd. (India), ADR	1,895	13,568
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	12,000	6,722
ING Groep NV (Netherlands), CVA	5,468	65,435
JPMorgan Chase & Co.	3,412	202,059
Kasikornbank PCL (Thailand), NVDR	2,300	11,294
Lloyds Banking Group PLC (United Kingdom)	66,156	64,436
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,000	13,901
National Bank of Canada (Canada)	668	21,854
Preferred Bank	214	6,473
Republic First Bancorp, Inc.*	2,115	8,904
Royal Bank of Scotland Group PLC (United Kingdom)*	14,737	46,992
Sberbank of Russia (Russia), ADR	2,577	17,936
Shinhan Financial Group Co. Ltd. (South Korea)	268	9,434

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Signature Bank*	103	$14,020
Southcoast Financial Corp.*	491	6,408
Standard Chartered PLC (United Kingdom)	2,829	19,132
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,195	53,218
TCF Financial Corp.	957	11,733
Toronto-Dominion Bank (The) (Canada)	376	16,230
Turkiye Garanti Bankasi A/S (Turkey)	9,286	27,168
UniCredit SpA (Italy)	1,761	6,348
United Overseas Bank Ltd. (Singapore)	1,600	22,381
US Bancorp	957	38,845
Wells Fargo & Co.	2,056	99,428

		1,337,453

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	107	13,293
Baron de Ley (Spain)*	32	3,681
Coca-Cola Co. (The)	342	15,865
Coca-Cola Enterprises, Inc.	394	19,992
Constellation Brands, Inc. (Class A Stock)	103	15,562
Diageo PLC (United Kingdom)	1,239	33,408
Molson Coors Brewing Co. (Class B Stock)	39	3,751
Monster Beverage Corp.*	34	4,535
PepsiCo, Inc.	900	92,232
SABMiller PLC (United Kingdom) (XJSE)	356	21,643
SABMiller PLC (United Kingdom) (XLON)	332	20,278

		244,240

Biotechnology — 1.6%
Abcam PLC (United Kingdom)	1,195	10,104
ACADIA Pharmaceuticals, Inc.*	265	7,409
Alexion Pharmaceuticals, Inc.*	646	89,936
Alnylam Pharmaceuticals, Inc.*	81	5,084
Anacor Pharmaceuticals, Inc.*	84	4,490
Anavex Life Sciences Corp.*	416	2,038
Baxalta, Inc.	172	6,949
Biogen, Inc.*	174	45,296
BioMarin Pharmaceutical, Inc.*	119	9,815
Bluebird Bio, Inc.*	49	2,083
Celgene Corp.*	695	69,563
Cepheid, Inc.*	203	6,772
CSL Ltd. (Australia)	175	13,599
Eagle Pharmaceuticals, Inc.*	75	3,037
Genus PLC (United Kingdom)	51	1,118
Gilead Sciences, Inc.	1,076	98,841
Grifols SA (Spain)	390	8,665
Grifols SA (Spain), ADR	1,554	24,040
Incyte Corp.*	180	13,045
Insmed, Inc.*	114	1,444
Ionis Pharmaceuticals, Inc.*	125	5,063
Medivation, Inc.*	139	6,391
Radius Health, Inc.*	70	2,201
Recro Pharma, Inc.*	487	2,907
Regeneron Pharmaceuticals, Inc.*	99	35,684
Seattle Genetics, Inc.*	171	6,000
T2 Biosystems, Inc.*	91	897
United Therapeutics Corp.*	80	8,914
Vertex Pharmaceuticals, Inc.*	637	50,635

		542,020

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,326	$26,106
Fortune Brands Home & Security, Inc.	253	14,178
Kingspan Group PLC (Ireland)	52	1,382
Lindab International AB (Sweden)	559	4,465
Masco Corp.	269	8,460
Polypipe Group PLC (United Kingdom)	1,604	7,354
Sanwa Holdings Corp. (Japan)	1,300	9,671
Tyman PLC (United Kingdom)	695	2,957
Volution Group PLC (United Kingdom)	3,087	7,094

		81,667

Capital Markets — 2.6%
3i Group PLC (United Kingdom)	307	2,007
Ameriprise Financial, Inc.	1,119	105,197
Avanza Bank Holding AB (Sweden)	207	9,217
Banca Generali SpA (Italy)	194	5,697
Bank of New York Mellon Corp. (The)	4,408	162,347
BlackRock, Inc.	133	45,296
BT Investment Management Ltd. (Australia)	908	6,742
Credit Suisse Group AG (Switzerland)*	2,054	29,006
E*Trade Financial Corp.*	430	10,531
GAM Holding AG (Switzerland)*	1,805	26,081
Goldman Sachs Group, Inc. (The)	23	3,611
Intermediate Capital Group PLC (United Kingdom)	740	6,568
Intertrust NV (Netherlands)*	209	4,661
Investec PLC (South Africa)	4,439	32,562
IP Group PLC (United Kingdom)*	1,644	4,146
Julius Baer Group Ltd. (Switzerland)*	613	26,271
Jupiter Fund Management PLC (United Kingdom)	1,686	9,890
Morgan Stanley	6,554	163,916
Northern Trust Corp.	329	21,441
Partners Group Holding AG (Switzerland)	37	14,865
Rathbone Brothers PLC (United Kingdom)	126	3,822
Raymond James Financial, Inc.	247	11,760
Saigon Securities, Inc. (Vietnam)*	3,773	3,572
SEI Investments Co.	263	11,322
State Street Corp.	1,618	94,685
TD Ameritrade Holding Corp.	2,765	87,180
Vostok New Ventures Ltd. (Sweden), SDR*	617	4,028
Waddell & Reed Financial, Inc. (Class A Stock)	299	7,038
WisdomTree Investments, Inc.	53	606

		914,065

Chemicals — 1.8%
Agrium, Inc. (Canada)	110	9,712
Air Liquide SA (France)	153	17,165
Air Products & Chemicals, Inc.	98	14,117
Air Water, Inc. (Japan)	1,000	14,824
Airgas, Inc.	30	4,249
Ashland, Inc.	752	82,690
Calgon Carbon Corp.	411	5,762
Celanese Corp. (Class A Stock)	410	26,855
CF Industries Holdings, Inc.	270	8,462
Chugoku Marine Paints Ltd. (Japan)	1,000	6,594
Croda International PLC (United Kingdom)	29	1,263
Dow Chemical Co. (The)	70	3,560
E.I. du Pont de Nemours & Co.	475	30,077
Ecolab, Inc.	143	15,947

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Flotek Industries, Inc.*	160	$1,173
Fufeng Group Ltd. (China)(g)	16,000	5,105
GCP Applied Technologies, Inc.*	141	2,812
Incitec Pivot Ltd. (Australia)	6,895	16,828
International Flavors & Fragrances, Inc.	44	5,006
Johnson Matthey PLC (United Kingdom)	76	2,988
JSR Corp. (Japan)	1,300	18,693
Kansai Paint Co. Ltd. (Japan)	300	4,815
Koninklijke DSM NV (Netherlands)	597	32,824
Linde AG (Germany)	164	23,829
Methanex Corp. (Canada)	30	964
Minerals Technologies, Inc.	60	3,411
Monsanto Co.	65	5,703
Nihon Parkerizing Co. Ltd. (Japan)	900	8,140
Nippon Soda Co. Ltd. (Japan)	1,000	5,022
Nissan Chemical Industries Ltd. (Japan)	300	7,714
PolyOne Corp.	60	1,815
PPG Industries, Inc.	67	7,470
Praxair, Inc.	198	22,661
RPM International, Inc.	1,540	72,888
Sherwin-Williams Co. (The)	140	39,854
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	4,939
Syngenta AG (Switzerland)	90	37,323
Syngenta AG (Switzerland), ADR	97	8,034
Taiyo Holdings Co. Ltd. (Japan)	200	6,751
Umicore SA (Belgium)	56	2,780
Victrex PLC (United Kingdom)	894	21,125
WR Grace & Co.*	140	9,965

		621,909

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.*	759	3,415
Brambles Ltd. (Australia)	2,015	18,667
Downer EDI Ltd. (Australia)	7,089	20,857
Edenred (France)	272	5,273
Healthcare Services Group, Inc.	345	12,699
KAR Auction Services, Inc.	320	12,205
PayPoint PLC (United Kingdom)	644	6,919
Prosegur Cia de Seguridad SA (Spain)	612	3,442
Ritchie Bros. Auctioneers, Inc. (Canada)	75	2,031
Serco Group PLC (United Kingdom)*	4,951	7,284
Tyco International PLC	2,282	83,772

		176,564

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	644	6,814
Cisco Systems, Inc.	2,637	75,075
Juniper Networks, Inc.	2,656	67,755
Lumentum Holdings, Inc.*	135	3,641
Palo Alto Networks, Inc.*	108	17,619
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,443	24,461
Viavi Solutions, Inc.*	732	5,022

		200,387

Construction & Engineering
Chicago Bridge & Iron Co. NV	146	5,342
SPIE SA (France)*	236	4,691
Valmont Industries, Inc.	10	1,238

		11,271

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	1,000	$2,683
Fletcher Building Ltd. (New Zealand)	3,384	18,447
James Hardie Industries PLC (Ireland), CDI	989	13,540
Martin Marietta Materials, Inc.	183	29,190
Siam Cement PCL (The) (Thailand), NVDR	500	6,615
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,000	3,928
Vulcan Materials Co.	180	19,003

		93,406

Consumer Finance — 0.2%
Ally Financial, Inc.*	544	10,184
American Express Co.	350	21,490
Credit Saison Co. Ltd. (Japan)	1,900	33,052
Credito Real SAB de CV (Mexico)	1,402	2,967
Synchrony Financial*	30	860

		68,553

Containers & Packaging — 0.5%
Amcor Ltd. (Australia)	2,514	27,606
Avery Dennison Corp.	60	4,327
Ball Corp.	88	6,274
Bemis Co., Inc.	90	4,660
Berry Plastics Group, Inc.*	244	8,821
BillerudKorsnas AB (Sweden)	220	3,591
Crown Holdings, Inc.*	243	12,050
Huhtamaki OYJ (Finland)	153	5,673
International Paper Co.	1,552	63,694
Orora Ltd. (Australia)	411	787
Packaging Corp. of America	198	11,959
Vidrala SA (Spain)	63	3,710
WestRock Co.	166	6,479

		159,631

Distributors
LKQ Corp.*	482	15,390

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	900	25,913
Silver Run Acquisition Corp.*	155	1,604
TAL Education Group (China), ADR*	177	8,793

		36,310

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	2,676	21,346
Bursa Malaysia Bhd (Malaysia)(g)	1,900	4,332
CME Group, Inc.	12	1,153
FirstRand Ltd. (South Africa)	3,232	10,555
GT Capital Holdings, Inc. (Philippines)	225	6,786
Intercontinental Exchange, Inc.	205	48,204
Japan Securities Finance Co. Ltd. (Japan)	1,400	5,612
McGraw Hill Financial, Inc.	240	23,755

		121,743

Diversified Telecommunication Services — 0.8%
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	8,825	19,918
Frontier Communications Corp.	5,280	29,515
Iliad SA (France)	65	16,700
Nippon Telegraph & Telephone Corp. (Japan)	2,400	103,674
SBA Communications Corp. (Class A Stock)*	118	11,820

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
TDC A/S (Denmark)	2,268	$11,085
Telecom Italia SpA (Italy)	26,963	23,597
Telefonica Deutschland Holding AG (Germany)	6,431	34,765
Telefonica SA (Spain)	3,352	37,464

		288,538

Electric Utilities — 1.4%
American Electric Power Co., Inc.	492	32,669
Cleco Corp.	50	2,761
Edison International	1,203	86,484
EDP - Energias do Brasil SA (Brazil)	6,700	23,273
El Paso Electric Co.	261	11,975
Endesa SA (Spain)	517	9,907
Entergy Corp.	239	18,948
Exelon Corp.	2,132	76,454
FirstEnergy Corp.	2,641	94,997
ITC Holdings Corp.	295	12,853
PG&E Corp.	1,656	98,896
SSE PLC (United Kingdom)	1,268	27,135

		496,352

Electrical Equipment — 0.4%
Acuity Brands, Inc.	57	12,434
Eaton Corp. PLC	245	15,327
Energy Focus, Inc.*	234	1,739
Kendrion NV (Netherlands)	172	4,237
Legrand SA (France)	27	1,509
Mabuchi Motor Co. Ltd. (Japan)	100	4,652
Mersen (France)	61	820
Mitsubishi Electric Corp. (Japan)	4,000	41,912
Nexans SA (France)*	100	4,487
Prysmian SpA (Italy)	838	18,960
Schneider Electric SE (France)	501	31,573
Sensata Technologies Holding NV*	207	8,040
Ushio, Inc. (Japan)	400	5,310

		151,000

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	261	10,166
Delta Electronics, Inc. (Taiwan)	1,052	4,638
FEI Co.	110	9,791
Hexagon AB (Sweden) (Class B Stock)	889	34,551
Ingram Micro, Inc. (Class A Stock)	239	8,582
Keysight Technologies, Inc.*	1,342	37,227
Kyocera Corp. (Japan)	900	39,628
LRAD Corp.	2,359	3,916
Nippon Ceramic Co. Ltd. (Japan)	300	5,203
Oxford Instruments PLC (United Kingdom)	715	6,873
Pure Technologies Ltd. (Canada)	80	301
Renishaw PLC (United Kingdom)	42	1,105
Sunny Optical Technology Group Co. Ltd. (China)	2,000	5,627
TE Connectivity Ltd. (Switzerland)	569	35,232
Trimble Navigation Ltd.*	30	744
Venture Corp. Ltd. (Singapore)	700	4,340
Zebra Technologies Corp. (Class A Stock)*	92	6,348

		214,272

Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway)	1,207	3,866
Baker Hughes, Inc.	382	16,743

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Cameron International Corp.*	150	$10,057
Dril-Quip, Inc.*	80	4,845
FMC Technologies, Inc.*	160	4,378
Halliburton Co.	381	13,609
Helix Energy Solutions Group, Inc.*	318	1,781
John Wood Group PLC (United Kingdom)	346	3,047
Nabors Industries Ltd.	528	4,858
Oceaneering International, Inc.	302	10,038
RPC, Inc.	300	4,254
SBM Offshore NV (Netherlands)*	317	4,027
Schlumberger Ltd.	185	13,644
Subsea 7 SA (United Kingdom)*	1,885	14,219
Superior Energy Services, Inc.	389	5,209
Technip SA (France)	91	5,043
Tenaris SA (Luxembourg)	168	2,085
Tenaris SA (Luxembourg), ADR	140	3,466
Tesco Corp.	130	1,119

		126,288

Food & Staples Retailing — 1.3%
BIM Birlesik Magazalar A/S (Turkey)	560	12,142
Booker Group PLC (United Kingdom)	1,112	2,749
Convenience Retail Asia Ltd. (Hong Kong)	2,000	788
Costco Wholesale Corp.	156	24,582
CP ALL PCL (Thailand)	13,100	17,036
CVS Health Corp.	508	52,695
Delhaize Group (Belgium)	386	40,229
GS Retail Co. Ltd. (South Korea)	102	4,207
Koninklijke Ahold NV (Netherlands)	898	20,170
Kroger Co. (The)	25	956
Magnit PJSC (Russia), GDR, RegS	718	28,684
Majestic Wine PLC (United Kingdom)*	994	6,039
PriceSmart, Inc.	70	5,921
Raia Drogasil SA (Brazil)	605	8,778
Rite Aid Corp.*	894	7,286
Seven & I Holdings Co. Ltd. (Japan)	300	12,782
Shoprite Holdings Ltd. (South Africa)	1,144	13,428
Sprouts Farmers Market, Inc.*	199	5,779
Walgreens Boots Alliance, Inc.	1,551	130,656
Wal-Mart de Mexico SAB de CV (Mexico)	5,500	13,020
Wal-Mart Stores, Inc.	556	38,080

		446,007

Food Products — 1.8%
BRF SA (Brazil)	182	2,600
BRF SA (Brazil), ADR	777	11,049
Bunge Ltd.	149	8,444
Calbee, Inc. (Japan)	200	7,935
China Mengniu Dairy Co. Ltd. (China)	15,000	23,888
CJ CheilJedang Corp. (South Korea)	16	4,867
ConAgra Foods, Inc.	1,018	45,423
Danone SA (France)	386	27,388
Edita Food Industries SAE (Egypt), GDR, 144A*	79	1,232
Edita Food Industries SAE (Egypt), GDR, RegS*	216	3,370
Emmi AG (Switzerland)*	7	3,822
Flowers Foods, Inc.	486	8,972
General Mills, Inc.	423	26,797
Grupo Lala SAB de CV (Mexico)	1,400	3,805
Hain Celestial Group, Inc. (The)*	192	7,855

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ingredion, Inc.	610	$65,142
Kraft Heinz Co. (The)	15	1,178
Mayora Indah Tbk PT (Indonesia)(g)	2,700	6,409
McCormick & Co., Inc.	205	20,393
Mondelez International, Inc. (Class A Stock)	889	35,667
Nestle SA (Switzerland)	839	62,607
Post Holdings, Inc.*	35	2,407
Tyson Foods, Inc. (Class A Stock)	3,002	200,113
Uni-President Enterprises Corp. (Taiwan)	9,507	16,695
Universal Robina Corp. (Philippines)	2,790	13,137
Want Want China Holdings Ltd. (China)	6,000	4,449

		615,644

Gas Utilities — 0.3%
Atmos Energy Corp.	776	57,626
Enagas SA (Spain)	723	21,701
Gas Natural SDG SA (Spain)	724	14,617
National Fuel Gas Co.	198	9,910
WGL Holdings, Inc.	143	10,349

		114,203

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.*	179	13,012
Ambu A/S (Denmark) (Class B Stock)	420	14,869
Becton, Dickinson and Co.	1,023	155,312
BioMerieux (France)	33	3,776
Cochlear Ltd. (Australia)	103	8,056
DENTSPLY SIRONA, Inc.	768	47,332
DexCom, Inc.*	157	10,662
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,980	13,397
GN Store Nord A/S (Denmark)	671	14,010
Hologic, Inc.*	93	3,209
IDEXX Laboratories, Inc.*	26	2,036
Intuitive Surgical, Inc.*	85	51,089
Livanova PLC*	263	14,197
LivaNova PLC*	65	3,508
Medtronic PLC	2,193	164,475
Nakanishi, Inc. (Japan)	100	3,175
Nikkiso Co. Ltd. (Japan)	700	5,144
Olympus Corp. (Japan)	700	27,177
Osstem Implant Co. Ltd. (South Korea)*	102	7,022
ResMed, Inc.	250	14,455
Stryker Corp.	711	76,283
West Pharmaceutical Services, Inc.	195	13,517
Wright Medical Group NV*	263	4,366

		670,079

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*	34	1,874
Aetna, Inc.	1,095	123,023
AmerisourceBergen Corp.	173	14,973
Amsurg Corp.*	86	6,416
Anthem, Inc.	858	119,253
Brookdale Senior Living, Inc.*	270	4,288
Cardinal Health, Inc.	303	24,831
Centene Corp.*	83	5,110
CIGNA Corp.	601	82,481
Community Health Systems, Inc.*	173	3,202
Fresenius Medical Care AG & Co. KGaA (Germany)	70	6,176

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)	447	$32,583
Georgia Healthcare Group PLC (Georgia)*(g)	1,486	3,564
HCA Holdings, Inc.*	1,344	104,899
Henry Schein, Inc.*	76	13,120
Humana, Inc.	49	8,965
Integrated Diagnostics Holdings PLC (Egypt)*	635	3,111
McCarthy & Stone PLC (United Kingdom)*	1,671	6,098
McKesson Corp.	652	102,527
Miraca Holdings, Inc. (Japan)	600	24,631
Molina Healthcare, Inc.*	33	2,128
Odontoprev SA (Brazil)	700	2,223
Primary Health Care Ltd. (Australia)	7,143	20,463
UnitedHealth Group, Inc.	1,513	195,026
WellCare Health Plans, Inc.*	92	8,533

		919,498

Health Care Technology
athenahealth, Inc.*	66	9,159

Hotels, Restaurants & Leisure — 1.7%
Ajisen China Holdings Ltd. (Hong Kong)(g)	2,000	743
Bloomin’ Brands, Inc.	533	8,992
Carnival Corp.	1,483	78,258
Compass Group PLC (United Kingdom)	1,010	17,805
Denny’s Corp.*	1,035	10,723
Hilton Worldwide Holdings, Inc.	4,322	97,331
Las Vegas Sands Corp.	1,241	64,135
Marriott International, Inc. (Class A Stock)	592	42,139
McDonald’s Corp.	137	17,218
MGM Resorts International*	2,050	43,952
Nathan’s Famous, Inc.*	97	4,229
Norwegian Cruise Line Holdings Ltd.*	1,166	64,468
Paddy Power PLC (Ireland)	59	8,229
Royal Caribbean Cruises Ltd.	271	22,263
Skylark Co. Ltd. (Japan)	600	7,918
Starbucks Corp.	1,073	64,058
William Hill PLC (United Kingdom)	5,657	26,467
Yum! Brands, Inc.	24	1,964

		580,892

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	2,816	3,709
DFS Furniture PLC (United Kingdom)	1,676	7,542
Haier Electronics Group Co. Ltd. (Hong Kong)	3,000	5,230
Harman International Industries, Inc.	37	3,294
Jarden Corp.*	185	10,906
Lennar Corp. (Class A Stock)	195	9,430
MDC Holdings, Inc.	332	8,320
Persimmon PLC (United Kingdom)	391	11,684
Skyline Corp.*	515	4,774
Techtronic Industries Co. Ltd. (Hong Kong)	1,000	3,961
UCP, Inc. (Class A Stock)*	872	7,011
Whirlpool Corp.	91	16,411

		92,272

Household Products — 0.2%
Colgate-Palmolive Co.	209	14,766
Procter & Gamble Co. (The)	127	10,453

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,037	$32,345

		57,564

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	5,934	70,021
Calpine Corp.*	576	8,738
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	6,000	4,440
Dynegy, Inc.*	208	2,989
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	12,000	3,730
NRG Energy, Inc.	887	11,540

		101,458

Industrial Conglomerates — 2.4%
Beijing Enterprises Holdings Ltd. (China)	1,500	8,214
Carlisle Cos., Inc.	17	1,691
CK Hutchison Holdings Ltd. (Hong Kong)	5,236	68,026
Danaher Corp.	2,741	260,011
DCC PLC (United Kingdom)	131	11,553
Fosun International Ltd. (China)	2,000	2,850
General Electric Co.	10,328	328,327
Jardine Matheson Holdings Ltd. (Hong Kong)	400	22,832
Koninklijke Philips NV (Netherlands)	239	6,808
Roper Technologies, Inc.	562	102,717
SM Investments Corp. (Philippines)	545	11,233

		824,262

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	22,600	128,459
AON PLC	485	50,658
Aviva PLC (United Kingdom)	11,325	73,946
China Life Insurance Co. Ltd. (Taiwan)	4,620	3,556
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	800	3,004
CHUBB Ltd.	323	38,485
CNA Financial Corp.	356	11,456
CNO Financial Group, Inc.	675	12,096
Direct Line Insurance Group PLC (United Kingdom)	5,742	30,457
First American Financial Corp.	344	13,110
FNF Group	314	10,645
Genworth Financial, Inc. (Class A Stock)*	5,473	14,941
Korean Reinsurance Co. (South Korea)	443	5,407
Markel Corp.*	18	16,048
Marsh & McLennan Cos., Inc.	2,798	170,090
MetLife, Inc.	2,366	103,962
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	45	9,133
Old Republic International Corp.	407	7,440
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	4,000	19,195
QBE Insurance Group Ltd. (Australia)	1,539	12,861
RSA Insurance Group PLC (United Kingdom)	5,731	39,056
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	70	18,079
Sanlam Ltd. (South Africa)	2,405	11,142
Standard Life PLC (United Kingdom)	1,994	10,168

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Tokio Marine Holdings, Inc. (Japan)	1,700	$57,439
Unico American Corp.*	662	6,289
Willis Towers Watson PLC	21	2,492
XL Group PLC (Ireland)	3,111	114,485
Zurich Insurance Group AG (Switzerland)*	216	50,093

		1,044,192

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	626	371,619
Ctrip.com International Ltd. (China), ADR*	892	39,480
Interpark Corp. (South Korea)	284	4,994
JD.com, Inc. (China), ADR*	228	6,042
Netflix, Inc.*	611	62,463
Priceline Group, Inc. (The)*	170	219,123
Takkt AG (Germany)	224	4,303
Vipshop Holdings Ltd. (China), ADR*	338	4,353
Yoox Net-A-Porter Group SpA (Italy)*	179	5,485

		717,862

Internet Software & Services — 3.1%
58.com, Inc. (China), ADR*	199	11,074
AfreecaTV Co. Ltd. (South Korea)	272	5,235
Alibaba Group Holding Ltd. (China), ADR*	976	77,133
Alphabet, Inc. (Class A Stock)*	123	93,837
Alphabet, Inc. (Class C Stock)*	327	243,599
Autohome, Inc. (China), ADR*	214	5,979
Baidu, Inc. (China), ADR*	401	76,543
Demandware, Inc.*	37	1,447
Facebook, Inc. (Class A Stock)*	1,758	200,588
IAC/InterActiveCorp.	56	2,636
Just Eat PLC (United Kingdom)*	1,680	9,095
Kakaku.com, Inc. (Japan)	300	5,562
LinkedIn Corp. (Class A Stock)*	224	25,614
Mail.Ru Group Ltd. (Russia), GDR, RegS*	264	5,729
MercadoLibre, Inc. (Argentina)	151	17,795
NAVER Corp. (South Korea)	53	29,535
Pandora Media, Inc.*	216	1,933
Rackspace Hosting, Inc.*	174	3,757
Scout24 AG (Germany)*	320	11,074
SINA Corp. (China)*	130	6,158
Tencent Holdings Ltd. (China)	7,700	157,422
Twitter, Inc.*	762	12,611
VeriSign, Inc.*	235	20,807
Yahoo Japan Corp. (Japan)	6,400	27,240
Yahoo!, Inc.*	616	22,675
Yandex NV (Russia) (Class A Stock)*	148	2,267
Zillow Group, Inc. (Class A Stock)*	128	3,270
Zillow Group, Inc. (Class C Stock)*	176	4,176

		1,084,791

IT Services — 2.3%
Accenture PLC (Class A Stock)	499	57,585
Altran Technologies SA (France)	488	6,756
Amadeus IT Holding SA (Spain) (Class A Stock)	976	41,738
Automatic Data Processing, Inc.	533	47,815
Black Knight Financial Services, Inc. (Class A Stock)*	271	8,409
Cognizant Technology Solutions Corp. (Class A Stock)*	60	3,762
CSG Systems International, Inc.	249	11,245

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	442	$27,983
First Data Corp. (Class A Stock)*	170	2,200
Fiserv, Inc.*	558	57,240
FleetCor Technologies, Inc.*	73	10,859
Gartner, Inc.*	29	2,591
Global Payments, Inc.	139	9,077
Indra Sistemas SA (Spain)*	849	9,859
Infosys Ltd. (India), ADR	2,272	43,213
Jack Henry & Associates, Inc.	123	10,402
Luxoft Holding, Inc.*	112	6,163
MasterCard, Inc. (Class A Stock)	1,357	128,237
PayPal Holdings, Inc.*	319	12,313
Paysafe Group PLC (Isle of Man)*	1,637	9,936
Travelsky Technology Ltd. (China) (Class H Stock)	6,000	9,837
Visa, Inc. (Class A Stock)	3,192	244,124
Wirecard AG (Germany)	555	20,972
Xchanging PLC (United Kingdom)	2,657	7,289

		789,605

Leisure Products — 0.3%
Brunswick Corp.	198	9,500
Mattel, Inc.	2,681	90,135
Polaris Industries, Inc.	83	8,174
Thule Group AB (The) (Sweden)	457	6,290

		114,099

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	2,316	92,293
Charles River Laboratories International, Inc.*	79	5,999
Eurofins Scientific SE (Luxembourg)	24	8,787
INC Research Holdings, Inc. (Class A Stock)*	145	5,975
Mettler-Toledo International, Inc.*	35	12,067
Tecan Group AG (Switzerland)	71	10,795
Thermo Fisher Scientific, Inc.	1,300	184,067

		319,983

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	324	11,220
Colfax Corp.*	186	5,318
FANUC Corp. (Japan)	100	15,487
Flowserve Corp.	742	32,952
Fujitec Co. Ltd. (Japan)	900	9,168
GEA Group AG (Germany)	742	36,203
Graco, Inc.	161	13,518
Illinois Tool Works, Inc.	523	53,576
Lincoln Electric Holdings, Inc.	215	12,593
Manitex International, Inc.*	636	3,326
METAWATER Co. Ltd. (Japan)	400	9,976
Middleby Corp. (The)*	134	14,307
Miura Co. Ltd. (Japan)	300	5,591
Nabtesco Corp. (Japan)	300	6,729
NORMA Group SE (Germany)	252	14,066
Obara Group, Inc. (Japan)	300	10,753
Oshkosh Corp.	188	7,684
PACCAR, Inc.	93	5,086
Pentair PLC (United Kingdom)	649	35,215
Sandvik AB (Sweden)	420	4,338
SFS Group AG (Switzerland)*	81	6,023

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Snap-on, Inc.	43	$6,751
Spirax-Sarco Engineering PLC (United Kingdom)	103	5,377
SPX FLOW, Inc.*	50	1,254
Stabilus SA (Luxembourg)*	155	7,467
Sulzer AG (Switzerland)	264	26,179
Trinity Industries, Inc.	200	3,662
Volvo AB (Sweden) (Class B Stock)	1,318	14,436
WABCO Holdings, Inc.*	123	13,151
Wabtec Corp.	262	20,774
Watts Water Technologies, Inc. (Class A Stock)	80	4,410

		416,590

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	11	14,421
Kirby Corp.*	161	9,707

		24,128

Media — 1.9%
AH Belo Corp. (Class A Stock)	1,275	6,133
Aimia, Inc. (Canada)	1,757	11,431
Altice NV (Netherlands) (Class A Stock)*	1,216	21,600
Altice NV (Netherlands) (Class B Stock)*	118	2,120
Ascential PLC (United Kingdom)*	2,826	9,335
Astro Malaysia Holdings Bhd (Malaysia)	26,700	20,458
BEC World PCL (Thailand)(g)	6,000	4,733
Charter Communications, Inc. (Class A Stock)*	15	3,036
Comcast Corp. (Class A Stock)	1,539	94,002
CTS Eventim AG & Co. KGaA (Germany)	218	7,730
CyberAgent, Inc. (Japan)	300	13,947
Daiichikosho Co. Ltd. (Japan)	100	4,352
DISH Network Corp. (Class A Stock)*	62	2,868
Ebiquity PLC (United Kingdom)(g)	1,631	3,174
Havas SA (France)	471	3,774
Huntsworth PLC (United Kingdom)	2,468	1,436
Kadokawa Dwango (Japan)*	300	4,618
Liberty Global PLC (United Kingdom) (Class A Stock)*	643	24,755
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,441	54,124
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	302	11,440
Liberty Media Corp. (Class A Stock)*	200	7,726
Liberty Media Corp. (Class C Stock)*	279	10,627
Major Cineplex Group PCL (Thailand)	8,400	7,223
Multiplus SA (Brazil)	123	1,121
Naspers Ltd. (South Africa) (Class N Stock)	57	7,946
Omnicom Group, Inc.	540	44,944
Publicis Groupe SA (France)	222	15,567
Sirius XM Holdings, Inc.*	2,509	9,911
Sky PLC (United Kingdom)	3,703	54,414
Surya Citra Media Tbk PT (Indonesia)	16,300	3,856
Tele Columbus AG (Germany)*	784	8,014
Time Warner, Inc.	214	15,526
Twenty-First Century Fox, Inc. (Class A Stock)	1,127	31,421
Walt Disney Co. (The)	729	72,397
WPP PLC (United Kingdom)	2,941	68,453

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
YouGov PLC (United Kingdom)(g)	3,043	$5,988

		670,200

Metals & Mining — 2.3%
Acerinox SA (Spain)	181	2,091
Agnico Eagle Mines Ltd. (Canada)	530	19,165
Alcoa, Inc.	2,064	19,773
Alrosa AO (Russia)	2,800	2,899
Antofagasta PLC (Chile)	818	5,497
APERAM SA (Luxembourg)	96	3,657
ArcelorMittal (Luxembourg)	2,004	9,041
Aurubis AG (Germany)	69	3,429
Barrick Gold Corp. (Canada)	2,230	30,283
BHP Billiton Ltd. (Australia)	3,733	48,237
BHP Billiton PLC (Australia)	2,396	26,831
Carpenter Technology Corp.	155	5,306
Centamin PLC (United Kingdom)	9,161	11,613
Cia de Minas Buenaventura SAA (Peru), ADR*	1,668	12,276
Constellium NV (Netherlands) (Class A Stock)*	454	2,356
Eldorado Gold Corp. (Canada)	1,600	5,056
Franco-Nevada Corp. (Canada)	641	39,366
Freeport-McMoRan, Inc.	1,300	13,442
Fresnillo PLC (Mexico)	2,255	30,796
Glencore PLC (Switzerland)*	14,986	33,695
Goldcorp, Inc. (Canada)	2,209	35,852
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	5,280	12,738
Hitachi Metals Ltd. (Japan)	1,000	10,312
Hyundai Steel Co. (South Korea)	135	6,560
JFE Holdings, Inc. (Japan)	500	6,715
Kobe Steel Ltd. (Japan)	4,000	3,516
Korea Zinc Co. Ltd. (South Korea)	19	8,007
Maruichi Steel Tube Ltd. (Japan)	100	2,739
Mitsubishi Materials Corp. (Japan)	2,000	5,643
MMC Norilsk Nickel PJSC (Russia), ADR	2,610	33,695
New Gold, Inc. (Canada)*	2,310	8,626
Newmont Mining Corp.	1,110	29,504
Nippon Steel & Sumitomo Metal Corp. (Japan)	600	11,503
Nisshin Steel Co. Ltd. (Japan)	300	3,497
Nucor Corp.	463	21,900
OceanaGold Corp. (Australia)	4,430	12,177
Orocobre Ltd. (Australia)*	828	1,846
Osisko Gold Royalties Ltd. (Canada)	750	8,010
Petra Diamonds Ltd. (South Africa)	7,819	11,820
POSCO (South Korea)	59	11,255
Randgold Resources Ltd. (United Kingdom)	418	38,031
Reliance Steel & Aluminum Co.	141	9,756
Rio Tinto Ltd. (United Kingdom)	611	19,895
Rio Tinto PLC (United Kingdom)	1,642	46,026
Royal Gold, Inc.	74	3,795
Silver Wheaton Corp. (Canada)	1,454	24,107
South32 Ltd. (Australia)*	23,202	26,036
Southern Copper Corp. (Peru)	606	16,792
Steel Dynamics, Inc.	330	7,428
Teck Resources Ltd. (Canada) (Class B Stock)	800	6,088
ThyssenKrupp AG (Germany)	566	11,723
UACJ Corp. (Japan)	1,000	2,026

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Vale SA (Brazil), ADR	3,000	$12,630
Voestalpine AG (Austria)	203	6,771
Western Areas Ltd. (Australia)	579	962
Worthington Industries, Inc.	131	4,669

		807,459

Multiline Retail — 0.4%
Dollar General Corp.	573	49,049
Lojas Renner SA (Brazil)	5,870	34,055
Marks & Spencer Group PLC (United Kingdom)	5,031	29,317
Matahari Department Store Tbk PT (Indonesia)	4,500	6,227
SACI Falabella (Chile)	795	5,552
Seria Co. Ltd. (Japan)	100	6,040
Woolworths Holdings Ltd. (South Africa)	1,899	11,519

		141,759

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	2,441	51,066
DTE Energy Co.	336	30,462
National Grid PLC (United Kingdom)	1,800	25,469
NiSource, Inc.	479	11,285
Sempra Energy	118	12,278
WEC Energy Group, Inc.	429	25,770

		156,330

Oil, Gas & Consumable Fuels — 2.5%
Advantage Oil & Gas Ltd. (Canada)*	100	549
Apache Corp.	220	10,738
ARC Resources Ltd. (Canada)	100	1,454
California Resources Corp.	7	7
Cameco Corp. (Canada)	100	1,284
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,414	38,178
Canadian Natural Resources Ltd. (Canada) (TSX)	1,122	30,349
Cenovus Energy, Inc. (Canada)	230	2,993
Cheniere Energy, Inc.*	18	609
Chevron Corp.	463	44,170
Cimarex Energy Co.	168	16,341
CNOOC Ltd. (China)	4,000	4,668
Columbia Pipeline Group, Inc.	54	1,355
Concho Resources, Inc.*	224	22,633
Diamondback Energy, Inc.*	199	15,359
Energen Corp.	159	5,818
EOG Resources, Inc.	126	9,145
EQT Corp.	575	38,675
Exxon Mobil Corp.	903	75,482
Gulfport Energy Corp.*	349	9,891
INPEX Corp. (Japan)	1,500	11,359
Kelt Exploration Ltd. (Canada)*	470	1,433
Koninklijke Vopak NV (Netherlands)	36	1,790
Kosmos Energy LLC*	1,717	9,993
Lundin Petroleum AB (Sweden)*	187	3,161
Matador Resources Co.*	222	4,209
Memorial Resource Development Corp.*	138	1,405
Noble Energy, Inc.	150	4,711
Occidental Petroleum Corp.	956	65,419
PDC Energy, Inc.*	180	10,701
Pioneer Natural Resources Co.	129	18,155

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Raging River Exploration, Inc. (Canada)*	220	$1,538
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,348	65,311
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,734	42,196
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	1,577	77,573
Seven Generations Energy Ltd. (Canada)*^	31	451
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	580	8,731
SM Energy Co.	159	2,980
Spectra Energy Corp.	2,788	85,313
Statoil ASA (Norway)	619	9,668
Suncor Energy, Inc. (Canada)	320	8,899
Synergy Resources Corp.*	300	2,331
Targa Resources Corp.	148	4,419
Total SA (France)	564	25,663
TOTAL SA (France), ADR	1,320	59,954
Tourmaline Oil Corp. (Canada)*	119	2,520
Valero Energy Corp.	50	3,207
Woodside Petroleum Ltd. (Australia)	881	17,623
World Fuel Services Corp.	119	5,781

		886,192

Paper & Forest Products — 0.1%
TFS Corp. Ltd. (Australia)	4,655	6,016
West Fraser Timber Co. Ltd. (Canada)	1,072	43,012

		49,028

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	73	6,885
Hengan International Group Co. Ltd. (China)	1,500	13,065
LG Household & Health Care Ltd. (South Korea)	57	47,131
Nu Skin Enterprises, Inc. (Class A Stock)	129	4,934

		72,015

Pharmaceuticals — 3.9%
Akorn, Inc.*	136	3,200
Allergan PLC*	448	120,077
Aspen Pharmacare Holdings Ltd. (South Africa)*	546	11,823
Astellas Pharma, Inc. (Japan)	4,800	63,790
Bayer AG (Germany)	376	44,060
Bristol-Myers Squibb Co.	970	61,964
Chugai Pharmaceutical Co. Ltd. (Japan)	300	9,283
CSPC Pharmaceutical Group Ltd. (China)	10,000	9,052
Daiichi Sankyo Co. Ltd. (Japan)	1,700	37,732
Dr. Reddy’s Laboratories Ltd. (India), ADR	146	6,598
Durect Corp.*	3,430	4,631
Eli Lilly & Co.	304	21,891
Endo International PLC*	181	5,095
GlaxoSmithKline PLC (United Kingdom), ADR	940	38,117
Horizon Pharma PLC*	174	2,883
Johnson & Johnson	397	42,955
Laboratorios Farmaceuticos Rovi SA (Spain)	411	6,908
Mallinckrodt PLC*	759	46,512

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	636	$33,651
Mylan NV*	1,782	82,596
Novartis AG (Switzerland)	1,268	91,742
Otsuka Holdings Co. Ltd. (Japan)	500	18,161
Pacira Pharmaceuticals, Inc.*	107	5,669
Perrigo Co. PLC	56	7,164
Pfizer, Inc.	11,059	327,789
Roche Holding AG (Switzerland)	408	100,180
Shire PLC (Ireland)	637	36,331
Shire PLC (Ireland), ADR	57	9,798
Sino Biopharmaceutical Ltd. (Hong Kong)	16,000	12,004
Teva Pharmaceutical Industries Ltd. (Israel), ADR	678	36,280
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	4,000	6,429
Valeant Pharmaceuticals International, Inc. (NYSE)*	3	79
Valeant Pharmaceuticals International, Inc. (TSX)*	108	2,831
Zoetis, Inc.	987	43,754

		1,351,029

Professional Services — 0.7%
Capita PLC (United Kingdom)	3,075	45,908
CBIZ, Inc.*	962	9,707
DKSH Holding AG (Switzerland)*	130	8,892
Equifax, Inc.	422	48,230
Exova Group PLC (United Kingdom)	2,522	5,799
Experian PLC (Ireland)	3,869	69,059
Hays PLC (United Kingdom)	3,461	6,008
IHS, Inc. (Class A Stock)*	135	16,762
ManpowerGroup, Inc.	173	14,086
Sai Global Ltd. (Australia)	952	2,750
Temp Holdings Co. Ltd. (Japan)	600	8,693
Verisk Analytics, Inc.*	29	2,318

		238,212

Real Estate Investment Trusts (REITs) — 4.3%
Acadia Realty Trust	320	11,242
Alexandria Real Estate Equities, Inc.	59	5,362
American Campus Communities, Inc.	360	16,952
American Capital Agency Corp.	749	13,954
American Capital Mortgage Investment Corp.	745	10,937
American Homes 4 Rent (Class A Stock)	742	11,798
American Tower Corp.	1,348	137,995
Annaly Capital Management, Inc.	1,251	12,835
Apollo Commercial Real Estate Finance, Inc.	668	10,888
AvalonBay Communities, Inc.	282	53,636
Axiare Patrimonio SOCIMI SA (Spain)	954	14,199
Boston Properties, Inc.	248	31,516
Brookfield Canada Office Properties (Canada)	310	6,965
Camden Property Trust	178	14,968
Canadian Real Estate Investment Trust (Canada)	125	4,338
CapitaLand Mall Trust (Singapore)	6,830	10,585
Charter Hall Retail REIT (Australia)	1,377	4,840
Cherry Hill Mortgage Investment Corp.	757	10,719

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Concentradora Fibra Danhos SA de CV (Mexico)	2,640	$5,509
Corporate Office Properties Trust	230	6,035
Crown Castle International Corp.	771	66,691
CYS Investments, Inc.	1,374	11,184
DCT Industrial Trust, Inc.	268	10,578
Derwent London PLC (United Kingdom)	163	7,366
Digital Realty Trust, Inc.	94	8,318
Douglas Emmett, Inc.	925	27,852
EastGroup Properties, Inc.	81	4,890
Education Realty Trust, Inc.	199	8,278
Ellington Residential Mortgage REIT	851	10,186
Equity Residential	404	30,312
Essex Property Trust, Inc.	150	35,079
Federal Realty Investment Trust	241	37,608
Fibra Uno Administracion SA de CV (Mexico)	5,400	12,561
First Potomac Realty Trust	1,095	9,921
Gecina SA (France)	359	49,242
General Growth Properties, Inc.	2,720	80,866
Great Portland Estates PLC (United Kingdom)	553	5,773
Hammerson PLC (United Kingdom)	540	4,480
Healthcare Realty Trust, Inc.	358	11,059
Highwoods Properties, Inc.	198	9,466
Hoshino Resorts REIT, Inc. (Japan)	1	12,208
Host Hotels & Resorts, Inc.	586	9,786
InnSuites Hospitality Trust	1,399	3,288
Investors Real Estate Trust	1,000	7,260
Invincible Investment Corp. (Japan)	15	11,227
Iron Mountain, Inc.	543	18,413
Kilroy Realty Corp.	259	16,024
Kimco Realty Corp.	800	23,024
Klepierre (France)	223	10,652
Macerich Co. (The)	398	31,538
Mori Hills REIT Investment Corp. (Japan)	8	11,836
Nippon Accommodations Fund, Inc. (Japan)	3	11,565
Nippon Prologis REIT, Inc. (Japan)	3	6,708
Paramount Group, Inc.	200	3,190
Pebblebrook Hotel Trust	156	4,535
Post Properties, Inc.	16	956
ProLogis, Inc.	881	38,923
PS Business Parks, Inc.	98	9,850
Public Storage	151	41,650
Ramco-Gershenson Properties Trust	669	12,062
Rayonier, Inc.	517	12,760
Regency Centers Corp.	466	34,880
RLJ Lodging Trust	557	12,744
Scentre Group (Australia)	3,956	13,466
Shaftesbury PLC (United Kingdom)	1,120	14,611
Simon Property Group, Inc.	443	92,007
SL Green Realty Corp.	301	29,161
Stockland (Australia)	1,716	5,614
Sunstone Hotel Investors, Inc.	347	4,858
Taubman Centers, Inc.	86	6,126
Terreno Realty Corp.	199	4,667
Unibail-Rodamco SE (France)	36	9,873
Urban Edge Properties	440	11,370
Vicinity Centres (Australia)	5,493	13,425
Vornado Realty Trust	317	29,934
Weingarten Realty Investors	301	11,294

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	1,998	$61,898
ZAIS Financial Corp.	512	7,639

		1,498,005

Real Estate Management & Development — 0.9%
Alexander & Baldwin, Inc.	65	2,384
BR Malls Participacoes SA (Brazil)	2,859	11,657
Brasil Brokers Participacoes SA (Brazil)*	2,500	1,363
Cheung Kong Property Holdings Ltd. (Hong Kong)	6,736	43,409
China Overseas Land & Investment Ltd. (China)	8,000	25,337
China Vanke Co. Ltd. (China) (Class H Stock)	2,400	5,889
Emaar Malls Group PJSC (United Arab Emirates)*	4,490	3,518
Emaar Properties PJSC (United Arab Emirates)	6,271	10,280
Hongkong Land Holdings Ltd. (Hong Kong)	4,300	25,757
Hufvudstaden AB (Sweden) (Class A Stock)	447	7,070
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,262
Iguatemi Empresa de Shopping Centers SA (Brazil)	550	3,789
Inmobiliaria Colonial SA (Spain)*	8,735	6,458
Jones Lang LaSalle, Inc.	97	11,380
Kerry Properties Ltd. (Hong Kong)	2,500	6,864
Mitsubishi Estate Co. Ltd. (Japan)	1,000	18,560
Nexity SA (France)	48	2,498
PSP Swiss Property AG (Switzerland)*	385	37,020
Realogy Holdings Corp.*	301	10,869
Soho China Ltd. (China)	9,000	4,306
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	36,710
Tokyo Tatemono Co. Ltd. (Japan)	500	6,219
Wharf Holdings Ltd. (The) (Hong Kong)	2,000	10,955

		296,554

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	274	36,357
Canadian Pacific Railway Ltd. (Canada) (TSX)	219	29,096
ComfortDelGro Corp. Ltd. (Singapore)	10,900	23,624
Hertz Global Holdings, Inc.*	424	4,465
J.B. Hunt Transport Services, Inc.	195	16,427
Kansas City Southern	173	14,783
Old Dominion Freight Line, Inc.*	42	2,924
Union Pacific Corp.	356	28,320

		155,996

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	1,451	4,135
Analog Devices, Inc.	128	7,576
Applied Materials, Inc.	808	17,113
ARM Holdings PLC (United Kingdom)	1,584	23,065
ASM Pacific Technology Ltd. (Hong Kong)	500	3,936
ASML Holding NV (Netherlands)	313	31,499
Broadcom Ltd. (Singapore)	69	10,661
Cree, Inc.*	272	7,915
Cypress Semiconductor Corp.	833	7,214
Eo Technics Co. Ltd. (South Korea)	66	6,899
IQE PLC (United Kingdom)*	19,315	6,519

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
LEENO Industrial, Inc. (South Korea)	90	$3,058
Marvell Technology Group Ltd. (Bermuda)	711	7,330
Microchip Technology, Inc.	324	15,617
Micron Technology, Inc.*	263	2,754
NXP Semiconductors NV (Netherlands)*	789	63,964
QuickLogic Corp.*	2,145	2,274
SK Hynix, Inc. (South Korea)	864	21,270
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	26,000	129,684
Texas Instruments, Inc.	1,534	88,082
Xilinx, Inc.	370	17,549

		478,114

Software — 2.2%
Activision Blizzard, Inc.	45	1,523
ANSYS, Inc.*	167	14,940
Aspen Technology, Inc.*	23	831
Autodesk, Inc.*	248	14,461
CA, Inc.	2,371	73,003
CDK Global, Inc.	285	13,267
Computer Modelling Group Ltd. (Canada)	204	1,593
Descartes Systems Group, Inc. (The) (Canada)*	299	5,820
Electronic Arts, Inc.*	214	14,148
Fortinet, Inc.*	231	7,076
Guidewire Software, Inc.*	127	6,919
Intuit, Inc.	9	936
Microsoft Corp.	7,373	407,211
Mobileye NV*	308	11,485
MYOB Group Ltd. (Australia)	1,497	3,750
NetSuite, Inc.*	51	3,493
Playtech PLC (United Kingdom)	1,147	14,277
PTC, Inc.*	305	10,114
QLIK Technologies, Inc.*	160	4,627
Red Hat, Inc.*	289	21,533
salesforce.com, Inc.*	940	69,400
ServiceNow, Inc.*	544	33,282
Splunk, Inc.*	150	7,340
Synopsys, Inc.*	303	14,677
Totvs SA (Brazil)	169	1,259
Voltari Corp.*	670	2,640
WANdisco PLC (United Kingdom)*	471	1,241
Workday, Inc. (Class A Stock)*	142	10,911

		771,757

Specialty Retail — 1.7%
AutoZone, Inc.*	32	25,494
Burlington Stores, Inc.*	176	9,898
Byggmax Group AB (Sweden)	487	4,466
CarMax, Inc.*	167	8,534
Dick’s Sporting Goods, Inc.	138	6,451
Dufry AG (Switzerland)*	74	9,088
Foot Locker, Inc.	211	13,609
Greencross Ltd. (Australia)	952	5,458
Hikari Tsushin, Inc. (Japan)	300	22,830
Home Depot, Inc. (The)	791	105,543
Kingfisher PLC (United Kingdom)	4,496	24,250
L Brands, Inc.	445	39,075
Lowe’s Cos., Inc.	1,426	108,019
Mr. Price Group Ltd. (South Africa)	343	4,118
Murphy USA, Inc.*	58	3,564

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	159	$43,512
Pets At Home Group PLC (United Kingdom)	1,707	6,597
Ross Stores, Inc.	1,361	78,802
Sports Direct International PLC (United Kingdom)*	924	5,012
Tractor Supply Co.	473	42,788
Ulta Salon Cosmetics & Fragrance, Inc.*	57	11,043
VT Holdings Co. Ltd. (Japan)	1,200	7,200
XXL ASA (Norway)	798	9,732
Yellow Hat Ltd. (Japan)	300	6,025

		601,108

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,333	145,284
Catcher Technology Co. Ltd. (Taiwan)	3,000	24,587
NCR Corp.*	244	7,303
Quanta Computer, Inc. (Taiwan)	3,000	5,236
Samsung Electronics Co. Ltd. (South Korea)	23	26,395
Western Digital Corp.	1,002	47,334
Xaar PLC (United Kingdom)	766	5,363

		261,502

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)	48	909
Burberry Group PLC (United Kingdom)	2,329	45,531
Cie Financiere Richemont SA (Switzerland)	474	3,128
Hanesbrands, Inc.	814	23,069
Kate Spade & Co.*	154	3,930
Lululemon Athletica, Inc.*	20	1,354
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	6,300	8,363
Moncler SpA (Italy)	918	15,486
NIKE, Inc. (Class B Stock)	1,006	61,839
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	8,678
PVH Corp.	8	792
Samsonite International SA	6,900	23,126
Ted Baker PLC (United Kingdom)	226	8,839
Tumi Holdings, Inc.*	253	6,785

		211,829

Thrifts & Mortgage Finance
MGIC Investment Corp.*	749	5,745
Waterstone Financial, Inc.	820	11,218

		16,963

Tobacco — 1.2%
Imperial Brands PLC (United Kingdom)	528	29,234
Japan Tobacco, Inc. (Japan)	2,200	91,570
KT&G Corp. (South Korea)	423	40,731
Philip Morris International, Inc.	2,494	244,686

		406,221

Trading Companies & Distributors — 0.4%
Brenntag AG (Germany)	515	29,346
IMCD Group NV (Netherlands)	213	7,961
Indutrade AB (Sweden)	73	4,477
Mitsubishi Corp. (Japan)	100	1,692
MRC Global, Inc.*	500	6,570
Rexel SA (France)	1,295	18,460

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	7,300	$72,438

		140,944

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	1,842	34,611

Water Utilities — 0.1%
American States Water Co.	284	11,178
California Water Service Group	403	10,768

		21,946

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	54,600	18,118
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	1,500	2,500
SoftBank Group Corp. (Japan)	300	14,349
Tim Participacoes SA (Brazil), ADR	1,462	16,170
T-Mobile US, Inc.*	267	10,226
Vodafone Group PLC (United Kingdom)	11,458	36,409
Vodafone Group PLC (United Kingdom), ADR	1,661	53,235

		151,007

TOTAL COMMON STOCKS (cost $25,153,118)		25,357,932

PREFERRED STOCKS — 0.2%
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	998	7,483
Itau Unibanco Holding SA (Brazil) (PRFC)	6,261	54,171

		61,654

TOTAL PREFERRED STOCKS (cost $65,221)		61,654

	Units

RIGHTS*
Household Durables
Cairn Homes PLC (Ireland), expiring 04/13/16*	603	26

Paper & Forest Products
Metsa Board OYJ (Finland)	173	1,156

Pharmaceuticals
Dyax Corp. Contingent Value Right^	146	162

TOTAL RIGHTS (cost $1,148)		1,344

	Shares
UNAFFILIATED MUTUAL FUNDS — 8.3%
T. Rowe Price Emerging Markets Bond Fund*	87,041	1,028,822
T. Rowe Price Institutional Floating Rate Fund*	102,963	1,011,096
T. Rowe Price Institutional High Yield Fund*	104,928	866,706

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $3,037,902)		2,906,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	5,026
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	14,978
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	10	9,985
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1	997
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	15	15,021
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%	03/15/23	5	5,054
Series 2015-2, Class A1
2.250%	07/17/23	5	5,052
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	10,068
Series 2015-4, Class A4
2.010%	07/20/20	15	15,053
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	5,053
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,041
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	4,999
Ford Credit Auto Owner Trust,
Series 2015-C, Class A4
1.740%	02/15/21	5	5,042
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15	15,010
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	5	4,998
Series 2015-A, Class A4
1.650%	12/15/21	5	5,026
SMART ABS Series Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	15	14,946
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10	10,042
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15	15,111
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	15,112
Series 2016-A, Class A3
1.770%	09/15/21	10	10,075

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)

TOTAL ASSET-BACKED SECURITIES (cost $201,057)			$201,689

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,705
COMM Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	8	7,742
Series 2015-CR24, Class A5
3.696%	08/10/55	10	10,688
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,681
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1(g)
2.413%	08/25/47	9	8,907
FREMF Mortgage Trust,
Series 2015-K43, Class B
3.863%(c)	02/25/48	10	9,239
Series 2015-K45, Class B
3.714%(c)	04/25/48	10	8,673
Series 2015-K47, Class B
3.723%(c)	06/25/48	15	12,900
Series 2015-K48, Class B
3.635%(c)	08/25/48	10	8,714
Series 2015-K49, Class B
3.848%(c)	10/25/48	10	8,382
Series 2015-K718, Class B
3.669%(c)	02/25/22	10	9,233
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,709
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,799
Series 2014-C22, Class A1
1.451%	09/15/47	8	7,543
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,743
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,603
Series 2015-C24, Class AS
4.036%(c)	05/15/48	10	10,535
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,632
Series 2015-NXS2, Class A5
3.767%(c)	07/15/58	10	10,706
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,592

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $199,086)			198,726

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS — 3.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	$9,873
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	10,244
3.650%	11/01/24	5	5,152

			25,269

Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,394

Agriculture
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,100

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	5	4,615
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	10	9,553
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	10	9,492
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,163
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	5	4,713

			33,536

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	10	10,033
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,876
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,060
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,019
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	10,051

			35,039

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	20	20,351
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,593

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	$5,010
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,007
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,170
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,027
Sub. Notes
4.450%	09/29/27	10	10,062
4.600%	03/09/26	10	10,253
Fifth Third Bancorp,
Sub. Notes
6.375%	01/16/24	10	10,534
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	5	5,099
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,519
Sub. Notes
4.250%	10/21/25	15	15,252
5.150%	05/22/45	5	5,079
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	5,010
2.750%	06/23/20	10	10,241
Sub. Notes
3.375%	05/01/23	10	10,041
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,164
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,069
4.300%	01/27/45	5	5,031
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	5	4,975
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,299
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18	10	10,042
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,660

			210,488

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	$5,336

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,288
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,075
3.550%	08/15/22	10	10,485
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,283

			26,131

Chemicals
Valspar Corp. (The),
Sr. Unsec’d. Notes
3.950%	01/15/26	5	5,161

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	10,023
George Washington University (The),
Unsec’d. Notes
4.131%	05/15/45	5	5,146
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,136

			20,305

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,477
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	15	15,098
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	5	5,013

			30,588

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	4,959

Diversified Financial Services — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,070
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,867
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,123
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
2.200%	01/09/20	15	$15,440

			40,500

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,311
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,057
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	4,975
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,445
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,425
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,678
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,982

			51,873

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,453
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,005
Keysight Technologies, Inc.,
Gtd. Notes
3.300%	10/30/19	5	5,034

			20,492

Food
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	5	5,478

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,301

Hand/Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,154

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,162
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	10	10,348

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	$10,118

			25,628

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,307
Anthem, Inc.,
Sr. Unsec’d. Notes
1.375%	01/15/20	15	14,857
Humana, Inc.,
Sr. Unsec’d. Notes
1.250%	07/15/20	5	5,080
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,030
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,387

			35,661

Home Furnishings
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,009

Housewares
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	5	4,966

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/25	5	5,051
3.300%	03/01/21	5	5,112
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,098
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,298
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	4,783
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,090
3.300%	03/14/23	5	5,099
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,895

			60,426

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	10	10,685

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet (cont’d.)
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	$5,129

			15,814

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.950%	10/15/45	10	10,691
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	10	10,453
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,368
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,998
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	10	10,464

			52,974

Mining — 0.1%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	9,860
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	9,995
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	10	8,865

			28,720

Multi-National
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,065

Oil & Gas — 0.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	10	10,106
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	2	2,020
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,095
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	10	9,600
Gtd. Notes, MTN
3.500%	07/23/20	10	9,800
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	2	2,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	$10,094
Transocean, Inc.,
Gtd. Notes
7.125%	12/15/21	5	3,375

			57,095

Oil & Gas Services
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	2	1,722
Weatherford International LLC,
Gtd. Notes
6.350%	06/15/17	2	1,980

			3,702

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	10,390
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,191
4.550%	03/15/35	5	5,152
4.750%	03/15/45	10	10,517
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/22/18	5	4,960
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	5	5,309
VRX Escrow Corp.,
Gtd. Notes, 144A
5.875%	05/15/23	13	10,189

			51,708

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,573
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	5	4,969
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,341
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,748
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	4,946
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,312

			27,889

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	$5,107

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,581
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	10	10,161
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,177
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	4	4,430
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,134
4.375%	10/01/25	5	5,245
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,068
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,231

			50,027

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,360
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	5	5,144
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,970
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,011

			20,485

Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
3.700%	03/01/21	5	5,198
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,719
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,317

			26,234

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	10,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	5	$5,145
6.400%	09/15/33	15	18,450

			33,600

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,497
4.150%	04/01/45	10	10,261

			20,758

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,908
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,005

			14,913

TOTAL CORPORATE OBLIGATIONS (cost $1,087,046)			1,101,885

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	10	9,975
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	4,993
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,070
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18	10	10,381
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,413

TOTAL FOREIGN GOVERNMENT BONDS (cost $44,124)			45,832

MUNICIPAL BONDS
California
State of California,
General Obligation Unlimited
7.625%	03/01/40	5	7,646
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	5,119

			12,765

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	5	5,097

TOTAL MUNICIPAL BONDS (cost $17,323)			17,862

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.936%(c)	02/25/25(x)	4	$3,791
Series 2015-C03, Class 1M1
1.936%(c)	07/25/25	10	9,552
Series 2015-C03, Class 2M1
1.936%(c)	07/25/25	10	9,640

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,971)			22,983

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds
2.500%	02/15/45	93	90,682
2.875%	08/15/45	30	31,556
3.000%	11/15/44	45	48,560
3.125%	11/15/41-08/15/44(k)	168	185,618
3.375%	05/15/44	5	5,796
3.500%	02/15/39	5	5,950
3.625%	08/15/43	50	60,727
4.500%	02/15/36-05/15/38	82	112,577
5.375%	02/15/31	29	41,582
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/24	1,352	1,404,424
0.375%	07/15/23-07/15/25	93	95,877
0.625%	01/15/24	128	134,789
0.750%	02/15/45	82	79,813
1.000%	02/15/46	40	41,711
1.250%	07/15/20	377	440,236
1.375%	01/15/20	35	41,048
1.625%	01/15/18	166	196,281
2.125%	02/15/40	12	16,800
2.500%	07/15/16	31	37,024
3.875%	04/15/29	44	90,759
U.S. Treasury Notes
1.000%	09/15/18	26	26,124
1.625%	11/15/22-02/15/26	120	118,587
1.750%	09/30/19-10/31/20	225	230,718
2.000%	02/15/25-08/15/25	33	33,641
2.250%	11/15/25	35	36,426
2.625%	11/15/20	8	8,509

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,526,953)			3,615,815

		Value

TOTAL LONG-TERM INVESTMENTS (cost $33,355,949)		$ 33,532,346

	Shares
SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $476,483)(w)	476,483	476,483

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.6% (cost $33,832,432)		34,008,829

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
S&P 500 Index, expiring 05/20/16, Strike Price $2,065.00 (premiums received $44,161)	13	(43,940)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.5% (cost $33,788,271)		33,964,889
Other assets in excess of liabilities(z) — 2.5%		866,727

NET ASSETS — 100.0%		$ 34,831,616

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregated value of Level 3 securities is $613 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	5 Year U.S. Treasury Notes	Jun. 2016	$ 120,226	$ 121,164	$938
5	S&P 500 E-Mini Index	Jun. 2016	506,600	512,875	6,275

					7,213

Short Position:
1	10 Year U.S. Treasury Notes	Jun. 2016	129,078	130,391	(1,313)

					$5,900

(1)	U.S. Treasury Obligation with a market value of $37,613 has been segregated to cover requirement for open futures contracts as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,575,141	$6,782,340	$451
Preferred Stocks	61,654	—	—
Rights	—	1,182	162
Unaffiliated Mutual Funds	2,906,624	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	201,689	—
Commercial Mortgage-Backed Securities	—	198,726	—
Corporate Obligations	—	1,101,885	—
Foreign Government Bonds	—	45,832	—
Municipal Bonds	—	17,862	—
Residential Mortgage-Backed Securities	—	22,983	—
U.S. Treasury Obligations	—	3,615,815	—
Affiliated Mutual Fund	476,483	—	—
Options Written	(43,940)	—	—
Other Financial Instruments*
Futures Contracts	5,900	—	—

Total	$21,981,862	$11,988,314	$613

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$(36,321)
Interest rate contracts	(375)

Total	$(36,696)

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 76.0%
Aerospace & Defense — 1.0%
Airbus Group SE (France)	23,777	$1,575,406
Astrotech Corp.*	21,233	44,377
B/E Aerospace, Inc.	186	8,578
Boeing Co. (The)	17,028	2,161,534
Huntington Ingalls Industries, Inc.	944	129,271
KLX, Inc.*	3,403	109,372
LIG Nex1 Co. Ltd. (South Korea)	1,812	167,398
Northrop Grumman Corp.	485	95,982
Rockwell Collins, Inc.	5,231	482,351
Rolls-Royce Holdings PLC (United Kingdom)*	33,847	330,796
TASER International, Inc.*	4,599	90,278
Tel-Instrument Electronics Corp.*	10,355	44,319
Textron, Inc.	1,584	57,753
TransDigm Group, Inc.*(a)	64	14,102
United Technologies Corp.	3,644	364,764
Zodiac Aerospace (France)	10,447	208,636

		5,884,917

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,883	139,775
FedEx Corp.	3,825	622,404
United Parcel Service, Inc. (Class B Stock)	5,263	555,089

		1,317,268

Airlines — 1.0%
Air Arabia PJSC (United Arab Emirates)	361,210	120,994
Alaska Air Group, Inc.	5,857	480,391
American Airlines Group, Inc.	70,526	2,892,271
Delta Air Lines, Inc.	8,941	435,248
easyJet PLC (United Kingdom)	14,348	312,281
Flybe Group PLC (United Kingdom)*	91,735	83,846
Ryanair Holdings PLC (Ireland), ADR	4,330	371,601
Spirit Airlines, Inc.*	2,180	104,596
United Continental Holdings, Inc.*	22,383	1,339,846

		6,141,074

Auto Components — 0.9%
Autoliv, Inc.	1,420	168,242
BorgWarner, Inc.	157	6,029
Delphi Automotive PLC (United Kingdom)(a)	2,457	184,324
Dometic Group AB (Sweden)*	14,505	105,250
Gentex Corp.	8,162	128,062
GKN PLC (United Kingdom)	91,443	378,605
Hyundai Mobis Co. Ltd. (South Korea)	2,591	564,521
Johnson Controls, Inc.	41,330	1,610,630
Koito Manufacturing Co. Ltd. (Japan)	19,000	860,336
Leoni AG (Germany)	13,227	455,203
Minth Group Ltd. (China)	56,000	130,374
Musashi Seimitsu Industry Co. Ltd. (Japan)	7,200	142,740
NHK Spring Co. Ltd. (Japan)	8,400	80,327
Nifco, Inc. (Japan)	4,300	206,487
Nippon Seiki Co. Ltd. (Japan)	12,000	232,270
Press Kogyo Co. Ltd. (Japan)	43,600	146,773
S&T Motiv Co. Ltd. (South Korea)	1,748	105,711
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	41,011	83,859

		5,589,743

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.3%
Ferrari NV*	2,663	$111,047
Honda Motor Co. Ltd. (Japan)	28,400	776,487
Mitsubishi Motors Corp. (Japan)	62,500	466,558
Tesla Motors, Inc.*(a)	2,657	610,499

		1,964,591

Banks — 4.0%
Ashikaga Holdings Co. Ltd. (Japan)	38,700	110,581
Axis Bank Ltd. (India), GDR, RegS	15,620	528,737
Banco Bilbao Vizcaya Argentaria SA (Spain)	102,878	679,332
Bank Central Asia Tbk PT (Indonesia)	461,000	462,188
Bank of the Ryukyus Ltd. (Japan)	8,700	97,621
Barclays PLC (United Kingdom)	33,485	71,879
Barclays PLC (United Kingdom), ADR	34,932	301,114
BNP Paribas SA (France)	10,983	551,794
Boston Private Financial Holdings, Inc.	9,125	104,481
CIT Group, Inc.	3,831	118,876
Citigroup, Inc.	55,800	2,329,650
Danske Bank A/S (Denmark)	24,711	697,356
DnB ASA (Norway)	54,100	638,829
East West Bancorp, Inc.	453	14,713
Erste Group Bank AG (Austria)*	12,737	357,491
Fifth Third Bancorp	9,236	154,149
First Internet Bancorp	4,230	98,855
First Niagara Financial Group, Inc.	12,162	117,728
First Republic Bank(a)	2,354	156,871
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	76,600	691,698
HDFC Bank Ltd. (India), ADR	11,895	733,089
ING Groep NV (Netherlands), CVA	126,552	1,514,429
Investors Bancorp, Inc.	10,871	126,538
JPMorgan Chase & Co.	64,834	3,839,469
Lloyds Banking Group PLC (United Kingdom)	1,532,233	1,492,388
Mitsubishi UFJ Financial Group, Inc. (Japan)	69,700	322,962
National Bank of Canada (Canada)(a)	14,950	489,105
Preferred Bank	2,044	61,831
Royal Bank of Scotland Group PLC (United Kingdom)*	338,952	1,080,815
Shinhan Financial Group Co. Ltd. (South Korea)	4,826	169,874
Signature Bank*	1,049	142,790
Standard Chartered PLC (United Kingdom)	63,008	426,122
SVB Financial Group*	181	18,471
Svenska Handelsbanken AB (Sweden) (Class A Stock)	97,154	1,232,507
TCF Financial Corp.	9,015	110,524
Toronto-Dominion Bank (The) (Canada)(a)	8,650	373,374
Turkiye Garanti Bankasi A/S (Turkey)	144,358	422,349
U.S. Bancorp(a)	18,355	745,029
UniCredit SpA (Italy)	45,897	165,459
United Overseas Bank Ltd. (Singapore)	36,900	516,157
Wells Fargo & Co.	38,823	1,877,480

		24,144,705

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	2,296	285,248
Baron de Ley (Spain)*	706	81,220
Coca-Cola Co. (The)	6,629	307,519
Coca-Cola Enterprises, Inc.	7,027	356,550

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	1,697	$256,400
Diageo PLC (United Kingdom)	23,144	624,054
Molson Coors Brewing Co. (Class B Stock)	725	69,731
Monster Beverage Corp.*	445	59,354
PepsiCo, Inc.	16,764	1,717,975
SABMiller PLC (United Kingdom)	7,684	469,321

		4,227,372

Biotechnology — 1.7%
AbbVie, Inc.	548	31,302
Abcam PLC (United Kingdom)	26,624	225,124
ACADIA Pharmaceuticals, Inc.*(a)	3,015	84,299
Acceleron Pharma, Inc.*	1,390	36,682
Alexion Pharmaceuticals, Inc.*	11,760	1,637,227
Alnylam Pharmaceuticals, Inc.*	1,303	81,789
Baxalta, Inc.	2,758	111,423
Biogen, Inc.*	3,019	785,906
BioMarin Pharmaceutical, Inc.*	2,175	179,394
Bluebird Bio, Inc.*(a)	1,110	47,175
Celgene Corp.*	12,501	1,251,225
Celldex Therapeutics, Inc.*	4,602	17,396
Cepheid, Inc.*	3,629	121,063
CSL Ltd. (Australia)	4,063	315,741
Genus PLC (United Kingdom)	1,049	22,995
Gilead Sciences, Inc.	19,762	1,815,337
Grifols SA (Spain)	8,056	178,983
Grifols SA (Spain), ADR	36,540	565,274
Incyte Corp.*	3,203	232,121
Insmed, Inc.*	2,438	30,889
Ionis Pharmaceuticals, Inc.*(a)	1,599	64,760
Medivation, Inc.*	1,998	91,868
Regeneron Pharmaceuticals, Inc.*	2,025	729,891
Seattle Genetics, Inc.*	3,513	123,271
T2 Biosystems, Inc.*	2,542	25,064
United Therapeutics Corp.*	1,185	132,045
Vertex Pharmaceuticals, Inc.*(a)	12,979	1,031,701

		9,969,945

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	30,688	604,170
Fortune Brands Home & Security, Inc.(a)	2,632	147,497
Lindab International AB (Sweden)	12,038	96,149
Masco Corp.	6,893	216,785
NCI Building Systems, Inc.*	6,312	89,630
Polypipe Group PLC (United Kingdom)	33,058	151,554
Sanwa Holdings Corp. (Japan)	28,400	211,275
Tyman PLC (United Kingdom)	14,695	62,525
Volution Group PLC (United Kingdom)	63,627	146,214

		1,725,799

Capital Markets — 3.0%
3i Group PLC (United Kingdom)	6,527	42,678
Ameriprise Financial, Inc.	21,361	2,008,148
Ashford, Inc.*	927	42,262
Avanza Bank Holding AB (Sweden)	4,463	198,725
Banca Generali SpA (Italy)	4,172	122,520
Bank of New York Mellon Corp. (The)	82,086	3,023,227
BlackRock, Inc.(a)	2,839	966,878
BT Investment Management Ltd. (Australia)	20,024	148,676
Credit Suisse Group AG (Switzerland)*	48,607	686,426
E*Trade Financial Corp.*	11,302	276,786

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
GAM Holding AG (Switzerland)*	40,927	$591,359
Gladstone Investment Corp.	1,248	8,761
Goldman Sachs Group, Inc. (The)	586	91,990
Greenhill & Co., Inc.	48	1,066
Intermediate Capital Group PLC (United Kingdom)	15,260	135,438
Intertrust NV (Netherlands)*	4,311	96,148
Investec PLC (South Africa)	103,816	761,536
IP Group PLC (United Kingdom)*	35,416	89,321
Julius Baer Group Ltd. (Switzerland)*	14,188	608,054
Jupiter Fund Management PLC (United Kingdom)	37,554	220,293
Morgan Stanley	119,798	2,996,148
Northern Trust Corp.	5,650	368,211
NorthStar Asset Management Group, Inc.	4,296	48,760
Partners Group Holding AG (Switzerland)	781	313,766
Rathbone Brothers PLC (United Kingdom)	2,874	87,178
Raymond James Financial, Inc.	2,887	137,450
Saigon Securities, Inc. (Vietnam)*	94,666	89,632
SEI Investments Co.	3,213	138,320
State Street Corp.	30,122	1,762,739
TD Ameritrade Holding Corp.	48,140	1,517,854
Vostok New Ventures Ltd. (Sweden), SDR*.	12,639	82,514
Waddell & Reed Financial, Inc. (Class A Stock)	3,281	77,235
WisdomTree Investments, Inc.	1,499	17,134

		17,757,233

Chemicals — 1.6%
Air Liquide SA (France)	3,559	399,288
Air Water, Inc. (Japan)	28,000	415,066
Ashland, Inc.	11,422	1,255,963
Calgon Carbon Corp.	7,259	101,771
Celanese Corp. (Class A Stock)	5,335	349,443
Chugoku Marine Paints Ltd. (Japan)	24,000	158,254
E.I. du Pont de Nemours & Co.	6,200	392,584
Ecolab, Inc.	2,723	303,669
Fufeng Group Ltd. (China)(g)	359,000	114,548
GCP Applied Technologies, Inc.*	1,207	24,068
Incitec Pivot Ltd. (Australia)	159,749	389,882
JSR Corp. (Japan)	31,300	450,073
Kansai Paint Co. Ltd. (Japan)	6,000	96,308
Koninklijke DSM NV (Netherlands)	13,823	760,005
Linde AG (Germany)	3,806	553,006
Monsanto Co.	664	58,259
Nihon Parkerizing Co. Ltd. (Japan)	18,300	165,519
Nippon Kayaku Co. Ltd. (Japan)	8,000	80,759
Nippon Soda Co. Ltd. (Japan)	20,000	100,432
Nissan Chemical Industries Ltd. (Japan)	6,200	159,420
PPG Industries, Inc.	859	95,770
Praxair, Inc.	2,626	300,546
RPM International, Inc.	18,247	863,631
Sherwin-Williams Co. (The)	1,955	556,530
Sumitomo Seika Chemicals Co. Ltd. (Japan)	27,000	133,356
Syngenta AG (Switzerland)	2,079	862,155
Taiyo Holdings Co. Ltd. (Japan)	3,400	114,762
Victrex PLC (United Kingdom)	13,517	319,408
WR Grace & Co.*	1,837	130,758

		9,705,233

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	12,202	$54,909
Brambles Ltd. (Australia)	42,312	391,986
Clean Harbors, Inc.*	2,370	116,936
Downer EDI Ltd. (Australia)	158,627	466,717
Edenred (France)	5,862	113,647
Healthcare Services Group, Inc.	3,211	118,197
KAR Auction Services, Inc.	3,511	133,910
PayPoint PLC (United Kingdom)	13,870	149,007
Prosegur Cia de Seguridad SA (Spain)	12,874	72,414
Ritchie Bros. Auctioneers, Inc. (Canada)	2,124	57,518
Serco Group PLC (United Kingdom)*	113,329	166,740
Tyco International PLC.	43,566	1,599,308

		3,441,289

Communications Equipment — 0.7%
Brocade Communications Systems, Inc.	12,148	128,526
Cisco Systems, Inc.	50,185	1,428,767
Juniper Networks, Inc.(a)	48,011	1,224,761
Lumentum Holdings, Inc.*	2,877	77,593
Palo Alto Networks, Inc.*(a)	2,326	379,464
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	56,306	563,775
Viavi Solutions, Inc.*	13,787	94,579

		3,897,465

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	2,780	101,720
Comfort Systems USA, Inc.	3,419	108,622
SPIE SA (France)*	7,118	141,488

		351,830

Construction Materials — 0.2%
Fletcher Building Ltd. (New Zealand)	78,401	427,372
James Hardie Industries PLC (Ireland)	21,735	297,557
Martin Marietta Materials, Inc.	3,673	585,880

		1,310,809

Consumer Finance — 0.2%
Ally Financial, Inc.*	8,100	151,632
American Express Co.	6,886	422,800
Credit Saison Co. Ltd. (Japan)	44,900	781,068
Credito Real SAB de CV (Mexico)	31,496	66,648
Synchrony Financial*	147	4,213

		1,426,361

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	58,156	638,613
Huhtamaki OYJ (Finland)	3,303	122,466
International Paper Co.	26,373	1,082,348
Packaging Corp. of America	2,272	137,229

		1,980,656

Distributors

LKQ Corp.*	4,555	145,441

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	3,720	30,560
Benesse Holdings, Inc. (Japan)	19,500	561,446
TAL Education Group (China), ADR*	3,700	183,816

		775,822

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	64,369	513,452

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Bursa Malaysia Bhd (Malaysia)(g)	44,400	$101,225
CME Group, Inc.	198	19,018
Intercontinental Exchange, Inc.	3,701	870,253
Japan Securities Finance Co. Ltd. (Japan)	30,900	123,874
McGraw Hill Financial, Inc.	4,434	438,877

		2,066,699

Diversified Telecommunication Services — 1.1%
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	205,988	464,926
Frontier Communications Corp.	96,825	541,252
Iliad SA (France)	1,477	379,480
Nippon Telegraph & Telephone Corp. (Japan)	56,400	2,436,339
SBA Communications Corp. (Class A Stock)*	1,804	180,707
TDC A/S (Denmark)	50,847	248,517
Telecom Italia SpA (Italy)	628,805	550,310
Telefonica Deutschland Holding AG (Germany)	148,988	805,398
Telefonica SA (Spain)	77,657	867,945

		6,474,874

Electric Utilities — 1.2%
American Electric Power Co., Inc.	9,150	607,560
Edison International.	20,277	1,457,714
EDP—Energias do Brasil SA (Brazil)	157,700	547,793
Endesa SA (Spain)	11,290	216,354
Entergy Corp.	4,395	348,436
Exelon Corp.	39,308	1,409,585
FirstEnergy Corp.	48,063	1,728,826
OGE Energy Corp.	4,718	135,076
SSE PLC (United Kingdom)	29,385	628,845

		7,080,189

Electrical Equipment — 0.6%
Acuity Brands, Inc.(a)	732	159,678
Eaton Corp. PLC.	5,024	314,301
Generac Holdings, Inc.*	2,785	103,713
Kendrion NV (Netherlands)	3,709	91,373
Mabuchi Motor Co. Ltd. (Japan)	2,300	107,006
Mersen (France)	1,261	16,946
Mitsubishi Electric Corp. (Japan)	95,000	995,403
Nexans SA (France)*	2,653	119,043
Prysmian SpA (Italy)	19,586	443,141
Schneider Electric SE (France)	11,588	730,283
Sensata Technologies Holding NV*	3,580	139,047
Ushio, Inc. (Japan)	8,500	112,840

		3,332,774

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	3,118	121,446
FEI Co.(a)	1,260	112,153
Hexagon AB (Sweden) (Class B Stock)	20,543	798,411
Horiba Ltd. (Japan)	2,200	82,026
Ingram Micro, Inc. (Class A Stock)	2,426	87,118
Keysight Technologies, Inc.*	23,829	661,016
Kyocera Corp. (Japan)	19,000	836,593
LRAD Corp.	23,300	38,678
Nippon Ceramic Co. Ltd. (Japan)	6,700	116,205
Oxford Instruments PLC (United Kingdom)	14,727	141,558
Pure Technologies Ltd. (Canada)	3,300	12,400

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Renishaw PLC (United Kingdom)	895	$23,551
TE Connectivity Ltd. (Switzerland)	10,776	667,250
Venture Corp. Ltd. (Singapore)	15,900	98,569
VeriFone Systems, Inc.*	2,607	73,622
Zebra Technologies Corp. (Class A Stock)*	1,399	96,531

		3,967,127

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	4,532	198,638
Oceaneering International, Inc.	3,459	114,977
Schlumberger Ltd.	2,543	187,546
Subsea 7 SA (United Kingdom)*	43,663	329,361
Superior Energy Services, Inc.	4,304	57,631
Weatherford International PLC.*	815	6,341

		894,494

Food & Staples Retailing — 1.2%
Booker Group PLC (United Kingdom)	25,137	62,133
Convenience Retail Asia Ltd. (Hong Kong)	26,000	10,247
Costco Wholesale Corp.	2,919	459,976
CP ALL PCL (Thailand)	200,100	260,221
CVS Health Corp.	10,127	1,050,474
Delhaize Group (Belgium)	8,932	930,902
GS Retail Co. Ltd. (South Korea)	2,179	89,882
Koninklijke Ahold NV (Netherlands)	20,815	467,533
Kroger Co. (The)	189	7,229
Magnit PJSC (Russia), GDR, RegS	3,951	157,842
Majestic Wine PLC (United Kingdom)*	26,357	160,127
Rite Aid Corp.*	18,633	151,859
Seven & I Holdings Co. Ltd. (Japan)	6,800	289,732
Sprouts Farmers Market, Inc.*(a)	4,272	124,059
Walgreens Boots Alliance, Inc.	28,035	2,361,668
Wal-Mart Stores, Inc.	10,394	711,885

		7,295,769

Food Products — 1.8%
BRF SA (Brazil), ADR	15,454	219,756
Bunge Ltd.	2,695	152,726
Calbee, Inc. (Japan)	3,500	138,869
China Mengniu Dairy Co. Ltd. (China)	260,000	414,067
CJ CheilJedang Corp. (South Korea)	361	109,812
ConAgra Foods, Inc.	18,783	838,097
Danone SA (France)	8,950	635,024
Edita Food Industries SAE (Egypt), GDR, 144A*	1,982	30,919
Edita Food Industries SAE (Egypt), GDR, RegS*	4,105	64,038
Emmi AG (Switzerland)*	157	85,732
Flowers Foods, Inc.(a)	6,475	119,529
General Mills, Inc.	8,034	508,954
Grupo Lala SAB de CV (Mexico)	33,300	90,511
Ingredion, Inc.	10,805	1,153,866
Kraft Heinz Co. (The)	366	28,753
Mayora Indah Tbk PT (Indonesia)(g)	62,600	148,592
McCormick & Co., Inc.(a)	3,970	394,936
Mondelez International, Inc. (Class A Stock) .	17,070	684,848
Nestle SA (Switzerland)	18,101	1,350,711
Tyson Foods, Inc. (Class A Stock)	56,973	3,797,820

		10,967,560

Gas Utilities — 0.3%
Atmos Energy Corp.(a)	10,663	791,834

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Enagas SA (Spain)	16,756	$502,927
Gas Natural SDG SA (Spain)	16,364	330,369
National Fuel Gas Co.	2,467	123,473
WGL Holdings, Inc.	1,540	111,450

		1,860,053

Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.*	1,260	91,589
Ambu AS (Denmark) (Class B Stock)	8,661	306,618
Becton, Dickinson and Co.	18,682	2,836,301
BioMerieux (France)	748	85,578
Cochlear Ltd. (Australia)	2,130	166,603
Cooper Cos., Inc. (The)(a)	965	148,581
DENTSPLY SIRONA, Inc.	14,723	907,378
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand) (Class C Stock)	44,106	298,428
GN Store Nord A/S (Denmark)	17,170	358,485
Hologic, Inc.*	2,211	76,280
IDEXX Laboratories, Inc.*	330	25,846
Insulet Corp.*	3,481	115,430
Intuitive Surgical, Inc.*	1,656	995,339
LivaNova PLC (XLON)*	1,246	67,228
LivaNova PLC (XNGS)*	5,530	298,509
Medtronic PLC.	41,522	3,114,150
Nakanishi, Inc. (Japan)	900	28,574
Nikkiso Co. Ltd. (Japan)	14,600	107,292
OLYMPUS Corp. (Japan)	15,900	617,305
Osstem Implant Co. Ltd. (South Korea)*	2,100	144,581
ResMed, Inc.	2,628	151,951
Stryker Corp.	12,988	1,393,483
Teleflex, Inc.(a)	80	12,561
West Pharmaceutical Services, Inc.(a)	1,680	116,458
Wright Medical Group NV (Netherlands)*	6,636	110,158

		12,574,706

Health Care Providers & Services — 2.9%
Aetna, Inc.	21,435	2,408,222
AmerisourceBergen Corp.	3,490	302,059
Anthem, Inc.	15,994	2,223,006
Cardinal Health, Inc.	4,977	407,865
Centene Corp.*(a)	1,120	68,958
Cigna Corp.	11,069	1,519,110
Fresenius Medical Care AG & Co. KGaA (Germany)	1,849	163,130
Fresenius SE & Co. KGaA (Germany) Georgia Healthcare Group PLC	10,331	753,054
(Georgia)*(g)	29,329	70,346
Greencross Ltd. (Australia)	20,513	117,615
HCA Holdings, Inc.*	26,438	2,063,486
Henry Schein, Inc.*(a)	1,341	231,497
Humana, Inc.	833	152,397
Integrated Diagnostics Holdings PLC (Egypt)*	14,731	72,182
McCarthy & Stone PLC (United Kingdom)*	34,435	125,670
McKesson Corp.	11,623	1,827,717
MEDNAX, Inc.*	2,106	136,090
Miraca Holdings, Inc. (Japan)	13,700	562,417
Molina Healthcare, Inc.*(a)	211	13,607
Odontoprev SA (Brazil)	18,100	57,487
Primary Health Care Ltd. (Australia)	124,824	357,592
Select Medical Holdings Corp.*(a)	8,775	103,633

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	27,263	$3,514,201
Universal Health Services, Inc. (Class B Stock)	143	17,835
WellCare Health Plans, Inc.*(a)	1,270	117,793

		17,386,969

Health Care Technology
athenahealth, Inc.*(a)	983	136,421

Hotels, Restaurants & Leisure — 1.9%
Ajisen China Holdings Ltd. (Hong Kong)(g)	37,000	13,747
Bloomin’ Brands, Inc.	6,747	113,822
Carnival Corp.	30,459	1,607,321
Compass Group PLC (United Kingdom)	23,410	412,679
Denny’s Corp.*	10,215	105,827
Domino’s Pizza, Inc.	1,044	137,662
Hilton Worldwide Holdings, Inc.	88,100	1,984,012
Las Vegas Sands Corp.(a)	24,239	1,252,672
Marriott International, Inc. (Class A Stock)	10,751	765,256
McDonald’s Corp.	2,543	319,604
MGM Resorts International*	34,417	737,900
Norwegian Cruise Line Holdings Ltd.*	20,580	1,137,868
Paddy Power PLC (Ireland)	1,267	176,720
Penn National Gaming, Inc.*	7,054	117,731
Royal Caribbean Cruises Ltd.(a)	4,576	375,918
Skylark Co. Ltd. (Japan)	12,400	163,645
Starbucks Corp.	21,872	1,305,758
William Hill PLC (United Kingdom)	138,439	647,711
Yum! Brands, Inc.	357	29,220

		11,405,073

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	58,035	76,439
DFS Furniture PLC (United Kingdom)	34,531	155,381
Fujitsu General Ltd. (Japan)	11,000	169,698
Haier Electronics Group Co. Ltd. (Hong Kong)	67,000	116,810
Harman International Industries, Inc.(a)	931	82,896
Jarden Corp.*	2,586	152,445
Lennar Corp. (Class A Stock)(a)	5,133	248,232
MDC Holdings, Inc.	4,394	110,114
Persimmon PLC (United Kingdom)	8,660	258,771
Skyline Corp.*	9,688	89,808
Tempur Sealy International, Inc.*	1,960	119,148
UCP, Inc. (Class A Stock)*	8,367	67,271
Whirlpool Corp.	2,046	368,976

		2,015,989

Household Products — 0.2%
Colgate-Palmolive Co.	3,951	279,138
Procter & Gamble Co. (The)	2,445	201,248
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	23,978	747,892

		1,228,278

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	112,143	1,323,287
NRG Energy, Inc.	12,516	162,833

		1,486,120

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	207	20,597
CK Hutchison Holdings Ltd. (Hong Kong)	125,112	1,625,460

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Danaher Corp.	49,866	$4,730,289
DCC PLC (United Kingdom)	2,909	256,552
General Electric Co.	196,036	6,231,984
Jardine Matheson Holdings Ltd. (Hong Kong)	10,000	570,800
Koninklijke Philips NV (Netherlands)	5,428	154,608
Roper Technologies, Inc.(a)	10,988	2,008,277

		15,598,567

Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	412,800	2,346,365
AON PLC.	9,212	962,193
Aviva PLC (United Kingdom)	262,163	1,711,773
CHUBB Ltd. (Switzerland)	6,168	734,917
CNA Financial Corp.	3,136	100,916
CNO Financial Group, Inc.(a)	6,453	115,638
Direct Line Insurance Group PLC (United Kingdom)	133,033	705,632
Everest Re Group Ltd.	675	133,265
First American Financial Corp.	3,336	127,135
FNF Group	7,456	252,758
Genworth Financial, Inc. (Class A Stock)*	100,350	273,956
Korean Reinsurance Co. (South Korea)	10,121	123,538
Markel Corp.*	199	177,422
Marsh & McLennan Cos., Inc.	53,988	3,281,931
MetLife, Inc.	44,678	1,963,151
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	998	202,539
Old Republic International Corp.	6,904	126,205
QBE Insurance Group Ltd. (Australia)	33,636	281,086
RSA Insurance Group PLC (United Kingdom)	132,763	904,765
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,622	418,908
Standard Life PLC (United Kingdom)	45,268	230,838
Tokio Marine Holdings, Inc. (Japan)	38,400	1,297,457
Willis Towers Watson PLC (United Kingdom)	455	53,991
XL Group PLC (Ireland)	59,394	2,185,699
Zurich Insurance Group AG (Switzerland)*	5,135	1,190,865

		19,902,943

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.*	12,105	7,186,012
Ctrip.com International Ltd. (China), ADR*(a)	18,601	823,280
Groupon, Inc.*	713	2,845
Interpark Corp. (South Korea)	6,489	114,101
JD.com, Inc. (China), ADR*(a)	4,312	114,268
Netflix, Inc.*	11,870	1,213,470
Priceline Group, Inc. (The)*	3,276	4,222,633
Takkt AG (Germany)	5,111	98,171
Yoox Net-A-Porter Group SpA (Italy)*	4,792	146,839

		13,921,619

Internet Software & Services — 3.3%
58.com, Inc. (China), ADR*	2,676	148,919
Addcn Technology Co. Ltd. (Taiwan)(g)	8,500	68,657
AfreecaTV Co. Ltd. (South Korea)	5,613	108,022
Alibaba Group Holding Ltd. (China), ADR*(a)	14,781	1,168,142
Alphabet, Inc. (Class A Stock)*	2,000	1,525,800

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	6,327	$4,713,299
Autohome, Inc. (China), ADR*	4,450	124,333
Baidu, Inc. (China), ADR*	5,416	1,033,806
Cornerstone OnDemand, Inc.*	74	2,425
CoStar Group, Inc.*	738	138,869
Demandware, Inc.*(a)	1,172	45,825
Facebook, Inc. (Class A Stock)*	31,658	3,612,178
Gogo, Inc.*	3,210	35,342
IAC/InterActiveCorp.	1,409	66,336
Just Eat PLC (United Kingdom)*	41,106	222,542
Kakaku.com, Inc. (Japan)	5,500	101,977
LinkedIn Corp. (Class A Stock)*	4,058	464,032
Mail.Ru Group Ltd. (Russia), GDR, RegS*	5,688	123,430
MercadoLibre, Inc. (Argentina)(a)	2,297	270,701
NAVER Corp. (South Korea)	844	470,336
Net Element International, Inc.*	1,254	397
Pandora Media, Inc.*(a)	10,072	90,144
Rackspace Hosting, Inc.*	1,387	29,945
RetailMeNot, Inc.*	4,814	38,560
Scout24 AG (Germany)*	6,871	237,789
SINA Corp. (China)*	2,900	137,373
Tencent Holdings Ltd. (China)	114,600	2,342,925
Twitter, Inc.*	12,932	214,025
VeriSign, Inc.*(a)	6,151	544,610
Yahoo! Japan Corp. (Japan)	147,900	629,497
Yahoo!, Inc.*	16,059	591,132
Zillow Group, Inc. (Class A Stock)*(a)	2,650	67,708
Zillow Group, Inc. (Class C Stock)*(a)	320	7,594

		19,376,670

IT Services — 2.5%
Accenture PLC (Class A Stock)	9,534	1,100,224
Altran Technologies SA (France)	10,506	145,449
Amadeus IT Holding SA (Spain) (Class A Stock)	22,388	957,401
Automatic Data Processing, Inc.	10,145	910,108
Black Knight Financial Services, Inc. (Class A Stock)*	7,155	222,020
Cognizant Technology Solutions Corp. (Class A Stock)*	1,256	78,751
CSG Systems International, Inc.	2,442	110,281
Fidelity National Information Services, Inc.	8,125	514,394
First Data Corp. (Class A Stock)*	970	12,552
Fiserv, Inc.*	10,712	1,098,837
FleetCor Technologies, Inc.*	1,164	173,145
Gartner, Inc.*	199	17,781
Indra Sistemas SA (Spain)*	19,048	221,195
Infosys Ltd. (India), ADR	18,186	345,898
Jack Henry & Associates, Inc.	1,281	108,334
Luxoft Holding, Inc.*	2,459	135,319
MasterCard, Inc. (Class A Stock)	25,436	2,403,702
PayPal Holdings, Inc.*	5,028	194,081
Paysafe Group PLC (Isle of Man)*	34,891	211,768
Travelsky Technology Ltd. (China) (Class H Stock)	123,000	201,651
Visa, Inc. (Class A Stock)	61,771	4,724,246
WEX, Inc.*	1,420	118,371
Wirecard AG (Germany)(a)	13,631	515,088
Xchanging PLC (United Kingdom)	61,158	167,770

		14,688,366

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products — 0.4%
Brunswick Corp.	2,675	$128,347
Mattel, Inc.	51,863	1,743,634
Polaris Industries, Inc.(a)	1,344	132,357
Thule Group AB (The) (Sweden)	10,324	142,091

		2,146,429

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	43,576	1,736,504
Bio-Techne Corp.	1,283	121,269
Charles River Laboratories International, Inc.*	1,610	122,263
Eurofins Scientific SE (Luxembourg)	551	201,733
Mettler-Toledo International, Inc.*	350	120,666
Tecan Group AG (Switzerland)	1,528	232,313
Thermo Fisher Scientific, Inc.	23,587	3,339,683

		5,874,431

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	4,162	144,127
Colfax Corp.*(a)	1,699	48,574
Douglas Dynamics, Inc.	4,525	103,668
FANUC Corp. (Japan)	2,900	449,119
Flowserve Corp.	8,920	396,137
Fujitec Co. Ltd. (Japan)	19,100	194,575
GEA Group AG (Germany)	17,195	838,963
Graco, Inc.(a)	1,431	120,147
IDEX Corp.	70	5,802
Illinois Tool Works, Inc.(a)	10,086	1,033,210
Lincoln Electric Holdings, Inc.	2,085	122,118
Manitowoc Co., Inc. (The)(a)	110	476
Manitowoc Foodservice, Inc.*(a)	2,210	32,575
METAWATER Co. Ltd. (Japan)	8,600	214,493
Middleby Corp. (The)*	1,305	139,335
Miura Co. Ltd. (Japan)	6,800	126,737
Nabtesco Corp. (Japan)	5,700	127,853
NORMA Group SE (Germany)	5,376	300,083
Obara Group, Inc. (Japan)	5,700	204,311
Oshkosh Corp.(a)	2,374	97,025
PACCAR, Inc.	1,763	96,418
Pentair PLC (United Kingdom)(a)	9,644	523,283
SFS Group AG (Switzerland)*	1,737	129,162
Snap-on, Inc.(a)	1,174	184,306
Spirax-Sarco Engineering PLC (United Kingdom)	2,211	115,428
Stabilus SA (Luxembourg)*	2,848	137,207
Sulzer AG (Switzerland)	6,118	606,675
Trinity Industries, Inc.	1,900	34,789
Volvo AB (Sweden) (Class B Stock)	29,748	325,821
WABCO Holdings, Inc.*	1,275	136,323
Wabtec Corp.	3,926	311,293

		7,300,033

Marine — 0.1%
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	247	323,825
Kirby Corp.*(a)	1,996	120,339

		444,164

Media — 2.3%
AH Belo Corp. (Class A Stock)	18,867	90,750
Aimia, Inc. (Canada)	39,000	253,744
Altice NV (Netherlands) (Class A Stock)*	24,349	432,517

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Altice NV (Netherlands) (Class B Stock)*	2,470	$44,372
Ascential PLC (United Kingdom)*	60,233	198,971
Astro Malaysia Holdings Bhd (Malaysia)	466,900	357,748
BEC World PCL (Thailand)(g)	120,300	94,893
BEC World PCL (Thailand), NVDR(g)	26,000	20,841
Charter Communications, Inc. (Class A Stock)*	205	41,498
Comcast Corp. (Class A Stock)	29,365	1,793,614
CTS Eventim AG & Co KGaA (Germany)	4,492	159,281
CyberAgent, Inc. (Japan)	6,300	292,881
Daiichikosho Co. Ltd. (Japan)	3,500	152,330
DISH Network Corp. (Class A Stock)*	583	26,970
Ebiquity PLC (United Kingdom)(g)	37,256	72,504
Havas SA (France)	10,487	84,022
Huntsworth PLC (United Kingdom)	61,950	36,035
Kadokawa Dwango (Japan)*	6,700	103,146
Liberty Global PLC (United Kingdom) (Class A Stock)*	12,217	470,355
Liberty Global PLC (United Kingdom) (Class C Stock)*	32,819	1,232,682
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*(a)	6,796	257,432
Liberty Media Corp. (Class A Stock)*	3,176	122,689
Liberty Media Corp. (Class C Stock)*	3,852	146,723
Major Cineplex Group PCL (Thailand)	178,600	153,572
Multiplus SA (Brazil)	8,500	77,444
Omnicom Group, Inc.	10,281	855,688
Publicis Groupe SA (France)	5,034	352,990
Sirius XM Holdings, Inc.*	38,764	153,118
Sky PLC (United Kingdom)	85,726	1,259,701
Surya Citra Media Tbk PT (Indonesia)	371,500	87,879
Tele Columbus AG (Germany)*	16,157	165,153
Time Warner, Inc.	4,009	290,853
Twenty-First Century Fox, Inc. (Class A Stock)	21,619	602,738
Walt Disney Co. (The)(a)	14,521	1,442,080
WPP PLC (United Kingdom)	68,048	1,583,847
YouGov PLC (United Kingdom)(g)	62,714	123,400

		13,634,461

Metals & Mining — 0.2%
Hitachi Metals Ltd. (Japan)	13,800	142,310
MMC Norilsk Nickel PJSC (Russia), ADR	44,772	578,007
Nisshin Steel Co. Ltd. (Japan)	7,000	81,598
Reliance Steel & Aluminum Co.	1,815	125,580
Royal Gold, Inc.	1,884	96,630
South32 Ltd. (Australia)*	272,226	305,477
UACJ Corp. (Japan)	32,000	64,846

		1,394,448

Multiline Retail — 0.3%
Dollar General Corp.	11,011	942,542
Lojas Renner SA (Brazil)	32,400	187,967
Marks & Spencer Group PLC (United Kingdom)	116,547	679,158
Seria Co. Ltd. (Japan)	2,000	120,800

		1,930,467

Multi-Utilities — 0.7%
Black Hills Corp.(a)	2,095	125,972
CenterPoint Energy, Inc.	44,870	938,680

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	5,239	$474,968
National Grid PLC (United Kingdom)	29,752	420,970
PG&E Corp.	29,438	1,758,037
Sempra Energy.	2,165	225,268
WEC Energy Group, Inc.	7,665	460,437

		4,404,332

Oil, Gas & Consumable Fuels — 2.0%
Alon USA Energy, Inc.	2,804	28,937
California Resources Corp.	1	1
Canadian Natural Resources Ltd. (Canada), (NYSE)	19,733	532,791
Canadian Natural Resources Ltd. (Canada), (TSX)	25,900	700,571
Cheniere Energy, Inc.*	390	13,194
Chevron Corp.	6,817	650,342
Cimarex Energy Co.(a)	655	63,712
Concho Resources, Inc.*	1,181	119,328
Diamondback Energy, Inc.*(a)	1,727	133,290
Energen Corp.	2,386	87,304
EQT Corp.	8,000	538,080
Exxon Mobil Corp.	12,767	1,067,194
Gulfport Energy Corp.*	2,006	56,850
Hollyfrontier Corp.	554	19,567
INPEX Corp. (Japan)	34,000	257,478
Kosmos Energy LLC.*	10,166	59,166
Occidental Petroleum Corp.	12,665	866,666
Renewable Energy Group, Inc.*	3,871	36,542
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	24,556	1,189,738
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	23,994	583,887
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	36,864	1,813,340
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	4,030	60,663
SM Energy Co.(a)	1,361	25,505
Spectra Energy Corp.	51,760	1,583,856
Syntroleum Corp.*(g)	2,999	—
Total SA (France), ADR	24,285	1,103,025
Woodside Petroleum Ltd. (Australia)	14,594	291,935

		11,882,962

Paper & Forest Products — 0.1%
TFS Corp. Ltd. (Australia)	100,270	129,580
West Fraser Timber Co. Ltd. (Canada)(a)	18,180	729,440

		859,020

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,055	99,497
LG Household & Health Care Ltd. (South Korea)	767	634,200
Nu Skin Enterprises, Inc. (Class A Stock)	2,977	113,870

		847,567

Pharmaceuticals — 4.5%
Allergan PLC.*	7,772	2,083,129
Astellas Pharma, Inc. (Japan)	113,900	1,513,675
Bayer AG (Germany)	8,676	1,016,659
Bristol-Myers Squibb Co.	17,154	1,095,798
Chugai Pharmaceutical Co. Ltd. (Japan)	7,500	232,075

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
CSPC Pharmaceutical Group Ltd. (China)	134,000	$121,291
Daiichi Sankyo Co. Ltd. (Japan)	38,500	854,513
Eli Lilly & Co.	5,086	366,243
Endo International PLC.*	4,018	113,107
GlaxoSmithKline PLC (United Kingdom), ADR	22,778	923,648
Innoviva, Inc.	2,734	34,421
Johnson & Johnson	7,601	822,428
Laboratorios Farmaceuticos Rovi SA (Spain)	8,855	148,824
Mallinckrodt PLC.*	13,834	847,748
Merck & Co., Inc.	12,262	648,782
Mylan NV*(a)	33,327	1,544,706
Novartis AG (Switzerland)	29,362	2,124,398
Otsuka Holdings Co. Ltd. (Japan)	11,200	406,802
Pacira Pharmaceuticals, Inc.*(a)	4,092	216,794
Perrigo Co. PLC.(a)	1,469	187,929
Pfizer, Inc.	207,824	6,159,903
Roche Holding AG (Switzerland)	9,501	2,332,878
Shire PLC (Ireland)	14,718	839,435
Shire PLC (Ireland), ADR(a)	1,075	184,793
Sino Biopharmaceutical Ltd. (Hong Kong)	346,000	259,587
Supernus Pharmaceuticals, Inc.*	7,050	107,513
Teva Pharmaceutical Industries Ltd. (Israel), ADR	15,790	844,923
Theravance Biopharma, Inc. (Cayman Islands)*	1,490	28,012
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	78,000	125,369
Valeant Pharmaceuticals International, Inc.*	2,344	61,454
Zoetis, Inc.	18,305	811,461

		27,058,298

Professional Services — 0.8%
Capita PLC (United Kingdom)	65,296	974,840
CBIZ, Inc.*	10,151	102,424
DKSH Holding AG (Switzerland)*	2,902	198,489
DLH Holdings Corp.*	10,030	40,421
Equifax, Inc.	8,961	1,024,153
Exova Group PLC (United Kingdom)	54,325	124,906
Experian PLC (Ireland)	89,599	1,599,289
Hays PLC (United Kingdom)	71,330	123,825
IHS, Inc. (Class A Stock)*	1,606	199,401
ManpowerGroup, Inc.	1,681	136,867
SAI Global Ltd. (Australia)	20,809	60,115
Temp Holdings Co. Ltd. (Japan)	11,300	163,712
Verisk Analytics, Inc.*	411	32,847

		4,781,289

Real Estate Investment Trusts (REITs) — 5.2%
Acadia Realty Trust	11,991	421,244
Alexandria Real Estate Equities, Inc.	3,794	344,837
American Campus Communities, Inc.	5,024	236,580
American Capital Agency Corp.	7,410	138,048
American Capital Mortgage Investment Corp.	6,984	102,525
American Homes 4 Rent (Class A Stock)	7,475	118,853
American Tower Corp.	25,402	2,600,403
Annaly Capital Management, Inc.	14,131	144,984
Apollo Commercial Real Estate Finance, Inc.	6,255	101,957

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ashford Hospitality Prime, Inc.	9,718	$113,409
Ashford Hospitality Trust, Inc.	440	2,807
AvalonBay Communities, Inc.	6,297	1,197,689
Axiare Patrimonio SOCIMI SA (Spain)	21,239	316,116
Boston Properties, Inc.	4,942	628,029
Camden Property Trust	7,744	651,193
Cherry Hill Mortgage Investment Corp.	6,900	97,704
Concentradora Fibra Danhos SA de CV (Mexico)	29,100	60,719
Crown Castle International Corp.	14,588	1,261,862
CYS Investments, Inc.	13,259	107,928
DCT Industrial Trust, Inc.	11,456	452,168
Digital Realty Trust, Inc.	1,524	134,859
Douglas Emmett, Inc.	20,898	629,239
EastGroup Properties, Inc.	3,634	219,385
Education Realty Trust, Inc.(a)	2,161	89,898
Ellington Residential Mortgage REIT	8,022	96,023
Equity Residential	14,076	1,056,122
Essex Property Trust, Inc.	3,817	892,644
Federal Realty Investment Trust(a)	5,582	871,071
Fibra Uno Administracion SA de CV (Mexico)	116,600	271,234
First Potomac Realty Trust	11,597	105,069
Gecina SA (France)	6,078	833,691
General Growth Properties, Inc.	57,729	1,716,283
Healthcare Realty Trust, Inc.	15,486	478,363
Highwoods Properties, Inc.(a)	8,857	423,453
Hoshino Resorts REIT, Inc. (Japan)	14	170,909
Host Hotels & Resorts, Inc.(a)	23,772	396,992
Independence Realty Trust, Inc.	1,351	9,619
Investors Real Estate Trust	14,707	106,773
Invincible Investment Corp. (Japan)	228	170,646
Iron Mountain, Inc.(a)	10,223	346,662
Kilroy Realty Corp.	7,206	445,835
Kimco Realty Corp.	21,964	632,124
Macerich Co. (The)	9,704	768,945
Mori Hills REIT Investment Corp. (Japan)	99	146,467
NorthStar Realty Europe Corp.	9,492	110,107
NorthStar Realty Finance Corp.	2,578	33,823
Paramount Group, Inc.	14,300	228,085
Pebblebrook Hotel Trust(a)	7,750	225,293
Post Properties, Inc.	444	26,525
Power REIT*	392	1,835
ProLogis, Inc.	21,785	962,461
PS Business Parks, Inc.	3,588	360,630
Public Storage	4,022	1,109,388
Ramco-Gershenson Properties Trust	6,107	110,109
Rayonier, Inc.	4,890	120,685
Redwood Trust, Inc.	8,415	110,068
Regency Centers Corp.	11,300	845,805
RLJ Lodging Trust(a)	14,724	336,885
Select Income REIT	4,797	110,571
Simon Property Group, Inc.	10,014	2,079,808
SL Green Realty Corp.	7,270	704,318
STAG Industrial, Inc.	5,478	111,532
Sunstone Hotel Investors, Inc.	16,072	225,008
Terreno Realty Corp.	8,664	203,171
Urban Edge Properties(a)	15,984	413,027
VEREIT, Inc.	1,579	14,006
Vornado Realty Trust(a)	6,318	596,609
Weingarten Realty Investors	12,876	483,108

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	36,873	$1,142,326
ZAIS Financial Corp.	6,408	95,607

		30,872,151

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	3,220	118,110
BR Malls Participacoes SA (Brazil)	12,300	50,149
Brasil Brokers Participacoes SA (Brazil)*	62,900	34,287
Cheung Kong Property Holdings Ltd. (Hong Kong)	116,112	748,258
China Overseas Land & Investment Ltd. (China)	200,000	633,435
Emaar Properties PJSC (United Arab Emirates)	142,379	233,408
Hongkong Land Holdings Ltd. (Hong Kong)	53,500	320,465
Iguatemi Empresa de Shopping Centers SA (Brazil)	6,900	47,533
Jones Lang LaSalle, Inc.	1,136	133,276
Kerry Properties Ltd. (Hong Kong)	61,000	167,482
Nexity SA (France)	1,154	60,059
PSP Swiss Property AG (Switzerland)*	5,672	545,389
Realogy Holdings Corp.*	3,844	138,807
RMR Group, Inc. (The) (Class A Stock)*	1,874	46,869
Soho China Ltd. (China)	206,000	98,557
Sun Hung Kai Properties Ltd. (Hong Kong)	40,250	492,520
Tokyo Tatemono Co. Ltd. (Japan)	10,100	125,632

		3,994,236

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	5,450	723,161
Canadian Pacific Railway Ltd. (Canada) (TSX)	5,066	673,061
ComfortDelGro Corp. Ltd. (Singapore)	251,500	545,095
Hertz Global Holdings, Inc.*	4,039	42,531
J.B. Hunt Transport Services, Inc.	3,214	270,747
Kansas City Southern	3,579	305,826
Old Dominion Freight Line, Inc.*(a)	266	18,519
Union Pacific Corp.	6,363	506,177
Werner Enterprises, Inc.	3,954	107,391

		3,192,508

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	22,009	62,726
Amkor Technology, Inc.*	633	3,728
Analog Devices, Inc.	2,237	132,408
Applied Materials, Inc.	15,811	334,877
ARM Holdings PLC (United Kingdom)	36,681	534,121
ASML Holding NV (Netherlands)	7,240	728,595
Atmel Corp.	14,730	119,608
Broadcom Ltd. (Singapore)	1,175	181,537
Cree, Inc.*	3,984	115,934
Cypress Semiconductor Corp.(a)	10,729	92,913
Eo Technics Co. Ltd. (South Korea)	1,360	142,162
IQE PLC (United Kingdom)*	441,140	148,892
LEENO Industrial, Inc. (South Korea)	2,189	74,378
Microchip Technology, Inc.(a)	6,420	309,444
Micron Technology, Inc.*	5,229	54,748
NXP Semiconductors NV (Netherlands)*	15,581	1,263,152
SK Hynix, Inc. (South Korea)	11,460	282,118

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	363,000	$1,810,584
Texas Instruments, Inc.	28,871	1,657,773
Xilinx, Inc.	6,952	329,733

		8,379,431

Software — 2.4%
Activision Blizzard, Inc.	1,210	40,946
ANSYS, Inc.*	1,678	150,114
Aspen Technology, Inc.*	268	9,683
Autodesk, Inc.*	6,541	381,406
CA, Inc.(a)	43,913	1,352,081
CDK Global, Inc.	3,120	145,236
Computer Modelling Group Ltd. (Canada)	4,792	37,414
Descartes Systems Group, Inc. (The) (Canada)*	6,400	124,575
Electronic Arts, Inc.*	3,502	231,517
Finjan Holdings, Inc.*	14,150	13,018
Guidewire Software, Inc.*(a)	2,311	125,903
Intuit, Inc.	148	15,393
Manhattan Associates, Inc.*	2,313	131,540
Microsoft Corp.	139,613	7,710,826
Mobileye NV (Israel)*(a)	7,369	274,790
MYOB Group Ltd. (Australia)	35,377	88,614
NetSuite, Inc.*	225	15,410
Nuance Communications, Inc.*	6,945	129,802
Playtech PLC (United Kingdom)	24,451	304,347
PTC, Inc.*	3,793	125,776
Red Hat, Inc.*	4,438	330,675
salesforce.com, Inc.*	16,844	1,243,593
ServiceNow, Inc.*(a)	10,262	627,829
Synopsys, Inc.*	3,001	145,368
Totvs SA (Brazil)	3,758	27,989
WANdisco PLC (United Kingdom)*	11,833	31,186
Workday, Inc. (Class A Stock)*	2,687	206,469
Zynga, Inc. (Class A Stock)*	34,316	78,240

		14,099,740

Specialty Retail — 1.9%
Aeropostale, Inc.*	9,190	1,824
AutoZone, Inc.*(a)	492	391,971
Burlington Stores, Inc.*	2,322	130,589
Byggmax Group AB (Sweden)	11,123	101,994
CarMax, Inc.*(a)	3,838	196,122
Dick’s Sporting Goods, Inc.	2,648	123,794
Dufry AG (Switzerland)*	1,575	193,432
Foot Locker, Inc.(a)	2,398	154,671
Francesca’s Holdings Corp.*	1,659	31,786
GNC Holdings, Inc. (Class A Stock)	3,664	116,332
Hikari Tsushin, Inc. (Japan)	7,800	593,577
Home Depot, Inc. (The)	13,974	1,864,551
Kingfisher PLC (United Kingdom)	104,165	561,822
L Brands, Inc.	8,164	716,881
Lowe’s Cos., Inc.	26,230	1,986,923
Office Depot, Inc.*	7,642	54,258
O’Reilly Automotive, Inc.*	2,632	720,273
Pets At Home Group PLC (United Kingdom) .	35,170	135,930
Restoration Hardware Holdings, Inc.*(a)	1,242	52,040
Ross Stores, Inc.	24,194	1,400,833
Sports Direct International PLC (United Kingdom)*	25,298	137,223

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	8,306	$751,361
Ulta Salon Cosmetics & Fragrance, Inc.*	763	147,824
VT Holdings Co. Ltd. (Japan)	25,600	153,599
XXL ASA (Norway)	17,773	216,742
Yellow Hat Ltd. (Japan)	6,200	124,527

		11,060,879

Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*	126	1,949
Apple, Inc.	25,874	2,820,007
Catcher Technology Co. Ltd. (Taiwan)	18,000	147,524
NCR Corp.*	4,084	122,234
Western Digital Corp.(a)	18,456	871,861
Xaar PLC (United Kingdom)	15,532	108,750

		4,072,325

Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)	1,030	19,503
Burberry Group PLC (United Kingdom)	52,508	1,026,520
Hanesbrands, Inc.(a)	12,970	367,570
Kate Spade & Co.*	1,995	50,912
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	133,602	177,346
Moncler SpA (Italy)	21,372	360,537
NIKE, Inc. (Class B Stock)	19,543	1,201,308
Pacific Textiles Holdings Ltd. (Hong Kong)	141,000	203,927
PVH Corp.	123	12,184
Samsonite International SA	148,200	496,716
Ted Baker PLC (United Kingdom)	4,870	190,461
Tumi Holdings, Inc.*	3,701	99,261

		4,206,245

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	9,296	147,806
Ocwen Financial Corp.*	2,918	7,207
Radian Group, Inc.	9,380	116,312
Severn Bancorp, Inc.*	726	3,666
Walter Investment Management Corp.*	1,768	13,508
Waterstone Financial, Inc.	7,260	99,317

		387,816

Tobacco — 1.4%
Imperial Brands PLC (United Kingdom)	12,235	677,416
Japan Tobacco, Inc. (Japan)	50,500	2,101,944
KT&G Corp. (South Korea)	9,838	947,301
Philip Morris International, Inc.(a)	47,688	4,678,670

		8,405,331

Trading Companies & Distributors — 0.5%
AeroCentury Corp.*	3,570	38,556
Brenntag AG (Germany)	11,757	669,948
Huttig Building Products, Inc.*	15,150	55,752
IMCD Group NV (Netherlands)	4,592	171,618
Indutrade AB (Sweden)	1,660	101,805
Rexel SA (France)	29,992	427,530
Sumitomo Corp. (Japan)	160,100	1,588,665

		3,053,874

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	31,295	588,033

Water Utilities
American States Water Co.	2,745	108,043

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
California Water Service Group	3,770	$100,734

		208,777

Wireless Telecommunication Services — 0.6%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	1,225,800	406,751
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	39,500	65,843
SoftBank Group Corp. (Japan)	6,400	306,112
Tim Participacoes SA (Brazil), ADR	34,145	377,644
T-Mobile US, Inc.*	4,606	176,410
Vodafone Group PLC (United Kingdom)	268,860	854,342
Vodafone Group PLC (United Kingdom), ADR	37,841	1,212,804

		3,399,906

TOTAL COMMON STOCKS
(cost $445,332,485)		453,897,966

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	64,622	$559,117

Biotechnology
Grifols SA (Spain) (Class B) (PRFC)	656	10,158

TOTAL PREFERRED STOCKS
(cost $572,881)		569,275

	Units
RIGHTS*
Household Durables
Cairn Homes PLC, expiring 04/13/16* (cost $0)	12,436	531

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,579
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	14,972
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.970%	10/30/45	200	207,476
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	38	37,887
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	101,553
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,027
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	9	9,203

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-B, Class A4
1.610%	05/17/21	30	$30,032
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	188	183,962
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	59	58,806
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	220,879
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	198,996
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	1	1,376
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	14,992
Series 2014-B, Class A4
1.100%	11/15/17	20	19,998
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	14,984
Series 2014-4, Class A1
1.400%	08/15/19	100	99,949
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	14	14,247
Series 2014-B, Class A3
1.070%	11/15/18	100	99,956
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	225	224,888
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	10/20/24	69	67,667
OneMain Financial Issuance Trust,
Series 2016-2A, Class A, 144A
4.100%	03/20/28	185	186,171
SBA Tower Trust,
Series 2014 1A, Class C, 144A
2.898%	10/15/44	160	160,757
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	40	40,016
Sierra Timeshare Receivables Funding LLC,
Series 2014-3A, Class A, 144A
2.300%	10/20/31	48	47,469
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	9	9,359
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	97,457
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	145	145,451

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-2, Class A
1.600%	04/15/21		200	$200,285
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20		40	39,754
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45		149	146,005
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21		165	166,235

TOTAL ASSET-BACKED SECURITIES
(cost $2,976,328)				2,976,388

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.5%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class A4
5.537%	10/12/41		30	29,742
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47		10	9,950
Series 2014-GC21, Class AS
4.026%	05/10/47		50	53,039
Series 2014-GC23, Class A1
1.392%	07/10/47		22	22,358
Series 2014-GC25, Class A1
1.485%	10/10/47		12	12,272
Series 2015-GC27, Class A5
3.137%	02/10/48		235	239,365
Series 2015-GC35, Class A4
3.818%	11/10/48		180	193,930
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39		40	40,602
Series 2014-CR15, Class A1
1.218%	02/10/47		10	9,596
Series 2014-CR20, Class A1
1.324%	11/10/47		31	30,968
Series 2014-LC15, Class B
4.599%(c)	04/10/47		20	21,540
Series 2014-UBS2, Class A1
1.298%	03/10/47		11	10,574
Series 2014-UBS4, Class A1
1.309%	08/10/47		11	10,650
Series 2014-UBS4, Class C
4.625%(c)	08/10/47		240	225,513
Series 2014-UBS5, Class A1
1.373%	09/10/47		69	69,075
Series 2015-LC21, Class A4
3.708%	07/10/48		260	277,693
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K023, Class A1
1.583%	04/25/22		62	62,420
Series K025, Class A1
1.875%	04/25/22		17	17,355
Series K716, Class A1
2.413%	01/25/21	(g)	61	62,346

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.830%(c)	10/25/24	115	$108,620
Series 2015-K43, Class B, 144A
3.863%(c)	01/25/25	125	115,485
Series 2015-K45, Class B, 144A
3.714%(c)	02/25/25	45	39,029
Series 2015-K49, Class B, 144A
3.848%(c)	07/25/25	45	37,717
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	120	110,796
Series 2015-K720, Class B, 144A
3.389%(c)	07/25/22	140	126,231
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	259,134
Series 2014-GC22, Class A1
1.290%	06/10/47	11	10,762
Series 2014-GC24, Class A1
1.509%	09/10/47	182	181,428
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	32,399
Series 2014-C22, Class A1
1.451%	09/15/47	19	18,857
Series 2014-C23, Class A1
1.650%	09/15/47	40	40,082
Series 2014-C24, Class A1
1.539%	11/15/47	12	12,245
Series 2015-C31, Class A3
3.801%	08/15/48	150	160,772
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	14	14,050
Series 2007-CB19, Class A4
5.702%(c)	02/12/49	15	14,960
Series 2014-C20, Class A1
1.268%	07/15/47	14	13,554
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	7	7,258
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	63,620
Series 2014-C18, Class A1
1.686%	10/15/47	83	83,238
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	14	14,841
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	43	42,525
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,370
Series 2014-C21, Class A1
1.413%	08/15/47	34	33,588
Series 2014-C22, Class A1
1.475%	09/15/57	35	34,642

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $3,049,680)				$3,017,191

CONVERTIBLE BOND
Real Estate
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		147	162,803

(cost $162,846)
CORPORATE OBLIGATIONS — 4.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17		50	50,005
4.000%	03/15/22		120	123,490
4.200%	04/15/24		35	36,074
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26		150	153,653
3.650%	11/01/24		125	128,803
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		85	86,030

				578,055

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		40	41,196
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.700%	05/15/46	(a)	175	195,673

				236,869

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23		45	46,583
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.500%	11/24/20		80	81,182
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18		200	200,536
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		85	86,697

				414,998

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26		89	87,684
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		205	206,025

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	12/17/19		24	$26,487
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	07/30/23		145	142,377
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16		60	61,958
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		24	23,564
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		128	127,094

				675,189

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		200	200,134
2.145%	01/09/18		200	199,763
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		60	61,418
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	(a)	55	55,658
3.150%	01/15/20		90	90,274
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17		100	100,377
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		15	15,116

				722,740

Auto Parts & Equipment
Delphi Automotive PLC (United Kingdom),
Gtd. Notes
3.150%	11/19/20		115	117,410
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24		25	25,706

				143,116

Banks — 0.9%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.350%	09/10/19		50	50,187
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		200	201,448
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	(a)	115	117,019
3.875%	03/22/17		90	92,083
4.100%	07/24/23		35	36,818
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24		25	26,482

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.450%	03/03/26	(a)	225	$231,793
Sub. Notes, MTN
4.200%	08/26/24		10	10,183
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17		50	50,096
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17		100	100,140
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		15	15,017
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18		95	94,904
2.150%	07/30/18		150	150,821
5.875%	01/30/42		25	30,085
Sub. Notes
4.450%	09/29/27		105	105,656
Citizens Bank NA/Providence RI,
Sr. Unsec’d. Notes
2.500%	03/14/19		250	252,179
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19		100	109,803
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24		30	31,602
Goldman Sachs Group Inc/The,
Sr. Unsec’d. Notes
3.750%	05/22/25		125	127,893
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	(a)	115	116,931
6.750%	10/01/37	(a)	180	214,998
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	(a)	175	175,359
Sub. Notes
3.375%	05/01/23		75	75,311
4.250%	10/01/27		175	182,023
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		200	201,633
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17		15	15,034
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	75	75,520
4.300%	01/27/45		170	171,061
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19		150	151,577
Sub. Notes
3.950%	04/23/27	(a)	110	110,116
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22		25	25,490

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22		35	$36,642
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		250	249,571
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19		45	45,619
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		250	247,866
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17		200	198,155
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18		250	250,754
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		50	50,347
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18		195	195,821
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22		50	52,154
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		200	200,368
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		75	83,614
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	70	74,621

				5,034,794

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	(a)	265	278,677
4.700%	02/01/36	(a)	150	162,106
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22		110	117,387

				558,170

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		60	63,462
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		10	10,150
3.550%	08/15/22		155	162,514
4.625%	05/15/44		185	188,484
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Biotechnology (cont’d.)
3.250%	09/01/22		55	$58,117

				482,727

Building Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19		20	22,330

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		81	88,116
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18		100	100,129
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	(a)	200	203,322

				391,567

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		30	30,069
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18		25	25,384
3.850%	11/15/24		10	10,454
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44		75	77,184
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18		200	199,870
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		30	31,050
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	82,116
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		35	35,664
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		30	30,815

				522,606

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	(a)	30	30,062
3.250%	02/23/26	(a)	150	156,610
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	(a)	170	171,110
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24		75	75,188

				432,970

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		35	$34,877
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18		50	50,348
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20		15	16,789
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	(a)	75	73,000
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		60	61,262
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18		45	46,662
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35		360	386,860

				669,798

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	35,076
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	26,580
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		25	27,699
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19		110	111,245
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	(a)	25	25,817
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21		13	12,951
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18		20	20,028
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16		35	35,280
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17		75	74,727
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		15	15,110
5.150%	09/15/41		35	34,804
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		50	54,365

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	(a)	150	$154,967

				628,649

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		85	88,849
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		30	30,367
4.000%	04/01/25		25	25,026
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		125	126,364
5.875%	06/15/20		25	27,471
Keysight Technologies, Inc.,
Gtd. Notes
3.300%	10/30/19		100	100,677

				398,754

Energy Equipment & Services
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		65	61,772

Environmental Control
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		25	27,758

Foods
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	(a)	140	143,800
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		70	76,695

				220,495

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		17	18,654
4.800%	06/15/44	(a)	25	24,076
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24		90	86,483

				129,213

Hand / Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		215	218,319

Healthcare-Products
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20		40	41,297

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18		150	$150,827
2.400%	02/01/19		20	20,236

				212,360

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19		25	25,462
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		175	185,738
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		55	54,476
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		125	126,559
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		75	76,198
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55		75	76,952
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44		135	145,504
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45		200	201,199
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22		40	41,444
4.750%	07/15/45	(a)	110	126,136

				1,059,668

Holding Companies-Diversified
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17		200	199,920

Housewares
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	(a)	35	34,765
5.375%	04/01/36		30	32,085

				66,850

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		30	31,424
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25		200	201,234
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	(a)	15	15,154
4.125%	02/15/24		50	52,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Aon PLC,
Gtd. Notes
4.750%	05/15/45	(a)	75	$76,091
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		200	203,969
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	(a)	25	24,850
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24		50	50,938
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		150	143,481
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		75	75,676
3.300%	03/14/23		30	30,594
3.500%	06/03/24		25	24,940
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		35	35,544
3.400%	05/15/25		120	118,744
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		70	75,008

				1,159,747

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	(a)	150	164,345
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	202,345
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26		130	130,195
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25		75	76,928
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		200	207,162

				780,975

Lodging
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23		85	83,262

Machinery-Diversified
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20		25	24,939
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		110	112,390

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Machinery-Diversified (cont’d.)

				$137,329

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	(a)	30	31,412
4.500%	02/15/21		25	27,561
5.650%	08/15/20		30	34,339
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22		300	313,580
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18		35	37,502
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		25	27,774
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20		25	28,420
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22		25	26,313
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16		10	9,998
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	(a)	10	10,464
5.000%	02/01/20		35	37,991
6.550%	05/01/37		35	38,354
6.750%	07/01/18	(a)	15	16,503
6.750%	06/15/39		30	33,766
8.250%	04/01/19		35	40,746
8.750%	02/14/19		10	11,709

				726,432

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18		50	50,476
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18		50	49,299
3.625%	06/09/21		35	35,288
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	(a)	100	97,458
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16		35	34,983
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		95	84,216

				351,720

Miscellaneous Manufacturers — 0.1%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		292	311,323

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Office/Business Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		25	$25,150

Oil & Gas — 0.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	(a)	220	222,334
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	(a)	25	24,919
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18		35	34,129
3.450%	11/15/21		100	92,564
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		200	196,693
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17		40	39,421
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		110	93,775
4.250%	09/18/18		50	50,830
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20		15	12,964
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		175	176,671
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		200	195,087
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19		140	138,740
5.500%	06/27/44		100	83,090
Gtd. Notes, MTN
3.500%	07/23/20		90	88,200
Phillips 66,
Gtd. Notes
4.650%	11/15/34		100	99,196
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		150	149,209
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24		100	99,003
Transocean, Inc.,
Gtd. Notes
7.125%	12/15/21	(a)	75	50,625

				1,847,450

Oil & Gas Services
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17		50	49,399

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Packaging & Containers
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24		30	$29,755

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		200	207,802
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	(a)	135	140,151
4.550%	03/15/35		150	154,547
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/22/18		25	24,799
Express Scripts Holding Co.,
Gtd. Notes
3.300%	02/25/21		150	153,753
4.500%	02/25/26	(a)	200	207,073
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17		10	10,018
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		10	10,618
4.600%	06/01/44		35	35,094
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.375%	03/15/26		240	247,061
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		177	138,724

				1,329,640

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24		60	54,871
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20		90	89,444
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42		35	31,775
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		25	22,322
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		85	84,607
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24		55	47,756
Kinder Morgan Inc.,
Gtd. Notes
2.000%	12/01/17		45	44,518
Kinder Morgan Inc/DE,
Gtd. Notes
4.300%	06/01/25	(a)	130	123,654

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		50	$44,272

				543,219

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24		50	51,480
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		200	204,283

				255,763

Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26		75	77,824
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		45	43,914
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		30	30,447
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		35	35,506
4.250%	02/01/26	(a)	65	66,044
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29		100	102,673
4.375%	10/01/25		40	41,958
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		100	104,621

				502,987

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	(a)	150	173,718
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		50	54,812
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		45	44,006
4.450%	02/15/25		10	9,667
4.850%	04/01/24		105	104,378
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		35	35,078

				421,659

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25	(a)	200	211,086

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Software
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17		35	$34,731

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/17		25	25,292
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22		25	25,037
3.663%	05/15/25		50	50,782
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25		45	46,847
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	(a)	150	158,178
5.150%	09/15/23		325	375,119
6.350%	04/01/19		25	28,325

				709,580

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	210,000
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19		25	25,059
Kansas City Southern Railway Co. (The),
Gtd. Notes, 144A
4.300%	05/15/43		80	74,878

				309,937

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17		25	24,825
2.600%	03/30/20		15	14,725
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19		30	29,828
3.200%	07/15/20		150	150,081

				219,459

TOTAL CORPORATE OBLIGATIONS
(cost $23,886,460)				24,150,290

FOREIGN GOVERNMENT BONDS — 0.5%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	201,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		60	76,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		145	144,788
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, 144A
1.750%	08/26/20		200	201,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	$25,175
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	264,019
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	14,978
3.000%	07/16/18	150	155,709
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	104,791
Unsec’d. Notes
3.500%	07/29/20	325	350,145
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes
5.603%	07/20/20	200	219,500
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	100,472
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	400	430,682
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	55,085
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	105,885
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	250	249,375

TOTAL FOREIGN GOVERNMENT BONDS
(cost $2,664,728)			2,699,533

MUNICIPAL BONDS — 0.1%
California
State of California,
General Obligation Unlimited
7.625%	03/01/40	100	152,916
University of California,
Revenue Bonds
4.131%	05/15/45	15	15,356

			168,272

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	178,390

Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	10	12,140

New York
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,008

North Carolina
University of North Carolina at Chapel Hill,

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
North Carolina (cont’d.)
Revenue Bonds
3.847%	12/01/34	150	$161,205

TOTAL MUNICIPAL BONDS
(cost $550,209)			574,015

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
1.936%(c)	02/25/25	8	7,582
Series 2015-C01, Class 2M1(x)
1.936%(c)	02/25/25	1	810
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1
1.336%(c)	10/25/27	229	228,482
Series 2015-DNA3, Class M2
3.286%(c)	04/25/28	250	251,685
Series 2015-HQ2, Class M1
1.536%(c)	05/25/25	234	234,419
Series 2016-HQA1, Class M2
3.191%(c)	09/25/28	250	250,706
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/26/55	100	100,264
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	180	179,784

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,252,063)			1,253,732

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corp.
2.500%	05/01/28-06/01/30	518	532,272
3.000%	01/01/27-08/01/43	392	405,483
3.500%	08/01/26-09/01/45	665	697,508
4.000%	07/01/25-11/01/45	592	632,819
4.500%	05/01/40-05/01/42	456	496,200
5.000%	07/01/35-09/01/39	76	83,927
5.500%	06/01/36	78	88,104
6.000%	08/01/34-01/01/38	59	67,775
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,499
2.000%	07/01/28	28	28,082
2.500%	09/01/27-02/01/43	545	559,971
2.500%	TBA	125	128,320
3.000%	02/01/27-12/01/45	1,360	1,407,549
3.000%	TBA	1,620	1,661,765
3.500%	01/01/26-02/01/46	2,900	3,047,658
3.500%	TBA	1,990	2,086,469
4.000%	07/01/25-01/01/46	1,020	1,093,254
4.000%	TBA	1,780	1,901,818
4.500%	08/01/24-06/01/44	613	667,943
4.500%	TBA	585	636,553
5.000%	04/01/19-07/01/42	875	968,449
5.000%	TBA	260	287,625
5.500%	04/01/34-08/01/37	292	330,274

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	TBA		175	$196,243
6.000%	02/01/34-01/01/40		344	397,026
6.500%	11/01/36		28	32,116
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43		63	63,288
3.000%	12/20/42-11/20/45		683	708,462
3.000%	TBA		825	854,600
3.500%	01/15/42-12/20/45		1,906	2,017,727
4.000%	08/20/39-12/20/45		690	739,985
4.500%	05/20/40-01/20/46		332	358,784
5.000%	05/20/33-01/20/46		297	328,636
5.500%	08/20/38		27	30,080

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $23,554,585)				23,802,264

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
1.625%	02/15/26	(a)	1,250	1,231,836
2.500%	02/15/45		1,290	1,257,851
3.000%	11/15/44		60	64,746
3.125%	11/15/41		185	205,805
3.375%	05/15/44		690	799,888
4.500%	02/15/36-05/15/38		1,360	1,866,906
5.375%	02/15/31		150	215,080
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		430	430,495
U.S. Treasury Notes
0.625%	11/30/17		935	933,502
0.875%	01/31/17		1,500	1,503,341
1.000%	09/15/18		350	351,668
1.125%	02/28/21	(a)	4,210	4,192,731
1.250%	10/31/18		1,140	1,152,379
1.375%	02/29/20		3,095	3,128,974
1.500%	05/31/19-05/31/20		2,970	3,016,064
1.625%	08/31/19-11/15/22		315	319,359
1.625%	11/30/20	(a)	1,530	1,560,540
1.750%	09/30/19		65	66,689
2.125%	05/15/25		20	20,618
2.625%	08/15/20		910	967,017
2.875%	08/15/45		520	546,975
3.125%	05/15/19		200	213,773

TOTAL U.S. TREASURY OBLIGATIONS
(cost $23,685,325)				24,046,237

TOTAL LONG-TERM INVESTMENTS
(cost $527,687,590)				537,150,225

			Shares
SHORT-TERM INVESTMENTS — 18.9%
AFFILIATED MUTUAL FUND — 18.4%
Prudential Investment Portfolios 2— Prudential Core Ultra Short Bond Fund (cost $109,902,404; includes $37,377,513 of cash collateral for securities on loan)(b)(w)			109,902,404	109,902,404

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (k)(n) — 0.5%
U.S. Treasury Bills
0.115%	04/28/16	500	$499,902
0.393%	06/02/16	2,500	2,499,328

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,998,269)			2,999,230

TOTAL SHORT-TERM INVESTMENTS
(cost $112,900,673)			112,901,634

TOTAL INVESTMENTS — 108.9%
(cost $640,588,263)			650,051,859
Liabilities in excess of other assets (z) — (8.9)%			(53,015,194)

NET ASSETS — 100.0%			$597,036,665

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,568,224; cash collateral of $37,377,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
7	2 Year U.S. Treasury Notes	Jun. 2016	$1,532,203	$1,531,250	$(953)
16	5 Year U.S. Treasury Notes	Jun. 2016	1,934,437	1,938,625	4,188
8	10 Year U.S. Treasury Notes	Jun. 2016	1,043,578	1,043,125	(453)
4	20 Year U.S. Treasury Bonds	Jun. 2016	659,563	657,750	(1,813)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	696,023	690,125	(5,898)
173	Mini MSCI EAFE Index	Jun. 2016	13,968,548	14,060,575	92,027
64	Mini MSCI Emerging Markets Index	Jun. 2016	2,586,035	2,668,480	82,445
24	Russell 2000 Mini Index	Jun. 2016	2,570,995	2,663,040	92,045
284	S&P 500 E-Mini	Jun. 2016	28,417,233	29,131,300	714,067
11	S&P Mid Cap 400 E-Mini	Jun. 2016	1,531,550	1,585,320	53,770

					$1,029,425

(1) U.S. Treasury securities with a market value of $2,370,383 have been segregated with JPMorgan Chase to cover requirements for open contracts at March 31, 2016.

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/19/16	Bank of New York Mellon	EUR	6	$6,940	$7,055	$115

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Credit Default Swap Agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.26	06/20/21	1.000%	8,500	$71,996	$92,923	$20,927

U.S. Treasury security with a market value of $152,106 has been segregated with JPMorgan to cover requirements open for centrally cleared credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$329,138,259	$124,759,707	$—
Preferred Stocks	559,117	10,158	—
Rights	—	531	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	2,976,388	—
Commercial Mortgage-Backed Securities	—	3,017,191	—
Convertible Bonds	—	162,803	—
Corporate Obligations	—	24,150,290	—
Foreign Government Bonds	—	2,699,533	—
Municipal Bonds	—	574,015	—
Residential Mortgage-Backed Securities	—	1,253,732	—
U.S. Government Agency Obligations	—	23,802,264	—
U.S. Treasury Obligations	—	27,045,467	—
Affiliated Mutual Fund	109,902,404	—	—
Other Financial Instruments*
Futures	1,029,425	—	—
OTC Forward Foreign Currency Contract	—	115	—
Centrally Cleared Credit Default Swap Agreements	—	20,927	—

Total	$440,629,205	$210,473,121	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Credit contracts	$20,927
Equity contracts	1,034,885
Foreign exchange contracts	115
Interest rate contracts	(4,929)

Total	$1,050,998

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 98.0%
Aerospace & Defense — 4.2%
Boeing Co. (The)	458,100	$58,151,214
Textron, Inc.	309,400	11,280,724

		69,431,938

Air Freight & Logistics — 1.2%
FedEx Corp.	119,500	19,445,040

Airlines — 4.1%
Alaska Air Group, Inc.	256,700	21,054,534
American Airlines Group, Inc.	1,127,000	46,218,270

		67,272,804

Automobiles — 1.7%
Ferrari NV (Italy)*(a)	205,930	8,587,281
Tesla Motors, Inc.*(a)	82,000	18,841,140

		27,428,421

Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc.*	301,595	41,988,056
Biogen, Inc.*	33,400	8,694,688
BioMarin Pharmaceutical, Inc.*	83,300	6,870,584
Celgene Corp.*	147,916	14,804,912
Incyte Corp.*	82,100	5,949,787
Regeneron Pharmaceuticals, Inc.*	28,600	10,308,584
Vertex Pharmaceuticals, Inc.*(a)	225,600	17,932,944

		106,549,555

Capital Markets — 4.0%
Morgan Stanley	1,499,400	37,499,994
State Street Corp.	247,700	14,495,404
TD Ameritrade Holding Corp.	418,000	13,179,540

		65,174,938

Communications Equipment — 1.6%
Juniper Networks, Inc.(a)	485,700	12,390,207
Palo Alto Networks, Inc.*	88,700	14,470,518

		26,860,725

Construction Materials — 1.1%
Vulcan Materials Co.	174,300	18,400,851

Diversified Financial Services — 2.1%
CME Group, Inc.	110,500	10,613,525
Intercontinental Exchange, Inc.	104,750	24,630,915

		35,244,440

Health Care Equipment & Supplies — 3.1%
Intuitive Surgical, Inc.*(a)	65,533	39,388,610
Stryker Corp.(a)	111,000	11,909,190

		51,297,800

Health Care Providers & Services — 6.8%
Aetna, Inc.	122,200	13,729,170
Anthem, Inc.(a)	211,800	29,438,082
CIGNA Corp.	121,600	16,688,384
Humana, Inc.	91,900	16,813,105
UnitedHealth Group, Inc.(a)	281,900	36,336,910

		113,005,651

Hotels, Restaurants & Leisure — 4.7%
Hilton Worldwide Holdings, Inc.	1,404,873	31,637,740
MGM Resorts International*	1,161,623	24,905,197
Royal Caribbean Cruises Ltd.(a)	102,900	8,453,235

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	208,430	$12,443,271

		77,439,443

Industrial Conglomerates — 3.7%
Danaher Corp.	644,000	61,089,840

Internet & Catalog Retail — 12.8%
Amazon.com, Inc.*	198,747	117,984,169
Netflix, Inc.*(a)	148,400	15,170,932
Priceline Group, Inc. (The)*	60,700	78,239,872

		211,394,973

Internet Software & Services — 11.5%
Alphabet, Inc. (Class A Stock)*	90,060	68,706,774
Alphabet, Inc. (Class C Stock)*	51,413	38,300,114
Facebook, Inc. (Class A Stock)*	548,300	62,561,030
LinkedIn Corp. (Class A Stock)*	49,700	5,683,195
Tencent Holdings Ltd. (China), ADR	725,900	14,837,396

		190,088,509

IT Services — 4.1%
PayPal Holdings, Inc.*	310,300	11,977,580
Visa, Inc. (Class A Stock)(a)	732,700	56,036,896

		68,014,476

Life Sciences Tools & Services — 0.1%
Illumina, Inc.*	14,400	2,334,384

Machinery — 1.6%
Flowserve Corp.(a)	251,370	11,163,342
Wabtec Corp.(a)	197,600	15,667,704

		26,831,046

Multiline Retail — 1.0%
Dollar General Corp.	193,800	16,589,280

Pharmaceuticals — 5.7%
Allergan PLC*	172,053	46,115,366
Bristol-Myers Squibb Co.	567,800	36,271,064
Eli Lilly & Co.	159,800	11,507,198

		93,893,628

Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)	92,300	12,247,287
Kansas City Southern	33,700	2,879,665

		15,126,952

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV (Netherlands)(a)	167,800	16,845,442
NXP Semiconductors NV (Netherlands)*	273,180	22,146,703

		38,992,145

Software — 6.5%
Microsoft Corp.	675,600	37,313,388
Mobileye NV*(a)	238,800	8,904,852
NetSuite, Inc.*(a)	168,900	11,567,961
salesforce.com, Inc.*	414,600	30,609,918
ServiceNow, Inc.*(a)	222,300	13,600,314
Workday, Inc. (Class A Stock)*(a)	73,800	5,670,792

		107,667,225

Specialty Retail — 3.2%
CarMax, Inc.*(a)	162,100	8,283,310
Lowe’s Cos., Inc.	342,800	25,967,100

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	206,200	$18,652,852

		52,903,262

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	113,200	12,337,668

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.(a)	514,800	14,589,432
NIKE, Inc. (Class B Stock)	92,000	5,655,240

		20,244,672

Tobacco — 0.7%
Philip Morris International, Inc.(a)	119,300	11,704,523

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	294,000	11,260,200

TOTAL COMMON STOCKS (cost $1,405,308,431)		1,618,024,389

PREFERRED STOCK
Internet Software & Services
Living Social, CVT(original cost $1,352,010; purchased 11/18/11)*^(f)(g) (cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS (cost $1,406,660,441)		1,618,026,147

SHORT-TERM INVESTMENT — 14.2%
AFFILIATED MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $233,485,654; includes $185,247,956 of cash collateral for securities on loan)(b)(w)	233,485,654	233,485,654

TOTAL INVESTMENTS — 112.2% (cost $1,640,146,095)		1,851,511,801
Liabilities in excess of other assets — (12.2)%		(200,873,753)

NET ASSETS — 100.0%		$1,650,638,048

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,758 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,561,604; cash collateral of $185,247,956 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,352,010. The aggregate value of $1,758 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$69,431,938	$—	$—
Air Freight & Logistics	19,445,040	—	—
Airlines	67,272,804	—	—
Automobiles	27,428,421	—	—
Biotechnology	106,549,555	—	—
Capital Markets	65,174,938	—	—
Communications Equipment	26,860,725	—	—
Construction Materials	18,400,851	—	—
Diversified Financial Services	35,244,440	—	—
Health Care Equipment & Supplies	51,297,800	—	—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Health Care Providers & Services	$ 113,005,651	$ —	$ —
Hotels, Restaurants & Leisure	77,439,443	—	—
Industrial Conglomerates	61,089,840	—	—
Internet & Catalog Retail	211,394,973	—	—
Internet Software & Services	190,088,509	—	—
IT Services	68,014,476	—	—
Life Sciences Tools & Services	2,334,384	—	—
Machinery	26,831,046	—	—
Multiline Retail	16,589,280	—	—
Pharmaceuticals	93,893,628	—	—
Road & Rail	15,126,952	—	—
Semiconductors & Semiconductor Equipment	38,992,145	—	—
Software	107,667,225	—	—
Specialty Retail	52,903,262	—	—
Technology Hardware, Storage & Peripherals	12,337,668	—	—
Textiles, Apparel & Luxury Goods	20,244,672	—	—
Tobacco	11,704,523	—	—
Wireless Telecommunication Services	11,260,200	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Mutual Fund	233,485,654	—	—

Total	$1,851,510,043	$ —	$1,758

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.8%
Agricultural Products — 0.5%
Ingredion, Inc.	21,400	$2,285,306

Automotive Retail — 0.5%
Murphy USA, Inc.*	32,500	1,997,125

Building Products — 0.3%
Kingspan Group PLC (Ireland)	45,935	1,220,494

Commodity Chemicals — 0.3%
Methanex Corp. (Canada)	36,700	1,178,804

Construction Materials — 2.5%
Martin Marietta Materials, Inc.	15,400	2,456,454
Vulcan Materials Co.	78,625	8,300,441

		10,756,895

Diversified Chemicals — 1.4%
Dow Chemical Co. (The)	25,300	1,286,758
E.I. du Pont de Nemours & Co.	71,900	4,552,708

		5,839,466

Diversified Metals & Mining — 2.4%
Antofagasta PLC (Chile)	218,247	1,466,725
Aurubis AG (Germany)	29,535	1,467,612
BHP Billiton Ltd. (Australia)	115,304	1,489,932
South32 Ltd. (Australia)*	1,534,299	1,721,707
Southern Copper Corp. (Peru)(a)	156,900	4,347,699

		10,493,675

Electric Utilities — 1.4%
Cleco Corp.	21,600	1,192,536
Edison International	64,700	4,651,283

		5,843,819

Electrical Components & Equipment — 0.5%
Legrand SA (France)	42,811	2,392,884

Fertilizers & Agricultural Chemicals — 3.2%
Agrium, Inc. (Canada)(a)	43,500	3,840,615
CF Industries Holdings, Inc.(a)	135,100	4,234,034
Monsanto Co.	11,900	1,044,106
Syngenta AG (Switzerland), ADR	55,600	4,604,792

		13,723,547

Forest Products — 0.5%
West Fraser Timber Co. Ltd. (Canada)(a)	51,800	2,078,382

Gas Utilities — 1.9%
Atmos Energy Corp.	109,332	8,118,994

Gold — 3.0%
Centamin PLC (United Kingdom)	1,821,505	2,309,057
Franco-Nevada Corp. (Canada)	46,600	2,861,841
OceanaGold Corp. (Australia)	842,600	2,316,136
Randgold Resources Ltd. (United Kingdom)	58,773	5,347,319

		12,834,353

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.	154,800	2,013,948

Industrial Conglomerates — 0.2%
Silver Run Acquisition Corp.*	85,210	881,924

Industrial Gases — 3.3%
Air Products & Chemicals, Inc.	62,347	8,981,085
Airgas, Inc.	16,700	2,365,388

	Shares	Value
COMMON STOCKS (Continued)
Industrial Gases (cont’d.)
Praxair, Inc.	23,100	$2,643,795

		13,990,268

Industrial Machinery — 5.5%
Aalberts Industries NV (Netherlands)	71,523	2,476,794
Flowserve Corp.(a)	161,300	7,163,333
Pentair PLC (United Kingdom)(a)	106,200	5,762,412
Sandvik AB (Sweden)	258,478	2,669,550
SPX FLOW, Inc.*	65,800	1,650,264
Valmont Industries, Inc.	12,600	1,560,384
Watts Water Technologies, Inc. (Class A Stock)	43,500	2,398,155

		23,680,892

Integrated Oil & Gas — 16.0%
Cenovus Energy, Inc. (Canada)	180,600	2,350,060
Chevron Corp.	45,000	4,293,000
Exxon Mobil Corp.	150,907	12,614,316
Occidental Petroleum Corp.	171,184	11,714,121
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	460,520	11,206,615
Statoil ASA (Norway)	334,085	5,217,859
Suncor Energy, Inc. (Canada)	155,200	4,316,112
Total SA (France)	374,529	17,041,610

		68,753,693

Metal & Glass Containers — 1.4%
Ball Corp.	57,800	4,120,562
Vidrala SA (Spain)	35,515	2,091,352

		6,211,914

Multi-Utilities — 4.1%
DTE Energy Co.	19,600	1,776,936
National Grid PLC (United Kingdom)	355,300	5,027,252
NiSource, Inc.	260,004	6,125,694
PG&E Corp.	51,500	3,075,580
WEC Energy Group, Inc.	24,200	1,453,694

		17,459,156

Oil & Gas Equipment & Services — 9.7%
Aker Solutions ASA (Norway), RegS(a)	742,447	2,378,305
Baker Hughes, Inc.	95,200	4,172,616
Cameron International Corp.*	67,800	4,545,990
Dril-Quip, Inc.*	48,600	2,943,216
FMC Technologies, Inc.*	125,400	3,430,944
Halliburton Co.	208,800	7,458,336
Helix Energy Solutions Group, Inc.*	77,100	431,760
John Wood Group PLC (United Kingdom)	229,161	2,018,037
Oceaneering International, Inc.	76,200	2,532,888
RPC, Inc.(a)	163,800	2,322,684
SBM Offshore NV (Netherlands)*	200,206	2,543,093
Schlumberger Ltd.	30,925	2,280,719
Technip SA (France)	32,965	1,826,898
Tenaris SA (Luxembourg)	140,950	1,748,878
Tesco Corp.	119,900	1,032,339

		41,666,703

Oil & Gas Exploration & Production — 21.4%
Advantage Oil & Gas Ltd. (Canada)*	81,700	448,524
Apache Corp.(a)	114,132	5,570,783
ARC Resources Ltd. (Canada)	140,900	2,049,356

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production (cont’d.)
Canadian Natural Resources Ltd. (Canada)(a)	229,600	$6,199,200
Cimarex Energy Co.	97,163	9,451,045
Concho Resources, Inc.*	90,300	9,123,912
Diamondback Energy, Inc.*	44,700	3,449,946
EOG Resources, Inc.	68,620	4,980,440
EQT Corp.	110,961	7,463,237
Gulfport Energy Corp.*	133,700	3,789,058
Kelt Exploration Ltd. (Canada)*(a)	472,800	1,441,608
Kosmos Energy Ltd.*	521,300	3,033,966
Lundin Petroleum AB (Sweden)*	110,857	1,873,851
Matador Resources Co.*(a)	142,900	2,709,384
Memorial Resource Development Corp.*	190,500	1,939,290
Noble Energy, Inc.	98,900	3,106,449
PDC Energy, Inc.*	57,472	3,416,710
Pioneer Natural Resources Co.(a)	63,908	8,994,412
Raging River Exploration, Inc. (Canada)*	148,200	1,036,116
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	240,065	3,613,683
Seven Generations Energy Ltd. (Canada) (Class A Stock)(original cost $182,032; purchase date 02/19/16)*^(f)	17,990	261,550
Synergy Resources Corp.*(a)	265,100	2,059,827
Tourmaline Oil Corp. (Canada)*	120,275	2,546,728
Woodside Petroleum Ltd. (Australia)	163,922	3,279,053

		91,838,128

Oil & Gas Refining & Marketing — 0.4%
Valero Energy Corp.	27,100	1,738,194

Oil & Gas Storage & Transportation — 1.0%
Columbia Pipeline Group, Inc.	66,300	1,664,130
Koninklijke Vopak NV (Netherlands)	49,713	2,472,472

		4,136,602

Paper Packaging — 3.7%
Avery Dennison Corp.	29,000	2,091,190
Bemis Co., Inc.	57,300	2,966,994
BillerudKorsnas AB (Sweden)	164,737	2,689,232
International Paper Co.	53,900	2,212,056
Orora Ltd. (Australia)	347,464	665,095
WestRock Co.	132,828	5,184,277

		15,808,844

Paper Products — 0.2%
Metsa Board OYJ (Finland)	158,816	1,061,628

Precious Metals & Minerals — 1.2%
Fresnillo PLC (Mexico)	221,857	3,029,832
Petra Diamonds Ltd. (South Africa)	1,364,154	2,062,121

		5,091,953

Specialized REIT’s — 0.8%
Weyerhaeuser Co.	109,351	3,387,694

Specialty Chemicals — 7.6%
Ashland, Inc.	37,800	4,156,488
Celanese Corp. (Class A Stock)	31,200	2,043,600
Croda International PLC (United Kingdom)	53,287	2,320,257
Flotek Industries, Inc.*(a)	110,700	811,431
International Flavors & Fragrances, Inc.(a)	9,700	1,103,569
PolyOne Corp.	52,300	1,582,075
PPG Industries, Inc.	39,700	4,426,153
RPM International, Inc.	186,400	8,822,312

		Shares	Value
COMMON STOCKS (Continued)
Specialty Chemicals (cont’d.)
Sherwin-Williams Co. (The)		3,700	$1,053,279
Umicore SA (Belgium)		47,219	2,343,958
Victrex PLC (United Kingdom)		173,813	4,107,220

			32,770,342

Steel — 0.8%
Acerinox SA (Spain)(a)		154,163	1,780,953
Worthington Industries, Inc.		51,300	1,828,332

			3,609,285

Trading Companies & Distributors — 0.6%
MRC Global, Inc.*		198,900	2,613,546

TOTAL COMMON STOCKS (cost $410,666,283)			415,478,458

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.8%
Electric
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	350	348,688

Oil & Gas
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	375	378,750
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	695	583,800
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	930	800,915
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	575	576,438
Weatherford International, Inc.,
Gtd. Notes
6.350%	06/15/17	1,025	1,014,750

			3,354,653

TOTAL CORPORATE BONDS (cost $3,435,322)			3,703,341

TOTAL LONG-TERM INVESTMENTS (cost $414,101,605)			419,181,799

		Shares
SHORT-TERM INVESTMENT — 11.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $47,444,267; includes $37,825,159 of cash collateral received for securities on loan)(b)(w)		47,444,267	47,444,267

TOTAL INVESTMENTS — 108.7% (cost $461,545,872)			466,626,066
Liabilities in excess of other assets — (8.7)%			(37,362,000)

NET ASSETS — 100.0%			$429,264,066

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $261,550 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,687,932; cash collateral of $37,825,159 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Indicates a restricted security; the aggregate original cost of such security is $182,038. The aggregate value of $261,550 is approximately 0.1% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$ 2,285,306	$ —	$ —
Automotive Retail	1,997,125	—	—
Building Products	1,220,494	—	—
Commodity Chemicals	1,178,804	—	—
Construction Materials	10,756,895	—	—
Diversified Chemicals	5,839,466	—	—
Diversified Metals & Mining	4,347,699	6,145,976	—
Electric Utilities	5,843,819	—	—
Electrical Components & Equipment	—	2,392,884	—
Fertilizers & Agricultural Chemicals	13,723,547	—	—
Forest Products	2,078,382	—	—
Gas Utilities	8,118,994	—	—
Gold	5,177,977	7,656,376	—
Independent Power Producers & Energy Traders	2,013,948	—	—
Industrial Conglomerates	881,924	—	—
Industrial Gases	13,990,268	—	—
Industrial Machinery	18,534,548	5,146,344	—
Integrated Oil & Gas	35,287,609	33,466,084	—
Metal & Glass Containers	6,211,914	—	—
Multi-Utilities	12,431,904	5,027,252	—
Oil & Gas Equipment & Services	31,151,492	10,515,211	—
Oil & Gas Exploration & Production	86,423,674	5,152,904	261,550
Oil & Gas Refining & Marketing	1,738,194	—	—
Oil & Gas Storage & Transportation	1,664,130	2,472,472	—
Paper Packaging	12,454,517	3,354,327	—
Paper Products	—	1,061,628	—
Precious Metals & Minerals	2,062,121	3,029,832	—
Specialized REIT’s	3,387,694	—	—
Specialty Chemicals	23,998,907	8,771,435	—
Steel	1,828,332	1,780,953	—
Trading Companies & Distributors	2,613,546	—	—
Corporate Bonds	—	3,703,341	—
Affiliated Mutual Fund	47,444,267	—	—

Total	$366,687,497	$99,677,019	$261,550

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 74.7%
FOREIGN BONDS — 44.6%
Brazil — 12.9%
Brazil Letras do Tesouro Nacional,
Bills
11.313%(s)	10/01/16	BRL	3,440	$895,013
11.559%(s)	01/01/17	BRL	12,880	3,247,777
12.269%(s)	01/01/18	BRL	7,750	1,723,845
14.005%(s)	07/01/16	BRL	1,640	441,164
Brazil Notas do Tesouro Nacional,
Series B, Notes
6.000%	08/15/18	BRL	850	670,531
6.000%	05/15/19	BRL	3,330	2,668,592
6.000%	08/15/20	BRL	1,537	1,209,539
6.000%	08/15/22	BRL	4,130	3,199,618
6.000%	05/15/23	BRL	8,405	6,589,107
6.000%	08/15/24	BRL	170	131,010
6.000%	08/15/50	BRL	630	474,898
Series F, Notes
10.000%	01/01/21	BRL	10,525	2,591,367
10.000%	01/01/19	BRL	5,970	1,541,760
10.000%	01/01/23	BRL	45,120	10,660,968
10.000%	01/01/25	BRL	3,610	825,517
10.000%	01/01/27	BRL	13,710	3,055,038
Series F, Sr. Notes
10.000%	01/01/17	BRL	12,510	3,391,968

				43,317,712

Indonesia — 8.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,103,062
7.000%	05/15/22	IDR	121,498,000	8,823,724
8.250%	07/15/21	IDR	21,171,000	1,652,551
8.375%	03/15/24	IDR	66,672,000	5,205,796
8.375%	09/15/26	IDR	54,317,000	4,285,144
8.375%	03/15/34	IDR	47,530,000	3,621,349
9.000%	03/15/29	IDR	5,415,000	433,343
10.250%	07/15/22	IDR	14,584,000	1,232,733
12.800%	06/15/21	IDR	8,277,000	758,656
12.900%	06/15/22	IDR	909,000	85,521

				29,201,879

Malaysia — 7.3%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.172%	07/15/16	MYR	9,387	2,412,905
3.394%	03/15/17	MYR	63,290	16,324,262
3.814%	02/15/17	MYR	10,360	2,681,712
4.262%	09/15/16	MYR	12,854	3,324,417

				24,743,296

Mexico — 8.2%
Mexican Bonos,
Bonds
5.000%	06/15/17	MXN	142,000	8,309,447
Sr. Unsec’d. Notes
6.250%	06/16/16	MXN	25,270	1,469,671
7.250%	12/15/16	MXN	257,972	15,261,860
Mexican Udibonos,
Bonds, TIPS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Mexico (cont’d.)
2.500%	12/10/20	MXN	7,962	$2,527,533

				27,568,511

Poland — 2.3%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,315,435
4.750%	10/25/16	PLN	22,580	6,165,014
4.750%	04/25/17	PLN	1,136	315,164

				7,795,613

Portugal — 2.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
4.950%	10/25/23	EUR	53	69,598
5.650%	02/15/24	EUR	131	180,156
Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	5,580	6,704,534

				6,954,288

South Korea — 3.1%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.960%	02/02/17	KRW	685,300	601,700
2.070%	12/02/16	KRW	7,262,500	6,374,635
2.220%	10/02/16	KRW	4,080,000	3,580,478

				10,556,813

TOTAL FOREIGN BONDS (cost $166,342,938)				150,138,112

SOVEREIGN ISSUES — 11.6%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.750%	04/14/21	COP	52,000	17,550
9.850%	06/28/27	COP	59,000	22,865
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	121,000	33,308
7.000%	09/11/19	COP	97,000	31,927
7.000%	05/04/22	COP	475,000	152,315
7.500%	08/26/26	COP	789,000	250,733
7.750%	09/18/30	COP	1,358,000	426,698
10.000%	07/24/24	COP	1,182,000	441,899
11.000%	07/24/20	COP	618,000	231,367
Notes
5.000%	11/21/18	COP	278,000	88,078
Korea Monetary Stabilization Bond (South Korea),
Sr. Unsec’d. Notes
1.560%	10/02/17	KRW	2,758,900	2,415,292
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.000%	12/10/17	KRW	3,015,300	2,659,771
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, 144A
5.125%	10/15/24		5,320	5,352,771
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		4,250	4,315,102
Sr. Unsec’d. Notes, 144A

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN ISSUES (Continued)
7.250%	09/28/21		3,190	$3,564,825
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22		2,640	2,986,014
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(c)	05/31/40		7,576	2,476,443
7.750%	09/01/19		127	119,501
7.750%	09/01/20		1,847	1,732,394
7.750%	09/01/21		1,847	1,709,842
7.750%	09/01/22		1,847	1,690,005
7.750%	09/01/23		1,847	1,670,796
7.750%	09/01/24		1,847	1,651,126
7.750%	09/01/25		1,847	1,637,273
7.750%	09/01/26		1,847	1,629,756
7.750%	09/01/27		1,847	1,630,070

TOTAL SOVEREIGN ISSUES (cost $39,817,744)				38,937,721

TOTAL LONG-TERM INVESTMENTS (cost $268,264,682)				189,075,833

SHORT-TERM INVESTMENTS — 33.0%

FOREIGN TREASURY BILLS(n) 14.5%
Bank Negara Malaysia Monetary Notes (Malaysia)
3.050%	10/11/16	MYR	30	$7,591
3.100%	09/22/16	MYR	2,250	570,148
Mexican Cetes (Mexico)
3.160%	05/19/16	MXN	48,076	276,847

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY BILLS(n) (Continued)
3.403%	05/12/16	MXN	191,261	$1,102,179
3.502%	05/26/16	MXN	1,124,646	6,463,225
3.525%	06/23/16	MXN	1,342,830	7,702,727
3.550%	07/21/16	MXN	116,662	667,122
3.620%	06/09/16	MXN	426,540	2,450,565
3.672%	12/08/16	MXN	576,740	3,244,728
3.681%	07/07/16	MXN	158,898	910,089
3.712%	08/18/16	MXN	598,485	3,411,373
3.725%	10/13/16	MXN	649,027	3,675,985
4.100%	02/02/17	MXN	203,735	1,139,253
4.120%	08/04/16	MXN	112,510	642,351
4.190%	09/01/16	MXN	81,628	464,520
Philippine Treasury Bills (Philippines)
1.198%	06/08/16	PHP	750,000	16,229,221

TOTAL FOREIGN TREASURY BILLS (cost $49,495,370)				48,957,924

U.S. GOVERNMENT AGENCY
OBLIGATION — 18.5%
Federal Home Loan Bank
0.080%	04/01/16		62,104	62,104,000

(cost $62,104,000)

TOTAL SHORT-TERM INVESTMENTS				111,061,924

TOTAL INVESTMENTS — 89.3% (cost $317,760,052)				300,137,757
Other assets in excess of liabilities(z) — 10.7%				36,118,941

NET ASSETS — 100.0%				$336,256,698

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 06/20/16	Deutsche Bank AG	CLP	7,180,800	$10,366,392	$10,640,547	$274,155
Indian Rupee,
Expiring 04/18/16	JPMorgan Chase	INR	340,557	5,033,358	5,125,088	91,730
Expiring 04/25/16	JPMorgan Chase	INR	402,975	5,834,295	6,056,394	222,099
Expiring 05/23/16	JPMorgan Chase	INR	402,975	5,790,533	6,024,147	233,614
Japanese Yen,
Expiring 06/03/16	Deutsche Bank AG	JPY	2,546,463	21,465,586	22,667,677	1,202,091
Expiring 06/22/16	Deutsche Bank AG	JPY	322,610	2,720,152	2,873,838	153,686
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,142,985	10,720,280	577,295
Malaysian Ringgit,
Expiring 03/31/17	JPMorgan Chase	MYR	53,000	13,102,596	13,558,698	456,102
Mexican Peso,
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,398,375	14,910,811	(1,487,564)
Philippine Peso,
Expiring 06/27/16	JPMorgan Chase	PHP	64,880	1,415,728	1,402,275	(13,453)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/29/16	Deutsche Bank AG	PHP	184,164	$ 4,013,151	$ 3,979,977	$ (33,174)
Expiring 06/29/16	JPMorgan Chase	PHP	22,640	494,539	489,275	(5,264)
South Korean Won,
Expiring 06/21/16	JPMorgan Chase	KRW	21,000,000	17,804,154	18,323,808	519,654
Expiring 07/19/16	JPMorgan Chase	KRW	21,000,000	17,259,801	18,314,752	1,054,951

				$131,841,645	$135,087,567	3,245,922

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/18/16	JPMorgan Chase	AUD	4,717	$ 3,339,636	$ 3,607,567	$ (267,931)
Expiring 05/19/16	Citigroup Global Markets	AUD	2,440	1,718,931	1,866,021	(147,090)
Expiring 05/19/16	JPMorgan Chase	AUD	7,776	5,474,304	5,946,794	(472,490)
Expiring 06/14/16	Citigroup Global Markets	AUD	1,720	1,230,935	1,313,815	(82,880)
Expiring 06/14/16	JPMorgan Chase	AUD	2,552	1,846,512	1,949,334	(102,822)
Expiring 06/17/16	Citigroup Global Markets	AUD	76	54,349	57,816	(3,467)
Expiring 06/20/16	Citigroup Global Markets	AUD	153	116,092	116,533	(441)
Expiring 06/20/16	JPMorgan Chase	AUD	380	288,317	290,186	(1,869)
Expiring 06/22/16	JPMorgan Chase	AUD	21,859	16,575,681	16,691,166	(115,485)
Expiring 09/14/16	Citigroup Global Markets	AUD	1,709	1,231,129	1,300,189	(69,060)
Expiring 12/12/16	JPMorgan Chase	AUD	1,729	1,230,493	1,310,788	(80,295)
Expiring 12/14/16	JPMorgan Chase	AUD	860	615,657	651,932	(36,275)
Euro,
Expiring 04/08/16	Citigroup Global Markets	EUR	1,014	1,125,430	1,154,220	(28,790)
Expiring 04/13/16	JPMorgan Chase	EUR	5,574	6,347,170	6,345,109	2,061
Expiring 04/15/16	Barclays Capital Group	EUR	8,974	10,241,578	10,216,070	25,508
Expiring 04/29/16	Citigroup Global Markets	EUR	5,530	6,173,821	6,297,515	(123,694)
Expiring 05/12/16	Barclays Capital Group	EUR	26,380	28,445,290	30,056,526	(1,611,236)
Expiring 05/12/16	Deutsche Bank AG	EUR	1,105	1,249,313	1,259,002	(9,689)
Expiring 06/06/16	Hong Kong & Shanghai Bank	EUR	2,191	2,483,317	2,497,925	(14,608)
Expiring 07/01/16	Deutsche Bank AG	EUR	4,795	5,381,317	5,472,143	(90,826)
Expiring 07/13/16	JPMorgan Chase	EUR	5,574	6,361,049	6,363,977	(2,928)
Expiring 07/18/16	Deutsche Bank AG	EUR	3,666	4,087,167	4,185,870	(98,703)
Expiring 07/27/16	Deutsche Bank AG	EUR	1,088	1,186,083	1,242,811	(56,728)
Expiring 07/29/16	Deutsche Bank AG	EUR	4,200	4,600,471	4,797,955	(197,484)
Expiring 09/06/16	JPMorgan Chase	EUR	3,035	3,438,761	3,471,876	(33,115)
Expiring 10/13/16	JPMorgan Chase	EUR	5,627	6,437,964	6,445,946	(7,982)
Expiring 10/17/16	Barclays Capital Group	EUR	6,230	7,169,484	7,137,857	31,627
Expiring 11/09/16	Deutsche Bank AG	EUR	13,408	14,742,096	15,376,122	(634,026)
Expiring 01/13/17	Deutsche Bank AG	EUR	3,000	3,306,450	3,449,426	(142,976)
Expiring 01/27/17	Goldman Sachs & Co.	EUR	1,087	1,192,863	1,250,555	(57,692)
Expiring 01/31/17	Hong Kong & Shanghai Bank	EUR	5,863	6,470,171	6,746,331	(276,160)
Expiring 02/03/17	Deutsche Bank AG	EUR	3,720	4,104,351	4,280,948	(176,597)
Expiring 02/09/17	Goldman Sachs & Co.	EUR	4,160	4,695,808	4,788,467	(92,659)
Japanese Yen,
Expiring 04/07/16	JPMorgan Chase	JPY	305,450	2,550,049	2,714,607	(164,558)
Expiring 05/18/16	Bank of America	JPY	327,434	2,675,138	2,913,367	(238,229)
Expiring 05/18/16	Citigroup Global Markets	JPY	327,457	2,769,427	2,913,571	(144,144)
Expiring 05/19/16	Bank of America	JPY	326,957	2,749,060	2,909,193	(160,133)
Expiring 05/19/16	Barclays Capital Group	JPY	327,845	2,755,926	2,917,096	(161,170)
Expiring 05/19/16	Hong Kong & Shanghai Bank	JPY	328,108	2,771,535	2,919,438	(147,903)
Expiring 06/03/16	Deutsche Bank AG	JPY	2,546,463	20,653,413	22,667,678	(2,014,265)
Expiring 06/03/16	JPMorgan Chase	JPY	1,091,053	8,870,206	9,712,155	(841,949)
Expiring 06/08/16	Citigroup Global Markets	JPY	172,800	1,402,646	1,538,495	(135,849)
Expiring 06/09/16	Hong Kong & Shanghai Bank	JPY	258,800	2,108,093	2,304,270	(196,177)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/10/16	Barclays Capital Group	JPY	230,430	$ 1,855,673	$ 2,051,751	$ (196,078)
Expiring 06/10/16	Citigroup Global Markets	JPY	339,920	2,739,633	3,026,651	(287,018)
Expiring 06/10/16	Hong Kong & Shanghai Bank	JPY	245,410	1,979,672	2,185,133	(205,461)
Expiring 06/13/16	Deutsche Bank AG	JPY	81,300	660,192	723,979	(63,787)
Expiring 06/13/16	JPMorgan Chase	JPY	227,370	1,844,540	2,024,736	(180,196)
Expiring 06/16/16	Hong Kong & Shanghai Bank	JPY	322,540	2,690,075	2,872,556	(182,481)
Expiring 06/16/16	JPMorgan Chase	JPY	95,900	781,533	854,090	(72,557)
Expiring 06/20/16	Citigroup Global Markets	JPY	219,010	1,807,476	1,950,811	(143,335)
Expiring 06/22/16	Deutsche Bank AG	JPY	322,610	2,640,016	2,873,837	(233,821)
Expiring 07/07/16	JPMorgan Chase	JPY	305,450	2,556,046	2,722,482	(166,436)
Expiring 07/15/16	Barclays Capital Group	JPY	347,950	2,960,269	3,102,174	(141,905)
Expiring 07/15/16	JPMorgan Chase	JPY	226,190	1,922,665	2,016,614	(93,949)
Expiring 07/25/16	Citigroup Global Markets	JPY	133,855	1,088,270	1,193,822	(105,552)
Expiring 07/25/16	JPMorgan Chase	JPY	206,000	1,674,524	1,837,266	(162,742)
Expiring 09/09/16	Barclays Capital Group	JPY	215,933	1,912,963	1,929,042	(16,079)
Expiring 09/20/16	Barclays Capital Group	JPY	140,390	1,162,265	1,254,671	(92,406)
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,063,367	10,720,280	(656,913)
Expiring 10/07/16	JPMorgan Chase	JPY	305,450	2,563,661	2,731,722	(168,061)
Expiring 10/11/16	Hong Kong & Shanghai Bank	JPY	607,600	5,112,972	5,434,900	(321,928)
Expiring 10/13/16	Barclays Capital Group	JPY	307,600	2,589,117	2,751,686	(162,569)
Expiring 10/13/16	Deutsche Bank AG	JPY	303,400	2,554,517	2,714,114	(159,597)
Expiring 11/09/16	JPMorgan Chase	JPY	505,988	4,199,944	4,531,855	(331,911)
Expiring 01/10/17	Goldman Sachs & Co.	JPY	99,910	852,795	897,322	(44,527)
Expiring 01/10/17	JPMorgan Chase	JPY	305,450	2,597,563	2,743,337	(145,774)
Expiring 01/27/17	JPMorgan Chase	JPY	71,800	612,947	645,348	(32,401)
Expiring 02/08/17	JPMorgan Chase	JPY	319,300	2,758,972	2,871,455	(112,483)
Expiring 02/08/17	Standard Chartered PLC	JPY	319,400	2,765,799	2,872,354	(106,555)
Expiring 02/09/17	Barclays Capital Group	JPY	319,440	2,769,911	2,872,843	(102,932)
Expiring 02/09/17	JPMorgan Chase	JPY	320,140	2,769,281	2,879,138	(109,857)
Mexican Peso,
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,552,246	14,910,810	1,641,436
Philippine Peso,
Expiring 06/27/16	JPMorgan Chase	PHP	64,880	1,348,436	1,402,275	(53,839)
Expiring 06/29/16	Deutsche Bank AG	PHP	184,164	3,827,171	3,979,977	(152,806)
Expiring 06/29/16	JPMorgan Chase	PHP	22,640	470,500	489,275	(18,775)
South Korean Won,
Expiring 05/02/16	Hong Kong & Shanghai Bank	KRW	748,000	603,791	653,523	(49,732)
Expiring 05/12/16	Citigroup Global Markets	KRW	2,497,000	2,078,504	2,180,977	(102,473)
Expiring 05/16/16	Citigroup Global Markets	KRW	1,570,000	1,297,950	1,371,139	(73,189)
Expiring 05/16/16	Citigroup Global Markets	KRW	625,000	519,621	545,836	(26,215)
Expiring 05/31/16	Hong Kong & Shanghai Bank	KRW	525,000	424,086	458,305	(34,219)
Expiring 06/02/16	Hong Kong & Shanghai Bank	KRW	1,495,000	1,207,219	1,305,021	(97,802)
Expiring 06/07/16	Goldman Sachs & Co.	KRW	2,198,000	1,776,779	1,918,478	(141,699)
Expiring 06/16/16	Citigroup Global Markets	KRW	1,868,000	1,535,553	1,630,124	(94,571)
Expiring 06/21/16	JPMorgan Chase	KRW	21,000,000	17,073,865	18,323,808	(1,249,943)
Expiring 07/19/16	JPMorgan Chase	KRW	21,000,000	16,951,889	18,314,752	(1,362,863)
Expiring 09/19/16	Citigroup Global Markets	KRW	2,490,000	2,054,964	2,169,456	(114,492)
Expiring 09/19/16	Hong Kong & Shanghai Bank	KRW	5,092,000	4,171,035	4,436,493	(265,458)

				$356,647,750	$372,824,880	(16,177,130)

						$(12,931,208)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
09/30/16	Buy	KRW	1,197,610	EUR	912	$ (444)	Hong Kong & Shanghai Bank
04/15/16	Buy	MYR	12,170	EUR	2,551	211,881	Hong Kong & Shanghai Bank
07/08/16	Buy	MYR	8,872	EUR	1,868	123,672	JPMorgan Chase
07/19/16	Buy	MYR	34,112	EUR	7,059	608,305	JPMorgan Chase

						$943,414

(1) The	amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized (Depreciation)(2)(3)
Centrally cleared swap agreements:
16,160	01/22/25	1.914%	3 month LIBOR(1)	$ —	$ (521,985)	$ (521,985)
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	(748,560)	(748,560)
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	(442,977)	(442,977)
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	(101,342)	(101,342)
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	(86,566)	(86,566)
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	(92,938)	(92,938)
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	(47,338)	(47,338)
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	(48,256)	(48,256)
14,690	07/02/25	2.449%	3 month LIBOR(1)	—	(1,177,460)	(1,177,460)
8,150	03/31/44	3.489%	3 month LIBOR(1)	—	(2,443,505)	(2,443,505)

				$ —	$(5,710,927)	$(5,710,927)

(1)  Portfolio pays the fixed rate and receives the floating rate.

(2) Cash of $1,833,248 and $2,927,928 has been segregated with Deutesche Bank and JPMorgan Chase, respectively, to cover requirements for open centrally cleared interest rate swap contracts as of March 31, 2016.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$ —	$150,138,112	$ —
Sovereign Issues	—	38,937,721	—
Foreign Treasury Bills	—	48,957,924	—
U.S. Government Agency Obligation	—	62,104,000	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(12,931,208)	—
OTC Cross Currency Exchange Contracts	—	943,414	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,710,927)	—

Total	$ —	$282,439,036	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows:

Foreign Bonds	44.6%
U.S. Government Agency Obligation	18.5
Foreign Treasury Bills	14.6
Sovereign Issues	11.6

89.3
Other assets in excess of liabilities	10.7

100%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.2%
COMMON STOCKS
Aerospace & Defense — 2.2%
Cobham PLC (United Kingdom)	316,102	$984,349
Cubic Corp.	79,205	3,165,032
Honeywell International, Inc.	103,518	11,599,192
Lockheed Martin Corp.	32,828	7,271,402
QinetiQ Group PLC (United Kingdom)	338,896	1,108,174
Raytheon Co.	10,151	1,244,817
United Technologies Corp.	185,781	18,596,678

		43,969,644

Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	85,473	2,372,212
Forward Air Corp.	36,260	1,643,303
United Parcel Service, Inc. (Class B Stock)	122,736	12,944,966

		16,960,481

Airlines — 0.1%
American Airlines Group, Inc.	36,557	1,499,203

Auto Components — 0.1%
Delphi Automotive PLC (United Kingdom)	16,304	1,223,126
Toyota Industries Corp. (Japan)	12,600	565,865

		1,788,991

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	89,637	4,601,067

Banks — 5.9%
Alpha Bank AE (Greece)*	352,336	776,685
Bank of America Corp.	101,551	1,372,970
Bank of Ireland (Ireland)*	2,529,944	731,758
BNP Paribas SA (France)	40,777	2,048,665
CaixaBank SA (Spain)	1,050,669	3,096,928
Caixabank SA (Spain)*	12,868	37,929
China Construction Bank Corp. (China) (Class H Stock)	3,473,000	2,223,257
Citigroup, Inc.	47,411	1,979,409
Citizens Financial Group, Inc.	62,077	1,300,513
Cullen/Frost Bankers, Inc.(a)	13,854	763,494
Eurobank Ergasias SA (Greece)*	784,500	685,399
First Citizens BancShares, Inc. (Class A Stock)	7,282	1,828,292
First Midwest Bancorp, Inc.	153,950	2,774,179
First Niagara Financial Group, Inc.	223,060	2,159,221
First Republic Bank	51,382	3,424,096
Great Western Bancorp, Inc.	93,960	2,562,289
Hancock Holding Co.	97,650	2,242,044
HDFC Bank Ltd. (India)	150,142	2,433,659
HSBC Holdings PLC (United Kingdom), (QMTF)	204,000	1,268,665
International Bancshares Corp.	100,191	2,470,710
JPMorgan Chase & Co.	290,078	17,178,419
M&T Bank Corp.	116,643	12,947,373
MB Financial, Inc.	92,500	3,001,625
Mitsubishi UFJ Financial Group, Inc. (Japan)	207,900	963,327
Nordea Bank AB (Sweden)	279,726	2,683,105
PNC Financial Services Group, Inc. (The)	364,848	30,855,195
Sberbank of Russia PJSC (Russia)*	1,223,291	2,000,215
Webster Financial Corp.(a)	93,885	3,370,471
Wells Fargo & Co.	249,856	12,083,036

		121,262,928

	Shares	Value
COMMON STOCKS (Continued)
Beverages — 1.5%
C&C Group PLC (Ireland)	986,614	$4,451,356
Coca-Cola Co. (The)	277,998	12,896,327
Monster Beverage Corp.*(a)	16,927	2,257,723
PepsiCo, Inc.	113,898	11,672,267

		31,277,673

Building Products — 1.0%
Cie de Saint-Gobain (France)	91,994	4,040,773
Fortune Brands Home & Security, Inc.(a)	89,972	5,042,031
Lennox International, Inc.	61,959	8,376,237
Owens Corning	24,785	1,171,835
Tyman PLC (United Kingdom)	655,213	2,787,850

		21,418,726

Capital Markets — 1.5%
Ares Capital Corp.	121,475	1,802,689
BlackRock, Inc.	62,983	21,450,120
EFG International AG (Switzerland)*	165,279	945,385
Henderson Group PLC (United Kingdom)	747,225	2,764,033
SEI Investments Co.	32,104	1,382,077
Solar Capital Ltd.	73,163	1,264,257
UBS Group AG (Switzerland)	121,204	1,949,692

		31,558,253

Chemicals — 1.4%
Agrium, Inc. (Canada), NYSE(a)	28,180	2,488,012
Agrium, Inc. (Canada), TSX(a)	15,762	1,391,668
Akzo Nobel NV (Netherlands)	18,228	1,242,550
E.I. du Pont de Nemours & Co.	26,565	1,682,096
Methanex Corp. (Canada)	35,476	1,139,489
Platform Specialty Products Corp.*(a)	253,850	2,183,110
Praxair, Inc.	90,160	10,318,812
Sensient Technologies Corp.	47,875	3,038,147
Sherwin-Williams Co. (The)	13,908	3,959,190
Shin-Etsu Chemical Co. Ltd. (Japan)	21,100	1,089,772

		28,532,846

Commercial Services & Supplies — 1.7%
ACCO Brands Corp.*	291,755	2,619,960
Cintas Corp.	11,764	1,056,525
Clean Harbors, Inc.*(a)	193,489	9,546,747
Essendant, Inc.	113,845	3,635,071
G&K Services, Inc. (Class A Stock)	59,435	4,353,614
Matthews International Corp. (Class A Stock)	58,555	3,013,826
Steelcase, Inc. (Class A Stock)	116,300	1,735,196
UniFirst Corp.	43,596	4,757,196
Waste Connections, Inc.	69,877	4,513,355

		35,231,490

Communications Equipment — 1.4%
Cisco Systems, Inc.	557,448	15,870,545
Motorola Solutions, Inc.(a)	160,736	12,167,715

		28,038,260

Construction & Engineering — 0.2%
Ellaktor SA (Greece)*	191,146	273,726
Fomento de Construcciones y Contratas SA (Spain)*(a)	142,359	1,229,255
Primoris Services Corp.(a)	109,630	2,664,009

		4,166,990

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Construction Materials — 0.6%
BRAAS Monier Building Group SA (Germany)	35,733	$961,625
Buzzi Unicem SpA (Italy)	220,618	3,803,161
CRH PLC (Ireland)	136,168	3,841,787
LafargeHolcim Ltd. (Switzerland)*	56,252	2,641,574

		11,248,147

Consumer Finance — 0.5%
American Express Co.	167,559	10,288,123

Containers & Packaging — 2.0%
AptarGroup, Inc.	11,235	880,936
Ball Corp.(a)	138,878	9,900,613
Graphic Packaging Holding Co.	604,128	7,763,045
Greif, Inc. (Class A Stock)	84,870	2,779,493
International Paper Co.	136,252	5,591,782
Packaging Corp. of America	19,922	1,203,289
RPC Group PLC (United Kingdom)	486,389	5,298,025
Silgan Holdings, Inc.	57,190	3,040,792
Smurfit Kappa Group PLC (Ireland)	28,369	729,752
Vidrala SA (Spain)	58,038	3,417,652

		40,605,379

Diversified Consumer Services — 0.6%
Dignity PLC (United Kingdom)	154,057	5,474,379
Kroton Educacional SA (Brazil)	663,944	2,119,805
New Oriental Education & Technology Group, Inc. (China), ADR	125,762	4,350,108

		11,944,292

Diversified Financial Services — 1.3%
Ackermans & van Haaren NV (Belgium)	22,509	3,189,461
Berkshire Hathaway, Inc. (Class B Stock)*	38,635	5,481,534
Cerved Information Solutions SpA (Italy)*	267,164	2,195,664
FactSet Research Systems, Inc.	32,338	4,900,177
Intercontinental Exchange, Inc.	20,226	4,755,942
Moody’s Corp.(a)	16,271	1,571,128
MSCI, Inc.	57,907	4,289,751

		26,383,657

Diversified Telecommunication Services — 1.7%
Hellenic Telecommunications Organization SA (Greece)	225,445	2,029,140
Nippon Telegraph & Telephone Corp. (Japan)	371,135	16,032,107
Telecom Italia SpA (Italy)*(a)	2,415,994	2,604,012
Telenor ASA (Norway)	172,955	2,796,521
Verizon Communications, Inc.	198,996	10,761,704

		34,223,484

Electric Utilities — 1.7%
Avangrid, Inc.	154,966	6,215,686
Edison International	35,524	2,553,820
NextEra Energy, Inc.	99,828	11,813,646
Power Assets Holdings Ltd. (Hong Kong)	1,271,341	13,011,678
Westar Energy, Inc.	29,325	1,454,813

		35,049,643

Electrical Equipment — 1.3%
Babcock & Wilcox Enterprises, Inc.*	113,750	2,434,250
Eaton Corp. PLC	249,176	15,588,451
Legrand SA (France)	34,385	1,921,920
Schneider Electric SE (France)	49,998	3,150,905

Shares		Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Thermon Group Holdings, Inc.*	162,394	$2,851,639

		25,947,165

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	55,874	2,475,218
Belden, Inc.	77,505	4,757,257
Coherent, Inc.*	24,765	2,275,903
CTS Corp.	103,520	1,629,405
Keysight Technologies, Inc.*	92,140	2,555,964
ScanSource, Inc.*	84,240	3,401,611

		17,095,358

Energy Equipment & Services — 0.2%
Era Group, Inc.*	67,800	635,964
Schlumberger Ltd.(a)	21,201	1,563,574
SEACOR Holdings, Inc.*(a)	47,490	2,585,831

		4,785,369

Food & Staples Retailing — 0.9%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	22,925	1,020,262
Costco Wholesale Corp.	83,943	13,227,738
Tsuruha Holdings, Inc. (Japan)	29,640	2,915,218
Wal-Mart Stores, Inc.	18,679	1,279,325

		18,442,543

Food Products — 2.2%
Cranswick PLC (United Kingdom)	283,991	8,700,095
Ebro Foods SA (Spain)(a)	92,823	2,023,089
Greencore Group PLC (Ireland)	1,811,105	9,737,248
Hershey Co. (The)	46,151	4,250,046
Ingredion, Inc.	50,578	5,401,225
Mondelez International, Inc. (Class A Stock)	122,695	4,922,523
Nomad Foods Ltd. (United Kingdom)*	147,333	1,327,470
Pinnacle Foods, Inc.	69,079	3,086,450
Post Holdings, Inc.*(a)	71,439	4,912,860

		44,361,006

Gas Utilities — 1.3%
Atmos Energy Corp.	21,340	1,584,708
China Resources Gas Group Ltd. (China)	489,000	1,396,599
Gas Natural SDG SA (Spain)	127,254	2,569,100
Laclede Group, Inc. (The)	36,725	2,488,119
New Jersey Resources Corp.	32,930	1,199,640
UGI Corp.	348,036	14,022,370
WGL Holdings, Inc.	38,530	2,788,416

		26,048,952

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	49,272	2,024,094
Becton, Dickinson and Co.	24,804	3,765,743
DexCom, Inc.*	31,806	2,159,945
Haemonetics Corp.*	82,200	2,875,356
Hologic, Inc.*	111,796	3,856,962
ICU Medical, Inc.*	15,000	1,561,500
Intuitive Surgical, Inc.*	2,833	1,702,775
Medtronic PLC	134,392	10,079,400
Steris PLC	89,012	6,324,303
Zimmer Biomet Holdings, Inc.	16,386	1,747,239

		36,097,317

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	38,697	$2,132,592
Amsurg Corp.*	21,055	1,570,703
Cardinal Health, Inc.	106,269	8,708,745
Laboratory Corp. of America Holdings*	41,859	4,902,945
Quest Diagnostics, Inc.(a)	46,755	3,340,645
UnitedHealth Group, Inc.	55,821	7,195,327

		27,850,957

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	258,780	3,418,484

Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.*(a)	7,909	3,724,902
International Speedway Corp. (Class A Stock)	11,980	442,182
Las Vegas Sands Corp.	96,725	4,998,748
McDonald’s Corp.	69,943	8,790,436
OPAP SA (Greece)	143,272	1,003,080
Panera Bread Co. (Class A Stock)*(a)	17,853	3,656,830
Sands China Ltd. (Hong Kong)	280,800	1,146,341
Wynn Macau Ltd. (Macau)*	859,200	1,328,678

		25,091,197

Household Durables — 1.1%
Helen of Troy Ltd.*	22,150	2,296,733
Newell Rubbermaid, Inc.(a)	50,615	2,241,738
NVR, Inc.*	6,985	12,100,814
Persimmon PLC (United Kingdom)	79,936	2,388,580
PulteGroup, Inc.	206,280	3,859,499

		22,887,364

Household Products — 0.7%
Colgate-Palmolive Co.	190,391	13,451,124
Procter & Gamble Co. (The)	15,531	1,278,357

		14,729,481

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	305,000	225,712
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	1,402,000	327,243
NTPC Ltd. (India)	484,010	941,397

		1,494,352

Industrial Conglomerates — 0.9%
3M Co.	66,130	11,019,242
Carlisle Cos., Inc.	24,255	2,413,373
Nava Bharat Ventures Ltd. (India)	235,677	574,045
Rheinmetall AG (Germany)	17,219	1,373,014
Siemens AG (Germany)	25,881	2,737,200

		18,116,874

Insurance — 6.3%
Alleghany Corp.*	13,583	6,739,885
American International Group, Inc.	131,735	7,120,277
Assicurazioni Generali SpA (Italy)	153,789	2,276,554
Assured Guaranty Ltd.	59,185	1,497,381
CHUBB Ltd.	203,928	24,298,021
CNO Financial Group, Inc.	144,306	2,585,964
Delta Lloyd NV (Netherlands)*(a)	134,860	625,118
Fairfax Financial Holdings Ltd. (Canada)	22,112	12,378,804
FNF Group	133,852	4,537,583
Markel Corp.*	13,266	11,827,568

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	219,522	$13,344,742
MetLife, Inc.	215,380	9,463,797
Primerica, Inc.(a)	90,124	4,013,222
Reinsurance Group of America, Inc.	40,020	3,851,925
T&D Holdings, Inc. (Japan)	76,000	709,919
Torchmark Corp.	78,602	4,257,084
White Mountains Insurance Group Ltd.	8,831	7,087,761
Willis Towers Watson PLC(a)	64,314	7,631,499
Zurich Insurance Group AG (Switzerland)*	20,564	4,769,026

		129,016,130

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	7,895	4,686,788
HSN, Inc.	41,429	2,167,151
Liberty Interactive Corp. QVC Group (Class A Stock)*	161,595	4,080,274
Priceline Group, Inc. (The)*	3,263	4,205,876

		15,140,089

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	61,216	4,837,900
Alphabet, Inc. (Class C Stock)*	9,223	6,870,674
Baidu, Inc. (China), ADR*	12,182	2,325,300
ChinaCache International Holdings Ltd. (China), ADR*	36,210	285,697
CoStar Group, Inc.*	22,267	4,189,981
Facebook, Inc. (Class A Stock)*	42,465	4,845,257
NAVER Corp. (South Korea)	2,518	1,403,206
Tencent Holdings Ltd. (China)	197,804	4,043,978
United Internet AG (Germany)	62,498	3,131,343
Yandex NV (Russia)*	164,595	2,521,595

		34,454,931

IT Services — 1.6%
Accenture PLC (Class A Stock)	105,851	12,215,205
Automatic Data Processing, Inc.(a)	127,990	11,481,983
Booz Allen Hamilton Holding Corp.	91,546	2,772,013
Fidelity National Information Services, Inc.	67,556	4,276,970
Forrester Research, Inc.	65,390	2,197,758

		32,943,929

Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.*	45,375	3,445,777

Machinery — 1.9%
Albany International Corp. (Class A Stock)	91,615	3,443,808
Allison Transmission Holdings, Inc.	178,025	4,803,115
Caterpillar, Inc.(a)	34,222	2,619,352
CIRCOR International, Inc.	43,960	2,039,304
Deere & Co.	16,128	1,241,695
ESCO Technologies, Inc.	58,370	2,275,263
Hino Motors Ltd. (Japan)	86,700	936,849
IDEX Corp.	73,762	6,113,395
Luxfer Holdings PLC (United Kingdom), ADR	172,295	1,828,050
Middleby Corp. (The)*	18,300	1,953,891
Mueller Industries, Inc.	130,010	3,824,894
PACCAR, Inc.	91,361	4,996,533
Trimas Corp.*	189,420	3,318,638

		39,394,787

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,320,713	$8,172,768

Media — 0.7%
Comcast Corp. (Class A Stock)	65,244	3,985,104
DISH Network Corp. (Class A Stock)*	64,233	2,971,419
SES SA (Luxembourg)	101,333	2,964,489
Sky PLC (United Kingdom)	254,036	3,732,933
Wolters Kluwer NV (Netherlands)	40,319	1,607,019

		15,260,964

Metals & Mining — 0.2%
BHP Billiton Ltd. (Australia), ADR	34,372	890,235
Franco-Nevada Corp. (Canada)	7,466	458,263
Goldcorp, Inc. (Canada)	30,229	490,617
Rio Tinto PLC (United Kingdom), ADR	31,196	881,911
Silver Wheaton Corp. (Canada)	19,000	315,020

		3,036,046

Multiline Retail — 0.2%
Dollar General Corp.	26,218	2,244,261
Fred’s, Inc. (Class A Stock)(a)	158,910	2,369,348

		4,613,609

Multi-Utilities — 1.2%
Centrica PLC (United Kingdom)	852,883	2,786,243
Dominion Resources, Inc.	187,021	14,049,018
National Grid PLC (United Kingdom)	306,210	4,332,662
PG&E Corp.	53,788	3,212,219

		24,380,142

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	19,609	913,191
Cabot Oil & Gas Corp.	77,079	1,750,464
Canadian Natural Resources Ltd. (Canada), (NYSE)(a)	44,895	1,212,165
Chevron Corp.	146,381	13,964,747
Concho Resources, Inc.*	4,313	435,786
Diamondback Energy, Inc.*(a)	35,284	2,723,219
Dorian LPG Ltd.*(a)	143,770	1,351,438
EOG Resources, Inc.	38,751	2,812,548
Hess Corp.	13,229	696,507
Imperial Oil Ltd. (Canada)	262,038	8,752,069
Marathon Oil Corp.	171,941	1,915,423
Newfield Exploration Co.*	12,800	425,600
Occidental Petroleum Corp.	153,138	10,479,233
Pioneer Natural Resources Co.(a)	40,854	5,749,792
QEP Resources, Inc.	12,200	172,142
Raging River Exploration, Inc. (Canada)*	55,200	385,922
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	123,521	3,005,846
RSP Permian, Inc.*(a)	115,430	3,352,087
Scorpio Tankers, Inc. (Monaco)	380,560	2,218,665
Suncor Energy, Inc. (Canada)	540,863	15,041,400
Total SA (France)	59,869	2,724,126
TransCanada Corp. (Canada)(a)	67,048	2,635,657
TransCanada Corp. (Canada), Sub. Receipt*^	31,300	1,144,412
World Fuel Services Corp.	95,483	4,638,564

		88,501,003

Paper & Forest Products — 0.3%
Deltic Timber Corp.(a)	40,865	2,458,030

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
KapStone Paper and Packaging Corp.	207,587	$2,875,080

		5,333,110

Personal Products — 0.1%
LG Household & Health Care Ltd. (South Korea)	3,075	2,542,587

Pharmaceuticals — 5.7%
Allergan PLC*	13,605	3,646,548
AstraZeneca PLC (United Kingdom)	123,459	6,892,919
Bristol-Myers Squibb Co.	480,488	30,693,573
Eisai Co. Ltd. (Japan)	106,864	6,424,849
Johnson & Johnson	200,283	21,670,621
Merck & Co., Inc.	564,545	29,870,076
Mylan NV*(a)	71,030	3,292,241
Ono Pharmaceutical Co. Ltd. (Japan)(a)	108,420	4,586,456
Phibro Animal Health Corp. (Class A Stock)	46,330	1,252,763
Roche Holding AG (Switzerland)	21,926	5,383,716
UCB SA (Belgium)	20,811	1,588,615
Zoetis, Inc.	29,000	1,285,570

		116,587,947

Professional Services — 0.4%
FTI Consulting, Inc.*	108,070	3,837,566
Huron Consulting Group, Inc.*	34,050	1,981,369
Mistras Group, Inc.*	122,330	3,030,114

		8,849,049

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	90,872	9,302,567
Corporate Office Properties Trust	81,720	2,144,333
DiamondRock Hospitality Co.(a)	149,180	1,509,702
Education Realty Trust, Inc.	52,720	2,193,152
Equinix, Inc.	9,468	3,131,162
Equity Lifestyle Properties, Inc.	45,735	3,326,307
Grivalia Properties REIC AE (Greece)	301,132	2,512,056
Hibernia REIT PLC (Ireland)	915,695	1,356,647
ICADE (France)	29,146	2,227,367
Intu Properties PLC (United Kingdom)	267,491	1,199,390
Kite Realty Group Trust	62,855	1,741,712
Mid-America Apartment Communities, Inc.	26,115	2,669,214
STORE Capital Corp.	48,633	1,258,622
Summit Hotel Properties, Inc.	156,221	1,869,965
Weyerhaeuser Co.	145,816	4,517,380

		40,959,576

Real Estate Management & Development — 0.9%
Castellum AB (Sweden)	144,232	2,289,688
Daito Trust Construction Co. Ltd. (Japan)	49,816	7,065,718
Realogy Holdings Corp.*	89,220	3,221,734
Vonovia SE (Germany)	134,776	4,838,583

		17,415,723

Real Estate Services — 0.4%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	466,983	7,836,601

Road & Rail — 2.4%
AMERCO	9,556	3,414,454
Canadian National Railway Co. (Canada)	250,880	15,677,706
DSV A/S (Denmark)	78,739	3,275,089
Genesee & Wyoming, Inc. (Class A Stock)*	121,472	7,616,294
Kansas City Southern(a)	33,358	2,850,441

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	214,289	$17,046,690

		49,880,674

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	107,391	2,274,541
Intel Corp.	445,314	14,405,908
Lam Research Corp.(a)	28,804	2,379,210
Maxim Integrated Products, Inc.	231,106	8,500,079
QUALCOMM, Inc.	80,079	4,095,240
Skyworks Solutions, Inc.	7,200	560,880

		32,215,858

Software — 2.9%
Descartes Systems Group, Inc. (The) (Canada)*	36,750	715,334
Microsoft Corp.	738,696	40,798,180
Oracle Corp.	22,680	927,839
SS&C Technologies Holdings, Inc.	88,406	5,606,708
Verint Systems, Inc.*	92,924	3,101,803
Workday, Inc. (Class A Stock)*(a)	71,474	5,492,062
Xura, Inc.*	119,141	2,343,503

		58,985,429

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	83,533	13,393,681
Ascena Retail Group, Inc.*	213,925	2,366,011
AutoZone, Inc.*	6,552	5,219,913
CarMax, Inc.*(a)	17,789	909,018
Cato Corp. (The) (Class A Stock)	76,210	2,937,895
CST Brands, Inc.	79,610	3,048,267
DSW, Inc. (Class A Stock)	73,120	2,021,037
Home Depot, Inc. (The)	89,998	12,008,433
Lowe’s Cos., Inc.	114,782	8,694,737
Rent-A-Center, Inc.(a)	64,501	1,022,341
Ross Stores, Inc.	19,189	1,111,043
Stage Stores, Inc.(a)	164,605	1,326,716
Tiffany & Co.(a)	20,934	1,536,137
TJX Cos., Inc. (The)	165,911	12,999,127
Urban Outfitters, Inc.*	74,514	2,465,668

		71,060,024

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	7,314	797,153
Diebold, Inc.(a)	93,960	2,716,384
Western Digital Corp.(a)	25,452	1,202,352

		4,715,889

Textiles, Apparel & Luxury Goods — 0.9%
Brunello Cucinelli SpA (Italy)	80,572	1,525,606
Crocs, Inc.*	305,957	2,943,306
NIKE, Inc. (Class B Stock)	141,324	8,687,186
Samsonite International SA	915,300	3,067,774
VF Corp.	36,264	2,348,457

		18,572,329

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	215,190	2,907,217

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	365,807	21,390,843

Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)*	34,207	1,325,863

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.	145,771	$7,142,779
GATX Corp.(a)	58,140	2,761,650
MSC Industrial Direct Co., Inc. (Class A Stock)	67,374	5,141,310

		16,371,602

Transportation Infrastructure — 0.3%
Groupe Eurotunnel SE (France)	107,593	1,204,570
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,098,000	4,172,014

		5,376,584

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	3,353,370	4,240,223

Wireless Telecommunication Services — 0.6%
KDDI Corp. (Japan)	169,925	4,533,732
Millicom International Cellular SA (Luxembourg), SDR	56,887	3,103,162
NTT DoCoMo, Inc. (Japan)	180,600	4,105,294
SoftBank Group Corp. (Japan)	24,640	1,178,532

		12,920,720

TOTAL COMMON STOCKS (cost $1,606,624,215)		1,722,937,856

	Units
RIGHTS*(l)
Insurance
Delta Lloyd NV (Netherlands), expiring 04/07/16 (cost $689,997)	134,860	187,372

TOTAL LONG-TERM INVESTMENTS (cost $1,607,314,212)		1,723,125,228

SHORT-TERM INVESTMENTS — 23.1%
AFFILIATED MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $99,371,670; includes $99,385,328 of cash collateral for securities on loan)(b)(w)	99,371,670	99,371,670

UNAFFILIATED MUTUAL FUND — 16.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $336,375,838)	336,375,838	336,375,838

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED*(l) —1.8%
Put Options
S&P 500 Index,
expiring 06/21/16, Strike Price $1,900.00	535	$9,576,500
expiring 12/21/16, Strike Price $1,875.00	425	26,775,000

TOTAL OPTIONS PURCHASED (cost $81,209,191)		36,351,500

TOTAL SHORT-TERM INVESTMENTS (cost $516,956,699)		472,099,008

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.3% (cost $2,124,270,911)		2,195,224,236

OPTIONS WRITTEN*(l) — (1.0)%
Put Options
S&P 500 Index,
expiring 06/22/16, Strike Price $1,700.00	535	(2,594,750)
expiring 12/21/16, Strike Price $1,775.00	425	(18,700,000)

TOTAL OPTIONS WRITTEN (premiums received $51,543,309)		(21,294,750)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.3% (cost $2,072,727,602)	$2,173,929,486
Liabilities in excess of other assets(z) — (6.3)%	(129,021,330)

NET ASSETS — 100.0%	$2,044,908,156

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities $1,144,412 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,127,566; cash collateral of $99,371,670 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Sale Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contract:
Euro,
Expiring 06/15/16		EUR	3,649	$ 4,097,316	$ 4,162,203	$ (64,887)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$41,877,121	$2,092,523	$—
Air Freight & Logistics	14,588,269	2,372,212	—
Airlines	1,499,203	—	—
Auto Components	1,223,126	565,865	—
Automobiles	4,601,067	—	—
Banks	102,313,336	18,949,592	—
Beverages	26,826,317	4,451,356	—
Building Products	17,377,953	4,040,773	—
Capital Markets	26,844,528	4,713,725	—
Chemicals	26,200,524	2,332,322	—
Commercial Services & Supplies	35,231,490	—	—
Communications Equipment	28,038,260	—	—
Construction & Engineering	2,664,009	1,502,981	—
Construction Materials	961,625	10,286,522	—
Consumer Finance	10,288,123	—	—
Containers & Packaging	34,577,602	6,027,777	—
Diversified Consumer Services	6,469,913	5,474,379	—
Diversified Financial Services	20,998,532	5,385,125	—
Diversified Telecommunication Services	10,761,704	23,461,780	—
Electric Utilities	22,037,965	13,011,678	—
Electrical Equipment	20,874,340	5,072,825	—
Electronic Equipment, Instruments & Components	17,095,358	—	—
Energy Equipment & Services	4,785,369	—	—
Food & Staples Retailing	15,527,325	2,915,218	—
Food Products	32,600,669	11,760,337	—
Gas Utilities	22,083,253	3,965,699	—
Health Care Equipment & Supplies	36,097,317	—	—
Health Care Providers & Services	27,850,957	—	—
Health Care Technology	3,418,484	—	—
Hotels, Restaurants & Leisure	21,613,098	3,478,099	—
Household Durables	20,498,784	2,388,580	—
Household Products	14,729,481	—	—
Independent Power & Renewable Electricity Producers	—	1,494,352	—
Industrial Conglomerates	14,006,660	4,110,214	—
Insurance	120,635,513	8,380,617	—
Internet & Catalog Retail	15,140,089	—	—
Internet Software & Services	25,876,404	8,578,527	—
IT Services	32,943,929	—	—
Life Sciences Tools & Services	3,445,777	—	—
Machinery	38,457,938	936,849	—
Marine	—	8,172,768	—
Media	6,956,523	8,304,441	—
Metals & Mining	3,036,046	—	—
Multiline Retail	4,613,609	—	—
Multi-Utilities	17,261,237	7,118,905	—
Oil, Gas & Consumable Fuels	81,626,619	5,729,972	1,144,412
Paper & Forest Products	5,333,110	—	—
Personal Products	—	2,542,587	—
Pharmaceuticals	91,711,392	24,876,555	—
Professional Services	8,849,049	—	—
Real Estate Investment Trusts (REITs)	35,020,763	5,938,813	—
Real Estate Management & Development	3,221,734	14,193,989	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Services	$—	$7,836,601	$—
Road & Rail	46,605,585	3,275,089	—
Semiconductors & Semiconductor Equipment	32,215,858	—	—
Software	58,985,429	—	—
Specialty Retail	71,060,024	—	—
Technology Hardware, Storage & Peripherals	4,715,889	—	—
Textiles, Apparel & Luxury Goods	18,572,329	—	—
Thrifts & Mortgage Finance	2,907,217	—	—
Tobacco	—	21,390,843	—
Trading Companies & Distributors	16,371,602	—	—
Transportation Infrastructure	—	5,376,584	—
Water Utilities	—	4,240,223	—
Wireless Telecommunication Services	—	12,920,720	—
Rights
Insurance	187,372	—	—
Affiliated Mutual Fund	99,371,670	—	—
Unaffiliated Mutual Fund	336,375,838	—	—
Options Purchased	36,351,500	—	—
Options Written	(21,294,750)	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(64,887)	—

Total	$1,883,117,057	$289,603,130	$1,144,412

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 61.0%
COMMON STOCKS — 44.6%
Australia — 0.1%
Karoon Gas Australia Ltd.*	8,206	$7,866

Bermuda — 0.1%
Golar LNG Ltd.*	1,196	21,492

Canada — 0.3%
Goldcorp, Inc.	315	5,112
IAMGOLD Corp.*	3,986	8,809
Methanex Corp.	120	3,854
Norbord, Inc.	675	13,430
Novagold Resources, Inc.*	2,036	10,261
Suncor Energy, Inc.	230	6,396

		47,862

China — 0.1%
Ctrip.com International Ltd., ADR*	449	19,873

Israel — 0.1%
Mellanox Technologies Ltd.*	290	15,756

Italy — 0.3%
Immobiliare Grande Distribuzione SIIQ SpA, REIT	52,828	48,077

Japan — 28.3%
Aeon Delight Co. Ltd.	2,630	84,430
Aizawa Securities Co. Ltd.	8,270	43,422
Alpine Electronics, Inc.	4,020	44,953
Amano Corp.	5,260	82,948
Aoyama Trading Co. Ltd.	1,575	60,444
Asahi Group Holdings Ltd.	1,290	40,151
Bandai Namco Holdings, Inc.	4,015	87,521
Canon, Inc.	890	26,542
Daiichikosho Co. Ltd.	1,070	46,569
Daito Trust Construction Co. Ltd.	661	93,754
DeNA Co. Ltd.	3,640	62,656
Eiken Chemical Co. Ltd.	1,400	29,304
Eisai Co. Ltd.	400	24,049
Fuji Heavy Industries Ltd.	1,467	51,805
Fujimi, Inc.	1,700	22,630
Funai Electric Co. Ltd.*	5,150	45,142
GLP J-Reit, REIT	29	33,035
Hazama Ando Corp.	11,280	54,857
Hi-Lex Corp.	1,470	40,314
HIS Co. Ltd.	930	25,934
Hitachi High-Technologies Corp.	970	27,306
Hosiden Corp.	10,070	60,178
Inaba Denki Sangyo Co. Ltd.	1,670	52,534
Isuzu Motors Ltd.	4,870	50,234
ITOCHU Corp.	3,550	43,625
Japan Airlines Co. Ltd.	840	30,794
Japan Digital Laboratory Co. Ltd.	2,320	33,204
Japan Petroleum Exploration Co. Ltd.	3,065	68,520
Japan Post Bank Co. Ltd.	5,590	68,848
Japan Tobacco, Inc.	890	37,044
JGC Corp.	4,340	64,909
KDDI Corp.	1,700	45,357
Kinden Corp.	9,110	111,664
Kuroda Electric Co. Ltd.	4,300	64,319
LaSalle Logiport REIT*	34	32,838
Melco Holdings, Inc.	3,200	65,261
Mitsubishi UFJ Financial Group, Inc.	24,450	113,292
MS&AD Insurance Group Holdings, Inc.	3,660	102,009

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Namura Shipbuilding Co. Ltd.	6,350	$47,553
Nichicon Corp.	5,480	38,140
Nintendo Co. Ltd.	713	101,352
Nippo Corp.	4,460	74,866
Nippon Ceramic Co. Ltd.	2,420	41,972
Nippon Telegraph & Telephone Corp.	1,820	78,619
Nippon Television Holdings, Inc.	5,590	92,145
Nissin Kogyo Co. Ltd.	4,590	61,853
NSD Co. Ltd.	5,330	78,696
Pal Co. Ltd.	2,650	66,350
PanaHome Corp.	13,400	100,477
Paramount Bed Holdings Co. Ltd.	1,241	45,336
Recruit Holdings Co. Ltd.	1,365	41,620
San-In Godo Bank Ltd. (The)	11,140	68,856
Sankyo Co. Ltd.	1,080	40,216
Shimamura Co. Ltd.	290	36,201
Sony Financial Holdings, Inc.	10,015	128,058
Sumco Corp.	4,420	27,752
Sumitomo Mitsui Financial Group, Inc.	1,660	50,394
Sumitomo Real Estate Sales Co. Ltd.	3,395	65,283
T&D Holdings, Inc.	7,900	73,794
Tachi-S Co. Ltd.	4,880	71,037
Taihei Dengyo Kaisha Ltd.	3,470	28,932
Takuma Co. Ltd.	9,480	84,865
Tenma Corp.	1,940	31,760
Tokai Rika Co. Ltd.	2,877	54,073
Tokio Marine Holdings, Inc.	1,730	58,453
Tokyo Ohka Kogyo Co. Ltd.	1,605	40,130
Tokyo Seimitsu Co. Ltd.	1,440	28,251
Toshiba Machine Co. Ltd.	7,830	24,091
Toyota Industries Corp.	2,638	118,472
TS Tech Co. Ltd.	2,875	67,201
TV Asahi Holdings Corp.	3,380	60,635
Ushio, Inc.	5,030	66,775
Wellnet Corp.	842	29,965
Yamato Kogyo Co. Ltd.	3,120	67,599
Yamazen Corp.	2,970	22,551
Yondoshi Holdings, Inc.	2,180	53,793

		4,340,512

Singapore — 0.1%
Broadcom Ltd.	130	20,085

United Kingdom — 0.1%
Fiat Chrysler Automobiles NV	890	7,182

United States — 15.1%
AAON, Inc.	733	20,524
Advance Auto Parts, Inc.	169	27,097
Advanced Energy Industries, Inc.*	602	20,944
Agree Realty Corp.	418	16,080
Alder Biopharmaceuticals, Inc.*	995	24,368
Allergan PLC*	163	43,689
Alliance Data Systems Corp.*	78	17,160
Alphabet, Inc. (Class C Stock)*	57	42,462
Altria Group, Inc.	190	11,905
Amazon.com, Inc.*	86	51,053
American International Group, Inc.	218	11,783
American Water Works Co., Inc.	150	10,339
AMERISAFE, Inc.	200	10,508
Aramark	345	11,426
Atmos Energy Corp.	193	14,332

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
AutoZone, Inc.*	25	$19,917
AvalonBay Communities, Inc.	55	10,461
AZZ, Inc.	288	16,301
Badger Meter, Inc.	251	16,694
Bank of America Corp.	3,178	42,967
Bemis Co., Inc.	299	15,482
Broadridge Financial Solutions, Inc.	328	19,454
Builders FirstSource, Inc.*	624	7,032
Cantel Medical Corp.	358	25,547
CareView Communications, Inc.*	37,928	8,720
Cerner Corp.*	115	6,090
Church & Dwight Co., Inc.	197	18,159
Citigroup, Inc.	364	15,197
Clean Harbors, Inc.*	268	13,223
Clorox Co. (The)	128	16,136
Cobalt International Energy, Inc.*	5,010	14,880
Coca-Cola Co. (The)	442	20,504
Constellation Brands, Inc. (Class A Stock)	71	10,727
Core-Mark Holding Co., Inc.	218	17,780
Cypress Semiconductor Corp.	897	7,768
CyrusOne, Inc., REIT	325	14,836
Danaher Corp.	219	20,774
Delta Air Lines, Inc.	212	10,320
DexCom, Inc.*	215	14,601
DISH Network Corp. (Class A Stock)*	207	9,576
Domino’s Pizza, Inc.	110	14,505
Drew Industries, Inc.	256	16,502
DSW, Inc. (Class A Stock)	200	5,528
Edwards Lifesciences Corp.*	106	9,350
Endo International PLC*	340	9,571
Envestnet, Inc.*	726	19,747
Envision Healthcare Holdings, Inc.*	605	12,342
Estee Lauder Cos., Inc. (The) (Class A Stock)	129	12,166
ExlService Holdings, Inc.*	202	10,464
Expedia, Inc.	190	20,486
Fair Isaac Corp.	121	12,837
First Solar, Inc.*	119	8,148
Fiserv, Inc.*	220	22,568
Five Below, Inc.*	336	13,890
Fortune Brands Home & Security, Inc.	236	13,225
FTI Consulting, Inc.*	205	7,280
General Mills, Inc.	328	20,779
Genpact Ltd.*	537	14,601
Gogo, Inc.*	1,647	18,133
Hawaiian Holdings, Inc.*	261	12,317
Home BancShares, Inc.	470	19,247
Honeywell International, Inc.	130	14,567
IDEX Corp.	243	20,140
Illinois Tool Works, Inc.	147	15,059
Incyte Corp.*	180	13,045
International Paper Co.	390	16,006
Jack Henry & Associates, Inc.	170	14,377
Kate Spade & Co.*	518	13,219
Kellogg Co.	267	20,439
Laclede Group, Inc. (The)	182	12,331
Las Vegas Sands Corp.	273	14,109
LendingClub Corp.*	1,711	14,201
Lennox International, Inc.	122	16,493
LifeLock, Inc.*	1,240	14,967
Littelfuse, Inc.	168	20,682

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Lockheed Martin Corp.	47	$10,411
Louisiana-Pacific Corp.*	767	13,131
Macquarie Infrastructure Corp.	257	17,332
MarketAxess Holdings, Inc.	126	15,729
Markit Ltd.*	330	11,665
Masonite International Corp.*	110	7,205
McDonald’s Corp.	105	13,196
Merck & Co., Inc.	495	26,190
Microsoft Corp.	412	22,755
Mobileye NV*	580	21,628
MSCI, Inc.	144	10,668
Navigators Group, Inc. (The)*	123	10,316
Newell Rubbermaid, Inc.	165	7,308
NextEra Energy, Inc.	130	15,384
Nielsen Holdings PLC	388	20,432
Northrop Grumman Corp.	124	24,540
NVIDIA Corp.	527	18,777
Old Dominion Freight Line, Inc.*	205	14,272
Omnicom Group, Inc.	197	16,396
ONE Gas, Inc.	187	11,426
OneMain Holdings, Inc.*	549	15,059
Orbital ATK, Inc.	125	10,867
O’Reilly Automotive, Inc.*	85	23,261
Panera Bread Co. (Class A Stock)*	35	7,169
ParkerVision, Inc.*	3,178	9,947
Pattern Energy Group, Inc.	455	8,677
Paychex, Inc.	345	18,633
Philip Morris International, Inc.	185	18,150
Pioneer Natural Resources Co.	289	40,674
Portola Pharmaceuticals, Inc.*	1,513	30,865
Post Holdings, Inc.*	205	14,098
Qorvo, Inc.*	215	10,838
Quotient Technology, Inc.*	2,935	31,111
Raymond James Financial, Inc.	175	8,332
Regency Centers Corp.	192	14,371
Regeneron Pharmaceuticals, Inc.*	30	10,813
Reynolds American, Inc.	204	10,263
RLI Corp.	155	10,363
Ross Stores, Inc.	211	12,217
Ruth’s Hospitality Group, Inc.	915	16,845
Santander Consumer USA Holdings, Inc.*	1,225	12,850
ServiceNow, Inc.*	439	26,858
Signet Jewelers Ltd.	132	16,372
Six Flags Entertainment Corp.	338	18,756
Skyworks Solutions, Inc.	263	20,488
SunPower Corp.*	1,389	31,030
Take-Two Interactive Software, Inc.*	267	10,058
TherapeuticsMD, Inc.*	18,825	120,480
TripAdvisor, Inc.*	225	14,963
Ultratech, Inc.*	457	9,981
Vail Resorts, Inc.	118	15,777
Vantiv, Inc. (Class A Stock)*	340	18,319
VeriSign, Inc.*	182	16,114
Vertex Pharmaceuticals, Inc.*	149	11,844
Waste Management, Inc.	177	10,443
Workday, Inc. (Class A Stock)*	215	16,521
XPO Logistics, Inc.*	1,295	39,757
Xylem, Inc.	460	18,814

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

			Shares		Value
COMMON STOCKS (Continued)
United States (cont’d.)
Zillow Group, Inc. (Class C Stock)*				995	$23,611

					2,324,487

TOTAL COMMON STOCKS (cost $7,083,765)					6,853,192

EXCHANGE TRADED FUNDS — 4.2%
PowerShares DB Gold Fund*				8,200	330,296
PowerShares DB Oil Fund*				30,009	233,170
TOPIX Exchange Traded Fund				1,830	22,688
Utilities Select Sector Spdr Fund				1,085	53,838

TOTAL EXCHANGE TRADED FUNDS (cost $738,539)					639,992

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 7.6%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.000%	08/21/35		AUD	525	504,520
Brazil Notas do Tesouro Nacional (Brazil),
Notes
15.882%	08/15/22		BRL	105	81,346
Mexican Udibonos (Mexico),
Bonds
4.500%	11/22/35		MXN	1,621	579,589

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,078,476)					1,165,455

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	02/15/43(k)			525	507,789
1.375%	02/15/44			175	199,148

TOTAL U.S. TREASURY OBLIGATIONS (cost $757,613)					706,937

TOTAL LONG-TERM INVESTMENTS (cost $9,658,393)					9,365,576

			Shares
SHORT-TERM INVESTMENTS — 21.1%
UNAFFILIATED MUTUAL FUND
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio(w) (cost $3,242,581)				3,242,581	3,242,581

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
NIKKEI 225 Index,
expiring 04/13/16, Strike Price $18,000.00		Morgan Stanley	JPY	5	195

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options
Currency Option USD vs NOK,
expiring 04/16/16, @ FX Rate 0.38	Goldman Sachs & Co.		14	$50

TOTAL OPTIONS PURCHASED (cost $24,769)				245

TOTAL SHORT-TERM INVESTMENTS (cost $3,267,350)				3,242,826

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 82.1% (cost $12,925,743)				12,608,402

OPTION WRITTEN
Call Options
NIKKEI 225 Index,
expiring 04/13/16, Strike Price $20,000.00	Morgan Stanley	JPY	5	(49)

TOTAL OPTIONS WRITTEN (premiums received $3,098)				(49)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 82.1% (cost $12,922,645)				12,608,353
Other assets in excess of other liabilities(z) — 17.9%				2,750,446

NET ASSETS — 100.0%				$15,358,799

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as co-manager of the mutual fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	$1,043,531	$1,035,188	$(8,343)
6	Australian Dollar Currency	Jun. 2016	448,440	459,000	10,560
9	Canadian Dollar Currency	Jun. 2016	682,922	693,630	10,708
3	KOSPI 200 Index	Jun. 2016	314,599	323,190	8,591
6	Nikkei 225 Index	Jun. 2016	875,090	893,509	18,419

					39,935

Short Positions:
2	10 Year Japanese Bonds	Jun. 2016	2,685,675	2,688,702	(3,027)
8	ASX SPI 200 Index	Jun. 2016	795,523	776,666	18,857
2	British Pound Currency	Jun. 2016	178,050	179,663	(1,613)
6	Euro Currency	Jun. 2016	827,550	855,900	(28,350)
46	Japanese Yen Currency	Jun. 2016	5,092,200	5,119,800	(27,600)
6	S&P 500 E-Mini	Jun. 2016	608,553	615,450	(6,897)
4	Swiss Franc Currency	Jun. 2016	504,925	522,200	(17,275)
31	TOPIX Index	Jun. 2016	3,636,922	3,711,626	(74,704)

					(140,609)

					$(100,674)

(1)	Cash of $740,000 and U.S Treasury Obligations with a combined market value of $491,346 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/29/16	Union Bank of Switzerland	AUD	981	$750,760	$750,985	$225
Brazilian Real,
Expiring 04/04/16	Goldman Sachs & Co.	BRL	581	158,617	161,405	2,788
Euro,
Expiring 04/29/16	Deutsche Bank AG	EUR	273	304,802	310,915	6,113
Expiring 04/29/16	Union Bank of Switzerland	EUR	144	161,065	163,998	2,933
Indian Rupee,
Expiring 04/29/16	Barclays Capital Group	INR	5,215	77,766	78,318	552
Expiring 04/29/16	Goldman Sachs & Co.	INR	5,215	77,737	78,318	581
Mexican Peso,
Expiring 04/29/16	Morgan Stanley	MXN	33,601	1,942,322	1,939,652	(2,670)
Expiring 04/29/16	Royal Bank of Scotland Group PLC	MXN	11,070	629,371	639,027	9,656
Philippine Peso,
Expiring 04/29/16	BNP Paribas	PHP	7,117	155,122	154,315	(807)
Polish Zloty,
Expiring 04/29/16	Citigroup Global Markets	PLN	1,234	326,693	330,570	3,877
South African Rand,
Expiring 04/29/16	Morgan Stanley	ZAR	2,409	160,299	162,244	1,945

				$4,744,554	$4,769,747	25,193

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar
Expiring 04/29/16	Commonwealth Bank of Australia	AUD	245	$184,881	$187,555	$(2,674)
Expiring 04/29/16	Commonwealth Bank of Australia	AUD	162	122,248	124,016	(1,768)
Expiring 04/29/16	JPMorgan Chase	AUD	246	185,683	188,320	(2,637)
Expiring 04/29/16	JPMorgan Chase	AUD	163	123,034	124,781	(1,747)
Expiring 04/29/16	State Street Bank	AUD	245	185,002	187,555	(2,553)
Expiring 04/29/16	State Street Bank	AUD	162	122,328	124,016	(1,688)
Expiring 04/29/16	Union Bank of Switzerland	AUD	245	185,126	187,555	(2,429)
Expiring 04/29/16	Union Bank of Switzerland	AUD	162	122,410	124,016	(1,606)
Brazilian Real
Expiring 04/04/16	Royal Bank of Scotland Group PLC	BRL	581	153,056	161,406	(8,350)
Euro
Expiring 04/29/16	Citigroup Global Markets	EUR	273	306,020	310,914	(4,894)
Expiring 04/29/16	Citigroup Global Markets	EUR	144	161,417	163,998	(2,581)
Indian Rupee
Expiring 04/29/16	Barclays Capital Group	INR	10,430	156,819	156,637	182
Mexican Peso
Expiring 04/29/16	Morgan Stanley	MXN	11,070	640,551	639,027	1,524
Expiring 04/29/16	Royal Bank of Scotland Group PLC	MXN	33,601	1,910,342	1,939,652	(29,310)
Philippine Peso
Expiring 04/29/16	State Street Bank	PHP	7,117	153,466	154,315	(849)
Polish Zloty
Expiring 04/29/16	Hong Kong & Shanghai Bank	PLN	1,234	323,557	330,570	(7,013)
South African Rand
Expiring 04/29/16	Royal Bank of Scotland Group PLC	ZAR	2,409	156,546	162,243	(5,697)

				$5,192,486	$5,266,576	(74,090)

						$(48,897)

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	4/05/17	51	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Health Care SPDR ETF	$—	$—	$—
Deutsche Bank AG	5/04/16	1,294	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Powershares S&P 500 High Beta	—	—	—

				$—	$—	$—

(1)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$7,866	$—
Bermuda	21,492	—	—
Canada	47,862	—	—
China	19,873	—	—
Israel	15,756	—	—
Italy	—	48,077	—
Japan	32,838	4,307,674	—
Singapore	20,085	—	—
United Kingdom	—	7,182	—
United States	2,324,487	—	—
Exchange Traded Funds	617,304	22,688	—
Foreign Government Bonds	—	1,165,455	—
U.S. Treasury Obligations	—	706,937	—
Unaffiliated Mutual Fund	3,242,581	—	—
Options Purchased	—	245	—
Options Written	—	(49)	—
Other Financial Instruments*
Futures Contracts	(100,674)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(48,897)	—
OTC Total Return Swaps	—	—	—

Total	$6,241,604	$6,217,178	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Unaffiliated Mutual Fund	21.1%
Foreign Government Bonds	7.6
U.S. Treasury Obligations	4.6
Auto Components	2.8
Insurance	2.6
Banks	2.5
Diversified Financial Services	2.4
Construction & Engineering	2.2
Software	1.9
Electronic Equipment, Instruments & Components	1.9
Specialty Retail	1.8
Energy Equipment & Services	1.5
Media	1.5
Pharmaceuticals	1.5
Semiconductors & Semiconductor Equipment	1.4
Internet Software & Services	1.4
Machinery	1.4
Household Durables	1.3
Trading Companies & Distributors	1.2
Real Estate Investment Trusts (REITs)	1.1
IT Services	1.1

Oil, Gas & Consumable Fuels	1.0%
Real Estate Management & Development	1.0
Hotels, Restaurants & Leisure	0.9
Leisure Products	0.8
Technology Hardware, Storage & Peripherals	0.8
Health Care Equipment & Supplies	0.8
Automobiles	0.7
Commercial Services & Supplies	0.7
Internet & Catalog Retail	0.7
Chemicals	0.6
Metals & Mining	0.6
Biotechnology	0.6
Electrical Equipment	0.5
Diversified Telecommunication Services	0.5
Tobacco	0.5
Exchange Traded Funds	0.5
Beverages	0.5
Professional Services	0.5
Textiles, Apparel & Luxury Goods	0.4
Building Products	0.4
Aerospace & Defense	0.4
Food Products	0.4
Airlines	0.3
Capital Markets	0.3
Wireless Telecommunication Services	0.3
Paper & Forest Products	0.3

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Consumer Finance	0.3%
Air Freight & Logistics	0.3
Gas Utilities	0.2
Household Products	0.2
Industrial Conglomerates	0.1
Distributors	0.1
Transportation Infrastructure	0.1
Containers & Packaging	0.1
Electric Utilities	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Road & Rail	0.1
Health Care Providers & Services	0.1
Personal Products	0.1
Water Utilities	0.1
Communications Equipment	0.1
Independent Power & Renewable Electricity Producers	0.1

82.1
Other assets in excess of other liabilities	17.9

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 03/31/16
Equity contracts	$(35,588)
Foreign exchange contracts	(102,417)
Interest rate contracts	(11,370)

Total	$(149,375)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A
1.588%(c)	02/22/21	500	$499,063
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2A, 144A
1.820%	01/15/19	1,770	1,768,619
Series 2016-1A, Class A2B, 144A
1.486%(c)	01/15/19	1,770	1,771,106

TOTAL ASSET-BACKED SECURITIES (cost $4,039,671)			4,038,788

CORPORATE BONDS — 22.4%
Australia — 0.1%
Macquarie Bank Ltd.,
Sub. Notes, 144A
6.625%	04/07/21	1,650	1,877,466

Belgium — 0.5%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23	4,025	4,184,483
3.650%	02/01/26	1,625	1,708,871
4.700%	02/01/36	605	653,826
4.900%	02/01/46	315	352,032

			6,899,212

Canada — 0.3%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	4,525	4,985,559

Denmark — 0.5%
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21	2,200	2,233,543
Sub. Notes, EMTN, RegS
2.750%(c)	05/19/26	EUR 2,350	2,763,705
ISS Global A/S,
Sr. Unsec’d. Notes, EMTN, RegS
1.125%	01/09/20	EUR 1,700	1,965,277

			6,962,525

France — 1.4%
BNP Paribas SA,
Sub. Notes, EMTN
2.375%	02/17/25	EUR 1,975	2,216,231
BPCE SA,
Sub. Notes
4.625%	07/18/23	EUR 800	1,055,856
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
2.375%	05/20/24	EUR 3,000	3,782,558
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
3.625%	10/13/25	5,000	5,100,815
4.875%	01/22/44	450	450,593
Sr. Unsec’d. Notes, EMTN, RegS
2.250%	04/27/21	EUR 2,300	2,854,710

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
1.375%	11/17/20	EUR 1,200	$1,410,407
Sr. Unsec’d. Notes, EMTN, RegS
3.000%	05/09/19	GBP 2,275	3,357,698
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN, RegS
4.625%	03/30/27	EUR 100	151,697

			20,380,565

Germany — 0.6%
BMW Finance NV,
Gtd. Notes, EMTN, RegS
1.750%	11/20/17	GBP 1,760	2,542,503
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
3.250%	01/17/28	EUR 1,650	2,276,103
Talanx AG,
Sr. Unsec’d. Notes, RegS
2.500%	07/23/26	EUR 1,000	1,246,131
Vonovia Finance BV,
Gtd. Notes, EMTN
1.625%	12/15/20	EUR 2,600	3,054,527

			9,119,264

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes, RegS
3.625%	10/31/24	1,000	1,038,791

Ireland — 0.2%
AIB Mortgage Bank,
Covered Bonds, EMTN, RegS
2.250%	03/26/21	EUR 1,500	1,872,466
Bank of Ireland Mortgage Bank,
Covered Bonds, RegS
1.750%	03/19/19	EUR 1,275	1,522,956

			3,395,422

Italy — 0.7%
Assicurazioni Generali SpA,
Sr. Unsec’d. Notes, EMTN, RegS
5.125%	09/16/24	EUR 1,950	2,865,291
FCA Capital Ireland PLC,
Gtd. Notes, EMTN, RegS
2.625%	04/17/19	EUR 5,825	6,956,660
Intesa Sanpaolo SpA,
Gtd. Notes, MTN
3.875%	01/15/19	475	488,737
Snam SpA,
Sr. Unsec’d. Notes, EMTN
1.375%	11/19/23	EUR 700	830,043

			11,140,731

Mexico — 0.1%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23	780	706,875
Gtd. Notes, RegS
6.875%	08/04/26	480	519,600

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Gtd. Notes, EMTN
4.875%	01/18/24		565	$553,841

				1,780,316

Netherlands — 1.4%
ABN AMRO Bank NV,
Sub. Notes, EMTN, RegS
2.875%(c)	06/30/25	EUR	2,400	2,785,623
Achmea Bank NV,
Sr. Unsec’d. Notes, EMTN, RegS
2.750%	02/18/21	EUR	2,375	2,913,915
Achmea BV,
Jr. Sub. Notes, EMTN, RegS
4.250%(c)	12/29/49	EUR	1,000	1,025,009
Sr. Unsec’d. Notes, EMTN, RegS
2.500%	11/19/20	EUR	3,500	4,264,419
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23		4,150	4,380,740
ING Bank NV,
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23		3,800	3,832,566
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25		2,285	2,306,561

				21,508,833

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
1.477%	09/14/21	EUR	1,600	1,892,352

Switzerland — 0.7%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		6,050	6,134,246
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	09/15/22		2,335	2,323,967
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,740	1,742,481

				10,200,694

United Kingdom — 2.8%
Abbey National Treasury Services PLC,
Covered Bonds, EMTN, RegS
5.125%	04/14/21	GBP	825	1,374,415
Gtd. Notes
2.350%	09/10/19		3,900	3,914,586
Aviva PLC,
Sub. Notes, EMTN, RegS
3.875%(c)	07/03/44	EUR	2,375	2,618,497
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,167,569
Gtd. Notes, RegS, 144A
3.500%	06/15/22		2,100	2,233,619
3.950%	06/15/25		1,750	1,915,639

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
2.500%	11/06/22		3,800	$3,718,091
3.561%	11/01/21		1,425	1,500,387
British Telecommunications PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	06/10/19	EUR	3,850	4,497,211
Imperial Tobacco Finance PLC,
Gtd. Notes, EMTN, RegS
5.000%	12/02/19	EUR	1,875	2,485,584
Sr. Unsec’d. Notes, RegS
3.500%	02/11/23		1,500	1,518,811
Jaguar Land Rover Automotive PLC,
Gtd. Notes, RegS
5.000%	02/15/22	GBP	360	523,253
Scottish Widows PLC,
Sub. Notes, RegS
5.500%	06/16/23	GBP	550	803,456
Sky PLC,
Gtd. Notes, EMTN, RegS
1.500%	09/15/21	EUR	2,360	2,750,975
Sr. Unsec’d. Notes, EMTN
2.250%	11/17/25	EUR	1,550	1,827,642
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	227,813
Gtd. Notes, RegS
4.500%	01/15/25	EUR	1,000	1,099,692
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, RegS
5.125%	01/15/25	GBP	1,400	1,945,796
WPP Finance SA,
Gtd. Notes, EMTN, RegS
2.250%	09/22/26	EUR	2,000	2,411,941

				42,534,977

United States — 12.9%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		825	856,480
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		4,275	4,705,548
5.375%	01/31/44		3,625	4,429,065
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		5,000	5,239,875
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22		2,225	2,236,764
3.500%	08/15/24		2,900	2,935,029
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		2,700	2,739,258
3.600%	02/17/23		75	77,916
3.950%	01/15/25		925	961,382
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17		2,525	2,683,118

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	01/05/21	1,950	$2,229,751
Sr. Unsec’d. Notes, EMTN
1.625%	09/14/22	EUR 1,300	1,516,148
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,725	1,739,493
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	875	906,887
Sub. Notes, EMTN
0.321%(c)	09/14/18	EUR 1,125	1,253,257
Sub. Notes, GMTN
4.450%	03/03/26	1,450	1,493,774
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR 1,825	1,974,346
2.750%	03/15/23	545	555,816
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	2,100	2,195,063
4.908%	07/23/25	400	421,926
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	2,855	2,902,539
2.875%	11/03/22	1,605	1,656,212
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.400%	02/18/20	3,550	3,563,579
Sub. Notes
4.450%	09/29/27	1,155	1,162,212
4.600%	03/09/26	725	743,367
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	2,975	3,339,402
Comcast Corp.,
Gtd. Notes
2.750%	03/01/23	1,855	1,916,898
3.150%	03/01/26	585	609,079
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20	1,450	1,504,887
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	2,300	2,365,527
4.450%	03/15/21	2,625	2,838,203
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	3,700	3,740,607
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19	2,525	2,766,342
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18	2,300	2,307,958
3.200%	01/15/21	1,700	1,737,580
5.750%	02/01/21	1,750	1,980,962
8.000%	12/15/16	4,000	4,175,720
GE Capital International Funding Co.,
Gtd. Notes, 144A
0.964%	04/15/16	1,835	1,835,101
2.342%	11/15/20	1,306	1,337,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, RegS
3.373%	11/15/25	4,875	$5,202,088
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	3,068,094
Sub. Notes
5.300%	02/11/21	451	523,768
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	1,875	1,891,631
3.700%	11/24/20	3,550	3,617,851
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19	1,500	1,522,697
2.750%	09/15/20	2,480	2,516,049
3.500%	01/23/25	6,175	6,232,607
3.750%	05/22/25	1,230	1,258,468
4.750%	10/21/45	390	407,635
Sub. Notes
4.250%	10/21/25	2,325	2,364,030
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	1,300	1,454,345
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25	3,625	3,843,022
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	2,900	2,978,709
3.500%	07/15/22	700	734,639
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	1,000	1,034,812
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN
1.750%	01/30/25	EUR 3,300	3,734,470
Sr. Unsec’d. Notes, GMTN
5.500%	07/24/20	2,650	2,979,414
Sub. Notes
3.950%	04/23/27	3,850	3,854,069
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	655	647,224
7.000%	09/01/22	450	557,097
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	3,000	3,001,611
3.375%	02/01/22	1,625	1,613,383
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	5,675	6,085,558
PNC Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	07/21/20	2,000	2,043,930
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	2,000	2,103,566

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	1,375	$1,439,490
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	914,000
Prologis LP,
Gtd. Notes
1.375%	05/13/21	EUR 3,275	3,759,305
Republic Services, Inc.,
Gtd. Notes
4.750%	05/15/23	1,850	2,064,913
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	1,278	1,336,475
4.450%	06/12/25	4,725	5,198,643
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19	1,725	2,008,202
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	1,200	1,315,672
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,999,357
3.350%	07/15/22	975	1,037,214
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,907,579
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	3,350	3,558,749
4.272%	01/15/36	775	771,119
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	3,075	3,206,825
3.150%	12/14/25	1,005	1,049,094
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	2,125	2,192,426
3.550%	09/29/25	4,450	4,665,238
4.600%	04/01/21	1,350	1,497,855
Sub. Notes, GMTN
4.300%	07/22/27	2,210	2,344,907
4.900%	11/17/45	650	697,672
Sub. Notes, MTN
4.100%	06/03/26	540	566,756

			194,437,248

TOTAL CORPORATE BONDS (cost $331,244,463)			338,153,955

FOREIGN GOVERNMENT BONDS — 43.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
3.250%	04/21/25	AUD 6,155	5,026,020
3.250%	04/21/29	AUD 2,080	1,687,377
4.500%	04/15/20	AUD 13,775	11,593,554
5.500%	01/21/18	AUD 520	423,858

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.650%	04/20/22	EUR 4,410	$6,157,872
4.150%	03/15/37	EUR 1,285	2,314,822
Belgium Government Bond (Belgium),
Bonds, 144A
5.000%	03/28/35	EUR 1,920	3,659,494
Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR 375	668,370
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR 3,985	4,705,675
Unsec’d. Notes, RegS
1.250%	06/22/18	EUR 350	413,331
3.000%	09/28/19	EUR 2,030	2,582,035
Bundesobligation (Germany),
Bonds, RegS
0.500%	10/13/17	EUR 27,345	31,574,777
1.000%	10/12/18	EUR 15,040	17,765,344
Bundesrepublik Deutschland (Germany),
Bonds
1.000%	08/15/25	EUR 5,360	6,608,815
2.250%	09/04/21	EUR 19,890	25,824,793
2.500%	07/04/44	EUR 555	900,432
4.000%	01/04/37	EUR 465	865,948
Bonds, RegS
0.500%	02/15/25	EUR 2,645	3,133,010
2.500%	08/15/46	EUR 1,195	1,962,709
4.750%	07/04/34	EUR 3,280	6,405,751
Canadian Government Bond (Canada),
Bonds
0.750%	03/01/21	CAD 6,015	4,646,660
1.750%	09/01/19	CAD 4,205	3,365,230
2.250%	06/01/25	CAD 835	699,568
5.750%	06/01/33	CAD 5,630	6,806,632
Unsec’d. Notes
3.500%	12/01/45	CAD 1,365	1,400,472
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	635	661,987
Czech Republic Government Bond (Czech Republic),
Bonds, RegS
3.850%	09/29/21	CZK 30,900	1,571,159
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK 960	161,274
1.750%	11/15/25	DKK 13,015	2,231,314
4.500%	11/15/39	DKK 3,730	994,048
FADE - Fondo de Amortizacion del Deficit Electrico (Spain),
Asset Backed, MTN, RegS
1.875%	09/17/17	EUR 400	466,367
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR 2,625	3,290,233
France Government Bond OAT (France),
Bonds, RegS
0.121%(s)	05/25/20	EUR 17,200	19,767,562
0.133%(s)	02/25/18	EUR 3,390	3,887,346
0.500%	05/25/25	EUR 12,375	14,295,159
1.000%	11/25/18	EUR 4,315	5,089,816
2.500%	05/25/30	EUR 645	896,340

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.250%	05/25/45	EUR	2,690	$4,425,263
4.750%	04/25/35	EUR	3,355	6,224,088
Ireland Government Bond (Ireland),
Unsec’d. Notes
4.500%	10/18/18	EUR	1,000	1,276,264
Unsec’d. Notes, RegS
0.800%	03/15/22	EUR	3,415	4,025,053
Israel Government Bond - Fixed (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,061,417
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.250%	05/15/18	EUR	4,840	5,536,659
0.700%	05/01/20	EUR	16,350	18,984,240
1.500%	06/01/25	EUR	7,915	9,287,536
2.000%	12/01/25	EUR	1,775	2,163,484
2.500%	12/01/24	EUR	6,715	8,521,466
Bonds, 144A
3.250%	09/01/46	EUR	295	400,478
4.750%	09/01/44	EUR	1,470	2,510,420
Bonds, RegS
4.000%	02/01/37	EUR	4,325	6,491,718
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	4,294,650	38,605,868
0.300%	09/20/18	JPY	2,288,150	20,595,688
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	12/20/24	JPY	2,631,650	24,240,549
0.800%	09/20/23	JPY	776,850	7,408,462
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.800%	03/20/43	JPY	2,324,000	27,183,438
2.300%	03/20/39	JPY	695,850	8,565,302
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	06/20/33	JPY	3,193,100	35,024,657
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	848,910	878,264
4.000%	12/10/31	KRW	2,622,140	2,949,497
4.250%	06/10/21	KRW	8,460,220	8,373,576
5.500%	03/10/28	KRW	1,243,050	1,512,244
5.500%	12/10/29	KRW	450,000	566,204
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	10,520	2,657,142
3.502%	05/31/27	MYR	3,500	843,129
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	64,919	4,823,725
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		2,020	2,115,950
Netherlands Government Bond (Netherlands),
Bonds
0.250%	01/15/20	EUR	2,690	3,133,208
Bonds, 144A
2.000%	07/15/24	EUR	2,030	2,672,372
3.750%	01/15/42	EUR	1,210	2,292,828

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.000%	01/15/37	EUR	225	$414,090
Bonds, RegS, 144A
0.250%	07/15/25	EUR	1,855	2,112,709
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
5.000%	03/15/19	NZD	4,745	3,554,411
Norway Government Bond (Norway),
Bonds, 144A
4.500%	05/22/19	NOK	17,950	2,443,241
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		375	430,688
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		550	620,628
Poland Government Bond (Poland),
Bonds
3.250%	07/25/25	PLN	1,700	475,191
5.750%	10/25/21	PLN	2,700	857,644
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		1,500	1,497,810
5.125%	04/21/21		425	474,938
Sr. Unsec’d. Notes, MTN
4.200%	04/15/20	EUR	1,010	1,338,189
Province of British Columbia Canada (Canada),
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	2,976,102
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24		1,125	1,207,106
Unsec’d. Notes
3.450%	06/02/45	CAD	2,240	1,838,844
3.500%	06/02/24	CAD	5,665	4,841,476
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23		735	754,902
3.000%	09/01/23	CAD	1,235	1,025,057
3.500%	12/01/45	CAD	1,795	1,479,453
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
2.875%	10/28/24	EUR	540	645,309
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	2,185	1,856,970
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, RegS
3.375%	11/15/24	EUR	45	64,312
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	15,750	738,430
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,449,598
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
6.875%	05/27/19		250	274,640
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	1,740	1,989,058
1.150%	07/30/20	EUR	2,980	3,508,140

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
1.400%	01/31/20	EUR	5,245	$6,227,609
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26	EUR	4,325	5,152,130
4.700%	07/30/41	EUR	1,530	2,453,206
Unsec’d. Notes, 144A
1.600%	04/30/25	EUR	11,435	13,354,127
Spanish Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.200%	01/31/37	EUR	1,345	1,994,627
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	20,715	2,597,045
Unsec’d. Notes
5.000%	12/01/20	SEK	7,165	1,093,763
Switzerland Government Bond (Switzerland),
Bonds, RegS
1.500%	04/30/42	CHF	880	1,229,099
2.000%	05/25/22	CHF	1,880	2,284,819
3.250%	06/27/27	CHF	2,585	3,769,629
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,942,194
4.675%	06/29/44	THB	22,625	885,439
Turkey Government Bond (Turkey),
Bonds
8.800%	11/14/18	TRY	3,445	1,198,439
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.350%	11/12/21	EUR	340	420,546
5.750%	03/22/24		1,325	1,437,095
United Kingdom Gilt (United Kingdom),
Bonds, RegS
1.000%	09/07/17	GBP	4,100	5,938,882
2.000%	07/22/20	GBP	19,370	29,290,191
2.000%	09/07/25	GBP	15,450	23,346,085
4.250%	12/07/27	GBP	715	1,316,739
4.250%	12/07/40	GBP	3,100	6,148,531
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	8,090	14,590,955
3.750%	07/22/52	GBP	1,210	2,419,778
4.500%	09/07/34	GBP	4,855	9,556,079
5.000%	03/07/25	GBP	6,150	11,582,883

TOTAL FOREIGN GOVERNMENT BONDS (cost $631,124,060)				659,954,169

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30-03/01/31		3,589	3,688,876
3.000%	06/01/30-03/01/46		11,672	12,046,193
3.500%	01/01/26-03/01/46		12,468	13,072,030
4.000%	06/01/42-02/01/46		7,919	8,461,611
4.500%	12/01/34-07/01/45		3,646	3,973,987
5.000%	05/01/38-11/01/41		2,077	2,280,778
5.500%	08/01/40-06/01/41		716	800,369
6.000%	11/01/37		23	26,268
Federal National Mortgage Assoc.
2.000%	04/01/30-08/01/30		963	969,171

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	05/01/30-04/01/45		5,129	$5,261,093
3.000%	06/01/30-01/01/46		19,558	20,229,928
3.500%	11/01/25-03/01/46		23,673	24,874,044
4.000%	04/01/25-03/01/46		15,517	16,608,274
4.500%	04/01/25-01/01/43		6,041	6,586,671
5.000%	07/01/28-12/01/43		3,245	3,593,457
5.500%	05/01/37-09/01/41		3,232	3,640,389
6.000%	02/01/36-05/01/41		2,038	2,328,432
Government National Mortgage Assoc.
3.000%	11/20/43-03/20/46		8,972	9,304,693
3.500%	07/15/42-03/20/46		15,012	15,883,069
4.000%	01/15/41-03/20/46		8,388	8,989,486
4.500%	04/15/40-10/20/45		5,112	5,514,398
5.000%	06/15/38-10/20/42		1,471	1,635,312
5.500%	03/15/37		62	69,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $168,497,394)				169,838,293

U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bonds
3.000%	11/15/44(hh)	(k)	3,525	3,803,835
3.000%	05/15/45(hh)	(k)	32,535	35,088,249
4.375%	05/15/40		6,435	8,658,344
4.500%	02/15/36		25,395	34,843,718
U.S. Treasury Notes
0.500%	07/31/17(hh)	(k)	28,095	28,025,858
0.750%	12/31/17(hh)		41,880	41,894,742
1.375%	04/30/20-08/31/20		79,315	80,092,620
1.500%	08/31/18		50,440	51,293,142
2.000%	08/15/25		11,260	11,476,406
2.250%	11/15/25		750	780,557
3.125%	05/15/21		7,100	7,753,143

TOTAL U.S. TREASURY OBLIGATIONS (cost $298,072,816)				303,710,614

TOTAL LONG-TERM INVESTMENTS (cost $1,432,978,404)				1,475,695,819

			Shares
SHORT-TERM INVESTMENTS — 4.9%
UNAFFILIATED MUTUAL FUND — 4.9%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio
(cost $73,206,240)			73,206,240	73,206,240

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.79% and pay a floating rate based on 3 month LIBOR, expiring 01/11/17	Deutsche Bank AG	270	55,711

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED*(j) (Continued)
Call Options (cont’d.)
Receive a fixed rate of 0.79% and pay a floating rate based on 3 month LIBOR, expiring 01/11/17	Goldman Sachs & Co.		104	$21,456
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 0.46% and receive a floating rate based on 6 month LIBOR, expiring 07/28/16	JPMorgan Chase	JPY	13,849	14,360
Pay a fixed rate of 1.01% and receive a floating rate based on 6 month LIBOR, expiring 07/20/16	Goldman Sachs & Co.	JPY	1,983	3,422
Pay a fixed rate of 2.50% and receive a floating rate based on 3 month LIBOR, expiring 09/19/16	JPMorgan Chase		72	13,776

TOTAL OPTIONS PURCHASED (cost $219,104)				108,725

TOTAL SHORT-TERM INVESTMENTS (cost $73,425,344)				73,314,965

TOTAL INVESTMENTS — 102.9% (cost $1,506,403,748)				1,549,010,784
Liabilities in excess of other assets(z) — (2.9)%				(43,429,179)

NET ASSETS — 100.0%				$1,505,581,605

See the Glossary for abbreviation used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
41	2 Year U.S. Treasury Notes	Jun. 2016	$ 8,953,843	$ 8,968,750	$14,907
6	3 Year Australian Treasury Bonds	Jun. 2016	1,396,315	1,397,169	854
99	5 Year Euro-Bobl	Jun. 2016	14,751,977	14,768,721	16,744
46	10 Year Australian Treasury Bonds	Jun. 2016	35,168,430	35,179,253	10,823
42	10 Year Japanese Bonds	Jun. 2016	56,307,433	56,462,748	155,315
4	10 Year Mini Japanese Government Bonds	Jun. 2016	537,102	538,416	1,314
1	20 Year U.S. Treasury Bonds	Jun. 2016	163,281	164,438	1,157
13	Euro Schatz. DUA Index	Jun. 2016	1,656,351	1,653,605	(2,746)

					198,368

Short Positions:
366	5 Year U.S. Treasury Notes	Jun. 2016	44,143,931	44,346,047	(202,116)
28	10 Year Canadian Government Bonds	Jun. 2016	3,044,507	3,041,571	2,936
62	10 Year Euro-Bund	Jun. 2016	11,446,663	11,522,218	(75,555)
145	10 Year U.K. Gilt	Jun. 2016	25,201,902	25,244,736	(42,834)
859	10 Year U.S. Treasury Notes	Jun. 2016	110,988,264	112,005,547	(1,017,283)
71	30 Year Euro BUXL	Jun. 2016	13,298,718	13,616,527	(317,809)
77	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	13,119,505	13,284,906	(165,401)
3	Euro-BTP Italian Government Bond	Jun. 2016	471,262	480,036	(8,774)

					(1,826,836)

					$(1,628,468)

(1)	U.S. Treasury Obligations with a combined market value of $4,575,432 has been segregated with Goldman Sachs & Co., to cover requirements for open contracts at March 31, 2016.

(2)    The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/16	JPMorgan Chase	AUD	1,835	$ 1,392,293	$ 1,404,812	$ 12,519
Expiring 04/28/16	Morgan Stanley	AUD	1,260	951,242	964,613	13,371
Expiring 04/29/16	Commonwealth Bank of Australia	AUD	3,428	2,586,820	2,624,237	37,417
Expiring 04/29/16	JPMorgan Chase	AUD	3,426	2,585,979	2,622,706	36,727
Expiring 04/29/16	State Street Bank	AUD	3,428	2,588,517	2,624,237	35,720
Expiring 04/29/16	UBS AG	AUD	3,428	2,590,248	2,624,237	33,989
British Pound,
Expiring 04/28/16	Morgan Stanley	GBP	445	636,361	639,185	2,824
Expiring 04/29/16	BNP Paribas	GBP	269	387,222	386,385	(837)
Canadian Dollar,
Expiring 04/28/16	Bank of America	CAD	1,620	1,230,339	1,247,401	17,062
Expiring 04/28/16	Commonwealth Bank of Australia	CAD	1,820	1,382,658	1,401,402	18,744
Expiring 04/28/16	Morgan Stanley	CAD	1,490	1,154,211	1,147,301	(6,910)
Expiring 04/28/16	Royal Bank of Canada	CAD	1,826	1,397,680	1,406,022	8,342
Expiring 04/28/16	Standard Chartered PLC	CAD	600	461,170	462,001	831
Chinese Renminbi,
Expiring 10/21/16	JPMorgan Chase	CNH	9,077	1,375,303	1,389,344	14,041
Expiring 10/21/16	JPMorgan Chase	CNH	2,625	398,876	401,788	2,912
Expiring 10/21/16	Standard Chartered PLC	CNH	9,155	1,371,330	1,401,283	29,953
Chinese Yuan,
Expiring 10/21/16	Barclays Capital Group	CNY	3,710	550,731	569,942	19,211
Expiring 10/21/16	Citigroup Global Markets	CNY	9,329	1,366,793	1,433,151	66,358
Expiring 10/21/16	Hong Kong & Shanghai Bank	CNY	2,918	436,460	448,272	11,812
Expiring 10/21/16	JPMorgan Chase	CNY	14,900	2,227,871	2,288,987	61,116
Expiring 10/21/16	JPMorgan Chase	CNY	2,918	437,147	448,273	11,126

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Yuan (cont’d.),
Expiring 10/21/16	Standard Chartered PLC	CNY	9,242	$ 1,343,554	$ 1,419,786	$ 76,232
Expiring 10/21/16	Standard Chartered PLC	CNY	4,621	673,027	709,894	36,867
Euro,
Expiring 04/28/16	Morgan Stanley	EUR	825	934,136	939,547	5,411
Expiring 04/29/16	BNP Paribas	EUR	1,945	2,216,005	2,215,121	(884)
Expiring 04/29/16	UBS AG	EUR	1,452	1,625,245	1,653,653	28,408
Japanese Yen,
Expiring 04/28/16	Goldman Sachs & Co.	JPY	76,100	677,396	676,754	(642)
Expiring 04/28/16	Standard Chartered PLC	JPY	95,300	849,997	847,498	(2,499)
Mexican Peso,
Expiring 04/28/16	Royal Bank of Canada	MXN	110,401	6,277,956	6,373,594	95,638
Expiring 04/28/16	State Street Bank	MXN	24,248	1,392,379	1,399,869	7,490
New Zealand Dollar,
Expiring 04/28/16	Citigroup Global Markets	NZD	621	416,839	428,598	11,759
Expiring 04/28/16	Credit Suisse First Boston Corp.	NZD	621	416,728	428,598	11,870
Expiring 04/28/16	Morgan Stanley	NZD	645	435,125	445,162	10,037
Expiring 04/28/16	Royal Bank of Scotland Group PLC	NZD	950	657,998	655,666	(2,332)
Expiring 04/28/16	Standard Chartered PLC	NZD	828	555,704	571,464	15,760
Expiring 04/29/16	Hong Kong & Shanghai Bank	NZD	13,378	8,940,812	9,232,656	291,844
Norwegian Krone,
Expiring 04/28/16	Barclays Capital Group	NOK	6,320	758,826	763,681	4,855
Expiring 04/28/16	Goldman Sachs & Co.	NOK	9,280	1,090,223	1,121,355	31,132
Expiring 04/29/16	Royal Bank of Scotland Group PLC	NOK	81,555	9,654,678	9,854,714	200,036
Polish Zloty,
Expiring 04/28/16	Hong Kong & Shanghai Bank	PLN	1,540	403,819	412,549	8,730
South Korean Won,
Expiring 04/29/16	JPMorgan Chase	KRW	3,265,355	2,856,079	2,853,159	(2,920)
Expiring 04/29/16	JPMorgan Chase	KRW	3,265,355	2,859,080	2,853,159	(5,921)
Expiring 04/29/16	JPMorgan Chase	KRW	55,830	48,802	48,782	(20)
Swedish Krona,
Expiring 04/29/16	UBS AG	SEK	222,840	27,015,363	27,477,355	461,992
Swiss Franc,
Expiring 04/28/16	Royal Bank of Scotland Group PLC	CHF	750	768,926	780,972	12,046
				$100,377,948	$102,099,165	1,721,217

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/16	JPMorgan Chase	AUD	3,708	$ 2,837,436	$ 2,838,716	$ (1,280)
Expiring 04/28/16	JPMorgan Chase	AUD	3,707	2,839,043	2,837,950	1,093
Expiring 04/28/16	National Australia Bank Ltd.	AUD	1,020	766,589	780,876	(14,287)
Expiring 04/28/16	Standard Chartered PLC	AUD	975	749,424	746,426	2,998
Expiring 04/29/16	Commonwealth Bank of Australia	AUD	6,233	4,703,516	4,771,550	(68,034)
Expiring 04/29/16	JPMorgan Chase	AUD	6,233	4,704,731	4,771,550	(66,819)
Expiring 04/29/16	State Street Bank	AUD	6,233	4,706,601	4,771,550	(64,949)
Expiring 04/29/16	UBS AG	AUD	6,233	4,709,749	4,771,550	(61,801)
Brazilian Real,
Expiring 05/03/16	BNP Paribas	BRL	4,024	1,090,072	1,108,983	(18,911)
British Pound,
Expiring 04/28/16	Commonwealth Bank of Australia	GBP	580	819,749	833,095	(13,346)
Expiring 04/28/16	Hong Kong & Shanghai Bank	GBP	3,060	4,399,323	4,395,295	4,028
Expiring 04/28/16	JPMorgan Chase	GBP	8,311	11,756,824	11,937,677	(180,853)
Expiring 04/28/16	Morgan Stanley	GBP	790	1,116,221	1,134,733	(18,512)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/29/16	JPMorgan Chase	GBP	81,060	$ 114,671,420	$ 116,432,578	$ (1,761,158)
Canadian Dollar,
Expiring 04/28/16	Bank of Montreal	CAD	17,843	13,451,644	13,739,128	(287,484)
Expiring 04/28/16	Morgan Stanley	CAD	3,290	2,475,851	2,533,303	(57,452)
Expiring 04/29/16	Bank of Montreal	CAD	37,483	28,258,133	28,861,988	(603,855)
Chinese Yuan,
Expiring 10/21/16	Deutsche Bank AG	CNY	20,542	3,123,000	3,155,729	(32,729)
Expiring 10/21/16	Deutsche Bank AG	CNY	2,435	375,002	374,073	929
Expiring 10/21/16	Hong Kong & Shanghai Bank	CNY	15,260	2,333,415	2,344,290	(10,875)
Expiring 10/21/16	JPMorgan Chase	CNY	21,276	3,251,471	3,268,488	(17,017)
Expiring 10/21/16	JPMorgan Chase	CNY	8,982	1,337,328	1,379,845	(42,517)
Czech Koruna,
Expiring 04/29/16	BNP Paribas	CZK	37,992	1,572,003	1,599,480	(27,477)
Danish Krone,
Expiring 04/29/16	UBS AG	DKK	21,814	3,279,562	3,333,831	(54,269)
Euro,
Expiring 04/28/16	Citigroup Global Markets	EUR	460	515,793	523,869	(8,076)
Expiring 04/28/16	Deutsche Bank AG	EUR	1,135	1,271,291	1,292,590	(21,299)
Expiring 04/29/16	Barclays Capital Group	EUR	160,310	179,265,538	182,573,777	(3,308,239)
Expiring 04/29/16	Citigroup Global Markets	EUR	31,813	35,660,880	36,231,174	(570,294)
Expiring 04/29/16	Morgan Stanley	EUR	160,310	179,474,262	182,573,777	(3,099,515)
Expiring 04/29/16	Royal Bank of Scotland Group PLC	EUR	2,150	2,451,718	2,448,591	3,127
Israeli Shekel,
Expiring 04/27/16	Standard Chartered PLC	ILS	4,041	1,053,057	1,076,271	(23,214)
Japanese Yen,
Expiring 04/28/16	Bank of America	JPY	9,011,023	79,467,540	80,134,638	(667,098)
Expiring 04/28/16	Bank of America	JPY	407,583	3,594,444	3,624,618	(30,174)
Expiring 04/28/16	Bank of Montreal	JPY	140,700	1,249,534	1,251,239	(1,705)
Expiring 04/28/16	Commonwealth Bank of Australia	JPY	9,011,023	79,477,002	80,134,638	(657,636)
Expiring 04/28/16	Commonwealth Bank of Australia	JPY	407,583	3,594,872	3,624,618	(29,746)
Expiring 04/28/16	Goldman Sachs & Co.	JPY	74,100	658,585	658,968	(383)
Expiring 04/28/16	Royal Bank of Scotland Group PLC	JPY	218,300	1,943,557	1,941,333	2,224
Expiring 04/28/16	Standard Chartered PLC	JPY	636,400	5,656,497	5,659,478	(2,981)
Malaysian Ringgit,
Expiring 04/29/16	Bank of America	MYR	13,561	3,385,848	3,467,808	(81,960)
Mexican Peso,
Expiring 04/29/16	Royal Bank of Canada	MXN	84,311	4,793,394	4,866,939	(73,545)
New Zealand Dollar,
Expiring 04/28/16	Westpac Banking Corp.	NZD	6,689	4,537,349	4,616,572	(79,223)
Expiring 04/29/16	Hong Kong & Shanghai Bank	NZD	15,647	10,458,064	10,798,577	(340,513)
Expiring 04/29/16	Hong Kong & Shanghai Bank	NZD	2,568	1,716,387	1,772,272	(55,885)
Expiring 04/29/16	National Australia Bank Ltd.	NZD	15,648	10,480,984	10,799,267	(318,283)
Expiring 04/29/16	National Australia Bank Ltd.	NZD	2,568	1,720,039	1,772,273	(52,234)
Norwegian Krone,
Expiring 04/28/16	Citigroup Global Markets	NOK	5,310	626,216	641,637	(15,421)
Expiring 04/29/16	Royal Bank of Scotland Group PLC	NOK	20,687	2,448,977	2,499,717	(50,740)
Polish Zloty,
Expiring 04/29/16	Hong Kong & Shanghai Bank	PLN	5,109	1,339,589	1,368,623	(29,034)
Singapore Dollar,
Expiring 04/28/16	Royal Bank of Scotland Group PLC	SGD	1,325	966,187	982,929	(16,742)
Expiring 04/28/16	Royal Bank of Scotland Group PLC	SGD	885	656,090	656,522	(432)
Expiring 04/29/16	Citigroup Global Markets	SGD	2,387	1,740,291	1,770,748	(30,457)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 04/29/16	Royal Bank of Scotland Group PLC	ZAR	34,567	$2,246,302	$2,328,044	$(81,742)
Expiring 04/29/16	Royal Bank of Scotland Group PLC	ZAR	34,314	2,229,861	2,311,005	(81,144)
South Korean Won,
Expiring 04/29/16	JPMorgan Chase	KRW	16,322,074	14,067,479	14,261,688	(194,209)
Expiring 04/29/16	JPMorgan Chase	KRW	6,586,540	5,676,730	5,755,100	(78,370)
Swedish Krona,
Expiring 04/28/16	Royal Bank of Scotland Group PLC	SEK	6,230	750,944	768,165	(17,221)
Expiring 04/29/16	UBS AG	SEK	30,307	3,674,181	3,737,014	(62,833)
Swiss Franc,
Expiring 04/28/16	Morgan Stanley	CHF	2,110	2,169,733	2,197,136	(27,403)
Expiring 04/29/16	Morgan Stanley	CHF	6,966	7,163,498	7,253,999	(90,501)
Thai Baht,
Expiring 04/29/16	JPMorgan Chase	THB	130,105	3,700,896	3,695,778	5,118
Turkish Lira,
Expiring 04/28/16	Hong Kong & Shanghai Bank	TRY	3,223	1,106,723	1,134,471	(27,748)
Expiring 04/29/16	UBS AG	TRY	3,392	1,168,895	1,193,611	(24,716)

				$883,487,334	$897,122,158	(13,634,824)

						$(11,913,607)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
HKD	12,400	06/16/21	2.360%	3 month HIBOR(2)	$(38,175)	$ —	$ (38,175)	Goldman Sachs & Co.
HKD	12,400	06/16/26	2.378%	3 month HIBOR(2)	(39,486)	—	(39,486)	JPMorgan Chase
HKD	12,400	06/16/26	2.365%	3 month HIBOR(2)	(38,549)	—	(38,549)	Morgan Stanley
HKD	12,400	06/16/26	2.355%	3 month HIBOR(2)	(37,800)	—	(37,800)	Goldman Sachs & Co.
HKD	9,050	06/16/26	2.240%	3 month HIBOR(2)	(21,302)	3,044	(24,346)	Goldman Sachs & Co.
HKD	9,045	06/16/26	2.240%	3 month HIBOR(2)	(21,290)	6,572	(27,862)	Goldman Sachs & Co.
HKD	7,215	06/16/26	2.240%	3 month HIBOR(2)	(16,982)	2,283	(19,265)	JPMorgan Chase
PLN	18,125	06/15/26	2.290%	6 month WIBOR(2)	(20,558)	—	(20,558)	JPMorgan Chase
PLN	4,640	06/15/26	2.290%	6 month WIBOR(2)	(5,263)	—	(5,263)	JPMorgan Chase
PLN	4,635	06/15/26	2.255%	6 month WIBOR(2)	(1,316)	—	(1,316)	JPMorgan Chase
ZAR	123,625	03/15/18	8.335%	3 month JIBAR(2)	(18,611)	—	(18,611)	JPMorgan Chase
ZAR	123,625	03/15/18	8.233%	3 month JIBAR(2)	(11,022)	—	(11,022)	JPMorgan Chase
ZAR	123,625	03/15/18	8.156%	3 month JIBAR(2)	(5,359)	—	(5,359)	Deutsche Bank AG
ZAR	123,625	03/15/18	8.063%	3 month JIBAR(2)	1,563	—	1,563	JPMorgan Chase

					$(274,150)	$11,899	$(286,049)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized (Depreciation)(3)
Centrally cleared swap agreements:
25,420	03/16/23	1.900%	3 month LIBOR(2)	$70,749	$(875,708)	$(946,457)
2,530	03/16/26	2.130%	3 month LIBOR(2)	11,795	(116,653)	(128,448)
8,875	06/16/26	2.135%	3 month LIBOR(1)	—	(15,482)	(15,482)

				$82,544	$(1,007,843)	$(1,090,387)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Cash of $466 and U.S. Treasury Obligations with a combined market value of $921,190 have been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$4,038,788	$—
Corporate Bonds	—	338,153,955	—
Foreign Government Bonds	—	659,954,169	—
U.S. Government Agency Obligations	—	169,838,293	—
U.S. Treasury Obligations	—	303,710,614	—
Unaffiliated Mutual Fund	73,206,240	—	—
Options Purchased	—	108,725	—
Other Financial Instruments*
Futures Contracts	(1,628,468)	—	—
OTC Forward Foreign Currency Contracts	—	(11,913,607)	—
OTC Interest Rate Swap Agreements	—	(274,150)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,090,387)	—

Total	$71,577,772	$1,462,526,400	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:
Foreign Government Bonds	43.8%
U.S. Treasury Obligations	20.2
U.S. Government Agency Obligations	11.3
Banks	7.4
Unaffiliated Mutual Fund	4.9
Agriculture	2.3
Auto Manufacturers	2.0
Insurance	1.8
Electric	1.2
Diversified Financial Services	1.2
Telecommunications	1.1
Media	1.1
Oil & Gas	1.0
Healthcare-Services	0.7
Beverages	0.5

Real Estate	0.4%
Trucking & Leasing	0.3
Non-Residential Mortgage-Backed Securities	0.3
Foods	0.2
Miscellaneous Manufacturing	0.2
Pipelines	0.2
Advertising	0.2
Environmental Control	0.1
Commercial Services	0.1
Retail	0.1
Holding Companies-Diversified	0.1
Healthcare-Products	0.1
Pharmaceuticals	0.1

102.9
Liabilities in excess of other assets	(2.9)

100.0%

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 95.7%

ASSET-BACKED SECURITIES — 4.4%

Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220		$8,456,819

Non-Residential Mortgage-Backed Securities — 2.6%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	1.126%	(c)	04/25/34	1,242		1,219,141
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170		8,170,148
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%	(c)	04/10/28	1,098		1,121,276
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A^	5.920%		07/14/28	7,073		6,922,728
Greenpoint Manufactured Housing, Series 1999-2, Class A2	3.055%	(c)	03/18/29	2,325		2,012,336
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,707		3,651,703
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2^	3.581%	(c)	06/19/29	1,125		978,750
Greenpoint Manufactured Housing, Series 1999-4, Class A2^	3.925%	(c)	02/20/30	900		783,000
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.929%	(c)	02/20/32	1,200		1,089,291
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.936%	(c)	03/13/32	2,125		1,903,990
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.703%	(c)	03/26/29	10,500		9,135,000
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	2.035%	(s)	03/22/32	6,700		6,257,552
Northstar Education Finance, Inc., Series 2007-1, Class A6	2.484%	(s)	01/29/46	5,925		5,242,493
SLM Student Loan Trust, Series 2005-6, Class B	0.909%	(c)	01/25/44	2,342		1,834,624
SLM Student Loan Trust, Series 2007-7, Class B	1.369%	(c)	10/25/28	4,150		3,297,303
SLM Student Loan Trust, Series 2008-5, Class A4	2.319%	(c)	07/25/23	740		742,799
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A^	—%	(p)	09/18/46	63,950		8,761,150
Social Professional Loan Program LLC, Series 2015-C, Class R, 144A*^	—%		08/25/36	—	(r)	8,225,000
South Carolina Student Loan Corp., Series 2010-1, Class A3	1.669%	(c)	10/27/36	2,700		2,594,808
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,283		1,306,981
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	1,037		1,069,538

						76,319,611

Residential Mortgage-Backed Securities — 1.5%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.393%	(c)	05/25/34	6,374		6,268,047
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.923%	(c)	10/25/35	5,000		4,001,335

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	1.003%	(c)	09/25/34	448	$440,167
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	1.183%	(c)	07/25/44	8,579	8,186,312
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.030%	(c)	04/25/35	3,541	3,414,542
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.763%	(c)	07/25/36	990	820,538
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.577%	(c)	11/15/36	187	145,414
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.586%	(c)	11/15/36	358	277,609
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%	(c)	11/25/32	3,719	3,760,649
RAMP Series Trust, Series 2006-RZ4, Class A3	0.703%	(c)	10/25/36	3,350	2,843,361
Renaissance Home Equity Loan Trust, Series 2005-3, Class AV3	0.813%	(c)	11/25/35	10,980	9,554,288
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.673%	(c)	11/25/36	3,191	1,262,383
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	1.183%	(c)	01/25/35	2,383	2,106,547

					43,081,192

TOTAL ASSET-BACKED SECURITIES (cost $127,659,082)					127,857,622

BANK LOANS(c) — 2.7%

Aerospace & Defense — 0.1%
Accudyne Industries LLC (Luxembourg), Initial Loan	4.000%		12/13/19	977	848,308
B/E Aerospace, Inc., Term Loan B-1	4.000%		12/16/21	781	781,618

					1,629,926

Airlines — 0.1%
American Airlines, Inc., Initial Term Loan	3.250%		06/27/20	2,358	2,343,630

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Term Loan	3.750%		10/09/19	400	396,000
Brickman Group Ltd. (The), Term Advance B	4.000%		12/18/20	1,158	1,136,104
Monitronics International, Inc., Replacement First-Lien Term Loan	4.250%		03/23/18	1,332	1,256,059

					2,788,163

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan	3.500%		04/16/20	1,659	1,654,700

Diversified Financial Services — 0.1%
Flying Fortress, Inc., Term Loan B	3.500%		04/30/20	1,490	1,487,206
Nielsen Finance LLC, Initial Term Loan	3.441%		04/15/21	1,821	1,823,351

					3,310,557

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche Term Loan B-1	3.750%		06/30/19	2,549	2,375,792
Telesat Canada, Inc. (Canada), Facility B	3.500%		03/08/19	1,444	1,435,062

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Diversified Telecommunication Services (cont’d.)
Virgin Media Investment Holdings Ltd., New Loans	3.500%	06/30/23	3,623	$3,588,544

				7,399,398

Electric Utilities
EFS Cogen Holdings I LLC, Term Loan C-1^	3.750%	12/17/20	681	669,446

Energy Equipment & Services — 0.2%
Energy Future Intermediate Holding Co. LLC, Second New Term Loan B	4.250%	06/09/16	5,340	5,331,098

Health Care Providers & Services — 0.3%
Air Medical Group Holdings, Inc., Term Loan B	4.250%	04/16/22	1,489	1,449,206
Envision Healthcare Corp., Initial Dollar Term Loan	4.250%	05/25/18	1,178	1,176,866
MPH Acquisition Holdings LLC, U.S. Term Loan B-2	3.750%	03/31/21	3,004	2,972,757
Radnet Management, Inc., Initial Tranche Term Loan B-2	4.271%	10/10/18	2,693	2,641,848

				8,240,677

Hotels, Restaurants & Leisure — 0.3%
Aristocrat International Pty Ltd. (Australia), Initial Term Loan, First Lien	4.750%	10/20/21	394	394,296
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Dollar Term Loan B-2	3.500%	10/25/20	2,435	2,434,021
Landry’s, Inc., Refinancing Term Loan	4.000%	04/19/18	1,981	1,971,130
Restaurant Brands International, B2 Facility	3.750%	12/12/21	3,379	3,373,479
Station Casinos LLC, Term Loan	4.250%	02/22/20	284	283,126

				8,456,052

IT Services — 0.1%
First Data Corp., Initial Term Loan	3.932%	03/24/18	2,833	2,824,674
First Data Corp., Term Loan B	3.932%	09/24/18	350	348,833

				3,173,507

Life Sciences Tools & Services — 0.1%
Patheon Inc., Initial Dollar Term Loan	4.250%	03/11/21	3,217	3,094,597

Machinery — 0.1%
Gardner Denver, Inc., Other Term Loan	4.250%	07/30/20	1,999	1,803,872

Media — 0.2%
Univision Communications, Inc., Tranche B Term Loan F-1	4.000%	03/01/20	3,944	3,901,403
Ziggo BV (Netherlands), Term Loan B-1	3.500%	01/15/22	1,002	989,179
Ziggo BV (Netherlands), Term Loan B-2	3.508%	01/15/22	646	637,446
Ziggo BV (Netherlands), Term Loan B-3	3.601%	01/15/22	1,062	1,048,370

				6,576,398

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan B-2	4.250%	06/30/19	2,852	2,403,673
Schaeffler AG, B3 Facility	4.250%	05/12/20	508	508,221

				2,911,894

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Multiline Retail — 0.1%
Dollar Tree, Inc., Term Loan	3.500%		07/06/22	1,821	$1,821,669
Neiman Marcus Group, Inc. (The), New Term Loan	4.250%		10/25/20	2,720	2,485,748

					4,307,417

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Tranche Term Loan B-2	7.500%		04/16/20	3,283	1,673,411

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International Inc., Initial Term Loan	4.000%		03/13/22	2,812	2,649,056

Retail & Merchandising — 0.1%
J. Crew Group, Inc., Tranche Term Loan B	4.000%		03/05/21	487	378,211
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,896	1,890,843

					2,269,054

Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan	5.000%		07/02/22	2,888	2,743,209
Party City Holdings Inc., Loan	4.250%		08/06/22	3,240	3,206,144
PetSmart, Inc., B1 Facility	4.250%		03/10/22	1,177	1,171,092

					7,120,445

TOTAL BANK LOANS (cost $81,014,598)					77,403,298

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,107,329
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.663%	(c)	12/25/36	2,824	2,446,984
BBCCRE Trust, Series 2015-GTP, Class E, 144A^	4.715%	(c)	08/10/33	5,190	3,925,275
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ	5.273%		12/11/38	3,100	2,968,913
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 144A	6.410%	(c)	11/15/19	1,000	992,502
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.570%	(c)	01/15/46	4,820	4,434,400
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.531%	(c)	01/15/46	85	85,103
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.436%	(c)	02/15/31	3,340	3,142,095
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	5,445,056
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.345%	(c)	12/10/49	1,630	1,292,621
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	329,765
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	977,330
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	423,742
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.253%	(c)	10/10/46	190	195,432
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.253%	(c)	10/10/46	490	417,477

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086%	(c)	04/12/35	1,650	$1,682,052
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.343%	(c)	05/10/47	42,539	2,589,438
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.533%	(c)	06/15/34	4,760	4,438,615
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(c)	02/10/34	4,660	4,208,223
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	2,790	2,343,799
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	1,379	1,411,337
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(c)	09/15/40	1,530	1,408,163
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AJ	5.538%	(c)	09/15/39	1,530	1,479,810
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F, 144A	4.933%	(c)	03/15/17	4,010	3,867,438
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%		11/15/48	2,200	1,255,976
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%		11/15/48	1,000	462,529
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.259%	(c)	09/15/38	6,200	5,971,504
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	3,570	3,763,017
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,043,109
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	450	482,237
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.789%	(c)	05/08/31	2,940	2,809,854
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.387%	(c)	02/25/17	14,759	206,576
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.395%	(c)	03/25/24	108,287	1,882,637
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	630	636,491
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.162%	(c)	04/25/20	2,924	98,943
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.627%	(c)	07/25/21	6,694	470,178
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.550%	(c)	10/25/21	438	30,401
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	63,005	605,470
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.683%	(c)	06/25/21	5,409	5,236,146
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.683%	(c)	06/15/33	2,733	2,520,457
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.733%	(c)	05/15/34	5,211	4,563,011
GE Business Loan Trust, Series 2006-2A, Class A	0.511%	(c)	11/15/34	5,152	4,876,524
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	1.012%	(c)	09/16/57	26,315	2,292,833
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.754%	(c)	03/16/47	47,449	2,377,093
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.410%	(c)	03/16/55	30,419	1,379,942
Government National Mortgage Assoc., Series 2015-67, Class A	2.500%		03/16/50	3,872	3,943,228
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777%		05/10/50	6,760	7,065,205

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.150%	(c)	05/10/50	4,210	$4,063,275
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,701	2,484,466
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.987%	(c)	08/10/45	14,180	13,509,738
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.927%	(c)	08/10/46	700	570,719
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,210	1,328,377
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.570%	(c)	11/10/48	2,000	1,299,604
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.570%	(c)	11/10/48	1,100	577,935
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.658%	(c)	11/15/16	6,720	6,317,840
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.764%	(c)	12/12/44	1,703	1,699,306
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47	8,380	7,651,532
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.889%	(c)	02/12/49	1,390	1,181,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.207%	(c)	02/15/51	255	245,756
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.658%	(c)	10/15/19	2,400	2,220,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.733%	(c)	08/15/27	570	563,080
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.215%	(c)	11/15/45	840	864,122
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050%	(c)	01/15/47	540	586,308
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(c)	11/15/47	3,310	3,503,862
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.772%	(c)	08/15/48	4,900	4,985,699
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(c)	03/20/20	10,610	10,811,209
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 144A	3.127%	(c)	04/20/23	10,542	10,894,271
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802%	(c)	08/12/43	1,305	1,282,575
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(c)	09/12/49	7,380	6,351,981
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	361,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.384%	(c)	04/15/48	3,870	3,523,385
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	2,921,767
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,790	5,496,845
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	7,200	6,630,679
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.536%	(c)	06/14/31	1,200	1,199,202

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825%	(c)	07/15/45	1,313	$1,284,677
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.641%	(c)	12/15/43	432	409,104
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660%	(c)	04/15/47	1,609	1,592,581
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.433%	(c)	07/15/46	569	599,326
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	418,576
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,507,065
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.671%	(c)	06/15/45	16,709	1,159,407
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.275%	(c)	05/15/45	3,755	3,256,379
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.132%	(c)	06/15/46	1,000	857,570
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.431%	(c)	03/15/47	11,903	745,557
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.471%	(c)	11/15/47	3,570	3,458,704

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $240,942,611)					229,002,188

CORPORATE BONDS — 35.2%

Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	2,010,385
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,700,293
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	900	958,921
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	248,924
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,563,414
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	516,323
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,099,717
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	1,710	1,852,773

					11,950,750

Agriculture — 1.2%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,590	3,708,301
Altria Group, Inc., Gtd. Notes(a)	5.375%		01/31/44	2,490	3,042,309
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,270	5,276,132
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	70	123,101
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	1,260	2,308,132
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,420	1,424,081
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	1,710	1,760,984
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.900%		11/15/21	2,480	2,621,422
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	1,930	2,074,779
Reynolds American, Inc., Gtd. Notes(a)	3.250%		06/12/20	501	523,923
Reynolds American, Inc., Gtd. Notes	5.850%		08/15/45	6,360	7,766,584
Reynolds American, Inc., Gtd. Notes	6.150%		09/15/43	1,190	1,463,936
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	2,470	2,951,312

					35,044,996

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%		02/10/24	1,746	$2,008,465
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		06/17/21	780	875,670
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	443	464,984

					3,349,119

Auto Manufacturers — 0.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,060	4,085,334
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,980	4,996,305
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	200	198,674
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%		01/15/21	3,410	3,485,381
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	700	792,385
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,856,748
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	1,021,287
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	420	448,578
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	450	450,811
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	220	223,661
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	460	451,660
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	200	201,123
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,430	1,477,944
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	730	731,933
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%		10/05/17	3,180	3,185,501

					23,607,325

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%		11/15/23	1,760	1,799,600
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(a)	6.750%		11/15/22	2,010	2,185,875

					3,985,475

Banks — 10.0%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	1,954,042
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	4,700	4,606,000
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,130	2,166,018
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	3,180	3,253,585
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,377,904
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	520,684
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,436,969
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	3.875%		08/01/25	2,350	2,435,639
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,030	4,227,305
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,381,173
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	6,800	7,409,736
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		05/13/21	2,800	3,107,692
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	4,630	5,109,909
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	520	584,331
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,640	1,760,492

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	$1,551,255
Bank of America Corp., Sub. Notes	6.050%		05/16/16	320	322,205
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,490,659
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	1,900	1,923,427
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,521,925
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	410	425,375
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,480	2,492,400
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	457,109
Citigroup, Inc., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	630	618,975
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	1,510	1,454,790
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	5,930	5,707,625
Citigroup, Inc., Jr. Sub. Notes	5.350%	(c)	04/29/49	1,160	1,070,100
Citigroup, Inc., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,710	2,602,909
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	8,230	8,618,736
Citigroup, Inc., Sub. Notes(a)	4.050%		07/30/22	300	312,211
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,129,834
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,740	3,763,353
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	480	502,225
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	7,036,407
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	989	1,109,055
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	870	955,290
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	4,040	4,159,580
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,600	1,730,339
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,422,964
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	2,100	2,446,611
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,285	3,941,671
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	4,290	4,730,583
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	4,715,791
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	2,695	1,928,273
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	1,480	1,546,924
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	4.250%		10/21/25	2,190	2,226,764
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.900%		07/19/18	300	307,005
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	2,610	2,736,635
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,474,569
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,327,110
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	6,058,596
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20	3,750	4,275,341
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	346,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	8,666,059
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	2,850	2,895,267

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	$764,439
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	237,893
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375%	(c)	12/29/49	2,900	2,693,375
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,898,366
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	2,560	2,646,564
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,616,613
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,544,207
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	2,942,158
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	5.017%		06/26/24	5,710	5,347,090
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.250%		09/23/22	1,300	1,355,813
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	97,423
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	688,407
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	1,338,426
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	761,450
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	4,470	4,488,506
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,256
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,000,224
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	1,960	2,062,918
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.500%		11/04/24	4,800	4,822,378
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	5,030	5,048,863
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	547,393
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,654,065
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	838,588
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,953,647
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648%	(c)	08/29/49	420	491,400
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	2,700	3,029,284
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	5,797,182
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	2,937,120
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,442,642
Royal Bank of Scotland NV (Netherlands), Gtd. Notes	4.650%		06/04/18	950	977,082
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	525,756
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	7,120	6,410,364
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,549,523
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,450	2,453,494
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570%	(c)	03/29/49	8,290	8,186,375
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	775,151
Wells Fargo & Co., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,330	1,420,174
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%	(c)	06/15/16	1,820	1,831,386
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	5,840	6,479,608
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,658,293
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,070	7,501,581

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.900%	11/17/45	3,660	$ 3,928,432
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	2,830	2,909,121
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%	11/15/17	3,970	4,258,659

				290,255,289

Beverages — 2.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	2,310	2,373,726
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	3,960	4,116,907
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	15,130	15,910,905
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.900%	02/01/46	11,580	12,941,368
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	5,600	5,646,749
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	610	683,959
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	2,880	3,247,520
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,750	1,789,375
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,904,149
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	340,233
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	630,991
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%	11/01/18	842	980,740
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	5,580	6,023,420
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%	01/15/42	940	1,014,277

				58,604,319

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	770	810,062
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.375%	05/15/43	630	717,449
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	1,650	1,729,987
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	3,560	3,741,332
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45	1,860	2,011,281
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	145,261
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	2,410	2,560,948
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	2,800	3,004,221
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	650	688,486
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	2,260	2,473,778

				17,882,805

Chemicals — 0.3%
Axiall Corp., Gtd. Notes	4.875%	05/15/23	250	244,217
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	4,170	4,034,892
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	474,724
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	580	619,644
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	902,364
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,127,213
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,552,365

				8,955,419

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Coal
Murray Energy Corp., Sec’d. Notes, 144A	11.250%		04/15/21	2,800	$371,000

Commercial Services — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%		11/01/42	440	434,413
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%		11/03/20	1,850	2,003,853
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	810	805,780
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	570	596,363

					3,840,409

Diversified Financial Services — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	2,760	2,746,200
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	4,072	4,509,740
American Express Co., Sub. Notes(a)	6.800%	(c)	09/01/66	4,110	4,120,275
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	2,510	2,685,273
GE Capital International Funding Co., Gtd. Notes, 144A(a)	2.342%		11/15/20	8,758	8,972,046
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	5,789	6,289,129
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	3,730	4,278,362
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,630	5,714,450
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%		02/01/43	260	265,690
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,920	1,910,400
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25	1,140	1,105,800
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25	5,850	6,106,669
Visa, Inc., Sr. Unsec’d. Notes	4.300%		12/14/45	2,710	2,964,762

					51,668,796

Electric — 1.4%
AES Corp. (The), Sr. Unsec’d. Notes(a)	7.375%		07/01/21	2,361	2,644,320
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%		09/15/37	2,610	3,403,469
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%		01/15/24	1,820	1,911,000
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%		06/15/38	670	841,707
Duke Energy Progress, Inc., First Mortgage	2.800%		05/15/22	1,490	1,528,813
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18	920	928,763
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%		03/15/23	3,540	3,685,041
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	10,860	13,190,198
Majapahit Holding BV (Indonesia), Gtd. Notes, REGS	7.750%		01/20/20	330	377,025
Miran Mid-Atlantic Pass-Through Trust, Pass-Through Certificates	10.060%		12/30/28	4,833	4,687,525
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%		03/01/37	2,770	3,442,323
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%		03/01/34	2,220	2,830,804
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%		10/15/18	780	904,413
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	1,020	1,099,029

					41,474,430

Engineering & Construction
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%		05/08/42	320	337,488

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%		05/15/24	1,430	1,495,631

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	$472,064

				1,967,695

Foods — 0.6%
Kraft Foods Group, Inc., Gtd. Notes	3.500%	06/06/22	1,460	1,534,672
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	3,247	3,624,431
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	3.950%	07/15/25	1,530	1,627,980
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	1,390	1,532,991
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	5.200%	07/15/45	900	1,007,000
Kraft Heinz Foods Co., Sec’d. Notes, 144A	4.875%	02/15/25	346	381,174
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	420	553,443
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	845,058
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	3,600	3,865,140
Tyson Foods, Inc., Gtd. Notes(a)	5.150%	08/15/44	600	670,859
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	484,793
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,345,497
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	72,894

				17,545,932

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	510,555
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	955	1,011,219

				1,521,774

Healthcare-Products — 0.4%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	1,680	1,788,536
Becton Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	702,105
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,, Gtd. Notes, 144A	5.625%	10/15/23	130	117,975
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	369,430
Medtronic, Inc., Gtd. Notes(a)	3.500%	03/15/25	5,710	6,094,517
Medtronic, Inc., Gtd. Notes	4.450%	03/15/20	1,150	1,277,875
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.600%	08/15/21	1,130	1,169,238
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.450%	08/15/45	810	797,213

				12,316,889

Healthcare-Services — 0.8%
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	2,550	2,563,482
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	635	718,299
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.000%	05/01/25	10	9,900
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	410	414,100
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	255,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,100	2,306,850
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	800	824,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,630,800
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	550	566,844
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	1,050	1,081,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	1,420	1,455,500
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,266,525
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,063,642

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	$553,994
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	960	919,200
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	1,900	1,954,625
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	10,071
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	608,929
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	680	732,688
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	500	573,346
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,885,100
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	1,220	1,324,614

				22,719,009

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,695,400

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	810	860,625

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	820	842,319
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,640	1,700,862
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	1,340	1,401,699

				3,944,880

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	655,080
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	2,330	2,327,223
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	579,491
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,170	1,221,473
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,800	3,925,400
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	1,500	1,666,833
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,020	1,220,912
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	2,500	2,678,873
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	340	345,238

				14,620,523

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%	12/05/44	3,380	3,894,402
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	120	125,633
Netflix, Inc., Sr. Unsec’d. Notes	5.875%	02/15/25	680	715,700

				4,735,735

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	1,420	1,313,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.500%	03/01/21	790	778,150
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.250%	02/25/22	740	732,230
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39	690	600,300
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	3,140	2,479,658

				5,903,838

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time — 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	4.625%	11/15/20	710	$713,550
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	5.250%	11/15/19	880	897,600

				1,611,150

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	1,690	1,751,178

Machinery-Diversified
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	508,765
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%	04/17/19	140	142,923
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	648,013

				1,299,701

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes(a)	4.500%	02/15/21	490	540,191
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	295,013
21st Century Fox America, Inc., Gtd. Notes(a)	6.900%	08/15/39	265	329,923
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	3,835	3,844,587
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	2,130	2,226,421
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	150	158,222
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	130	143,515
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	3,350	3,727,632
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	113,107
Comcast Corp., Gtd. Notes	3.375%	02/15/25	490	520,705
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,610	1,712,551
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	200,840
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	564,445
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	197,016
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,100	2,281,270
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,270	1,721,438
Comcast Corp., Gtd. Notes	6.550%	07/01/39	550	746,461
Comcast Corp., Gtd. Notes(a)	6.950%	08/15/37	1,260	1,769,370
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	33,025
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	406,925
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	5,115	4,693,013
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,406,505
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	738,014
Numericable-SFR (France), Sr. Sec’d. Notes, 144A(a)	6.000%	05/15/22	3,710	3,617,250
Numericable-SFR (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	720	698,040
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	2,095	2,213,552
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	900,939
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	257,845
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,590	1,645,518
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	290	317,793
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	950	1,114,349
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,180	2,537,901
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	800,331
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,090	1,199,844
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	782,984
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,370	1,583,593

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	4,860	$6,239,511
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/22	2,028	2,149,680
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	567,722
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	460	470,868
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21	252	262,710

					56,730,619

Mining — 1.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	994	968,047
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%		04/01/19	1,188	1,297,517
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,010	1,032,529
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	950	977,123
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,600	1,627,690
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%		04/01/19	4,540	5,107,727
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75	4,070	4,070,000
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.700%		10/25/17	8,020	7,859,600
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%		01/15/19	1,100	1,006,500
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%		04/16/20	2,640	2,349,600
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%		09/20/21	2,130	2,210,740
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%		07/15/18	490	534,945
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%		05/01/19	470	556,170
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%		12/14/18	620	622,300
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%		11/08/42	5,160	4,238,161

					34,458,649

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	1.500%		11/02/17	750	750,763
Eaton Corp., Gtd. Notes	2.750%		11/02/22	4,950	4,952,460
Eaton Corp., Gtd. Notes	4.150%		11/02/42	1,690	1,696,588
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	600	669,751
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%		01/07/21	1,413	1,597,713
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	2,507	3,630,128
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	682	760,670
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	98	111,802
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	540	703,567
General Electric Co., Sub. Notes	5.300%		02/11/21	1,051	1,220,578

					16,094,020

Oil & Gas — 3.3%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	190	205,729
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%		03/15/21	1,250	1,263,259

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.375%	09/15/17	4,160	$4,359,576
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,273,880
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	1,805,615
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,034,907
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	479,750
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	620	629,392
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	178,994
California Resources Corp., Gtd. Notes	5.500%	09/15/21	110	24,200
California Resources Corp., Gtd. Notes(a)	6.000%	11/15/24	3,790	852,750
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	3,260	1,255,100
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	54,950
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	5,841,776
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,807,470
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	470	522,640
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	690	577,013
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	293,037
Devon Energy Corp., Sr. Unsec’d. Notes(a)	2.250%	12/15/18	1,000	933,289
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,048,004
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	2,290	1,709,180
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	109,648
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,046,305
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%	01/15/19	180	181,965
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	650,877
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	20	19,612
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%	06/26/26	1,840	1,674,400
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	5.875%	05/28/45	3,320	2,613,504
Ensco PLC, Sr. Unsec’d. Notes	4.700%	03/15/21	1,270	886,295
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	50	28,000
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,380	2,435,837
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,728,289
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	2,150	2,362,196
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,220	1,332,778
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	900	775,066
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	3,660	4,027,881
Occidental Petroleum Corp.	3.400%	04/15/26	1,610	1,625,375
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	454,520
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	4.625%	06/15/45	1,570	1,635,023
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,480	7,009,822
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,172,744
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%	03/17/24	2,690	2,151,193
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,055,243
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	4,290	3,976,830
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	2,400	2,304,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	6.875%	08/04/26	1,900	2,056,750
Pride International, Inc., Gtd. Notes	6.875%	08/15/20	440	321,200
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	1,190	1,035,300
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,440	1,321,200
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	3,740	3,169,650
Range Resources Corp., Gtd. Notes, 144A	4.875%	05/15/25	300	262,500

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%		05/11/35	1,370	$1,403,749
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		03/25/20	2,940	3,209,507
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.375%		05/11/45	2,010	2,015,775
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%		05/17/17	1,880	1,903,408
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%		04/10/24	3,030	3,233,419
Statoil ASA (Norway), Gtd. Notes	3.125%		08/17/17	1,000	1,026,651
Transocean, Inc., Gtd. Notes	5.800%		12/15/16	210	209,370
Transocean, Inc., Gtd. Notes(a)	6.000%		03/15/18	1,630	1,532,200
Whiting Petroleum Corp., Gtd. Notes	5.000%		03/15/19	320	221,600
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%		04/01/23	1,310	880,975

					95,211,168

Oil & Gas Services — 0.4%
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%		11/15/18	2,250	2,521,897
Freeport-McMorgan Oil & Gas, Gtd. Notes	6.500%		11/15/20	290	232,000
Freeport-McMorgan Oil & Gas, Gtd. Notes	6.875%		02/15/23	2,696	2,062,440
Halliburton Co., Sr. Unsec’d. Notes	2.700%		11/15/20	870	883,245
Halliburton Co., Sr. Unsec’d. Notes	3.800%		11/15/25	2,690	2,694,156
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	2,060	2,088,500
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	1,590	1,641,564
SESI LLC, Gtd. Notes	7.125%		12/15/21	590	445,450

					12,569,252

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.634%	(c)	12/15/19	1,730	1,704,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21	1,545	1,599,075
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	590	598,212
WestRock RKT Co., Gtd. Notes	4.000%		03/01/23	370	379,019

					4,280,356

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	3,650	3,666,892
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,160	1,204,262
Actavis Funding SCS, Gtd. Notes(a)	3.800%		03/15/25	2,470	2,570,635
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	60	61,819
Actavis Funding SCS, Gtd. Notes(a)	4.750%		03/15/45	770	809,813
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%		06/23/45	310	329,464
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,680	2,807,228
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%		02/10/25	1,920	1,965,471
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%		03/15/19	1,530	1,741,425
Valeant Pharmaceuticals International Inc., Gtd. Notes, 144A	5.375%		03/15/20	3,120	2,542,800
Valeant Pharmaceuticals International Inc., Gtd. Notes, 144A(a)	7.500%		07/15/21	390	324,917
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	220	229,876

					18,254,602

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	8.375%	(c)	08/01/66	2,700	$2,133,000
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	753,931
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	183,685
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	920,471
MPLX LP, Gtd. Notes, 144A	4.875%		12/01/24	1,950	1,800,312
MPLX LP, Gtd. Notes, 144A	4.875%		06/01/25	1,520	1,385,983
MPLX LP, Gtd. Notes, 144A	5.500%		02/15/23	920	890,605
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	414,698
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,389,231
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	422,565
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%		03/01/32	2,150	2,272,384
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	7.850%		02/01/26	3,380	3,865,767
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,000,188
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	3,063	2,832,476
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	410	364,900

					20,630,196

Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC /Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A(a)	3.750%		09/17/24	5,750	5,852,390

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%		04/01/22	2,060	2,142,400
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22	7,140	7,333,501
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	1,260	1,359,697
CVS Health Corp., Sr. Unsec’d. Notes	4.875%		07/20/35	1,700	1,895,447
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	3,980	4,609,326
CVS Health Corp., Sr. Unsec’d. Notes	5.750%		06/01/17	545	574,174
CVS Pass-Through Trust, Pass-Through Certificates	6.036%		12/10/28	830	929,094
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	717	828,485
Dollar Tree, Inc., Gtd. Notes, 144A(a)	5.750%		03/01/23	1,650	1,749,000
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	2,050	2,171,241
QVC, Inc., Sr. Sec’d. Notes	5.950%		03/15/43	110	95,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%		02/15/18	440	480,131
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%		04/15/38	340	460,125

					24,628,550

Savings & Loans
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	3.900%		07/21/25	930	981,548

Semiconductors — 0.1%
Intel Corp., Sr. Unsec’d. Notes(a)	3.700%		07/29/25	750	821,495
Intel Corp., Sr. Unsec’d. Notes	4.900%		07/29/45	450	504,706
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%		02/01/25	460	372,887
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%		01/15/26	670	529,300
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%		06/15/17	220	234,512

					2,462,900

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software — 0.4%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	$1,293,037
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,860	1,994,850
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	2,640	2,666,400
First Data Corp., Sr. Sec’d. Notes, 144A(a)	5.375%	08/15/23	1,054	1,080,350
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	221	232,381
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	3,128,156

				10,395,174

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,135,489
America Movil SAB de CV (Mexico), Gtd. Notes(a)	5.625%	11/15/17	1,000	1,064,306
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	928,516
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	10,740	10,765,164
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,710	1,566,524
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	251,259
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,339,220
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41	1,510	1,620,823
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	3,330	3,382,444
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,132,262
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	460	719,015
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,037,500
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,560	1,220,700
Sprint Corp., Gtd. Notes	7.625%	02/15/25	4,940	3,667,950
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23	1,840	1,407,214
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,681,999
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	80	84,459
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16	110	111,179
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	225	223,622
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	380	419,529
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,760	1,954,668
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	3,690	4,259,046
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	4,970	6,113,095
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	21,176	27,893,599
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,440	2,238,212

				77,217,794

Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19	2,410	2,410,000

TOTAL CORPORATE BONDS (cost $1,015,913,526)				1,025,999,167

FOREIGN GOVERNMENT BONDS — 7.0%
Brazil Notas do Tesouro Nacional (Brazil), Notes	6.000%	08/15/50	BRL 8,439	6,361,370
Brazil Notas do Tesouro Nacional (Brazil), Sr. Notes	10.000%	01/01/17	BRL 46,546	12,620,505

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23		670	$574,525
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%		01/27/45		3,470	2,776,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		3,850	3,320,625
China Government Bond (China), Sr. Unsec’d. Notes	3.310%		11/30/25	CNY	61,500	9,059,806
China Government Bond (China), Sr. Unsec’d. Notes	3.380%		11/21/24	CNY	19,500	2,903,569
China Government Bond (China), Sr. Unsec’d. Notes	3.390%		05/21/25	CNY	15,000	2,232,368
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%		02/26/44		2,850	2,835,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		270	272,178
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Regs	3.750%		04/25/22		3,640	3,669,360
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Regs	4.875%		05/05/21		1,067	1,148,843
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Regs	5.375%		10/17/23		340	372,984
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Regs	5.875%		03/13/20		360	400,389
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN	466,474	30,401,998
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	531,246	32,225,324
Mexican Bonos (Mexico), Bonds	8.000%		06/11/20	MXN	11,549	738,388
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	108,510	8,062,712
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23		2,740	2,870,150
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	5.550%		01/21/45		11,290	12,503,675
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	5.625%		11/18/50		2,310	2,598,750
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	6.550%		03/14/37		610	759,450
Poland Government Bond (Poland), Bonds	2.000%		04/25/21	PLN	6,770	1,800,163
Poland Government Bond (Poland), Bonds	2.500%		07/25/26	PLN	51,230	13,319,869
Poland Government Bond (Poland), Bonds	3.250%		07/25/25	PLN	101,510	28,374,510
Poland Government International Bond (Poland), Sr. Unsec’d. Notes(a)	4.000%		01/22/24		6,490	6,929,373
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, 144A	5.125%		10/15/24		6,090	6,127,514
Russian Foreign Bond (Russia), Regs	7.500%	(c)	03/31/30		1,752	2,138,525
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	(c)	03/31/30		1,633	1,993,014
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, Regs	4.500%		04/04/22		1,400	1,434,219
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43		2,820	2,616,255
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,077	1,161,980

TOTAL FOREIGN GOVERNMENT BONDS (cost $231,690,576)						204,604,141

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.9%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.634%	(c)	09/25/35		464	352,014
Alternative Loan Trust, Series 2005-J4, Class M2	1.073%	(c)	07/25/35		5,607	5,128,050

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	1.113%	(c)	02/25/45	4,355	$4,059,069
Banc of America Funding, Series 2005-F, Class 2A1	2.913%	(c)	09/20/35	68	50,882
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.601%	(c)	09/29/36	10,281	9,785,774
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.881%	(c)	09/25/33	289	282,243
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.333%	(c)	01/25/36	1,088	964,180
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.853%	(c)	09/25/35	184	167,340
BCAP LLC Trust, Series 2006-AA1, Class A1	0.623%	(c)	10/25/36	2,858	2,198,064
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.333%	(c)	11/25/34	11,935	10,063,797
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	1.173%	(c)	11/25/34	102	98,834
Bear Stearns ARM Trust, Series 2005-12, Class 11A1	2.732%	(c)	02/25/36	488	371,521
Bear Stearns ARM Trust, Series 2005-12, Class 24A1	2.727%	(c)	02/25/36	158	143,538
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.533%	(c)	10/25/33	304	281,092
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.733%	(c)	08/25/35	296	262,936
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.723%	(c)	10/25/35	289	254,299
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.633%	(c)	01/25/36	485	405,053
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.663%	(c)	07/25/36	490	438,026
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.580%	(c)	02/25/36	1,198	1,181,188
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.671%	(c)	11/20/34	182	171,460
CSMC, Series 2015-2R, Class 3A1, 144A	0.646%	(c)	04/27/36	8,845	8,083,517
CSMC, Series 2015-2R, Class 7A1, 144A	2.912%	(c)	08/27/36	8,010	8,007,449
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.420%	(c)	04/15/36	37,074	11,922,822
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(x)	5.683%	(c)	10/25/23	12,230	12,679,920
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2(x)	4.833%	(c)	01/25/24	18,980	19,015,673
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2(x)	3.033%	(c)	05/25/24	16,420	14,589,466
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2(x)	3.433%	(c)	07/25/24	27,860	25,594,241
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	3,677	321,128
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	3,889	356,623
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	2,847	460,114
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	3,107	554,383
Fannie Mae REMICS, Series R007, Class ZA	6.000%		05/15/36	3,556	4,044,741
Fannie Mae REMICS, Series 2004-38, Class FK	0.783%	(c)	05/25/34	780	780,559

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.047%	(c)	04/25/40	2,254	$414,825
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	1,055	1,132,328
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	8,028,836
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.097%	(c)	01/25/41	2,030	381,628
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	38,533	41,366,352
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	348	373,625
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.267%	(c)	10/25/26	2,718	452,430
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	521	581,922
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	2,039	2,328,049
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	864	1,009,696
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.217%	(c)	02/25/41	367	52,955
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.567%	(c)	07/25/42	2,521	534,960
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%		03/25/42	196	179,503
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.217%	(c)	03/25/42	2,254	409,116
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,468	262,795
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	294	269,255
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.167%	(c)	07/25/42	180	35,067
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	6,051	621,173
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	3,647	413,101
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.717%	(c)	11/25/42	2,123	432,808
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.717%	(c)	11/25/42	1,065	224,753
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.717%	(c)	11/25/42	1,664	388,228
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.717%	(c)	12/25/42	983	187,095
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.717%	(c)	12/25/42	515	104,369
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.717%	(c)	12/25/42	1,425	335,355
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	2,799	264,322
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	2,619	3,023,231
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	6,436	7,192,819
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.717%	(c)	03/25/42	9,508	1,470,156
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	3,980	371,413
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	14,091	1,527,527
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.717%	(c)	09/25/41	7,345	1,094,067
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.633%	(c)	08/25/55	4,573	258,521

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2015-56, Class AS, IO	5.717%	(c)	08/25/45	1,147	$304,631
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,479	8,334,886
Freddie Mac REMICS, Series 3242, Class SC, IO	5.857%	(c)	11/15/36	721	129,065
Freddie Mac REMICS, Series 3368, Class AI, IO	5.597%	(c)	09/15/37	1,798	328,825
Freddie Mac REMICS, Series 3621, Class SB, IO	5.797%	(c)	01/15/40	365	64,275
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,868	3,139,079
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,625,444
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,838	12,255,356
Freddie Mac REMICS, Series 3947, Class SG, IO	5.517%	(c)	10/15/41	8,143	1,358,731
Freddie Mac REMICS, Series 4054, Class SA, IO	5.617%	(c)	08/15/39	1,715	296,172
Freddie Mac REMICS, Series 4076, Class SW, IO	5.617%	(c)	07/15/42	358	88,822
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	737	73,915
Freddie Mac REMICS, Series 4097, Class ST, IO	5.617%	(c)	08/15/42	762	119,248
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	2,136	269,803
Freddie Mac REMICS, Series 4136, Class SE, IO	5.717%	(c)	11/15/42	490	102,477
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.717%	(c)	11/15/42	521	101,725
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.717%	(c)	11/15/42	1,443	305,358
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	7,857	826,728
Freddie Mac REMICS, Series 4174, Class SA, IO	5.767%	(c)	05/15/39	1,765	279,251
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	5,323	685,814
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,742	1,746,623
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,665	2,584,616
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,383	2,298,525
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	11,288	1,294,684
Freddie Mac REMICS, Series 4415, Class IO, IO	1.759%	(c)	04/15/41	3,836	277,671
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,802	196,809
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.068%	(c)	03/20/39	631	54,206
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.048%	(c)	04/20/40	347	54,868
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.118%	(c)	06/20/40	4,975	1,073,042
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.218%	(c)	01/20/40	596	75,955
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	516	7,146
Government National Mortgage Assoc., Series 2010-H02, Class FA	1.118%	(c)	02/20/60	6,141	6,124,116
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.435%	(c)	06/20/60	7,554	7,621,095
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.755%	(c)	10/20/60	13,159	12,976,329
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.775%	(c)	10/20/60	11,204	11,051,089
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.775%	(c)	08/20/58	893	883,554
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	931	1,022,313
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.618%	(c)	03/20/42	3,628	781,877

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	6.164%	(c)	04/16/42	1,996	$470,971
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	3,469	314,924
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.664%	(c)	08/16/42	1,944	311,643
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	5.764%	(c)	10/16/42	2,860	555,013
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,211	332,721
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.714%	(c)	06/16/43	4,053	526,593
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.683%	(c)	04/25/36	1,144	2,904,389
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.663%	(c)	04/25/36	199	169,740
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.633%	(c)	10/25/45	246	189,747
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.833%	(c)	06/25/34	2,684	2,225,092
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.783%	(c)	01/25/35	2,790	2,304,083
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.783%	(c)	03/25/35	1,312	1,106,003
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	379	371,259
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	1.192%	(c)	01/19/35	284	184,216
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.883%	(c)	07/25/34	482	473,083
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.983%	(c)	01/25/35	98	97,743
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.683%	(c)	04/25/37	3,013	2,776,626
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.633%	(c)	10/25/36	1,366	1,088,285
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.783%	(c)	08/25/35	1,084	1,055,206
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,874	2,373,465
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.787%	(c)	04/21/34	1,134	1,131,520
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.883%	(c)	09/25/34	897	833,966
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.279%	(c)	02/25/36	372	364,631
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.622%	(c)	07/25/34	900	880,403
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	1.133%	(c)	12/25/35	1,903	1,515,774
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,483	2,479,012
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	1.506%	(c)	02/25/35	9,058	7,990,519
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.367%	(c)	06/25/36	879	710,890
RALI Series Trust, Series 2005-QA1, Class M1	0.983%	(c)	01/25/35	6,882	5,866,659
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	156	134,307

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35		3,634	$3,098,038
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.883%	(c)	01/25/37		1,198	696,164
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.134%	(c)	12/26/35		705	702,945
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.833%	(c)	11/25/34		5,166	4,282,600
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.793%	(c)	01/25/37		351	200,990
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37		2,377	1,636,631
SACO I Trust, Series 2007-VA1, Class A, 144A	9.006%	(c)	06/25/21		1,186	1,227,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.803%	(c)	07/25/34		656	627,004
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.733%	(c)	09/25/34		541	464,391
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.933%	(c)	02/25/24		3,650	3,626,935
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.783%	(c)	03/25/35		2,767	2,258,922
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.830%	(c)	08/20/35		115	98,706
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.538%	(c)	02/25/33		957	940,546
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.521%	(c)	09/25/33		290	292,565
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.923%	(c)	10/25/45		4,740	3,872,125
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.543%	(c)	03/25/37		571	534,277
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.266%	(c)	09/25/36		432	381,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.401%	(c)	04/25/36		122	110,925

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $369,528,056)						376,398,032

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.6%
Federal Home Loan Mortgage Corp.	2.605%	(c)	07/01/36		1,515	1,605,081
Federal Home Loan Mortgage Corp.	3.500%		10/01/42-02/01/44		8,790	9,241,191
Federal Home Loan Mortgage Corp.	3.500%		TBA	(t)	900	940,396
Federal Home Loan Mortgage Corp.	4.000%		03/01/42-08/01/43		13,698	14,766,492
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44		24,306	26,863,111
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-06/01/41		1,339	1,478,499
Federal Home Loan Mortgage Corp.	5.500%		12/01/38		2,162	2,422,963
Federal Home Loan Mortgage Corp.	6.500%		09/01/39		2,152	2,456,659
Federal Home Loan Mortgage Corp.	7.000%		03/01/39		565	653,674
Federal National Mortgage Assoc.	1.977%	(c)	05/01/37		118	123,000
Federal National Mortgage Assoc.	2.046%	(c)	01/01/37		113	117,366
Federal National Mortgage Assoc.	2.342%	(c)	08/01/37		114	120,155
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42		5,489	5,603,356
Federal National Mortgage Assoc.	2.500%		TBA	(t)	9,100	9,341,719
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43		22,477	23,152,713
Federal National Mortgage Assoc.	3.000%		TBA	(t)	1,600	1,671,250
Federal National Mortgage Assoc., Sub. Notes	3.252%	(s)	10/09/19		25,050	23,799,529
Federal National Mortgage Assoc.	3.500%		09/01/42-01/01/46		67,969	71,427,346
Federal National Mortgage Assoc.	3.500%		TBA	(t)	18,000	19,008,178
Federal National Mortgage Assoc.	4.000%		04/01/42-01/01/45		22,316	24,098,065

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%		TBA	(t)	21,800	$23,291,937
Federal National Mortgage Assoc.	4.500%		04/01/31-01/01/45		60,386	66,350,129
Federal National Mortgage Assoc.	5.000%		07/01/33-06/01/41		16,865	18,824,170
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40		3,047	3,429,590
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37		1,935	2,235,888
Federal National Mortgage Assoc.	6.500%		05/01/40		9,514	10,952,373
Federal National Mortgage Assoc.	6.625%		11/15/30		13,100	19,468,473
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39		4,067	4,780,306
Financing Corp., Series 1P, Debs., PO	4.630%	(s)	05/11/18		1,670	1,634,947
Financing Corp., Series 8P, Debs., PO	4.550%	(s)	08/03/18		680	666,088
Financing Corp., Series 12P, Debs., PO	3.540%	(s)	12/06/18		3,500	3,410,386
Financing Corp., Series 13P, Debs., PO	3.170%	(s)	12/27/18		7,929	7,706,639
Financing Corp., Series B-P, Debs., PO	4.463%	(s)	04/06/18		1,340	1,315,734
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631%	(s)	09/26/19		5,580	5,347,414
Financing Corp., Series E-P, Debs., PO	3.716%	(s)	11/02/18		5,800	5,652,622
Government National Mortgage Assoc.	2.081%	(c)	11/20/60		4,990	5,161,397
Government National Mortgage Assoc.	2.161%	(c)	07/20/60		3,794	3,944,126
Government National Mortgage Assoc.	2.164%	(c)	09/20/60		5,417	5,639,216
Government National Mortgage Assoc.	2.826%	(c)	04/20/60		5,547	5,874,846
Government National Mortgage Assoc.	3.000%		TBA	(t)	41,900	43,403,326
Government National Mortgage Assoc.	3.500%		TBA	(t)	600	634,125
Government National Mortgage Assoc.	4.000%		TBA	(t)	1,900	2,030,996
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41		6,169	6,714,187
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40		13,738	15,236,580
Government National Mortgage Assoc.	5.500%		06/15/36		1,034	1,179,270
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42		712	815,237
Government National Mortgage Assoc.	6.500%		10/20/37		974	1,163,204
Residual Funding Corp. Strip Principal, Bonds, PO	1.843%	(s)	10/15/19		190	181,346
Residual Funding Corp. Strip Principal, Bonds, PO	2.000%	(s)	10/15/20		2,280	2,123,658
Tennessee Valley Authority	5.250%		09/15/39		5,050	6,445,249

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $502,220,535)						514,504,202

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds	2.875%		08/15/45		2,510	2,640,206
U.S. Treasury Bonds(a)	3.000%		05/15/45-11/15/45		69,540	75,009,030
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25		5,920	6,043,159
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26-02/15/43		52,650	53,104,811
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42-02/15/45		17,730	17,633,442
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46		6,640	6,923,964
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44		3,150	3,584,669
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40-02/15/41		6,230	8,704,064
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25		11,840	17,720,011
U.S. Treasury Notes	0.625%		11/30/17		1,200	1,198,078
U.S. Treasury Notes	1.125%		02/28/21		310	308,728
U.S. Treasury Notes	1.375%		04/30/20-10/31/20		5,520	5,567,498
U.S. Treasury Notes	1.500%		07/31/16-12/31/18		4,530	4,606,997
U.S. Treasury Notes(a)	1.625%		07/31/19-02/15/26		6,030	6,069,800
U.S. Treasury Notes	1.750%		09/30/19		1,790	1,836,499
U.S. Treasury Notes	2.000%		07/31/20-08/15/25		4,770	4,934,812
U.S. Treasury Notes	2.125%		12/31/21		440	457,617
U.S. Treasury Notes	2.625%		11/15/20		11,530	12,263,239
U.S. Treasury Strip Principal, PO	4.007%	(s)	02/15/43		6,560	3,173,774

TOTAL U.S. TREASURY OBLIGATIONS (cost $219,694,950)						231,780,398

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

		Shares	Value

PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 0.044% (cost $1,192,693)		45,250	$ 1,189,623

TOTAL LONG-TERM INVESTMENTS (cost $2,789,856,627)			2,788,738,671
SHORT-TERM INVESTMENTS — 10.5%

AFFILIATED MUTUAL FUND — 10.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $304,240,739; includes $145,813,613 of cash collateral for securities on loan)(b)(w)		304,240,739	304,240,739

		Notional
		Amount
	Counterparty	(000)#

OPTIONS PURCHASED* — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 04/22/16, Strike Price $120.50		131	101,320
10 Year U.S. Treasury Notes Futures, expiring 04/22/16, Strike Price $128.50		192	378,000
20 Year U.S. Treasury Bonds Futures,
expiring 04/22/16, Strike Price $163.00		38	89,656
expiring 04/22/16, Strike Price $164.00		23	40,609
expiring 04/22/16, Strike Price $165.00		43	54,422
Currency option USD vs CNY, expiring 07/12/16, @ FX Rate 6.78	Goldman Sachs & Co.	365	200,999
Currency option USD vs EUR, expiring 06/29/16, @ FX Rate 1.14	Barclays Capital Group	578	994,198
Currency option USD vs JPY, expiring 05/24/16, @ FX Rate 115.50	Goldman Sachs & Co.	287	146,167
Interest Rate Swap Options,
Receive a fixed rate of 0.99% and pay a floating rate based on 3
Month LIBOR, expiring 04/20/16	Goldman Sachs & Co.	32	117,111
Receive a fixed rate of 1.05% and pay a floating rate based on 3
Month LIBOR, expiring 04/20/16	Goldman Sachs & Co.	128	88,589

			2,211,071

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $117.00		14,400	—
expiring 04/22/16, Strike Price $120.00		78	3,656
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $128.50		240	18,750
expiring 04/22/16, Strike Price $129.00		313	39,125
expiring 04/22/16, Strike Price $130.00		20	7,813
20 Year U.S. Treasury Bonds Futures, expiring 04/22/16, Strike Price $159.00		44	7,563
Currency option USD vs BRL, expiring 06/09/16, @ FX Rate 3.75	Goldman Sachs & Co.	91	490,348
Currency option USD vs GBP, expiring 04/28/16, @ FX Rate 1.42	Goldman Sachs & Co.	369	728,227
Japanese Yen Futures,
expiring 04/08/16, Strike Price $0.01	Goldman Sachs & Co.	59	2,350
expiring 04/08/16, Strike Price $0.01	Goldman Sachs & Co.	58	8,625

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

				Notional
				Amount
	Counterparty			(000)#	Value
OPTIONS PURCHASED* (Continued)

Put Options (cont’d)
expiring 05/06/16, Strike Price $0.01	Goldman Sachs & Co.			30	$10,800
expiring 05/06/16, Strike Price $0.01	Goldman Sachs & Co.			78	50,375
Euro Futures,
expiring 04/08/16, Strike Price $1.10				6,250	625
expiring 05/06/16, Strike Price $1.13				3,750	30,750

					1,399,007

TOTAL OPTIONS PURCHASED (cost $4,498,918)					3,610,078

TOTAL SHORT-TERM INVESTMENTS (cost $308,739,657)					307,850,817

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 106.2% (cost $3,098,596,284)					3,096,589,488

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)#
SECURITY SOLD SHORT — (0.7)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (cost $21,570,504)	3.500%	TBA	(t)	20,600	(21,562,407)

				Notional
				Amount
	Counterparty			(000)#
OPTIONS WRITTEN* — (0.1)%

Call Options
90 Day Euro Dollar Futures,
expiring 06/13/16, Strike Price $99.00				278	(86,025)
expiring 06/13/16, Strike Price $99.25				60	(4,800)
Currency option USD vs BRL,
expiring 06/09/16, @ FX Rate 3.85	Goldman Sachs & Co.			91	(192,350)
Euro Futures,
expiring 04/08/16, Strike Price $1.00				6,125	(192,939)
5 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $121.00				236	(99,563)
expiring 05/20/16, Strike Price $121.00				315	(211,641)
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $129.50				133	(157,939)
expiring 04/22/16, Strike Price $130.00				479	(419,125)
expiring 05/20/16, Strike Price $130.00				78	(86,531)
expiring 04/22/16, Strike Price $130.50				376	(211,500)
expiring 04/22/16, Strike Price $131.00				92	(34,500)
expiring 05/20/16, Strike Price $131.00				210	(144,375)
expiring 05/20/16, Strike Price $132.00				286	(111,719)
20 Year U.S. Treasury Bonds Futures,
expiring 04/22/16, Strike Price $167.00				149	(104,766)
expiring 05/20/16, Strike Price $167.00				332	(498,000)
expiring 05/20/16, Strike Price $171.00				14	(8,313)

					(2,564,086)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 05/20/16, Strike Price $120.50		132	$(36,094)
10 Year U.S. Treasury Notes Futures,
expiring 04/22/16, Strike Price $127.50		92	(2,875)
expiring 04/22/16, Strike Price $128.00		20	(939)
expiring 05/20/16, Strike Price $128.00		59	(11,063)
20 Year U.S. Treasury Bonds Futures,
expiring 04/22/16, Strike Price $160.00		20	(5,313)
expiring 05/20/16, Strike Price $160.00		88	(74,250)
expiring 04/22/16, Strike Price $161.00		35	(14,766)
expiring 05/20/16, Strike Price $165.00		14	(36,969)
Euro Futures,
expiring 04/08/16, Strike Price $1.09		12,250	(613)
expiring 05/06/16, Strike Price $1.09		19,500	(19,500)
expiring 05/06/16, Strike Price $1.10		18,500	(33,300)
expiring 04/08/16, Strike Price $1.11		1,250	(313)
expiring 05/06/16, Strike Price $1.11		1,750	(5,425)
expiring 04/08/16, Strike Price $1.12		10,250	(4,613)
expiring 05/06/16, Strike Price $1.12		4,125	(16,500)

			(262,533)

TOTAL OPTIONS WRITTEN (premiums received $2,608,523)			(2,826,619)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 105.4% (cost $3,074,417,257)			3,072,200,462
Liabilities in excess of other assets(z) — (5.4)%			(156,997,988)

NET ASSETS — 100.0%			$2,915,202,474

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $30,265,349 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,688,299; cash collateral of $145,813,613 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(p)	Interest rate not available as of March 31, 2016.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $116,400,000 is approximately 4.0% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)

Long Positions:
783	90 Day Euro Dollar	Mar. 2017	$ 193,312,663	$ 194,046,975	$734,312
221	90 Day Euro Dollar	Jun. 2017	54,442,538	54,741,700	299,162

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Futures contracts outstanding at March 31, 2016:        (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
1,395	2 Year U.S. Treasury Notes	Jun. 2016	$ 305,292,422	$ 305,156,250	$ (136,172)
152	5 Year Euro-Bobl	Jun. 2016	22,718,449	22,675,209	(43,240)
17,901	5 Year U.S. Treasury Notes	Jun. 2016	2,164,919,189	2,168,957,892	4,038,703
156	10 Year U.S. Ultra Treasury Bonds	Jun. 2016	21,703,377	21,957,000	253,623
296	20 Year U.S. Treasury Bonds	Jun. 2016	48,075,156	48,673,500	598,344
624	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	108,541,682	107,659,500	(882,182)
667	Canadian Dollar Currency	Jun. 2016	50,221,930	51,405,690	1,183,760
86	Euro-BTP Italian Government Bond	Jun. 2016	13,572,251	13,761,018	188,767

					6,235,077
Short Positions:
1,838	90 Day Euro Dollar	Jun. 2016	456,030,375	456,329,450	(299,075)
5,279	90 Day Euro Dollar	Dec. 2016	1,307,308,875	1,308,862,063	(1,553,188)
901	90 Day Euro Euribor	Jun. 2016	256,918,233	256,953,295	(35,062)
349	10 Year Euro-Bund	Jun. 2016	64,650,186	64,858,934	(208,748)
44	10 Year Japanese Bonds	Jun. 2016	59,077,169	59,151,451	(74,282)
5,564	10 Year U.S. Treasury Notes	Jun. 2016	725,036,646	725,493,437	(456,791)
15	30 Year Euro BUXL	Jun. 2016	2,796,168	2,876,731	(80,563)
5	Australian Dollar Currency	Jun. 2016	369,525	382,500	(12,975)
737	Euro Currency	Jun. 2016	102,126,581	105,133,050	(3,006,469)
1,433	Japanese Yen Currency	Jun. 2016	157,650,188	159,492,900	(1,842,712)

					(7,569,865)
					$(1,334,788)

(1)	Cash of $27,252,094 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Canadian Dollar,
Expiring 05/13/16	Citigroup Global Markets	CAD	47,299	$ 33,835,531	$ 36,420,797	$ 2,585,266
Chinese Renminbi,
Expiring 04/12/16	Bank of America	CNH	59,180	9,156,738	9,150,509	(6,229)
Expiring 04/12/16	Barclays Capital Group	CNH	564,466	87,378,630	87,278,655	(99,975)
Euro,
Expiring 04/12/16	Barclays Capital Group	EUR	22,650	25,658,532	25,782,643	124,111
Expiring 04/12/16	Barclays Capital Group	EUR	12,910	14,625,352	14,695,537	70,185
Expiring 04/12/16	Barclays Capital Group	EUR	3,170	3,594,897	3,608,431	13,534
Expiring 04/12/16	Citigroup Global Markets	EUR	59,250	66,639,838	67,444,661	804,823
Indian Rupee,
Expiring 07/14/16	Bank of America	INR	1,921,560	28,609,544	28,467,732	(141,812)
Japanese Yen,
Expiring 04/12/16	Bank of America	JPY	7,724,306	66,133,323	68,658,264	2,524,941
Mexican Peso,
Expiring 04/12/16	Barclays Capital Group	MXN	103,000	5,741,245	5,955,062	213,817
Expiring 04/12/16	Citigroup Global Markets	MXN	41,687	2,237,920	2,410,175	172,255

				$343,611,550	$349,872,466	6,260,916

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/12/16	Barclays Capital Group	BRL	67,504	$ 16,171,334	$ 18,711,766	$ (2,540,432)
Chinese Renminbi,
Expiring 05/13/16	Bank of America	CNH	25,842	3,963,720	3,990,704	(26,984)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/14/16	Bank of America	CNH	59,180	$ 9,115,133	$ 9,108,985	$ 6,148
Expiring 07/14/16	Barclays Capital Group	CNH	564,466	86,794,180	86,882,592	(88,412)
Expiring 07/14/16	Barclays Capital Group	CNH	25,906	3,980,631	4,005,620	(24,989)
Chinese Yuan,
Expiring 04/12/16	Barclays Capital Group	CNY	115,430	17,197,557	17,838,599	(641,042)
Expiring 04/12/16	Barclays Capital Group	CNY	105,460	15,702,799	16,297,831	(595,032)
Expiring 04/12/16	Barclays Capital Group	CNY	57,790	8,609,952	8,930,890	(320,938)
Expiring 04/12/16	Barclays Capital Group	CNY	57,570	8,577,175	8,896,891	(319,716)
Expiring 04/12/16	Citigroup Global Markets	CNY	202,310	30,374,597	31,265,070	(890,473)
Expiring 04/12/16	Citigroup Global Markets	CNY	97,820	14,507,757	15,117,143	(609,386)
Expiring 04/12/16	Citigroup Global Markets	CNY	70,790	10,587,795	10,939,915	(352,120)
Expiring 04/12/16	Citigroup Global Markets	CNY	36,470	5,460,398	5,636,088	(175,690)
Euro,
Expiring 04/12/16	Bank of America	EUR	5,375	5,855,827	6,118,151	(262,324)
Expiring 04/12/16	Barclays Capital Group	EUR	25,882	28,198,323	29,461,393	(1,263,070)
Expiring 04/12/16	Citigroup Global Markets	EUR	14,285	15,539,080	16,260,708	(721,628)
Expiring 05/13/16	Bank of America	EUR	4,988	5,646,248	5,683,840	(37,592)
Expiring 05/13/16	Citigroup Global Markets	EUR	21,672	24,488,327	24,692,818	(204,491)
Expiring 05/13/16	Citigroup Global Markets	EUR	8,590	9,620,156	9,787,497	(167,341)
Expiring 05/13/16	Citigroup Global Markets	EUR	3,000	3,301,746	3,418,218	(116,472)
Expiring 05/13/16	Citigroup Global Markets	EUR	258	292,617	293,968	(1,351)
Expiring 05/13/16	Citigroup Global Markets	EUR	112	124,323	127,615	(3,292)
Expiring 05/13/16	UBS AG	EUR	5,700	6,394,317	6,494,613	(100,296)
Japanese Yen,
Expiring 05/13/16	Bank of America	JPY	6,160	54,291	54,803	(512)
Mexican Peso,
Expiring 04/12/16	Citigroup Global Markets	MXN	152,232	8,473,938	8,801,452	(327,514)
Polish Zloty,
Expiring 04/12/16	Barclays Capital Group	PLN	54,890	14,550,110	14,708,232	(158,122)

				$353,582,331	$363,525,402	(9,943,071)

						$(3,682,155)

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized (Depreciation)
Centrally cleared swap agreements:
4,889,300	06/15/16	0.420%	3 Month LIBOR(1)	$—	$(281,115)	$(281,115)
1,142,610	07/27/16	0.550%	3 Month LIBOR(1)	—	(179,845)	(179,845)
128,800	08/31/22	1.890%	3 Month LIBOR(1)	—	(4,534,225)	(4,534,225)
263,996	11/30/22	1.900%	3 Month LIBOR(1)	685,115	(8,931,290)	(9,616,405)
40,656	02/15/41	2.720%	3 Month LIBOR(1)	(68,572)	(5,061,085)	(4,992,513)

				$616,543	$(18,987,560)	$(19,604,103)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.24	06/20/20	5.000%	27,202	$1,223,882	$1,460,437	$236,555
CDX.NA.HY.25	12/20/20	5.000%	14,155	382,185	431,936	49,751
CDX.NA.IG.23	12/20/19	1.000%	8,450	113,867	43,565	(70,302)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1) (cont’d.):
CDX.NA.IG.24	06/20/20	1.000%	94,207	$ 935,661	$ 532,879	$ (402,782)
CDX.NA.IG.25	12/20/20	1.000%	13,310	65,444	71,028	5,584
				$2,721,039	$2,539,845	$ (181,194)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at March 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Republic of Brazil	12/20/20	1.000%	3,104	3.263%	$ (304,627)	$ (503,612)	$ 198,985	Barclays Capital Group
Republic of Brazil	12/20/20	1.000%	1,220	3.263%	(119,731)	(198,773)	79,042	Barclays Capital Group
					$ (424,358)	$ (702,385)	$ 278,027

Cash of $14,361,784 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared credit default swaps contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,456,819	$ —
Non-Residential Mortgage-Backed Securities	—	50,648,983	25,670,628
Residential Mortgage-Backed Securities	—	43,081,192	—
Bank Loans	—	76,733,852	669,446
Commercial Mortgage-Backed Securities	—	225,076,913	3,925,275
Corporate Bonds	—	1,025,999,167	—
Foreign Government Bonds	—	204,604,141	—
Residential Mortgage-Backed Securities	—	376,398,032	—
U.S. Government Agency Obligations	—	514,504,202	—
U.S. Treasury Obligations	—	231,780,398	—
Preferred Stock	1,189,623	—	—
Affiliated Mutual Fund	304,240,739	—	—
Options Purchased	842,089	2,767,989	—
Options Written	(2,634,269)	(192,350)	—
U.S. Government Agency Obligation - Short	—	(21,562,407)	—
Other Financial Instruments*
Futures Contracts	(1,334,788)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,682,155)	—
Centrally Cleared Interest Rate Swap Agreements	—	(19,604,103)	—
OTC Credit Default Swap Agreements	—	(424,358)	—
Centrally Cleared Credit Default Swap Agreements	—	(181,194)	—

Total	$302,303,394	$2,714,405,121	$30,265,349

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	U.S. Government Agency Obligations
Balance as of 12/31/15	$8,393,727	$34,180,885	$3,375,473	$31,043,360	$3,087,630
Accrued discounts/premiums	—	4,320	(286)	24,735	—
Realized gain (loss)	—	24,253	(15,833)	—	—
Change in unrealized appreciation (depreciation)**	—	(37,589)	9,315	(647,364)	—
Purchases	—	—	—	—	—
Sales	—	(8,024,354)	(2,110,581)	(23,997,120)	—
Transfers into Level 3	—	—	699,595	—	—
Transfers out of Level 3	(8,393,727)	—	(1,288,237)	(2,498,336)	(3,087,630)
Paydowns	—	(476,887)	—	—	—

Balance as of 03/31/16	$—	$25,670,628	$669,446	$3,925,275	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts recorded at fair value.

**	Of which, $(675,638) was relating to securities held at the reporting period end.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Non-Residential Mortgage-Backed	$ 8,684,478	Market approach	Single broker indicative quote
Asset-Backed Securities - Non-Residential Mortgage-Backed	16,986,150	Market approach	Internal proxy pricing
Bank Loans	669,446	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	3,925,275	Market approach	Single broker indicative quote

	$30,265,349
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:
Investments in
Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	$8,393,727	L3 to L2	Single broker indicative quote to evaluated bid
Bank Loans	$ 699,595	L2 to L3	Evaluated bid to single broker indicative quote
Bank Loans	$1,288,237	L3 to L2	Single broker indicative quote to evaluated bid
Commercial Mortgage-Backed Securities	$2,498,336	L3 to L2	Single broker indicative quote to evaluated bid
U.S. Government Agency Obligations	$3,087,630	L3 to L2	Cost to evaluated bid

  The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2016 as presented in the Statement of Assets and Liabilities:

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 3/31/16
Credit contracts	$(605,552)
Foreign exchange contracts	(5,162,640)
Interest rate contracts	(18,674,947)

Total	$(24,443,139)

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.1%

FOREIGN BONDS — 36.8%

Argentina — 0.9%
YPF SA, Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	700	$700,875
YPF SA, Sr. Unsec’d. Notes, 144A	8.750%	04/04/24	760	752,400

				1,453,275

Brazil — 3.9%
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	188,500
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	290	230,187
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	310	242,575
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, 144A	2.850%	05/26/18	780	769,470
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	220	207,713
Marfrig Holdings Europe BV, Gtd. Notes, 144A(a)	6.875%	06/24/19	360	342,450
Marfrig Holdings Europe BV, Sr. Unsec’d. Notes, RegS	8.375%	05/09/18	270	271,350
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	140	141,400
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	546	227,955
Oi Brasil Holdings Cooperatief UA, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/10/22	287	76,744
Oi Brasil Holdings Cooperatief UA, Sr. Unsec’d. Notes, RegS	5.750%	02/10/22	204	54,550
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	1,260	919,422
Petrobras Global Finance BV, Gtd. Notes(a)	5.375%	01/27/21	896	740,660
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	420	273,000
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	308,451
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	260	181,350
Suzano Trading Ltd., Gtd. Notes, RegS	5.875%	01/23/21	340	343,400
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	546	431,176
Virgolino de Oliveira Finance SA, Gtd. Notes, RegS(i)	10.500%	01/28/18	2,001	73,037

				6,023,390

Chile — 2.7%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	324	343,837
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	195,410
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes(a)	4.750%	01/11/22	354	374,839
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A(a)	3.000%	07/17/22	1,421	1,371,677
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS(a)	3.000%	07/17/22	231	222,982
Empresa Nacional de Telecomunicaciones SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	270	265,869
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	257,643
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	486	499,266
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	149,985
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	380	382,263

				4,063,771

China — 5.8%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	1,170	1,201,114
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	780	826,731

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

China (cont’d.)
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	$303,071
Export-Import Bank of China (The), Sr. Unsec’d.
Notes, RegS	3.625%	07/31/24	950	1,006,265
Export-Import Bank of China (The) via Avi
Funding Co. Ltd., Sr. Sec’d. Notes, 144A	2.850%	09/16/20	740	754,918
Industrial & Commercial Bank of China Ltd., Sr.
Unsec’d. Notes, MTN	3.231%	11/13/19	440	454,791
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, RegS	4.375%	10/17/23	220	235,474
Sinopec Group Overseas Development 2014 Ltd.,
Gtd. Notes, 144A	4.375%	04/10/24	2,450	2,614,481
State Grid Overseas Investment 2013 Ltd., Gtd.
Notes, 144A	3.125%	05/22/23	420	429,282
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A	3.700%	06/10/25	810	855,153
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, RegS	3.700%	06/10/25	200	211,149

				8,892,429

Colombia — 0.7%
Banco Bilbao Vizcaya Argentaria Colombia SA,
Sub. Notes, 144A	4.875%	04/21/25	370	357,975
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	300	236,160
Pacific Exploration & Production Corp., Gtd.
Notes, 144A	5.125%	03/28/23	1,260	214,200
Pacific Exploration and Production Corp., Sr.
Unsec’d. Notes, RegS	7.250%	12/12/21	124	21,080
Transportadora de Gas Internacional SA ESP, Sr.
Unsec’d. Notes, RegS	5.700%	03/20/22	262	265,537

				1,094,952

Hungary — 0.6%
Magyar Export-Import Bank Zrt, Gov’t. Gtd.
Notes, 144A	4.000%	01/30/20	890	902,638

India — 1.0%
Bharti Airtel International Netherlands BV, Gtd.
Notes, 144A	5.350%	05/20/24	400	430,554
Bharti Airtel Ltd., Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	320	325,040
Reliance Holding USA, Inc., Gtd. Notes, RegS	5.400%	02/14/22	746	832,426

				1,588,020

Indonesia — 2.6%
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes,
144A	4.250%	05/05/25	890	851,766
Pelabuhan Indonesia III PT, Sr. Unsec’d. Notes,
RegS	4.875%	10/01/24	500	504,400
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%	05/20/23	500	487,719
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42	1,408	1,285,241
Perusahaan Listrik Negara PT, Sr. Unsec’d.
Notes, 144A	5.500%	11/22/21	755	814,494

				3,943,620

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d.
Notes, RegS	7.000%	05/05/20	750	787,500

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Malaysia — 0.4%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	579	$636,850

Mexico — 7.1%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44	200	200,000
America Movil SAB de CV, Gtd. Notes	5.000%		03/30/20	120	132,776
Banco Nacional de Comercio Exterior SNC, Sr.
Unsec’d. Notes, 144A	4.375%		10/14/25	1,445	1,455,115
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	5.700%		01/11/25	400	370,800
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	410	383,350
Comision Federal de Electricidad, Sr. Unsec’d.
Notes, 144A	4.875%		01/15/24	430	441,825
Comision Federal de Electricidad, Sr. Unsec’d.
Notes, 144A	6.125%		06/16/45	380	377,150
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	206,137
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22	200	208,000
Petroleos Mexicanos, Gtd. Notes	5.625%		01/23/46	330	277,332
Petroleos Mexicanos, Gtd. Notes, 144A(a)	6.875%		08/04/26	391	423,257
Petroleos Mexicanos, Gtd. Notes(a)	4.875%		01/24/22	1,044	1,036,170
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	2,980	2,921,145
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	617,359
Petroleos Mexicanos, Gtd. Notes	6.500%		06/02/41	1,881	1,770,961

					10,821,377

Morocco — 0.5%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	780	747,435

Peru — 0.9%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(c)	09/22/29	130	130,813
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23	270	262,440
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%		02/08/23	100	97,200
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	41,782
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	156,771
Transportadora de Gas del Peru SA, Sr. Unsec’d.
Notes, 144A	4.250%		04/30/28	670	649,900

					1,338,906

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes,
144A	4.750%		02/16/21	264	289,410

Russia — 4.4%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	770	739,015
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d.
Notes, RegS	8.146%		04/11/18	1,440	1,560,082
Lukoil International Finance BV, Gtd. Notes,
RegS	6.656%		06/07/22	726	772,057
Russian Agricultural Bank OJSC Via RSHB
Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	406,660
Russian Agricultural Bank OJSC Via RSHB
Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	255,537
Russian Agricultural Bank OJSC Via RSHB
Capital SA, Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	630	672,827
Russian Agricultural Bank OJSC Via RSHB
Capital SA, Sub. Notes, RegS	6.000%	(c)	06/03/21	1,900	1,863,900
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%		03/01/22	380	400,425

					6,670,503

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Singapore — 0.3%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21	560	$ 537,320

South Africa — 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A	6.750%	08/06/23	480	442,896
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%	07/21/25	480	482,352

				925,248

South Korea — 0.1%
Shinhan Bank, Sub. Notes, 144A	3.875%	03/24/26	200	202,307

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	460	473,570
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%	08/14/19	100	102,950

				576,520

Turkey — 1.1%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%	09/23/21	350	351,417
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%	04/24/19	880	922,400
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20	440	457,600

				1,731,417

United Kingdom — 0.2%
HSBC Holdings PLC, Sr. Unsec’d. Notes(a)	4.300%	03/08/26	320	330,820

Venezuela — 1.9%
Petroleos de Venezuela SA, Gtd. Notes, RegS	6.000%	05/16/24	1,560	484,380
Petroleos de Venezuela SA, Gtd. Notes, RegS	9.000%	11/17/21	6,360	2,361,150
				2,845,530

TOTAL FOREIGN BONDS (cost $62,356,297)				56,403,238

SOVEREIGN ISSUES — 59.1%
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, 144A	5.750%	01/30/25	240	207,600
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN 22,092	1,340,118
Mexican Bonos (Mexico), Bonds	10.000%	12/05/24	MXN 1,110	82,477
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24	920	945,760
Republic of Argentina (Argentina), Sr. Unsec’d. Notes(a)	7.000%	04/17/17	2,260	2,276,607
Republic of Argentina (Argentina), Sr. Unsec’d. Notes(i)	8.280%	12/31/33	2,089	2,496,399
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20	560	553,470
Republic of Brazilia (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23	2,650	2,272,375
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes, 144A	9.500%	11/19/25	200	188,000
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	193	204,291

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	2.625%	03/15/23	1,000	$ 930,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	1,037	1,088,850
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44	1,060	956,650
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20	280	307,580
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23	620	654,172
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	1,060	1,060,000
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	900	891,000
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	570	621,300
Republic of Ecuador (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%	03/24/20	1,937	1,743,300
Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25	350	311,570
Republic of El Salvador (El Salvador), Unsec’d. Notes, 144A	6.375%	01/18/27	330	285,450
Republic of Gabon (Gabon), Bonds, 144A	6.375%	12/12/24	310	257,300
Republic of Gabon (Gabon), Sr. Unsec’d. Notes, 144A	6.950%	06/16/25	400	333,000
Republic of Georgia (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	360	387,900
Republic of Ghana (Ghana), Gov’t. Gtd. Notes, 144A	10.750%	10/14/30	580	566,051
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A	8.125%	01/18/26	230	180,550
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS	7.875%	08/07/23	300	237,750
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	680	719,100
Republic of Hungary (Hungary), Sr. Unsec’d. Notes(a)	5.750%	11/22/23	3,808	4,337,312
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	1,920	2,156,175
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.375%	04/15/23	1,090	1,064,867
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22	270	272,178
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43	220	207,212
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	5,411	5,437,427
Republic of Israel (Israel), Sr. Unsec’d. Notes	2.875%	03/16/26	870	869,965
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.375%	07/23/24	860	789,050
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.375%	03/03/28	420	396,900
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28	490	502,250
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25	460	509,450
Republic of Jordan (Jordan), Sr. Unsec’d. Notes, 144A	6.125%	01/29/26	200	211,500

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Kazakhstan (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%	10/14/24	2,810	$2,687,287
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	5.875%	06/24/19	490	480,984
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%	03/09/21	1,640	1,901,541
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%	01/23/46	2,617	2,551,575
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45	660	730,950
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	1,970	2,309,825
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	402	400,995
Republic of Namibia (Namibia), Sr. Unsec’d. Notes, 144A	5.250%	10/29/25	510	492,150
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23	140	128,800
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, 144A	6.875%	06/01/17	290	299,589
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24	500	531,054
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	17	21,675
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26	580	582,900
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%	01/25/23	200	202,000
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	5.625%	11/18/50	1,388	1,561,500
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37	1,240	1,543,800
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%	03/30/19	948	1,088,778
Republic of Philippines (Philippines), Sr. Unsec’d. Notes(a)	3.950%	01/20/40	1,200	1,316,670
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37	2,600	3,266,539
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34	1,205	1,701,286
Republic of Poland (Poland), Sr. Unsec’d. Notes(a)	4.000%	01/22/24	700	747,390
Republic of Poland (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	2,900	3,237,705
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	290	319,491
Republic of Romania (Romania), Sr. Unsec’d. Notes, RegS	4.875%	01/22/24	1,060	1,167,796
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS(a)	7.500%	03/31/30	3,966	4,841,163
Republic of Senegal (Senegal), Bonds, RegS	6.250%	07/30/24	300	279,000
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19	400	399,092
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, RegS	5.875%	07/25/22	720	678,267
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23	2,500	2,356,245
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26	470	457,573
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	250	271,150
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22	2,197	2,443,064
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40	2,451	2,874,043
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes(a)	4.375%	10/27/27	680	696,504
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes(a)	5.100%	06/18/50	440	409,200

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27	2,696	$1,078,400
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	6,242	2,340,750
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, 144A(a)	4.800%	11/19/24	550	551,342
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	270	299,195
Republic of Zambia (Zambia), Sr. Unsec’d. Notes, 144A	8.970%	07/30/27	430	353,675
Russian Federation (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23	1,000	1,044,370
Russian Federation (Russia), Sr. Unsec’d. Notes, RegS	5.625%	04/04/42	1,000	1,010,888

TOTAL SOVEREIGN ISSUES (cost $95,895,549)				90,509,107

			Shares

COMMON STOCK — 0.2%

Diversified Telecommunication Services
Axtel SAB de CV (Mexico)* (cost $86,337)			618,591	304,692

TOTAL LONG-TERM INVESTMENTS (cost $158,338,183)				147,217,037

SHORT-TERM INVESTMENTS — 17.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $26,090,376; includes $22,065,762 of cash collateral for securities on loan)(b)(w)			26,090,376	26,090,376

	Counterparty		Notional Amount (000)#

OPTION PURCHASED*(l)

Call Option
Currency Option USD vs SAR, expiring 01/19/17, Strike Price $3.84 (cost $99,036)	Citigroup Global Markets		45	35,753

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 113.2% (cost $184,527,595)				173,343,166

OPTION WRITTEN*(l)

Call Option
Currency Option USD vs RUB, expiring 04/15/16, Strike Price $75.88 (premiums received $15,943)	Citigroup Global Markets		15	(41)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 113.2% (cost $184,511,652)				173,343,125
Liabilities in excess of other assets(z) — (13.2)%				(20,212,748)

NET ASSETS — 100.0%				$153,130,377

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,186,150; cash collateral of $22,065,762 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 05/13/16	Bank of America	BRL	5,586	$ 1,523,165	$ 1,535,144	$ 11,979
Indian Rupee,
Expiring 04/15/16	Citigroup Global Markets	INR	180,000	2,655,651	2,710,384	54,733
Expiring 07/15/16	Citigroup Global Markets	INR	180,000	2,640,555	2,666,211	25,656
Indonesian Rupiah,
Expiring 06/15/16	Bank of America	IDR	19,882,134	1,501,445	1,480,703	(20,742)
Mexican Peso,
Expiring 05/13/16	Barclays Capital Group	MXN	2,805	155,153	161,721	6,568

				$ 8,475,969	$ 8,554,163	78,194

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 05/13/16	Bank of America	BRL	5,586	$ 1,406,574	$ 1,535,144	$ (128,570)
Indian Rupee,
Expiring 04/12/16	Bank of America	INR	75,000	1,106,766	1,129,969	(23,203)
Expiring 04/15/16	Citigroup Global Markets	INR	180,000	2,678,571	2,710,384	(31,813)
Mexican Peso,
Expiring 05/13/16	Barclays Capital Group	MXN	2,805	151,266	161,721	(10,455)
Singapore Dollar,
Expiring 05/13/16	Citigroup Global Markets	SGD	1,979	1,389,802	1,467,808	(78,006)
				$ 6,732,979	$ 7,005,026	(272,047)

						$ (193,853)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$ 304,692	$ —	$ —
Foreign Bonds	—	56,403,238	—
Sovereign Issues	—	90,509,107	—
Affiliated Mutual Fund	26,090,376	—	—
Option Purchased	—	35,753	—
Option Written	—	(41)	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(193,853)	—
Total	$ 26,395,068	$146,754,204	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Sovereign Issues	59.1%
Foreign Bonds	36.8
Affiliated Mutual Fund (14.4% represents investments purchased with collateral from securities on loan)	17.1
Diversified Telecommunication Services	0.2

113.2
Liabilities in excess of other assets	(13.2)

100.0%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:
AED	Emirati Dirham
ARA	Argentinian Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange:
AEX	Amsterdam Stock Exchange
ASE	Athens Stock Exchange
ASX	Australian Securities Exchange
BVC	Colombian Securities Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
LME	London Metal Exchange
NASDAQ GS	National Association for Securities Dealers Automated Quotations Global Select Market
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-The-Counter
SGMX	Sigma X MTF
SGX	Singapore Exchange
SWX	SIX Swiss Exchange
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Equiduct Stock Exchange
XFRA	Boerse Frankfurt- Regulierter Market

XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
XPAR	Paris Stock Exchange
Index:
ABX	Asset-Backed Securities Index
BCOMTR	Bloomberg Commodity Index Total Return
BIST	Borsa Istanbul Index
Bovespa	Sao Paulo Se Bovespa Index
CAC	French Stock Market Index
CDX	Credit Derivative Index
CGCBMED2	Citi U.S. Media Index
CNX	CNX Nifty Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
GSCBMS5S	GS U.S. Staples Index
GSCI	Goldman Sachs Commodity Index
HSCEI	Hang Seng China Enterprises Index
JPEBMCON	JP European Staples Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
KOSPI	Korean Stock Exchange Index
MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
NIKKEI	Japanese Stock Market Index
RMS G	MSCI US REIT Index
SET	Stock Exchange of Thailand SET Index
SPGCENP	S&P GSCI Energy Official Close Index
SPI	Swiss Performance Index
SPVXSP	S&P 500 VIX Short-Term Futures Index
STOXX	Stock Index of the Eurozone
TA25	Tel Aviv Stock Exchange (TASE)
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
UKRPI	United Kingdom Retail Price Index
WIG 20	Warsaw Stock Exchange
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBA	British Bankers Association
BBSW	Australian Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDI	CHESS Depositary Interest
CDO	Collateralized Debt Obligation

CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chili Interbank Rate Average
CMBS	Commercial Mortgage-Backed Security
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
COOVIBR	Columbia IBR Interbank overnight rate
CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EMTN	Euro Medium Term Note
EMU	European Monetary Union
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIB	Killbuck Bankshares, Inc.
KWCDC	Korean Won Certificate of Deposit
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International

MTN	Medium Term Note
N/A	Not Applicable
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NFIX3FRA	New Zealand Bank Bill 3 month Forward Rate Agreement
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using such model prices to the extent that the valuations meets the established confidence level for each security. If the confidence level is not met or vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributions, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

A Portfolio may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     May 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date     May 11, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     May 11, 2016

*  Print the name and title of each signing officer under his or her signature.